UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21779

JOHN HANCOCK FUNDS II

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210

(Address of principal executive offices)	(Zip code)

Michael J. Leary, 601 CONGRESS STREET, BOSTON, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4490

Date of fiscal year end: August 31
Date of reporting period: May 31, 2012

Item 1. Schedule of Investments.

John Hancock
MUTUAL FUNDS

# John Hancock Floating Rate Income Fund

QUARTERLY PORTFOLIO HOLDINGS

5.31.2012

John Hancock Floating Rate Income Fund
As of 5-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Term Loans (M) 89.6%				$2,140,377,180

(Cost $2,162,973,664)

Consumer Discretionary 24.7%				591,464,247

Auto Components - 1.5%
Allison Transmission, Inc.	2.740	08/07/14	$24,557,549	24,168,729
Schrader, Inc. (T)	—	04/26/18	6,900,000	6,882,750
UCI International, Inc.	5.500	07/26/17	4,937,500	4,931,328

Automobiles - 0.1%
Chrysler Group LLC (T)	—	05/24/17	3,500,000	3,489,791

Diversified Consumer Services - 0.6%
Monitronics International, Inc.	5.500	03/16/18	14,000,000	13,825,000

Hotels, Restaurants & Leisure - 7.6%
Caesars Entertainment Operating Company, Inc.	5.489	01/26/18	35,617,852	31,400,948
Caesars Entertainment Operating Company, Inc.	9.500	10/31/16	16,730,337	16,920,879
CCM Merger, Inc.	6.000	03/01/17	20,917,475	20,708,300
DineEquity, Inc.	4.250	10/19/17	10,757,398	10,674,480
Golden Nugget, Inc.	3.240	06/30/14	4,725,598	4,479,474
Landry's, Inc.	6.500	04/24/18	27,325,000	27,188,375
Las Vegas Sands LLC	2.850	11/23/16	26,421,612	25,682,626
Pinnacle Entertainment, Inc.	4.000	03/19/19	7,250,000	7,195,625
QCE LLC	9.000	01/24/17	16,293,956	13,849,862
Stockbridge SBE Holdings LLC (T)	—	05/02/17	10,000,000	9,750,000
The Wendy's Company (T)	—	05/15/19	13,770,000	13,597,875

Leisure Equipment & Products - 0.3%
Amscan Holdings, Inc.	6.750	12/04/17	7,284,469	7,287,507

Media - 10.5%
Acosta, Inc.	4.750	03/01/18	12,090,169	11,878,591
Advantage Sales & Marketing LLC	5.250	12/18/17	11,297,365	11,184,391
AMC Entertainment, Inc.	3.489	12/15/16	12,792,113	12,721,757
Bresnan Broadband Holdings LLC	4.500	12/14/17	6,890,687	6,770,100
Cengage Learning, Inc.	5.740	07/05/17	33,487,034	28,263,057
Charter Communications Operating LLC	3.720	09/06/16	13,126,727	12,929,826
Charter Communications Operating LLC	4.000	05/15/19	10,000,000	9,850,000
Entercom Radio LLC	6.250	11/23/18	11,916,667	11,896,802
Getty Images, Inc.	4.221	11/13/15	3,000,000	2,988,750
Getty Images, Inc.	5.250	11/07/16	7,718,284	7,690,722
Kabel Deutschland GmbH	4.250	02/01/19	6,604,630	6,563,351
Newsday LLC	10.500	08/01/13	2,000,000	2,040,000
Nielsen Finance LLC	2.489	02/02/17	4,443,750	4,267,111
Nielsen Finance LLC	3.489	05/02/16	11,989,322	11,794,496
Regal Cinemas Corp.	3.367	08/23/17	6,156,988	6,102,012
Sinclair Television Group, Inc.	4.000	10/28/16	9,743,990	9,670,910
TWCC Holding Corp.	4.250	02/13/17	13,663,551	13,561,074
Univision Communications, Inc.	4.489	03/31/17	58,126,618	53,280,312
UPC Financing Partnership	4.750	12/29/17	3,500,000	3,430,000
Visant Corp.	5.250	12/22/16	24,179,694	23,313,263

Multiline Retail - 2.1%
Michaels Stores, Inc.	5.000	07/29/16	25,317,172	25,222,233
Savers, Inc.	4.250	03/03/17	894,898	889,305
The Neiman Marcus Group, Inc.	4.750	05/16/18	25,917,494	25,484,179

1

John Hancock Floating Rate Income Fund
As of 5-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Consumer Discretionary (continued)

Specialty Retail - 2.0%
Freedom Group, Inc.	5.500	04/12/19	$11,000,000	$10,958,750
Gymboree Corp.	5.000	02/23/18	19,952,480	18,495,949
Petco Animal Supplies, Inc.	4.500	11/24/17	18,441,944	18,183,757

Consumer Staples 6.8%				162,730,021

Food & Staples Retailing - 0.7%
Dunkin' Brands, Inc.	4.000	11/23/17	8,741,809	8,640,282
Michael Foods, Inc.	4.250	02/23/18	7,871,973	7,842,453

Food Products - 3.2%
Brickman Group Holdings, Inc.	5.500	10/14/16	5,299,445	5,286,197
Del Monte Corp.	4.500	03/08/18	39,005,250	38,176,388
Dole Food Company, Inc.	5.026	07/06/18	8,081,052	8,020,444
Dole Food Company, Inc.	5.040	07/06/18	4,515,875	4,482,006
WM Bolthouse Farms, Inc.	5.507	02/11/16	2,639,411	2,642,710
WM Bolthouse Farms, Inc.	9.500	08/11/16	18,500,000	18,500,000

Household Products - 2.2%
Reynolds Group Holdings, Inc.	6.500	02/09/18	31,338,294	31,351,362
Reynolds Group Holdings, Inc.	6.500	08/09/18	5,874,359	5,876,809
Spectrum Brands Holdings, Inc.	5.001	06/17/16	7,010,080	6,999,565
Yankee Candle Company, Inc.	5.250	04/02/19	8,500,000	8,430,938

Personal Products - 0.7%
NBTY, Inc.	4.250	10/02/17	16,647,341	16,480,867

Energy 3.4%				80,317,084

Energy Equipment & Services - 0.4%
Invenergy Wind LLC	9.000	11/21/17	9,775,500	9,799,939

Oil, Gas & Consumable Fuels - 3.0%
Arch Coal, Inc.	5.750	05/14/18	18,440,000	17,929,064
Chesapeake Energy Corp. (T)	—	12/02/17	19,770,000	19,260,923
El Paso Corp. (T)	—	04/24/18	6,500,000	6,495,938
Frac Tech International LLC	6.250	05/06/16	16,091,774	14,333,168
SunCoke Energy, Inc.	4.000	07/26/18	12,656,255	12,498,052

Financials 6.6%				135,681,467

Diversified Financial Services - 4.0%
Alpha D2, Ltd.	5.750	04/28/17	13,250,000	13,181,378
BLB Management Services, Inc.	8.500	11/05/15	10,728,352	10,735,057
Husky Injection Molding Systems Ltd.	6.500	06/29/18	22,021,957	21,891,212
Mercury Payment Systems	5.500	07/03/17	10,917,500	10,890,206
RPI Finance Trust	4.000	05/09/18	13,377,231	13,285,263
Star West Generation LLC	6.000	05/17/18	25,838,975	25,193,001

Insurance - 0.6%
Asurion Corp.	5.500	05/24/18	15,558,606	15,313,076

Real Estate Management & Development - 1.1%
Realogy Corp.	4.489	10/10/16	24,955,623	22,772,006
Realogy Corp.	4.490	10/10/16	2,652,348	2,420,268

2

John Hancock Floating Rate Income Fund
As of 5-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Health Care 16.7%				$399,423,707

Biotechnology - 0.5%
Medpace, Inc.	6.500	06/16/17	$12,307,000	11,814,720

Health Care Equipment & Supplies - 2.3%
Bausch & Lomb, Inc. (T)	—	05/10/19	18,250,000	17,947,744
Convatec, Inc.	5.750	12/22/16	14,774,692	14,682,350
Immucor, Inc.	7.250	08/17/18	10,950,000	10,931,746
Kinetic Concepts, Inc.	7.000	05/04/18	12,126,857	12,206,979

Health Care Providers & Services - 9.6%
Alliance HealthCare Services, Inc.	7.250	06/01/16	3,648,851	3,393,432
Cardinal Health, Inc.	5.250	09/15/17	9,975,000	9,850,313
Community Health Systems, Inc.	2.573	07/25/14	12,033,141	11,794,355
CRC Health Corp.	4.970	11/16/15	29,449,617	26,946,399
DaVita, Inc.	4.500	10/20/16	7,424,812	7,385,275
Emergency Medical Services Corp.	5.278	05/25/18	32,463,224	31,943,813
Hanger Orthopedic Group, Inc.	4.000	12/01/16	17,550,153	17,396,589
HCA, Inc.	2.489	11/15/13	19,207,967	19,019,883
IASIS Healthcare LLC	5.000	05/03/18	16,128,792	15,826,377
InVentiv Health, Inc.	6.500	08/04/16	8,450,000	7,893,711
inVentiv Health, Inc.	6.750	05/15/18	12,409,981	11,773,970
Multiplan, Inc.	4.750	08/26/17	18,077,233	17,670,496
National Healing Corp.	8.250	11/30/17	11,870,250	11,514,143
National Mentor Holdings, Inc.	7.000	02/09/17	12,870,000	12,721,995
Universal Health Services, Inc.	3.750	11/15/16	14,459,000	14,365,016
Vanguard Health Holding Company II LLC	5.000	01/29/16	10,424,022	10,381,680

Health Care Technology - 0.4%
MedAssets, Inc.	5.250	11/16/16	8,675,316	8,660,854

Life Sciences Tools & Services - 1.3%
Pharmaceutical Product Development, Inc.	6.250	12/05/18	31,720,500	31,728,430

Pharmaceuticals - 2.6%
Capsugel Holdings US, Inc.	5.250	08/01/18	18,027,877	18,016,609
Quintiles Transnational Corp.	5.000	06/08/18	22,341,225	21,978,180
Warner Chilcott Company LLC	4.250	03/15/18	21,752,669	21,578,648

Industrials 9.9%				257,837,812

Aerospace & Defense - 1.7%
DAE Aviation Holdings, Inc.	5.470	07/31/14	17,332,948	17,072,954
Delos Aircraft, Inc.	4.750	04/12/16	22,000,000	21,890,000
TransDigm, Inc.	4.000	02/14/17	1,932,607	1,914,891

Airlines - 0.6%
Delta Air Lines, Inc.	5.500	04/20/17	15,069,485	15,017,691

Building Products - 0.0%
Goodman Global, Inc.	5.750	10/28/16	167,102	166,803

Commercial Services & Supplies - 2.3%
ACCO Brands Corp.	4.250	04/30/19	3,980,000	3,975,025
ARAMARK Corp.	1.966	01/27/14	64,096	63,562
ARAMARK Corp.	2.345	01/27/14	1,171,857	1,161,603
ARAMARK Corp.	3.341	07/26/16	267,979	265,132
ARAMARK Corp.	3.489	07/26/16	4,074,825	4,031,530
Brand Energy & Infrastructure Services, Inc.	2.501	02/07/14	2,484,636	2,335,557

3

John Hancock Floating Rate Income Fund
As of 5-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Industrials (continued)

Flying Fortress, Inc.	5.000	06/30/17	$22,000,000	$21,890,000
Language Line LLC	6.250	06/20/16	7,511,931	7,455,592
US Investigations Services, Inc.	2.990	02/21/15	13,151,407	12,460,958
US Investigations Services, Inc.	7.750	02/20/15	5,092,451	5,066,989
Waste Industries USA, Inc.	4.750	03/17/17	14,265,589	14,087,270
WCA Waste Corp.	5.500	03/22/18	4,000,000	3,980,000

Electrical Equipment - 1.0%
Generac Acquisition Corp. (T)	—	06/09/18	23,000,000	22,770,000

Machinery - 1.5%
Intelligrated, Inc.	7.500	02/16/17	10,716,513	10,555,765
Schaeffler AG	6.000	01/27/17	25,700,000	25,587,563

Professional Services - 0.9%
Fenwal, Inc.	2.716	02/28/14	21,348,768	20,708,305

Road & Rail - 1.5%
Avis Budget Car Rental LLC	6.250	09/21/18	4,146,071	4,140,889
RailAmerica, Inc.	4.000	03/01/19	14,000,000	13,930,000
The Hertz Corp.	3.750	03/09/18	17,548,418	17,246,813

Trading Companies & Distributors - 0.4%
BakerCorp International, Inc.	4.750	06/01/18	10,173,125	10,062,920

Information Technology 5.6%				132,917,872

Electronic Equipment, Instruments & Components - 1.1%
Sensus USA, Inc.	4.750	05/09/17	5,940,000	5,905,352
Sensus USA, Inc.	8.500	05/09/18	4,000,000	4,000,000
Sophia LP	6.250	07/19/18	13,750,000	13,780,085

IT Services - 0.3%
Global Cash Access, Inc.	7.000	03/01/16	6,451,786	6,459,851

Semiconductors & Semiconductor Equipment - 1.2%
Freescale Semiconductor, Inc.	4.489	12/01/16	11,054,870	10,366,704
Freescale Semiconductor, Inc.	6.000	02/27/19	5,000,000	4,905,000
NXP BV (T)	—	03/19/19	1,500,000	1,470,000
NXP Funding LLC	5.500	03/03/17	12,935,000	12,708,638

Software - 2.7%
First Data Corp.	2.989	09/24/14	9,389,846	8,891,545
First Data Corp.	4.239	03/23/18	34,355,611	31,145,526
Lawson Software, Inc.	6.250	04/05/18	6,250,000	6,236,331
Sungard Data Systems, Inc.	3.930	02/26/16	19,027,203	18,860,715

Wireless Telecommunication Services - 0.3%
Syniverse Technologies, Inc.	5.000	04/23/19	8,250,000	8,188,125

Materials 7.3%				174,027,594

Chemicals - 1.7%
Ashland, Inc.	3.750	08/23/18	3,978,571	3,953,208
Ineos US Finance LLC (T)	—	04/27/18	10,300,000	10,086,275
Norit NV	6.750	07/07/17	16,145,331	16,064,604
OM Group, Inc.	5.750	08/02/17	6,716,250	6,702,260
Tronox Pigments BV	1.000	02/08/18	750,000	742,813
Tronox Pigments BV	4.250	02/08/18	2,750,000	2,721,353

4

John Hancock Floating Rate Income Fund
As of 5-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Materials (continued)

Construction Materials - 0.4%
Roofing Supply Group LLC (T)	—	05/24/19	$10,370,000	$10,344,075

Containers & Packaging - 0.9%
BWAY Holding Company	4.500	02/23/18	2,670,787	2,630,725
ICL Industrial Containers ULC	4.500	02/23/18	253,207	249,408
NPC International, Inc.	5.250	12/28/18	4,250,000	4,228,750
The Container Store	6.250	04/05/19	14,250,000	14,178,750

Metals & Mining - 3.4%
Constellium Holdco BV (T)	—	05/22/18	13,500,000	13,162,500
Fairmount Minerals, Ltd.	5.250	03/15/17	25,520,000	25,073,400
Global Brass and Copper, Inc.	10.500	08/18/15	6,767,486	6,936,673
Novelis, Inc.	4.000	03/10/17	27,208,230	26,698,076
Walter Energy, Inc.	4.000	04/02/18	9,498,447	9,138,294

Paper & Forest Products - 0.9%
Exopack LLC	6.500	05/31/17	21,438,000	21,116,430

Telecommunication Services 4.7%				112,086,833

Diversified Telecommunication Services - 3.4%
Crown Castle Operating Company	4.000	01/31/19	18,571,742	18,307,094
Intelsat Jackson Holdings SA	5.250	04/02/18	34,646,213	34,299,750
Level 3 Financing, Inc.	2.653	03/13/14	20,000,000	19,500,000
Telesat Holdings, Inc.	4.250	03/26/19	8,750,000	8,640,625

Wireless Telecommunication Services - 1.3%
MetroPCS Wireless, Inc.	4.000	03/16/18	10,394,912	10,142,836
MetroPCS Wireless, Inc.	4.071	11/03/16	6,600,062	6,448,261
Vodafone Group PLC	6.250	07/11/16	14,530,313	14,748,267

Utilities 3.9%				93,890,543

Electric Utilities - 1.9%
EquiPower Resources Corp.	5.750	01/26/18	6,745,591	6,610,679
Texas Competitive Electric Holdings Company LLC	4.739	10/10/17	66,177,435	38,473,906

Independent Power Producers & Energy Traders -
2.0%
Dynegy Power LLC	9.250	08/04/16	19,661,855	20,218,934
GenOn Energy, Inc.	6.000	12/01/17	11,081,250	10,909,491
NRG Energy, Inc.	4.000	07/02/18	6,451,250	6,378,673
The AES Corp.	4.250	06/01/18	11,427,418	11,298,860

Corporate Bonds 8.7%				$207,710,742

(Cost $212,903,716)

Consumer Discretionary 1.1%				25,490,275

Hotels, Restaurants & Leisure - 0.1%
Caesars Entertainment Operating Company, Inc.	11.250	06/01/17	1,500,000	1,593,750

Media - 1.0%
CCO Holdings LLC	7.000	01/15/19	6,000,000	6,315,000
CCO Holdings LLC	7.875	04/30/18	2,970,000	3,185,325
CCO Holdings LLC	8.125	04/30/20	2,300,000	2,530,000
Nara Cable Funding, Ltd. (S)	8.875	12/01/18	5,260,000	4,602,500
Univision Communications, Inc. (S)	6.875	05/15/19	2,500,000	2,437,500
Univision Communications, Inc. (S)	7.875	11/01/20	4,720,000	4,826,200

5

John Hancock Floating Rate Income Fund
As of 5-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Consumer Staples 0.3%				$6,634,275

Household Products - 0.2%
Reynolds Group Issuer, Inc. (S)	7.875	08/15/19	$5,370,000	5,678,775

Tobacco - 0.1%
Alliance One International, Inc.	10.000	07/15/16	980,000	955,500

Energy 1.5%				35,988,975

Energy Equipment & Services - 0.8%
Hercules Offshore, Inc. (S)	7.125	04/01/17	16,890,000	16,298,850
Hercules Offshore, Inc. (S)	10.500	10/15/17	3,461,000	3,461,000

Oil, Gas & Consumable Fuels - 0.7%
Arch Coal, Inc. (S)	7.000	06/15/19	5,750,000	4,930,625
Chesapeake Energy Corp.	6.125	02/15/21	6,980,000	6,578,650
Chesapeake Energy Corp.	6.775	03/15/19	2,740,000	2,609,850
Chesapeake Energy Corp.	9.500	02/15/15	2,000,000	2,110,000

Financials 1.3%				32,135,359

Consumer Finance - 0.6%
SLM Corp.	7.250	01/25/22	3,500,000	3,425,744
SLM Corp.	8.000	03/25/20	11,100,000	11,361,105

Diversified Financial Services - 0.4%
Bank of America Corp.	6.500	08/01/16	10,000,000	10,831,510

Real Estate Management & Development - 0.3%
Realogy Corp. (S)	7.875	02/15/19	6,860,000	6,517,000

Industrials 1.2%				28,588,358

Airlines - 0.3%
Continental Airlines 1997-4 Class A Pass Through Trust	6.900	01/02/18	944,731	1,009,729
Continental Airlines 1999-1 Class A Pass Through Trust	6.545	02/02/19	286,948	307,752
Continental Airlines 2009-2 Class B Pass Through Trust	9.250	05/10/17	1,954,958	2,143,123
UAL 2009-2A Pass Through Trust	9.750	01/15/17	3,197,614	3,661,268

Commercial Services & Supplies - 0.2%
International Lease Finance Corp. (S)	7.125	09/01/18	3,300,000	3,630,000

Marine - 0.7%
Horizon Lines LLC (S)	11.000	10/15/16	17,263,000	16,745,110

Road & Rail - 0.0%
RailAmerica, Inc.	9.250	07/01/17	1,056,000	1,091,376

Information Technology 0.1%				3,390,000

Software - 0.1%
First Data Corp. (S)	7.375	06/15/19	3,390,000	3,390,000

Materials 1.5%				34,739,510

Chemicals - 0.3%
Georgia Gulf Corp. (S)	9.000	01/15/17	5,000,000	5,612,500

Metals & Mining - 0.8%
Midwest Vanadium Pty, Ltd. (S)	11.500	02/15/18	7,000,000	4,340,000
Molycorp, Inc. (S)	10.000	06/01/20	15,530,000	15,491,175

Paper & Forest Products - 0.4%
Appleton Papers, Inc. (S)	10.500	06/15/15	5,160,000	5,495,400

6

John Hancock Floating Rate Income Fund
As of 5-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Materials (continued)

NewPage Corp. (H)	11.375	12/31/14	$5,500,000	$3,410,000
Verso Paper Holdings LLC	8.750	02/01/19	850,000	301,750
Verso Paper Holdings LLC (S)	11.750	01/15/19	65,000	49,400
Verso Paper Holdings LLC., Series B	11.375	08/01/16	81,000	39,285

Telecommunication Services 0.8%				19,890,750

Diversified Telecommunication Services - 0.6%
Wind Acquisition Finance SA (S)	7.250	02/15/18	17,650,000	15,090,750

Wireless Telecommunication Services - 0.2%
Sprint Nextel Corp.	8.375	08/15/17	5,000,000	4,800,000

Utilities 0.9%				20,853,240

Electric Utilities - 0.2%
Texas Competitive Electric Holdings Company LLC (S)	11.500	10/01/20	4,940,000	3,309,800

Independent Power Producers & Energy Traders - 0.7%
Calpine Construction Finance Company LP (S)	8.000	06/01/16	7,000,000	7,507,500
Calpine Corp. (S)	7.250	10/15/17	8,508,000	8,975,940
Calpine Corp. (S)	7.875	07/31/20	1,000,000	1,060,000

			Shares	Value

Common Stocks 0.6%				$13,941,112

(Cost $5,291,155)

Consumer Discretionary 0.0%				976,563

Hotels, Restaurants & Leisure - 0.0%
Tropicana Entertainment, Inc. (I)			72,338	976,563

Materials 0.6%				12,964,549

Chemicals - 0.6%
Georgia Gulf Corp.			74,111	2,205,543
LyondellBasell Industries NV, Class A			272,656	10,759,006

Preferred Securities 0.7%				$18,023,752

(Cost $18,841,250)

Financials 0.7%				18,023,752

Diversified Financial Services - 0.7%
Citigroup Capital XII (8.500% to 3-30-15, then 3 month LIBOR + 5.870%)			260,450	6,719,610
GMAC Capital Trust I (8.125% to 2-15-16, then 3 month LIBOR + 5.785%)			493,200	11,304,142

			Par value	Value

Short-Term Investments 6.4%				$154,082,905

(Cost $154,082,905)

Repurchase Agreement 6.4%				154,082,905

Deutsche Bank Repurchase Agreement dated 5-31-12 at 0.190% to be repurchased at
$153,100,808 on 6-1-12, collateralized by $142,620,000 U.S. Treasury Inflation
Protected Securities, 0.625% due 4-15-13 (valued at $156,162,054, including
interest)			$153,100,000	153,100,000

7

John Hancock Floating Rate Income Fund
As of 5-31-12 (Unaudited)

	Par value	Value

Repurchase Agreement (continued)

Repurchase Agreement with State Street Corp. dated 5-31-12 at 0.010% to be repurchased at $982,905 on 6-1-12, collateralized by $808,600 U.S. Treasury
Bonds, 3.750% due 8-15-41 (valued at $991,798, including interest)	$982,905	$982,905

Total investments (Cost $2,554,092,690)† 106.0%		$2,534,135,691

Other assets and liabilities, net (6.0%)		($144,402,560)

Total net assets 100.0%		$2,389,733,131

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

LIBOR London Interbank Offered Rate

(H) Non-income producing - Issuer is in default.

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $139,450,025.

(T) A portion of this position represents unsettled loan commitment at period end where the coupon rate will be determined at time of settlement.

† At 5-31-12, the aggregate cost of investment securities for federal income tax purposes was $2,556,798,687. Net unrealized depreciation aggregated $22,662,996, of which $27,750,901 related to appreciated investment securities and $50,413,897 related to depreciated investment securities.

8

John Hancock Floating Rate Income Fund
As of 5-31-12 (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

9

The following is a summary of the values by input classification of the Fund’s investments as of May 31, 2012, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	05/31/12	Price	Inputs	Inputs

Term Loans
Consumer Discretionary	$591,464,247	—	$591,464,247	—
Consumer Staples	162,730,021	—	162,730,021	—
Energy	80,317,084	—	80,317,084	—
Financials	135,681,467	—	135,681,467	—
Health Care	399,423,707	—	399,423,707	—
Industrials	257,837,812	—	257,837,812	—
Information Technology	132,917,872	—	132,917,872	—
Materials	174,027,594	—	174,027,594	—
Telecommunication Services	112,086,833	—	112,086,833	—
Utilities	93,890,543	—	93,890,543	—
Corporate Bonds
Consumer Discretionary	25,490,275	—	25,490,275	—
Consumer Staples	6,634,275	—	6,634,275	—
Energy	35,988,975	—	35,988,975	—
Financials	32,135,359	—	32,135,359	—
Industrials	28,588,358	—	28,588,358	—
Information Technology	3,390,000	—	3,390,000	—
Materials	34,739,510	—	34,739,510	—
Telecommunication Services	19,890,750	—	19,890,750	—
Utilities	20,853,240	—	20,853,240	—
Common Stocks
Consumer Discretionary	976,563	—	976,563	—
Materials	12,964,549	$12,964,549	—	—
Preferred Securities
Financials	18,023,752	18,023,752	—	—
Short-Term Investments
Repurchase Agreement	154,082,905	—	154,082,905	—
Total investments in Securities	$2,534,135,691	$30,988,301	$2,503,147,390	—

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Term loans (Floating rate loans). The Fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A Fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A Fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. A Fund may have limited rights to enforce the terms of an underlying loan.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

10

# More information

**How to contact us**

| | | |
|---|---|---|
| **Internet** | www.jhfunds.com | |
| **Mail** | **Regular mail:**<br>John Hancock Signature Services, Inc.<br>P.O. Box 55913<br>Boston, MA 02205-5913 | **Express mail:**<br>John Hancock Signature Services, Inc.<br>Mutual Fund Image Operations<br>30 Dan Road<br>Canton, MA 02021 |
| **Phone** | Customer service representatives<br>EASI-Line<br>TDD line | **1-800-225-5291**<br>**1-800-338-8080**<br>**1-800-554-6713** |

This report is for the information of the shareholders of John Hancock Floating Rate Income Fund.

328Q3 5/12
7/12

John Hancock
MUTUAL FUNDS

# John Hancock Alternative Asset Allocation Fund

QUARTERLY PORTFOLIO HOLDINGS

5.31.2012

Alternative Asset Allocation Fund
As of 5-31-12 (Unaudited)

Investment Companies
Underlying Funds’ Subadvisers

Deutsche Investment Management Americas, Inc.	(Deutsche)
Dimensional Fund Advisors LP	(DFA)
First Quadrant, LP	(First Quadrant)
John Hancock Asset Management[1]	(John Hancock)
Pacific Investment Management Company LLC	(PIMCO)
RCM Capital Management LLC	(RCM)
Standard Life Investments (Corporate Funds) Limited	(Standard Life)
Stone Harbor Investment Partners LP	(Stone Harbor)
Wellington Management Company, LLP	(Wellington)

	Shares	Value

Affiliated Investment Companies 88.3%		$109,211,600

(Cost $109,769,709)

EQUITY 18.4%

John Hancock Funds II (G)		22,791,258

Emerging Markets, Class NAV (DFA)	385,320	3,517,968
Global Real Estate, Class NAV (Deutsche)	405,452	2,907,091
Natural Resources, Class NAV (Wellington)	163,152	2,447,282
Redwood, Class NAV (RCM)	626,388	6,577,071
Technical Opportunities, Class NAV (Wellington)	776,915	7,341,846

FIXED INCOME 42.6%

John Hancock Funds II (G)		52,617,257

Global High Yield, Class NAV (Stone Harbor)	1,826,330	18,354,616
Multi Sector Bond, Class NAV (Stone Harbor)	1,468,975	14,836,648
Real Return Bond, Class NAV (PIMCO)	469,240	6,118,896
Strategic Income Opportunities, Class NAV (John Hancock1) (A)	1,256,572	13,307,097

ALTERNATIVE 27.3%

John Hancock Funds II (G)		33,803,085

Currency Strategies, Class NAV (First Quadrant) (I)	1,872,920	18,354,616
Global Absolute Return Strategies, Class NAV (Standard Life) (I)	1,475,498	15,448,469

Unaffiliated Investment Companies 10.3%		$12,744,014

(Cost $13,589,617)

Equity 10.3%		12,744,014

PowerShares DB Commodity Index Tracking Fund (I)	137,478	3,469,945
PowerShares DB Gold Fund (I)	58,810	3,173,976
Turner Spectrum Fund Institutional Class	556,070	6,100,093

Total investments (Cost $123,359,326)† 98.6%		$121,955,614

Other assets and liabilities, net 1.4%		$1,718,258

Total net assets 100.0%		$123,673,872

     Percentages are based upon net assets

(1)   Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

(A) The subadviser is an affiliate of the adviser.

(G) The underlying fund's subadviser is shown parenthetically.

(I)   Non-income producing.

†    At 5-31-12, the aggregate cost of investment securities for federal income tax purposes was $123,895,696. Net unrealized depreciation aggregated $1,940,082, of which $1,036,109 related to appreciated investment securities and $2,976,191 related to depreciated investment securities.

1

Alternative Asset Allocation Fund
Notes to the Portfolio of Investments
As of 5-31-2012 (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques. Equity securities, including exchange-traded funds, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in underlying affiliated funds and/or other open-end management investment companies are valued at their respective net asset values each business day. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

As of May 31, 2012, all investments are categorized as Level 1 under the hierarchy described above. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the period ended May 31, 2012, there were no transfers between the levels described above.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

2

# More information

| How to contact us | | |
|---|---|---|
| **Internet** | www.jhfunds.com | |
| **Mail** | **Regular mail:**<br>John Hancock Signature Services, Inc.<br>P.O. Box 55913<br>Boston, MA 02205-5913 | **Express mail:**<br>John Hancock Signature Services, Inc.<br>Mutual Fund Image Operations<br>30 Dan Road<br>Canton, MA 02021 |
| **Phone** | Customer service representatives<br>EASI-Line<br>TDD line | **1-800-225-5291**<br>**1-800-338-8080**<br>**1-800-554-6713** |

This report is for the information of the shareholders of John Hancock Alternative Asset Allocation Fund.

345Q3 5/12
7/12

John Hancock

MUTUAL FUNDS

# John Hancock Natural Resources Fund

QUARTERLY PORTFOLIO HOLDINGS

5.31.2012

Natural Resources Fund
As of 5 31 12 (Unaudited)

	Shares	Value

Common Stocks 94.6%		$815,519,192

(Cost $993,045,510)

Energy 62.1%		535,613,117

Energy Equipment & Services 12.9%
Baker Hughes, Inc. (L)	492,200	20,539,506
Cameron International Corp. (I)	360,900	16,489,521
Dril-Quip, Inc. (I)	148,600	9,003,674
National Oilwell Varco, Inc.	177,800	11,868,150
Noble Corp. (I)(L)	400,600	12,526,762
Patterson-UTI Energy, Inc.	558,000	8,436,960
Schlumberger, Ltd.	372,400	23,554,300
Tidewater, Inc.	199,300	8,984,444

Oil, Gas & Consumable Fuels 49.2%
Alpha Natural Resources, Inc. (I)	640,800	6,715,584
Anadarko Petroleum Corp.	207,000	12,627,000
BG Group PLC	1,767,075	34,013,933
BP PLC, ADR (L)	522,227	19,040,396
Canadian Natural Resources, Ltd.	343,166	9,854,581
Chesapeake Energy Corp. (L)	1,064,200	17,984,980
Chevron Corp.	365,640	35,946,068
Cobalt International Energy, Inc. (I)	308,000	6,976,200
ConocoPhillips (L)	303,800	15,846,208
CONSOL Energy, Inc.	366,586	10,293,735
Encana Corp. (L)	705,754	14,103,464
EOG Resources, Inc.	173,391	17,217,726
Imperial Oil, Ltd. (L)	659,800	26,490,970
Marathon Petroleum Corp.	408,300	14,727,381
Occidental Petroleum Corp.	109,300	8,664,211
Oil Search, Ltd.	2,317,158	15,299,803
Peabody Energy Corp.	331,400	7,741,504
Petroleo Brasileiro SA, ADR	669,996	13,105,122
Phillips 66 (I)	576,550	17,313,797
Pioneer Natural Resources Company	145,300	14,050,510
Reliance Industries, Ltd.	695,405	8,864,682
Reliance Industries, Ltd., GDR (Euronext Exchange) (S)	12,753	308,878
Reliance Industries, Ltd., GDR (London Exchange) (S)	131,344	3,184,918
Repsol YPF SA	388,072	5,828,600
Repsol YPF SA, ADR	425,200	6,378,000
Sasol, Ltd., ADR	300,900	12,782,232
Southwestern Energy Company (I)	519,400	14,558,782
Statoil ASA, ADR (L)	809,000	18,364,300
Suncor Energy, Inc.	648,941	17,611,286
Tesoro Corp. (I)	483,200	10,688,384
Whiting Petroleum Corp. (I)	176,500	7,626,565

Materials 32.5%		279,906,075

Chemicals 3.4%
LyondellBasell Industries NV, Class A (L)	485,900	19,173,614
The Mosaic Company	213,000	10,155,840

Construction Materials 1.5%
CRH PLC (London Exchange)	734,329	12,577,527

Metals & Mining 27.6%
Alumina, Ltd.	14,104,256	13,470,698
Anglo Platinum, Ltd.	185,755	10,470,745

1

Natural Resources Fund
As of 5 31 12 (Unaudited)

		Shares	Value

Materials (continued)

AngloGold Ashanti, Ltd., ADR (L)		249,841	$9,009,266
ArcelorMittal (L)		840,500	11,674,545
Barrick Gold Corp.		301,400	11,844,727
BHP Billiton PLC		1,069,001	28,026,241
Compania de Minas Buenaventura SA, ADR		334,600	13,096,244
First Quantum Minerals, Ltd.		965,200	16,905,134
Fortescue Metals Group, Ltd. (L)		3,272,217	14,688,125
Freeport-McMoRan Copper & Gold, Inc.		852,000	27,298,080
Glencore International PLC (L)		3,455,637	18,156,782
Goldcorp, Inc.		210,500	7,683,449
Kinross Gold Corp.		1,983,000	15,804,510
Mongolian Mining Corp. (I)		17,516,500	11,779,455
Teck Resources, Ltd., Class B (L)		378,000	11,268,180
Vedanta Resources PLC		764,671	11,052,519
Walter Energy, Inc.		119,100	5,770,394

Paper & Forest Products 0.0%
Sino-Forest Corp. (I)(L)		1,073,800	0

Warrants 0.6%			$5,483,216

(Cost $12,253,914)

Materials 0.6%			5,483,216

NMDC, Ltd. (Expiration date: 03/25/2015, Strike Price: INR 0.00001) (I)		1,859,117	5,483,216

	Yield	Shares	Value

Securities Lending Collateral 16.6%			$143,097,972

(Cost $143,107,457)

John Hancock Collateral Investment Trust, (W)	0.3309%(Y)	14,299,501	143,097,972

		Shares	Value

Short-Term Investments 4.4%			$37,700,000

(Cost $37,700,000)

Repurchase Agreement 4.4%			37,700,000

Deutsche Bank Securities Tri-Party Repurchase Agreement dated 5-31-12 at 0.220%
to be repurchased at $37,700,230 on 6-1-12, collateralized by $15,165,688
Government National Mortgage Association, 3.500% due 2-20-26 (valued at
$15,206,992, including interest) and $23,159,974 Government National Mortgage
Association, 5.000% due 6-15-40 (valued at $23,247,008, including interest)		37,700,000	37,700,000

Total investments (Cost $1,186,106,881)† 116.2%			$1,001,800,380

Other assets and liabilities, net (16.2%)			($139,863,507)

Total net assets 100.0%			$861,936,873

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

GDR Global Depositary Receipt

INR Indian Rupee

(I) Non-income producing security.

(L) A portion of this security is on loan as of 5-31-12.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

2

Natural Resources Fund
As of 5 31 12 (Unaudited)

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 5-31-12.

† At 5-31-12, the aggregate cost of investment securities for federal income tax purposes was $1,193,460,031. Net unrealized depreciation aggregated $191,659,651 of which $6,643,238 related to appreciated investment securities and $198,302,889 related to depreciated investment securities.

3

Natural Resources Fund
As of 5 31 12 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Funds in open-end mutual funds, including John Hancock Collateral Investment Trust, are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of May 31, 2012, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	05/31/12	Price	Inputs	Inputs

Common Stocks
Energy	$535,613,117	$468,421,181	$67,191,936	—
Materials	279,906,075	159,683,982	120,222,093	—
Warrants	5,483,216	—	5,483,216	—
Securities Lending Collateral	143,097,972	143,097,972	—	—
Short-Term Investments	37,700,000	—	37,700,000	—
Total investments in Securities	$1,001,800,380	$771,203,135	$230,597,245	—

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the period ended May 31, 2012, there were no significant transfers between levels.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the

4

Natural Resources Fund
As of 5 31 12 (Unaudited)

event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the Fund.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

5

# More information

**How to contact us**

| | | |
|---|---|---|
| **Internet** | www.jhfunds.com | |
| **Mail** | **Regular mail:**<br>John Hancock Signature Services, Inc.<br>P.O. Box 55913<br>Boston, MA 02205-5913 | **Express mail:**<br>John Hancock Signature Services, Inc.<br>Mutual Fund Image Operations<br>30 Dan Road<br>Canton, MA 02021 |
| **Phone** | Customer service representatives<br>EASI-Line<br>TDD line | **1-800-225-5291**<br>**1-800-338-8080**<br>**1-800-554-6713** |

This report is for the information of the shareholders of John Hancock Natural Resources Fund.

354Q3 5/12
7/12

John Hancock MUTUAL FUNDS

# John Hancock Strategic Income Opportunities Fund

QUARTERLY PORTFOLIO HOLDINGS

5.31.2012

Strategic Income Opportunities Fund
As of 5-31-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Corporate Bonds 42.5%				$1,263,431,478

(Cost $1,252,854,583)

Consumer Discretionary 7.7%				229,126,901

Auto Components 1.2%
Allison Transmission, Inc. (S)	7.125	05/15/19	8,000,000	8,360,000
Hyva Global BV (S)	8.625	03/24/16	2,600,000	2,216,500
Lear Corp.	8.125	03/15/20	3,540,000	3,964,800
Tenneco, Inc.	6.875	12/15/20	2,545,000	2,704,030
The Goodyear Tire & Rubber Company	7.000	05/15/22	15,105,000	14,802,900
The Goodyear Tire & Rubber Company	8.750	08/15/20	1,905,000	2,033,588
TRW Automotive, Inc. (S)	8.875	12/01/17	340,000	379,100

Automobiles 0.7%
Chrysler Group LLC	8.250	06/15/21	1,605,000	1,609,013
Ford Motor Company	6.625	10/01/28	5,829,000	6,878,978
Ford Motor Company	7.450	07/16/31	3,139,000	4,088,548
Ford Motor Credit Company LLC	4.250	02/03/17	5,680,000	6,056,891
Ford Motor Credit Company LLC	8.700	10/01/14	1,100,000	1,256,858

Food Products 0.1%
Simmons Foods, Inc. (S)	10.500	11/01/17	4,285,000	4,017,188

Hotels, Restaurants & Leisure 1.1%
Ameristar Casinos, Inc.	7.500	04/15/21	1,260,000	1,307,250
Arcos Dorados Holdings, Inc. (BRL) (D)(S)	10.250	07/13/16	7,480,000	3,922,007
CCM Merger, Inc. (S)	9.125	05/01/19	7,150,000	7,150,000
Fontainebleau Las Vegas Holdings LLC (H)(S)	10.250	06/15/15	1,295,000	809
Great Canadian Gaming Corp. (S)	7.250	02/15/15	2,055,000	2,080,688
Little Traverse Bay Bands of Odawa Indians (S)	9.000	08/31/20	464,000	422,240
MGM Resorts International	6.625	07/15/15	13,505,000	13,867,947
MGM Resorts International (S)	8.625	02/01/19	2,550,000	2,696,625
Waterford Gaming LLC (S)	8.625	09/15/14	1,478,092	850,575

Household Durables 0.3%
Beazer Homes USA, Inc.	8.125	06/15/16	3,320,000	3,029,500
Beazer Homes USA, Inc.	9.125	05/15/19	1,575,000	1,307,250
Meritage Homes Corp. (S)	7.000	04/01/22	2,545,000	2,583,175
Standard Pacific Corp.	8.375	05/15/18	2,020,000	2,168,975
Standard Pacific Corp.	8.375	01/15/21	1,385,000	1,481,950

Media 3.3%
AMC Entertainment, Inc.	8.750	06/01/19	6,535,000	6,992,450
AMC Entertainment, Inc.	9.750	12/01/20	6,210,000	6,675,750
Cablevision Systems Corp.	8.000	04/15/20	8,680,000	9,048,900
Cablevision Systems Corp.	8.625	09/15/17	2,680,000	2,927,900
CCO Holdings LLC	7.000	01/15/19	9,560,000	10,061,900
Cinemark USA, Inc.	7.375	06/15/21	3,200,000	3,424,000
Cinemark USA, Inc.	8.625	06/15/19	500,000	543,750
Clear Channel Communications, Inc. (Priority Guarantee Notes)	9.000	03/01/21	1,690,000	1,453,400
Clear Channel Communications, Inc. (Senior Cash Pay Notes)	10.750	08/01/16	9,175,000	5,963,750
Clear Channel Communications, Inc., PIK	11.000	08/01/16	5,434,203	3,477,890
Comcast Corp.	4.950	06/15/16	1,165,000	1,312,177
DISH DBS Corp. (S)	4.625	07/15/17	1,405,000	1,368,119
DISH DBS Corp.	7.875	09/01/19	14,375,000	15,992,188
Nexstar Broadcasting, Inc.	7.000	01/15/14	24,000	23,400
Nexstar Broadcasting, Inc., PIK	7.000	01/15/14	964,997	940,872
Ono Finance II PLC (S)	10.875	07/15/19	395,000	316,000

1

Strategic Income Opportunities Fund
As of 5-31-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Consumer Discretionary (continued)

Quebecor Media, Inc. (CAD) (D)(S)	7.375	01/15/21	985,000	$1,001,355
Regal Entertainment Group	9.125	08/15/18	1,530,000	1,663,875
Shaw Communications, Inc. (CAD) (D)	5.500	12/07/20	1,580,000	1,672,657
Shaw Communications, Inc. (CAD) (D)	5.700	03/02/17	610,000	653,108
Shaw Communications, Inc. (CAD) (D)	6.500	06/02/14	1,225,000	1,277,079
Videotron Ltee (CAD) (D)(S)	7.125	01/15/20	1,780,000	1,844,420
Videotron Ltee (CAD) (D)	7.125	01/15/20	290,000	299,729
Virgin Media Secured Finance PLC	5.250	01/15/21	1,260,000	1,410,734
WMG Acquisition Corp.	11.500	10/01/18	10,410,000	11,086,650
XM Satellite Radio, Inc. (S)	7.625	11/01/18	7,200,000	7,704,000

Multiline Retail 0.3%
Macy's Retail Holdings, Inc.	7.875	08/15/36	4,429,000	4,765,653
Michaels Stores, Inc.	11.375	11/01/16	2,725,000	2,895,340

Specialty Retail 0.5%
Automotores Gildemeister SA (S)	8.250	05/24/21	6,505,000	6,618,838
Empire Today LLC (S)	11.375	02/01/17	1,500,000	1,500,000
Gymboree Corp.	9.125	12/01/18	1,590,000	1,411,125
Hillman Group, Inc.	10.875	06/01/18	2,640,000	2,752,200
Toys R Us Property Company II LLC	8.500	12/01/17	1,285,000	1,321,944

Textiles, Apparel & Luxury Goods 0.2%
Burlington Coat Factory Warehouse Corp.	10.000	02/15/19	4,200,000	4,336,500
PVH Corp.	7.375	05/15/20	2,885,000	3,151,863

Consumer Staples 2.4%				70,691,938

Beverages 0.2%
Anheuser-Busch InBev Worldwide, Inc. (BRL) (D)	9.750	11/17/15	7,218,000	3,945,680
Corp. Lindley SA (S)	6.750	11/23/21	2,745,000	2,909,700

Food & Staples Retailing 0.3%
Rite Aid Corp. (S)	9.250	03/15/20	7,800,000	7,488,000
Rite Aid Corp. (S)	9.250	03/15/20	1,915,000	1,833,613

Food Products 0.7%
B&G Foods, Inc.	7.625	01/15/18	2,755,000	2,947,850
Corp. Pesquera Inca SAC (S)	9.000	02/10/17	2,310,000	2,448,600
Del Monte Corp.	7.625	02/15/19	7,790,000	7,556,300
Marfrig Holding Europe BV (S)	8.375	05/09/18	4,309,000	3,059,390
TreeHouse Foods, Inc.	7.750	03/01/18	2,005,000	2,165,400
Viterra, Inc. (CAD) (D)	8.500	07/07/14	3,460,000	3,450,453

Household Products 1.1%
Reynolds Group Issuer, Inc. (S)	8.500	05/15/18	2,895,000	2,714,063
Reynolds Group Issuer, Inc. (S)	8.500	02/15/21	870,000	806,925
Reynolds Group Issuer, Inc. (S)	9.000	04/15/19	20,495,000	19,675,200
Yankee Candle Company, Inc.	8.500	02/15/15	121,000	124,026
Yankee Candle Company, Inc., Series B	9.750	02/15/17	1,120,000	1,148,000
YCC Holdings LLC, PIK	10.250	02/15/16	7,130,000	7,147,825

Personal Products 0.1%
Revlon Consumer Products Corp.	9.750	11/15/15	1,185,000	1,270,913

Energy 3.6%				107,790,425

Energy Equipment & Services 1.0%
Calfrac Holdings LP (S)	7.500	12/01/20	3,485,000	3,275,900
Forbes Energy Services, Ltd.	9.000	06/15/19	2,325,000	2,156,438

2

Strategic Income Opportunities Fund
As of 5-31-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Energy (continued)

Inkia Energy, Ltd. (S)	8.375	04/04/21	6,790,000	$7,061,600
Offshore Group Investments, Ltd.	11.500	08/01/15	11,005,000	11,720,325
PHI, Inc.	8.625	10/15/18	3,880,000	3,977,000
Trinidad Drilling, Ltd. (S)	7.875	01/15/19	1,575,000	1,653,750
Weatherford International, Ltd.	9.625	03/01/19	800,000	1,055,098

Oil, Gas & Consumable Fuels 2.6%
Alpha Natural Resources, Inc.	6.250	06/01/21	5,530,000	4,921,700
Arch Coal, Inc. (S)	7.000	06/15/19	2,640,000	2,263,800
Arch Coal, Inc. (S)	7.250	06/15/21	7,650,000	6,521,625
Bill Barrett Corp.	7.000	10/15/22	4,325,000	4,108,750
Energy Partners, Ltd.	8.250	02/15/18	1,325,000	1,311,750
EV Energy Partners LP	8.000	04/15/19	3,330,000	3,363,300
Linn Energy LLC (S)	6.250	11/01/19	3,595,000	3,424,238
Linn Energy LLC	8.625	04/15/20	2,140,000	2,268,400
MarkWest Energy Partners LP	6.500	08/15/21	2,085,000	2,152,763
McMoRan Exploration Company	11.875	11/15/14	5,875,000	6,139,375
Niska Gas Storage US LLC	8.875	03/15/18	3,550,000	3,381,375
Pan American Energy LLC (S)	7.875	05/07/21	3,370,000	2,906,625
Peabody Energy Corp. (S)	6.250	11/15/21	6,160,000	6,144,600
Pertamina Persero PT (S)	5.250	05/23/21	2,410,000	2,373,850
Pertamina Persero PT (S)	6.500	05/27/41	1,730,000	1,712,700
Petrobras International Finance Company	5.375	01/27/21	3,600,000	3,844,577
Petroleos Mexicanos	6.000	03/05/20	2,120,000	2,390,300
RDS Ultra-Deepwater, Ltd. (S)	11.875	03/15/17	5,065,000	5,470,200
Regency Energy Partners LP	9.375	06/01/16	2,802,000	3,068,190
Valero Energy Corp.	4.500	02/01/15	485,000	518,563
Valero Energy Corp.	6.125	02/01/20	485,000	565,927
W&T Offshore, Inc.	8.500	06/15/19	4,285,000	4,434,975
Westmoreland Coal Company	10.750	02/01/18	3,315,000	3,049,800
Williams Partners LP	7.250	02/01/17	460,000	552,931

Financials 14.1%				419,605,870

Capital Markets 0.5%
Affinion Group Holdings, Inc.	11.625	11/15/15	4,370,000	3,517,850
E*Trade Financial Corp.	6.750	06/01/16	3,295,000	3,344,425
Hongkong Land Treasury Services (Singapore) Pte, Ltd.
(SGD) (D)	3.860	12/29/17	2,500,000	2,065,973
Macquarie Group, Ltd. (S)	7.300	08/01/14	960,000	1,019,301
Temasek Financial I, Ltd. (SGD) (D)	3.265	02/19/20	5,250,000	4,452,461

Commercial Banks 4.7%
ANZ National International, Ltd. (SGD) (D)	2.950	07/27/15	2,750,000	2,177,724
Banco de Galicia y Buenos Aires (S)	8.750	05/04/18	5,280,000	4,118,400
Banco Safra SA (BRL) (D)(S)	10.250	08/08/16	3,326,000	1,758,360
Banco Votorantim SA (BRL) (D)(S)	6.250	05/16/16	7,000,000	3,946,947
BanColombia SA	5.950	06/03/21	4,495,000	4,652,325
BBVA Bancomer SA (S)	6.500	03/10/21	7,610,000	7,476,825
CIT Group, Inc. (S)	7.000	05/02/17	20,201,814	20,176,561
Citizens Republic Bancorp, Inc.	5.750	02/01/13	3,500,000	3,316,590
DBS Bank, Ltd. (IDR) (D)(S)	6.890	12/23/13	86,000,000,000	8,259,660
First Niagara Financial Group, Inc.	7.250	12/15/21	13,890,000	15,434,082
First Tennessee Bank NA	5.050	01/15/15	508,000	523,011
M&I Marshall & Ilsley Bank	5.000	01/17/17	13,821,000	14,984,134
Regions Financial Corp.	7.375	12/10/37	3,615,000	3,506,550
Standard Chartered Bank (SGD) (D)	2.220	07/05/13	6,000,000	4,694,974

3

Strategic Income Opportunities Fund

As of 5-31-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Financials (continued)

State Bank of India/London (S)	4.500	07/27/15	1,760,000	$1,783,514
Synovus Financial Corp.	5.125	06/15/17	760,000	697,300
Synovus Financial Corp.	7.875	02/15/19	4,515,000	4,729,463
The Royal Bank of Scotland PLC (SGD) (D)(P)	2.178	03/31/14	7,500,000	5,780,745
United Community Banks, Inc. (S)	7.500	09/30/15	2,075,000	1,934,938
Wells Fargo & Company	2.625	12/15/16	5,845,000	5,961,105
Western Alliance Bancorp	10.000	09/01/15	2,200,000	2,376,000
Wilmington Trust Corp.	4.875	04/15/13	3,905,000	4,007,167
Wilmington Trust Corp.	8.500	04/02/18	10,405,000	12,603,681
Zions Bancorporation	6.000	09/15/15	5,515,000	5,738,821

Consumer Finance 0.3%
Capital One Financial Corp.	6.150	09/01/16	6,605,000	7,398,511

Diversified Financial Services 5.6%
Alfa Bank OJSC (S)	7.750	04/28/21	2,450,000	2,294,425
Banco Continental SA (7.375% to 10/07/2020, then 3 month
LIBOR + 6.802%) (S)	7.375	10/07/40	1,625,000	1,696,705
Cooperatieve Centrale Raiffeisen-Boerenleenbank
BA/Netherlands (NZD) (D)	5.125	03/12/13	4,156,000	3,168,148
Corp Andina de Fomento	3.750	01/15/16	2,210,000	2,301,514
Council of Europe Development Bank (AUD) (D)	5.250	05/27/13	2,760,000	2,731,475
Eurofima (AUD) (D)	6.000	01/28/14	8,090,000	8,157,047
European Investment Bank (NOK) (D)	4.250	02/04/15	70,100,000	11,958,579
European Investment Bank (AUD) (D)	5.375	05/20/14	13,665,000	13,690,171
European Investment Bank (NZD) (D)	6.500	09/10/14	3,920,000	3,146,197
Forethought Financial Group, Inc. (S)	8.625	04/15/21	3,000,000	3,119,844
General Electric Capital Australia Funding Pty, Ltd. (AUD)
(D)	6.750	02/18/14	2,200,000	2,238,641
General Electric Capital Australia Funding Pty, Ltd. (AUD)
(D)	7.000	10/08/15	5,300,000	5,561,492
General Electric Capital Corp. (SEK) (D)	4.875	04/05/16	41,000,000	5,999,114
General Electric Capital Corp., Series A (NZD) (D)	7.625	12/10/14	14,055,000	11,492,186
Gruposura Finance (S)	5.700	05/18/21	3,475,000	3,553,188
Inter-American Development Bank (INR) (D)	4.750	01/10/14	166,600,000	2,886,260
Inter-American Development Bank (AUD) (D)	5.375	05/27/14	5,000,000	5,085,054
Inter-American Development Bank, Series MPLE (CAD) (D)	4.250	12/02/12	495,000	486,177
Intercorp Retail Trust (S)	8.875	11/14/18	3,010,000	3,190,600
International Bank for Reconstruction & Development (NZD)
(D)	4.500	08/16/16	5,300,000	4,211,729
International Bank for Reconstruction & Development (NZD)
(D)	5.375	12/15/14	7,930,000	6,352,503
International Finance Corp. (AUD) (D)	7.500	02/28/13	2,515,000	2,529,616
iPayment, Inc.	10.250	05/15/18	1,335,000	1,194,825
Kreditanstalt fuer Wiederaufbau (NOK) (D)	4.000	12/15/14	39,250,000	6,676,268
Kreditanstalt fuer Wiederaufbau (AUD) (D)	5.750	05/13/15	15,350,000	15,894,822
Kreditanstalt fuer Wiederaufbau (AUD) (D)	6.000	01/19/16	10,200,000	10,694,058
Kreditanstalt fuer Wiederaufbau (AUD) (D)	6.000	08/20/20	18,700,000	20,160,131
Kreditanstalt fuer Wiederaufbau (IDR) (D)	7.000	10/22/12	47,700,000,000	4,960,546

Insurance 1.8%
American International Group, Inc. (8.175% to 05/15/2038,
then 3 month LIBOR + 4.195%)	8.175	05/15/58	13,870,000	14,407,463
CNO Financial Group, Inc. (S)	9.000	01/15/18	3,770,000	3,996,200

4

Strategic Income Opportunities Fund
As of 5-31-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Financials (continued)

Glen Meadow Pass-Through Trust (6.505% to 02/15/2017,
then 3 month LIBOR + 2.125%) (S)	6.505	02/12/67	9,270,000	$6,836,625
MetLife, Inc.	6.400	12/15/36	4,400,000	4,190,481
Symetra Financial Corp. (8.300% to 10/15/2017, then 3
month LIBOR + 4.177%) (S)	8.300	10/15/37	1,095,000	1,062,150
The Allstate Corp. (P)	6.125	05/15/37	14,580,000	13,796,325
The Chubb Corp. (6.375% until 04/15/2017, then 3 month
LIBOR + 2.250%)	6.375	03/29/67	2,235,000	2,268,525
XL Group PLC., Series E (6.500% to 04/15/2017, then 3
month LIBOR + 2.458%) (Q)	6.500	04/15/17	9,278,000	7,144,060

Real Estate Investment Trusts 0.3%
DuPont Fabros Technology LP	8.500	12/15/17	1,630,000	1,776,700
Goodman Funding Pty, Ltd. (S)	6.000	03/22/22	5,690,000	5,829,098

Real Estate Management & Development 0.8%
CapitaMalls Asia Treasury, Ltd. (SGD) (D)	3.950	08/24/17	7,750,000	6,130,276
Country Garden Holdings Company, Ltd. (S)	11.125	02/23/18	1,190,000	1,145,375
Realogy Corp. (S)	7.625	01/15/20	585,000	601,088
Realogy Corp. (S)	7.875	02/15/19	2,695,000	2,560,250
Realogy Corp.	11.500	04/15/17	6,055,000	5,358,675
Realogy Corp.	12.000	04/15/17	7,586,484	6,714,038
Yanlord Land Group, Ltd. (S)	10.625	03/29/18	2,940,000	2,546,628

Thrifts & Mortgage Finance 0.1%
Nationstar Mortgage LLC (S)	9.625	05/01/19	2,965,000	3,083,600
Nationstar Mortgage LLC	10.875	04/01/15	2,120,000	2,289,600

Health Care 2.1%				61,367,960

Biotechnology 0.1%
Grifols, Inc.	8.250	02/01/18	1,390,000	1,478,613

Health Care Equipment & Supplies 0.1%
Alere, Inc.	8.625	10/01/18	3,790,000	3,775,788

Health Care Providers & Services 1.4%
BioScrip, Inc.	10.250	10/01/15	4,931,000	5,337,808
Community Health Systems, Inc.	8.000	11/15/19	2,750,000	2,808,438
Community Health Systems, Inc.	8.875	07/15/15	4,279,000	4,388,649
Emergency Medical Services Corp.	8.125	06/01/19	650,000	663,000
ExamWorks Group, Inc. (S)	9.000	07/15/19	6,815,000	6,917,225
HCA, Inc.	7.500	02/15/22	8,550,000	8,961,469
HCA, Inc.	8.000	10/01/18	1,600,000	1,768,000
HCA, Inc.	8.500	04/15/19	4,105,000	4,530,894
LifePoint Hospitals, Inc.	6.625	10/01/20	480,000	502,800
National Mentor Holdings, Inc. (S)	12.500	02/15/18	7,070,000	6,928,600

Pharmaceuticals 0.5%
Catalent Pharma Solutions, Inc., PIK (P)	9.500	04/15/15	9,547,018	9,761,826
Endo Pharmaceuticals Holdings, Inc.	7.250	01/15/22	3,170,000	3,312,650
Valeant Pharmaceuticals International, Inc. (S)	7.000	10/01/20	240,000	232,200

Industrials 3.4%				101,784,285

Aerospace & Defense 0.2%
Bombardier, Inc. (S)	7.750	03/15/20	730,000	801,175
Kratos Defense & Security Solutions, Inc.	10.000	06/01/17	2,485,000	2,634,100
TransDigm, Inc.	7.750	12/15/18	3,080,000	3,272,500

5

Strategic Income Opportunities Fund
As of 5-31-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Industrials (continued)

Airlines 1.2%
America West Airlines 2001-1 Pass Through Trust	7.100	04/02/21	2,845,458	$2,945,049
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	01/02/23	1,444,751	1,531,436
Delta Air Lines 2007-1 Class A Pass Through Trust	6.821	08/10/22	1,835,999	1,992,059
Delta Air Lines, Inc. (S)	9.500	09/15/14	3,442,000	3,622,705
Delta Air Lines, Inc. (S)	12.250	03/15/15	2,405,000	2,597,400
TAM Capital 3, Inc. (S)	8.375	06/03/21	4,325,000	4,281,750
TAM Capital, Inc.	7.375	04/25/17	1,690,000	1,690,000
UAL 2009-1 Pass Through Trust	10.400	11/01/16	815,409	933,643
UAL 2009-2A Pass Through Trust	9.750	01/15/17	1,306,597	1,496,053
United Air Lines, Inc. (S)	9.875	08/01/13	308,000	317,240
United Air Lines, Inc. (S)	12.000	11/01/13	4,610,000	4,846,263
United Air Lines, Inc.	12.750	07/15/12	726,739	734,007
US Airways 2012-1 Class A Pass Through Trust
Series 2012-1A, Class PTT	5.900	10/01/24	2,040,000	2,073,150
US Airways 2012-1 Class B Pass Through Trust	8.000	10/01/19	6,100,000	6,244,875
Building Products 0.2%
Euramax International, Inc.	9.500	04/01/16	1,085,000	971,075
Nortek, Inc.	8.500	04/15/21	1,740,000	1,687,800
Nortek, Inc.	10.000	12/01/18	3,800,000	4,009,000
Voto-Votorantim Overseas Trading Operations NV (S)	6.625	09/25/19	330,000	355,575

Commercial Services & Supplies 0.4%
Covanta Holding Corp.	7.250	12/01/20	6,140,000	6,667,205
Garda World Security Corp. (S)	9.750	03/15/17	3,285,000	3,490,313

Construction & Engineering 0.2%
Aeropuertos Argentina 2000 SA (S)	10.750	12/01/20	3,223,350	2,965,482
Tutor Perini Corp.	7.625	11/01/18	3,975,000	3,965,063

Electrical Equipment 0.3%
Coleman Cable, Inc.	9.000	02/15/18	2,550,000	2,645,625
WPE International Cooperatief UA (S)	10.375	09/30/20	5,640,000	4,732,524

Industrial Conglomerates 0.4%
Grupo KUO SAB de CV (S)	9.750	10/17/17	3,702,000	3,887,100
Hutchison Whampoa International, Ltd. (S)	4.625	09/11/15	1,220,000	1,296,217
Odebrecht Finance, Ltd. (Q)(S)	7.500	09/14/15	5,215,000	5,280,188
Smiths Group PLC (S)	7.200	05/15/19	190,000	235,035

Machinery 0.1%
Thermadyne Holdings Corp.	9.000	12/15/17	1,875,000	1,912,500
Volvo Treasury AB (S)	5.950	04/01/15	1,215,000	1,331,071

Marine 0.1%
Navios Maritime Holdings, Inc.	8.125	02/15/19	2,370,000	2,097,450
Navios South American Logistics, Inc.	9.250	04/15/19	1,120,000	1,030,400

Road & Rail 0.2%
Avis Budget Car Rental LLC	9.625	03/15/18	1,655,000	1,797,744
Swift Services Holdings, Inc.	10.000	11/15/18	4,125,000	4,434,375

Trading Companies & Distributors 0.0%
Aircastle, Ltd. (S)	6.750	04/15/17	555,000	549,450
Aircastle, Ltd. (S)	7.625	04/15/20	570,000	571,425

Transportation Infrastructure 0.1%
SCF Capital, Ltd. (S)	5.375	10/27/17	4,110,000	3,858,263

6

Strategic Income Opportunities Fund
As of 5-31-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Information Technology 0.8%				$24,072,076

Communications Equipment 0.0%
Hughes Satellite Systems Corp.	7.625	06/15/21	475,000	491,625

Computers & Peripherals 0.2%
Seagate HDD Cayman	7.000	11/01/21	4,600,000	4,830,000

Electronic Equipment, Instruments & Components 0.3%
CDW LLC	12.535	10/12/17	6,215,000	6,650,050
Freescale Semiconductor, Inc. (S)	9.250	04/15/18	1,745,000	1,836,613

IT Services 0.2%
Brightstar Corp. (S)	9.500	12/01/16	5,770,000	5,943,100
Equinix, Inc.	8.125	03/01/18	960,000	1,048,800

Software 0.1%
First Data Corp. (S)	8.875	08/15/20	3,065,000	3,271,888

Materials 4.3%				128,580,529

Chemicals 0.2%
American Pacific Corp.	9.000	02/01/15	2,185,000	2,174,075
Braskem Finance, Ltd. (S)	7.000	05/07/20	2,460,000	2,644,500
Braskem Finance, Ltd. (Q)(S)	7.375	10/04/15	844,000	825,010
Ferro Corp.	7.875	08/15/18	375,000	373,125
Polymer Group, Inc.	7.750	02/01/19	480,000	499,200

Construction Materials 0.2%
China Shanshui Cement Group, Ltd. (S)	8.500	05/25/16	2,505,000	2,411,063
Votorantim Cimentos SA (S)	7.250	04/05/41	3,815,000	3,710,088
Vulcan Materials Company	7.500	06/15/21	1,215,000	1,312,200

Containers & Packaging 1.3%
AEP Industries, Inc.	8.250	04/15/19	2,925,000	2,998,125
Ball Corp.	6.750	09/15/20	11,970,000	12,987,450
Berry Plastics Corp.	8.250	11/15/15	3,940,000	4,166,550
Berry Plastics Corp.	9.750	01/15/21	3,360,000	3,494,400
Cascades, Inc.	7.875	01/15/20	745,000	730,100
Graphic Packaging International, Inc.	7.875	10/01/18	283,000	312,008
Graphic Packaging International, Inc.	9.500	06/15/17	2,855,000	3,154,775
Owens-Brockway Glass Container, Inc.	7.375	05/15/16	4,700,000	5,193,500
Pretium Packaging LLC	11.500	04/01/16	1,320,000	1,343,100
Tekni-Plex, Inc. (S)	9.750	06/01/19	3,615,000	3,587,888

Metals & Mining 2.0%
APERAM (S)	7.750	04/01/18	1,690,000	1,529,450
CSN Islands XI Corp. (S)	6.875	09/21/19	510,000	548,250
CSN Islands XII Corp. (Q)(S)	7.000	09/23/15	2,375,000	2,280,000
Essar Steel Algoma, Inc. (S)	9.375	03/15/15	2,238,000	2,293,950
FMG Resources August 2006 Pty, Ltd. (S)	6.875	04/01/22	11,260,000	10,837,750
Gerdau Holdings, Inc. (S)	7.000	01/20/20	1,175,000	1,263,125
Gerdau Trade, Inc. (S)	5.750	01/30/21	4,610,000	4,586,950
Inmet Mining Corp. (S)	8.750	06/01/20	4,880,000	4,758,000
Metinvest BV (S)	8.750	02/14/18	4,175,000	3,684,438
Rain CII Carbon LLC (S)	8.000	12/01/18	4,815,000	5,031,675
Rio Tinto Finance USA, Ltd.	7.125	07/15/28	1,795,000	2,472,826
Rio Tinto Finance USA, Ltd.	9.000	05/01/19	1,540,000	2,117,016
SunCoke Energy, Inc.	7.625	08/01/19	4,735,000	4,687,650
Teck Resources, Ltd.	10.750	05/15/19	253,000	307,588
Thompson Creek Metals Company, Inc.	7.375	06/01/18	2,775,000	2,289,375

7

Strategic Income Opportunities Fund
As of 5-31-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Materials (continued)

Vale Overseas, Ltd.	4.625	09/15/20	2,005,000	$2,068,192
Vedanta Resources PLC (S)	8.250	06/07/21	6,128,000	5,300,720
Winsway Coking Coal Holding, Ltd. (S)	8.500	04/08/16	2,930,000	2,680,950

Paper & Forest Products 0.6%
Celulosa Arauco y Constitucion SA	5.000	01/21/21	1,810,000	1,877,958
Clearwater Paper Corp.	10.625	06/15/16	195,000	217,425
Longview Fibre Paper & Packaging, Inc. (S)	8.000	06/01/16	1,735,000	1,721,988
Mercer International, Inc.	9.500	12/01/17	2,365,000	2,453,688
Resolute Forest Products	10.250	10/15/18	2,650,000	3,001,125
Sappi Papier Holding GmbH (S)	7.500	06/15/32	6,715,000	5,439,150
Suzano Trading, Ltd. (S)	5.875	01/23/21	3,105,000	2,848,838
Verso Paper Holdings LLC	8.750	02/01/19	1,029,000	365,295

Telecommunication Services 3.6%				104,975,757

Diversified Telecommunication Services 2.4%
American Tower Corp.	4.700	03/15/22	2,820,000	2,929,639
American Tower Corp.	7.000	10/15/17	4,042,000	4,725,260
AT&T, Inc.	6.700	11/15/13	1,240,000	1,350,468
Axtel SAB de CV (S)	7.625	02/01/17	4,015,000	2,609,750
Axtel SAB de CV (S)	9.000	09/22/19	3,250,000	2,112,500
Cincinnati Bell, Inc.	8.375	10/15/20	5,595,000	5,497,088
Cincinnati Bell, Inc.	8.750	03/15/18	6,225,000	5,773,688
Crown Castle Towers LLC (S)	4.883	08/15/20	5,791,000	6,352,154
Frontier Communications Corp.	7.125	03/15/19	1,045,000	1,005,813
Frontier Communications Corp.	9.250	07/01/21	1,415,000	1,464,525
GTP Acquisition Partners I LLC (S)	7.628	06/15/16	3,215,000	3,350,634
GTP Towers Issuer LLC (S)	8.112	02/15/15	3,165,000	3,331,096
Intelsat Jackson Holdings SA	11.250	06/15/16	430,000	448,813
Intelsat Luxembourg SA	11.250	02/04/17	11,040,000	10,846,800
Intelsat Luxembourg SA, PIK (S)	11.500	02/04/17	2,995,000	2,912,638
Level 3 Financing, Inc.	10.000	02/01/18	540,000	581,850
Oi SA (BRL) (D)(S)	9.750	09/15/16	4,668,000	2,453,370
Sable International Finance, Ltd. (S)	7.750	02/15/17	915,000	928,725
Satmex Escrow SA de CV	9.500	05/15/17	3,293,000	3,424,720
SingTel Group Treasury Pte, Ltd. (SGD) (D)	3.488	04/08/20	1,000,000	832,010
West Corp.	11.000	10/15/16	6,745,000	7,107,544
Wind Acquisition Finance SA (S)	7.250	02/15/18	1,635,000	1,397,925

Wireless Telecommunication Services 1.2%
CC Holdings GS V LLC (S)	7.750	05/01/17	1,250,000	1,343,750
Data & Audio Visual Enterprises Wireless, Inc. (CAD) (D)	9.500	04/29/18	1,991,000	1,638,524
Digicel Group, Ltd. (S)	8.875	01/15/15	4,495,000	4,427,575
Digicel, Ltd. (S)	7.000	02/15/20	1,275,000	1,233,563
Digicel, Ltd. (S)	8.250	09/01/17	4,070,000	4,090,350
Nextel Communications, Inc.	6.875	10/31/13	1,120,000	1,120,000
Nextel Communications, Inc.	7.375	08/01/15	7,175,000	7,013,563
NII Capital Corp.	8.875	12/15/19	2,205,000	2,039,625
NII Capital Corp.	10.000	08/15/16	695,000	722,800
SBA Tower Trust (S)	5.101	04/17/17	3,941,000	4,322,721
Sprint Capital Corp.	8.750	03/15/32	5,365,000	4,520,013
Sprint Nextel Corp. (S)	9.000	11/15/18	985,000	1,066,263

8

Strategic Income Opportunities Fund
As of 5-31-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Utilities 0.5%				$15,435,737

Electric Utilities 0.3%
Appalachian Power Company	5.000	06/01/17	900,000	1,022,459
Centrais Eletricas do Para SA (H)(S)	10.500	06/03/16	2,975,000	892,838
Cia de Eletricidade do Estado da Bahia (BRL) (D)(S)	11.750	04/27/16	3,317,000	1,800,885
Dubai Electricity & Water Authority (S)	7.375	10/21/20	3,365,000	3,539,980
United Maritime Group LLC	11.750	06/15/15	1,830,000	1,994,700

Independent Power Producers & Energy Traders 0.1%
AES Andres Dominicana, Ltd. (S)	9.500	11/12/20	2,925,000	3,027,375

Water Utilities 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo (S)	6.250	12/16/20	3,000,000	3,157,500

U.S. Government & Agency Obligations 1.6%				$47,143,256

(Cost $46,422,651)

U.S. Government 1.6%				47,143,256

U.S. Treasury Notes	0.875	02/28/17	46,590,000	47,143,256

Foreign Government Obligations 28.7%				$852,432,411

(Cost $865,737,308)

Argentina 0.4%				12,777,113

Provincia de Buenos Aires (S)	10.875	01/26/21	2,585,000	1,460,525
Provincia de Buenos Aires (S)	11.750	10/05/15	3,720,000	2,734,200
Provincia de Cordoba (S)	12.375	08/17/17	2,845,000	1,906,150
Provincia de Neuquen Argentina (S)	7.875	04/26/21	5,005,000	4,104,100
Republic of Argentina	7.000	10/03/15	465,000	352,238
Republic of Argentina	8.750	06/02/17	2,810,000	2,219,900

Australia 2.3%				69,496,242

New South Wales Treasury Corp. (AUD) (D)	6.000	05/01/20	20,000,000	22,234,799
Queensland Treasury Corp. (AUD) (D)	6.000	10/21/15	27,105,000	28,582,801
Queensland Treasury Corp. (AUD) (D)	6.000	04/21/16	17,608,000	18,678,642

Brazil 0.9%				25,245,507

Federative Republic of Brazil (BRL) (D)	8.500	01/05/24	26,895,000	14,088,587
Federative Republic of Brazil (BRL) (D)	10.250	01/10/28	18,482,000	11,156,920

Canada 3.1%				90,747,695

Canada Housing Trust No. 1 (CAD) (D)(S)	2.750	06/15/16	11,180,000	11,333,598
Government of Canada (CAD) (D)	2.500	06/01/15	11,710,000	11,788,116
Government of Canada (CAD) (D)	2.750	09/01/16	3,000,000	3,083,536
Government of Canada (CAD) (D)	3.000	12/01/15	10,535,000	10,826,208
Government of Canada (CAD) (D)	4.000	06/01/16	12,390,000	13,283,217
Ontario School Boards Financing Corp., Series 01A2 (CAD)
(D)	6.250	10/19/16	3,815,000	4,332,815
Province of Ontario (CAD) (D)	3.150	09/08/15	6,210,000	6,305,358

9

Strategic Income Opportunities Fund
As of 5-31-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Canada (continued)

Province of Ontario	3.150	12/15/17	4,115,000	$4,473,425
Province of Ontario (CAD) (D)	4.750	06/02/13	4,610,000	4,619,328
Province of Ontario (CAD) (D)	6.250	06/16/15	12,870,000	10,497,268
Province of Quebec (CAD) (D)	5.250	10/01/13	5,870,000	5,980,370
Province of Quebec (NZD) (D)	6.750	11/09/15	5,060,000	4,224,456

Chile 0.1%				1,951,425

Republic of Chile	3.875	08/05/20	1,770,000	1,951,425

Indonesia 2.9%				86,195,790

Republic of Indonesia (S)	5.875	03/13/20	1,365,000	1,525,388
Republic of Indonesia (IDR) (D)	8.250	07/15/21	263,340,000,000	31,233,385
Republic of Indonesia (IDR) (D)	9.500	06/15/15	161,720,000,000	19,176,310
Republic of Indonesia (IDR) (D)	9.500	07/15/31	130,800,000,000	17,138,585
Republic of Indonesia (IDR) (D)	10.000	07/15/17	103,110,000,000	12,981,944
Republic of Indonesia (IDR) (D)	12.500	03/15/13	23,855,000,000	2,685,913
Republic of Indonesia (IDR) (D)	14.250	06/15/13	12,500,000,000	1,454,265

Malaysia 1.3%				39,791,791

Government of Malaysia (MYR) (D)	3.835	08/12/15	69,750,000	22,425,997
Government of Malaysia (MYR) (D)	4.262	09/15/16	52,900,000	17,365,794

Mexico 0.8%				24,929,115

Government of Mexico	5.625	01/15/17	520,000	595,400
Government of Mexico	5.875	02/17/14	550,000	591,250
Government of Mexico (MXN) (D)	7.500	06/21/12	326,177,300	22,754,630
Government of Mexico	8.125	12/30/19	360,000	482,400
Government of Mexico, Series A	6.375	01/16/13	490,000	505,435

New Zealand 3.2%				96,463,656

Dominion of New Zealand (NZD) (D)	5.000	03/15/19	23,300,000	19,649,614
Dominion of New Zealand (NZD) (D)	6.000	04/15/15	5,000,000	4,158,478
Dominion of New Zealand (NZD) (D)	6.000	05/15/21	26,800,000	24,368,667
Dominion of New Zealand, Series 1217 (NZD) (D)	6.000	12/15/17	55,060,000	48,286,897

Norway 0.9%				27,549,732

Government of Norway (NOK) (D)	4.500	05/22/19	32,043,000	6,199,623
Government of Norway (NOK) (D)	5.000	05/15/15	68,377,000	12,341,674
Government of Norway (NOK) (D)	6.500	05/15/13	52,700,000	9,008,435

Peru 0.1%				2,161,688

Republic of Peru	7.350	07/21/25	1,575,000	2,161,688

Philippines 3.6%				106,498,059

Republic of Philippines (PHP) (D)	4.950	01/15/21	659,000,000	15,763,059
Republic of Philippines (PHP) (D)	5.875	12/16/20	321,278,240	7,680,880
Republic of Philippines (PHP) (D)	5.875	03/01/32	1,128,885,000	25,461,864
Republic of Philippines (PHP) (D)	6.250	01/14/36	895,000,000	21,440,501
Republic of Philippines (PHP) (D)	6.500	04/28/21	711,400,000	17,583,280

10

Strategic Income Opportunities Fund
As of 5-31-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Philippines (continued)

Republic of Philippines (PHP) (D)	8.125	12/16/35	653,520,160	$18,568,475

Singapore 3.6%				107,995,945

Republic of Singapore (SGD) (D)	1.375	10/01/14	14,975,000	11,925,834
Republic of Singapore (SGD) (D)	1.625	04/01/13	11,750,000	9,219,081
Republic of Singapore (SGD) (D)	2.375	04/01/17	36,300,000	30,597,779
Republic of Singapore (SGD) (D)	2.875	07/01/15	43,650,000	36,527,286
Republic of Singapore (SGD) (D)	3.250	09/01/20	22,210,000	19,725,965

South Korea 3.7%				108,952,763

Korea Treasury Bond Coupon Strips, IO (KRW) (D)	3.287	03/10/18	654,810,000	453,537
Korea Treasury Bond Coupon Strips, IO (KRW) (D)	3.296	03/10/17	654,810,000	470,568
Korea Treasury Bond Coupon Strips, IO (KRW) (D)	3.297	09/10/17	654,810,000	462,206
Korea Treasury Bond Coupon Strips, IO (KRW) (D)	3.309	09/10/16	654,810,000	479,107
Korea Treasury Bond Coupon Strips, IO (KRW) (D)	3.315	03/10/16	654,810,000	487,769
Korea Treasury Bond Coupon Strips, IO (KRW) (D)	3.326	09/10/15	654,810,000	496,718
Korea Treasury Bond Coupon Strips, IO (KRW) (D)	3.327	03/10/15	654,810,000	504,390
Korea Treasury Bond Coupon Strips, IO (KRW) (D)	3.347	09/10/14	654,810,000	514,236
Korea Treasury Bond Coupon Strips, IO (KRW) (D)	3.360	03/10/13	654,810,000	540,806
Korea Treasury Bond Coupon Strips, IO (KRW) (D)	3.394	09/10/12	654,810,000	549,898
Korea Treasury Bond Coupon Strips, IO (KRW) (D)	3.557	03/10/14	654,810,000	523,037
Korea Treasury Bond Coupon Strips, IO (KRW) (D)	3.562	09/10/18	654,810,000	444,882
Korea Treasury Bond Coupon Strips, IO (KRW) (D)	4.452	09/10/13	654,810,000	531,826
Korea Treasury Bond Principal Strips, PO (KRW) (D)	3.286	09/10/18	22,776,000,000	15,474,152
Republic of Korea (KRW) (D)	3.500	06/10/14	14,400,000,000	12,245,557
Republic of Korea (KRW) (D)	3.500	03/10/17	16,000,000,000	13,604,643
Republic of Korea (KRW) (D)	4.000	03/10/16	31,200,000,000	26,977,975
Republic of Korea (KRW) (D)	4.250	12/10/12	6,535,000,000	5,562,671
Republic of Korea (KRW) (D)	4.250	06/10/21	16,930,000,000	14,956,208
Republic of Korea	4.375	08/10/15	485,000	510,858
Republic of Korea (KRW) (D)	5.000	06/10/20	14,205,000,000	13,157,916
Republic of Korea (KRW) (D)	5.750	09/10/18	4,000,000	3,803

Sweden 1.6%				47,102,380

Kingdom of Sweden (SEK) (D)	3.750	08/12/17	100,575,000	15,755,296
Kingdom of Sweden (SEK) (D)	4.500	08/12/15	82,300,000	12,615,685
Kingdom of Sweden (SEK) (D)	5.000	12/01/20	67,615,000	12,137,286
Svensk Exportkredit AB (NZD) (D)	7.625	06/30/14	8,075,000	6,594,113

Turkey 0.1%				1,886,813

Republic of Turkey	6.750	05/30/40	1,735,000	1,886,813

Ukraine 0.1%				2,686,697

City of Kyiv (S)	9.375	07/11/16	1,245,000	1,044,272
Government of Ukraine(S)	6.580	11/21/16	515,000	448,050
Government of Ukraine(S)	7.950	02/23/21	1,365,000	1,194,375

11

Strategic Income Opportunities Fund
As of 5-31-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Capital Preferred Securities 3.3%				$99,319,323
(Cost $98,561,313)

Financials 3.3%				99,319,323

Commercial Banks 2.8%
Banponce Trust I, Series A	8.327	02/01/27	750,000	542,468
BB&T Capital Trust IV (P)	6.820	06/12/57	2,015,000	2,025,075
Cullen/Frost Capital Trust II (P)	2.017	03/01/34	3,479,000	2,813,811
Fifth Third Capital Trust IV (6.500% to 04/15/2017 then 3
month LIBOR + 1.368%)	6.500	04/15/37	14,433,000	14,144,340
First Midwest Capital Trust I, Series B	6.950	12/01/33	1,464,000	1,405,440
First Tennessee Capital II	6.300	04/15/34	2,879,000	2,616,291
HSBC Finance Capital Trust IX (5.911% to 11/30/2015, then
3 month LIBOR + 1.926%)	5.911	11/30/35	8,618,000	7,928,560
Keycorp Capital VII	5.700	06/15/35	2,515,000	2,515,000
M&T Capital Trust I	8.234	02/01/27	1,335,000	1,419,798
M&T Capital Trust II	8.277	06/01/27	1,630,000	1,664,638
M&T Capital Trust III	9.250	02/01/27	480,000	508,505
PNC Financial Services Group, Inc. (6.750% to 08/01/2021,
then 3 month LIBOR + 3.678%) (Q)	6.750	08/01/21	4,740,000	4,906,137
Regions Financing Trust II (6.625% to 05/15/2027, then 3
month LIBOR + 1.290%)	6.625	05/15/47	10,475,000	9,728,656
SunTrust Capital VIII (6.100% to 12/15/2036, then 1 month
LIBOR + 1.965%)	6.100	12/15/66	5,609,000	5,559,921
SunTrust Preferred Capital I (P)(Q)	4.000	06/15/12	9,340,000	6,444,600
USB Capital IX (P)(Q)	3.500	04/15/17	6,009,000	4,496,775
Wachovia Capital Trust III (P)(Q)	5.570	03/15/21	16,635,000	15,470,550

Consumer Finance 0.1%
North Fork Capital Trust II	8.000	12/15/27	1,865,000	1,883,650

Diversified Financial Services 0.4%
Citigroup Capital XXI (8.300% to 12/21/2037, then 3 month
LIBOR + 4.170%)	8.300	12/21/57	1,690,000	1,708,590
JPMorgan Chase Capital XXII	6.450	02/02/37	4,197,000	4,144,596
JPMorgan Chase Capital XXIII (3 month LIBOR + 1.000% to
05/15/2047, then 3 month LIBOR + 2.030%)	1.467	05/15/77	10,046,000	6,956,172
Susquehanna Capital II	11.000	03/23/40	415,000	435,750

Convertible Bonds 1.7%				$51,404,691

(Cost $48,460,807)

Consumer Discretionary 0.9%				26,424,336

Automobiles 0.4%
Ford Motor Company	4.250	11/15/16	7,510,000	10,880,113

Household Durables 0.1%
Lennar Corp. (S)	2.750	12/15/20	2,500,000	3,496,875

Media 0.4%
XM Satellite Radio, Inc. (S)	7.000	12/01/14	9,294,000	12,047,348

Energy 0.1%				3,207,594

Oil, Gas & Consumable Fuels 0.1%
Chesapeake Energy Corp.	2.250	12/15/38	3,445,000	2,665,569
Chesapeake Energy Corp.	2.500	05/15/37	660,000	542,025

12

Strategic Income Opportunities Fund
As of 5-31-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Financials 0.2%				$6,059,637

Capital Markets 0.1%
Ares Capital Corp. (S)	5.750	02/01/16	3,550,000	3,585,500

Real Estate Investment Trusts 0.1%
Dundee International (CAD) (D)	5.500	07/31/18	1,095,000	1,068,125
Transglobe Apartment (CAD) (D)(S)	5.400	09/30/18	1,370,000	1,406,012

Health Care 0.0%				796,088

Health Care Equipment & Supplies 0.0%
Teleflex, Inc.	3.875	08/01/17	690,000	796,088

Industrials 0.2%				4,542,692

Airlines 0.2%
United Continental Holdings, Inc.	4.500	06/30/21	4,730,000	4,542,692

Information Technology 0.3%				10,374,344

Internet Software & Services 0.3%
Equinix, Inc.	4.750	06/15/16	4,505,000	9,263,406

Software 0.0%
Electronic Arts, Inc. (S)	0.750	07/15/16	1,250,000	1,110,938

Municipal Bonds 0.0%				$497,971

(Cost $484,800)

City of Long Beach (California)	7.282	11/01/30	480,000	497,971

Term Loans (M) 3.7%				$109,502,546

(Cost $111,490,325)

Consumer Discretionary 1.2%				36,296,523

Hotels, Restaurants & Leisure 0.6%
Ameristar Casinos, Inc. (T)	—	04/14/18	2,965,000	2,952,369
Caesars Entertainment Operating Company, Inc.	3.239	01/28/15	235,000	214,764
Caesars Entertainment Operating Company, Inc.	4.489	01/26/18	6,775,000	5,768,913
CCM Merger, Inc.	6.000	03/01/17	931,906	922,587
Kalispel Tribal Economic Authority	7.500	02/24/17	2,203,547	2,159,476
Landry's, Inc.	6.500	04/24/18	3,395,000	3,378,025
Las Vegas Sands LLC	2.850	11/23/16	1,932,076	1,878,038

Media 0.4%
Clear Channel Communications, Inc.	3.889	01/28/16	5,345,189	4,161,609
Hubbard Broadcasting, Inc.	8.750	04/30/18	400,000	400,000
Mood Media Corp.	7.000	05/07/18	1,776,575	1,758,809
Mood Media Corp.	10.250	11/06/18	640,000	620,800
PRIMEDIA, Inc.	7.500	01/12/18	7,944,963	7,031,292

Multiline Retail 0.1%
Michaels Stores, Inc.	2.750	10/31/13	2,125,129	2,116,864

Specialty Retail 0.1%
Burlington Coat Factory Warehouse Corp.	5.500	02/28/17	2,945,250	2,932,977

13

Strategic Income Opportunities Fund
As of 5-31-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Consumer Staples 0.1%				$1,867,077

Personal Products 0.1%
Revlon Consumer Products Corp.	4.750	11/17/17	1,881,186	1,867,077

Financials 0.1%				2,622,192

Real Estate Investment Trusts 0.1%
iStar Financial, Inc.	7.000	06/30/14	1,875,000	1,869,531

Real Estate Management & Development 0.0%
Realogy Corp.	3.241	10/10/13	401,581	381,502
Realogy Corp.	13.500	10/15/17	365,000	371,159

Health Care 0.8%				24,130,891

Biotechnology 0.1%
Aptalis Pharma, Inc.	5.500	02/10/17	2,975,000	2,874,594

Health Care Providers & Services 0.5%
Catalent Pharma Solutions, Inc.	4.239	09/15/16	2,708,763	2,661,359
Catalent Pharma Solutions, Inc.	5.250	09/15/17	5,569,913	5,500,289
Community Health Systems, Inc.	2.573	07/25/14	1,526,563	1,496,269
National Mentor Holdings, Inc.	7.000	02/09/17	5,714,589	5,648,871

Pharmaceuticals 0.2%
Capsugel Holdings US, Inc. (T)	—	08/01/18	3,025,000	3,023,109
Warner Chilcott Company LLC (T)	—	03/15/18	2,950,000	2,926,400

Industrials 0.6%				17,630,656

Airlines 0.4%
Delta Air Lines, Inc.	5.500	04/20/17	4,963,246	4,946,188
US Airways Group, Inc.	2.740	03/21/14	8,222,193	7,778,194

Road & Rail 0.1%
Swift Transportation Company LLC (T)	—	12/21/17	3,025,000	3,007,984

Trading Companies & Distributors 0.1%
Travelport LLC	4.968	08/21/15	2,112,145	1,898,290

Information Technology 0.3%				9,522,623

Internet Software & Services 0.1%
Emdeon Business Services LLC (T)	—	11/02/18	3,030,000	3,022,425

IT Services 0.1%
NeuStar, Inc. (T)	—	11/08/18	3,025,000	3,009,875

Software 0.1%
First Data Corp.	4.239	03/23/18	3,478,092	3,153,110
First Data Corp.	5.239	03/24/17	356,525	337,213

Materials 0.2%				4,405,500

Containers & Packaging 0.2%
Consolidated Container Company LLC	5.750	09/28/14	4,450,000	4,405,500

Telecommunication Services 0.4%				13,027,084

Diversified Telecommunication Services 0.4%
Intelsat Jackson Holdings SA	3.239	02/03/14	4,000,000	3,892,000

14

Strategic Income Opportunities Fund
As of 5-31-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Telecommunication Services (continued)

Intelsat Jackson Holdings SA	5.250	04/02/18	3,455,100	$3,420,549
Level 3 Financing, Inc.	5.750	09/03/18	3,050,000	3,025,695
Unitek Global Services	9.000	04/16/18	2,772,000	2,688,840

Collateralized Mortgage Obligations 4.7%				$139,554,954

(Cost $137,388,767)

Commercial & Residential 4.4%				129,872,797

Adjustable Rate Mortgage Trust
Series 2004-5, Class 2A1 (P)	2.771	04/25/35	4,274,384	4,079,472
American Home Mortgage Assets
-6, Class XP IO	2.343	12/25/46	11,299,156	720,876
American Tower Trust
Series 2007-1A, Class C (S)	5.615	04/15/37	430,000	452,233
Banc of America Commercial Mortgage, Inc.
Series 2006-2, Class AM (P)	5.954	05/10/45	3,215,000	3,418,333
Series 2006-4, Class AM	5.675	07/10/46	4,490,000	4,646,239
Bear Stearns Adjustable Rate Mortgage Trust
Series 2004-10, Class 12A3 (P)	2.792	01/25/35	4,938,485	4,318,734
Bear Stearns Alt-A Trust
Series 2004-12, Class 1A1 (P)	0.589	01/25/35	2,011,920	1,756,408
Series 2004-13, Class A1 (P)	0.979	11/25/34	4,456,839	4,208,241
Chase Mortgage Finance Corp.
Series 2007-A1, Class 2A1 (P)	2.854	02/25/37	3,168,546	3,158,413
Commercial Mortgage Pass Through Certificates
Series 2007-C9, Class A4 (P)	6.010	12/10/49	3,930,000	4,521,174
Countrywide Alternative Loan Trust
Series 2006-OA12, Class X IO	2.706	09/20/46	6,728,283	423,209
Downey Savings & Loan Association Mortgage Loan Trust
Series 2004-AR1 Class X2 IO	2.239	09/19/44	28,072,060	1,438,353
Series 2005-AR2, Class X2 IO	2.457	03/19/45	44,946,037	2,809,127
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class AM (P)	6.071	07/10/38	5,674,000	5,815,952
GSR Mortgage Loan Trust
Series 2004-5, Class 2A1 (P)	3.014	05/25/34	10,365,986	9,132,175
Series 2005-AR6, Class 3A1 (P)	2.613	09/25/35	2,962,373	2,710,737
Harborview Mortgage Loan Trust
Series 2004-5, Class 2A-6 (P)	2.568	06/19/34	6,852,205	6,139,966
Series 2005-2, Class IX IO	2.182	05/19/35	18,453,186	1,037,992
Series 2005-8, Class 1X IO	2.140	09/19/35	7,406,546	352,295
Series 2007-3, Class ES IO	0.350	05/19/47	15,213,459	95,084
Series 2007-4, Class ES IO	0.350	07/19/47	18,557,584	115,985
Series 2007-6, Class ES IO (S)	0.342	08/19/37	12,808,661	80,054
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.024	10/25/36	20,465,128	1,318,773
Series 2005-AR18, Class 2X IO	1.679	10/25/36	20,985,083	981,892
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-PDP5, Class AM (P)	5.240	12/15/44	4,175,000	4,502,775
Series 2006-LDP7, Class AM (P)	5.870	04/15/45	6,641,000	7,010,778
Series 2007-CB18, Class A4	5.440	06/12/47	3,830,000	4,251,499
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AM	5.413	09/15/39	5,120,000	5,401,564

15

Strategic Income Opportunities Fund
As of 5-31-12 (Unaudited)

		Maturity
	Rate (%)	date	Par Value^	Value

Commercial & Residential (continued)

Merrill Lynch Mortgage Trust
Series 2005-LC1, Class AM (P)	5.446	01/12/44	5,425,000	$5,804,376
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class A4 (P)	5.414	07/12/46	2,985,000	3,362,671
MLCC Mortgage Investors, Inc.
Series 2007-1, Class 2A1 (P)	2.753	01/25/37	12,081,439	11,637,616
Morgan Stanley Capital I
Series 2007-IQ13, Class A4	5.364	03/15/44	2,725,000	3,032,336
Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A1 (P)	2.733	10/25/34	2,128,476	1,769,485
Series 2004-9, Class 1A (P)	5.845	11/25/34	1,467,822	1,431,280
Structured Asset Securities Corp.
Series 2003-7A, Class 3A6 (P)	2.719	12/25/33	2,458,421	2,268,547
WaMu Mortgage Pass Through Certificates
Series 2005-AR13, Class X IO	1.437	10/25/45	133,680,840	6,500,044
Series 2005-AR6, Class X IO	1.597	04/25/45	60,236,147	3,136,779
Wells Fargo Mortgage Backed Securities Trust
Series 2004-Z, Class 2A1 (P)	2.615	12/25/34	4,076,761	3,996,608
Series 2005-AR5, Class 1A1 (P)	2.591	04/25/35	2,246,436	2,034,722

U.S. Government Agency 0.3%				9,682,157

Federal Home Loan Mortgage Corp.
Series K705, Class X1 IO	1.762	09/25/18	23,453,744	2,199,234
Federal National Mortgage Association
Series 398, Class C3 IO	4.500	05/25/39	2,402,213	266,074
Series 402, Class 3 IO	4.000	11/25/39	2,214,580	266,263
Series 402, Class 4 IO	4.000	10/25/39	3,744,447	408,093
Series 402, Class 7 IO	4.500	11/25/39	5,064,748	609,737
Series 406, Class 3 IO	4.000	01/25/41	11,511,741	1,382,560
Series 407, Class 4 IO	4.500	03/25/41	16,503,201	2,121,297
Series 407, Class 7 IO	5.000	03/25/41	9,749,861	1,712,376
Series 407, Class 8 IO	5.000	03/25/41	4,643,272	716,523

Asset Backed Securities 0.7%				$20,608,926

(Cost $19,821,028)

Asset Backed Securities 0.7%				20,608,926

Dominos Pizza Master Issuer LLC
Series 2012-1A, Class A2 (S)	5.216	01/25/42	13,902,669	14,483,825
Ford Auto Securitization Trust
Series 2010-R3A, Class A1 (CAD)(D)(S)	1.926	06/15/13	225,065	217,957
Sonic Capital LLC
Series 2011-1A, Class A2 (S)	5.438	05/20/41	5,650,250	5,907,144
			Shares	Value

Preferred Securities 4.3%				$128,944,003

(Cost $137,332,690)

Consumer Discretionary 0.3%				9,934,308

Automobiles 0.2%
General Motors Company, Series B, 4.750%			159,653	5,862,458

Hotels, Restaurants & Leisure 0.1%
Greektown Superholdings, Inc. (I)			55,025	4,071,850

16

Strategic Income Opportunities Fund
As of 5-31-12 (Unaudited)

	Shares	Value

Financials 3.6%		$105,711,099

Commercial Banks 2.1%
Citizens Funding Trust I, 7.500%	43,000	1,118,430
First Niagara Financial Group, Inc., 8.625%	173,250	4,724,528
First Tennessee Bank NA, 3.750% (S)	4,237	2,865,271
HSBC USA, Inc., 6.500%	211,925	5,423,161
SunTrust Capital IX, 7.875%	303,500	7,684,620
U.S. Bancorp (6.500% to 01/15/2022, then 3 month LIBOR +
4.468%)	371,750	9,940,595
Wells Fargo & Company, Series L, 7.500%	6,150	6,820,289
Wintrust Financial Corp., 5.000%	855	851,289
Zions Bancorporation, 7.900%	295,750	7,772,310
Zions Bancorporation, Series C, 9.500%	564,800	14,571,840
Zions Bancorporation, Series E, 11.000%	41,975	1,048,955

Diversified Financial Services 0.7%
Citigroup Capital VIII, 6.950%	19,775	495,759
Citigroup Capital XV, 6.500%	107,150	2,618,746
Citigroup Capital XVI, 6.450%	158,425	3,827,548
Citigroup, Inc., 7.500%	131,480	11,054,838
GMAC Capital Trust I (8.125% to 02/15/2016, then 3 month LIBOR
+ 5.785%)	108,375	2,483,955

Insurance 0.6%
Hartford Financial Services Group, Inc., 7.875%	332,100	8,624,637
MetLife, Inc., 5.000%	167,289	9,813,173

Real Estate Investment Trusts 0.2%
FelCor Lodging Trust, Inc., Series A, 1.950%	153,623	3,971,155

Utilities 0.4%		13,298,596

Electric Utilities 0.4%
PPL Corp., 8.750%	253,790	13,298,596

Common Stocks 4.1%		$122,838,022

(Cost $116,833,774)

Consumer Discretionary 0.0%		160,691

Hotels, Restaurants & Leisure 0.0%
Greektown Superholdings, Inc. (I)	3,048	160,691

Media 0.0%
Vertis Holdings, Inc. (I)	110,794	0

Financials 1.3%		39,215,015

Capital Markets 0.3%
Apollo Investment Corp.	96,420	717,365
Ares Capital Corp.	447,145	6,747,418

Commercial Banks 0.3%
M&T Bank Corp.	83,985	6,829,660
Talmer Bancorp, Inc. (I)(R)(S)	407,121	2,911,922

Real Estate Investment Trusts 0.7%
Dundee International	55,606	527,069
MFA Financial, Inc.	883,495	6,732,232
Plum Creek Timber Company, Inc.	103,874	3,791,401
Public Storage	52,930	7,064,567
Weyerhaeuser Company	195,549	3,893,381

17

Strategic Income Opportunities Fund

As of 5-31-12 (Unaudited)

	Shares	Value

Telecommunication Services 0.5%		$15,795,435

Diversified Telecommunication Services 0.5%
AT&T, Inc.	232,001	7,927,474
Verizon Communications, Inc.	188,952	7,867,961

Utilities 2.3%		67,666,881

Electric Utilities 1.0%
Entergy Corp.	107,260	6,921,488
FirstEnergy Corp.	166,901	7,809,298
Northeast Utilities	205,316	7,393,429
Progress Energy, Inc.	140,671	7,711,584

Multi-Utilities 1.3%
Alliant Energy Corp.	168,368	7,355,998
Consolidated Edison, Inc.	127,038	7,668,014
DTE Energy Company	133,608	7,592,943
OGE Energy Corp.	137,950	7,344,458
Xcel Energy, Inc.	280,859	7,869,669

		Maturity	Par value^
	Rate (%)	date		Value

Escrow Certificates 0.0%				$28,088

(Cost $124)

Consumer Discretionary 0.0%				7,050

Lear Corp., Series B (I)	8.750	12/01/16	940,000	7,050
SuperMedia, Inc. (I)	8.000	11/15/16	2,015,000	0

Materials 0.0%				21,038

Smurfit-Stone Container Corp. (I)	8.000	03/15/17	935,000	21,038

	Number of
	Contracts/
	Notional	Value

Purchased Options 0.0%		$1,222,128

(Cost $2,527,922)

Call Options 0.0%		1,222,128

Over the Counter Call EUR vs. CHF (Expiration Date: 6-1-12; Strike Price: EUR
1.225; Counterparty: Goldman Sachs Capital Markets LP) (I)	79,700,000	1,774
Over the Counter Call USD vs. JPY (Expiration Date: 1-24-13; Strike Price: $86;
Counterparty: Morgan Stanley Company, Inc.) (I)	78,000,000	652,470
Over the Counter Call USD vs. JPY (Expiration Date: 4-19-13; Strike Price: $90;
Counterparty: State Street Global Markets) (I)	77,400,000	567,884

Short-Term Investments 1.7%		$50,020,316

(Cost $50,020,316)

		Maturity	Par value^
	Yield* (%)	date		Value
U.S. Government Agency 1.7%				$50,000,000

Federal Home Loan Bank Discount Note	0.010	06/01/12	50,000,000	50,000,000

18

Strategic Income Opportunities Fund
As of 5-31-12 (Unaudited)

	Par value^	Value
Repurchase Agreement 0.0%		$20,316

Repurchase Agreement with State Street Corp. dated 5-31-12 at
0.010% to be repurchased at $20,316 on 6-1-12, collateralized by
$16,800 U.S. Treasury Notes, 3.750% due 8-15-41 (valued at
$20,606, including interest)	20,316	20,316

Total investments (Cost $2,887,936,408)† 97.0%		$2,886,948,113

Other assets and liabilities, net 3.0%		$88,484,875

Total net assets 100.0%		$2,975,432,988

^The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund. All par values are denominated in U.S. Dollars unless otherwise indicated.

Currency abbreviations

AUD	Australian Dollar	MXN	Mexican Peso
BRL	Brazilian Real	MYR	Malaysian Ringgit
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
EUR	Euro	PHP	Philippines Peso
IDR	Indonesian Rupiah	SEK	Swedish Krona
INR	Indian Rupee	SGD	Singapore Dollar
JPY	Japanese Yen	USD	United States Dollar
KRW	Korean Won

IO Interest Only Security - Interest Tranche of Stripped Mortgage Pool. Rate shown is the annualized yield at the end of the period.

LIBOR London Interbank Offered Rate

PIK Payment-in-kind

PO Principal Only Security – Principal Tranche of Stripped Security. Rate shown is the annualized yield on date of purchase.

(D) Par value of foreign bonds is expressed in local currency as shown parenthetically in security description.

(H) Non-income producing - Issuer is in default.

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown is next call date.

(R) Direct placement securities are restricted to resale and the Fund has limited rights to registration under the Securities Act of 1933.

Value as a
	Original		Beginning	Ending	percentage
	Acquisition	Acquisition	share	share	of Fund's	Value as of
Issuer, description	date	cost	amount	amount	net assets	5-31-12

Talmer Bancorp, Inc.	4-30-10	$2,512,514	372,222	407,121	0.1%	$2,911,922

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $497,566,214 or 16.7% of the Fund's net assets as of 5-31-12.

19

Strategic Income Opportunities Fund

As of 5-31-12 (Unaudited)

(T) A portion of this position represents unsettled loan commitment at period end where the coupon rate will be determined at time of settlement.

* Yield represents the annualized yield at the date of purchase.

† At 5-31-12, the aggregate cost of investment securities for federal income tax purposes was $2,898,065,398.

Net unrealized depreciation aggregated $11,117,285, of which $93,379,139 related to appreciated investment securities and $104,496,424 related to depreciated investment securities.

The Fund had the following country concentration as a percentage of net assets on 5-31-12.

United States	56.4%
Singapore	4.4%
Canada	4.4%
South Korea	3.7%
Philippines	3.6%
Australia	3.3%
New Zealand	3.2%
Indonesia	3.0%
Cayman Islands	2.0%
Germany	2.0%
Other Countries	14.0%

20

John Hancock Strategic Income Opportunities Fund
As of 5-31-12 (Unaudited)

Notes to the Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Options are traded either over-the-counter or on an exchange. Options listed on an exchange are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Foreign securities, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the times when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

21

The following is a summary of the values by input classification of the Fund’s investments as of May 31, 2012, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	5-31-12	Price	Inputs	Inputs

Corporate Bonds	$1,263,431,478	—	$1,247,299,933	$16,131,545
U.S. Government & Agency Obligations	47,143,256	—	47,143,256	—
Foreign Government Obligations	852,432,411	—	852,432,411	—
Capital Preferred Securities	99,319,323	—	99,319,323	—
Convertible Bonds	51,404,691	—	51,404,691	—
Municipal Bonds	497,971	—	497,971	—
Term Loans	109,502,546	—	109,502,546	—
Collateralized Mortgage Obligations	139,554,954	—	139,263,831	291,123
Asset Backed Securities	20,608,926	—	20,608,926	—
Preferred Securities	128,944,003	$121,155,593	3,716,560	4,071,850
Common Stocks	122,838,022	119,765,409	—	3,072,613
Escrow Certificates	28,088	—	21,038	7,050
Purchased Options	1,222,128	—	1,222,128	—
Short-Term Investments	50,020,316	—	50,020,316	—

Total investments in Securities	$2,886,948,113	$240,921,002	$2,622,452,930	$23,574,181
Other Financial Instruments:
Futures	($1,737,595)	($1,737,595)	—	—
Forward Foreign Currency Contracts	$13,714,205	—	$13,714,205	—

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Term loans (Floating rate loans). The Fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The Fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The Fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. The Fund may have limited rights to enforce the terms of an underlying loan.

Stripped securities. Stripped mortgage-backed securities are financial instruments structured to separate principal and interest cash flows so that one class receives only principal payments from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage-backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In

22

addition, these securities present additional credit risk such that the Fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates. During the period ended May 31, 2012, the Fund used futures contracts to manage against anticipated interest rate changes and manage duration. The following table summarizes the contracts held at May 31, 2012. During the period ended May 31, 2012, the Fund held futures contracts with USD notional values ranging up to $184.0 million, as measured at each quarter end.

					UNREALIZED
	NUMBER OF		EXPIRATION	NOTIONAL	APPRECIATION
OPEN CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

10-Year U.S. Treasury Note Futures	1,254	Short	Sep 2012	($167,957,625)	($1,737,595)

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral and the risk that currency movements will not occur thereby reducing the Fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended May 31, 2012, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes and gain exposure to foreign currencies. The following table summarizes the contracts held at May 31, 2012. During the period ended May 31, 2012, the Fund held forward foreign currency contracts with USD values ranging from $4.6 billion to $12.0 billion, as measured at each quarter end.

23

	PRINCIPAL	PRINCIPAL
	AMOUNT	AMOUNT			UNREALIZED
	COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION/
CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

BUYS

Australian Dollar	21,775,000	$21,702,059	Citibank NA	6/18/2012	($518,617)

Australian Dollar	38,790,000	40,049,705	Royal Bank of Scotland PLC	6/18/2012	(2,313,507)

Australian Dollar	173,002,500	174,069,388	UBS AG	6/18/2012	(5,766,821)

Canadian Dollar	20,040,000	19,402,624	Bank of Montreal	6/18/2012	(7,083)

Canadian Dollar	28,000,000	28,199,513	Canadian Imperial Bank of Commerce	6/18/2012	(1,099,955)

Canadian Dollar	65,481,780	65,401,053	Citibank NA	6/18/2012	(2,025,078)

Canadian Dollar	209,615,684	212,425,000	Royal Bank of Canada	6/18/2012	(9,550,273)

Canadian Dollar	63,695,758	64,002,973	Royal Bank of Scotland PLC	6/18/2012	(2,355,584)

Canadian Dollar	39,970,000	40,694,425	State Street Bank and Trust Company	6/18/2012	(2,009,807)

Canadian Dollar	19,476,774	19,620,000	Toronto Dominion Bank	6/18/2012	(769,573)

Canadian Dollar	71,254,084	72,061,512	UBS AG	6/18/2012	(3,098,863)

Euro	167,345,745	220,569,503	Bank of Montreal	6/18/2012	(13,634,314)

Euro	19,885,000	24,834,078	Canadian Imperial Bank of Commerce	6/18/2012	(244,829)

Euro	99,285,000	126,229,080	State Street Bank and Trust Company	6/18/2012	(3,455,953)

Japanese Yen	2,305,213,694	28,361,611	Canadian Imperial Bank of Commerce	6/18/2012	1,060,873

Japanese Yen	3,458,566,800	43,070,570	Citibank NA	6/18/2012	1,072,681

Japanese Yen	3,185,309,225	39,667,612	State Street Bank and Trust Company	6/18/2012	987,930

Japanese Yen	1,592,648,750	19,250,000	Toronto Dominion Bank	6/18/2012	1,077,696

Japanese Yen	3,292,787,520	40,504,183	UBS AG	6/18/2012	1,523,153

Mexican Peso	820,897,545	63,725,000	Bank of Nova Scotia	6/18/2012	(6,609,010)

Mexican Peso	210,107,265	15,945,000	State Street Bank and Trust Company	6/18/2012	(1,326,264)

New Zealand Dollar	49,929,954	40,717,863	Bank of Nova Scotia	6/18/2012	(3,123,794)

New Zealand Dollar	221,693,373	180,663,593	UBS AG	6/18/2012	(13,742,631)

Pound Sterling	32,913,819	52,209,545	Bank of Montreal	6/18/2012	(1,485,792)

Pound Sterling	39,915,000	64,414,876	Royal Bank of Scotland PLC	6/18/2012	(2,901,545)

24

	PRINCIPAL	PRINCIPAL
	AMOUNT	AMOUNT			UNREALIZED
	COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION/
CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

BUYS (Continued)

Pound Sterling	19,700,000	$31,339,734	UBS AG	6/18/2012	($979,904)

Singapore Dollar	99,609,103	79,210,000	Citibank NA	6/18/2012	(1,907,582)

Singapore Dollar	354,314,799	282,865,000	HSBC Bank USA	6/18/2012	(7,896,248)

TOTAL		$2,111,205,500			($81,100,694)

SELLS

Australian Dollar	155,740,689	$161,908,020	Bank of Montreal	6/18/2012	$10,398,315

Australian Dollar	39,475,000	40,717,863	Bank of Nova Scotia	6/18/2012	2,315,274

Australian Dollar	21,775,000	21,894,559	Citibank NA	6/18/2012	711,117

Australian Dollar	38,790,000	39,966,985	Royal Bank of Scotland PLC	6/18/2012	2,230,788

Australian Dollar	181,180,000	187,041,217	UBS AG	6/18/2012	10,783,306

Canadian Dollar	36,811,645	37,040,183	Bank of Nova Scotia	6/18/2012	1,412,351

Canadian Dollar	48,104,977	48,281,611	Canadian Imperial Bank of Commerce	6/18/2012	1,723,625

Canadian Dollar	65,336,323	64,772,630	Citibank NA	6/18/2012	1,537,434

Canadian Dollar	3,155,084	3,188,080	HSBC Bank USA	6/18/2012	134,460

Canadian Dollar	219,666,409	218,100,000	Royal Bank of Canada	6/18/2012	5,497,766

Canadian Dollar	63,437,708	64,414,876	Royal Bank of Scotland PLC	6/18/2012	3,017,239

Canadian Dollar	5,485,252	5,570,000	Standard Chartered Bank	6/18/2012	261,146

Canadian Dollar	39,970,000	39,667,612	State Street Bank and Trust Company	6/18/2012	982,993

Canadian Dollar	71,597,947	71,843,916	UBS AG	6/18/2012	2,548,462

Euro	79,940,000	105,689,502	Bank of Montreal	6/18/2012	6,837,876

Euro	19,885,000	24,911,928	Canadian Imperial Bank of Commerce	6/18/2012	322,679

Euro	99,285,000	127,117,873	State Street Bank and Trust Company	6/18/2012	4,344,747

Japanese Yen	3,126,134,070	38,797,624	Bank of Montreal	6/18/2012	(1,102,639)

Japanese Yen	2,288,901,720	28,199,513	Canadian Imperial Bank of Commerce	6/18/2012	(1,014,774)

Japanese Yen	3,479,427,250	43,506,494	Citibank NA	6/18/2012	(903,009)

Japanese Yen	3,273,303,180	40,694,426	State Street Bank and Trust Company	6/18/2012	(1,084,223)

25

	PRINCIPAL	PRINCIPAL
	AMOUNT	AMOUNT			UNREALIZED
	COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION/
CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

SELLS (Continued)

Japanese Yen	3,183,496,580	$38,700,398	Toronto Dominion Bank	6/18/2012	($1,932,008)

Japanese Yen	4,891,181,010	59,624,711	UBS AG	6/18/2012	(2,803,643)

New Zealand Dollar	410,280,065	327,347,223	UBS AG	6/18/2012	18,432,517

Norwegian Krone	272,014,352	47,075,967	Citibank NA	6/18/2012	2,615,520

Pound Sterling	32,831,910	52,115,839	Bank of Montreal	6/18/2012	1,518,315

Pound Sterling	39,915,000	64,002,973	Royal Bank of Scotland PLC	6/18/2012	2,489,642

Pound Sterling	19,700,000	31,831,801	UBS AG	6/18/2012	1,471,971

Singapore Dollar	146,048,513	116,740,000	HSBC Bank USA	6/18/2012	3,397,917

Singapore Dollar	362,766,174	287,240,574	State Street Bank and Trust Company	6/18/2012	5,713,067

Swedish Krona	318,136,613	47,065,458	Bank of Nova Scotia	6/18/2012	3,295,670

Swiss Franc	141,949,705	155,832,854	UBS AG	6/18/2012	9,660,998

TOTAL		$2,640,902,710			$94,814,899

Options. There are two types of options, a put option and a call option. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the Fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values.

When the Fund purchases an option, the premium paid by the Fund is included in the Portfolio of investments and subsequently “marked-to-market” to reflect current market value.

During the period ended May 31, 2012, the Fund used purchased options to manage against anticipated currency exchange rate changes. During the period ended May 31, 2012, the Fund held purchased options with market values ranging from $84,600 to $3.8 million, as measured at each quarter end.

26

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at May 31, 2012 by risk category:

	FINANCIAL	ASSET	LIABILITY
	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LOCATION	FAIR VALUE	FAIR VALUE

Interest rate contracts	Futures	-	($1,737,595)

Foreign exchange contracts	Forward foreign	$109,377,528	(95,663,323)
	currency
	contracts

Foreign exchange contracts	Purchased	1,222,128	-
	options

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

27

# More information

**How to contact us**

| | | |
|---|---|---|
| **Internet** | www.jhfunds.com | |
| **Mail** | **Regular mail:**<br>John Hancock Signature Services, Inc.<br>P.O. Box 55913<br>Boston, MA 02205-5913 | **Express mail:**<br>John Hancock Signature Services, Inc.<br>Mutual Fund Image Operations<br>30 Dan Road<br>Canton, MA 02021 |
| **Phone** | Customer service representatives<br>EASI-Line<br>TDD line | **1-800-225-5291**<br>**1-800-338-8080**<br>**1-800-554-6713** |

This report is for the information of the shareholders of John Hancock Strategic Income Opportunities Fund.

356Q3 5/12
7/12

John Hancock
MUTUAL FUNDS

# John Hancock Emerging Markets Fund

QUARTERLY PORTFOLIO HOLDINGS

5.31.2012

Emerging Markets Fund
As of 5-31-12 (Unaudited)

	Shares	Value

Common Stocks 96.7%		$1,913,719,120

(Cost $1,929,442,562)

Brazil 11.8%		233,230,589

AES Tiete SA	18,055	219,236
Aliansce Shopping Centers SA	30,930	268,376
All America Latina Logistica SA	189,770	788,493
Amil Participacoes SA	73,447	691,917
Anhanguera Educacional Participacoes SA	119,530	1,416,450
Arezzo Industria E Comercio SA	24,191	353,836
Autometal SA	4,062	27,995
B2W Companhia Global Do Varejo (I)	22,600	67,906
Banco Alfa de Investimento SA	10,300	24,769
Banco Bradesco SA	187,744	2,321,608
Banco Bradesco SA, ADR (L)	550,552	8,060,081
Banco do Brasil SA	285,365	2,829,809
Banco Santander Brasil SA, ADR (L)	773,908	6,152,569
Bematech SA	66,175	127,635
BHG SA - Brazil Hospitality Group (I)	1,580	15,120
BM&F Bovespa SA	1,969,328	9,324,978
BR Malls Participacoes SA	1,101,419	12,123,609
Brasil Brokers Participacoes SA	150,643	445,913
Braskem SA, ADR (L)	50,629	567,045
BRF - Brasil Foods SA, ADR (L)	923,550	14,379,674
Brookfield Incorporacoes SA	379,400	667,809
Camargo Correa Desenvolvimento Imobiliario SA (I)	76,984	174,821
CCR SA	384,456	2,992,766
CCX Carvao Da Colombia SA	68,000	200,273
Centrais Eletricas Brasileiras SA	13,500	88,824
Centrais Eletricas Brasileiras SA, ADR, B Shares	35,300	316,994
Centrais Eletricas Brasileiras SA, ADR, Ordinary Shares	47,167	309,416
CETIP SA - Mercados Organizados	105,534	1,522,691
Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR (L)	66,328	2,541,700
Cia de Saneamento Basico do Estado de Sao Paulo	5,400	190,125
Cia de Saneamento de Minas Gerais	17,100	364,578
Cia Energetica de Minas Gerais	16,287	238,468
Cia Energetica de Minas Gerais, ADR	98,326	1,694,157
Cia Hering	75,600	1,570,588
Cia Paranaense de Energia, ADR (L)	34,777	706,669
Cia Providencia Industria e Comercio SA	39,800	132,216
Cielo SA	126,882	3,428,648
Companhia de Bebidas das Americas, ADR (L)	114,926	4,407,412
Companhia de Saneamento Basico de Estado de Sao Paulo, ADR (L)	19,370	1,350,670
Companhia Siderurgica Nacional SA	136,900	881,737
Companhia Siderurgica Nacional SA, ADR (L)	259,126	1,679,136
Contax Participacoes SA	1,400	18,388
Cosan SA Industria e Comercio	265,400	3,942,477
CPFL Energia SA	8,500	104,014
CPFL Energia SA, ADR	21,800	529,740
CR2 Empreendimentos Imobiliarios SA	28,800	69,971
Cremer SA	650	5,769
CSU Cardsystem SA	4,000	7,140
Cyrela Brazil Realty SA	207,128	1,552,805
Diagnosticos da America SA	269,326	1,889,562
Direcional Engenharia SA	5,225	24,482
Duratex SA	230,285	1,102,984
Ecorodovias Infraestrutura e Logistica SA	53,133	425,201

1

Emerging Markets Fund
As of 5-31-12 (Unaudited)

	Shares	Value

Brazil (continued)

EDP - Energias do Brasil SA	86,047	$550,366
Embraer SA, ADR (L)	175,929	4,961,198
Empresa Brasileira de Aeronautica SA	32,692	232,605
Equatorial Energia SA	18,900	137,754
Estacio Participacoes SA	33,474	419,908
Eternit SA	60,299	297,481
Even Construtora e Incorporadora SA	241,500	795,081
EZ Tec Empreendimentos e Participacoes SA	107,600	1,067,010
Fertilizantes Heringer SA (I)	38,800	244,322
Fibria Celulose SA, ADR (I)(L)	248,951	1,623,161
Fleury SA	33,900	405,755
Forjas Taurus SA	7,413	7,572
Gafisa SA (I)	521,522	672,314
Gafisa SA, ADR (I)(L)	74,154	184,643
General Shopping Brasil SA (I)	61,820	291,805
Gerdau SA	103,043	696,371
Gerdau SA, ADR (L)	894,088	7,108,000
Grendene SA	240,600	1,227,545
Guararapes Confeccoes SA	2,700	124,555
Helbor Empreendimentos SA	145,200	586,747
Hypermarcas SA (I)	73,100	399,778
IdeiasNet SA	28,300	31,431
Iguatemi Empresa de Shopping Centers SA	73,200	1,405,312
Industrias Romi SA	94,500	294,719
Inepar SA Industria E Construcoes (I)	12,100	13,199
International Meal Company Holdings SA	5,800	48,284
Iochpe-Maxion SA	114,876	1,429,649
Itau Unibanco Holding SA	92,522	1,189,067
Itau Unibanco Holding SA, ADR (L)	627,657	9,082,197
JBS SA (I)	799,579	2,160,649
JHSF Participacoes SA	335,500	996,428
Joao Fortes Engenharia SA	500	1,773
JSL SA	17,700	73,982
Kroton Educacional SA (I)	10,403	16,764
Kroton Educacional SA, Preference Shares (I)	115,459	1,711,691
Light SA	22,893	269,016
Localiza Rent a Car SA	108,848	1,727,018
Log-in Logistica Intermodal SA (I)	65,400	246,444
Lojas Americanas SA	72,620	393,193
Lojas Renner SA (I)	72,550	2,091,768
LPS Brasil Consultoria de Imoveis SA	23,300	425,138
Lupatech SA (I)	3,800	6,594
M Dias Branco SA	24,729	683,562
Magnesita Refratarios SA	282,565	882,643
Mahle-Metal Leve SA Industria E Comercio	37,300	392,077
Marcopolo SA	8,000	33,319
Marfrig Frigorificos e Comercio de Alimentos SA (I)	200,293	903,719
Marisa Lojas SA	48,673	567,130
Metalfrio Solutions SA (I)	16,800	32,986
Mills Estruturas E Servicos De Engenharia SA	79,217	972,120
Minerva SA	60,400	231,795
MMX Mineracao e Metalicos SA (I)	286,400	900,303
MPX Energia SA (I)	68,000	1,168,257
MRV Engenharia e Participacoes SA	333,700	1,432,849
Multiplan Empreendimentos Imobiliarios SA	47,700	1,132,871
Multiplus SA	32,097	736,838
Natura Cosmeticos SA	92,600	1,988,041

2

Emerging Markets Fund
As of 5-31-12 (Unaudited)

	Shares	Value

Brazil (continued)

Obrascon Huarte Lain Brasil SA	138,900	$1,122,577
Odontoprev SA	258,870	1,386,219
Oi SA	18,836	88,724
Oi SA, ADR (L)	12,204	57,725
Oi SA, ADR	58,481	704,111
OSX Brasil SA (I)	17,500	117,572
Paranapanema SA (I)	275,500	304,616
PDG Realty SA Empreendimentos e Participacoes	243,884	406,302
Perdigao SA	18,975	295,325
Petroleo Brasileiro SA	97,783	959,964
Petroleo Brasileiro SA, ADR	671,572	13,135,948
Petroleo Brasileiro SA, Class A, ADR (L)	837,292	15,824,819
Plascar Participacoes Industriais SA	13,400	5,847
Porto Seguro SA	186,076	1,650,544
Positivo Informatica SA (I)	26,000	76,317
Profarma Distribuidora de Produtos Farmaceuticos SA	42,000	208,246
QGEP Participacoes SA	36,700	179,783
Raia Drogasil SA	124,576	1,151,966
Redecard SA	152,200	2,339,391
Refinaria De Petroleos De Manguinhos SA (I)	40,000	18,841
Restoque Comercio e Confeccoes de Roupas SA	82,096	471,365
Rodobens Negocios Imobiliarios SA	59,200	315,835
Rossi Residencial SA	121,400	317,818
Santos Brasil Participacoes SA	50,308	748,315
Sao Carlos Empreendimentos e Participacoes SA	79,700	1,294,184
Sao Martinho SA	66,300	657,461
SLC Agricola SA	49,500	477,120
Souza Cruz SA	161,600	2,163,374
Springs Global Participacoes SA (I)	137,067	197,087
Sul America SA	274,382	1,908,709
T4F Entretenimento SA	6,100	46,668
Tecnisa SA	41,600	157,997
Tegma Gestao Logistica	25,278	369,735
Telefonica Brasil SA	4,502	98,083
Telefonica Brasil SA, ADR	56,900	1,343,978
Tempo Participacoes SA (I)	16,496	35,088
Tereos Internacional SA	9,500	13,142
Tim Participacoes SA	47,400	229,144
TIM Participacoes SA, ADR (L)	34,471	842,816
Totvs SA	115,099	2,083,007
TPI - Triunfo Participacoes e Investimentos SA	75,690	343,389
Tractebel Energia SA	34,700	575,509
Trisul SA (I)	30,607	39,457
Ultrapar Participacoes SA, ADR (L)	190,080	3,881,434
Usinas Siderurgicas de Minas Gerais SA	215,544	980,013
Vale Fertilizantes SA	14,800	275,842
Vale SA, ADR, Ordinary A Shares (L)	418,223	7,657,663
Vale SA, ADR, Preference A Shares (L)	530,973	9,621,231
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	68,885	944,379
Vanguarda Agro SA (I)	1,152,700	211,468
Viver Incorporadora e Construtora SA (I)	246,617	232,329
Weg SA	156,700	1,616,065

Chile 2.0%		39,371,353

Aes Gener SA (I)	502,013	278,734
Aguas Andinas SA	403,451	234,141
Almendral SA	338,217	44,494

3

Emerging Markets Fund
As of 5-31-12 (Unaudited)

	Shares	Value

Chile (continued)

Banco de Chile	3,809,312	$529,133
Banco de Chile, ADR (L)	5,373	442,144
Banco de Credito e Inversiones	17,939	1,075,854
Banco Santander Chile	6,297,050	456,838
Banco Santander Chile SA, ADR (L)	20,018	1,490,140
Besalco SA	274,576	488,702
CAP SA	44,286	1,563,675
Cementos Bio-Bio SA (I)	2,795	3,785
Centros Comerciales Sudamericanos SA	417,020	2,258,959
Cia Cervecerias Unidas SA	15,538	201,402
Cia Cervecerias Unidas SA, ADR	8,617	559,846
Cia General de Electricidad	330,742	1,503,664
Cintac SA	78,352	37,895
Colbun SA (I)	1,091,947	295,749
Companhia Sudamericana de Vapores SA (I)	8,532,311	871,719
CorpBanca SA	37,456,415	456,520
CorpBanca SA, ADR (L)	13,087	243,026
Cristalerias de Chile SA	62,943	467,841
Embotelladora Andina SA, ADR, Series A	300	7,590
Embotelladora Andina SA, ADR, Series B	1,594	49,892
Empresa Electrica del Norte Grande SA	138,110	319,825
Empresa Nacional de Electricidad SA	1,185,047	1,831,791
Empresa Nacional de Electricidad SA, ADR (L)	18,202	862,047
Empresa Nacional de Telecomunicaciones SA	70,975	1,261,869
Empresas CMPC SA	668,839	2,484,370
Empresas Copec SA	299,947	4,061,383
Empresas Iansa SA	4,708,478	332,481
Empresas La Polar SA (I)	316,714	232,833
Enersis SA, ADR	169,382	2,913,370
Forus SA	1,477	5,686
Gasco SA	221,878	1,416,517
Grupo Security SA	593,749	203,315
Inversiones Aguas Metropolitanas SA	898,126	1,390,019
Lan Airlines SA	4,699	118,725
Lan Airlines SA, ADR (L)	52,595	1,319,083
Madeco SA	9,113,966	339,415
Masisa SA	3,828,010	377,691
Molibdenos Y Metales SA	7,311	107,565
Multiexport Foods SA	27,522	5,804
Parque Arauco Saparque Arauco SA	44,446	77,387
Paz Corp. SA	115,321	56,668
Ripley Corp. SA	641,294	587,450
SACI Falabella	132,388	1,189,674
Salfacorp SA	66,565	145,518
Sigdo Koppers SA	180,777	384,706
Sociedad Matriz SAAM SA	10,891,677	1,127,096
Sociedad Quimica y Minera de Chile SA, ADR (L)	28,039	1,457,187
Socovesa SA	678,810	305,983
Sonda SA	232,750	630,303
Vina Concha Y Toro SA	92,215	159,706
Vina San Pedro Tarapaca SA	16,312,632	104,143

China 9.6%		190,178,261

361 Degrees International, Ltd. (L)	193,000	49,644
Agile Property Holdings, Ltd.	844,000	970,522
Agricultural Bank of China, Ltd., H Shares	3,671,000	1,485,952
Air China, Ltd., H Shares (I)	640,000	393,986

4

Emerging Markets Fund
As of 5-31-12 (Unaudited)

	Shares	Value

China (continued)

Ajisen China Holdings, Ltd.	546,000	$447,982
Alibaba.com, Ltd. (I)	719,500	1,243,552
Aluminum Corp. of China, Ltd., ADR (I)(L)	37,554	400,326
Aluminum Corp. of China, Ltd., H Shares (I)(L)	232,000	99,435
Angang Steel Company, Ltd., H Shares (I)(L)	1,210,000	688,691
Anhui Conch Cement Company, Ltd., H Shares	396,000	1,212,913
Anhui Expressway Company, Ltd., H Shares	202,000	89,165
Anhui Tianda Oil Pipe Company, Ltd., H Shares	462,000	74,307
Anta Sports Products, Ltd. (L)	621,000	508,803
Anton Oilfield Services Group	1,466,000	226,404
Asia Cement China Holdings Corp.	610,000	254,680
Bank of China, Ltd., H Shares	32,504,075	12,410,836
Bank of Communications Company, Ltd., H Shares	3,532,858	2,283,484
Baoye Group Company, Ltd., H Shares (I)	478,000	246,076
Bawang International Group Holding, Ltd. (I)	792,000	69,943
BBMG Corp., H Shares	276,500	219,087
Beijing Capital Land, Ltd., H Shares	1,240,000	314,785
Beijing Datang Power Generation Company, Ltd., H Shares	572,000	198,470
Beijing Jingkelong Company, Ltd., H Shares	34,000	25,375
Beijing North Star Company, H Shares	1,030,000	188,714
Biostime International Holdings, Ltd.	3,500	8,797
BYD Company, Ltd., H Shares (I)(L)	189,500	384,238
BYD Electronic International Company, Ltd.	1,060,983	276,342
Catic Shenzhen Holdings, Ltd., H Shares	140,000	53,359
Chaowei Power Holdings, Ltd.	83,000	40,434
China Aoyuan Property Group, Ltd.	1,766,000	221,007
China BlueChemical, Ltd., H Shares	1,596,000	1,112,711
China Citic Bank Corp., Ltd., H Shares	6,346,962	3,278,577
China Coal Energy Company, Ltd., H Shares	4,250,000	3,930,246
China Communications Construction Company, Ltd., H Shares	3,946,202	3,700,105
China Communications Services Corp., Ltd., H Shares (I)	2,699,200	1,347,310
China Construction Bank Corp., H Shares	16,236,000	11,291,966
China COSCO Holdings Company, Ltd., H Shares (I)(L)	640,000	304,166
China Dongxiang Group Company	901,000	114,737
China Eastern Airlines Corp., Ltd., ADR (I)	1,037	14,788
China Eastern Airlines Corp., Ltd., H Shares (I)	458,000	128,992
China Huiyuan Juice Group, Ltd. (I)	832,500	258,836
China Liansu Group Holdings, Ltd.	215,000	112,403
China Life Insurance Company, Ltd., ADR (L)	99,654	3,509,814
China Life Insurance Company, Ltd., H Shares	698,000	1,646,864
China Lilang, Ltd.	322,000	240,457
China Longyuan Power Group Corp., H Shares	519,000	315,598
China Medical System Holdings, Ltd.	568,800	241,437
China Merchants Bank Company, Ltd., H Shares	1,184,500	2,288,330
China Minsheng Banking Corp., Ltd., H Shares (I)	3,496,500	3,323,774
China Molybdenum Company, Ltd., H Shares (I)(L)	1,743,000	660,673
China National Building Material Company, Ltd., H Shares	972,000	1,175,017
China National Materials Company, Ltd., H Shares	131,000	43,421
China Nickel Resources Holding Company, Ltd. (I)	878,000	58,596
China Oilfield Services, Ltd., H Shares (I)	506,000	696,907
China Pacific Insurance Group Company, Ltd., H Shares	537,400	1,591,181
China Petroleum & Chemical Corp., ADR (L)	121,770	10,869,190
China Qinfa Group, Ltd. (I)	944,000	150,922
China Railway Construction Corp., H Shares	1,822,335	1,414,484
China Railway Group, Ltd., H Shares	842,000	323,293
China Rare Earth Holdings, Ltd.	1,272,000	294,043
China Shanshui Cement Group, Ltd.	1,066,000	842,953

5

Emerging Markets Fund
As of 5-31-12 (Unaudited)

	Shares	Value

China (continued)

China Shenhua Energy Company, Ltd., H Shares	1,013,500	$3,549,381
China Shineway Pharmaceutical Group, Ltd.	183,000	279,690
China Shipping Container Lines Company, Ltd., H Shares (I)(L)	3,759,850	941,227
China Shipping Development Company, Ltd., H Shares	1,410,000	766,455
China Singyes Solar Technologies Holdings, Ltd.	100,800	44,714
China Southern Airlines Company, Ltd., ADR	1,402	30,031
China Southern Airlines Company, Ltd., H Shares	454,000	194,917
China Sunshine Paper Holdings Company, Ltd.	41,500	3,452
China Telecom Corp., Ltd., ADR	5,800	264,770
China Telecom Corp., Ltd., H Shares	2,044,000	941,395
China Wireless Technologies, Ltd.	532,000	83,252
China Yurun Food Group, Ltd. (L)	395,000	405,706
China ZhengTong Auto Services Holdings, Ltd. (I)	419,000	263,992
China Zhongwang Holdings, Ltd. (I)(L)	2,253,400	881,070
Chinasoft International, Ltd. (I)	480,000	125,092
Chongqing Iron & Steel Company, Ltd., H Shares (I)	834,000	135,390
Chongqing Machinery & Electric Company, Ltd., H Shares (I)	1,100,000	188,111
CNOOC, Ltd.	3,800,000	6,836,137
CNOOC, Ltd., ADR (L)	15,118	2,711,413
Country Garden Holdings Company (I)	7,552,463	2,813,801
CPMC Holdings, Ltd.	6,000	3,686
CSR Corp., Ltd., H Shares	604,000	463,386
Dalian Port PDA Company, Ltd., H Shares (I)	1,186,621	258,095
Daphne International Holdings, Ltd.	618,000	667,369
Dongfang Electric Corp. Ltd., H Shares	147,800	346,313
Dongfeng Motor Group Company, Ltd., H Shares (I)	910,000	1,534,072
Dongjiang Environmental Company, Ltd., H Shares (I)	16,000	64,960
Dongyue Group (L)	822,000	535,464
ENN Energy Holdings, Ltd. (I)	216,000	828,098
Evergrande Real Estate Group, Ltd. (L)	1,577,000	864,105
Evertop Wire Cable Corp., H Shares (I)	420,000	882,660
First Tractor Company, H Shares (I)	712,750	632,448
Fosun International, Ltd.	1,805,059	971,009
Golden Eagle Retail Group, Ltd.	229,000	499,436
Great Wall Motor Company, Ltd., H Shares	1,580,000	3,229,221
Great Wall Technology Company, Ltd., H Shares (I)	648,000	132,723
Greentown China Holdings, Ltd. (L)	906,500	568,786
Guangshen Railway Company, Ltd., ADR (L)	39,922	637,954
Guangzhou Automobile Group Company, Ltd., H Shares (I)	1,412,857	1,190,647
Guangzhou Pharmaceutical Company, Ltd., H Shares	276,000	451,611
Guangzhou R&F Properties Company, Ltd., H Shares (L)	1,032,599	1,370,464
Guangzhou Shipyard International Company, Ltd., H Shares (I)	126,000	89,550
Hainan Meilan International Airport Company, Ltd., H Shares	163,000	95,900
Haitian International Holdings, Ltd.	183,000	189,886
Harbin Power Equipment Company, Ltd., H Shares	952,000	922,508
Hengan International Group Company, Ltd.	320,500	3,055,721
Hidili Industry International Development, Ltd. (I)(L)	1,491,000	455,926
Hisense Kelon Electrical Holdings Company, Ltd., H Shares (I)	173,000	35,701
Honghua Group, Ltd.	1,510,000	252,415
Huadian Power International Corp., H Shares (I)	420,000	92,059
Huaneng Power International, Inc. (I)	4,400	110,264
Huaneng Power International, Inc., H Shares (I)	418,000	260,883
Hunan Non Ferrous Metal Corp., Ltd., H Shares (I)	2,694,000	799,184
Industrial & Commercial Bank of China, H Shares	16,412,000	10,022,553
International Taifeng Holdings, Ltd.	46,000	11,812
Intime Department Store Group Company, Ltd.	733,500	765,404
Jiangsu Expressway, Ltd., H Shares (I)	326,000	305,774

6

Emerging Markets Fund
As of 5-31-12 (Unaudited)

	Shares	Value

China (continued)

Jingwei Textile Machinery Company, Ltd., H Shares	212,000	$119,290
Kaisa Group Holdings, Ltd. (I)	118,000	21,533
Kasen International Holdings, Ltd.	240,000	28,757
Kingdee International Software Group Company, Ltd. (I)(L)	1,960,000	321,504
Kingsoft Corp., Ltd.	331,000	152,720
Lenovo Group, Ltd.	3,542,000	3,015,689
Li Ning Company, Ltd.	779,000	693,578
Lianhua Supermarket Holdings Company, Ltd., H Shares	255,200	290,463
Lingbao Gold Company, Ltd., H Shares	446,000	211,258
Longfor Properties Company, Ltd.	475,000	735,208
Maanshan Iron & Steel Company, Ltd., H Shares (I)(L)	2,014,000	483,896
Maoye International Holdings, Ltd.	866,000	173,162
Metallurgical Corp. of China, Ltd., H Shares (I)	302,000	66,324
Microport Scientific Corp. (I)	47,000	20,541
MIE Holdings Corp.	302,000	75,624
NVC Lighting Holdings, Ltd.	1,230,000	281,224
Pacific Online, Ltd.	209,000	74,113
Parkson Retail Group, Ltd.	520,500	511,579
PCD Stores Group, Ltd.	1,488,000	151,093
PetroChina Company, Ltd., ADR (L)	29,667	3,740,119
PetroChina Company, Ltd., H Shares	2,760,000	3,461,981
PICC Property & Casualty Company, Ltd., H Shares	836,000	925,736
Ping An Insurance Group Company, H Shares	516,000	3,787,886
Powerlong Real Estate Holdings, Ltd.	264,000	39,216
Qunxing Paper Holdings Company, Ltd. (I)	969,268	257,754
Regent Manner International, Ltd.	503,000	93,172
Renhe Commercial Holdings Company, Ltd.	256,000	12,550
Sany Heavy Equipment International Holdings Company, Ltd.	638,000	385,452
Scud Group, Ltd.	306,000	20,918
Semiconductor Manufacturing International Corp., ADR (I)	263,599	427,030
Semiconductor Manufacturing International Corp. (I)	16,250,000	544,809
Shandong Chenming Paper Holdings, Ltd., H Shares	225,584	99,256
Shandong Molong Petroleum Machinery Company, Ltd., H Shares	107,200	68,621
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	716,000	724,171
Shandong Xinhua Pharmaceutical Company, Ltd., H Shares (I)	206,000	48,625
Shanghai Electric Group Company, Ltd., H Shares	1,068,000	484,642
Shanghai Jin Jiang International Hotels Group Company, Ltd., H Shares (I)	1,562,000	203,069
Shanghai Prime Machinery Company, Ltd., H Shares (I)	1,148,000	174,733
Shenguan Holdings Group, Ltd.	726,000	408,911
Shenzhen Expressway Company, Ltd., H Shares	208,000	79,511
Shenzhou International Group Holdings, Ltd.	85,000	152,164
Shui On Land, Ltd. (L)	3,514,003	1,368,754
Sichuan Expressway Company, Ltd., H Shares	244,000	85,911
Sichuan Xinhua Winshare Chainstore Company, Ltd., H Shares	583,650	247,093
Sihuan Pharmaceutical Holdings Group, Ltd.	886,000	304,288
Silver Base Group Holdings, Ltd.	506,000	238,274
Sino-Ocean Land Holdings, Ltd.	3,667,139	1,488,535
SinoCom Software Group, Ltd.	157,000	21,731
Sinopec Shanghai Petrochemical Company, Ltd., ADR	1,587	45,452
Sinopec Shanghai Petrochemical Company, Ltd., H Shares	836,000	242,955
Sinopec Yizheng Chemical Fibre Company, Ltd., H Shares (I)	608,000	124,764
Sinopharm Group Company, Ltd., H Shares	339,600	773,463
Sinotrans, Ltd., H Shares	2,156,574	378,380
Sinotruk Hong Kong, Ltd.	1,000,055	553,131
Soho China, Ltd.	2,288,000	1,554,342
SPG Land Holdings, Ltd. (I)	397,925	79,315
Sunny Optical Technology Group Company, Ltd.	322,000	99,648

7

Emerging Markets Fund
As of 5-31-12 (Unaudited)

	Shares	Value

China (continued)

Tech Pro Technology Development, Ltd. (I)	588,000	$231,868
Tencent Holdings, Ltd.	377,200	10,345,302
Tian Shan Development Holdings, Ltd.	22,000	4,908
Tiangong International Company, Ltd.	1,007,564	211,156
Tianjin Capital Environmental Protection Group Company, Ltd., H Shares	90,000	22,056
Tianneng Power International, Ltd.	948,700	508,864
Tingyi (Cayman Islands) Holding Corp.	756,000	1,791,392
Tong Ren Tang Technologies Company, Ltd., H Shares	108,000	157,382
Trauson Holdings Company, Ltd.	40,000	13,266
Travelsky Technology, Ltd., H Shares	1,415,500	759,765
Tsingtao Brewery Company, Ltd., H Shares (I)	130,000	815,442
Uni-President China Holdings, Ltd. (L)	437,000	387,635
Want Want China Holdings, Ltd.	1,758,000	2,008,062
Weichai Power Company, Ltd., H Shares (I)(L)	169,000	744,699
Weiqiao Textile Company, H Shares	583,500	241,328
West China Cement, Ltd.	1,352,000	307,334
Wumart Stores, Inc., H Shares (I)	142,000	313,311
Wuyi International Pharmaceutical Company, Ltd.	427,500	21,994
Xiamen International Port Company, Ltd., H Shares	1,056,662	122,357
Xingda International Holdings, Ltd.	1,029,000	370,229
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares (I)	136,200	58,800
Xinjiang Xinxin Mining Industry Company, Ltd., H Shares	1,037,000	243,438
Xiwang Sugar Holdings Company, Ltd.	593,020	64,787
XTEP International Holdings	89,000	35,828
Yanzhou Coal Mining Company, Ltd., ADR (I)(L)	52,903	881,364
Yanzhou Coal Mining Company, Ltd., H Shares (I)	136,000	228,055
Zhaojin Mining Industry Company, Ltd., H Shares	420,500	495,026
Zhejiang Expressway Company, Ltd., H Shares	426,000	292,656
Zhejiang Glass Company, Ltd., H Shares (I)	172,000	0
Zhong An Real Estate, Ltd. (I)	793,200	96,536
Zhongsheng Group Holdings, Ltd.	170,500	274,254
Zhuzhou CSR Times Electric Company, Ltd., H Shares	159,000	460,714
Zijin Mining Group Company, Ltd., H Shares	1,823,000	571,590
ZTE Corp., H Shares (L)	249,200	495,802

Colombia 0.2%		4,643,489

BanColombia SA, ADR (L)	27,362	1,620,104
Ecopetrol SA, ADR (L)	50,762	3,023,385

Czech Republic 0.4%		7,156,490

CEZ AS (I)	63,279	2,236,391
Fortuna Entertainment Group NV	1,276	5,800
Komercni Banka AS	2,744	409,027
Pegas Nonwovens SA	29,627	601,570
Philip Morris CR AS	293	157,633
Telefonica O2 Czech Republic AS	100,542	1,837,199
Unipetrol AS (I)	234,248	1,908,870

Egypt 0.0%		799,838

Commercial International Bank Egypt SAE	38,036	152,091
Orascom Construction Industries	15,783	641,741
Orascom Telecom Holding SAE (I)	2,415	6,006

Hong Kong 5.3%		105,043,514

AMVIG Holdings, Ltd.	675,333	304,239
Anxin-China Holdings, Ltd.	940,000	178,776
Asia Energy Logistics Group, Ltd. (I)	1,880,000	29,487

8

Emerging Markets Fund
As of 5-31-12 (Unaudited)

	Shares	Value

Hong Kong (continued)

Asian Citrus Holdings, Ltd.	27,000	$13,485
Asian Union New Media Group, Ltd. (I)	2,433,125	25,094
Avic International Holding HK, Ltd. (I)	4,532,000	108,225
AviChina Industry & Technology Company, Ltd., H Shares	784,000	303,414
Beijing Capital International Airport Company, Ltd., H Shares	2,564,415	1,610,192
Beijing Development Hong Kong, Ltd. (I)	482,000	82,981
Beijing Enterprises Holdings, Ltd.	561,430	3,214,929
Beijing Enterprises Water Group, Ltd.	1,658,000	343,115
Belle International Holdings, Ltd.	1,451,000	2,313,549
Bosideng International Holdings, Ltd.	1,652,000	374,065
Brilliance China Automotive Holdings, Ltd. (I)	2,906,000	2,860,640
C C Land Holdings, Ltd.	440,039	101,739
Central China Real Estate, Ltd.	887,538	228,165
Centron Telecom International Holdings, Ltd.	330,569	39,022
CGN Mining Company, Ltd. (I)	835,000	98,758
Chaoda Modern Agriculture Holdings, Ltd. (I)(L)	5,797,312	347,836
China Aerospace International Holdings, Ltd.	2,914,755	232,160
China Agri-Industries Holdings, Ltd.	1,782,000	1,284,835
China Chengtong Development Group, Ltd. (I)	2,031,216	75,732
China Energine International Holdings, Ltd. (I)	2,025,589	60,665
China Everbright International, Ltd.	659,000	296,098
China Everbright, Ltd.	937,000	1,219,105
China Foods, Ltd.	380,000	350,508
China Gas Holdings, Ltd.	932,000	456,416
China Grand Forestry Green Resources Group, Ltd. (I)	427,090	33,356
China Green Holdings, Ltd. (L)	588,000	119,887
China Haidian Holdings, Ltd.	2,601,800	297,537
China High Precision Automation Group, Ltd.	74,000	25,599
China Lumena New Materials Corp. (L)	744,000	132,917
China Mengniu Dairy Company, Ltd. (I)	628,000	1,733,439
China Merchants Holdings International Company, Ltd.	1,771,518	5,363,153
China Metal Recycling Holdings, Ltd. (L)	358,200	326,391
China Mining Resources Group, Ltd. (I)	8,324,000	121,189
China Mobile, Ltd.	128,000	1,296,153
China Mobile, Ltd., ADR (L)	297,443	15,089,283
China Ocean Resources Company, Ltd.	8,700	26,930
China Oil and Gas Group, Ltd. (I)	3,168,219	293,297
China Overseas Grand Oceans Group, Ltd.	248,000	327,674
China Overseas Land & Investment, Ltd.	1,044,000	2,181,925
China Pharmaceutical Group, Ltd. (I)	1,192,000	207,044
China Power International Development, Ltd.	655,000	136,484
China Power New Energy Development Company, Ltd. (I)	920,000	40,950
China Precious Metal Resources Holdings Company, Ltd. (I)	780,000	137,539
China Properties Group, Ltd. (I)	920,000	302,323
China Resource Power Holdings, Ltd.	324,000	588,767
China Resources Cement Holdings, Ltd.	702,000	509,724
China Resources Enterprises, Ltd.	780,000	2,475,677
China Resources Gas Group, Ltd.	390,000	743,028
China Resources Land, Ltd.	522,000	980,562
China South City Holdings Ltd.	1,038,000	122,833
China Starch Holdings, Ltd. (I)	2,630,000	84,893
China State Construction International Holdings, Ltd.	625,200	580,403
China Taiping Insurance Holdings Company, Ltd. (I)	276,400	459,807
China Tianyi Holdings, Ltd. (I)	28,000	4,741
China Travel International Investment Hong Kong, Ltd.	4,084,000	761,597
China Unicom Hong Kong, Ltd., ADR (L)	580,041	7,969,763
China Water Affairs Group, Ltd.	406,000	102,611

9

Emerging Markets Fund
As of 5-31-12 (Unaudited)

	Shares	Value

Hong Kong (continued)

ChinaVision Media Group, Ltd. (I)	460,000	$17,196
CIMC Enric Holdings, Ltd.	96,000	51,825
Citic 21CN Company, Ltd. (I)	1,034,000	52,482
Citic Pacific, Ltd.	1,368,923	2,113,738
Citic Resources Holdings, Ltd. (I)	3,570,000	555,116
Clear Media, Ltd.	57,000	29,766
Coastal Greenland, Ltd. (I)	2,124,000	62,600
Comba Telecom Systems Holdings, Ltd.	685,500	309,431
Cosco International Holdings, Ltd.	975,040	387,397
COSCO Pacific, Ltd.	1,798,000	2,220,479
Coslight Technology International Group, Ltd. (I)	190,000	53,799
CP Pokphand Company	2,748,000	357,837
DaChan Food Asia, Ltd.	655,000	117,348
Dah Chong Hong Holdings, Ltd.	316,000	300,837
Dawnrays Pharmaceutical Holdings, Ltd.	80,000	18,766
DBA Telecommunication Asia Holdings, Ltd.	12,000	7,257
Digital China Holdings, Ltd.	433,000	699,422
Dynasty Fine Wines Group, Ltd.	242,000	40,781
Embry Holdings, Ltd.	80,000	40,123
Extrawell Pharmaceutical Holdings, Ltd. (I)	1,310,000	67,384
Franshion Properties China, Ltd. (I)	4,998,000	1,446,302
GCL-Poly Energy Holdings, Ltd. (L)	2,392,000	574,443
Geely Automobile Holdings Company, Ltd. (L)	2,265,000	820,333
Global Bio-Chem Technology Group Company, Ltd.	2,837,200	485,252
Global Sweeteners Holdings, Ltd. (I)	444,000	28,666
Glorious Property Holdings, Ltd. (I)	411,000	55,703
Goldbond Group Holdings, Ltd.	100,000	4,502
Golden Meditech Holdings, Ltd. (I)	2,448,000	251,499
Goldlion Holdings, Ltd.	345,000	135,175
GOME Electrical Appliances Holdings, Ltd. (L)	3,511,000	548,376
Good Friend International Holdings, Inc.	42,000	19,506
Goodtop Tin International Holdings, Ltd (I)	1,290,000	106,222
Guangdong Investment, Ltd.	708,000	464,651
Haier Electronics Group Company, Ltd. (I)	341,000	399,497
Heng Tai Consumables Group, Ltd. (I)	6,885,525	165,845
Hengdeli Holdings, Ltd.	1,312,000	382,929
Hi Sun Technology China, Ltd. (I)	126,000	14,782
HKC Holdings, Ltd.	3,725,423	167,826
Hong Kong Energy Holdings, Ltd. (I)	319,027	8,233
Hopewell Highway Infrastructure, Ltd., GDR	165,000	77,330
Hopson Development Holdings, Ltd. (I)(L)	878,000	473,037
Hua Han Bio-Pharmaceutical Holdings, Ltd., H Shares	1,199,040	205,126
Huabao International Holdings, Ltd. (L)	1,225,000	518,169
Huscoke Resources Holdings, Ltd. (I)	1,804,200	23,669
Inspur International, Ltd.	4,415,000	132,324
Interchina Holdings Company (I)	515,000	30,454
Ju Teng International Holdings, Ltd.	1,151,722	258,778
Kai Yuan Holdings, Ltd. (I)	10,020,000	266,146
Kingboard Chemical Holdings, Ltd.	664,290	1,426,418
Kingway Brewery Holdings, Ltd.	988,000	338,253
Kunlun Energy Company, Ltd.	1,012,000	1,730,852
KWG Property Holding, Ltd. (L)	1,533,012	920,477
Lai Fung Holdings, Ltd.	4,457,000	74,143
Le Saunda Holdings	78,000	22,558
Lee & Man Paper Manufacturing, Ltd.	87,000	37,771
Lijun International Pharmaceutical Holding, Ltd.	495,000	120,947
LK Technology Holdings, Ltd.	40,000	8,991

10

Emerging Markets Fund
As of 5-31-12 (Unaudited)

	Shares	Value

Hong Kong (continued)

Lonking Holdings, Ltd.	1,240,000	$383,810
Loudong General Nice Resources China Holdings, Ltd. (I)	2,370,000	161,836
Magic Holdings International, Ltd.	79,000	27,611
MIN XIN Holdings, Ltd. (I)	188,000	96,823
Mingfa Group International Company, Ltd.	325,000	87,390
Minmetals Land, Ltd.	1,810,000	218,805
Minmetals Resources, Ltd. (I)(L)	1,240,000	533,924
Nan Hai Corp., Ltd. (I)	28,150,000	87,117
Neo-China Land Group Holdings, Ltd. (I)	1,049,500	199,764
NetDragon Websoft, Inc.	282,000	181,140
New World China Land, Ltd.	3,655,230	1,292,937
New World Department Store China, Ltd.	113,000	63,552
Nine Dragons Paper Holdings, Ltd.	445,000	280,133
PetroAsian Energy Holdings, Ltd. (I)	3,920,000	98,071
Phoenix Satellite Television Holdings, Ltd.	604,000	166,210
Poly Hong Kong Investment, Ltd. (I)(L)	2,759,944	1,343,390
Ports Design, Ltd.	242,500	238,663
Pou Sheng International Holdings, Ltd. (I)	2,224,000	180,206
Prosperity International Holdings HK, Ltd.	1,460,000	64,024
Qin Jia Yuan Media Services Company, Ltd.	1,307,880	14,614
Qingling Motors Company, Ltd., H Shares	948,000	255,661
REXLot Holdings, Ltd.	9,200,000	709,239
Road King Infrastructure, Ltd.	93,000	54,968
Samson Holding, Ltd.	1,383,915	160,124
Shanghai Industrial Holdings, Ltd.	601,041	1,677,381
Shanghai Zendai Property, Ltd. (I)	4,865,000	73,583
Shenzhen International Holdings, Ltd.	13,027,500	796,070
Shenzhen Investment, Ltd.	3,034,000	682,718
Shimao Property Holdings, Ltd., GDR (L)	1,742,000	2,318,457
Shougang Concord Century Holdings, Ltd. (I)	1,102,000	39,540
Shougang Concord International Enterprises Company, Ltd. (I)	6,444,000	289,822
Shougang Fushan Resources Group, Ltd.	4,078,000	1,331,409
Silver Grant International, Ltd.	2,182,334	426,786
Sim Technology Group, Ltd.	1,114,000	66,867
Sino Biopharmaceutical	2,340,000	712,656
Sino Prosper State Gold Resources Holdings, Ltd. (I)	438,000	22,596
Sino Union Petroleum & Chemical International, Ltd. (I)	5,462,273	435,811
Sinofert Holdings, Ltd. (I)	2,892,000	498,081
Sinolink Worldwide Holdings, Ltd. (I)	2,918,000	191,998
Sinomedia Holding, Ltd.	228,000	88,908
Sinopec Kantons Holdings, Ltd. (L)	1,240,000	855,127
Sinotrans Shipping, Ltd.	2,137,000	502,765
Skyworth Digital Holdings, Ltd. (L)	1,330,761	596,581
Solargiga Energy Holdings, Ltd.	997,000	68,208
Sparkle Roll Group, Ltd.	600,000	40,064
SRE Group, Ltd. (I)	4,074,000	164,420
TAK Sing Alliance Holdings, Ltd.	734,000	77,158
TCC International Holdings, Ltd.	1,253,417	339,192
TCL Communication Technology Holdings, Ltd.	219,000	77,383
TCL Multimedia Technology Holdings, Ltd.	761,200	453,042
Tian An China Investment, Ltd.	976,000	464,369
Tianjin Development Holdings, Ltd. (I)	156,000	74,843
Tomson Group, Ltd.	851,443	159,904
Towngas China Company, Ltd.	188,000	130,154
TPV Technology, Ltd.	1,276,588	290,972
Truly International Holdings, Ltd.	1,751,000	248,513
United Energy Group, Ltd. (I)	1,846,000	273,321

11

Emerging Markets Fund
As of 5-31-12 (Unaudited)

	Shares	Value

Hong Kong (continued)

United Gene High-tech Group, Ltd. (I)	2,090,000	$9,990
Vinda International Holdings, Ltd.	312,000	510,276
Vodone, Ltd. (L)	897,600	88,295
Wasion Group Holdings, Ltd.	710,000	265,708
Welling Holding, Ltd.	286,000	44,859
Winteam Pharmaceutical Group, Ltd.	46,000	7,937
Yingde Gases Group Company (I)	481,000	446,820
Yip's Chemical Holdings, Ltd.	218,000	169,493
Yorkey Optical International Cayman, Ltd.	44,000	5,049
Yuexiu Property Company, Ltd.	6,895,200	1,656,975
Yuexiu Transport Infrastructure, Ltd.	190,000	89,926

Hungary 0.3%		5,977,501

Danubius Hotel and Spa PLC (I)	951	10,381
EGIS Pharmaceuticals PLC	12,458	697,287
Fotex Holding SE (I)	40,877	30,327
Magyar Telekom Telecommunications PLC	114,800	201,075
MOL Hungarian Oil and Gas PLC (L)	14,280	881,725
OTP Bank PLC (L)	229,203	3,166,486
PannErgy (I)	2,974	7,307
Richter Gedeon Nyrt	6,691	982,913

India 7.6%		150,206,092

3M India, Ltd. (I)	27	1,709
Aban Offshore, Ltd.	21,138	134,664
ABB, Ltd.	32,944	430,350
ABG Shipyard, Ltd.	16,236	109,205
ACC, Ltd.	18,840	382,805
Adani Enterprises, Ltd.	54,396	248,555
Adani Power, Ltd. (I)	180,994	152,894
Aditya Birla Nuvo, Ltd.	50,286	679,952
Ador Welding, Ltd.	2,491	5,815
Agro Tech Foods, Ltd.	963	7,910
AIA Engineering, Ltd.	27	180
Akzo Nobel India, Ltd.	3,040	47,326
Alembic Pharmaceuticals, Ltd. (I)	38,000	33,473
Alembic, Ltd. (I)	32,798	9,176
Allahabad Bank	97,853	225,508
Alok Industries, Ltd.	487,315	161,726
Alstom Projects India, Ltd.	11,134	68,115
Amara Raja Batteries, Ltd.	7,441	39,988
Ambuja Cements, Ltd.	232,437	621,714
Amtek Auto, Ltd.	149,007	262,674
Anant Raj Industries, Ltd.	151,998	124,229
Andhra Bank	157,627	305,546
Ansal Properties & Infrastructure, Ltd.	83,467	39,318
Apollo Hospitals Enterprise, Ltd.	44,250	526,863
Apollo Tyres, Ltd.	77,864	120,240
Areva T&D India, Ltd. (I)	25,124	75,744
Arvind, Ltd. (I)	144,398	198,078
Ashapura Minechem, Ltd. (I)	5,400	956
Ashok Leyland, Ltd.	1,368,930	603,667
Asian Paints, Ltd.	11,884	834,787
Aurobindo Pharma, Ltd.	10,277	20,071
Avaya Global Connect, Ltd.	148	578
Axis Bank, Ltd. (I)	58,376	1,014,193
Axis Bank, Ltd., GDR	95	1,633

12

Emerging Markets Fund
As of 5-31-12 (Unaudited)

	Shares	Value

India (continued)

Bajaj Auto Finance, Ltd.	15,115	$225,716
Bajaj Auto, Ltd.	28,118	755,830
Bajaj Electricals, Ltd.	6,141	19,807
Bajaj Finserv, Ltd.	24,676	287,718
Bajaj Hindusthan, Ltd.	266,322	120,340
Bajaj Holdings and Investment, Ltd.	41,862	587,440
Balaji Telefilms, Ltd.	11,528	7,472
Balkrishna Industries, Ltd.	16,580	78,673
Ballarpur Industries, Ltd.	487,134	194,510
Balmer Lawrie & Company, Ltd.	7,980	82,071
Balrampur Chini Mills, Ltd.	160,224	141,489
Bank of Baroda	60,660	808,705
Bank of India	128,328	767,643
Bank of Maharashtra	218,538	198,751
BASF India, Ltd.	2,895	29,545
Bata India, Ltd.	11,358	176,760
BEML, Ltd.	19,471	148,957
Berger Paints India, Ltd.	45,559	112,981
BGR Energy Systems, Ltd.	13,163	67,239
Bharat Electronics, Ltd.	7,257	160,273
Bharat Forge, Ltd.	38,277	211,261
Bharat Heavy Electricals, Ltd.	256,990	962,336
Bharat Petroleum Corp., Ltd.	12,709	158,841
Bharti Airtel, Ltd. (I)	276,897	1,479,460
Bhushan Steel, Ltd.	17,841	139,214
Biocon, Ltd.	18,333	72,057
Birla Corp., Ltd.	41,760	177,890
Bl Kashyap & Sons, Ltd.	33,652	5,133
Blue Dart Express, Ltd.	1,817	64,058
Blue Star, Ltd.	874	2,550
Bombay Rayon Fashions, Ltd.	15,869	71,214
Bosch, Ltd.	2,734	419,454
Brigade Enterprises, Ltd.	22,407	19,351
Britannia Industries, Ltd.	21,988	209,503
Cadila Healthcare, Ltd.	23,683	306,555
Cairn India, Ltd. (I)	390,981	2,300,157
Canara Bank	91,968	646,891
Carborundum Universal, Ltd.	2,776	7,266
Central Bank of India	314,027	425,445
Century Textile & Industries, Ltd.	32,699	158,750
Cesc, Ltd.	19,419	93,589
Chambal Fertilizers & Chemicals, Ltd.	224,870	287,698
Chennai Petroleum Corp., Ltd.	5,582	13,124
Cholamandalam DBS Finance, Ltd.	8,951	26,915
Cipla, Ltd.	122,586	671,263
City Union Bank, Ltd.	128,137	104,788
Clariant Chemicals India, Ltd.	2,333	24,724
CMC, Ltd. (I)	2,312	35,225
Colgate-Palmolive India, Ltd.	16,631	354,432
Container Corp of India	7,253	112,557
Core Projects & Technologies, Ltd.	10,943	55,836
Coromandel International, Ltd.	33,351	152,833
Corporation Bank	30,114	224,045
Cranes Software International, Ltd. (I)	3,000	136
CRISIL, Ltd.	8,772	165,609
Crompton Greaves, Ltd.	37,537	74,954
Cummins India, Ltd.	33,341	251,596

13

Emerging Markets Fund
As of 5-31-12 (Unaudited)

	Shares	Value

India (continued)

Dabur India, Ltd.	236,777	$436,541
Dalmia Bharat Enterprises, Ltd.	18,693	33,862
Dalmia Bharat Sugar & Industries, Ltd.	18,693	4,231
DB Corp., Ltd.	2,679	9,359
DCM Shriram Consolidated, Ltd.	26,804	22,093
Deepak Fertilizers & Petrochemicals Corp., Ltd.	44,612	104,739
Development Credit Bank, Ltd. (I)	184,559	125,867
Dhanlaxmi Bank, Ltd. (I)	65,879	62,949
Dish TV India, Ltd. (I)	197,900	202,963
Dishman Pharmaceuticals & Chemicals, Ltd.	25,451	22,796
Divi's Laboratories, Ltd.	20,648	343,113
DLF, Ltd.	407,900	1,342,767
Dr. Reddy's Laboratories, Ltd.	14,090	420,860
Dr. Reddy's Laboratories, Ltd., ADR (L)	18,324	539,275
Dredging Corp. of India, Ltd. (I)	15,333	69,453
Eclerx Services, Ltd.	4,262	46,943
Edelweiss Capital, Ltd.	221,050	130,209
Eicher Motors, Ltd.	8,358	342,829
EID Parry India, Ltd.	81,890	264,732
EIH, Ltd.	23,350	32,206
Elder Pharmaceuticals, Ltd.	8,295	42,678
Electrosteel Castings, Ltd.	93,708	27,883
Emami, Ltd.	17,624	153,757
Engineers India, Ltd.	25,988	102,085
Entertainment Network India, Ltd. (I)	2,857	11,014
Era Infra Engineering, Ltd.	6,249	15,783
Escorts, Ltd.	43,887	49,981
Essar Oil, Ltd. (I)	141,484	125,938
Essar Ports, Ltd. (I)	118,939	188,596
Essar Shipping, Ltd.	59,469	29,272
Essel Propack, Ltd.	89,057	55,012
Eveready Industries India, Ltd.	2,607	828
Everest Kanto Cylinder, Ltd.	53,022	25,998
Exide Industries, Ltd.	104,294	220,679
Federal Bank, Ltd.	161,367	1,203,532
Federal-Mogul Goetze India, Ltd. (I)	8,130	36,280
Financial Technologies India, Ltd.	4,036	43,259
Finolex Cables, Ltd.	89,396	58,173
Finolex Industries, Ltd.	64,689	66,414
Firstsource Solutions, Ltd. (I)	198,131	30,954
Fortis Healthcare, Ltd. (I)	99,267	173,756
Fresenius Kabi Oncology, Ltd. (I)	5,821	11,143
Future Capital Holdings, Ltd.	9,269	23,555
Future Mall Management, Ltd. (I)	40	19
GAIL India, Ltd.	89,346	510,512
GAIL India, Ltd., GDR	1,143	40,286
Gammon India, Ltd.	77,691	50,376
Ganesh Housing Corp. Ltd.	241	279
Gateway Distriparks, Ltd.	70,842	177,970
Geojit BNP Paribas Financial Services, Ltd.	135,780	40,005
Gic Housing Finance, Ltd.	25,033	38,087
Gillette India, Ltd.	165	7,307
Gitanjali Gems, Ltd.	50,394	271,019
GlaxoSmithKline Consumer Healthcare, Ltd.	5,261	260,768
GlaxoSmithKline Pharmaceuticals, Ltd.	9,366	334,552
Glenmark Pharmaceuticals, Ltd.	38,363	242,614
GMR Infrastructure, Ltd. (I)	187,633	68,747

14

Emerging Markets Fund
As of 5-31-12 (Unaudited)

	Shares	Value

India (continued)

Godfrey Philips India, Ltd.	379	$21,031
Godrej Consumer Products, Ltd.	48,992	491,652
Godrej Industries, Ltd.	16,932	77,700
Godrej Properties, Ltd.	2,593	26,461
Graphite India, Ltd.	80,822	128,542
Grasim Industries, Ltd.	31,208	1,378,378
Great Eastern Shipping Company, Ltd.	84,792	372,587
Grindwell Norton, Ltd.	43	186
Gujarat Alkalies & Chemicals, Ltd.	51,800	109,148
Gujarat Ambuja Exports, Ltd.	15,000	4,876
Gujarat Flourochemicals, Ltd.	32,948	239,450
Gujarat Gas Company, Ltd.	6,775	35,160
Gujarat Mineral Development Corp., Ltd.	28,269	89,995
Gujarat Narmada Valley Fertilizers Company, Ltd.	65,805	93,638
Gujarat State Fertilisers & Chemicals, Ltd.	41,832	324,505
Gujarat State Petronet, Ltd.	38,484	43,236
Gulf Oil Corp, Ltd.	44,106	56,060
Hathway Cable & Datacom, Ltd. (I)	1,527	4,418
Havells India, Ltd.	16,738	166,066
HBL Power Systems, Ltd.	104,569	26,932
HCL Infosystems, Ltd.	185,657	143,541
HCL Technologies, Ltd.	60,519	542,173
HDFC Bank, Ltd. (I)	480,606	4,337,873
HEG, Ltd.	17,873	61,249
Heidelbergcement India, Ltd. (I)	87,352	49,755
Hero Honda Motors, Ltd.	35,279	1,144,338
Hexa Tradex, Ltd.	42,642	29,234
Hexaware Technologies, Ltd.	327,232	685,175
Hikal, Ltd.	2,160	10,489
Himachal Futuristic Communications (I)	27,541	5,541
Himatsingka Seide, Ltd. (I)	4,000	2,140
Hindalco Industries, Ltd.	1,014,546	2,104,007
Hinduja Ventures, Ltd.	5,652	36,775
Hindustan Oil Exploration Company, Ltd. (I)	9,699	17,414
Hindustan Petroleum Corp., Ltd.	24,720	127,887
Hindustan Unilever, Ltd.	295,625	2,229,816
Hotel Leela Venture, Ltd.	161,732	93,524
Housing Development & Infrastructure, Ltd. (I)	335,502	403,672
Hsil, Ltd.	27,538	70,095
ICICI Bank, Ltd.	10,162	141,613
ICICI Bank, Ltd., ADR (L)	656,721	18,486,696
Idea Cellular, Ltd. (I)	1,096,879	1,479,520
IFCI, Ltd.	799,536	493,021
India Cements, Ltd.	309,375	416,083
India Glycols, Ltd.	14,305	31,601
India Infoline, Ltd.	254,359	227,762
Indiabulls Financial Services, Ltd.	341,835	1,390,951
Indiabulls Infrastructure and Power, Ltd.	1,398,736	192,928
Indiabulls Real Estate, Ltd.	474,148	447,266
Indiabulls Wholesale Services, Ltd. (I)	59,268	8,564
Indian Bank (I)	92,080	277,046
Indian Hotels Company, Ltd.	502,469	504,360
Indian Oil Corp., Ltd.	111,037	506,509
Indian Overseas Bank	198,424	284,400
Indo Rama Synthetics	20,354	8,390
Indraprastha Gas, Ltd.	7,107	24,519
Industrial Development Bank of India, Ltd.	211,610	322,967

15

Emerging Markets Fund
As of 5-31-12 (Unaudited)

	Shares	Value

India (continued)

Info Edge India, Ltd.	15	$190
Infomedia 18, Ltd. (I)	19,250	2,591
Infosys, Ltd.	21,383	935,758
Infosys, Ltd., ADR (L)	100,446	4,228,777
Infotech Enterprises, Ltd.	17,414	53,642
Infrastructure Development Finance Company, Ltd.	666,009	1,467,027
ING Vysya Bank, Ltd.	77,939	449,983
Ingersoll-Rand India, Ltd.	9,856	80,810
Ipca Laboratories, Ltd.	7,718	46,455
IRB Infrastructure Developers, Ltd.	20,010	39,927
ISMT, Ltd.	54,250	22,778
Ispat Industries, Ltd. (I)	585,760	104,050
ITC, Ltd.	807,606	3,316,919
IVRCL Assets & Holdings, Ltd. (I)	19,557	10,558
IVRCL Infrastructures & Projects, Ltd.	344,812	249,618
Jagran Prakashan, Ltd.	14,178	23,734
Jain Irrigation Systems, Ltd.	59,847	76,490
Jain Irrigation Systems, Ltd., DVR	2,992	1,892
Jaiprakash Power Ventures, Ltd. (I)	155,176	98,517
Jammu & Kashmir Bank, Ltd.	33,817	548,179
JB Chemicals & Pharmaceuticals, Ltd.	44,422	48,881
JBF Industries, Ltd.	30,363	60,678
Jindal Poly Films, Ltd.	15,538	45,189
Jindal Saw, Ltd.	176,270	381,774
Jindal Stainless, Ltd. (I)	78,009	101,746
Jindal Steel & Power, Ltd.	76,313	597,723
JK Cement, Ltd.	22,552	59,808
JK Lakshmi Cement, Ltd.	70,257	76,858
JK Tyre & Industries, Ltd.	14,533	20,266
JM Financial, Ltd.	368,362	78,741
JSW Energy, Ltd.	163,311	131,159
JSW Steel, Ltd.	113,498	1,276,452
Jubilant Life Sciences, Ltd.	3,234	10,018
Jubilant Organosys, Ltd.	64,699	202,469
Jyoti Structures, Ltd.	51,869	35,468
Kajaria Ceramics, Ltd. (I)	6,818	19,513
Kalpataru Power Transmission, Ltd.	22,050	32,378
Karnataka Bank, Ltd.	140,550	182,472
Karur Vysya Bank, Ltd.	49,942	360,427
Karuturi Global, Ltd.	98,363	7,935
Kesoram Industries, Ltd.	33,435	64,479
Kirloskar Brothers, Ltd.	4,757	9,642
Kotak Mahindra Bank, Ltd.	88,226	878,346
KPIT Cummins Infosystems, Ltd.	8,254	17,401
Krbl, Ltd.	55,453	19,278
KS Oils, Ltd. (I)	72,719	6,716
KSB Pumps, Ltd.	7,884	25,589
KSK Energy Ventures, Ltd. (I)	7,103	6,523
Lakshmi Machine Works, Ltd.	331	9,136
Lakshmi Vilas Bank, Ltd.	25,195	33,633
Lanco Infratech, Ltd. (I)	306,051	66,674
Lanxess ABS, Ltd.	189	2,478
Larsen & Toubro, Ltd.	27,740	566,934
Larsen & Toubro, Ltd.	26,331	550,649
Lupin, Ltd.	57,843	552,689
Madhucon Projects, Ltd.	34,342	24,807
Madras Cements, Ltd. (I)	106,301	255,948

16

Emerging Markets Fund
As of 5-31-12 (Unaudited)

	Shares	Value

India (continued)

Mahanagar Telephone Nigam, Ltd., ADR (I)(L)	81,577	$66,885
Maharashtra Seamless, Ltd.	54,295	349,423
Mahindra & Mahindra, Ltd.	69,849	802,376
Mahindra Lifespace Developers, Ltd.	22,771	125,582
Manaksia, Ltd.	35,648	29,323
Mangalam Cement, Ltd.	7,299	16,350
Mangalore Refinery and Petrochemicals, Ltd.	120,861	119,125
Marico, Ltd.	91,382	282,810
Maruti Suzuki India, Ltd.	15,111	294,860
Mastek, Ltd. (I)	4,394	7,200
MAX India, Ltd. (I)	26,759	87,915
McLeod Russel India, Ltd.	51,666	255,836
Mercator Lines, Ltd. (I)	212,137	62,463
Merck, Ltd. (I)	2,868	28,553
Mindtree Ltd.	270	3,029
Monnet Ispat & Energy, Ltd.	32,137	225,910
Monsanto India, Ltd.	1,026	11,205
Moser Baer India, Ltd. (I)	222,508	39,454
Motherson Sumi Systems, Ltd.	32,722	95,686
Mphasis, Ltd.	5,221	34,845
MRF, Ltd.	1,922	370,441
Mukand, Ltd.	28,732	13,391
Mundra Port and Special Economic Zone, Ltd.	149,828	331,292
Nagarjuna Construction Company, Ltd.	246,877	134,508
Nagarjuna Fertilizer & Chemicals, Ltd.	252,025	47,530
Nagarjuna Oil Refinery, Ltd.	229,114	23,663
Nahar Spinning Mills, Ltd.	6,600	5,530
Natco Pharma, Ltd.	384	2,669
National Aluminium Company, Ltd.	574,204	588,061
National Hydroelectric Power Corp. Ltd.	665,952	216,216
Nava Bharat Ventures, Ltd.	43,984	137,452
Navneet Publications India, Ltd.	35,231	34,348
NESCO, Ltd.	1,049	11,261
Nestle India, Ltd.	8,256	659,638
NIIT Technologies, Ltd.	45,471	256,141
NIIT, Ltd.	136,918	102,920
Nitin Fire Protection Industries, Ltd.	11,119	9,580
Noida Toll Bridge Company, Ltd.	171,479	75,270
NTPC, Ltd.	121,894	315,982
OCL India, Ltd.	1,500	2,135
Oil & Natural Gas Corp., Ltd.	147,232	661,789
Oil India, Ltd.	37,745	295,127
Omaxe, Ltd. (I)	105,584	272,764
Onmobile Global, Ltd. (I)	48,316	35,530
Opto Circuits India, Ltd.	43,971	125,278
Oracle Financial Services Software, Ltd. (I)	6,001	266,010
Orbit Corp., Ltd.	63,959	48,615
Orchid Chemicals & Pharmaceuticals, Ltd.	56,302	119,572
Orient Paper & Industries, Ltd.	82,674	82,857
Oriental Bank of Commerce	67,526	273,613
Orissa Minerals Development Company, Ltd.	40	19,310
Page Industries, Ltd.	1,305	72,735
Panacea Biotec, Ltd.	26,548	30,514
Parsvnath Developers, Ltd. (I)	129,259	121,937
Patel Engineering, Ltd.	24,567	37,550
Peninsula Land, Ltd.	89,370	47,190

17

Emerging Markets Fund
As of 5-31-12 (Unaudited)

	Shares	Value

India (continued)

Petronet LNG, Ltd.	88,738	$202,861
Pfizer, Ltd.	1,678	32,276
Phillips Carbon Black, Ltd.	9,196	16,782
Phoenix Mills, Ltd.	1,084	3,544
Pidilite Industries, Ltd.	62,233	189,465
Pipavav Defence & Offshore Engineering Company, Ltd. (I)	4,312	6,293
Piramal Healthcare, Ltd.	87,007	686,023
Plethico Pharmaceuticals, Ltd.	5,976	41,218
Polaris Software Lab, Ltd.	39,735	80,086
Polyplex Corp., Ltd.	18,044	47,270
Power Grid Corp. of India Ltd.	169,770	319,822
Praj Industries, Ltd.	57,344	57,930
Prism Cement, Ltd. (I)	71,827	61,342
PSL, Ltd.	15,269	15,312
PTC India, Ltd.	222,817	220,483
Punj Lloyd, Ltd.	224,909	178,549
Punjab National Bank, Ltd. (I)	5,000	70,420
Radico Khaitan, Ltd.	20,886	45,784
Rain Commodities Ltd.	114,375	75,474
Rajesh Exports, Ltd.	43,299	108,199
Rallis India, Ltd.	18,663	41,525
Ranbaxy Laboratories, Ltd., GDR (I)	2,335	21,756
Ranbaxy Laboratories, Ltd. (I)	31,761	291,927
Raymond, Ltd.	43,363	281,253
Redington India, Ltd.	49,657	71,452
REI Agro, Ltd. (I)	164,589	24,339
REI Six Ten Retail, Ltd.	7,790	520
Reliance Capital, Ltd.	108,604	600,768
Reliance Communications, Ltd.	617,273	710,779
Reliance Industries, Ltd.	1,114,389	14,205,684
Reliance Industries, Ltd., GDR (S)	150,923	3,659,683
Reliance Infrastructure, Ltd.	30,365	242,338
Reliance Mediaworks, Ltd. (I)	19,015	16,795
Reliance Power, Ltd. (I)	555,888	925,951
Rolta India, Ltd.	153,518	202,225
RPG Itochu Finance, Ltd.	1,085	1,371
Ruchi Soya Industries, Ltd.	127,227	212,959
Rural Electrification Corp. Ltd.	370,755	1,079,859
S Kumars Nationwide, Ltd.	142,150	83,703
Satyam Computer Services, Ltd. (I)	270,166	355,105
Schneider Electric Infrastructure, Ltd. (I)	25,124	35,617
SEAMEC, Ltd. (I)	14,000	20,093
Sesa Goa, Ltd.	55,565	182,837
Shiv-Vani Oil & Gas Exploration Services, Ltd.	20,192	54,760
Shoppers Stop, Ltd.	10,088	57,172
Shree Cement, Ltd.	1,625	68,269
Shree Renuka Sugars, Ltd.	423,210	198,087
Shriram Transport Finance Company, Ltd.	43,154	401,082
Sicagen India, Ltd.	1,273	387
SKF India, Ltd.	4,232	48,233
Sobha Developers, Ltd.	50,252	268,837
Solar Industries India, Ltd.	480	7,317
Sonata Software, Ltd.	23,000	7,518
South Indian Bank, Ltd.	847,658	366,213
SREI Infrastructure Finance, Ltd.	294,220	102,073
SRF, Ltd.	19,638	74,448
State Bank of Bikaner & Jaipur	18,445	116,732

18

Emerging Markets Fund
As of 5-31-12 (Unaudited)

	Shares	Value

India (continued)

State Bank of India	40,585	$1,483,329
State Bank of India, GDR	4,501	329,084
Steel Authority of India, Ltd.	369,419	616,938
Sterling Biotech, Ltd.	96,778	12,322
Sterlite Industries India, Ltd., ADR (L)	349,435	2,330,731
Strides Arcolab, Ltd.	181	2,201
Sun Pharma Advanced Research Company, Ltd. (I)	34,050	47,470
Sun Pharmaceutical Industries, Ltd.	111,238	1,116,984
Sun TV Network, Ltd.	15,199	64,418
Sundaram Finance, Ltd.	8,650	102,075
Supreme Industries, Ltd.	10,681	39,729
Suzlon Energy, Ltd. (I)	534,875	171,617
Syndicate Bank, Ltd.	165,888	274,532
Tamilnadu Newsprint & Papers, Ltd.	37,939	67,956
Tanla Solutions, Ltd.	13,441	1,437
Tata Chemicals, Ltd.	74,739	405,427
Tata Communications, Ltd.	33,200	129,204
Tata Communications, Ltd., ADR	63,885	485,526
Tata Consultancy Services, Ltd.	140,278	3,095,103
Tata Elxsi, Ltd.	5,653	20,972
Tata Investment Corp., Ltd. (I)	15,423	121,349
Tata Motors, Ltd.	17,523	72,297
Tata Motors, Ltd., ADR (L)	53,090	1,103,741
Tata Power Company, Ltd.	205,360	341,576
Tata Steel, Ltd.	302,239	2,191,252
Tata Tea, Ltd.	555,495	1,071,209
Tata Teleservices Maharashtra, Ltd. (I)	179,695	41,976
Tech Mahindra, Ltd.	8,092	95,713
Teledata Marine Solutions, Ltd. (I)	23,607	143
Teledata Technology Solutions, Ltd. (I)	23,607	106
Thermax, Ltd.	11,265	90,541
Til, Ltd.	647	2,785
Time Technoplast, Ltd.	105,115	90,833
Titagarh Wagons, Ltd.	8,719	48,065
Titan Industries, Ltd.	96,547	384,169
Torrent Pharmaceuticals, Ltd.	14,751	159,176
Torrent Power, Ltd.	8,585	30,270
Trent, Ltd.	72	1,179
Triveni Engineering & Industries, Ltd.	25,986	6,288
Triveni Turbine, Ltd.	25,986	20,243
TTK Prestige, Ltd.	1,939	95,954
Tube Investments of India, Ltd.	4,049	10,212
TVS Motor Company, Ltd.	47,690	28,840
UCO Bank	198,438	248,024
Uflex, Ltd.	34,032	62,055
Ultratech Cement, Ltd.	23,329	598,433
Union Bank of India, Ltd.	122,021	433,740
Unitech, Ltd. (I)	747,580	289,745
United Breweries, Ltd.	29,446	253,807
United Spirits, Ltd. (I)	29,063	293,034
Usha Martin, Ltd.	176,167	78,410
Vardhman Special Steels, Ltd.	1,653	1,038
Vardhman Textiles, Ltd.	8,267	34,323
Varun Shipping Company, Ltd.	47,044	13,187
Videocon Industries, Ltd.	86,553	258,751
Vijaya Bank	167,219	165,820
Vimta Labs, Ltd.	7,251	1,816

19

Emerging Markets Fund
As of 5-31-12 (Unaudited)

	Shares	Value

India (continued)

VIP Industries, Ltd.	21,685	$31,119
VST Industries, Ltd.	2,273	76,447
Walchandnagar Industries	18,923	23,498
Wipro, Ltd.	154,762	1,117,247
Wockhardt, Ltd. (I)	20,900	296,657
Wyeth, Ltd.	346	5,255
Yes Bank, Ltd.	67,931	398,561
Zee Entertainment Enterprises, Ltd.	173,134	396,562
Zuari Holdings, Ltd.	9,847	56,900
Zuari Industries, Ltd.	9,847	21,384
Zylog Systems, Ltd.	9,565	106,401

Indonesia 3.6%		70,770,130

Ace Hardware Indonesia Tbk PT	3,500	2,045
Adaro Energy Tbk PT	4,837,000	754,928
Adhi Karya Tbk PT	312,000	32,025
AKR Corporindo Tbk PT	2,347,500	839,896
Aneka Tambang Tbk PT	5,330,000	649,477
Asahimas Flat Glass Tbk PT	113,500	69,942
Astra Agro Lestari Tbk PT	210,000	455,966
Astra Graphia Tbk PT	606,500	72,003
Astra International Tbk PT	635,500	4,339,179
Bakrie & Brothers Tbk PT (I)	129,839,261	690,674
Bakrie Sumatera Plantations Tbk PT	17,913,000	446,787
Bakrie Telecom Tbk PT (I)	34,369,000	968,515
Bakrieland Development Tbk PT (I)	55,574,500	572,329
Bank Bukopin Tbk PT	4,762,666	324,001
Bank Central Asia Tbk PT	4,506,500	3,351,213
Bank Danamon Indonesia Tbk PT	4,266,371	2,406,236
Bank Mandiri Tbk PT	5,420,646	3,972,423
Bank Negara Indonesia Persero Tbk PT	4,958,603	1,948,332
Bank Pan Indonesia Tbk PT (I)	9,686,500	906,975
Bank Permata Tbk PT (I)	25,500	3,877
Bank Rakyat Indonesia Tbk PT	3,552,500	2,131,669
Bank Tabungan Negara Tbk PT	287,000	36,580
Bank Tabungan Pensiunan Nasional Tbk PT (I)	164,500	65,994
Barito Pacific Tbk PT (I)	3,118,500	191,530
Bayan Resources Tbk PT	98,000	130,073
Berlian Laju Tanker Tbk PT (I)	11,916,666	248,475
Bhakti Investama Tbk PT	22,152,800	987,590
Bisi International PT	203,000	16,815
Budi Acid Jaya Tbk PT	2,039,000	41,052
Bumi Resources Tbk PT	36,575,930	5,510,420
Bumi Serpong Damai PT	1,017,000	129,504
BW Plantation Tbk PT	181,500	23,501
Central Proteinaprima Tbk PT (I)	30,464,500	171,768
Chandra Asri Petrochemical Tbk PT	8,000	1,614
Charoen Pokphand Indonesia Tbk PT	3,630,920	1,012,408
Ciputra Development Tbk PT	16,645,500	1,237,465
Ciputra Surya Tbk PT	1,437,500	284,013
Citra Marga Nusaphala Persada Tbk PT	283,000	65,364
Darma Henwa Tbk PT (I)	20,860,500	130,614
Davomas Abadi Tbk PT (I)	8,435,500	44,870
Delta Dunia Makmur Tbk PT (I)	3,888,000	159,496
Elnusa Tbk PT	2,863,500	59,325
Energi Mega Persada Tbk PT (I)	40,739,638	631,405
Gajah Tunggal Tbk PT (I)	2,601,000	676,211

20

Emerging Markets Fund
As of 5-31-12 (Unaudited)

	Shares	Value

Indonesia (continued)

Global Mediacom Tbk PT	6,626,000	$956,313
Gozco Plantations Tbk PT	4,676,000	121,695
Gudang Garam Tbk PT	952,743	5,454,202
Hexindo Adiperkasa Tbk PT	117,000	111,429
Indah Kiat Pulp and Paper Corp. Tbk PT (I)	4,870,000	542,818
Indika Energy Tbk PT	1,908,000	375,575
Indo Tambangraya Megah Tbk PT	172,000	617,197
Indocement Tunggal Prakarsa Tbk PT	608,000	1,149,974
Indofood Sukses Makmur Tbk PT	4,542,000	2,279,829
Indosat Tbk PT, ADR	500	10,330
Inovisi Infracom Tbk PT (I)	9,500	5,656
International Nickel Indonesia Tbk PT	3,245,000	859,632
Intiland Development Tbk PT (I)	3,553,500	126,426
Japfa Comfeed Indonesia Tbk PT	675,500	297,768
Jasa Marga Tbk PT	665,000	363,551
Kalbe Farma Tbk PT	2,614,500	1,076,014
Kawasan Industri Jababeka Tbk PT (I)	15,626,500	340,490
Lippo Karawaci Tbk PT	25,745,625	2,158,423
Malindo Feedmill Tbk PT	90,500	11,442
Matahari Putra Prima Tbk PT	3,619,500	361,556
Mayora Indah Tbk PT	119,250	268,228
Medco Energi Internasional Tbk PT	2,261,000	433,868
Media Nusantara Citra Tbk PT	6,522,000	1,281,046
Mitra Adiperkasa Tbk PT	1,203,500	893,492
Mitra International Resources Tbk PT (I)	5,235,500	89,115
Modern Internasional Tbk PT	8,000	2,401
Nippon Indosari Corpindo Tbk PT	21,000	8,698
Pabrik Kertas Tjiwi Kimia Tbk PT	321,000	97,260
Pakuwon Jati Tbk PT (I)	6,302,000	125,912
Panin Financial Tbk PT (I)	18,582,500	238,900
Panin Insurance Tbk PT	1,443,000	75,821
Perusahaan Gas Negara Tbk PT	1,960,500	771,398
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	3,882,500	989,599
Polychem Indonesia Tbk PT (I)	1,930,000	86,025
PT Telekomunikiasi Indonesia Tbk PT, ADR (L)	56,716	1,846,673
Ramayana Lestari Sentosa Tbk PT	4,070,000	405,959
Resource Alam Indonesia Tbk PT	87,500	40,845
Sampoerna Agro Tbk PT	1,086,500	317,191
Samudera Indonesia Tbk PT	74,500	28,471
Selamat Sempurna Tbk PT	1,188,000	247,563
Semen Gresik Persero Tbk PT	1,264,500	1,470,785
Sentul City Tbk PT (I)	14,266,000	379,022
Sinar Mas Multiartha Tbk PT	37,000	15,930
Summarecon Agung Tbk PT	12,497,500	1,885,445
Surya Citra Media Tbk PT	5,500	5,232
Surya Semesta Internusa Tbk PT	490,000	47,333
Suryainti Permata Tbk PT (I)	1,802,000	17,061
Tambang Batubara Bukit Asam Tbk PT	392,000	622,956
Timah Tbk PT	238,000	34,602
Trada Maritime Tbk PT (I)	4,824,000	425,028
Trias Sentosa Tbk PT	1,000,000	33,910
Trimegah Securities Tbk PT	1,540,500	21,461
Truba Alam Manunggal Engineering PT (I)	19,436,000	103,383
Tunas Baru Lampung Tbk PT	1,536,000	86,363
Tunas Ridean Tbk PT	872,500	74,174
Unilever Indonesia Tbk PT	553,000	1,207,938
United Tractors Tbk PT	559,000	1,372,214

21

Emerging Markets Fund
As of 5-31-12 (Unaudited)

	Shares	Value

Indonesia (continued)

Wijaya Karya Persero Tbk PT	2,967,500	$290,329
Xl Axiata Tbk PT	659,000	413,600

Israel 0.0%		135,932

Mivtach Shamir Holdings, Ltd. (I)	5,896	135,932

Luxembourg 0.1%		1,151,122

Brait SE (I)	395,732	1,151,122

Malaysia 4.3%		85,357,010

Adventa BHD	25,200	10,800
Aeon Company BHD	65,200	199,026
Aeon Credit Service M BHD	5,300	17,400
Affin Holdings BHD	430,900	416,751
AirAsia BHD	1,519,200	1,680,619
Alam Maritim Resources BHD (I)	267,200	44,139
Alliance Financial Group BHD	1,182,400	1,526,598
AMDB BHD	180,000	26,715
AMMB Holdings BHD	2,048,350	4,007,240
Amway Malaysia Holdings	400	1,231
Ann Joo Resources BHD	256,700	134,731
APM Automotive Holdings BHD	192,600	303,580
Asas Dunia BHD	94,000	35,145
Asiatic Development BHD	193,400	568,604
Axiata Group BHD	889,400	1,505,773
Bandar Raya Developments BHD	977,900	704,123
Batu Kawan BHD	19,100	107,583
Berjaya Assets BHD	458,500	121,490
Berjaya Corp. BHD (Kuala Lumpur Exchange)	3,698,200	933,807
Berjaya Land BHD	846,900	231,903
Berjaya Sports Toto BHD	390,100	512,494
BIMB Holdings BHD	269,100	224,584
Bintulu Port Holdings BHD	300	680
Bolton BHD	81,500	19,598
Boustead Heavy Industries Corp. BHD	16,400	14,859
Boustead Holdings BHD	486,706	779,286
British American Tobacco Malaysia BHD	80,100	1,373,329
Bursa Malaysia BHD	397,000	739,077
C.I. Holdings BHD	36,800	14,738
Cahya Mata Sarawak BHD	265,700	205,267
Carlsberg Brewery-Malay BHD	123,400	406,800
CB Industrial Product Holding BHD	251,170	196,080
CIMB Group Holdings BHD	1,892,700	4,469,972
Coastal Contracts BHD	244,266	134,259
CSC Steel Holdings BHD	234,900	98,886
Dayang Enterprise Holdings BHD	116,400	73,305
Dialog Group BHD	760,100	542,626
DiGi.Com BHD	1,138,380	1,432,906
Dijaya Corp. BHD	16,900	6,297
DNP Holdings BHD	519,000	295,562
DRB-Hicom BHD	933,100	717,313
Dutch Lady Milk Industries BHD	8,200	85,361
Eastern & Oriental BHD	830,700	379,183
ECM Libra Financial Group BHD (I)	311,610	76,824
Evergreen Fibreboard BHD	570,300	161,662
Faber Group BHD (I)	287,400	126,897
Fraser & Neave Holdings BHD	46,900	262,940

22

Emerging Markets Fund
As of 5-31-12 (Unaudited)

	Shares	Value

Malaysia (continued)

Gamuda BHD	1,248,000	$1,330,864
Genting BHD	711,500	2,240,955
Genting Malaysia BHD	3,357,900	3,880,240
Globetronics Technology BHD	172,980	64,546
Glomac BHD	411,400	109,569
Goldis BHD	335,625	218,298
Green Packet BHD (I)	127,800	20,343
Guinness Anchor BHD	83,000	339,333
Guocoland Malaysia BHD	37,100	9,328
Hai-O Enterprise BHD	13,700	8,994
Hap Seng Consolidated BHD	939,800	479,137
Hap Seng Plantations Holdings BHD	204,700	192,353
Hartalega Holdings BHD	195,200	220,727
HO WAH Genting BHD (I)	671,700	84,582
Hock Seng LEE BHD	98,392	47,135
Hong Leong Bank BHD	257,840	993,700
Hong Leong Credit BHD	301,600	1,136,328
Hong Leong Industries BHD	55,300	67,911
Hunza Properties BHD	102,400	46,485
Hwang-DBS Malaysia BHD (I)	69,400	51,481
IGB Corp. BHD	1,390,740	1,188,474
IJM Corp. BHD	1,524,980	2,486,023
IJM Land BHD	437,700	289,240
IJM Plantations BHD	111,100	106,630
Insas BHD (I)	488,074	63,029
Integrated Logistics BHD	175,560	49,812
Integrax BHD (I)	74,400	31,118
IOI Corp. BHD	1,098,100	1,815,584
Jaks Resources BHD (I)	413,200	67,459
Jaya Tiasa Holdings BHD	59,535	154,743
JCY International BHD	623,800	282,598
JT International BHD	6,100	13,854
K&N Kenanga Holdings BHD (I)	154,200	29,523
Karambunai Corp. BHD (I)	1,224,300	55,857
Keck Seng BHD	319,250	371,527
KFC Holdings Malaysia BHD	86,500	104,175
Kian Joo Can Factory BHD	332,000	203,772
Kim Loong Resources BHD	37,800	27,916
Kinsteel BHD	706,200	93,291
KLCC Property Holdings BHD	595,000	683,614
KNM Group BHD (I)	1,300,625	298,932
Kossan Rubber Industries	55,100	54,348
KPJ Healthcare BHD	401,900	743,837
KSL Holdings BHD	210,966	91,051
Kuala Lumpur Kepong BHD	191,558	1,350,054
KUB Malaysia BHD	592,900	102,058
Kulim Malaysia BHD	511,700	740,682
Kumpulan Europlus BHD (I)	210,500	68,061
Kumpulan Fima BHD	93,300	54,084
Kumpulan Hartanah Selangor BHD (I)	410,900	58,803
Kumpulan Perangsang Selangor BHD	164,000	52,975
Kurnia Asia BHD (I)	572,800	109,988
Lafarge Malayan Cement BHD	75,500	167,136
Landmarks BHD (I)	325,700	89,283
LBS Bina Group BHD	210,000	53,275
Leader Universal Holdings BHD	490,700	115,041
Lingui Development BHD	2,200	1,080

23

Emerging Markets Fund
As of 5-31-12 (Unaudited)

	Shares	Value

Malaysia (continued)

Lion Corp. BHD (I)	324,258	$31,170
Lion Diversified Holdings BHD	670,700	64,342
Lion Forest Industries BHD	136,500	63,184
Lion Industries Corp. BHD	544,000	193,416
LPI Capital BHD	9,000	37,691
MAA Holdings BHD (I)	139,500	20,255
Mah Sing Group BHD	88,600	56,388
Malayan Banking BHD	1,346,794	3,711,940
Malayan Flour Mills BHD	75,500	37,877
Malaysia Airports Holdings BHD	125,700	228,696
Malaysia Building Society BHD	151,526	107,309
Malaysian Airline System BHD (I)	793,600	282,391
Malaysian Bulk Carriers BHD	91,200	46,234
Malaysian Pacific Industries BHD	20,738	19,400
Malaysian Resources Corp. BHD	625,700	324,857
Maxis BHD	765,785	1,495,129
MBM Resources BHD	98,150	99,712
Media Prima BHD	774,180	555,456
Mega First Corp. BHD	193,700	102,485
Melewar Industrial Group BHD (I)	62,200	6,466
Metro Kajang Holdings BHD	113,861	73,335
MISC BHD	609,650	773,463
MK Land Holdings BHD (I)	623,400	53,835
MMC Corp. BHD	988,700	838,165
MNRB Holdings BHD	18,000	14,063
Mudajaya Group BHD	51,200	44,902
Muhibbah Engineering M BHD	350,900	133,577
Mulpha International BHD (I)	2,169,700	276,773
My EG Services BHD	82,400	15,044
Naim Holdings BHD	148,000	81,430
NCB Holdings BHD	29,600	39,549
Nestle Malaysia BHD	1,900	31,860
NTPM Holdings BHD	3,100	469
Oriental Holdings BHD	377,920	768,894
OSK Holdings BHD	812,645	391,908
Padini Holdings BHD	284,300	159,373
Panasonic Manufacturing Malaysia BHD	8,700	59,466
Paramount Corp. BHD	68,320	34,003
Parkson Holdings BHD	440,800	658,141
Pelikan International Corp. BHD	358,500	91,311
Perisai Petroleum Teknologi BHD (I)	559,800	151,990
Perwaja Holdings BHD (I)	10,600	1,919
Petronas Chemicals Group BHD	212,800	449,070
Petronas Dagangan BHD	96,800	628,705
Petronas Gas BHD	123,700	669,918
Pharmaniaga BHD	15,018	22,265
PJ Development Holdings BHD	297,900	68,504
Pos Malaysia BHD (I)	40,900	34,858
PPB Group BHD	563,100	3,017,540
Press Metal BHD	170,300	97,109
Protasco BHD	141,500	42,146
Public Bank BHD	265,400	1,152,831
QL Resources BHD	224,900	219,117
QSR Brands BHD	83,100	170,254
RCE Capital BHD	327,700	48,443
RHB Capital BHD	708,351	1,657,614
Sapurakencana Petroleum BHD	532,258	370,865

24

Emerging Markets Fund
As of 5-31-12 (Unaudited)

	Shares	Value

Malaysia (continued)

Sarawak Oil Palms BHD	85,900	$168,144
Scomi Group BHD (I)	1,525,800	107,628
Scomi Marine BHD (I)	128,700	17,223
SEG International BHD	185,200	99,859
Selangor Dredging BHD	328,000	76,028
Selangor Properties BHD	18,300	18,898
Shangri-La Hotels BHD	24,100	22,893
Shell Refining Company Federation of Malaya BHD	145,700	454,831
SHL Consolidated BHD	185,100	72,949
Sime Darby BHD	948,596	2,888,842
Sino Hua-An International BHD (I)	659,200	38,431
Star Publications Malaysia BHD	27,300	27,511
Sunway BHD (I)	655,671	468,730
Supermax Corp. BHD	76,600	44,827
Suria Capital Holdings BHD	286,100	134,971
TA Ann Holdings BHD	307,784	518,422
TA Enterprise BHD	1,731,500	291,985
TA Global BHD	1,466,040	124,704
Talam Corp. BHD (I)	1,080,000	18,702
TAN Chong Motor Holdings BHD	54,100	76,731
Tanjung Offshore BHD (I)	159,900	33,984
TDM BHD	158,783	196,575
Tebrau Teguh BHD (I)	548,034	130,042
Telekom Malaysia BHD	221,500	376,080
Tenaga Nasional BHD	487,100	1,024,419
TH Plantations BHD (I)	154,300	113,275
Three-A Resources BHD	5,500	1,975
Time.com BHD (I)	459,740	456,617
Top Glove Corp. BHD	332,600	468,241
Tradewinds Corp. BHD	576,400	132,600
Tradewinds Malaysia BHD	148,300	410,971
TSH Resources BHD	265,400	185,438
Uchi Technologies BHD	37,100	14,729
UEM Land Holdings BHD (I)	709,166	448,863
UMW Holdings BHD	308,700	774,428
Unico-Desa Plantations BHD	149,600	56,843
Unisem M BHD	640,620	263,914
United Malacca BHD	112,550	254,956
United Plantations BHD	23,200	177,206
VS Industry BHD	158,097	78,185
Wah Seong Corp. BHD	213,200	128,303
WTK Holdings BHD	255,000	96,240
YNH Property BHD	820,096	508,848
YTL Corp. BHD	4,248,992	2,461,452
YTL E-Solutions BHD	86,200	20,378
YTL Power International BHD	393,200	205,345
Zelan BHD (I)	600,800	72,802
Zhulian Corp. BHD	41,300	25,606

Mexico 5.1%		100,203,941

Alfa SAB de CV	378,944	4,726,567
Alsea SAB de CV (I)	496,745	579,470
America Movil SAB de CV, Series L	4,731,500	5,539,240
America Movil SAB de CV, Series L, ADR (L)	258,368	6,087,150
Arca Continental SAB de CV	1,348,401	6,678,016
Axtel SAB de CV (I)	1,028,937	231,597
Bolsa Mexicana de Valores SAB de CV	464,094	814,660

25

Emerging Markets Fund
As of 5-31-12 (Unaudited)

	Shares	Value

Mexico (continued)

Cemex SAB de CV, ADR (I)(L)	1,246,519	$6,905,715
Coca-Cola Femsa SAB de CV, ADR	43,421	4,995,152
Coca-Cola Femsa SAB de CV, Series L	73,868	855,776
Consorcio ARA SAB de CV (I)	1,131,662	320,962
Controladora Comercial Mexicana SAB de CV	861,445	1,450,329
Corporacion GEO SAB de CV (I)	777,652	752,171
Desarrolladora Homex SAB de CV (I)	173,000	378,304
Desarrolladora Homex SAB de CV, ADR (I)(L)	29,608	384,016
Dine SAB de CV (I)	103,700	31,073
El Puerto de Liverpool SAB de CV	12,500	90,156
Empresas ICA SAB de CV, ADR (I)(L)	231,841	1,367,862
Fomento Economico Mexicano SAB de CV, ADR (L)	114,228	9,004,593
Genomma Lab Internacional SA de CV (I)	130,900	232,059
GMD Resorts SAB de CV (I)	69,300	21,973
Gruma SAB de CV, Class B (I)	394,374	862,664
Grupo Aeroportuario del Centro Norte SAB de CV	205,789	357,652
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	14,736	216,619
Grupo Aeroportuario del Pacifico SAB de CV, ADR (L)	77,896	2,769,982
Grupo Aeroportuario del Sureste SAB de CV, ADR (L)	34,325	2,458,357
Grupo Aeroportuario del Sureste SAB de CV, Class B	27,200	196,747
Grupo Bimbo SAB de CV	904,200	1,982,281
Grupo Carso SAB de CV	801,815	2,236,111
Grupo Cementos de Chihuahua SAB de CV (I)	57,000	165,437
Grupo Elektra SAB de CV	10,370	369,991
Grupo Famsa SAB de CV (I)	289,538	237,075
Grupo Financiero Banorte SAB de CV	1,707,270	7,627,286
Grupo Financiero Inbursa SA	80,200	165,484
Grupo Gigante SAB de CV	168,900	258,937
Grupo Herdez SAB de CV	8,700	17,339
Grupo Industrial Maseca SAB de CV (I)	2,600	2,821
Grupo Industrial Saltillo SAB de CV	100,600	105,015
Grupo Kuo SAB de CV (I)	164,700	286,930
Grupo Mexicano de Desarrollo SAB de CV (I)	69,300	36,702
Grupo Mexico SAB de CV, Series B	1,276,187	3,369,620
Grupo Modelo SAB de CV	149,400	1,038,498
Grupo Simec SAB de CV (I)	197,942	574,645
Grupo Televisa SAB, ADR	112,398	2,134,438
Industrias Bachoco SAB de CV, ADR (L)	2,203	44,236
Industrias Bachoco SAB de CV, Series B	24,800	43,205
Industrias CH SAB de CV (I)	292,935	1,173,561
Industrias Penoles SAB de CV	21,990	839,746
Inmuebles Carso SAB de CV, Class B1 (I)	1,093,966	827,134
Kimberly-Clark de Mexico SAB de CV	317,757	551,583
Maxcom Telecomunicaciones SAB de CV (I)	105,143	16,998
Mexichem SAB de CV	302,054	1,051,175
Minera Frisco SAB de CV, Class A1 (I)	1,533,145	5,998,947
Organizacion Soriana SAB de CV (I)	1,817,312	4,833,856
Promotora y Operadora de Infraestructura SAB de CV (I)	2,766	10,890
Qualitas Compania de Seguros SA de CV	364,900	363,624
Sare Holding SAB de CV, Class B (I)	595,900	49,000
TV Azteca SA de CV	119,754	72,269
Urbi Desarrollos Urbanos SAB de CV (I)	883,860	758,200
Wal-Mart de Mexico SAB de CV	1,940,633	4,652,045

Netherlands 0.0%		461,023

Cinema City International NV (I)	2,765	22,508
Vimpelcom, Ltd., ADR (L)	59,500	438,515

26

Emerging Markets Fund
As of 5-31-12 (Unaudited)

	Shares	Value

Peru 0.1%		$1,475,639

Compania de Minas Buenaventura SA, ADR	18,900	739,746
Credicorp, Ltd., ADR	5,898	735,893

Philippines 1.5%		28,841,882

Aboitiz Equity Ventures, Inc.	497,800	593,442
Aboitiz Power Corp.	650,700	527,762
Alliance Global Group, Inc.	1,835,700	524,455
Alsons Consolidated Resources, Inc.	629,000	18,934
Atlas Consolidated Mining & Development (I)	664,800	271,597
Ayala Corp.	67,840	687,298
Ayala Land, Inc.	3,555,500	1,604,004
Bank of the Philippine Islands	799,290	1,230,197
BDO Unibank, Inc.	730,651	1,183,443
Belle Corp. (I)	4,310,000	470,322
Cebu Air, Inc. (I)	256,730	406,239
China Banking Corp.	21,470	272,240
Citiseconline.com, Inc.	10,000	5,375
DMCI Holdings, Inc.	584,200	778,012
Empire East Land Holdings, Inc. (I)	5,540,000	86,550
Energy Development Corp. (I)	8,923,600	1,230,391
Filinvest Development Corp.	498,212	46,513
Filinvest Land, Inc.	16,089,750	466,132
First Gen Corp. (I)	535,800	202,478
First Philippine Holdings Corp.	356,370	587,606
Globe Telecommunications, Inc.	28,465	738,106
International Container Terminal Services, Inc.	648,840	1,146,186
JG Summit Holdings, Inc.	69,400	52,596
Jollibee Foods Corp.	310,630	752,370
Lepanto Consolidated Mining, Class B (I)	6,536,000	198,106
Lopez Holdings Corp.	3,321,500	448,745
Manila Electric Company	70,950	366,129
Manila Water Company, Inc.	401,700	227,788
Megaworld Corp.	17,533,000	817,338
Metro Pacific Investments Corp.	3,757,000	370,140
Metropolitan Bank & Trust Company	556,349	1,146,670
Pepsi-Cola Products Philippines, Inc. (I)	1,098,000	70,129
Philippine Long Distance Telephone Company	19,105	1,026,036
Philippine National Bank (I)	347,670	574,120
Philippine Stock Exchange, Inc.	14,120	114,565
Philodrill Corp.	105,830,000	104,443
Philweb Corpphilweb Corp.	628,140	223,592
Rizal Commercial Banking Corp.	420,900	416,858
Robinsons Land Corp.	2,689,950	1,105,440
San Miguel Corp.	218,024	585,440
Security Bank Corp.	289,142	870,225
Semirara Mining Corp.	130,410	688,722
SM Development Corp.	893,335	126,129
SM Investments Corp.	111,200	1,795,557
SM Prime Holdings, Ltd.	2,200,750	644,228
Union Bank of Philippines	313,910	684,372
Universal Robina Corp.	1,120,400	1,671,536
Vista Land & Lifescapes, Inc.	7,214,000	683,326

Poland 1.5%		30,697,379

Agora SA	59,188	171,723
Alchemia SA (I)	27,210	38,495
Amica SA (I)	2,604	32,448

27

Emerging Markets Fund
As of 5-31-12 (Unaudited)

	Shares	Value

Poland (continued)

Amrest Holdings SE (I)	3,761	$70,518
Asseco Poland SA	121,418	1,677,859
ATM SA	1,309	2,409
ATM Systems SA	1,309	646
Bank Handlowy w Warszawie SA	37,157	761,288
Bank Millennium SA (I)	848,855	816,757
Bank Pekao SA (I)	43,915	1,747,791
Bioton SA (I)	6,393,772	145,648
Boryszew SA (I)	1,409,696	239,928
BRE Bank SA (I)(L)	6,817	522,861
Budimex SA	13,629	268,676
CD Projekt Red SA (I)	169,799	222,240
Ciech SA (I)	59,120	304,817
City Interactive SA (I)	4,730	32,635
Comarch SA (I)	2,909	49,366
Cyfrowy Polsat SA (I)	59,924	230,282
Dom Maklerski IDM SA (I)	306,873	165,250
Emperia Holding SA	9,014	123,323
Enea SA	63,684	287,859
Eurocash SA	43,467	472,269
Fabryki Mebli Forte SA	21,944	73,168
Firma Oponiarska Debica SA	7,943	124,477
Gant Development SA (I)	12,350	25,363
Get Bank SA	286,720	125,315
Getin Holding SA (I)	97,961	49,113
Grupa Kety SA	19,894	675,906
Grupa Lotos SA (I)	95,939	634,415
Hawe SA (I)	95,254	121,497
Impexmetal SA	86,653	86,313
ING Bank Slaski SA	21,963	480,414
Inter Cars SA (I)	500	13,846
KGHM Polska Miedz SA	54,773	1,999,901
Kopex SA (I)	55,318	265,399
Kredyt Bank SA (I)	62,243	225,888
LC Corp. SA (I)	368,248	143,395
LPP SA	368	301,430
Lubelski Wegiel Bogdanka SA	34,468	1,139,288
MCI Management SA (I)	26,839	34,388
MNI SAMNI SA (I)	38,291	21,260
Netia SA (I)	413,108	676,325
NG2 SA	4,994	75,196
Orbis SA (I)	58,726	665,880
Pekaes SA (I)	6,381	9,504
Pfleiderer Grajewo SA (I)	6,153	20,919
Pol-Aqua SA (I)	4,966	8,200
Polimex-Mostostal SA	505,319	171,431
Polnord SA	21,527	74,353
Polska Grupa Energetyczna SA	422,032	2,207,212
Polska Grupa Farmaceutyczna SA	8,974	63,297
Polski Koncern Naftowy Orlen SA (I)	349,403	3,299,627
Polskie Gornictwo Naftowe i Gazownictwo SA	458,196	498,705
Powszechna Kasa Oszczednosci Bank Polski SA	224,419	2,026,710
Powszechny Zaklad Ubezpieczen SA	20,858	1,746,078
PZ Cormay SA (I)	23,416	64,150
Rafako SA	15,011	28,829
Sygnity SA (I)	20,419	117,502
Synthos SA	1,196,858	1,821,384

28

Emerging Markets Fund
As of 5-31-12 (Unaudited)

	Shares	Value

Poland (continued)

Telekomunikacja Polska SA	203,357	$921,494
TVN SA	277,201	626,841
Warsaw Stock Exchange	23,797	255,511
Zaklady Azotowe Pulawy SA	5,593	157,845
Zaklady Azotowe w Tarnowie-Moscicach SA (I)	21,947	234,522

Russia 3.1%		61,474,051

Federal Hydrogenerating Company JSC, ADR (I)	105,291	248,392
Gazprom Neft JSC, ADR	6,446	129,242
Gazprom OAO, ADR (I)	105,912	929,907
Gazprom OAO, ADR (London Exchange) (I)	3,242,642	28,692,048
Lukoil OAO, ADR (I)	288,612	15,087,800
Magnitogorsk Iron & Steel Works, GDR (I)	3,807	13,446
Mechel, ADR (L)	150,712	800,281
MMC Norilsk Nickel, ADR (I)	37,127	553,680
Novolipetsk Steel OJSC, ADR	54,672	862,724
Novorossiysk Commercial Sea Trade Port, GDR (I)	6,166	40,387
PIK Group, GDR (I)	95,337	207,644
Rosneft Oil Company, GDR (I)	545,114	3,376,441
Sberbank of Russia, ADR	189,439	1,877,340
Severstal OAO, GDR	73,602	804,470
Surgutneftegas OJSC, ADR (I)	6,424	48,783
Tatneft, ADR (I)	82,857	2,553,237
Tatneft, ADR (U.S. Exchange) (I)	5,440	165,757
TMK OAO, GDR	33,863	419,951
TMK OAO, GDR (U.S. Exchange)	548	6,790
Uralkali, ADR	95,223	3,318,612
VTB Bank OJSC, GDR (I)	425,834	1,337,119

South Africa 8.6%		170,234,097

ABSA Group, Ltd.	282,472	5,010,465
Adcock Ingram Holdings, Ltd.	172,266	1,159,415
Adcorp Holdings, Ltd.	83,592	268,220
Advtech, Ltd.	31,600	21,390
Aeci, Ltd.	182,131	1,727,173
Afgri, Ltd.	649,608	439,936
African Bank Investments, Ltd. (L)	837,075	3,590,701
African Oxygen, Ltd.	17,878	40,432
African Rainbow Minerals, Ltd.	16,425	326,739
Allied Electronics Corp., Ltd.	87,102	235,919
Allied Technologies, Ltd. (I)	30,039	170,539
Anglo Platinum, Ltd. (L)	25,205	1,420,770
AngloGold Ashanti, Ltd.	20,379	735,985
AngloGold Ashanti, Ltd., ADR (L)	114,805	4,139,868
Argent Industrial, Ltd.	106,615	89,414
Aspen Pharmacare Holdings, Ltd. (I)	129,279	1,794,213
Assore, Ltd.	17,794	587,887
Astral Foods, Ltd.	45,734	653,382
Aveng, Ltd.	614,766	2,794,042
AVI, Ltd.	239,038	1,377,557
Avusa, Ltd.	77,052	188,665
Barloworld, Ltd.	348,438	3,473,154
Basil Read Holdings, Ltd. (I)	162,259	278,401
Bell Equipment, Ltd. (I)	77,623	183,869
Bidvest Group, Ltd.	142,435	3,012,749
Blue Label Telecoms, Ltd.	174,483	124,395
Business Connexion Group, Ltd.	125,086	67,356

29

Emerging Markets Fund
As of 5-31-12 (Unaudited)

	Shares	Value

South Africa (continued)

Cadiz Holdings, Ltd.	77,052	$16,388
Capitec Bank Holdings, Ltd.	15,085	401,614
Cashbuild, Ltd.	18,289	280,049
Caxton & CTP Publishers & Printers, Ltd.	249,440	426,047
Ceramic Industries, Ltd.	1,781	26,746
Cipla Medpro South Africa, Ltd.	583,002	507,264
City Lodge Hotels, Ltd.	28,557	268,133
Clicks Group, Ltd.	257,017	1,418,854
Coronation Fund Managers, Ltd.	306,662	953,197
DataTec, Ltd.	306,784	1,559,916
Discovery Holdings, Ltd.	203,456	1,196,822
Distell Group, Ltd.	337	3,373
Distribution And Warehousing Network, Ltd. (I)	10,512	8,410
DRDGOLD, Ltd.	353,670	228,423
Eoh Holdings, Ltd.	73,028	299,783
Eqstra Holdings, Ltd.	292,995	248,019
Esorfranki, Ltd. (I)	180,540	33,103
Famous Brands, Ltd.	18,101	115,228
FirstRand, Ltd.	1,075,761	3,275,226
Gijima Group Ltd. (I)	297,567	15,137
Gold Fields, Ltd., ADR	750,118	9,939,064
Grindrod, Ltd.	669,704	1,136,471
Group Five, Ltd.	169,328	480,639
Growthpoint Properties, Ltd.	224,411	547,862
Harmony Gold Mining Company, Ltd., ADR (L)	365,804	3,606,827
Hudaco Industries, Ltd.	6,592	84,650
Hulamin, Ltd. (I)	227,519	166,187
Iliad Africa, Ltd.	267,897	166,569
Illovo Sugar, Ltd.	39,294	124,870
Impala Platinum Holdings, Ltd.	131,252	2,081,159
Imperial Holdings, Ltd.	219,928	4,298,058
Investec, Ltd.	243,736	1,267,670
JD Group, Ltd.	286,505	1,513,721
JSE, Ltd.	83,470	699,397
Kap International Holdings, Ltd.	90,584	33,177
Kumba Iron Ore, Ltd. (L)	26,457	1,645,879
Kumba Resources, Ltd.	56,566	1,266,472
Lewis Group, Ltd.	136,085	1,176,182
Liberty Holdings, Ltd.	146,662	1,504,846
Life Healthcare Group Holdings, Ltd.	365,050	1,256,360
Massmart Holdings, Ltd.	47,178	911,485
Medi-Clinic Corp., Ltd.	136,810	601,546
Merafe Resources, Ltd. (I)	2,194,710	206,915
Metair Investments, Ltd.	196,524	571,706
Mittal Steel South Africa, Ltd.	240,520	1,489,242
MMI Holdings, Ltd.	1,323,332	2,609,124
Mondi Packaging South Africa, Ltd.	328,339	648,060
Mondi, Ltd.	154,538	1,214,539
Mr. Price Group, Ltd.	115,584	1,420,524
MTN Group, Ltd.	529,196	8,410,646
Murray & Roberts Holdings, Ltd. (I)	468,406	1,478,598
Mustek, Ltd.	29,272	20,766
Mvelaphanda Group, Ltd. (I)	907,534	355,439
Mvelaserve, Ltd.	210,971	271,505
Nampak, Ltd.	584,854	1,587,153
Naspers, Ltd., ADR	131,613	6,981,301
Nedbank Group, Ltd.	212,659	4,154,322

30

Emerging Markets Fund
As of 5-31-12 (Unaudited)

	Shares	Value

South Africa (continued)

Netcare, Ltd.	588,232	$1,054,374
Northam Platinum, Ltd.	225,205	691,733
Nu-World Holdings, Ltd.	9,429	21,545
Omnia Holdings, Ltd.	82,665	968,931
Palabora Mining Company, Ltd.	7,747	135,718
Peregrine Holdings, Ltd.	219,538	299,939
Petmin, Ltd.	283,328	100,414
Pick'n Pay Stores, Ltd.	107,899	574,411
Pinnacle Technology Holdings, Ltd.	121,163	218,304
Pioneer Foods, Ltd.	27,355	187,416
Pretoria Portland Cement Company, Ltd.	520,564	1,715,272
PSG Group, Ltd.	176,627	1,199,429
Raubex Group, Ltd.	172,178	282,088
Resilient Property Income Fund, Ltd.	26,763	125,305
Reunert, Ltd.	180,527	1,448,174
Sanlam, Ltd.	1,777,252	7,032,659
Santam, Ltd.	18,401	362,408
Sappi, Ltd. (I)	717,635	2,336,237
Sappi, Ltd., ADR (I)(L)	426,062	1,363,398
Sasol, Ltd., ADR	45,624	1,938,108
Sasol, Ltd.	159,659	6,821,415
Sentula Mining, Ltd. (I)	708,459	171,331
Shoprite Holdings, Ltd.	152,915	2,489,169
Standard Bank Group, Ltd.	686,284	9,247,062
Stefanutti Stocks Holdings, Ltd.	55,487	70,034
Steinhoff International Holdings, Ltd. (I)(L)	1,112,161	3,408,760
Sun International, Ltd.	52,058	505,985
Super Group, Ltd. (I)	567,592	986,199
Telkom SA, Ltd.	433,076	1,171,607
The Foschini Group, Ltd.	100,861	1,414,651
The Spar Group, Ltd.	85,736	1,109,960
Tiger Brands, Ltd.	58,373	1,663,740
Tiger Wheels, Ltd. (I)	14,267	0
Trans Hex Group, Ltd. (I)	25,075	10,307
Trencor, Ltd.	206,476	1,184,350
Truworths International, Ltd.	199,603	1,938,199
Tsogo Sun Holdings, Ltd.	77,615	172,472
Value Group, Ltd.	263,348	166,860
Village Main Reef, Ltd. (I)	369,855	68,384
Vodacom Group, Ltd.	122,411	1,469,004
Wilson Bayly Holmes-Ovcon, Ltd.	52,088	817,683
Woolworths Holdings, Ltd.	351,568	2,023,080
Zeder Investments, Ltd.	451,653	144,683

South Korea 14.3%		283,988,255

Aekyung Petrochemical Company, Ltd.	4,634	92,164
Amorepacific Corp.	1,533	1,407,965
Artone Paper Manufacturing Company, Ltd. (I)	1,734	2,679
Asia Cement Company, Ltd.	3,390	125,719
Asia Paper Manufacturing Company, Ltd.	2,000	15,826
Asiana Airlines, Inc. (I)	14,070	75,865
AUK Corp. (I)	19,570	38,759
Binggrae Company, Ltd.	2,113	119,586
BNG Steel Company, Ltd. (I)	15,790	145,536
Boryung Pharmaceutical Company, Ltd.	3,102	32,585
BS Financial Group, Inc.	249,440	2,447,592
Bukwang Pharmaceutical Company, Ltd.	8,221	77,590

31

Emerging Markets Fund
As of 5-31-12 (Unaudited)

	Shares	Value

South Korea (continued)

Byucksan Engineering & Construction Company, Ltd. (I)	1,228	$3,616
Capro Corp.	12,840	178,778
Charm Engineering Company, Ltd.	19,130	35,675
Cheil Industries, Inc.	20,752	1,708,673
Cheil Worldwide, Inc.	48,550	741,056
Chin Hung International, Inc. (I)	39,789	38,062
Chokwang Leather Company, Ltd.	2,300	27,265
Chong Kun Dang Pharm Corp.	14,520	171,531
Choongwae Pharma Corp.	12,716	143,659
Chosun Refractories Company, Ltd.	1,489	75,177
CJ CGV Company, Ltd.	7,190	156,901
CJ CheilJedang Corp.	9,225	2,625,522
CJ Corp.	21,104	1,446,564
CJ E&M Corp. (I)	8,060	193,782
CJ Seafood Corp. (I)	15,980	30,884
Cosmax, Inc.	2,500	49,515
Crown Confectionery Company, Ltd.	442	67,769
D.I. Corp (I)	8,700	10,551
Dae Chang Industrial Company, Ltd. (I)	105,580	98,239
Dae Dong Industrial Company, Ltd.	25,600	100,336
Dae Han Flour Mills Company, Ltd.	1,767	157,892
Dae Won Kang Up Company, Ltd.	35,279	162,646
Dae-Il Corp.	20,210	107,513
Daeduck Electronics Company, Ltd.	58,880	528,041
Daeduck GDS Company, Ltd.	25,510	278,489
Daehan Steel Company, Ltd.	20,010	114,512
Daehan Synthetic Fiber Company, Ltd.	755	38,036
Daekyo Company, Ltd.	44,920	218,385
Daelim Industrial Company, Ltd.	32,759	2,760,954
Daesang Corp.	29,130	452,580
Daesang Holdings Company, Ltd.	20,610	75,809
Daesung Group Holdings Company, Ltd.	1,019	34,455
Daesung Holdings Company, Ltd.	6,326	32,881
Daesung Industrial Company, Ltd. (I)	2,003	32,387
Daewon Pharmaceutical Company, Ltd.	8,195	34,678
Daewoo Engineering & Construction Company, Ltd. (I)	198,010	1,429,295
Daewoo International Corp.	15,360	377,153
Daewoo Securities Company, Ltd. (I)	47,782	411,919
Daewoo Shipbuilding & Marine Engineering Company, Ltd.	75,405	1,740,835
Daewoong Company, Ltd.	638	8,078
Daewoong Pharmaceutical Company, Ltd.	2,090	37,087
Daishin Securities Company, Ltd.	55,150	416,290
Daiyang Metal Company, Ltd. (I)	6,490	3,298
Daou Technology, Inc.	45,290	460,067
Dayou Automotive Seat Technology Company, Ltd.	8,977	13,533
DCM Corp.	5,310	42,572
DGB Financial Group, Inc.	199,190	2,469,781
Digital Power Communications Company, Ltd.	14,000	18,647
Dong Ah Tire & Rubber Company, Ltd.	14,930	145,430
Dong Wha Pharmaceutical Company, Ltd.	30,690	129,286
Dong-A Pharmaceutical Company, Ltd.	3,999	242,173
Dong-Il Corp.	2,233	88,804
Dongaone Company, Ltd.	2,600	6,141
Dongbang Transport Logistics Company, Ltd.	5,650	28,271
Dongbu Corp. (I)	16,730	54,699
Dongbu HiTek Company, Ltd. (I)	31,340	199,044
Dongbu Insurance Company, Ltd.	16,954	678,123

32

Emerging Markets Fund
As of 5-31-12 (Unaudited)

	Shares	Value

South Korea (continued)

Dongbu Securities Company, Ltd.	37,619	$119,560
Dongbu Steel Company, Ltd. (I)	41,073	156,086
Dongil Industries Company, Ltd.	2,532	104,519
Dongil Paper Manufacturing Company, Ltd.	13,000	16,846
Dongil Rubber Belt Company, Ltd.	11,160	62,988
Dongkuk Steel Mill Company, Ltd.	55,860	772,646
Dongwon F&B Company, Ltd.	2,185	123,131
Dongwon Industries Company, Ltd.	99	15,628
Dongyang Engineering & Construction Corp. (I)	367	8,309
Dongyang Mechatronics Corp.	15,540	179,447
Doosan Heavy Industries and Construction Company, Ltd.	6,623	302,606
Doosan Industrial Development Company, Ltd. (I)	35,338	90,638
Doosan Infracore Company, Ltd. (I)	45,210	743,302
DuzonBlzon Company, Ltd. (I)	10,250	60,174
E-Mart Company, Ltd.	2,290	511,796
E1 Corp.	1,222	48,653
Eagon Industries Company, Ltd. (I)	480	2,121
Eugene Investment & Securities Company, Ltd. (I)	76,132	180,990
F&F Company, Ltd.	5,100	26,812
FCB Twelve Company, Ltd. (I)	7,970	41,119
Fila Korea, Ltd.	27	1,786
Foosung Company, Ltd. (I)	25,490	118,240
Fursys, Inc.	2,060	52,332
Gaon Cable Company, Ltd.	2,496	46,247
Global & Yuasa Battery Company, Ltd.	11,350	415,469
Golden Bridge Investment & Securities Company, Ltd.	34,860	33,803
Grand Korea Leisure Company, Ltd.	8,510	164,018
Green Cross Corp.	2,488	267,192
Green Cross Holdings Corp.	16,810	180,062
GS Engineering & Construction Corp.	27,346	1,861,784
GS Global Corp.	5,540	56,500
GS Holdings Corp.	62,273	2,916,948
Gwangju Shinsegae Company, Ltd.	981	181,071
Hae In Corp.	3,286	10,954
Halla Climate Control Corp.	19,860	336,236
Halla Engineering & Construction Corp.	18,491	142,214
Han Kuk Carbon Company, Ltd.	28,000	143,568
Hana Financial Group, Inc.	213,980	6,735,222
Hanall Biopharma Company, Ltd. (I)	14,770	83,067
Handok Pharmaceuticals Company, Ltd.	1,000	9,388
Handsome Company, Ltd.	30,148	779,926
Hanil Cement Manufacturing Company, Ltd.	5,149	139,169
Hanil Construction Company, Ltd. (I)	700	921
Hanil E-Wha Company, Ltd.	17,760	133,261
Hanjin Heavy Industries & Construction Company, Ltd. (I)	50,179	647,051
Hanjin Heavy Industries & Construction Holdings Company, Ltd.	23,700	142,339
Hanjin Shipping Company, Ltd. (I)	31,204	354,677
Hanjin Transportation Company, Ltd.	12,430	186,153
Hankook Cosmetics Manufacturing Company, Ltd. (I)	716	2,077
Hankook Shell Oil Company, Ltd.	395	70,937
Hankook Tire Company, Ltd.	44,340	1,782,891
Hankuk Glass Industries, Inc.	1,820	34,772
Hankuk Paper Manufacturing Company, Ltd.	5,180	81,973
Hanmi Holdings Company, Ltd. (I)	20,665	64,942
Hanmi Pharm Company, Ltd. (I)	1,462	63,197
Hansae Yes24 Holdings Company, Ltd.	8,000	51,675
Hanshin Construction Company, Ltd.	3,010	18,989

33

Emerging Markets Fund
As of 5-31-12 (Unaudited)

	Shares	Value

South Korea (continued)

Hansol CSN Company, Ltd.	62,840	$105,307
Hansol Homedeco Company, Ltd. (I)	45,930	44,508
Hansol LCD, Inc. (I)	3,570	41,958
Hansol Paper Company	51,360	314,773
Hanssem Company, Ltd.	5,740	85,431
Hanwha Chemical Corp.	104,490	1,824,535
Hanwha Corp.	12,280	292,343
Hanwha General Insurance Company, Ltd. (I)	2,370	11,873
Hanwha Securities Company, Ltd.	82,971	276,662
Hanwha Timeworld Company, Ltd.	3,410	55,000
Hanyang Securities Company, Ltd.	13,790	75,674
Heung-A Shipping Company, Ltd.	51,105	33,941
Heungkuk Fire & Marine Insurance Company, Ltd. (I)	3,370	13,895
Hite Holdings Company, Ltd.	12,240	93,575
HMC Investment Securities Company, Ltd.	21,160	226,336
Honam Petrochemical Corp.	5,219	1,102,968
Hotel Shilla Company, Ltd.	17,510	795,806
HS R&A Company, Ltd.	5,860	65,173
Huchems Fine Chemical Corp.	13,690	249,921
Husteel Company, Ltd.	7,290	141,542
Hwa Shin Company, Ltd.	8,700	72,996
Hwacheon Machine Tool Company, Ltd.	730	28,767
HwaSung Industrial Company, Ltd. (I)	3,530	8,601
Hynix Semiconductor, Inc. (I)	164,430	3,211,985
Hyosung Corp.	26,891	1,194,663
Hyundai Cement Company, Ltd. (I)	2,370	12,213
Hyundai Corp.	5,680	101,893
Hyundai Department Store Company, Ltd.	6,913	848,585
Hyundai Development Company	86,045	1,713,918
Hyundai Elevator Company, Ltd.	5,134	356,765
Hyundai Engineering & Construction Company, Ltd.	30,274	1,702,674
Hyundai Engineering Plastics Company, Ltd.	14,370	63,951
Hyundai Glovis Company, Ltd.	6,363	1,122,346
Hyundai H & S Company, Ltd.	21,780	302,448
Hyundai Heavy Industries Company, Ltd.	11,148	2,517,059
Hyundai Home Shopping Network Corp.	3,377	344,418
Hyundai Hysco Company, Ltd.	41,680	1,304,705
Hyundai Marine & Fire Insurance Company, Ltd.	31,890	793,644
Hyundai Merchant Marine Company, Ltd. (I)	20,550	435,929
Hyundai Mipo Dockyard Company, Ltd.	14,146	1,411,303
Hyundai Mobis	21,892	5,130,500
Hyundai Motor Company, Ltd.	143,884	29,700,144
Hyundai Pharmaceutical Industrial Company, Ltd.	9,400	10,540
Hyundai Securities Company, Ltd.	177,537	1,223,698
Hyundai Steel Company	48,430	3,468,768
IHQ, Inc. (I)	14,690	32,702
Il Dong Pharmaceutical Company, Ltd.	21,740	129,187
Iljin Diamond Company, Ltd.	2,310	14,525
Iljin Display Company, Ltd.	5,990	59,255
Iljin Electric Company, Ltd.	33,420	118,210
Iljin Holdings Company, Ltd.	23,248	35,108
Ilshin Spinning Company, Ltd.	1,370	82,962
Ilsung Pharmaceutical Company, Ltd.	1,682	105,352
Ilyang Pharmaceutical Company, Ltd. (I)	6,860	138,684
iMarketKorea, Inc.	8,940	143,778
Industrial Bank of Korea	194,600	1,983,975
Inzi Controls Company, Ltd.	6,490	35,268

34

Emerging Markets Fund
As of 5-31-12 (Unaudited)

	Shares	Value

South Korea (continued)

IS Dongseo Company, Ltd.	9,585	$86,250
ISU Chemical Company, Ltd.	13,580	264,633
Isupetasys Company, Ltd.	51,990	214,942
Jahwa Electronics Company, Ltd.	18,810	163,092
Jeil Mutual Savings Bank (I)	1,850	47
Jeil Pharmaceutical Company	10,190	120,175
Jeonbuk Bank, Ltd.	82,652	309,352
Jinro, Ltd.	16,480	286,142
Kangwon Land, Inc.	46,730	997,459
KB Financial Group, Inc., ADR (L)	207,207	6,460,714
KC Cottrell Company, Ltd.	520	5,967
KC Tech Company, Ltd.	13,926	45,023
KCC Corp.	4,990	1,250,216
Keangnam Enterprises, Ltd.	16,288	92,571
KEPCO Engineering & Construction Company, Inc.	3,794	234,055
Kepco Plant Service & Engineering Company, Ltd.	4,600	174,310
Keyang Electric Machinery Company, Ltd.	34,010	73,915
Keystone Global (I)	5,440	18,649
KG Chemical Corp.	8,530	59,701
Kia Motors Corp.	77,842	5,282,181
KISCO Corp.	7,076	129,718
KISCO Holdings Company, Ltd.	1,771	51,505
Kishin Corp.	12,176	49,485
KISWIRE, Ltd.	7,312	205,947
KIWOOM Securities Company, Ltd.	5,196	334,201
Ko-one Energy Service	110	2,585
Kolon Corp.	7,040	136,423
Kolon Engineering & Construction Company, Ltd.	33,760	147,010
Kolon Industries, Inc.	7,762	426,727
Korea Airport Service Company, Ltd.	2,230	56,146
Korea Cast Iron Pipe Industries Company, Ltd.	6,600	18,301
Korea Circuit Company, Ltd. (I)	10,520	104,984
Korea Electric Power Corp. (I)	21,120	401,662
Korea Electric Power Corp., ADR (I)(L)	49,816	468,270
Korea Electric Terminal Company, Ltd.	8,690	156,616
Korea Exchange Bank	330,220	2,290,909
Korea Express Company, Ltd. (I)	10,772	569,987
Korea Flange Company, Ltd.	5,690	62,154
Korea Gas Corp.	10,160	355,608
Korea Green Paper Manufacturing Company, Ltd. (I)	2,524	2,679
Korea Investment Holdings Company, Ltd.	57,117	1,938,144
Korea Kolmar Company, Ltd.	9,830	91,910
Korea Kumho Petrochemical Company, Ltd.	4,898	486,548
Korea Life Insurance Company, Ltd.	40,710	210,075
Korea Line Corp. (I)	4,543	37,681
Korea Mutual Savings Bank (I)	1,019	1,964
Korea Zinc Company, Ltd.	3,717	1,116,101
Korean Air Lines Company, Ltd. (I)	8,921	341,309
Korean Petrochemical Industrial Company, Ltd.	4,131	233,170
Korean Reinsurance Company, Ltd.	37,332	363,825
KP Chemical Corp.	25,230	309,296
KPX Chemcial Company, Ltd.	2,618	103,652
KT Corp.	15,990	377,201
KT&G Corp.	40,474	2,695,778
KTB Network Corp. (I)	86,060	145,220
Kukdo Chemical Company, Ltd.	3,388	116,138
Kumho Electric Company, Ltd.	6,620	97,748

35

Emerging Markets Fund
As of 5-31-12 (Unaudited)

	Shares	Value

South Korea (continued)

Kumho Industrial Company, Ltd. (I)	8,211	$43,790
Kumho Investment Bank (I)	99,870	43,299
Kumho Tire Company, Inc. (I)	18,300	202,863
Kumkang Industrial Company, Ltd.	1,400	11,989
Kunsul Chemical Industrial Company, Ltd.	3,660	45,674
Kwang Dong Pharmaceutical Company, Ltd.	57,300	182,866
Kwang Myung Electric Engineering Company, Ltd. (I)	19,020	42,888
Kyeryong Construction Industrial Company, Ltd.	4,430	38,979
Kyobo Securities Company, Ltd.	35,708	140,654
Kyung Nong Corp.	2,260	5,703
Kyung-In Synthetic Corp.	37,370	83,044
Kyungbang, Ltd. (I)	948	70,212
KyungDong City Gas Comopany, Ltd.	523	25,464
LG Chem, Ltd.	14,019	3,449,510
LG Corp.	24,972	1,161,806
LG Display Company, Ltd., ADR (I)(L)	447,828	3,936,408
LG Electronics, Inc.	64,143	3,585,753
LG Fashion Corp. Ltd.	9,270	248,814
LG Hausys, Ltd.	1,197	59,950
LG Household & Health Care, Ltd.	3,454	1,707,906
LG Innotek Company, Ltd. (I)	2,733	183,274
LG International Corp.	3,019	98,071
LG Life Sciences, Ltd. (I)	7,060	170,944
LG Uplus Corp.	288,760	1,327,369
LIG Non-Life Insurance Company, Ltd.	17,800	387,806
Livart Furniture Company, Ltd.	4,180	20,099
Lotte Chilsung Beverage Company, Ltd.	932	1,068,294
Lotte Confectionery Company, Ltd.	1,081	1,422,913
Lotte Midopa Company, Ltd.	34,850	405,548
Lotte Samkang Company, Ltd.	1,240	561,953
Lotte Shopping Company, Ltd.	10,033	2,672,557
Lotte Tour Development Company, Ltd. (I)	2,160	19,035
LS Cable, Ltd.	7,371	507,266
LS Industrial Systems Company, Ltd.	7,223	340,437
Macquarie Korea Infrastructure Fund	66,190	329,762
Mando Corp.	6,900	940,051
Manho Rope & Wire, Ltd.	1,400	17,451
Meritz Fire & Marine Insurance Company, Ltd.	6,630	65,670
Meritz Securities Company, Ltd.	255,563	158,515
Mi Chang Oil Industrial Company, Ltd.	724	28,616
Mirae Asset Securities Company, Ltd.	11,630	309,581
Moorim P&P Company, Ltd.	28,480	100,733
Moorim Paper Company, Ltd.	42,600	91,466
Motonic Corp.	17,805	104,716
Namhae Chemical Corp.	12,020	87,911
Namyang Dairy Products Company, Ltd.	801	443,202
National Information & Credit Evaluation, Inc.	297	12,319
NCSoft Corp.	7,423	1,505,988
Nexen Corp.	6,790	350,967
NH Investment & Securities Company, Ltd.	37,537	162,437
NHN Corp.	15,151	3,111,552
Nice Information Service Company, Ltd. (I)	1,885	7,546
NK Company, Ltd.	16,960	58,459
Nong Shim Company, Ltd.	5,080	905,965
Nong Shim Holdings Company, Ltd.	2,723	118,502
OCI Company, Ltd.	7,159	1,231,946
Orion Corp.	1,706	1,389,959

36

Emerging Markets Fund
As of 5-31-12 (Unaudited)

	Shares	Value

South Korea (continued)

Ottogi Corp.	2,165	$297,022
Pacific Corp.	4,824	1,248,462
Pang Rim Company, Ltd.	950	9,408
PaperCorea, Inc. (I)	99,660	79,877
Poonglim Industrial Company, Ltd. (I)	5,520	514
Poongsan Corp.	27,049	584,317
Poongsan Holdings Corp.	4,780	84,729
POSCO	4,550	1,389,064
POSCO Coated & Color Steel Company, Ltd.	4,270	59,660
POSCO, ADR (L)	54,889	4,156,744
Pulmuone Company, Ltd.	1,122	34,426
Pusan City Gas Company, Ltd.	8,930	136,767
RNL BIO Company, Ltd. (I)	45,600	143,389
S&T Corp. (I)	1,630	27,184
S&T Daewoo Company, Ltd.	8,720	152,034
S&T Dynamics Company, Ltd.	29,369	303,201
S&T Holdings Company, Ltd.	10,110	89,354
S-Oil Corp.	14,457	1,133,060
S1 Corp.	9,097	435,356
Saehan Media Company, Ltd. (I)	6,266	27,580
Saeron Automotive Corp.	10,870	42,512
Sajo Industries Company, Ltd.	1,057	45,372
Sajodaerim Corp.	1,400	17,783
Sam Lip General Foods Company, Ltd.	3,850	50,837
Sam Young Electronics Company, Ltd.	17,300	119,385
Sam Yung Trading Company, Ltd.	4,805	24,038
Sambu Construction Company, Ltd. (I)	7,139	31,619
Samchully Company, Ltd.	932	70,991
Samick Musical Instruments Company, Ltd.	59,990	66,420
Samick THK Company, Ltd.	7,060	35,684
Samjin Pharmaceutical Company, Ltd.	14,550	106,762
SamkwangGlass Company, Ltd.	1,080	49,749
Samsung C&T Corp.	132,369	7,615,111
Samsung Electro-Mechanics Company, Ltd.	28,815	2,485,977
Samsung Electronics Company, Ltd.	30,704	31,455,314
Samsung Electronics Company, Ltd., GDR	2,125	1,096,891
Samsung Engineering Company, Ltd.	9,766	1,553,192
Samsung Fine Chemicals Company, Ltd.	1,544	71,859
Samsung Fire & Marine Insurance Company, Ltd.	12,895	2,298,702
Samsung Heavy Industries Company, Ltd.	61,710	1,906,677
Samsung Life Insurance Company, Ltd.	8,056	665,788
Samsung SDI Company, Ltd.	41,708	5,400,301
Samsung Securities Company, Ltd.	23,973	1,021,629
Samsung Techwin Company, Ltd.	16,646	1,049,335
Samwhan Corp. (I)	130	435
Samyang Corp.	4,589	196,916
Samyang Foods Company, Ltd.	2,320	42,210
Samyang Genex Company, Ltd.	2,734	113,775
Samyang Holdings Corp.	4,930	219,159
Samyang Tongsang Company, Ltd.	690	12,079
Samyoung Chemical Company, Ltd.	15,900	45,600
SAVEZONE I&C Corp.	16,880	36,492
SBS Media Holdings Company, Ltd.	66,090	216,083
Seah Besteel Corp.	18,210	609,218
SeAH Holdings Corp.	1,354	115,552
SeAH Steel Corp.	2,658	213,743
Sebang Company, Ltd.	14,980	187,210

37

Emerging Markets Fund
As of 5-31-12 (Unaudited)

	Shares	Value

South Korea (continued)

Sejong Industrial Company, Ltd.	8,680	$95,048
Seoul City Gas Company, Ltd.	130	4,888
Seowon Company, Ltd.	23,820	56,817
Sewon Cellontech Company, Ltd. (I)	7,760	21,317
SG Corp. (I)	48,000	16,830
SH Chemical Company, Ltd. (I)	31,743	16,716
Shin Poong Pharmaceutical Company, Ltd.	20,134	66,464
Shinhan Financial Group Company, Ltd., ADR (L)	142,226	9,162,199
Shinhan Financial Group Company, Ltd.	80,650	2,589,492
Shinsegae Company, Ltd.	8	1,557
Shinsegae Engineering & Construction Company, Ltd.	1,110	13,902
Shinsegae Information & Communication Company, Ltd.	484	19,929
Shinsung Solar Energy Company, Ltd. (I)	12,710	34,078
Shinwon Corp. (I)	43,430	41,521
Shinyoung Securities Company, Ltd.	7,920	191,380
Silla Company, Ltd.	11,237	135,621
Sindoh Company, Ltd.	5,692	269,016
SJM Company, Ltd.	6,871	39,940
SJM Holdings Company, Ltd.	2,764	8,114
SK C&C Company, Ltd.	7,193	571,086
SK Chemicals Company, Ltd.	1,538	67,563
SK Gas Company, Ltd.	4,539	226,666
SK Holdings Company, Ltd.	27,610	2,859,487
SK Innovation Company, Ltd.	19,256	2,279,295
SK Networks Company, Ltd.	171,660	1,226,002
SK Telecom Company, Ltd.	4,853	492,389
SKC Company, Ltd.	11,190	394,986
SL Corp.	5,380	97,625
Solomon Mutual Savings Bank (I)	3,600	3,462
Songwon Industrial Company, Ltd.	5,360	35,876
Ssangyong Cement Industrial Company, Ltd. (I)	34,830	119,001
STX Corp.	34,306	282,550
STX Pan Ocean Company, Ltd.	154,020	569,140
STX Shipbuilding Company, Ltd.	81,850	743,744
Suheung Capsule Company, Ltd.	9,580	101,018
Sung Bo Chemicals Company, Ltd.	410	8,846
Sung Jin Geotec Company, Ltd. (I)	7,790	67,240
Sungshin Cement Company, Ltd. (I)	5,760	15,544
Sunjin Company, Ltd.	8,545	55,200
Sunjin Holdings Company, Ltd. (I)	628	11,143
Tae Kyung Industrial Company, Ltd.	14,930	38,515
Taegu Department Store Company, Ltd.	12,550	146,474
Taekwang Industrial Company, Ltd.	529	353,926
Taeyoung Engineering & Construction, Ltd.	46,820	181,717
Taihan Electric Wire Company, Ltd. (I)	156,150	355,661
Tailim Packaging Industrial Company, Ltd.	59,700	68,551
Tec & Company (I)	57,230	6,923
Telcoware Company, Ltd.	863	5,406
The Basic House Company, Ltd. (I)	5,150	51,879
Tong Yang Investment Bank	128,580	439,966
Tong Yang Life Insurance	12,740	98,347
Tong Yang Major Corp. (I)	118,287	78,424
Tong Yang Moolsan Company, Ltd.	1,500	26,211
Trybrands, Inc. (I)	30,360	25,224
TS Corp.	7,222	125,379
Uangel Corp.	7,990	33,734
Unid Company, Ltd.	3,957	119,642

38

Emerging Markets Fund
As of 5-31-12 (Unaudited)

	Shares	Value

South Korea (continued)

Union Steel	4,420	$43,728
Visang Education, Inc.	397	2,204
Wiscom Company, Ltd.	3,680	13,014
Woongjin Chemical Company, Ltd. (I)	88,800	58,170
Woongjin Coway Company, Ltd.	28,680	857,588
Woongjin Holdings Company, Ltd. (I)	27,240	118,063
Woongjin Thinkbig Company, Ltd.	8,640	72,262
Woori Finance Holdings Company, Ltd.	355,510	3,293,749
Woori Finance Holdings Company, Ltd., ADR (L)	7,867	220,905
Woori Financial Company, Ltd.	10,350	137,955
Woori Investment & Securities Company, Ltd.	192,379	1,723,368
YESCO Company, Ltd.	1,480	31,560
Yoosung Enterprise Company, Ltd.	10,176	25,541
Youlchon Chemical Company, Ltd.	21,790	143,048
Young Poong Corp.	528	358,781
Youngone Corp.	18,824	477,335
Youngone Holdings Company, Ltd.	6,286	307,569
Yuhan Corp.	3,761	367,656
YuHwa Securities Company, Ltd.	3,240	34,731
Yungjin Pharmaceutical Company, Ltd. (I)	46,320	60,919

Taiwan 12.6%		249,345,619

Ability Enterprise Company, Ltd.	114,000	107,631
AcBel Polytech, Inc.	356,000	198,347
Accton Technology Corp.	662,796	388,189
Ace Pillar Company, Ltd.	38,400	60,545
Acer, Inc.	658,000	672,731
Achem Technology Corp.	228,050	111,355
Action Electronics Company, Ltd.	439,640	122,918
Adlink Technology, Inc.	61,200	74,231
Advanced Semiconductor Engineering, Inc.	790,000	746,997
Advanced Semiconductor Engineering, Inc., ADR (L)	215,815	999,223
Advancetek Enterprise Company, Ltd.	70,440	63,534
Advantech Company, Ltd.	142,300	485,910
AGV Products Corp. (I)	545,829	182,515
Ali Corp.	174,000	202,619
Allis Electric Company, Ltd.	154,000	42,492
Alpha Networks, Inc.	440,000	349,819
Altek Corp.	360,702	258,743
AMPOC Far-East Company, Ltd.	132,000	114,592
AmTRAN Technology Company, Ltd.	1,105,775	902,951
APCB, Inc.	143,000	96,703
Apex Biotechnology Corp.	54,000	134,808
Apex Medical Corp.	24,000	25,227
Apex Science & Engineering	206,265	75,797
Arima Communication Corp. (I)	523,000	305,225
Arima Optoelectronics Corp. (I)	74,100	14,797
Asia Cement Corp.	3,548,465	4,235,936
Asia Optical Company, Inc. (I)	274,710	245,948
Asia Polymer Corp.	505,500	525,533
ASROCK, Inc.	28,000	105,645
Asustek Computer, Inc.	447,528	4,478,011
Aten International Company, Ltd.	53,000	99,742
AU Optronics Corp., ADR (L)	812,167	3,240,546
Audix Corp.	173,200	146,433
Aurora Corp.	58,000	95,450
Aurora Systems Corp.	133,000	171,463

39

Emerging Markets Fund
As of 5-31-12 (Unaudited)

	Shares	Value

Taiwan (continued)

AV Tech Corp.	17,000	$55,162
Avision, Inc.	277,916	90,711
Awea Mechantronic Company, Ltd.	6,300	6,073
Bank of Kaohsiung, Ltd.	629,618	177,951
Basso Industry Corp. (I)	23,000	16,339
BES Engineering Corp.	2,097,200	480,633
Biostar Microtech International Corp.	227,000	112,869
Bright LED Electronics Corp.	49,000	33,246
C Sun Manufacturing, Ltd.	175,729	129,369
Cameo Communications, Inc.	350,955	83,959
Capital Securities Corp.	2,487,371	818,355
Career Technology MFG. Company, Ltd.	188,000	287,422
Carnival Industrial Corp. (I)	512,000	173,087
Catcher Technology Company, Ltd.	258,000	1,635,146
Cathay Chemical Works, Inc.	106,000	40,110
Cathay Financial Holdings Company, Ltd.	1,889,260	1,849,696
Cathay Real Estate Development Company, Ltd.	1,105,000	486,345
Central Reinsurance Company, Ltd.	214,535	83,692
Chain Qui Development Company, Ltd.	141,000	98,442
Champion Building Materials Company, Ltd.	512,852	193,430
Chang Hwa Commercial Bank, Ltd.	4,122,380	2,138,688
Chang Wah Electromaterials, Inc.	15,150	35,880
Charoen Pokphand Enterprise	300,000	135,141
Cheng Loong Corp.	1,367,480	514,172
Cheng Shin Rubber Industry Company, Ltd.	614,059	1,480,164
Cheng UEI Precision Industry Company, Ltd.	666,673	1,392,557
Chenming Mold Industrial Corp.	63,000	50,149
Chia Hsin Cement Corp.	679,699	300,487
Chicony Electronics Company, Ltd.	302,630	574,321
Chien Kuo Construction Company, Ltd.	425,872	189,636
Chien Shing Stainless Steel Company, Ltd. (I)	254,000	31,881
Chimei Innolux Corp. (I)	5,335,758	2,240,715
Chin-Poon Industrial Company, Ltd.	539,642	485,964
China Airlines, Ltd.	803,820	323,014
China Chemical & Pharmaceutical Company, Ltd.	84,000	49,341
China Development Financial Holdings Corp.	9,119,331	2,289,092
China Ecotek Corp.	33,000	70,426
China Electric Manufacturing Corp.	147,000	100,410
China General Plastics Corp. (I)	335,000	102,127
China Hi-ment Corp.	48,000	75,005
China Life Insurance Company, Ltd.	1,010,160	927,793
China Manmade Fibers Corp. (I)	1,563,000	482,524
China Metal Products Company, Ltd.	359,947	222,407
China Motor Company, Ltd.	711,905	633,799
China Petrochemical Development Corp.	3,306,358	2,772,379
China Steel Chemical Corp.	96,000	432,347
China Steel Corp.	3,916,000	3,672,495
China Steel Structure Company, Ltd.	204,000	204,560
China Synthetic Rubber Corp.	672,937	653,501
China Wire & Cable Company, Ltd. (I)	338,000	87,824
Chinatrust Financial Holding Company, Ltd.	4,006,174	2,232,716
Ching Feng Home Fashions Company, Ltd. (I)	4,319	891
Chong Hong Construction Company	97,400	186,732
Chroma ATE, Inc.	188,440	422,017
Chun Yu Works & Company, Ltd. (I)	360,000	110,036
Chun Yuan Steel Industrial Company, Ltd.	634,688	260,453
Chung Hsin Electric & Machinery Manufacturing Corp.	623,000	354,691

40

Emerging Markets Fund
As of 5-31-12 (Unaudited)

	Shares	Value

Taiwan (continued)

Chung Hung Steel Corp.	1,284,226	$359,130
Chung Hwa Pulp Corp.	580,290	180,063
Chunghwa Picture Tubes, Ltd. (I)	5,416,320	180,224
Chunghwa Telecom Company, Ltd., ADR (L)	67,506	2,014,379
Chuwa Wool Industry Company, Ltd.	99,000	48,240
Chyang Sheng Dyeing & Finishing Company, Ltd. (I)	70,000	23,525
Clevo Company	267,000	382,551
CMC Magnetics Corp. (I)	4,049,000	650,479
Collins Company, Ltd.	223,797	106,816
Compal Communications, Inc.	315,000	383,656
Compal Electronics, Inc.	2,212,895	2,281,361
Compeq Manufactuing Company (I)	1,408,000	558,176
Continental Holdings Corp.	539,000	194,024
Cosmo Electronics Corp. (I)	24,000	19,567
Coxon Precise Industrial Company, Ltd.	152,231	205,752
CSBC Corp. Taiwan	37,197	29,193
CTCI Corp.	234,000	477,194
CviLux Corp.	25,000	35,271
Cyberlink Corp.	34,402	98,027
Cybertan Technology, Inc.	119,000	98,766
D-Link Corp.	947,627	633,060
Da Cin Construction Company, Ltd.	228,000	145,446
Dah Fung CATV Company, Ltd.	14,000	26,954
Darfon Electronics Corp.	351,950	254,340
De Licacy Industrial Company	150,000	40,228
Delpha Construction Company, Ltd.	323,905	90,822
Delta Electronics, Inc.	545,000	1,517,909
Depo Auto Parts Industrial Company, Ltd.	58,000	122,818
DFI, Inc.	62,000	45,892
Dynamic Electronics Company, Ltd.	369,685	115,453
E-lead Electronic Company, Ltd. (I)	19,000	20,925
E-life Mall Corp.	44,000	94,292
E.Sun Financial Holding Company, Ltd.	4,814,703	2,417,559
Eastern Media International Corp. (I)	1,374,053	133,695
Eclat Textile Company, Ltd.	193,327	451,321
Edom Technology Company, Ltd.	220,000	66,654
Elan Microelectronics Corp.	214,000	278,428
Elite Advanced Laser Corp.	50,000	63,803
Elite Material Company	102,000	95,225
Elite Semiconductor Memory Technology, Inc.	73,000	58,884
Elitegroup Computer Systems Company, Ltd. (I)	975,576	351,101
Enlight Corp. (I)	49,439	3,441
Entie Commercial Bank	360,000	145,185
Epistar Corp.	76,000	168,079
Eternal Chemical Company, Ltd.	297,644	220,941
EVA Airways Corp.	574,160	341,523
Everest Textile Company, Ltd. (I)	272,000	78,948
Evergreen International Storage & Transport Corp.	765,320	389,413
Evergreen Marine Corp.	1,770,886	868,434
Everlight Chemical Industrial Corp.	72,000	45,684
Everlight Electronics Company, Ltd.	187,000	326,660
Everspring Industry Company, Ltd. (I)	277,000	75,838
Evertop Wire Cable Corp. (I)	46,275	6,069
Excel Cell Electronic Company, Ltd.	103,000	39,315
Excelsior Medical Company, Ltd.	12,000	23,547
Far Eastern Department Stores Company, Ltd.	652,746	607,381
Far Eastern International Bank	1,889,909	705,405

41

Emerging Markets Fund
As of 5-31-12 (Unaudited)

	Shares	Value

Taiwan (continued)

Far Eastern New Century Corp.	938,290	$948,878
Far EasTone Telecommunications Company, Ltd.	636,000	1,414,259
Faraday Technology Corp.	194,586	244,167
Farglory F T Z Investment Holding Company, Ltd. (I)	15,000	8,036
Farglory Land Development Company, Ltd.	82,000	132,438
Federal Corp.	502,741	249,982
Feng Hsin Iron & Steel Company, Ltd.	181,000	314,006
Feng Tay Enterprise Company, Ltd.	106,000	98,698
First Copper Technology Company, Ltd.	408,000	99,709
First Financial Holding Company, Ltd.	6,036,391	3,525,949
First Hotel	44,523	28,020
First Insurance Company, Ltd.	313,165	130,862
First Steamship Company, Ltd.	60,000	81,026
Flexium Interconnect, Inc.	90,229	352,976
Flytech Technology Company, Ltd.	43,298	102,097
Forhouse Corp.	575,894	301,575
Formosa Advanced Technologies Company, Ltd.	42,000	37,683
Formosa Chemicals & Fibre Corp.	856,000	2,264,047
Formosa International Hotels Corp.	22,700	262,501
Formosa Oilseed Processing	193,874	84,411
Formosa Petrochemical Corp.	358,000	975,084
Formosa Plastics Corp.	1,051,000	2,748,409
Formosa Taffeta Company, Ltd.	939,000	848,599
Formosan Rubber Group, Inc.	612,000	399,520
Formosan Union Chemical	484,158	345,701
Founding Construction & Development Company, Ltd.	217,310	128,655
Foxconn Technology Company, Ltd.	149,100	536,188
Froch Enterprise Company, Ltd. (I)	292,000	97,631
FSP Technology, Inc.	314,224	298,035
FU I Industrial Company, Ltd.	134,298	63,310
Fubon Financial Holding Company, Ltd.	1,116,000	1,107,587
Fullerton Technology Company, Ltd.	156,819	150,978
Fwusow Industry Company, Ltd.	335,638	170,236
G Shank Enterprise Company, Ltd.	226,000	111,856
Gem Terminal Industrial Company, Ltd.	47,500	21,473
Gemtek Technology Corp.	17,496	14,930
Genesis Photonics, Inc. (I)	140,847	143,101
Genius Electronic Optical Company, Ltd.	24,000	189,012
Geovision, Inc.	26,697	96,683
Getac Technology Corp.	623,000	498,818
Giant Manufacturing Company, Ltd.	146,000	685,019
Giantplus Technology Company, Ltd. (I)	345,000	102,533
Gigabyte Technology Company, Ltd.	789,719	691,457
Gigastorage Corp.	137,100	116,272
Global Brands Manufacture, Ltd.	299,154	133,313
Global Mixed Mode Technology, Inc.	32,000	95,871
Global Unichip Corp.	43,000	164,074
Gold Circuit Electronics, Ltd.	616,071	138,849
Goldsun Development & Construction Company, Ltd.	1,820,005	626,330
Gordon Auto Body Parts Company, Ltd. (I)	134,184	25,340
Grand Pacific Petrochemical Corp.	1,174,000	478,443
Grape King Industrial Company	72,000	126,076
Great China Metal Industry Company, Ltd.	303,000	340,126
Great Taipei Gas Company, Ltd.	40,000	25,385
Great Wall Enterprise Company, Ltd.	498,128	477,229
GTM Corp.	222,000	91,964
Hannstar Board Corp. (I)	264,467	133,234

42

Emerging Markets Fund
As of 5-31-12 (Unaudited)

	Shares	Value

Taiwan (continued)

HannStar Display Corp. (I)	8,104,000	$691,563
Hey Song Corp.	927,000	1,131,471
Highwealth Construction Corp.	256,000	411,350
Hiti Digital, Inc.	46,118	28,575
Hitron Technology, Inc.	167,000	95,028
Hiwin Technologies Corp.	58,660	586,778
Ho Tung Chemical Corp. (I)	999,265	571,981
Hocheng Group Corp. (I)	313,000	82,795
Hold-Key Electric Wire & Cable Company, Ltd.	228,119	76,206
Holiday Entertainment Company, Ltd.	48,000	81,337
Holtek Semiconductor, Inc.	101,000	114,633
Holystone Enterprise Company, Ltd.	332,478	301,719
Hon Hai Precision Industry Company, Ltd.	2,572,600	7,507,675
Hong Ho Precision Textile Company (I)	39,000	16,329
Hong TAI Electric Industrial Company, Ltd.	309,000	100,330
Hong YI Fiber Industry Company	99,680	29,841
Hota Industrial Manufacturing Company, Ltd. (I)	95,000	48,654
Hotai Motor Company, Ltd.	128,000	834,988
Hsin Kuang Steel Company, Ltd.	326,153	219,489
Hsing TA Cement Company, Ltd.	227,000	79,459
HTC Corp.	187,700	2,696,550
Hua Eng Wire & Cable Company, Ltd.	732,000	197,503
Hua Nan Financial Holdings Company, Ltd.	4,405,326	2,418,727
Huaku Development Company, Ltd.	128,209	297,520
Huang Hsiang Construction Company	73,000	153,596
Hung Ching Development Company, Ltd.	203,000	73,035
Hung Poo Real Estate Development Corp.	80,000	64,352
Hung Sheng Construction Company, Ltd.	813,008	405,728
Hwa Fong Rubber Company, Ltd. (I)	451,770	77,367
I-Chiun Precision Industry Company, Ltd.	33,000	24,401
I-Sheng Electric Wire & Cable Company, Ltd.	22,000	31,825
Ichia Technologies, Inc. (I)	512,300	270,830
ICP Electronics, Inc.	54,000	74,488
Infortrend Technology, Inc.	148,000	108,494
Inotera Memories, Inc. (I)	2,860,165	730,147
Inventec Company, Ltd.	2,945,609	978,996
ITE Technology, Inc.	11,000	9,273
Iteq Corpiteq Corp.	144,000	151,303
Jenn Feng New Energy Company, Ltd. (I)	47,000	19,278
Jess-Link Products Company, Ltd. (I)	63,000	56,917
Johnson Health Tech Company, Ltd.	41,650	84,521
Jui Li Enterprise Company, Ltd.	35,950	8,930
Kang Na Hsiung Enterprise Company, Ltd.	168,000	72,988
Kaulin Manufacturing Company, Ltd.	124,490	96,969
KEE TAI Properties Company, Ltd.	624,973	327,439
Kenda Rubber Industrial Company, Ltd.	242,354	281,897
Kerry TJ Logistics Company, Ltd.	202,000	224,008
Kian Shen Corp.	9,000	13,723
Kindom Construction Company, Ltd.	393,000	235,324
King Slide Works Company, Ltd.	27,000	154,559
King Yuan Electronics Company, Ltd.	1,749,762	820,059
King's Town Bank (I)	1,035,000	599,284
King's Town Construction Company, Ltd.	24,000	21,696
Kinik Company	59,000	85,613
Kinko Optical Company, Ltd.	66,648	100,372
Kinpo Electronics, Inc.	1,763,724	397,891
Kinsus Interconnect Technology Corp.	161,000	466,117

43

Emerging Markets Fund
As of 5-31-12 (Unaudited)

	Shares	Value

Taiwan (continued)

Kung Long Batteries Industrial Company, Ltd.	29,000	$43,622
Kuoyang Construction Company, Ltd. (I)	32,000	12,767
Kwong Fong Industries Corp.	394,100	177,477
KYE System Corp.	112,000	38,126
L&K Engineering Company, Ltd.	205,952	224,585
Lan Fa Textile Company, Ltd.	348,183	102,392
Largan Precision Company, Ltd.	44,000	830,392
LCY Chemical Corp.	221,881	347,613
Lead Data, Inc. (I)	358,173	28,443
Leader Electronics, Inc.	181,867	69,756
Leadtrend Technology Corp.	23,599	39,890
Lealea Enterprise Company, Ltd.	994,941	385,180
Ledtech Electronics Corp.	6,236	2,946
LEE CHI Enterprises Company, Ltd.	287,000	118,623
Lelon Electronics Corp.	162,000	74,040
Leofoo Development Company, Ltd. (I)	411,012	228,385
LES Enphants Company, Ltd.	97,160	89,247
Li Peng Enterprise Company, Ltd.	638,950	184,433
Lian Hwa Food Corp.	141,110	165,218
Lien Hwa Industrial Corp.	715,784	423,106
Lingsen Precision Industries, Ltd.	438,101	249,807
LITE-On It Corp.	601,271	572,010
Lite-On Semiconductor Corp.	463,080	248,729
Lite-On Technology Corp.	2,145,167	2,743,213
Long Bon International Company, Ltd.	530,000	225,685
Long Chen Paper Company, Ltd.	589,476	156,704
Lotes Company, Ltd.	9,000	22,049
Lucky Cement Corp. (I)	272,000	54,912
Lumax International Corp., Ltd.	59,450	131,477
Macronix International Company, Ltd.	4,239,694	1,221,975
Makalot Industrial Company, Ltd.	78,000	223,424
Marketech International Corp.	207,000	140,283
Masterlink Securities Corp.	1,615,780	485,300
Maxtek Technology Company, Ltd.	55,000	45,097
Mayer Steel Pipe Corp.	250,407	95,560
Maywufa Company, Ltd.	18,000	7,925
MediaTek, Inc.	227,000	2,005,986
Mega Financial Holding Company, Ltd.	4,854,920	3,371,384
Meiloon Industrial Company, Ltd.	285,231	78,412
Mercuries & Associates, Ltd.	532,006	393,813
Mercuries Data Systems, Ltd. (I)	163,000	57,576
Merida Industry Company, Ltd.	102,000	368,750
Merry Electronics Company, Ltd.	38,000	63,437
Micro-Star International Company, Ltd.	1,191,488	566,549
Microelectronics Technology, Inc. (I)	647,000	199,778
MIN AIK Technology Company, Ltd.	93,000	225,742
Mirle Automation Corp.	24,000	17,175
Mitac International Corp.	1,695,466	562,371
Mobiletron Electronics Company, Ltd. (I)	67,000	40,267
Mosel Vitelic, Inc. (I)	1,060,109	124,501
Mustek Systems, Inc. (I)	40,151	2,370
Nak Sealing Technologies Corp.	41,000	69,376
Namchow Chemical Industrial Company, Ltd.	100,000	94,231
Nan Kang Rubber Tire Company, Ltd.	287,943	397,118
Nan Ya Plastics Corp.	1,343,000	2,355,776
Nan Ya Printed Circuit Board Corp.	70,930	115,741
Nantex Industry Company, Ltd.	310,071	264,791

44

Emerging Markets Fund
As of 5-31-12 (Unaudited)

	Shares	Value

Taiwan (continued)

National Petroleum Company, Ltd.	90,000	$100,142
New Asia Construction & Development Corp.	266,112	76,353
Nichidenbo Corp.	9,000	8,187
Nien Hsing Textile Company, Ltd.	430,205	273,755
Novatek Microelectronics Corp., Ltd.	225,000	667,137
Ocean Plastics Company, Ltd. (I)	29,000	21,008
Optimax Technology Corp. (I)	170,816	7,955
Opto Technology Corp.	223,000	95,126
Orient Semiconductor Electronics, Ltd. (I)	720,000	98,287
Oriental Union Chemical Corp.	226,000	268,634
Orise Technology Company, Ltd.	24,000	26,402
Pacific Construction Company, Ltd. (I)	145,368	43,465
Pan-International Industrial	174,500	171,937
Paragon Technologies Company, Ltd.	96,000	91,919
Pegatron Corp.	987,321	1,369,798
Phihong Technology Company, Ltd.	155,416	162,117
Phytohealth Corp. (I)	74,000	103,592
Pihsiang Machinery Manufacturing Company, Ltd. (I)	101,000	109,233
Plotech Company, Ltd.	146,000	63,491
Polytronics Technology Corp.	36,000	67,242
Pou Chen Corp.	2,935,448	2,540,453
Power Quotient International Company, Ltd. (I)	131,000	42,071
Powercom Company, Ltd.	72,760	37,082
Powertech Industrial Company, Ltd.	13,000	10,572
Powertech Technology, Inc.	256,000	495,403
President Chain Store Corp.	236,000	1,244,504
President Securities Corp.	1,106,077	572,054
Prince Housing & Development Corp.	618,030	422,307
Prodisc Technology, Inc. (I)	540,000	3,076
Promate Electronic Company, Ltd.	222,000	177,322
Promise Technology, Inc. (I)	64,000	40,016
Qisda Corp.	1,246,440	298,234
Quanta Computer, Inc.	496,000	1,294,980
Quintain Steel Company, Ltd. (I)	427,750	100,723
Radiant Opto-Electronics Corp.	837,651	3,768,437
Radium Life Tech Company, Ltd.	93,861	60,940
Ralec Electronic Corp.	63,259	59,279
Realtek Semiconductor Corp.	186,210	369,601
Rechi Precision Company, Ltd.	364,620	330,126
Rexon Industrial Corp., Ltd. (I)	291,000	48,638
Richtek Technology Corp.	85,000	509,058
Ritek Corp. (I)	3,965,428	562,219
Ruentex Development Company, Ltd.	330,185	482,186
Ruentex Industries, Ltd.	158,811	252,994
Sampo Corp.	928,997	285,530
San Fang Chemical Industry Company, Ltd.	39,000	29,831
Sanyang Industrial Company, Ltd.	1,102,389	625,842
Sanyo Electric Taiwan Company, Ltd.	43,000	39,844
Sci Pharmtech, Inc.	10,759	19,196
Senao International Company, Ltd.	54,000	198,692
Sercomm Corp.	73,000	105,286
Sesoda Corp.	48,000	52,552
Shan-Loong Transportation Company, Ltd.	4,000	2,503
Sheng Yu Steel Company, Ltd.	188,000	119,644
Shenmao Technology, Inc.	40,000	47,710
Shih Wei Navigation Company, Ltd.	54,000	48,119
Shihlin Electric & Engineering Corp.	531,213	628,527

45

Emerging Markets Fund
As of 5-31-12 (Unaudited)

	Shares	Value

Taiwan (continued)

Shihlin Paper Corp. (I)	72,000	$94,640
Shin Hai Gas Corp.	2,000	2,445
Shin Kong Financial Holding Company, Ltd. (I)	7,367,017	2,041,798
Shin Shin Natural Gas Company	1,000	913
Shin Zu Shing Company, Ltd.	159,933	436,119
Shining Building Business Company, Ltd. (I)	113,300	96,512
Shinkong Insurance Company, Ltd.	310,000	203,918
Shinkong Synthetic Fibers Corp.	2,075,287	621,316
Shinkong Textile Company, Ltd.	102,000	137,679
Shiny Chemical Industrial Company, Ltd.	4,000	5,231
Shuttle, Inc. (I)	229,985	61,330
Sigurd Microelectronics Corp.	541,887	405,444
Silicon Integrated Systems Corp.	794,000	244,988
Siliconware Precision Industries Company, ADR	200,628	1,047,278
Siliconware Precision Industries Company	395,000	429,675
Silitech Technology Corp.	58,280	133,033
Sinbon Electronics Company, Ltd.	203,000	161,490
Sincere Navigation Corp.	306,000	289,527
Sinkang Industries, Ltd.	112,380	36,991
Sinon Corp.	534,150	231,357
SinoPac Holdings Company, Ltd.	7,302,954	2,712,934
Sinphar Pharmaceutical Company, Ltd.	46,982	37,995
Sintek Photronic Corp. (I)	225,000	92,588
Sinyi Realty Company	104,800	146,902
Sitronix Technology Corp. (I)	32,000	40,898
Siward Crystal Technology Company, Ltd.	181,301	53,045
Solelytex Industrial Corp. (I)	136,758	51,259
Solomon Technology Corp.	201,036	66,876
Sonix Technology Company, Ltd.	97,000	158,948
Southeast Cement Company, Ltd.	390,000	153,802
Spirox Corp.	166,369	60,100
Springsoft, Inc.	348,000	492,151
Standard Chemical & Pharma	10,000	8,056
Standard Foods Corp.	95,000	288,375
Stark Technology, Inc.	164,000	151,513
Sunonwealth Electric Machine Industry Company, Ltd.	10,000	7,453
Sunplus Technology Company, Ltd.	651,000	197,582
Sunspring Metal Corp. (I)	17,000	17,279
Super Dragon Technology Company, Ltd.	15,766	12,750
Supreme Electronics Company, Ltd.	197,000	104,444
Sweeten Construction Company, Ltd.	109,286	57,022
Synnex Technology International Corp.	418,132	933,813
TA Chen Stainless Pipe (I)	817,747	432,576
Ta Chong Bank, Ltd. (I)	2,255,000	705,067
Ta Ya Electric Wire & Cable Company, Ltd.	637,406	155,948
Ta Yih Industrial Company, Ltd.	7,000	12,618
TA-I Technology Company, Ltd.	109,061	64,089
Tah Hsin Industrial Company, Ltd.	125,000	123,733
Tai Roun Products Company, Ltd. (I)	111,000	37,190
Taichung Commercial Bank (I)	2,127,953	639,043
Tainan Enterprises Company, Ltd.	201,467	218,955
Tainan Spinning Company, Ltd.	1,489,390	631,854
Taishin Financial Holdings Company, Ltd.	6,275,308	2,352,379
Taisun Enterprise Company, Ltd.	409,734	207,345
Taita Chemical Company, Ltd.	302,084	103,807
Taiwan Acceptance Corp.	40,000	90,140
Taiwan Business Bank (I)	3,375,251	937,861

46

Emerging Markets Fund
As of 5-31-12 (Unaudited)

	Shares	Value

Taiwan (continued)

Taiwan Cement Corp.	6,280,726	$7,097,254
Taiwan Cogeneration Corp.	603,137	421,471
Taiwan Cooperative Financial Holding (I)	4,370,706	2,575,399
Taiwan Fertilizer Company, Ltd.	227,000	527,345
Taiwan Fire & Marine Insurance Company	52,000	35,780
Taiwan Fu Hsing Industrial Company, Ltd.	233,000	155,311
Taiwan Glass Industrial Corp.	990,367	926,689
Taiwan Hon Chuan Enterprise Company, Ltd.	148,400	324,431
Taiwan Kolin Company, Ltd. (I)	400,000	0
Taiwan Land Development Corp. (I)	896,002	359,423
Taiwan Life Insurance Company, Ltd.	191,100	109,993
Taiwan Line Tek Electronic	27,000	29,556
Taiwan Mask Corp.	325,850	120,052
Taiwan Mobile Company, Ltd.	498,700	1,576,519
Taiwan Navigation Company, Ltd.	18,000	16,818
Taiwan Paiho, Ltd.	456,395	311,517
Taiwan Prosperity Chemical Corp.	60,000	144,059
Taiwan Pulp & Paper Corp.	576,640	181,423
Taiwan Sakura Corp.	75,156	37,795
Taiwan Secom Company, Ltd.	159,000	338,550
Taiwan Semiconductor Manufacturing Company, Ltd.	4,320,000	12,307,247
Taiwan Sogo Shin Kong	372,000	371,935
Taiwan Styrene Monomer Corp. (I)	1,000,479	223,386
Taiwan Tea Corp.	791,723	392,157
Taiyen Biotech Company, Ltd.	301,000	206,998
Tatung Company, Ltd. (I)	3,141,766	688,817
Teapo Electronic Corp. (I)	248,512	33,890
Teco Electric & Machinery Company, Ltd.	2,110,109	1,434,225
Tecom Company, Ltd. (I)	41,000	2,737
Ten Ren Tea Company, Ltd.	35,000	56,398
Test Research, Inc.	95,000	129,947
Test-Rite International Company, Ltd.	157,000	104,165
Tex-Ray Industrial Company, Ltd. (I)	90,000	26,094
The Ambassador Hotel	154,000	154,438
Thye Ming Industrial Company, Ltd.	29,000	25,574
TNC Industrial Corp., Ltd.	35,000	27,473
Ton Yi Industrial Corp.	1,259,500	640,023
Tong Hsing Electronic Industries, Ltd.	81,951	263,183
Tong Yang Industry Company, Ltd.	336,814	316,820
Tong-Tai Machine & Tool Company, Ltd.	64,800	55,351
Topco Scientific Company, Ltd.	212,894	363,440
Topoint Technology Company, Ltd.	173,208	95,758
Transcend Information, Inc.	117,000	331,292
Tripod Technology Corp.	194,770	542,361
Tsann Kuen Enterprise Company, Ltd.	63,220	139,525
TSRC Corp.	262,300	639,352
Ttet Union Corp.	47,000	80,129
Tung Ho Steel Enterprise Corp.	1,218,138	1,160,606
Tung Ho Textile Company, Ltd. (I)	247,000	70,357
TXC Corp.	175,659	256,112
TYC Brother Industrial Company, Ltd. (I)	265,863	106,074
Tycoons Group Enterprise Company, Ltd. (I)	594,536	101,050
TZE Shin International Company, Ltd. (I)	194,248	95,704
U-Ming Marine Transport Corp.	137,000	208,719
U-Tech Media Corp.	218,000	42,833
Uni-President Enterprises Corp.	1,128,260	1,696,132
Unimicron Technology Corp.	296,855	320,465

47

Emerging Markets Fund
As of 5-31-12 (Unaudited)

	Shares	Value

Taiwan (continued)

Union Bank of Taiwan (I)	1,256,642	$399,572
Union Insurance Company, Ltd. (I)	85,000	32,944
Unitech Electronics Company, Ltd.	181,039	94,205
Unitech Printed Circuit Board Corp.	727,869	275,247
United Integrated Services Company, Ltd.	100,000	90,413
United Microelectronics Corp.	7,925,468	3,474,780
Unity Opto Technology Company, Ltd.	180,389	184,484
Universal Cement Corp.	691,808	307,592
Universal Microelectronics Company, Ltd.	143,000	37,640
Unizyx Holding Corp.	526,000	270,061
UPC Technology Corp.	939,357	498,463
USI Corp.	1,246,784	1,093,266
Ve Wong Corp.	208,450	138,943
Via Technologies, Inc. (I)	422,000	219,572
Visual Photonics Epitaxy Company, Ltd.	140,000	229,439
Wah Lee Industrial Corp.	12,000	15,757
Walsin Lihwa Corp.	4,134,000	1,090,125
Walsin Technology Corp.	897,721	229,850
Walton Advanced Engineering, Inc.	383,661	121,990
Walton Chaintech Corp. (I)	24,000	24,026
Wan Hai Lines, Ltd.	468,216	222,555
WAN HWA Enterprise Company	3,000	1,311
Waterland Financial Holding Company	2,953,210	973,178
WEI Chih Steel Industrial Company, Ltd. (I)	255,000	42,093
Wei Chuan Food Corp.	252,000	274,296
Weikeng Industrial Company, Ltd.	270,900	226,514
Well Shin Technology Company, Ltd.	72,420	101,587
Wellypower Optronics Corp.	235,000	106,634
Weltrend Semiconductor, Inc.	55,000	23,999
Winbond Electronics Corp. (I)	4,599,000	730,704
Wintek Corp.	1,783,661	1,065,362
Wistron Corp.	780,142	986,654
Wistron NeWeb Corp.	144,649	260,133
WPG Holdings Company, Ltd.	595,760	709,990
WT Microelectronics Company, Ltd.	235,372	306,625
WUS Printed Circuit Company, Ltd. (I)	375,000	172,147
Yageo Corp.	3,176,000	958,991
Yang Ming Marine Transport Corp.	1,853,916	766,343
Yem Chio Company, Ltd.	156,252	144,665
Yeun Chyang Industrial Company, Ltd.	496,000	276,060
Yi Jinn Industrial Company, Ltd.	236,768	50,103
Yieh Phui Enterprise Company, Ltd.	1,416,482	440,158
Young Fast Optoelectronics Company, Ltd.	36,648	72,172
Young Optics, Inc.	31,000	111,459
Yuanta Financial Holdings Company, Ltd. (I)	8,862,322	3,900,896
Yuen Foong Yu Paper Manufacturing Company, Ltd.	1,606,614	668,367
Yulon Motor Company, Ltd.	1,730,900	2,995,311
Yung Chi Paint & Varnish Manufacturing Company, Ltd.	92,850	153,157
Yungshin Global Holding Corp.	109,000	148,591
Yungtay Engineering Company, Ltd.	608,000	973,159
Zenitron Corp.	256,000	192,930
Zig Sheng Industrial Company, Ltd.	489,820	163,468
Zinwell Corp.	201,000	206,528
Zippy Technology Corp.	33,000	25,412

Thailand 2.9%		56,881,671

A.J. Plast PCL, Foreign Shares	93,200	36,032

48

Emerging Markets Fund
As of 5-31-12 (Unaudited)

	Shares	Value

Thailand (continued)

Advanced Info Service PCL	459,891	$2,587,474
Airports of Thailand PCL	189,300	336,176
Amata Corp. PCL	541,300	275,627
Asia Plus Securities PCL	1,679,600	117,200
Asian Property Development PCL	648,480	140,642
Bangchak Petroleum PCL	847,300	604,548
Bangkok Aviation Fuel Services PCL	17,600	7,026
Bangkok Bank PCL, Foreign Shares	554,205	3,260,958
Bangkok Chain Hospital PCL	1,095,300	335,665
Bangkok Dusit Medical Services PCL	355,400	999,789
Bangkok Expressway PCL	426,700	311,156
Bangkok Insurance PCL	8,050	61,485
Bangkok Life Assurance PCL	346,400	508,464
Bangkokland PCL (I)	11,604,400	244,380
Bank of Ayudhya PCL	4,658,100	4,146,485
Banpu PCL	48,350	683,876
BEC World PCL	408,700	693,692
Big C Supercenter PCL	35,900	243,734
Bumrungrad Hospital PCL	264,900	524,554
Cal-Comp Electronics Thailand PCL	3,027,200	245,487
Central Pattana PCL	277,500	396,865
Central Plaza Hotel PCL	1,246,000	485,633
CH. Karnchang PCL	418,800	90,171
Charoen Pokphand Foods PCL	1,133,333	1,353,659
CP ALL PCL	1,389,800	1,496,170
Delta Electronics Thailand PCL	188,400	127,909
Dhipaya Insurance PCL	1,000	723
Diamond Building Products PCL	240,000	46,016
Dynasty Ceramic PCL	153,500	270,187
Eastern Water Resources Development & Management PCL	219,000	70,212
Electricity Generating PCL, Foreign Shares	77,200	252,359
Esso Thailand PCL	2,078,900	597,892
G J Steel PCL (I)	24,328,200	114,702
G Steel PCL (I)	12,662,700	147,264
GFPT PCL	392,600	121,550
Glow Energy PCL	178,000	369,260
GMM Grammy PCL	82,700	77,332
Hana Microelectronics PCL	568,100	373,198
Hemaraj Land & Development PCL	3,732,300	326,129
Home Product Center PCL	1,322,786	507,245
IRPC PCL	9,392,900	1,080,560
Italian-Thai Development PCL (I)	2,481,170	257,359
Jasmine International PCL (I)	6,601,900	618,377
Kang Yong Electric PCL	2,800	19,450
Kasikornbank PCL	215,900	1,049,283
Kasikornbank PCL, Foreign Shares	316,400	1,557,932
KGI Securities Thailand PCL	1,053,600	66,895
Khon Kaen Sugar Industry PCL	352,900	138,653
Kiatnakin Finance PCL	337,300	355,164
Krung Thai Bank PCL	4,142,600	1,953,135
Krungthai Card PCL (I)	126,000	64,554
Land & Houses PCL	782,400	176,590
Land And Houses PCL	668,500	149,844
Lanna Resources PCL	167,900	134,573
Loxley PCL	988,200	105,607
LPN Development PCL	562,300	288,959

49

Emerging Markets Fund
As of 5-31-12 (Unaudited)

	Shares	Value

Thailand (continued)

Major Cineplex Group PCL	340,500	$206,558
MBK PCL	86,100	253,036
MCOT PCL	160,500	148,821
MCS Steel PCL	59,800	12,030
Minor International PCL, Foreign Shares	1,171,550	478,710
Modernform Group PCL	64,500	12,164
Padaeng Industry PCL	127,600	48,128
Polyplex PCL	275,000	128,791
Pranda Jewelry PCL	214,300	43,783
Precious Shipping PCL	725,700	353,555
President Rice Products PCL	24,000	48,656
Preuksa Real Estate PCL	661,900	287,104
PTT Exploration & Production PCL	519,098	2,561,634
PTT Global Chemical PCL	980,192	1,671,395
PTT PCL, Foreign Shares	329,400	3,240,679
Quality House PCL	6,161,133	302,102
Raimon Land PCL (I)	1,761,500	91,909
Ratchaburi Electricity Generating Holding PCL	187,000	243,926
Regional Container Lines PCL (I)	558,000	123,649
Robinson Department Store PCL	396,400	728,883
Saha-Union PCL	261,500	250,692
Sahaviriya Steel Industries PCL (I)	9,365,780	197,236
Samart Corp. PCL	467,200	132,898
Samart Telcoms PCL	273,500	105,738
Sansiri PCL	3,549,232	227,579
SC Asset Corp. PCL	336,400	151,203
Seamico Securities PCL	524,988	22,277
Siam Cement PCL	110,800	1,189,686
Siam City Cement PCL	55,100	491,856
Siam Commercial Bank PCL	539,131	2,380,887
Siam Future Development PCL	583,600	150,417
Siam Makro PCL	57,400	602,596
Siamgas & Petrochemicals PCL	473,000	225,981
Sino Thai Engineering & Construction PCL	518,400	208,566
SNC Former PCL	88,000	66,107
Somboon Advance Technology PCL	98,246	88,009
Sri Trang Agro-Industry PCL	187,600	89,039
STP & I PCL	149,200	120,758
Supalai PCL	313,100	150,571
SVI PCL (I)	260,400	28,647
Tata Steel Thailand PCL (I)	7,079,000	166,879
Thai Airways International PCL (I)	1,239,111	837,369
Thai Carbon Black PCL	174,100	138,175
Thai Central Chemical PCL	1,900	926
Thai Oil PCL	747,900	1,328,190
Thai Plastic & Chemical PCL	184,100	169,257
Thai Reinsurance PCL	405,900	46,184
Thai Stanley Electric PCL	14,200	85,249
Thai Tap Water Supply PCL	586,800	120,809
Thai Union Frozen Products PCL	310,100	655,484
Thai Vegetable Oil PCL	360,100	233,162
Thai-German Ceramic PCL	93,000	10,933
Thaicom PCL (I)	532,500	222,607
Thanachart Capital PCL	786,000	667,044
The Erawan Group PCL	130,800	10,443
Thoresen Thai Agencies PCL	445,070	242,015
Ticon Industrial Connection PCL	133,100	54,386

50

Emerging Markets Fund
As of 5-31-12 (Unaudited)

	Shares	Value

Thailand (continued)

Tipco Asphalt PCL	16,600	$19,827
Tisco Financial Group PCL	6,300	7,228
TMB Bank PCL	4,426,700	205,925
Total Access Communication PCL	141,900	342,298
Total Access Communication PCL, Foreign Shares	235,900	570,935
TPI Polene PCL	1,098,240	403,879
True Corp. PCL (I)	4,931,000	573,462
Vanachai Group PCL	1,042,400	129,747
Vibhavadi Medical Center PCL	4,500	919
Vinythai PCL	100,000	55,320
Workpoint Entertainment PCL	118,600	110,902

Turkey 1.8%		35,511,573

Adana Cimento Sanayii Turk Anonim Sirketi AS, Class A	99,918	180,947
Advansa Sasa Polyester Sanayi AS (I)	140,873	92,500
Akbank TAS	286,322	875,612
Akcansa Cimento AS	113,818	433,601
Akenerji Elektrik Uretim AS (I)	106,880	106,930
Akfen Holding AS (I)	13,515	63,932
Aksa Akrilik Kimya Sanayi AS	134,810	278,928
Aksigorta AS	290,218	290,425
Alarko Holding AS	97,048	209,678
Altinyildiz Mensucat Ve Konfeksiyon Fabrikalari AS (I)(L)	29,490	353,184
Anadolu Cam Sanayi AS (I)	152,739	208,591
Anadolu Efes Biracilik Ve Malt Sanayii AS	58,999	681,681
Anadolu Hayat Emeklilik AS	55,974	112,821
Anadolu Sigorta AS (I)	422,736	176,897
Arcelik AS	339,627	1,427,384
Aselsan Elektronik Sanayi Ve Ticaret AS	20,530	106,195
Ayen Enerji AS (I)	28,702	24,484
Aygaz AS	186,534	702,397
Bagfas Bandirma Gubre Fabrik	3,805	332,405
Baticim Bati Anadolu Cimento Sanayii AS	21,536	77,303
BIM Birlesik Magazalar AS	27,811	1,126,394
Bizim Toptan Satis Magazalari AS	11,238	144,276
Bolu Cimento Sanayii AS	137,486	88,497
Borusan Mannesmann Boru Sanayi ve Ticaret AS	15,924	230,633
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	473	95,140
Bursa Cimento Fabrikasi AS	4,489	11,436
Celebi Hava Servisi AS (I)	4,930	34,579
Cemtas Celik Makina Sanayi Ticaret AS	81,516	50,378
Cimsa Cimento Sanayi VE Tica AS	75,350	332,183
Coca-Cola Icecek AS	8,244	109,086
Deva Holding AS (I)	64,490	73,009
Dogan Gazetecilik AS (I)	62,235	50,120
Dogan Sirketler Grubu Holdings AS (I)	1,265,834	483,799
Dogan Yayin Holding AS (I)	362,401	118,769
Dogus Otomotiv Servis ve Ticaret AS	112,539	261,036
Eczacibasi Yapi Gerecleri Sanayi Ve Ticaret AS (I)	739	1,494
Eczacibasi Yatirim Holding Ortakligi AS (I)	7,623	23,960
EGE Seramik Sanayi ve Ticaret AS	103,309	98,470
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS (I)	273,434	271,383
Enka Insaat ve Sanayi AS	73,181	158,202
Eregli Demir ve Celik Fabrikalari TAS	905,191	1,047,998
Fenerbahce Sportif Hizmetler Sanayi ve Ticaret AS (I)	6,193	142,839
Ford Otomotiv Sanayi AS	16,940	146,855
Gentas Genel Metal Sanayi ve Ticaret AS	146,068	104,200

51

Emerging Markets Fund
As of 5-31-12 (Unaudited)

	Shares	Value

Turkey (continued)

Global Yatirim Holding AS (I)	344,289	$226,184
Goldas Kuyumculuk Sanayi Ithalat Ve Ihracat AS (I)	54,847	15,594
Goltas Goller Bolgesi Cimento Sanayi Ve Ticaret AS	6,137	185,781
Goodyear Lastikleri Turk AS	17,513	490,838
GSD Holding AS (I)	245,645	104,640
Gubre Fabrikalari Tasgubre Fabrikalari TAS (I)	3,016	19,268
Gunes Sigorta AS (I)	31,526	31,774
Hurriyet Gazetecilik AS (I)	206,839	96,745
Ihlas EV Aletleri AS (I)	221,809	78,817
Ihlas Holding AS (I)	1,118,670	625,557
Ipek Dogal Enerji Kaynaklari Ve Uretim AS (I)	23,316	40,604
Ipek Matbacilik Sanayi Ve Ticaret AS (I)	91,878	159,901
Is Yatirim Menkul Degerler AS	46,989	40,070
Isiklar Yatirim Holding Asisiklar Ambalaj AS (I)	170,167	64,176
Izmir Demir Celik Sanayi AS (I)	214,016	616,211
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	344,193	184,971
Kardemir Karabuk Demir Celik Sanayi Ve Ticaret AS, Class B	160,550	136,503
Kardemir Karabuk Demir Celik Sanayi Ve Ticaret AS, Class D	867,539	377,970
Kartonsan Karton Sanayi ve Ticaret AS	1,523	197,259
KOC Holdings AS	382,524	1,198,409
Konya Cimento Sanayi AS	738	111,233
Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret Anonim Sirketi AS	262,596	486,011
Koza Altin Isletmeleri AS	8,390	141,786
Koza Anadolu Metal Madencilik Isletmeleri AS (I)	125,729	211,955
Koza Anadolu Metal Madencilik Isletmeleri AS	170,561	288,058
Mardin Cimento Sanayii ve Ticaret AS	26,424	78,939
Marshall Boya ve Vernik AS (I)	3,289	89,995
Menderes Tekstil Sanayi ve Ticaret AS (I)	198,717	81,242
Migros Ticaret AS (I)	24,300	203,369
Mutlu Aku ve Malzemeleri Sanayi AS (I)	28,331	84,420
Net Holding AS (I)(L)	385,491	321,278
Net Turizm Ticaret ve Sanayi AS (I)	231,636	82,139
Nortel Networks Netas Telekomunikasyon AS	6,266	806,209
Nuh Cimento Sanayi AS	17,977	91,794
Otokar Otomotiv Ve Savunma Sanayi AS	9,252	131,815
Park Elektrik Uretim Madencilik Sanayi Ve Ticaret AS	129,175	335,095
Parsan Makina Parcalari Sanayii AS (I)	28,857	40,191
Petkim Petrokimya Holding AS (L)	600,726	588,331
Pinar Entegre Et ve Un Sanayi AS	28,775	85,008
Pinar Sut Mamulleri Sanayii AS	40,679	358,175
Sanko Pazarlama Ithalat Ihracat AS (I)	15,774	30,102
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	183,126	237,736
Sekerbank AS (I)	578,736	292,716
Selcuk Ecza Deposu Ticaret ve Sanayi AS	255,745	221,376
Soda Sanayii AS (I)	76,481	129,464
TAT Konserve Sanayii AS (I)	5,149	5,785
TAV Havalimanlari Holding AS	78,086	377,771
Tekfen Holding AS	207,445	613,540
Tekstil Bankasi AS (I)	140,973	50,789
Tofas Turk Otomobil Fabrikasi AS	85,375	291,191
Trakya Cam Sanayi AS (I)	287,447	343,861
Tupras Turkiye Petrol Rafinerileri AS	32,647	608,156
Turcas Petrolculuk AS	94,177	116,771
Turk Hava Yollari (I)	554,754	750,042
Turk Sise ve Cam Fabrikalari AS	511,902	700,248
Turk Telekomunikasyon AS	171,343	587,652
Turk Traktor ve Ziraat Makineleri AS	7,187	103,591

52

Emerging Markets Fund
As of 5-31-12 (Unaudited)

	Shares	Value

Turkey (continued)

Turkcell Iletisim Hizmetleri AS (I)	118,345	$515,340
Turkcell Iletisim Hizmetleri AS, ADR (I)	45,008	487,437
Turkiye Garanti Bankasi AS	735,222	2,366,855
Turkiye Halk Bankasi AS	101,828	625,587
Turkiye Is Bankasi	612,613	1,240,618
Turkiye Sinai Kalkinma Bankasi AS	588,662	691,636
Turkiye Vakiflar Bankasi TAO	797,411	1,276,142
Ulker Gida Sanayi ve Ticaret AS	213,853	719,517
Vestel Beyaz Esya Sanayi ve Ticaret AS (I)	121,350	146,912
Vestel Elektronik Sanayi ve Tracaret AS (I)	159,179	167,105
Yapi Kredi Sigorta AS	5,623	43,525
Yapi ve Kredi Bankasi AS (I)(L)	189,763	297,418
Zorlu Enerji Elektrik Uretim AS	19,082	10,540
Zorlu Enerji Elektrik Uretim AS (I)	24,618	13,204

Ukraine 0.0%		562,329

Kernel Holding SA (I)	35,394	562,329

United States 0.0%		20,340

Integrated Memory Logic, Ltd. (I)	5,000	20,340

	Shares	Value

Preferred Securities 2.2%		$44,399,286

(Cost $48,631,658)

Brazil 2.2%		43,459,786

AES Tiete SA	36,452	491,605
Banco ABC Brasil SA	101,700	559,719
Banco Bradesco SA	493,742	7,246,331
Banco Cruzeiro do Sul SA	300	1,340
Banco Daycoval SA	90,600	442,477
Banco do Estado do Rio Grande do Sul SA	294,300	2,334,730
Banco Industrial e Comercial SA	117,473	378,598
Banco Panamericano SA	166,400	383,648
Banco Pine SA	55,262	352,914
Banco Sofisa SA	73,500	110,058
Bardella SA Industrias Mecanicas	916	32,110
Centrais Eletricas Brasileiras SA	11,448	106,145
Centrais Eletricas De Santa Catarina SA	1,300	24,848
Cia Energetica do Ceara	4,450	77,313
Cia Paranaense de Energia	4,000	81,355
Companhia de Bebidas das Americas	153,400	5,864,164
Companhia de Ferro Ligas da Bahia	74,676	386,552
Companhia de Gas de Sao Paulo, A Shares	3,900	81,216
Companhia de Tecidos Norte de Minas SA	161,600	221,145
Companhia de Transmissao de Energia Eletrica Paulista	11,311	334,252
Companhia Energetica de Minas Gerais	19,900	347,117
Companhia Energetica de Sao Paulo	51,238	883,839
Contax Participacoes SA	19,700	231,495
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	37,848	450,382
Eucatex SA Industria e Comercio	24,300	92,171
Forjas Taurus SA	30,314	30,061
Gol Linhas Aereas Inteligentes SA	5,200	20,729
Inepar SA Industria e Construcoes	122,505	121,482

53

Emerging Markets Fund
As of 5-31-12 (Unaudited)

Brazil (continued)

Itau Unibanco Holding SA		161,200	$2,341,850
Klabin SA		1,179,710	4,971,879
Kroton Educacional SA (I)		1,826	2,091
Lojas Americanas SA		221,418	1,333,874
Marcopolo SA		203,800	949,857
OI SA		79,600	315,740
Parana Banco SA		21,100	137,050
Petroleo Brasileiro SA		357,356	3,389,553
Randon Participacoes SA		199,100	919,067
Sao Paulo Alpargatas SA		106,020	670,231
Saraiva SA Livreiros Editores		14,000	158,267
Suzano Papel e Celulose SA		266,053	662,214
Telefonica Brasil SA		25,000	594,987
Unipar Participacoes SA (I)		854,010	114,328
Usinas Siderurgicas de Minas Gerais SA		560,800	2,363,488
Vale SA		156,400	2,847,514

Chile 0.0%			834,337

Embotelladora Andina SA, Class B		86,063	449,546
Sociedad Quimica y Minera de Chile SA		7,394	384,791

Malaysia 0.0%			105,163

TA Global BHD (I)		1,334,198	105,163

		Shares	Value

Warrants 0.0%			$6,553

(Cost $0)

Hartalega Holdings BHD (Expiration Date: 5-29-15, Strike Price: MYR 4.14) (I)		19,520	1,561
Malayan Flour Mills BHD (Expiration Date: 5-9-17, Strike Price: MYR 2.06) (I)		15,100	1,417
Raimon Land PCL (Expiration Date: 5-15-15, Strike Price: THB 2.75) (I)		440,375	3,575

Rights 0.0%			$26,328

(Cost $17,481)

CETIP SA - Mercados Organizados (Expiration Date: 6-18-12, Strike Price: BRL
26.71) (I)		62	77
Corpbanca (Expiration Date:.6-9-12 , Strike Price: CLP 6.25) (I)		1,890,268	453
G Steel PCL (Strike Price: THB 0.002) (I)		4,220,900	17,105
Joao Fortes Engenharia SA (Expiration Date: 6-22-12, Strike Price: BRL 6.5) (I)		175	56
KIC, Ltd. (Expiration Date: 6-8-12, Strike Price: KRW 785) (I)		5,412	1,600
Lai Fung Holdings, Ltd. (Expiration Date: 6-5-12, Strike Price: HKD 0.125) (I)		4,457,000	2,297
Lupatech SA (Expiration Date: 6-6-12, Strike Price: BRL 4.00) (I)		13,936	69
MPX Energia SA (Expiration Date: 6-25-12, Strike Price: BRL 44.20) (I)		9,043	45
Pharmicell Company, Ltd. (Expiration Date: 6-19-12, Strike Price: KRW 3855.00) (I)		1,757	3,343
Springs Global Participacoes SA (Expiration Date: 6-15-12, Strike Price: BRL 3.00) (I)		53,771	533
Sre Group, Ltd. (Expiration Date: 6-4-12, Strike Price: HKD 0.3) (I)		582,000	750

	Yield	Shares	Value

Securities Lending Collateral 9.3%			$183,599,413

(Cost $183,548,582)

John Hancock Collateral Investment Trust (W)	0.3309%(Y)	18,346,732	183,599,413

54

Emerging Markets Fund
As of 5-31-12 (Unaudited)

	Yield	Shares	Value

Short-Term Investments 0.7%			$13,386,126

(Cost $13,386,126)

Money Market Funds 0.7%			13,386,126

State Street Institutional Liquid Reserves Fund	0.1963%(Y)	13,386,126	13,386,126

Total investments (Cost $2,175,026,409)† 108.9%			$2,155,136,826

Other assets and liabilities, net (8.9%)			($175,568,167)

Total net assets 100.0%		$1,979,568,659

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

Currency Abbreviations:

BRL	Brazilian Real
CLP	Chilean Peso
HKD	Hong Kong Dollars
KRW	Korean Won
MYR	Malaysian Ringgit
THB	Thailand Baht

Security Abbreviations:

ADR	American Depositary Receipts
DVR	Differential Voting Rights
GDR	Global Depositary Receipts

(I) Non-income producing security.

(L) A portion of this security is on loan as of 5-31-12.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 5-31-12.

† At May 31, 2012, the aggregate cost of investment securities for federal income tax purposes was $2,182,241,948. Net unrealized depreciation aggregated $27,105,122, of which $319,483,117 related to appreciated investment securities and $346,588,239 related to depreciated investment securities.

The Fund had the following sector composition as a percentage of net assets on 5-31-12.

Financials	24.7%
Materials	13.5%
Industrials	10.9%
Consumer Discretionary	10.8%
Information Technology	10.6%
Energy	10.2%
Consumer Staples	9.5%
Telecommunication Services	4.5%
Utilities	2.5%
Health Care	1.7%
Short-Term Investments & Other	1.1%

55

Emerging Markets Fund
As of 5-31-12 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Funds in open-end mutual funds, including John Hancock Collateral Investment Trust, are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of May 31, 2012, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	05/31/12	Price	Inputs	Inputs

Common Stocks
Brazil	$233,230,589	$233,230,589	—	—
Chile	39,371,353	39,371,353	—	—
China	190,178,261	23,642,515	$166,277,992	$257,754
Colombia	4,643,489	4,643,489	—	—
Czech Republic	7,156,490	—	7,156,490	—
Egypt	799,838	6,006	793,832	—
Hong Kong	105,043,514	23,059,046	81,837,680	146,788
Hungary	5,977,501	—	5,977,501	—
India	150,206,092	27,243,264	122,665,470	297,358
Indonesia	70,770,130	1,857,003	68,341,838	571,289
Israel	135,932	—	135,932	—
Luxembourg	1,151,122	—	1,151,122	—
Malaysia	85,357,010	—	85,334,745	22,265
Mexico	100,203,941	100,203,941	—	—
Netherlands	461,023	438,515	22,508	—
Peru	1,475,639	1,475,639	—	—
Philippines	28,841,882	—	28,841,882	—
Poland	30,697,379	—	30,697,379	—
Russia	61,474,051	7,175,107	54,298,944	—
South Africa	170,234,097	20,987,265	149,246,832	—
South Korea	283,988,255	24,405,240	259,577,028	5,987

56

Emerging Markets Fund
As of 5-31-12 (Unaudited)

Taiwan	249,345,619	7,301,426	242,041,117	3,076
Thailand	56,881,671	—	56,881,671	—
Turkey	35,511,573	487,437	35,024,136	—
Ukraine	562,329	—	562,329	—
United States	20,340	—	20,340	—
Preferred Securities
Brazil	43,459,786	43,459,786	—	—
Chile	834,337	834,337	—	—
Malaysia	105,163	—	105,163	—
Warrants	6,553	—	6,553	—
Rights	26,328	1,108	22,801	2,419
Securities Lending Collateral	183,599,413	183,599,413	—	—
Short-Term Investments
Money Market Funds	13,386,126	13,386,126	—	—

Total Investments in Securities	$2,155,136,826	$756,808,605	$1,397,021,285	$1,306,936

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the period ended May 31, 2012, there were no significant transfers between levels.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

57

# More information

### How to contact us

| | | |
|---|---|---|
| **Internet** | www.jhfunds.com | |
| **Mail** | **Regular mail:**<br>John Hancock Signature Services, Inc.<br>P.O. Box 55913<br>Boston, MA 02205-5913 | **Express mail:**<br>John Hancock Signature Services, Inc.<br>Mutual Fund Image Operations<br>30 Dan Road<br>Canton, MA 02021 |
| **Phone** | Customer service representatives | **1-800-225-5291** |
| | EASI-Line | **1-800-338-8080** |
| | TDD line | **1-800-554-6713** |

This report is for the information of the shareholders of John Hancock Emerging Markets Fund.

368Q3 5/12
7/12

John Hancock MUTUAL FUNDS

# John Hancock U.S. Equity Fund

QUARTERLY PORTFOLIO HOLDINGS

5.31.2012

U.S. Equity Fund
As of 5-31-12 (Unaudited)

	Shares	Value

Common Stocks 97.7%		$1,656,417,453

(Cost $1,385,414,530)

Consumer Discretionary 8.3%		140,557,920

Auto Components 0.0%
Visteon Corp. (I)	2,500	100,000

Automobiles 0.3%
General Motors Company (I)	195,147	4,332,263

Distributors 0.2%
Genuine Parts Company (L)	45,800	2,885,400
LKQ Corp. (I)	4,800	174,912

Diversified Consumer Services 0.2%
Apollo Group, Inc., Class A (I)	62,100	1,976,022
Bridgepoint Education, Inc. (I)(L)	7,300	143,007
DeVry, Inc.	4,800	131,184
H&R Block, Inc.	43,700	667,299
ITT Educational Services, Inc. (I)(L)	1,880	106,972
Weight Watchers International, Inc. (L)	14,900	845,426

Hotels, Restaurants & Leisure 2.6%
Buffalo Wild Wings, Inc. (I)(L)	2,000	170,220
Cracker Barrel Old Country Store, Inc. (L)	3,000	183,810
Domino's Pizza, Inc.	4,600	141,266
Einstein Noah Restaurant Group, Inc.	9,300	159,402
McDonald's Corp. (L)	419,330	37,462,942
Multimedia Games Holding Company, Inc. (I)(L)	21,600	272,376
Panera Bread Company, Class A (I)	7,850	1,153,558
Ruth's Hospitality Group, Inc. (I)(L)	23,600	154,816
Starbucks Corp.	74,700	4,100,283
Wyndham Worldwide Corp.	3,200	159,360
Yum! Brands, Inc.	11,400	802,104

Household Durables 0.1%
Garmin, Ltd.	12,200	524,112
Mohawk Industries, Inc. (I)	1,900	129,390
Whirlpool Corp.	2,300	142,324

Internet & Catalog Retail 0.1%
Amazon.com, Inc. (I)	4,020	855,898
Expedia, Inc. (L)	12,750	585,098
Liberty Interactive Corp., Series A (I)	27,700	464,252

Leisure Equipment & Products 0.0%
Johnson Outdoors, Inc. (I)	6,504	118,308
Mattel, Inc.	10,400	323,752

Media 0.3%
Arbitron, Inc.	7,000	234,080
Charter Communications, Inc., Class A (I)	7,000	438,900
Clear Channel Outdoor Holdings, Inc., Class A (I)	21,400	134,820
DIRECTV, Class A (I)	11,000	488,950
DISH Network Corp.	14,200	398,168
Gannett Company, Inc. (L)	26,700	348,702
Lamar Advertising Company, Class A (I)(L)	17,500	430,675
Lions Gate Entertainment Corp. (I)	12,900	171,828
The McGraw-Hill Companies, Inc.	9,600	416,448
The Washington Post Company, Class B (L)	657	229,175
Time Warner, Inc.	34,900	1,203,003

1

U.S. Equity Fund
As of 5-31-12 (Unaudited)

	Shares	Value

Consumer Discretionary (continued)

Multiline Retail 0.8%
Big Lots, Inc. (I)	3,500	$128,625
Dollar General Corp. (I)	7,800	381,498
Dollar Tree, Inc. (I)	46,100	4,756,598
Family Dollar Stores, Inc.	35,100	2,378,025
J.C. Penney Company, Inc. (L)	14,800	388,204
Macy's, Inc.	28,300	1,076,815
Sears Holdings Corp. (I)(L)	25,300	1,249,820
Target Corp.	67,300	3,897,343

Specialty Retail 2.0%
Advance Auto Parts, Inc.	20,700	1,509,858
Aeropostale, Inc. (I)	10,700	197,950
AutoNation, Inc. (I)(L)	13,900	500,678
AutoZone, Inc. (I)	1,120	425,891
Bed Bath & Beyond, Inc. (I)	19,500	1,408,875
Best Buy Company, Inc. (L)	48,100	900,432
Big 5 Sporting Goods Corp.	15,100	98,301
Charming Shoppes, Inc. (I)(L)	28,100	206,254
Destination Maternity Corp.	7,600	148,200
GameStop Corp., Class A (L)	100,252	1,922,833
Genesco, Inc. (I)	2,700	179,550
Lowe's Companies, Inc.	85,500	2,284,560
O'Reilly Automotive, Inc. (I)	7,800	747,162
Orchard Supply Hardware Stores Corp. (I)(L)	839	14,137
Ross Stores, Inc.	98,100	6,202,863
Sally Beauty Holdings, Inc. (I)	7,700	203,511
Staples, Inc.	11,200	147,168
Systemax, Inc. (I)	8,800	107,008
The Gap, Inc. (L)	26,300	696,950
The Home Depot, Inc.	44,200	2,180,828
TJX Companies, Inc.	323,500	13,735,810

Textiles, Apparel & Luxury Goods 1.7%
Carter's, Inc. (I)(L)	3,900	210,327
Coach, Inc.	76,800	5,180,160
Fifth & Pacific Companies, Inc. (I)	13,100	156,807
Fossil, Inc. (I)	12,540	917,426
NIKE, Inc., Class B	176,920	19,139,206
Steven Madden, Ltd. (I)	3,950	160,133
VF Corp.	20,970	2,957,609

Consumer Staples 24.7%		417,994,991

Beverages 6.4%
Brown Forman Corp., Class B	46,100	4,018,998
Dr. Pepper Snapple Group, Inc.	8,800	363,088
Monster Beverage Corp. (I)	74,520	5,410,152
PepsiCo, Inc.	610,370	41,413,605
The Coca-Cola Company	772,000	57,691,560

Food & Staples Retailing 5.9%
Casey's General Stores, Inc.	3,100	175,553
Costco Wholesale Corp.	22,800	1,969,692
CVS Caremark Corp.	88,300	3,968,202
Safeway, Inc. (L)	22,000	418,440
SUPERVALU, Inc. (L)	37,390	169,003
Susser Holdings Corp. (I)	6,700	195,975

2

U.S. Equity Fund
As of 5-31-12 (Unaudited)

	Shares	Value

Consumer Staples (continued)

Sysco Corp. (L)	193,500	$5,400,585
The Kroger Company	71,700	1,578,117
Wal-Mart Stores, Inc.	1,219,333	80,256,498
Walgreen Company	170,300	5,197,556

Food Products 2.0%
Campbell Soup Company (L)	65,700	2,082,690
ConAgra Foods, Inc.	22,700	570,905
Dean Foods Company (I)	14,800	231,472
Farmer Brothers Company (I)	21,100	144,324
Flowers Foods, Inc. (L)	38,700	852,174
General Mills, Inc.	228,000	8,727,840
H.J. Heinz Company (L)	37,900	2,011,732
Hormel Foods Corp.	92,100	2,754,711
Kellogg Company	84,400	4,117,032
Kraft Foods, Inc., Class A	101,900	3,899,713
McCormick & Company, Inc., Non-Voting Shares	46,500	2,620,740
Ralcorp Holdings, Inc. (I)	2,300	146,165
Smithfield Foods, Inc. (I)	6,400	125,888
The Hershey Company	82,900	5,542,694

Household Products 5.5%
Church & Dwight Company, Inc.	53,200	2,832,368
Clorox Company	45,100	3,102,880
Colgate-Palmolive Company	185,900	18,273,970
Kimberly-Clark Corp.	110,000	8,728,500
The Procter & Gamble Company	975,700	60,776,353

Personal Products 0.6%
Avon Products, Inc.	43,200	714,960
Herbalife, Ltd. (L)	39,900	1,787,121
Nu Skin Enterprises, Inc., Class A (L)	21,400	917,632
The Estee Lauder Companies, Inc., Class A	125,060	6,771,999

Tobacco 4.3%
Altria Group, Inc.	53,500	1,722,165
Lorillard, Inc. (L)	57,880	7,153,968
Philip Morris International, Inc.	665,349	56,228,644
Reynolds American, Inc. (L)	162,700	6,807,368
Universal Corp.	2,700	121,959

Energy 1.1%		17,635,767

Energy Equipment & Services 0.0%
Gulfmark Offshore, Inc., Class A (I)	4,200	149,898
SEACOR Holdings, Inc. (I)	1,700	146,557

Oil, Gas & Consumable Fuels 1.1%
Apache Corp.	20,228	1,646,155
Cabot Oil & Gas Corp.	5,400	175,716
Chevron Corp.	93,394	9,181,564
ConocoPhillips	39,600	2,065,536
Energy Partners, Ltd. (I)	9,300	146,847
EXCO Resources, Inc. (L)	34,400	247,680
Kinder Morgan, Inc. (L)	16,100	550,459
Marathon Petroleum Corp.	12,700	458,089
Occidental Petroleum Corp.	19,929	1,579,772
Phillips 66 (I)	19,800	594,594
Sunoco, Inc.	3,400	157,930
Valero Energy Corp.	20,200	426,220

3

U.S. Equity Fund
As of 5-31-12 (Unaudited)

	Shares	Value

Energy (continued)

World Fuel Services Corp. (L)	2,900	$108,750

Financials 1.6%		26,540,771

Capital Markets 0.0%
GAMCO Investors, Inc., Class A (L)	2,600	107,926
Janus Capital Group, Inc. (L)	18,400	134,320
Safeguard Scientifics, Inc. (I)	8,000	121,200

Commercial Banks 0.3%
Bancorp, Inc. (I)	14,500	131,805
CapitalSource, Inc.	23,300	147,489
Central Pacific Financial Corp. (I)	9,300	119,319
CIT Group, Inc. (I)	15,800	540,202
First Connecticut Bancorp, Inc.	12,200	158,966
Heritage Commerce Corp. (I)	32,000	197,120
OmniAmerican Bancorp, Inc. (I)	8,800	174,064
PNC Financial Services Group, Inc.	13,800	847,596
State Bank Financial Corp. (I)	7,700	129,745
U.S. Bancorp	25,300	787,083
Wells Fargo & Company	56,200	1,801,210
West Coast Bancorp (I)	6,800	127,840
Wilshire Bancorp, Inc. (I)	31,500	157,815

Consumer Finance 0.2%
American Express Company	26,900	1,501,827
Capital One Financial Corp.	10,800	554,796
Credit Acceptance Corp. (I)	2,100	177,954
EZCORP, Inc., Class A (I)(L)	5,000	118,000
First Cash Financial Services, Inc. (I)	3,600	134,856
Nelnet, Inc., Class A	6,500	151,710
SLM Corp.	34,800	486,156

Diversified Financial Services 0.3%
Bank of America Corp.	311,754	2,291,392
JPMorgan Chase & Company	66,200	2,194,530
Marlin Business Services Corp.	9,600	138,336

Insurance 0.6%
Allied World Assurance Company Holdings, Ltd.	2,500	192,250
American Financial Group, Inc.	3,300	128,337
American International Group, Inc. (I)	18,600	542,748
AON PLC	13,200	613,800
Aspen Insurance Holdings, Ltd.	4,500	127,170
Assurant, Inc.	32,300	1,078,174
Chubb Corp.	7,200	518,904
CNO Financial Group, Inc.	28,100	192,766
Fidelity National Financial, Inc., Class A	9,700	182,748
Genworth Financial, Inc., Class A (I)	99,200	519,808
Hartford Financial Services Group, Inc.	33,000	555,060
Hilltop Holdings, Inc. (I)	22,700	236,080
Kemper Corp.	4,100	120,089
Lincoln National Corp.	7,400	152,958
MBIA, Inc. (I)(L)	14,800	132,756
Presidential Life Corp.	10,700	94,267
Primerica, Inc.	6,700	161,269
ProAssurance Corp.	2,000	176,280
Protective Life Corp. (L)	5,900	155,524
Prudential Financial, Inc.	16,800	780,360

4

U.S. Equity Fund
As of 5-31-12 (Unaudited)

	Shares	Value

Financials (continued)

RLI Corp.	2,400	$159,936
Symetra Financial Corp.	21,600	244,080
The Travelers Companies, Inc.	41,200	2,574,588
Torchmark Corp.	3,500	163,310

Real Estate Investment Trusts 0.1%
American Capital Agency Corp.	5,800	189,486
Annaly Capital Management, Inc. (L)	37,500	623,250
CommonWealth	8,800	155,320
Digital Realty Trust, Inc.	4,600	325,542
Getty Realty Corp. (L)	7,800	125,580
Gyrodyne Company of America, Inc. (I)	1,520	153,140
iStar Financial, Inc. (I)	28,100	159,327
Omega Healthcare Investors, Inc.	8,700	183,657
One Liberty Properties, Inc.	6,700	118,791
Pennymac Mortgage Investment Trust	10,000	184,700

Real Estate Management & Development 0.1%
Forest City Enterprises, Inc., Class A (I)(L)	16,400	219,596
Tejon Ranch Company (I)(L)	4,600	122,544
The St. Joe Company (I)(L)	13,500	215,595

Thrifts & Mortgage Finance 0.0%
Capitol Federal Financial, Inc.	9,900	115,335
Fox Chase Bancorp, Inc.	10,700	137,174
Franklin Financial Corp. (I)	9,500	145,635
Hudson City Bancorp, Inc. (L)	20,900	129,580

Health Care 29.2%		495,573,363

Biotechnology 2.5%
Amgen, Inc.	307,700	21,391,304
AVEO Pharmaceuticals, Inc. (I)	19,100	243,143
Biogen Idec, Inc. (I)	62,840	8,216,330
Celgene Corp. (I)	25,500	1,740,375
Cubist Pharmaceuticals, Inc. (I)	3,200	128,384
Enzon Pharmaceuticals, Inc. (I)(L)	23,500	151,105
Gilead Sciences, Inc. (I)	203,700	10,174,815
Idenix Pharmaceuticals, Inc. (I)	19,000	171,760
PDL BioPharma, Inc. (L)	26,900	174,581
Pharmacyclics, Inc. (I)	6,500	204,230
Targacept, Inc. (I)	23,400	97,110
Theravance, Inc. (I)(L)	6,900	142,761

Health Care Equipment & Supplies 4.3%
Alere, Inc. (I)	8,800	161,656
Baxter International, Inc.	209,700	10,615,014
Becton, Dickinson and Company (L)	69,500	5,082,535
C.R. Bard, Inc.	28,560	2,775,746
CareFusion Corp. (I)	14,400	349,056
Covidien PLC	73,200	3,790,296
DENTSPLY International, Inc. (L)	20,200	747,400
Edwards Lifesciences Corp. (I)	33,880	2,892,336
Gen-Probe, Inc. (I)	14,200	1,148,922
IDEXX Laboratories, Inc. (I)(L)	21,300	1,807,092
Intuitive Surgical, Inc. (I)	15,640	8,181,284
Medtronic, Inc.	440,234	16,218,221
ResMed, Inc. (I)(L)	41,400	1,282,572
St. Jude Medical, Inc.	104,600	4,018,732

5

U.S. Equity Fund
As of 5-31-12 (Unaudited)

	Shares	Value

Health Care (continued)

Stryker Corp.	126,800	$6,523,860
Varian Medical Systems, Inc. (I)(L)	39,900	2,340,534
Wright Medical Group, Inc. (I)(L)	7,100	140,509
Zimmer Holdings, Inc.	71,400	4,330,410

Health Care Providers & Services 3.3%
Aetna, Inc.	45,600	1,864,584
AMERIGROUP Corp. (I)(L)	3,400	212,160
AmerisourceBergen Corp.	34,400	1,272,456
Cardinal Health, Inc.	25,200	1,042,776
Coventry Health Care, Inc.	15,600	474,240
Express Scripts Holding Company (I)	274,110	14,305,801
HCA Holdings, Inc.	11,700	304,083
Health Net, Inc. (I)	3,600	92,232
Henry Schein, Inc. (I)	30,300	2,251,593
Humana, Inc.	24,800	1,894,472
Laboratory Corp. of America Holdings (I)(L)	61,200	5,096,736
Lincare Holdings, Inc. (L)	6,000	137,580
McKesson Corp.	19,300	1,684,504
Mednax, Inc. (I)	17,600	1,073,776
Patterson Companies, Inc. (L)	34,600	1,150,104
Quest Diagnostics, Inc.	44,400	2,526,360
UnitedHealth Group, Inc.	305,246	17,023,569
WellCare Health Plans, Inc. (I)	2,400	135,528
WellPoint, Inc.	44,600	3,005,594

Health Care Technology 0.3%
Cerner Corp. (I)(L)	56,220	4,382,911
Quality Systems, Inc. (L)	19,500	557,895
SXC Health Solutions Corp. (I)	2,700	242,217

Life Sciences Tools & Services 0.2%
Mettler-Toledo International, Inc. (I)	930	145,192
Techne Corp.	13,300	902,538
Waters Corp. (I)	29,600	2,361,488

Pharmaceuticals 18.6%
Abbott Laboratories	789,700	48,795,563
Allergan, Inc.	107,726	9,722,272
Bristol-Myers Squibb Company	736,100	24,541,574
Eli Lilly & Company	663,200	27,158,040
Endo Pharmaceuticals Holdings, Inc. (I)	40,500	1,317,060
Forest Laboratories, Inc. (I)	124,100	4,343,500
Johnson & Johnson	1,056,900	65,982,267
Merck & Company, Inc.	1,556,132	58,479,441
Perrigo Company	4,000	415,560
Pfizer, Inc.	3,443,012	75,298,672
ViroPharma, Inc. (I)(L)	6,800	136,952

Industrials 3.1%		53,142,186

Aerospace & Defense 0.8%
Alliant Techsystems, Inc.	3,800	186,010
Exelis, Inc.	15,400	154,000
GenCorp, Inc. (I)(L)	23,500	143,820
General Dynamics Corp.	35,200	2,253,152
Huntington Ingalls Industries, Inc. (I)	3,600	132,408
L-3 Communications Holdings, Inc.	13,500	920,565
Lockheed Martin Corp.	11,800	977,040

6

U.S. Equity Fund
As of 5-31-12 (Unaudited)

	Shares	Value

Industrials (continued)

Northrop Grumman Corp.	17,000	$998,750
Raytheon Company	28,600	1,439,152
Rockwell Collins, Inc. (L)	16,700	841,179
United Technologies Corp.	68,200	5,054,302

Air Freight & Logistics 0.2%
C.H. Robinson Worldwide, Inc. (L)	52,900	3,081,954

Airlines 0.0%
Republic Airways Holdings, Inc. (I)(L)	25,500	138,210

Building Products 0.0%
Quanex Building Products Corp.	9,800	161,798

Commercial Services & Supplies 0.3%
Copart, Inc. (I)	23,900	647,929
Pitney Bowes, Inc. (L)	14,500	197,780
R.R. Donnelley & Sons Company (L)	11,200	120,512
Rollins, Inc.	46,750	992,970
Stericycle, Inc. (I)(L)	29,900	2,609,074

Industrial Conglomerates 1.3%
3M Company	243,200	20,528,512
Danaher Corp.	33,100	1,720,207
Tyco International, Ltd.	10,800	574,128

Machinery 0.0%
ITT Corp. (L)	7,250	148,843
John Bean Technologies Corp.	16,500	229,845
Lydall, Inc. (I)	17,900	222,855
Oshkosh Corp. (I)	10,000	204,700

Professional Services 0.1%
Dun & Bradstreet Corp.	10,100	682,457
Verisk Analytics, Inc., Class A (I)	7,300	349,670

Trading Companies & Distributors 0.4%
Fastenal Company (L)	83,800	3,706,474
W.W. Grainger, Inc. (L)	19,230	3,723,890

Information Technology 27.9%		472,991,328

Communications Equipment 2.4%
Cisco Systems, Inc.	433,117	7,072,801
Harris Corp. (L)	14,400	572,832
QUALCOMM, Inc.	570,498	32,695,240
Sycamore Networks, Inc. (I)	12,200	161,772
Symmetricom, Inc. (I)	46,300	252,335
ViaSat, Inc. (I)(L)	6,400	268,928

Computers & Peripherals 4.2%
Apple, Inc. (I)	86,590	50,025,641
Dell, Inc. (I)	233,915	2,884,172
EMC Corp. (I)	215,800	5,146,830
Hewlett-Packard Company	399,413	9,058,687
Lexmark International, Inc., Class A (L)	3,600	90,036
NCR Corp. (I)	7,800	167,076
SanDisk Corp. (I)	79,800	2,609,460
Seagate Technology PLC	21,700	508,431
Western Digital Corp. (I)	46,600	1,462,774

Electronic Equipment, Instruments & Components 0.1%
Arrow Electronics, Inc. (I)	4,100	139,031

7

U.S. Equity Fund
As of 5-31-12 (Unaudited)

	Shares	Value

Information Technology (continued)

Avnet, Inc. (I)	3,500	$106,715
Ingram Micro, Inc., Class A (I)	18,600	331,638
Insight Enterprises, Inc. (I)	7,800	116,142
Richardson Electronics, Ltd.	21,100	243,705
SYNNEX Corp. (I)	3,500	116,725
Tech Data Corp. (I)	3,100	147,591

Internet Software & Services 4.6%
AOL, Inc. (I)	8,900	244,127
EarthLink, Inc.	23,800	192,066
eBay, Inc. (I)	109,700	4,299,143
Google, Inc., Class A (I)	125,160	72,700,438
IAC/InterActiveCorp	2,700	121,284
VistaPrint NV (I)(L)	4,000	135,520

IT Services 7.0%
Accenture PLC, Class A (L)	228,500	13,047,350
Alliance Data Systems Corp. (I)	1,210	152,460
Amdocs, Ltd. (I)	69,100	1,986,625
Automatic Data Processing, Inc.	119,800	6,247,570
CACI International, Inc., Class A (I)	2,300	98,440
Cognizant Technology Solutions Corp., Class A (I)	55,600	3,238,700
Computer Sciences Corp.	5,300	141,192
DST Systems, Inc.	3,100	158,410
Fiserv, Inc. (I)	5,900	397,837
Global Payments, Inc.	26,600	1,129,968
International Business Machines Corp.	388,977	75,033,663
Jack Henry & Associates, Inc. (L)	29,400	970,494
Lender Processing Services, Inc.	5,600	129,248
MasterCard, Inc., Class A	10,900	4,430,959
NeuStar, Inc., Class A (I)	21,200	682,216
Paychex, Inc. (L)	117,100	3,509,487
SAIC, Inc. (L)	18,300	203,313
Total Systems Services, Inc.	37,100	863,317
Visa, Inc., Class A	49,720	5,727,744

Office Electronics 0.0%
Xerox Corp.	81,700	589,874

Semiconductors & Semiconductor Equipment 0.5%
First Solar, Inc. (I)(L)	13,970	175,463
Intel Corp.	230,200	5,948,368
Marvell Technology Group, Ltd. (I)	11,100	139,083
Omnivision Technologies, Inc. (I)(L)	10,000	161,800
Tessera Technologies, Inc.	9,800	133,182
Texas Instruments, Inc.	36,300	1,033,824

Software 9.1%
Activision Blizzard, Inc.	38,000	446,120
Adobe Systems, Inc. (I)	48,600	1,509,030
ANSYS, Inc. (I)	24,500	1,515,938
BMC Software, Inc. (I)	55,800	2,361,456
Citrix Systems, Inc. (I)	43,500	3,178,980
Compuware Corp. (I)	18,700	168,300
FactSet Research Systems, Inc. (L)	16,090	1,696,369
Informatica Corp. (I)	37,500	1,553,625
Intuit, Inc.	97,600	5,488,048
MICROS Systems, Inc. (I)	29,000	1,530,040
Microsoft Corp.	2,706,085	78,990,621

8

U.S. Equity Fund
As of 5-31-12 (Unaudited)

	Shares	Value

Information Technology (continued)

Oracle Corp.	2,096,647	$55,498,246
Seachange International, Inc. (I)(L)	14,800	119,732
Symantec Corp. (I)	49,400	733,096

Materials 0.5%		9,075,185

Chemicals 0.3%
Airgas, Inc.	1,900	164,939
CF Industries Holdings, Inc. (L)	2,110	360,726
Ecolab, Inc.	68,000	4,298,280
Huntsman Corp.	8,500	108,800
Sigma-Aldrich Corp. (L)	18,700	1,297,219
The Sherwin-Williams Company	1,370	177,607
Valhi, Inc.	9,900	140,382

Construction Materials 0.0%
Vulcan Materials Company	2,500	86,625

Metals & Mining 0.1%
Freeport-McMoRan Copper & Gold, Inc.	21,400	685,656
Globe Specialty Metals, Inc.	11,300	132,436
Kaiser Aluminum Corp. (L)	2,500	119,975
Suncoke Energy, Inc. (I)	11,200	157,248

Paper & Forest Products 0.1%
Schweitzer-Mauduit International, Inc.	20,109	1,345,292

Telecommunication Services 0.7%		12,360,467

Diversified Telecommunication Services 0.6%
American Tower Corp.	7,000	454,160
AT&T, Inc.	143,805	4,913,817
Level 3 Communications, Inc. (I)	6,700	142,241
Verizon Communications, Inc.	133,400	5,554,776

Wireless Telecommunication Services 0.1%
Crown Castle International Corp. (I)	15,400	840,840
Sprint Nextel Corp. (I)	176,900	454,633

Utilities 0.6%		10,545,475

Electric Utilities 0.4%
American Electric Power Company, Inc.	20,700	797,157
Duke Energy Corp.	63,300	1,391,334
Entergy Corp.	8,180	527,855
Exelon Corp.	23,076	853,350
FirstEnergy Corp.	19,100	893,689
PPL Corp.	25,100	686,987
Progress Energy, Inc.	11,700	641,394
Southern Company (L)	31,400	1,441,574

Multi-Utilities 0.2%
Ameren Corp.	18,500	597,735
CenterPoint Energy, Inc.	7,800	157,794
Consolidated Edison, Inc.	11,800	712,248
Dominion Resources, Inc. (L)	21,100	1,098,466
DTE Energy Company	6,900	392,127
NiSource, Inc.	14,100	353,765

9

U.S. Equity Fund
As of 5-31-12 (Unaudited)

		Shares	Value

Investment Companies 0.1%			$2,002,076

(Cost $1,969,645)

Financials 0.1%			2,002,076

SPDR S&P 500 ETF Trust (L)		655	86,126
The Health Care Select Sector SPDR Fund		53,000	1,915,950

	Yield	Shares	Value

Securities Lending Collateral 3.5%			$59,572,280

(Cost $59,561,280)

John Hancock Collateral Investment Trust (W)	0.3309%(Y)	5,952,942	59,572,280

Short-Term Investments 1.9%			$32,534,740

(Cost $32,534,740)

State Street Institutional Treasury Money Market Fund	0.0000%(Y)	32,534,740	32,534,740

Total investments (Cost $1,479,480,195)† 103.2%			$1,750,526,549

Other assets and liabilities, net (3.2%)			($54,728,351)

Total net assets 100.0%		$1,695,798,198

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

(L) A portion of this security is on loan as of 5-31-12.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 5-31-12.

† At 5-31-12, the aggregate cost of investment securities for federal income tax purposes was $1,516,511,970 Net unrealized appreciation aggregated $234,014,579, of which $245,555,530 related to appreciated investment securities and $11,540,951 related to depreciated investment securities.

10

U.S. Equity Fund
As of 5-31-12 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques. Equity securities, including exchange-traded funds, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust, are valued at their respective net asset values each business day. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

As of May 31, 2012, all investments are categorized as Level 1 under the hierarchy described above. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the period ended May 31, 2012, there were no transfers between the levels described above.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

11

# More information

**How to contact us**

| | | |
|---|---|---|
| **Internet** | www.jhfunds.com | |
| **Mail** | **Regular mail:**<br>John Hancock Signature Services, Inc.<br>P.O. Box 55913<br>Boston, MA 02205-5913 | **Express mail:**<br>John Hancock Signature Services, Inc.<br>Mutual Fund Image Operations<br>30 Dan Road<br>Canton, MA 02021 |
| **Phone** | Customer service representatives<br>EASI-Line<br>TDD line | **1-800-225-5291**<br>**1-800-338-8080**<br>**1-800-554-6713** |

This report is for the information of the shareholders of John Hancock U.S. Equity Fund.

390Q3 5/12
7/12

John Hancock

MUTUAL FUNDS

# John Hancock Retirement Living Portfolios

*(formerly Lifecycle Portfolios)*

QUARTERLY PORTFOLIO HOLDINGS

5.31.2012

Retirement Living through 2050 Portfolio (formerly Lifecycle 2050 Portfolio)
As of 5-31-12 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES - 99.8%

Equity - 92.3%

John Hancock Funds II (G) - 87.7%
All Cap Value, Class NAV (Lord Abbett)	59,534	$613,204
Alpha Opportunities, Class NAV (Wellington)	89,281	895,490
Blue Chip Growth, Class NAV (T. Rowe Price)	50,675	1,154,890
Capital Appreciation, Class NAV (Jennison)	93,441	1,154,927
Capital Appreciation Value, Class NAV (T.Rowe Price)	139,473	1,483,989
China Emerging Leaders, Class NAV (Atlantis) (I)	19,260	185,471
Emerging Markets, Class NAV (DFA)	335,473	3,062,865
Equity-Income, Class NAV (T. Rowe Price)	45,131	650,335
Fundamental Large Cap Value, Class NAV (John Hancock1) (A)	63,148	613,167
Fundamental Value, Class NAV (Davis)	60,062	895,527
Global Real Estate, Class NAV (Deutsche)	80,138	574,589
Health Sciences, Class NAV (T. Rowe Price) (I)	30,109	370,942
Heritage, Class NAV (American Century)	32,702	239,702
International Growth Stock, Class NAV (Invesco)	25,300	252,240
International Small Cap, Class NAV (Franklin)	23,869	317,934
International Small Company, Class NAV (DFA)	44,906	317,934
International Value, Class NAV (Franklin)	21,858	252,240
Mid Cap Stock, Class NAV (Wellington)	32,434	536,790
Mid Cap Value Equity, Class NAV (Columbia)	21,526	192,445
Mid Value, Class NAV (T. Rowe Price)	33,078	391,640
Mutual Shares, Class NAV (Franklin)	52,867	555,633
Natural Resources, Class NAV (Wellington)	72,922	1,093,833
Real Estate Equity, Class NAV (T. Rowe Price)	21,280	191,517
Redwood, Class NAV (RCM)	35,335	371,016
Small Cap Growth, Class NAV (Wellington)	14,028	114,324
Small Cap Value, Class NAV (Wellington)	9,249	145,483
Small Company Growth, Class NAV (Invesco) (I)	8,172	114,324
Small Company Value, Class NAV (T. Rowe Price)	7,558	194,856
Smaller Company Growth, Class NAV (Frontier/John Hancock[2] (A)/Perimeter)	11,649	99,829
Strategic Equity Allocation, Class NAV (John Hancock1) (A)(I)	1,474,757	13,965,952
U.S. Equity, Class NAV (GMO)	137,917	1,483,989
Value, Class NAV (Invesco)	19,840	192,445

John Hancock Funds III (G) - 4.3%
Global Shareholder Yield, Class NAV (Epoch)	92,246	853,277
International Core, Class NAV (GMO)	10,389	252,240
Strategic Growth, Class NAV (John Hancock1) (A)	43,184	483,226

John Hancock Investment Trust (G) - 0.3%
Small Cap Intrinsic Value, Class NAV (John Hancock1) (A)	11,128	122,077

Fixed Income - 4.7%

John Hancock Funds II (G) - 4.7%
Active Bond, Class NAV (John Hancock1/Declaration) (A)	5,572	57,165
Floating Rate Income, Class NAV (WAMCO)	25,112	232,289
Global Bond, Class NAV (PIMCO)	4,745	58,220
Global High Yield, Class NAV (Stone Harbor)	17,695	177,840
High Yield, Class NAV (WAMCO)	28,415	248,350
Multi Sector Bond, Class NAV (Stone Harbor)	16,532	166,968
Real Return Bond, Class NAV (PIMCO)	2,564	33,440
Spectrum Income, Class NAV (T. Rowe Price)	17,449	187,225

1

Retirement Living through 2050 Portfolio (formerly Lifecycle 2050 Portfolio)
As of 5-31-12 (Unaudited)

Affiliated Investment Companies (continued)

Strategic Income Opportunities, Class NAV (John Hancock1) (A)	17,617	$186,563
Total Return, Class NAV (PIMCO)	17,104	244,929
U.S. High Yield Bond, Class NAV (Wells Capital)	14,531	181,056

Alternative - 2.8%

John Hancock Funds II (G) - 2.8%
Currency Strategies, Class NAV (First Quadrant) (I)	86,602	848,700
Global Absolute Return Strategies, Class NAV (Standard Life) (I)	17,707	185,391

Total investments (Cost $38,659,571) - 99.8%		$37,198,478

Other assets and liabilities, net - 0.2%		73,255

TOTAL NET ASSETS - 100.0%		$37,271,733

Percentages are based upon net assets.

2

Retirement Living through 2045 Portfolio (formerly Lifecycle 2045 Portfolio)
As of 5-31-12 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES - 100.0%

Affiliated Investment Companies – 100.0%

Equity - 92.5%

John Hancock Funds II (G) - 87.9%
All Cap Value, Class NAV (Lord Abbett)	814,554	$8,389,902
Alpha Opportunities, Class NAV (Wellington)	1,229,242	12,329,302
Blue Chip Growth, Class NAV (T. Rowe Price)	698,344	15,915,264
Capital Appreciation, Class NAV (Jennison)	1,281,005	15,833,225
Capital Appreciation Value, Class NAV (T.Rowe Price)	1,990,653	21,180,552
China Emerging Leaders, Class NAV (Atlantis) (I)	266,012	2,561,694
Emerging Markets, Class NAV (DFA)	4,625,914	42,234,592
Equity-Income, Class NAV (T. Rowe Price)	628,527	9,057,075
Fundamental Large Cap Value, Class NAV (John Hancock1) (A)	866,977	8,418,346
Fundamental Value, Class NAV (Davis)	830,767	12,386,739
Global Real Estate, Class NAV (Deutsche)	1,121,426	8,040,624
Health Sciences, Class NAV (T. Rowe Price) (I)	454,043	5,593,816
Heritage, Class NAV (American Century)	456,172	3,343,742
International Growth Stock, Class NAV (Invesco)	348,156	3,471,115
International Small Cap, Class NAV (Franklin)	328,543	4,376,193
International Small Company, Class NAV (DFA)	618,351	4,377,929
International Value, Class NAV (Franklin)	300,846	3,471,758
Mid Cap Stock, Class NAV (Wellington)	448,778	7,427,274
Mid Cap Value Equity, Class NAV (Columbia)	300,146	2,683,303
Mid Value, Class NAV (T. Rowe Price)	458,122	5,424,163
Mutual Shares, Class NAV (Franklin)	733,129	7,705,190
Natural Resources, Class NAV (Wellington)	993,163	14,897,446
Real Estate Equity, Class NAV (T. Rowe Price)	298,950	2,690,547
Redwood, Class NAV (RCM)	506,364	5,316,817
Small Cap Growth, Class NAV (Wellington)	194,637	1,586,293
Small Cap Value, Class NAV (Wellington)	128,908	2,027,723
Small Company Growth, Class NAV (Invesco) (I)	113,657	1,590,068
Small Company Value, Class NAV (T. Rowe Price)	105,580	2,721,843
Smaller Company Growth, Class NAV (Frontier/John Hancock[2](A)/Perimeter)	183,336	1,571,194
Strategic Equity Allocation, Class NAV (John Hancock1) (A)(I)	20,376,622	192,966,610
U.S. Equity, Class NAV (GMO)	1,979,941	21,304,169
Value, Class NAV (Invesco)	279,690	2,712,995

John Hancock Funds III (G) - 4.3%
Global Shareholder Yield, Class NAV (Epoch)	1,290,081	11,933,246
International Core, Class NAV (GMO)	143,011	3,472,298
Strategic Growth, Class NAV (John Hancock1) (A)	591,615	6,620,168

John Hancock Investment Trust (G) - 0.3%
Small Cap Intrinsic Value, Class NAV (John Hancock1) (A)	154,376	1,693,504

Fixed Income - 4.6%

John Hancock Funds II (G) - 4.6%
Active Bond, Class NAV (John Hancock1/Declaration) (A)	77,450	794,634
Floating Rate Income, Class NAV (WAMCO)	384,913	3,560,450
Global Bond, Class NAV (PIMCO)	66,971	821,736
Global High Yield, Class NAV (Stone Harbor)	209,763	2,108,122
High Yield, Class NAV (WAMCO)	336,447	2,940,545
Multi Sector Bond, Class NAV (Stone Harbor)	232,891	2,352,199
Real Return Bond, Class NAV (PIMCO)	35,018	456,633
Spectrum Income, Class NAV (T. Rowe Price)	247,811	2,659,008

3

Retirement Living through 2045 Portfolio (formerly Lifecycle 2045 Portfolio)
As of 5-31-12 (Unaudited)

Affiliated Investment Companies (continued)

Strategic Income Opportunities, Class NAV (John Hancock1) (A)	251,087	$2,659,008
Total Return, Class NAV (PIMCO)	237,855	3,406,086
U.S. High Yield Bond, Class NAV (Wells Capital)	171,945	2,142,440

Alternative - 2.9%

John Hancock Funds II (G) - 2.9%
Currency Strategies, Class NAV (First Quadrant) (I)	1,238,654	12,138,807
Global Absolute Return Strategies, Class NAV (Standard Life) (I)	257,210	2,692,985

Total investments (Cost $504,609,940) 100.0%		$516,059,372

Other assets and liabilities, net - (0.0%)		107,709

TOTAL NET ASSETS - 100.0%		$516,167,081

Percentages are based upon net assets.

4

Retirement Living through 2040 Portfolio (formerly Lifecycle 2040 Portfolio)
As of 5-31-12 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES - 100.0%

Equity - 92.6%

John Hancock Funds II (G) - 88.0%
All Cap Value, Class NAV (Lord Abbett)	801,276	$8,253,135
Alpha Opportunities, Class NAV (Wellington)	1,211,299	12,149,332
Blue Chip Growth, Class NAV (T. Rowe Price)	688,701	15,695,491
Capital Appreciation, Class NAV (Jennison)	1,259,303	15,564,989
Capital Appreciation Value, Class NAV (T.Rowe Price)	1,954,206	20,792,756
China Emerging Leaders, Class NAV (Atlantis) (I)	260,211	2,505,832
Emerging Markets, Class NAV (DFA)	4,531,832	41,375,626
Equity-Income, Class NAV (T. Rowe Price)	618,711	8,915,626
Fundamental Large Cap Value, Class NAV (John Hancock1) (A)	854,092	8,293,229
Fundamental Value, Class NAV (Davis)	817,793	12,193,290
Global Real Estate, Class NAV (Deutsche)	1,104,151	7,916,762
Health Sciences, Class NAV (T. Rowe Price) (I)	445,297	5,486,055
Heritage, Class NAV (American Century)	446,388	3,272,027
International Growth Stock, Class NAV (Invesco)	342,238	3,412,110
International Small Cap, Class NAV (Franklin)	322,623	4,297,344
International Small Company, Class NAV (DFA)	607,210	4,299,049
International Value, Class NAV (Franklin)	295,425	3,409,205
Mid Cap Stock, Class NAV (Wellington)	442,151	7,317,600
Mid Cap Value Equity, Class NAV (Columbia)	294,933	2,636,702
Mid Value, Class NAV (T. Rowe Price)	451,870	5,350,140
Mutual Shares, Class NAV (Franklin)	719,894	7,566,081
Natural Resources, Class NAV (Wellington)	975,269	14,629,029
Real Estate Equity, Class NAV (T. Rowe Price)	294,344	2,649,100
Redwood, Class NAV (RCM)	497,092	5,219,471
Small Cap Growth, Class NAV (Wellington)	191,668	1,562,095
Small Cap Value, Class NAV (Wellington)	127,149	2,000,051
Small Company Growth, Class NAV (Invesco) (I)	111,932	1,565,934
Small Company Value, Class NAV (T. Rowe Price)	104,139	2,684,698
Smaller Company Growth, Class NAV (Frontier/John Hancock[2] (A)/Perimeter)	180,409	1,546,106
Strategic Equity Allocation, Class NAV (John Hancock1) (A) (I)	20,062,729	189,994,048
U.S. Equity, Class NAV (GMO)	1,943,691	20,914,110
Value, Class NAV (Invesco)	275,236	2,669,792

John Hancock Funds III (G) - 4.3%
Global Shareholder Yield, Class NAV (Epoch)	1,274,590	11,789,953
International Core, Class NAV (GMO)	140,434	3,409,736
Strategic Growth, Class NAV (John Hancock1) (A)	582,979	6,523,534

John Hancock Investment Trust (G) - 0.3%
Small Cap Intrinsic Value, Class NAV (John Hancock1) (A)	151,167	1,658,302

Fixed Income - 4.6%

John Hancock Funds II (G) - 4.6%
Active Bond, Class NAV (John Hancock1/Declaration) (A)	74,544	764,821
Floating Rate Income, Class NAV (WAMCO)	378,344	3,499,679
Global Bond, Class NAV (PIMCO)	64,458	790,906
Global High Yield, Class NAV (Stone Harbor)	207,635	2,086,733
High Yield, Class NAV (WAMCO)	333,767	2,917,127
Multi Sector Bond, Class NAV (Stone Harbor)	224,153	2,263,949
Real Return Bond, Class NAV (PIMCO)	33,704	439,501
Spectrum Income, Class NAV (T. Rowe Price)	238,513	2,559,247

5

Retirement Living through 2040 Portfolio (formerly Lifecycle 2040 Portfolio)
As of 5-31-12 (Unaudited)

Affiliated Investment Companies (continued)

Strategic Income Opportunities, Class NAV (John Hancock1) (A)	241,666	$2,559,247
Total Return, Class NAV (PIMCO)	228,931	3,278,296
U.S. High Yield Bond, Class NAV (Wells Capital)	170,131	2,119,829

Alternative - 2.8%

John Hancock Funds II (G) - 2.8%
Currency Strategies, Class NAV (First Quadrant) (I)	1,197,433	11,734,841
Global Absolute Return Strategies, Class NAV (Standard Life) (I)	252,509	2,643,769

Total investments (Cost $496,319,087) - 100.0%		$507,176,285

Other assets and liabilities, net - 0.0%		105,565

TOTAL NET ASSETS - 100.0%		$507,281,850

Percentages are based upon net assets.

6

Retirement Living through 2035 Portfolio (formerly Lifecycle 2035 Portfolio)
As of 5-31-12 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES - 100.0%

Equity - 92.4%

John Hancock Funds II (G) - 87.8%
All Cap Value, Class NAV (Lord Abbett)	1,042,064	$10,733,264
Alpha Opportunities, Class NAV (Wellington)	1,573,557	15,782,773
Blue Chip Growth, Class NAV (T. Rowe Price)	895,362	20,405,294
Capital Appreciation, Class NAV (Jennison)	1,640,538	20,277,046
Capital Appreciation Value, Class NAV (T.Rowe Price)	2,555,212	27,187,457
China Emerging Leaders, Class NAV (Atlantis) (I)	337,119	3,246,452
Emerging Markets, Class NAV (DFA)	5,867,156	53,567,137
Equity-Income, Class NAV (T. Rowe Price)	808,568	11,651,459
Fundamental Large Cap Value, Class NAV (John Hancock1) (A)	1,102,052	10,700,924
Fundamental Value, Class NAV (Davis)	1,066,471	15,901,076
Global Real Estate, Class NAV (Deutsche)	1,436,921	10,302,722
Health Sciences, Class NAV (T. Rowe Price) (I)	575,894	7,095,016
Heritage, Class NAV (American Century)	578,660	4,241,580
International Growth Stock, Class NAV (Invesco)	442,758	4,414,298
International Small Cap, Class NAV (Franklin)	417,816	5,565,307
International Small Company, Class NAV (DFA)	786,372	5,567,514
International Value, Class NAV (Franklin)	382,592	4,415,116
Mid Cap Stock, Class NAV (Wellington)	571,778	9,462,926
Mid Cap Value Equity, Class NAV (Columbia)	384,357	3,436,148
Mid Value, Class NAV (T. Rowe Price)	590,537	6,991,956
Mutual Shares, Class NAV (Franklin)	940,460	9,884,239
Natural Resources, Class NAV (Wellington)	1,263,029	18,945,431
Real Estate Equity, Class NAV (T. Rowe Price)	385,478	3,469,303
Redwood, Class NAV (RCM)	650,676	6,832,100
Small Cap Growth, Class NAV (Wellington)	247,860	2,020,059
Small Cap Value, Class NAV (Wellington)	165,582	2,604,609
Small Company Growth, Class NAV (Invesco) (I)	145,098	2,029,922
Small Company Value, Class NAV (T. Rowe Price)	135,617	3,496,205
Smaller Company Growth, Class NAV (Frontier/John Hancock[2](A)/Perimeter)	235,119	2,014,971
Strategic Equity Allocation, Class NAV (John Hancock1)(A)(I)	26,105,235	247,216,574
U.S. Equity, Class NAV (GMO)	2,527,029	27,190,833
Value, Class NAV (Invesco)	358,596	3,478,385

John Hancock Funds III (G) - 4.3%
Global Shareholder Yield, Class NAV (Epoch)	1,657,716	15,333,877
International Core, Class NAV (GMO)	181,870	4,415,803
Strategic Growth, Class NAV (John Hancock1) (A)	757,482	8,476,227

John Hancock Investment Trust (G) - 0.3%
Small Cap Intrinsic Value, Class NAV (John Hancock1) (A)	195,828	2,148,231

Fixed Income - 4.7%

John Hancock Funds II (G) - 4.7%
Active Bond, Class NAV (John Hancock1/Declaration) (A)	99,747	1,023,402
Floating Rate Income, Class NAV (WAMCO)	489,563	4,528,459
Global Bond, Class NAV (PIMCO)	86,252	1,058,306
Global High Yield, Class NAV (Stone Harbor)	270,603	2,719,558
High Yield, Class NAV (WAMCO)	434,788	3,800,048
Multi Sector Bond, Class NAV (Stone Harbor)	299,938	3,029,377
Real Return Bond, Class NAV (PIMCO)	45,099	588,094
Spectrum Income, Class NAV (T. Rowe Price)	319,153	3,424,513

7

Retirement Living through 2035 Portfolio (formerly Lifecycle 2035 Portfolio)
As of 5-31-12 (Unaudited)

Affiliated Investment Companies (continued)

Strategic Income Opportunities, Class NAV (John Hancock1) (A)	323,372	$3,424,513
Total Return, Class NAV (PIMCO)	306,332	4,386,669
U.S. High Yield Bond, Class NAV (Wells Capital)	222,380	2,770,860

Alternative - 2.9%

John Hancock Funds II (G) - 2.9%
Currency Strategies, Class NAV (First Quadrant) (I)	1,600,879	15,688,615
Global Absolute Return Strategies, Class NAV (Standard Life) (I)	329,249	3,447,240

Total investments (Cost $646,009,106) - 100.0%		$660,391,888

Other assets and liabilities, net - 0.0%		124,405

TOTAL NET ASSETS - 100.0%		$660,516,293

Percentages are based upon net assets.

8

Retirement Living through 2030 Portfolio (formerly Lifecycle 2030 Portfolio)
As of 5-31-12 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES - 100.0%

Equity - 85.9%

John Hancock Funds II (G) - 81.5%
All Cap Value, Class NAV (Lord Abbett)	1,197,203	$12,331,196
Alpha Opportunities, Class NAV (Wellington)	1,822,173	18,276,397
Blue Chip Growth, Class NAV (T. Rowe Price)	1,017,087	23,179,410
Capital Appreciation, Class NAV (Jennison)	1,860,451	22,995,179
Capital Appreciation Value, Class NAV (T.Rowe Price)	3,281,363	34,913,706
China Emerging Leaders, Class NAV (Atlantis) (I)	418,348	4,028,689
Emerging Markets, Class NAV (DFA)	6,671,184	60,907,911
Equity-Income, Class NAV (T. Rowe Price)	931,208	13,418,702
Fundamental Large Cap Value, Class NAV (John Hancock1) (A)	1,265,674	12,289,691
Fundamental Value, Class NAV (Davis)	1,234,176	18,401,557
Global Real Estate, Class NAV (Deutsche)	1,770,404	12,693,800
Health Sciences, Class NAV (T. Rowe Price) (I)	724,589	8,926,934
Heritage, Class NAV (American Century)	726,251	5,323,417
International Growth Stock, Class NAV (Invesco)	456,857	4,554,869
International Small Cap, Class NAV (Franklin)	456,827	6,084,931
International Small Company, Class NAV (DFA)	859,795	6,087,345
International Value, Class NAV (Franklin)	394,467	4,552,150
Mid Cap Stock, Class NAV (Wellington)	694,434	11,492,881
Mid Cap Value Equity, Class NAV (Columbia)	455,962	4,076,298
Mid Value, Class NAV (T. Rowe Price)	753,253	8,918,520
Mutual Shares, Class NAV (Franklin)	1,070,219	11,248,001
Natural Resources, Class NAV (Wellington)	1,458,322	21,874,835
Real Estate Equity, Class NAV (T. Rowe Price)	471,954	4,247,582
Redwood, Class NAV (RCM)	802,220	8,423,308
Small Cap Growth, Class NAV (Wellington)	253,893	2,069,231
Small Cap Value, Class NAV (Wellington)	179,321	2,820,721
Small Company Growth, Class NAV (Invesco) (I)	148,481	2,077,245
Small Company Value, Class NAV (T. Rowe Price)	138,171	3,562,046
Smaller Company Growth, Class NAV (Frontier/John Hancock[2](A)/Perimeter)	239,074	2,048,862
Strategic Equity Allocation, Class NAV (John Hancock1) (A)(I)	30,848,937	292,139,432
U.S. Equity, Class NAV (GMO)	3,184,211	34,262,107
Value, Class NAV (Invesco)	424,701	4,119,599

John Hancock Funds III (G) - 4.1%
Global Shareholder Yield, Class NAV (Epoch)	2,139,334	19,788,838
International Core, Class NAV (GMO)	187,515	4,552,859
Strategic Growth, Class NAV (John Hancock1) (A)	885,085	9,904,102

John Hancock Investment Trust (G) - 0.3%
Small Cap Intrinsic Value, Class NAV (John Hancock1) (A)	233,438	2,560,810

Fixed Income - 11.1%

John Hancock Funds II (G) - 11.1%
Active Bond, Class NAV (John Hancock1/Declaration) (A)	416,062	4,268,794
Floating Rate Income, Class NAV (WAMCO)	1,290,086	11,933,299
Global Bond, Class NAV (PIMCO)	349,571	4,289,235
Global High Yield, Class NAV (Stone Harbor)	767,624	7,714,619
High Yield, Class NAV (WAMCO)	1,344,056	11,747,047
Multi Sector Bond, Class NAV (Stone Harbor)	872,797	8,815,247
Real Return Bond, Class NAV (PIMCO)	226,253	2,950,340
Spectrum Income, Class NAV (T. Rowe Price)	898,865	9,644,817

9

Retirement Living through 2030 Portfolio (formerly Lifecycle 2030 Portfolio)
As of 5-31-12 (Unaudited)

Affiliated Investment Companies (continued)

Strategic Income Opportunities, Class NAV (John Hancock1) (A)	910,198	$9,638,992
Total Return, Class NAV (PIMCO)	955,324	13,680,241
U.S. High Yield Bond, Class NAV (Wells Capital)	629,230	7,840,211

Alternative - 3.0%

John Hancock Funds II (G) - 3.0%
Currency Strategies, Class NAV (First Quadrant) (I)	2,101,160	20,591,368
Global Absolute Return Strategies, Class NAV (Standard Life) (I)	415,775	4,353,160

Total investments (Cost $815,640,399) - 100.0%		$836,620,531

Other assets and liabilities, net - 0.0%		147,898

TOTAL NET ASSETS - 100.0%		$836,768,429

Percentages are based upon net assets.

10

Retirement Living through 2025 Portfolio (formerly Lifecycle 2025 Portfolio)
As of 5-31-12 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES - 100.0%

Equity - 77.5%

John Hancock Funds II (G) - 73.4%
All Cap Value, Class NAV (Lord Abbett)	1,189,448	$12,251,319
Alpha Opportunities, Class NAV (Wellington)	1,765,174	17,704,696
Blue Chip Growth, Class NAV (T. Rowe Price)	1,002,071	22,837,194
Capital Appreciation, Class NAV (Jennison)	1,830,134	22,620,455
Capital Appreciation Value, Class NAV (T.Rowe Price)	3,899,846	41,494,363
China Emerging Leaders, Class NAV (Atlantis) (I)	493,318	4,750,654
Emerging Markets, Class NAV (DFA)	6,924,826	63,223,658
Equity-Income, Class NAV (T. Rowe Price)	934,315	13,463,486
Fundamental Large Cap Value, Class NAV (John Hancock1) (A)	1,262,602	12,259,868
Fundamental Value, Class NAV (Davis)	1,197,730	17,858,158
Global Real Estate, Class NAV (Deutsche)	1,994,027	14,297,175
Health Sciences, Class NAV (T. Rowe Price) (I)	830,960	10,237,428
Heritage, Class NAV (American Century)	701,222	5,139,957
International Growth Stock, Class NAV (Invesco)	477,218	4,757,861
International Small Cap, Class NAV (Franklin)	433,629	5,775,941
International Small Company, Class NAV (DFA)	816,000	5,777,280
International Value, Class NAV (Franklin)	412,369	4,758,742
Mid Cap Stock, Class NAV (Wellington)	697,564	11,544,691
Mid Cap Value Equity, Class NAV (Columbia)	445,939	3,986,694
Mid Value, Class NAV (T. Rowe Price)	753,920	8,926,415
Mutual Shares, Class NAV (Franklin)	1,093,602	11,493,757
Natural Resources, Class NAV (Wellington)	1,536,025	23,040,377
Real Estate Equity, Class NAV (T. Rowe Price)	539,015	4,851,136
Redwood, Class NAV (RCM)	928,851	9,752,936
Small Cap Growth, Class NAV (Wellington)	209,625	1,708,443
Small Cap Value, Class NAV (Wellington)	127,363	2,003,420
Small Company Growth, Class NAV (Invesco) (I)	122,754	1,717,335
Small Company Value, Class NAV (T. Rowe Price)	124,039	3,197,725
Smaller Company Growth, Class NAV (Frontier/John Hancock[2] (A)/Perimeter)	199,075	1,706,070
Strategic Equity Allocation, Class NAV (John Hancock1) (A)(I)	32,239,498	305,308,046
U.S. Equity, Class NAV (GMO)	3,832,514	41,237,856
Value, Class NAV (Invesco)	415,032	4,025,811

John Hancock Funds III (G) - 3.9%
Global Shareholder Yield, Class NAV (Epoch)	2,455,859	22,716,694
International Core, Class NAV (GMO)	196,025	4,759,483
Strategic Growth, Class NAV (John Hancock1) (A)	924,882	10,349,434

John Hancock Investment Trust (G) - 0.2%
Small Cap Intrinsic Value, Class NAV (John Hancock1) (A)	208,508	2,287,337

Fixed Income - 19.5%

John Hancock Funds II (G) - 19.5%
Active Bond, Class NAV (John Hancock1/Declaration) (A)	946,898	9,715,170
Floating Rate Income, Class NAV (WAMCO)	2,649,056	24,503,767
Global Bond, Class NAV (PIMCO)	811,592	9,958,234
Global High Yield, Class NAV (Stone Harbor)	1,472,738	14,801,021
High Yield, Class NAV (WAMCO)	2,513,414	21,967,235
Multi Sector Bond, Class NAV (Stone Harbor)	1,834,540	18,528,854
Real Return Bond, Class NAV (PIMCO)	539,461	7,034,568
Spectrum Income, Class NAV (T. Rowe Price)	1,800,209	19,316,239

11

Retirement Living through 2025 Portfolio (formerly Lifecycle 2025 Portfolio)
As of 5-31-12 (Unaudited)

Affiliated Investment Companies (continued)

Strategic Income Opportunities, Class NAV (John Hancock1) (A)	1,819,139	$19,264,681
Total Return, Class NAV (PIMCO)	2,062,424	29,533,915
U.S. High Yield Bond, Class NAV (Wells Capital)	1,208,742	15,060,931

Alternative - 3.0%

John Hancock Funds II (G) - 3.0%
Currency Strategies, Class NAV (First Quadrant) (I)	2,426,846	23,783,090
Global Absolute Return Strategies, Class NAV (Standard Life) (I)	479,714	5,022,600

Total investments (Cost $945,365,649) - 100.0%		$972,312,200

Other assets and liabilities, net - 0.0%		256,508

TOTAL NET ASSETS - 100.0%		$972,568,708

Percentages are based upon net assets.

12

Retirement Living through 2020 Portfolio (formerly Lifecycle 2020 Portfolio)
As of 5-31-12 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES - 100.0%

Equity - 66.7%

John Hancock Funds II (G) - 62.8%
All Cap Value, Class NAV (Lord Abbett)	947,262	$9,756,799
Alpha Opportunities, Class NAV (Wellington)	1,414,136	14,183,780
Blue Chip Growth, Class NAV (T. Rowe Price)	744,954	16,977,502
Capital Appreciation, Class NAV (Jennison)	1,360,548	16,816,375
Capital Appreciation Value, Class NAV (T.Rowe Price)	3,507,802	37,323,008
China Emerging Leaders, Class NAV (Atlantis) (I)	452,734	4,359,829
Emerging Markets Class NAV (DFA)	5,092,319	46,492,875
Equity-Income, Class NAV (T. Rowe Price)	751,897	10,834,842
Fundamental Large Cap Value, Class NAV (John Hancock1) (A)	1,001,261	9,722,244
Fundamental Value, Class NAV (Davis)	956,010	14,254,107
Global Real Estate, Class NAV (Deutsche)	1,716,621	12,308,176
Health Sciences, Class NAV (T. Rowe Price) (I)	794,423	9,787,292
Heritage, Class NAV (American Century)	473,574	3,471,300
International Growth Stock, Class NAV (Invesco)	295,948	2,950,604
International Small Cap, Class NAV (Franklin)	308,681	4,111,627
International Small Company, Class NAV (DFA)	581,299	4,115,594
International Value, Class NAV (Franklin)	253,614	2,926,710
Mid Cap Stock, Class NAV (Wellington)	445,094	7,366,299
Mid Cap Value Equity, Class NAV (Columbia)	278,449	2,489,335
Mid Value, Class NAV (T. Rowe Price)	501,965	5,943,265
Mutual Shares, Class NAV (Franklin)	856,649	9,003,383
Natural Resources, Class NAV (Wellington)	1,181,730	17,725,947
Real Estate Equity, Class NAV (T. Rowe Price)	512,406	4,611,655
Redwood, Class NAV (RCM)	856,623	8,994,544
Small Cap Growth, Class NAV (Wellington)	481,103	3,920,989
Small Company Value, Class NAV (T. Rowe Price)	154,759	3,989,678
Strategic Equity Allocation, Class NAV (John Hancock1) (A)(I)	26,069,917	246,882,111
U.S. Equity, Class NAV (GMO)	3,424,328	36,845,771
Value, Class NAV (Invesco)	258,650	2,508,903

John Hancock Funds III (G) - 3.6%
Global Shareholder Yield, Class NAV (Epoch)	2,307,381	21,343,275
International Core, Class NAV (GMO)	120,647	2,929,298
Strategic Growth, Class NAV (John Hancock1) (A)	791,846	8,860,757

John Hancock Investment Trust (G) - 0.3%
Small Cap Intrinsic Value, Class NAV (John Hancock1) (A)	231,446	2,538,960

Fixed Income - 30.4%

John Hancock Funds II (G) - 30.4%
Active Bond, Class NAV (John Hancock1/Declaration) (A)	2,462,821	25,268,547
Floating Rate Income, Class NAV (WAMCO)	3,716,288	34,375,662
Global Bond, Class NAV (PIMCO)	1,531,745	18,794,511
Global High Yield, Class NAV (Stone Harbor)	1,735,491	17,441,689
High Yield, Class NAV (WAMCO)	2,973,615	25,989,399
Multi Sector Bond, Class NAV (Stone Harbor)	2,722,985	27,502,154
Real Return Bond, Class NAV (PIMCO)	924,662	12,057,590
Spectrum Income, Class NAV (T. Rowe Price)	2,563,108	27,502,154
Strategic Income Opportunities, Class NAV (John Hancock1) (A)	2,596,993	27,502,154
Total Return, Class NAV (PIMCO)	2,967,205	42,490,369
U.S. High Yield Bond, Class NAV (Wells Capital)	1,426,220	17,770,706

13

Retirement Living through 2020 Portfolio (formerly Lifecycle 2020 Portfolio)
As of 5-31-12 (Unaudited)

Affiliated Investment Companies (continued)

Alternative - 2.9%

John Hancock Funds II (G) - 2.9%
Currency Strategies, Class NAV (First Quadrant) (I)	2,200,395	$21,563,869
Global Absolute Return Strategies, Class NAV (Standard Life) (I)	446,213	4,671,850

Total investments (Cost $878,410,939) - 100.0%		$909,277,488

Other assets and liabilities, net - 0.0%		58,455

TOTAL NET ASSETS - 100.0%		$909,335,943

Percentages are based upon net assets.

14

Retirement Living through 2015 Portfolio (formerly Lifecycle 2015 Portfolio)
As of 5-31-12 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES - 100.0%

Equity - 54.8%

John Hancock Funds II (G) - 51.7%
All Cap Value, Class NAV (Lord Abbett)	477,079	$4,913,914
Alpha Opportunities, Class NAV (Wellington)	754,241	7,565,035
Blue Chip Growth, Class NAV (T. Rowe Price)	344,894	7,860,128
Capital Appreciation, Class NAV (Jennison)	629,897	7,785,531
Capital Appreciation Value, Class NAV (T.Rowe Price)	2,160,038	22,982,804
China Emerging Leaders, Class NAV (Atlantis) (I)	300,764	2,896,354
Emerging Markets, Class NAV (DFA)	2,468,229	22,534,934
Equity-Income, Class NAV (T. Rowe Price)	410,044	5,908,732
Fundamental Large Cap Value, Class NAV (John Hancock1) (A)	504,396	4,897,683
Fundamental Value, Class NAV (Davis)	509,302	7,593,691
Global Real Estate, Class NAV (Deutsche)	1,003,939	7,198,242
Health Sciences, Class NAV (T. Rowe Price) (I)	540,572	6,659,844
Heritage, Class NAV (American Century)	229,557	1,682,652
International Growth Stock, Class NAV (Invesco)	154,532	1,540,687
International Small Cap, Class NAV (Franklin)	154,006	2,051,356
International Small Company, Class NAV (DFA)	288,245	2,040,774
International Value, Class NAV (Franklin)	133,327	1,538,591
Mid Cap Stock, Class NAV (Wellington)	194,238	3,214,641
Mid Cap Value Equity, Class NAV (Columbia)	138,379	1,237,111
Mid Value, Class NAV (T. Rowe Price)	225,042	2,664,493
Mutual Shares, Class NAV (Franklin)	386,998	4,067,345
Natural Resources, Class NAV (Wellington)	629,856	9,447,845
Real Estate Equity, Class NAV (T. Rowe Price)	332,033	2,988,298
Redwood, Class NAV (RCM)	499,895	5,248,901
Small Cap Growth, Class NAV (Wellington)	353,732	2,882,916
Small Company Value, Class NAV (T. Rowe Price)	113,001	2,913,161
Strategic Equity Allocation, Class NAV (John Hancock1)(A)(I)	14,172,394	134,212,570
U.S. Equity, Class NAV (GMO)	2,172,988	23,381,348
Value, Class NAV (Invesco)	108,275	1,050,264

John Hancock Funds III (G) - 3.1%
Global Shareholder Yield, Class NAV (Epoch)	1,369,281	12,665,849
International Core, Class NAV (GMO)	63,379	1,538,831
Strategic Growth, Class NAV (John Hancock1) (A)	403,372	4,513,735

Fixed Income - 42.4%

John Hancock Funds II (G) - 42.4%
Active Bond, Class NAV (John Hancock1/Declaration) (A)	3,349,203	34,362,820
Floating Rate Income, Class NAV (WAMCO)	3,305,798	30,578,635
Global Bond, Class NAV (PIMCO)	1,625,851	19,949,189
Global High Yield, Class NAV (Stone Harbor)	1,234,686	12,408,598
High Yield, Class NAV (WAMCO)	2,139,029	18,695,110
Multi Sector Bond, Class NAV (Stone Harbor)	2,455,085	24,796,359
Real Return Bond, Class NAV (PIMCO)	931,951	12,152,643
Spectrum Income, Class NAV (T. Rowe Price)	2,308,296	24,768,021
Strategic Income Opportunities, Class NAV (John Hancock1) (A)	2,332,850	24,704,885
Total Return, Class NAV (PIMCO)	2,807,742	40,206,862
U.S. High Yield Bond, Class NAV (Wells Capital)	1,012,087	12,610,603

15

Retirement Living through 2015 Portfolio (formerly Lifecycle 2015 Portfolio)
As of 5-31-12 (Unaudited)

Affiliated Investment Companies (continued)

Alternative - 2.8%

John Hancock Funds II (G) - 2.8%
Currency Strategies, Class NAV (First Quadrant) (I)	1,433,551	$14,048,800
Global Absolute Return Strategies, Class NAV (Standard Life) (I)	293,037	3,068,093

Total investments (Cost $580,084,837) - 100.0%		$602,028,878

Other assets and liabilities, net - 0.0%		59,828

TOTAL NET ASSETS - 100.0%		$602,088,706

Percentages are based upon net assets.

16

Retirement Living through 2010 Portfolio (formerly Lifecycle 2010 Portfolio)
As of 5-31-12 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES - 100.0%

Equity - 44.6%

John Hancock Funds II (G) - 41.6%
All Cap Value, Class NAV (Lord Abbett)	233,356	$2,403,569
Alpha Opportunities, Class NAV (Wellington)	369,203	3,703,102
Blue Chip Growth, Class NAV (T. Rowe Price)	139,600	3,181,477
Capital Appreciation, Class NAV (Jennison)	256,147	3,165,978
Capital Appreciation Value, Class NAV (T.Rowe Price)	1,532,490	16,305,688
China Emerging Leaders, Class NAV (Atlantis) (I)	204,447	1,968,827
Emerging Markets, Class NAV (DFA)	1,117,843	10,205,904
Equity-Income, Class NAV (T. Rowe Price)	207,836	2,994,923
Fundamental Large Cap Value, Class NAV (John Hancock1) (A)	249,294	2,420,642
Fundamental Value, Class NAV (Davis)	248,562	3,706,066
Global Real Estate, Class NAV (Deutsche)	598,799	4,293,391
Health Sciences, Class NAV (T. Rowe Price) (I)	412,789	5,085,555
International Growth Stock, Class NAV (Invesco)	75,084	748,585
International Small Company, Class NAV (DFA)	315,992	2,237,223
International Value, Class NAV (Franklin)	64,881	748,724
Mid Cap Stock, Class NAV (Wellington)	159,320	2,636,751
Mid Value, Class NAV (T. Rowe Price)	222,534	2,634,797
Mutual Shares, Class NAV (Franklin)	209,662	2,203,543
Natural Resources, Class NAV (Wellington)	316,627	4,749,410
Real Estate Equity, Class NAV (T. Rowe Price)	221,674	1,995,064
Redwood, Class NAV (RCM)	338,812	3,557,521
Small Cap Growth, Class NAV (Wellington)	144,389	1,176,772
Small Company Value, Class NAV (T. Rowe Price)	45,613	1,175,907
Strategic Equity Allocation, Class NAV (John Hancock1) (A)(I)	7,695,809	72,879,315
U.S. Equity, Class NAV (GMO)	1,511,019	16,258,565

John Hancock Funds III (G) – 3.0%
Global Shareholder Yield, Class NAV (Epoch)	940,383	8,698,541
International Core, Class NAV (GMO)	30,842	748,841
Strategic Growth, Class NAV (John Hancock1) (A)	258,997	2,898,174

Fixed Income – 52.6%

John Hancock Funds II (G) – 52.6%
Active Bond, Class NAV (John Hancock1/Declaration) (A)	3,501,045	35,920,722
Floating Rate Income, Class NAV (WAMCO)	2,979,142	27,557,060
Global Bond, Class NAV (PIMCO)	1,192,332	14,629,913
Global High Yield, Class NAV (Stone Harbor)	876,193	8,805,741
High Yield, Class NAV (WAMCO)	1,507,742	13,177,662
Multi Sector Bond, Class NAV (Stone Harbor)	1,931,503	19,508,176
Real Return Bond, Class NAV (PIMCO)	733,744	9,568,017
Spectrum Income, Class NAV (T. Rowe Price)	1,816,019	19,485,882
Strategic Income Opportunities, Class NAV (John Hancock1) (A)	1,835,336	19,436,210
Total Return, Class NAV (PIMCO)	2,879,886	41,239,966
U.S. High Yield Bond, Class NAV (Wells Capital)	720,087	8,972,284

Alternative – 2.8%

John Hancock Funds II (G) – 2.8%
Currency Strategies, Class NAV (First Quadrant) (I)	967,320	9,479,733
Global Absolute Return Strategies, Class NAV (Standard Life) (I)	210,853	2,207,635

17

Retirement Living through 2010 Portfolio (formerly Lifecycle 2010 Portfolio)
As of 5-31-12 (Unaudited)

Total investments (Cost $401,621,595) – 100.0%	$414,771,856

Other assets and liabilities, net – 0.0%	(29,558)

TOTAL NET ASSETS – 100.0%	$414,742,298

Percentages are based upon net assets.

Footnote Legend:

(A) The subadviser is an affiliate of the adviser.

(G) The underlying fund’s subadviser is shown parenthetically.

(I) Non-income producing.

(1) Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

(2) Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.

18

Investment companies

Underlying Funds’ Subadvisers

American Century Investment Management, Inc.	(American Century)

Atlantis Investment Management (Hong Kong) Ltd.	(Atlantis)

Columbia Management Investments Advisers, LLC	(Columbia)

Davis Selected Advisers, L.P.	(Davis)

Declaration Management & Research, LLC	(Declaration)

Deutsche Investment Management Americas, Inc.	(Deutsche)

Dimensional Fund Advisors LP	(DFA)

Epoch Investment Partners, Inc.	(Epoch)

First Quadrant, L.P.	(First Quadrant)

Franklin Mutual Advisers
Franklin Templeton Investment Corp.	(Franklin)
Templeton Investments Counsel, LLC

Frontier Capital Management Company, LLC	(Frontier)

Grantham, Mayo, Van Otterloo & Co. LLC	(GMO)

Invesco Advisers, Inc.	(Invesco)

Jenninson Associates LLC	(Jenninson)

John Hancock Asset Management*	(John Hancock)

Lord, Abbot & Co. LLC	(Lord Abbett)

Pacific Investment Management Company LLC	(PIMCO)

Perimeter Capital Management	(Perimeter)

RCM Capital Management LLC	(RCM)

Standard Life Investments (Corporate Funds) Limited	(Standard Life)

Stone Harbor Investments Partners LP	(Stone Harbor)

T. Rowe Price Associates, Inc.	(T. Rowe Price)

Wellington Management Company, LLP	(Wellington)

Wells Capital Management, Incorporated	(Wells Capital)

Western Asset Management Company	(WAMCO)

*Manulife Asset Management (US) LLC and Manulife Asset Management (North America) Limited are doing business as John Hancock Asset Management.

19

Retirement Living Portfolios (formerly Lifecycle Portfolios)
Notes to the Portfolios of Investments (unaudited)
As of 5-31-12

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Investments by the Funds in underlying affiliated funds are valued at their respective net asset values each business day.

The Portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

As of May 31, 2012, all investments are categorized as Level 1 under the hierarchy described above. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

Cost of Investment Securities for Federal Income Tax Purposes

The tax cost of investments owned on May 31, 2012 was as follows:

				Net Unrealized
		Unrealized	Unrealized	Appreciation
Portfolio	Aggregate Cost	Appreciation	Depreciation	(Depreciation)

Retirement Living Through 2050	$38,661,749	$248,050	($1,711,321)	($1,463,271)
Retirement Living Through 2045	517,382,115	14,434,795	(15,757,538)	(1,322,743)
Retirement Living Through 2040	508,376,359	14,381,244	(15,581,318)	(1,200,074)
Retirement Living Through 2035	661,697,430	19,053,208	(20,358,750)	(1,305,542)
Retirement Living Through 2030	837,717,813	44,132,750	(45,230,032)	(1,097,282)
Retirement Living Through 2025	968,795,176	27,072,618	(23,555,594)	3,517,024
Retirement Living Through 2020	903,997,051	24,140,603	(18,860,166)	5,280,437
Retirement Living Through 2015	596,753,411	15,358,021	(10,082,554)	5,275,467
Retirement Living Through 2010	412,816,959	7,418,576	(5,463,679)	1,954,897

For additional information on the Portfolios' significant accounting policies, please refer to the Portfolios' most recent semiannual or annual shareholder report.

20

# More information

**How to contact us**

| | | |
|---|---|---|
| **Internet** | www.jhfunds.com | |
| **Mail** | **Regular mail:**<br>John Hancock Signature Services, Inc.<br>P.O. Box 55913<br>Boston, MA 02205-5913 | **Express mail:**<br>John Hancock Signature Services, Inc.<br>Mutual Fund Image Operations<br>30 Dan Road<br>Canton, MA 02021 |
| **Phone** | Customer service representatives<br>EASI-Line<br>TDD line | **1-800-225-5291**<br>**1-800-338-8080**<br>**1-800-554-6713** |

This report is for the information of the shareholders of John Hancock Retirement Living Portfolios *(formerly Lifecycle Portfolios)*

LCQ3 5/12
7/12

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 38.4%
U.S. Government - 8.8%
U.S. Treasury Bonds
3.125%, 02/15/2042	$24,135,000	26,495,693
4.375%, 05/15/2041	1,260,000	1,718,325
U.S. Treasury Notes
0.875%, 12/31/2016 to 04/30/2017	6,930,000	7,012,191
1.000%, 03/31/2017	18,000,000	18,309,384
1.250%, 01/31/2019	4,000,000	4,077,188
1.375%, 02/28/2019	2,000,000	2,054,376
1.500%, 07/31/2016 to 03/31/2019	16,740,000	17,349,215
1.750%, 05/15/2022	35,646,000	36,236,369
2.000%, 11/15/2021	5,000,000	5,219,140
2.125%, 08/15/2021	915,000	967,898
2.375%, 05/31/2018	3,700,000	4,029,529
2.625%, 11/15/2020	500,000	553,242
3.125%, 05/15/2021	4,870,000	5,582,238
U.S. Treasury Strips, PO
2.911%, 11/15/2030	4,715,000	2,956,536

		132,561,324
U.S. Government Agency - 29.6%
Federal Home Loan Mortgage Corp.
1.750%, 05/30/2019	4,345,000	4,455,046
3.500%, 05/01/2042	11,050,000	11,618,569
4.000%, 07/01/2024 to 04/01/2042	2,968,224	3,141,308
5.000%, 03/01/2041 to 04/01/2041	8,191,430	8,996,214
6.500%, 06/01/2037 to 09/01/2039	5,562,702	6,230,623
Federal National Mortgage Association
2.423%, 01/01/2036 (P)	541,200	576,931
2.428%, 05/01/2035 (P)	814,179	857,819
2.429%, 04/01/2042 (P)	1,556,846	1,621,912
2.682%, 04/01/2036 (P)	264,824	277,883
2.800%, 07/01/2033 (P)	1,036	1,108
3.500%, TBA	33,000,000	34,660,606
4.000%, TBA	61,500,000	65,500,465
4.000%, 10/01/2040 to 04/01/2042	51,677,345	55,372,556
4.375%, 03/15/2013	20,000	20,650
4.500%, TBA	66,500,000	71,351,075
4.500%, 06/01/2041 to 04/01/2042	21,503,812	23,377,420
5.000%, TBA	11,000,000	11,918,630
5.000%, 05/01/2018 to 04/01/2041	44,992,973	48,877,219
5.500%, 02/01/2018 to 03/01/2039	49,511,257	54,215,369
6.000%, 09/01/2022 to 11/01/2038	18,517,287	20,464,473
6.250%, 05/15/2029	157,000	228,352
6.500%, 02/01/2036 to 06/01/2039	9,613,311	10,821,132
7.000%, 12/01/2012 to 06/01/2032	15,136	17,058
7.500%, 09/01/2029 to 08/01/2031	2,646	3,085
Government National
Mortgage Association
4.000%, TBA	7,500,000	8,197,310
5.000%, 04/15/2035	42,356	46,889
5.500%, 03/15/2035	34,645	38,592
6.000%, 03/15/2033 to 06/15/2033	18,255	20,556
6.500%, 09/15/2028 to 08/15/2031	3,678	4,227
7.000%, 04/15/2029	1,610	1,856
8.000%, 10/15/2026	1,354	1,586

		442,916,519

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $561,697,027)		$575,477,843

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 0.1%
Argentina - 0.1%
City of Buenos Aires, Bond
9.950%, 03/01/2017 (S)		$1,510,000	$1,087,200
Republic of Argentina
1.180%, 12/31/2038 (P)	ARS	177,218	13,998
5.830%, 12/31/2033 (P)		72,870	18,588
12/15/2035 (I)		393,449	9,728

			1,129,514
Honduras - 0.0%
Central American Bank for Economic
Integration
6.750%, 04/15/2013 (S)		$12,000	12,493
Japan - 0.0%
Government of Japan
1.500%, 09/20/2014	JPY	1,350,000	17,778
Mexico - 0.0%
Government of Mexico
8.000%, 12/19/2013 to 12/07/2023	MXN	406,700	31,304
Panama - 0.0%
Republic of Panama
8.875%, 09/30/2027		$6,000	9,120
9.375%, 04/01/2029		1,000	1,600

			10,720

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $1,603,728)			$1,201,809

CORPORATE BONDS - 37.6%
Consumer Discretionary - 3.9%
Allison Transmission, Inc.
7.125%, 05/15/2019 (S)		1,030,000	1,076,313
AMC Entertainment, Inc.
8.750%, 06/01/2019		435,000	465,450
American Standard Americas
10.750%, 01/15/2016 (S)		450,000	351,000
Arcos Dorados Holdings, Inc.
10.250%, 07/13/2016 (S)	BRL	1,355,000	710,471
AutoNation, Inc.
5.500%, 02/01/2020		$1,140,000	1,148,550
6.750%, 04/15/2018		540,000	583,200
Burlington Coat Factory Warehouse Corp.
10.000%, 02/15/2019		1,700,000	1,755,250
Cablevision Systems Corp.
8.625%, 09/15/2017		320,000	349,600
CBS Corp. 7.875%, 07/30/2030		1,455,000	1,942,346
CCM Merger, Inc.
9.125%, 05/01/2019 (S)		1,180,000	1,180,000
CCO Holdings LLC 8.125%, 04/30/2020		325,000	357,500
Cinemark USA, Inc.
7.375%, 06/15/2021		470,000	502,900
8.625%, 06/15/2019		420,000	456,750
Comcast Corp. 6.550%, 07/01/2039		1,000,000	1,246,404
Corp. GEO SAB de CV
8.875%, 03/27/2022 (S)		1,090,000	1,049,125
COX Communications, Inc.
4.625%, 06/01/2013		340,000	352,279
5.450%, 12/15/2014		218,000	240,046
CSC Holdings LLC 7.875%, 02/15/2018		890,000	965,650
Darden Restaurants, Inc.
6.800%, 10/15/2037		835,000	1,008,934
Downstream Development Authority of
the Quapaw Tribe of Oklahoma
10.500%, 07/01/2019 (S)		680,000	700,400

1

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
DR Horton, Inc. 4.750%, 05/15/2017	$925,000	$934,250
Exide Technologies
8.625%, 02/01/2018 (L)	1,420,000	1,050,800
Expedia, Inc. 5.950%, 08/15/2020	1,160,000	1,230,050
Ford Motor Credit Company LLC
5.000%, 05/15/2018	1,095,000	1,196,773
Greektown Superholdings, Inc.
13.000%, 07/01/2015	1,115,000	1,215,350
Grupo Televisa SAB 6.625%, 01/15/2040	755,000	905,780
Harley-Davidson Financial Services, Inc.
2.700%, 03/15/2017 (S)	1,000,000	1,007,472
Hillman Group, Inc. 10.875%, 06/01/2018	1,093,000	1,139,453
Hyundai Capital Services, Inc.
4.375%, 07/27/2016 (S)	830,000	876,727
6.000%, 05/05/2015 (S)	1,030,000	1,126,269
Hyva Global BV 8.625%, 03/24/2016 (S)	725,000	618,063
Jacobs Entertainment, Inc.
9.750%, 06/15/2014	1,340,000	1,336,650
Kia Motors Corp. 3.625%, 06/14/2016 (S)	765,000	788,508
Levi Strauss & Company
7.625%, 05/15/2020 (L)	1,535,000	1,605,994
Limited Brands, Inc. 6.625%, 04/01/2021	825,000	884,813
Little Traverse Bay Bands of Odawa
Indians 9.000%, 08/31/2020 (S)	771,000	701,610
Macy’s Retail Holdings, Inc.
7.875%, 08/15/2036	1,140,000	1,226,653
Marina District Finance Company, Inc.
9.500%, 10/15/2015 (L)	780,000	739,050
Marriott International, Inc.
4.625%, 06/15/2012	26,000	26,022
MGM Resorts International
8.625%, 02/01/2019 (S)	1,120,000	1,184,400
News America, Inc.
6.150%, 03/01/2037 to 02/15/2041	1,330,000	1,519,535
6.400%, 12/15/2035	430,000	490,203
6.650%, 11/15/2037	865,000	999,431
6.750%, 01/09/2038	2,000	2,306
7.750%, 12/01/2045	9,000	11,038
Regal Cinemas Corp. 8.625%, 07/15/2019	270,000	293,625
Regal Entertainment Group
9.125%, 08/15/2018	275,000	299,063
Rivers Pittsburgh Borrower LP
9.500%, 06/15/2019 (S)	445,000	449,450
Seminole Indian Tribe of Florida
6.535%, 10/01/2020 (S)	1,005,000	1,007,332
7.750%, 10/01/2017 (S)	795,000	854,625
Simmons Foods, Inc.
10.500%, 11/01/2017 (S)	700,000	656,250
Target Corp. 7.000%, 01/15/2038	500,000	718,642
Time Warner Cable, Inc.
5.000%, 02/01/2020	1,000,000	1,121,322
5.500%, 09/01/2041	1,450,000	1,561,361
6.550%, 05/01/2037	550,000	645,532
6.750%, 07/01/2018	2,010,000	2,436,464
Time Warner Companies, Inc.
7.570%, 02/01/2024	34,000	43,888
Time Warner Entertainment Company LP
8.375%, 07/15/2033	535,000	740,169
Time Warner, Inc. 7.625%, 04/15/2031	9,000	11,748
Toys R Us Property Company II LLC
8.500%, 12/01/2017	275,000	282,906
UBM PLC 5.750%, 11/03/2020 (S)	630,000	649,006
Viacom, Inc.
6.125%, 10/05/2017	1,500,000	1,793,696
6.875%, 04/30/2036	760,000	989,642

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Visteon Corp. 6.750%, 04/15/2019	$720,000	$717,300
Waterford Gaming LLC
8.625%, 09/15/2014 (S)	136,676	78,651
XM Satellite Radio, Inc.
7.625%, 11/01/2018 (S)	1,360,000	1,455,200
Yum! Brands, Inc.
6.250%, 03/15/2018	405,000	488,346
6.875%, 11/15/2037	965,000	1,305,246

		57,858,832
Consumer Staples - 1.6%
Ajecorp BV 6.500%, 05/14/2022 (S)	865,000	865,898
Alliance One International, Inc.
10.000%, 07/15/2016	1,495,000	1,457,625
Anheuser-Busch Companies, Inc.
6.500%, 02/01/2043	10,000	13,777
B&G Foods, Inc. 7.625%, 01/15/2018	575,000	615,250
Bunge, Ltd. Finance Corp.
5.100%, 07/15/2015	345,000	370,308
8.500%, 06/15/2019	1,075,000	1,368,804
Cargill, Inc. 6.125%, 09/15/2036 (S)	665,000	841,192
Clorox Company
5.000%, 03/01/2013	600,000	618,757
5.950%, 10/15/2017	500,000	584,335
Corp. Lindley SA 6.750%, 11/23/2021 (S)	300,000	318,000
Corp. Pesquera Inca SAC
9.000%, 02/10/2017 (S)	760,000	805,600
CVS Caremark Corp. 6.125%, 08/15/2016	515,000	603,398
CVS Pass-
Through Trust 8.353%, 07/10/2031 (S)	351,039	463,561
Del Monte Corp. 7.625%, 02/15/2019	655,000	635,350
General Mills, Inc.
5.650%, 09/10/2012	421,000	426,492
5.700%, 02/15/2017	245,000	290,589
Kraft Foods, Inc. 6.125%, 02/01/2018	580,000	691,503
Kroger Company
6.800%, 12/15/2018	920,000	1,136,169
7.000%, 05/01/2018	580,000	695,580
Lorillard Tobacco Company
6.875%, 05/01/2020	295,000	349,786
McCormick & Company, Inc.
5.750%, 12/15/2017	1,000,000	1,207,998
Nabisco, Inc. 7.550%, 06/15/2015	229,000	269,277
Philip Morris International, Inc.
4.875%, 05/16/2013	300,000	312,340
Revlon Consumer Products Corp.
9.750%, 11/15/2015	940,000	1,008,150
Reynolds Group Issuer, Inc.
9.000%, 04/15/2019 (S)	1,040,000	998,400
9.875%, 08/15/2019 (S)	960,000	957,600
Rite Aid Corp. 9.250%, 03/15/2020 (S)	2,150,000	2,064,000
SABMiller PLC 6.500%, 07/15/2018 (S)	470,000	570,805
Safeway, Inc. 7.250%, 02/01/2031	680,000	762,501
Tate & Lyle International Finance PLC
5.000%, 11/15/2014 (S)	208,000	220,939
Tesco PLC 6.150%, 11/15/2037 (S)	570,000	682,623
Yankee Candle Company, Inc.
8.500%, 02/15/2015	34,000	34,850
YCC Holdings LLC, PIK
10.250%, 02/15/2016	1,110,000	1,112,775

		23,354,232
Energy - 5.2%
Afren PLC
10.250%, 04/08/2019 (S)	710,000	717,100

2

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Afren PLC (continued)
11.500%, 02/01/2016 (S)	$1,200,000	$1,251,000
Alpha Natural Resources, Inc.
6.000%, 06/01/2019 (L)	305,000	272,975
6.250%, 06/01/2021 (L)	665,000	591,850
Anadarko Petroleum Corp.
6.450%, 09/15/2036	2,750,000	3,221,950
8.700%, 03/15/2019	500,000	664,891
Apache Corp. 6.900%, 09/15/2018	455,000	573,581
Arch Coal, Inc.
7.000%, 06/15/2019 (S)	385,000	330,138
7.250%, 06/15/2021 (S)	665,000	566,913
Astoria Depositor Corp., Series B
8.144%, 05/01/2021 (S)	3,335,000	2,901,450
BJ Services Company 6.000%, 06/01/2018	880,000	1,060,536
BP Capital Markets PLC
4.750%, 03/10/2019	1,000,000	1,135,850
BreitBurn Energy Partners LP
7.875%, 04/15/2022 (S)	415,000	406,700
Cameron International Corp.
5.950%, 06/01/2041	1,177,000	1,426,323
CNOOC Finance 2003, Ltd.
5.500%, 05/21/2033 (S)	10,000	11,500
ConocoPhillips Canada Funding Company
5.950%, 10/15/2036	1,000,000	1,260,425
DCP Midstream LLC
9.750%, 03/15/2019 (S)	1,195,000	1,560,301
Devon Energy Corp.
4.000%, 07/15/2021	1,000,000	1,079,734
5.625%, 01/15/2014	400,000	429,315
Devon Financing Corp. ULC
7.875%, 09/30/2031	1,060,000	1,515,434
DTEK Finance BV
9.500%, 04/28/2015 (S)	450,000	423,000
El Paso Pipeline Partners Operating
Company LLC 5.000%, 10/01/2021	500,000	535,746
Enbridge Energy Partners LP
6.500%, 04/15/2018	600,000	731,458
7.500%, 04/15/2038	600,000	790,076
Encana Corp. 6.500%, 08/15/2034	1,000,000	1,101,669
Energy Transfer Partners LP
5.200%, 02/01/2022	1,850,000	1,957,097
9.700%, 03/15/2019	1,120,000	1,453,033
Enersis SA 7.375%, 01/15/2014	12,000	12,885
Enterprise Products Operating LLC
4.850%, 08/15/2042	500,000	500,202
6.125%, 10/15/2039	1,000,000	1,167,165
6.300%, 09/15/2017	820,000	975,726
6.875%, 03/01/2033	209,000	259,303
Enterprise Products Operating LLC
(7.000% to 06/01/2017, then 3 month
LIBOR + 2.778%) , 06/01/2067	1,780,000	1,771,100
EV Energy Partners LP
8.000%, 04/15/2019	1,010,000	1,020,100
Georgian Oil and Gas Corp.
6.875%, 05/16/2017 (S)	1,090,000	1,051,850
Hess Corp. 5.600%, 02/15/2041	1,500,000	1,617,735
Kerr-McGee Corp. 6.950%, 07/01/2024	1,750,000	2,173,738
Kinder Morgan Energy Partners LP
4.150%, 03/01/2022	1,000,000	1,024,124
5.800%, 03/15/2035	208,000	220,305
7.300%, 08/15/2033	212,000	252,608
7.750%, 03/15/2032	480,000	602,608
Linn Energy LLC
6.250%, 11/01/2019 (S)	1,450,000	1,381,125

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Linn Energy LLC (continued)
8.625%, 04/15/2020	$555,000	$588,300
Marathon Oil Corp. 6.800%, 03/15/2032	760,000	990,000
Marathon Petroleum Corp.
6.500%, 03/01/2041	590,000	656,072
MarkWest Energy Partners LP
6.500%, 08/15/2021	1,170,000	1,208,025
McMoRan Exploration Company
11.875%, 11/15/2014	725,000	757,625
Nabors Industries, Inc.
5.000%, 09/15/2020	1,000,000	1,088,935
Newfield Exploration Company
5.750%, 01/30/2022	885,000	931,463
Nexen, Inc.
5.875%, 03/10/2035	212,000	220,907
6.400%, 05/15/2037	625,000	688,429
Noble Holding International, Ltd.
4.900%, 08/01/2020	1,250,000	1,381,579
5.250%, 03/15/2042	500,000	508,493
6.200%, 08/01/2040	500,000	588,643
NuStar Logistics LP
4.750%, 02/01/2022	2,000,000	2,056,524
6.050%, 03/15/2013	248,000	255,722
7.650%, 04/15/2018	1,110,000	1,299,384
Offshore Group Investments, Ltd.
11.500%, 08/01/2015 (S)	1,200,000	1,278,000
ONEOK Partners LP 6.650%, 10/01/2036	1,245,000	1,502,811
Peabody Energy Corp.
6.250%, 11/15/2021 (S)	820,000	817,950
Petro-Canada 6.050%, 05/15/2018	396,000	468,351
Petroleos Mexicanos
4.875%, 01/24/2022 (S)	710,000	745,500
Precision Drilling Corp.
6.625%, 11/15/2020	695,000	705,425
Spectra Energy Capital LLC
6.200%, 04/15/2018	1,945,000	2,288,364
6.750%, 02/15/2032	511,000	627,525
Suncor Energy, Inc. 6.100%, 06/01/2018	760,000	906,081
Talisman Energy, Inc. 6.250%, 02/01/2038	1,150,000	1,268,238
Targa Resources Partners LP
6.375%, 08/01/2022 (S)	710,000	706,450
Texas Eastern Transmission LP
6.000%, 09/15/2017 (S)	685,000	796,858
TransCanada Pipelines, Ltd.
7.125%, 01/15/2019	400,000	516,024
TransCanada Pipelines, Ltd. (6.350% to
05/15/2017, then 3 month
LIBOR + 2.210%) , 05/15/2067	1,740,000	1,787,582
Transocean, Inc.
6.000%, 03/15/2018	1,000,000	1,127,350
6.375%, 12/15/2021	500,000	574,493
6.800%, 03/15/2038	2,000,000	2,326,042
Transportadora de Gas Internacional SA
ESP 5.700%, 03/20/2022 (S)	765,000	780,300
Trinidad Drilling, Ltd.
7.875%, 01/15/2019 (S)	565,000	593,250
Weatherford International, Inc.
6.800%, 06/15/2037	340,000	386,216
Weatherford International, Ltd.
6.500%, 08/01/2036	1,100,000	1,210,407
Williams Partners LP 7.250%, 02/01/2017	1,771,000	2,128,785

		78,762,722

3

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials - 14.1%
Abbey National Treasury Services PLC
4.000%, 04/27/2016	$1,115,000	$1,086,236
Affinion Group Holdings, Inc.
11.625%, 11/15/2015	710,000	571,550
Aflac, Inc. 8.500%, 05/15/2019	1,095,000	1,448,973
Alexandria Real Estate Equities, Inc.
4.600%, 04/01/2022	550,000	566,281
Alfa Bank OJSC 7.750%, 04/28/2021 (S)	375,000	351,188
Allied World Assurance Company, Ltd.
7.500%, 08/01/2016	490,000	565,733
American Express Bank FSB
6.000%, 09/13/2017	805,000	945,414
American Express Company
7.000%, 03/19/2018	305,000	375,532
American International Group, Inc.
3.800%, 03/22/2017	1,680,000	1,705,578
5.850%, 01/16/2018	1,100,000	1,206,464
6.400%, 12/15/2020	1,500,000	1,684,164
8.250%, 08/15/2018	680,000	818,001
Assurant, Inc. 5.625%, 02/15/2014	209,000	219,277
AvalonBay Communities, Inc.
5.700%, 03/15/2017	1,500,000	1,741,095
AXA SA (6.379% to 12/14/2036, then
3 month LIBOR + 2.256%)
, 12/14/2036 (Q)(S)	1,175,000	904,750
AXA SA (6.463% to 12/14/2018, then
3 month LIBOR + 1.449%)
, 12/14/2018 (Q)(S)	1,000,000	820,000
Banco de Credito del Peru
4.750%, 03/16/2016 (S)	480,000	490,800
Banco Santander Chile
5.375%, 12/09/2014 (S)	5,000	5,209
Bank of America Corp.
3.625%, 03/17/2016	1,250,000	1,237,444
5.000%, 05/13/2021	2,000,000	2,008,522
5.625%, 07/01/2020	1,000,000	1,036,350
5.650%, 05/01/2018	1,000,000	1,042,064
5.700%, 01/24/2022	2,685,000	2,854,598
5.750%, 12/01/2017	849,000	883,690
6.500%, 08/01/2016	765,000	828,611
7.625%, 06/01/2019	685,000	783,452
Bank of America NA
5.300%, 03/15/2017	385,000	392,083
6.000%, 10/15/2036	880,000	864,780
Bank of Ceylon 6.875%, 05/03/2017 (S)	775,000	737,074
Barclays Bank PLC
5.140%, 10/14/2020	820,000	785,805
6.050%, 12/04/2017 (S)	735,000	737,651
10.179%, 06/12/2021 (S)	675,000	790,374
BB&T Corp. 3.200%, 03/15/2016	500,000	529,863
Boston Properties LP
3.700%, 11/15/2018	1,577,000	1,647,631
3.850%, 02/01/2023	470,000	472,576
6.250%, 01/15/2013	52,000	53,582
BPCE SA (12.500% to 09/30/2019, then
3 month LIBOR + 12.980%)
, 09/30/2019 (Q)(S)	645,000	625,669
Brandywine Operating Partnership LP
5.700%, 05/01/2017	1,500,000	1,601,351
7.500%, 05/15/2015	990,000	1,105,497
BRE Properties, Inc. 5.500%, 03/15/2017	1,430,000	1,585,807
Camden
Property Trust 5.000%, 06/15/2015	216,000	232,646
Capital One Financial Corp.
3.150%, 07/15/2016	1,000,000	1,038,251

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Capital One Financial Corp. (continued)
4.750%, 07/15/2021	$1,500,000	$1,648,830
6.150%, 09/01/2016	1,545,000	1,730,613
6.750%, 09/15/2017	550,000	657,303
CIT Group, Inc. 5.500%, 02/15/2019 (S)	1,000,000	972,500
Citigroup, Inc.
4.450%, 01/10/2017	1,350,000	1,392,863
4.500%, 01/14/2022	2,000,000	2,053,248
5.375%, 08/09/2020	2,000,000	2,151,074
5.625%, 08/27/2012	219,000	221,021
5.850%, 12/11/2034	970,000	1,020,355
6.125%, 11/21/2017	2,000,000	2,164,616
CNA Financial Corp.
6.500%, 08/15/2016	1,700,000	1,921,175
7.250%, 11/15/2023	1,420,000	1,626,320
CNO Financial Group, Inc.
9.000%, 01/15/2018 (S)	970,000	1,028,200
Colonial Realty LP 6.250%, 06/15/2014	211,000	223,895
CommonWealth REIT
6.250%, 06/15/2017	275,000	295,642
6.650%, 01/15/2018	750,000	813,968
Corporacion Andina de Fomento
5.200%, 05/21/2013	214,000	222,268
Credit Suisse New York
4.375%, 08/05/2020	300,000	318,275
DDR Corp.
5.375%, 10/15/2012	500,000	503,178
7.500%, 04/01/2017	2,555,000	2,934,765
Discover Bank 7.000%, 04/15/2020	695,000	812,935
Discover Financial Services
5.200%, 04/27/2022 (S)	1,450,000	1,539,788
Dresdner Bank AG 7.250%, 09/15/2015	281,000	283,652
Entertainment
Properties Trust 7.750%, 07/15/2020	920,000	1,005,451
ERP Operating LP
5.125%, 03/15/2016	1,670,000	1,844,684
5.750%, 06/15/2017	775,000	896,793
First Horizon National Corp.
5.375%, 12/15/2015	930,000	987,451
General Electric Capital Corp.
0.947%, 08/15/2036 (P)	1,270,000	932,560
4.375%, 09/16/2020	885,000	955,402
5.300%, 02/11/2021	485,000	540,250
5.450%, 01/15/2013	261,000	268,730
5.625%, 05/01/2018	1,260,000	1,432,486
5.875%, 01/14/2038	305,000	347,762
6.000%, 08/07/2019	970,000	1,139,385
General Shopping Investments, Ltd.
(12.000% to 03/20/2017, then 5 Year
USGG + 11.052%) , 03/20/2017 (Q)(S)	690,000	648,600
Glen Meadow Pass-Through Trust
(6.505% to 02/15/2017, then 3 month
LIBOR + 2.125%) , 02/12/2067 (S)	2,035,000	1,500,813
Goodman Funding Pty, Ltd.
6.375%, 04/15/2021 (S)	1,875,000	1,972,584
Hartford Financial Services Group, Inc.
4.625%, 07/15/2013	8,000	8,226
5.125%, 04/15/2022	1,055,000	1,075,779
5.500%, 03/30/2020	1,325,000	1,400,703
6.625%, 03/30/2040	1,060,000	1,105,248
HBOS PLC (5.375% to 11/01/2013, then
3 month LIBOR + 1.703%)
, 11/01/2013 (Q)(S)	22,000	12,100
HCP, Inc. 3.750%, 02/01/2019	1,250,000	1,256,363

4

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Health Care REIT, Inc.
4.700%, 09/15/2017	$500,000	$529,601
4.950%, 01/15/2021	575,000	609,279
6.000%, 11/15/2013	215,000	226,878
6.125%, 04/15/2020	1,705,000	1,928,805
6.200%, 06/01/2016	470,000	520,699
Healthcare Realty Trust, Inc.
5.750%, 01/15/2021	1,000,000	1,068,488
6.500%, 01/17/2017	962,000	1,055,531
Host Hotels & Resorts LP
5.250%, 03/15/2022 (S)	1,155,000	1,153,556
ICICI Bank, Ltd. 5.750%, 11/16/2020 (S)	1,080,000	1,053,902
Intercorp
Retail Trust 8.875%, 11/14/2018 (S)	385,000	408,100
International Lease Finance Corp.
7.125%, 09/01/2018 (S)	650,000	715,000
Jefferies Group, Inc.
5.125%, 04/13/2018	1,100,000	1,045,000
6.875%, 04/15/2021	570,000	550,050
8.500%, 07/15/2019	965,000	1,022,900
JPMorgan Chase & Company
3.150%, 07/05/2016	1,000,000	1,019,916
4.250%, 10/15/2020	1,810,000	1,878,322
4.500%, 01/24/2022	1,300,000	1,387,949
6.000%, 01/15/2018	2,950,000	3,312,741
6.300%, 04/23/2019	1,267,000	1,473,027
JPMorgan Chase & Company (7.900% to
04/30/2018, then 3 month
LIBOR + 3.470%) , 04/30/2018 (Q)	1,235,000	1,339,308
Kimco Realty Corp.
5.700%, 05/01/2017	690,000	763,030
6.875%, 10/01/2019	545,000	649,286
Lehman Brothers Holdings Inc
3.375%, 01/26/2017 (H)	1,120,000	256,200
Liberty Mutual Group, Inc.
4.950%, 05/01/2022 (S)	489,000	488,223
6.500%, 05/01/2042 (S)	690,000	704,021
7.800%, 03/15/2037 (S)	1,870,000	1,823,250
Liberty Property LP 5.500%, 12/15/2016	1,500,000	1,654,841
Lincoln National Corp.
6.250%, 02/15/2020	1,000,000	1,135,635
8.750%, 07/01/2019	1,820,000	2,313,114
Lincoln National Corp. (6.050% to
04/20/2017, then 3 month
LIBOR + 2.040%) , 04/20/2067	2,662,000	2,409,110
Lloyds TSB Bank PLC
5.800%, 01/13/2020 (S)	270,000	278,135
6.375%, 01/21/2021	1,315,000	1,419,328
Macquarie Bank, Ltd.
6.625%, 04/07/2021 (S)	655,000	658,617
Macquarie Group, Ltd.
6.000%, 01/14/2020 (S)	645,000	646,479
Markel Corp. 5.350%, 06/01/2021	1,500,000	1,619,876
Merrill Lynch & Company, Inc.
0.710%, 06/06/2012 (P)	472,000	472,000
6.875%, 04/25/2018	1,935,000	2,127,072
7.750%, 05/14/2038	530,000	603,950
Metropolitan Life Global Funding I
3.650%, 06/14/2018 (S)	1,500,000	1,590,572
5.125%, 04/10/2013 (S)	405,000	419,486
Morgan Stanley
0.916%, 10/18/2016 (P)	830,000	695,546
5.500%, 07/24/2020 to 07/28/2021	3,950,000	3,701,742
5.550%, 04/27/2017	2,365,000	2,314,212
5.625%, 09/23/2019	1,000,000	954,693

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Morgan Stanley (continued)
5.750%, 01/25/2021	$1,835,000	$1,731,060
5.950%, 12/28/2017	290,000	289,146
6.000%, 04/28/2015	1,000,000	1,017,222
6.625%, 04/01/2018	140,000	142,159
7.300%, 05/13/2019	1,315,000	1,364,028
MPT Operating Partnership LP
6.375%, 02/15/2022	835,000	830,825
6.875%, 05/01/2021	680,000	700,400
Nationstar Mortgage LLC
9.625%, 05/01/2019 (S)	675,000	702,000
10.875%, 04/01/2015	1,555,000	1,679,400
Nelnet, Inc. 3.846%, 09/29/2036 (P)	1,420,000	1,150,975
Nordea Bank AB 3.125%, 03/20/2017 (S)	2,000,000	2,014,132
Oil Casualty Insurance, Ltd.
8.000%, 09/15/2034 (S)	873,000	980,274
ProLogis LP
4.500%, 08/15/2017	1,410,000	1,482,398
6.250%, 03/15/2017	2,380,000	2,675,313
7.625%, 08/15/2014	760,000	837,544
Prudential Financial, Inc.
4.750%, 04/01/2014	227,000	239,173
5.375%, 06/21/2020	700,000	790,271
Rabobank Nederland NV
3.375%, 01/19/2017	705,000	722,693
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%) , 06/30/2019 (Q)(S)	1,862,000	2,322,845
Realogy Corp. 7.875%, 02/15/2019 (S)	470,000	446,500
Realty Income Corp.
5.375%, 09/15/2017	1,250,000	1,351,843
5.950%, 09/15/2016	560,000	629,133
Reckson Operating Partnership LP
6.000%, 03/31/2016	1,500,000	1,596,528
Regions Financial Corp.
7.750%, 11/10/2014	1,140,000	1,239,750
Santander Holdings USA, Inc.
4.625%, 04/19/2016	310,000	301,877
Sberbank of Russia
6.125%, 02/07/2022 (S)	800,000	819,512
Simon Property Group LP
5.750%, 12/01/2015	530,000	597,648
SL Green Realty Corp.
7.750%, 03/15/2020	1,335,000	1,543,875
SunTrust Banks, Inc. 3.500%, 01/20/2017	1,000,000	1,031,814
Svenska Handelsbanken AB
2.875%, 04/04/2017	1,485,000	1,505,287
Symetra Financial Corp.
6.125%, 04/01/2016 (S)	350,000	358,723
Synovus Financial Corp.
7.875%, 02/15/2019	530,000	555,175
Teachers Insurance & Annuity Association
of America 6.850%, 12/16/2039 (S)	1,745,000	2,295,767
The Bear Stearns Companies LLC
7.250%, 02/01/2018	1,325,000	1,562,818
The Charles Schwab Corp. (7.000% to
02/01/2022, then 3 month
LIBOR + 4.820%) , 02/01/2022 (Q)	900,000	962,415
The Chubb Corp. (6.375% until
04/15/2017, then 3 month
LIBOR + 2.250%) , 03/29/2067	765,000	776,475
The Chuo Mitsui Trust & Banking
Company, Ltd. (5.506% to 04/15/2015,
then 3 month LIBOR + 2.490%)
, 04/15/2015 (Q)(S)	150,000	156,975

5

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
The Goldman Sachs Group, Inc.
3.625%, 02/07/2016	$1,000,000	$985,189
5.250%, 07/27/2021	745,000	737,494
5.375%, 03/15/2020	1,000,000	1,018,034
5.500%, 11/15/2014	447,000	469,947
5.750%, 01/24/2022	3,110,000	3,193,062
5.950%, 01/18/2018	750,000	783,662
6.000%, 05/01/2014	645,000	677,789
6.150%, 04/01/2018	2,030,000	2,120,248
6.750%, 10/01/2037	2,670,000	2,632,390
The Hanover Insurance Group, Inc.
6.375%, 06/15/2021	370,000	407,753
Transatlantic Holdings, Inc.
5.750%, 12/14/2015	575,000	625,546
Unum Group 7.125%, 09/30/2016	990,000	1,136,406
UnumProvident Finance Company PLC
6.850%, 11/15/2015 (S)	1,470,000	1,648,843
USB Realty Corp.
1.614%, 01/15/2017 (P)(Q)(S)	825,000	625,325
Ventas Realty LP
4.000%, 04/30/2019	1,000,000	1,025,192
4.750%, 06/01/2021	2,015,000	2,107,448
Vornado Realty LP
4.250%, 04/01/2015	2,740,000	2,880,666
5.000%, 01/15/2022	1,250,000	1,309,176
W.R. Berkley Corp.
5.600%, 05/15/2015	915,000	986,965
6.150%, 08/15/2019	14,000	15,734
Wachovia Bank NA 5.850%, 02/01/2037	955,000	1,091,873
Wachovia Corp. 5.750%, 06/15/2017	1,060,000	1,229,848
WCI Finance LLC
5.400%, 10/01/2012 (S)	610,000	618,158
WEA Finance LLC
4.625%, 05/10/2021 (S)	1,000,000	1,056,525
6.750%, 09/02/2019 (S)	810,000	964,494
Willis Group Holdings PLC
5.750%, 03/15/2021	2,315,000	2,563,457
Willis North America, Inc.
7.000%, 09/29/2019	1,215,000	1,438,239

		211,000,376
Health Care - 1.0%
Alere, Inc.
7.875%, 02/01/2016	940,000	947,050
8.625%, 10/01/2018	550,000	547,938
Allergan, Inc. 5.750%, 04/01/2016	400,000	467,100
BioScrip, Inc. 10.250%, 10/01/2015	730,000	790,225
Catalent Pharma Solutions, Inc., PIK
9.500%, 04/15/2015 (P)	953,137	974,583
Cigna Corp.
4.500%, 03/15/2021	1,000,000	1,086,787
6.150%, 11/15/2036	500,000	595,933
Coventry Health Care, Inc.
6.300%, 08/15/2014	420,000	458,419
Covidien International Finance SA
6.000%, 10/15/2017	610,000	737,513
Endo Pharmaceuticals Holdings, Inc.
7.250%, 01/15/2022	1,148,000	1,199,660
HCA, Inc. 7.500%, 02/15/2022	1,185,000	1,242,028
Medco Health Solutions, Inc.
7.125%, 03/15/2018	1,310,000	1,625,081
Merck & Company, Inc.
5.300%, 12/01/2013	218,000	233,618
National Mentor Holdings, Inc.
12.500%, 02/15/2018 (S)	1,240,000	1,215,200

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Teva Pharmaceutical
Finance Company LLC
5.550%, 02/01/2016	$170,000	$194,702
6.150%, 02/01/2036	170,000	219,481
UnitedHealth Group, Inc.
4.875%, 02/15/2013	225,000	231,580
5.375%, 03/15/2016	15,000	17,239
5.800%, 03/15/2036	115,000	139,025
Valeant Pharmaceuticals International, Inc.
6.750%, 10/01/2017 (S)	185,000	185,000
6.875%, 12/01/2018 (S)	765,000	755,438
WellPoint, Inc.
5.000%, 12/15/2014	208,000	226,880
6.375%, 06/15/2037	415,000	520,435
Wyeth LLC 5.500%, 03/15/2013	670,000	696,338

		15,307,253
Industrials - 3.5%
Air Lease Corp. 5.625%, 04/01/2017 (S)	290,000	283,475
Aircastle, Ltd.
6.750%, 04/15/2017 (S)	435,000	430,650
7.625%, 04/15/2020 (S)	430,000	431,075
America West Airlines 2000-1 Pass
Through Trust 8.057%, 07/02/2020	468,247	496,342
American Airlines 2011-1 Class B Pass
Through Trust 7.000%, 01/31/2018 (S)	1,741,582	1,724,166
Avis Budget Car Rental LLC
8.250%, 01/15/2019 (S)	340,000	351,900
Bombardier, Inc. 7.750%, 03/15/2020 (S)	610,000	669,475
Caterpillar Financial Services Corp.
5.450%, 04/15/2018	870,000	1,045,760
5.500%, 03/15/2016	405,000	468,117
7.150%, 02/15/2019	450,000	590,883
Coleman Cable, Inc. 9.000%, 02/15/2018	750,000	778,125
Continental Airlines 1997-4 Class A Pass
Through Trust 6.900%, 01/02/2018	785,448	839,487
Continental Airlines 1998-1 Class A Pass
Through Trust 6.648%, 09/15/2017	387,513	411,268
Continental Airlines 1999-1 Class A Pass
Through Trust 6.545%, 02/02/2019	404,726	434,068
Continental Airlines 2000-2 Class B Pass
Through Trust 8.307%, 04/02/2018	68,620	69,739
Continental Airlines 2007-1 Class A Pass
Through Trust 5.983%, 04/19/2022	1,349,763	1,464,493
Continental Airlines 2010-1 Class A Pass
Through Trust 4.750%, 01/12/2021	372,681	390,383
Continental Airlines 2012-1 Class B Pass
Through Trust 6.250%, 04/11/2020	640,000	649,600
CSX Corp. 7.375%, 02/01/2019	727,000	930,190
Delta Air Lines 2002-1 Class G-1 Pass
Through Trust 6.718%, 01/02/2023	1,457,747	1,545,212
Delta Air Lines 2007-1 Class A Pass
Through Trust 6.821%, 08/10/2022	2,063,209	2,238,582
Delta Air Lines 2010-1 Class A Pass
Through Trust 6.200%, 07/02/2018	305,757	330,982
Delta Air Lines 2011-1 Class A Pass
Through Trust 5.300%, 04/15/2019	870,404	922,629
Ducommun, Inc. 9.750%, 07/15/2018	170,000	179,775
Eaton Corp. 4.900%, 05/15/2013	450,000	467,689
Embraer Overseas, Ltd.
6.375%, 01/15/2020	890,000	979,000
Garda World Security Corp.
9.750%, 03/15/2017 (S)	240,000	255,000
General Electric Company
5.000%, 02/01/2013	247,000	254,094

6

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
HD Supply, Inc. 8.125%, 04/15/2019 (S)	$280,000	$291,900
Huntington Ingalls Industries, Inc.
7.125%, 03/15/2021	1,220,000	1,265,750
Kratos Defense & Security Solutions, Inc.
10.000%, 06/01/2017	585,000	620,100
Masco Corp.
5.850%, 03/15/2017	705,000	732,797
7.125%, 03/15/2020	840,000	925,341
Navios South American Logistics, Inc.
9.250%, 04/15/2019	1,255,000	1,154,600
Northwest Airlines 2002-1 Class G-2 Pass
Through Trust 6.264%, 11/20/2021	407,244	423,533
Northwest Airlines 2007-1 Class A Pass
Through Trust 7.027%, 11/01/2019	733,230	780,890
Odebrecht Finance, Ltd.
6.000%, 04/05/2023 (S)	995,000	1,027,338
7.000%, 04/21/2020 (S)	685,000	746,650
7.500%, 09/14/2015 (Q)(S)	620,000	627,750
Parker Hannifin Corp.
5.500%, 05/15/2018	1,000,000	1,201,940
Penske Truck Leasing Company LP
3.750%, 05/11/2017 (S)	1,365,000	1,379,573
Steelcase, Inc. 6.375%, 02/15/2021	1,250,000	1,333,483
Textron Financial Corp. (6.000% to
02/15/2017, then 3 month
LIBOR + 1.735%) , 02/15/2067 (S)	3,585,000	2,778,375
Textron, Inc.
5.600%, 12/01/2017	1,076,000	1,187,271
7.250%, 10/01/2019	710,000	841,295
The Hertz Corp.
6.750%, 04/15/2019	1,705,000	1,743,363
6.750%, 04/15/2019 (S)	180,000	184,050
Tutor Perini Corp. 7.625%, 11/01/2018	830,000	827,925
Tyco Electronics Group SA
4.875%, 01/15/2021	500,000	557,008
6.550%, 10/01/2017	730,000	876,364
Tyco International Finance SA
8.500%, 01/15/2019	400,000	529,046
U.S. Airways 2010-1 Class A Pass
Through Trust 6.250%, 04/22/2023	846,576	886,788
U.S. Airways 2012-1 Class A Pass
Through Trust, Series 2012-1A,
Class PTT 5.900%, 10/01/2024	530,000	538,613
UAL 2009-1 Pass
Through Trust 10.400%, 11/01/2016	251,175	287,595
UAL 2009-2A Pass
Through Trust 9.750%, 01/15/2017	930,898	1,065,878
Union Pacific Corp. 4.163%, 07/15/2022	686,000	770,486
United Air Lines 2007-1 Class C Pass
Through Trust 3.059%, 07/02/2014 (P)	2,204,120	2,110,445
Voto-Votorantim Overseas Trading
Operations NV 6.625%, 09/25/2019 (S)	1,170,000	1,260,675
Voto-Votorantim, Ltd.
6.750%, 04/05/2021 (S)	1,185,000	1,273,875
Weyerhaeuser Company
7.375%, 03/15/2032	1,865,000	2,113,230

		51,976,086
Information Technology - 0.3%
Brightstar Corp. 9.500%, 12/01/2016 (S)	1,275,000	1,313,250
Hewlett-Packard Company
4.375%, 09/15/2021	770,000	781,999
Science Applications International Corp.
5.500%, 07/01/2033	825,000	889,903

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Information Technology (continued)
XLIT Group, Ltd. 5.750%, 10/01/2021	$1,000,000	$1,104,671

		4,089,823
Materials - 2.9%
Alcoa, Inc.
5.400%, 04/15/2021	970,000	1,000,943
5.720%, 02/23/2019	150,000	160,226
5.870%, 02/23/2022	650,000	682,832
Allegheny Technologies, Inc.
5.950%, 01/15/2021	390,000	439,772
9.375%, 06/01/2019	760,000	974,801
American Pacific Corp.
9.000%, 02/01/2015	630,000	626,850
ArcelorMittal
5.500%, 03/01/2021	1,000,000	952,921
6.250%, 02/25/2022	1,000,000	993,429
9.850%, 06/01/2019	800,000	947,632
ARD Finance SA, PIK
11.125%, 06/01/2018 (S)	760,000	714,400
Braskem America Finance Company
7.125%, 07/22/2041 (S)	900,000	879,750
Braskem Finance, Ltd.
7.000%, 05/07/2020 (S)	2,445,000	2,628,375
Building Materials Corp. of America
6.750%, 05/01/2021 (S)	560,000	572,600
CF Industries, Inc.
6.875%, 05/01/2018	515,000	612,850
7.125%, 05/01/2020	685,000	828,850
Commercial Metals Company
7.350%, 08/15/2018	820,000	836,400
Corporacion Nacional del Cobre de Chile
5.500%, 10/15/2013 (S)	209,000	219,735
Eastman Chemical Company
3.600%, 08/15/2022	815,000	813,048
4.500%, 01/15/2021	1,000,000	1,066,097
FMG Resources August 2006 Pty, Ltd.
6.875%, 02/01/2018 to 04/01/2022 (S)	1,620,000	1,572,450
8.250%, 11/01/2019 (S)	425,000	438,813
Georgia-Pacific LLC
5.400%, 11/01/2020 (S)	1,450,000	1,666,146
7.250%, 06/01/2028	490,000	601,972
Incitec Pivot Finance LLC
6.000%, 12/10/2019 (S)	875,000	967,278
International Paper Company
9.375%, 05/15/2019	1,025,000	1,372,366
JMC Steel Group 8.250%, 03/15/2018 (S)	440,000	444,400
LyondellBasell Industries NV
5.000%, 04/15/2019 (S)	650,000	661,375
Magnesita Finance, Ltd.
8.625%, 04/05/2017 (P)(S)	1,120,000	1,092,853
Metinvest BV 8.750%, 02/14/2018 (S)	970,000	856,025
Mongolian Mining Corp.
8.875%, 03/29/2017 (S)	1,400,000	1,358,000
Polymer Group, Inc. 7.750%, 02/01/2019	275,000	286,000
Pretium Packaging LLC
11.500%, 04/01/2016	410,000	417,175
Rain CII Carbon LLC
8.000%, 12/01/2018 (S)	1,410,000	1,473,450
Rio Tinto Alcan, Inc. 5.000%, 06/01/2015	6,000	6,614
Severstal Columbus LLC
10.250%, 02/15/2018	225,000	234,000
SunCoke Energy, Inc. 7.625%, 08/01/2019	645,000	638,550
Taseko Mines, Ltd. 7.750%, 04/15/2019	320,000	304,000
Teck Resources, Ltd.
10.750%, 05/15/2019	254,000	308,804

7

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Tekni-Plex, Inc. 9.750%, 06/01/2019 (S)		$1,115,000	$1,106,638
Temple-Inland, Inc. 6.625%, 01/15/2018		1,835,000	2,203,169
The Dow Chemical Company
4.125%, 11/15/2021		1,700,000	1,785,673
Thompson Creek Metals Company, Inc.
7.375%, 06/01/2018		1,010,000	833,250
Vale Overseas, Ltd. 6.875%, 11/10/2039		785,000	906,466
Valspar Corp. 4.200%, 01/15/2022		1,000,000	1,056,285
Vulcan Materials Company
7.500%, 06/15/2021		310,000	334,800
Westvaco Corp. 7.950%, 02/15/2031		1,870,000	2,139,256
Xstrata Canada Financial Corp.
3.600%, 01/15/2017 (S)		1,500,000	1,557,311
4.950%, 11/15/2021 (S)		1,100,000	1,153,250

			43,727,880
Telecommunication Services - 2.4%
American Tower Corp.
4.700%, 03/15/2022		1,175,000	1,220,683
5.900%, 11/01/2021		1,500,000	1,677,836
AT&T, Inc.
5.100%, 09/15/2014		16,000	17,486
5.350%, 09/01/2040		257,000	290,505
5.550%, 08/15/2041		800,000	940,494
5.600%, 05/15/2018		500,000	596,941
5.625%, 06/15/2016		12,000	13,957
6.300%, 01/15/2038		500,000	620,377
6.450%, 06/15/2034		580,000	713,126
BellSouth Corp.
6.000%, 11/15/2034		820,000	918,299
6.550%, 06/15/2034		420,000	498,341
CenturyLink, Inc.
5.800%, 03/15/2022		1,270,000	1,254,039
6.450%, 06/15/2021		830,000	860,404
7.600%, 09/15/2039		1,825,000	1,740,860
7.650%, 03/15/2042		1,000,000	955,173
Crown Castle Towers LLC
4.174%, 08/15/2017 (S)		2,000,000	2,121,536
4.883%, 08/15/2020 (S)		1,445,000	1,585,022
6.113%, 01/15/2020 (S)		1,330,000	1,555,120
Deutsche Telekom
International Finance BV
6.750%, 08/20/2018		870,000	1,041,947
8.750%, 06/15/2030		227,000	314,026
Digicel, Ltd. 7.000%, 02/15/2020 (S)		320,000	309,600
Embarq Corp. 7.995%, 06/01/2036		2,082,000	2,137,852
GTP Acquisition Partners I LLC
4.347%, 06/15/2016 (S)		1,660,000	1,738,946
7.628%, 06/15/2016 (S)		795,000	828,539
GTP Towers Issuer LLC
8.112%, 02/15/2015 (S)		2,120,000	2,231,255
Nextel Communications, Inc.
7.375%, 08/01/2015		1,180,000	1,153,450
NII Capital Corp. 8.875%, 12/15/2019		885,000	818,625
Oi SA 9.750%, 09/15/2016 (S)	BRL	1,950,000	1,024,866
PAETEC Holding Corp.
9.875%, 12/01/2018		$907,000	995,433
SBA Tower Trust 5.101%, 04/17/2017 (S)		940,000	1,031,047
Sprint Capital Corp.
6.875%, 11/15/2028		900,000	668,250
8.750%, 03/15/2032		685,000	577,113
Telecom Italia Capital SA
7.200%, 07/18/2036		960,000	820,800
Verizon Communications, Inc.
6.100%, 04/15/2018		910,000	1,106,252

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Verizon Communications, Inc. (continued)
6.900%, 04/15/2038	$450,000	$614,294
West Corp. 11.000%, 10/15/2016	1,065,000	1,122,244

		36,114,738
Utilities - 2.7%
Allegheny Energy Supply Company LLC
5.750%, 10/15/2019 (S)	1,255,000	1,367,059
American Electric Power Company, Inc.
5.250%, 06/01/2015	210,000	229,079
American Water Capital Corp.
6.085%, 10/15/2017	600,000	706,880
Appalachian Power Company
5.800%, 10/01/2035	39,000	45,978
7.000%, 04/01/2038	425,000	582,435
Arizona Public Service Company
5.500%, 09/01/2035	222,000	270,276
Beaver Valley II Funding
9.000%, 06/01/2017	1,481,000	1,535,723
BVPS II Funding Corp.
8.890%, 06/01/2017	210,000	232,891
CenterPoint Energy Houston Electric LLC
6.950%, 03/15/2033	10,000	14,052
Centerpoint Energy Resources Corp.
4.500%, 01/15/2021	202,000	222,101
CenterPoint Energy, Inc.
6.500%, 05/01/2018	1,000,000	1,199,353
Cia de Saneamento Basico do Estado de
Sao Paulo 6.250%, 12/16/2020 (S)	725,000	763,063
CMS Energy Corp. 5.050%, 03/15/2022	1,165,000	1,210,602
Commonwealth Edison Company
5.800%, 03/15/2018	2,435,000	2,950,458
Constellation Energy Group, Inc.
7.600%, 04/01/2032	246,000	327,823
Dominion Resources, Inc.
5.000%, 03/15/2013	575,000	593,648
5.700%, 09/17/2012	207,000	209,990
DPL, Inc. 7.250%, 10/15/2021 (S)	1,450,000	1,576,875
Entergy Corp. 4.700%, 01/15/2017	1,000,000	1,050,133
Exelon Generation Company LLC
6.250%, 10/01/2039	510,000	608,942
FirstEnergy Corp. 7.375%, 11/15/2031	676,000	862,590
Integrys Energy Group, Inc. (6.110% to
12/01/2016, then 3 month
LIBOR + 2.120%) , 12/01/2066	1,760,000	1,760,000
Ipalco Enterprises, Inc.
5.000%, 05/01/2018	1,265,000	1,246,025
Israel Electric Corp., Ltd.
7.250%, 01/15/2019 (S)	1,195,000	1,225,202
Michigan Consolidated Gas Company
5.700%, 03/15/2033	14,000	16,616
Midwest Generation LLC, Series B
8.560%, 01/02/2016	823,470	757,593
National Grid PLC 6.300%, 08/01/2016	485,000	562,242
NextEra Energy Capital Holdings, Inc.
(6.350% to 10/31/2016, then 3 month
LIBOR + 2.068%) , 10/01/2066	650,000	663,000
NRG Energy, Inc.
7.625%, 01/15/2018	990,000	987,525
8.250%, 09/01/2020	1,085,000	1,068,725
NV Energy, Inc. 6.250%, 11/15/2020	625,000	686,381
Oncor Electric Delivery Company LLC
4.100%, 06/01/2022 (S)	1,650,000	1,677,034
Pacific Gas & Electric Company
8.250%, 10/15/2018	455,000	615,555

8

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Peco Energy Company
5.350%, 03/01/2018	$1,000,000	$1,194,998
PNM Resources, Inc. 9.250%, 05/15/2015	1,766,000	2,044,145
PNPP II Funding Corp.
9.120%, 05/30/2016	131,000	140,133
PPL Capital Funding, Inc. (6.700% to
03/30/2017, then 3 month
LIBOR + 2.665%) , 03/30/2067	1,285,000	1,275,363
PSEG Power LLC
5.000%, 04/01/2014	214,000	228,145
8.625%, 04/15/2031	214,000	318,389
Public Service Company of New Mexico
7.950%, 05/15/2018	1,000,000	1,230,172
Salton Sea Funding Corp., Series F
7.475%, 11/30/2018	153,595	160,141
San Diego Gas & Electric Company
6.125%, 09/15/2037	1,000,000	1,406,870
Sierra Pacific Power Company
6.000%, 05/15/2016	840,000	982,061
Southern California Edison Company
(6.250% to 02/01/2022, then 3 month
LIBOR + 4.199%) , 02/01/2022 (Q)	705,000	741,977
SPI Electricity & Gas Australia
Holdings Pty, Ltd.
6.150%, 11/15/2013 (S)	16,000	16,722
TransAlta Corp. 6.650%, 05/15/2018	580,000	658,551
Virginia Electric and Power Company
6.000%, 01/15/2036	620,000	808,621
W3A Funding Corp. 8.090%, 01/02/2017	1,143,832	1,145,868
Wisconsin Energy Corp. (6.250% to
05/15/2017, then 3 month
LIBOR + 2.113%) , 05/15/2067	1,000,000	1,025,000

		41,203,005

TOTAL CORPORATE BONDS (Cost $531,480,573)		$563,394,947

CAPITAL PREFERRED SECURITIES - 1.2%
Financials - 1.2%
Allfirst Preferred
Capital Trust 1.967%, 07/15/2029 (P)	310,000	233,259
Aon Corp. 8.205%, 01/01/2027	820,000	981,475
Fifth Third Capital Trust IV (6.500% to
04/15/2017 then 3 month
LIBOR + 1.368%) , 04/15/2037	2,095,000	2,053,100
Lloyds TSB Group PLC (6.413% to
10/01/2035, then 3 month
LIBOR + 1.496%) , 10/01/2035 (Q)(S)	1,585,000	895,525
MetLife Capital Trust X (9.250% to
04/08/2038, then 3 month
LIBOR + 5.540%) , 04/08/2068 (S)	805,000	957,950
PNC Financial Services Group, Inc.
(6.750% to 08/01/2021, then 3 month
LIBOR + 3.678%) , 08/01/2021 (Q)	525,000	543,401
PNC Preferred Funding Trust III (8.700%
to 03/15/2013, then 3 month
LIBOR + 5.226%) , 03/15/2013 (Q)(S)	2,220,000	2,268,796
Regions Financing Trust II (6.625% to
05/15/2027, then 3 month
LIBOR + 1.290%) , 05/15/2047	680,000	631,550
Schwab Capital Trust I (7.500% to
11/15/2017, then 3 month
LIBOR + 2.375%) , 11/15/2037	935,000	963,031
Sovereign Capital Trust VI
7.908%, 06/13/2036	1,125,000	1,064,663

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CAPITAL PREFERRED SECURITIES (continued)
Financials (continued)
State Street Capital Trust III
5.458%, 08/12/2012 (P)(Q)	$1,790,000	$1,796,695
State Street Capital Trust IV
1.468%, 06/15/2037 (P)	2,335,000	1,702,794
SunTrust Preferred Capital I
4.000%, 08/12/2012 (Q)	102,000	70,380
USB Capital IX
3.500%, 08/12/2012 (P)(Q)	1,525,000	1,141,219
ZFS Finance USA Trust II (6.450% to
06/15/2016, then 3 month
LIBOR + 2.000%) , 12/15/2065 (S)	960,000	931,200
ZFS Finance USA Trust V
6.500%, 05/09/2037 (P)(S)	1,385,000	1,333,063

		17,568,101

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $17,938,855)		$17,568,101

CONVERTIBLE BONDS - 0.1%
Consumer Discretionary - 0.0%
XM Satellite Radio, Inc.
7.000%, 12/01/2014 (S)	293,000	379,801
Industrials - 0.1%
US Airways Group, Inc.
7.250%, 05/15/2014	190,000	565,725

TOTAL CONVERTIBLE BONDS (Cost $504,498)		$945,526

TERM LOANS (M) - 0.2%
Consumer Discretionary - 0.2%
CCM Merger, Inc.
6.000%, 03/01/2017	411,552	407,437
Kalispel Tribal Economic Authority
7.500%, 02/24/2017	1,324,879	1,298,382
Landry’s, Inc.
6.500%, 04/24/2018	400,000	398,000

		2,103,819
Financials - 0.0%
iStar Financial, Inc.
7.000%, 06/30/2014	555,000	553,381

TOTAL TERM LOANS (Cost $2,657,814)		$2,657,200

MUNICIPAL BONDS - 0.2%
George Washington University (District of
Columbia) 5.095%, 09/15/2032 (P)	1,130,000	1,168,149
New Jersey State Turnpike Authority
7.414%, 01/01/2040	540,000	793,951
State of California 7.600%, 11/01/2040	645,000	846,479
State of Illinois 5.100%, 06/01/2033	730,000	690,595

TOTAL MUNICIPAL BONDS (Cost $3,071,805)		$3,499,174

COLLATERALIZED MORTGAGE
OBLIGATIONS - 16.0%
Commercial & Residential - 11.7%
American Home Mortgage Assets
Series 2006-6, Class A1A,
0.429%, 12/25/2046 (P)	385,527	171,789
Series 2006-6, Class XP IO,
2.343%, 12/25/2046	4,953,218	316,011
American Home Mortgage
Investment Trust, Series 2004-4,
Class 5A 2.734%, 02/25/2045 (P)	326,034	282,704

9

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
American Tower Trust
Series 2007-1A, Class C,
5.615%, 04/15/2037 (S)	$1,735,000	$1,824,706
Series 2007-1A, Class D,
5.957%, 04/15/2037 (S)	1,695,000	1,775,963
Americold LLC Trust
Series 2010-ARTA, Class C,
6.811%, 01/14/2029 (S)	750,000	859,294
Series 2010-ARTA, Class D,
7.443%, 01/14/2029 (S)	1,550,000	1,645,353
Banc of America
Commercial Mortgage, Inc.
Series 2005-5, Class XC IO,
0.100%, 10/10/2045 (P)(S)	63,327,885	226,904
Series 2005-2, Class A4,
4.783%, 07/10/2043 (P)	41,525	41,504
Series 2005-2, Class AJ,
4.953%, 07/10/2043 (P)	50,846	52,079
Series 2006-4, Class AM,
5.675%, 07/10/2046	2,465,000	2,550,775
Series 2006-3, Class A4,
5.889%, 07/10/2044 (P)	2,295,000	2,577,274
Series 2006-2, Class AM,
5.954%, 05/10/2045 (P)	1,390,000	1,477,911
Banc of America Large Loan, Inc.
Series 2005-MIB1, Class B,
0.502%, 03/15/2022 (P)(S)	681,686	678,345
Series 2005-MIB1, Class E,
0.615%, 03/15/2022 (P)(S)	490,000	476,084
Banc of America Merrill Lynch
Commercial Mortgage, Inc.,
Series 2007-3, Class AM
5.805%, 06/10/2049 (P)	1,000,000	959,071
Bear Stearns Alt-A Trust, Series 2004-12,
Class 1A1 0.589%, 01/25/2035 (P)	1,680,439	1,467,025
Bear Stearns Asset Backed
Securities, Inc., Series 2003-AC4,
Class A 5.500%, 09/25/2033 (P)	5,138	5,314
Bear Stearns Commercial
Mortgage Securities, Inc.
Series 2005-PWR8, Class X1 IO,
0.269%, 06/11/2041 (S)	58,789,409	847,684
Series 2004-PWR6, Class X1 IO,
0.278%, 11/11/2041 (S)	44,460,048	657,742
Series 2004-T16, Class X1 IO,
0.323%, 02/13/2046 (S)	436,486	6,190
Series 2004-PWR5, Class X1 IO,
0.333%, 07/11/2042 (S)	319,866	5,438
Series 2006-T24, Class AY IO,
0.623%, 10/12/2041 (S)	20,437,235	124,708
Series 2004-PWR5, Class X2 IO,
1.049%, 07/11/2042	128,278,128	402,665
Series 2006-PW14, Class D,
5.412%, 12/11/2038 (S)	1,075,000	361,390
Bear Stearns Mortgage Funding Trust,
Series 2006-AR4, Class A1
0.449%, 12/25/2036 (P)	1,360,187	588,874
CFCRE Commercial Mortgage Trust,
Series 2011, Class C1 IO
1.670%, 04/15/2044 (S)	13,355,974	853,180
Citigroup Commercial Mortgage Trust,
Series 2006-C4, Class A3
5.921%, 03/15/2049 (P)	2,500,000	2,825,320

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1,
Class C 5.394%, 07/15/2044 (P)	$545,000	$451,782
Commercial Mortgage Pass
Through Certificates
Series 2012-LC4, Class XA IO,
2.716%, 12/10/2044 (S)	6,251,548	996,916
Series 2003-LB1A, Class A2,
4.084%, 06/10/2038	424,859	432,531
Series 2012-LC4, Class B,
4.934%, 12/10/2044 (P)	1,090,000	1,132,586
Series 2012-LC4, Class C,
5.825%, 12/10/2044 (P)	755,000	718,880
Series 2007-C9, Class A4,
6.006%, 12/10/2049 (P)	3,325,000	3,825,166
Countrywide Home Loan Mortgage Pass
Through Trust, Series 2004-HYB2,
Class 4A 2.592%, 07/20/2034 (P)	695,788	656,152
Credit Suisse First Boston
Mortgage Securities Corp.
Series 2005-C1, Class AX IO,
0.357%, 02/15/2038 (S)	69,714,838	587,975
Series 2004-C4, Class A4,
4.283%, 10/15/2039	4,785	4,789
Series 2005-C1, Class A3,
4.813%, 02/15/2038	283,867	290,967
Series 2002-CKN2, Class A3,
6.133%, 04/15/2037	4,197	4,202
Credit Suisse Mortgage Capital
Certificates, Series 2006-C1, Class A3
5.593%, 02/15/2039 (P)	2,195,383	2,324,694
DBUBS Mortgage Trust,
Series 2011-LC1A, Class A1
3.742%, 11/10/2046 (S)	2,921,318	3,113,771
Extended Stay America Trust
Series 2010-ESHA, Class B,
4.221%, 11/05/2027 (S)	2,565,000	2,600,797
Series 2010-ESHA, Class C,
4.860%, 11/05/2027 (S)	1,000,000	1,009,026
First Horizon Alternative Mortgage
Securities, Series 2004-AA2, Class 2A1
2.476%, 08/25/2034 (P)	1,221,555	1,044,983
Fontainebleau Resorts LLC
Series 2012-FBLU, Class C,
4.270%, 05/05/2027 (S)	1,940,000	1,966,442
Series 2012-FBLU, Class D,
5.007%, 05/05/2027 (S)	1,395,000	1,434,691
FREMF Mortgage Trust
Series 2011, Class K11,
4.420%, 12/25/2048 (P)(S)	875,000	869,661
Series 2011-K10, Class B,
4.598%, 11/25/2049 (P)(S)	1,055,000	1,063,534
GE Capital Commercial Mortgage Corp.
Series 2005-C1, Class XC IO,
0.725%, 06/10/2048 (S)	1,066,209	13,140
Series 2005-C1, Class AJ,
4.826%, 06/10/2048 (P)	1,175,000	1,199,011
Series 2005-C3, Class A7A,
4.974%, 07/10/2045 (P)	2,500,000	2,742,958
Series 2002-2A, Class A3,
5.349%, 08/11/2036	14,492	14,483
GMAC Mortgage Loan Trust,
Series 2004-AR2, Class 3A
3.191%, 08/19/2034 (P)	1,746,868	1,646,783

10

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Greenwich Capital
Commercial Funding Corp.
Series 2007-GG9, Class C,
5.554%, 03/10/2039 (P)	$730,000	$156,497
Series 2006-GG7, Class AM,
6.071%, 07/10/2038 (P)	2,715,000	2,782,924
GS Mortgage Securities Corp. II
Series 2005-GG4, Class XC IO,
0.322%, 07/10/2039 (S)	1,572,651	28,460
Series 2010-C2, Class XA IO,
0.859%, 12/10/2043 (S)	61,583,577	1,593,845
Series ALF, Class XA1 IO,
3.566%, 02/10/2021 (S)	14,239,459	630,808
Series 2011-ALF, Class D,
4.209%, 02/10/2021 (S)	1,500,000	1,495,950
Series 2007-GG10, Class A4,
5.979%, 08/10/2045 (P)	2,000,000	2,183,546
GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1,
2.613%, 09/25/2035 (P)	2,025,351	1,853,310
Series 2004-9, Class B1,
3.183%, 08/25/2034 (P)	274,178	114,910
Series 2006-AR1, Class 3A1,
4.998%, 01/25/2036 (P)	613,247	508,395
Harborview Mortgage Loan Trust
Series 2007-6, Class ES IO,
0.342%, 08/19/2037 (S)	6,404,331	40,027
Series 2007-3, Class ES IO,
0.350%, 05/19/2047	7,606,730	47,542
Series 2007-4, Class ES IO,
0.350%, 07/19/2047	9,278,792	57,992
Series 2005-11, Class X IO,
2.002%, 08/19/2045	5,755,865	281,468
Series 2004-11, Class X1 IO,
2.010%, 01/19/2035	10,597,057	796,899
Series 2005-8, Class 1X IO,
2.140%, 09/19/2035	7,466,079	355,126
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 2X IO,
1.679%, 10/25/2036	24,701,707	1,155,793
Series 2005-AR18, Class 1X IO,
2.024%, 10/25/2036	18,262,585	1,176,841
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2011-C3A, Class XA IO,
1.523%, 02/15/2046 (S)	27,220,670	1,803,397
Series 2011-C4, Class XA IO,
1.788%, 07/15/2046 (S)	35,801,500	2,705,555
Series 2005-LDP2, Class A3,
4.697%, 07/15/2042	1,134,477	1,140,526
Series 2005-LDP2, Class A4,
4.738%, 07/15/2042	1,830,000	1,958,375
Series 2005-LDP3, Class A4B,
4.996%, 08/15/2042 (P)	2,360,000	2,486,701
Series 2005-CB11, Class A3,
5.197%, 08/12/2037	971,872	993,592
Series 2007-LDPX, Class A2S,
5.305%, 01/15/2049	473,237	477,065
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	1,250,000	1,357,028
Series 2005-LDP5, Class A4,
5.362%, 12/15/2044 (P)	2,025,000	2,256,223
Series 2002-C1, Class A3,
5.376%, 07/12/2037	122,167	122,224

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
JPMorgan Chase Commercial Mortgage
Securities Corp. (continued)
Series 2005-LDP5, Class A3,
5.391%, 12/15/2044 (P)	$5,100,000	$5,371,835
Series 2005-PDP5, Class AM,
5.404%, 12/15/2044 (P)	4,955,000	5,344,012
Series 2007-LDPX, Class A3,
5.420%, 01/15/2049	4,000,000	4,396,284
Series 2006-LDP8, Class AM,
5.440%, 05/15/2045	1,670,000	1,770,668
Series 2007-CB18, Class A4,
5.440%, 06/12/2047	3,350,000	3,718,674
Series 2006-LDP8, Class A3B,
5.447%, 05/15/2045	845,000	876,923
Series 2005-LDP5, Class G,
5.517%, 12/15/2044 (P)(S)	1,000,000	642,584
Series 2006-LDP7, Class AM,
6.064%, 04/15/2045 (P)	2,630,000	2,776,441
LB-UBS Commercial Mortgage Trust
Series 2005-C1, Class XCL IO,
0.814%, 02/15/2040 (S)	474,692	9,578
Series 2004-C1, Class XCL IO,
1.044%, 01/15/2036 (S)	21,696,748	285,225
Series 2005-C2, Class A5,
5.150%, 04/15/2030 (P)	1,500,000	1,646,114
Series 2005-C2 AJ,
5.205%, 04/15/2030 (P)	1,000,000	1,008,510
Series 2006-C6, Class AM,
5.413%, 09/15/2039	2,990,000	3,154,429
Series 2007-C2, Class A3,
5.430%, 02/15/2040	3,470,000	3,798,724
Series 2007-C1, Class AM,
5.455%, 02/15/2040	2,315,000	2,343,738
Series 2006-C4, Class A4,
5.870%, 06/15/2038 (P)	2,873,000	3,244,717
Master Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1,
2.634%, 04/21/2034 (P)	607,287	596,749
Series 2004-8, Class 5A1,
2.664%, 08/25/2034 (P)	418,100	392,356
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class XC IO,
0.178%, 07/12/2038 (S)	172,359,758	938,327
Series 2006-C2, Class X IO,
0.546%, 08/12/2043 (S)	19,186,640	237,569
Series 2008-C1, Class X IO,
0.666%, 02/12/2051 (S)	31,887,059	521,194
Series 2004-KEY2, Class A4 IO,
4.864%, 08/12/2039 (P)	31,988	33,992
Series 2006-2, Class A4,
6.093%, 06/12/2046 (P)	2,865,000	3,225,598
MLCC Mortgage Investors, Inc.
Series 2006-3, Class 2A1,
2.532%, 10/25/2036 (P)	2,026,677	1,842,752
Series 2007-3, Class M1,
5.141%, 09/25/2037 (P)	195,846	100,632
Series 2007-3, Class M2,
5.141%, 09/25/2037 (P)	114,851	10,852
Series 2007-3, Class M3,
5.141%, 09/25/2037 (P)	41,726	1,984
Morgan Stanley Capital I
Series 2005-T17, Class X1 IO,
0.238%, 12/13/2041 (S)	1,149,880	13,555

11

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Morgan Stanley Capital I (continued)
Series 2007-SRR3, Class A,
0.540%, 12/20/2049 (P)(S)	$1,000,000	$3,630
Series 2007-SRR3, Class B,
0.640%, 12/20/2049 (P)(S)	1,000,000	3,180
Series 2005-IQ9, Class X1 IO,
1.218%, 07/15/2056 (S)	548,863	15,717
Series 2011-C3, Class XA IO,
1.542%, 07/15/2049 (S)	22,102,503	1,405,675
Series 2012-C4, Class XA,
2.711%, 03/15/2045 (S)	12,887,904	1,979,247
Series 2012-C4, Class AS,
3.773%, 03/15/2045	2,371,500	2,373,658
Series 2005-IQ9, Class A3,
4.540%, 07/15/2056	1,960,140	1,982,374
Series 2005-HQ6, Class A2A,
4.882%, 08/13/2042	410,862	411,975
Series 2006-HQ10, Class AM,
5.360%, 11/12/2041	1,750,000	1,816,959
Series 2007-IQ13, Class A4,
5.364%, 03/15/2044	3,280,000	3,649,932
Series 2005-HQ7, Class A2,
5.369%, 11/14/2042 (P)	236,061	236,905
Series 2008-HQ8, Class AM,
5.649%, 03/12/2044 (P)	2,945,000	3,100,287
Series 2006-T23, Class A4,
5.987%, 08/12/2041 (P)	630,000	729,101
Residential Accredit Loans, Inc.
Series 2005-QO4, Class X IO,
2.406%, 12/25/2045	16,767,344	905,437
Series 2004-QS16, Class 1A1,
5.500%, 12/25/2034	6,711	6,806
Sequoia Mortgage Trust, Series 2005-3,
Class A1 0.440%, 05/20/2035 (P)	4,267	3,382
Structured Asset Securities Corp.,
Series 2003-6A, Class B1
2.905%, 03/25/2033 (P)	375,230	227,231
Thornburg Mortgage Securities Trust,
Series 2004-1, Class II2A
1.890%, 03/25/2044 (P)	1,866,526	1,733,925
Timberstar Trust, Series 2006-1A, Class A
5.668%, 10/15/2036 (S)	900,000	1,007,197
UBS Commercial Mortgage Trust
Series 2012-C1, Class B,
4.822%, 05/10/2045	1,215,000	1,260,262
Series 2012-C1, Class C,
5.720%, 05/10/2045 (P)(S)	815,000	799,130
Wachovia Bank
Commercial Mortgage Trust
Series 2005-C17, Class XC IO,
0.458%, 03/15/2042 (S)	64,048,455	467,105
Series 2005-C19, Class AJ,
4.793%, 05/15/2044	37,517	35,810
Series 2005-C16, Class C,
4.985%, 10/15/2041 (P)	1,700,000	1,587,173
Series 2005-C21, Class AJ,
5.378%, 10/15/2044 (P)	2,170,000	2,217,360
WaMu Commercial Mortgage
Securities Trust, Series 2007-SL3,
Class A 5.933%, 03/23/2045 (P)(S)	351,103	353,220
WaMu Mortgage Pass
Through Certificates
Series 2005-AR19, Class B1,

0.939%, 12/25/2045 (P)	469,835	67,739

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
WaMu Mortgage Pass Through
Certificates (continued)
Series 2004-AR13, Class X IO,
1.363%, 11/25/2034	$25,606,081	$1,138,933
Series 2005-AR13, Class X IO,
1.437%, 10/25/2045	82,157,989	3,994,817
Series 2005-AR1, Class X IO,
1.446%, 01/25/2045	14,962,214	729,673
Series 2005-AR8, Class X IO,
1.578%, 07/25/2045	46,639,940	2,245,317
Series 2005-AR6, Class X IO,
1.597%, 04/25/2045	18,724,818	975,089
Series 2005-1, Class 6A1,
6.500%, 03/25/2035	12,491	11,870
Wells Fargo Mortgage Backed
Securities Trust, Series 2005-AR5,
Class 1A1 2.591%, 04/25/2035 (P)	1,800,226	1,630,565
WF-RBS Commercial Mortgage Trust,
Series 2011-C3, Class XA IO,
1.723%, 03/15/2044 (S)	25,627,724	2,236,660

		174,415,593
U.S. Government Agency - 4.3%
Federal Home Loan Mortgage Corp.
Series K011, Class X1 IO,
0.381%, 11/25/2020	58,025,852	1,381,479
Series K010, Class X1 IO,
0.412%, 10/25/2020	40,549,316	894,234
Series K014, Class X1 IO,
1.276%, 04/25/2021	5,657,622	496,043
Series KAIV, Class X1 IO,
1.404%, 06/25/2046	27,096,256	2,324,870
Series K017, Class X1 IO,
1.460%, 12/25/2021	5,464,309	563,152
Series K708, Class X1 IO,
1.513%, 01/25/2019	16,840,000	1,377,596
Series K707, Class X1 IO,
1.560%, 12/25/2018	11,721,324	999,934
Series K018, Class X1 IO,
1.615%, 01/25/2022	11,125,000	1,159,815
Series K705, Class X1 IO,
1.762%, 09/25/2018	15,982,109	1,498,626
Series 3632, Class AP,
3.000%, 02/15/2040	5,201,747	5,428,507
Series 3956, Class DJ,
3.250%, 10/15/2036	2,984,315	3,075,887
Series 3630, Class BI IO,
4.000%, 05/15/2027	392,650	16,687
Series 3943, Class DI IO,
4.000%, 11/15/2039	5,993,286	918,049
Series 3623, Class LI IO,
4.500%, 01/15/2025	615,323	45,416
Series 3794, Class PI IO,
4.500%, 02/15/2038	2,125,237	233,254
Series 4030, Class BI IO,
5.000%, 01/15/2042	4,699,286	878,625
Series 3581, Class IO,
6.000%, 10/15/2039	667,919	93,468
Series T-41, Class 3A,
6.957%, 07/25/2032 (P)	2,587	2,973
Federal National Mortgage Association
Series 2012-M5, Class X IO,
0.755%, 02/25/2022	15,737,000	743,321

12

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
Series 2012-30, Class PB,
2.250%, 10/25/2040	$3,973,056	$4,039,665
Series 2011-118, Class CD,
3.500%, 10/25/2039	9,742,045	10,114,825
Series 2012-19, Class JA,
3.500%, 03/25/2041	4,962,202	5,183,025
Series 20011-146, Class MA,
3.500%, 08/25/2041	3,157,052	3,287,232
Series 2003-18, Class EX,
4.000%, 06/25/2017	26,170	26,190
Series 2010-14, Class AI IO,
4.000%, 08/25/2027	1,094,780	52,146
Series 2010-36, Class BI IO,
4.000%, 03/25/2028	1,158,283	60,888
Series 3908, Class PA,
4.000%, 06/15/2039	1,850,284	2,004,372
Series 402, Class 4 IO,
4.000%, 10/25/2039	2,110,169	229,979
Series 402, Class 3 IO,
4.000%, 11/25/2039	1,247,499	149,989
Series 2011-41, Class KA,
4.000%, 01/25/2041	3,860,515	4,168,616
Series 2011-86, Class NA,
4.000%, 01/25/2041	7,174,081	7,795,276
Series 2009-109, Class IW IO,
4.500%, 04/25/2038	997,081	88,516
Series 398, Class C3 IO,
4.500%, 05/25/2039	1,357,558	150,366
Series 401, Class C2 IO,
4.500%, 06/25/2039	929,683	100,993
Series 402, Class 7 IO,
4.500%, 11/25/2039	1,975,808	237,865
Series 2009-47, Class EI IO,
5.000%, 08/25/2019	987,958	90,388
Series 407, Class 21 IO,
5.000%, 01/25/2039	2,552,585	297,318
Series 2009-50, Class GI IO,
5.000%, 05/25/2039	1,860,334	204,891
Series 2009-78, Class IB IO,
5.000%, 06/25/2039	2,330,305	250,192
Series 407, Class 15 IO,
5.000%, 01/25/2040	3,145,177	500,065
Series 407, Class 16 IO,
5.000%, 01/25/2040	719,343	93,918
Series 407, Class 17 IO,
5.000%, 01/25/2040	648,123	96,582
Series 407, Class 7 IO,
5.000%, 03/25/2041	2,323,077	408,004
Series 407, Class 8 IO,
5.000%, 03/25/2041	1,105,533	170,599
Series 407, Class C6 IO,
5.500%, 01/25/2040	10,481,725	1,813,327
Series 2001-50, Class BA,
7.000%, 10/25/2041	665	718
Series 2002-W3, Class A5,
7.500%, 11/25/2041	22,377	26,668
Government National
Mortgage Association
Series 2012-70, IO,
0.961%, 08/16/2052	15,600,000	1,103,014

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage
Association (continued)
Series 2010-78, Class AI IO,
4.500%, 04/20/2039	$2,062,701	$169,602

		65,047,165

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $235,559,528)		$239,462,758

ASSET BACKED SECURITIES - 2.6%
Aegis Asset Backed Securities Trust,
Series 2004-3, Class A1
0.599%, 09/25/2034 (P)	552,120	499,141
Ameriquest Mortgage Securities, Inc.,
Series 2005-R1, Class M1
0.689%, 03/25/2035 (P)	1,175,000	1,094,043
Amresco Residential Securities Mortgage
Loan Trust, Series 1998-1, Class A6
6.510%, 08/25/2027	157	158
Argent Securities, Inc., Series 2004-W1,
Class M3 1.689%, 03/25/2034 (P)	6,789	3,010
Asset Backed Funding Certificates,
Series 2005-HE1, Class M1
0.659%, 03/25/2035 (P)	800,108	625,221
Asset Backed Securities Corp. Home
Equity, Series 2006-HE1, Class A3
0.439%, 01/25/2036 (H)(P)	1,948,855	1,582,882
Bayview Financial Acquisition Trust,
Series 2006-A, Class 2A3
0.589%, 02/28/2041 (P)	740,109	646,818
Bravo Mortgage Asset Trust,
Series 2006-1A, Class A2
0.479%, 07/25/2036 (P)(S)	1,315,020	1,062,300
Carrington Mortgage Loan Trust
Series 2006-NC4, Class A5,
0.299%, 10/25/2036 (P)	125,412	80,952
Series 2005-OPT2, Class M2,
0.689%, 05/25/2035 (P)	1,090,000	983,785
Citigroup Mortgage Loan Trust,
Series 2006-WFH3, Class A3
0.389%, 10/25/2036 (P)	1,368,329	1,292,564
Countrywide Asset-Backed Certificates,
Series 2006-3, Class 2A2
0.419%, 06/25/2036 (P)	1,891,290	1,559,616
Credit-Based Asset Servicing
and Securitization LLC
Series 2005-CB2, Class M1,
0.679%, 04/25/2036 (P)	1,882,825	1,670,342
Series 2006-MH1, Class B1,
6.250%, 10/25/2036 (S)	460,000	238,395
Dillon Read CMBS CDO, Ltd.,
Series 2006-1A, Class A3
1.168%, 12/05/2046 (H)(P)(S)	975,000	10
Dominos Pizza Master Issuer LLC,
Series 2012-1A, Class A2
5.216%, 01/25/2042 (S)	5,409,638	5,635,770
Fremont Home Loan Trust, Series 2005-1,
Class M3 0.749%, 06/25/2035 (P)	820,000	728,914
FUEL Trust, Series 2011-1
4.207%, 04/15/2016 (S)	1,755,000	1,837,380
Home Equity Asset Trust, Series 2005-5,
Class M1 0.719%, 11/25/2035 (P)	1,125,000	962,384

13

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Leaf Capital Funding SPE A LLC
Series 2010-A, Class C,
7.239%, 12/15/2020 (P)(S)	$1,276,886	$1,276,886
Series 2010-A, Class D,
10.239%, 12/15/2020 (P)(S)	958,039	958,039
Series 2010-A, Class E1,
14.739%, 12/15/2020 (P)(S)	1,117,995	1,117,995
Leaf II Receivables Funding LLC,
Series 2011-1, Class A
1.700%, 12/20/2018 (S)	521,343	513,783
LNR CDO, Ltd., Series 2006-1A,
Class BFL
0.789%, 05/28/2043 (H)(P)(S)	700,000	7
Master Asset Backed Securities Trust,
Series 2007-HE2, Class A2
0.939%, 08/25/2037 (P)	1,190,007	1,056,814
Merrill Lynch Mortgage Investors, Inc.
Series 2005-HE2, Class A2C,
0.609%, 09/25/2036 (P)	1,415,000	1,251,157
Series 2005-WMC1, Class M1,
0.989%, 09/25/2035 (P)	640,103	612,647
N-Star Real Estate CDO, Ltd.,
Series 2006-7A, Class B
0.619%, 06/22/2051 (P)(S)	900,000	24,750
New Century Home Equity Loan Trust
Series 2005-1, Class M1,
0.689%, 03/25/2035 (P)	840,000	606,803
Series 2005-3, Class M1,
0.719%, 07/25/2035 (P)	748,000	697,721
Novastar Home Equity Loan,
Series 2004-4, Class M3
1.319%, 03/25/2035 (P)	1,650,000	1,571,340
Park Place Securities, Inc.
Series 2005-WCH1, Class M2,
0.759%, 01/25/2036 (P)	1,921,989	1,784,763
Series 2004-WHQ2, Class M2,
0.869%, 02/25/2035 (P)	2,180,000	1,882,299
People’s Choice Home Loan
Securities Trust, Series 2005-1,
Class M3 0.819%, 01/25/2035 (P)	1,265,000	1,112,554
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF3,
4.499%, 08/25/2035	264,996	253,735
Series 2005-2, Class AF4,
4.934%, 08/25/2035	1,895,000	1,474,772
Sonic Capital LLC, Series 2011-1A,
Class A2 5.438%, 05/20/2041 (S)	1,469,550	1,536,364
Soundview Home Equity
Loan Trust 0.419%, 05/25/2036 (P)	941,743	754,632
Wells Fargo Home Equity Trust,
Series 2004-2, Class AI5
4.890%, 10/25/2034 (P)	4,612	4,625

TOTAL ASSET BACKED SECURITIES (Cost $41,944,289)		$38,995,371

COMMON STOCKS - 0.0%
Consumer Discretionary - 0.0%
Greektown Superholdings, Inc. (I)	166	8,752
Financials - 0.0%
BTA Bank JSC, GDR (I)(S)	17	48

TOTAL COMMON STOCKS (Cost $18,799)		$8,800

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES - 0.5%
Consumer Discretionary - 0.0%
Greektown
Superholdings, Inc., Series A (I)	3,249	$240,426
Consumer Staples - 0.1%
Ocean Spray Cranberries, Inc.,
Series A, 6.250% (S)	5,034	452,274
Financials - 0.4%
Ally Financial, Inc., 7.300%	28,855	658,471
Bank of America Corp.,
Series MER, 8.625%	69,475	1,756,328
Citigroup Capital XIII (7.875% to
10/30/2015, then
3 month LIBOR + 6.370%)	8,200	216,972
GMAC Capital Trust I (8.125% to
02/15/2016, then
3 month LIBOR + 5.785%)	39,255	899,725
PNC Financial Services Group, Inc.
(6.125% to 5/01/2022, then
3 month LIBOR + 4.067%)	58,350	1,499,595
U.S. Bancorp (6.000% to 04/15/2017, then
3 month LIBOR + 4.861%)	46,575	1,208,156

		6,239,247

TOTAL PREFERRED SECURITIES (Cost $7,035,487)		$6,931,947

SECURITIES LENDING COLLATERAL - 0.2%
John Hancock Collateral
Investment Trust, 0.3309% (W)(Y)	318,201	$3,184,304

TOTAL SECURITIES LENDING
COLLATERAL (Cost $3,184,104)		$3,184,304

SHORT-TERM INVESTMENTS - 16.7%
Money Market Funds - 15.2%
State Street Institutional U.S. Government
Money Market Fund, 0.0164% (Y)	228,384,004	228,384,004
U.S. Government Agency - 1.5%
Federal Home Loan Bank Discount Notes,
0.010%, 06/01/2012 *	$22,000,000	$22,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $250,384,004)		$250,384,004

Total Investments (Active Bond Fund)
(Cost $1,657,080,511) - 113.8%		$1,703,711,784
Other assets and liabilities, net - (13.8%)		(205,965,957)

TOTAL NET ASSETS - 100.0%		$1,497,745,827

All Cap Core Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.3%
Consumer Discretionary - 12.9%
Auto Components - 0.3%
Lear Corp.	41,000	$1,633,850
Distributors - 0.0%
Core-Mark Holding Company, Inc.	2,800	121,772
Diversified Consumer Services - 0.2%
Coinstar, Inc. (I)(L)	8,800	540,584
Corinthian Colleges, Inc. (I)	110,800	303,592

		844,176

14

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 2.5%
Brinker International, Inc.	78,300	$2,529,873
Marriott International, Inc., Class A	165,800	6,418,118
Multimedia Games Holding Company, Inc. (I)	16,300	205,543
Panera Bread Company, Class A (I)	8,500	1,249,075
Shuffle Master, Inc. (I)	32,500	515,450
Yum! Brands, Inc.	54,900	3,862,764

		14,780,823
Household Durables - 1.7%
Garmin, Ltd. (L)	74,800	3,213,408
Jarden Corp.	16,100	654,465
La-Z-Boy, Inc. (I)	28,500	402,135
Whirlpool Corp.	85,700	5,303,116

		9,573,124
Internet & Catalog Retail - 0.2%
priceline.com, Inc. (I)(L)	2,100	1,313,529
Leisure Equipment & Products - 0.4%
Arctic Cat, Inc. (I)	10,000	361,600
Leapfrog Enterprises, Inc. (I)	53,200	554,344
Smith & Wesson Holding Corp. (I)(L)	72,100	485,954
Sturm Ruger & Company, Inc. (L)	28,400	1,106,748

		2,508,646
Media - 2.3%
EW Scripps Company (I)	30,200	271,498
Lions Gate Entertainment Corp. (I)(L)	366,300	4,879,116
Omnicom Group, Inc. (L)	34,500	1,644,960
Regal Entertainment Group (L)	107,900	1,483,625
Scholastic Corp.	4,400	118,580
The Madison Square Garden, Inc., Class A (I)	3,100	116,219
The McGraw-Hill Companies, Inc.	48,800	2,116,944
Time Warner Cable, Inc.	37,200	2,804,880

		13,435,822
Multiline Retail - 1.4%
Dillard’s, Inc., Class A (L)	24,400	1,640,656
Macy’s, Inc.	170,300	6,479,915
Tuesday Morning Corp. (I)	61,100	255,398

		8,375,969
Specialty Retail - 3.6%
Aaron’s, Inc.	157,600	4,184,280
AutoNation, Inc. (I)(L)	51,300	1,847,826
Best Buy Company, Inc.	301,900	5,651,568
Charming Shoppes, Inc. (I)	94,300	692,162
Foot Locker, Inc.	83,000	2,634,420
HOT Topic, Inc.	58,100	575,771
PetSmart, Inc. (L)	6,600	425,304
The Gap, Inc.	92,600	2,453,900
The Home Depot, Inc. (L)	50,800	2,506,472

		20,971,703
Textiles, Apparel & Luxury Goods - 0.3%
Carter’s, Inc. (I)	27,800	1,499,254
Movado Group, Inc.	7,100	196,670

		1,695,924

		75,255,338
Consumer Staples - 8.8%
Beverages - 0.8%
Monster Beverage Corp. (I)	68,000	4,936,800
Food & Staples Retailing - 2.8%
CVS Caremark Corp.	123,600	5,554,584
Safeway, Inc. (L)	14,700	279,594
The Kroger Company	111,200	2,447,512

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Staples Retailing (continued)
Whole Foods Market, Inc.	89,600	$7,939,456

		16,221,146
Food Products - 0.9%
Cal-Maine Foods, Inc.	7,100	252,334
Dean Foods Company (I)	169,200	2,646,288
The Hershey Company	31,800	2,126,148

		5,024,770
Household Products - 0.3%
Colgate-Palmolive Company	18,900	1,857,870
Spectrum Brands Holdings, Inc. (I)	2,300	79,396

		1,937,266
Personal Products - 0.8%
Herbalife, Ltd. (L)	58,200	2,606,778
Nu Skin Enterprises, Inc., Class A (L)	40,300	1,728,064
Prestige Brands Holdings, Inc. (I)	27,000	370,710

		4,705,552
Tobacco - 3.2%
Altria Group, Inc.	222,800	7,171,932
Philip Morris International, Inc.	133,400	11,273,634

		18,445,566

		51,271,100
Energy - 9.0%
Energy Equipment & Services - 0.6%
Diamond Offshore Drilling, Inc.	5,800	337,444
Exterran Holdings, Inc. (I)	44,700	515,838
Helix Energy Solutions Group, Inc. (I)	127,900	2,190,927
Hercules Offshore, Inc. (I)	79,900	264,469
Natural Gas Services Group, Inc. (I)	5,200	71,656
Parker Drilling Company (I)	11,300	55,257

		3,435,591
Oil, Gas & Consumable Fuels - 8.4%
Anadarko Petroleum Corp.	60,600	3,696,600
Chevron Corp.	98,400	9,673,704
Contango Oil & Gas Company (I)	4,500	236,430
Delek US Holdings, Inc.	83,700	1,348,407
Energy XXI Bermuda, Ltd.	3,300	102,465
Exxon Mobil Corp.	104,800	8,240,424
HollyFrontier Corp.	21,200	624,976
Marathon Petroleum Corp.	137,300	4,952,411
Murphy Oil Corp.	49,400	2,303,028
Penn Virginia Corp.	53,300	299,546
Sunoco, Inc.	41,500	1,927,675
Tesoro Corp. (I)	305,000	6,746,600
Vaalco Energy, Inc. (I)	123,600	1,054,308
Western Refining, Inc. (L)	410,900	7,946,806

		49,153,380

		52,588,971
Financials - 14.2%
Capital Markets - 1.2%
Invesco, Ltd.	5,700	123,975
Northern Trust Corp.	65,500	2,828,290
Piper Jaffray Companies (I)	10,000	219,100
T. Rowe Price Group, Inc.	37,200	2,142,348
The Goldman Sachs Group, Inc.	6,400	612,480
Waddell & Reed Financial, Inc., Class A	17,400	499,554
Walter Investment Management Corp.	16,700	316,131

		6,741,878

15

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks - 3.2%
Banner Corp.	7,700	$147,840
First Merchants Corp.	6,100	71,553
KeyCorp	56,100	420,750
Pinnacle Financial Partners, Inc. (I)	26,600	453,796
PrivateBancorp, Inc.	45,600	671,688
Regions Financial Corp.	1,186,600	7,463,714
SunTrust Banks, Inc.	155,800	3,570,936
Susquehanna Bancshares, Inc.	403,700	3,887,631
SVB Financial Group (I)	13,900	829,274
Wells Fargo & Company	19,000	608,950
Wilshire Bancorp, Inc. (I)	64,600	323,646
Zions Bancorporation (L)	24,400	464,332

		18,914,110
Consumer Finance - 2.0%
American Express Company	89,000	4,968,870
Capital One Financial Corp.	74,400	3,821,928
Discover Financial Services	82,900	2,744,819

		11,535,617
Diversified Financial Services - 0.9%
Citigroup, Inc.	94,200	2,497,242
Interactive Brokers Group, Inc., Class A	28,600	407,836
MarketAxess Holdings, Inc.	2,100	67,809
Moody’s Corp.	35,700	1,306,263
PHH Corp. (I)	41,500	687,655

		4,966,805
Insurance - 4.5%
ACE, Ltd.	53,500	3,869,655
Alleghany Corp. (I)	4,000	1,316,000
Allied World Assurance
Company Holdings, Ltd.	4,923	378,579
American International Group, Inc. (I)	157,600	4,598,768
Everest Re Group, Ltd.	9,500	970,140
Fidelity National Financial, Inc., Class A	115,800	2,181,672
Old Republic International Corp.	41,000	404,670
ProAssurance Corp.	3,300	290,862
RenaissanceRe Holdings, Ltd.	19,400	1,495,158
Stewart Information Services Corp.	17,000	235,110
The Allstate Corp.	219,400	7,446,436
The Hanover Insurance Group, Inc.	5,400	210,654
The Travelers Companies, Inc.	44,400	2,774,556
White Mountains Insurance Group, Ltd.	600	309,012

		26,481,272
Real Estate Investment Trusts - 2.4%
American Capital Agency Corp.	38,100	1,244,727
Apollo Residential Mortgage, Inc.	7,000	131,250
Cousins Properties, Inc.	22,800	165,072
First Industrial Realty Trust, Inc. (I)	21,700	258,881
Lexington Realty Trust (L)	19,400	161,214
Parkway Properties, Inc.	5,600	59,024
Pennsylvania Real Estate Investment Trust	23,700	300,516
Sabra Healthcare REIT, Inc.	16,400	235,832
Simon Property Group, Inc.	29,800	4,396,096
Taubman Centers, Inc.	91,700	6,694,100
Winthrop Realty Trust	7,700	79,233

		13,725,945

		82,365,627
Health Care - 13.7%
Biotechnology - 1.6%
Alexion Pharmaceuticals, Inc. (I)	56,000	5,071,920
Amgen, Inc.	10,900	757,768
Biogen Idec, Inc. (I)	5,200	679,900

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Momenta Pharmaceuticals, Inc. (I)	9,300	$128,247
Myriad Genetics, Inc. (I)	14,300	345,059
PDL BioPharma, Inc. (L)	44,100	286,209
United Therapeutics Corp. (I)	40,100	1,774,024

		9,043,127
Health Care Providers & Services - 5.3%
Amedisys, Inc. (I)	17,800	195,266
Humana, Inc.	65,800	5,026,462
Sun Healthcare Group, Inc. (I)	49,100	238,135
UnitedHealth Group, Inc.	175,100	9,765,327
WellCare Health Plans, Inc. (I)	125,600	7,092,632
WellPoint, Inc.	124,300	8,376,577

		30,694,399
Life Sciences Tools & Services - 0.3%
Affymetrix, Inc. (I)	28,800	136,512
Charles River
Laboratories International, Inc. (I)	20,800	694,304
PerkinElmer, Inc.	43,300	1,151,780

		1,982,596
Pharmaceuticals - 6.5%
Abbott Laboratories	179,600	11,097,484
Eli Lilly & Company	218,700	8,955,765
Johnson & Johnson	23,600	1,473,348
Medicis Pharmaceutical Corp., Class A (L)	30,100	1,086,610
Merck & Company, Inc.	85,400	3,209,332
Par Pharmaceutical Companies, Inc. (I)	33,800	1,211,392
Pfizer, Inc.	150,300	3,287,061
Pozen, Inc. (I)	34,300	237,699
Watson Pharmaceuticals, Inc. (I)	106,700	7,606,643

		38,165,334

		79,885,456
Industrials - 8.3%
Aerospace & Defense - 2.2%
Exelis, Inc.	26,900	269,000
GenCorp, Inc. (I)	20,300	124,236
Honeywell International, Inc.	59,500	3,311,770
Huntington Ingalls Industries, Inc. (I)	19,100	702,498
L-3 Communications Holdings, Inc.	31,700	2,161,623
Northrop Grumman Corp.	58,200	3,419,250
Raytheon Company	6,500	327,080
Textron, Inc.	66,900	1,580,847
Triumph Group, Inc.	13,800	825,792

		12,722,096
Air Freight & Logistics - 0.0%
FedEx Corp.	800	71,312
Airlines - 0.6%
Hawaiian Holdings, Inc. (I)(L)	224,800	1,299,344
US Airways Group, Inc. (I)(L)	174,500	2,306,890

		3,606,234
Building Products - 0.9%
Fortune Brands Home & Security, Inc. (I)	37,400	845,988
USG Corp. (I)(L)	302,700	4,667,634

		5,513,622
Commercial Services & Supplies - 0.0%
EnerNOC, Inc. (I)	16,500	104,280
Sykes Enterprises, Inc. (I)	12,300	185,115

		289,395

16

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Engineering - 0.9%
Quanta Services, Inc. (I)	25,300	$571,274
URS Corp.	125,500	4,539,335

		5,110,609
Electrical Equipment - 0.1%
AMETEK, Inc.	7,100	360,041
Industrial Conglomerates - 0.1%
General Electric Company	24,500	467,705
Machinery - 2.8%
AGCO Corp. (I)	17,500	703,675
Alamo Group, Inc.	4,000	123,880
Caterpillar, Inc.	40,600	3,557,372
Cummins, Inc.	38,600	3,742,270
ITT Corp. (L)	82,700	1,697,831
NACCO Industries, Inc., Class A	2,100	220,353
Oshkosh Corp. (I)	178,500	3,653,895
Robbins & Myers, Inc.	30,600	1,395,054
Sauer-Danfoss, Inc.	5,000	180,650
Terex Corp. (I)	50,400	838,152
Wabtec Corp.	2,000	145,220

		16,258,352
Professional Services - 0.2%
On Assignment, Inc. (I)	14,400	239,904
Robert Half International, Inc.	45,400	1,290,268

		1,530,172
Road & Rail - 0.4%
Con-way, Inc.	50,500	1,785,175
Saia, Inc. (I)	22,900	495,327

		2,280,502
Trading Companies & Distributors - 0.1%
H&E Equipment Services, Inc. (I)	18,900	299,943

		48,509,983
Information Technology - 20.6%
Communications Equipment - 0.6%
Cisco Systems, Inc.	41,200	672,796
Comtech Telecommunications Corp. (L)	81,700	2,359,496
Emulex Corp. (I)	15,700	105,504
F5 Networks, Inc. (I)	800	82,784

		3,220,580
Computers & Peripherals - 5.7%
Apple, Inc. (I)	36,539	21,109,676
Dell, Inc. (I)	489,500	6,035,535
EMC Corp. (I)	7,600	181,260
Western Digital Corp. (I)	192,100	6,030,019
Xyratex, Ltd.	7,000	80,080

		33,436,570
Electronic Equipment, Instruments & Components - 0.9%
Insight Enterprises, Inc. (I)	10,500	156,345
Tech Data Corp. (I)	22,694	1,080,461
Vishay Intertechnology, Inc. (I)(L)	393,100	4,174,722

		5,411,528
Internet Software & Services - 2.7%
AOL, Inc. (I)	284,000	7,790,120
EarthLink, Inc.	89,000	718,230
IAC/InterActiveCorp	156,500	7,029,980

		15,538,330
IT Services - 4.1%
Fiserv, Inc. (I)	21,200	1,429,516
Global Cash Access Holdings, Inc. (I)	47,600	335,580

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
Heartland Payment Systems, Inc.	46,800	$1,365,624
International Business Machines Corp.	52,606	10,147,697
MasterCard, Inc., Class A (L)	19,100	7,764,341
Teradata Corp. (I)	34,700	2,306,856
Visa, Inc., Class A	1,600	184,320

		23,533,934
Semiconductors & Semiconductor Equipment - 3.2%
Advanced Micro Devices, Inc. (I)	558,200	3,393,856
FormFactor, Inc. (I)	22,300	133,577
GT Advanced Technologies Inc. (I)(L)	43,100	181,020
Intel Corp.	187,500	4,845,000
KLA-Tencor Corp.	84,300	3,863,469
Kulicke & Soffa Industries, Inc. (I)	195,700	2,058,764
LSI Corp. (I)	253,800	1,687,770
Photronics, Inc. (I)(L)	193,700	1,162,200
Teradyne, Inc. (I)	105,700	1,527,365

		18,853,021
Software - 3.4%
Cadence Design Systems, Inc. (I)	127,500	1,300,500
Mentor Graphics Corp. (I)	7,000	98,700
Microsoft Corp.	529,993	15,470,496
SolarWinds, Inc. (I)	32,400	1,485,864
Sourcefire, Inc. (I)	29,400	1,621,704

		19,977,264

		119,971,227
Materials - 4.9%
Chemicals - 3.6%
CF Industries Holdings, Inc.	13,600	2,325,056
H.B. Fuller Company	5,500	167,200
LyondellBasell Industries NV, Class A (L)	186,100	7,343,506
OM Group, Inc. (I)	3,000	54,630
PPG Industries, Inc.	77,100	7,975,224
The Sherwin-Williams Company	21,300	2,761,332
Valspar Corp.	4,100	197,661

		20,824,609
Construction Materials - 0.0%
Headwaters, Inc. (I)	18,200	83,902
Containers & Packaging - 0.1%
Boise, Inc.	108,300	747,270
Myers Industries, Inc.	5,500	92,510

		839,780
Paper & Forest Products - 1.2%
Domtar Corp. (L)	83,000	6,566,130
Louisiana-Pacific Corp. (I)	13,600	128,112
P.H. Glatfelter Company	6,300	95,445
Wausau Paper Corp.	14,400	132,624

		6,922,311

		28,670,602
Telecommunication Services - 3.2%
Diversified Telecommunication Services - 2.7%
American Tower Corp.	124,300	8,064,584
AT&T, Inc.	36,700	1,254,039
Cbeyond, Inc. (I)	23,200	137,344
IDT Corp., Class B	19,200	158,976
Verizon Communications, Inc.	153,800	6,404,232

		16,019,175
Wireless Telecommunication Services - 0.5%
Telephone & Data Systems, Inc.	120,259	2,387,141

17

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services (continued)
USA Mobility, Inc.	18,500	$229,770

		2,616,911

		18,636,086
Utilities - 2.7%
Electric Utilities - 0.3%
Pinnacle West Capital Corp.	27,000	1,333,260
PNM Resources, Inc.	21,800	406,570

		1,739,830
Independent Power Producers & Energy Traders - 0.4%
Calpine Corp. (I)	124,700	2,094,960
Multi-Utilities - 2.0%
Ameren Corp.	185,000	5,977,350
Consolidated Edison, Inc.	21,600	1,303,776
DTE Energy Company	76,700	4,358,862

		11,639,988

		15,474,778

TOTAL COMMON STOCKS (Cost $545,115,729)		$572,629,168

SECURITIES LENDING COLLATERAL - 10.5%
John Hancock Collateral
Investment Trust, 0.3309% (W)(Y)	6,118,186	61,225,912

TOTAL SECURITIES LENDING
COLLATERAL (Cost $61,221,599)		$61,225,912

SHORT-TERM INVESTMENTS - 1.4%
Money Market Funds - 1.4%
State Street Institutional Liquid Reserves
Fund, 0.1963% (Y)	8,379,235	8,379,235

TOTAL SHORT-TERM INVESTMENTS (Cost $8,379,235)		$8,379,235

Total Investments (All Cap Core Fund)
(Cost $614,716,563) - 110.2%		$642,234,315
Other assets and liabilities, net - (10.2%)		(59,491,776)

TOTAL NET ASSETS - 100.0%		$582,742,539

All Cap Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.6%
Consumer Discretionary - 12.8%
Automobiles - 1.6%
Ford Motor Company	1,163,775	$12,289,464
Hotels, Restaurants & Leisure - 1.5%
Darden Restaurants, Inc. (L)	171,801	8,887,266
Las Vegas Sands Corp.	42,500	1,962,650

		10,849,916
Household Durables - 0.7%
Harman International Industries, Inc.	140,900	5,526,098
Media - 5.4%
Omnicom Group, Inc.	248,400	11,843,712
The Interpublic Group of Companies, Inc.	1,236,023	12,842,279
The Walt Disney Company	203,116	9,284,432
Time Warner, Inc.	186,100	6,414,867

		40,385,290

All Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multiline Retail - 2.0%
J.C. Penney Company, Inc. (L)	137,800	$3,614,494
Macy’s, Inc.	152,900	5,817,845
Target Corp. (L)	90,000	5,211,900

		14,644,239
Specialty Retail - 1.6%
Penske Automotive Group, Inc. (L)	53,900	1,324,862
The Home Depot, Inc.	212,700	10,494,618

		11,819,480

		95,514,487
Consumer Staples - 5.9%
Beverages - 1.8%
Beam, Inc.	50,100	3,034,056
Diageo PLC, ADR	44,300	4,223,562
The Coca-Cola Company	83,933	6,272,313

		13,529,931
Food & Staples Retailing - 1.0%
CVS Caremark Corp.	163,723	7,357,712
Food Products - 3.1%
Archer-Daniels-Midland Company	399,565	12,738,132
Bunge, Ltd. (L)	176,000	10,472,000

		23,210,132

		44,097,775
Energy - 6.8%
Energy Equipment & Services - 2.3%
Gulfmark Offshore, Inc., Class A (I)	36,600	1,306,254
Halliburton Company	280,000	8,416,800
Schlumberger, Ltd.	62,000	3,921,500
Superior Energy Services, Inc. (I)	95,800	2,073,112
Tidewater, Inc.	30,339	1,367,682

		17,085,348
Oil, Gas & Consumable Fuels - 4.5%
Anadarko Petroleum Corp.	133,671	8,153,931
Apache Corp.	56,827	4,624,581
Devon Energy Corp. (L)	50,200	2,987,904
Exxon Mobil Corp.	114,959	9,039,226
Imperial Oil, Ltd.	65,532	2,631,110
Kinder Morgan, Inc.	94,000	3,213,860
Range Resources Corp. (L)	49,982	2,870,966

		33,521,578

		50,606,926
Financials - 21.0%
Capital Markets - 3.6%
Affiliated Managers Group, Inc. (I)	59,976	6,181,726
Franklin Resources, Inc.	52,100	5,563,759
Lazard, Ltd., Class A	128,300	2,958,598
Raymond James Financial, Inc.	221,739	7,579,039
State Street Corp.	109,600	4,516,616

		26,799,738
Commercial Banks - 6.4%
BB&T Corp.	211,300	6,385,486
City National Corp. (L)	62,363	3,098,194
Commerce Bancshares, Inc. (L)	50,200	1,944,748
Cullen/Frost Bankers, Inc. (L)	110,403	6,280,827
Fifth Third Bancorp	362,300	4,836,705
PNC Financial Services Group, Inc.	193,700	11,897,054
Signature Bank (I)(L)	50,300	3,088,923

18

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

All Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
U.S. Bancorp	328,700	$10,225,857

		47,757,794
Consumer Finance - 2.1%
Capital One Financial Corp.	305,000	15,667,850
Diversified Financial Services - 0.7%
JPMorgan Chase & Company	166,640	5,524,116
Insurance - 7.4%
ACE, Ltd.	136,200	9,851,346
Berkshire Hathaway, Inc., Class B (I)	205,000	16,268,800
Marsh & McLennan Companies, Inc.	287,724	9,201,414
Prudential Financial, Inc.	107,400	4,988,730
The Travelers Companies, Inc.	195,900	12,241,791
XL Group PLC	146,000	2,981,320

		55,533,401
Real Estate Management & Development - 0.8%
Jones Lang LaSalle, Inc.	76,600	5,553,500

		156,836,399
Health Care - 18.1%
Biotechnology - 2.8%
Celgene Corp. (I)	177,743	12,130,960
Onyx Pharmaceuticals, Inc. (I)	186,592	8,542,182

		20,673,142
Health Care Providers & Services - 7.3%
CIGNA Corp.	250,000	10,977,500
Community Health Systems, Inc. (I)	341,607	7,518,770
DaVita, Inc. (I)	103,805	8,434,156
Express Scripts Holding Company (I)	231,600	12,087,204
McKesson Corp.	84,113	7,341,383
UnitedHealth Group, Inc.	108,257	6,037,493
WellPoint, Inc.	35,700	2,405,823

		54,802,329
Life Sciences Tools & Services - 2.3%
Life Technologies Corp. (I)	115,377	4,720,073
Thermo Fisher Scientific, Inc.	246,160	12,426,157

		17,146,230
Pharmaceuticals - 5.7%
Eli Lilly & Company	184,900	7,571,655
Pfizer, Inc.	412,169	9,014,136
Teva Pharmaceutical Industries, Ltd., ADR (L)	318,000	12,462,420
Warner Chilcott PLC, Class A (I)	101,100	1,906,746
Watson Pharmaceuticals, Inc. (I)	164,600	11,734,334

		42,689,291

		135,310,992
Industrials - 13.6%
Aerospace & Defense - 1.9%
Rockwell Collins, Inc.	74,500	3,752,565
United Technologies Corp.	143,926	10,666,356

		14,418,921
Air Freight & Logistics - 1.1%
FedEx Corp.	95,000	8,468,300
Airlines - 0.7%
United Continental Holdings, Inc. (I)(L)	192,300	4,840,191
Construction & Engineering - 2.6%
Jacobs Engineering Group, Inc. (I)(L)	230,000	8,169,600
URS Corp.	314,300	11,368,231

		19,537,831

All Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery - 5.5%
Dover Corp.	181,900	$10,288,264
Eaton Corp.	164,300	7,009,038
Flowserve Corp.	33,900	3,484,242
Kennametal, Inc.	130,020	4,519,495
Nordson Corp.	111,636	5,984,806
Pall Corp.	77,180	4,295,839
Parker Hannifin Corp.	57,625	4,710,268
Trinity Industries, Inc.	14,791	365,338

		40,657,290
Professional Services - 1.1%
Manpower, Inc.	233,500	8,394,325
Road & Rail - 0.7%
CSX Corp.	141,575	2,957,502
Kansas City Southern	31,734	2,093,809

		5,051,311

		101,368,169
Information Technology - 12.0%
Communications Equipment - 0.6%
QUALCOMM, Inc.	79,700	4,567,607
Computers & Peripherals - 0.8%
EMC Corp. (I)	265,166	6,324,209
Electronic Equipment, Instruments & Components - 2.1%
Anixter International, Inc. (L)	177,722	10,220,792
Arrow Electronics, Inc. (I)	174,600	5,920,686

		16,141,478
Internet Software & Services - 1.7%
eBay, Inc. (I)	322,607	12,642,968
Semiconductors & Semiconductor Equipment - 5.3%
Broadcom Corp., Class A (I)	312,600	10,112,610
Intel Corp. (L)	288,000	7,441,920
Lam Research Corp. (I)(L)	186,000	6,937,800
Texas Instruments, Inc.	397,000	11,306,560
Xilinx, Inc.	113,000	3,612,610

		39,411,500
Software - 1.5%
Microsoft Corp.	378,200	11,039,658

		90,127,420
Materials - 6.4%
Chemicals - 3.3%
Air Products & Chemicals, Inc.	88,897	7,026,419
Ashland, Inc.	91,000	5,817,630
PPG Industries, Inc.	70,659	7,308,967
Sigma-Aldrich Corp. (L)	59,979	4,160,743

		24,313,759
Construction Materials - 0.4%
Eagle Materials, Inc.	89,981	2,888,390
Containers & Packaging - 0.5%
Greif, Inc., Class A	88,900	3,888,486
Metals & Mining - 1.3%
Freeport-McMoRan Copper & Gold, Inc.	97,000	3,107,880
Reliance Steel & Aluminum Company	140,000	6,609,400

		9,717,280
Paper & Forest Products - 0.9%
International Paper Company	234,400	6,844,480

		47,652,395

19

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

All Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Utilities - 2.0%
Electric Utilities - 1.1%
NextEra Energy, Inc.	125,740	$8,215,851
Multi-Utilities - 0.9%
Dominion Resources, Inc. (L)	100,000	5,206,000
PG&E Corp.	44,400	1,940,280

		7,146,280

		15,362,131

TOTAL COMMON STOCKS (Cost $706,418,761)		$736,876,694

SECURITIES LENDING COLLATERAL - 10.9%
John Hancock Collateral
Investment Trust, 0.3309% (W)(Y)	8,150,479	81,563,481

TOTAL SECURITIES LENDING
COLLATERAL (Cost $81,554,094)		$81,563,481

SHORT-TERM INVESTMENTS - 1.0%
Repurchase Agreement - 1.0%
Repurchase Agreement with State Street Corp.
dated 05/31/2012 at 0.010% to be
repurchased at $7,982,002 on 06/01/2012,
collateralized by $8,135,000 Federal Home
Loan Bank, 0.280% due 08/02/2013 (valued
at $8,142,631, including interest)	$7,982,000	$7,982,000

TOTAL SHORT-TERM INVESTMENTS (Cost $7,982,000)		$7,982,000

Total Investments (All Cap Value Fund)
(Cost $795,954,855) - 110.5%		$826,422,175
Other assets and liabilities, net - (10.5%)		(78,851,852)

TOTAL NET ASSETS - 100.0%		$747,570,323

Alpha Opportunities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 93.7%
Consumer Discretionary - 18.0%
Auto Components - 0.7%
Allison Transmission Holdings, Inc. (L)	184,540	$3,408,454
Dana Holding Corp.	60,195	801,797
Modine Manufacturing Company (I)(L)	421,557	2,731,689
Stoneridge, Inc. (I)(L)	246,180	1,735,569
The Goodyear Tire & Rubber Company (I)	118,900	1,242,505

		9,920,014
Automobiles - 0.5%
Great Wall Motor Company, Ltd., H Shares	107,000	218,688
Harley-Davidson, Inc.	89,995	4,335,959
Peugeot SA (I)	131,369	1,298,723
Renault SA	27,468	1,153,284
Tesla Motors, Inc. (I)(L)	10,560	311,520

		7,318,174
Distributors - 0.1%
LKQ Corp. (I)	29,000	1,056,760
Hotels, Restaurants & Leisure - 0.5%
Dunkin’ Brands Group, Inc.	138,430	4,494,822
Ignite Restaurant Group, Inc. (I)	47,530	849,836
Las Vegas Sands Corp.	8,400	387,912
Melco Crown Entertainment, Ltd., ADR (I)	30,100	353,675

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Sands China, Ltd.	115,200	$392,361

		6,478,606
Household Durables - 2.1%
Furniture Brands International, Inc. (I)(L)	600,023	696,027
Lennar Corp., Class A (L)	21,425	584,688
NVR, Inc. (I)	10,785	8,679,768
PDG Realty SA Empreendimentos
e Participacoes	132,412	220,594
PulteGroup, Inc. (I)(L)	1,772,305	16,588,775
Tempur-Pedic International, Inc. (I)	10,900	503,689

		27,273,541
Internet & Catalog Retail - 1.5%
Amazon.com, Inc. (I)	41,175	8,766,569
Expedia, Inc. (L)	26,200	1,202,318
priceline.com, Inc. (I)	960	600,470
Shutterfly, Inc. (I)(L)	13,955	384,739
TripAdvisor, Inc. (I)(L)	202,252	8,672,566

		19,626,662
Leisure Equipment & Products - 1.0%
Hasbro, Inc. (L)	175,875	6,229,493
Mattel, Inc.	210,028	6,538,172
Polaris Industries, Inc.	5,600	425,432

		13,193,097
Media - 3.1%
AMC Networks, Inc. (I)	82,985	3,202,391
Comcast Corp., Class A	231,138	6,682,200
Comcast Corp., Special Class A	161,030	4,624,782
DIRECTV, Class A (I)	50,141	2,228,767
Discovery Communications, Inc., Series C (I)	9,600	447,264
Omnicom Group, Inc.	179,668	8,566,570
The Walt Disney Company	210,037	9,600,791
Thomson Reuters Corp.	140,500	3,859,535
Viacom, Inc., Class B	51,362	2,451,508

		41,663,808
Multiline Retail - 1.7%
Family Dollar Stores, Inc.	103,120	6,986,380
Kohl’s Corp.	64,825	2,970,282
Maoye International Holdings, Ltd. (L)	6,193,025	1,238,336
Target Corp.	194,422	11,258,978

		22,453,976
Specialty Retail - 4.4%
Abercrombie & Fitch Company, Class A	184,730	6,195,844
Advance Auto Parts, Inc.	69,945	5,101,788
AutoZone, Inc. (I)	6,889	2,619,611
CarMax, Inc. (I)(L)	23,330	658,139
Conn’s, Inc. (I)(L)	58,980	1,031,560
Esprit Holdings, Ltd.	631,150	1,013,032
Fast Retailing Company, Ltd.	1,260	279,865
Foot Locker, Inc.	6,800	215,832
GameStop Corp., Class A (L)	56,090	1,075,806
GNC Holdings, Inc., Class A	285,421	10,997,271
Lowe’s Companies, Inc.	959,226	25,630,519
Monro Muffler Brake, Inc.	7,645	258,325
PetSmart, Inc.	14,677	945,786
Rent-A-Center, Inc.	23,130	778,787
Zhongsheng Group Holdings, Ltd. (L)	744,500	1,197,547

		57,999,712
Textiles, Apparel & Luxury Goods - 2.4%
Deckers Outdoor Corp. (I)(L)	66,690	3,712,632
Fifth & Pacific Companies, Inc. (I)(L)	269,298	3,223,497

20

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Hanesbrands, Inc. (I)	368,000	$10,252,480
Lululemon Athletica, Inc. (I)	7,300	530,272
PVH Corp.	94,180	7,628,580
Samsonite International SA	2,262,340	4,101,087
Tumi Holdings, Inc. (I)(L)	91,860	1,584,585
Under Armour, Inc., Class A (I)	5,700	574,161

		31,607,294

		238,591,644
Consumer Staples - 4.5%
Beverages - 1.8%
Companhia de Bebidas das
Americas, ADR (L)	14,100	540,735
Dr. Pepper Snapple Group, Inc. (L)	10,600	437,356
Molson Coors Brewing Company, Class B	132,205	5,083,282
PepsiCo, Inc.	262,590	17,816,732

		23,878,105
Food & Staples Retailing - 0.3%
CVS Caremark Corp.	60,160	2,703,590
Wal-Mart Stores, Inc.	6,600	434,412
Whole Foods Market, Inc.	8,400	744,324

		3,882,326
Food Products - 2.0%
Asian Bamboo AG (L)	62,018	686,313
Asian Citrus Holdings, Ltd.	4,155,457	2,075,409
China Minzhong Food Corp. Ltd. (I)(L)	1,442,125	646,508
Diamond Foods, Inc. (L)	16,820	354,902
General Mills, Inc.	130,948	5,012,689
Kraft Foods, Inc., Class A	222,705	8,522,920
Mead Johnson Nutrition Company	30,380	2,452,881
PureCircle, Ltd. (I)(L)	1,019,947	2,137,920
Unilever NV - NY Shares	134,800	4,227,328

		26,116,870
Tobacco - 0.4%
Lorillard, Inc. (L)	4,200	519,120
Philip Morris International, Inc.	59,850	5,057,924
Reynolds American, Inc. (L)	13,300	556,472

		6,133,516

		60,010,817
Energy - 7.9%
Energy Equipment & Services - 1.4%
Baker Hughes, Inc.	150,665	6,287,250
Ensco PLC	70,750	3,177,383
Halliburton Company	158,215	4,755,943
McDermott International, Inc. (I)	344,820	3,499,923
Petroleum Geo-Services ASA	63,169	742,928

		18,463,427
Oil, Gas & Consumable Fuels - 6.5%
Anadarko Petroleum Corp.	152,207	9,284,627
BG Group PLC (I)	427,452	8,227,904
Cabot Oil & Gas Corp.	193,660	6,301,696
Cameco Corp. (Toronto Stock Exchange)	67,945	1,302,506
Cheniere Energy, Inc. (I)(L)	218,750	3,071,250
Chesapeake Energy Corp. (L)	80,954	1,368,123
Chevron Corp.	69,000	6,783,390
Cobalt International Energy, Inc. (I)	533,347	12,080,310
Exxon Mobil Corp.	71,650	5,633,840
Inpex Corp.	163	937,051
JX Holdings, Inc.	321,625	1,626,919
Karoon Gas Australia, Ltd. (I)	550,620	2,590,257

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
KiOR, Inc., Class A (I)(L)	115,039	$1,041,103
Occidental Petroleum Corp.	171,831	13,621,043
Pioneer Natural Resources Company	5,400	522,180
Rosetta Resources, Inc. (I)(L)	52,740	2,040,511
Royal Dutch Shell PLC, ADR, Class B (L)	93,600	6,023,160
Tourmaline Oil Corp. (I)	50,400	1,158,929
Uranium One, Inc. (I)(L)	1,161,225	2,687,058
Vallares PLC (I)	18,152	176,749

		86,478,606

		104,942,033
Financials - 10.5%
Capital Markets - 2.0%
BlackRock, Inc.	55,165	9,422,182
Invesco, Ltd.	257,665	5,604,214
LPL Investment Holdings, Inc.	32,890	1,064,978
Matsui Securities Company, Ltd.	103,440	516,204
SEI Investments Company	366,160	6,557,926
T. Rowe Price Group, Inc.	56,220	3,237,710

		26,403,214
Commercial Banks - 3.8%
Barclays PLC	643,661	1,769,604
BNP Paribas SA (L)	32,900	1,049,430
China Construction Bank Corp., H Shares	852,000	592,557
Cullen/Frost Bankers, Inc. (L)	80,455	4,577,085
First Niagara Financial Group, Inc.	177,570	1,432,990
First Republic Bank (I)	74,820	2,349,348
Industrial & Commercial Bank of China,
H Shares	956,000	583,814
M&T Bank Corp. (L)	98,755	8,030,757
PNC Financial Services Group, Inc.	187,433	11,512,135
Wells Fargo & Company	577,963	18,523,714

		50,421,434
Consumer Finance - 0.1%
Acom Company, Ltd. (I)	28,770	555,997
Discover Financial Services	10,600	350,966

		906,963
Diversified Financial Services - 2.0%
Bank of America Corp.	920,779	6,767,726
JPMorgan Chase & Company	312,901	10,372,668
Justice Holdings, Ltd. (I)	171,163	2,611,761
NYSE Euronext	127,700	3,104,387
PHH Corp. (I)(L)	206,565	3,422,782

		26,279,324
Insurance - 2.0%
ACE, Ltd.	87,015	6,293,795
Alleghany Corp. (I)	11,350	3,734,150
Berkshire Hathaway, Inc., Class B (I)	33,530	2,660,941
Cincinnati Financial Corp.	7,400	266,992
Everest Re Group, Ltd.	3,300	336,996
Marsh & McLennan Companies, Inc.	258,500	8,266,830
The Allstate Corp.	19,200	651,648
Unum Group (L)	217,515	4,339,424
W.R. Berkley Corp.	11,800	452,176

		27,002,952
Real Estate Investment Trusts - 0.4%
CubeSmart	146,000	1,651,260
Digital Realty Trust, Inc.	8,200	580,314
Host Hotels & Resorts, Inc. (L)	153,380	2,340,579
Public Storage	10,880	1,452,154

		6,024,307

21

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Management & Development - 0.2%
BR Malls Participacoes SA	27,800	$306,002
E-House China Holdings, Ltd., ADR	78,570	428,207
Forest City Enterprises, Inc., Class A (I)	122,540	1,640,811

		2,375,020

		139,413,214
Health Care - 12.4%
Biotechnology - 1.8%
Algeta ASA (I)	26,700	639,392
Amgen, Inc.	15,600	1,084,512
Amylin Pharmaceuticals, Inc. (I)	185,490	4,917,340
Biogen Idec, Inc. (I)	42,495	5,556,221
BioMarin Pharmaceutical, Inc. (I)	18,600	662,904
Celgene Corp. (I)	6,400	436,800
Gilead Sciences, Inc. (I)	65,270	3,260,237
Regeneron Pharmaceuticals, Inc. (I)	38,447	5,215,336
Seattle Genetics, Inc. (I)(L)	85,950	1,674,306
Vertex Pharmaceuticals, Inc. (I)	3,300	198,132

		23,645,180
Health Care Equipment & Supplies - 3.6%
Edwards Lifesciences Corp. (I)	161,020	13,746,277
Gen-Probe, Inc. (I)	106,530	8,619,342
Hologic, Inc. (I)	764,610	12,814,864
Intuitive Surgical, Inc. (I)	4,417	2,310,533
Medtronic, Inc.	269,942	9,944,663
The Cooper Companies, Inc.	5,200	442,936

		47,878,615
Health Care Providers & Services - 1.0%
Cardinal Health, Inc.	161,720	6,691,974
CIGNA Corp.	139,235	6,113,809

		12,805,783
Health Care Technology - 1.5%
Allscripts Healthcare Solutions, Inc. (I)	93,600	1,012,752
CareView Communications, Inc. (I)(L)	1,940,070	3,007,109
Cerner Corp. (I)	5,300	413,188
SXC Health Solutions Corp. (I)	177,808	15,951,156

		20,384,205
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	121,570	4,943,036
Life Technologies Corp. (I)	36,920	1,510,397

		6,453,433
Pharmaceuticals - 4.0%
Elan Corp. PLC, ADR (I)(L)	306,502	4,278,768
Eli Lilly & Company	14,100	577,395
Johnson & Johnson	246,328	15,378,257
MAP Pharmaceuticals, Inc. (I)	68,980	811,895
Merck & Company, Inc.	285,921	10,744,911
Perrigo Company	9,600	997,344
Pfizer, Inc.	555,744	12,154,121
Roche Holdings AG	16,761	2,628,255
Salix Pharmaceuticals, Ltd. (I)	19,600	1,015,476
TherapeuticsMD, Inc. (I)	613,427	1,662,387
Watson Pharmaceuticals, Inc. (I)	32,150	2,291,974

		52,540,783

		163,707,999
Industrials - 14.9%
Aerospace & Defense - 4.3%
BE Aerospace, Inc. (I)	66,850	2,895,942
DigitalGlobe, Inc. (I)	217,240	3,510,598
General Dynamics Corp.	170,569	10,918,122

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
Honeywell International, Inc.	38,950	$2,167,957
Lockheed Martin Corp.	106,746	8,838,569
Northrop Grumman Corp.	151,522	8,901,918
Rolls-Royce Holdings PLC (I)	354,898	4,514,850
Safran SA (L)	120,546	4,156,593
TransDigm Group, Inc. (I)	46,668	5,740,164
Triumph Group, Inc. (L)	46,359	2,774,123
Zodiac Aerospace	22,289	2,180,061

		56,598,897
Air Freight & Logistics - 1.1%
Expeditors International of Washington, Inc.	106,050	4,056,413
United Parcel Service, Inc., Class B	134,285	10,063,318

		14,119,731
Airlines - 1.6%
AirAsia BHD	1,294,817	1,432,395
Copa Holdings SA, Class A	32,760	2,719,735
Delta Air Lines, Inc. (I)	477,950	5,783,195
United Continental Holdings, Inc. (I)(L)	194,625	4,898,711
US Airways Group, Inc. (I)(L)	511,640	6,763,881

		21,597,917
Building Products - 0.5%
Lennox International, Inc. (L)	154,560	6,629,078
Commercial Services & Supplies - 0.2%
ACCO Brands Corp. (I)	309,230	2,820,178
Construction & Engineering - 0.8%
AECOM Technology Corp. (I)	115,800	1,886,382
Jacobs Engineering Group, Inc. (I)	96,080	3,412,762
Vinci SA	151,165	6,083,082

		11,382,226
Electrical Equipment - 0.4%
AMETEK, Inc.	15,900	806,289
Polypore International, Inc. (I)(L)	111,120	4,110,329

		4,916,618
Industrial Conglomerates - 1.1%
3M Company	84,704	7,149,865
Koninklijke Philips Electronics NV -
NY Shares	64,500	1,148,100
Tyco International, Ltd.	114,850	6,105,426

		14,403,391
Machinery - 2.3%
Chart Industries, Inc. (I)(L)	28,330	1,769,492
Eaton Corp.	118,500	5,055,210
IDEX Corp.	51,580	2,049,273
Meritor, Inc. (I)	108,400	586,444
PACCAR, Inc. (L)	139,690	5,248,153
Pall Corp.	173,135	9,636,694
Stanley Black & Decker, Inc.	71,520	4,738,200
Vallourec SA (L)	14,800	557,561
Wabtec Corp.	7,200	522,792
Westport Innovations, Inc. (I)(L)	33,910	827,743

		30,991,562
Professional Services - 1.1%
IHS, Inc., Class A (I)	77,190	7,641,038
Intertek Group PLC	5,520	225,908
The Advisory Board Company (I)(L)	18,300	1,772,721
Verisk Analytics, Inc., Class A (I)	98,045	4,696,356

		14,336,023
Road & Rail - 1.0%
Canadian National Railway Company	5,200	426,088

22

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Road & Rail (continued)
Canadian Pacific Railway Ltd.	28,120	$2,066,539
Hertz Global Holdings, Inc. (I)(L)	362,060	4,927,637
J.B. Hunt Transport Services, Inc. (L)	40,020	2,286,343
Landstar System, Inc.	67,840	3,575,168

		13,281,775
Trading Companies & Distributors - 0.5%
MSC Industrial Direct Company, Inc., Class A	88,950	6,378,605

		197,456,001
Information Technology - 19.9%
Communications Equipment - 1.7%
Acme Packet, Inc. (I)(L)	124,445	2,847,302
Cisco Systems, Inc.	870,766	14,219,609
Finisar Corp. (I)(L)	105,720	1,517,082
JDS Uniphase Corp. (I)	125,890	1,277,784
QUALCOMM, Inc.	39,330	2,254,002

		22,115,779
Computers & Peripherals - 3.2%
Apple, Inc. (I)	53,431	30,868,692
EMC Corp. (I)	263,067	6,274,148
Gemalto NV	5,617	359,273
SanDisk Corp. (I)	70,870	2,317,449
Toshiba Corp.	468,240	1,752,553

		41,572,115
Electronic Equipment, Instruments & Components - 1.2%
Arrow Electronics, Inc. (I)	177,080	6,004,783
Avnet, Inc. (I)	23,595	719,412
Hon Hai Precision Industry Company, Ltd.	311,614	909,390
Jabil Circuit, Inc.	145,600	2,785,328
Trimble Navigation, Ltd. (I)	90,000	4,244,850
Universal Display Corp. (I)(L)	52,440	1,476,186

		16,139,949
Internet Software & Services - 3.5%
DealerTrack Holdings, Inc. (I)(L)	56,090	1,531,257
eBay, Inc. (I)	334,050	13,091,420
Equinix, Inc. (I)(L)	91,870	14,984,916
IAC/InterActiveCorp	132,030	5,930,788
LinkedIn Corp., Class A (I)	101,880	9,790,668
Netease.com, Inc., ADR (I)(L)	7,900	492,644
Rackspace Hosting, Inc. (I)	8,200	405,654

		46,227,347
IT Services - 2.3%
Automatic Data Processing, Inc.	84,942	4,429,725
Cognizant Technology
Solutions Corp., Class A (I)	67,050	3,905,663
Sapient Corp. (L)	204,805	2,252,855
The Western Union Company (L)	839,117	13,761,519
Vantiv, Inc. (I)	7,600	168,568
VeriFone Systems, Inc. (I)(L)	166,190	6,001,121

		30,519,451
Semiconductors & Semiconductor Equipment - 2.4%
Analog Devices, Inc.	189,200	6,881,204
ARM Holdings PLC	196,553	1,536,502
Avago Technologies, Ltd.	102,475	3,391,923
Imagination Technologies Group PLC (I)	47,322	359,865
Intel Corp.	238,800	6,170,592
RF Micro Devices, Inc. (I)(L)	357,270	1,346,908
Skyworks Solutions, Inc. (I)	343,320	9,221,575
Xilinx, Inc.	105,200	3,363,244

		32,271,813

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software - 5.6%
Activision Blizzard, Inc. (L)	633,465	$7,436,879
ANSYS, Inc. (I)(L)	34,475	2,133,141
Ariba, Inc. (I)	8,400	377,412
BroadSoft, Inc. (I)(L)	35,907	980,620
Cadence Design Systems, Inc. (I)(L)	1,009,890	10,300,878
Concur Technologies, Inc. (I)(L)	128,620	7,955,147
FactSet Research Systems, Inc. (L)	25,515	2,690,046
Microsoft Corp.	292,035	8,524,502
Oracle Corp.	520,119	13,767,550
Perfect World Company, Ltd.	37,785	385,029
Red Hat, Inc. (I)	8,400	431,592
Rovi Corp. (I)	78,240	1,911,403
Salesforce.com, Inc. (I)(L)	32,350	4,484,357
SolarWinds, Inc. (I)	3,300	151,338
Solera Holdings, Inc.	132,880	5,899,872
Splunk, Inc. (I)	46,500	1,514,040
TIBCO Software, Inc. (I)	91,850	2,456,988
TiVo, Inc. (I)	290,120	2,477,625

		73,878,419

		262,724,873
Materials - 3.9%
Chemicals - 1.9%
Celanese Corp., Series A (L)	110,630	4,404,180
Flotek Industries, Inc. (I)(L)	159,550	1,699,208
LyondellBasell Industries NV, Class A	88,700	3,500,102
Methanex Corp.	103,121	2,884,294
Mitsubishi Gas & Chemicals Company, Inc.	220,855	1,277,765
PTT Global Chemical PCL	557,545	950,709
The Dow Chemical Company (L)	150,600	4,677,636
The Sherwin-Williams Company (L)	41,090	5,326,908

		24,720,802
Containers & Packaging - 0.2%
Graphic Packaging Holding Company (I)	152,920	756,954
Silgan Holdings, Inc.	56,455	2,359,819

		3,116,773
Metals & Mining - 1.2%
AngloGold Ashanti, Ltd., ADR (L)	26,031	938,678
Barrick Gold Corp. (L)	56,810	2,218,999
China Metal Recycling Holdings, Ltd. (L)	640,065	583,226
Continental Gold Ltd. (I)	205,870	1,297,588
Detour Gold Corp. (I)	126,820	2,601,845
Fortescue Metals Group, Ltd.	298,949	1,341,904
Molycorp, Inc. (I)(L)	136,825	2,692,716
Mongolian Mining Corp. (I)	1,159,985	780,064
Suncoke Energy, Inc. (I)	235,700	3,309,228

		15,764,248
Paper & Forest Products - 0.6%
International Paper Company	84,700	2,473,240
Louisiana-Pacific Corp. (I)(L)	126,083	1,187,702
Norbord, Inc. (I)	323,295	3,734,240
Sino-Forest Corp. (I)(L)	157,965	0

		7,395,182

		50,997,005
Telecommunication Services - 0.9%
Diversified Telecommunication Services - 0.9%
American Tower Corp.	87,066	5,648,831
AT&T, Inc.	146,700	5,012,739

23

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Telecommunication Services (continued)
HUGHES Telematics, Inc (I)	271,905	$1,182,787

		11,844,357

		11,844,357
Utilities - 0.8%
Electric Utilities - 0.1%
Xcel Energy, Inc.	19,300	540,786
Gas Utilities - 0.7%
UGI Corp.	339,712	9,742,940
Multi-Utilities - 0.0%
DTE Energy Company	9,500	539,885

		10,823,611

TOTAL COMMON STOCKS (Cost $1,229,144,925)		$1,240,511,554

PREFERRED SECURITIES - 0.0%
Financials - 0.0%
Banco do Estado do Rio Grande do Sul SA	2,110	16,739
Industrials - 0.0%
Rolls-Royce Holdings PLC - C Shares	37,832,248	58,307

TOTAL PREFERRED SECURITIES (Cost $83,274)		$75,046

INVESTMENT COMPANIES - 0.4%
SPDR S&P 500 ETF Trust (L)	38,010	4,997,935

TOTAL INVESTMENT COMPANIES (Cost $5,191,368)		$4,997,935

SECURITIES LENDING COLLATERAL - 12.1%
Securities Lending Collateral - 12.1%
John Hancock Collateral
Investment Trust, 0.3309% (W)(Y)	15,932,583	159,440,547

TOTAL SECURITIES LENDING
COLLATERAL (Cost $159,451,700)		$159,440,547

SHORT-TERM INVESTMENTS - 5.5%
Repurchase Agreement - 5.5%
Deutsche Bank Tri-Party Repurchase
Agreement dated 5/31/2012 at 0.220% to be
repurchased at $72,400,442 on 06/01/2012
collateralized by $68,495,375 Government
National Mortgage Association, 3.000% -
4.500% due 10/20/2040 - 05/20/2042
(valued at $73,848,001, including interest)	$72,400,000	$72,400,000

TOTAL SHORT-TERM INVESTMENTS (Cost $72,400,000)		$72,400,000

Total Investments (Alpha Opportunities Fund)
(Cost $1,466,271,267) - 111.7%		$1,477,425,082
Other assets and liabilities, net - (11.7%)		(154,162,009)

TOTAL NET ASSETS - 100.0%		$1,323,263,073

Blue Chip Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.4%
Consumer Discretionary - 24.4%
Auto Components - 0.3%
Johnson Controls, Inc.	209,800	$6,323,372

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Automobiles - 0.4%
Harley-Davidson, Inc.	190,400	$9,173,472
Diversified Consumer Services - 0.0%
Weight Watchers International, Inc. (L)	5,500	312,070
Hotels, Restaurants & Leisure - 8.9%
Carnival Corp. (L)	480,100	15,406,409
Chipotle Mexican Grill, Inc. (I)	42,300	17,472,861
Las Vegas Sands Corp.	552,900	25,532,922
Marriott International, Inc., Class A (L)	543,385	21,034,433
McDonald’s Corp. (L)	160,000	14,294,400
Starbucks Corp.	1,011,100	55,499,279
Starwood Hotels & Resorts Worldwide, Inc.	364,100	19,242,685
Tim Hortons, Inc.	4,000	213,200
Wynn Resorts, Ltd. (L)	12,700	1,308,608
Yum! Brands, Inc.	311,300	21,903,068

		191,907,865
Internet & Catalog Retail - 7.2%
Amazon.com, Inc. (I)	390,611	83,164,988
Expedia, Inc.	4,800	220,272
Groupon, Inc. (I)(L)	100,900	1,073,576
Liberty Interactive Corp., Series A (I)	405,600	6,797,856
priceline.com, Inc. (I)	99,300	62,111,157

		153,367,849
Media - 1.7%
Discovery Communications, Inc., Series C (I)	356,400	16,604,676
Omnicom Group, Inc.	109,900	5,240,032
The Walt Disney Company	320,000	14,627,200

		36,471,908
Multiline Retail - 0.3%
Dollar General Corp. (I)	72,900	3,565,539
Dollar Tree, Inc. (I)	24,350	2,512,433

		6,077,972
Specialty Retail - 1.8%
Bed Bath & Beyond, Inc. (I)	121,100	8,749,475
Limited Brands, Inc. (L)	120,600	5,349,816
Lowe’s Companies, Inc.	78,500	2,097,520
O’Reilly Automotive, Inc. (I)	192,800	18,468,312
Ross Stores, Inc.	10,400	657,592
The Home Depot, Inc.	67,800	3,345,252
Tiffany & Company	200	11,078

		38,679,045
Textiles, Apparel & Luxury Goods - 3.8%
Coach, Inc.	214,700	14,481,515
Fossil, Inc. (I)(L)	146,600	10,725,256
NIKE, Inc., Class B	226,700	24,524,406
PVH Corp.	149,600	12,117,600
Ralph Lauren Corp.	132,500	19,716,000

		81,564,777

		523,878,330
Consumer Staples - 1.2%
Beverages - 0.3%
Monster Beverage Corp. (I)	79,000	5,735,400
The Coca-Cola Company	7,000	523,110

		6,258,510
Food & Staples Retailing - 0.9%
CVS Caremark Corp.	106,800	4,799,592
Whole Foods Market, Inc.	176,600	15,648,526

		20,448,118

24

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products - 0.0%
Green Mountain Coffee Roasters, Inc. (I)	200	$4,720

		26,711,348
Energy - 5.0%
Energy Equipment & Services - 2.5%
Cameron International Corp. (I)	252,500	11,536,725
FMC Technologies, Inc. (I)	144,900	5,830,776
Halliburton Company	16,100	483,966
Schlumberger, Ltd.	563,808	35,660,856

		53,512,323
Oil, Gas & Consumable Fuels - 2.5%
Concho Resources, Inc. (I)	121,600	10,669,184
EOG Resources, Inc.	162,400	16,126,320
EQT Corp.	109,800	5,092,524
Occidental Petroleum Corp.	80,300	6,365,381
Pioneer Natural Resources Company (L)	85,500	8,267,850
Range Resources Corp. (L)	116,900	6,714,736

		53,235,995

		106,748,318
Financials - 6.5%
Capital Markets - 3.6%
Ameriprise Financial, Inc.	118,489	5,677,993
BlackRock, Inc.	8,600	1,468,880
Franklin Resources, Inc.	317,335	33,888,205
Invesco, Ltd.	957,100	20,816,925
Morgan Stanley	25,500	340,680
Northern Trust Corp.	129,311	5,583,649
State Street Corp.	136,229	5,613,997
TD Ameritrade Holding Corp.	193,100	3,313,596
The Charles Schwab Corp.	21,814	271,802
The Goldman Sachs Group, Inc.	2,524	241,547

		77,217,274
Commercial Banks - 0.7%
U.S. Bancorp (L)	415,500	12,926,205
Wells Fargo & Company	53,600	1,717,880

		14,644,085
Consumer Finance - 1.2%
American Express Company	445,948	24,897,277
Diversified Financial Services - 0.8%
Citigroup, Inc.	26,000	689,260
IntercontinentalExchange, Inc. (I)	101,550	12,434,798
JPMorgan Chase & Company	145,400	4,820,010

		17,944,068
Insurance - 0.2%
Marsh & McLennan Companies, Inc.	127,000	4,061,460
Prudential Financial, Inc.	10,400	483,080

		4,544,540

		139,247,244
Health Care - 10.5%
Biotechnology - 4.1%
Alexion Pharmaceuticals, Inc. (I)	168,400	15,251,988
Amgen, Inc.	5,600	389,312
Biogen Idec, Inc. (I)	226,600	29,627,950
Celgene Corp. (I)	353,300	24,112,725
Gilead Sciences, Inc. (I)	288,400	14,405,580
Regeneron Pharmaceuticals, Inc. (I)	27,800	3,771,070
Vertex Pharmaceuticals, Inc. (I)	19,200	1,152,768

		88,711,393

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies - 1.2%
Baxter International, Inc.	125,900	$6,373,058
Covidien PLC	97,600	5,053,728
Edwards Lifesciences Corp. (I)	48,300	4,123,371
Intuitive Surgical, Inc. (I)	250	130,775
Stryker Corp.	181,721	9,349,545

		25,030,477
Health Care Providers & Services - 3.9%
Cardinal Health, Inc.	337,700	13,974,026
Express Scripts Holding Company (I)	517,100	26,987,449
Henry Schein, Inc. (I)	2,900	215,499
McKesson Corp.	377,300	32,930,744
UnitedHealth Group, Inc.	196,900	10,981,113

		85,088,831
Health Care Technology - 0.0%
Cerner Corp. (I)	400	31,184
Life Sciences Tools & Services - 0.5%
Thermo Fisher Scientific, Inc.	198,200	10,005,136
Pharmaceuticals - 0.8%
Allergan, Inc.	171,200	15,450,800
Perrigo Company	23,400	2,431,026

		17,881,826

		226,748,847
Industrials - 13.6%
Aerospace & Defense - 3.7%
Honeywell International, Inc.	299,700	16,681,302
Precision Castparts Corp.	203,400	33,807,114
The Boeing Company	236,300	16,448,843
United Technologies Corp.	164,900	12,220,739

		79,157,998
Air Freight & Logistics - 1.8%
C.H. Robinson Worldwide, Inc. (L)	3,300	192,258
Expeditors International of Washington, Inc. (L)	98,500	3,767,625
FedEx Corp.	383,700	34,203,018

		38,162,901
Electrical Equipment - 0.3%
Roper Industries, Inc.	59,900	6,063,078
Industrial Conglomerates - 3.4%
3M Company	31,300	2,642,033
Danaher Corp.	1,324,974	68,858,899
General Electric Company	90,800	1,733,372

		73,234,304
Machinery - 0.4%
Caterpillar, Inc.	24,200	2,120,404
Cummins, Inc.	30,500	2,956,975
Deere & Company	5,500	406,285
Stanley Black & Decker, Inc.	39,900	2,643,375

		8,127,039
Professional Services - 0.1%
IHS, Inc., Class A (I)(L)	29,100	2,880,609
Road & Rail - 2.2%
J.B. Hunt Transport Services, Inc. (L)	71,000	4,056,230
Kansas City Southern	100,900	6,657,382
Union Pacific Corp.	339,000	37,764,600

		48,478,212
Trading Companies & Distributors - 1.7%
Fastenal Company (L)	507,800	22,459,994

25

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors (continued)
W.W. Grainger, Inc. (L)	67,700	$13,110,105

		35,570,099

		291,674,240
Information Technology - 31.9%
Communications Equipment - 2.7%
Juniper Networks, Inc. (I)(L)	618,179	10,632,679
QUALCOMM, Inc.	814,423	46,674,582

		57,307,261
Computers & Peripherals - 11.6%
Apple, Inc. (I)	389,400	224,968,062
EMC Corp. (I)	1,049,600	25,032,960

		250,001,022
Internet Software & Services - 9.7%
Baidu, Inc., ADR (I)	363,900	42,856,503
eBay, Inc. (I)	742,862	29,112,762
Facebook, Inc., Class A (I)	133,659	3,575,908
Facebook, Inc., Class A (I)(L)	40,500	1,200,015
Facebook, Inc., Class B (I)	392,206	10,493,064
Google, Inc., Class A (I)	161,484	93,799,596
LinkedIn Corp., Class A (I)	81,400	7,822,540
Tencent Holdings, Ltd.	769,500	21,104,744

		209,965,132
IT Services - 4.5%
Accenture PLC, Class A	90,400	5,161,840
Fiserv, Inc. (I)	25,900	1,746,437
International Business Machines Corp.	2,000	385,800
MasterCard, Inc., Class A	147,860	60,106,568
Visa, Inc., Class A (L)	248,300	28,604,160

		96,004,805
Semiconductors & Semiconductor Equipment - 1.9%
Altera Corp.	105,800	3,534,778
Broadcom Corp., Class A (I)	808,000	26,138,800
Xilinx, Inc.	355,975	11,380,521

		41,054,099
Software - 1.5%
Autodesk, Inc. (I)	307,000	9,830,140
Intuit, Inc.	103,400	5,814,182
Microsoft Corp.	27,266	795,895
Red Hat, Inc. (I)	46,200	2,373,756
Salesforce.com, Inc. (I)(L)	102,600	14,222,412

		33,036,385

		687,368,704
Materials - 4.2%
Chemicals - 4.2%
Air Products & Chemicals, Inc.	11,200	885,248
Ecolab, Inc.	143,600	9,076,956
Monsanto Company	214,704	16,575,149
Praxair, Inc.	417,300	44,333,952
The Sherwin-Williams Company (L)	155,200	20,120,128

		90,991,433

		90,991,433
Telecommunication Services - 2.1%
Diversified Telecommunication Services - 2.1%
American Tower Corp.	698,862	45,342,167

TOTAL COMMON STOCKS (Cost $1,373,555,297)		$2,138,710,631

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

SECURITIES LENDING COLLATERAL - 5.3%
Securities Lending Collateral - 5.3%
John Hancock Collateral
Investment Trust, 0.3309% (W)(Y)	11,306,029	113,141,696

TOTAL SECURITIES LENDING
COLLATERAL (Cost $113,123,417)		$113,141,696

SHORT-TERM INVESTMENTS - 0.8%
Money Market Funds - 0.8%
State Street Institutional U.S. Government
Money Market Fund, 0.0164% (Y)	500,000	500,000
T. Rowe Price Prime Reserve Investment
Fund, 0.1100% (Y)	17,362,646	17,362,646

		17,862,646

TOTAL SHORT-TERM INVESTMENTS (Cost $17,862,646)		$17,862,646

Total Investments (Blue Chip Growth Fund)
(Cost $1,504,541,360) - 105.5%		$2,269,714,973
Other assets and liabilities, net - (5.5%)		(117,857,759)

TOTAL NET ASSETS - 100.0%		$2,151,857,214

Capital Appreciation Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.3%
Consumer Discretionary - 24.4%
Auto Components - 0.9%
BorgWarner, Inc. (I)(L)	204,458	$14,669,862
Automobiles - 1.9%
BMW AG (L)	151,481	11,475,843
Harley-Davidson, Inc.	446,134	21,494,736

		32,970,579
Hotels, Restaurants & Leisure - 6.0%
Chipotle Mexican Grill, Inc. (I)	67,204	27,759,956
Dunkin’ Brands Group, Inc. (L)	490,708	15,933,289
Panera Bread Company, Class A (I)	8,562	1,258,186
Starbucks Corp.	776,269	42,609,405
Yum! Brands, Inc.	251,664	17,707,079

		105,267,915
Internet & Catalog Retail - 4.5%
Amazon.com, Inc. (I)	250,866	53,411,880
priceline.com, Inc. (I)	38,744	24,233,985

		77,645,865
Media - 1.4%
The Walt Disney Company	544,882	24,906,556
Specialty Retail - 2.6%
Inditex SA	299,783	24,851,391
Tiffany & Company (L)	125,106	6,929,621
TJX Companies, Inc.	325,126	13,804,850

		45,585,862
Textiles, Apparel & Luxury Goods - 7.1%
Burberry Group PLC	787,386	16,609,612
Coach, Inc.	306,105	20,646,782
Lululemon Athletica, Inc. (I)	350,720	25,476,301
NIKE, Inc., Class B	326,958	35,370,316

26

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Ralph Lauren Corp.	169,678	$25,248,086

		123,351,097

		424,397,736
Consumer Staples - 5.9%
Food & Staples Retailing - 3.3%
Costco Wholesale Corp.	331,667	28,652,712
Whole Foods Market, Inc.	332,968	29,504,294

		58,157,006
Food Products - 1.2%
Mead Johnson Nutrition Company	251,455	20,302,477
Personal Products - 1.4%
The Estee Lauder Companies, Inc., Class A	453,535	24,558,920

		103,018,403
Energy - 5.5%
Energy Equipment & Services - 1.9%
National Oilwell Varco, Inc.	270,703	18,069,425
Schlumberger, Ltd.	243,639	15,410,167

		33,479,592
Oil, Gas & Consumable Fuels - 3.6%
Anadarko Petroleum Corp.	256,967	15,674,987
Concho Resources, Inc. (I)	181,004	15,881,291
EOG Resources, Inc.	145,131	14,411,508
Occidental Petroleum Corp.	198,753	15,755,150

		61,722,936

		95,202,528
Financials - 3.8%
Capital Markets - 1.9%
The Goldman Sachs Group, Inc. (L)	356,026	34,071,688
Consumer Finance - 1.3%
American Express Company	392,601	21,918,914
Diversified Financial Services - 0.6%
JPMorgan Chase & Company	311,633	10,330,634

		66,321,236
Health Care - 15.4%
Biotechnology - 4.3%
Alexion Pharmaceuticals, Inc. (I)	252,256	22,846,826
Biogen Idec, Inc. (I)	52,363	6,846,462
Celgene Corp. (I)	256,541	17,508,923
Vertex Pharmaceuticals, Inc. (I)	462,646	27,777,266

		74,979,477
Health Care Providers & Services - 3.0%
Express Scripts Holding Company (I)(L)	495,542	25,862,337
UnitedHealth Group, Inc.	489,970	27,325,627

		53,187,964
Life Sciences Tools & Services - 1.9%
Agilent Technologies, Inc.	565,082	22,976,234
Illumina, Inc. (I)(L)	230,476	9,924,297

		32,900,531
Pharmaceuticals - 6.2%
Allergan, Inc. (L)	328,689	29,664,182
Bristol-Myers Squibb Company	553,951	18,468,726
Novo Nordisk A/S, ADR (L)	248,197	33,206,277
Shire PLC, ADR	308,293	26,023,012

		107,362,197

		268,430,169

Capital Appreciation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrials - 7.1%
Aerospace & Defense - 5.3%
Precision Castparts Corp. (L)	242,631	$40,327,699
The Boeing Company	414,938	28,883,834
United Technologies Corp.	314,955	23,341,315

		92,552,848
Electrical Equipment - 0.4%
Roper Industries, Inc. (L)	60,461	6,119,862
Road & Rail - 1.4%
Union Pacific Corp.	219,427	24,444,168

		123,116,878
Information Technology - 32.6%
Communications Equipment - 1.4%
QUALCOMM, Inc.	410,981	23,553,321
Computers & Peripherals - 10.0%
Apple, Inc. (I)	208,458	120,432,440
EMC Corp. (I)	1,656,685	39,511,937
NetApp, Inc. (I)	488,461	14,536,599

		174,480,976
Internet Software & Services - 7.5%
Baidu, Inc., ADR (I)	236,204	27,817,745
Facebook, Inc., Class A (I)(L)	385,519	11,422,928
Google, Inc., Class A (I)	66,872	38,843,270
LinkedIn Corp., Class A (I)	240,774	23,138,381
Rackspace Hosting, Inc. (I)	194,408	9,617,364
Tencent Holdings, Ltd.	666,992	18,293,302
Youku.com, Inc., ADR (I)(L)	96,906	2,306,363

		131,439,353
IT Services - 6.4%
International Business Machines Corp. (L)	174,854	33,729,337
MasterCard, Inc., Class A (L)	124,072	50,436,509
Visa, Inc., Class A	231,184	26,632,397

		110,798,243
Semiconductors & Semiconductor Equipment - 1.9%
Altera Corp.	362,739	12,119,110
ARM Holdings PLC, ADR (L)	356,352	8,370,709
Avago Technologies, Ltd. (L)	385,420	12,757,402

		33,247,221
Software - 5.4%
Intuit, Inc. (L)	195,681	11,003,143
Red Hat, Inc. (I)	477,670	24,542,685
Salesforce.com, Inc. (I)(L)	216,704	30,039,508
VMware, Inc., Class A (I)	315,141	29,311,267

		94,896,603

		568,415,717
Materials - 1.5%
Chemicals - 1.5%
Monsanto Company	348,840	26,930,448
Telecommunication Services - 2.1%
Diversified Telecommunication Services - 1.5%
American Tower Corp.	412,000	26,730,560
Wireless Telecommunication Services - 0.6%
Crown Castle International Corp. (I)(L)	173,544	9,475,502

		36,206,062

TOTAL COMMON STOCKS (Cost $1,225,675,772)		$1,712,039,177

27

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Fund (continued)
	Shares or
	Principal
	Amount	Value

SECURITIES LENDING COLLATERAL - 6.7%
John Hancock Collateral
Investment Trust, 0.3309% (W)(Y)	11,742,148	117,506,019

TOTAL SECURITIES LENDING
COLLATERAL (Cost $117,472,809)		$117,506,019

SHORT-TERM INVESTMENTS - 1.7%
Money Market Funds - 1.7%
State Street Institutional Treasury Money
Market Fund, 0.0000% (Y)	29,175,806	29,175,806

TOTAL SHORT-TERM INVESTMENTS (Cost $29,175,806)		$29,175,806

Total Investments (Capital Appreciation Fund)
(Cost $1,372,324,387) - 106.7%		$1,858,721,002
Other assets and liabilities, net - (6.7%)		(116,296,535)

TOTAL NET ASSETS - 100.0%		$1,742,424,467

Capital Appreciation Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 61.9%
Consumer Discretionary - 7.4%
Auto Components - 1.7%
Delphi Automotive PLC (I)	389,200	$11,298,467
TRW Automotive Holdings Corp. (I)	364,600	14,062,622

		25,361,089
Automobiles - 0.8%
General Motors Company (I)	523,200	11,615,040
Leisure Equipment & Products - 0.6%
Hasbro, Inc. (L)	243,500	8,624,770
Media - 2.6%
The McGraw-Hill Companies, Inc.	205,000	8,892,900
The Walt Disney Company (L)	671,000	30,671,410

		39,564,310
Multiline Retail - 1.5%
Dollar General Corp. (I)(L)	223,000	10,906,930
Kohl’s Corp.	242,800	11,125,096

		22,032,026
Specialty Retail - 0.2%
Lowe’s Companies, Inc.	98,700	2,637,264

		109,834,499
Consumer Staples - 8.1%
Beverages - 2.1%
Coca-Cola Enterprises, Inc.	136,700	3,740,112
PepsiCo, Inc. (L)	397,700	26,983,945

		30,724,057
Food Products - 3.1%
General Mills, Inc.	781,800	29,927,304
Kellogg Company	319,400	15,580,332

		45,507,636
Household Products - 2.0%
The Procter & Gamble Company	488,000	30,397,520
Personal Products - 0.0%
Avon Products, Inc.	10,000	165,500

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Tobacco - 0.9%
Philip Morris International, Inc.	163,800	$13,842,738

		120,637,451
Energy - 3.4%
Energy Equipment & Services - 0.7%
Schlumberger, Ltd.	55,800	3,529,350
Weatherford International, Ltd. (I)	539,800	6,482,998

		10,012,348
Oil, Gas & Consumable Fuels - 2.7%
Apache Corp.	61,200	4,980,456
EOG Resources, Inc.	27,200	2,700,960
Exxon Mobil Corp.	60,400	4,749,252
Nexen, Inc.	308,400	4,820,292
Spectra Energy Corp.	237,800	6,827,238
The Williams Companies, Inc.	453,100	13,833,143
WPX Energy, Inc. (I)	189,533	2,780,449

		40,691,790

		50,704,138
Financials - 7.1%
Capital Markets - 4.2%
BlackRock, Inc.	98,600	16,840,880
Invesco, Ltd.	1,046,800	22,767,900
Northern Trust Corp.	196,900	8,502,142
TD Ameritrade Holding Corp. (L)	871,200	14,949,792

		63,060,714
Commercial Banks - 1.1%
U.S. Bancorp	500,100	15,558,111
Diversified Financial Services - 1.5%
JPMorgan Chase & Company	659,300	21,855,795
Insurance - 0.3%
XL Group PLC	244,700	4,996,774

		105,471,394
Health Care - 10.8%
Health Care Equipment & Supplies - 0.2%
Covidien PLC	58,300	3,018,774
Health Care Providers & Services - 3.7%
AmerisourceBergen Corp.	272,000	10,061,280
Express Scripts Holding Company (I)	68,000	3,548,920
Henry Schein, Inc. (I)	1,600	118,896
Laboratory Corp. of
America Holdings (I)(L)	158,600	13,208,208
McKesson Corp.	63,200	5,516,096
Quest Diagnostics, Inc. (L)	332,100	18,896,490
WellPoint, Inc.	56,800	3,827,752

		55,177,642
Life Sciences Tools & Services - 3.6%
Thermo Fisher Scientific, Inc.	1,053,700	53,190,776
Pharmaceuticals - 3.3%
Pfizer, Inc.	2,281,500	49,896,405

		161,283,597
Industrials - 9.6%
Aerospace & Defense - 2.5%
United Technologies Corp.	512,700	37,996,197
Electrical Equipment - 2.1%
Cooper Industries PLC	435,700	30,716,850
Industrial Conglomerates - 3.0%
Danaher Corp.	853,500	44,356,395

28

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery - 1.0%
Actuant Corp., Class A	12,035	$314,956
Ingersoll-Rand PLC	173,700	7,175,547
Pall Corp.	124,000	6,901,840

		14,392,343
Road & Rail - 1.0%
CSX Corp.	715,100	14,938,439
Union Pacific Corp.	4,800	534,720

		15,473,159

		142,934,944
Information Technology - 9.3%
Communications Equipment - 0.2%
Cisco Systems, Inc.	230,000	3,755,900
Computers & Peripherals - 2.3%
Apple, Inc. (I)	55,000	31,775,150
Dell, Inc. (I)	227,700	2,807,541

		34,582,691
Electronic Equipment, Instruments & Components - 1.5%
TE Connectivity, Ltd.	699,700	21,984,574
Internet Software & Services - 1.1%
Google, Inc., Class A (I)	28,600	16,612,596
IT Services - 2.4%
Accenture PLC, Class A	61,900	3,534,490
Amdocs, Ltd. (I)	334,400	9,614,000
Fiserv, Inc. (I)	302,000	20,363,860
International Business Machines Corp.	11,700	2,256,930

		35,769,280
Semiconductors & Semiconductor Equipment - 0.7%
Texas Instruments, Inc. (L)	348,800	9,933,824
Software - 1.1%
Microsoft Corp.	127,300	3,715,887
Oracle Corp.	463,800	12,276,786

		15,992,673

		138,631,538
Materials - 2.1%
Chemicals - 0.5%
Potash Corp. of Saskatchewan, Inc.	183,800	7,265,614
Containers & Packaging - 1.6%
Ball Corp.	128,600	5,140,142
Crown Holdings, Inc. (I)	558,600	19,042,674

		24,182,816

		31,448,430
Telecommunication Services - 2.0%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	867,400	29,639,058
Utilities - 2.1%
Electric Utilities - 1.6%
American Electric Power Company, Inc.	97,800	3,766,278
Edison International	433,300	19,481,168

		23,247,446
Multi-Utilities - 0.5%
MDU Resources Group, Inc.	213,300	4,792,851
PG&E Corp.	76,900	3,360,530

		8,153,381

		31,400,827

TOTAL COMMON STOCKS (Cost $852,810,302)		$921,985,876

Capital Appreciation Value Fund (continued)
		Shares or
		Principal
		Amount	Value

PREFERRED SECURITIES - 1.9%
Consumer Discretionary - 0.7%
General Motors Company,
Series B, 4.750%		132,600	4,869,072
Newell Financial Trust I, 5.250%		106,300	4,879,170

			9,748,242
Financials - 0.7%
AMG Capital Trust I, 5.100%		129,500	6,313,125
U.S. Bancorp (6.000% to 04/15/2017, then
3 month LIBOR + 4.861%), 6.000%		75,000	1,945,500
U.S. Bancorp (6.500% to 01/15/2022, then
3 month LIBOR + 4.468%), 6.500%		60,000	1,604,400

			9,863,025
Utilities - 0.5%
PPL Corp., 8.750%		124,850	6,542,140
SCE Trust I, 5.625%		60,000	1,455,000

			7,997,140

TOTAL PREFERRED SECURITIES (Cost $28,308,742)			$27,608,407

CORPORATE BONDS - 7.1%
Consumer Discretionary - 1.6%
CCH II LLC 13.500%, 11/30/2016		$171,922	$192,553
CCO Holdings LLC 7.250%, 10/30/2017		710,000	761,475
Ford Motor Credit Company LLC
2.750%, 05/15/2015		2,300,000	2,338,629
3.875%, 01/15/2015		3,260,000	3,396,079
4.250%, 02/03/2017		1,110,000	1,183,653
5.000%, 05/15/2018		1,490,000	1,628,485
5.875%, 08/02/2021		5,000,000	5,683,755
6.625%, 08/15/2017		1,225,000	1,422,906
Lamar Media Corp. 9.750%, 04/01/2014		840,000	942,900
Mattel, Inc. 2.500%, 11/01/2016		170,000	176,247
MGM Resorts International
9.000%, 03/15/2020		1,210,000	1,324,950
13.000%, 11/15/2013		480,000	549,600
Time Warner, Inc. 5.875%, 11/15/2016		205,000	241,178
Turner Broadcasting System, Inc.
8.375%, 07/01/2013		3,250,000	3,489,041
Unitymedia Hessen GmbH & Company
KG 7.500%, 03/15/2019 (S)	EUR	720,000	905,860
Univision Communications, Inc.
7.875%, 11/01/2020 (S)		$60,000	61,350

			24,298,661
Consumer Staples - 0.2%
Pernod-Ricard SA
4.250%, 07/15/2022 (S)		1,870,000	1,905,375
5.750%, 04/07/2021 (S)		240,000	271,188
Rite Aid Corp. 10.375%, 07/15/2016		250,000	263,438

			2,440,001
Energy - 1.5%
CONSOL Energy, Inc.
8.000%, 04/01/2017		2,670,000	2,676,675
8.250%, 04/01/2020		760,000	760,000
Denbury Resources, Inc.
8.250%, 02/15/2020		750,000	810,000
Energy Transfer Equity LP
7.500%, 10/15/2020		440,000	475,200
EQT Corp.
4.875%, 11/15/2021		8,885,000	9,173,363
6.500%, 04/01/2018		1,165,000	1,346,784
Everest Acquisition LLC
6.875%, 05/01/2019 (S)		775,000	794,375

29

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Laredo Petroleum, Inc.
7.375%, 05/01/2022 (S)	$400,000	$409,000
Noble Energy, Inc. 4.150%, 12/15/2021	1,120,000	1,177,275
Peabody Energy Corp.
6.000%, 11/15/2018 (S)	1,775,000	1,770,563
6.500%, 09/15/2020	180,000	181,350
7.375%, 11/01/2016	180,000	199,350
Plains Exploration & Production Company
6.750%, 02/01/2022	1,600,000	1,584,000
QEP Resources, Inc. 6.875%, 03/01/2021	100,000	108,250
Range Resources Corp.
5.750%, 06/01/2021	325,000	334,750
Whiting Petroleum Corp.
6.500%, 10/01/2018	325,000	339,625

		22,140,560
Financials - 1.1%
Boston Properties LP 3.700%, 11/15/2018	920,000	961,205
CIT Group, Inc. 5.250%, 04/01/2014 (S)	400,000	407,000
CNH Capital, Inc. 6.250%, 11/01/2016 (S)	525,000	547,313
Host Hotels & Resorts LP
5.875%, 06/15/2019	1,325,000	1,417,750
International Lease Finance Corp.
6.500%, 09/01/2014 (S)	3,825,000	4,006,688
6.750%, 09/01/2016 (S)	2,919,000	3,130,628
7.125%, 09/01/2018 (S)	1,790,000	1,969,000
Legg Mason, Inc. 5.500%, 05/21/2019 (S)	2,460,000	2,499,569
Regions Bank 7.500%, 05/15/2018	75,000	84,000
Synovus Financial Corp.
5.125%, 06/15/2017	85,000	77,988
UDR, Inc. 4.625%, 01/10/2022	1,870,000	1,994,983

		17,096,124
Health Care - 0.1%
Fresenius Medical Care US Finance II, Inc.
5.625%, 07/31/2019 (S)	625,000	620,313
5.875%, 01/31/2022 (S)	350,000	348,250

		968,563
Industrials - 0.7%
American Airlines Pass
Through Trust 2009-1A
10.375%, 07/02/2019	71,853	77,960
Continental Airlines 2009-1 Pass
Through Trust 9.000%, 07/08/2016	1,592,551	1,823,471
Continental Airlines 2009-2 Class A Pass
Through Trust 7.250%, 11/10/2019	360,698	405,786
Continental Airlines 2012-1 Class A Pass
Through Trust 4.150%, 04/11/2024	1,805,000	1,782,438
Continental Airlines 2012-1 Class B Pass
Through Trust 6.250%, 04/11/2020	435,000	441,525
Continental Airlines, Inc.
6.750%, 09/15/2015 (S)	170,000	171,275
Delta Air Lines 2011-1 Class A Pass
Through Trust 5.300%, 04/15/2019	144,292	152,949
Schaeffler Finance BV
7.750%, 02/15/2017 (S)	1,000,000	1,033,750
8.500%, 02/15/2019 (S)	1,200,000	1,261,500
U.S. Airways 2010-1 Class A Pass
Through Trust 6.250%, 04/22/2023	93,544	97,988
United Technologies Corp.
0.967%, 06/01/2015	2,140,000	2,156,666
Verisk Analytics, Inc. 4.875%, 01/15/2019	1,060,000	1,159,699

		10,565,007

Capital Appreciation Value Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Information Technology - 0.0%
First Data Corp. 7.375%, 06/15/2019 (S)		$375,000	$375,000
Materials - 0.1%
Ecolab, Inc. 4.350%, 12/08/2021		1,120,000	1,224,871
Telecommunication Services - 1.2%
CC Holdings GS V LLC
7.750%, 05/01/2017 (S)		50,000	53,750
Cricket Communications, Inc.
7.750%, 10/15/2020		1,230,000	1,125,450
Crown Castle International Corp.
7.125%, 11/01/2019		1,120,000	1,206,800
Matterhorn Mobile SA
6.750%, 05/15/2019 (S)	CHF	1,400,000	1,470,119
Nextel Communications, Inc.
5.950%, 03/15/2014		$300,000	298,500
Sprint Nextel Corp.
9.000%, 11/15/2018 (S)		4,980,000	5,390,850
11.500%, 11/15/2021 (S)		330,000	348,150
Unitymedia Hessen GmbH &
Company KG
7.500%, 03/15/2019 (S)		150,000	158,352
8.125%, 12/01/2017 (S)	EUR	1,430,000	1,856,606
UPCB Finance III, Ltd.
6.625%, 07/01/2020 (S)		$1,490,000	1,467,650
UPCB Finance V, Ltd.
7.250%, 11/15/2021 (S)		2,150,000	2,171,500
UPCB Finance VI, Ltd.
6.875%, 01/15/2022 (S)		1,750,000	1,719,375

			17,267,102
Utilities - 0.6%
AmeriGas Finance LLC
6.750%, 05/20/2020		650,000	640,250
7.000%, 05/20/2022		2,675,000	2,621,500
Calpine Construction Finance Company LP
8.000%, 06/01/2016 (S)		670,000	718,575
CMS Energy Corp.
6.550%, 07/17/2017		745,000	844,524
8.750%, 06/15/2019		345,000	426,169
Entergy Corp. 4.700%, 01/15/2017		750,000	787,600
EQT Corp. 8.125%, 06/01/2019		1,061,000	1,270,453
Nisource Finance Corp.
4.450%, 12/01/2021		665,000	702,684
Tucson Electric Power Company
5.150%, 11/15/2021		990,000	1,101,853

			9,113,608

TOTAL CORPORATE BONDS (Cost $102,932,728)			$105,489,497

CONVERTIBLE BONDS - 0.9%
Energy - 0.4%
Oil States International, Inc.
2.375%, 07/01/2025		1,902,000	3,987,068
Peabody Energy Corp. 4.750%, 12/15/2041		2,662,000	2,305,958

			6,293,026
Industrials - 0.2%
Continental Airlines, Inc.
4.500%, 01/15/2015		2,243,000	3,336,463
Information Technology - 0.3%
Xilinx, Inc. 3.125%, 03/15/2037		3,534,000	4,055,265
Telecommunication Services - 0.0%
SBA Communications Corp.
1.875%, 05/01/2013		213,000	270,244

TOTAL CONVERTIBLE BONDS (Cost $13,547,860)			$13,954,998

30

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) - 11.6%
Consumer Discretionary - 4.4%
Alpha D2, Ltd.
5.750%, 04/28/2017	$3,000,000	$2,984,463
Cedar Fair LP
4.000%, 12/15/2017	1,222,214	1,216,857
Charter Communications Operating LLC
3.720%, 09/06/2016	612,555	603,367
DineEquity, Inc.
4.250%, 10/19/2017	13,527,152	13,422,885
Dollar General Corp.
2.989%, 07/06/2017	2,800,000	2,798,572
Federal-Mogul Corp.
2.178%, 12/29/2014	11,072,339	10,477,200
2.178%, 12/28/2015	5,649,152	5,345,510
Fleetpride Corp.
6.750%, 12/06/2017	1,250,000	1,256,250
Interactive Data Corp.
4.500%, 02/12/2018	829,514	817,071
Univision Communications, Inc.
4.489%, 03/31/2017	28,809,399	26,407,415

		65,329,590
Consumer Staples - 1.9%
Dunkin’ Brands, Inc.
4.000%, 11/23/2017	24,924,685	24,635,210
Pinnacle Foods Finance LLC
4.750%, 10/17/2018	500,000	496,719
Reynolds Group Holdings, Inc.
6.500%, 02/09/2018	979,322	979,730
6.500%, 08/09/2018	984,295	984,705
Rite Aid Corp.
4.500%, 03/02/2018	500,000	494,750

		27,591,114
Energy - 0.0%
El Paso Corp.
- 04/24/2018 (T)	550,000	549,656
Financials - 0.7%
Fifth Third Processing
3.750%, 02/27/2019	1,625,000	1,614,844
Nuveen Investments, Inc.
8.250%, 02/28/2019	1,150,000	1,157,906
WorldPay US, Inc.
5.250%, 11/30/2017	7,500,000	7,470,000

		10,242,750
Health Care - 0.1%
HCA, Inc.
1.489%, 11/19/2012	2,201,379	2,192,666
Industrials - 0.7%
Colfax Corp.
4.500%, 01/11/2019	4,189,500	4,176,890
Delos Aircraft, Inc.
4.750%, 04/12/2016	250,000	248,750
Flying Fortress, Inc.
5.000%, 06/30/2017	2,000,000	1,990,000
Fram Group Holdings, Inc.
6.500%, 07/28/2017	670,500	648,709
Schaeffler AG
6.000%, 01/27/2017	3,725,000	3,708,703

		10,773,052
Information Technology - 1.2%
First Data Corp.
5.239%, 03/24/2017	18,846,915	17,826,034

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Telecommunication Services - 2.6%
Crown Castle Operating Company
4.000%, 01/31/2019	$7,036,438	$6,936,168
Intelsat Jackson Holdings SA
5.250%, 04/02/2018	27,366,925	27,093,256
SBA Senior Finance
3.750%, 06/29/2018	198,500	196,515
Telesat Holdings, Inc.
4.250%, 03/26/2019	3,825,000	3,777,188

		38,003,127

TOTAL TERM LOANS (Cost $171,841,310)		$172,507,989

SECURITIES LENDING COLLATERAL - 1.3%
John Hancock Collateral
Investment Trust, 0.3309% (W)(Y)	1,962,440	19,638,530

TOTAL SECURITIES LENDING
COLLATERAL (Cost $19,634,985)		$19,638,530

SHORT-TERM INVESTMENTS - 18.3%
Money Market Funds - 18.3%
State Street Institutional U.S. Government
Money Market Fund, 0.0317% (Y)	9,249,328	9,249,328
T. Rowe Price Reserve Investment
Fund, 0.1100% (Y)	264,105,815	264,105,815

		273,355,143

TOTAL SHORT-TERM INVESTMENTS (Cost $273,355,143)		$273,355,143

Total Investments (Capital Appreciation Value Fund)
(Cost $1,462,431,070) - 103.0%		$1,534,540,440
Other assets and liabilities, net - (3.0%)		(44,230,389)

TOTAL NET ASSETS - 100.0%		$1,490,310,051

Core Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 58.7%
U.S. Government - 26.4%
U.S. Treasury Bonds
3.000%, 05/15/2042	$644,000	690,288
3.125%, 11/15/2041 to 02/15/2042	5,633,000	6,184,824
4.250%, 11/15/2040	424,000	566,504
4.375%, 05/15/2041	7,812,000	10,653,615
4.500%, 02/15/2036	4,439,000	6,079,348
U.S. Treasury Notes
0.250%, 05/31/2014 to 05/15/2015	27,911,000	27,844,359
0.375%, 04/15/2015	34,088,000	34,117,282
0.625%, 05/31/2017	6,545,000	6,532,728
0.875%, 04/30/2017	18,223,000	18,423,745
1.125%, 05/31/2019	1,022,000	1,029,186
1.250%, 04/30/2019	487,000	495,104
1.500%, 06/30/2016	1,585,000	1,646,171
1.750%, 07/31/2015 to 05/15/2022	12,679,000	13,000,288
2.000%, 11/15/2021 to 02/15/2022	10,498,000	10,942,348
2.125%, 11/30/2014	5,376,000	5,615,818
2.375%, 02/28/2015	8,929,000	9,420,095
2.625%, 08/15/2020	11,184,000	12,388,897
3.000%, 09/30/2016	13,963,000	15,399,667

		181,030,267

31

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency - 32.3%
Federal Home Loan Mortgage Corp.
3.000%, TBA	$4,700,000	$4,893,167
3.500%, 01/01/2032 to 05/01/2032	2,764,479	2,918,405
4.000%, TBA	1,100,000	1,167,725
4.000%, 11/01/2031 to 06/15/2042	12,723,774	13,626,572
4.500%, 12/01/2040 to 07/15/2042	32,922,937	36,080,847
5.000%, 09/01/2033 to 08/01/2041	14,123,439	15,609,192
5.500%, 07/01/2038 to 10/01/2039	2,771,877	3,055,666
5.566%, 08/01/2039 (P)	22,834	24,677
5.608%, 10/01/2038 (P)	144,141	156,956
5.661%, 11/01/2039 (P)	4,633,000	4,979,179
5.682%, 03/01/2036 (P)	7	8
5.776%, 07/01/2038 (P)	32,506	35,396
5.833%, 11/01/2037 (P)	57,598	62,144
5.927%, 03/01/2037 (P)	116,520	125,474
5.968%, 01/01/2037 (P)	45	49
6.000%, 03/01/2034 to 10/01/2038	5,279,212	5,890,263
6.133%, 06/01/2037 (P)	1,190	1,296
7.000%, 07/25/2043	245,488	283,221
Federal National Mortgage Association
Zero Coupon 10/09/2019 (Z)	480,000	395,497
2.500%, TBA	14,700,000	15,089,947
3.000%, TBA	5,600,000	5,841,094
3.500%, TBA	6,700,000	6,969,804
3.500%, 01/01/2032 to 04/01/2032	6,053,054	6,425,750
4.000%, 01/01/2032 to 04/01/2032	2,324,586	2,502,213
4.500%, TBA	300,000	321,885
4.500%, 08/01/2041 to 07/25/2042	5,628,054	6,083,735
5.000%, TBA	300,000	325,054
5.000%, 03/01/2041 to 09/01/2041	23,080,169	25,502,358
5.500%, TBA	3,800,000	4,139,633
5.500%, 09/01/2034 to 08/01/2040	4,238,976	4,666,014
5.852%, 09/01/2037 (P)	393,687	428,688
5.983%, 09/01/2037 (P)	88,660	96,543
6.000%, TBA	3,900,000	4,293,430
6.000%, 03/01/2034 to 10/01/2038	29,447,368	32,844,735
6.268%, 09/01/2037 (P)	149,257	163,511
6.500%, 10/01/2036	139,485	157,221
Government National Mortgage Association
3.000%, 08/20/2041 to 01/20/2042 (P)	2,180,692	2,325,668
3.500%, TBA	4,300,000	4,563,581
3.500%, 12/20/2040 to 03/20/2041	1,199,048	1,281,540
3.500%, 05/20/2041 to 10/20/2041 (P)	3,645,226	3,902,530
6.000%, 01/15/2040	3,346,670	3,765,332

		220,996,000

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $395,776,168)		$402,026,267

FOREIGN GOVERNMENT
OBLIGATIONS - 1.4%
Canada - 0.7%
Province of British Columbia Canada
1.200%, 04/25/2017	1,060,000	1,071,509
Province of Manitoba Canada
1.750%, 05/30/2019	710,000	715,671
Province of Ontario Canada
0.950%, 05/26/2015	2,865,000	2,871,547

		4,658,727
Mexico - 0.1%
Government of Mexico
5.750%, 10/12/2110	884,000	941,460

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Qatar - 0.1%
Government of Qatar
5.750%, 01/20/2042 (S)	$320,000	$356,800
Slovakia - 0.3%
Slovakia Government International Bond
4.375%, 05/21/2022	2,275,000	2,178,313
South Korea - 0.1%
Korea Development Bank
3.875%, 05/04/2017	465,000	484,273
Sweden - 0.1%
Svensk Exportkredit AB
1.750%, 05/30/2017	710,000	710,532

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $9,306,734)		$9,330,105

CORPORATE BONDS - 21.5%
Consumer Discretionary - 1.9%
Daimler Finance North America LLC
1.650%, 04/10/2015 (S)	1,505,000	1,504,655
1.875%, 09/15/2014 (S)	1,670,000	1,679,993
DIRECTV Holdings LLC
2.400%, 03/15/2017	355,000	356,078
3.800%, 03/15/2022	535,000	536,710
5.150%, 03/15/2042	535,000	534,383
Ford Motor Credit Company LLC
2.750%, 05/15/2015	1,740,000	1,769,223
5.875%, 08/02/2021	730,000	829,828
NBCUniversal Media LLC
2.875%, 04/01/2016	262,000	274,315
4.375%, 04/01/2021	414,000	456,135
News America, Inc.
6.150%, 03/01/2037 to 02/15/2041	762,000	867,344
Omnicom Group, Inc. 3.625%, 05/01/2022	245,000	249,388
Pearson Funding Four PLC
3.750%, 05/08/2022 (S)	690,000	700,289
The Gap, Inc. 5.950%, 04/12/2021	761,000	786,300
Time Warner Cable, Inc. 5.500%, 09/01/2041	385,000	414,568
University of Pennsylvania
4.674%, 09/01/2112	510,000	571,970
Wyndham Worldwide Corp.
2.950%, 03/01/2017	410,000	410,670
4.250%, 03/01/2022	920,000	935,820

		12,877,669
Consumer Staples - 1.6%
BAT International Finance PLC
1.400%, 06/05/2015 (S)	1,070,000	1,067,100
2.125%, 06/07/2017 (S)	1,280,000	1,278,003
Kraft Foods Group, Inc.
3.500%, 06/06/2022 (S)	420,000	418,689
5.000%, 06/04/2042 (S)	985,000	986,009
Kraft Foods, Inc.
5.375%, 02/10/2020	885,000	1,046,839
6.500%, 02/09/2040	560,000	715,444
PepsiCo, Inc. 2.500%, 05/10/2016	815,000	858,384
Pernod-Ricard SA
5.500%, 01/15/2042 (S)	827,000	851,900
5.750%, 04/07/2021 (S)	1,337,000	1,510,746
The Coca-Cola Company 1.800%, 09/01/2016	1,315,000	1,356,220
Wal-Mart Stores, Inc. 5.625%, 04/15/2041	540,000	689,727

		10,779,061

32

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy - 2.9%
BP Capital Markets PLC
1.846%, 05/05/2017	$1,940,000	$1,942,171
3.245%, 05/06/2022	865,000	879,330
Canadian Oil Sands Ltd.
6.000%, 04/01/2042 (S)	755,000	810,301
DCP Midstream Operating LP
4.950%, 04/01/2022	1,030,000	1,060,594
Devon Energy Corp. 1.875%, 05/15/2017	410,000	409,093
El Paso Pipeline Partners
Operating Company LLC
4.100%, 11/15/2015	835,000	869,057
7.500%, 11/15/2040	330,000	418,845
Energen Corp. 4.625%, 09/01/2021	865,000	888,189
Energy Transfer Partners LP
5.200%, 02/01/2022	385,000	407,288
6.500%, 02/01/2042	560,000	596,096
9.000%, 04/15/2019	133,000	167,981
Husky Energy, Inc. 7.250%, 12/15/2019	262,000	327,705
Kerr-McGee Corp. 6.950%, 07/01/2024	1,360,000	1,689,305
Kinder Morgan Energy Partners LP
3.950%, 09/01/2022	810,000	818,675
Marathon Petroleum Corp.
6.500%, 03/01/2041	735,000	817,310
Petrobras International Finance Company
2.875%, 02/06/2015	725,000	732,939
3.500%, 02/06/2017	2,155,000	2,185,388
Petroleos Mexicanos
4.875%, 01/24/2022 (S)	370,000	388,500
6.500%, 06/02/2041 (S)	145,000	162,763
Phillips 66
2.950%, 05/01/2017 (S)	335,000	341,559
5.875%, 05/01/2042 (S)	475,000	508,403
Reliance Holdings USA, Inc.
5.400%, 02/14/2022 (S)	855,000	851,741
Talisman Energy, Inc. 7.750%, 06/01/2019	560,000	699,722
Transocean, Inc.
6.375%, 12/15/2021	710,000	815,779
7.350%, 12/15/2041	340,000	421,001
Western Gas Partners LP 5.375%, 06/01/2021	740,000	816,775

		20,026,510
Financials - 8.8%
Achmea Hypotheekbank NV
3.200%, 11/03/2014 (S)	1,642,000	1,716,690
American Express Credit Corp.
2.375%, 03/24/2017	905,000	917,047
American International Group, Inc.
4.875%, 06/01/2022	730,000	736,014
5.850%, 01/16/2018	155,000	170,002
Bank of America Corp.
3.875%, 03/22/2017	540,000	538,408
5.700%, 01/24/2022	1,250,000	1,328,956
5.875%, 02/07/2042	365,000	373,687
6.000%, 09/01/2017	960,000	1,019,016
Barclays Bank PLC 2.250%, 05/10/2017 (S)	970,000	969,903
Berkshire Hathaway Finance Corp.
1.600%, 05/15/2017	1,070,000	1,074,976
4.400%, 05/15/2042	430,000	433,786
Berkshire Hathaway, Inc. 3.400%, 01/31/2022	1,480,000	1,535,552
Boston Properties LP
3.700%, 11/15/2018	435,000	454,483
3.850%, 02/01/2023	1,195,000	1,201,549
Citigroup Funding, Inc. 1.875%, 10/22/2012	1,735,000	1,746,583
Citigroup, Inc.
2.650%, 03/02/2015	1,265,000	1,255,109

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Citigroup, Inc. (continued)
4.450%, 01/10/2017	$1,750,000	$1,805,563
4.500%, 01/14/2022	330,000	338,786
6.125%, 05/15/2018	1,065,000	1,159,448
Commonwealth Bank of Australia
1.950%, 03/16/2015	1,640,000	1,650,716
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA 3.875%, 02/08/2022	725,000	723,520
General Electric Capital Corp.
2.300%, 04/27/2017	1,060,000	1,056,481
4.650%, 10/17/2021	355,000	390,328
6.875%, 01/10/2039	887,000	1,138,398
Goodman Funding Pty, Ltd.
6.000%, 03/22/2022 (S)	325,000	332,945
Hartford Financial Services Group, Inc.
5.125%, 04/15/2022	140,000	142,757
6.625%, 04/15/2042	385,000	401,317
HCP, Inc.
3.750%, 02/01/2019	1,115,000	1,120,675
5.650%, 12/15/2013	1,040,000	1,096,895
Health Care REIT, Inc. 6.500%, 03/15/2041	260,000	287,366
HSBC Holdings PLC
4.000%, 03/30/2022	785,000	799,669
6.800%, 06/01/2038	590,000	670,691
HSBC USA, Inc. 2.375%, 02/13/2015	2,475,000	2,483,118
Inter-American Development Bank
3.875%, 10/28/2041	1,073,000	1,200,653
JPMorgan Chase & Company
4.500%, 01/24/2022	330,000	352,325
4.650%, 06/01/2014	2,555,000	2,704,054
5.400%, 01/06/2042	550,000	597,506
Kilroy Realty LP
4.800%, 07/15/2018	495,000	527,025
5.000%, 11/03/2015	280,000	298,978
6.625%, 06/01/2020	200,000	232,332
Lazard Group LLC
6.850%, 06/15/2017	1,665,000	1,830,489
7.125%, 05/15/2015	1,025,000	1,116,141
Liberty Mutual Group, Inc.
6.500%, 05/01/2042 (S)	945,000	964,203
Lloyds TSB Bank PLC
4.200%, 03/28/2017	615,000	614,384
6.375%, 01/21/2021	360,000	388,561
MetLife, Inc. 5.700%, 06/15/2035	365,000	433,428
Morgan Stanley
3.800%, 04/29/2016	175,000	165,193
5.500%, 07/28/2021	1,360,000	1,274,321
Murray Street Investment Trust I
4.647%, 03/09/2017	3,000,000	2,975,535
NIBC Bank NV 2.800%, 12/02/2014 (S)	895,000	926,781
Nordea Bank AB
2.250%, 03/20/2015 (S)	1,460,000	1,462,573
4.875%, 05/13/2021 (S)	530,000	517,053
Prudential Covered Trust 2012-1
2.997%, 09/30/2015 (S)	1,255,000	1,274,804
Prudential Financial, Inc.
4.750%, 09/17/2015	688,000	744,439
5.625%, 05/12/2041	217,000	225,823
Standard Chartered PLC
3.200%, 05/12/2016 (S)	1,520,000	1,557,220
Svenska Handelsbanken AB
2.875%, 04/04/2017	1,720,000	1,743,497
The Goldman Sachs Group, Inc.
3.300%, 05/03/2015	1,945,000	1,916,918
5.750%, 01/24/2022	180,000	184,807

33

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
The Goldman Sachs Group, Inc. (continued)
6.000%, 06/15/2020	$890,000	$935,037
Ventas Realty LP
4.000%, 04/30/2019	560,000	574,108
4.250%, 03/01/2022	730,000	734,508
WEA Finance LLC 4.625%, 05/10/2021 (S)	410,000	433,175
WR Berkley Corp.
4.625%, 03/15/2022	415,000	426,652
5.375%, 09/15/2020	105,000	114,003

		60,516,960
Health Care - 1.9%
Amgen, Inc. 5.150%, 11/15/2041	350,000	362,052
Boston Scientific Corp. 6.400%, 06/15/2016	1,015,000	1,173,696
Coventry Health Care, Inc.
5.950%, 03/15/2017	1,372,000	1,573,069
Express Scripts Holding Company
2.100%, 02/12/2015 (S)	1,530,000	1,548,082
2.650%, 02/15/2017 (S)	1,725,000	1,756,933
Gilead Sciences, Inc.
4.500%, 04/01/2021	800,000	887,144
5.650%, 12/01/2041	845,000	982,211
GlaxoSmithKline Capital PLC
1.500%, 05/08/2017	1,875,000	1,878,368
Kaiser Foundation Hospitals
3.500%, 04/01/2022	619,000	645,149
Life Technologies Corp. 5.000%, 01/15/2021	555,000	624,317
Wellpoint, Inc.
3.125%, 05/15/2022	710,000	708,479
4.625%, 05/15/2042	610,000	616,713

		12,756,213
Industrials - 0.6%
ABB Finance USA, Inc. 1.625%, 05/08/2017	530,000	529,074
ABB Treasury Center USA, Inc
2.500%, 06/15/2016 (S)	560,000	578,206
Hutchison Whampoa International 11, Ltd.
3.500%, 01/13/2017 (S)	245,000	251,162
4.625%, 01/13/2022 (S)	735,000	758,280
Koninklijke Philips Electronics NV
3.750%, 03/15/2022	365,000	380,790
United Technologies Corp.
1.200%, 06/01/2015	360,000	363,629
1.800%, 06/01/2017	720,000	730,859
4.500%, 06/01/2042	540,000	581,638

		4,173,638
Information Technology - 0.1%
Hewlett-Packard Company
2.600%, 09/15/2017	450,000	444,252
Materials - 0.6%
Barrick Gold Corp. 3.850%, 04/01/2022 (S)	925,000	954,013
Corp Nacional del Cobre de Chile
3.875%, 11/03/2021 (S)	705,000	740,406
Teck Resources, Ltd. 6.250%, 07/15/2041	418,000	466,041
The Dow Chemical Company
5.250%, 11/15/2041	545,000	587,880
8.550%, 05/15/2019	221,000	292,476
Vale Overseas, Ltd. 4.375%, 01/11/2022	1,270,000	1,270,446

		4,311,262
Telecommunication Services - 1.3%
America Movil SAB de CV
2.375%, 09/08/2016	440,000	444,144
American Tower Corp.
4.500%, 01/15/2018	1,030,000	1,094,869

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
American Tower Corp. (continued)
5.050%, 09/01/2020	$302,000	$317,554
AT&T, Inc.
0.875%, 02/13/2015	1,625,000	1,619,706
1.600%, 02/15/2017	1,085,000	1,089,303
6.400%, 05/15/2038	365,000	455,729
CenturyLink, Inc. 7.650%, 03/15/2042	575,000	549,224
Deutsche Telekom International Finance BV
2.250%, 03/06/2017 (S)	1,000,000	990,529
Discovery Communications LLC
4.950%, 05/15/2042	430,000	450,943
Telefonica Moviles Chile SA
2.875%, 11/09/2015 (S)	585,000	588,591
Telemar Norte Leste SA
5.500%, 10/23/2020 (S)	274,000	269,890
Verizon Communications, Inc.
3.500%, 11/01/2021	295,000	313,977
Verizon Wireless Capital LLC
8.500%, 11/15/2018	625,000	855,313

		9,039,772
Utilities - 1.8%
Ameren Corp. 8.875%, 05/15/2014	800,000	894,305
Arizona Public Service Company
4.500%, 04/01/2042	780,000	840,739
Carolina Power & Light Company
4.100%, 05/15/2042	610,000	637,291
CMS Energy Corp.
2.750%, 05/15/2014	480,000	482,114
5.050%, 03/15/2022	525,000	545,550
Comision Federal De Electricidad
5.750%, 02/14/2042 (S)	235,000	238,525
Dominion Resources, Inc. 8.875%, 01/15/2019	1,255,000	1,730,456
Duke Energy Indiana, Inc. 4.200%, 03/15/2042	685,000	715,162
Georgia Power Company 4.300%, 03/15/2042	570,000	589,764
Midamerican Energy Holdings Company
6.500%, 09/15/2037	255,000	341,079
PPL WEM Holdings PLC
3.900%, 05/01/2016 (S)	855,000	901,125
Progress Energy, Inc. 3.150%, 04/01/2022	825,000	834,019
Puget Sound Energy, Inc. 4.434%, 11/15/2041	175,000	193,004
San Diego Gas & Electric Company
4.300%, 04/01/2042	645,000	721,147
Southern California Edison Company
4.050%, 03/15/2042	360,000	376,143
Southwestern Electric Power Company
3.550%, 02/15/2022	1,150,000	1,176,520
Tampa Electric Company 4.100%, 06/15/2042	395,000	393,910
The Cleveland Electric Illuminating Company
8.875%, 11/15/2018	856,000	1,130,278

		12,741,131

TOTAL CORPORATE BONDS (Cost $142,967,644)		$147,666,468

MUNICIPAL BONDS - 1.1%
County of Clark (Nevada) 6.820%, 07/01/2045	635,000	920,464
Los Angeles Community College District
(California) 6.750%, 08/01/2049	675,000	911,588
Los Angeles Department of Water & Power
(California) 6.574%, 07/01/2045	395,000	580,599
New Jersey State Turnpike Authority
7.102%, 01/01/2041	850,000	1,207,221
North Texas Tollway Authority (Texas)
6.718%, 01/01/2049	763,000	1,065,201
Ohio State University 4.800%, 06/01/2111	270,000	304,398
State of California 7.600%, 11/01/2040	765,000	1,003,963

34

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
State of Illinois
5.365%, 03/01/2017	$420,000	$461,950
5.665%, 03/01/2018	390,000	436,086
5.877%, 03/01/2019	365,000	407,829

TOTAL MUNICIPAL BONDS (Cost $5,731,383)		$7,299,299

COLLATERALIZED MORTGAGE
OBLIGATIONS - 14.3%
Commercial & Residential - 5.8%
Banc of America Commercial Mortgage, Inc.
Series 2004-6, Class A3,
4.512%, 12/10/2042	107,000	107,950
Series 2002-2, Class B,
5.271%, 07/11/2043	229,000	229,035
Series 2007-1 A2,
5.381%, 01/15/2049	99,689	99,610
Series 2006-5, Class A4,
5.414%, 09/10/2047	1,367,000	1,503,898
Series 2002-PB2, Class B,
6.309%, 06/11/2035	74,736	74,720
Bear Stearns Commercial
Mortgage Securities, Inc.
Series 2003-T12, Class A3,
4.240%, 08/13/2039 (P)	16,139	16,187
Series 2005-PWR7, Class A2,
4.945%, 02/11/2041	185,810	185,705
CFCRE Commercial Mortgage Trust
Series 2011-C2, Class A2,
3.061%, 12/15/2047	380,000	394,166
Series 2011-C2, Class A4,
3.834%, 12/15/2047	602,000	634,956
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1,
Class AM 5.213%, 07/15/2044 (P)	615,000	654,500
Commercial Mortgage Pass
Through Certificates
Series 2012-LC4, Class A4,
3.288%, 12/10/2044	1,196,000	1,224,074
Series 2001-J2A, Class B,
6.304%, 07/16/2034 (S)	854,000	856,426
Credit Suisse First Boston
Mortgage Securities Corp.
Series 2005-C3, Class AM,
4.730%, 07/15/2037	489,000	511,062
Series 2005-C1, Class A3,
4.813%, 02/15/2038	321,574	329,618
Series 2005-C2, Class A4,
4.832%, 04/15/2037	1,083,000	1,145,124
Series 2003-C4, Class B,
5.253%, 08/15/2036 (P)	494,000	507,212
Series 2002-CP3, Class A3,
5.603%, 07/15/2035	5,658	5,654
Credit Suisse Mortgage Capital Certificates
Series 2006-C5, Class A3,
5.311%, 12/15/2039	537,000	591,784
Series 2006-C4, Class A3,
5.467%, 09/15/2039	889,000	974,875
Developers Diversified Realty Corp.,
Series 2009-DDR1, Class A
3.807%, 10/14/2022 (S)	1,909,883	2,007,329
GMAC Commercial Mortgage Securities, Inc.
Series 2006-C1, Class AM,
5.290%, 11/10/2045 (P)	603,000	597,153
Series 2001-C2, Class B,
6.790%, 04/15/2034	122,480	122,533

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Greenwich Capital Commercial Funding Corp.
Series 2002-C1, Class A4,
4.948%, 01/11/2035	$685,453	$690,345
Series 2005-GG5, Class A5,
5.224%, 04/10/2037 (P)	1,829,000	1,988,822
Series 2007-GG9, Class A4,
5.444%, 03/10/2039	1,289,000	1,406,093
Series 2007-GG11, Class A4,
5.736%, 12/10/2049	745,000	813,280
GS Mortgage Securities Corp II,
Series 2012-GCJ7, Class A4
3.377%, 05/10/2045	534,000	549,113
Impac Funding LLC, Series 2010-1, Class A1
5.314%, 01/25/2051 (S)	1,519,534	1,659,299
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2010-CNTR, Class A1,
3.300%, 08/05/2032 (S)	389,684	413,325
Series 2012-C6, Class A3,
3.507%, 05/15/2045	954,000	990,782
Series 2010-C1, Class A1,
3.853%, 06/15/2043 (S)	2,114,567	2,238,091
Series 2011-C5 A3,
4.171%, 08/15/2046	163,000	178,487
Series 2010-CNTR, Class A2,
4.311%, 08/05/2032 (S)	638,000	678,916
Series 2003-CB6, Class A1,
4.393%, 07/12/2037	67,752	68,177
Series 2002-C2, Class A2,
5.050%, 12/12/2034	351,401	354,342
Series 2004-IN2, Class A2,
5.115%, 07/15/2041	1,285,000	1,358,514
Series 2006-LDP9, Class A2,
5.134%, 05/15/2047	242,945	249,702
Series 2002-C2, Class B,
5.211%, 12/12/2034 (P)	170,000	171,411
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	318,000	345,228
Series 2007-CB18, Class A4,
5.440%, 06/12/2047	1,488,000	1,651,757
Series 2007-LD11, Class A4,
5.817%, 06/15/2049 (P)	2,477,000	2,675,155
Series 2007-LD12, Class A4,
5.882%, 02/15/2051 (P)	586,000	660,475
Series 2001-CIB2, Class D,
6.847%, 04/15/2035 (P)	301,000	306,098
LB Commercial Conduit Mortgage Trust,
Series 2007-C3, Class A3
5.902%, 07/15/2044 (P)	300,000	317,876
LB-UBS Commercial Mortgage Trust
Series 2004-C7, Class A5,
4.628%, 10/15/2029	210,036	214,707
Series 2005-C3, Class AM,
4.794%, 07/15/2040	1,109,000	1,168,969
Series 2007-C7, Class A3,
5.866%, 09/15/2045 (P)	1,576,000	1,777,288
Merrill Lynch Mortgage Trust,
Series 2005-CIP1, Class A3A
4.949%, 07/12/2038 (P)	338,000	352,387
Morgan Stanley Capital I
Series 2012-C4, Class A4,
3.244%, 03/15/2045	1,067,000	1,083,072
Series 2011-C3 A4,
4.118%, 07/15/2049	315,000	342,563

35

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Morgan Stanley Capital I (continued)
Series 2004-T13, Class A3,
4.390%, 09/13/2045	$155,757	$157,622
Series 2007-HQ13, Class A1,
5.357%, 12/15/2044	59,822	59,798
Morgan Stanley Dean Witter Capital I
Series 2003-HQ2, Class B,
5.040%, 03/12/2035	274,000	278,409
Series 2001, Class A4,
6.390%, 07/15/2033	26,994	26,970
Morgan Stanley Mortgage Loan Trust,
Series 2007-6XS, Class 2A1S
0.349%, 02/25/2047 (P)	25,690	21,176
Nomura Asset Securities Corp.,
Series 1998-D6, Class A2
7.077%, 03/15/2030 (P)	1,035,000	1,061,312
Sequoia Mortgage Trust
Series 2010-H1, Class A1,
3.750%, 02/25/2040 (P)	130,906	132,966
Series 2011-1, Class A1,
4.125%, 02/25/2041 (P)	204,510	209,078
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C8, Class A3
4.445%, 11/15/2035	159,748	160,868

		39,586,044
Thrifts & Mortgage Finance - 0.4%
Commercial Mortgage Pass Through
Certificates 3.391%, 05/15/2045	1,066,000	1,095,788
UBS Commercial
Mortgage Trust 3.400%, 05/10/2045	1,779,000	1,815,240

		2,911,028
U.S. Government Agency - 8.1%
Federal Home Loan Mortgage Corp.
Series K014, Class A2,
3.871%, 04/25/2021	887,000	992,668
Series 3704, Class CA,
4.000%, 12/15/2036	13,811,758	14,692,853
Series 3664, Class DA,
4.000%, 11/15/2037	665,774	697,401
Series 3508, Class PK,
4.000%, 02/15/2039	287,094	303,728
Series 3631, Class PA,
4.000%, 02/15/2040	1,291,717	1,365,879
Series K005, Class A2,
4.317%, 11/25/2019	918,000	1,045,215
Series 3598, Class MA,
4.500%, 11/15/2038	583,102	607,735
Series 2009-K003, Class AAB,
4.768%, 05/25/2018	710,000	799,766
Series 3455, Class A,
5.000%, 06/15/2038	5,433,926	5,840,286
Series 3407, Class B,
5.500%, 01/15/2038	735,000	811,764
Series 3613, Class HJ,
5.500%, 12/15/2039	4,173,652	4,565,968
Series 2980, Class QA,
6.000%, 05/15/2035	238,811	268,654
Series T-48, Class 1A,
6.257%, 07/25/2033 (P)	20,528	23,789
Series 3529, Class AG,
6.500%, 04/15/2039	2,358,459	2,650,460

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series T-57, Class 1A3,
7.500%, 07/25/2043	$237,340	$275,335
Series T-59, Class 1A3,
7.500%, 10/25/2043	324,211	372,862
Series T-60, Class 1A3,
7.500%, 03/25/2044	331,359	379,833
Federal National Mortgage Association
Series 2009-66, Class KE,
4.000%, 09/25/2039	1,729,934	1,830,643
Series 2011-78, Class D,
4.000%, 08/25/2041	335,063	354,665
Series 2009-M2, Class A3,
4.001%, 01/25/2019	1,170,000	1,295,683
Series 2009-M1, Class A2,
4.287%, 07/25/2019	1,086,000	1,221,716
Series 2010-M3, Class A3,
4.332%, 03/25/2020 (P)	3,455,000	3,935,554
Series 2010-M1, Class A2,
4.450%, 09/25/2019	371,000	422,142
Series 2010-54, Class EA,
4.500%, 06/25/2040	1,716,899	1,843,722
Series 2011-53, Class DT,
4.500%, 06/25/2041	1,466,816	1,556,236
Series 2009-11, Class LC,
4.500%, 03/25/2049	1,081,051	1,149,211
Series 2003-W17, Class 1A7,
5.750%, 08/25/2033	333,000	390,750
Series 2002-95, Class DB,
6.000%, 01/25/2033	998,000	1,132,294
Series 2009-105, Class CB,
6.000%, 12/25/2039	1,740,696	1,929,293
Series 2012-30, Class NB,
6.500%, 04/25/2042	1,653,710	1,836,793
Series 2002-33, Class A2,
7.500%, 06/25/2032	246,928	283,981
Government National Mortgage Association,
Series 2010-107, Class GX
4.500%, 04/20/2039	624,000	699,215

		55,576,094

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $96,107,582)		$98,073,166

ASSET BACKED SECURITIES - 10.5%
Ally Auto Receivables Trust, Series 2011-4,
Class A2 0.650%, 03/17/2014	531,962	532,103
Ally Master Owner Trust, Series 2012-1,
Class A1 1.039%, 02/15/2017 (P)	3,324,000	3,342,102
BMW Vehicle Owner Trust, Series 2011-A,
Class A2 0.630%, 02/25/2014	2,148,483	2,149,796
Capital One Multi-Asset Execution Trust
Series 2006-A5, Class A5,
0.299%, 01/15/2016 (P)	129,000	128,918
Series 2005-A10, Class A,
0.319%, 09/15/2015 (P)	272,000	271,911
Series 2004-A4, Class A4,
0.459%, 03/15/2017 (P)	1,426,000	1,428,818
Series 2005-A6, Class A6,
0.517%, 07/15/2015 (P)	2,484,000	2,482,634
Series 2007-A8, Class A8,
0.774%, 10/15/2015 (P)	2,260,000	2,262,444
Chase Issuance Trust, Series 2008-A13,
Class A13 1.974%, 09/15/2015 (P)	997,000	1,016,435

36

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Citibank Omni Master Trust,
Series 2009-A14A, Class A14
2.989%, 08/15/2018 (P)(S)	$2,837,000	$2,984,515
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-AHL1, Class A2A
0.279%, 12/25/2036 (P)	15,569	15,322
Ford Credit Auto Owner Trust, Series 2009-D,
Class A3 2.170%, 10/15/2013	227,164	227,743
Ford Credit Floorplan Master Owner Trust
Series 2012-1, Class A,
0.709%, 01/15/2016 (P)	2,766,000	2,773,267
Series 2009-2, Class A,
1.789%, 09/15/2014 (P)	2,094,000	2,102,806
GE Capital Credit Card Master Note Trust,
Series 2009-2, Class A 3.690%, 07/15/2015	2,448,000	2,457,828
Honda Auto Receivables Owner Trust,
Series 2009-2, Class A4
4.430%, 07/15/2015	1,124,898	1,134,599
MMCA Automobile Trust, Series 2011-A,
Class A4 2.020%, 10/17/2016 (S)	807,000	821,053
Morgan Stanley ABS Capital I,
Series 2007-HE2, Class A2A
0.279%, 01/25/2037 (P)	2,010	2,002
Nelnet Student Loan Trust
Series 2002-2 , Class A4,
0.480%, 09/25/2024 (P)	679,855	665,850
Series 2007-1, Class A3,
0.537%, 05/27/2025 (P)	1,434,000	1,330,631
Series 2006-2, Class A4,
0.546%, 10/26/2026 (P)	3,246,000	3,225,189
Series 2006-1, Class A4,
0.557%, 11/23/2022 (P)	2,771,000	2,752,445
Series 2005-2, Class A5,
0.574%, 03/23/2037 (P)	1,777,000	1,635,813
Series 2007-2A, Class A3,
0.824%, 03/25/2026 (P)(S)	3,993,000	3,865,259
Nissan Master Owner Trust Receivables,
Series 2012-A, Class A
0.710%, 05/15/2017 (P)	2,074,000	2,073,973
Santander Drive Auto Receivables Trust,
Series 2012-2, Class A3
1.220%, 12/15/2015	548,000	549,727
SLC Student Loan Trust, Series 2010-1,
Class A 1.349%, 11/25/2042 (P)	1,458,193	1,471,013
SLM Student Loan Trust
Series 2007-2, Class A2,
0.466%, 07/25/2017 (P)	610,215	607,799
Series 2005-1, Class A2,
0.546%, 04/27/2020 (P)	615,798	610,654
Series 2005-5, Class A3,
0.566%, 04/25/2025 (P)	1,261,000	1,234,928
Series 2005-10, Class A5,
0.596%, 07/26/2021 (P)	1,213,000	1,182,035
Series 2004-5, Class A4,
0.616%, 01/25/2021 (P)	546,344	545,452
Series 2004-6, Class A5,
0.636%, 04/27/2020 (P)	1,905,307	1,899,648
Series 2012-3, Class A,
0.889%, 12/26/2025 (P)	2,526,000	2,525,998
Series 2008-6, Class A2,
1.016%, 10/25/2017 (P)	458,410	459,430
Series 2012-2, Class A,
1.167%, 01/25/2029 (P)	3,292,971	3,300,381
Series 2012-B, Class A1,
1.339%, 12/15/2021 (P)(S)	2,393,718	2,397,575

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
SLM Student Loan Trust (continued)
Series 2012-C, Class A1,
1.340%, 08/15/2023 (P)(S)	$2,065,000	$2,065,000
Series 2011-C, Class A1,
1.639%, 12/15/2023 (P)(S)	2,350,955	2,365,045
Series 2012-A, Class A1,
1.639%, 08/15/2025 (P)(S)	2,378,340	2,396,579
Series 2005-6, Class A5,
1.666%, 07/27/2026 (P)	700,000	705,905
Series 2008-9, Class A,
1.966%, 04/25/2023 (P)	1,038,910	1,073,024
Series 2008-5, Class A4,
2.166%, 07/25/2023 (P)	2,003,000	2,080,881
SMS Student Loan Trust
Series 2000-A, Class A2,
0.656%, 10/28/2028 (P)	787,513	785,066
Series 2000-B, Class A2,
0.666%, 04/28/2029 (P)	765,887	759,640
World Financial Network Credit Card
Master Trust, Series 2011-A, Class A
1.680%, 08/15/2018	842,000	845,289
World Omni Auto Receivables Trust,
Series 2008-A, Class A4
4.740%, 10/15/2013	293,902	294,371

TOTAL ASSET BACKED SECURITIES (Cost $71,632,106)		$71,838,896

SHORT-TERM INVESTMENTS - 6.3%
Money Market Funds - 6.3%
State Street Institutional Liquid Reserves
Fund, 0.1963% (Y)	43,381,455	43,381,455

TOTAL SHORT-TERM INVESTMENTS (Cost $43,381,455)		$43,381,455

Total Investments (Core Bond Fund)
(Cost $764,903,072) - 113.8%		$779,615,656
Other assets and liabilities, net - (13.8%)		(94,652,006)

TOTAL NET ASSETS - 100.0%		$684,963,650

SALE COMMITMENTS OUTSTANDING - (1.1)%
U.S. Government Agency - (1.1)%
Federal Home Loan Mortgage Corp.
4.000%, TBA (C)	(1,500,000)	(1,592,353)
Federal National Mortgage Association
3.500%, TBA (C)	(3,100,000)	(3,188,647)
Federal National Mortgage Association
5.000%, TBA (C)	(2,300,000)	(2,492,077)

TOTAL U.S. GOVERNMENT AGENCY (Cost $(7,204,488))		$(7,273,077)

Core Diversified Growth & Income Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.0%
Affiliated Investment Companies - 39.9%
Equity - 27.8%
John Hancock Funds II (G) - 27.8%
Strategic Equity Allocation, Class NAV
(John Hancock) (A)(1)(I)	895,752	$8,482,769

37

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Core Diversified Growth & Income
Portfolio (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
Fixed Income - 12.1%
John Hancock Funds II (G) - 12.1%
Short Term Government Income, Class NAV
(John Hancock) (A)(1)	366,391	$3,689,555
Unaffiliated Investment Companies - 60.1%
Equity - 41.9%
American Funds Capital World Growth and
Income Fund, Class R5	34,892	1,136,085
American Funds EuroPacific Growth
Fund, Class R5	24,509	863,682
American Funds New Perspective
Fund, Class R5	41,600	1,136,085
American Funds The Growth Fund of
America, Class R5	80,599	2,464,714
American Funds The Investment Company of
America, Class R5	167,264	4,698,442
American Funds Washington Mutual Investors
Fund, Class R5	85,177	2,464,167
Fixed Income - 18.2%
American Funds U.S. Government Securities
Fund, Class R5	381,599	5,556,078

TOTAL INVESTMENT COMPANIES (Cost $28,661,789)		$30,491,577

Total Investments (Core Diversified Growth & Income
Portfolio) (Cost $28,661,789) - 100.0%		$30,491,577
Other assets and liabilities, net - 0.0%		(10,846)

TOTAL NET ASSETS - 100.0%		$30,480,731

Core Fundamental Holdings Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.1%
Affiliated Investment Companies - 39.9%
Equity - 23.4%
John Hancock Funds II (G) - 23.4%
Strategic Equity Allocation, Class NAV
(John Hancock) (A)(1)(I)	347,555	$3,291,346
Fixed Income - 16.5%
John Hancock Funds II (G) - 16.5%
Short Term Government Income, Class NAV
(John Hancock) (A)(1)	230,476	2,320,894
Unaffiliated Investment Companies - 60.2%
Equity - 35.3%
American Funds EuroPacific Growth
Fund, Class R5	30,354	1,069,688
American Funds The Growth Fund of
America, Class R5	31,779	971,810
American Funds The Investment Company of
America, Class R5	69,275	1,945,933
American Funds Washington Mutual Investors
Fund, Class R5	33,694	974,775

Core Fundamental Holdings Portfolio (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
Fixed Income - 24.9%
American Funds U.S. Government Securities
Fund, Class R5	240,019	$3,494,673

TOTAL INVESTMENT COMPANIES (Cost $13,086,024)		$14,069,119

Total Investments (Core Fundamental Holdings Portfolio)
(Cost $13,086,024) - 100.1%		$14,069,119
Other assets and liabilities, net - (0.1%)		(10,646)

TOTAL NET ASSETS - 100.0%		$14,058,473

Core Global Diversification Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.0%
Affiliated Investment Companies - 40.0%
Equity - 25.7%
John Hancock Funds II (G) - 25.7%
Strategic Equity Allocation, Class NAV
(John Hancock) (A)(1)(I)	886,168	$8,392,008
Fixed Income - 14.3%
John Hancock Funds II (G) - 14.3%
Short Term Government Income, Class NAV
(John Hancock) (A)(1)	463,394	4,666,380
Unaffiliated Investment Companies - 60.0%
Equity - 38.5%
American Funds Capital World Growth and
Income Fund, Class R5	85,500	2,783,887
American Funds EuroPacific Growth
Fund, Class R5	154,583	5,447,520
American Funds New Perspective
Fund, Class R5	101,937	2,783,887
American Funds The Investment Company of
America, Class R5	56,338	1,582,547
Fixed Income - 21.5%
American Funds U.S. Government Securities
Fund, Class R5	482,582	7,026,400

TOTAL INVESTMENT COMPANIES (Cost $32,577,297)		$32,682,629

Total Investments (Core Global Diversification Portfolio)
(Cost $32,577,297) - 100.0%		$32,682,629
Other assets and liabilities, net - 0.0%		2,353

TOTAL NET ASSETS - 100.0%		$32,684,982

Emerging Markets Debt Fund
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 11.4%
Colombia - 1.8%
Republic of Colombia,
4.375%, 07/12/2021	250,000	$272,750

		272,750

38

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Emerging Markets Debt Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Mexico - 1.7%
Government of Mexico,
4.750%, 03/08/2044		$250,000	$253,750

			253,750
Peru - 1.4%
Republic of Peru,
7.350%, 07/21/2025		150,000	205,875

			205,875
Philippines - 2.1%
Republic of Philippines,
4.950%, 01/15/2021	PHP	13,000,000	310,956

			310,956
Poland - 1.7%
Republic of Poland,
5.000%, 03/23/2022		$250,000	261,500

			261,500
Turkey - 1.3%
Export Credit Bank of Turkey,
5.875%, 04/24/2019 (S)		200,000	199,100

			199,100
Uruguay - 1.4%
Republic of Uruguay,
5.000%, 09/14/2018	UYU	3,811,880	202,497

			202,497

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $1,649,666)			$1,706,428

CORPORATE BONDS - 75.4%
Argentina - 4.3%
Aeropuertos Argentina 2000 SA
10.750%, 12/01/2020 (S)		$237,500	218,500
Arcos Dorados Holdings, Inc.
10.250%, 07/13/2016	BRL	250,000	131,083
Banco de Galicia y Buenos Aires
8.750%, 05/04/2018 (S)		$150,000	117,000
Pan American Energy LLC
7.875%, 05/07/2021 (S)		200,000	172,500

			639,083
Bermuda - 1.3%
Digicel, Ltd.
7.000%, 02/15/2020		200,000	193,500

			193,500
Brazil - 7.9%
Banco Bradesco SA
5.750%, 03/01/2022		200,000	196,500
Banco Votorantim SA
6.250%, 05/16/2016 (S)	BRL	300,000	169,155
Cia de Saneamento Basico do Estado de
Sao Paulo
6.250%, 12/16/2020 (S)		$250,000	263,125
Magnesita Finance, Ltd.
8.625%, 04/05/2017 (Q) (S)		200,000	195,152
Oi SA
9.750%, 09/15/2016 (S)	BRL	300,000	157,672
Votorantim Cimentos SA
7.250%, 04/05/2041		$200,000	194,500

			1,176,104

Emerging Markets Debt Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Cayman Islands - 15.2%
Agile Property Holdings, Ltd.
8.875%, 04/28/2017 (S)	$200,000	$188,000
Banco Continental SA (7.375% to
10/07/2020, then 3 month
LIBOR + 6.802%)
10/07/2040 (S)	150,000	156,619
Braskem Finance, Ltd.
7.375%, 10/04/2015 (Q) (S)	200,000	195,500
China Shanshui Cement Group, Ltd.
8.500%, 05/25/2016	250,000	240,625
Country Garden Holdings Company, Ltd.
10.500%, 08/11/2015	200,000	203,547
CSN Islands XII Corp.
7.000%, 09/23/2015 (Q) (S)	100,000	96,000
Intercorp Retail Trust
8.875%, 11/14/2018	250,000	265,000
IPIC GMTN Ltd.
5.500%, 03/01/2022	250,000	264,000
Odebrecht Finance, Ltd.
7.500%, 09/14/2015 (Q) (S)	350,000	354,375
RDS Ultra-Deepwater, Ltd.
11.875%, 03/15/2017	100,000	108,000
Schahin II Finance Company, SPV, Ltd.
5.875%, 09/25/2022 (S)	200,000	196,000

		2,267,666
Chile - 3.1%
Automotores Gildemeister SA
8.250%, 05/24/2021 (S)	300,000	305,250
Celulosa Arauco y Constitucion SA
5.000%, 01/21/2021	150,000	155,632

		460,882
Colombia - 3.4%
BanColombia SA
5.950%, 06/03/2021	200,000	207,000
Transportadora de Gas Internacional SA
ESP
5.700%, 03/20/2022 (S)	300,000	306,000

		513,000
Georgia - 1.6%
Georgian Oil and Gas Corp.
6.875%, 05/16/2017 (S)	250,000	241,250

		241,250
Hong Kong - 1.0%
China Oriental Group Compay, Ltd.
7.000%, 11/17/2017	200,000	154,000

		154,000
India - 0.6%
State Bank of India
6.439%, 05/15/2017 (Q)	100,000	88,759

		88,759
Ireland - 0.6%
SCF Capital, Ltd.
5.375%, 10/27/2017 (S)	100,000	93,874

		93,874
Israel - 1.8%
Israel Electric Corp., Ltd.
6.700%, 02/10/2017	250,000	259,723

		259,723

39

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Emerging Markets Debt Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Luxembourg - 1.2%
Evraz Group SA
6.750%, 04/27/2018 (S)	$200,000	$184,250

		184,250
Mexico - 5.1%
BBVA Bancomer SA
6.500%, 03/10/2021	150,000	147,375
Corp. GEO SAB de CV
8.875%, 03/27/2022 (S)	200,000	192,500
Desarrolladora Homex SAB de CV
9.750%, 03/25/2020	250,000	248,750
Servicios Corporativos Javer SAPI de CV
9.875%, 04/06/2021	200,000	178,000

		766,625
Mongolia - 1.3%
Mongolian Mining Corp.
8.875%, 03/29/2017 (S)	200,000	194,000

		194,000
Netherlands - 8.1%
Ajecorp BV
6.500%, 05/14/2022 (S)	250,000	250,260
DTEK Finance BV
9.500%, 04/28/2015 (S)	150,000	141,000
Hyva Global BV
8.625%, 03/24/2016 (S)	200,000	170,500
Listrindo Capital BV
6.950%, 02/21/2019 (S)	250,000	253,015
Metinvest BV
8.750%, 02/14/2018 (S)	200,000	176,500
WPE International Cooperatief UA
10.375%, 09/30/2020 (S)	250,000	209,775

		1,201,050
Peru - 4.6%
Corp. Lindley SA
6.750%, 11/23/2021	250,000	265,000
Corp. Pesquera Inca SAC
9.000%, 02/10/2017 (S)	200,000	212,000
Inkia Energy, Ltd.
8.375%, 04/04/2021 (S)	200,000	208,000

		685,000
Russia - 2.7%
Sberbank of Russia
6.125%, 02/07/2022	400,000	409,000

		409,000
South Africa - 1.4%
Eskom Holdings, Ltd.
5.750%, 01/26/2021 (S)	200,000	209,000

		209,000
Sri Lanka - 1.6%
Bank of Ceylon
6.875%, 05/03/2017 (S)	250,000	237,766

		237,766
United Arab Emirates - 1.4%
Dubai Electricity & Water Authority
7.375%, 10/21/2020 (S)	200,000	210,400

		210,400
United Kingdom - 4.1%
Afren PLC
11.500%, 02/01/2016	200,000	208,500

Emerging Markets Debt Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
United Kingdom (continued)
Ferrexpo Finance PLC
7.875%, 04/07/2016	$250,000	$222,500
Vedanta Resources PLC
8.250%, 06/07/2021	200,000	173,000

		604,000
Virgin Islands - 3.1%
CNOOC Finance 2012, Ltd.
5.000%, 05/02/2042 (S)	250,000	264,173
Sinopec Group Overseas Development
2012, Ltd.
4.875%, 05/17/2042 (S)	200,000	202,461

		466,634

TOTAL CORPORATE BONDS (Cost $11,443,050)		$11,255,566

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 2.7%
United States - 2.7%
U.S. Treasury Notes,
0.875%, 04/30/2017	400,000	404,406

		404,406

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $402,574)		$404,406

Total Investments (Emerging Markets Debt Fund)
(Cost $13,495,290) - 89.5%		$13,366,400
Other assets and liabilities, net - 10.5%		1,573,184

TOTAL NET ASSETS - 100.0%		$14,939,584

Equity-Income Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.0%
Consumer Discretionary - 11.8%
Automobiles - 0.5%
General Motors Company (I)(L)	138,300	$3,070,260
Harley-Davidson, Inc.	100,500	4,842,088

		7,912,348
Distributors - 0.6%
Genuine Parts Company	129,750	8,174,250
Hotels, Restaurants & Leisure - 1.0%
Carnival Corp. (L)	232,200	7,451,296
Marriott International, Inc., Class A	181,740	7,035,153

		14,486,449
Household Durables - 1.0%
Whirlpool Corp.	225,000	13,923,000
Leisure Equipment & Products - 1.3%
Hasbro, Inc. (L)	155,900	5,521,978
Mattel, Inc.	444,900	13,849,737

		19,371,715
Media - 5.3%
Cablevision Systems Corp., Class A	392,400	4,489,056
Comcast Corp., Class A	358,800	10,372,902
The Madison Square Garden, Inc., Class A (I)	127,525	4,780,910
The McGraw-Hill Companies, Inc.	283,400	12,293,892
The New York Times Company, Class A (I)(L)	400,900	2,665,983

40

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
The Walt Disney Company (L)	421,800	$19,280,476
Time Warner, Inc.	567,366	19,557,106
WPP PLC	333,547	3,984,617

		77,424,942
Multiline Retail - 1.4%
Kohl’s Corp.	232,200	10,639,404
Macy’s, Inc.	247,000	9,398,350

		20,037,754
Specialty Retail - 0.7%
Staples, Inc. (L)	680,000	8,935,200
Tiffany & Company	15,000	830,850

		9,766,050

		171,096,508
Consumer Staples - 7.2%
Beverages - 1.3%
Beam, Inc.	15,100	914,456
Molson Coors Brewing Company, Class B	120,600	4,637,068
PepsiCo, Inc.	198,700	13,481,795

		19,033,319
Food Products - 2.9%
Archer-Daniels-Midland Company	383,700	12,232,356
Campbell Soup Company (L)	393,600	12,477,120
ConAgra Foods, Inc.	359,900	9,051,485
Kellogg Company	23,100	1,126,818
McCormick & Company, Inc., Non-
Voting Shares	113,300	6,385,588
The Hershey Company	15,500	1,036,330

		42,309,697
Household Products - 2.3%
Clorox Company	214,900	14,785,120
Kimberly-Clark Corp.	235,200	18,663,120

		33,448,240
Personal Products - 0.7%
Avon Products, Inc.	569,400	9,423,570

		104,214,826
Energy - 12.5%
Energy Equipment & Services - 1.6%
Diamond Offshore Drilling, Inc. (L)	182,400	10,612,032
Schlumberger, Ltd. (L)	204,000	12,903,000

		23,515,032
Oil, Gas & Consumable Fuels - 10.9%
Anadarko Petroleum Corp.	211,000	12,871,000
BP PLC, ADR (L)	216,692	7,900,590
Chevron Corp.	389,160	38,258,320
ConocoPhillips (L)	110,500	5,763,680
CONSOL Energy, Inc. (L)	348,300	9,780,264
Exxon Mobil Corp.	402,324	31,634,736
Hess Corp.	67,100	2,932,270
Murphy Oil Corp.	306,000	14,265,720
Petroleo Brasileiro SA, ADR	148,600	2,906,616
Royal Dutch Shell PLC, ADR	386,000	24,001,480
Spectra Energy Corp.	211,800	6,080,778
Valero Energy Corp.	46,100	972,710

		157,368,164

		180,883,196

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financials - 19.5%
Capital Markets - 2.3%
Legg Mason, Inc.	376,600	$9,584,470
Morgan Stanley	224,400	2,997,984
Northern Trust Corp.	298,500	12,889,230
The Bank of New York Mellon Corp.	388,200	7,903,752

		33,375,436
Commercial Banks - 5.7%
PNC Financial Services Group, Inc.	218,600	13,426,412
Regions Financial Corp.	730,400	4,594,216
SunTrust Banks, Inc.	482,000	11,047,440
U.S. Bancorp	812,200	25,267,542
Wells Fargo & Company	883,600	28,319,380

		82,654,990
Consumer Finance - 3.3%
American Express Company	512,900	28,635,207
Capital One Financial Corp.	187,600	9,637,012
SLM Corp.	698,500	9,758,045

		48,030,264
Diversified Financial Services - 3.5%
Bank of America Corp.	1,685,322	12,387,117
JPMorgan Chase & Company	954,014	31,625,564
NYSE Euronext	238,700	5,802,797

		49,815,478
Insurance - 4.2%
Chubb Corp.	97,300	7,012,411
Lincoln National Corp.	314,098	6,492,406
Loews Corp.	116,000	4,511,240
Marsh & McLennan Companies, Inc.	505,700	16,172,286
Sun Life Financial, Inc. (L)	248,000	5,108,800
The Allstate Corp.	518,700	17,604,678
XL Group PLC	170,400	3,479,568

		60,381,389
Real Estate Investment Trusts - 0.5%
Weyerhaeuser Company	382,113	7,607,870

		281,865,427
Health Care - 7.0%
Biotechnology - 0.8%
Amgen, Inc.	165,200	11,484,703
Health Care Providers & Services - 0.6%
Quest Diagnostics, Inc.	145,900	8,301,710
Life Sciences Tools & Services - 1.0%
Thermo Fisher Scientific, Inc.	281,900	14,230,312
Pharmaceuticals - 4.6%
Bristol-Myers Squibb Company	389,100	12,972,594
Johnson & Johnson (L)	307,400	19,190,982
Merck & Company, Inc.	439,600	16,520,168
Pfizer, Inc.	815,088	17,825,975

		66,509,719

		100,526,444
Industrials - 13.7%
Aerospace & Defense - 2.5%
Honeywell International, Inc.	293,000	16,308,380
Lockheed Martin Corp. (L)	84,100	6,963,480
The Boeing Company	177,600	12,362,736

		35,634,596
Air Freight & Logistics - 1.0%
United Parcel Service, Inc., Class B	201,200	15,077,928

41

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Airlines - 0.6%
United Continental Holdings, Inc. (I)(L)	331,700	$8,348,889
Building Products - 0.7%
Fortune Brands Home & Security, Inc. (I)	20,400	461,448
Masco Corp. (L)	479,200	6,071,464
USG Corp. (I)(L)	193,600	2,985,312

		9,518,224
Commercial Services & Supplies - 0.4%
ACCO Brands Corp. (I)	46,185	421,207
Avery Dennison Corp.	168,200	4,896,302

		5,317,509
Electrical Equipment - 2.0%
Cooper Industries PLC	235,000	16,567,500
Emerson Electric Company	271,100	12,679,347

		29,246,847
Industrial Conglomerates - 4.2%
3M Company	243,200	20,528,513
General Electric Company	2,075,600	39,623,204

		60,151,717
Machinery - 2.3%
Illinois Tool Works, Inc. (L)	330,900	18,580,035
Ingersoll-Rand PLC	212,300	8,770,112
ITT Corp. (L)	103,350	2,121,775
Xylem, Inc.	174,200	4,412,485

		33,884,407

		197,180,117
Information Technology - 6.9%
Communications Equipment - 1.9%
Cisco Systems, Inc.	654,300	10,684,720
Harris Corp.	350,900	13,958,803
Nokia OYJ, ADR (L)	833,700	2,225,980

		26,869,503
Computers & Peripherals - 0.7%
Hewlett-Packard Company	482,700	10,947,636
Electronic Equipment, Instruments & Components - 0.5%
Corning, Inc.	530,700	6,893,794
IT Services - 0.7%
Computer Sciences Corp.	393,300	10,477,512
Semiconductors & Semiconductor Equipment - 1.6%
Analog Devices, Inc.	274,300	9,976,291
Applied Materials, Inc.	752,600	7,774,359
First Solar, Inc. (I)(L)	99,500	1,249,721
Texas Instruments, Inc.	171,000	4,870,081

		23,870,452
Software - 1.5%
Microsoft Corp.	722,900	21,101,451

		100,160,348
Materials - 5.2%
Chemicals - 2.0%
E.I. du Pont de Nemours & Company	158,100	7,629,904
International Flavors & Fragrances, Inc. (L)	111,300	6,275,092
Monsanto Company	197,100	15,216,118

		29,121,114
Construction Materials - 0.6%
Vulcan Materials Company (L)	265,600	9,203,040
Metals & Mining - 0.9%
Nucor Corp.	372,100	13,306,296

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Paper & Forest Products - 1.7%
International Paper Company	583,125	$17,027,248
MeadWestvaco Corp.	244,600	6,726,498

		23,753,746

		75,384,196
Telecommunication Services - 4.2%
Diversified Telecommunication Services - 3.9%
AT&T, Inc.	866,873	29,621,050
CenturyLink, Inc.	231,298	9,071,509
Telefonica SA	309,898	3,443,581
Verizon Communications, Inc.	332,152	13,830,810

		55,966,950
Wireless Telecommunication Services - 0.3%
Vodafone Group PLC	1,940,136	5,196,934

		61,163,884
Utilities - 7.0%
Electric Utilities - 5.7%
Duke Energy Corp.	420,800	9,249,183
Entergy Corp.	249,100	16,074,424
Exelon Corp.	385,200	14,244,695
FirstEnergy Corp.	149,875	7,012,652
Pinnacle West Capital Corp.	162,100	8,004,499
PPL Corp.	163,900	4,485,942
Progress Energy, Inc.	210,800	11,556,055
Xcel Energy, Inc.	389,100	10,902,581

		81,530,031
Multi-Utilities - 1.3%
NiSource, Inc.	664,200	16,664,778
TECO Energy, Inc.	142,900	2,486,458

		19,151,236

		100,681,267

TOTAL COMMON STOCKS (Cost $1,267,333,342)		$1,373,156,213

PREFERRED SECURITIES - 0.6%
Consumer Discretionary - 0.6%
General Motors Company, Series B, 4.750% (L)	233,700	8,581,464

TOTAL PREFERRED SECURITIES (Cost $11,591,990)		$8,581,464

RIGHTS - 0.0%
Telecommunication Services - 0.0%
Telefonica SA (Strike Price: EUR 0.235
Expiration Date: 06/12/2012) (I)	309,890	90,047

TOTAL RIGHTS (Cost $112,200)		$90,047

SECURITIES LENDING COLLATERAL - 9.7%
John Hancock Collateral
Investment Trust, 0.3309% (W)(Y)	14,093,409	141,035,589

TOTAL SECURITIES LENDING
COLLATERAL (Cost $141,042,614)		$141,035,589

SHORT-TERM INVESTMENTS - 4.2%
Money Market Funds - 4.2%
State Street Institutional U.S. Government
Money Market Fund, 0.0317% (Y)	2,145,004	2,145,004

42

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Money Market Funds (continued)
T. Rowe Price Reserve Investment
Fund, 0.1100% (Y)	58,639,793	$58,639,793

		60,784,797

TOTAL SHORT-TERM INVESTMENTS (Cost $60,784,797)		$60,784,797

Total Investments (Equity-Income Fund)
(Cost $1,480,864,943) - 109.5%		$1,583,648,110
Other assets and liabilities, net - (9.5%)		(137,722,679)

TOTAL NET ASSETS - 100.0%		$1,445,925,431

Fundamental Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.3%
Consumer Discretionary - 9.1%
Automobiles - 0.6%
Harley-Davidson, Inc.	169,046	$8,144,629
Distributors - 0.3%
Li & Fung, Ltd.	1,919,000	3,507,487
Household Durables - 0.2%
Hunter Douglas NV	59,727	2,448,659
Internet & Catalog Retail - 1.6%
Expedia, Inc. (L)	136,940	6,284,177
Groupon, Inc. (I)(L)	170,500	1,814,120
Liberty Interactive Corp., Series A (I)	386,434	6,476,634
Netflix, Inc. (I)(L)	95,940	6,086,434

		20,661,365
Media - 2.3%
Grupo Televisa SAB, ADR	114,469	2,173,766
The Walt Disney Company	585,020	26,741,264

		28,915,030
Specialty Retail - 4.0%
Bed Bath & Beyond, Inc. (I)	599,718	43,329,626
CarMax, Inc. (I)(L)	226,545	6,390,834
Tiffany & Company	39,150	2,168,519

		51,888,979
Textiles, Apparel & Luxury Goods - 0.1%
Cie Financiere Richemont SA	31,500	1,803,002

		117,369,151
Consumer Staples - 16.8%
Beverages - 3.8%
Diageo PLC, ADR (L)	232,641	22,179,993
Heineken Holding NV	238,715	9,674,207
The Coca-Cola Company	227,235	16,981,272

		48,835,472
Food & Staples Retailing - 11.4%
Costco Wholesale Corp.	671,540	58,014,341
CVS Caremark Corp.	1,821,356	81,851,739
Sysco Corp.	110,720	3,090,195
Walgreen Company	108,620	3,315,082

		146,271,357
Food Products - 0.6%
Kraft Foods, Inc., Class A	94,210	3,605,417
Nestle SA	18,285	1,038,596

Fundamental Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products (continued)
Unilever NV - NY Shares	98,466	$3,087,894

		7,731,907
Personal Products - 0.1%
Natura Cosmeticos SA	99,200	2,129,737
Tobacco - 0.9%
Philip Morris International, Inc.	136,956	11,574,152

		216,542,625
Energy - 9.8%
Energy Equipment & Services - 1.1%
Schlumberger, Ltd.	104,180	6,589,385
Transocean, Ltd.	173,491	7,083,638

		13,673,023
Oil, Gas & Consumable Fuels - 8.7%
Canadian Natural Resources, Ltd.	1,101,170	31,471,439
China Coal Energy Company, Ltd., H Shares	5,149,189	4,761,783
Devon Energy Corp. (L)	218,961	13,032,559
EOG Resources, Inc.	330,045	32,773,469
Occidental Petroleum Corp.	330,477	26,196,912
OGX Petroleo e Gas Participacoes SA (I)	752,400	3,842,487

		112,078,649

		125,751,672
Financials - 33.6%
Capital Markets - 7.5%
Ameriprise Financial, Inc.	98,576	4,723,762
Julius Baer Group, Ltd. (I)	734,372	23,218,962
The Bank of New York Mellon Corp.	2,841,073	57,844,246
The Charles Schwab Corp.	499,830	6,227,882
The Goldman Sachs Group, Inc.	50,791	4,860,699

		96,875,551
Commercial Banks - 6.0%
Wells Fargo & Company	2,412,861	77,332,195
Consumer Finance - 5.9%
American Express Company	1,362,434	76,064,690
Diversified Financial Services - 0.7%
CME Group, Inc.	9,590	2,470,096
JPMorgan Chase & Company	198,826	6,591,082

		9,061,178
Insurance - 11.5%
ACE, Ltd.	130,750	9,457,148
Alleghany Corp. (I)	57,610	18,953,690
AON PLC	44,550	2,071,575
Berkshire Hathaway, Inc. Class A (I)(L)	272	32,327,200
Everest Re Group, Ltd.	22,940	2,342,633
Fairfax Financial Holdings, Ltd.	18,419	7,143,993
Fairfax Financial Holdings, Ltd.
(Toronto Exchange)	7,153	2,818,677
Loews Corp.	929,337	36,141,916
Markel Corp. (I)	4,879	2,139,393
The Progressive Corp.	1,587,285	34,491,703

		147,887,928
Real Estate Management & Development - 2.0%
Brookfield Asset Management, Inc., Class A	396,230	12,651,624
Hang Lung Group, Ltd.	2,093,000	12,228,482

		24,880,106

		432,101,648

43

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Fundamental Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care - 5.6%
Health Care Equipment & Supplies - 0.3%
Baxter International, Inc.	40,086	$2,029,153
Becton, Dickinson and Company (L)	34,826	2,546,825

		4,575,978
Health Care Providers & Services - 2.2%
Express Scripts Holding Company (I)	548,772	28,640,411
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	118,050	4,799,913
Pharmaceuticals - 2.7%
Johnson & Johnson	153,780	9,600,485
Merck & Company, Inc.	341,304	12,826,204
Pfizer, Inc.	140,854	3,080,477
Roche Holdings AG	56,800	8,906,683

		34,413,849

		72,430,151
Industrials - 5.3%
Aerospace & Defense - 0.5%
Lockheed Martin Corp.	78,990	6,540,372
Commercial Services & Supplies - 1.5%
Iron Mountain, Inc. (L)	661,976	18,767,020
Electrical Equipment - 0.4%
Emerson Electric Company	97,780	4,573,171
Machinery - 0.5%
PACCAR, Inc. (L)	179,300	6,736,301
Marine - 1.1%
China Shipping Development Company, Ltd.,
H Shares	3,670,700	1,995,337
Kuehne & Nagel International AG	119,269	12,724,367

		14,719,704
Transportation Infrastructure - 1.3%
China Merchants Holdings
International Company, Ltd.	5,279,008	15,981,846
LLX Logistica SA (I)	62,300	72,900

		16,054,746

		67,391,314
Information Technology - 8.1%
Computers & Peripherals - 0.4%
Hewlett-Packard Company	246,560	5,591,981
Internet Software & Services - 3.2%
Google, Inc., Class A (I)	71,475	41,516,969
IT Services - 0.6%
Visa, Inc., Class A	64,600	7,441,920
Semiconductors & Semiconductor Equipment - 1.7%
Intel Corp.	155,840	4,026,906
Texas Instruments, Inc.	607,365	17,297,755

		21,324,661
Software - 2.2%
Activision Blizzard, Inc. (L)	647,567	7,602,437
Microsoft Corp.	413,900	12,081,741
Oracle Corp.	343,300	9,087,151

		28,771,329

		104,646,860
Materials - 5.8%
Chemicals - 4.2%
Air Products & Chemicals, Inc.	188,790	14,921,962

Fundamental Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Ecolab, Inc.	114,930	$7,264,725
Monsanto Company	241,244	18,624,037
Potash Corp. of Saskatchewan, Inc.	211,559	8,362,927
Praxair, Inc.	50,600	5,375,744

		54,549,395
Construction Materials - 0.2%
Martin Marietta Materials, Inc. (L)	38,006	2,564,265
Containers & Packaging - 0.3%
Sealed Air Corp.	236,759	3,705,278
Metals & Mining - 1.1%
BHP Billiton PLC	273,885	7,180,505
Rio Tinto PLC (I)	148,946	6,423,145

		13,603,650
Paper & Forest Products - 0.0%
Sino-Forest Corp. (I)(S)	24,905	0
Sino-Forest Corp. (I)(L)	1,038,576	1

		1

		74,422,589
Telecommunication Services - 0.2%
Wireless Telecommunication Services - 0.2%
America Movil SAB de CV,
Series L, ADR (L)	96,976	2,284,755

TOTAL COMMON STOCKS (Cost $970,245,835)		$1,212,940,765

CONVERTIBLE BONDS - 0.0%
Materials - 0.0%
Sino-Forest Corp. 5.000%, 08/01/2013 (H)(S)	$2,107,900	$574,403

TOTAL CONVERTIBLE BONDS (Cost $2,101,621)		$574,403

SECURITIES LENDING COLLATERAL - 4.7%
John Hancock Collateral
Investment Trust, 0.3309% (W)(Y)	6,036,160	60,405,057

TOTAL SECURITIES LENDING
COLLATERAL (Cost $60,395,026)		$60,405,057

SHORT-TERM INVESTMENTS - 6.2%
Commercial Paper - 6.2%
Bank of Tokyo-Mitsubishi UFJ Ltd. 0.160%,
06/06/2012 *	$38,955,000	$38,954,134
Societe Generale North America 0.200%,
06/01/2012 *	40,521,000	40,521,000

		79,475,134

TOTAL SHORT-TERM INVESTMENTS (Cost $79,475,134)		$79,475,134

Total Investments (Fundamental Value Fund)
(Cost $1,112,217,616) - 105.2%		$1,353,395,359
Other assets and liabilities, net - (5.2%)		(66,823,785)

TOTAL NET ASSETS - 100.0%		$1,286,571,574

44

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Global Bond Fund
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 30.0%
Canada - 0.6%
Province of British Columbia
4.300%, 06/18/2042	CAD	500,000	$579,126
Province of Ontario
3.150%, 06/02/2022		2,200,000	2,192,098
4.100%, 06/16/2014		$200,000	213,617
Province of Quebec
4.250%, 12/01/2021	CAD	1,900,000	2,055,223

			5,040,064
France - 3.3%
Government of France
3.000%, 04/25/2022	EUR	2,700,000	3,524,509
3.500%, 04/25/2020 to 04/25/2026		7,600,000	10,370,349
4.000%, 10/25/2038		1,300,000	1,871,073
4.250%, 04/25/2019		700,000	1,003,681
4.500%, 04/25/2041		4,000,000	6,259,907
4.750%, 04/25/2035		400,000	631,129
5.750%, 10/25/2032		300,000	522,038
Societe Financement de l’Economie
Francaise
2.250%, 06/11/2012 (S)		$5,500,000	5,501,425

			29,684,111
Germany - 1.9%
Federal Republic of Germany
4.750%, 07/04/2028	EUR	1,300,000	2,273,749
5.625%, 01/04/2028		3,500,000	6,584,255
6.500%, 07/04/2027		4,000,000	8,099,078

			16,957,082
Italy - 7.2%
Republic of Italy
2.500%, 03/01/2015		2,700,000	3,150,170
3.000%, 04/15/2015 to 11/01/2015		2,400,000	2,786,936
3.125%, 01/26/2015		$800,000	769,565
3.750%, 08/01/2015 to 08/01/2021	EUR	4,600,000	5,381,511
4.250%, 08/01/2013 to 02/01/2019		10,600,000	12,909,860
4.500%, 02/01/2018 to 03/01/2019		4,600,000	5,369,290
4.750%, 01/25/2016		$900,000	892,910
4.750%, 05/01/2017 to 06/01/2017	EUR	11,700,000	14,040,927
5.000%, 03/01/2022 to 09/01/2040		3,600,000	3,867,818
5.250%, 09/20/2016		$700,000	698,766
5.250%, 08/01/2017	EUR	4,400,000	5,386,109
5.500%, 09/01/2022		4,500,000	5,384,527
5.750%, 02/01/2033		2,600,000	3,023,396
6.000%, 08/04/2028	GBP	600,000	829,399
6.875%, 09/27/2023		$300,000	305,340

			64,796,524
Japan - 1.5%
Government of Japan
2.000%, 03/20/2042	JPY	990,000,000	13,179,280

			13,179,280
Mexico - 2.4%
Government of Mexico
6.250%, 06/16/2016	MXN	98,900,000	7,194,534
6.500%, 06/10/2021		75,400,000	5,431,309
8.000%, 06/11/2020		25,000,000	1,987,279
10.000%, 12/05/2024		70,700,000	6,502,950

			21,116,072
Netherlands - 0.4%
Kingdom of Netherlands
2.250%, 07/15/2022	EUR	2,300,000	3,008,417

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Netherlands (continued)
Kingdom of Netherlands (continued)
4.500%, 07/15/2017	EUR	600,000	$873,439

			3,881,856
New Zealand - 3.2%
Dominion of New Zealand
5.000%, 03/15/2019	NZD	17,500,000	14,758,294
5.500%, 04/15/2023		5,800,000	5,168,696
6.000%, 05/15/2021		9,600,000	8,729,075

			28,656,065
Norway - 0.9%
Kommunalbanken AS
2.000%, 01/14/2013		$3,700,000	3,730,932
2.375%, 01/19/2016 (S)		3,000,000	3,123,714
6.500%, 04/12/2021	AUD	1,300,000	1,444,334

			8,298,980
Spain - 2.9%
Fund for Orderly Bank Restructuring
4.400%, 10/21/2013	EUR	1,000,000	1,225,112
Government of Spain
4.000%, 04/30/2020		1,600,000	1,696,123
4.200%, 01/31/2037		100,000	86,696
4.250%, 10/31/2016		7,500,000	8,655,519
5.250%, 04/06/2029	GBP	600,000	733,229
Kingdom of Spain
2.567%, 03/25/2014 (P)	EUR	11,000,000	13,272,472
5.850%, 01/31/2022		300,000	352,860

			26,022,011
United Kingdom - 5.7%
Government of United Kingdom
0.375%, 03/22/2062	GBP	204,456	373,497
3.750%, 09/07/2020 to 09/07/2021		7,300,000	13,378,665
4.000%, 03/07/2022		300,000	563,732
4.250%, 12/07/2027 to 12/07/2040		11,500,000	22,231,534
4.750%, 12/07/2030 to 12/07/2038		6,300,000	12,964,026
5.000%, 03/07/2025		100,000	207,755
6.000%, 12/07/2028		600,000	1,402,514

			51,121,723

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $275,087,002)			$268,753,768

CORPORATE BONDS - 38.6%
Australia - 2.8%
Bank of Scotland PLC (Australia)
4.870%, 07/24/2012 (P)	AUD	2,900,000	2,829,530
Commonwealth Bank of Australia
0.754%, 09/17/2014 (P) (S)		$4,200,000	4,218,816
0.889%, 07/12/2013 (P) (S)		4,400,000	4,418,088
Macquarie Bank, Ltd.
3.300%, 07/17/2014 (S)		5,200,000	5,472,048
National Australia Bank, Ltd.
3.375%, 07/08/2014 (S)		3,400,000	3,580,356
Westpac Banking Corp.
2.700%, 12/09/2014 (S)		1,200,000	1,249,681
2.900%, 09/10/2014 (S)		3,400,000	3,559,671

			25,328,190
Belgium - 0.8%
European Union
2.500%, 12/04/2015	EUR	3,400,000	4,439,111
2.750%, 06/03/2016		1,200,000	1,584,580
3.125%, 01/27/2015		1,100,000	1,446,226

45

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Belgium (continued)
European Union (continued)
3.250%, 04/04/2018	EUR	100,000	$136,188

			7,606,105
Canada - 0.4%
Citigroup Finance Canada, Inc.
5.500%, 05/21/2013	CAD	300,000	298,850
Xstrata Canada Corp
7.350%, 06/05/2012		$3,000,000	3,000,000

			3,298,850
Cayman Islands - 0.2%
UPCB Finance, Ltd.
7.625%, 01/15/2020	EUR	1,400,000	1,778,706

			1,778,706
France - 5.5%
BNP Paribas Home Loan
Covered Bonds SA
2.200%, 11/02/2015 (S)		$5,800,000	5,783,284
3.000%, 07/23/2013	EUR	600,000	759,170
4.750%, 05/28/2013		1,700,000	2,179,808
Cie de Financement Foncier
1.216%, 04/17/2014 (P) (S)		$1,700,000	1,651,361
1.625%, 07/23/2012 (S)		5,300,000	5,303,154
2.125%, 04/22/2013 (S)		4,000,000	4,021,860
2.500%, 09/16/2015 (S)		3,900,000	3,914,508
Credit Agricole Home Loan
1.216%, 07/21/2014 (P) (S)		4,600,000	4,519,578
Dexia Credit Local
2.750%, 04/29/2014 (S)		1,100,000	1,066,859
Dexia Credit Local SA
2.625%, 01/21/2014	EUR	2,500,000	3,112,581
2.750%, 01/10/2014 (S)		$12,500,000	12,359,950
Dexia Municipal Agency SA
3.125%, 09/15/2015	EUR	1,100,000	1,376,399
Lafarge SA
6.500%, 07/15/2016		$2,000,000	2,125,000
Societe Generale Societe de Credit
Fonciere
4.000%, 07/07/2016	EUR	700,000	941,459

			49,114,971
Germany - 7.3%
FMS Wertmanagement
0.741%, 01/20/2014 (P)		5,700,000	7,043,493
0.810%, 02/18/2015 (P)		1,300,000	1,608,491
1.266%, 06/16/2014 (P)	GBP	800,000	1,232,154
2.375%, 12/15/2014	EUR	13,300,000	17,095,875
3.375%, 06/17/2021		2,600,000	3,623,920
IKB Deutsche Industriebank AG
2.125%, 09/10/2012		3,300,000	4,097,149
Kreditanstalt fuer Wiederaufbau
0.625%, 05/29/2015		3,800,000	4,706,201
2.000%, 09/07/2016		4,000,000	5,196,873
5.500%, 06/05/2014	AUD	4,200,000	4,266,323
6.250%, 05/19/2021		9,600,000	10,562,404
Landwirtschaftliche Rentenbank
5.500%, 03/09/2020		4,000,000	4,129,559
Unitymedia Hessen GmbH & Company
KG
8.125%, 12/01/2017	EUR	1,200,000	1,557,991

			65,120,433

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Ireland - 0.7%
German Postal Pensions
Securitisation PLC
3.375%, 01/18/2016	EUR	5,100,000	$6,736,945

			6,736,945
Italy - 0.3%
Intesa Sanpaolo SpA
2.867%, 02/24/2014 (P) (S)		$1,600,000	1,497,733
6.500%, 02/24/2021 (S)		1,200,000	1,039,436

			2,537,169
Luxembourg - 0.6%
Europaeische Hypothekenbank SA
4.005%, 06/13/2014		1,500,000	1,528,104
European Investment Bank
6.125%, 01/23/2017	AUD	800,000	823,600
6.250%, 04/15/2015		2,900,000	2,972,769
Sunrise Communications International SA
7.000%, 12/31/2017	EUR	200,000	259,665

			5,584,138
Netherlands - 4.3%
ABN AMRO Bank NV
3.250%, 01/18/2013		2,500,000	3,142,041
Achmea Hypotheekbank NV
0.816%, 11/03/2014 (P) (S)		$2,300,000	2,277,483
3.200%, 11/03/2014		2,736,000	2,860,452
3.200%, 11/03/2014 (S)		426,000	445,377
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%)
06/30/2019 (Q) (S)		2,475,000	3,087,563
Fortis Bank Nederland Holding NV
3.375%, 05/19/2014	EUR	2,400,000	3,118,162
Gazprom OAO
10.500%, 03/08/2014		$2,300,000	2,581,750
ING Bank NV
2.500%, 01/14/2016 (S)		2,300,000	2,334,875
3.375%, 03/03/2014	EUR	1,800,000	2,328,920
3.900%, 03/19/2014 (S)		$1,100,000	1,155,481
LeasePlan Corp. NV
3.250%, 05/22/2014	EUR	1,100,000	1,426,546
NIBC Bank NV
2.800%, 12/02/2014 (S)		$4,500,000	4,659,795
3.500%, 04/07/2014	EUR	4,000,000	5,196,764
Scotland International Finance No 2 BV
4.250%, 05/23/2013 (S)		$4,200,000	4,212,323

			38,827,532
South Korea - 0.1%
Export-Import Bank of Korea
5.750%, 05/22/2013	EUR	1,100,000	1,400,275

			1,400,275
Sweden - 1.0%
Stadshypotek AB
1.020%, 09/30/2013 (P) (S)		$4,300,000	4,296,659
1.450%, 09/30/2013 (S)		4,300,000	4,336,348

			8,633,007
Switzerland - 0.4%
Eurofima
6.250%, 12/28/2018	AUD	3,300,000	3,401,987

			3,401,987

46

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Tunisia - 0.4%
African Development Bank
5.250%, 03/23/2022	AUD	3,200,000	$3,383,686

			3,383,686
United Kingdom - 5.3%
Abbey National Treasury Services PLC
3.125%, 06/30/2014	EUR	6,400,000	8,177,348
4.000%, 04/27/2016		$3,300,000	3,214,870
Bank of Scotland PLC
4.500%, 10/23/2013	EUR	100,000	129,146
Barclays Bank PLC
3.625%, 04/13/2016		3,300,000	4,396,250
10.179%, 06/12/2021 (S)		$800,000	936,739
BP Capital Markets PLC
3.125%, 10/01/2015		2,400,000	2,526,859
LBG Capital No.1 PLC
7.375%, 03/12/2020	EUR	200,000	192,355
11.040%, 03/19/2020	GBP	2,800,000	4,080,173
LBG Capital No.2 PLC
7.625%, 12/09/2019		2,700,000	3,162,543
Lloyds TSB Bank PLC (12.000% to
12/16/2024, then 3 month
LIBOR + 11.750%)
12/16/2024 (Q) (S)		$2,600,000	2,643,550
Nationwide Building Society
2.875%, 09/14/2015	EUR	800,000	1,035,080
4.625%, 09/13/2012		4,600,000	5,746,101
5.500%, 07/18/2012 (S)		$4,300,000	4,320,017
5.500%, 07/18/2012		2,200,000	2,212,762
Pearson Dollar Finance Two PLC
6.250%, 05/06/2018 (S)		1,000,000	1,195,194
Tate & Lyle International Finance PLC
5.000%, 11/15/2014 (S)		300,000	318,662
Westpac Securities NZ, Ltd.
3.450%, 07/28/2014 (S)		3,000,000	3,166,104

			47,453,753
United States - 8.5%
Ally Financial, Inc.
6.875%, 08/28/2012		1,900,000	1,916,625
Altria Group, Inc.
9.250%, 08/06/2019		1,600,000	2,199,565
American International Group, Inc.
6.797%, 11/15/2017 (S)	EUR	142,000	195,013
American International Group, Inc.
(8.175% to 05/15/2038, then 3 month
LIBOR + 4.195%)
05/15/2058		$2,600,000	2,700,750
American International Group, Inc.,
Series REGS (8.000% to 05/22/2018,
then 3 month EURIBOR + 4.450%)
05/22/2038	EUR	1,150,000	1,357,987
AutoZone, Inc.
5.875%, 10/15/2012		$500,000	509,188
Bank of America Corp.
5.650%, 05/01/2018		1,000,000	1,042,064
CBS Corp.
8.875%, 05/15/2019		1,800,000	2,404,967
CIT Group, Inc.
5.250%, 04/01/2014 (S)		3,000,000	3,052,500
Citigroup, Inc.
0.745%, 06/09/2016 (P)		2,300,000	1,944,342
0.805%, 03/05/2014 (P)	EUR	3,500,000	4,203,009
6.000%, 08/15/2017		$1,000,000	1,084,509

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
United States (continued)
D.R. Horton, Inc.
5.250%, 02/15/2015		$1,800,000	$1,881,000
Dexia Credit Local/New York
2.000%, 03/05/2013 (S)		4,600,000	4,559,962
HCA, Inc.
7.875%, 02/15/2020		2,000,000	2,195,000
International Finance Corp.
5.000%, 08/03/2016	AUD	700,000	721,964
5.750%, 06/24/2014		1,300,000	1,333,850
International Lease Finance Corp.
6.375%, 03/25/2013		$800,000	816,000
6.750%, 09/01/2016 (S)		4,100,000	4,397,250
7.125%, 09/01/2018 (S)		500,000	550,000
Intuit, Inc.
5.750%, 03/15/2017		2,000,000	2,312,196
Jones Apparel Group, Inc.
5.125%, 11/15/2014		600,000	607,500
Lehman Brothers Holdings, Inc.
5.625%, 01/24/2013 (H)		3,600,000	832,500
6.875%, 05/02/2018 (H)		4,200,000	987,000
Loews Corp.
5.250%, 03/15/2016		200,000	225,382
Masco Corp.
6.125%, 10/03/2016		700,000	748,143
Merrill Lynch & Company, Inc.
0.973%, 05/30/2014 (P)	EUR	600,000	695,522
0.980%, 01/31/2014 to 08/25/2014 (P)		5,700,000	6,634,243
6.750%, 05/21/2013		300,000	383,189
6.875%, 04/25/2018		$3,100,000	3,407,712
Morgan Stanley
0.916%, 10/18/2016 (P)		100,000	83,801
1.001%, 03/01/2013 (P)	EUR	1,100,000	1,335,631
1.177%, 01/16/2017 (P)		100,000	100,779
2.066%, 01/24/2014 (P)		$3,700,000	3,561,098
Sealed Air Corp.
5.625%, 07/15/2013 (S)		700,000	724,500
Springleaf Finance Corp.
6.900%, 12/15/2017		2,000,000	1,570,000
The Bear Stearns Companies LLC
7.250%, 02/01/2018		200,000	235,897
The Goldman Sachs Group, Inc.
0.924%, 03/22/2016 (P)		2,000,000	1,789,918
The Ryland Group, Inc.
6.625%, 05/01/2020		2,000,000	2,010,000
Transocean, Inc.
4.950%, 11/15/2015		2,700,000	2,915,309
Wal-Mart Stores, Inc.
6.200%, 04/15/2038		400,000	533,362
WM Covered Bond Program
4.375%, 05/19/2014	EUR	4,000,000	5,193,915

			75,953,142

TOTAL CORPORATE BONDS (Cost $350,476,255)			$346,158,889

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 33.9%
U.S. Government - 2.4%
Treasury Inflation Protected Securities
1.750%, 01/15/2028		$10,183,221	12,950,196
2.500%, 01/15/2029		5,983,208	8,431,650

			21,381,846
U.S. Government Agency - 31.5%
Federal Home Loan Mortgage Corp.
4.000%, 12/01/2040 to 09/01/2041		841,731	893,656

47

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association
1.358%, 11/01/2042 to 10/01/2044 (P)		$2,190,015	$2,191,106
2.053%, 11/01/2035 (P)		225,522	230,171
3.500%, TBA		16,000,000	16,763,267
3.500%, 03/01/2041		6,649,640	6,988,415
3.730%, 01/01/2018		5,000,000	5,372,801
4.000%, TBA		110,000,000	116,956,813
4.000%, 08/01/2040 to 09/01/2041		9,768,304	10,401,776
4.500%, TBA		114,000,000	122,298,941
5.114%, 09/01/2035 (P)		199,745	216,485
5.170%, 07/01/2035 (P)		130,458	139,089

			282,452,520

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $301,862,966)			$303,834,366

MUNICIPAL BONDS - 3.0%
American Municipal Power, Inc. (Ohio)
7.734%, 02/15/2033		1,400,000	1,896,650
8.084%, 02/15/2050		3,600,000	5,251,572
Bay Area Toll Authority (California)
6.907%, 10/01/2050		1,700,000	2,373,608
Buckeye Tobacco Settlement Financing
Authority (Ohio) 5.875%, 06/01/2047		1,700,000	1,293,190
City of New York 5.237%, 12/01/2021		2,300,000	2,831,576
Golden State Tobacco Securitization Corp.
(California) 5.125%, 06/01/2047		300,000	215,874
Los Angeles Community College District
(California) 6.750%, 08/01/2049		1,900,000	2,565,950
Los Angeles County Public Works
Financing Authority (California)
7.618%, 08/01/2040		2,100,000	2,758,833
7.488%, 08/01/2033		100,000	133,129
Municipal Electric Authority of Georgia
6.655%, 04/01/2057		500,000	582,760
New York City Municipal Water Finance
Authority, Series 1289
7.569%, 12/15/2013 (S)		130,000	160,520
Northside Independent School
District (Texas)
5.741%, 08/15/2035		700,000	809,718
5.891%, 08/15/2040		1,500,000	1,735,890
State of California
7.950%, 03/01/2036		100,000	119,489
7.700%, 11/01/2030		800,000	952,320
7.600%, 11/01/2040		2,100,000	2,755,977
Triborough Bridge & Tunnel Authority
(New York) 5.550%, 11/15/2040		400,000	501,592

TOTAL MUNICIPAL BONDS (Cost $21,529,049)			$26,938,648

TERM LOANS (M) - 0.6%
United States - 0.3%
Springleaf Finance Funding Company
5.500%, 05/10/2017		3,200,000	2,937,334

			2,937,334
Germany - 0.3%
Kabel Deutschland Holding AG
4.386%, 12/13/2016	EUR	1,900,000	2,348,550

			2,348,550

TOTAL TERM LOANS (Cost $5,694,547)			$5,285,884

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS - 14.3%
Commercial & Residential - 13.7%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1
3.118%, 09/25/2035 (P)		$102,264	$82,252
American Home
Mortgage Investment Trust
Series 2007-1, Class GA2,
0.479%, 05/25/2047 (P)		248,626	18,506
Series 2004-3, Class 5A,
2.547%, 10/25/2034 (P)		281,665	254,246
Atomium Mortgage Finance BV,
Series 2003-I, Class A
0.597%, 07/01/2034 (P)	EUR	200,160	238,312
Banc of America Funding Corp.
Series 2006-A, Class 1A1,
2.647%, 02/20/2036 (P)		$1,037,775	943,111
Series 2006-J, Class 4A1,
5.717%, 01/20/2047 (P)		144,428	87,034
BCAP LLC Trust, Series 2006-AA2,
Class A1
0.409%, 01/25/2037 (P)		1,674,309	865,655
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2005-5, Class A2,
2.250%, 08/25/2035 (P)		830,601	763,880
Series 2005-9, Class A1,
2.400%, 10/25/2035 (P)		1,910,554	1,653,382
Series 2005-2, Class A1,
2.570%, 03/25/2035 (P)		1,313,310	1,271,310
Series 2003-5, Class 1A2,
2.637%, 08/25/2033 (P)		53,060	51,707
Series 2003-7, Class 6A,
2.695%, 10/25/2033 (P)		108,183	108,347
Series 2003-9, Class 2A1,
2.948%, 02/25/2034 (P)		21,238	19,546
Series 2005-2, Class A2,
3.078%, 03/25/2035 (P)		309,049	301,668
Series 2004-2, Class 23A,
3.189%, 05/25/2034 (P)		83,679	71,770
Series 2004-2, Class 22A,
3.208%, 05/25/2034 (P)		196,510	188,632
Series 2005-4, Class 3A1,
4.950%, 08/25/2035 (P)		469,531	378,014
Bear Stearns Alt-A Trust
Series 2006-8, Class 3A1,
0.399%, 02/25/2034 (P)		75,211	61,359
Series 2006-6, Class 31A1,
2.738%, 11/25/2036 (P)		1,797,831	974,852
Series 2005-9, Class 24A1,
2.774%, 11/25/2035 (P)		716,185	438,474
Series 2006-6, Class 32A1,
2.809%, 11/25/2036 (P)		1,377,796	730,924
Series 2005-7, Class 22A1,
2.833%, 09/25/2035 (P)		1,531,561	1,035,153
Bear Stearns Structured Products, Inc.,
Series 2007-R6, Class 1A1
2.780%, 01/26/2036 (P)		819,983	487,185
Bella Vista Mortgage Trust,
Series 2005-2, Class 2A1
0.490%, 05/20/2045 (P)		597,559	323,948
Citigroup Mortgage Loan Trust, Inc.
Series 2005-12, Class 2A1,
1.039%, 08/25/2035 (P) (S)		1,092,138	671,560
Series 2005-6, Class A1,
2.230%, 09/25/2035 (P)		465,950	430,165

48

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Citigroup Mortgage Loan Trust, Inc. (continued)
Series 2005-6, Class A2,
2.450%, 09/25/2035 (P)	$499,237	$434,495
Series 2005-11, Class A2A,
2.580%, 10/25/2035 (P)	1,279,021	1,131,743
Series 2005-11, Class 1A1,
2.600%, 05/25/2035 (P)	288,676	263,238
Commercial Mortgage Pass Through
Certificates, Series 2006-CN2A,
Class A2FL
0.460%, 02/05/2019 (P) (S)	2,600,000	2,456,826
Countrywide Alternative Loan Trust
Series 2007-OA7, Class A1A,
0.419%, 05/25/2047 (P)	1,848,591	1,027,292
Series 2006-OA19, Class A1,
0.420%, 02/20/2047 (P)	1,916,868	891,127
Series 2006-OA1, Class 2A1,
0.450%, 03/20/2046 (P)	1,173,864	574,963
Series 2005-81, Class A1,
0.519%, 02/25/2037 (P)	3,587,799	1,818,666
Series 2007-11T1, Class A12,
0.589%, 05/25/2037 (P)	452,385	234,282
Series 2005-56, Class 2A3,
1.652%, 11/25/2035 (P)	94,501	54,211
Series 2005-56, Class 2A2,
2.192%, 11/25/2035 (P)	94,565	56,195
Series 2005-21CB, Class A3,
5.250%, 06/25/2035	149,092	122,827
Series 2007-7T2, Class A9,
6.000%, 04/25/2037	206,686	125,288
Series 2007-16CB, Class 5A1,
6.250%, 08/25/2037	200,925	124,185
Countrywide Home Loan Mortgage
Pass Through Trust
Series 2004-25, Class 1A1,
0.569%, 02/25/2035 (P)	210,373	144,214
Series 2004-25, Class 2A1,
0.579%, 02/25/2035 (P)	253,832	175,276
Series 2005-R2, Class 1AF1,
0.579%, 06/25/2035 (P) (S)	464,424	395,133
Series 2005-HYB9, Class 3A2A,
2.595%, 02/20/2036 (P)	456,558	336,020
Series 2005-HYB9, Class 5A1,
2.610%, 02/20/2036 (P)	486,675	308,761
Series 2004-22, Class A3,
2.620%, 11/25/2034 (P)	215,907	177,868
Series 2004-12, Class 12A1,
2.643%, 08/25/2034 (P)	605,544	469,285
Series 2004-12, Class 11A1,
2.805%, 08/25/2034 (P)	61,186	45,016
Credit Suisse First Boston
Mortgage Securities Corp.
Series 2003-AR18, Class 2A3,
2.544%, 07/25/2033 (P)	19,896	18,768
Series 2003-AR20, Class 2A1,
2.594%, 08/25/2033 (P)	202,742	199,047
Credit Suisse Mortgage
Capital Certificates
Series 2007-C3, Class A2,
5.678%, 06/15/2039 (P)	398,837	398,570
Series 2010-UD1, Class A,
5.774%, 12/18/2049 (P) (S)	300,000	331,274

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Crusade Global Trust
Series 2004-2, Class A2,
0.826%, 11/19/2037 (P)	EUR	463,576	$566,737
Series 2005-2, Class A2,
3.950%, 08/14/2037 (P)	AUD	2,282,380	2,160,843
Dutch Mortgage Portfolio Loans BV,
Series III, Class A
0.935%, 11/20/2035 (P)	EUR	753,562	926,368
Eurosail PLC, Series 2006-1X, Class A2C
1.200%, 06/10/2044 (P)	GBP	2,598,853	3,425,314
First Flexible PLC, Series 7, Class A
1.279%, 09/15/2033 (P)		456,374	634,779
First Horizon Asset Securities, Inc.
Series 2003-AR4, Class 2A1,
2.541%, 12/25/2033 (P)		$108,145	97,292
Series 2005-AR3, Class 2A1,
2.684%, 08/25/2035 (P)		106,644	86,575
First Republic Mortgage Loan Trust,
Series 2001-FRB1, Class A
0.589%, 11/15/2031 (P)		306,645	287,202
Fosse Master Issuer PLC, Series 2012-1A,
Class 2B2
2.873%, 04/18/2013 (P) (S)	GBP	2,900,000	4,469,480
German Residential Asset
Note Distributor PLC, Series 2006-1,
Class A
0.981%, 07/20/2016 (P)	EUR	1,074,052	1,201,900
GMAC Mortgage Corp. Loan Trust,
Series 2004-AR1, Class 22A
3.260%, 06/25/2034 (P)		$17,410	15,447
Gosforth Funding PLC, Series 2011-1,
Class A2
2.464%, 04/24/2047 (P)	GBP	1,800,000	2,766,093
Great Hall Mortgages PLC
Series 2007-1, Class A2B,
0.992%, 03/18/2039 (P)	EUR	1,767,895	1,776,239
Series 2006-1, Class A2B,
1.012%, 06/18/2038 (P)		1,651,762	1,688,535
Series 2007-1, Class A2A,
1.167%, 03/18/2039 (P)	GBP	1,520,391	1,909,891
Greenpoint Mortgage Funding Trust,
Series 2006-AR6, Class A1A
0.319%, 10/25/2046 (P)		$50,359	49,338
Greenpoint Mortgage Pass-Through
Certificates, Series 2003-1, Class A1
3.130%, 10/25/2033 (P)		14,205	12,419
GS Mortgage Securities Corp. II,
Series 2010-C1, Class A2
4.592%, 08/10/2043 (S)		1,100,000	1,226,930
GSR Mortgage Loan Trust, Series 2003-1,
Class A2
1.940%, 03/25/2033 (P)		109,481	105,371
Harborview Mortgage Loan Trust
Series 2006-12, Class 2A2A,
0.430%, 01/19/2038 (P)		1,635,130	974,897
Series 2006-1, Class 2A1A,
0.480%, 03/19/2036 (P)		1,124,286	573,510
Series 2003-1, Class A,
2.973%, 05/19/2033 (P)		201,487	194,701
Series 2005-4, Class 3A1,
3.081%, 07/19/2035 (P)		35,443	25,316
Holmes Master Issuer PLC,
Series 2010-1A, Class A3
2.157%, 10/15/2054 (P) (S)	EUR	3,800,000	4,727,035

49

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Indymac Index Mortgage Loan Trust,
Series 2004-AR11, Class 2A
2.653%, 12/25/2034 (P)		$65,765	$50,113
Intesa Sec SpA
0.860%, 10/30/2033 (P)	EUR	1,550,000	1,763,560
JPMorgan Alternative Loan Trust,
Series 2006-A6, Class 2A1
5.500%, 11/25/2036 (P)		$198,900	196,594
JPMorgan Mortgage Trust
Series 2003-A2, Class 3A1,
2.365%, 11/25/2033 (P)		116,071	109,939
Series 2007-A1, Class 5A6,
2.850%, 07/25/2035 (P)		390,109	307,129
Series 2006-A1, Class 3A2,
5.218%, 02/25/2036 (P)		1,004,546	745,629
Mansard Mortgages PLC, Series 2007-2X,
Class A1
1.689%, 12/15/2049 (P)	GBP	7,334,161	9,492,321
Mellon Residential Funding Corp.,
Series 2000-TBC3, Class A1
0.679%, 12/15/2030 (P)		$514,542	483,007
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A8, Class A3A2,
0.489%, 08/25/2036 (P)		121,032	103,846
Series 2003-C, Class A1,
0.899%, 06/25/2028 (P)		475,053	450,521
Series 2003-A2, Class 1A1,
2.380%, 02/25/2033 (P)		101,686	96,075
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-8,
Class A3
5.965%, 08/12/2049 (P)		2,000,000	2,197,856
MLCC Mortgage Investors, Inc.,
Series 2005-2, Class 1A
1.996%, 10/25/2035 (P)		667,217	607,862
NCUA Guaranteed Notes
Series 2010-R1, Class 1A,
0.689%, 10/07/2020 (P)		3,212,401	3,218,923
Series 2010-R2, Class 2A,
0.709%, 11/05/2020 (P)		19,587,225	19,608,575
Newgate Funding PLC
Series 2007-3X, Class A1,
1.639%, 12/15/2050 (P)	GBP	837,442	1,269,000
Series 2007-3X, Class A3,
2.039%, 12/15/2050 (P)		4,200,000	4,602,410
Opera Finance PLC
1.211%, 02/02/2017 (P)		3,108,072	4,454,849
Puma Finance, Ltd.
Series 2006-G5, Class A1,
0.537%, 02/21/2038 (P) (S)		$613,480	590,368
Series 2005-P11, Class BA,
4.110%, 08/22/2037 (P)	AUD	199,309	187,011
Series 2004-P10, Class BA,
4.330%, 07/12/2036 (P)		222,034	212,198
Residential Accredit Loans, Inc.
Series 2007-QO2, Class A1,
0.389%, 02/25/2047 (P)		$408,287	178,787
Series 2006-QO6, Class A1,
0.419%, 06/25/2046 (P)		1,851,194	616,609
Series 2006-QO3, Class A1,
0.449%, 04/25/2046 (P)		1,142,215	413,526
Residential Asset Securitization Trust
Series 2006-R1, Class A2,
0.639%, 01/25/2046 (P)		491,155	205,793

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Residential Asset
Securitization Trust (continued)
Series 2005-A15, Class 5A1,
5.750%, 02/25/2036		$231,145	$155,964
Residential Funding Mortgage
Securities I, Series 2005-SA4,
Class 1A21
3.120%, 09/25/2035 (P)		151,976	104,705
RMAC Securities PLC,
Series 2006-NS1X, Class A2A
1.190%, 06/12/2044 (P)	GBP	956,381	1,237,429
Sequoia Mortgage Trust, Series 5, Class A
0.590%, 10/19/2026 (P)		$129,519	117,761
Structured Adjustable Rate
Mortgage Loan Trust
Series 2004-19, Class 2A1,
1.552%, 01/25/2035 (P)		623,798	363,940
Series 2004-1, Class 4A1,
2.729%, 02/25/2034 (P)		135,034	129,541
Series 2004-1, Class 4A2,
2.729%, 02/25/2034 (P)		742,687	712,478
Series 2004-12, Class 7A1,
2.749%, 09/25/2034 (P)		354,562	337,448
Series 2004-4, Class 3A2,
2.808%, 04/25/2034 (P)		312,823	273,161
Structured Asset Mortgage
Investments, Inc., Series 2006-AR3,
Class 12A1
0.459%, 05/25/2036 (P)		1,506,487	711,398
Structured Asset Securities Corp.,
Series 2006-11, Class A1
2.804%, 10/25/2035 (P) (S)		312,221	246,904
Superannuation Members Home Loans
Global Fund, Series 2004-7, Class A1
0.755%, 03/09/2036 (P)		437,438	437,061
Swan
Series 2006-1E, Class A1,
0.547%, 05/12/2037 (P)		834,617	811,970
Series 2006-1E, Class A2,
3.920%, 05/12/2037 (P)	AUD	751,155	713,092
Series 2010-1, Class A,
4.970%, 04/25/2041 (P)		1,591,576	1,531,052
Torrens Trust, Series 2007-1, Class A
4.150%, 10/19/2038 (P)		1,075,379	1,013,487
WaMu Mortgage Pass Through
Certificates, Series 2005-AR13,
Class A1A1
0.529%, 10/25/2045 (P)		$144,333	114,487
WaMu Mortgage Pass-
Through Certificates
Series 2005-AR6, Class 2A1A,
0.469%, 04/25/2045 (P)		404,780	322,664
Series 2005-AR2, Class 2A1A,
0.549%, 01/25/2045 (P)		223,932	184,425
Series 2006-AR19, Class 1A,
0.898%, 01/25/2047 (P)		485,134	282,143
Series 2006-AR17, Class 1A1A,
0.968%, 12/25/2046 (P)		369,487	262,292
Series 2006-AR3, Class A1A,
1.152%, 02/25/2046 (P)		789,497	603,208
Series 2002-AR17, Class 1A,
1.352%, 11/25/2042 (P)		262,437	223,438
Series 2003-AR5, Class A7,
2.456%, 06/25/2033 (P)		84,494	84,805

50

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
WaMu Mortgage Pass-Through
Certificates (continued)
Series 2003-AR9, Class 1A6,
2.457%, 09/25/2033 (P)		$2,528,647	$2,540,370
Washington Mutual Alternative Mortgage
Pass-Through Certificates,
Series 2006-AR5, Class 3A
1.092%, 07/25/2046 (P)		352,730	129,920
Wells Fargo Mortgage
Backed Securities Trust
Series 2006-AR2, Class 2A1,
2.626%, 03/25/2036 (P)		1,959,505	1,717,135
Series 2004-S, Class A1,
2.687%, 09/25/2034 (P)		207,200	206,668

			122,399,221
U.S. Government Agency - 0.6%
Federal Home Loan Mortgage Corp.,
Series T-63, Class 1A1
1.358%, 02/25/2045 (P)		214,077	207,703
Federal National Mortgage Association
Series 2005-120, Class NF,
0.339%, 01/25/2021 (P)		89,072	88,975
Series 2006-15, Class FC,
0.369%, 03/25/2036 (P)		307,772	286,741
Series 2006-16, Class FC,
0.539%, 03/25/2036 (P)		1,268,558	1,270,017
Series 2003-W6, Class F,
0.589%, 09/25/2042 (P)		401,741	398,077
Series 2004-W2, Class 5AF,
0.589%, 03/25/2044 (P)		299,845	290,494
Series 2010-136, Class FA,
0.739%, 12/25/2040 (P)		2,679,354	2,677,796
Series 2006-5, Class 3A2,
2.554%, 05/25/2035 (P)		418,927	435,690

			5,655,493

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $144,924,845)			$128,054,714

ASSET BACKED SECURITIES - 2.4%
Access Group, Series 2008-1, Class A
1.766%, 10/27/2025 (P)		1,877,559	1,878,981
Aegis Asset Backed Securities Trust,
Series 2005-4, Class 1A4
0.609%, 10/25/2035 (P)		2,472,194	2,101,165
Aquilae CLO PLC, Series 2006-1X,
Class A
1.754%, 01/17/2023 (P)	EUR	3,028,786	3,582,479
Bumper 2 SA, Series 2009-3, Class A
2.353%, 06/20/2022 (P)		22,181	27,434
Duane Street CLO, Series 2005-1A,
Class A2
0.716%, 11/08/2017 (P) (S)		$963,822	941,926
Globaldrive BV, Series 2011-AA, Class A
1.145%, 04/20/2019 (P) (S)	EUR	1,214,701	1,505,378
GSRPM Mortgage Loan Trust,
Series 2003-1, Class A2
0.939%, 01/25/2032 (P)		$57,128	56,664
Harvest CLO SA, Series IX, Class A1
1.587%, 03/29/2017 (P)	EUR	471,803	572,005
Landmark CDO, Ltd., Series 2005-1A,
Class A1L
0.767%, 06/01/2017 (P) (S)		$2,885,838	2,838,253

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

ASSET BACKED SECURITIES (continued)
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
0.799%, 10/25/2034 (P)		$134,514	$110,380
Magnolia Funding, Ltd.
Series 2010-1A, Class A1,
1.314%, 04/11/2021 (P) (S)	EUR	1,487,174	1,714,112
Series 2010-1A, Class A2,
3.000%, 04/20/2017 (S)		600,000	720,894
Series 2010-1A, Class A1,
3.000%, 04/20/2017 (S)		353,178	435,219
Mid-State Trust, Series 1995-4, Class A
8.330%, 04/01/2030		$788,795	793,092
Pacifica CDO, Ltd., Series 2004-4X,
Class A1l
0.817%, 02/15/2017 (P)		700,983	693,185
Penta CLO SA, Series 2007-1X, Class A1
1.166%, 06/04/2024 (P)	EUR	871,477	995,532
SACO I, Inc., Series 2005-10, Class 1A
0.759%, 06/25/2036 (P)		$202,045	162,838
SLM Student Loan Trust, Series 2003-6,
Class A4
0.674%, 12/17/2018 (P)		199,204	198,698
The Plymouth Rock CLO, Ltd.,
Series 2010-1A, Class A
1.966%, 02/16/2019 (P) (S)		1,003,628	999,753
Whitney CLO, Ltd., Series 2004-1A,
Class A1LA
0.757%, 03/01/2017 (P) (S)		891,114	884,268

TOTAL ASSET BACKED SECURITIES (Cost $21,942,509)			$21,212,256

PREFERRED SECURITIES - 0.0%
United States - 0.0%
SLM Corp., 4.353%		6,200	$134,850

TOTAL PREFERRED SECURITIES (Cost $69,750)			$134,850

OPTIONS PURCHASED - 0.0%
Call Options - 0.0%
Over the Counter Call on the USD vs.
JPY (Expiration Date: 06/19/2012;
Strike Price: $90.00; Counterparty:
Morgan Stanley). (I)		$79,000,000	$2,291
Over the Counter Call on the USD vs.
JPY (Expiration Date: 06/21/2012;
Strike Price: $90.00; Counterparty:
Morgan Stanley). (I)		100,000,000	6,400
Over the Counter Call on the USD vs.
JPY (Expiration Date: 06/27/2012;
Strike Price: $90.00;
Counterparty: Citibank). (I)		100,000,000	19,700
Over the Counter Call on the USD vs.
JPY (Expiration Date: 07/03/2012;
Strike Price: $88.25;
Counterparty: Citibank). (I)		40,000,000	4,000

			32,391

TOTAL OPTIONS PURCHASED (Cost $31,900)			$32,391

SHORT-TERM INVESTMENTS - 12.4%
U.S. Government* - 1.5%
U.S. Treasury Bill
0.077%, 07/26/2012 (D)		571,000	570,926
0.081%, 08/02/2012		130,000	129,982
0.139%, 08/23/2012 (F)		1,496,000	1,495,543
0.140%, 10/11/2012 (F)		923,000	922,526
0.140%, 11/01/2012 (D)		1,392,000	1,391,173

51

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

SHORT-TERM INVESTMENTS (continued)
U.S. Government* (continued)
U.S. Treasury Bill (continued)
0.140%, 11/15/2012 (D) (F)		$3,360,000	$3,357,818
0.146%, 09/13/2012 (D) (F)		1,392,000	1,391,419
0.146%, 02/07/2013 (D) (F)		600,000	599,391
0.164%, 04/04/2013 (D) (F)		2,712,000	2,708,213
0.183%, 05/30/2013		672,000	670,763

			13,237,754
Foreign Government* - 9.3%
Mexico Treasury Bill
4.316%, 10/18/2012	MXN	4,000,000,000	27,394,740
4.352%, 06/28/2012		460,000,000	3,194,888
4.352%, 10/04/2012		200,000,000	1,372,866
4.400%, 09/20/2012		1,950,000,000	13,401,817
5.109%, 08/23/2012		1,400,000,000	9,657,914
5.567%, 08/09/2012		1,430,000,000	9,879,917
6.068%, 07/26/2012		2,510,000,000	17,372,456
7.162%, 07/12/2012		200,000,000	1,386,698

			83,661,296
Repurchase Agreement - 1.0%
Repurchase Agreement with Barclays
Capital dated 05/31/2012 at 0.230% to
be repurchased at $8,300,053 on
06/01/2012, collateralized by
$7,836,669 Government National
Mortgage Association, 4.000% due
02/20/2042 (valued at $8,570,949,
including interest)		$8,300,000	8,300,000
State Street Bank Repurchase Agreement
dated 05/31/2012 at 0.010% to be
repurchased at $408,000 on 06/01/2012,
collateralized by $420,000 Federal
Home Loan Bank, 0.280% due
08/02/2013 (valued at $420,394,
including interest)		408,000	408,000

			8,708,000
Commercial Paper - 0.6%
Itau Unibanco SA 1.587%, 11/13/2012 *		5,100,000	5,062,900

			5,062,900

TOTAL SHORT-TERM INVESTMENTS (Cost $119,887,252)			$110,669,950

Total Investments (Global Bond Fund)
(Cost $1,241,506,075) - 135.2%			$1,211,075,716
Other assets and liabilities, net - (35.2%)			(315,635,629)

TOTAL NET ASSETS - 100.0%			$895,440,087

SALE COMMITMENTS OUTSTANDING - (4.1)%
U.S. Government Agency - (4.1)%
Federal National Mortgage Association
3.500%, TBA (C)		(6,000,000)	(6,301,928)
4.000%, TBA (C)		(29,000,000)	(30,846,369)

TOTAL U.S. GOVERNMENT AGENCY (Cost $(37,101,641))			$(37,148,297)

Global Real Estate Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.8%
Australia - 8.0%
Aspen Group	509,577	$223,191
Centro Retail Australia (I)	104,859	193,813
Dexus Property Group	2,001,702	1,831,780
Goodman Group	996,160	3,276,081
GPT Group	1,557,492	4,912,241
Investa Office Fund	1,212,084	3,172,788
Mirvac Group	1,547,983	1,850,021
Premier Investment Corp.	302	1,112,016
Stockland	1,264,513	3,920,683
Westfield Group	1,482,683	13,116,764
Westfield Retail Trust	2,317,811	6,132,376

		39,741,754
Austria - 0.1%
Conwert Immobilien Invest Se	64,000	672,956
Canada - 4.8%
Boardwalk Real Estate Investment Trust	14,700	835,019
Canadian Apartment Properties REIT (I)(S)	36,950	860,384
Canadian Apartment Properties REIT	26,100	607,741
Canadian Real Estate Investment Trust	92,000	3,505,059
Chartwell Seniors Housing Real
Estate Investment Trust	756,650	7,091,419
Dundee Real Estate Investment Trust	77,700	2,709,739
First Capital Realty, Inc.	72,050	1,264,023
H&R Real Estate Investment Trust	300,650	6,986,106

		23,859,490
China - 1.0%
Agile Property Holdings, Ltd.	850,000	977,421
Country Garden Holdings Company (I)	5,900,447	2,198,314
Evergrande Real Estate Group, Ltd.	3,398,000	1,861,908

		5,037,643
France - 3.4%
ICADE	34,000	2,643,964
Klepierre SA	170,272	5,282,074
Unibail-Rodamco SE	54,500	9,045,451

		16,971,489
Germany - 0.8%
Deutsche Euroshop AG	28,927	1,068,363
GSW Immobilien AG (I)	87,671	3,061,099

		4,129,462
Guernsey, C.I. - 0.0%
Camper & Nicholsons
Marina Investments, Ltd. (I)	1,200,000	194,191
Hong Kong - 9.2%
China Overseas Land & Investment, Ltd.	979,452	2,047,022
Hang Lung Properties, Ltd.	1,274,592	4,044,738
Henderson Land Development Company, Ltd.	694,000	3,466,278
Hong Kong Land Holdings, Ltd.	1,319,000	7,334,562
New World Development Company, Ltd.	4,040,000	4,321,521
Sino Land Company, Ltd.	768,000	1,065,806
Sun Hung Kai Properties, Ltd.	1,002,173	11,344,101
The Link REIT	1,427,500	5,526,439
Wharf Holdings, Ltd.	1,188,900	6,205,799

		45,356,266
Italy - 0.0%
BGP Holdings PLC (I)	4,606,148	6
Japan - 8.7%
Aeon Mall Company, Ltd.	35,200	688,172
Daiwahouse Residential Investment Corp.	128	871,179
Japan Prime Realty Investment Corp.	567	1,620,199
Japan Real Estate Investment Corp.	392	3,458,841

52

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Global Real Estate Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Japan Retail Fund Investment Corp.	1,142	$1,793,998
Mitsubishi Estate Company, Ltd.	691,000	10,669,845
Mitsui Fudosan Company, Ltd.	621,000	10,278,020
Mori Hills Reit Investment Corp.	263	1,069,880
Nippon Building Fund, Inc.	322	2,929,424
Sumitomo Realty &
Development Company, Ltd.	352,000	7,341,309
Tokyu REIT, Inc.	99	493,200
United Urban Investment Corp.	1,682	1,818,794

		43,032,861
Jersey, C.I. - 0.4%
LXB Retail Properties PLC (I)	1,040,000	1,770,668
Netherlands - 0.9%
Corio NV	73,006	3,040,562
Wereldhave NV	23,000	1,410,865

		4,451,427
Norway - 0.4%
Norwegian Property ASA	1,525,000	2,033,796
Singapore - 4.4%
Ascendas Real Estate Investment Trust	2,004,000	3,180,539
CapitaCommercial Trust	3,285,000	3,129,540
Capitaland, Ltd.	2,616,500	5,134,974
CapitaMall Trust	1,507,000	2,118,068
CapitaMalls Asia, Ltd.	2,482,000	2,704,719
Global Logistic Properties, Ltd. (I)	2,035,000	3,274,697
Suntec Real Estate Investment Trust	2,041,000	2,030,838

		21,573,375
Sweden - 0.9%
Castellum AB	132,000	1,486,115
Hufvudstaden AB, Class A	300,000	3,039,168

		4,525,283
Switzerland - 1.4%
PSP Swiss Property AG	44,508	3,764,750
Swiss Prime Site AG (I)	39,000	3,114,001

		6,878,751
United Kingdom - 5.2%
British Land Company PLC	860,000	6,404,314
Derwent London PLC	111,000	2,986,217
Great Portland Estates PLC	250,000	1,456,174
Hammerson PLC	735,000	4,742,852
Land Securities Group PLC	465,000	5,104,905
Safestore Holdings, Ltd.	830,000	1,460,140
Shaftesbury PLC	215,000	1,679,590
Unite Group PLC (I)	567,965	1,656,397

		25,490,589
United States - 49.2%
Alexander’s, Inc.	750	293,355
Apartment Investment & Management
Company, Class A	237,900	6,439,953
AvalonBay Communities, Inc.	27,001	3,773,390
Boston Properties, Inc.	169,800	17,477,514
BRE Properties, Inc.	152,600	7,512,498
Camden Property Trust	173,800	11,316,118
Chesapeake Lodging Trust	77,050	1,390,753
Colonial Properties Trust	117,250	2,486,873
CubeSmart	367,550	4,156,991
DDR Corp.	571,700	7,940,913
Douglas Emmett, Inc.	355,450	7,606,630
Duke Realty Corp.	414,250	5,733,220
DuPont Fabros Technology, Inc.	148,200	3,777,618

Global Real Estate Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Equity Lifestyle Properties, Inc.	62,050	$4,086,613
Equity Residential	123,000	7,515,300
Extra Space Storage, Inc.	94,300	2,674,348
Federal Realty Investment Trust	100,100	9,837,828
First Potomac Realty Trust	27,150	325,800
General Growth Properties, Inc.	347,000	5,812,250
Glimcher Realty Trust	517,050	4,756,860
Health Care REIT, Inc.	349,150	19,367,351
Healthcare Realty Trust, Inc.	278,800	6,100,144
Home Properties, Inc.	87,050	5,217,777
Host Hotels & Resorts, Inc.	123,650	1,886,899
Kilroy Realty Corp.	87,800	4,030,898
Kimco Realty Corp.	338,200	6,070,690
LaSalle Hotel Properties	104,450	2,880,731
LTC Properties, Inc.	83,450	2,692,931
Pebblebrook Hotel Trust	131,400	2,884,229
Pennsylvania Real Estate Investment Trust	23,300	295,443
Prologis, Inc.	129,245	4,133,254
PS Business Parks, Inc.	41,850	2,757,496
Retail Properties Of America, Inc.	198,450	1,815,817
Simon Property Group, Inc.	216,273	31,904,593
SL Green Realty Corp.	111,775	8,384,243
Strategic Hotels & Resorts, Inc. (I)	612,050	3,813,072
Sunstone Hotel Investors, Inc. (I)	294,050	2,943,440
Taubman Centers, Inc.	73,450	5,361,850
UDR, Inc.	256,150	6,634,285
Ventas, Inc.	23,950	1,408,739
Vornado Realty Trust	52,200	4,276,223
Washington Real Estate Investment Trust	152,750	4,298,385

		244,073,315

TOTAL COMMON STOCKS (Cost $418,615,228)		$489,793,322

SECURITIES LENDING COLLATERAL - 3.6%
John Hancock Collateral
Investment Trust, 0.3309% (W)(Y)	1,765,604	17,668,752

TOTAL SECURITIES LENDING
COLLATERAL (Cost $17,661,413)		$17,668,752

SHORT-TERM INVESTMENTS - 0.7%
Repurchase Agreement - 0.7%
Repurchase Agreement with State Street Corp.
dated 05/31/2012 at 0.010% to be
repurchased at $3,476,001 on 06/01/2012,
collateralized by $3,545,000 Federal Home
Loan Bank, 0.280% due 08/02/2013 (valued
at $ 3,548,325, including interest)	$3,476,000	$3,476,000

TOTAL SHORT-TERM INVESTMENTS (Cost $3,476,000)		$3,476,000

ESCROW SHARES - 0.0%
Austria - 0.0%
Immofinanz AG (I)(L)	140,000	0

TOTAL ESCROW SHARES (Cost $0)		$0

Total Investments (Global Real Estate Fund)
(Cost $439,752,641) - 103.1%		$510,938,074
Other assets and liabilities, net - (3.1%)		(15,218,997)

TOTAL NET ASSETS - 100.0%		$495,719,077

53

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Health Sciences Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.0%
Consumer Staples - 0.9%
Food & Staples Retailing - 0.9%
CP ALL PCL	704,800	$758,741
Raia Drogasil SA	128,745	1,190,517
Shoppers Drug Mart Corp.	34,500	1,376,526

		3,325,784

		3,325,784
Health Care - 96.1%
Biotechnology - 34.6%
3SBio Inc., ADR (I)	28,900	360,961
Abcam PLC	109,499	663,786
Achillion Pharmaceuticals, Inc. (I)	18,700	134,266
Acorda Therapeutics, Inc. (I)	44,900	987,351
Aegerion Pharmaceuticals, Inc. (I)	68,100	1,035,801
Affymax, Inc. (I)	4,700	66,458
Alexion Pharmaceuticals, Inc. (D)(I)	294,300	26,654,751
Alkermes PLC (I)	276,600	4,320,492
Allos Therapeutics, Inc. (I)	67,000	119,260
AMAG Pharmaceuticals, Inc. (I)	53,800	754,814
Amarin Corp. PLC, ADR (I)	171,800	2,035,830
Amgen, Inc. (D)	71,200	4,949,824
Amylin Pharmaceuticals, Inc. (I)	103,800	2,751,738
Anacor Pharmaceuticals, Inc. (I)	82,100	410,500
Ardea Biosciences, Inc. (I)	45,700	1,460,115
Ariad Pharmaceuticals, Inc. (I)	16,500	273,405
Arqule, Inc. (I)	45,500	270,270
AVEO Pharmaceuticals, Inc. (I)	10,100	128,573
Basilea Pharmaceutica (I)	2,509	106,844
Biocon, Ltd.	31,216	122,693
BioCryst Pharmaceuticals, Inc. (I)	42,100	130,510
Biogen Idec, Inc. (D)(I)	18,800	2,458,100
BioMarin Pharmaceutical, Inc. (I)	108,000	3,849,120
BioMimetic Therapeutics, Inc. (I)	20,400	51,408
Celgene Corp. (D)(I)	80,700	5,507,775
Chemocentryx, Inc. (I)	10,300	144,406
Clovis Oncology, Inc. (I)	19,300	343,733
Cubist Pharmaceuticals, Inc. (I)	92,700	3,719,124
Dendreon Corp. (I)	125,200	876,400
Dyadic International, Inc. (I)	34,100	34,441
Dynavax Technologies Corp. (I)	53,500	201,695
Exelixis, Inc. (I)	305,500	1,414,465
Gilead Sciences, Inc. (D)(I)	192,800	9,630,360
Grifols SA, ADR (I)	36,600	310,002
Grifols SA, B Shares (I)	9,316	158,436
GTx, Inc. (I)	43,800	127,896
Halozyme Therapeutics, Inc. (I)	33,300	254,412
Human Genome Sciences, Inc. (I)	228,300	3,109,446
Idenix Pharmaceuticals, Inc. (I)	256,900	2,322,376
Incyte Corp. (D)(I)	413,900	8,820,209
Infinity Pharmaceuticals, Inc. (I)	33,100	430,631
Intercell AG (I)	14,049	33,721
InterMune, Inc. (I)	116,900	1,219,267
Ironwood Pharmaceuticals, Inc. (I)	22,400	267,008
Lexicon Pharmaceuticals, Inc. (I)	65,800	104,622
Medivation, Inc. (I)	52,800	4,447,344
Momenta Pharmaceuticals, Inc. (I)	44,400	612,276
Neurocrine Biosciences, Inc. (I)	187,100	1,251,699
NPS Pharmaceuticals, Inc. (I)	95,500	753,495
Onyx Pharmaceuticals, Inc. (I)	35,500	1,625,190
Pharmacyclics, Inc. (I)	182,300	5,727,866
Puma Biotechnology, Inc. (I)	36,156	488,106
Regeneron Pharmaceuticals, Inc. (D)(I)	65,900	8,939,335
Rigel Pharmaceuticals, Inc. (I)	82,700	614,461
Savient Pharmaceuticals, Inc. (I)	12,000	8,692

Health Sciences Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Seattle Genetics, Inc. (I)	47,600	$927,248
Sinovac Biotech, Ltd. (I)	61,700	114,145
Swedish Orphan Biovitrum AB (I)	138,197	444,296
Targacept, Inc. (I)	23,200	96,280
Theravance, Inc. (I)	73,200	1,514,508
Threshold Pharmaceuticals, Inc. (I)	39,600	290,268
Tranzyme, Inc. (I)	90,300	271,803
United Therapeutics Corp. (I)	10,400	460,096
Vertex Pharmaceuticals, Inc. (I)	47,100	2,827,884
Vical, Inc. (I)	155,000	452,600
YM Biosciences, Inc. (I)	304,000	598,880

		125,593,767
Health Care Equipment & Supplies - 14.2%
Arthrocare Corp. (I)	36,600	958,188
Baxter International, Inc.	109,300	5,532,766
China Kanghui Holdings, Inc., ADR (I)	87,300	1,719,810
Conceptus, Inc. (I)	99,200	1,670,528
Covidien PLC	121,400	6,286,092
Cynosure, Inc. (I)	13,600	268,192
DENTSPLY International, Inc.	170,400	6,304,800
Dynavox, Inc., Class A (I)	35,300	45,184
Edwards Lifesciences Corp. (I)	41,600	3,551,392
Endologix, Inc. (I)	18,700	254,133
EnteroMedics, Inc. (I)	177,900	616,424
Gen-Probe, Inc. (I)	4,000	323,640
Genmark Diagnostics, Inc. (I)	79,300	356,850
HeartWare International, Inc. (I)	29,200	2,376,004
Hill-Rom Holdings, Inc.	27,000	794,070
IDEXX Laboratories, Inc. (I)	44,100	3,741,444
Insulet Corp. (I)	56,700	1,044,414
Intuitive Surgical, Inc. (D)(I)	1,200	627,720
Meridian Bioscience, Inc.	14,700	278,418
Nobel Biocare Holding AG (I)	15,052	158,939
Shandong Weigao Group Medical Polymer
Company, Ltd., H Shares	636,000	643,258
Sonova Holding AG (I)	3,274	307,126
St. Jude Medical, Inc.	500	19,210
Straumann Holding AG	2,058	317,556
Stryker Corp.	113,100	5,818,995
The Cooper Companies, Inc.	17,300	1,473,614
Tornier BV (I)	8,000	158,000
Volcano Corp. (I)	59,400	1,698,246
Zimmer Holdings, Inc. (D)	65,773	3,989,132

		51,334,145
Health Care Providers & Services - 21.0%
Acadia Healthcare Company, Inc. (I)	53,000	948,700
Aetna, Inc.	60,700	2,482,023
AMERIGROUP Corp. (I)	81,900	5,110,560
AmerisourceBergen Corp. (D)	89,600	3,314,304
Amil Participacoes SA	52,700	496,467
Bangkok Dusit Medical Services PCL	785,400	2,209,439
Bumrungrad Hospital PCL	336,500	666,337
Cardinal Health, Inc.	400	16,552
Catalyst Health Solutions, Inc. (I)	62,748	5,450,919
Centene Corp. (I)	57,400	2,074,436
Community Health Systems, Inc. (I)	24,100	530,441
DaVita, Inc. (D)(I)	32,700	2,656,875
Express Scripts Holding Company (D)(I)	87,414	4,562,137
Fleury SA	60,200	720,543
Fortis Healthcare, Ltd. (I)	221,535	387,773
Fresenius Medical Care AG &
Company KGaA	23,621	1,569,374
Fresenius SE & Company KGaA	12,474	1,179,396

54

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Health Sciences Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
HCA Holdings, Inc.	47,200	$1,226,728
Health Management
Associates, Inc., Class A (I)	41,400	265,374
Henry Schein, Inc. (D)(I)	59,700	4,436,307
HMS Holdings Corp. (I)	109,200	2,925,468
Laboratory Corp. of America Holdings (I)	6,500	541,320
LCA-Vision, Inc. (I)	94,500	431,865
McKesson Corp. (D)	78,500	6,851,480
Mednax, Inc. (I)	34,500	2,104,845
MWI Veterinary Supply, Inc. (I)	9,631	895,201
Odontoprev SA	82,700	442,849
Owens & Minor, Inc.	21,300	606,411
Quest Diagnostics, Inc.	27,600	1,570,440
Select Medical Holdings Corp. (I)	98,797	912,884
Shanghai Pharmaceuticals Holding
Company, Ltd., H Shares	500,800	603,004
Sinopharm Group Company, Ltd., H Shares	126,400	287,885
Triple-S Management Corp., Class B (I)	18,900	328,104
UnitedHealth Group, Inc. (D)	152,600	8,510,502
Universal Health Services, Inc., Class B	89,100	3,452,625
WellCare Health Plans, Inc. (I)	50,200	2,834,794
WellPoint, Inc. (D)	36,800	2,479,952

		76,084,314
Health Care Technology - 5.6%
Allscripts Healthcare Solutions, Inc. (I)	31,700	342,994
athenahealth, Inc. (I)	45,900	3,336,471
Cerner Corp. (I)	20,600	1,605,976
SXC Health Solutions Corp. (D)(I)	168,700	15,134,077

		20,419,518
Life Sciences Tools & Services - 2.7%
Agilent Technologies, Inc.	5,300	215,498
BG Medicine, Inc. (I)	28,700	153,545
Bruker Corp. (I)	89,800	1,331,734
Covance, Inc. (I)	57,000	2,644,800
Illumina, Inc. (D)(I)	13,800	594,228
Mettler-Toledo International, Inc. (I)	6,100	952,332
Thermo Fisher Scientific, Inc.	74,400	3,755,712

		9,647,849
Pharmaceuticals - 18.0%
Abbott Laboratories	44,800	2,768,192
Allergan, Inc. (D)	14,200	1,281,550
Auxilium Pharmaceuticals, Inc. (I)	59,100	1,128,810
AVANIR Pharmaceuticals, Class A (I)	707,400	2,100,978
Bayer AG	19,289	1,221,466
Bayer AG, ADR	400	25,273
Cadence Pharmaceuticals, Inc. (I)	123,400	339,350
Cardiome Pharma Corp. (I)	103,000	42,230
China Medical System Holdings, Ltd.	2,981,100	1,265,381
Depomed, Inc. (I)	46,600	239,524
Elan Corp. PLC, ADR (I)	376,000	5,248,960
Endocyte, Inc. (I)	23,700	152,391
Forest Laboratories, Inc. (I)	100	3,500
GlaxoSmithKline Pharmaceuticals, Ltd.	5,035	179,849
Hikma Pharmaceuticals PLC	15,052	150,124
Hospira, Inc. (I)	39,100	1,222,266
Impax Laboratories, Inc. (I)	52,000	1,077,960
ISTA Pharmaceuticals, Inc. (I)	43,000	390,870
Jazz Pharmaceuticals PLC (I)	52,800	2,280,960
Lijun International
Pharmaceutical Holding, Ltd.	505,000	123,390
MAP Pharmaceuticals, Inc. (I)	44,700	526,119
Medicis Pharmaceutical Corp., Class A	9,300	335,730

Merck & Company, Inc. (D)	126,400	4,750,112

Health Sciences Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Mylan, Inc. (I)	900	$19,503
Nektar Therapeutics (I)	35,100	235,170
Newron Pharmaceuticals SpA (I)	4,938	24,606
Novo Nordisk A/S	8,976	1,197,405
Optimer Pharmaceuticals, Inc. (I)	72,800	1,087,632
Pacira Pharmaceuticals, Inc. (I)	140,000	1,486,800
Par Pharmaceutical Companies, Inc. (I)	4,700	168,448
Pfizer, Inc.	93,500	2,044,845
Questcor Pharmaceuticals, Inc. (I)	18,600	770,040
Ranbaxy Laboratories, Ltd. (I)	46,770	429,880
Roche Holdings AG	16,369	2,566,787
Salix Pharmaceuticals, Ltd. (I)	20,800	1,077,648
Sanofi	3,742	255,359
Sawai Pharmaceutical Company, Ltd.	17,800	1,900,147
Shire PLC	17,580	495,001
Shire PLC, ADR	21,100	1,781,051
Simcere Pharmaceutical Group, ADR (I)	46,100	396,460
Stada Arzneimittel AG	22,932	652,201
Sun Pharmaceutical Industries, Ltd.	28,062	281,782
Supernus Pharmaceuticals, Inc. (I)	114,100	626,409
Teva Pharmaceutical Industries, Ltd., ADR	32,200	1,261,918
The Medicines Company (I)	230,500	5,066,390
Towa Pharmaceutical Company, Ltd.	19,200	1,003,137
UCB SA	47,880	2,249,202
Valeant
Pharmaceuticals International, Inc. (D)(I)	183,900	8,948,574
Vectura Group PLC (I)	120,419	118,904
ViroPharma, Inc. (I)	18,300	368,562
Warner Chilcott PLC, Class A (I)	30,200	569,572
Watson Pharmaceuticals, Inc. (I)	5,400	384,966
XenoPort, Inc. (I)	144,100	847,308

		65,170,692

		348,250,285
Industrials - 0.4%
Professional Services - 0.4%
The Advisory Board Company (I)	15,915	1,541,686
Information Technology - 0.9%
IT Services - 0.3%
MAXIMUS, Inc.	25,500	1,160,505
Software - 0.6%
Nuance Communications, Inc. (I)	110,100	2,277,969

		3,438,474
Materials - 0.7%
Chemicals - 0.7%
Monsanto Company (D)	33,700	2,601,640

TOTAL COMMON STOCKS (Cost $300,884,008)		$359,157,869

PREFERRED SECURITIES - 0.1%
Information Technology - 0.1%
Castlight Health, Inc. (I)(R)	59,286	357,884

TOTAL PREFERRED SECURITIES (Cost $357,884)		$357,884

CONVERTIBLE BONDS - 0.1%
Health Care - 0.1%
HeartWare International, Inc.
3.500%, 12/15/2017	$100,000	$114,500
Insulet Corp. 3.750%, 06/15/2016	100,000	104,625

		219,125

TOTAL CONVERTIBLE BONDS (Cost $197,252)		$219,125

55

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Health Sciences Fund (continued)
	Shares or
	Principal
	Amount	Value

OPTIONS PURCHASED - 0.0%
Call Options - 0.0%
Exchange Traded Option on Eli Lilly &
Company (Expiration Date: 1/19/2013;
Strike Price: $45.00) (I)	$45,200	$75,032

TOTAL OPTIONS PURCHASED (Cost $72,205)		$75,032

WARRANTS - 0.0%
Puma Biotechnology (Expiration date:
10/04/2021; Strike Price: $0.01) (I)(R)	1	0

TOTAL WARRANTS (Cost $0)		$0

SHORT-TERM INVESTMENTS - 2.2%
Money Market Funds - 2.2%
State Street Institutional U.S. Government
Money Market Fund, 0.0317% (Y)	1,177,852	1,177,852
T. Rowe Price Reserve Investment
Fund, 0.1100% (Y)	6,768,824	6,768,824

TOTAL SHORT-TERM INVESTMENTS (Cost $7,946,676)		$7,946,676

Total Investments (Health Sciences Fund)
(Cost $309,458,025) - 101.4%		$367,756,586
Other assets and liabilities, net - (1.4%)		(5,227,925)

TOTAL NET ASSETS - 100.0%		$362,528,661

Heritage Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.8%
Consumer Discretionary - 20.3%
Auto Components - 0.9%
BorgWarner, Inc. (I)(L)	20,584	$1,476,902
Automobiles - 0.4%
Harley-Davidson, Inc.	14,055	677,170
Hotels, Restaurants & Leisure - 5.6%
Bally Technologies, Inc. (I)	14,873	692,338
Chipotle Mexican Grill, Inc. (I)	6,347	2,621,755
Las Vegas Sands Corp.	24,886	1,149,235
Panera Bread Company, Class A (I)	7,717	1,134,013
Peet’s Coffee & Tea, Inc. (I)	13,989	833,465
Penn National Gaming, Inc. (I)	17,340	796,773
Starwood Hotels & Resorts Worldwide, Inc.	35,696	1,886,534

		9,114,113
Internet & Catalog Retail - 1.9%
Netflix, Inc. (I)(L)	7,798	494,705
priceline.com, Inc. (I)	4,145	2,592,656

		3,087,361
Media - 0.5%
Sirius XM Radio, Inc. (I)(L)	391,859	740,614
Multiline Retail - 1.0%
Family Dollar Stores, Inc.	22,478	1,522,885
Specialty Retail - 8.5%
DSW, Inc., Class A	4,045	241,406
GNC Holdings, Inc., Class A	45,586	1,756,429
O’Reilly Automotive, Inc. (I)	36,090	3,457,061
PetSmart, Inc.	55,968	3,606,578
Tractor Supply Company (L)	20,060	1,832,481

Heritage Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Ulta Salon Cosmetics & Fragrance, Inc.	32,739	$2,925,884

		13,819,839
Textiles, Apparel & Luxury Goods - 1.5%
Lululemon Athletica, Inc. (I)	13,213	959,792
Michael Kors Holdings, Ltd. (I)	37,796	1,488,406

		2,448,198

		32,887,082
Consumer Staples - 9.2%
Beverages - 1.6%
Beam, Inc.	14,191	859,407
Monster Beverage Corp. (I)	23,458	1,703,051

		2,562,458
Food & Staples Retailing - 4.3%
Costco Wholesale Corp.	25,436	2,197,416
The Fresh Market, Inc. (I)	19,050	1,107,186
Whole Foods Market, Inc.	41,114	3,643,112

		6,947,714
Food Products - 2.2%
McCormick & Company, Inc., Non-
Voting Shares (L)	16,712	941,888
Mead Johnson Nutrition Company	33,515	2,706,001

		3,647,889
Household Products - 1.1%
Church & Dwight Company, Inc.	33,031	1,758,570

		14,916,631
Energy - 7.3%
Energy Equipment & Services - 3.9%
Atwood Oceanics, Inc. (I)	20,691	790,603
National Oilwell Varco, Inc.	48,528	3,239,244
Oceaneering International, Inc.	18,092	836,212
Oil States International, Inc. (I)	22,980	1,529,779

		6,395,838
Oil, Gas & Consumable Fuels - 3.4%
Cabot Oil & Gas Corp.	27,737	902,562
Concho Resources, Inc. (I)	24,371	2,138,312
Linn Energy LLC	35,025	1,244,438
SandRidge Energy, Inc. (I)(L)	89,586	568,871
SM Energy Company	11,004	595,206

		5,449,389

		11,845,227
Financials - 5.5%
Capital Markets - 2.0%
Jefferies Group, Inc. (L)	45,689	610,405
KKR & Company LP	57,263	672,840
Lazard, Ltd., Class A	32,773	755,745
Raymond James Financial, Inc.	35,209	1,203,444

		3,242,434
Commercial Banks - 1.2%
East West Bancorp, Inc.	43,966	984,399
SVB Financial Group (I)	14,429	860,834

		1,845,233
Consumer Finance - 1.3%
Discover Financial Services	64,942	2,150,230
Real Estate Investment Trusts - 0.5%
Digital Realty Trust, Inc.	11,673	826,098

56

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Heritage Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Management & Development - 0.5%
CBRE Group, Inc. (I)	48,948	$805,195

		8,869,190
Health Care - 14.0%
Biotechnology - 4.0%
Alexion Pharmaceuticals, Inc. (I)	34,100	3,088,437
Cepheid, Inc. (I)(L)	21,076	797,305
Grifols SA (I)	71,222	1,620,030
Regeneron Pharmaceuticals, Inc. (I)(L)	7,457	1,011,542

		6,517,314
Health Care Equipment & Supplies - 2.9%
IDEXX Laboratories, Inc. (I)	14,419	1,223,308
Intuitive Surgical, Inc. (I)	2,875	1,503,913
Sirona Dental Systems, Inc. (I)	21,644	925,930
The Cooper Companies, Inc.	12,358	1,052,654

		4,705,805
Health Care Providers & Services - 1.2%
Catalyst Health Solutions, Inc. (I)	21,767	1,890,899
Health Care Technology - 4.5%
Cerner Corp. (I)(L)	32,229	2,512,573
SXC Health Solutions Corp. (I)	52,976	4,752,477

		7,265,050
Pharmaceuticals - 1.4%
Perrigo Company (L)	21,566	2,240,492

		22,619,560
Industrials - 14.5%
Aerospace & Defense - 4.1%
BE Aerospace, Inc. (I)	46,915	2,032,358
Spirit Aerosystems Holdings, Inc., Class A (I)	56,692	1,307,884
TransDigm Group, Inc. (I)	27,147	3,339,081

		6,679,323
Building Products - 0.6%
Fortune Brands Home & Security, Inc. (I)	43,407	981,866
Commercial Services & Supplies - 2.6%
Cintas Corp. (L)	25,595	944,456
Clean Harbors, Inc. (I)	28,012	1,738,705
Stericycle, Inc. (I)(L)	18,112	1,580,453

		4,263,614
Construction & Engineering - 1.9%
Chicago Bridge & Iron Company NV	29,021	1,043,015
KBR, Inc.	25,719	655,063
Quanta Services, Inc. (I)	62,331	1,407,434

		3,105,512
Machinery - 2.3%
Chart Industries, Inc. (I)	20,933	1,307,475
Joy Global, Inc. (L)	8,879	495,981
Titan International, Inc. (L)	4,106	91,974
Trinity Industries, Inc.	40,523	1,000,918
Woodward, Inc. (L)	20,796	784,217

		3,680,565
Marine - 0.5%
Kirby Corp. (I)	15,120	798,034
Road & Rail - 1.6%
Kansas City Southern	38,714	2,554,350
Trading Companies & Distributors - 0.9%
United Rentals, Inc. (I)(L)	43,424	1,500,299

		23,563,563

Heritage Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Information Technology - 19.8%
Communications Equipment - 0.7%
F5 Networks, Inc. (I)	10,999	$1,138,177
Computers & Peripherals - 1.8%
Apple, Inc. (I)	5,015	2,897,316
Electronic Equipment, Instruments & Components - 2.1%
Jabil Circuit, Inc.	83,389	1,595,232
Trimble Navigation, Ltd. (I)(L)	36,336	1,713,787

		3,309,019
Internet Software & Services - 2.8%
Baidu, Inc., ADR (I)	15,098	1,778,091
LinkedIn Corp., Class A (I)	11,768	1,130,905
Rackspace Hosting, Inc. (I)	25,615	1,267,174
ValueClick, Inc. (I)	21,823	382,775

		4,558,945
IT Services - 4.6%
Alliance Data Systems Corp. (I)	32,773	4,129,398
Teradata Corp. (I)(L)	36,284	2,412,160
VeriFone Systems, Inc. (I)(L)	26,481	956,229

		7,497,787
Semiconductors & Semiconductor Equipment - 3.0%
ARM Holdings PLC	93,833	733,515
Avago Technologies, Ltd.	42,789	1,416,316
NXP Semiconductor NV (I)	36,110	762,282
Xilinx, Inc.	61,065	1,952,248

		4,864,361
Software - 4.8%
Check Point Software Technologies, Ltd. (I)(L)	26,474	1,356,528
Citrix Systems, Inc. (I)(L)	15,838	1,157,441
CommVault Systems, Inc. (I)	15,261	715,283
NetSuite, Inc. (I)	40,182	1,885,339
Nuance Communications, Inc. (I)(L)	39,745	822,324
Salesforce.com, Inc. (I)	6,332	877,742
Sourcefire, Inc. (I)(L)	16,432	906,389
Splunk, Inc. (I)(L)	1,078	35,100

		7,756,146

		32,021,751
Materials - 5.8%
Chemicals - 3.4%
Airgas, Inc.	27,741	2,408,197
Albemarle Corp.	21,800	1,323,260
FMC Corp. (L)	34,376	1,752,145

		5,483,602
Containers & Packaging - 0.9%
Rock-Tenn Company, Class A	30,125	1,554,149
Metals & Mining - 1.5%
Carpenter Technology Corp.	34,151	1,538,845
Cliffs Natural Resources, Inc. (L)	18,896	902,852

		2,441,697

		9,479,448
Telecommunication Services - 1.4%
Wireless Telecommunication Services - 1.4%
SBA Communications Corp., Class A (I)(L)	42,190	2,191,772

TOTAL COMMON STOCKS (Cost $122,654,439)		$158,394,224

57

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Heritage Fund (continued)
		Shares or
		Principal
		Amount	Value

SECURITIES LENDING COLLATERAL - 14.3%
John Hancock Collateral
Investment Trust, 0.3309% (W)(Y)		2,319,458	23,211,281

TOTAL SECURITIES LENDING
COLLATERAL (Cost $23,202,650)			$23,211,281

SHORT-TERM INVESTMENTS - 2.8%
Money Market Funds - 2.8%
State Street Institutional U.S. Government
Money Market Fund, 0.0164% (Y)		4,522,295	4,522,295

TOTAL SHORT-TERM INVESTMENTS (Cost $4,522,295)			$4,522,295

Total Investments (Heritage Fund)
(Cost $150,379,384) - 114.9%			$186,127,800
Other assets and liabilities, net - (14.9%)			(24,089,452)

TOTAL NET ASSETS - 100.0%			$162,038,348

High Income Fund
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS - 50.1%
Consumer Discretionary - 25.3%
Allison Transmission, Inc.
7.125%, 05/15/2019 (S)		$2,500,000	$2,612,496
Ameristar Casinos, Inc.
7.500%, 04/15/2021 (S)		851,000	882,913
Beazer Homes USA, Inc.
9.125%, 06/15/2018 to 05/15/2019		5,270,000	4,380,350
Burlington Coat Factory Warehouse Corp.
10.000%, 02/15/2019		5,030,000	5,193,475
Canadian Satellite Radio Holdings, Inc.
8.000%, 09/10/2014	CAD	4,445,000	4,303,626
9.750%, 06/21/2018		4,976,000	5,141,371
CCM Merger, Inc. 9.125%, 05/01/2019 (S)		$1,775,000	1,775,000
CCO Holdings LLC 6.625%, 01/31/2022		860,000	880,425
Chrysler Group LLC 8.250%, 06/15/2021		3,700,000	3,709,250
Clear Channel Communications, Inc., PIK
11.000%, 08/01/2016		10,059,396	6,438,013
DISH DBS Corp. 6.750%, 06/01/2021		1,300,000	1,342,250
Exide Technologies 8.625%, 02/01/2018		12,258,000	9,070,920
Fontainebleau Las Vegas Holdings LLC
10.250%, 06/15/2015 (H)(S)		20,530,000	12,831
Greektown Superholdings, Inc.
13.000%, 07/01/2015 (V)		1,304,000	1,421,360
Jaguar Land Rover PLC
8.125%, 05/15/2021 (S)		3,500,000	3,535,000
Little Traverse Bay Bands of Odawa
Indians 9.000%, 08/31/2020 (S)		5,580,000	5,077,800
Marina District Finance Company, Inc.
9.500%, 10/15/2015		800,000	758,000
Mashantucket Western Pequot Tribe,
Series A 8.500%, 11/15/2015 (H)(S)		24,547,000	1,841,025
Meritage Homes Corp.
7.000%, 04/01/2022 (S)		1,255,000	1,273,825
MGM Resorts International
7.625%, 01/15/2017		2,655,000	2,684,869
Mohegan Tribal Gaming Authority
10.500%, 12/15/2016 (S)		9,945,000	9,099,675
11.000%, 09/15/2018 (S)		9,540,000	6,821,100
11.500%, 11/01/2017 (S)		3,560,000	3,720,200
PVH Corp. 7.375%, 05/15/2020		1,340,000	1,463,950

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Standard Pacific Corp.
8.375%, 01/15/2021	$1,565,000	$1,674,550
Tenneco, Inc. 6.875%, 12/15/2020	1,632,000	1,734,000
The Goodyear Tire & Rubber Company
7.000%, 05/15/2022	475,000	465,500
8.750%, 08/15/2020	1,250,000	1,334,375
Tower Automotive Holdings USA LLC
10.625%, 09/01/2017 (S)	775,000	815,688
Visteon Corp. 6.750%, 04/15/2019	926,000	922,528
Waterford Gaming LLC
8.625%, 09/15/2014 (S)	1,791,913	1,031,165
WMG Acquisition Corp.
11.500%, 10/01/2018	1,705,000	1,815,825

		93,233,355
Consumer Staples - 1.5%
Reynolds Group Issuer, Inc.
9.875%, 08/15/2019 (S)	3,725,000	3,715,688
Rite Aid Corp. 9.250%, 03/15/2020 (S)	1,835,000	1,761,600

		5,477,288
Energy - 1.7%
Arch Coal, Inc. 7.250%, 06/15/2021 (S)	1,902,000	1,621,455
Gulfmark Offshore, Inc.
6.375%, 03/15/2022 (S)	290,000	291,450
Linn Energy LLC 6.250%, 11/01/2019 (S)	1,770,000	1,685,925
Peabody Energy Corp.
6.250%, 11/15/2021 (S)	2,485,000	2,478,788

		6,077,618
Financials - 2.9%
CIT Group, Inc. 7.000%, 05/02/2017 (S)	2,419,372	2,416,348
iStar Financial, Inc.
9.000%, 06/01/2017 (S)	674,000	650,410
Nationstar Mortgage LLC
10.875%, 04/01/2015	1,000,000	1,080,000
Realogy Corp.
11.500%, 04/15/2017	1,200,000	1,062,000
12.000%, 04/15/2017	4,853,607	4,295,442
Regions Bank 6.450%, 06/26/2037	1,310,000	1,287,075

		10,791,275
Health Care - 3.3%
Catalent Pharma Solutions, Inc., PIK
9.500%, 04/15/2015 (P)	1,924,000	1,967,290
Community Health Systems, Inc.
8.875%, 07/15/2015	514,000	527,171
Endo Pharmaceuticals Holdings, Inc.
7.250%, 01/15/2022	1,940,000	2,027,300
HCA, Inc.
8.000%, 10/01/2018	3,000,000	3,315,000
8.500%, 04/15/2019	835,000	921,631
National Mentor Holdings, Inc.
12.500%, 02/15/2018 (S)	3,480,000	3,410,400

		12,168,792
Industrials - 2.8%
Bombardier, Inc. 5.750%, 03/15/2022 (S)	1,655,000	1,609,488
Colt Defense LLC 8.750%, 11/15/2017	348,000	202,710
Mcron Finance Sub LLC
8.375%, 05/15/2019 (S)	333,000	328,005
Swift Services Holdings, Inc.
10.000%, 11/15/2018	2,620,000	2,816,500
UR Financing Escrow Corp.
7.375%, 05/15/2020 (S)	660,000	676,500

58

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

High Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
U.S. Airways 2010-1 Class A Pass
Through Trust 6.250%, 04/22/2023		$2,338,607	$2,449,691
U.S. Airways 2012-1 Class C Pass
Through Trust 9.125%, 10/01/2015		1,680,000	1,692,600
Western Express, Inc.
12.500%, 04/15/2015 (S)		870,000	448,050

			10,223,544
Information Technology - 0.2%
CDW LLC 8.000%, 12/15/2018		785,000	832,100
Materials - 7.5%
American Pacific Corp.
9.000%, 02/01/2015		7,485,000	7,447,575
ARD Finance SA, PIK
11.125%, 06/01/2018 (S)		1,060,000	996,400
Edgen Murray Corp. 12.250%, 01/15/2015		1,355,000	1,385,488
FMG Resources August 2006 Pty, Ltd.
6.875%, 02/01/2018 (S)		1,370,000	1,346,025
7.000%, 11/01/2015 (S)		1,075,000	1,075,000
LyondellBasell Industries NV
5.750%, 04/15/2024 (S)		2,225,000	2,280,625
Magnesita Finance, Ltd.
8.625%, 04/05/2017 (S)		285,000	278,092
Rain CII Carbon LLC
8.000%, 12/01/2018 (S)		8,079,000	8,442,555
Sappi Papier Holding GmbH
7.500%, 06/15/2032 (S)		673,000	545,130
Solo Cup Company 8.500%, 02/15/2014		1,860,000	1,860,000
Tembec Industries, Inc.
11.250%, 12/15/2018		1,000,000	992,500
Thompson Creek Metals Company, Inc.
7.375%, 06/01/2018		985,000	812,625

			27,462,015
Telecommunication Services - 3.8%
Digicel, Ltd. 7.000%, 02/15/2020 (S)		625,000	604,688
Intelsat Jackson Holdings SA
11.250%, 06/15/2016		1,000,000	1,043,750
Intelsat Luxembourg SA
11.250%, 02/04/2017		7,195,000	7,069,088
Nextel Communications, Inc.
7.375%, 08/01/2015		3,795,000	3,709,613
OTE PLC
4.625%, 05/20/2016	EUR	350,000	235,906
5.000%, 08/05/2013		350,000	300,562
Sprint Nextel Corp.
9.000%, 11/15/2018 (S)		$440,000	476,300
Wind Acquisition Holdings Finance SA,
PIK 12.250%, 07/15/2017 (S)		650,000	481,000

			13,920,907
Utilities - 1.1%
Calpine Corp. 7.875%, 01/15/2023 (S)		1,700,000	1,797,750
NRG Energy, Inc. 7.875%, 05/15/2021		2,310,000	2,223,375

			4,021,125

TOTAL CORPORATE BONDS (Cost $193,239,381)			$184,208,019

FOREIGN GOVERNMENT
OBLIGATIONS - 0.0%
Argentina - 0.0%
City of Buenos Aires
9.950%, 03/01/2017 (S)		200,000	144,000

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $177,127)			$144,000

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CONVERTIBLE BONDS - 14.9%
Consumer Discretionary - 11.1%
Ford Motor Company 4.250%, 11/15/2016	$8,490,000	$12,299,888
MGM Resorts International
4.250%, 04/15/2015	1,276,000	1,261,645
Saks, Inc. 7.500%, 12/01/2013 (S)	1,735,000	3,266,138
The Ryland Group, Inc.
1.625%, 05/15/2018	335,000	339,188
XM Satellite Radio, Inc.
7.000%, 12/01/2014 (S)	18,360,000	23,799,150

		40,966,009
Consumer Staples - 0.1%
Alliance One International, Inc.
5.500%, 07/15/2014	540,000	486,000
Industrials - 3.3%
United Continental Holdings, Inc.
6.000%, 10/15/2029	1,335,000	3,984,975
US Airways Group, Inc.
7.250%, 05/15/2014	2,700,000	8,039,250

		12,024,225
Information Technology - 0.4%
Equinix, Inc. 4.750%, 06/15/2016	728,000	1,496,950

TOTAL CONVERTIBLE BONDS (Cost $45,975,765)		$54,973,184

TERM LOANS (M) - 5.3%
Consumer Discretionary - 2.3%
Clear Channel Communications, Inc.
3.889%, 01/28/2016	7,949,687	6,189,396
Fontainebleau Las Vegas Holdings LLC
- 06/06/2014 (H)(T)	1,618,638	275,168
- 06/06/2014 (H)(T)	757,938	128,850
Harrah’s Las Vegas Propco LLC
3.233%, 02/13/2013	500,000	380,000
The Star Tribune Company
8.000%, 09/28/2014	327,342	309,338
8.000%, 09/29/2014	290,971	274,967
Univision Communications, Inc.
4.489%, 03/31/2017	1,000,000	916,625

		8,474,344
Financials - 2.6%
iStar Financial, Inc.
7.000%, 06/30/2014	5,265,000	5,249,642
Realogy Corp.
13.500%, 10/15/2017	2,675,000	2,720,141
Springleaf Finance Funding Company
5.500%, 05/10/2017	2,000,000	1,835,834

		9,805,617
Health Care - 0.4%
National Mentor Holdings, Inc.
7.000%, 02/09/2017	1,371,537	1,355,764

TOTAL TERM LOANS (Cost $20,353,108)		$19,635,725

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.2%
Commercial & Residential - 0.2%
Harborview Mortgage Loan Trust
Series 2007-3, Class ES IO,
0.350%, 05/19/2047	34,230,283	213,939
Series 2007-4, Class ES IO,
0.350%, 07/19/2047	41,754,563	260,966

59

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Harborview Mortgage Loan Trust (continued)
Series 2007-6, Class ES IO,
0.342%, 08/19/2037 (S)	$28,819,488	$180,122

		655,027

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $413,275)		$655,027

ASSET BACKED SECURITIES - 0.3%
Argent Securities, Inc. 0.389%, 09/25/2036	3,498,168	1,045,441

TOTAL ASSET BACKED SECURITIES (Cost $1,072,948)		$1,045,441

COMMON STOCKS - 5.4%
Consumer Discretionary - 3.8%
Beazer Homes USA, Inc. (I)	545,666	$1,424,188
Canadian Satellite Radio Holdings, Inc. (I)	268,076	986,289
Canadian Satellite Radio
Holdings, Inc., Class A (I)	577,161	2,123,456
Charter Communications, Inc., Class A (I)	75,153	4,712,093
Greektown Superholdings, Inc. (I)(V)	7,894	416,172
Lear Corp.	92,449	3,684,093
Liberty Media Corp. - Liberty
Capital, Series A (I)	1,683	142,668
The Star Tribune Company	11,462	286,550
Trump Entertainment Resorts, Inc. (I)	175,054	350,108
Vertis Holdings, Inc. (I)	203,071	0

		14,125,617
Energy - 0.1%
Pacific Coast Oil Trust	22,500	378,675
Financials - 0.8%
Banco Santander SA, ADR	144,000	766,080
Talmer Bancorp, Inc. (I)(R)	279,167	1,996,734

		2,762,814
Industrials - 0.7%
Delta Air Lines, Inc. (I)	215,256	2,604,598
Materials - 0.0%
Resolute Forest Products (I)	24	271

TOTAL COMMON STOCKS (Cost $25,147,438)		$19,871,975

PREFERRED SECURITIES - 18.9%
Consumer Discretionary - 7.5%
Beazer Homes USA, Inc., 7.250%	30,239	$393,409
Beazer Homes USA, Inc., 7.500%	30,240	480,816
Dana Holding Corp., 4.000% (S)	40,000	4,546,000
General Motors Company,
Series B, 4.750%	147,469	5,415,062
Greektown
Superholdings, Inc., Series A (I)(V)	168,490	12,468,260
The Goodyear Tire & Rubber
Company, 5.875%	101,459	4,114,162

		27,417,709
Financials - 7.0%
2010 Swift Mandatory Common Exchange
Security Trust, 6.000% (S)	286,430	2,892,943
Bank of America Corp., Series L, 7.250%	6,935	6,477,290
Citigroup, Inc., 7.500%	72,438	6,090,587
Hartford Financial Services
Group, Inc., 7.875%	107,430	2,789,957
iStar Financial, Inc., Series E, 7.875%	232,840	4,107,298

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES (continued)
Financials (continued)
Zions Bancorporation, 7.900%	134,740	$3,540,967

		25,899,042
Industrials - 4.2%
Continental Airlines
Finance Trust II, 6.000%	428,293	15,418,548
Materials - 0.2%
Thompson Creek Metals
Company, Inc., 6.500%	40,434	820,810

TOTAL PREFERRED SECURITIES (Cost $70,901,310)		$69,556,109

ESCROW CERTIFICATES - 0.1%
Consumer Discretionary - 0.0%
Adelphia Communications Corp.
7.750%, 01/15/2049 (I)	3,000,000	22,500
9.875%, 03/01/2049 (I)	1,965,000	14,738
10.250%, 11/01/2049 (I)	985,000	7,388
SuperMedia, Inc. 8.000%, 11/15/2016 (I)	18,405,000	0

		44,626
Materials - 0.1%
Smurfit-Stone Container Corp.
8.000%, 03/15/2017 (I)	8,000,000	180,000

TOTAL ESCROW CERTIFICATES (Cost $391,746)		$224,626

WARRANTS - 0.2%
Charter Communications, Inc., Class A
(Expiration Date: 11/30/2014; Strike
Price: $46.86) (I)	43,795	878,090
The Star Tribune Company (Expiration
Date: 09/28/2013; Strike
Price $151.23) (I)	4,835	0

TOTAL WARRANTS (Cost $175,185)		$878,090

SHORT-TERM INVESTMENTS - 4.2%
Repurchase Agreement - 0.1%
Repurchase Agreement with State
Street Corp. dated 05/31/2012 at 0.010%
to be repurchased at $387,968 on
06/01/2012, collateralized by $370,000
U.S Treasury Bond, 3.750% due
08/15/2041 (valued at $370,000,
including interest) and 23,100
U.S. Treasury Notes, 0.250% due
11/30/2013 (valued at $28,334,
including interest)	$387,968	$387,968
U.S. Government Agency - 4.1%
Federal Home Loan Discount Notes,
0.010%, 06/01/2012 *	15,000,000	15,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $15,387,968)		$15,387,968

Total Investments (High Income Fund)
(Cost $373,235,251) - 99.6%		$366,580,164
Other assets and liabilities, net - 0.4%		1,328,299

TOTAL NET ASSETS - 100.0%		$367,908,463

60

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

High Yield Fund
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 2.9%
Argentina - 0.8%
Republic of Argentina
2.260%, 12/31/2038	EUR	508,123	153,103
7.000%, 09/12/2013 to 10/03/2015		$5,837,000	4,438,455
7.820%, 12/31/2033 (P)	EUR	1,152,745	698,431
8.750%, 06/02/2017		$1,595,914	1,260,772
12/15/2035 (I)		48,000	4,560
12/15/2035 (I)	EUR	12,603,351	1,348,020
12/15/2035 (I)	ARS	1,938,355	47,928

			7,951,269
Brazil - 0.5%
Federative Republic of Brazil
10.000%, 01/01/2014 to 01/01/2017	BRL	9,345,000	4,887,688

			4,887,688
Indonesia - 0.6%
Republic of Indonesia
9.750%, 05/15/2037	IDR	11,122,000,000	1,494,545
10.250%, 07/15/2022 to 07/15/2027		24,033,000,000	3,237,085
11.000%, 09/15/2025		11,174,000,000	1,596,652

			6,328,282
Venezuela - 1.0%
Republic of Venezuela
Zero Coupon 04/15/2020 (Z)		$305,000	83,113
5.750%, 02/26/2016		10,667,000	9,120,285
7.650%, 04/21/2025		949,000	621,595
8.500%, 10/08/2014		339,000	332,220
9.375%, 01/13/2034		568,000	416,060

			10,573,273

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $31,415,719)			$29,740,512

CORPORATE BONDS - 82.8%
Consumer Discretionary - 16.6%
Affinity Gaming LLC
9.000%, 05/15/2018 (S)		2,460,000	2,460,000
American Greetings Corp.
7.375%, 12/01/2021		1,330,000	1,383,200
Bankrate, Inc. 11.750%, 07/15/2015		3,412,000	3,838,500
Bossier Casino Venture Holdco, Inc., PIK
14.000%, 02/09/2018 (S)		2,330,258	1,998,942
Boyd Gaming Corp.
7.125%, 02/01/2016 (L)		1,690,000	1,613,950
9.000%, 07/01/2020 (S)		2,330,000	2,330,000
9.125%, 12/01/2018		260,000	266,500
Caesars Entertainment Operating
Company, Inc. 11.250%, 06/01/2017		1,030,000	1,094,375
Carmike Cinemas, Inc.
7.375%, 05/15/2019 (S)		1,010,000	1,040,300
Carrols Restaurant Group, Inc.
11.250%, 05/15/2018 (S)		1,670,000	1,695,050
CCM Merger, Inc. 9.125%, 05/01/2019 (S)		2,780,000	2,780,000
CCO Holdings LLC
6.625%, 01/31/2022		320,000	327,600
7.375%, 06/01/2020		1,020,000	1,091,400
7.875%, 04/30/2018		160,000	171,600
8.125%, 04/30/2020		2,560,000	2,816,000
Cengage Learning Acquisitions, Inc.
11.500%, 04/15/2020 (S)		3,450,000	3,441,375
Choctaw Resort Development Enterprise
7.250%, 11/15/2019 (S)		683,000	566,890
Chrysler Group LLC
8.000%, 06/15/2019		520,000	521,300

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Chrysler Group LLC (continued)
8.250%, 06/15/2021		$5,190,000	$5,202,975
CSC Holdings LLC
6.750%, 11/15/2021 (S)		1,120,000	1,134,000
DAE Aviation Holdings, Inc.
11.250%, 08/01/2015 (S)		2,450,000	2,523,500
DISH DBS Corp. 5.875%, 07/15/2022 (S)		6,410,000	6,249,750
Downstream Development Authority of the
Quapaw Tribe of Oklahoma
10.500%, 07/01/2019 (S)		2,800,000	2,884,000
Edcon Proprietary, Ltd.
4.126%, 06/15/2014 (P)	EUR	1,200,000	1,246,393
9.500%, 03/01/2018 (S)		$3,470,000	2,949,500
El Pollo Loco, Inc.
17.000%, 01/01/2018 (S)		4,336,066	3,821,158
Empire Today LLC
11.375%, 02/01/2017 (S)		1,550,000	1,550,000
Entercom Radio LLC 10.500%, 12/01/2019		960,000	1,036,800
Enterprise Inns PLC 6.500%, 12/06/2018	GBP	660,000	777,135
Fontainebleau Las Vegas Holdings LLC
10.250%, 06/15/2015 (H) (S)		$3,000,000	1,875
General Motors Financial Company, Inc.
6.750%, 06/01/2018		2,610,000	2,803,130
Good Sam Enterprises LLC
11.500%, 12/01/2016		3,150,000	3,260,250
Gymboree Corp. 9.125%, 12/01/2018 (L)		4,010,000	3,558,875
Harrah’s Operating Company, Inc.
10.000%, 12/15/2015		2,180,000	1,907,500
10.750%, 02/01/2016		3,854,000	3,044,660
HOA Restaurant Group LLC
11.250%, 04/01/2017 (S)		2,880,000	2,772,000
Inn of The Mountain Gods Resort &
Casino 8.750%, 11/30/2020 (S)		1,272,000	1,221,120
ITV PLC
7.375%, 01/05/2017	GBP	540,000	880,102
10.000%, 06/30/2014	EUR	310,000	435,063
Jaguar Holding Company II
9.500%, 12/01/2019 (S)		$970,000	1,033,050
Landry’s, Inc. 9.375%, 05/01/2020 (S)		2,250,000	2,255,625
LBI Media, Inc.
8.500%, 08/01/2017 (S)		260,000	52,000
9.250%, 04/15/2019 (S)		2,840,000	2,343,000
Marstons Issuer PLC (5.641% to
07/15/2019, then 3 month
LIBOR + 2.550%) , 07/15/2035	GBP	380,000	431,863
Mastro’s Restaurants LLC
12.000%, 06/01/2017 (S)		$2,450,000	2,450,000
MGM Resorts International
10.375%, 05/15/2014		540,000	607,500
Mohegan Tribal Gaming Authority
10.500%, 12/15/2016 (S)		6,883,000	6,297,945
11.000%, 09/15/2018 (S)		2,900,000	2,073,500
Monitronics International, Inc.
9.125%, 04/01/2020 (S)		5,410,000	5,247,700
Nara Cable Funding, Ltd.
8.875%, 12/01/2018 (S)		4,330,000	3,788,750
NCL Corp., Ltd.
9.500%, 11/15/2018		9,660,000	10,529,400
11.750%, 11/15/2016		2,310,000	2,656,500
NetFlix, Inc. 8.500%, 11/15/2017		3,315,000	3,563,625
Nielsen Finance LLC
7.750%, 10/15/2018		180,000	193,500
11.500%, 05/01/2016		880,000	994,400
Ono Finance II PLC
10.875%, 07/15/2019 (S)		3,495,000	2,796,000

61

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Oxford Industries, Inc.
11.375%, 07/15/2015		$2,505,000	$2,670,981
Pinnacle Entertainment, Inc.
8.625%, 08/01/2017		425,000	461,125
Polish Television Holding BV
11.250%, 05/15/2017	EUR	780,000	935,536
11.250%, 05/15/2017 (S)		400,000	479,762
Reynolds Group Issuer, Inc.
6.875%, 02/15/2021 (S)		$1,650,000	1,674,750
Rivers Pittsburgh Borrower LP
9.500%, 06/15/2019 (S)		750,000	757,500
Service Corp. International
7.500%, 04/01/2027		2,150,000	2,160,750
Seven Seas Cruises S de RL LLC
9.125%, 05/15/2019 (S)		5,140,000	5,294,200
Simmons Foods, Inc.
10.500%, 11/01/2017 (S)		4,740,000	4,443,750
Snoqualmie Entertainment Authority
4.532%, 02/01/2014 (P) (S)		2,165,000	2,024,275
9.125%, 02/01/2015 (S)		760,000	763,800
Sotheby’s 7.750%, 06/15/2015		3,540,000	3,858,600
Speedway Motorsports, Inc.
6.750%, 02/01/2019		370,000	380,175
Spencer Spirit Holdings, Inc.
11.000%, 05/01/2017 (S)		1,510,000	1,560,963
Station Casinos, Inc.
6.500%, 02/01/2014 (H)		500,000	0
6.625%, 03/15/2018 (H)		1,705,000	0
The Bon-Ton Department Stores, Inc.
10.250%, 03/15/2014		1,040,000	717,600
The Goodyear Tire & Rubber Company
7.000%, 05/15/2022 (L)		990,000	970,200
The Neiman Marcus Group, Inc.
7.125%, 06/01/2028		2,515,000	2,335,806
The ServiceMaster Company
8.000%, 02/15/2020		1,380,000	1,447,275
Univision Communications, Inc.
6.875%, 05/15/2019 (S)		4,400,000	4,290,000
7.875%, 11/01/2020 (S)		900,000	920,250
Virgin Media Finance PLC
9.500%, 08/15/2016		1,014,000	1,123,005
Wynn Las Vegas LLC
5.375%, 03/15/2022 (S)		1,040,000	1,007,500
Ziggo Bond Company BV
8.000%, 05/15/2018 (S)	EUR	910,000	1,203,981

			167,492,910
Consumer Staples - 3.0%
Alliance One International, Inc.
10.000%, 07/15/2016		$5,330,000	5,196,750
Boparan Holdings, Ltd.
9.875%, 04/30/2018 (S)	GBP	540,000	811,442
DJO Finance LLC 10.875%, 11/15/2014		$1,730,000	1,760,275
Harmony Foods Corp.
10.000%, 05/01/2016 (S)		1,350,000	1,370,250
Hypermarcas SA 6.500%, 04/20/2021 (S)		5,610,000	5,161,200
NES Rentals Holdings, Inc.
12.250%, 04/15/2015 (S)		3,120,000	2,995,200
Post Holdings, Inc. 7.375%, 02/15/2022 (S)		3,120,000	3,174,600
Prestige Brands Inc
8.125%, 02/01/2020 (S)		920,000	993,600
Reynolds Group Issuer, Inc.
7.875%, 08/15/2019 (S)		340,000	359,550
9.875%, 08/15/2019 (S)		3,144,000	3,136,140

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Viskase Companies, Inc.
9.875%, 01/15/2018 (S)	$4,910,000	$5,094,125

		30,053,132
Energy - 18.4%
Adaro Indonesia PT
7.625%, 10/22/2019 (S)	1,720,000	1,818,900
Arch Coal, Inc.
7.000%, 06/15/2019 (S)	1,800,000	1,543,500
8.750%, 08/01/2016 (L)	2,280,000	2,183,100
Astoria Depositor Corp., Series B
8.144%, 05/01/2021 (S)	3,730,000	3,245,100
Atwood Oceanics, Inc. 6.500%, 02/01/2020	1,710,000	1,769,850
Berry Petroleum Company
6.375%, 09/15/2022	2,600,000	2,652,000
6.750%, 11/01/2020	530,000	548,550
Calumet Specialty Products Partners LP
9.375%, 05/01/2019	2,550,000	2,607,375
Chesapeake Energy Corp.
6.125%, 02/15/2021 (L)	720,000	678,600
9.500%, 02/15/2015 (L)	3,490,000	3,681,950
Chesapeake Midstream Partners LP
5.875%, 04/15/2021	1,020,000	974,100
6.125%, 07/15/2022	4,630,000	4,398,500
Chesapeake Oilfield Operating LLC
6.625%, 11/15/2019 (S)	3,040,000	2,629,600
Cie Generale de Geophysique-Veritas
6.500%, 06/01/2021	1,770,000	1,734,600
9.500%, 05/15/2016	1,810,000	1,945,750
Coffeyville Resources LLC
9.000%, 04/01/2015 (S)	2,170,000	2,311,050
Comstock Resources, Inc.
9.500%, 06/15/2020	2,280,000	2,172,931
Concho Resources, Inc.
7.000%, 01/15/2021	2,890,000	3,099,525
CONSOL Energy, Inc. 8.250%, 04/01/2020	2,410,000	2,410,000
Continental Resources, Inc.
5.000%, 09/15/2022 (S)	2,490,000	2,471,325
Corral Petroleum Holdings AB, PIK
15.000%, 12/31/2017 (S)	7,350,574	5,820,038
Crosstex Energy LP
7.125%, 06/01/2022 (S)	1,530,000	1,518,525
8.875%, 02/15/2018	2,840,000	2,982,000
Denbury Resources, Inc.
8.250%, 02/15/2020	2,574,000	2,779,920
El Paso Corp. 7.375%, 12/15/2012	156,000	160,250
Energy Future Intermediate
Holding Company LLC
10.000%, 12/01/2020	5,501,000	5,927,328
11.750%, 03/01/2022 (S)	7,160,000	7,303,200
Energy Transfer Equity LP
7.500%, 10/15/2020	2,540,000	2,743,200
Enterprise Products Operating LLC
(7.034% to 01/15/2018, then higher of
7.034% or 3 month LIBOR + 2.680%)
, 01/15/2068	3,590,000	3,823,350
Enterprise Products Operating LLC
(8.375% to 08/01/2016, then 3 month
LIBOR + 3.708%) , 08/01/2066	1,030,000	1,112,400
EXCO Resources, Inc. 7.500%, 09/15/2018	5,380,000	4,546,100
First Wind Capital LLC
10.250%, 06/01/2018 (S)	3,640,000	3,585,400
Gulfmark Offshore, Inc.
6.375%, 03/15/2022 (S)	1,280,000	1,286,400

62

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Hercules Offshore, Inc.
10.250%, 04/01/2019 (S)	$1,560,000	$1,466,400
10.500%, 10/15/2017 (S)	5,370,000	5,370,000
Indo Integrated Energy II BV
9.750%, 11/05/2016	860,000	913,750
Key Energy Services, Inc.
6.750%, 03/01/2021 (S)	760,000	759,050
6.750%, 03/01/2021	2,205,000	2,213,269
Kodiak Oil & Gas Corp.
8.125%, 12/01/2019 (S)	3,170,000	3,265,100
Magnum Hunter Resources Corp.
9.750%, 05/15/2020 (S)	1,140,000	1,120,050
MarkWest Energy Partners LP
6.250%, 06/15/2022	3,340,000	3,423,500
6.500%, 08/15/2021	1,020,000	1,053,150
MEG Energy Corp.
6.500%, 03/15/2021 (S)	2,330,000	2,376,600
Milagro Oil & Gas, Inc.
10.500%, 05/15/2016	2,660,000	2,048,200
Offshore Group Investments, Ltd.
11.500%, 08/01/2015 (S)	440,000	468,600
11.500%, 08/01/2015	6,350,000	6,762,750
Oil States International, Inc.
6.500%, 06/01/2019	2,430,000	2,508,975
Overseas Shipholding Group, Inc.
8.125%, 03/30/2018 (L)	6,670,000	4,735,700
Pan American Energy LLC
7.875%, 05/07/2021 (S)	210,000	181,125
7.875%, 05/07/2021	5,150,000	4,441,875
Parker Drilling Company
9.125%, 04/01/2018 (S)	1,100,000	1,166,000
9.125%, 04/01/2018	870,000	922,200
Peabody Energy Corp.
6.000%, 11/15/2018 (S)	2,150,000	2,144,625
7.875%, 11/01/2026	2,810,000	2,908,350
Petroleum Geo-Services ASA
7.375%, 12/15/2018 (S)	1,290,000	1,335,150
Petroplus Finance, Ltd.
6.750%, 05/01/2014 (H) (S)	2,045,000	265,850
7.000%, 05/01/2017 (H) (S)	950,000	123,500
Pioneer Drilling Company
9.875%, 03/15/2018 (S)	1,620,000	1,701,000
Plains Exploration & Production Company
6.125%, 06/15/2019	1,490,000	1,445,300
6.750%, 02/01/2022	790,000	782,100
8.625%, 10/15/2019	2,170,000	2,354,450
QEP Resources, Inc. 5.375%, 10/01/2022	1,540,000	1,505,350
Quicksilver Resources, Inc.
11.750%, 01/01/2016	7,839,000	8,034,975
Range Resources Corp.
5.000%, 08/15/2022	2,000,000	1,920,000
Regency Energy Partners LP
6.500%, 07/15/2021	600,000	618,000
6.875%, 12/01/2018	1,410,000	1,473,450
Samson Investment Company
9.750%, 02/15/2020 (S)	4,620,000	4,596,900
SESI LLC 7.125%, 12/15/2021 (S)	4,000,000	4,360,000
Targa Resources Partners LP
6.375%, 08/01/2022 (S)	1,970,000	1,960,150
Teekay Corp. 8.500%, 01/15/2020	4,760,000	4,902,800
Unit Corp. 6.625%, 05/15/2021	2,200,000	2,189,000
Westmoreland Coal Company
10.750%, 02/01/2018 (S)	1,940,000	1,784,800
Whiting Petroleum Corp.

6.500%, 10/01/2018	1,220,000	1,274,900

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
WPX Energy, Inc. 6.000%, 01/15/2022 (S)		$1,550,000	$1,491,875
Xinergy Corp. 9.250%, 05/15/2019 (S)		5,020,000	3,062,200

			185,895,436
Financials - 7.3%
Ally Financial, Inc.
7.500%, 09/15/2020		470,000	515,825
8.000%, 03/15/2020		5,730,000	6,460,575
Ashton Woods USA LLC (Zero Coupon
steps up to 11.000% on 06/30/2012)
, 06/30/2015 (S)		1,928,000	1,744,840
Bank of America Corp.
6.500%, 08/01/2016		15,635,000	16,935,066
Barclays Bank PLC
6.050%, 12/04/2017 (S)		1,730,000	1,736,240
10.179%, 06/12/2021 (S)		770,000	901,611
Boats Investments BV, PIK
8.287%, 12/15/2015	EUR	783,090	401,841
CIT Group, Inc. 5.375%, 05/15/2020		$2,340,000	2,246,400
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%) , 03/30/2019 (Q) (S)		980,000	1,222,550
Credit Agricole SA (8.375% to
10/13/2019, then 3 month
LIBOR + 6.982%) , 10/13/2019 (Q) (S)		1,920,000	1,449,600
ICICI Bank, Ltd. (6.375% to 04/30/2017,
then 6 month LIBOR + 2.280%)
, 04/30/2022 (S)		454,000	407,465
ICICI Bank, Ltd. (6.375% to 04/30/2017,
then 6 month LIBOR + 2.280%)
, 04/30/2022		2,443,000	2,192,593
ING Groep NV (5.140% to 03/17/2016,
then 3 month LIBOR + 1.620%)
, 03/17/2016 (Q)	GBP	970,000	1,031,467
International Lease Finance Corp.
8.250%, 12/15/2020		$5,980,000	6,667,700
8.625%, 09/15/2015 to 01/15/2022		9,820,000	10,896,707
8.750%, 03/15/2017		910,000	1,010,100
8.875%, 09/01/2017		300,000	335,250
Intesa Sanpaolo SpA
3.625%, 08/12/2015 (S)		4,490,000	3,863,528
Liberty Mutual Group, Inc.
7.800%, 03/15/2037 (S)		1,740,000	1,696,500
Omega Healthcare Investors, Inc.
5.875%, 03/15/2024 (S)		1,420,000	1,402,250
Royal Bank of Scotland Group PLC
5.000%, 10/01/2014		1,940,000	1,899,753
Royal Bank of Scotland Group PLC
(7.648% to 09/30/2031, then 3 month
LIBOR + 2.500%) , 09/30/2031 (Q)		3,440,000	2,623,000
Societe Generale SA (3 month
LIBOR + 0.750% to 04/05/2017, then
3 month LIBOR + 1.750%)
, 04/05/2017 (Q) (S)		3,640,000	2,353,005
Swiss Reinsurance Company (5.252% to
05/25/2016, then 6 month
EURIBOR + 2.090%) , 05/25/2016 (Q)	EUR	850,000	866,045
Taylor Morrison Communities, Inc.
7.750%, 04/15/2020 (S)		$2,670,000	2,750,100

			73,610,011
Health Care - 4.5%
Acadia Healthcare Company, Inc.
12.875%, 11/01/2018		2,260,000	2,508,600

63

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
American Renal Associates Holdings, Inc.,
PIK 9.750%, 03/01/2016		$3,702,061	$3,850,143
American Renal Holdings Company, Inc.
8.375%, 05/15/2018		1,210,000	1,270,500
AMERIGROUP Corp. 7.500%, 11/15/2019		1,380,000	1,476,600
Community Health Systems, Inc.
8.000%, 11/15/2019		2,090,000	2,134,413
CRC Health Corp. 10.750%, 02/01/2016		7,490,000	6,441,400
ExamWorks Group, Inc.
9.000%, 07/15/2019 (S)		1,860,000	1,887,900
Fresenius Medical Care US Finance II, Inc.
5.875%, 01/31/2022 (S)		1,940,000	1,930,300
6.500%, 09/15/2018 (S)		2,300,000	2,397,750
Fresenius US Finance II, Inc.
9.000%, 07/15/2015 (S)		3,415,000	3,901,638
HCA Holdings, Inc. 7.750%, 05/15/2021		3,000,000	3,082,500
HCA, Inc.
7.250%, 09/15/2020		1,970,000	2,147,300
7.875%, 02/15/2020		420,000	460,950
8.500%, 04/15/2019		1,160,000	1,280,350
INC Research LLC
11.500%, 07/15/2019 (S)		1,470,000	1,390,988
InVentiv Health, Inc.
10.000%, 08/15/2018 (S)		2,930,000	2,475,850
Ontex IV SA
9.000%, 04/15/2019	EUR	480,000	483,719
9.000%, 04/15/2019 (S)		370,000	372,867
Physiotherapy Associates Holdings, Inc.
11.875%, 05/01/2019 (S)		$830,000	830,000
Tenet Healthcare Corp.
6.250%, 11/01/2018 (S)		3,560,000	3,595,600
6.875%, 11/15/2031		2,310,000	1,937,513

			45,856,881
Industrials - 11.5%
Aguila 3 SA
7.875%, 01/31/2018 (S)		1,580,000	1,611,600
Altegrity, Inc. 11.750%, 05/01/2016 (S)		5,180,000	4,713,800
American Airlines 2011-1 Class B Pass
Through Trust 7.000%, 01/31/2018 (S)		1,637,385	1,621,011
American Reprographics Company
10.500%, 12/15/2016		3,910,000	3,831,800
Ardagh Packaging Finance PLC
7.375%, 10/15/2017 (S)	EUR	750,000	955,197
9.125%, 10/15/2020 (S)		$600,000	618,000
Ashtead Capital, Inc.
9.000%, 08/15/2016 (S)		1,670,000	1,736,800
Beverage Packaging
Holdings Luxembourg II SA
8.000%, 12/15/2016	EUR	158,000	171,923
9.500%, 06/15/2017 (S)		3,950,000	4,249,234
Building Materials Corp. of America
7.500%, 03/15/2020 (S)		$1,500,000	1,582,500
Cenveo Corp. 8.875%, 02/01/2018		1,690,000	1,529,450
CMA CGM SA
8.500%, 04/15/2017 (S)		3,930,000	2,200,800
8.875%, 04/15/2019 (S)	EUR	900,000	617,632
Continental Airlines 2000-1 Class B Pass
Through Trust 8.388%, 11/01/2020		$669,198	679,236
Continental Airlines 2001-1 Class B Pass
Through Trust 7.373%, 12/15/2015		31,911	32,431
Continental Airlines 2007-1 Class C Pass
Through Trust 7.339%, 04/19/2014		2,818,023	2,846,203
Continental Airlines 2009-2 Class B Pass
Through Trust 9.250%, 05/10/2017		54,739	60,007

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Continental Airlines, Inc.
6.750%, 09/15/2015 (S)		$1,500,000	$1,511,250
Delta Air Lines 2007-1 Class B Pass
Through Trust 8.021%, 08/10/2022		1,549,005	1,579,985
Delta Air Lines 2007-1 Class C Pass
Through Trust 8.954%, 08/10/2014		65,874	67,277
Delta Air Lines 2009-1 Series B Pass
Through Trust 9.750%, 12/17/2016		1,679,639	1,797,213
Delta Air Lines, Inc.
9.500%, 09/15/2014 (S)		1,139,000	1,198,798
Dematic SA 8.750%, 05/01/2016 (S)		4,780,000	4,947,300
Ducommun, Inc. 9.750%, 07/15/2018		1,880,000	1,988,100
Europcar Groupe SA
9.375%, 04/15/2018 (S)	EUR	640,000	528,233
11.500%, 05/15/2017 (S)		1,480,000	1,564,668
Florida East Coast Holdings Corp., PIK
10.500%, 08/01/2017		$7,076,346	5,731,840
Hapag-Lloyd AG 9.750%, 10/15/2017 (S)		4,560,000	4,115,400
Hertz Holdings Netherlands BV
8.500%, 07/31/2015 (S)	EUR	830,000	1,093,005
Horizon Lines LLC
11.000%, 10/15/2016 (S)		$1,990,000	1,930,300
Horizon Lines LLC, PIK
13.000%, 10/15/2016		1,575,583	1,437,719
Jack Cooper Holdings Corp.
13.250%, 12/15/2015 (S)		5,120,000	5,043,200
JM Huber Corp. 9.875%, 11/01/2019 (S)		1,540,000	1,617,000
Kansas City Southern de
Mexico SA de CV
8.000%, 02/01/2018		3,265,000	3,624,150
12.500%, 04/01/2016		570,000	644,100
Kratos Defense & Security Solutions, Inc.
10.000%, 06/01/2017		5,420,000	5,745,200
Navios Maritime Acquisition Corp.
8.625%, 11/01/2017		4,470,000	4,201,800
Quality Distribution LLC
9.875%, 11/01/2018		4,100,000	4,458,750
Rearden G Holdings EINS GmbH
7.875%, 03/30/2020 (S)		3,815,000	3,853,150
RSC Equipment Rental Inc.
8.250%, 02/01/2021		830,000	877,725
Schaeffler Finance BV
7.750%, 02/15/2017 (S)		290,000	299,788
Syncreon Global Ireland Ltd.
9.500%, 05/01/2018 (S)		4,430,000	4,418,925
The Geo Group, Inc. 7.750%, 10/15/2017		1,985,000	2,118,988
TransUnion Holding Company, Inc., PIK
9.625%, 06/15/2018 (S)		2,750,000	2,901,250
Triumph Group, Inc. 8.625%, 07/15/2018		1,750,000	1,925,000
United Air Lines, Inc.
9.875%, 08/01/2013 (S)		966,000	994,980
United Rentals North America, Inc.
10.875%, 06/15/2016		1,164,000	1,294,950
UR Financing Escrow Corp.
5.750%, 07/15/2018 (S)		1,108,000	1,127,390
7.625%, 04/15/2022 (S)		6,312,000	6,454,020
Wyle Services Corp.
10.500%, 04/01/2018 (S)		6,160,000	6,560,400

			116,709,478
Information Technology - 1.5%
First Data Corp.
9.875%, 09/24/2015		80,000	79,400
11.250%, 03/31/2016		2,210,000	1,922,700
12.625%, 01/15/2021		3,760,000	3,543,800

64

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Information Technology (continued)
First Data Corp., PIK 10.550%, 09/24/2015		$1,508,897	$1,501,353
Freescale Semiconductor, Inc.
9.250%, 04/15/2018 (S)		950,000	999,875
10.750%, 08/01/2020		201,000	215,070
Lawson Software, Inc.
10.000%, 04/01/2019 (S)	EUR	500,000	618,250
NXP BV 9.750%, 08/01/2018 (S)		$5,720,000	6,449,300

			15,329,748
Materials - 7.1%
Appleton Papers, Inc.
10.500%, 06/15/2015 (S)		1,945,000	2,071,425
11.250%, 12/15/2015		4,563,000	4,802,558
Ardagh Packaging Finance PLC
9.250%, 10/15/2020 (S)	EUR	830,000	1,016,032
Building Materials Corp. of America
6.750%, 05/01/2021 (S)		$3,250,000	3,323,125
6.875%, 08/15/2018 (S)		950,000	980,875
China Oriental Group Company, Ltd.
7.000%, 11/17/2017 (S)		630,000	485,100
Evraz Group SA
6.750%, 04/27/2018 (S)		5,200,000	4,790,500
9.500%, 04/24/2018		520,000	544,180
FMG Resources August 2006 Pty, Ltd.
6.375%, 02/01/2016 (S)		1,460,000	1,427,150
7.000%, 11/01/2015 (S)		1,160,000	1,160,000
8.250%, 11/01/2019 (S)		3,880,000	4,006,100
Georgia Gulf Corp.
9.000%, 01/15/2017 (S)		2,015,000	2,261,838
Global Brass and Copper, Inc.
9.500%, 06/01/2019 (S)		2,220,000	2,242,200
Ineos Finance PLC 9.000%, 05/15/2015 (S)		120,000	125,700
Kerling PLC 10.625%, 02/01/2017 (S)	EUR	1,261,000	1,407,202
LyondellBasell Industries NV
5.000%, 04/15/2019 (S)		$1,235,000	1,256,613
5.750%, 04/15/2024 (S)		1,235,000	1,265,875
6.000%, 11/15/2021 (S)		4,500,000	4,815,000
Midwest Vanadium Pty, Ltd.
11.500%, 02/15/2018 (S)		8,670,000	5,375,400
Mirabela Nickel, Ltd.
8.750%, 04/15/2018 (S)		1,794,000	1,291,680
Molycorp, Inc. 10.000%, 06/01/2020 (S)		3,130,000	3,122,175
Novelis, Inc. 8.750%, 12/15/2020		1,330,000	1,406,475
PE Paper Escrow GmbH
11.750%, 08/01/2014 (S)	EUR	700,000	926,139
12.000%, 08/01/2014 (S)		$110,000	117,700
Ryerson Holding Corp. Zero
Coupon 02/01/2015 (Z)		3,890,000	2,090,875
Ryerson, Inc. 12.000%, 11/01/2015		1,630,000	1,662,600
Sappi Papier Holding GmbH
6.625%, 04/15/2021 (S)		1,400,000	1,316,000
Solutia, Inc. 8.750%, 11/01/2017		400,000	450,000
Steel Dynamics, Inc. 7.750%, 04/15/2016		375,000	386,250
Styrolution Group GmbH
7.625%, 05/15/2016	EUR	2,540,000	2,638,197
Thompson Creek Metals Company, Inc.
7.375%, 06/01/2018		$3,150,000	2,598,750
12.500%, 05/01/2019		810,000	810,303
Vedanta Resources PLC
6.750%, 06/07/2016 (S)		2,190,000	1,992,900
8.750%, 01/15/2014 (S)		2,060,000	2,096,050
8.750%, 01/15/2014		990,000	1,007,325
Verso Paper Holdings LLC
11.375%, 08/01/2016		786,000	381,210
11.750%, 01/15/2019 (S)		3,479,000	3,215,240

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
West China Cement, Ltd.
7.500%, 01/25/2016 (S)		$600,000	$514,500

			71,381,242
Telecommunication Services - 8.3%
Axtel SAB de CV
7.625%, 02/01/2017 (S)		4,000,000	2,600,000
7.625%, 02/01/2017		1,250,000	812,500
9.000%, 09/22/2019		248,000	161,200
Cincinnati Bell Telephone Company LLC
6.300%, 12/01/2028		100,000	82,000
Clear Channel Worldwide Holdings, Inc.
7.625%, 03/15/2020 (S)		2,060,000	1,963,400
Cogent Communications Group, Inc.
8.375%, 02/15/2018 (S)		3,340,000	3,582,150
Inmarsat Finance PLC
7.375%, 12/01/2017 (S)		2,420,000	2,577,300
Intelsat Jackson Holdings SA
7.250%, 04/01/2019		2,741,000	2,737,574
7.250%, 10/15/2020 (S)		4,630,000	4,595,275
Level 3 Financing, Inc.
8.625%, 07/15/2020 (S)		2,810,000	2,866,200
MetroPCS Wireless, Inc.
6.625%, 11/15/2020		1,160,000	1,122,300
7.875%, 09/01/2018		2,470,000	2,494,700
Phones4u Finance PLC
9.500%, 04/01/2018 (S)	GBP	630,000	844,732
Sprint Capital Corp.
6.875%, 11/15/2028		$7,500,000	5,568,750
8.750%, 03/15/2032		9,075,000	7,645,688
Sprint Nextel Corp.
6.000%, 12/01/2016		1,510,000	1,381,650
9.000%, 11/15/2018 (S)		5,450,000	5,899,625
TW Telecom Holdings, Inc.
8.000%, 03/01/2018		2,420,000	2,625,700
UPC Holding BV
8.000%, 11/01/2016	EUR	750,000	952,878
9.875%, 04/15/2018 (S)		$2,720,000	2,937,600
UPCB Finance III, Ltd.
6.625%, 07/01/2020 (S)		560,000	551,600
UPCB Finance V, Ltd.
7.250%, 11/15/2021 (S)		2,300,000	2,323,000
UPCB Finance VI, Ltd.
6.875%, 01/15/2022 (S)		1,510,000	1,483,575
Vimpel Communications
6.493%, 02/02/2016 (S)		610,000	593,988
8.250%, 05/23/2016		2,890,000	2,963,897
8.375%, 04/30/2013 (S)		570,000	590,685
VimpelCom Holdings BV
7.504%, 03/01/2022 (S)		2,800,000	2,539,208
West Corp.
7.875%, 01/15/2019		3,980,000	3,989,950
8.625%, 10/01/2018		2,620,000	2,731,350
11.000%, 10/15/2016		570,000	600,638
Wind Acquisition Finance SA
7.250%, 02/15/2018 (S)		1,300,000	1,111,500
Wind Acquisition Holdings Finance SA,
PIK 12.250%, 07/15/2017 (S)		8,313,755	6,152,179
Windstream Corp.
7.500%, 06/01/2022 to 04/01/2023		5,220,000	5,014,050

			84,096,842
Utilities - 4.6%
Atlantic Power Corp.
9.000%, 11/15/2018 (S)		2,110,000	2,141,650

65

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Calpine Corp.
7.250%, 10/15/2017 (S)		$460,000	$485,300
7.500%, 02/15/2021 (S)		750,000	783,750
7.875%, 01/15/2023 (S)		5,320,000	5,625,900
Dynegy-Roseton Danskammer, Series B
7.670%, 11/08/2016 (H)		1,820,000	1,146,600
Edison Mission Energy
7.750%, 06/15/2016 (L)		850,000	452,625
Foresight Energy LLC
9.625%, 08/15/2017 (S)		4,520,000	4,542,600
GenOn REMA LLC
9.237%, 07/02/2017		2,947,548	2,888,597
9.681%, 07/02/2026		1,970,000	1,871,500
Midwest Generation LLC, Series B
8.560%, 01/02/2016		2,787,893	2,564,861
Mirant Americas Generation LLC
9.125%, 05/01/2031		5,251,000	4,437,095
Mirant Mid Atlantic LLC
9.125%, 06/30/2017		420,282	428,687
10.060%, 12/30/2028		6,532,644	6,663,287
NRG Energy, Inc. 8.500%, 06/15/2019		60,000	60,000
Suburban Propane Partners LP
7.375%, 03/15/2020		2,210,000	2,320,500
Texas Competitive Electric Holdings
Company LLC 11.500%, 10/01/2020 (S)		1,260,000	844,200
Texas Competitive Electric Holdings
Company LLC, Series A
10.250%, 11/01/2015		1,710,000	410,400
The AES Corp.
7.375%, 07/01/2021 (S)		2,020,000	2,181,600
9.750%, 04/15/2016		2,293,000	2,688,543
The AES El
Salvador Trust 6.750%, 02/01/2016		200,000	198,500
The AES Ironwood LLC
8.857%, 11/30/2025		3,018,311	3,330,498
The AES Red Oak LLC
9.200%, 11/30/2029		220,000	234,300

			46,300,993

TOTAL CORPORATE BONDS (Cost $869,346,462)			$836,726,673

CAPITAL PREFERRED SECURITIES - 1.0%
Financials - 0.9%
BankAmerica Institutional Capital,
Series A
8.070%, 12/31/2026 (S)		200,000	201,000
Capital One Capital V
10.250%, 08/15/2039		1,350,000	1,397,250
Countrywide Capital III
8.050%, 06/15/2027		140,000	141,225
Deutsche Postbank Funding Trust IV
(5.983% 06/29/2017, then 3 month
EURIBOR + 2.070%)
06/29/2017 (Q)	EUR	1,050,000	895,845
ING Capital Funding Trust III
4.070%, 09/30/2012 (P) (Q)		$1,300,000	1,075,010
MBNA Capital A, Series A
8.278%, 12/01/2026		920,000	926,900
Santander Finance Preferred SA
Unipersonal (10.500% until 09/29/2014,
then 3 month LIBOR + 7.673%)
09/29/2014 (Q)		1,790,000	1,736,438

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CAPITAL PREFERRED SECURITIES (continued)
Financials (continued)
ZFS Finance USA Trust II (6.450% to
06/15/2016, then 3 month
LIBOR + 2.000%)
12/15/2065 (S)	$2,852,000	$2,766,440

		9,140,108
Materials - 0.1%
Hercules, Inc.
6.500%, 06/30/2029	1,110,000	824,175

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $10,911,556)		$9,964,283

CONVERTIBLE BONDS - 0.8%
Financials - 0.4%
Realogy Corp.
11.000%, 04/15/2018 (S)	5,770,000	4,616,000
Industrials - 0.3%
Horizon Lines, Inc., PIK
6.000%, 04/15/2017	3,520,489	2,710,953
6.000%, 04/15/2017	977,913	394,774

		3,105,727
Materials - 0.1%
Hercules, Inc.
6.500%, 06/30/2029	930,000	755,625

TOTAL CONVERTIBLE BONDS (Cost $8,742,759)		$8,477,352

TERM LOANS (M) - 3.7%
Consumer Discretionary - 0.9%
Newsday LLC
10.500%, 08/01/2013	4,000,000	4,080,000
Stockbridge SBE Holdings LLC
05/02/2017 (T)	5,410,000	5,274,750

		9,354,750
Energy - 0.8%
Chesapeake Energy Corp. , 12/02/2017 (T)	7,990,000	7,784,258
Financials - 0.5%
Realogy Corp.
13.500%, 10/15/2017	5,200,000	5,287,750
Health Care - 0.1%
Immucor, Inc. 7.250%, 08/17/2018	1,203,950	1,201,943
Industrials - 0.0%
Trico Shipping AS 10.000%, 05/13/2014	320,371	318,769
Information Technology - 0.3%
First Data Corp.
2.989%, 09/24/2014	460,397	435,965
4.239%, 03/23/2018	379,603	344,134
SRA International, Inc.
6.500%, 07/20/2018	1,862,229	1,816,837

		2,596,936
Telecommunication Services - 0.8%
Vodafone Group PLC
6.250%, 07/11/2016	1,949,063	1,978,298
6.875%, 08/11/2015	5,844,252	5,931,916

		7,910,214
Utilities - 0.3%
Texas Competitive Electric Holdings
Company LLC 4.739%, 10/10/2017	4,205,419	2,444,926

TOTAL TERM LOANS (Cost $37,689,350)		$36,899,546

66

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 2.1%
Consumer Discretionary - 1.0%
Bossier Casino Venture Holdco, Inc. (I) (S)	163,507	$327,014
Charter Communications, Inc., Class A (I)	149,730	9,388,071
PB Investors II LLC (I)	110,176	1

		9,715,086
Financials - 0.8%
KCAD Holdings I, Ltd. (I)	752,218,031	7,973,511
Industrials - 0.2%
DeepOcean Group Holdings AS (I)	151,066	2,417,056
Horizon Lines, Inc. (I) (L)	89,768	166,071

		2,583,127
Materials - 0.1%
LyondellBasell Industries NV, Class A	35,100	1,385,046
Telecommunication Services - 0.0%
XO Holdings, Inc. (I)	821	0

TOTAL COMMON STOCKS (Cost $17,604,144)		$21,656,770

PREFERRED SECURITIES - 2.5%
Financials - 2.4%
Citigroup Capital XII (8.500% to
03/30/2015, then
3 month LIBOR + 5.870%)	357,275	$9,217,695
Citigroup Capital XIII (7.875% to
10/30/2015, then
3 month LIBOR + 6.370%)	48,350	1,279,341
Citigroup, Inc., 7.500%	25,200	2,118,816
GMAC Capital Trust I (8.125% to
02/15/2016, then
3 month LIBOR + 5.785%)	494,500	11,333,940

		23,949,792
Industrials - 0.1%
Jack Cooper Holdings Corp. (S)	9,645	964,500

TOTAL PREFERRED SECURITIES (Cost $25,717,583)		$24,914,292

ESCROW CERTIFICATES - 0.0%
United States - 0.0%
General Motors Company
7.200%, 01/15/2049 (I)	4,645,000	63,869
8.375%, 07/15/2049 (I)	9,805,000	134,819
SuperMedia, Inc.
8.000%, 11/15/2016 (I)	6,615,000	0

		198,688

TOTAL ESCROW CERTIFICATES (Cost $0)		$198,688

WARRANTS - 0.1%
Charter Communications, Inc., Class A
(Expiration Date: 11/30/2014; Strike
Price: $51.28) (I)	5,718	97,263
CMP Susquehanna Radio Holdings Corp.
(Expiration Date: 03/26/2019; Strike
Price: $0.01) (I)	51,274	337,567
Jack Cooper Holdings Corp. (Expiration
Date: 05/06/2018; Strike
Price: $27.33) (I)	2,163	151,410
Nortek, Inc. (Expiration Date: 12/17/2014;
Strike Price: $52.80) (I)	12,027	84,189
SemGroup Corp., Class A (Expiration
Date: 11/30/2014; Strike
Price $25.00) (I)	29,423	220,673

TOTAL WARRANTS (Cost $290,122)		$891,102

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

OPTIONS PURCHASED - 0.2%
Put Options - 0.2%
Over the Counter USD Purchased Options
on 5 Year Credit Default Swaption
(Expiration Date: 07/18/2012; Strike
Price: $0.93; Counterparty:
J.P. Morgan) (I)	$32,683,000	$718,106
Over the Counter USD Purchased Options
on 5 Year Credit Default Swaption
(Expiration Date: 09/19/2012; Strike
Price: $0.92; Counterparty:
J.P. Morgan) (I)	30,806,000	981,613

TOTAL OPTIONS PURCHASED (Cost $1,746,743)		$1,699,719

SECURITIES LENDING COLLATERAL - 1.5%
John Hancock Collateral
Investment Trust, 0.3309% (W) (Y)	1,563,393	$15,645,187

TOTAL SECURITIES LENDING
COLLATERAL (Cost $15,646,214)		$15,645,187

SHORT-TERM INVESTMENTS - 3.0%
Repurchase Agreement - 3.0%
Deutsche Bank Repurchase Agreement
dated 05/31/2012 at 0.190% to be
repurchased at $30,500,161 on
06/01/2012, collateralized by
$28,413,000 Treasury Inflation Protected
Securities, 0.625% due 04/15/2013,
(valued at $31,109,990,
including interest)	$30,500,000	$30,500,000

TOTAL SHORT-TERM INVESTMENTS (Cost $30,500,000)		$30,500,000

Total Investments (High Yield Fund)
(Cost $1,049,610,652) - 100.6%		$1,017,314,124
Other assets and liabilities, net - (0.6%)		(6,553,747)

TOTAL NET ASSETS - 100.0%		$1,010,760,377

International Growth Stock Fund
	Shares	Value

COMMON STOCKS - 88.9%
Australia - 5.6%
BHP Billiton, Ltd.	126,933	$3,905,994
Brambles, Ltd.	734,704	4,760,713
CSL, Ltd.	146,632	5,372,496
WorleyParsons, Ltd.	186,178	4,641,975

		18,681,178
Belgium - 2.1%
Anheuser-Busch InBev NV	100,971	6,834,331
Brazil - 2.1%
Banco Bradesco SA, ADR	386,805	5,662,825
Petroleo Brasileiro SA, ADR	76,315	1,442,354

		7,105,179
Canada - 7.9%
Agrium, Inc.	36,817	2,883,051
Canadian National Railway Company	36,052	2,948,107
Canadian Natural Resources, Ltd.	70,609	2,027,654
Cenovus Energy, Inc.	89,340	2,815,527
CGI Group, Inc. (I)	171,520	3,977,251
Fairfax Financial Holdings, Ltd.	8,104	3,193,424
Potash Corp. of Saskatchewan, Inc.	87,369	3,460,586

67

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

International Growth Stock Fund (continued)
	Shares	Value

COMMON STOCKS (continued)
Canada (continued)
Suncor Energy, Inc.	186,221	$5,053,759

		26,359,359
China - 1.2%
Industrial & Commercial Bank of China, Ltd.,
H Shares	6,458,000	3,943,800
Denmark - 1.2%
Novo Nordisk A/S	29,725	3,965,337
France - 6.5%
Cap Gemini SA	72,261	2,437,168
Compagnie Generale des Etablissements
Michelin, Class B	29,176	1,718,183
Danone SA	63,118	4,051,799
Eutelsat Communications	76,249	1,998,738
L’Oreal SA	19,491	2,200,130
Publicis Groupe SA	83,296	3,894,372
Schneider Electric SA	62,988	3,377,291
Total SA	41,901	1,812,983

		21,490,664
Germany - 4.4%
Adidas AG	70,302	5,240,841
Fresenius Medical Care AG	55,975	3,718,966
SAP AG	100,743	5,780,933

		14,740,740
Hong Kong - 2.9%
China Mobile, Ltd.	373,000	3,777,071
Galaxy Entertainment Group, Ltd. (I)	1,095,000	2,691,645
Hutchison Whampoa, Ltd.	370,000	3,031,407

		9,500,123
Ireland - 1.7%
Shire PLC	71,256	2,006,361
WPP PLC	305,727	3,652,275

		5,658,636
Israel - 1.6%
Teva Pharmaceutical Industries, Ltd., ADR	137,545	5,390,389
Japan - 8.5%
Canon, Inc.	127,200	5,069,476
Denso Corp.	129,400	3,885,519
Fanuc, Ltd.	16,700	2,872,364
Keyence Corp.	16,300	3,672,970
Komatsu, Ltd.	81,300	1,940,936
Nidec Corp.	31,900	2,595,807
Toyota Motor Corp.	102,400	3,930,724
Yamada Denki Company, Ltd.	86,900	4,349,085

		28,316,881
Mexico - 3.7%
America Movil SAB de CV, Series L, ADR	217,184	5,116,855
Fomento Economico Mexicano SAB de CV	42,878	3,380,073
Grupo Televisa SA, ADR	200,454	3,806,621

		12,303,549
Netherlands - 3.4%
Koninklijke Ahold NV	197,465	2,324,902
Royal Dutch Shell PLC, B Shares	128,688	4,151,071
Unilever NV	126,452	3,988,299
Vimpelcom, Ltd., ADR	101,123	745,277

		11,209,549
Russia - 0.6%
Gazprom OAO, ADR (London Exchange)	207,663	1,837,476
Singapore - 2.5%
Keppel Corp., Ltd.	579,900	4,476,510

International Growth Stock Fund (continued)
	Shares	Value

COMMON STOCKS (continued)
Singapore (continued)
United Overseas Bank, Ltd.	287,000	$3,929,182

		8,405,692
South Korea - 2.4%
Hyundai Mobis	17,224	4,036,531
NHN Corp.	19,938	4,094,655

		8,131,186
Spain - 1.0%
Amadeus IT Holding SA, A Shares	175,284	3,222,811
Sweden - 2.8%
Ericsson (LM), Series B	282,942	2,399,451
Kinnevik Investment AB	98,552	1,734,237
Swedbank AB, Class A	241,051	3,451,632
Volvo AB, Series B	152,805	1,730,066

		9,315,386
Switzerland - 7.6%
ABB, Ltd.	171,423	2,701,525
Informa PLC	460,972	2,432,906
Julius Baer Group, Ltd.	86,540	2,736,172
Nestle SA	88,229	5,011,445
Novartis AG	65,267	3,399,829
Roche Holdings AG	25,374	3,978,841
Syngenta AG	15,382	4,956,952

		25,217,670
Taiwan - 1.5%
Taiwan Semiconductor
Manufacturing Company, Ltd. (I)	1,714,000	4,883,014
Turkey - 0.8%
Akbank T.A.S.	833,913	2,550,220
United Kingdom - 16.9%
BG Group PLC	259,625	4,997,449
British American Tobacco PLC	110,096	5,183,242
British Sky Broadcasting Group PLC	269,703	2,866,645
Centrica PLC	641,045	3,071,775
Compass Group PLC	770,205	7,553,772
GlaxoSmithKline PLC	115,803	2,570,347
Imperial Tobacco Group PLC	178,944	6,462,022
International Power PLC	291,731	1,861,536
Kingfisher PLC	1,107,686	4,832,356
Next PLC	96,491	4,516,931
Pearson PLC (I)	145,431	2,549,882
Reed Elsevier PLC	744,378	5,490,179
Smith & Nephew PLC	307,803	2,887,814
Tesco PLC	270,960	1,264,162

		56,108,112

TOTAL COMMON STOCKS (Cost $305,510,894)		$295,171,282

PREFERRED SECURITIES - 1.2%
Germany - 1.2%
Volkswagen AG	25,586	4,093,099

TOTAL PREFERRED SECURITIES (Cost $4,450,213)		$4,093,099

SHORT-TERM INVESTMENTS - 8.6%
Money Market Funds - 8.6%
State Street Institutional Liquid Reserves
Fund, 0.1963% (Y)	28,604,520	28,604,520

TOTAL SHORT-TERM INVESTMENTS (Cost $28,604,520)		$28,604,520

Total Investments (International Growth Stock Fund)
(Cost $338,565,627) - 98.7%		$327,868,901
Other assets and liabilities, net - 1.3%		4,300,526

TOTAL NET ASSETS - 100.0%		$332,169,427

68

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

International Opportunities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.2%
Argentina - 1.5%
MercadoLibre, Inc.	45,542	$3,198,870
Belgium - 2.1%
Anheuser-Busch InBev NV	69,372	4,695,519
Brazil - 1.4%
BR Malls Participacoes SA	285,600	3,143,675
Canada - 4.3%
Canadian National Railway Company	70,202	5,752,352
IMAX Corp. (I)	61,166	1,299,166
Pacific Rubiales Energy Corp.	88,505	2,321,344

		9,372,862
China - 3.2%
Baidu, Inc., ADR (I)	42,998	5,063,874
CNOOC, Ltd.	1,140,600	2,051,921

		7,115,795
Denmark - 2.0%
Novo Nordisk A/S	33,114	4,417,432
France - 3.6%
Pernod-Ricard SA	24,612	2,413,398
Schneider Electric SA	59,002	3,163,569
Unibail-Rodamco SE	13,560	2,250,574

		7,827,541
Germany - 4.9%
Adidas AG	48,937	3,648,133
BMW AG	53,621	4,062,200
Kabel Deutschland Holding AG (I)	52,961	3,006,717

		10,717,050
Hong Kong - 6.5%
AIA Group, Ltd.	679,200	2,210,225
Belle International Holdings, Ltd.	2,005,000	3,196,874
China Unicom Hong Kong, Ltd.	3,830,000	5,215,545
Hang Lung Properties, Ltd.	1,178,000	3,738,217

		14,360,861
Ireland - 5.8%
Accenture PLC, Class A	81,989	4,681,572
CRH PLC (London Exchange)	192,445	3,296,182
Shire PLC	167,771	4,723,941

		12,701,695
Israel - 1.8%
Check Point Software Technologies, Ltd. (I)	76,182	3,903,566
Japan - 12.8%
Canon, Inc.	111,900	4,459,704
FANUC Corp.	28,200	4,850,339
Honda Motor Company, Ltd.	179,100	5,694,704
Hoya Corp.	110,200	2,359,144
Marubeni Corp.	487,000	3,098,390
Rakuten, Inc.	4,306	4,594,580
Sumitomo Realty &
Development Company, Ltd.	150,000	3,128,399

		28,185,260
Luxembourg - 2.4%
Millicom International Cellular SA, ADR	60,873	5,225,467
Mexico - 0.8%
Wal-Mart de Mexico SAB de CV	746,200	1,788,775
Netherlands - 8.3%
ASML Holding NV	76,380	3,513,210
LyondellBasell Industries NV, Class A	130,756	5,159,632
Sensata Technologies Holding NV (I)	153,263	4,706,707
Yandex NV, Class A (I)	106,759	2,127,707

International Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Netherlands (continued)
Ziggo NV	94,711	$2,703,840

		18,211,096
South Korea - 2.6%
Samsung Electronics Company, Ltd.	5,477	5,611,020
Spain - 1.6%
Inditex SA	41,775	3,463,061
Sweden - 0.6%
Elekta AB, Series B	28,123	1,350,586
Switzerland - 10.5%
Julius Baer Group, Ltd. (I)	141,706	4,480,381
Nestle SA	98,341	5,585,810
Roche Holdings AG	35,394	5,550,055
The Swatch Group AG, BR Shares	10,728	4,143,279
Xstrata PLC	233,222	3,346,950

		23,106,475
Taiwan - 2.0%
Taiwan Semiconductor Manufacturing
Company, Ltd., ADR	327,578	4,497,646
United Kingdom - 13.8%
ARM Holdings PLC	340,900	2,664,897
British Sky Broadcasting Group PLC	568,581	6,043,387
Reed Elsevier PLC	301,086	2,220,668
Rolls-Royce Holdings PLC (I)	193,480	2,461,364
Standard Chartered PLC (I)	263,868	5,351,307
The Weir Group PLC	127,080	3,041,999
Tullow Oil PLC	228,353	5,065,179
Whitbread PLC	119,688	3,450,839

		30,299,640
United States - 3.7%
Perrigo Company	33,949	3,526,962
Wynn Resorts, Ltd.	44,287	4,563,332

		8,090,294

TOTAL COMMON STOCKS (Cost $194,411,128)		$211,284,186

PREFERRED SECURITIES - 0.0%
United Kingdom - 0.0%
Rolls-Royce Holdings PLC - C Shares	20,508,880	31,608

TOTAL PREFERRED SECURITIES (Cost $33,097)		$31,608

SHORT-TERM INVESTMENTS - 3.7%
Money Market Funds - 3.7%
State Street Institutional Treasury Money
Market Fund, 0.0000% (Y)	7,990,731	7,990,731

TOTAL SHORT-TERM INVESTMENTS (Cost $7,990,731)		$7,990,731

Total Investments (International Opportunities Fund)
(Cost $202,434,956) - 99.9%		$219,306,525
Other assets and liabilities, net - 0.1%		286,945

TOTAL NET ASSETS - 100.0%		$219,593,470

69

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

International Small Cap Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 93.6%
Australia - 3.4%
Billabong International, Ltd. (L)	714,567	$1,329,715
Downer EDI, Ltd. (I)	666,791	2,133,303
Emeco Holdings, Ltd.	4,341,244	4,055,969
Pacific Brands, Ltd.	4,747,577	2,559,784

		10,078,771
Austria - 1.0%
Wienerberger AG (L)	326,485	2,934,273
Bahamas - 1.8%
Steiner Leisure, Ltd. (I)(L)	117,810	5,399,232
Belgium - 1.6%
Barco NV (L)	84,270	4,681,258
Canada - 8.1%
ATS Automation Tooling Systems, Inc. (I)	464,320	3,717,797
Canaccord Financial, Inc.
(Toronto Exchange) (L)	517,506	2,956,175
Dorel Industries, Inc., Class B	150,200	3,786,811
Ensign Energy Services, Inc.	76,400	972,707
Genworth MI Canada, Inc. (L)	169,400	3,042,426
HudBay Minerals, Inc.	469,670	3,451,416
Mullen Group, Ltd.	201,570	4,168,597
The North West Company, Inc.	71,200	1,475,908

		23,571,837
China - 2.3%
People’s Food Holdings, Ltd. (I)	5,361,704	1,913,541
Shenzhen Expressway Company, Ltd.,
H Shares	2,634,000	1,006,882
Sinotrans, Ltd., H Shares	17,808,000	3,124,489
Travelsky Technology, Ltd., H Shares	1,196,539	642,239

		6,687,151
Finland - 3.8%
Amer Sports OYJ	470,088	5,487,514
Huhtamaki OYJ	395,286	5,494,327

		10,981,841
France - 0.5%
Teleperformance SA (L)	60,430	1,450,946
Germany - 2.0%
Jenoptik AG	448,454	2,863,731
Kloeckner & Company SE (I)(L)	308,185	2,928,144

		5,791,875
Greece - 0.8%
Hellenic Exchanges SA Holding Clearing
Settlement and Registry	360,594	943,072
JUMBO SA (I)	485,820	1,522,765

		2,465,837
Hong Kong - 6.0%
Dah Sing Financial Holdings, Ltd.	1,074,374	3,142,700
Stella International Holdings, Ltd.	2,095,000	5,328,057
Techtronic Industries Company	4,698,000	5,813,329
Texwinca Holdings, Ltd.	1,685,417	1,870,140
Yue Yuen Industrial Holdings, Ltd.	423,640	1,321,380

		17,475,606
Ireland - 1.2%
UBM PLC	444,740	3,670,504
Italy - 1.9%
Amplifon SpA	231,541	1,149,011
Azimut Holding SpA	464,076	4,330,115

		5,479,126

International Small Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan - 12.3%
Asahi Company, Ltd. (I)(L)	106,100	$1,625,925
Asics Corp.	310,000	3,290,915
Descente, Ltd.	807,860	4,585,932
En-Japan, Inc. (I)	2,287	2,353,772
Keihin Corp. (L)	188,200	2,807,588
Kobayashi Pharmaceutical Company, Ltd.	133,800	7,297,103
Megane Top Company, Ltd. (I)	182,800	2,092,881
Meitec Corp.	201,511	4,211,121
Nissin Kogyo Company, Ltd.	140,610	1,890,612
Shinko Plantech Company, Ltd.	469,700	3,553,347
Tokai Rika Company, Ltd.	134,900	2,207,964

		35,917,160
Liechtenstein - 0.9%
Verwaltungs & Privat Bank AG	33,515	2,547,390
Luxembourg - 0.6%
Oriflame Cosmetics SA	61,410	1,844,310
Netherlands - 8.5%
Aalberts Industries NV	291,541	4,718,539
Accell Group (L)	187,804	3,274,924
Arcadis NV (L)	150,800	3,149,789
Imtech NV (L)	139,560	3,620,499
Mediq NV (L)	331,918	3,899,150
SBM Offshore NV (I)	134,586	1,769,626
TKH Group NV	147,531	3,254,749
USG People NV (L)	180,304	1,244,729

		24,932,005
Norway - 1.8%
Tomra Systems ASA	758,890	5,286,727
Singapore - 0.1%
Huan Hsin Holdings, Ltd. (I)	2,370,298	161,870
South Korea - 9.3%
Binggrae Company, Ltd.	58,460	3,308,561
BS Financial Group, Inc.	283,930	2,786,020
DGB Financial Group, Inc.	200,600	2,487,263
Hyundai Mipo Dockyard Company, Ltd.	13,640	1,360,821
KIWOOM Securities Company, Ltd.	43,790	2,816,527
Mirae Asset Securities Company, Ltd.	88,180	2,347,279
S1 Corp.	39,100	1,871,214
Sindoh Company, Ltd.	80,243	3,792,452
Youngone Corp.	250,260	6,346,036

		27,116,173
Spain - 3.7%
Antena 3 de Television SA (I)(L)	515,778	1,889,139
Construcciones & Auxiliar de Ferrocarriles SA	9,156	4,031,648
Melia Hotels International SA	235,424	1,088,621
Tecnicas Reunidas SA	104,703	3,771,352

		10,780,760
Sweden - 0.6%
Duni AB	242,260	1,769,931
Switzerland - 3.1%
Logitech International SA (I)(L)	138,390	1,415,730
Nobel Biocare Holding AG (I)	139,630	1,474,400
Panalpina Welttransport Holding AG (L)	46,490	4,434,296
Vontobel Holding AG	89,146	1,827,150

		9,151,576
Taiwan - 3.0%
D-Link Corp.	3,154,668	2,107,468
Giant Manufacturing Company, Ltd.	988,746	4,639,110

70

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

International Small Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Ta Chong Bank, Ltd. (I)	6,207,740	$1,940,963

		8,687,541
Thailand - 2.7%
Bank of Ayudhya PCL	3,565,810	3,174,165
Glow Energy PCL	2,270,788	4,710,734

		7,884,899
Turkey - 0.4%
Aygaz AS	303,319	1,142,153
United Kingdom - 12.2%
Bellway PLC	442,966	4,729,891
Bodycote PLC	723,415	4,252,919
Bovis Homes Group PLC	583,740	3,726,779
Debenhams PLC	1,283,560	1,533,230
Dignity PLC	153,590	2,016,343
Fiberweb PLC	1,847,983	1,680,466
Greggs PLC	412,370	3,203,458
Henderson Group PLC	2,251,780	3,439,873
Homeserve PLC	454,410	974,468
Laird PLC	1,498,300	4,376,434
Persimmon PLC	639,915	5,614,133

		35,547,994

TOTAL COMMON STOCKS (Cost $259,003,805)		$273,438,746

SHORT-TERM INVESTMENTS - 5.5%
Time Deposits - 5.5%
Bank of Montreal, 0.120%, 06/01/2012 *	$8,000,000	8,000,000
Royal Bank of Canada, 0.110%, 06/01/2012 *	8,000,000	8,000,000

		16,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $16,000,000)		$16,000,000

SECURITIES LENDING COLLATERAL - 9.3%
John Hancock Collateral
Investment Trust, 0.3309% (W)(Y)	2,728,716	$27,306,809

TOTAL SECURITIES LENDING
COLLATERAL (Cost $27,305,168)		$27,306,809

Total Investments (International Small Cap Fund)
(Cost $302,308,973) - 108.4%		$316,745,555
Other assets and liabilities, net - (8.4%)		(24,674,691)

TOTAL NET ASSETS - 100.0%		$292,070,864

International Small Company Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.8%
Australia - 7.0%
Acrux, Ltd. (I)	23,000	$96,955
Adelaide Brighton, Ltd.	75,300	215,546
Aditya Birla Minerals, Ltd.	40,783	21,418
AED Oil, Ltd. (I)	18,722	2,644
AJ Lucas Group, Ltd. (I)	6,727	7,221
Alchemia, Ltd. (I)	25,636	10,934
Alesco Corp., Ltd.	12,775	24,421
Alkane Resources, Ltd. (I)	32,079	32,722
Alliance Resources, Ltd. (I)	40,937	9,323
Amalgamated Holdings, Ltd.	18,031	114,750
Amcom Telecommunications, Ltd.	28,416	30,143

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Ampella Mining, Ltd. (I)	3,883	$2,904
Ansell, Ltd.	21,279	294,085
Antares Energy, Ltd. (I)	12,749	5,927
APN News & Media, Ltd.	77,420	58,259
Arafura Resources, Ltd. (I)	26,667	5,190
ARB Corp., Ltd.	8,257	69,470
Aristocrat Leisure, Ltd.	42,901	122,184
ASG Group, Ltd. (I)	7,517	6,580
Atlantic, Ltd. (I)	4,449	1,905
Aurora Oil and Gas, Ltd. (I)	40,211	133,784
Ausdrill, Ltd.	33,693	107,610
Ausenco, Ltd.	9,757	35,545
Austal, Ltd.	12,569	21,507
Austbrokers Holdings, Ltd. (I)	635	4,130
Austin Engineering, Ltd.	5,508	24,047
Australian Agricultural Company, Ltd. (I)	24,185	27,079
Australian Infrastructure Fund	87,385	199,450
Australian Pharmaceutical Industries, Ltd. (I)	56,375	19,715
Australian Worldwide Exploration, Ltd. (I)	72,902	121,617
Automotive Holdings Group	26,456	66,937
AVJennings, Ltd.	32,942	10,268
Azumah Resources, Ltd. (I)	6,903	1,579
Bandanna Energy, Ltd. (I)	26,297	10,997
Bank of Queensland, Ltd.	8,710	56,777
BC Iron, Ltd. (I)	7,691	19,419
Beach Energy, Ltd.	187,448	200,529
Beadell Resources, Ltd. (I)	35,301	20,939
Becton Property Group (I)	59	24
Bendigo Mining, Ltd. (I)	20,172	2,454
Berkeley Resources, Ltd. (I)	4,742	1,903
Billabong International, Ltd. (L)	12,568	23,387
Biota Holdings, Ltd. (I)	39,986	29,543
Blackmores, Ltd.	1,614	40,717
Blackthorn Resources, Ltd. (I)	3,075	3,504
BlueScope Steel, Ltd. (I)	43,288	14,521
Boom Logistics, Ltd. (I)	42,444	9,497
Bradken, Ltd.	33,593	196,748
Breville Group, Ltd.	19,121	79,661
Brickworks, Ltd.	5,574	56,170
Buru Energy, Ltd. (I)(L)	13,774	46,143
Cabcharge Australia, Ltd.	20,355	125,325
Cape Lambert Iron Ore, Ltd. (I)	117,043	50,735
Cardno, Ltd.	12,873	92,557
Carnarvon Petroleum, Ltd. (I)	59,353	6,935
Carsales.com.au, Ltd.	18,977	103,243
Cash Converters International, Ltd.	16,548	9,834
Ceramic Fuel Cells, Ltd. (I)	126,217	10,931
Challenger, Ltd.	15,400	48,989
Clough, Ltd.	23,830	17,376
Coal of Africa, Ltd. (I)	39,262	19,391
Coalspur Mines, Ltd. (I)	27,065	29,215
Cockatoo Coal, Ltd. (I)	87,990	17,924
Codan, Ltd.	4,533	6,052
Coffey International, Ltd. (I)	31,524	11,020
Compass Resources, Ltd. (I)	15,577	0
Consolidated Media Holdings, Ltd.	37,958	119,636
Credit Corp. Group, Ltd.	4,455	25,816
CSR, Ltd.	62,609	100,545
CuDeco, Ltd. (I)	21,846	70,714
Cue Energy Resources, Ltd. (I)	32,865	8,612
Customers, Ltd.	9,594	11,663
Data#3, Ltd.	5,352	5,158
David Jones, Ltd.	64,334	138,254
Decmil Group, Ltd.	20,452	55,696
Deep Yellow, Ltd. (I)	56,297	2,733

71

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Discovery Metals, Ltd. (I)	72,113	$93,691
Domino’s Pizza Enterprises, Ltd.	1,073	9,600
Downer EDI, Ltd. (I)	21,162	67,705
Dragon Mining, Ltd. (I)	2,230	1,674
Drillsearch Energy, Ltd. (I)	53,247	65,653
DUET Group	189,642	358,246
DuluxGroup, Ltd.	39,802	114,892
DWS Advanced Business Solutions, Ltd.	2,669	3,660
Elders, Ltd. (I)	40,650	7,319
Elemental Minerals, Ltd. (I)	11,100	7,906
Emeco Holdings, Ltd.	73,594	68,758
Energy World Corp., Ltd. (I)	112,377	47,023
Envestra, Ltd.	119,130	92,188
Euroz, Ltd.	2,668	3,261
Evolution Mining, Ltd. (I)	59,120	93,040
FKP Property Group, Ltd.	117,455	55,578
Fleetwood Corp., Ltd.	6,290	71,810
FlexiGroup, Ltd.	67,927	150,303
Flight Centre, Ltd.	7,476	132,190
Flinders Mines, Ltd. (I)	121,835	16,532
Focus Minerals, Ltd. (I)	509,833	18,334
Forge Group, Ltd.	8,127	38,949
Galaxy Resources, Ltd. (I)	16,452	9,877
Geodynamics, Ltd. (I)	31,447	3,668
Gindalbie Metals, Ltd. (I)	58,827	27,151
Gloucester Coal Ltd. (I)	355	2,386
Goodman Fielder, Ltd.	337,450	193,265
GrainCorp., Ltd.	31,091	284,052
Grange Resources Corp., Ltd.	43,931	22,426
Greenland Minerals & Energy, Ltd. (I)	35,101	12,408
Gryphon Minerals, Ltd. (I)	22,746	14,871
GUD Holdings, Ltd.	12,070	96,227
Gujarat NRE Coking Coal, Ltd. (I)	21,875	3,833
Gunns, Ltd. (I)	100,882	15,723
GWA International, Ltd.	27,947	53,993
Hastie Group, Ltd. (I)	3,144	490
Hills Industries, Ltd.	27,614	28,356
Horizon Oil, Ltd. (I)	112,280	29,464
Icon Energy, Ltd. (I)	23,206	4,504
iiNET, Ltd.	19,563	58,985
Imdex, Ltd.	34,099	69,607
IMFAustralia, Ltd.	16,845	23,634
Independence Group NL	25,364	88,296
Indophil Resources NL (I)	69,983	26,477
Industrea, Ltd.	53,156	65,719
Infigen Energy (I)	70,305	14,737
Infomedia, Ltd.	45,314	9,259
Integra Mining, Ltd. (I)	106,118	47,813
International Ferro Metals, Ltd. (I)	9,556	2,014
Intrepid Mines, Ltd. (I)	48,378	25,786
Invocare, Ltd.	12,728	101,473
IOOF Holdings, Ltd.	29,308	159,111
Iress Market Technology, Ltd.	17,791	105,118
Iron Ore Holdings, Ltd. (I)	4,139	4,537
Ivanhoe Australia, Ltd. (I)	26,052	15,851
JB Hi-Fi, Ltd. (L)	6,827	60,941
Kagara, Ltd. (I)	47,616	5,566
Karoon Gas Australia, Ltd. (I)	19,998	94,076
Kingsgate Consolidated, Ltd.	22,541	114,928
Kingsrose Mining, Ltd.	22,716	26,696
Linc Energy, Ltd. (I)	50,055	40,131
Liquefied Natural Gas, Ltd. (I)	19,165	6,136
Lycopodium, Ltd.	605	3,769
M2 Telecommunications Group, Ltd.	9,838	32,424
Macmahon Holdings, Ltd.	118,066	73,679

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Macquarie Atlas Roads Group (I)	40,960	$61,407
Marengo Mining, Ltd. (I)	31,237	5,316
Matrix Composites & Engineering, Ltd.	1,943	3,922
MaxiTRANS Industries, Ltd.	11,468	6,696
McMillan Shakespeare, Ltd.	7,069	76,692
McPherson’s, Ltd.	18,009	31,394
Medusa Mining, Ltd.	26,583	135,382
Melbourne IT, Ltd.	10,791	18,383
MEO Australia, Ltd. (I)	24,107	6,091
Mermaid Marine Australia, Ltd.	28,786	83,412
Metals X, Ltd. (I)	128,000	20,496
Metminco, Ltd. (I)	88,614	11,171
Mincor Resources NL	36,432	24,830
Mineral Deposits, Ltd. (I)	2,811	13,386
Mineral Resources, Ltd.	3,195	31,124
Mirabela Nickel, Ltd. (I)	82,113	24,627
Molopo Energy, Ltd. (I)	28,437	16,305
Monadelphous Group, Ltd.	12,016	251,023
Mortgage Choice, Ltd.	11,340	14,676
Mount Gibson Iron, Ltd.	154,233	144,785
Murchison Metals, Ltd. (I)(L)	59,669	27,303
Myer Holdings, Ltd. (L)	85,630	160,420
Nanosonics, Ltd. (I)	8,290	3,990
Navitas, Ltd.	34,850	132,084
Neon Energy, Ltd. (I)	51,453	17,437
Neptune Marine Services, Ltd. (I)	23,710	577
Newsat, Ltd. (I)	19,517	13,211
Nexbis, Ltd. (I)	42,793	3,836
Nexus Energy, Ltd. (I)	135,379	23,604
NIB Holdings, Ltd.	31,272	47,651
Noble Mineral Resources, Ltd. (I)	41,564	12,724
Northern Iron, Ltd. (I)	12,457	11,929
Northern Star Resources, Ltd. (I)	31,835	20,832
NRW Holdings, Ltd.	23,964	77,788
Nucoal Resources NL (I)	12,707	3,216
Nufarm, Ltd.	23,600	113,604
Oakton, Ltd.	9,591	10,233
OceanaGold Corp. (I)	26,783	47,973
OneSteel, Ltd., ADR	195,304	199,625
OPUS Group, Ltd.	4,502	2,324
Orocobre, Ltd. (I)	3,375	4,170
OrotonGroup, Ltd.	2,980	21,036
Pacific Brands, Ltd.	174,508	94,091
Paladin Resources, Ltd. (I)(L)	120,776	153,024
Pan Australian Resources, Ltd. (I)	4,183	11,623
Pan Pacific Petroleum NL (I)	67,247	9,156
Panoramic Resources, Ltd.	27,777	21,111
PaperlinX, Ltd. (I)	65,071	4,624
Peet, Ltd.	33,458	26,735
Perilya, Ltd. (I)	45,690	13,292
Perpetual, Ltd.	6,326	136,144
Perseus Mining, Ltd. (I)	62,541	157,259
Pharmaxis, Ltd. (I)	39,176	44,002
Photon Group, Ltd. (I)	155,087	5,876
Platinum Australia, Ltd. (I)	36,499	2,751
PMP, Ltd.	35,022	13,118
Premier Investments, Ltd.	15,519	72,322
Prima Biomed Ltd. (I)	37,664	5,485
Primary Health Care, Ltd.	50,418	137,452
Prime Media Group, Ltd.	15,587	10,636
PrimeAG Australia, Ltd.	9,457	10,131
Programmed Maintenance Services, Ltd.	21,300	49,222
Ramelius Resources, Ltd. (I)	58,054	26,425
RCR Tomlinson, Ltd.	22,598	36,531
REA Group, Ltd.	8,788	119,976

72

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Reckon, Ltd.	14,138	$28,324
Red Fork Energy, Ltd. (I)	26,175	22,061
Redflex Holdings, Ltd.	5,472	11,903
Regis Resources, Ltd. (I)	31,914	119,585
Resolute Mining, Ltd. (I)	67,934	99,880
Resource Generation, Ltd. (I)	9,069	2,651
Retail Food Group, Ltd.	1,348	3,539
Rex Minerals, Ltd. (I)	25,561	25,923
Rialto Energy, Ltd. (I)	28,425	6,188
Ridley Corp., Ltd.	27,918	27,449
Roc Oil Company, Ltd. (I)	93,673	32,669
SAI Global, Ltd.	33,772	153,211
Salmat, Ltd.	15,825	32,483
Samson Oil & Gas, Ltd. (I)	96,490	9,105
Sandfire Resources Nl (I)	12,577	91,332
Saracen Mineral Holdings, Ltd. (I)	68,311	35,692
Sedgman, Ltd.	15,038	23,797
Senex Energy, Ltd. (I)	88,342	78,179
Servcorp, Ltd.	10,693	29,256
Service Stream, Ltd.	8,282	2,740
Seven Network, Ltd. (I)	774	6,323
Sigma Pharmaceuticals, Ltd.	111,268	66,018
Silex Systems, Ltd. (I)	12,058	42,074
Silver Lake Resources, Ltd. (I)	13,616	36,693
Sirtex Medical, Ltd.	4,948	28,851
Skilled Group, Ltd.	2,114	4,735
Slater & Gordon, Ltd.	1,921	3,271
SMS Management & Technology, Ltd.	12,633	63,310
Southern Cross Media Group, Ltd.	87,999	109,681
Spark Infrastructure Group (S)	189,679	283,280
Specialty Fashion Group, Ltd. (I)	51,331	25,479
Spotless Group, Ltd.	25,238	61,218
St. Barbara, Ltd. (I)	50,884	99,504
Starpharma Holdings, Ltd. (I)	34,906	53,784
Straits Metals, Ltd. (I)	26,787	14,601
STW Communications Group, Ltd.	36,346	33,227
Sundance Energy Australia, Ltd. (I)	23,808	13,506
Sundance Resources, Ltd. (I)	390,505	159,116
Super Cheap Auto Group, Ltd.	19,769	136,289
Swick Mining Services, Ltd.	30,800	8,405
Talent2 International, Ltd.	6,000	4,352
Tanami Gold NL (I)	15,678	11,990
Tap Oil, Ltd. (I)	27,939	18,202
Tassal Group, Ltd.	11,577	15,269
Technology One, Ltd.	32,670	37,946
Ten Network Holdings, Ltd.	157,654	106,517
Terramin Australia, Ltd. (I)	16,521	1,609
Texon Petroleum, Ltd. (I)	9,694	5,564
TFS Corp., Ltd.	25,702	12,632
Thakral Holdings Group, Ltd.	63,390	46,902
The Reject Shop, Ltd.	3,107	30,354
The Trust Company, Ltd	2,734	12,465
Thorn Group, Ltd.	15,982	23,569
Tiger Resources, Ltd. (I)	48,884	13,995
Tox Free Solutions, Ltd.	15,937	38,279
TPG Telecom, Ltd.	56,387	97,729
Transfield Services, Ltd.	79,262	151,873
Transpacific Industries Group, Ltd. (I)	118,476	94,256
Troy Resources NL	9,374	37,592
UXC, Ltd.	32,540	17,099
Village Roadshow, Ltd.	20,000	61,157
Virgin Australia Holdings, Ltd. (I)	252,517	1,230
Virgin Australia Holdings, Ltd.
(Australian Exchange) (I)	252,517	104,348
Watpac, Ltd.	13,238	8,510

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
WDS, Ltd.	18,432	$8,956
Webjet, Ltd.	5,245	17,191
Western Areas NL (L)	17,246	74,666
Western Desert Resources, Ltd. (I)	18,135	17,109
White Energy Company, Ltd. (I)	29,677	9,377
WHK Group, Ltd.	26,888	21,846
Wide Bay Australia, Ltd.	4,752	26,771
Windimurra Vanadium, Ltd. (I)	26,928	0
Wotif.com Holdings, Ltd. (L)	16,900	67,837

		13,785,100
Austria - 0.8%
A-TEC Industries AG (I)	1,566	1,627
Agrana Beteiligungs AG	614	64,608
Andritz AG	1,134	60,197
Austria Technologie & Systemtechnik AG	726	7,370
Austriamicrosystems AG	1,779	125,017
BWT AG	1,074	17,871
CA Immobilien Anlagen AG (I)	1,728	16,396
Cat Oil AG	1,611	10,473
EVN AG	4,612	56,424
Flughafen Wien AG	1,963	77,364
Intercell AG (I)(L)	8,699	20,879
Kapsch Trafficcom AG	672	53,307
Lenzing AG	1,736	152,686
Mayr-Melnhof Karton AG	952	85,976
Oesterreichische Post AG	5,423	179,704
Palfinger AG	1,901	43,691
Polytec Holding AG	2,326	18,705
RHI AG	4,055	88,645
Rosenbauer International AG	534	27,028
S IMMO AG	5,213	26,725
S&T System Integration & Technology
Distribution AG (I)	487	1,265
Schoeller-Bleckmann Oilfield Equipment AG	1,759	143,553
Semperit AG Holding	1,709	61,279
Strabag SE (I)	1,258	27,533
Uniqa Versicherungen AG (I)(L)	4,818	73,955
Warimpex Group AG (I)(L)	3,221	3,264
Wienerberger AG	13,027	117,080
Zumtobel AG	2,859	35,541

		1,598,163
Bahamas - 0.0%
United International Enterprises	196	27,359
Belgium - 1.2%
Ablynx NV (I)	2,975	10,081
Ackermans & Van Haaren NV	3,861	300,515
AGFA Gevaert NV (I)	26,584	41,793
AGFA Gevaert NV, ADR (I)	5,388	7
Arseus NV	3,585	65,401
Atenor Group	162	5,249
Banque Nationale de Belgique	28	70,457
Barco NV	2,028	112,657
Compagnie d’Entreprises CFE	1,539	74,325
Compagnie Immobiliere de Belgique SA	440	14,201
Compagnie Maritime Belge SA	2,157	48,962
D’ieteren SA	4,980	188,769
Deceuninck Plastics NV (I)	2,954	3,155
Devgen (I)	2,183	17,450
Duvel Moortgat SA (L)	230	22,097
Econocom Group SA	1,728	36,852
Elia System Operator SA	4,994	188,735
Euronav NV (I)	3,699	28,802
EVS Broadcast Equipment SA (L)	2,123	102,234

73

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Belgium (continued)
Exmar NV	7,510	$46,793
Galapagos NV (I)(L)	3,122	45,663
Gimv NV	607	27,760
Image Recognition Integrated Systems	78	2,940
Ion Beam Applications SA (I)	2,739	12,994
Kinepolis Group NV	936	73,274
Lotus Bakeries SA	34	20,996
Melexis NV	4,178	61,998
Mobistar SA (L)	1,644	48,685
Nyrstar (I)	24,075	144,458
Picanol (I)	46	597
Recticel SA	2,402	12,901
Roularta Media Group NV	668	12,636
Sapec SA (I)	305	14,157
Sipef SA	1,157	89,932
Tessenderlo Chemie NV	5,219	135,454
ThromboGenics NV (I)	5,226	149,791
Van De Velde NV	1,145	50,393

		2,283,164
Bermuda - 0.6%
Catlin Group, Ltd.	63,850	394,933
COL Capital, Ltd.	28,000	3,824
Frontline, Ltd.	7,673	36,483
Golden Ocean Group, Ltd. (L)	54,737	41,651
Hardy Underwriting Bermuda, Ltd.	7,592	32,483
Hiscox, Ltd.	56,869	348,265
Lancashire Holdings, Ltd.	23,433	272,836
Northern Offshore, Ltd.	18,330	31,180
Omega Insurance Holdings, Ltd. (I)	3,076	3,134

		1,164,789
Canada - 10.8%
5N Plus, Inc. (I)	3,689	9,286
Aastra Technologies, Ltd	834	12,346
Absolute Software Corp. (I)	6,665	36,782
Advantage Oil & Gas, Ltd. (I)	28,208	78,382
Aecon Group, Inc.	7,528	86,661
AEterna Zentaris, Inc. (I)	900	444
AG Growth International, Inc.	2,200	77,789
AGF Management, Ltd.	13,999	158,172
Aimia, Inc.	11,394	145,948
Ainsworth Lumber Company, Ltd. (I)	5,403	6,382
Akita Drilling, Ltd.	300	2,905
Alamos Gold, Inc.	17,060	308,545
Alexco Resource Corp. (I)	6,700	31,332
Algoma Central Corp.	160	17,668
Algonquin Power & Utilities Corp.	16,753	102,349
Alliance Grain Traders, Inc.	1,814	19,723
AltaGas, Ltd.	3,312	92,352
Alterra Power Corp. (I)	14,306	5,887
Altius Minerals Corp. (I)	2,400	24,631
Altus Group Ltd.	2,300	16,768
Anderson Energy, Ltd. (I)	20,300	7,370
Angle Energy, Inc. (I)	12,103	47,810
Antrim Energy, Inc. (I)	500	353
Arsenal Energy, Inc. (I)	37,930	20,932
Astral Media, Inc.	8,440	396,403
Atrium Innovations, Inc. (I)	4,900	53,846
ATS Automation Tooling Systems, Inc. (I)	13,091	104,819
Augusta Resource Corp. (I)	13,400	20,109
Aura Minerals, Inc. (I)	11,783	3,308
AuRico Gold, Inc. (I)	1,799	13,412
Aurizon Mines, Ltd. (I)	23,946	115,690
Autocanada, Inc.	500	5,993

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Avalon Rare Metals, Inc. (I)(L)	8,025	$11,888
Avenex Energy Corp.	6,900	22,113
Avion Gold Corp. (I)	26,800	13,233
Axia NetMedia Corp. (I)	9,200	13,896
B2Gold Corp. (I)	27,875	83,934
Badger Daylighting, Ltd.	1,150	27,836
Baja Mining Corp. (I)	19,900	3,275
Ballard Power Systems, Inc. (I)	9,800	11,386
Bankers Petroleum, Ltd. (I)	43,086	85,934
Bellatrix Exploration, Ltd. (I)	17,606	56,763
Bellus Health, Inc. (I)	116	90
BioExx Specialty Proteins, Ltd. (I)	22,280	1,834
Birch Mountain Resources, Ltd. (I)	11,200	4
Birchcliff Energy, Ltd. (I)(L)	16,253	97,406
Bird Construction, Inc.	4,605	63,356
Black Diamond Group, Ltd. (L)	3,632	80,879
BlackPearl Resources, Inc. (I)	36,440	135,479
BMTC Group, Inc., Class A (I)	3,096	56,653
Bonterra Energy Corp.	1,207	54,411
Boralex, Inc. (I)	3,000	22,656
Brigus Gold Corp. (I)	11,925	9,814
Burcon Nutrascience Corp. (I)	1,800	11,938
C&c Energia, Ltd. (I)	2,600	17,067
Calfrac Well Services, Ltd.	4,613	102,323
Calian Technologies, Ltd.	500	10,142
Calvalley Petroleums, Inc. (I)	9,777	14,767
Canaccord Financial, Inc.
(London Exchange) (L)	2,016	12,271
Canaccord Financial, Inc. (Toronto Exchange)	14,977	85,554
Canacol Energy, Ltd. (I)	19,000	12,325
Canada Bread Company, Ltd.	2,640	122,945
Canada Lithium Corp. (I)	5,500	1,944
Canadian Energy Services & Technology Corp.	4,950	52,383
Canadian Helicopters Group, Inc.	300	9,411
Canadian Western Bank	9,597	247,254
Canam Group, Inc. (I)	5,270	26,022
Candente Copper Corp. (I)	8,600	5,662
Canexus Corp.	7,100	59,049
Canfor Corp. (I)	15,201	164,248
Canfor Pulp Products, Inc.	5,479	54,904
Cangene Corp. (I)	3,800	5,850
Canwel Building Materials Group, Ltd.	2,900	7,019
Canyon Services Group, Inc.	6,800	70,841
Capital Power Corp.	7,448	167,586
Capstone Infrastructure Corp.	8,573	33,616
Capstone Mining Corp. (I)	37,380	85,049
Cardero Resource Corp. (I)	7,700	5,368
Cardiome Pharma Corp. (I)	8,400	3,660
Carpathian Gold, Inc. (I)	20,000	6,003
Cascades, Inc.	12,218	52,168
Catalyst Paper Corp. (I)	54,263	22
Cathedral Energy Services, Ltd.	5,100	27,899
CCL Industries, Inc.	4,178	149,588
CE Franklin, Ltd. (I)	2,786	34,122
Celestica, Inc. (I)	30,304	220,345
Celtic Exploration, Ltd. (I)	10,392	124,762
Cequence Energy, Ltd. (I)	7,892	9,322
China Gold
International Resources Corp., Ltd. (I)	34,900	113,534
Chinook Energy, Inc. (I)	4,591	4,667
Churchill Corp.	3,100	36,437
Cineplex, Inc.	6,670	190,313
Claude Resources, Inc. (I)	21,200	13,342
Cline Mining Corp. (I)(L)	9,200	7,393
CML Healthcare, Inc.	9,961	96,924

74

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Coastal Contacts, Inc. (I)	6,222	$15,663
Cogeco Cable, Inc.	2,852	127,130
Cogeco, Inc.	200	8,150
Colabor Group, Inc.	1,900	14,165
Colossus Minerals, Inc. (I)	7,150	29,421
COM DEV International, Ltd. (I)	8,800	21,300
Computer Modelling Group, Ltd.	4,300	72,274
Connacher Oil and Gas, Ltd. (I)	55,557	27,433
Constellation Software, Inc.	1,700	145,599
Contrans Group, Inc., Class A	4,660	41,238
Copper Mountain Mining Corp. (I)	5,675	21,978
Corby Distilleries, Ltd.	2,822	44,126
Corridor Resources, Inc. (I)(L)	11,000	5,325
Corus Entertainment, Inc. (L)	12,190	277,354
Cott Corp. (I)	2,200	16,632
Cott Corp. (U.S. Exchange) (I)	9,183	69,794
Crew Energy, Inc. (I)	12,973	73,101
Crocotta Energy, Inc. (I)	6,200	14,527
Crown Point Ventures, Ltd. (I)	97	66
Davis & Henderson Corp.	8,651	143,646
Deethree Exploration, Ltd. (I)	8,900	30,762
Delphi Energy Corp. (I)	14,600	18,376
Denison Mines Corp. (I)	50,999	76,534
Detour Gold Corp. (I)	181	3,713
DirectCash Payments, Inc.	600	14,407
Dorel Industries, Inc., Class B	5,185	130,723
DragonWave, Inc. (I)	4,900	15,141
DragonWave, Inc. (U.S. Exchange) (I)	2,598	8,125
Duluth Metals, Ltd. (I)	17,000	33,083
Dundee Precious Metals, Inc. (I)	14,800	90,274
E-L Financial Corp., Ltd.	74	29,805
Eastern Platinum, Ltd. (I)	112,023	28,742
Easyhome, Ltd.	700	4,717
Eco Oro Minerals Corp. (I)	4,600	9,086
Eldorado Gold Corp.	1,616	17,930
Electrovaya, Inc. (I)	5,656	3,340
Enbridge Income Fund Holdings, Inc.	2,246	52,168
Endeavour Silver Corp. (I)	6,200	54,325
Enerflex, Ltd.	12,443	128,303
Enghouse Systems, Ltd.	2,100	27,265
Ensign Energy Services, Inc.	19,322	246,003
Entree Gold, Inc. (I)	7,500	5,156
Epsilon Energy, Ltd. (I)	5,500	8,999
Equal Energy, Ltd. (I)	729	2,230
Equitable Group, Inc.	1,700	42,745
Essential Energy Services, Ltd.	14,600	33,077
Evertz Technologies, Ltd.	4,539	60,426
Excellon Resources, Inc. (I)	14,100	7,372
Exchange Income Corp.	966	22,353
Exco Technologies, Ltd.	500	2,372
Exeter Resource Corp. (I)	7,379	13,574
Exfo, Inc. (I)	1,300	7,969
Exfo, Inc. (U.S. Exchange) (I)	3,212	18,939
Fairborne Energy, Ltd. (I)	13,600	21,990
Firm Capital Mortgage Investment Corp.	1,400	18,136
First Majestic Silver Corp (I)	11,500	159,665
First National Financial Corp.	500	7,140
FirstService Corp. (I)	4,440	115,809
Formation Metals, Inc. (I)	4,142	1,604
Forsys Metals Corp. (I)(L)	15,300	14,221
Fortress Paper, Ltd. (I)	1,804	31,439
Fortuna Silver Mines, Inc. (I)	8,800	34,677
Fortune Minerals, Ltd. (I)	3,334	2,324
Fraser Papers, Inc. (I)	4,800	0
Gamehost, Inc.	1,800	20,896

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Garda World Security Corp. (I)	7,300	$60,854
Genesis Land Development Corp. (I)	100	316
Genivar, Inc.	1,700	40,951
Genworth MI Canada, Inc. (L)	5,500	98,780
Geomark Exploration, Inc. (I)	5,776	4,194
Glacier Media, Inc.	8,800	17,722
Glentel, Inc.	2,200	28,862
Gluskin Sheff & Associates, Inc.	2,300	34,360
GLV, Inc., Class A (I)	1,851	5,591
GMP Capital, Inc.	8,154	45,631
Gran Tierra Energy, Inc. (I)	34,703	175,052
Great Canadian Gaming Corp. (I)	8,850	75,146
Great Panther Silver, Ltd. (I)	18,350	32,157
Guide Exploration, Ltd. (I)	19,750	30,213
Guyana Goldfields, Inc. (I)	7,300	15,267
Hanfeng Evergreen, Inc. (I)	3,700	6,806
Harry Winston Diamond Corp. (I)	10,720	133,059
Hemisphere GPS, Inc. (I)	10,400	7,250
Heroux-Devtek, Inc. (I)	3,900	30,963
High Liner Foods, Inc.	500	9,755
High River Gold Mines, Ltd. (I)	13,000	14,852
Home Capital Group, Inc.	5,312	223,723
Horizon North Logistics, Inc.	4,300	23,564
HudBay Minerals, Inc.	26,092	191,740
IBI Group, Inc.	1,900	21,137
IMAX Corp. (I)	8,449	179,721
Imperial Metals Corp. (I)	5,200	56,941
Imris, Inc. (I)	2,000	6,293
Innergex Renewable Energy, Inc.	10,549	111,838
Inter Citic Minerals, Inc. (I)	13,600	10,797
Intermap Technologies Corp. (I)	5,800	983
International Forest Products, Ltd. (I)	5,550	25,255
International Tower Hill Mines, Ltd. (I)	4,097	13,844
Intertape Polymer Group, Inc. (I)	8,200	55,733
Ivanhoe Energy, Inc. (I)	32,400	25,409
Just Energy Group, Inc.	21,100	224,105
K-Bro Linen, Inc.	805	18,628
KAB Distribution, Inc. (I)	18,405	2
Katanga Mining, Ltd. (I)	66,538	63,778
Keegan Resources, Inc. (I)	3,731	12,354
Killam Properties Inc.	7,490	92,823
Kimber Resources, Inc. (I)	1,750	1,135
Kingsway Financial Services, Inc. (I)	8,700	5,391
Kirkland Lake Gold, Inc. (I)	5,309	55,000
La Mancha Resources, Inc. (I)	13,311	28,095
Labrador Iron Mines Holdings, Ltd. (I)	2,897	8,583
Lake Shore Gold Corp. (I)	39,157	32,604
Laramide Resources, Ltd. (I)	11,400	9,713
Laurentian Bank of Canada	6,628	274,977
Le Chateau, Inc.	2,400	3,486
Legacy Oil & Gas, Inc. (I)	19,652	139,658
Leisureworld Senior Care Corp.	3,734	43,166
Leon’s Furniture, Ltd.	7,809	82,487
Linamar Corp.	12,009	248,586
Liquor Stores N.A., Ltd.	2,686	46,550
MacDonald Dettwiler & Associates, Ltd.	5,148	219,358
MAG Silver Corp. (I)	5,100	39,700
Mainstreet Equity Corp. (I)	900	23,527
Major Drilling Group International	12,132	140,954
Manitoba Telecom Services, Inc.	2,800	91,413
Maple Leaf Foods, Inc.	14,133	158,729
Martinrea International, Inc. (I)	11,418	90,760
Maxim Power Corp. (I)	6,300	12,687
Mbac Fertilizer Corp. (I)	1,500	3,936
Mediagrif Interactive Technologies, Inc.	600	9,556

75

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Mega Brands Inc. (I)	207	$1,287
Mega Uranium, Ltd. (I)	26,600	5,151
Mercator Minerals, Ltd. (I)	13,175	8,164
Methanex Corp.	2,062	57,657
MI Developments, Inc. (I)	6,449	210,794
Migao Corp. (I)	3,400	9,053
Minera Andes Acquisition Corp. (I)	9,225	20,543
Miranda Technologies, Inc. (I)	2,700	27,684
Mood Media Corp. (I)	9,000	25,531
Morneau Shepell, Inc.	6,655	75,967
Mullen Group, Ltd.	13,066	270,213
NAL Energy Corp. (L)	10,408	63,485
Nautilus Minerals, Inc. (I)(L)	20,040	39,900
Neo Material Technologies, Inc. (I)	10,100	100,624
Nevada Copper Corp. (I)	6,158	12,044
Newalta, Inc.	2,875	38,831
NGEx Resources, Inc. (I)	15,800	33,654
Niko Resources, Ltd.	1,600	47,403
Norbord, Inc. (I)	3,223	37,227
Nordion, Inc.	15,568	139,273
North American Energy Partners, Inc. (I)	1,632	5,072
North American Palladium, Ltd. (I)	8,050	18,706
Northern Dynasty Minerals, Ltd. (I)	7,976	21,623
Northland Power, Inc.	8,800	151,828
Novacopper, Inc. (I)	2,683	6,234
Novagold Resources, Inc. (I)	16,100	92,125
NuVista Energy, Ltd. (I)	13,002	42,801
Oncolytics Biotech, Inc. (I)	3,800	13,686
Orvana Minerals Corp. (I)	9,998	8,325
Pace Oil And Gas, Ltd. (I)	3,758	11,825
Paladin Labs, Inc. (I)	1,400	60,319
Pan American Silver Corp.	3,796	63,766
Paramount Resources, Ltd. (I)	6,255	164,240
Parex Resources, Inc. (I)	7,400	41,913
Parkland Fuel Corp.	4,300	58,535
Pason Systems, Inc.	9,795	142,726
Peregrine Diamonds, Ltd. (I)	13,425	7,539
Perpetual Energy, Inc.	12,832	9,939
Petaquilla Minerals, Ltd. (I)	10,038	3,985
PetroBakken Energy, Ltd., Class A	1,553	17,186
Petrobank Energy & Resources, Ltd. (I)	15,398	160,711
PHX Energy Services Corp.	1,756	14,417
Pilot Gold, Inc. (I)	4,070	3,507
Platinum Group Metals, Ltd. (I)	11,200	13,229
Points International, Ltd. (I)	1,650	18,515
Polymet Mining Corp. (I)	13,500	9,542
Precision Drilling Corp. (I)	16,893	131,827
Premium Brands Holdings Corp.	3,245	58,877
Primero Mining Corp. (I)	2,800	7,835
Progress Energy Resources Corp. (L)	9,500	102,924
Pulse Seismic, Inc.	10,627	22,533
Pure Energy Services, Ltd.	2,400	15,220
QLT, Inc. (I)	8,200	62,323
Quebecor, Inc.	7,318	267,468
Queenston Mining, Inc. (I)	5,100	18,023
Questerre Energy Corp. (I)	23,900	14,578
Reitmans Canada, Ltd.	1,503	20,649
Reitmans Canada, Ltd., Class A	7,751	105,063
Resverlogix Corp. (I)	5,300	7,081
Richelieu Hardware, Ltd.	2,700	80,384
Richmont Mines, Inc. (I)	3,200	18,620
RMP Energy, Inc. (I)	6,051	8,964
Rock Energy, Inc. (I)	373	412
Rocky Mountain Dealerships, Inc.	2,200	23,750
Rogers Sugar, Inc.	10,018	56,159

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
RONA, Inc.	21,130	$199,056
RS Technologies, Inc. (I)	184	22
Rubicon Minerals Corp. (I)	21,100	58,222
Russel Metals, Inc. (L)	10,237	252,245
Sabina Gold & Silver Corp. (I)	8,968	19,797
San Gold Corp. (I)	18,482	25,589
Sandvine Corp. (I)	19,900	31,598
Savanna Energy Services Corp.	12,084	93,012
Scorpio Mining Corp. (I)	23,316	19,188
Seabridge Gold, Inc. (I)	5,145	79,752
Secure Energy Services, Inc. (I)	6,352	51,660
SEMAFO, Inc.	32,100	163,165
Shawcor, Ltd., Class A	9,851	323,328
Sherritt International Corp.	48,323	238,141
Shore Gold, Inc. (I)	400	97
Sierra Wireless, Inc. (I)	3,750	33,766
Sierra Wireless, Inc.
(Canadian Exchange) (I)(L)	2,900	26,042
Silver Standard Resources, Inc. (I)	11,791	130,028
Smart Technologies, Inc. (I)	500	649
Softchoice Corp. (I)	2,100	23,890
Sonde Resources Corp. (I)	2,297	4,292
Southern Pacific Resource Corp. (I)	58,670	86,342
SouthGobi Energy Resources, Ltd. (I)	4,080	20,818
Sprott Resource Corp. (I)	12,141	46,784
Sprott Resource Lending Corp.	18,000	26,141
Sprott, Inc.	4,300	20,400
St Andrew Goldfields, Ltd. (I)	15,500	5,403
Stantec, Inc.	8,568	258,736
Stella-jones, Inc.	700	36,083
Stornoway Diamond Corp. (I)	2,566	2,062
Strad Energy Services, Ltd. (I)	1,400	7,279
Student Transportation of America, Ltd.	9,810	65,251
SunOpta, Inc. (I)	6,171	37,103
SunOpta, Inc. (U.S. Exchange) (I)	800	4,816
Superior Plus Corp. (L)	14,000	92,850
Surge Energy, Inc. (I)	6,809	53,135
Tanzanian Royalty Exploration Corp. (I)(L)	10,900	39,153
Taseko Mines, Ltd. (I)	19,800	51,951
Tembec, Inc. (I)	8,630	17,630
Teranga Gold Corp. (I)	10,798	20,700
Teranga Gold Corp., ADR (I)	3,505	6,801
The Brick, Ltd. (I)	4,900	18,645
The Cash Store Financial Services, Inc.	1,710	9,901
The Descartes Systems Group, Inc. (I)	7,900	65,244
The North West Company, Inc.	6,069	125,805
Theratechnologies, Inc. (I)	6,398	9,416
Timmins Gold Corp. (I)	16,000	27,264
TMX Group, Inc.	11,500	512,732
Torex Gold Resources, Inc. (I)	26,321	46,635
Toromont Industries, Ltd.	12,443	257,209
Torstar Corp.	8,400	77,831
Total Energy Services, Inc.	4,702	67,012
Transcontinental, Inc.	11,675	108,515
TransForce, Inc.	11,166	196,109
Transglobe Energy Corp. (I)	8,300	86,066
Transition Therapeutics, Inc. (I)	3,200	6,351
Trican Well Service, Ltd.	6,400	75,845
Trinidad Drilling, Ltd.	19,700	108,719
Tuscany International Drilling, Inc. (I)	500	252
Twin Butte Energy, Ltd.	32,275	81,559
UEX Corp. (I)	14,600	8,764
Uni-Select, Inc.	2,200	60,812
Valener, Inc.	4,282	61,192
Vecima Networks, Inc. (I)	2,921	10,747

76

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Veresen, Inc.	5,210	$65,475
Vero Energy, Inc.	5,900	13,024
Vicwest, Inc.	1,763	16,882
Virginia Mines, Inc. (I)	3,063	26,008
Vitran Corp., Inc. (I)	300	2,085
Wajax Corp.	2,223	108,992
Wesdome Gold Mines, Ltd. (I)	11,600	10,445
West Fraser Timber Company, Ltd.	6,481	294,229
Westaim Corp. (I)	500	353
Western Forest Products, Inc. (I)	4,500	3,616
Westfire Energy, Ltd. (I)	7,600	34,510
Westport Innovations, Inc. (I)(L)	3,900	96,325
Whistler Blackcomb Holdings, Inc.	1,300	13,606
Whitecap Resources, Inc. (I)	12,230	91,531
Wi-LAN, Inc.	19,500	95,532
Winpak, Ltd.	6,500	94,462
Xceed Mortgage Corp. (I)	1,400	1,681
Xtreme Drilling And Coil Services Corp. (I)	6,548	14,518
YM Biosciences, Inc. (I)	600	1,185
Yukon-Nevada Gold Corp. (I)	5,000	1,331
Zargon Oil & Gas, Ltd.	4,375	42,782

		21,328,276
Cayman Islands - 0.0%
Endeavour Mining Corp. (I)	10,318	21,178
China - 0.1%
Aupu Group Holding Company, Ltd.	108,000	9,189
Bund Center Investment, Ltd. (I)	222,000	31,181
China XLX Fertiliser, Ltd.	70,000	15,507
Delong Holdings, Ltd. (I)	45,500	10,559
HanKore Environment Tech Group, Ltd. (I)	84,000	2,144
Sino Dragon New Energy Holdings, Ltd. (I)	120,000	4,637
Sound Global, Ltd.	79,000	34,524
Sunvic Chemical Holdings, Ltd. (I)	41,000	8,785

		116,526
Colombia - 0.0%
Petrominerales, Ltd.	4,649	62,116
Cyprus - 0.2%
Bank of Cyprus PLC (I)	157,222	53,816
Deep Sea Supply PLC (I)	12,571	21,446
Marfin Popular Bank PLC (I)	38,018	3,950
ProSafe ASA	22,447	154,181
Songa Offshore SE (I)	22,892	56,859

		290,252
Denmark - 1.1%
ALK-Abello A/S	1,160	73,761
Alm Brand A/S (I)	11,260	22,155
Ambu A/S	800	19,177
Auriga Industries (I)	2,034	24,202
Bang & Olufsen A/S (I)	5,364	54,912
Bavarian Nordic A/S (I)	3,597	28,436
BoConcept Holding A/S	75	1,404
Brodrene Hartmann A/S	800	14,511
D/S Norden A/S	4,158	108,208
Dalhoff Larsen & Horneman A/S (I)	2,500	1,846
DFDS A/S	608	31,374
DiBa Bank A/S (I)	550	3,684
East Asiatic Company, Ltd. A/S	1,837	42,758
Fluegger A/S	225	12,910
Genmab A/S (I)	4,023	28,405
GN Store Nord A/S	32,250	378,889
Gronlandsbanken	20	1,368
Harboes Bryggeri A/S	441	6,606

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Denmark (continued)
IC Companys A/S	3,014	$53,211
Jeudan A/S	492	35,946
Jyske Bank A/S (I)	1,900	49,831
NeuroSearch A/S (I)	2,902	2,711
Newcap Holding A/S (I)	9,300	1,271
NKT Holding A/S	3,678	128,804
Nordjyske Bank A/S	1,190	12,872
Ostjydsk Bank A/S (I)	213	9,387
Pandora A/S	4,387	44,797
Parken Sport & Entertainment A/S (I)	864	10,404
PER Aarsleff A/S	420	28,834
Ringkjoebing Landbobank A/S	528	61,931
Rockwool International A/S	698	60,115
Royal Unibrew A/S	1,841	122,405
Schouw & Company A/S	2,506	50,465
SimCorp A/S	759	118,495
Solar Holdings A/S	900	47,422
Spar Nord Bank A/S (I)	16,304	57,801
Sparbank (I)	275	1,784
Sydbank A/S (I)	11,498	189,096
Thrane & Thrane A/S	800	59,100
TK Development A/S (I)	3,786	8,885
Topdanmark A/S (I)	1,148	185,340
TopoTarget A/S (I)(L)	15,000	8,569
Torm A/S (I)	2,787	925
Vestjysk Bank A/S (I)	3,265	6,488

		2,211,495
Finland - 2.1%
Ahlstrom OYJ	1,578	24,973
Alma Media OYJ	9,647	59,501
Amer Sports OYJ	19,909	232,405
Aspo OYJ	3,465	27,394
Atria PLC	1,229	7,597
BasWare OYJ	908	24,712
Biotie Therapies OYJ (I)	35,851	16,337
Cargotec Corp. OYJ	5,686	147,671
Citycon OYJ	28,282	78,300
Cramo OYJ	3,712	42,564
Digia PLC (I)	2,622	7,787
Elektrobit Corp. (I)	9,773	8,016
Etteplan OYJ	276	850
F-Secure OYJ	10,255	17,820
Finnair OYJ (I)	8,025	19,507
Finnlines OYJ (I)	2,378	19,630
Fiskars Corp.	7,608	138,566
HKScan OYJ	5,218	22,615
Huhtamaki OYJ	14,627	203,310
Ilkka-Yhtyma OYJ	2,083	15,594
KCI Konecranes OYJ	8,126	195,266
Kemira OYJ	17,832	186,400
Kesko OYJ, A Shares	163	4,122
Kesko OYJ, B Shares	1,265	31,735
Lannen Tehtaat OYJ	930	14,945
Lassila & Tikanoja OYJ (I)	6,239	70,544
Lemminkainen OYJ	993	20,967
M-Real OYJ (I)	35,974	81,480
Neste Oil OYJ	7,272	67,272
Okmetic OYJ	2,212	12,887
Olvi OYJ	2,436	56,764
Oriola-KD OYJ (L)	22,667	50,537
Orion OYJ, Series A	6,324	108,804
Orion OYJ, Series B	15,474	270,582
Outokumpu OYJ (I)	144,436	148,872
Outotec OYJ	7,484	296,440

77

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Finland (continued)
PKC Group OYJ	3,132	$54,069
Ponsse OYJ (L)	1,465	12,213
Poyry OYJ	6,328	40,718
Raisio OYJ	23,464	63,197
Ramirent OYJ	12,110	85,664
Rapala VMC OYJ	617	3,969
Rautaruukki OYJ	13,574	93,325
Ruukki Group OYJ (I)	20,289	21,071
Sanoma OYJ (L)	12,542	105,035
Scanfil PLC (I)	3,082	2,557
Sievi Capital PLC (I)	3,082	3,816
Stockmann OYJ Abp, Series A	1,949	34,621
Stockmann OYJ Abp, Series B (L)	5,329	93,160
Stonesoft OYJ (I)	863	1,265
Talvivaara Mining Company PLC (I)	12,937	26,215
Technopolis PLC (L)	11,209	43,147
Tecnomen OYJ (I)	10,173	2,264
Teleste OYJ	1,377	6,506
Tieto OYJ	10,965	167,414
Tikkurila OYJ	6,772	113,039
Uponor OYJ	9,675	98,628
Vacon OYJ	1,631	74,916
Vaisala OYJ	1,483	27,223
YIT OYJ (L)	17,497	284,240

		4,191,038
France - 3.4%
ABC Arbitrage	1,703	14,248
Akka Technologies SA	702	17,260
Ales Groupe SA	435	6,998
Altamir Amboise	2,914	23,126
Alten SA	3,929	105,970
Altran Technologies SA (I)	20,881	99,206
April Group SA	2,642	35,478
Archos SA (I)	3,176	18,088
Artprice.com (I)(L)	730	22,260
Assystem SA (I)	1,674	27,594
Atari SA (I)	3,415	5,316
AtoS	1,108	60,768
Audika Groupe	166	1,565
Avanquest Software SA (I)	1,218	2,261
Axway Software SA	728	12,441
Beneteau SA	7,288	78,740
Bigben Interactive (I)	28	252
Bioalliance Pharma SA (I)	2,414	10,333
Boiron SA	1,050	26,131
Bonduelle SCA	756	64,509
Bongrain SA	851	50,514
Bourbon SA (L)	7,717	181,027
Boursorama (I)	673	3,978
Bull SA (I)	19,925	59,840
Canal Plus SA	10,795	55,036
Catering International Services	64	6,491
Cegedim SA	484	14,277
Cegid SA	599	11,102
CFAO SA	4,601	195,966
Ciments Francais SA	612	32,176
Club Mediterranee SA (I)	4,835	81,325
Compagnie Plastic Omnium SA	3,587	83,352
Devoteam SA	1,307	15,064
Electricite de Strasbourg SA	142	17,054
Entrepose Contracting	58	7,173
Esso SAF	513	33,542
Etablissements Maurel et Prom SA	14,642	197,013
Euler Hermes SA	672	44,143

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Euro Disney SCA (I)	3,416	$15,686
Eurofins Scientific	1,300	146,615
Exel Industries SA	185	8,147
Faiveley Transport	1,169	49,948
Faurecia (L)	7,321	121,087
Financiere Marc de Lacharriere SA	1,072	41,338
Fleury Michon SA	344	13,767
GameLoft SA (I)	14,002	84,804
Gaumont SA	489	24,663
GEA	126	9,961
GFI Informatique SA	5,737	22,070
GL Events SA	910	16,998
Groupe Partouche SA (I)	293	460
Groupe Steria SA (L)	5,756	90,717
Guerbet SA	180	14,638
Guyenne & Gascogne SA	699	63,164
Haulotte Group SA (I)	1,531	10,003
Havas SA (L)	57,577	284,727
Hi-Media SA (I)	3,339	8,132
Ingenico SA (L)	5,924	250,612
Interparfums SA	985	26,201
Ipsen SA (L)	3,650	93,531
IPSOS SA	5,781	180,158
Jacquet Metal Service (I)	913	9,091
Kaufman & Broad SA (I)	788	14,040
Korian	2,067	30,517
Laurent-Perrier SA	543	43,064
Lectra SA	780	4,236
LISI SA	633	39,406
LVL Medical Groupe SA (I)	806	17,014
Maisons France Confort SA	510	12,494
Manitou BF SA	1,754	33,655
Manutan International	908	35,289
Marseill Tunnel Prado-Carena	219	6,155
Maurel & Prom Nigeria (I)	12,829	28,581
Medica SA (I)	1,379	21,100
Mersen (L)	2,765	69,870
Metropole Television SA	8,760	106,611
Montupet SA (I)	553	2,913
Naturex	902	53,261
Neopost SA	5,002	260,786
Nexans SA (L)	4,933	192,295
Nexity SA (L)	5,506	116,457
Nextradiotv	168	2,514
NicOx SA (I)(L)	14,863	57,024
Norbert Dentressangle SA	856	58,941
NRJ Group	1,793	13,016
Orpea SA	4,573	143,025
PagesJaunes Groupe (L)	13,290	29,833
Parrot SA (I)	1,209	29,673
Penauille Polyservices SA	11,988	28,613
Pierre & Vacances SA	562	10,915
Rallye SA (L)	4,156	118,503
Recylex SA (I)	2,162	6,554
Remy Cointreau SA	893	88,900
Robertet SA	258	38,347
Rubis SA	4,725	227,636
Sa des Ciments Vicat	1,716	88,721
Saft Groupe SA	5,050	116,630
Samse SA	285	21,443
Sartorius Stedim Biotech	544	38,458
Seche Environnement SA	243	6,366
Sechilienne-Sidec SA	3,059	40,509
Sequana SA (I)	1,840	6,988

78

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Societe Industrielle
d’Aviations Latecoere SA (I)	833	$10,044
Societe Internationale de
Plantations d’Heveas SA	180	16,663
Societe Television Francaise 1	14,283	105,680
SOITEC (I)(L)	15,512	50,649
Somfy SA	383	74,404
Sopra Group SA (I)	638	35,700
St Dupont SA (I)	16,508	8,179
Stallergenes SA	453	24,703
STEF-TFE Group (L)	954	44,703
Store Electronic (I)	124	1,494
Sword Group	465	5,433
Synergie SA	2,038	19,308
Technicolor SA (I)	8,670	18,753
Teleperformance SA (L)	8,271	198,590
Tessi SA	206	18,813
Theolia SA (I)	21,402	21,728
Thermador Groupe	74	4,675
Touax SA	265	7,656
Toupargel Groupe SA (I)	936	8,451
Transgene SA (I)	2,329	20,760
Trigano SA	2,853	35,469
UBISOFT Entertainment SA (I)	19,960	134,463
Union Financiere de France Banque SA	577	11,701
Vetoquinol SA	170	4,478
Viel & Compagnie SA	6,515	18,396
Vilmorin & Compagnie SA	867	85,100
Virbac SA	718	114,888
Vivalis SA (I)	2,112	13,406
VM Materiaux SA	539	14,455
Vranken-Pommery Monopole Group SA	407	10,479

		6,707,709
Gabon - 0.0%
Total Gabon	99	43,145
Germany - 4.4%
Aareal Bank AG (I)	8,129	120,968
ADVA AG Optical Networking (I)	5,896	33,572
Agennix AG (I)	1,121	2,317
Air Berlin PLC (I)	2,101	4,673
Aixtron AG, ADR (L)	3,360	49,426
Aixtron SE NA	10,316	151,053
Amadeus Fire AG	724	31,925
Asian Bamboo AG (L)	1,058	11,708
AUGUSTA Technologie AG	1,041	29,654
Aurubis AG	6,065	276,946
Baader Bank AG	4,116	10,133
Balda AG (L)	3,880	21,977
Bauer AG	1,324	28,404
BayWa AG	873	29,310
Beate Uhse AG (I)	8,223	3,356
Bechtle AG (I)	2,489	96,979
Bertrandt AG	902	64,920
Bijou Brigitte AG	33	2,811
Bilfinger Berger SE	68	5,242
Biotest AG	323	16,572
Boewe Systec AG (I)	126	10
Borussia Dortmund GmbH &
Company KGaA (I)	6,165	16,717
Cancom AG (I)	717	11,051
Carl Zeiss Meditec AG	5,024	121,904
Celesio AG	5,293	72,950
CENIT AG	2,140	17,825
CENTROTEC Sustainable AG	1,362	22,621

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Centrotherm Photovoltaics AG	1,431	$8,831
Cewe Color Holding AG	730	27,538
Comdirect Bank AG	4,577	40,975
CompuGroup Medical AG	1,996	29,621
Conergy AG (I)(L)	7,464	4,608
Constantin Medien AG (I)	7,438	13,813
CropEnergies AG	1,866	11,363
CTS Eventim AG	2,906	93,233
Curanum AG (I)	5,279	11,384
DAB Bank AG	3,886	17,207
Data Modul AG	635	11,068
Delticom AG	593	46,125
Deufol AG	4,397	5,166
Deutsche Beteiligungs AG	222	4,141
Deutsche Wohnen AG	14,152	218,964
Deutz AG (I)	13,332	69,546
Dialog Semiconductor PLC (I)	7,035	136,281
Douglas Holding AG	3,417	130,893
Draegerwerk AG & Company KGaA	195	17,570
Drillisch AG	6,749	68,842
Duerr AG (L)	1,766	99,476
DVB Bank AG	110	3,183
Eckert & Ziegler AG	307	8,421
ElringKlinger AG (L)	4,637	111,347
Euromicron AG (L)	849	20,061
Evotec AG (I)	25,197	63,940
First Sensor AG (I)	680	8,168
Freenet AG	18,757	258,695
Fuchs Petrolub AG	2,533	121,106
Gerresheimer AG (I)	4,151	182,289
Gerry Weber International AG (L)	2,850	109,318
Gesco AG	414	29,954
GFK AG	2,252	104,535
GFT Technologies AG	2,486	9,259
Gigaset AG (I)	4,683	10,061
Gildemeister AG	7,764	128,580
Grammer AG	1,241	21,070
Grenkeleasing AG	1,123	58,697
H&R AG	1,666	29,897
Hamburger Hafen und Logistik AG	2,494	62,706
Hawesko Holding AG	1,017	45,824
Heidelberger Druckmaschinen AG (I)	27,642	36,287
Homag Group AG (I)	716	8,780
Indus Holding AG	3,079	86,514
Init Innovation In Traffic Systems AG	697	16,160
Interseroh AG	362	25,960
Intershop Communications AG (I)	2,654	7,881
IVG Immobilien AG (I)(L)	15,879	30,943
Jenoptik AG	6,238	39,835
Kloeckner & Company SE (I)(L)	16,165	153,588
Koenig & Bauer AG (I)	1,108	18,634
Kontron AG (L)	10,694	66,279
Krones AG (L)	1,993	97,033
KSB AG	73	39,987
KUKA AG (I)	4,651	101,999
KWS Saat AG	290	70,095
Leoni AG	4,631	189,614
Loewe AG (I)	772	5,231
LPKF Laser & Electronics AG	1,274	20,180
Manz AG (I)	222	6,203
MasterFlex AG (I)	414	2,529
Mediclin AG (I)	8,179	38,441
Medigene AG (I)	3,374	4,666
MLP AG (I)	7,456	57,549
Mobotix AG	402	11,138

79

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Mologen AG (I)	1,495	$21,074
Morphosys AG (I)	3,337	70,420
MTU Aero Engines Holding AG	2,709	198,479
MVV Energie AG	1,622	41,420
Nemetschek AG	1,050	38,972
Nordex AG (I)	6,023	24,434
Norma Group	319	7,254
Patrizia Immobilien AG (I)	800	4,655
Pfeiffer Vacuum Technology AG	1,681	171,975
Phoenix Solar AG (L)	220	494
Plambeck Neue Energien AG	5,657	10,960
Praktiker AG (I)	6,704	9,866
PSI AG	871	17,458
PVA TePla AG	1,400	5,203
QSC AG	10,874	25,677
R. Stahl AG	574	17,534
Rational AG	503	117,268
Rheinmetall AG	6,290	259,572
Rhoen-Klinikum AG (L)	20,251	551,409
SAF-Holland SA (I)	6,622	36,959
Sartorius AG	810	47,166
Schaltbau Holding AG (I)	124	12,138
Sedo Holding AG (I)	2,151	6,647
SGL Carbon SE (L)	1,679	63,292
SHB Stuttgarter Finanz & Beteiligungs AG	951	19,167
Singulus Technologies AG (I)	6,559	15,161
Sixt AG	1,581	28,456
SKW Stahl-Metallurgie Holding AG	296	4,700
Sky Deutschland AG (I)	46,953	132,120
SMA Solar Technology AG	721	21,881
SMT Scharf AG	409	10,885
Software AG	4,830	143,154
Solarworld AG (L)	13,581	25,333
Stada Arzneimittel AG (L)	10,586	301,073
STRATEC Biomedical AG	972	39,853
Stroer Out-of-Home Media AG (I)	1,485	14,692
Suss Microtec AG (I)	2,507	27,767
Symrise AG (L)	13,018	365,668
Tag Immobilien AG	12,990	128,561
Takkt AG	2,729	32,062
Technotrans AG (I)	258	1,628
Tipp24 SE (I)	591	32,155
Tom Tailor Holding AG	1,042	15,292
Tomorrow Focus AG	802	3,479
TUI AG (I)(L)	21,877	122,362
Vossloh AG (L)	1,255	104,465
VTG AG	971	15,259
Wacker Neuson SE	2,840	38,671
Washtec AG (I)	1,640	18,604
Wincor Nixdorf AG	4,939	173,680
Wire Card AG	13,922	251,908
Wuerttembergische Lebensversicherung AG	576	10,531
Xing AG	290	16,006

		8,719,205
Gibraltar - 0.1%
888 Holdings PLC (I)	20,757	22,177
PartyGaming PLC (I)	77,087	143,814

		165,991
Greece - 0.5%
Alapis Holding Industrial and Commercial SA
of Pharmaceutical (I)	1,810	92
Anek Lines SA (I)	14,015	1,510
Athens Water Supply and Sewage Company SA	3,582	11,493

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Greece (continued)
Attica Bank (I)	9,882	$2,603
Bank of Greece SA	2,764	30,419
Diagnostic & Therapeutic Center of
Athens Hygeia SA (I)	12,760	2,366
EFG Eurobank Ergasias SA (I)	21,114	13,066
Ellaktor SA	24,344	20,320
Euromedica SA (I)	681	311
Folli Follie Group (I)	4,652	25,201
Forthnet SA (I)	14,320	1,594
Fourlis SA (I)	4,529	3,662
Frigoglass SA (I)	4,334	17,795
GEK Group of Companies SA	7,981	5,239
Geniki Bank SA (I)	2,122	368
Halcor SA (I)	12,007	5,058
Hellenic Exchanges SA Holding Clearing
Settlement and Registry	12,107	31,664
Hellenic Petroleum SA	13,225	77,935
Hellenic Telecommunications Organization SA	30,102	48,753
Heracles General Cement SA (I)	5,225	8,042
Iaso SA (I)	5,049	3,820
Intracom Holdings SA (I)	28,550	5,296
Intralot SA-Integrated Lottery Systems
& Services	15,750	13,516
J&P-Avax SA	7,584	5,923
JUMBO SA (I)	12,865	40,324
Lambrakis Press SA (I)	2,615	582
Marfin Investment Group SA (I)	74,177	21,184
Metka SA	3,626	26,255
Michaniki SA (I)	5,586	840
Motor Oil Hellas Corinth Refineries SA (I)	10,921	62,268
Mytilineos Holdings SA (I)	15,661	32,363
National Bank of Greece SA (I)	78,141	98,279
OPAP SA	25,523	136,124
Piraeus Bank SA (I)	166,005	42,672
Piraeus Port Authority SA	881	8,635
Public Power Corp. SA	13,908	22,832
Sidenor Steel Products
Manufacturing Company SA (I)	4,142	2,285
Teletypos SA Mega Channel (I)	4,590	1,181
Terna Energy SA	3,843	4,771
Thessaloniki Port Authority SA	488	6,170
Titan Cement Company SA	9,820	132,338
TT Hellenic Postbank SA (I)	20,725	6,291
Viohalco SA (I)	18,237	38,404

		1,019,844
Hong Kong - 2.0%
Alco Holdings, Ltd.	54,000	18,096
Allied Group, Ltd.	18,000	40,659
Allied Properties HK, Ltd.	726,000	89,910
Apac Resources, Ltd. (I)	720,000	26,763
Artel Solutions Group Holdings, Ltd. (I)	565,000	6,998
Asia Financial Holdings, Ltd.	66,000	24,235
Asia Satellite Telecom Holdings Company, Ltd.	26,220	78,211
Asia Standard International Group	162,000	22,156
Associated International Hotels, Ltd.	26,000	53,933
Bonjour Holdings, Ltd.	272,000	35,689
Burwill Holdings Ltd. (I)	464,000	7,451
C Y Foundation Group, Ltd. (I)	605,000	9,120
Cafe de Coral Holdings, Ltd.	16,000	41,794
Century City International Holdings, Ltd.	164,000	11,411
Champion Technology Holdings, Ltd.	489,743	5,794
Chen Hsong Holdings, Ltd.	40,000	11,917
Chevalier International Holdings, Ltd.	24,000	24,595
China Energy Development Holdings, Ltd. (I)	658,000	7,972

80

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
China Metal International Holdings, Inc.	58,000	$9,552
China Nuclear Industry
23 International Corp., Ltd. (I)	6,000	1,352
China Oriental Culture Group, Ltd. (I)	308,000	9,494
China Public Procurement, Ltd. (I)	312,000	0
China Resources and
Transportation Group, Ltd. (I)	1,100,000	43,251
China Solar Energy Holdings, Ltd. (I)	1,270,000	6,041
China Strategic Holdings, Ltd. (I)	610,000	9,651
China Ting Group Holdings, Ltd.	124,000	7,667
China Tycoon Beverage Holdings, Ltd. (I)	104,000	1,139
China WindPower Group, Ltd.	560,000	21,241
Chong Hing Bank, Ltd.	29,000	46,426
Chu Kong Shipping
Development Company, Ltd.	22,000	3,252
Chuang’s Consortium International, Ltd.	164,021	16,459
Citic Telecom International Holdings, Ltd.	219,000	36,620
City Telecom HK, Ltd., ADR (L)	1,717	18,835
CK Life Sciences International Holdings, Inc.	532,000	29,107
CP Lotus Corp. (I)	280,000	8,495
Cross-Harbour Holdings, Ltd.	22,000	17,061
CSI Properties, Ltd	306,333	11,850
CST Mining Group, Ltd. (I)	2,383,040	39,476
Dah Sing Financial Holdings, Ltd.	6,800	19,891
Dejin Resources Group Company, Ltd. (I)	101,500	917
Dickson Concepts International, Ltd.	37,000	19,574
Dingyi Group Investment, Ltd.	125,000	3,315
EganaGoldpfeil Holdings, Ltd. (I)	131,750	0
Emperor Entertainment Hotel, Ltd.	115,000	17,509
Emperor International Holdings, Ltd.	320,250	53,116
Emperor Watch & Jewellery, Ltd.	400,000	46,772
Enm Holdings, Ltd. (I)	60,000	3,781
eSun Holdings, Ltd. (I)	113,000	12,828
EVA Precision Industrial Holdings, Ltd.	160,000	17,855
Fairwood, Ltd.	4,000	6,364
Far East Consortium International, Ltd.	212,992	37,078
First Natural Foods Holdings, Ltd. (I)	375,000	0
Fortune Oil PLC	205,675	26,470
G-Resources Group, Ltd. (I)	2,643,000	140,842
Get Nice Holdings, Ltd.	246,000	9,364
Giordano International, Ltd.	221,708	161,980
Glorious Sun Enterprises, Ltd.	88,000	28,986
Goldin Properties Holdings, Ltd. (I)	89,000	33,847
Guangnan Holdings, Ltd.	108,000	13,928
Haitong International Securities Group, Ltd.	36,347	12,063
Hang Fung Gold Technology, Ltd. (I)	310,000	0
Harbour Centre Development, Ltd.	37,500	45,296
HKR International, Ltd.	114,400	39,865
Hongkong Chinese, Ltd.	126,000	19,334
Hung Hing Printing Group, Ltd.	76,216	11,592
Hybrid Kinetic Group, Ltd. (I)	650,000	11,565
HyComm Wireless, Ltd. (I)	26,000	6,710
I-CABLE Communications, Ltd. (I)	179,000	8,289
I.T, Ltd.	126,808	57,107
Imagi International Holdings, Ltd. (I)	87,500	1,295
Jinhui Holdings, Ltd. (I)	42,000	7,371
JLF Investment Company, Ltd. (I)	70,000	4,229
K Wah International Holdings, Ltd.	288,683	113,568
Keck Seng Investments, Ltd.	1,000	415
King Stone Energy Group, Ltd. (I)	120,000	8,677
Kingston Financial Group, Ltd.	754,000	72,820
Kowloon Development Company, Ltd.	77,000	75,211
Lai Sun Development (I)	895,333	13,046
Lee & Man Chemical Company, Ltd.	74,000	51,738

Lee & Man Handbags Holding, Ltd.	80,000	8,261

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Lippo China Resources, Ltd.	666,000	$16,238
Lippo, Ltd.	31,250	11,287
Liu Chong Hing Investment	30,000	25,913
Lung Kee Holdings, Ltd.	48,000	17,564
Media Chinese International, Ltd.	30,000	9,895
Melco International Development Ltd.	186,000	155,119
Midland Holdings, Ltd.	128,000	64,612
Ming Fai International Holdings, Ltd.	41,000	3,575
Ming Fung Jewellery Group, Ltd. (I)	170,000	6,998
Miramar Hotel & Investment Company, Ltd.	8,000	8,715
Mongolia Energy Company, Ltd. (I)	130,000	8,690
Nan Nan Resources Enterprise, Ltd. (I)	94,000	10,658
Natural Beauty Bio-Technology, Ltd.	230,000	39,432
Neo-Neon Holdings, Ltd.	76,500	12,915
New Times Energy Corp., Ltd. (I)	24,400	3,195
Neway Group Holdings, Ltd.	270,000	592
NewOcean Energy Holdings, Ltd.	196,000	39,171
Norstar Founders Group, Ltd. (I)	168,000	0
Orange Sky Golden Harvest
Entertainment Holdings, Ltd. (I)	295,000	11,144
Pacific Andes International Holdings, Ltd.	342,870	21,005
Pacific Basin Shipping, Ltd.	279,000	124,190
Pacific Textile Holdings, Ltd.	116,000	75,798
Paliburg Holdings, Ltd.	71,380	21,718
Peace Mark Holdings, Ltd. (I)	180,000	0
Pearl Oriental Oil, Ltd. (I)	216,000	15,839
Pico Far East Holdings, Ltd.	126,000	28,016
PME Group, Ltd. (I)	70,000	1,132
PNG Resources Holdings, Ltd. (I)	88,000	1,284
Polytec Asset Holdings, Ltd.	210,000	19,986
Public Financial Holdings, Ltd.	48,000	18,024
PYI Corp., Ltd.	801	18
Regal Hotels International Holdings, Ltd.	83,200	33,389
Rising Development Holdings (I)	104,000	6,298
Samling Global, Ltd.	380,000	36,725
SEA Holdings, Ltd.	52,000	24,139
Shenyin Wanguo Hk, Ltd.	75,000	22,076
Shun Tak Holdings, Ltd.	349,250	124,259
Sing Tao News Corp., Ltd.	58,000	7,066
Singamas Container Holdings, Ltd.	180,000	47,418
Sino-Tech International Holdings, Ltd. (I)	420,000	3,842
Sinocop Resources Holdings, Ltd. (I)	250,000	23,191
SOCAM Development, Ltd.	74,927	74,064
Sun Hung Kai & Company, Ltd.	50,968	25,249
Sun Innovation Holdings, Ltd. (I)	400,000	5,967
Superb Summit International
Timber Company, Ltd. (I)	378,000	6,721
TAI Cheung Holdings, Ltd.	66,000	43,562
Tan Chong International, Ltd.	63,000	15,016
Theme International Holdings, Ltd. (I)	220,000	3,375
Titan Petrochemicals Group, Ltd. (I)	600,000	16,574
Tom Group Ltdtom Group Ltd. (I)	154,000	12,245
Tongda Group Holdings, Ltd.	660,000	24,261
Tonic Industries Holdings, Ltd. (I)	4,000	582
Transport International Holdings, Ltd.	43,200	78,289
TSC Offshore Group, Ltd. (I)	26,000	3,538
Tse Sui Luen Jewellery International, Ltd.	34,000	23,811
United Laboratories, Ltd.	52,500	23,098
United Power Investment, Ltd. (I)	828,000	7,468
Value Partners Group, Ltd.	58,000	29,284
Varitronix International, Ltd.	28,000	11,740
Victory City International Holdings, Ltd.	159,265	15,559
Vitasoy International Holdings, Ltd.	126,000	94,516
VST Holdings Company, Ltd.	88,000	15,966
Wah Nam International Holdings, Ltd. (I)	523,430	25,590

81

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Wai Kee Holdings, Ltd.	72,000	$11,757
Wing On Company International, Ltd.	17,000	37,079
Wing Tai Properties, Ltd.	38,000	19,044
Winteam Pharmaceutical Group, Ltd.	212,000	36,580
YGM Trading, Ltd.	10,000	21,801

		3,860,404
Ireland - 1.3%
Aer Lingus (I)	25,626	29,331
Beazley PLC	92,456	193,625
C&C Group PLC	54,912	232,865
DCC PLC	13,119	309,432
FBD Holdings PLC (I)	4,678	46,864
Glanbia PLC (Dublin Exchange)	15,698	112,994
Grafton Group PLC	22,961	78,579
Greencore Group PLC	37,470	44,679
IFG Group PLC (I)	19,878	31,977
Independent News & Media PLC (I)	30,840	9,537
Irish Continental Group PLC	2,561	50,666
Kenmare Resources PLC (I)	214,459	151,437
Kingspan Group PLC (I)	26,276	224,742
McInerney Holdings PLC (I)	20,779	1,017
Paddy Power PLC	6,497	418,780
Smurfit Kappa Group PLC	28,993	182,680
UBM PLC	36,361	300,093
United Drug PLC	27,064	73,526

		2,492,824
Isle of Man - 0.0%
Hansard Global PLC	11,952	23,926
Israel - 0.9%
Africa Israel Investments, Ltd. (I)	12,456	39,138
Africa Israel Properties, Ltd. (I)	939	8,096
Airport City, Ltd. (I)	185	807
AL-ROV Israel, Ltd. (I)	370	7,369
Alrov Properties And Lodgings, Ltd. (I)	178	2,625
Alvarion, Ltd. (I)	5,360	2,577
Amot Investments, Ltd.	2,851	6,673
Avgol Industries 1953, Ltd.	11,336	8,564
Babylon, Ltd.	1,955	16,162
Bayside Land Corp.	37	6,846
Ceragon Networks, Ltd. (I)	3,208	27,119
Clal Biotechnology Industries, Ltd. (I)	5,223	16,188
Clal Industries & Investments, Ltd.	10,617	33,019
Clal Insurance Enterprise Holdings, Ltd.	3,648	44,909
Compugen, Ltd. (I)	744	2,626
Delek Automotive Systems, Ltd.	4,929	31,271
Electra Israel, Ltd.	270	22,098
Evogene, Ltd. (I)	2,313	9,802
EZchip Semiconductor, Ltd. (I)	2,348	87,183
First International Bank of Israel, Ltd. (I)	5,079	50,569
Formula Systems, Ltd. (I)	887	14,149
Frutarom Industries, Ltd.	7,174	66,590
Gilat Satellite Networks, Ltd. (I)	2,000	6,532
Gilat Satellite Networks, Ltd.
(Frankfurt Exchange) (I)	621	1,981
Given Imaging, Ltd. (I)	967	16,191
Hadera Paper, Ltd. (I)	503	18,240
Harel Insurance Investments &
Financial Services, Ltd. (I)	1,198	38,627
Hot Telecommunication System, Ltd.	2,631	23,410
Industrial Buildings Corp. (I)	11,196	13,207
Ituran Location & Control, Ltd.	1,736	20,451
Jerusalem Oil Exploration (I)	1,490	26,724
Kamada, Ltd. (I)	3,846	26,839

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Israel (continued)
Kardan Yazamut, Ltd. (I)	1,745	$312
Matrix IT, Ltd.	5,486	22,860
Melisron, Ltd.	2,051	34,175
Mellanox Technologies, Ltd. (I)	5,397	320,407
Menorah Mivtachim Holdings, Ltd. (I)	4,526	32,273
Naphtha Israel Petroleum Corp., Ltd. (I)	3,983	12,743
Nitsba Holdings 1995, Ltd. (I)	3,218	25,452
Nova Measuring Instruments, Ltd. (I)	2,114	14,790
Oil Refineries, Ltd. (I)	204,443	107,777
Ormat Industries, Ltd.	10,674	57,159
Osem Investments, Ltd.	5,160	71,344
Paz Oil Company, Ltd.	760	84,532
Plasson Industries, Ltd.	449	11,292
Rami Levi Chain Stores Hashikma
Marketing 2006, Ltd.	845	26,219
Retalix, Ltd. (I)	3,157	63,670
Shikun & Binui, Ltd.	35,668	57,416
Shufersal, Ltd.	16,165	43,809
Strauss Group, Ltd. (I)	4,648	49,733
The Phoenix Holdings, Ltd. (I)	5,158	10,979
Tower Semiconductor, Ltd. (I)	38,680	30,414
Union Bank of Israel, Ltd. (I)	995	2,955

		1,776,893
Italy - 2.4%
ACEA SpA	12,237	59,759
Acegas-APS SpA	2,167	6,912
Aedes SpA (I)	29,353	3,168
Aeroporto di Venezia Marco Polo SpA	3,465	28,500
Alerion Cleanpower SpA	3,853	16,322
Amplifon SpA	16,861	83,672
Ansaldo STS SpA	14,254	96,574
Astaldi SpA	12,896	74,822
Autogrill SpA	16,919	146,109
Azimut Holding SpA	19,417	181,173
Banca Finnat Euramerica SpA	10,675	3,437
Banca Generali SpA	10,115	95,508
Banca IFIS SpA	5,519	31,535
Banca Popolare dell’Emilia Romagna SCRL	33,559	139,609
Banca Popolare dell’Etruria e del Lazio SpA	8,839	9,356
Banca Popolare di Milano SpA (I)(L)	316,131	120,263
Banca Popolare di Sondrio SCRL	47,813	255,069
Banca Profilo SpA	23,984	7,156
Banco di Desio e della Brianza SpA	4,149	9,519
Banco Popolare Societa Cooperativa (I)	67,598	75,175
BasicNet SpA	1,902	4,938
Brembo SpA	6,211	65,256
Buongiorno SpA (I)	9,345	22,716
Buzzi Unicem SpA	14,571	123,061
Cairo Communication SpA	1,471	4,305
Caltagirone Editore SpA	5,211	5,155
Caltagirone SpA	3,553	4,748
Cementir SpA	6,234	10,151
CIR-Compagnie Industriali Riunite SpA	61,877	63,178
Credito Artigiano SpA	18,022	19,449
Credito Bergamasco SpA	711	11,325
Credito Emiliano SpA (L)	16,311	49,251
Danieli & C Officine Meccaniche SpA	3,157	68,260
Datalogic SpA	2,498	19,958
De Longhi SpA	18,320	208,109
De’ Longhi Clima SpA (I)	18,320	8,536
DeA Capital SpA (I)	4,303	6,630
DiaSorin SpA	3,295	82,103
Digital Multimedia Technologies SpA (I)	1,056	22,671
EEMS Italia SpA (I)	5,583	2,214

82

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Italy (continued)
Engineering Ingegneria Informatica SpA (I)	571	$14,672
ERG SpA	10,331	58,256
Esprinet SpA	2,846	7,556
Eurotech SpA (I)	3,019	4,020
Falck Renewables SpA	12,963	14,099
Fiera Milano SpA	2,228	8,245
Finmeccanica SpA (I)(L)	41,186	137,748
Gemina SpA (I)	85,622	64,408
Geox SpA (L)	12,899	27,714
Gruppo Beghelli SpA (I)	11,564	6,052
Gruppo Editoriale L’Espresso SpA	19,434	15,890
Gruppo Mutuionline SpA	889	3,164
Hera SpA (L)	79,274	111,434
IMMSI SpA	28,561	16,783
Impregilo SpA (L)	47,024	188,514
Indesit Company SpA	7,870	31,558
Industria Macchine Automatiche SpA	1,088	18,023
Interpump SpA	15,324	118,548
Iren SpA	58,545	25,957
Italcementi SpA (L)	14,069	64,948
Italmobiliare SpA (I)	922	13,520
Juventus Football Club SpA (I)	44,555	10,825
KME Group SpA (I)	26,355	9,549
Landi Renzo SpA (I)	9,280	18,472
Lottomatica SpA (L)	7,609	133,042
Maire Tecnimont SpA (I)	17,000	13,678
Marcolin SpA	2,926	15,274
MARR SpA	4,601	44,552
Mediaset SpA (L)	21,849	33,975
Mediolanum SpA (L)	28,550	83,280
Milano Assicurazioni SpA (I)	25,516	7,694
Mondadori (Arnoldo) Editore SpA (I)	17,499	20,495
Nice SpA	3,458	11,454
Panariagroup Industrie Ceramiche SpA (I)	3,544	3,353
Piaggio & C SpA (L)	22,777	63,906
Piccolo Credito Valtellinese SCRL	29,159	35,394
Poltrona Frau SpA (I)	1,267	1,375
Prelios SpA (I)	115,328	20,581
Premafin Finanziaria SpA (I)	26,879	6,659
Prysmian SpA	8,998	127,861
RCS Mediagroup SpA (I)	25,395	15,230
Recordati SpA	14,919	97,696
Reply SpA	70	1,516
Sabaf SpA	962	12,015
Safilo Group SpA (I)	5,370	31,330
Saras SpA (I)	67,593	62,775
Seat Pagine Gialle SpA (I)	130,315	5,511
Snai SpA (I)	2,766	3,203
Societa Iniziative Autostradali e Servizi SpA	9,835	60,429
Societa Per La Bonifica Dei Terreni Ferraresi E
Imprese Agri	437	19,141
Societa’ Cattolica di Assicurazioni SCRL (I)	7,804	95,392
Socotherm SpA (I)	2,703	228
Sogefi SpA	7,700	17,530
SOL SpA	6,441	30,625
Sorin SpA (I)	62,390	106,741
Stefanel SpA (I)	11,908	2,790
Telecom Italia Media SpA (I)	23,548	3,923
Tod’s SpA (L)	1,162	115,033
Trevi Finanziaria SpA	6,032	26,350
Unione di Banche Italiane SCPA	252	699
Unipol Gruppo Finanziario SpA (I)(L)	1,593	33,782
Vianini Lavori SpA	4,074	15,025
Vittoria Assicurazioni SpA	4,482	23,549
Yoox SpA (I)	6,638	96,233

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Italy (continued)
Zignago Vetro SpA	4,685	$26,401

		4,761,327
Japan - 24.4%
Accordia Golf Company, Ltd.	148	90,414
Achilles Corp.	20,000	25,701
ADEKA Corp.	13,391	112,318
Aderans Company, Ltd. (I)	4,600	57,356
Advan Company, Ltd.	1,000	9,595
Advanex, Inc. (I)	2,000	1,825
Aeon Delight Company, Ltd.	3,100	72,170
Aeon Fantasy Company, Ltd.	1,600	23,470
Ahresty Corp.	1,900	14,841
AI Holdings Corp.	7,800	45,958
Aica Kogyo Company, Ltd.	9,000	127,866
Aichi Bank, Ltd.	1,600	74,390
Aichi Corp.	4,300	17,701
Aichi Steel Corp.	19,000	80,655
Aichi Tokei Denki Company, Ltd.	6,000	21,556
Aida Engineering, Ltd.	8,700	49,195
Ain Pharmaciez, Inc.	900	48,593
Aiphone Company, Ltd.	1,900	34,852
Airport Facilities Company, Ltd.	2,900	12,459
Aisan Industry Company, Ltd.	4,600	36,171
Akebono Brake Industry Company, Ltd.	7,200	31,886
Akita Bank, Ltd.	35,000	85,887
Alconix Corp.	500	9,277
Allied Telesis Holdings KK	6,100	5,428
Alpen Company, Ltd.	2,000	37,742
Alpha Corp.	1,000	11,084
Alpha Systems, Inc.	720	9,336
Alpine Electronics, Inc.	5,815	62,619
Alps Electric Company, Ltd.	19,700	145,552
Alps Logistics Company, Ltd.	2,000	19,383
Amano Corp.	11,800	95,952
Amiyaki Tei Company., Ltd.	3	7,109
Amuse, Inc.	200	2,582
Ando Corp.	10,000	10,811
Anest Iwata Corp.	6,000	27,863
Anritsu Corp.	10,297	110,403
AOC Holdings, Inc.	6,900	28,386
AOKI Holdings, Inc.	3,200	64,215
Aomori Bank, Ltd.	22,000	62,809
Aoyama Trading Company, Ltd.	10,800	250,327
Arakawa Chemical Industries, Ltd.	2,300	18,325
Arc Land Sakamoto Company, Ltd. (I)	2,700	42,248
Arcs Company, Ltd.	5,884	121,089
Argo Graphics, Inc.	300	4,067
Ariake Japan Company, Ltd.	3,200	67,280
Arisawa Manufacturing Company, Ltd.	4,800	12,460
Arnest One Corp.	6,500	75,654
As One Corp.	2,100	37,408
Asahi Company, Ltd. (I)	2,600	39,844
Asahi Diamond Industrial Company, Ltd.	9,400	93,264
Asahi Holdings, Inc.	3,700	68,180
Asahi Kogyosha Company, Ltd.	1,000	3,720
Asahi Organic Chemicals
Industry Company, Ltd.	11,000	27,317
ASATSU-DK, Inc.	4,800	128,077
ASKA Pharmaceutical Company, Ltd.	3,000	15,411
ASKUL Corp.	3,000	33,713
Asunaro Aoki Construction Company, Ltd.	4,000	20,452
Atom Corp. (L)	16,700	70,252
Atsugi Company, Ltd.	22,000	27,156
Autobacs Seven Company, Ltd.	3,800	196,665

83

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Avex Group Holdings, Inc.	5,000	$74,244
Awa Bank, Ltd.	1,000	5,903
Axell Corp.	1,000	18,624
Bando Chemical Industries, Ltd.	12,000	46,385
Bank of Iwate, Ltd.	2,500	99,117
Bank of Kochi, Ltd.	3,000	3,084
Bank of Nagoya, Ltd.	22,000	60,900
Bank of Okinawa, Ltd.	3,088	136,911
Bank of Saga, Ltd.	22,000	50,931
Bank of the Ryukyus, Ltd.	5,700	67,652
Belc Company, Ltd.	1,000	14,014
Belluna Company, Ltd.	4,950	37,100
Benefit One, Inc.	8	6,182
Best Denki Company, Ltd. (I)	6,500	12,165
BIC Camera, Inc. (L)	98	47,533
BML, Inc.	1,500	36,904
Bookoff Corp.	2,100	17,227
Bunka Shutter Company, Ltd.	10,000	40,935
CAC Corp.	2,100	16,825
Calsonic Kansei Corp.	19,000	109,720
Can Do Company, Ltd. (L)	33	41,125
Canon Electronics, Inc.	3,000	66,474
CAPCOM Company, Ltd.	6,700	129,040
Carchs Holdings Company, Ltd. (I)	29,500	10,881
Cawachi, Ltd.	2,200	46,625
Central Glass Company, Ltd.	29,432	118,174
Central Sports Company, Ltd.	300	3,953
Chino Corp.	2,000	5,051
Chiyoda Company, Ltd.	4,200	88,391
Chiyoda Integre Company, Ltd.	1,600	18,795
Chofu Seisakusho Company, Ltd.	2,800	60,559
Chori Company, Ltd.	23,000	29,606
Chubu Shiryo Company, Ltd.	3,000	18,942
Chudenko Corp.	6,700	65,459
Chuetsu Pulp & Paper Company, Ltd.	14,000	25,089
Chugai Mining Company, Ltd. (I)	34,900	8,004
Chugai Ro Company, Ltd.	8,000	22,893
Chugoku Marine Paints, Ltd.	11,000	51,365
Chukyo Bank, Ltd.	18,000	38,478
Chuo Denki Kogyo Company, Ltd.	2,000	8,646
Chuo Gyorui Company, Ltd.	3,000	6,849
Chuo Spring Company, Ltd.	1,000	3,425
CKD Corp.	8,300	57,437
Clarion Company, Ltd. (I)	20,000	45,339
Cleanup Corp.	3,300	19,902
CMIC Company, Ltd.	1,400	21,811
CMK Corp.	8,000	27,668
Coca-Cola Central Japan Company, Ltd.	4,300	55,514
Cocokara Fine Holdings, Inc.	2,630	91,671
Colowide Company, Ltd.	9,500	71,820
Computer Engineering & Consulting, Ltd.	1,500	7,480
COMSYS Holdings Corp.	15,100	159,813
Corona Corp.	3,100	37,651
Cosel Company, Ltd.	3,100	39,065
Cosmos Pharmaceutical Corp. (I)	1,800	100,654
Cti Engineering Company, Ltd.	800	4,769
Cybozu, Inc.	45	12,990
Dai Nippon Toryo Company, Ltd.	12,000	11,905
Dai-Dan Company, Ltd.	5,000	28,219
Dai-ichi Kogyo Seiyaku Company, Ltd.	3,000	8,198
Daibiru Corp.	10,100	71,562
Daido Metal Company, Ltd.	5,000	46,194
Daidoh, Ltd.	3,900	26,779
Daifuku Company, Ltd.	12,000	66,928
Daihen Corp.	16,000	48,226

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Daiho Corp.	10,000	$11,075
Daiichi Chuo Kisen Kaisha, Ltd. (I)	20,000	22,381
Daiichi Jitsugyo Company, Ltd.	6,000	28,493
Daiichi Kigenso Kagaku-Kogyo Company, Ltd.	900	21,817
Daiken Corp.	15,000	42,785
Daiki Aluminium Industry Company, Ltd.	5,000	13,650
Daiko Clearing Services Corp.	3,000	10,187
Daikoku Denki Company, Ltd.	1,600	30,151
Daikokutenbussan Company, Ltd.	600	15,611
Daikyo, Inc.	28,144	61,714
Dainichi Company, Ltd.	2,100	16,608
Dainichiseika Color & Chemicals
Manufacturing Company, Ltd.	9,000	37,536
Daio Paper Corp.	13,000	69,303
Daisan Bank, Ltd.	28,000	48,559
Daiseki Company, Ltd.	5,500	88,959
Daishi Bank, Ltd.	5,000	14,623
Daiso Company, Ltd.	10,000	27,371
Daisyo Corp.	1,100	13,952
Daito Bank, Ltd.	11,000	8,121
Daito Pharmaceutical Company, Ltd.	600	7,541
Daiwa Industries, Ltd.	5,000	24,541
Daiwabo Holdings Company, Ltd.	34,000	62,860
Dc Company, Ltd.	3,500	10,766
DCM Japan Holdings Company, Ltd.	13,020	87,992
Denki Kogyo Company, Ltd.	12,000	51,725
Denyo Company, Ltd.	3,100	40,163
Descente, Ltd.	9,000	51,090
Doshisha Company, Ltd.	2,300	62,311
Doutor Nichires Holdings Company, Ltd.	4,793	59,295
Dr. Ci:Labo Company, Ltd.	20	66,386
DTS Corp.	2,700	33,665
Duskin Company, Ltd.	8,900	162,395
Dwango Company, Ltd.	14	18,151
Dydo Drinco, Inc.	1,500	61,990
eAccess, Ltd.	325	51,698
Eagle Industry Company, Ltd.	6,000	56,433
Earth Chemical Company, Ltd.	1,900	68,605
Ebara Corp.	59,000	210,423
Ebara Jitsugyo Company, Ltd.	200	3,087
EDION Corp.	11,300	59,840
Ehime Bank, Ltd.	20,253	48,719
Eighteenth Bank, Ltd.	30,000	71,659
Eiken Chemical Company, Ltd.	1,600	21,158
Eizo Nanao Corp.	2,800	57,951
Elematec Corp.	1,200	15,213
Em Systems Company, Ltd.	600	11,813
Enplas Corp.	1,800	46,938
EPS Company, Ltd.	24	59,480
Espec Corp.	4,600	43,607
Exedy Corp.	4,300	88,589
F&A Aqua Holdings, Inc.	2,900	35,360
F-Tech, Inc.	700	10,774
Falco Biosystems, Ltd.	1,500	18,279
Fancl Corp.	5,200	63,266
FCC Company, Ltd.	5,700	99,968
FDK Corp. (I)	21,000	22,142
Fidea Holdings Company, Ltd.	11,800	19,172
Foster Electric Company, Ltd.	2,800	41,705
FP Corp.	2,000	120,172
France Bed Holdings Company, Ltd.	14,000	29,259
Fudo Tetra Corp. (I)	13,700	17,986
Fuji Company, Ltd.	3,000	66,316
Fuji Corp., Ltd.	2,600	13,056
Fuji Electronics Company, Ltd.	2,300	30,021

84

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Fuji Kosan Company, Ltd. (I)	11,000	$8,103
Fuji Kyuko Company, Ltd.	8,000	44,382
Fuji Oil Company, Ltd.	9,900	127,120
Fuji Seal International, Inc.	3,500	65,075
Fuji Soft, Inc.	4,300	68,334
Fujibo Holdings, Inc.	18,000	37,817
Fujicco Company, Ltd.	3,000	36,431
Fujikura Kasei Company, Ltd.	3,400	16,168
Fujikura, Ltd.	50,000	135,567
Fujimi, Inc. (I)	2,500	35,595
Fujimori Kogyo Company, Ltd.	1,700	29,975
Fujita Kanko, Inc.	8,000	27,855
Fujitec Company, Ltd.	10,000	64,920
Fujitsu Frontech, Ltd.	2,000	11,887
Fujitsu General, Ltd.	7,000	53,829
Fujiya Company, Ltd. (I)	16,000	36,292
Fukoku Company, Ltd.	800	7,370
Fukuda Corp.	4,000	12,195
Fukui Bank, Ltd.	38,188	84,720
Fukushima Bank, Ltd.	37,000	25,466
Fukushima Industries Corp.	100	1,350
Fukuyama Transporting Company, Ltd.	20,000	100,974
Fumakilla, Ltd.	3,000	11,384
Funai Consulting Company, Ltd.	3,100	21,108
Funai Electric Company, Ltd.	3,500	48,553
Furukawa Battery Company, Ltd.	1,231	6,879
Furukawa Company, Ltd. (I)	47,000	38,791
Furukawa-Sky Aluminum Corp. (I)	16,000	45,466
Fuso Pharmaceutical Industries, Ltd.	11,000	28,311
Futaba Corp.	5,657	79,963
Futaba Industrial Company, Ltd. (I)	7,200	31,612
Future System Consulting Corp.	12	4,716
Fuyo General Lease Company, Ltd.	3,700	108,047
Gakken Company, Ltd.	6,000	11,600
Gecoss Corp.	4,000	18,276
Geo Corp.	60	70,551
GLOBERIDE, Inc.	10,000	11,473
Glory, Ltd.	2,300	44,013
GMO Internet, Inc.	10,000	45,868
Godo Steel, Ltd.	25,000	49,553
Goldcrest Company, Ltd.	3,070	44,383
Goldwin, Inc.	6,000	38,786
GSI Creos Corp.	11,000	13,987
Gulliver International Company, Ltd.	1,300	41,330
Gun-Ei Chemical Industry Company, Ltd.	7,000	18,389
Gunze, Ltd.	28,000	72,025
H20 Retailing Corp.	18,000	151,623
Hakuto Company, Ltd.	2,200	20,523
Hakuyosha Company, Ltd.	5,000	13,461
Hamakyorex Company, Ltd.	1,300	42,515
Hanwa Company, Ltd.	32,000	118,232
Happinet Corp.	2,000	18,641
Harashin Narus Holdings Company, Ltd.	2,000	34,119
Harima Chemicals Inc.	900	4,495
Haruyama Trading Company, Ltd.	2,700	13,606
Hayashikane Sangyo Company, Ltd. (I)	4,000	3,161
Hazama Corp.	10,600	22,279
Heiwa Corp.	200	3,604
Heiwa Real Estate Company, Ltd.	14,500	30,173
Heiwado Company, Ltd.	4,500	62,527
Hibiya Engineering, Ltd.	3,500	35,066
Hiday Hidaka Corp.	600	9,003
Higashi-Nippon Bank, Ltd.	17,000	35,246
Higo Bank, Ltd.	21,000	104,224
Hikari Tsushin, Inc.	2,800	104,713

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Hioki Ee Corp.	700	$12,745
Hiramatsu, Inc.	9	8,293
HIS Company, Ltd.	3,300	104,938
Hisaka Works, Ltd. (I)	3,000	27,374
Hitachi Cable, Ltd. (I)	30,000	65,950
Hitachi Koki Company, Ltd.	8,700	69,463
Hitachi Kokusai Electric, Inc.	7,000	55,848
Hitachi Medical Corp.	2,000	30,445
Hitachi Tool Engineering, Ltd.	2,500	22,286
Hitachi Zosen Corp.	91,000	107,634
Hodogaya Chemical Company, Ltd.	10,000	27,855
Hogy Medical Company, Ltd.	2,200	89,483
Hohsui Corp.	11,000	13,740
Hokkaido Gas Company, Ltd.	6,000	18,216
Hokkan Holdings, Ltd.	7,000	20,127
Hokuetsu Bank, Ltd.	22,000	40,171
Hokuetsu Paper Mills, Ltd.	18,000	92,767
Hokuriku Electric Industry Company, Ltd.	7,000	7,676
Hokuto Corp.	4,200	89,308
Honeys Company, Ltd.	2,800	58,832
Hoosiers Corp.	41	25,170
Horiba, Ltd.	3,992	132,502
Hoshizaki Electric Company, Ltd.	3,800	93,271
Hosiden Corp.	8,800	53,104
Hosokawa Micron Corp.	3,000	14,985
Howa Machinery, Ltd.	20,000	17,069
Hyakujushi Bank, Ltd.	29,000	103,560
I Metal Technology Company, Ltd.	4,000	7,143
IBJ Leasing Company, Ltd.	2,900	68,952
Ichibanya Company, Ltd.	700	20,790
Ichikoh Industries, Ltd. (I)	6,000	10,615
Ichiyoshi Securities Company, Ltd.	4,500	21,965
ICOM, Inc.	1,000	21,751
IDEC Corp.	4,900	44,914
Ihara Chemical Industry Company, Ltd.	7,000	24,939
Iida Home Max (I)	4,700	33,285
Iino Kaiun Kaisha, Ltd.	12,400	54,813
Ikyu Corp.	35	14,817
Imasen Electric Industrial	2,200	28,757
Imperial Hotel, Ltd.	2,200	65,491
Inaba Denki Sangyo Company, Ltd.	3,100	85,245
Inaba Seisakusho Company, Ltd.	1,900	24,466
Inabata & Company, Ltd.	8,600	49,502
Inageya Company, Ltd.	6,000	70,483
Ines Corp.	7,100	49,476
Information Services International-Dentsu, Ltd.	1,400	10,762
Innotech Corp.	800	3,946
Intage, Inc.	700	13,420
Internet Initiative Japan, Inc.	6	23,394
Inui Steamship Company, Ltd. (I)	2,300	6,967
Ise Chemical Corp.	3,000	16,524
Iseki & Company, Ltd.	29,000	67,590
Ishihara Sangyo Kaisha, Ltd. (I)	44,000	36,913
Ishii Hyoki Company, Ltd. (I)	1,000	1,680
IT Holdings Corp.	11,900	132,264
ITC Networks Corp.	4,500	30,001
Itfor, Inc.	2,000	6,910
Itochu Enex Company, Ltd.	9,000	48,376
Itochu-Shokuhin Company, Ltd.	700	25,033
Itoham Foods, Inc.	24,000	93,060
Itoki Corpitoki Corp.	7,900	42,125
Iwai Securities Company, Ltd.	1,500	5,858
Iwasaki Electric Company, Ltd. (I)	16,000	29,262
Iwatani International Corp.	26,000	98,772
Izumi Company, Ltd.	1,900	38,352

85

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Izumiya Company, Ltd.	12,773	$61,083
J-Oil Mills, Inc.	13,000	39,790
Jalux, Inc.	1,500	15,325
Jamco Corp.	3,000	15,058
Janome Sewing Machine Company, Ltd. (I)	20,000	13,502
Japan Airport Terminal Company, Ltd.	5,800	64,257
Japan Asia Investment Company, Ltd. (I)	24,000	15,971
Japan Aviation Electronics Industry, Ltd.	11,000	85,461
Japan Cash Machine Company, Ltd.	1,800	13,389
Japan Digital Laboratory Company, Ltd.	3,400	33,866
Japan Drilling Company, Ltd.	700	19,367
Japan Pulp & Paper Company, Ltd.	14,000	45,281
Japan Pure Chemical Company, Ltd.	6	13,833
Japan Radio Company, Ltd. (I)	4,000	7,687
Japan Transcity Corp., Ltd.	8,000	27,012
Japan Vilene Company, Ltd.	3,000	12,357
Japan Wool Textile Company, Ltd.	10,000	71,296
Jastec Company, Ltd.	2,100	12,267
JBCC Holdings, Inc.	300	1,978
Jeol, Ltd.	8,000	18,006
JFE Shoji Trade Corp. (I)	22,000	94,895
Jidosha Buhin Kogyo Company, Ltd.	1,000	5,163
JK Holdings Company, Ltd.	3,600	14,765
Joban Kosan Company, Ltd. (I)	8,000	8,674
Joshin Denki Company, Ltd.	7,000	66,813
JP-holdings, Inc.	1,300	12,154
JSP Corp.	2,800	36,314
Juki Corp.	19,000	28,722
Juroku Bank, Ltd.	40,000	121,079
JVC Kenwood Holdings, Ltd.	20,128	66,955
kabu.com Securities Company, Ltd.	8,500	22,742
Kabuki-Za Company, Ltd.	1,000	51,026
Kadokawa Holdings, Inc. (L)	3,000	74,016
Kaga Electronics Company, Ltd.	2,700	26,645
Kagoshima Bank, Ltd.	11,000	62,568
Kaken Pharmaceutical Company, Ltd.	11,000	143,024
Kameda Seika Company, Ltd.	1,900	48,330
Kamei Corp.	5,000	49,700
Kanaden Corp.	4,000	24,680
Kanagawa Chuo Kotsu Company, Ltd.	6,000	32,138
Kanamoto Company, Ltd.	3,000	29,759
Kandenko Company, Ltd.	17,000	76,404
Kanematsu Corp. (I)	53,000	55,788
Kanematsu Electronics, Ltd.	2,300	24,800
Kanto Denka Kogyo Company, Ltd.	5,000	15,447
Kanto Natural Gas Development, Ltd.	4,000	20,271
Kappa Create Company, Ltd. (L)	2,600	56,630
Kasai Kogyo Company, Ltd.	3,000	17,685
Kasumi Company, Ltd.	5,100	35,019
Katakura Industries Company, Ltd.	3,100	27,434
Kato Sangyo Company, Ltd.	3,100	60,067
Kato Works Company, Ltd.	9,000	43,826
Kawai Musical Instruments
Manufacturing Company, Ltd.	11,000	25,016
Kawasaki Kisen Kaisha, Ltd. (I)(L)	19,000	34,860
Kawasumi Laboratories, Inc.	2,000	10,778
Kayaba Industry Company, Ltd.	16,000	68,811
Keihanshin Real Estate Company, Ltd.	2,800	12,266
Keihin Company, Ltd.	10,000	11,319
Keihin Corp. (L)	5,600	83,541
Keiyo Bank, Ltd.	22,000	97,478
Keiyo Company, Ltd. (L)	4,600	28,911
Kenedix, Inc. (I)	332	42,560
Kentucky Fried Chicken Japan, Ltd.	1,000	25,840
KEY Coffee, Inc.	2,000	36,393

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Kimoto Company, Ltd.	3,400	$18,155
Kimura Chemical Plants Company, Ltd.	1,900	7,655
King Jim Company, Ltd.	1,200	10,102
Kinki Nippon Tourist Company, Ltd. (I)	12,000	14,049
Kinki Sharyo Company, Ltd.	3,000	9,742
Kintetsu World Express, Inc.	2,000	65,769
Kinugawa Rubber Industrial Company, Ltd.	5,000	31,241
Kisoji Company, Ltd.	2,800	55,265
Kissei Pharmaceutical Company, Ltd.	5,100	83,779
Kita-Nippon Bank, Ltd.	1,000	25,590
Kitagawa Iron Works Company, Ltd.	12,000	18,803
Kitano Construction Corp.	8,000	17,449
Kito Corp.	5	3,564
Kitz Corp.	16,500	64,791
Kiyo Holdings, Inc.	75,395	101,644
Koa Corp.	8,000	73,012
Koatsu Gas Kogyo Company, Ltd.	3,000	16,636
Kohnan Shoji Company, Ltd.	4,600	59,182
Koike Sanso Kogyo Company, Ltd.	5,000	12,938
Kojima Company, Ltd.	4,900	18,776
Kokuyo Company, Ltd.	11,973	82,268
Komaihaltec, Inc.	6,000	17,121
Komatsu Seiren Company, Ltd.	3,000	13,235
Komatsu Wall Industry Company, Ltd.	1,200	14,172
Komeri Company, Ltd.	4,800	125,824
Komori Corp.	9,724	70,831
Konaka Company, Ltd.	4,600	66,788
Kondotec, Inc.	3,200	16,223
Konishi Company, Ltd.	2,600	33,093
Kosaido Company, Ltd. (I)	2,300	9,473
Kose Corp.	3,400	74,699
Kosei Securities Company, Ltd.	10,000	9,117
Kourakuen Corp.	1,000	15,062
Krosaki Harima Corp.	9,000	20,534
Kumagai Gumi Company, Ltd. (I)	28,000	25,317
Kumiai Chemical Industry Company, Ltd.	10,000	37,428
Kura Corp.	2,000	28,594
Kurabo Industries, Ltd.	36,000	60,915
Kureha Corp.	16,000	64,043
Kurimoto, Ltd.	16,000	36,963
Kuroda Electric Company, Ltd.	6,000	62,760
Kusuri No Aoki Company, Ltd.	500	13,169
Kyoden Company, Ltd.	7,000	11,934
Kyodo Printing Company, Ltd.	12,000	27,940
Kyodo Shiryo Company, Ltd.	1,000	1,033
Kyoei Steel, Ltd.	3,800	64,778
Kyoei Tanker Company, Ltd. (I)	5,000	11,187
Kyokuto Kaihatsu Kogyo Company, Ltd.	5,600	49,830
Kyokuto Securities Company, Ltd.	4,500	33,710
Kyokuyo Company, Ltd.	11,000	25,081
Kyorin Company, Ltd.	8,000	164,996
Kyoritsu Maintenance Company, Ltd.	1,500	31,749
Kyosan Electric Manufacturing Company, Ltd.	8,000	30,992
Kyoto Kimono Yuzen Company, Ltd.	1,500	17,411
Kyowa Exeo Corp.	13,600	124,227
Kyowa Leather Cloth Company, Ltd.	200	701
Kyudenko Corp.	9,000	52,567
Laox Company, Ltd. (I)	24,000	10,083
Lec, Inc.	1,000	12,617
Leopalace21 Corp. (I)	21,800	58,772
Life Corp.	5,400	89,734
Lintec Corp.	3,500	62,428
Look Inc	7,000	34,747
Macnica, Inc.	2,100	44,702
Macromill, Inc.	2,000	20,997

86

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Maeda Corp.	18,000	$73,212
Maeda Road Construction Company, Ltd.	9,000	95,080
Maezawa Kasei Industries Company, Ltd.	2,000	19,566
Maezawa Kyuso Industries Company, Ltd.	1,600	20,516
Makino Milling Machine Company, Ltd.	15,575	92,499
Mamiya-Op Company, Ltd.	9,000	14,188
Mandom Corp.	2,970	74,555
Mars Engineering Corp.	1,500	33,557
Marubun Corp.	2,200	9,249
Marudai Food Company, Ltd.	17,000	59,302
Maruei Department Store Company, Ltd. (I)	7,000	6,855
Maruetsu, Inc.	7,000	25,312
Maruha Group, Inc.	52,815	79,462
Marusan Securities Company, Ltd.	9,061	30,072
Maruwa Company, Ltd.	1,600	48,759
Maruyama Manufacturing Company, Inc.	7,000	13,652
Maruzen Showa Unyu Company, Ltd.	8,000	23,971
Matsuda Sangyo Company, Ltd.	2,020	29,701
Matsui Securities Company, Ltd.	10,800	53,896
Matsumotokiyoshi Holdings Company, Ltd.	3,300	72,491
Matsuya Company, Ltd. (I)	5,600	42,717
Matsuya Foods Company, Ltd.	1,400	26,118
Max Company, Ltd.	8,000	93,799
Maxvalu Tokai Company, Ltd.	2,000	27,865
MEC Company, Ltd.	2,400	7,203
Megachips Corp.	2,900	63,522
Megane Top Company, Ltd. (I)	4,500	51,521
Megmilk Snow Brand Company, Ltd.	7,600	126,242
Meidensha Corp.	17,086	58,384
Meiji Shipping Company, Ltd.	3,900	13,768
Meiko Network Japan Company, Ltd.	1,500	14,199
Meisei Electric Company, Ltd.	4,000	4,538
Meitec Corp.	4,000	83,591
Meito Sangyo Company, Ltd.	900	11,273
Meiwa Corp.	4,000	39,992
Meiwa Estate Company, Ltd.	3,300	16,700
Melco Holdings, Inc.	2,300	47,137
Michinoku Bank, Ltd.	17,000	30,497
Mikuni Coca-Cola Bottling Company, Ltd.	4,000	34,854
Mikuni Corp.	1,000	2,135
Milbon Company, Ltd.	1,300	38,026
Mimasu Semiconductor Industry Company, Ltd.	2,700	21,615
Minato Bank, Ltd.	28,000	46,989
Ministop Company, Ltd.	2,300	39,465
Mirait Holdings Corp.	6,980	47,271
Misawa Homes Company, Ltd.	1,200	16,594
Mitani Corp.	2,500	29,592
Mito Securities Company, Ltd.	6,000	12,224
Mitsuba Corp.	3,000	22,869
Mitsubishi Kakoki Kaisha, Ltd.	7,000	11,058
Mitsubishi Paper Mills, Ltd. (I)	29,387	26,946
Mitsubishi Pencil Company, Ltd.	2,700	45,494
Mitsubishi Research Institute, Inc.	300	6,311
Mitsubishi Steel Manufacturing Company, Ltd.	20,000	49,911
Mitsuboshi Belting Company, Ltd.	9,000	42,346
Mitsui Engineering &
Shipbuilding Company, Ltd.	29,000	38,640
Mitsui High-Tec, Inc. (I)	4,100	17,984
Mitsui Home Company, Ltd.	4,000	19,499
Mitsui Knowledge Industry Company, Ltd.	104	17,164
Mitsui Matsushima Company, Ltd.	18,000	29,506
Mitsui Mining & Smelting Company, Ltd.	54,000	121,921
Mitsui Sugar Company, Ltd.	17,000	54,316
Mitsui-Soko Company, Ltd.	14,000	49,720
Mitsumi Electric Company, Ltd. (I)	15,300	102,647

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Mitsumura Printing Company, Ltd.	4,000	$12,751
Mitsuuroko Company, Ltd.	4,000	25,285
Miura Company, Ltd.	4,200	107,124
Miyachi Corp.	700	4,680
Miyaji Engineering Group, Inc. (I)	11,000	19,210
Miyazaki Bank, Ltd.	26,000	58,241
Miyoshi Oil & Fat Company, Ltd.	7,000	8,914
Mizuno Corp.	16,000	81,038
Mochida Pharmaceutical Company, Ltd.	11,000	117,921
Modec, Inc.	4,100	70,743
Monex Group, Inc.	251	38,243
Mori Seiki Company, Ltd.	14,600	125,317
Morinaga & Company, Ltd.	33,000	73,236
Morinaga Milk Industry Company, Ltd.	31,000	116,213
Morita Corp.	3,000	20,103
Mory Industries, Inc.	3,000	8,511
MOS Food Services, Inc.	3,600	71,036
Moshi Moshi Hotline, Inc.	7,500	70,554
Mr. Max Corp.	3,200	11,765
Musashi Seimitsu Industry Company, Ltd.	3,900	75,595
Musashino Bank, Ltd.	5,600	158,139
Mutoh Holdings Company, Ltd.	5,000	14,447
Mutow Company, Ltd.	4,000	14,252
Nac Company, Ltd.	300	6,175
Nachi-Fujikoshi Corp.	29,000	128,300
Nagaileben Company, Ltd.	1,400	20,441
Nagano Bank, Ltd.	5,000	9,167
Nagano Keiki Company, Ltd.	700	5,328
Nagatanien Company, Ltd.	2,000	18,489
Nakabayashi Company, Ltd.	3,000	6,607
Nakamuraya Company, Ltd.	6,000	27,162
Nakayama Steel Works, Ltd. (I)	11,000	6,844
Natori Company, Ltd.	100	1,045
NEC Fielding, Ltd.	3,100	37,446
NEC Leasing, Ltd.	2,000	24,391
NEC Mobiling, Ltd.	1,200	46,588
NEC Networks & System Integration Corp.	4,200	65,672
NET One Systems Company, Ltd.	14,000	192,994
Neturen Company, Ltd.	4,500	32,399
Nice Holdings, Inc.	13,000	31,914
Nichia Steel Works, Ltd.	4,000	9,527
Nichias Corp.	12,000	58,198
Nichicon Corp.	8,073	79,566
Nichiden Corp.	800	20,708
Nichiha Corp.	3,100	31,680
Nichii Gakkan Company, Ltd.	7,000	68,253
Nichimo Company, Ltd.	7,000	14,524
NICHIREI Corp.	31,000	138,080
Nichireki Company, Ltd.	2,000	9,589
Nidec Copal Corp.	1,800	19,382
Nidec Copal Electronics Corp.	2,600	14,150
Nidec Sankyo Corp.	5,000	27,869
Nidec Tosok Corp.	2,800	24,684
Nifco, Inc.	7,104	163,656
NIFTY Corp.	9	12,113
Nihon Chouzai Company, Ltd.	540	20,162
Nihon Dempa Kogyo Company, Ltd.	2,000	22,583
Nihon Eslead Corp.	2,000	16,132
Nihon Kohden Corp.	6,600	187,962
Nihon M&A Center, Inc. (I)	1,400	39,847
Nihon Nohyaku Company, Ltd.	6,000	24,967
Nihon Parkerizing Company, Ltd.	7,000	105,252
Nihon Unisys, Ltd.	10,725	68,886
Nihon Yamamura Glass Company, Ltd.	13,000	28,445
Nikkiso Company, Ltd.	11,000	109,941

87

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Nikko Company, Ltd.	5,000	$16,760
Nippo Corp.	9,000	84,004
Nippon Beet Sugar
Manufacturing Company, Ltd.	24,000	46,824
Nippon Carbon Company, Ltd.	21,000	50,980
Nippon Ceramic Company, Ltd.	2,500	39,010
Nippon Chemi-Con Corp. (I)	22,271	65,708
Nippon Chemical Industrial Company, Ltd.	13,000	18,181
Nippon Chemiphar Company, Ltd.	5,000	23,958
Nippon Coke & Engineering Company, Ltd.	31,500	39,149
Nippon Columbia Company, Ltd. (I)	29,000	8,873
Nippon Concrete Industries Company, Ltd.	2,000	6,150
Nippon Denko Company, Ltd.	14,000	51,529
Nippon Densetsu Kogyo Company, Ltd.	7,000	62,413
Nippon Denwa Shisetsu Company, Ltd.	6,000	18,132
Nippon Felt Company, Ltd.	2,700	13,108
Nippon Filcon Company, Ltd.	3,100	15,503
Nippon Fine Chemical Company, Ltd.	3,000	18,581
Nippon Flour Mills Company, Ltd.	18,000	76,119
Nippon Formula Feed
Manufacturing Company, Ltd.	6,000	7,177
Nippon Gas Company, Ltd.	4,800	49,132
Nippon Hume Corp.	1,000	4,170
Nippon Jogesuido Sekkei Company, Ltd.	3	3,831
Nippon Kanzai Company, Ltd.	800	14,327
Nippon Kasei Chemical Company, Ltd.	9,000	13,165
Nippon Kinzoku Company, Ltd. (I)	4,000	6,102
Nippon Koei Company, Ltd.	9,000	30,143
Nippon Konpo Unyu Soko Company, Ltd.	11,000	128,681
Nippon Koshuha Steel Company, Ltd.	9,000	9,493
Nippon Light Metal Company, Ltd.	68,000	90,529
Nippon Metal Industry Company, Ltd. (I)	16,000	10,765
Nippon Parking Development Company, Ltd.	293	15,916
Nippon Pillar Packing Company, Ltd.	5,000	42,970
Nippon Piston Ring Company, Ltd.	13,000	24,407
Nippon Road Company, Ltd.	13,000	42,583
Nippon Seiki Company, Ltd.	7,000	71,067
Nippon Seisen Company, Ltd.	6,000	26,504
Nippon Sharyo, Ltd.	11,000	35,737
Nippon Sheet Glass Company, Ltd. (L)	141,000	138,345
Nippon Shinyaku Company, Ltd.	8,000	89,781
Nippon Signal Company, Ltd.	9,100	57,700
Nippon Soda Company, Ltd.	21,000	81,301
Nippon Steel Trading Company., Ltd.	14,000	35,558
Nippon Suisan Kaisha, Ltd.	28,165	78,663
Nippon Synthetic Chemical
Industry Company, Ltd.	9,000	50,602
Nippon System Development Company, Ltd.	6,015	51,529
Nippon Thompson Company, Ltd.	12,000	54,698
Nippon Valqua Industries, Ltd.	11,000	28,539
Nippon Yakin Kogyo Company, Ltd. (I)	16,500	22,183
Nippon Yusoki Company, Ltd.	5,000	13,853
Nipro Corp.	14,400	82,462
Nishimatsu Construction Company, Ltd.	40,000	63,618
Nishimatsuya Chain Company, Ltd.	9,600	76,130
Nissan Chemical Industries, Ltd.	13,300	111,979
Nissan Motor Company, Ltd.	2,800	26,890
Nissan Shatai Company, Ltd.	13,277	144,501
Nissei Corp.	3,000	28,079
Nissen Holdings Company, Ltd.	4,600	20,972
Nissha Printing Company, Ltd. (I)	4,800	46,640
Nisshin Fudosan Company, Ltd.	3,000	16,845
Nisshin Oillio Group, Ltd.	15,000	61,497
Nissin Corp.	11,000	28,153
Nissin Electric Company, Ltd.	7,000	39,314

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Nissin Kogyo Company, Ltd.	6,800	$91,431
Nissin Sugar Holdings Company, Ltd.	300	5,787
Nissui Pharmaceutical Company, Ltd.	2,600	24,082
Nitta Corp.	3,100	48,039
Nittan Valve Company, Ltd.	4,000	14,114
Nittetsu Mining Company, Ltd.	12,000	47,288
Nitto Boseki Company, Ltd. (L)	25,229	73,108
Nitto Kogyo Corp.	4,900	77,298
Nitto Kohki Company, Ltd.	1,700	35,526
Nitto Seiko Company, Ltd.	4,000	10,836
Nittoc Construction Company, Ltd.	18,000	17,843
Noevir Holdings Company, Ltd.	2,500	28,867
NOF Corp.	29,000	137,868
Nohmi Bosai, Ltd.	2,000	11,742
Nomura Company, Ltd.	8,000	24,196
Noritake Company, Ltd.	18,000	45,785
Noritsu Koki Company, Ltd.	2,000	9,168
Noritz Corp.	3,500	64,200
NS Solutions Corp.	3,000	54,344
Obara Group, Inc.	1,200	14,464
Obayashi Road Corp.	4,000	10,228
OBIC Business Consultants, Ltd.	650	30,763
Oenon Holdings, Inc.	10,000	22,911
Ogaki Kyoritsu Bank, Ltd.	32,000	94,835
Ohara, Inc.	2,000	20,151
Oiles Corp.	4,427	92,236
Oita Bank, Ltd.	26,000	78,981
Okabe Company, Ltd.	7,900	48,628
Okamoto Industries, Inc.	12,000	47,220
Okamura Corp.	11,000	77,977
Okasan Holdings, Inc.	28,000	97,555
OKI Electric Industry Company, Ltd. (I)	83,000	114,722
Okinawa Electric Power Company, Inc.	3,000	95,408
OKK Corp. (I)	10,000	12,232
OKUMA Corp.	15,382	100,551
Okumura Corp.	25,000	78,274
Okura Industrial Company, Ltd.	8,000	20,252
Okuwa Company, Ltd.	3,000	34,889
Olympic Corp.	400	3,955
ONO Sokki Company, Ltd.	4,000	16,058
Onoken Company, Ltd.	1,400	11,359
Onward Kashiyama Company, Ltd.	18,000	136,771
Optex Company, Ltd.	1,100	13,321
Organo Corp.	6,000	35,944
Origin Electric Company, Ltd.	7,000	24,610
Osaka Organic Chemical Industry, Ltd.	3,200	14,482
Osaka Steel Company, Ltd.	2,500	46,016
Osaki Electric Company, Ltd.	3,000	26,564
OSG Corp.	10,400	147,914
Oyo Corp.	4,100	41,199
Pacific Industrial Company, Ltd.	6,000	38,180
Pacific Metals Company, Ltd.	22,000	88,167
Pal Company, Ltd.	950	46,303
Paltac Corp.	3,800	50,521
PanaHome Corp.	11,000	66,207
Panasonic Electric Works Information
Systems Company, Ltd.	500	12,104
Panasonic Electric Works SUNX Company, Ltd.	6,100	26,597
Paramount Bed Holdings Company, Ltd.	2,500	79,225
Parco Company, Ltd.	7,200	70,734
Paris Miki, Inc.	3,900	23,209
Pasco Corp.	4,000	11,068
Pasona Group, Inc.	31	21,743
Penta-Ocean Construction Company, Ltd. (L)	28,000	62,657
PIA Corp.	1,300	13,871

88

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Pigeon Corp.	2,731	$108,469
Pilot Corp.	22	40,345
Piolax, Inc.	1,400	29,908
Pioneer Corp. (I)	16,300	61,462
Plenus Company, Ltd.	2,800	51,946
Point, Inc.	2,780	99,990
Press Kogyo Company, Ltd.	8,000	39,392
Pressance Corp.	400	6,177
Prima Meat Packers, Ltd.	14,000	23,190
Pronexus, Inc.	3,500	21,477
PS Mitsubishi Construction Company, Ltd.	4,200	20,777
Raito Kogyo Company, Ltd.	7,600	30,851
Rasa Industries, Ltd. (I)	10,000	10,430
Resorttrust, Inc.	5,800	96,722
Rhythm Watch Company, Ltd.	14,000	21,378
Ricoh Leasing Company, Ltd.	3,200	73,381
Right On Company, Ltd.	1,800	15,144
Riken Corp.	16,000	65,178
Riken Keiki Company, Ltd.	2,500	16,279
Riken Technos Corp.	8,000	21,457
Riken Vitamin Company, Ltd.	2,000	59,709
Ringer Hut Company, Ltd.	2,800	38,901
Riso Kagaku Corp.	2,000	36,190
Riso Kyoiku Company, Ltd. (I)	338	22,381
Rock Field Company, Ltd.	2,000	36,773
Rohto Pharmaceutical Company, Ltd.	4,000	47,245
Roland Corp.	2,500	19,988
Roland D.G. Corp.	1,400	14,424
Round One Corp.	9,900	52,020
Royal Holdings Company, Ltd.	5,200	61,660
Ryobi, Ltd.	18,000	53,050
Ryoden Trading Company, Ltd.	4,000	23,235
Ryohin Keikaku Company, Ltd.	3,500	178,495
Ryosan Company, Ltd.	5,929	108,846
Ryoshoku, Ltd.	1,000	22,354
Ryoyo Electro Corp.	3,200	33,603
S Foods, Inc.	1,000	8,622
Sagami Chain Company, Ltd. (I)	2,000	16,120
Saibu Gas Company, Ltd.	45,000	109,031
Saizeriya Company, Ltd.	3,900	58,465
Sakai Chemical Industry Company, Ltd.	14,000	44,016
Sakai Heavy Industries, Ltd.	6,000	19,894
Sakai Ovex Company, Ltd.	5,000	6,616
Sakata INX Corp.	5,000	23,349
Sakata Seed Corp.	5,400	72,959
Sala Corp.	4,500	24,998
San Holdings, Inc.	200	3,438
San-A Company, Ltd.	1,100	42,305
San-Ai Oil Company, Ltd.	7,000	30,812
Sanden Corp.	21,000	75,358
Sangetsu Company, Ltd.	3,900	93,580
Sanix, Inc. (I)	7,100	20,760
Sanken Electric Company, Ltd.	16,437	59,342
Sanki Engineering Company, Ltd.	9,000	42,968
Sanko Marketing Foods Company, Ltd.	5	6,563
Sanko Metal Industrial Company, Ltd.	6,000	17,436
Sankyo Seiko Company, Ltd.	7,700	24,853
Sankyo-Tateyama Holdings, Inc.	32,000	54,551
Sankyu, Inc.	41,000	145,118
Sanoh Industrial Company, Ltd.	4,600	38,974
Sanshin Electronics Company, Ltd.	6,000	38,247
Sanwa Shutter Corp.	27,124	107,854
Sanyo Chemical Industries, Ltd.	10,000	60,177
Sanyo Denki Company, Ltd.	6,000	35,614
Sanyo Housing Nagoya Company, Ltd.	9	8,610

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Sanyo Shokai, Ltd.	18,000	$56,904
Sanyo Special Steel Company, Ltd.	16,648	75,697
Sapporo Hokuyo Holdings, Inc.	2,100	6,048
Sapporo Holdings, Ltd.	38,000	113,709
Sasebo Heavy Industries Company, Ltd.	17,000	19,869
Sato Corp.	3,000	39,861
Satori Electric Company, Ltd.	2,400	12,712
Sawai Pharmaceutical Company, Ltd.	1,600	170,800
Saxa Holdings, Inc.	6,000	10,863
SCSK Corp.	7,208	103,489
Seibu Electric Industry Company, Ltd.	3,000	12,328
Seika Corp.	11,000	31,327
Seikagaku Corp.	5,700	56,119
Seiko Holdings Corp. (I)	17,000	46,447
Seino Holdings Company, Ltd.	8,000	51,970
Seiren Company, Ltd.	7,000	50,643
Sekisui Jushi Corp.	6,000	57,335
Sekisui Plastics Company, Ltd.	7,000	23,032
Senko Company, Ltd.	16,000	70,799
Senshu Electric Company, Ltd.	1,500	18,779
Senshukai Company, Ltd.	4,500	29,218
Shibaura Mechatronics Corp. (I)	5,000	10,566
Shibusawa Warehouse Company, Ltd.	6,000	17,558
Shibuya Kogyo Company, Ltd.	3,300	36,765
Shikibo, Ltd.	26,000	29,766
Shikoku Bank, Ltd.	29,000	70,008
Shikoku Chemicals Corp.	5,000	27,555
Shima Seiki Manufacturing, Ltd.	4,700	73,283
Shimachu Company, Ltd.	6,100	126,394
Shimizu Bank, Ltd.	1,300	32,995
Shimojima Company, Ltd.	1,100	12,593
Shin Nippon Air Technologies Company, Ltd.	3,100	16,961
Shin-Etsu Polymer Company, Ltd.	5,300	24,790
Shin-Keisei Electric Railway Company, Ltd.	4,000	17,716
Shinagawa Refractories Company, Ltd.	5,000	11,131
Shindengen Electric
Manufacturing Company, Ltd.	9,000	32,445
Shinkawa, Ltd.	1,700	8,092
Shinko Electric Company, Ltd. (L)	14,000	27,195
Shinko Electric Industries Company, Ltd.	9,600	69,077
Shinko Plantech Company, Ltd.	7,200	54,469
Shinko Shoji Company, Ltd.	2,700	20,753
Shinmaywa Industries, Ltd.	18,000	82,084
Shinnihon Corp.	8,000	17,596
Shinsho Corp.	7,000	14,857
Shinwa Company, Ltd.	300	3,259
Shinwa Kaiun Kaisha, Ltd. (I)	11,000	15,209
Ship Healthcare Holdings, Inc.	3,700	87,146
Shiroki Corpshiroki Corp.	17,000	42,943
Shizuki Electric Company, Inc.	3,000	13,045
Shizuoka Gas Company, Ltd.	9,500	60,724
SHO-BOND Holdings Company, Ltd.	3,600	95,564
Shobunsha Publications, Inc.	2,400	16,093
Shochiku Company, Ltd.	14,000	130,179
Shoei Foods Corp.	900	6,452
Shofu, Inc.	2,200	23,722
Shoko Company, Ltd.	11,000	15,536
Showa Aircraft Industry Company, Ltd.	3,000	17,192
Showa Corp.	7,200	56,610
Showa Sangyo Company, Ltd.	13,000	39,954
Siix Corp.	2,100	26,303
Simplex Technology, Inc.	31	10,263
Sinanen Company, Ltd.	10,000	41,631
Sintokogio, Ltd.	8,000	75,685
SKY Perfect JSAT Holdings, Inc.	226	92,162

89

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
SMK Corp.	8,000	$23,554
SNT Corp.	3,200	15,591
So-net Entertainment Corp.	21	75,474
Sodick Company Ltd.	8,000	41,246
Sogo Medical Company, Ltd.	900	32,326
Sohgo Security Services Company, Ltd.	12,500	163,839
Space Company, Ltd.	2,700	16,667
SPK Corp.	300	5,008
Sra Holdings	1,100	11,713
SRI Sports, Ltd.	2,100	24,866
ST Corp.	1,100	12,668
St. Marc Holdings Company, Ltd.	1,100	42,251
Star Micronics Company, Ltd.	5,100	49,110
Starzen Company, Ltd.	9,000	25,941
Stella Chemifa Corp.	1,700	29,975
Studio Alice Company, Ltd.	1,100	19,212
Sugi Pharmacy Company, Ltd.	900	28,631
Sugimoto & Company, Ltd.	300	2,760
Sumida Corp.	2,600	12,687
Sumikin Bussan Corp.	10,000	24,126
Suminoe Textile Company, Ltd.	5,000	8,775
Sumiseki Holdings, Inc. (I)	9,800	9,461
Sumitomo Bakelite Company, Ltd.	24,000	119,315
Sumitomo Densetsu Company, Ltd.	4,300	29,839
Sumitomo Forestry Company, Ltd.	1,700	14,110
Sumitomo Light Metal Industries, Ltd.	60,000	60,269
Sumitomo Mitsui Company, Ltd. (I)	31,300	19,936
Sumitomo Osaka Cement Company, Ltd.	51,000	150,815
Sumitomo Pipe & Tube Company, Ltd.	4,100	37,513
Sumitomo Precision Products Company, Ltd.	4,000	19,985
Sumitomo Real Estate Sales Company, Ltd.	1,690	74,454
Sumitomo Seika Chemicals Company, Ltd.	10,000	39,166
Sumitomo Titanium Corp.	2,000	62,200
Sumitomo Warehouse Company, Ltd.	17,952	78,743
Sun-wa Technos Corp.	400	3,334
SWCC Showa Holdings Company, Ltd.	41,000	33,363
SxL Corp. (I)	10,000	18,325
Systena Corp.	49	38,663
T Rad Company, Ltd.	11,000	37,513
T. Hasegawa Company, Ltd.	2,900	32,582
Tachi-S Company, Ltd.	3,100	53,320
Tachibana Eletech Company, Ltd.	1,700	14,865
Tact Home Company, Ltd.	17	14,389
Tadano, Ltd.	17,000	125,854
Taihei Dengyo Kaisha, Ltd.	5,000	33,601
Taihei Kogyo Company, Ltd.	11,000	49,304
Taiho Kogyo Company, Ltd.	2,900	34,929
Taikisha, Ltd.	5,800	111,743
Taiko Bank, Ltd.	2,000	4,729
Taiko Pharmaceutical Company, Ltd.	1,000	7,575
Taisei Lamick Company, Ltd.	600	17,514
Taiyo Holdings Company, Ltd.	2,500	60,603
Taiyo Yuden Company, Ltd. (L)	14,500	127,037
Takamatsu Corp.	1,900	28,001
Takano Company, Ltd.	2,000	10,242
Takaoka Electric
Manufacturing Company, Ltd. (L)	8,000	17,126
Takara Holdings, Inc.	12,000	72,490
Takara Leben Company, Ltd.	3,300	24,073
Takara Standard Company, Ltd.	15,000	107,331
Takasago International Corp.	12,000	56,937
Takasago Thermal Engineering Company, Ltd.	10,200	80,762
Takashima & Company, Ltd.	3,000	13,046
Take and Give Needs Company, Ltd.	86	8,518
Takihyo Company, Ltd.	2,000	11,054

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Takiron Company, Ltd.	7,000	$22,372
Takisawa Machine Tool Company, Ltd.	6,000	8,481
Takuma Company, Ltd.	10,000	41,364
Tamron Company, Ltd.	1,300	38,386
Tamura Corp.	16,000	38,998
Tatsuta Electric Wire & Cable Company, Ltd.	8,000	43,408
Tayca Corp.	3,000	9,599
TBK Company, Ltd.	3,000	16,495
Teac Corp. (I)	35,000	11,602
Tecmo Koei Holdings Company, Ltd.	5,200	44,600
Teikoku Electric Manufacturing Company, Ltd.	700	12,428
Teikoku Piston Ring Company, Ltd.	2,700	47,348
Teikoku Sen-I Company, Ltd.	4,000	30,523
Teikoku Tsushin Kogyo Company, Ltd.	6,000	9,623
Tekken Corp.	23,000	28,076
Telepark Corp.	28	50,879
Temp Holdings Company, Ltd.	2,600	27,148
Tenma Corp.	2,100	21,631
The 77th Bank, Ltd.	15,000	57,194
The Chiba Kogyo Bank, Ltd. (I)	3,500	17,438
The Daiei, Inc. (I)	20,100	49,661
The Hokkoku Bank, Ltd.	40,000	152,636
The Hyakugo Bank, Ltd.	31,000	118,204
The Mie Bank, Ltd.	12,000	25,495
The Pack Corp.	1,900	32,623
The San-in Godo Bank, Ltd.	23,000	144,507
The Yachiyo Bank, Ltd.	400	7,784
Tigers Polymer Corp.	2,000	7,642
Titan Kogyo KK	2,000	6,462
TKC Corp.	2,900	59,705
TOA Corp.	35,000	57,920
TOA Oil Company, Ltd.	14,000	15,865
TOA Road Corp.	7,000	18,234
Toagosei Company, Ltd.	34,000	125,645
Tobishima Corp. (I)	9,600	9,406
Tobu Store Company, Ltd.	8,000	26,409
TOC Company, Ltd.	11,400	60,768
Tocalo Company, Ltd.	3,100	45,605
Tochigi Bank, Ltd.	19,000	58,972
Toda Corp.	39,000	103,790
Toda Kogyo Corp.	5,000	25,992
Toei Company, Ltd.	11,000	49,507
Toenec Corp.	6,000	32,007
Toho Bank, Ltd.	28,000	81,545
Toho Company, Ltd.	6,000	23,242
Toho Holdings Company, Ltd.	7,300	140,703
Toho Real Estate Company, Ltd.	2,000	10,237
Toho Titanium Company, Ltd.	3,600	39,830
Toho Zinc Company, Ltd.	25,000	90,300
Tohoku Bank, Ltd.	16,000	22,375
Tohto Suisan Company, Ltd.	5,000	7,710
Tokai Carbon Company, Ltd.	23,000	101,344
Tokai Holdings Corp.	4,000	16,370
Tokai Rika Company, Ltd.	1,500	24,551
Tokai Rubber Industries, Ltd.	7,400	75,760
Tokai Tokyo Securities Company, Ltd.	32,966	106,027
Token Corp. (I)	1,500	49,202
Tokimec, Inc.	10,000	16,433
Toko Electric Corp.	6,000	23,373
Toko, Inc. (I)	10,000	24,225
Tokushu Tokai Holdings Company, Ltd.	18,000	38,922
Tokuyama Corp. (L)	59,000	137,849
Tokyo Derica Company, Ltd.	900	7,967
Tokyo Dome Corp. (I)	22,000	59,865
Tokyo Electron Device, Ltd.	3	5,044

90

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Tokyo Energy & Systems, Inc.	3,000	$13,572
Tokyo Individualized Educational Institute, Inc.	2,600	4,535
Tokyo Kikai Seisakusho, Ltd. (I)	10,000	5,725
Tokyo Ohka Kogyo Company, Ltd.	7,200	148,193
Tokyo Rakutenchi Company, Ltd.	6,000	22,253
Tokyo Rope Manufacturing Company, Ltd. (L)	23,000	38,264
Tokyo Sangyo Company, Ltd.	500	1,663
Tokyo Seimitsu Company, Ltd.	6,500	112,340
Tokyo Steel Manufacturing Company, Ltd.	16,600	97,958
Tokyo Tatemono Company, Ltd. (I)	36,000	115,322
Tokyo Tekko Company, Ltd.	7,000	21,623
Tokyo Theatres Company, Inc.	12,000	15,743
Tokyo Tomin Bank, Ltd.	4,800	45,358
Tokyotokeiba Company, Ltd.	23,000	30,994
Tokyu Community Corp.	1,300	41,419
Tokyu Construction Company, Ltd.	11,020	21,625
Tokyu Livable, Inc.	2,200	21,395
Tokyu Recreation Company, Ltd. (I)	4,000	23,564
Toli Corp.	7,000	12,472
Tomato Bank, Ltd.	10,000	15,497
Tomen Electronics Corp.	1,400	19,703
Tomoe Corp.	4,400	15,205
Tomoe Engineering Company, Ltd.	1,500	28,762
Tomoku Company, Ltd.	11,000	32,190
TOMONY Holdings, Inc.	17,700	66,807
Tomy Company, Ltd.	6,100	38,431
Tonami Holdings Company, Ltd.	4,000	7,502
Topcon Corp.	8,200	63,553
Toppan Forms Company, Ltd.	7,900	61,424
Topre Corp.	8,000	66,376
Topy Industries, Ltd.	27,000	73,977
Toridoll Corp.	4,000	58,784
Torigoe Company, Ltd.	2,300	18,474
Torii Pharmaceutical Company, Ltd.	1,700	33,538
Torishima Pump Manufacturing Company, Ltd.	3,300	33,110
Tosei Corp.	16	5,389
Toshiba Machine Company, Ltd.	15,000	73,469
Toshiba Plant Systems & Services Corp.	7,000	73,546
Toshiba TEC Corp.	22,000	77,178
Tosho Printing Company, Ltd.	3,000	4,969
Totetsu Kogyo Company, Ltd.	4,000	40,989
Tottori Bank, Ltd.	11,000	20,152
Touei Housing Corp.	2,500	24,476
Towa Bank, Ltd.	33,000	28,176
Towa Corptowa Corp.	3,600	22,344
Towa Pharmaceutical Company, Ltd.	1,500	78,370
Toyo Construction Company, Ltd.	44,000	30,848
Toyo Corp.	5,300	54,534
Toyo Electric Manufacturing Company, Ltd.	4,000	12,605
Toyo Engineering Corp.	23,000	93,556
Toyo Ink Manufacturing Company, Ltd.	30,000	101,404
Toyo Kanetsu KK	16,000	31,689
Toyo Kohan Company, Ltd.	9,000	30,043
Toyo Securities Company, Ltd.	15,000	28,423
Toyo Tanso Company, Ltd.	1,700	48,024
Toyo Tire & Rubber Company, Ltd.	30,000	84,511
Toyo Wharf & Warehouse Company, Ltd.	1,000	1,630
Toyobo Company, Ltd.	120,064	159,210
Toyota Motor Corp.	500	19,193
Trancom Company, Ltd.	400	8,238
Transcosmos, Inc.	3,700	52,788
Trusco Nakayama Corp.	4,000	85,852
TS Tech Company, Ltd.	6,600	116,277
Tsi Holdings Company, Ltd.	13,805	74,406
Tsubakimoto Chain Company, Ltd.	19,000	105,392

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Tsudakoma Corp. (I)	9,000	$16,268
Tsugami Corp. (L)	7,000	58,382
Tsukishima Kikai Company, Ltd.	2,000	15,893
Tsukuba Bank, Ltd.	8,000	25,841
Tsukui Corp.	700	9,825
Tsuruha Holdings, Inc.	2,400	141,873
Tsurumi Manufacturing Company, Ltd.	3,000	23,148
Tsutsumi Jewelry Company, Ltd.	900	24,830
TV Asahi Corp.	4	5,512
U-Shin, Ltd.	6,300	36,362
Ube Material Industries, Ltd.	9,000	21,088
Uchida Yoko Company, Ltd.	11,000	31,330
ULVAC, Inc. (I)	7,400	39,342
Umenohana Company, Ltd.	2	4,416
Uniden Corp.	7,000	17,461
Union Tool Company, Ltd.	1,800	28,975
Unipres Corp.	4,300	118,110
United Arrows, Ltd.	2,400	59,692
Unitika, Ltd. (I)	51,000	26,643
Utoc Corp.	4,300	12,693
Valor Company, Ltd.	4,700	79,424
Vital KSK Holdings, Inc.	7,700	70,125
Wacom Company, Ltd.	51	101,790
Wakachiku Construction Company, Ltd. (I)	17,000	15,988
Warabeya Nichiyo Company, Ltd.	2,800	43,744
Watabe Wedding Corp.	800	7,205
WATAMI Company, Ltd.	3,600	71,813
Weathernews, Inc.	800	25,256
Wood One Company, Ltd.	2,000	6,422
Xebio Company, Ltd.	4,700	112,997
Yahagi Construction Company, Ltd.	4,000	17,038
Yaizu Suisankagaku Industry Company, Ltd.	1,700	15,200
Yamabiko Corp.	700	8,913
Yamagata Bank, Ltd.	29,000	115,867
Yamanashi Chuo Bank, Ltd.	25,255	94,465
Yamatane Corp.	13,000	17,076
Yamaya Corp.	1,000	17,543
Yamazawa Company, Ltd.	100	1,659
Yamazen Corp.	7,500	60,674
Yaoko Company, Ltd.	800	27,998
Yasuda Warehouse Company, Ltd.	2,600	15,782
Yellow Hat, Ltd.	2,600	43,914
Yodogawa Steel Works, Ltd.	20,825	74,922
Yokogawa Bridge Corp.	6,000	36,293
Yokohama Reito Company, Ltd.	7,800	55,605
Yokowo Company, Ltd.	2,800	14,649
Yomeishu Seizo Company, Ltd.	3,000	26,443
Yomiuri Land Company, Ltd.	5,000	15,211
Yondenko Corp.	1,000	3,913
Yonekyu Corp.	3,000	31,222
Yorozu Corp.	1,600	26,445
Yoshinoya D&C Company, Ltd.	69	88,480
Yuasa Funashoku Company, Ltd.	4,000	9,234
Yuasa Trading Company, Ltd.	24,000	40,346
Yukiguni Maitake Company, Ltd.	600	2,094
Yurtec Corp.	8,000	28,779
Yusen Logistics Company, Ltd.	4,000	55,808
Yushin Precision Equipment Company, Ltd.	1,400	29,245
Yushiro Chemical Industry Company, Ltd.	1,100	10,555
Zenrin Company, Ltd.	3,800	35,135
Zensho Company, Ltd.	11,700	152,020
Zeria Pharmaceutical Company, Ltd.	3,000	43,856
Zuken, Inc.	2,300	16,011

		47,954,296

91

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Jersey, C.I. - 0.2%
Atrium European Real Estate, Ltd.	23,324	$104,544
Centamin PLC (I)	123,822	125,431
Heritage Oil, Ltd. (I)	33,279	63,822

		293,797
Liechtenstein - 0.0%
Liechtensteinische Landesbank AG	198	8,050
Verwaltungs & Privat Bank AG	503	38,232

		46,282
Luxembourg - 0.2%
APERAM (L)	3,072	34,937
Elcoteq SE (I)	353	100
GAGFAH SA (I)	7,615	68,514
Oriflame Cosmetics SA	5,563	167,072
Regus PLC	84,777	116,889

		387,512
Malta - 0.1%
Unibet Group PLC	4,781	122,164
Monaco - 0.0%
Societe des Bains de Mer & du Cercle des
Etrangers a Monaco SA	930	40,545
Netherlands - 1.9%
Aalberts Industries NV	15,972	258,504
Accell Group	1,618	28,215
AMG Advanced Metallurgical Group NV (I)(L)	7,469	59,802
Amsterdam Commodities NV	2,313	36,266
Arcadis NV (L)	8,835	184,538
ASM International NV	7,145	243,910
BE Semiconductor Industries NV	9,793	67,228
Beter Bed Holding NV	2,845	50,850
BinckBank NV	9,514	72,021
Brunel International NV	2,644	107,327
Crown Van Gelder NV (I)	152	913
CSM NV	12,446	207,267
Delta Lloyd NV	9,116	113,535
Docdata NV	350	4,666
Dockwise, Ltd. (I)	324	6,040
Exact Holdings NV	2,795	59,718
Fornix Biosciences NV	1,231	989
Funcom NV (I)	5,315	14,635
Grontmij NV (I)(L)	8,838	24,670
Heijmans NV	1,074	7,368
Hunter Douglas NV	240	9,839
Imtech NV (L)	11,549	299,607
Kardan Nvkardan NV (I)	3,426	1,994
KAS Bank NV	2,111	18,278
Kendrion NV	1,403	30,015
Koninklijke BAM Groep NV	50,537	128,203
Koninklijke Ten Cate NV	5,386	128,793
Koninklijke Wessanen NV	11,887	29,316
LBI International NV (I)	6,140	19,465
Macintosh Retail Group NV	3,311	38,849
Mediq NV (L)	11,069	130,031
Nederlandsche Apparatenfabriek NEDAP NV	441	12,056
Nutreco Holding NV	5,997	393,572
Ordina NV (I)	4,821	5,337
PostNL NV	61,762	209,337
SBM Offshore NV (I)	13,516	177,717
Sligro Food Group NV	4,162	110,654
SNS REAAL NV (I)(L)	28,136	39,874
Telegraaf Media Groep NV (L)	2,755	30,684
TKH Group NV	4,964	109,513
TomTom NV (I)(L)	21,268	85,770

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Netherlands (continued)
Unit 4 Agresso NV	4,775	$116,694
USG People NV	12,637	87,240

		3,761,300
New Zealand - 0.8%
Air New Zealand, Ltd.	34,980	22,945
Ebos Group, Ltd.	3,312	18,969
Fisher & Paykel Appliances Holdings, Ltd. (I)	54,056	22,406
Fisher & Paykel Healthcare Corp.	95,767	147,898
Freightways, Ltd.	20,808	59,903
Hallenstein Glasson Holdings, Ltd.	6,230	19,629
Infratil, Ltd.	111,284	172,879
Mainfreight, Ltd.	7,607	56,445
New Zealand Exchange, Ltd.	17,438	16,417
New Zealand Oil & Gas, Ltd.	43,598	24,317
New Zealand Refining Company, Ltd.	20,150	39,454
Nuplex Industries, Ltd.	22,627	37,516
PGG Wrightson, Ltd. (I)	18,780	4,668
Pike River Coal Company, Ltd. (I)	57,122	0
Port of Tauranga, Ltd.	15,938	133,685
Pumpkin Patch, Ltd. (I)	30,500	20,227
Rakon, Ltd. (I)	10,503	4,027
Restaurant Brands New Zealand Ltd.	14,973	24,005
Ryman Healthcare, Ltd.	37,190	93,908
Sanford, Ltd.	6,681	19,636
Sky Network Television, Ltd.	33,191	123,760
SKYCITY Entertainment Group, Ltd.	110,681	296,942
Steel & Tube Holdings, Ltd.	7,400	12,156
Tower, Ltd.	43,309	51,800
TrustPower, Ltd.	1,000	5,765
Vector, Ltd.	45,726	92,646
Warehouse Group, Ltd.	16,872	32,019

		1,554,022
Norway - 0.9%
ABG Sundal Collier Holding ASA (L)	41,044	25,167
Acta Holding ASA (I)	30,000	5,884
Algeta ASA (I)	1,668	39,944
Atea ASA	10,367	98,358
Birdstep Technology ASA (I)	6,000	1,453
Bonheur ASA	488	8,813
BW Offshore, Ltd.	58,362	65,344
BWG Homes ASA (I)	12,281	22,715
Camillo Eitzen & Company ASA (I)	580	194
Cermaq ASA (I)	7,593	79,944
Clavis Pharma ASA (I)	3,090	26,805
Det Norske Oljeselskap ASA (I)	272	3,596
DNO International ASA (I)	5	6
DOF ASA (I)	6,333	33,945
EDB Business Partner ASA	7,241	11,318
Eitzen Chemical ASA (I)	8,000	66
Ekornes ASA	3,813	58,005
Electromagnetic GeoServices ASA (I)	25,871	57,350
Eltek ASA (I)	31,844	18,154
Farstad Shipping ASA	4,400	109,617
Ganger Rolf ASA	1,779	30,420
Hurtigruten ASA (I)	1,481	894
Kongsberg Automotive Holding ASA (I)	59,856	15,655
Kvaerner ASA	20,207	42,603
Leroy Seafood Group ASA	1,839	24,781
Nordic Semiconductor ASA (I)(L)	28,917	92,743
Norse Energy Corp. ASA (I)	4,288	991
Norske Skogindustrier ASA (I)(L)	24,491	13,862
Norwegian Air Shuttle ASA (I)	5,230	75,970
Norwegian Energy Company AS (I)	26,350	25,487

92

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Norway (continued)
Odfjell ASA	6,307	$34,143
Opera Software ASA	11,141	72,478
Panoro Energy ASA (I)	4,287	2,732
PhotoCure ASA (I)	1,408	9,234
Pronova Biopharma AS	23,972	39,180
Q-Free ASA (I)	7,500	26,187
Salmar ASA (I)	485	2,304
Scana Industrier ASA (I)	26,408	7,002
Sevan Marine ASA (I)	1,456	2,755
Siem Offshore, Inc. (I)	20,762	34,816
Solstad Offshore ASA	3,000	47,310
Sparebanken Midt-Norge ASA (L)	17,846	85,276
STX OSV Holdings, Ltd.	33,000	36,816
Tomra Systems ASA	25,129	175,059
TTS Group ASA (I)	3,803	10,365
Veidekke ASA	14,364	105,121
Wilh Wilhelmsen Holding ASA, Class A	4,200	107,801

		1,788,663
Peru - 0.0%
Copeinca ASA	9,320	59,727
Portugal - 0.3%
Altri SGPS SA	18,174	22,028
Banco BPI SA (I)(L)	43,354	19,904
Banco Comercial Portugues SA (I)	21,486	2,715
Banco Espirito Santo SA (I)(L)	133,628	76,184
BANIF SGPS SA (I)	4,673	641
Brisa Auto Estrada SA (I)	33,237	104,920
Impresa SGPS SA (I)	13,622	5,513
Investimentos Participacoes e Gestao SA (I)	31,635	4,701
Mota Engil SGPS SA	9,080	11,540
Novabase SGPS SA	2,054	5,085
Pararede SGPS SA (I)	10,834	1,481
Portucel - Empresa Produtora de Pasta
e Papel SA (L)	30,403	63,154
Redes Energeticas Nacionais SA	27,282	66,983
Semapa-Sociedade de Investimento & Gestao	11,694	72,751
Sonae (L)	146,599	69,116
Sonae Industria SGPS SA (I)	4,886	2,418
Sonaecom - SGPS SA	14,441	20,458
Teixeira Duarte SA (I)	37,298	9,241
Zon Multimedia SA	24,934	65,081

		623,914
Russia - 0.0%
Alliance Oil Company, Ltd., ADR (I)	1,596	13,670
Exillon Energy PLC (I)	781	1,175

		14,845
Singapore - 1.3%
Amtek Engineering, Ltd.	19,000	9,408
Ausgroup, Ltd.	55,000	14,238
Baker Technology, Ltd.	101,000	25,606
Banyan Tree Holdings, Ltd. (I)	78,000	31,999
Bonvests Holdings, Ltd.	36,400	25,884
Boustead Singapore, Ltd.	29,000	20,002
Bukit Sembawang Estates, Ltd.	20,000	71,579
Cape PLC	7,857	29,481
Cerebos Pacific, Ltd.	18,000	71,118
CH Offshore, Ltd.	50,000	16,255
China Aviation Oil Singapore Corp., Ltd.	60,000	43,181
China Merchants Holdings Pacific, Ltd.	41,000	20,653
Chip Eng Seng Corp., Ltd.	63,000	19,276
Chuan Hup Holdings, Ltd.	78,000	13,003
Creative Technology, Ltd.	7,050	20,164

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Singapore (continued)
CSE Global, Ltd.	81,000	$51,344
CWT, Ltd.	31,000	27,570
Ezion Holdings, Ltd.	81,000	47,192
Ezra Holdings, Ltd. (I)	100,800	74,005
Falcon Energy Group, Ltd. (I)	32,000	5,059
First Resources, Ltd.	61,000	78,636
FJ Benjamin Holdings, Ltd.	5,000	1,239
Food Empire Holdings, Ltd.	43,800	12,548
Fragrance Group, Ltd.	100,000	35,902
Gallant Venture, Ltd. (I)	111,000	23,989
GMG Global, Ltd.	301,000	28,170
Goodpack, Ltd.	47,000	59,857
GuocoLeisure, Ltd.	69,000	29,636
Guthrie GTS, Ltd.	48,000	19,615
Healthway Medical Corp, Ltd. (I)	336,375	20,273
Hi-P International, Ltd.	13,000	7,045
Ho Bee Investment, Ltd.	71,000	61,625
Hong Fok Corp., Ltd. (I)	47,760	15,700
Hong Leong Asia, Ltd.	16,000	19,680
Hotel Properties, Ltd.	27,100	39,579
HTL International Holdings, Ltd.	24,000	5,948
Hwa Hong Corp., Ltd.	55,000	15,338
Hyflux, Ltd. (L)	81,000	79,222
Indofood Agri Resources, Ltd.	77,000	73,878
Innotek, Ltd.	16,000	5,015
Jaya Holdings, Ltd. (I)	57,000	27,123
K-Green Trust	12,000	9,117
Keppel Telecommunications
& Transportation, Ltd.	15,000	12,488
LC Development, Ltd.	68,000	7,466
Lian Beng Group, Ltd.	26,000	7,342
Liongold Corp., Ltd. (I)	42,000	32,695
Manhattan Resources, Ltd. (I)	34,000	20,370
Mercator Lines Singapore, Ltd. (I)	70,000	6,718
Metro Holdings, Ltd.	53,600	32,174
MFS Technology, Ltd. (I)	56,000	3,824
Midas Holdings, Ltd.	104,000	24,833
MobileOne, Ltd.	53,000	100,745
NatSteel, Ltd.	29,000	29,006
Oceanus Group, Ltd. (I)	142,000	6,701
Orchard Parade Holdings, Ltd.	18,000	22,980
Osim International, Ltd.	44,000	41,047
Otto Marine, Ltd. (I)	223,500	15,535
Pan Pacific Hotels Group, Ltd.	30,000	40,160
Petra Foods, Ltd.	46,000	81,204
QAF, Ltd.	18,000	9,339
Raffles Education Corp., Ltd. (I)	131,028	39,004
Raffles Medical Group, Ltd.	27,326	49,360
Rotary Engineering, Ltd.	37,000	14,455
S I2I, Ltd. (I)	316,000	7,585
SBS Transit, Ltd.	20,500	24,557
SC Global Developments, Ltd.	34,000	25,951
Sim Lian Group, Ltd.	69,447	31,984
Sinarmas Land, Ltd.	280,000	64,884
Singapore Post, Ltd.	32,784	25,934
Singapore Reinsurance Corp., Ltd.	47,000	8,389
Stamford Land Corp., Ltd.	100,000	43,342
Super Coffeemix Manufacturing, Ltd.	35,000	53,768
Swiber Holdings, Ltd. (I)	83,000	34,190
Tat Hong Holdings, Ltd.	28,000	22,336
Technics Oil & Gas, Ltd.	25,000	17,244
Tiger Airways Holdings Ltd. (I)	64,500	33,347
Tiong Woon Corp. Holding, Ltd.	12,000	2,221
Tuan Sing Holdings, Ltd.	104,000	21,218
UMS Holdings, Ltd.	19,000	5,857

93

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Singapore (continued)
United Engineers, Ltd.	29,000	$47,836
United Envirotech, Ltd.	22,000	5,771
UOB-Kay Hian Holdings, Ltd.	37,000	45,623
Venture Corp., Ltd.	5,000	30,899
WBL Corp., Ltd.	14,000	34,955
Wing Tai Holdings, Ltd.	95,300	95,252
XP Power, Ltd.	1,539	28,910
Yongnam Holdings, Ltd.	168,000	29,170

		2,644,821
South Africa - 0.0%
First Uranium Corp. (I)	25,500	1,728
Great Basin Gold, Ltd. (I)	41,400	23,248

		24,976
Spain - 1.6%
Abengoa SA (I)	6,092	68,907
Acerinox SA	14,512	144,838
Adolfo Dominguez SA (I)	1,580	6,566
Amper SA (I)	2,862	6,907
Antena 3 de Television SA (I)(L)	10,592	38,795
Azkoyen SA (I)	2,428	4,367
Banco de Sabadell SA (L)	6,964	11,429
Banco Espanol De Credito SA	1,383	4,321
Banco Popular Espanol SA (L)	16,169	32,815
Bankinter SA (L)	40,148	123,384
Baron de Ley SA (I)	517	23,642
Bolsas y Mercados Espanoles SA	8,689	150,471
Caja de Ahorros del Mediterraneo (I)	1,684	208
Campofrio Alimentacion SA	2,513	17,956
Cementos Portland Valderrivas SA (I)	1,810	8,261
Cie Automotive SA	899	6,100
Codere SA (I)	2,376	12,816
Construcciones & Auxiliar de Ferrocarriles SA	318	140,024
Corporacion Dermoestetica SA (I)	898	385
Deoleo SA (I)	13,721	5,357
Duro Felguera SA (I)	8,082	44,494
Ebro Foods SA	14,515	232,729
Elecnor SA	5,244	60,237
Ercros SA (I)	14,570	7,211
Faes Farma SA	30,271	43,466
Fluidra SA	1,792	4,375
Fomento de Construcciones y Contratas SA (L)	1,507	19,008
Gamesa Corporacion Tecnologica SA (L)	21,578	39,840
General de Alquiler de Maquinaria (I)	5,197	3,033
Grifols SA (I)	7,458	169,641
Grupo Catalana Occidente SA (I)	7,194	84,801
Grupo Empresarial Ence SA	30,237	51,160
Grupo Ezentis SA (I)	25,467	4,150
Grupo Tavex SA (I)	8,440	3,116
Iberpapel Gestion SA (I)	1,271	19,988
Indra Sistemas SA	14,890	134,339
La Seda de Barcelona SA (I)(L)	8,595	6,954
Laboratorios Almirall SA (I)	6,666	46,714
Laboratorios Farmaceuticos Rovi SA	91	532
Mediaset Espana Comunicacion SA	27,791	118,157
Melia Hotels International SA	10,504	48,571
Miquel y Costas SA	1,437	36,583
Natraceutical SA (I)	22,388	2,851
NH Hoteles SA (I)	15,839	34,192
Obrascon Huarte Lain SA	6,820	128,876
Papeles y Cartones de Europa SA (I)	5,661	15,061
Pescanova SA	1,459	37,628
Prim SA	1,511	5,647
Promotora de Informaciones SA (I)	20,528	7,384

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Spain (continued)
Prosegur Cia de Seguridad SA (I)	2,960	$143,425
Realia Business SA (I)	2,646	1,703
Sacyr Vallehermoso SA (I)	2,207	3,433
Service Point Solutions SA (I)	39,748	5,331
Sociedad Nacional de Industrias Apicaciones
Celulosa Espanol SA (I)	11,792	8,300
Tecnicas Reunidas SA	4,362	157,117
Telecomunicaciones y Energia (I)	4,417	8,256
Tubacex SA (I)	16,668	32,059
Tubos Reunidos SA (I)	20,954	39,602
Unipapel SA	290	3,394
Urbas Proyectos Urbanisticos SA (I)	10,449	179
Vidrala SA (I)	2,621	61,639
Viscofan SA	7,252	294,104
Vocento SA (I)	6,333	15,558
Vueling Airlines SA (I)	2,475	13,899
Zeltia SA (I)	28,348	38,949

		3,045,235
Sweden - 3.4%
AarhusKarlshamn AB	4,185	129,604
Acando AB	15,025	28,782
Active Biotech AB (I)	6,544	39,724
AddTech AB	3,413	83,552
AF AB	5,314	99,704
Atrium Ljungberg AB, B Shares	1,690	18,793
Avanza Bank Holding AB	3,567	67,492
Axfood AB	4,116	129,274
Axis Communications AB	6,543	135,497
BE Group AB	7,384	20,652
Beijer Alma AB	3,135	50,804
Beijer Electronics AB	1,655	13,850
Bergman & Beving AB	3,668	31,162
Betsson AB (I)	4,726	142,048
Betsson AB-RED, B Shares (I)	4,726	6,115
Bilia AB	4,374	57,409
Billerud AB	18,984	146,272
BioGaia AB	2,335	51,298
BioInvent International AB (I)	4,564	8,656
Bjoern Borg AB (I)	3,904	20,152
Bure Equity AB	11,904	35,868
Byggmax Group AB	4,949	25,021
Castellum AB	26,525	298,630
CDON Group AB (I)	9,985	59,885
Clas Ohlson AB	6,833	93,998
Cloetta AB (I)	5,464	11,582
Concordia Maritime AB	748	1,150
Connecta AB	1,023	8,169
Diamyd Medical AB (I)	1,643	2,204
Duni AB	1,644	12,011
East Capital Explorer AB	1,176	7,548
Enea AB (I)	2,038	9,623
Eniro AB (I)(L)	14,394	18,743
Fabege AB	24,283	177,051
Fagerhult AB	600	16,282
Fastighets AB Balder - B Shares (I)	14,300	61,568
G & L Beijer AB	4,000	63,369
Gunnebo AB	11,783	43,490
Hakon Invest AB	8,721	121,625
Haldex AB	13,150	61,588
Hexpol AB	3,834	133,243
HIQ International AB (I)	11,419	56,173
Hoganas AB	4,646	148,878
Holmen AB, Series B	9,617	246,733
HQ AB (I)	4,715	683

94

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sweden (continued)
Hufvudstaden AB, Class A (L)	3,446	$34,910
Husqvarna AB, B Shares	37,190	173,521
Husqvarna AB, Series A	1,432	6,640
Industrial & Financial Systems AB	3,313	47,562
Indutrade AB	2,469	62,537
Intrum Justitia AB	10,132	141,803
JM AB (L)	14,111	241,175
KappAhl Holding AB (I)	6,786	4,903
Klovern AB	7,293	23,805
KNOW IT AB	3,046	25,215
Kungsleden AB	25,788	140,702
Lagercrantz AB	4,000	32,039
Lindab International AB	12,536	78,101
Loomis AB	12,647	144,708
Meda AB	7,156	68,663
Medivir AB (I)	2,195	18,220
Mekonomen AB	3,500	97,806
Micronic Laser Systems AB (I)	11,550	22,914
NCC AB, A Shares	839	14,118
NCC AB, B Shares	13,865	233,234
Net Entertainment NE AB (I)	5,356	48,828
Net Insight AB (I)	50,000	10,907
New Wave Group AB	8,378	29,428
Nibe Industrier AB	13,279	183,176
Nobia AB (I)	26,454	86,049
Nolato AB	3,557	32,188
Nordnet AB	16,938	47,919
Northland Resources SA (I)	9,900	9,873
OEM International AB	8,427	78,016
PA Resources AB (I)	78,665	14,280
Peab AB	24,722	112,715
Pricer AB (L)	13,696	18,489
Proact IT Group AB	930	15,598
Proffice AB	10,000	32,508
Raysearch Laboratories AB (I)	1,254	3,627
Readsoft AB	578	1,672
Rezidor Hotel Group AB (I)	13,763	43,607
RNB Retail & Brands AB (I)	17,418	6,152
Saab AB	5,889	91,432
Sandvik AB	1,698	21,312
SAS AB (I)(L)	37,797	30,969
Sectra AB (I)	421	2,460
Securitas AB, Series B	2,240	16,401
Semcon AB (I)	1,983	12,211
Sensys Traffic AB (I)	50,268	1,736
SkiStar AB	4,288	44,558
SSAB AB, Series A	26,275	203,217
SSAB AB, Series B	8,396	56,022
Studsvik AB	1,200	6,506
Sweco AB	5,913	55,719
Swedish Orphan Biovitrum AB (I)	23,793	76,493
Swedol AB	662	2,654
Systemair AB	141	1,498
TradeDoubler AB	7,620	19,363
Trelleborg AB, Series B	38,425	376,877
Vitrolife AB	1,819	12,548
Wallenstam AB	9,941	86,910
Wihlborgs Fastigheter AB	11,188	146,029

		6,648,478
Switzerland - 5.3%
Acino Holding AG (I)	543	61,946
Advanced Digital Broadcast Holdings SA (I)	310	3,119
Affichage Holding AG	68	11,576
AFG Arbonia-Forster Holding AG (I)	1,890	33,126

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
Allreal Holding AG (I)	1,383	$195,273
ALSO-Actebis Holding AG (I)	779	32,665
Aryzta AG (I)	12,491	564,985
Ascom Holding AG (I)	3,992	34,142
Autoneum Holding AG (I)	353	15,447
Bachem Holding AG (I)	525	19,459
Bank Coop AG (I)	2,190	135,050
Bank Sarasin & Compagnie AG (I)	5,747	153,532
Banque Cantonale de Geneve	109	22,065
Banque Privee Edmond de Rothschild SA	1	23,131
Basilea Pharmaceutica (I)	1,099	46,800
Belimo Holding AG	69	123,581
Bell Holding AG	23	42,657
Bellevue Group AG	887	9,086
Berner Kantonalbank	535	137,599
BKW SA	443	14,646
Bobst Group AG (I)	1,425	37,137
Bossard Holding AG	697	86,311
Bucher Industries AG	854	141,672
Burckhardt Compression Holding AG	443	101,038
Burkhalter Holding AG (I)	115	32,559
Centralschweizerische Kraftwerke AG	276	93,701
Charles Voegele Holding AG (I)	1,112	16,445
Cie Financiere Tradition SA (I)	106	6,737
Clariant AG (I)	33,752	345,743
Conzzeta Holding AG	69	133,395
Daetwyler Holding AG	806	58,056
Dufry Group AG (I)	2,828	322,182
EFG International (I)	8,296	58,552
Emmi AG (I)	559	104,161
EMS-Chemie Holding AG	806	144,889
Energiedienst Holding AG (I)	1,013	47,777
Etrion Corp. (I)	2,686	880
Ferrexpo PLC	30,116	92,151
Flughafen Zuerich AG	560	187,210
Forbo Holding AG (I)	152	98,589
Galenica Holding AG (L)	578	346,542
GAM Holding, Ltd. (I)	26,823	282,432
Gategroup Holding AG (I)	4,140	104,072
Georg Fischer AG (I)	591	208,135
Gurit Heberlein AG (I)	77	35,741
Helvetia Patria Holding AG	752	210,152
Highlight Communications AG (I)	3,263	13,924
Huber & Suhner AG	278	10,762
Implenia AG (I)	1,741	53,105
Inficon Holding AG (I)	243	47,481
Informa PLC	91,446	482,632
Interroll Holding AG (I)	71	22,655
Intershop Holdings	129	43,413
Jungfraubahn Holding AG	63	3,828
Kaba Holding AG	353	120,610
Kardex AG (I)	810	13,849
Komax Holding AG (I)	458	37,229
Kudelski SA (I)	4,963	38,178
Kuoni Reisen Holding AG (I)	487	141,751
LEM Holding SA	295	142,752
LifeWatch AG (I)	1,457	11,995
Logitech International SA (I)(L)	26,205	266,805
Lonza Group AG (I)	6,129	218,620
Luzerner Kantonalbank AG	300	98,734
Medisize Holding AG (I)	524	14,125
Metall Zug AG (I)	24	91,434
Meyer Burger Technology AG (I)(L)	5,680	90,085
Micronas Semiconductor Holding AG (I)	4,496	40,911
Mobilezone Holding AG	5,131	48,549

95

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
Mobimo Holding AG (I)	772	$173,854
Myriad Group AG (I)	2,864	10,942
Nobel Biocare Holding AG (I)	22,850	241,281
Orascom Development Holding AG (I)	169	2,622
Orell Fuessli Holding AG	223	22,248
Orior AG (I)	516	25,477
Panalpina Welttransport Holding AG (L)	1,831	174,644
Phoenix Mecano AG	109	50,128
Precious Woods Holding AG (I)	327	2,183
PSP Swiss Property AG (I)	67	5,667
PubliGroupe SA	276	40,497
Rieter Holding AG (I)	353	50,518
Romande Energie Holding SA	43	51,698
Schaffner Holding AG (I)	90	20,780
Schmolz + Bickenbach AG (I)	3,596	18,358
Schweiter Technologies AG (I)	156	78,238
Schweizerische National-Versicherungs-
Gesellschaft AG	1,727	58,691
Siegfried Holding AG (I)	396	42,646
St. Galler Kantonalbank	295	100,509
Straumann Holding AG	760	117,270
Sulzer AG	1,563	187,074
Swiss Life Holding (I)	3,970	319,898
Swisslog Holding AG (I)	60,097	57,016
Swissquote Group Holding SA (I)	1,018	27,832
Tamedia AG (I)	558	58,297
Tecan Group AG (I)	1,824	118,740
Temenos Group AG (I)	9,132	147,298
Tornos SA (I)	2,185	19,437
U-Blox AG (I)	973	40,826
Unaxis Holding AG (I)	20,721	173,551
Valiant Holding AG (I)	1,904	208,958
Valora Holding AG	536	93,061
Vaudoise Assurances Holding SA	211	59,034
Vetropack Holding AG	6	10,502
Von Roll Holding AG (I)	2,046	4,613
Vontobel Holding AG	4,837	99,140
VZ Holding AG	879	84,600
Walliser Kantonalbank	4	3,517
WMH Walter Meier AG	120	26,970
Ypsomed Holding AG (I)	908	49,409
Zehnder Group AG	1,584	102,528
Zueblin Immobilien Holding AG (I)	7,460	24,570
Zuger Kantonalbank	20	103,233

		10,337,926
United Arab Emirates - 0.0%
Lamprell PLC	30,019	46,949
United Kingdom - 19.2%
4imprint Group PLC	2,442	10,400
A.G.Barr PLC (L)	13,650	74,605
Aberdeen Asset Management PLC	111,289	417,115
AEA Technology Group PLC (I)	18,852	62
Aegis Group PLC	140,521	353,226
Afren PLC (I)	163,477	292,881
African Barrick Gold, Ltd.	1,597	8,142
Aga Rangemaster Group PLC	16,809	19,198
Alphameric PLC (I)	17,049	5,071
Amlin PLC	72,534	355,849
Anglo Pacific Group PLC	13,955	50,496
Anglo-Eastern Plantations PLC	3,005	35,967
Anite PLC	44,842	81,404
Antisoma PLC (I)	100,552	2,751
Ashmore Group PLC	39,301	206,545
Ashtead Group PLC	90,322	322,642

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Assura Group, Ltd.	39,777	$17,944
Aveva Group PLC	9,588	246,403
Avon Rubber PLC	714	3,268
AZ Electronic Materials SA	3,751	17,435
Babcock International Group PLC	44,656	585,397
Balfour Beatty PLC	108,498	455,487
Barratt Developments PLC (I)	148,657	276,470
BBA Aviation PLC	71,744	214,934
Bellway PLC	21,765	232,402
Berkeley Group Holdings PLC (I)	19,958	385,560
Betfair Group PLC	9,867	109,228
Bloomsbury Publishing PLC	9,864	17,436
Bodycote PLC	38,333	225,358
Booker Group PLC	196,941	272,269
Bovis Homes Group PLC	27,673	176,673
Braemar Seascope Group PLC	1,189	5,756
Brammer PLC (I)	11,804	52,185
Brewin Dolphin Holdings PLC (I)	48,352	105,037
British Polythene Industries PLC (I)	4,400	22,892
Britvic PLC	40,254	205,848
BTG PLC (I)	44,065	262,976
Bunzl PLC	1,182	18,645
Cable & Wireless Communications PLC	420,071	177,677
Cairn Energy PLC (I)	19,424	85,779
Capital & Counties Properties PLC	5,753	17,215
Capital & Regional PLC (I)	10,673	4,294
Carclo PLC	4,756	26,492
Carillion PLC	68,444	275,937
Carpetright PLC (I)	6,037	59,682
Carr’s Milling Industries PLC	268	3,484
Castings PLC (I)	6,764	29,473
Centaur Media PLC	19,732	10,343
Charles Stanley Group PLC (I)	5,789	22,842
Charles Taylor Consulting PLC	5,241	11,807
Chemring Group PLC	25,908	128,250
Chesnara PLC	17,735	43,940
Chime Communications PLC	5,000	12,635
Cineworld Group PLC	15,103	50,493
Clarkson PLC	1,147	22,915
Clinton Cards PLC (I)	33,476	3,612
Close Brothers Group PLC	23,019	245,704
Cobham PLC	133,412	459,934
Colt Telecom Group SA (I)	49,205	88,472
Communisis PLC	19,820	8,926
Computacenter PLC	16,413	92,509
Concentric AB	13,150	100,770
Consort Medical PLC	7,040	63,603
Cookson Group PLC	44,333	428,684
Corin Group PLC	4,201	2,982
Costain Group PLC	4,761	14,234
Cranswick PLC	8,161	99,768
Creston PLC	10,587	9,090
Croda International PLC	18,931	654,340
CSR PLC	36,205	116,685
D.S. Smith PLC	147,005	324,792
Daily Mail & General Trust PLC	42,386	248,656
Dairy Crest Group PLC	21,687	105,230
Davis Service Group PLC	28,573	208,818
De La Rue PLC	17,199	265,650
Debenhams PLC	199,232	237,985
Dechra Pharmaceuticals PLC	7,913	57,861
Development Securities PLC	19,418	37,160
Devro PLC	30,326	144,026
Dialight PLC	3,938	63,287
Dicom Group PLC (I)	10,375	41,789

96

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Dignity PLC	8,727	$114,569
Diploma PLC	20,627	141,409
Dixons Retail PLC (I)(L)	681,754	150,517
Domino Printing Sciences PLC (I)	18,799	162,384
Domino’s Pizza UK & IRL PLC	16,228	120,694
Drax Group PLC	58,710	495,774
Dunelm Group PLC	7,009	53,152
E2V Technologies PLC	7,270	15,806
EasyJet PLC	32,001	249,021
Electrocomponents PLC	69,320	217,570
Elementis PLC	66,386	207,201
Enquest PLC (I)	89,696	168,731
Enterprise Inns PLC (I)	62,657	63,073
Euromoney Institutional Investor PLC	4,774	59,023
F&C Asset Management PLC	80,142	88,986
Fenner PLC	32,177	187,237
Fiberweb PLC	1,537	1,398
Fidessa Group PLC	5,943	141,789
Filtrona PLC	32,132	222,746
Findel PLC (I)	37,373	1,960
FirstGroup PLC	75,809	246,627
French Connection Group PLC	23,030	8,170
Fuller Smith & Turner PLC	8,112	89,809
Future PLC	44,714	8,819
Galliford Try PLC	10,310	95,970
Gem Diamonds, Ltd. (I)	12,136	38,362
Genus PLC	8,891	174,489
Go-Ahead Group PLC	5,381	92,028
Greene King PLC	35,161	266,030
Greggs PLC	15,766	122,477
Halfords Group PLC	37,955	141,931
Halma PLC	59,276	358,725
Hardy Oil & Gas PLC (I)	7,986	15,269
Hargreaves Lansdown PLC	27,922	207,643
Hays PLC	220,469	246,914
Headlam Group PLC (I)	14,115	61,604
Helical Bar PLC	15,093	39,564
Helphire PLC (I)	51,338	1,204
Henderson Group PLC	157,191	240,129
Henry Boot PLC	14,125	29,001
Hikma Pharmaceuticals PLC	20,715	206,604
Hill & Smith Holdings PLC (I)	14,323	73,342
Hilton Food Group, Ltd.	1,897	7,804
HMV Group PLC (I)	39,707	2,093
Hochschild Mining PLC	26,736	179,045
Hogg Robinson Group PLC	39,788	38,606
Home Retail Group PLC (L)	134,021	162,299
Homeserve PLC	42,363	90,846
Howden Joinery Group PLC	112,844	204,201
Hunting PLC	19,351	250,411
Huntsworth PLC	22,389	13,834
Hyder Consulting PLC	1,002	5,235
ICAP PLC	31,959	167,851
IG Group Holdings PLC	53,974	361,234
Imagination Technologies Group PLC (I)	42,827	325,682
Inchcape PLC	69,222	335,132
Inmarsat PLC	56,723	376,382
Innovation Group PLC (I)	121,972	38,132
Intermediate Capital Group PLC	51,098	195,648
International Personal Finance PLC	25,827	89,694
Interserve PLC	24,037	110,857
Invensys PLC	107,649	364,157
Investec PLC	5,058	26,054
IP Group PLC (I)	31,873	67,219
ITE Group PLC (I)	42,551	125,325

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
J.D. Wetherspoon PLC	12,871	$77,076
James Fisher & Sons PLC (I)	4,903	41,493
Jardine Lloyd Thompson Group PLC	17,476	183,824
Jazztel PLC (I)	30,526	168,477
JD Sports Fashion PLC	2,061	21,678
JKX Oil & Gas PLC (I)	17,585	28,056
John Menzies PLC	7,960	73,155
John Wood Group PLC	43,225	469,244
Johnston Press PLC (I)	131,792	14,376
Jupiter Fund Management PLC	22,904	73,265
Kcom Group PLC	106,757	111,117
Keller Group PLC	6,834	42,072
Kesa Electricals PLC	64,912	49,083
Kier Group PLC (I)	5,859	105,917
Ladbrokes PLC	133,887	351,634
Laird PLC	42,784	124,969
Laura Ashley Holdings PLC	68,094	23,291
Lavendon Group PLC (I)	17,498	27,053
Liontrust Asset Management PLC (I)	5,127	7,657
Logica PLC	166,512	284,905
London Stock Exchange Group PLC	22,726	352,462
Lonmin PLC, ADR (L)	3,424	37,432
Lookers PLC	35,795	31,711
LSL Property Services PLC	7,930	26,249
Management Consulting Group PLC	85,894	38,092
Manganese Bronze Holdings PLC (I)	3,263	1,254
Marshalls PLC	29,028	37,639
Marston’s PLC	90,435	137,476
McBride PLC (I)	24,864	43,695
Mears Group PLC (I)	11,830	47,016
Mecom Group PLC	10,230	22,750
Meggitt PLC	79,020	460,039
Melrose PLC	62,427	410,123
Melrose Resources PLC	4,954	7,180
Michael Page International PLC	49,381	272,551
Micro Focus International PLC	23,347	161,104
Millennium & Copthorne Hotels PLC (I)	26,060	187,854
Misys PLC (I)	48,808	263,054
Mitchells & Butlers PLC (I)	37,343	130,383
Mitie Group PLC	55,517	245,096
Mondi PLC	18,010	141,452
Moneysupermarket.com Group PLC	42,578	76,135
Morgan Crucible Company PLC	43,135	186,489
Morgan Sindall PLC	5,441	55,154
Mothercare PLC	9,403	32,035
Mouchel Parkman PLC (I)	10,894	921
MWB Group Holdings PLC (I)	15,166	907
N. Brown Group PLC	24,375	86,419
National Express Group PLC	65,938	192,016
NCC Group, Ltd.	1,121	13,222
Northgate PLC (I)	6,864	18,521
Novae Group PLC	7,625	41,975
Ocado Group PLC (I)(L)	37,147	57,709
Optos PLC (I)	3,437	10,331
Oxford Biomedica PLC (I)	110,000	4,614
Oxford Instruments PLC	8,791	156,884
Pace PLC	30,754	43,486
PayPoint PLC	8,211	77,759
Pendragon PLC (I)	119,021	26,622
Pennon Group PLC	32,762	370,902
Persimmon PLC	54,373	477,028
Petropavlovsk PLC	24,400	139,153
Phoenix IT Group, Ltd.	9,852	28,088
Photo-Me International PLC (I)	22,753	14,625
Premier Farnell PLC	67,412	165,939

97

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Premier Foods PLC (I)(L)	32,753	$55,711
Premier Oil PLC (I)	74,389	391,965
Provident Financial PLC	19,013	319,690
Psion PLC	11,459	9,986
Puma Brandenburg, Ltd., A Shares (I)	82,607	7,639
Puma Brandenburg, Ltd., B Shares (I)	82,607	3,183
Punch Taverns PLC (I)	73,594	9,412
PV Crystalox Solar PLC (I)	29,561	3,326
PZ Cussons PLC	25,527	127,178
Qinetiq PLC	104,958	249,513
Quintain Estates & Development PLC (I)	161,428	84,836
R.E.A. Holdings PLC (I)	2,127	15,577
Rathbone Brothers PLC	4,711	90,838
Redrow PLC (I)	43,106	73,251
Renishaw PLC	3,900	86,578
Renold PLC (I)	17,236	8,914
Rentokil Initial PLC	282,202	329,180
Restaurant Group PLC	34,444	149,090
Ricardo PLC	9,643	47,269
Rightmove PLC	14,759	333,808
RM PLC (I)	13,737	15,835
Robert Walters PLC	8,872	27,979
Rotork PLC	13,424	420,190
RPC Group PLC	28,589	170,492
RPS Group PLC	37,575	120,291
Safestore Holdings, Ltd.	7,627	13,417
Salamander Energy PLC (I)	28,086	71,121
Savills PLC	21,857	107,131
SDL PLC	14,816	144,018
Senior PLC	69,550	215,509
Severfield Rowen PLC	8,148	21,993
Shanks Group PLC	57,825	71,930
Shore Capital Group PLC (I)	82,607	21,664
SIG PLC	91,472	119,522
Smiths News PLC	48,831	72,170
Soco International PLC (I)	32,261	140,314
Southern Cross Healthcare, Ltd. (I)	18,768	1,808
Spectris PLC	17,534	436,556
Speedy Hire PLC	24,086	9,623
Spirax-Sarco Engineering PLC	11,854	379,229
Spirent Communications PLC	104,907	258,481
Spirit Pub Company PLC	73,594	57,878
Sportingbet PLC	92,659	42,674
Sports Direct International PLC (I)	28,725	131,255
St James’s Place PLC	28,640	137,895
St. Ives Group PLC	12,932	14,164
St. Modwen Properties PLC (I)	23,454	58,202
Stagecoach Group PLC	70,904	256,808
Sthree PLC	16,792	69,402
Stolt-nielsen, Ltd.	1,376	22,173
Synergy Health PLC	9,470	119,186
TalkTalk Telecom Group PLC	46,582	109,896
Taylor Wimpey PLC	554,501	366,465
Ted Baker PLC (I)	5,384	70,939
Telecity Group PLC (I)	22,003	278,575
Telecom Plus PLC (I)	6,659	76,240
Thomas Cook Group PLC (L)	134,786	38,978
Thorntons PLC (I)	10,805	3,301
Topps Tiles PLC	25,009	14,949
Torotrak PLC (I)	880	466
Travis Perkins PLC	35,627	510,377
Tribal Group PLC	3,270	4,656
Trinity Mirror PLC (I)	37,867	14,952
TT electronics PLC (I)	27,047	67,810
TUI Travel PLC	5,966	15,195

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Tullett Prebon PLC	43,000	$182,587
UK Coal PLC (I)	20,780	2,815
UK Mail Group PLC (I)	6,109	21,533
Ultra Electronics Holdings PLC	9,278	238,765
Umeco PLC (I)	6,440	54,201
Unite Group PLC	28,545	83,248
UTV Media PLC	12,462	24,129
Vectura Group PLC (I)	58,878	58,137
Victrex PLC	10,789	234,141
Vislink PLC (I)	10,699	5,134
Vitec Group PLC (I)	3,750	37,358
Volex Group PLC	4,646	18,371
VP PLC (I)	664	2,563
W.S. Atkins PLC	17,092	176,698
WH Smith PLC	19,630	145,692
William Hill PLC	118,436	494,051
Wilmington Group PLC (I)	8,311	11,860
Wincanton PLC (I)	11,768	6,849
Wolfson Microelectronics PLC (I)	17,861	51,330
WSP Group PLC	7,138	28,548
Xaar PLC	18,927	61,247
Xchanging PLC (I)	39,217	59,961
Yell Group PLC (I)(L)	201,603	3,914
Yule Catto & Company PLC (I)	45,142	140,919

		37,891,866
United States - 0.3%
Alacer Gold Corp. (I)	24,834	138,254
Argonaut Gold, Inc. (I)	7,654	60,396
Boart Longyear, Ltd.	78,496	243,274
Golden Star Resources, Ltd. (I)(L)	38,298	41,159
International Minerals Corp. (I)	2,500	11,013
Jaguar Mining, Inc. (I)(L)	8,155	9,475
pSivida Corp. (I)	2,379	4,588
Ram Power Corp. (I)	11,984	3,017
Tethys Petroleum, Ltd. (I)	10,200	5,333
Thompson Creek Metals Company, Inc. (I)	20,872	71,941
UR-Energy, Inc. (I)	10,200	9,086
WaterFurance Renewable Energy, Inc.	1,161	18,750

		616,286

TOTAL COMMON STOCKS (Cost $233,815,444)		$194,554,328

PREFERRED SECURITIES - 0.0%
Sweden - 0.0%
Klovern AB	182	3,496

TOTAL PREFERRED SECURITIES (Cost $3,430)		$3,496

WARRANTS - 0.0%
Duluth Exploration, Ltd. (Expiration Date:
01/18/2013, Strike Price: CAD 2.41) (I)	1,133	$0
Sinarmas Land, Ltd. (Expiration Date:
11/18/2015, Strike Price: SGD 0.10) (I)	93,612	12,713

TOTAL WARRANTS (Cost $21,338)		$12,713

RIGHTS - 0.0%
Almirall SA (Expiration Date: 06/08/2012,
Strike Price: EUR 0.157) (I)	6,666	1,286
Mirabela Nickel, Ltd. (Expiration Date:
06/04/2012, Strike Price: AUD 0.03) (I)	31,281	305
Technopolis OYJ (Expiration Date: 06/12/2012,
Strike Price: EUR 2.7) (I)(L)	9,321	1,153

98

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

RIGHTS (continued)
Tecnotree OYJ (Expiration Date: 06/19/2015,
Strike Price: EUR 0.12) (I)	20,346	$503

TOTAL RIGHTS (Cost $4,840)		$3,247

SECURITIES LENDING COLLATERAL - 5.4%
John Hancock Collateral
Investment Trust, 0.3309% (W)(Y)	1,074,098	$10,748,716

TOTAL SECURITIES LENDING
COLLATERAL (Cost $10,746,546)		$10,748,716

SHORT-TERM INVESTMENTS - 0.9%
Money Market Funds - 0.9%
State Street Institutional Liquid Reserves
Fund, 0.1963% (Y)	1,754,219	1,754,219

TOTAL SHORT-TERM INVESTMENTS (Cost $1,754,219)		$1,754,219

Total Investments (International Small Company Fund)
(Cost $246,345,817) - 105.1%		$207,076,719
Other assets and liabilities, net - (5.1%)		(10,121,735)

TOTAL NET ASSETS - 100.0%		$196,954,984

International Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.1%
Australia - 0.8%
Billabong International, Ltd. (L)	1,879,351	$3,497,236
Downer EDI, Ltd. (I)	1,841,878	5,892,828

		9,390,064
Austria - 0.7%
Telekom Austria AG (L)	870,012	8,032,762
Belgium - 0.5%
KBC Groep NV	364,981	5,610,664
Brazil - 1.2%
Petroleo Brasileiro SA (Preference A
Shares), ADR (L)	207,890	3,929,121
Vale SA (Preference A Shares), ADR (L)	537,770	9,744,392

		13,673,513
Canada - 1.5%
Suncor Energy, Inc.	342,400	9,292,222
Talisman Energy, Inc.	745,740	7,870,035

		17,162,257
China - 1.7%
China Telecom Corp., Ltd., H Shares	16,407,589	7,556,761
Shanghai Electric Group Company, Ltd.,
H Shares	13,806,000	6,264,956
Trina Solar, Ltd., ADR (I)(L)	903,940	5,559,231

		19,380,948
Denmark - 0.9%
Danske Bank A/S (I)	649,590	8,653,153
Vestas Wind Systems A/S (I)(L)	353,570	2,164,790

		10,817,943
France - 12.8%
AXA SA (L)	1,572,287	17,840,210
BNP Paribas SA (L)	667,000	21,275,675
Carrefour SA	736,660	12,710,738

International Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
France Telecom SA	1,037,721	$13,085,616
GDF Suez	225,180	4,474,761
Ipsen SA (L)	224,632	5,756,168
Sanofi	492,006	33,575,114
Societe Generale SA (I)	584,635	11,776,862
Total SA	403,872	17,474,833
Vivendi SA	577,023	9,328,382

		147,298,359
Germany - 6.0%
Deutsche Lufthansa AG	851,340	8,941,227
E.ON AG	551,960	10,108,747
Kloeckner & Company SE (I)(L)	565,110	5,369,254
Merck KGaA	171,930	15,913,403
Muenchener Rueckversicherungs AG	151,196	18,768,296
Siemens AG	123,049	10,139,300

		69,240,227
Hong Kong - 1.8%
China Mobile, Ltd.	972,000	9,842,662
First Pacific Company, Ltd.	3,016,000	3,108,640
Kingboard Chemical Holdings, Ltd.	3,589,000	7,706,593

		20,657,895
India - 1.2%
Reliance Industries, Ltd.	1,056,491	13,467,629
Ireland - 0.8%
CRH PLC	542,520	9,188,221
Italy - 1.1%
UniCredit SpA (I)	4,154,966	12,878,718
Japan - 5.5%
ITOCHU Corp.	881,000	9,610,533
Mazda Motor Corp. (I)	4,378,000	5,543,869
NKSJ Holdings, Inc.	592,900	10,835,899
Nomura Holdings, Inc.	2,490,700	8,156,750
Toyota Motor Corp.	453,300	17,400,362
Trend Micro, Inc.	430,300	11,745,041

		63,292,454
Netherlands - 10.7%
Aegon NV	3,297,760	14,034,716
Akzo Nobel NV	251,520	11,562,887
ING Groep NV, ADR (I)	6,406,038	37,450,403
Koninklijke Philips Electronics NV	770,526	13,637,542
Randstad Holdings NV	361,600	9,869,635
Reed Elsevier NV	1,067,749	11,109,149
Royal Dutch Shell PLC, B Shares	813,283	26,233,959

		123,898,291
Norway - 4.3%
Statoil ASA	1,060,830	24,047,847
Telenor ASA	1,712,111	25,094,662

		49,142,509
Russia - 1.1%
Gazprom OAO, ADR	1,465,600	12,867,968
Singapore - 2.7%
Flextronics International, Ltd. (I)	2,698,760	17,326,039
Singapore Telecommunications, Ltd.	5,833,000	14,015,057

		31,341,096
South Korea - 6.7%
KB Financial Group, Inc., ADR	799,378	24,924,606
KIWOOM Securities Company, Ltd.	115,721	7,443,054
Korea Investment Holdings Company, Ltd.	179,770	6,100,113
POSCO	43,305	13,220,530

99

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

International Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Samsung Electronics Company, Ltd., GDR	47,264	$24,396,925
Samsung Electronics Company, Ltd., GDR (S)	3,300	1,686,300

		77,771,528
Spain - 1.1%
Telefonica SA	1,116,750	12,409,304
Sweden - 0.6%
Telefonaktiebolaget LM Ericsson, B Shares (L)	880,794	7,469,453
Switzerland - 10.0%
Basilea Pharmaceutica (I)	45,060	1,918,841
Credit Suisse Group AG (I)	1,566,068	29,926,714
Lonza Group AG (I)	118,540	4,228,294
Noble Corp. (I)	315,990	9,881,007
Novartis AG	231,380	12,052,835
Roche Holdings AG	153,820	24,120,174
Swiss Re, Ltd. (I)	322,553	18,609,831
UBS AG (I)	1,297,708	14,744,621

		115,482,317
Taiwan - 3.8%
Compal Electronics, Inc., GDR (S)	3,429,928	17,696,714
Siliconware Precision Industries Company	12,265,000	13,341,673
Taiwan Semiconductor
Manufacturing Company, Ltd.	4,433,576	12,630,814

		43,669,201
United Kingdom - 17.6%
Aviva PLC	4,789,060	19,325,868
BAE Systems PLC	2,584,170	10,912,008
BP PLC	2,298,012	13,968,242
Carillion PLC	1,897,950	7,651,721
G4S PLC	3,544,400	15,088,248
GlaxoSmithKline PLC	1,355,925	30,095,916
Hays PLC	9,665,800	10,825,213
Kingfisher PLC	4,024,750	17,558,249
Lloyds Banking Group PLC (I)	22,133,840	8,734,073
Marks & Spencer Group PLC	1,302,880	6,678,656
Premier Foods PLC (I)	831,360	1,414,108
Rexam PLC	1,950,350	12,122,833
Tesco PLC	5,117,000	23,873,329
Vodafone Group PLC	9,108,126	24,397,430

		202,645,894

TOTAL COMMON STOCKS (Cost $1,399,142,217)		$1,096,789,215

RIGHTS - 0.0%
Spain - 0.0%
Telefonica SA (Strike Price: EUR 0.235
Expiration Date: 06/12/2012) (I)(L)	1,116,744	324,501

TOTAL RIGHTS (Cost $404,333)		$324,501

SECURITIES LENDING COLLATERAL - 4.0%
John Hancock Collateral
Investment Trust, 0.3309% (W)(Y)	4,618,559	46,218,844

TOTAL SECURITIES LENDING
COLLATERAL (Cost $46,211,951)		$46,218,844

SHORT-TERM INVESTMENTS - 3.7%
Time Deposits - 3.7%
Bank of Montreal, 0.120%, 06/01/2012 *	$15,000,000	$15,000,000

International Value Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Time Deposits (continued)
Royal Bank of Canada, 0.110%, 06/01/2012 *	$27,000,000	$27,000,000

		42,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $42,000,000)		$42,000,000

Total Investments (International Value Fund)
(Cost $1,487,758,501) - 102.8%		$1,185,332,560
Other assets and liabilities, net - (2.8%)		(32,533,885)

TOTAL NET ASSETS - 100.0%		$1,152,798,675

Investment Quality Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 43.6%
U.S. Government - 27.7%
U.S. Treasury Bonds
1.875%, 09/30/2017	$6,000,000	6,351,069
3.125%, 11/15/2041	4,200,000	4,612,125
4.250%, 05/15/2039	1,325,000	1,767,012
4.375%, 11/15/2039 to 05/15/2041	11,603,500	15,807,921
4.500%, 08/15/2039	2,550,000	3,532,148
4.625%, 02/15/2040	2,250,000	3,178,476
6.000%, 02/15/2026	2,075,000	3,082,996
6.250%, 05/15/2030	8,000,000	12,848,752
8.125%, 08/15/2019	250,000	374,160
U.S. Treasury Notes
0.625%, 02/28/2013 (F)	18,975,000	19,037,257
0.625%, 07/15/2014 (D)	4,200,000	4,229,203
0.875%, 02/28/2017	20,300,000	20,541,063
2.000%, 02/15/2022	2,750,000	2,863,867
2.125%, 08/15/2021	1,675,000	1,771,835
4.000%, 02/15/2015 (D)	22,875,000	25,116,041
4.250%, 11/15/2014	14,000,000	15,338,750

		140,452,675
U.S. Government Agency - 15.9%
Federal Home Loan Mortgage Corp.
5.000%, 03/01/2019 to 12/01/2019	225,188	242,970
6.500%, 04/01/2029 to 08/01/2034	12,634	14,311
7.500%, 08/01/2025 to 05/01/2028	3,171	3,650
Federal National Mortgage Association
4.000%, TBA	39,500,000	42,080,077
4.663%, 05/01/2013	77,925	78,560
4.860%, 01/01/2015	2,623,111	2,851,904
4.909%, 02/01/2013	52,786	53,667
5.000%, 03/15/2016 to 06/01/2019	2,498,448	2,829,668
5.500%, TBA	12,700,000	13,847,491
5.500%, 08/01/2035 to 11/01/2035	418,506	458,072
6.500%, 09/01/2031	37	42
Government National
Mortgage Association
4.000%, 09/15/2040 to 02/15/2042	16,432,940	17,973,461
6.000%, 12/15/2013 to 04/15/2035	26,078	29,149
6.500%, 06/15/2028 to 08/15/2034	19,379	22,325
7.000%, 11/15/2031 to 11/15/2033	77,530	89,159
8.000%, 07/15/2030	1,116	1,318

		80,575,824

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $213,535,855)		$221,028,499

100

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 1.3%
Brazil - 0.7%
Federative Republic of Brazil
5.875%, 01/15/2019		$1,670,000	$1,993,145
10.000%, 01/01/2014	BRL	2,700,000	1,418,454

			3,411,599
Mexico - 0.3%
Government of Mexico
5.625%, 01/15/2017		$780,000	893,100
6.750%, 09/27/2034		560,000	732,200

			1,625,300
Qatar - 0.1%
Government of Qatar
4.000%, 01/20/2015 (S)		380,000	399,000
Russia - 0.2%
Government of Russia
3.250%, 04/04/2017 (S)		1,200,000	1,199,136

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $6,500,247)			$6,635,035

CORPORATE BONDS - 46.5%
Consumer Discretionary - 6.5%
AMC Entertainment, Inc.
8.750%, 06/01/2019		10,000	10,700
AutoNation, Inc.
5.500%, 02/01/2020		100,000	100,750
Autozone, Inc.
3.700%, 04/15/2022		1,072,000	1,107,080
4.000%, 11/15/2020		930,000	998,908
British Sky Broadcasting Group PLC
5.625%, 10/15/2015 (S)		131,000	146,822
Buffalo Thunder Development Authority
9.375%, 12/15/2014 (H)(S)		20,000	7,300
Caesars Entertainment Operating
Company, Inc.
11.250%, 06/01/2017		5,000	5,313
CBS Corp.
3.375%, 03/01/2022		251,000	250,062
5.750%, 04/15/2020		1,065,000	1,243,524
8.200%, 05/15/2014		335,000	377,808
CCO Holdings LLC
6.500%, 04/30/2021		120,000	122,700
6.625%, 01/31/2022		235,000	240,581
7.375%, 06/01/2020		175,000	187,250
7.875%, 04/30/2018		5,000	5,363
8.125%, 04/30/2020		5,000	5,500
Clear Channel Worldwide Holdings, Inc.,
Series B
9.250%, 12/15/2017		5,000	5,375
Comcast Corp.
5.700%, 05/15/2018 to 07/01/2019		1,375,000	1,634,263
COX Communications, Inc.
5.875%, 12/01/2016 (S)		750,000	866,780
6.250%, 06/01/2018 (S)		500,000	593,230
7.125%, 10/01/2012		458,000	467,313
CSC Holdings, Inc.
7.625%, 07/15/2018		221,000	238,680
Daimler Finance North America LLC
8.500%, 01/18/2031		300,000	458,916
DIRECTV Holdings LLC
3.125%, 02/15/2016		1,225,000	1,275,510
3.500%, 03/01/2016		680,000	717,260
3.800%, 03/15/2022		845,000	847,701
4.750%, 10/01/2014		220,000	237,009

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
DISH DBS Corp.
5.875%, 07/15/2022 (S)	$175,000	$170,625
6.750%, 06/01/2021	355,000	366,538
Ford Motor Company
7.450%, 07/16/2031	460,000	599,150
Ford Motor Credit Company LLC
2.750%, 05/15/2015	1,525,000	1,550,612
7.000%, 10/01/2013	21,000	22,419
8.000%, 12/15/2016	150,000	181,337
8.125%, 01/15/2020	250,000	317,699
Home Depot, Inc.
5.875%, 12/16/2036	1,450,000	1,833,424
HSN, Inc.
11.250%, 08/01/2016	5,000	5,350
Lamar Media Corp.
5.875%, 02/01/2022 (S)	40,000	40,250
Liberty Media LLC
8.250%, 02/01/2030	157,000	159,748
Limited Brands, Inc.
5.625%, 02/15/2022	215,000	216,613
6.900%, 07/15/2017	65,000	72,313
7.000%, 05/01/2020	80,000	88,400
Macy’s Retail Holdings, Inc.
5.875%, 01/15/2013	494,000	508,055
5.900%, 12/01/2016	85,000	98,325
6.900%, 04/01/2029	156,000	184,567
Mediacom Broadband LLC
8.500%, 10/15/2015	27,000	27,743
National CineMedia LLC
6.000%, 04/15/2022 (S)	35,000	34,913
NBCUniversal Media LLC
5.150%, 04/30/2020	1,420,000	1,647,429
NetFlix, Inc.
8.500%, 11/15/2017	30,000	32,250
News America, Inc.
6.200%, 12/15/2034	400,000	448,314
6.900%, 03/01/2019	600,000	729,922
7.750%, 01/20/2024	453,000	550,573
PVH Corp.
7.375%, 05/15/2020	95,000	103,788
Quebecor Media, Inc.
7.750%, 03/15/2016	14,000	14,386
QVC, Inc.
7.500%, 10/01/2019 (S)	120,000	130,500
Sally Holdings LLC
5.750%, 06/01/2022	90,000	91,013
Service Corp. International
7.625%, 10/01/2018	10,000	11,200
Staples, Inc.
9.750%, 01/15/2014	820,000	923,511
TCI Communications, Inc.
7.875%, 02/15/2026	150,000	200,037
8.750%, 08/01/2015	183,000	222,734
The Interpublic Group of Companies, Inc.
10.000%, 07/15/2017	145,000	163,488
Time Warner Cable, Inc.
4.000%, 09/01/2021	320,000	333,809
5.000%, 02/01/2020	1,180,000	1,323,160
5.850%, 05/01/2017	420,000	488,528
5.875%, 11/15/2040	750,000	828,659
8.250%, 02/14/2014	440,000	491,653
Time Warner Companies, Inc.
7.250%, 10/15/2017	60,000	74,207
Time Warner, Inc.
4.875%, 03/15/2020	1,400,000	1,578,762

101

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Time Warner, Inc. (continued)
7.625%, 04/15/2031	$500,000	$652,691
7.700%, 05/01/2032	602,000	799,241
TRW Automotive, Inc.
7.250%, 03/15/2017 (S)	100,000	114,500
8.875%, 12/01/2017 (S)	130,000	144,950
Viacom, Inc.
6.875%, 04/30/2036	1,245,000	1,621,189
Videotron Ltee
5.000%, 07/15/2022 (S)	140,000	136,500
9.125%, 04/15/2018	120,000	131,100
Virgin Media Secured Finance PLC
6.500%, 01/15/2018	140,000	152,600
Wynn Las Vegas LLC
7.750%, 08/15/2020	345,000	374,756

		33,145,229
Consumer Staples - 4.4%
Altria Group, Inc.
9.250%, 08/06/2019	1,020,000	1,402,223
9.700%, 11/10/2018	860,000	1,183,019
10.200%, 02/06/2039	200,000	324,703
Anheuser-Busch InBev Worldwide, Inc.
8.200%, 01/15/2039	470,000	771,971
Cargill, Inc.
4.307%, 05/14/2021 (S)	1,213,000	1,346,560
Coca-Cola Enterprises, Inc.
2.125%, 09/15/2015	1,300,000	1,332,270
ConAgra Foods, Inc.
5.819%, 06/15/2017	74,000	85,301
Constellation Brands, Inc.
7.250%, 09/01/2016 to 05/15/2017	395,000	447,294
CVS Caremark Corp.
4.750%, 05/18/2020	1,650,000	1,889,337
6.250%, 06/01/2027	325,000	406,841
CVS Pass Through Trust
6.943%, 01/10/2030	45,136	53,911
CVS Pass-Through Trust
5.880%, 01/10/2028	302,953	332,506
General Mills, Inc.
5.200%, 03/17/2015	190,000	210,971
5.250%, 08/15/2013	440,000	463,789
5.650%, 02/15/2019	105,000	127,723
Kraft Foods Group, Inc.
3.500%, 06/06/2022 (S)	795,000	792,518
Kraft Foods, Inc.
6.500%, 02/09/2040	340,000	434,377
6.875%, 01/26/2039	560,000	739,062
Lorillard Tobacco Company
8.125%, 06/23/2019	224,000	279,489
Molson Coors Brewing Company
3.500%, 05/01/2022	225,000	229,536
PepsiCo, Inc.
7.900%, 11/01/2018	650,000	871,965
Pernod-Ricard SA
4.450%, 01/15/2022 (S)	325,000	339,467
5.750%, 04/07/2021 (S)	1,296,000	1,464,418
Revlon Consumer Products Corp.
9.750%, 11/15/2015	5,000	5,363
Reynolds American, Inc.
7.250%, 06/01/2013	150,000	159,177
SABMiller Holdings, Inc.
2.450%, 01/15/2017 (S)	950,000	974,989
3.750%, 01/15/2022 (S)	1,600,000	1,696,768

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
The Kroger Company
4.950%, 01/15/2015	$700,000	$763,902
Tyson Foods, Inc.
10.500%, 03/01/2014	5,000	5,725
Wal-Mart Stores, Inc.
5.250%, 09/01/2035	825,000	980,474
6.200%, 04/15/2038	750,000	1,000,053
6.500%, 08/15/2037	750,000	1,030,029

		22,145,731
Energy - 3.8%
Alpha Natural Resources, Inc.
6.000%, 06/01/2019	16,000	14,320
6.250%, 06/01/2021	10,000	8,900
Anadarko Petroleum Corp.
6.375%, 09/15/2017	70,000	81,888
6.450%, 09/15/2036	1,220,000	1,429,374
Antero Resources Finance Corp.
9.375%, 12/01/2017	5,000	5,400
BP Capital Markets PLC
1.846%, 05/05/2017	2,020,000	2,022,260
4.750%, 03/10/2019	60,000	68,151
Burlington Resources Finance Company
7.400%, 12/01/2031	309,000	443,516
Chesapeake Energy Corp.
6.625%, 08/15/2020	20,000	19,200
6.875%, 11/15/2020	85,000	80,538
CNOOC Finance 2012, Ltd.
3.875%, 05/02/2022 (S)	285,000	289,809
ConocoPhillips
5.900%, 05/15/2038	425,000	554,039
6.500%, 02/01/2039	1,050,000	1,446,206
CONSOL Energy, Inc.
8.000%, 04/01/2017	15,000	15,038
8.250%, 04/01/2020	15,000	15,000
Continental Resources, Inc.
5.000%, 09/15/2022 (S)	215,000	213,388
El Paso Corp.
6.500%, 09/15/2020	255,000	281,190
7.000%, 06/15/2017	695,000	780,292
El Paso Natural Gas Company
5.950%, 04/15/2017	25,000	28,177
Energy Transfer Equity LP
7.500%, 10/15/2020	450,000	486,000
Everest Acquisition LLC
6.875%, 05/01/2019 (S)	55,000	56,375
Harvest Operations Corp.
6.875%, 10/01/2017 (S)	205,000	214,738
Hornbeck Offshore Services, Inc.
5.875%, 04/01/2020 (S)	195,000	191,100
Kinder Morgan Energy Partners LP
6.500%, 09/01/2039	300,000	345,016
6.850%, 02/15/2020	530,000	642,845
Kinder Morgan Finance Company LLC
6.000%, 01/15/2018 (S)	365,000	383,250
Newfield Exploration Company
5.750%, 01/30/2022	70,000	73,675
6.625%, 04/15/2016	10,000	10,225
6.875%, 02/01/2020	135,000	143,100
7.125%, 05/15/2018	200,000	212,000
Nexen, Inc.
6.200%, 07/30/2019	585,000	691,457
7.500%, 07/30/2039	40,000	49,002
Peabody Energy Corp.
6.500%, 09/15/2020	496,000	499,720

102

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Peabody Energy Corp. (continued)
7.375%, 11/01/2016	$105,000	$116,288
Petrobras International Finance Company
3.875%, 01/27/2016	720,000	745,052
5.375%, 01/27/2021	1,600,000	1,708,701
6.750%, 01/27/2041	610,000	704,917
Pioneer Natural Resources Company
5.875%, 07/15/2016	135,000	150,388
6.650%, 03/15/2017	10,000	11,487
6.875%, 05/01/2018	200,000	235,489
Plains All American Pipeline LP
5.750%, 01/15/2020	220,000	257,622
Pride International, Inc.
6.875%, 08/15/2020	10,000	12,290
Range Resources Corp.
5.750%, 06/01/2021	70,000	72,100
6.750%, 08/01/2020	155,000	167,400
7.500%, 10/01/2017	35,000	36,575
San Diego Gas & Electric Company
4.500%, 08/15/2040	811,000	932,177
Statoil ASA
3.125%, 08/17/2017	750,000	807,150
Transocean, Inc.
4.950%, 11/15/2015	1,000,000	1,079,744
Valero Energy Corp.
8.750%, 06/15/2030	162,000	204,259

		19,036,828
Financials - 18.0%
ACE INA Holdings, Inc.
5.700%, 02/15/2017	100,000	117,913
AIG Retirement Services, Inc.
8.125%, 04/28/2023	135,000	163,129
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (S)	100,000	122,575
Allied World Assurance Company, Ltd.
7.500%, 08/01/2016	104,000	120,074
AMB Property LP
6.125%, 12/01/2016	85,000	95,500
7.500%, 06/30/2018	106,000	125,487
American Express Centurion Bank
6.000%, 09/13/2017	875,000	1,030,942
American Express Company
7.000%, 03/19/2018	550,000	677,189
American Express Credit Corp.
5.125%, 08/25/2014	360,000	388,113
7.300%, 08/20/2013	500,000	536,303
American International Group, Inc.
3.800%, 03/22/2017	800,000	812,180
4.875%, 09/15/2016	700,000	738,409
5.450%, 05/18/2017	430,000	462,512
AXA Equitable Life Insurance Company
7.700%, 12/01/2015 (S)	250,000	282,903
AXA Financial, Inc.
7.000%, 04/01/2028	235,000	263,735
Bank of America Corp.
3.875%, 03/22/2017	490,000	488,555
5.625%, 07/01/2020	1,460,000	1,513,071
5.650%, 05/01/2018	625,000	651,290
5.700%, 01/24/2022	980,000	1,041,902
5.750%, 12/01/2017	500,000	520,430
Barclays Bank PLC
6.050%, 12/04/2017 (S)	1,195,000	1,199,310
Brandywine Operating Partnership LP
4.950%, 04/15/2018	425,000	435,570

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Brandywine Operating
Partnership LP (continued)
5.700%, 05/01/2017	$835,000	$891,418
Capital One Financial Corp.
6.150%, 09/01/2016	200,000	224,028
6.750%, 09/15/2017	675,000	806,690
7.375%, 05/23/2014	115,000	126,542
CIT Group, Inc.
5.000%, 05/15/2017	15,000	14,738
5.250%, 03/15/2018	165,000	162,525
5.375%, 05/15/2020	20,000	19,200
7.000%, 05/02/2016 to 05/02/2017 (S)	13,421	13,405
Citigroup, Inc.
4.450%, 01/10/2017	860,000	887,305
4.875%, 05/07/2015	286,000	293,082
5.000%, 09/15/2014	420,000	429,436
6.125%, 11/21/2017 to 08/25/2036	3,575,000	3,778,048
6.875%, 03/05/2038	275,000	323,445
8.500%, 05/22/2019	1,055,000	1,292,837
Credit Acceptance Corp.
9.125%, 02/01/2017	150,000	161,250
Discover Financial Services
6.450%, 06/12/2017	950,000	1,081,630
Duke Realty LP
6.750%, 03/15/2020	430,000	510,870
DuPont Fabros Technology LP
8.500%, 12/15/2017	235,000	256,150
Equity One, Inc.
6.000%, 09/15/2017	235,000	256,539
ERP Operating LP
5.250%, 09/15/2014	975,000	1,048,215
Everest Reinsurance Holdings, Inc.,
(6.600% to 05/15/2017, then 3 month
LIBOR + 2.385%)
05/15/2037	495,000	465,300
Farmers Exchange Capital
7.050%, 07/15/2028 (S)	350,000	407,598
Federal Realty Investment Trust
5.650%, 06/01/2016	55,000	60,895
General Electric Capital Corp.
4.650%, 10/17/2021	1,255,000	1,379,893
5.300%, 02/11/2021	1,300,000	1,448,092
5.500%, 01/08/2020	900,000	1,030,678
5.625%, 09/15/2017	1,000,000	1,142,832
6.750%, 03/15/2032	934,000	1,151,577
Hartford Financial Services Group, Inc.
5.125%, 04/15/2022	216,000	220,254
Hartford Financial Services Group, Inc.,
(8.125% to 06/15/2018, then 3 month
LIBOR + 4.6025%)
8.125%, 06/15/2038	485,000	499,550
HCP, Inc.
3.750%, 02/01/2016 to 02/01/2019	415,000	426,622
5.650%, 12/15/2013	200,000	210,941
6.000%, 01/30/2017	480,000	539,814
7.072%, 06/08/2015	67,000	75,001
Health Care Property, Inc.
6.000%, 03/01/2015	175,000	189,185
Health Care REIT, Inc.
5.250%, 01/15/2022	885,000	952,745
Host Hotels & Resorts LP
6.375%, 03/15/2015	170,000	172,125
6.750%, 06/01/2016	155,000	158,875
HSBC Bank PLC
4.750%, 01/19/2021 (S)	700,000	762,439

103

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
HSBC Holdings PLC
5.100%, 04/05/2021	$1,110,000	$1,228,776
6.800%, 06/01/2038	445,000	505,860
HSBC USA, Inc.
2.375%, 02/13/2015	520,000	521,706
9.500%, 04/15/2014	135,000	150,249
International Lease Finance Corp.
5.650%, 06/01/2014	140,000	141,750
5.750%, 05/15/2016	435,000	435,455
5.875%, 05/01/2013	250,000	253,750
6.250%, 05/15/2019	20,000	20,000
6.375%, 03/25/2013	123,000	125,460
6.500%, 09/01/2014 (S)	5,000	5,238
6.750%, 09/01/2016 (S)	115,000	123,338
7.125%, 09/01/2018 (S)	995,000	1,094,500
8.625%, 09/15/2015	10,000	10,900
Jackson National Life Insurance Company
8.150%, 03/15/2027 (S)	377,000	466,345
JPMorgan Chase & Company
4.250%, 10/15/2020	1,750,000	1,816,057
4.350%, 08/15/2021	675,000	705,150
4.400%, 07/22/2020	1,100,000	1,153,599
5.150%, 10/01/2015	200,000	212,853
6.000%, 01/15/2018	2,375,000	2,667,037
Kemper Corp.
6.000%, 05/15/2017	70,000	74,409
Kimco Realty Corp.
4.300%, 02/01/2018	600,000	635,086
5.584%, 11/23/2015	425,000	460,491
6.875%, 10/01/2019	300,000	357,405
Lazard Group LLC
6.850%, 06/15/2017	650,000	714,605
Liberty Property LP
6.625%, 10/01/2017	100,000	116,039
Lloyds TSB Bank PLC
4.200%, 03/28/2017	205,000	204,795
4.375%, 01/12/2015 (S)	300,000	303,891
4.875%, 01/21/2016	310,000	317,462
Massachusetts Mutual Life Insurance
Company
8.875%, 06/01/2039 (S)	630,000	927,548
Merrill Lynch & Company, Inc.
6.400%, 08/28/2017	1,990,000	2,115,521
6.875%, 04/25/2018	1,825,000	2,006,153
7.750%, 05/14/2038	135,000	153,836
MetLife, Inc.
5.375%, 12/15/2012	650,000	665,972
Metropolitan Life Global Funding I
3.125%, 01/11/2016 (S)	1,825,000	1,924,461
5.125%, 04/10/2013 (S)	335,000	346,982
Morgan Stanley
4.750%, 03/22/2017	890,000	856,244
5.500%, 07/24/2020	400,000	374,996
5.550%, 04/27/2017	225,000	220,168
5.625%, 09/23/2019	300,000	286,408
6.000%, 04/28/2015	350,000	356,028
6.250%, 08/28/2017	850,000	854,331
6.625%, 04/01/2018	1,975,000	2,005,458
Nationwide Mutual Insurance Company
8.250%, 12/01/2031 (S)	260,000	305,166
9.375%, 08/15/2039 (S)	900,000	1,185,753
NBD Bancorp NA
8.250%, 11/01/2024	270,000	336,944
Nordea Bank AB
2.250%, 03/20/2015 (S)	425,000	425,749

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Nordea Bank AB (continued)
4.875%, 05/13/2021 (S)	$755,000	$736,556
PNC Funding Corp.
5.625%, 02/01/2017	1,200,000	1,343,508
Principal Life Global Funding I
5.125%, 10/15/2013 (S)	225,000	235,426
6.125%, 10/15/2033 (S)	108,000	127,835
ProLogis LP
4.500%, 08/15/2017	920,000	967,238
Provident Funding Associates LP
10.250%, 04/15/2017 (S)	85,000	87,975
Realty Income Corp.
5.750%, 01/15/2021	600,000	665,898
6.750%, 08/15/2019	450,000	530,366
SLM Corp.
6.000%, 01/25/2017	105,000	103,237
6.250%, 01/25/2016	1,210,000	1,225,125
7.250%, 01/25/2022	65,000	63,621
8.000%, 03/25/2020	11,000	11,259
8.450%, 06/15/2018	209,000	220,495
Sovereign Bank
8.750%, 05/30/2018	250,000	281,980
Sun Canada Financial Company
7.250%, 12/15/2015 (S)	229,000	257,320
SunTrust Banks, Inc.
3.600%, 04/15/2016	820,000	852,003
The Bank of New York Mellon Corp.
2.500%, 01/15/2016	2,170,000	2,252,041
The Bear Stearns Companies LLC
6.400%, 10/02/2017	605,000	690,727
The Goldman Sachs Group, Inc.
5.250%, 07/27/2021	1,070,000	1,059,220
5.375%, 03/15/2020	290,000	295,230
5.750%, 01/24/2022	1,000,000	1,026,708
6.150%, 04/01/2018	1,755,000	1,833,022
6.750%, 10/01/2037	1,405,000	1,385,209
7.500%, 02/15/2019	425,000	482,964
The Royal Bank of Scotland PLC
3.950%, 09/21/2015	340,000	339,109
4.875%, 08/25/2014 (S)	425,000	435,135
UDR, Inc.
6.050%, 06/01/2013	200,000	207,477
US Bancorp
7.500%, 06/01/2026	750,000	957,257
Ventas Realty LP
4.750%, 06/01/2021	661,000	691,327
Wachovia Corp.
5.500%, 08/01/2035	600,000	636,829
5.750%, 06/15/2017	385,000	446,690
WCI Finance LLC
5.400%, 10/01/2012 (S)	250,000	253,344
WEA Finance LLC
7.500%, 06/02/2014 (S)	130,000	142,563
Wells Fargo & Company
1.250%, 02/13/2015	745,000	741,706
2.625%, 12/15/2016	450,000	458,939
3.500%, 03/08/2022	420,000	426,594
4.950%, 10/16/2013	1,820,000	1,906,801
5.625%, 12/11/2017	900,000	1,044,491
Wells Fargo & Company, Series K (7.980%
to 03/15/2018, then 3 month
LIBOR + 3.770%)
7.980%, 03/15/2018 (Q)	20,000	21,750

104

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Weyerhaeuser Company
7.950%, 03/15/2025	$40,000	$45,425

		91,319,185
Health Care - 3.2%
Alere, Inc.
9.000%, 05/15/2016	10,000	10,000
AmerisourceBergen Corp.
5.875%, 09/15/2015	1,070,000	1,221,077
Amgen, Inc.
3.450%, 10/01/2020	1,225,000	1,257,107
3.875%, 11/15/2021	1,045,000	1,095,132
6.400%, 02/01/2039	245,000	293,671
Biomet, Inc.
10.000%, 10/15/2017	5,000	5,319
BioScrip, Inc.
10.250%, 10/01/2015	5,000	5,413
Cigna Corp.
4.000%, 02/15/2022	1,185,000	1,232,290
Community Health Systems, Inc.
8.875%, 07/15/2015	3,000	3,077
Express Scripts Holding Company
2.100%, 02/12/2015 (S)	1,875,000	1,897,159
Express Scripts, Inc.
3.125%, 05/15/2016	501,000	522,039
Fresenius Medical Care US Finance II, Inc.
5.625%, 07/31/2019 (S)	15,000	14,888
5.875%, 01/31/2022 (S)	15,000	14,925
6.500%, 09/15/2018 (S)	10,000	10,425
Fresenius US Finance II, Inc.
9.000%, 07/15/2015 (S)	75,000	85,688
HCA, Inc.
5.875%, 03/15/2022	140,000	138,950
6.375%, 01/15/2015	5,000	5,300
6.500%, 02/15/2020	255,000	269,344
7.250%, 09/15/2020	110,000	119,900
8.500%, 04/15/2019	280,000	309,050
McKesson Corp.
7.500%, 02/15/2019	30,000	38,870
Medco Health Solutions, Inc.
7.125%, 03/15/2018	190,000	235,699
Merck & Company, Inc.
4.000%, 06/30/2015	425,000	466,724
6.500%, 12/01/2033	1,000,000	1,433,808
Pfizer, Inc.
6.200%, 03/15/2019	750,000	947,078
7.200%, 03/15/2039	550,000	839,179
Roche Holdings, Inc.
6.000%, 03/01/2019 (S)	475,000	597,623
Tenet Healthcare Corp.
6.250%, 11/01/2018 (S)	340,000	343,400
8.875%, 07/01/2019	255,000	283,688
UnitedHealth Group, Inc.
2.875%, 03/15/2022	1,265,000	1,272,873
WellPoint, Inc.
4.350%, 08/15/2020	520,000	576,625
7.000%, 02/15/2019	720,000	908,410

		16,454,731
Industrials - 1.5%
BE Aerospace, Inc.
5.250%, 04/01/2022	105,000	106,050
6.875%, 10/01/2020	30,000	32,925
Bombardier, Inc.
7.500%, 03/15/2018 (S)	220,000	239,800

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Bombardier, Inc. (continued)
7.750%, 03/15/2020 (S)	$60,000	$65,850
Case New Holland, Inc.
7.875%, 12/01/2017	570,000	649,800
CNH America LLC
7.250%, 01/15/2016	30,000	32,775
Continental Airlines 1997-4 Class A Pass
Through Trust
6.900%, 01/02/2018	83,457	89,199
Continental Airlines 1998-1 Class A Pass
Through Trust
6.648%, 09/15/2017	148,711	157,827
Continental Airlines 2007-1 Class A Pass
Through Trust
5.983%, 04/19/2022	27,360	29,686
Crown Americas LLC
7.625%, 05/15/2017	195,000	210,600
Deluxe Corp.
7.375%, 06/01/2015	100,000	101,250
ERAC USA Finance LLC
5.250%, 10/01/2020 (S)	1,130,000	1,265,584
5.600%, 05/01/2015 (S)	500,000	547,910
Esterline Technologies Corp.
7.000%, 08/01/2020	35,000	38,763
Goodrich Corp.
7.100%, 11/15/2027	115,000	152,192
Huntington Ingalls Industries, Inc.
6.875%, 03/15/2018	15,000	15,525
7.125%, 03/15/2021	225,000	233,438
Hutchison Whampoa International 11, Ltd.
3.500%, 01/13/2017 (S)	1,336,000	1,369,602
Marquette Transportation Company
10.875%, 01/15/2017	5,000	5,225
Masco Corp.
6.125%, 10/03/2016	130,000	138,941
6.500%, 08/15/2032	45,000	44,859
7.125%, 03/15/2020	105,000	115,668
7.750%, 08/01/2029	150,000	158,077
Meritor, Inc.
8.125%, 09/15/2015	10,000	10,638
10.625%, 03/15/2018	5,000	5,413
Navistar International Corp.
8.250%, 11/01/2021	72,000	75,600
Southwest Airlines Company 2007-1 Pass
Through Trust
6.150%, 08/01/2022	256,237	290,188
Textron, Inc.
7.250%, 10/01/2019	200,000	236,985
U.S. Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	74,835	78,390
United Technologies Corp.
3.100%, 06/01/2022	615,000	638,747
UR Financing Escrow Corp.
5.750%, 07/15/2018 (S)	25,000	25,438
Waste Management, Inc.
6.375%, 03/11/2015	340,000	386,553

		7,549,498
Information Technology - 1.0%
Anixter, Inc.
5.625%, 05/01/2019	35,000	35,569
Audatex North America, Inc.
6.750%, 06/15/2018 (S)	50,000	51,500

105

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Information Technology (continued)
Equinix, Inc.
7.000%, 07/15/2021	$10,000	$10,675
8.125%, 03/01/2018	30,000	32,775
Fidelity National Information Services, Inc.
5.000%, 03/15/2022 (S)	165,000	160,256
7.625%, 07/15/2017 (S)	20,000	21,675
Freescale Semiconductor, Inc.
8.875%, 12/15/2014	5,000	5,125
Hewlett-Packard Company
3.000%, 09/15/2016	2,050,000	2,096,990
3.300%, 12/09/2016	1,200,000	1,239,053
Hughes Satellite Systems Corp.
6.500%, 06/15/2019	101,000	102,515
International Business Machines Corp.
1.950%, 07/22/2016	775,000	804,332
Jabil Circuit, Inc.
5.625%, 12/15/2020	35,000	36,663
Mantech International Corp.
7.250%, 04/15/2018	30,000	31,650
Seagate HDD Cayman
6.875%, 05/01/2020	350,000	364,875
7.000%, 11/01/2021	185,000	194,250

		5,187,903
Materials - 1.3%
Agrium, Inc.
7.125%, 05/23/2036	580,000	762,292
ArcelorMittal
3.750%, 08/05/2015	500,000	500,982
6.125%, 06/01/2018	400,000	403,240
Ball Corp.
5.000%, 03/15/2022	85,000	85,850
6.750%, 09/15/2020	170,000	184,450
7.125%, 09/01/2016	40,000	43,400
Celanese US Holdings LLC
6.625%, 10/15/2018	21,000	22,208
CF Industries, Inc.
6.875%, 05/01/2018	40,000	47,600
7.125%, 05/01/2020	40,000	48,400
Clearwater Paper Corp.
7.125%, 11/01/2018	30,000	31,575
Corp Nacional del Cobre de Chile
6.375%, 11/30/2012 (S)	165,000	168,786
Crown Americas LLC
6.250%, 02/01/2021	95,000	102,838
Cytec Industries, Inc.
4.600%, 07/01/2013	63,000	64,819
Fibria Overseas Finance, Ltd.
7.500%, 05/04/2020 (S)	370,000	371,850
FMG Resources August 2006 Pty, Ltd.
6.000%, 04/01/2017 (S)	440,000	421,300
Georgia-Pacific LLC
5.400%, 11/01/2020 (S)	30,000	34,472
MeadWestvaco Corp.
7.375%, 09/01/2019	125,000	149,627
Neenah Paper, Inc.
7.375%, 11/15/2014	7,000	7,096
Owens-Brockway Glass Container, Inc.
7.375%, 05/15/2016	295,000	325,975
Rio Tinto Finance USA, Ltd.
6.500%, 07/15/2018	425,000	524,790
Silgan Holdings, Inc.
5.000%, 04/01/2020 (S)	365,000	364,088
The Dow Chemical Company
4.250%, 11/15/2020	725,000	771,537

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
The Dow Chemical Company (continued)
5.900%, 02/15/2015	$950,000	$1,064,029
Vale Canada, Ltd.
5.700%, 10/15/2015	233,000	254,930

		6,756,134
Telecommunication Services - 2.5%
Ameritech Capital Funding Corp.
6.450%, 01/15/2018	148,000	170,860
AT&T Mobility LLC
7.125%, 12/15/2031	67,000	90,254
AT&T, Inc.
3.875%, 08/15/2021	845,000	923,897
5.500%, 02/01/2018	501,000	592,489
5.625%, 06/15/2016	360,000	418,719
6.300%, 01/15/2038	1,355,000	1,681,220
CenturyLink, Inc.
5.800%, 03/15/2022	675,000	666,517
Cricket Communications, Inc.
7.750%, 05/15/2016	455,000	480,025
Deutsche Telekom International
Finance BV
8.750%, 06/15/2030	475,000	657,103
eAccess, Ltd.
8.250%, 04/01/2018 (S)	30,000	27,375
Frontier Communications Corp.
8.125%, 10/01/2018	115,000	117,013
8.250%, 04/15/2017	20,000	20,650
GTE Corp.
8.750%, 11/01/2021	285,000	406,564
Intelsat Jackson Holdings SA
8.500%, 11/01/2019	5,000	5,463
Qwest Communications International, Inc.
7.125%, 04/01/2018	105,000	110,933
8.000%, 10/01/2015	100,000	105,632
SBA Telecommunications, Inc.
8.250%, 08/15/2019	62,000	67,270
Sorenson Communications, Inc.
10.500%, 02/01/2015 (S)	10,000	8,200
Sprint Nextel Corp.
7.000%, 03/01/2020 (S)	85,000	85,638
9.000%, 11/15/2018 (S)	100,000	108,250
Telecom Italia Capital SA
5.250%, 11/15/2013	325,000	323,375
6.000%, 09/30/2034	146,000	112,420
Telefonica Emisiones SAU
5.134%, 04/27/2020	350,000	309,511
7.045%, 06/20/2036	475,000	422,415
UPCB Finance VI, Ltd.
6.875%, 01/15/2022 (S)	335,000	329,138
Verizon Communications, Inc.
5.550%, 02/15/2016	1,270,000	1,464,450
6.400%, 02/15/2038	415,000	534,566
6.900%, 04/15/2038	300,000	409,529
Verizon Wireless Capital LLC
5.550%, 02/01/2014	595,000	638,862
Vivendi SA
2.400%, 04/10/2015 (S)	935,000	926,892
Windstream Corp.
7.875%, 11/01/2017	400,000	426,000
8.125%, 09/01/2018	120,000	124,500

		12,765,730

106

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities - 4.3%
AmeriGas Finance LLC
6.750%, 05/20/2020	$180,000	$177,300
7.000%, 05/20/2022	30,000	29,400
AmeriGas Partners LP
6.500%, 05/20/2021	82,000	79,335
Appalachian Power Company
5.000%, 06/01/2017	1,200,000	1,363,278
Baltimore Gas & Electric Company
5.900%, 10/01/2016	700,000	823,213
Calpine Corp.
7.500%, 02/15/2021	240,000	250,800
Carolina Power & Light Company
3.000%, 09/15/2021	985,000	1,032,199
6.500%, 07/15/2012	671,000	675,434
CenterPoint Energy Resources Corp.
6.125%, 11/01/2017	125,000	146,656
CenterPoint Energy Resources Corp.,
Series B
5.950%, 01/15/2014	600,000	640,185
CenterPoint Energy, Inc.
6.500%, 05/01/2018	560,000	671,638
Centrais Eletricas Brasileiras SA
5.750%, 10/27/2021 (S)	1,630,000	1,731,875
Commonwealth Edison Company
4.000%, 08/01/2020	1,000,000	1,120,208
5.950%, 08/15/2016	125,000	148,301
Dominion Resources, Inc.
2.250%, 09/01/2015	345,000	358,170
6.400%, 06/15/2018	1,295,000	1,583,106
7.000%, 06/15/2038	215,000	304,225
DPL, Inc.
7.250%, 10/15/2021 (S)	310,000	337,125
Duke Energy Corp.
5.650%, 06/15/2013	600,000	629,623
Duke Energy Indiana, Inc.
6.350%, 08/15/2038	600,000	834,027
Edison International
3.750%, 09/15/2017	475,000	502,677
Ferrellgas LP
6.500%, 05/01/2021	228,000	204,060
Georgia Power Company
5.250%, 12/15/2015	600,000	683,732
Idaho Power Company
4.850%, 08/15/2040	1,000,000	1,125,157
Intergen NV
9.000%, 06/30/2017 (S)	285,000	286,425
Ipalco Enterprises, Inc.
7.250%, 04/01/2016 (S)	110,000	119,350
Midamerican Energy Holdings Company
6.125%, 04/01/2036	250,000	317,707
Nevada Power Company
6.500%, 08/01/2018	225,000	278,768
NiSource Finance Corp.
6.400%, 03/15/2018	200,000	235,676
Northern States Power Company
6.500%, 03/01/2028	67,000	91,190
NRG Energy, Inc.
7.375%, 01/15/2017	35,000	36,138
Ohio Edison Company
6.875%, 07/15/2036	230,000	305,862
Oncor Electric Delivery Company LLC
7.500%, 09/01/2038	205,000	265,104
PacifiCorp
6.350%, 07/15/2038	110,000	151,709

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Progress Energy Inc.
7.000%, 10/30/2031	$341,000	$458,745
PSEG Power LLC
8.625%, 04/15/2031	154,000	229,121
Puget Sound Energy, Inc.
5.757%, 10/01/2039	365,000	474,823
7.000%, 03/09/2029	54,000	69,343
Sempra Energy
6.000%, 10/15/2039	600,000	763,453
Sierra Pacific Power Company
6.000%, 05/15/2016	225,000	263,052
Southern California Edison Company
4.500%, 09/01/2040	500,000	560,544
6.000%, 01/15/2034	261,000	342,947
The AES Corp.
8.000%, 06/01/2020	265,000	298,125
Union Electric Company
6.700%, 02/01/2019	110,000	138,776
Wisconsin Energy Corp.
6.200%, 04/01/2033	138,000	173,888
Xcel Energy, Inc.
4.700%, 05/15/2020	215,000	249,727

		21,562,197

TOTAL CORPORATE BONDS (Cost $222,641,579)		$235,923,166

CAPITAL PREFERRED SECURITIES - 0.2%
Financials - 0.2%
ACE Capital Trust II 9.700%, 04/01/2030	248,000	344,263
BankAmerica Capital II
8.000%, 12/15/2026	36,000	36,090
Capital One Capital IV (6.745% to
02/17/2032, then 1 month
LIBOR + 1.170%) 6.745%, 02/17/2037	125,000	124,844
MBNA Capital A, Series A
8.278%, 12/01/2026	80,000	80,600
NB Capital Trust IV 8.250%, 04/15/2027	255,000	255,561

		841,358

TOTAL CAPITAL PREFERRED SECURITIES (Cost $820,947)		$841,358

CONVERTIBLE BONDS - 0.0%
Telecommunication Services - 0.0%
Leap Wireless International, Inc.
4.500%, 07/15/2014	10,000	9,438

TOTAL CONVERTIBLE BONDS (Cost $9,040)		$9,438

MUNICIPAL BONDS - 3.1%
Bay Area Toll Authority (California)
6.263%, 04/01/2049	1,325,000	1,847,315
City of Chicago (Illinois)
6.845%, 01/01/2038	500,000	575,645
Illinois State Toll Highway Authority
6.184%, 01/01/2034	415,000	533,868
Irvine Ranch Water District Joint Powers
Agency (California) 2.605%, 03/15/2014	455,000	470,884
Los Angeles Unified School District
(California) 5.750%, 07/01/2034	825,000	1,015,245
Maryland State Transportation Authority
5.888%, 07/01/2043	125,000	172,939
Massachusetts School Building Authority
5.715%, 08/15/2039	400,000	536,628
New Jersey State Turnpike Authority
7.414%, 01/01/2040	730,000	1,073,304

107

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
New York State Thruway Authority
5.883%, 04/01/2030	$590,000	$772,534
North Texas Tollway Authority (Texas)
6.718%, 01/01/2049	535,000	746,897
Ohio State University 4.800%, 06/01/2111	236,000	266,066
Port Authority of New York & New Jersey
(New York) 6.040%, 12/01/2029	180,000	236,104
Salt River Project Agricultural
Improvement & Power District (Arizona)
4.839%, 01/01/2041	740,000	918,074
State of California
7.300%, 10/01/2039	1,050,000	1,327,883
7.600%, 11/01/2040	110,000	144,361
7.550%, 04/01/2039	920,000	1,193,783
State of Illinois
5.665%, 03/01/2018	1,345,000	1,503,939
5.877%, 03/01/2019	910,000	1,016,779
University of California
5.770%, 05/15/2043	715,000	891,054
University of Missouri 5.960%, 11/01/2039	400,000	547,192

TOTAL MUNICIPAL BONDS (Cost $12,917,379)		$15,790,494

TERM LOANS (M) - 0.0%
Cable & Satellite - 0.0%
Kabel Deutschland GmbH
4.580%, 02/01/2019	110,000	109,313

TOTAL TERM LOANS (Cost $108,418)		$109,313

COLLATERALIZED MORTGAGE
OBLIGATIONS - 3.3%
Commercial & Residential - 3.3%
American Tower Trust, Series 2007-1A,
Class AFX 5.420%, 04/15/2037 (S)	530,000	563,870
Banc of America Merrill Lynch
Commercial Mortgage, Inc.,
Series 2007-4, Class A4
5.726%, 02/10/2051 (P)	1,330,000	1,510,420
Bear Stearns Commercial
Mortgage Securities
Series 2006-PW 14, Class A4,
5.201%, 12/11/2038	1,275,000	1,422,978
Series 2007-T26, Class A4,
5.471%, 01/12/2045 (P)	431,004	491,467
Commercial Mortgage Pass Through
Certificates, Series 2010-C1, Class A3
4.205%, 07/10/2046 (S)	810,000	879,267
Credit Suisse Mortgage Capital
Certificates, Series 2006-C1, Class A4
5.430%, 02/15/2039 (P)	1,000,000	1,117,309
DBUBS Mortgage Trust,
Series 2011-LC1A, Class A3
5.002%, 11/10/2046 (S)	1,335,000	1,517,113
General Electric Capital Assurance
Company, Series 2003-1, Class A5
5.743%, 05/12/2035 (P)(S)	89,275	106,248
GS Mortgage Securities Corp. II
Series 2011-GC3, Class A4,
4.753%, 03/10/2044 (S)	1,360,000	1,529,529
5.366%, 05/03/2032 (S)	285,445	342,413
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2004-CBX,
Class A6 4.899%, 01/12/2037	315,000	336,944
LB-UBS Commercial Mortgage Trust
Series 2006-C4, Class A4,
5.870%, 06/15/2038 (P)	1,330,000	1,502,079

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
LB-UBS Commercial
Mortgage Trust (continued)
Series 2008-C1, Class A2,
6.159%, 04/15/2041 (P)	$1,000,000	$1,163,428
Merrill Lynch Mortgage Trust,
Series 2006-C1, Class A4
5.659%, 05/12/2039 (P)	600,000	679,657
Morgan Stanley Capital I
Series 2011-C2, Class A4,
4.661%, 06/15/2044 (S)	765,000	859,315
Series 2005-T17, Class A5,
4.780%, 12/13/2041	500,000	533,868
Series 2007-T27, Class A4,
5.658%, 06/11/2042 (P)	40,000	46,258
OBP Depositor LLC Trust,
Series 2010-OBP, Class A
4.646%, 07/15/2045 (S)	877,000	1,016,532
Prudential Commercial Mortgage Trust,
Series 2003-PWR1, Class A1
3.669%, 02/11/2036	54,078	54,316
WF-RBS Commercial Mortgage Trust,
Series 2011-C2, Series A4
4.869%, 02/15/2044 (P)(S)	785,000	893,599

		16,566,610
U.S. Government Agency - 0.0%
Federal Home Loan Mortgage Corp.,
Series 2895, Class EK
4.000%, 11/15/2019	132,951	140,732
Government National Mortgage
Association, Series 2006-38, Class XS
IO 7.011%, 09/16/2035	40,666	8,797

		149,529

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $16,068,940)		$16,716,139

ASSET BACKED SECURITIES - 2.5%
Ally Master Owner Trust
Series 2011-4, Class A2,
1.540%, 09/15/2016	580,000	584,865
Series 2010-3, Class A,
2.880%, 04/15/2015 (S)	1,000,000	1,014,088
Series 2010-3, Class B,
3.470%, 04/15/2015 (S)	835,000	843,743
Avis Budget Rental Car
Funding AESOP LLC
Series 2009-2A, Class A,
5.680%, 02/20/2014 (S)	1,365,000	1,397,439
Series 2009-1A, Class A,
9.310%, 10/20/2013 (S)	750,000	763,215
Carnow Auto
Receivables Trust 2.090%,
01/15/2015 (S)	320,000	319,939
Credit Acceptance Auto Loan Trust,
Series 2012-1A, Class B
3.120%, 03/16/2020 (S)	585,000	586,560
First Investors Auto Owner Trust,
Series 2012-1A, Class A2
1.960%, 11/15/2017 (S)	625,000	624,832
Ford Credit Auto Lease Trust,
Series 2012-A, Class B
1.610%, 10/15/2016 (S)	1,145,000	1,144,412

108

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Hertz Vehicle Financing LLC,
Series 2010-1A, Class A2
3.740%, 02/25/2017 (S)	$1,045,000	$1,119,462
Huntington Auto Trust, Series 2012-1,
Class B 1.710%, 08/15/2017	376,000	379,493
John Deere Owner Trust, Series 2010-A,
Class A4 2.130%, 10/17/2016	1,000,000	1,013,514
LCM LP, Series 8A, Class A
2.067%, 01/14/2021 (P)(S)	1,300,000	1,306,985
Massachusetts RRB Special Purpose Trust,
Series 2001-1, Class A
6.530%, 06/01/2015	19,592	20,130
Prestige Auto Receivables Trust,
Series 2012-1, Class B
2.490%, 04/16/2018 (S)	440,000	443,489
Santander Drive Auto Receivables Trust,
Series 2011-1, Class B
2.350%, 11/16/2015	1,095,000	1,104,052
Volvo Financial Equipment LLC,
Series 2012-1A, Class B
1.510%, 08/15/2017 (S)	230,000	231,187

TOTAL ASSET BACKED SECURITIES (Cost $12,878,972)		$12,897,405

SHORT-TERM INVESTMENTS - 10.9%
Repurchase Agreement - 10.9%
BNP Paribas Tri-Party Repurchase
Agreement dated 05/31/2012 at 0.210%
to be repurchased at $31,800,186 on
06/01/12, collateralized by $15,713,952,
Federal National Mortgage Association,
4.500-5.500% due 10/01/39-04/01/42
(valued at $17,482,059, including
interest) and $13,968,000 Government
National Mortgage Association, 4.500%
due 05/15/18 (valued at $14,953,942,
including interest)	31,800,000	31,800,000
Deutsche Bank Securities Tri-Party
Repurchase Agreement dated 05/31/12
0.220% to be repurchased at
$23,300,142 on 06/01/12, collateralized
by $21,782,274 Government National
Mortgage Association, 3.000-5.000%
due 06/15/40-05/15/42 (valued at
$23,766,000 including interest)	23,300,000	23,300,000

		55,100,000

TOTAL SHORT-TERM INVESTMENTS (Cost $55,100,000)		$55,100,000

Total Investments (Investment Quality Bond Fund)
(Cost $540,581,377) - 111.4%		$565,050,847
Other assets and liabilities, net - (11.4%)		(57,757,517)

TOTAL NET ASSETS - 100.0%		$507,293,330

Mid Cap Growth Index Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.4%
Consumer Discretionary - 24.5%
Auto Components - 1.7%
BorgWarner, Inc. (I) (L)	3,549	$254,634
Delphi Automotive PLC (I)	2,100	60,963

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Auto Components (continued)
Gentex Corp.	4,655	$103,807
The Goodyear Tire & Rubber Company (I)	7,870	82,242
WABCO Holdings, Inc. (I)	2,100	108,696

		610,342
Automobiles - 1.0%
Harley-Davidson, Inc.	7,409	356,966
Distributors - 0.4%
LKQ Corp. (I)	4,463	162,632
Diversified Consumer Services - 0.5%
Apollo Group, Inc., Class A (I)	3,627	115,411
Weight Watchers International, Inc. (L)	894	50,726

		166,137
Hotels, Restaurants & Leisure - 3.2%
Chipotle Mexican Grill, Inc. (I)	1,008	416,375
Dunkin’ Brands Group, Inc.	2,562	83,188
Hyatt Hotels Corp., Class A (I)	509	18,828
International Game Technology	3,313	47,376
MGM Resorts International (I)	11,800	127,794
Panera Bread Company, Class A (I)	900	132,255
Starwood Hotels & Resorts Worldwide, Inc.	6,311	333,536

		1,159,352
Household Durables - 1.6%
Garmin, Ltd.	1,300	55,848
Lennar Corp., Class A	5,100	139,179
NVR, Inc. (I) (L)	54	43,459
PulteGroup, Inc. (I)	11,100	103,896
Tempur-Pedic International, Inc. (I)	2,040	94,268
Toll Brothers, Inc. (I)	2,400	65,472
Tupperware Brands Corp.	1,824	98,587

		600,709
Internet & Catalog Retail - 1.0%
Liberty Interactive Corp., Series A (I)	6,100	102,236
Netflix, Inc. (I)	1,696	107,594
TripAdvisor, Inc. (I) (L)	3,323	142,490

		352,320
Leisure Equipment & Products - 0.4%
Polaris Industries, Inc.	2,103	159,765
Media - 3.2%
Cablevision Systems Corp., Class A	6,369	72,861
Charter Communications, Inc., Class A (I)	1,289	80,820
Lamar Advertising Company, Class A (I)	1,251	30,787
Liberty Global, Inc., Series A (I)	4,443	205,267
Liberty Global, Inc., Series C (I)	3,863	172,637
Scripps Networks Interactive, Inc., Class A	2,907	159,216
Sirius XM Radio, Inc. (I)	121,327	229,308
The Interpublic Group of Companies, Inc.	7,131	74,091
Virgin Media, Inc. (L)	5,552	122,311

		1,147,298
Multiline Retail - 1.9%
Dollar Tree, Inc. (I)	3,838	396,005
Family Dollar Stores, Inc.	3,229	218,765
Sears Holdings Corp. (I)	1,200	59,280

		674,050
Specialty Retail - 7.6%
Abercrombie & Fitch Company, Class A	2,729	91,531
Advance Auto Parts, Inc.	2,324	169,513
AutoNation, Inc. (I) (L)	1,389	50,032
CarMax, Inc. (I) (L)	7,317	206,413
Dick’s Sporting Goods, Inc.	3,056	142,104

109

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
O’Reilly Automotive, Inc. (I)	4,038	$386,800
PetSmart, Inc.	3,581	230,760
Ross Stores, Inc.	7,361	465,436
Sally Beauty Holdings, Inc. (I)	5,200	137,436
Signet Jewelers, Ltd.	2,800	122,248
Tiffany & Company	4,112	227,764
Tractor Supply Company	2,295	209,648
Ulta Salon Cosmetics & Fragrance, Inc.	1,915	171,144
Urban Outfitters, Inc. (I) (L)	3,691	103,237
Williams-Sonoma, Inc.	1,033	36,062

		2,750,128
Textiles, Apparel & Luxury Goods - 2.0%
Deckers Outdoor Corp. (I)	1,265	70,423
Fossil, Inc. (I)	1,707	124,884
Lululemon Athletica, Inc. (I)	3,245	235,717
PVH Corp.	2,249	182,169
Under Armour, Inc., Class A (I)	1,251	126,013

		739,206

		8,878,905
Consumer Staples - 3.1%
Beverages - 1.3%
Beam, Inc.	2,300	139,288
Monster Beverage Corp. (I)	4,773	346,520

		485,808
Food Products - 0.5%
Corn Products International, Inc. (I)	900	45,981
Green Mountain Coffee Roasters, Inc. (I) (L)	4,289	101,220
Hormel Foods Corp. (L)	1,668	49,890

		197,091
Household Products - 0.8%
Church & Dwight Company, Inc.	2,300	122,452
Energizer Holdings, Inc. (I) (L)	2,067	150,705

		273,157
Personal Products - 0.5%
Herbalife, Ltd.	3,730	167,067

		1,123,123
Energy - 10.8%
Energy Equipment & Services - 2.6%
Core Laboratories NV	1,496	191,338
Dresser-Rand Group, Inc. (I)	2,422	106,277
FMC Technologies, Inc. (I)	7,700	309,848
Helmerich & Payne, Inc.	3,470	157,191
Oceaneering International, Inc.	3,454	159,644
Superior Energy Services, Inc. (I)	1,739	37,632

		961,930
Oil, Gas & Consumable Fuels - 8.2%
Cabot Oil & Gas Corp. (L)	4,353	141,647
Cobalt International Energy, Inc. (I)	5,880	133,182
Concho Resources, Inc. (I)	3,183	279,276
CONSOL Energy, Inc.	7,329	205,798
Continental Resources, Inc. (I)	1,460	106,376
Denbury Resources, Inc. (I)	12,540	189,605
EQT Corp.	4,787	222,021
HollyFrontier Corp.	2,271	66,949
Kinder Morgan Management LLC (I)	1,457	103,523
Laredo Petroleum, Inc. (I)	800	16,840
Pioneer Natural Resources Company	3,738	361,465
Plains Exploration & Production Company (I)	2,697	96,526
QEP Resources, Inc.	5,732	150,866

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Range Resources Corp.	5,211	$299,320
SandRidge Energy, Inc. (I)	11,950	75,883
SM Energy Company	2,076	112,291
Sunoco, Inc.	1,223	56,808
Ultra Petroleum Corp. (I)	5,001	92,619
Whiting Petroleum Corp. (I)	3,760	162,470
WPX Energy, Inc. (I)	6,423	94,225

		2,967,690

		3,929,620
Financials - 6.1%
Capital Markets - 1.1%
Affiliated Managers Group, Inc. (I)	1,680	173,158
Eaton Vance Corp. (L)	3,728	90,740
LPL Investment Holdings, Inc. (I)	1,800	58,284
SEI Investments Company	4,573	81,902

		404,084
Diversified Financial Services - 1.6%
CBOE Holdings, Inc.	2,892	73,023
IntercontinentalExchange, Inc. (I)	2,348	287,513
Moody’s Corp.	2,299	84,120
MSCI, Inc. (I)	3,862	130,574

		575,230
Insurance - 0.8%
Arch Capital Group, Ltd. (I)	4,302	164,465
Brown & Brown, Inc.	3,988	102,093
Erie Indemnity Company	478	34,354

		300,912
Real Estate Investment Trusts - 1.8%
Digital Realty Trust, Inc. (L)	1,203	85,136
Essex Property Trust, Inc.	592	89,072
Federal Realty Investment Trust	733	72,039
Host Hotels & Resorts, Inc. (L)	14,714	224,536
Taubman Centers, Inc.	1,900	138,700
Weingarten Realty Investors	1,800	46,044

		655,527
Real Estate Management & Development - 0.7%
CBRE Group, Inc. (I)	9,963	163,891
Jones Lang LaSalle, Inc.	919	66,628

		230,519
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	5,300	32,860

		2,199,132
Health Care - 14.4%
Biotechnology - 2.4%
Amylin Pharmaceuticals, Inc. (I)	2,500	66,275
Human Genome Sciences, Inc. (I)	6,452	87,876
Regeneron Pharmaceuticals, Inc. (I)	2,339	317,285
Vertex Pharmaceuticals, Inc. (I)	6,739	404,610

		876,046
Health Care Equipment & Supplies - 3.7%
C.R. Bard, Inc.	2,574	250,167
DENTSPLY International, Inc. (L)	4,539	167,943
Edwards Lifesciences Corp. (I)	3,682	314,332
Gen-Probe, Inc. (I)	1,414	114,407
IDEXX Laboratories, Inc. (I)	1,723	146,179
ResMed, Inc. (I) (L)	4,615	142,973
Varian Medical Systems, Inc. (I)	3,642	213,640

		1,349,641

110

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services - 3.3%
AmerisourceBergen Corp.	8,317	$307,646
DaVita, Inc. (I)	3,025	245,781
Henry Schein, Inc. (I) (L)	2,899	215,425
Laboratory Corp. of America Holdings (I) (L)	3,084	256,836
Patterson Companies, Inc.	2,802	93,138
Universal Health Services, Inc., Class B	1,900	73,625

		1,192,451
Health Care Technology - 1.2%
Allscripts Healthcare Solutions, Inc. (I)	5,768	62,410
Cerner Corp. (I) (L)	4,640	361,734

		424,144
Life Sciences Tools & Services - 1.8%
Bio-Rad Laboratories, Inc., Class A (I)	425	42,334
Covance, Inc. (I)	1,190	55,216
Illumina, Inc. (I) (L)	3,894	167,676
Mettler-Toledo International, Inc. (I)	1,023	159,711
Waters Corp. (I)	2,895	230,963

		655,900
Pharmaceuticals - 2.0%
Endo Pharmaceuticals Holdings, Inc. (I)	1,300	42,276
Mylan, Inc. (I)	13,774	298,483
Perrigo Company (L)	2,810	291,931
Warner Chilcott PLC, Class A (I)	5,582	105,277

		737,967

		5,236,149
Industrials - 12.9%
Aerospace & Defense - 1.5%
BE Aerospace, Inc. (I)	3,329	144,212
Textron, Inc.	8,988	212,386
TransDigm Group, Inc. (I)	1,534	188,682

		545,280
Building Products - 0.5%
Masco Corp.	7,509	95,139
Owens Corning, Inc. (I)	2,400	74,064

		169,203
Commercial Services & Supplies - 1.2%
Copart, Inc. (I)	3,574	96,891
Stericycle, Inc. (I) (L)	2,716	236,998
Waste Connections, Inc.	3,749	116,032

		449,921
Construction & Engineering - 0.1%
Foster Wheeler AG (I)	1,218	21,790
Electrical Equipment - 2.0%
AMETEK, Inc.	5,135	260,396
Roper Industries, Inc.	3,101	313,883
Sensata Technologies Holding NV (I)	2,791	85,712
The Babcock & Wilcox Company (I)	3,440	84,796

		744,787
Machinery - 2.3%
Donaldson Company, Inc. (L)	4,558	163,040
Flowserve Corp.	1,740	178,837
Gardner Denver, Inc.	1,618	87,501
IDEX Corp.	1,300	51,649
Joy Global, Inc. (L)	3,396	189,701
Navistar International Corp. (I)	1,975	55,182
Pall Corp. (L)	1,865	103,806

		829,716

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Professional Services - 1.8%
Dun & Bradstreet Corp.	1,547	$104,531
IHS, Inc., Class A (I)	1,469	145,416
Nielsen Holdings NV (I)	4,026	111,681
Robert Half International, Inc.	2,171	61,700
Verisk Analytics, Inc., Class A (I)	4,460	213,634

		636,962
Road & Rail - 1.1%
J.B. Hunt Transport Services, Inc. (L)	2,994	171,047
Kansas City Southern	3,549	234,163

		405,210
Trading Companies & Distributors - 2.4%
Fastenal Company	8,964	396,478
MSC Industrial Direct Company, Inc., Class A	1,511	108,354
W.W. Grainger, Inc. (L)	1,916	371,033

		875,865

		4,678,734
Information Technology - 19.4%
Communications Equipment - 1.2%
Acme Packet, Inc. (I) (L)	1,877	42,946
F5 Networks, Inc. (I)	2,567	265,633
Polycom, Inc. (I)	3,710	42,442
Riverbed Technology, Inc. (I)	4,821	79,064

		430,085
Computers & Peripherals - 0.6%
SanDisk Corp. (I)	2,677	87,538
Western Digital Corp. (I)	3,800	119,282

		206,820
Electronic Equipment, Instruments & Components - 1.9%
Amphenol Corp., Class A	5,248	279,141
Dolby Laboratories, Inc., Class A (I)	1,687	72,355
Flextronics International, Ltd. (I)	7,751	49,761
FLIR Systems, Inc.	4,907	104,666
Trimble Navigation, Ltd. (I)	3,956	186,585

		692,508
Internet Software & Services - 2.8%
Akamai Technologies, Inc. (I)	5,728	168,060
Equinix, Inc. (I)	1,532	249,885
IAC/InterActiveCorp	2,400	107,808
LinkedIn Corp., Class A (I)	1,399	134,444
Rackspace Hosting, Inc. (I)	3,395	167,951
VeriSign, Inc. (I)	5,147	196,770

		1,024,918
IT Services - 3.4%
Alliance Data Systems Corp. (I)	1,600	201,600
Fiserv, Inc. (I)	4,435	299,052
Gartner, Inc. (I)	3,000	122,040
Global Payments, Inc.	2,506	106,455
Teradata Corp. (I)	5,411	359,723
VeriFone Systems, Inc. (I)	3,367	121,582

		1,210,452
Semiconductors & Semiconductor Equipment - 3.9%
Advanced Micro Devices, Inc. (I)	19,100	116,128
Atmel Corp. (I) (L)	14,738	103,166
Avago Technologies, Ltd. (L)	7,440	246,264
Cree, Inc. (I)	3,576	89,650
Freescale Semiconductor Holdings I, Ltd. (I)	1,647	15,152
Lam Research Corp. (I) (L)	1,381	51,511
Linear Technology Corp.	7,301	211,875
LSI Corp. (I)	18,200	121,030

111

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Micron Technology, Inc. (I)	31,700	$185,128
NVIDIA Corp. (I)	9,777	121,528
Skyworks Solutions, Inc. (I)	6,086	163,470

		1,424,902
Software - 5.6%
ANSYS, Inc. (I)	2,963	183,336
Autodesk, Inc. (I)	7,280	233,106
BMC Software, Inc. (I)	5,261	222,646
Electronic Arts, Inc. (I)	3,723	50,707
FactSet Research Systems, Inc.	1,375	144,966
Fortinet, Inc. (I)	4,000	85,000
Informatica Corp. (I)	3,409	141,235
MICROS Systems, Inc. (I)	2,568	135,488
Nuance Communications, Inc. (I)	7,797	161,320
Red Hat, Inc. (I)	6,231	320,149
Rovi Corp. (I)	3,507	85,676
Solera Holdings, Inc.	2,220	98,568
TIBCO Software, Inc. (I)	5,288	141,454
Zynga, Inc. (I)	4,700	29,422

		2,033,073

		7,022,758
Materials - 5.6%
Chemicals - 4.3%
Albemarle Corp.	2,831	171,842
Celanese Corp., Series A	5,044	200,802
CF Industries Holdings, Inc.	733	125,314
FMC Corp.	4,520	230,384
Sigma-Aldrich Corp.	3,870	268,462
The Scotts Miracle-Gro Company, Class A	1,389	59,963
The Sherwin-Williams Company	2,850	369,474
W.R. Grace & Company (I)	2,300	120,750

		1,546,991
Construction Materials - 0.1%
Vulcan Materials Company	1,500	51,975
Containers & Packaging - 0.9%
AptarGroup, Inc.	700	35,469
Ball Corp.	4,801	191,896
Crown Holdings, Inc. (I)	3,148	107,315

		334,680
Metals & Mining - 0.3%
Molycorp, Inc. (I) (L)	1,732	34,086
Walter Energy, Inc.	1,309	63,421

		97,507

		2,031,153
Telecommunication Services - 1.0%
Diversified Telecommunication Services - 0.2%
Level 3 Communications, Inc. (I)	3,080	65,388
Wireless Telecommunication Services - 0.8%
MetroPCS Communications, Inc. (I)	4,993	31,955
NII Holdings, Inc. (I) (L)	5,611	64,639
SBA Communications Corp., Class A (I) (L)	3,747	194,657

		291,251

		356,639
Utilities - 0.6%
Electric Utilities - 0.3%
ITC Holdings Corp.	1,600	110,320

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Independent Power Producers & Energy Traders - 0.3%
Calpine Corp. (I)	6,529	$109,687

		220,007

TOTAL COMMON STOCKS (Cost $30,323,413)		$35,676,220

SECURITIES LENDING COLLATERAL - 11.5%
John Hancock Collateral
Investment Trust, 0.3309% (W) (Y)	415,869	4,161,681

TOTAL SECURITIES LENDING
COLLATERAL (Cost $4,160,441)		$4,161,681

SHORT-TERM INVESTMENTS - 1.7%
U.S. Government - 0.2%
U.S. Treasury Bill
0.050%, 06/14/2012 *	$25,000	$25,000
0.080%, 08/09/2012 *	30,000	29,996

		54,996
Money Market Funds - 1.5%
AIM Short-Term Investment Trust, STIC
Prime Portfolio,
Institutional Class 0.080% (Y)	548,958	548,958

TOTAL SHORT-TERM INVESTMENTS (Cost $603,954)		$603,954

Total Investments (Mid Cap Growth Index Fund)
(Cost $35,087,808) - 111.6%		$40,441,855
Other assets and liabilities, net - (11.6%)		(4,194,385)

TOTAL NET ASSETS - 100.0%		$36,247,470

Mid Cap Stock Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 89.0%
Consumer Discretionary - 21.5%
Auto Components - 0.5%
WABCO Holdings, Inc. (I)	88,148	$4,562,540
Diversified Consumer Services - 0.6%
Sotheby’s (L)	172,740	5,268,570
Hotels, Restaurants & Leisure - 2.0%
Buffalo Wild Wings, Inc. (I)(L)	88,670	7,546,704
The Cheesecake Factory, Inc. (I)(L)	347,260	11,265,114

		18,811,818
Household Durables - 2.2%
D.R. Horton, Inc. (L)	169,650	2,816,190
Jarden Corp.	259,498	10,548,594
Lennar Corp., Class A (L)	169,850	4,635,207
PulteGroup, Inc. (I)(L)	295,600	2,766,816

		20,766,807
Internet & Catalog Retail - 3.1%
HomeAway, Inc. (I)	148,720	3,494,920
Shutterfly, Inc. (I)(L)	333,853	9,204,327
TripAdvisor, Inc. (I)(L)	369,360	15,838,157

		28,537,404
Leisure Equipment & Products - 0.5%
Brunswick Corp. (L)	205,664	4,504,042
Media - 1.5%
DreamWorks Animation SKG, Inc. (I)(L)	332,370	5,912,862

112

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
Sirius XM Radio, Inc. (I)(L)	4,517,070	$8,537,262

		14,450,124
Specialty Retail - 6.4%
DSW, Inc., Class A	155,490	9,279,643
Express, Inc. (I)	524,831	9,709,374
GNC Holdings, Inc., Class A	379,326	14,615,431
Hibbett Sports, Inc. (I)(L)	201,010	11,262,590
The Children’s Place Retail Stores, Inc. (I)(L)	150,308	6,909,659
Urban Outfitters, Inc. (I)	282,570	7,903,483

		59,680,180
Textiles, Apparel & Luxury Goods - 4.7%
Deckers Outdoor Corp. (I)(L)	186,510	10,383,012
Hanesbrands, Inc. (I)(L)	545,780	15,205,431
PVH Corp.	140,990	11,420,190
Samsonite International SA	3,785,700	6,862,579

		43,871,212

		200,452,697
Energy - 6.6%
Energy Equipment & Services - 0.9%
Ensco PLC	185,500	8,330,805
Oil, Gas & Consumable Fuels - 5.7%
Cabot Oil & Gas Corp.	366,700	11,932,418
Cobalt International Energy, Inc. (I)	247,050	5,595,683
Newfield Exploration Company (I)	264,890	7,936,104
Pioneer Natural Resources Company (L)	93,500	9,041,450
Southwestern Energy Company (I)(L)	361,120	10,122,194
Vallares PLC (I)	42,246	411,356
Whiting Petroleum Corp. (I)	196,090	8,473,049

		53,512,254

		61,843,059
Financials - 4.0%
Capital Markets - 0.6%
Invesco, Ltd.	237,400	5,163,450
Commercial Banks - 1.8%
M&T Bank Corp. (L)	109,560	8,909,419
Regions Financial Corp.	1,181,310	7,430,440

		16,339,859
Diversified Financial Services - 0.6%
Justice Holdings, Ltd. (I)	397,247	6,061,557
Real Estate Investment Trusts - 1.0%
Host Hotels & Resorts, Inc. (L)	607,720	9,273,807

		36,838,673
Health Care - 14.8%
Biotechnology - 1.2%
Amylin Pharmaceuticals, Inc. (I)	136,377	3,615,354
Arena Pharmaceuticals, Inc. (I)(L)	396,500	2,652,585
Onyx Pharmaceuticals, Inc. (I)	69,120	3,164,314
Regeneron Pharmaceuticals, Inc. (I)	16,270	2,207,026

		11,639,279
Health Care Equipment & Supplies - 7.7%
Edwards Lifesciences Corp. (I)	243,280	20,768,814
Gen-Probe, Inc. (I)	199,003	16,101,333
HeartWare International, Inc. (I)(L)	147,330	11,988,242
Hologic, Inc. (I)	969,580	16,250,161
Intuitive Surgical, Inc. (I)	12,320	6,444,592

		71,553,142

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Technology - 2.1%
SXC Health Solutions Corp. (I)	218,486	$19,600,379
Life Sciences Tools & Services - 1.6%
PAREXEL International Corp. (I)	373,040	9,982,550
Waters Corp. (I)(L)	55,870	4,457,309

		14,439,859
Pharmaceuticals - 2.2%
Auxilium Pharmaceuticals, Inc. (I)	260,840	4,982,044
Salix Pharmaceuticals, Ltd. (I)	125,400	6,496,974
Watson Pharmaceuticals, Inc. (I)	130,720	9,319,029

		20,798,047

		138,030,706
Industrials - 14.2%
Aerospace & Defense - 1.1%
DigitalGlobe, Inc. (I)	612,900	9,904,464
Air Freight & Logistics - 2.4%
C.H. Robinson Worldwide, Inc. (L)	168,030	9,789,428
Expeditors International of Washington, Inc.	334,640	12,799,980

		22,589,408
Airlines - 1.1%
Spirit Airlines, Inc. (I)	488,958	10,077,424
Construction & Engineering - 1.1%
AECOM Technology Corp. (I)	220,034	3,584,354
Fluor Corp.	145,020	6,798,538

		10,382,892
Electrical Equipment - 1.2%
Polypore International, Inc. (I)(L)	293,610	10,860,634
Machinery - 3.5%
Colfax Corp. (I)	323,000	9,150,590
Flowserve Corp.	90,020	9,252,256
Pall Corp.	214,020	11,912,353
Westport Innovations, Inc. (I)(L)	102,500	2,502,025

		32,817,224
Professional Services - 2.3%
Capita PLC	1,029,047	9,805,806
IHS, Inc., Class A (I)(L)	118,818	11,761,794

		21,567,600
Road & Rail - 0.9%
Localiza Rent a Car SA	531,300	8,429,779
Trading Companies & Distributors - 0.6%
United Rentals, Inc. (I)(L)	168,104	5,807,993

		132,437,418
Information Technology - 25.2%
Communications Equipment - 1.6%
Finisar Corp. (I)(L)	544,490	7,813,432
Juniper Networks, Inc. (I)	415,690	7,149,868

		14,963,300
Electronic Equipment, Instruments & Components - 2.9%
Jabil Circuit, Inc.	475,460	9,095,550
Trimble Navigation, Ltd. (I)(L)	274,920	12,966,602
Universal Display Corp. (I)(L)	163,370	4,598,866

		26,661,018
Internet Software & Services - 4.4%
CoStar Group, Inc. (I)	12,800	945,792
Equinix, Inc. (I)(L)	114,600	18,692,406
IAC/InterActiveCorp	198,190	8,902,695

113

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
LinkedIn Corp., Class A (I)	132,470	$12,730,367

		41,271,260
IT Services - 3.3%
Gartner, Inc. (I)(L)	174,639	7,104,315
Genpact, Ltd. (I)	442,750	6,902,473
Teradata Corp. (I)	100,200	6,661,296
VeriFone Systems, Inc. (I)(L)	279,630	10,097,439

		30,765,523
Semiconductors & Semiconductor Equipment - 2.6%
Cypress Semiconductor Corp. (I)	624,800	8,241,112
Skyworks Solutions, Inc. (I)	601,170	16,147,426

		24,388,538
Software - 10.4%
Activision Blizzard, Inc. (L)	836,870	9,824,854
BroadSoft, Inc. (I)(L)	145,632	3,977,210
Cadence Design Systems, Inc. (I)(L)	1,554,140	15,852,228
Concur Technologies, Inc. (I)(L)	245,800	15,202,730
Jive Software, Inc. (I)(L)	318,850	5,340,738
MicroStrategy, Inc., Class A (I)	61,970	7,559,101
Red Hat, Inc. (I)	64,390	3,308,358
Salesforce.com, Inc. (I)(L)	103,200	14,305,584
Solera Holdings, Inc.	273,260	12,132,744
Splunk, Inc. (I)(L)	91,400	2,975,985
TIBCO Software, Inc. (I)	237,670	6,357,673

		96,837,205

		234,886,844
Materials - 2.7%
Chemicals - 0.9%
Methanex Corp.	293,350	8,205,000
Containers & Packaging - 1.8%
Ball Corp.	198,460	7,932,446
Crown Holdings, Inc. (I)	266,080	9,070,659

		17,003,105

		25,208,105

TOTAL COMMON STOCKS (Cost $758,365,721)		$829,697,502

INVESTMENT COMPANIES - 1.7%
Investment Companies - 1.7%
SPDR S&P Midcap 400 ETF Trust (L)	96,500	16,267,005

TOTAL INVESTMENT COMPANIES (Cost $16,170,177)		$16,267,005

SECURITIES LENDING COLLATERAL - 24.0%
John Hancock Collateral
Investment Trust, 0.3309% (W)(Y)	22,344,510	223,605,986

TOTAL SECURITIES LENDING
COLLATERAL (Cost $223,558,992)		$223,605,986

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 9.8%
Repurchase Agreement - 9.8%
Deutsche Tri-Party Repurchase Agreement
dated 05/31/2012 at 0.220% to be
repurchased at $90,900,556 on 06/01/2012,
collateralized by $85,291,036 Government
National Mortgage Association, 3.320% -
5.000% due 05/20/2026 - 03/15/2052
(valued at $92,718,002 including interest)	$90,900,000	$90,900,000

TOTAL SHORT-TERM INVESTMENTS (Cost $90,900,000)		$90,900,000

Total Investments (Mid Cap Stock Fund)
(Cost $1,088,994,890) - 124.5%		$1,160,470,493
Other assets and liabilities, net - (24.5%)		(228,409,350)

TOTAL NET ASSETS - 100.0%		$932,061,143

Mid Cap Value Equity Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.1%
Consumer Discretionary - 11.4%
Auto Components - 1.8%
TRW Automotive Holdings Corp. (I)	33,773	$1,302,625
Visteon Corp. (I)	25,496	1,019,840

		2,322,465
Automobiles - 0.7%
Ford Motor Company	81,761	863,396
Diversified Consumer Services - 0.5%
Apollo Group, Inc., Class A (I)	7,213	229,518
Capella Education Company (I)	7,300	224,183
ITT Educational Services, Inc. (I) (L)	4,391	249,848

		703,549
Hotels, Restaurants & Leisure - 1.9%
Darden Restaurants, Inc. (L)	6,857	354,713
Penn National Gaming, Inc. (I)	33,037	1,518,050
Royal Caribbean Cruises, Ltd.	23,333	549,492

		2,422,255
Household Durables - 0.5%
Newell Rubbermaid, Inc.	37,663	692,999
Internet & Catalog Retail - 0.7%
Liberty Interactive Corp., Series A (I)	54,477	913,035
Leisure Equipment & Products - 0.5%
Hasbro, Inc. (L)	19,265	682,366
Media - 3.3%
DISH Network Corp.	31,034	870,193
Liberty Media Corp. - Liberty
Capital, Series A (I)	8,116	687,993
National CineMedia, Inc.	56,781	765,976
Regal Entertainment Group (L)	45,410	624,388
The Interpublic Group of Companies, Inc.	36,279	376,939
Virgin Media, Inc. (L)	43,362	955,265

		4,280,754
Multiline Retail - 1.5%
Macy’s, Inc.	51,741	1,968,745

		14,849,564

114

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer Staples - 6.9%
Food Products - 4.1%
Dean Foods Company (I)	58,399	$913,360
Post Holdings, Inc. (I)	26,472	796,013
Ralcorp Holdings, Inc. (I)	29,523	1,876,187
Sara Lee Corp.	88,593	1,851,594

		5,437,154
Tobacco - 2.8%
Lorillard, Inc.	29,237	3,613,693

		9,050,847
Energy - 8.0%
Energy Equipment & Services - 2.4%
C&J Energy Services, Inc. (I) (L)	23,217	415,120
McDermott International, Inc. (I)	28,620	290,493
Nabors Industries, Ltd. (I)	61,192	829,152
Noble Corp. (I) (L)	50,380	1,575,383

		3,110,148
Oil, Gas & Consumable Fuels - 5.6%
Enbridge, Inc.	92,464	3,645,856
Kinder Morgan, Inc.	15,840	541,585
Pioneer Natural Resources Company	6,897	666,940
QEP Resources, Inc.	30,218	795,338
SM Energy Company	7,796	421,686
Whiting Petroleum Corp. (I)	30,410	1,314,016

		7,385,421

		10,495,569
Financials - 19.8%
Capital Markets - 1.9%
Invesco, Ltd.	92,670	2,015,573
Lazard, Ltd., Class A	23,315	537,644

		2,553,217
Commercial Banks - 7.9%
CIT Group, Inc. (I)	118,902	4,065,259
Comerica, Inc.	49,950	1,519,479
Fifth Third Bancorp	105,943	1,414,339
Huntington Bancshares, Inc.	199,972	1,307,817
M&T Bank Corp. (L)	11,149	906,637
SunTrust Banks, Inc.	17,811	408,228
TCF Financial Corp. (L)	56,210	662,716

		10,284,475
Diversified Financial Services - 0.3%
PICO Holdings, Inc. (I)	16,371	362,781
Insurance - 6.6%
Assurant, Inc.	15,539	518,692
Axis Capital Holdings, Ltd.	26,615	875,634
Everest Re Group, Ltd.	17,073	1,743,495
Lincoln National Corp.	69,890	1,444,626
PartnerRe, Ltd.	7,644	541,730
Validus Holdings, Ltd.	30,760	965,249
XL Group PLC	122,667	2,504,860

		8,594,286
Real Estate Investment Trusts - 3.1%
Boston Properties, Inc.	3,503	360,564
Digital Realty Trust, Inc.	5,940	420,374
Douglas Emmett, Inc.	18,993	406,450
Equity Lifestyle Properties, Inc.	5,675	373,756
Equity Residential	11,054	675,399
Hospitality Properties Trust	15,592	366,568
Rayonier, Inc. (L)	24,860	1,068,234

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Taubman Centers, Inc.	5,747	$419,531

		4,090,876

		25,885,635
Health Care - 9.7%
Health Care Equipment & Supplies - 2.3%
Teleflex, Inc.	23,721	1,409,027
Zimmer Holdings, Inc.	26,217	1,590,061

		2,999,088
Health Care Providers & Services - 2.3%
CIGNA Corp.	41,626	1,827,798
Humana, Inc.	15,894	1,214,143

		3,041,941
Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	41,681	1,694,749
Pharmaceuticals - 3.8%
Mylan, Inc. (I)	100,523	2,178,333
Watson Pharmaceuticals, Inc. (I)	37,913	2,702,818

		4,881,151

		12,616,929
Industrials - 17.0%
Aerospace & Defense - 0.9%
Embraer SA, ADR	19,039	536,900
L-3 Communications Holdings, Inc.	4,800	327,312
Raytheon Company	7,700	387,464

		1,251,676
Airlines - 1.6%
Delta Air Lines, Inc. (I)	60,854	736,333
United Continental Holdings, Inc. (I) (L)	34,866	877,577
US Airways Group, Inc. (I) (L)	40,715	538,252

		2,152,162
Building Products - 1.1%
AO Smith Corp.	30,955	1,428,883
Construction & Engineering - 1.8%
Chicago Bridge & Iron Company NV	33,474	1,203,056
Jacobs Engineering Group, Inc. (I) (L)	15,445	548,606
KBR, Inc.	21,713	553,030

		2,304,692
Electrical Equipment - 4.4%
Cooper Industries PLC	68,485	4,828,193
Rockwell Automation, Inc. (L)	12,526	908,260

		5,736,453
Machinery - 2.9%
AGCO Corp. (I)	26,345	1,059,332
Eaton Corp.	30,082	1,283,298
Parker Hannifin Corp.	17,170	1,403,476

		3,746,106
Road & Rail - 4.3%
Con-way, Inc.	15,428	545,380
J.B. Hunt Transport Services, Inc. (L)	34,968	1,997,722
Kansas City Southern	34,897	2,302,504
Werner Enterprises, Inc. (L)	30,481	741,908

		5,587,514

		22,207,486

115

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Information Technology - 6.8%
Computers & Peripherals - 1.1%
Diebold, Inc.	22,663	$838,758
NCR Corp. (I)	24,693	528,924

		1,367,682
Electronic Equipment, Instruments & Components - 2.0%
Amphenol Corp., Class A	22,926	1,219,434
Avnet, Inc. (I)	46,081	1,405,010

		2,624,444
IT Services - 0.7%
Amdocs, Ltd. (I)	33,718	969,393
Semiconductors & Semiconductor Equipment - 3.0%
Advanced Micro Devices, Inc. (I) (L)	94,821	576,512
LSI Corp. (I)	237,736	1,580,944
Microchip Technology, Inc. (L)	44,821	1,390,347
ON Semiconductor Corp. (I)	63,739	429,601

		3,977,404

		8,938,923
Materials - 7.1%
Chemicals - 4.8%
Agrium, Inc.	3,590	280,523
Eastman Chemical Company	70,127	3,265,113
PPG Industries, Inc.	26,684	2,760,193

		6,305,829
Containers & Packaging - 0.3%
Rock-Tenn Company, Class A	8,226	424,379
Metals & Mining - 1.3%
Allegheny Technologies, Inc.	15,694	504,091
Freeport-McMoRan Copper & Gold, Inc.	7,737	247,893
Nucor Corp.	24,980	893,285

		1,645,269
Paper & Forest Products - 0.7%
Domtar Corp.	11,523	911,585

		9,287,062
Telecommunication Services - 1.3%
Diversified Telecommunication Services - 1.3%
CenturyLink, Inc.	43,084	1,689,754
Utilities - 9.1%
Electric Utilities - 3.2%
Entergy Corp.	14,928	963,304
NV Energy, Inc.	38,967	674,129
Pepco Holdings, Inc. (L)	38,405	731,999
Pinnacle West Capital Corp.	24,089	1,189,515
Xcel Energy, Inc.	20,566	576,255

		4,135,202
Gas Utilities - 0.4%
Questar Corp.	24,767	497,074
Multi-Utilities - 5.5%
Ameren Corp.	18,761	606,168
CenterPoint Energy, Inc.	72,586	1,468,415
DTE Energy Company	30,550	1,736,157
Sempra Energy	23,617	1,535,341
Wisconsin Energy Corp. (L)	50,168	1,898,357

		7,244,438

		11,876,714

TOTAL COMMON STOCKS (Cost $97,220,870)		$126,898,483

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

CONVERTIBLE BONDS - 0.2%
Materials - 0.2%
Cemex SAB de CV 3.750%, 03/15/2018 (S)	$312,000	$222,690

TOTAL CONVERTIBLE BONDS (Cost $312,000)		$222,690

WARRANTS - 0.0%
Energy - 0.0%
Kinder Morgan, Inc. (Expiration Date:
05/25/2017; Strike Price: $40.00 ) (I)	23,961	54,631

TOTAL WARRANTS (Cost $25,566)		$54,631

SECURITIES LENDING COLLATERAL - 9.5%
John Hancock Collateral
Investment Trust, 0.3309% (W) (Y)	1,240,785	12,416,784

TOTAL SECURITIES LENDING
COLLATERAL (Cost $12,409,622)		$12,416,784

SHORT-TERM INVESTMENTS - 3.5%
Commercial Paper - 3.5%
Bank of Nova Scotia, 0.1174%, 06/01/2012 * $	4,600,000	$4,600,000

TOTAL SHORT-TERM INVESTMENTS (Cost $4,600,000)		$4,600,000

Total Investments (Mid Cap Value Equity Fund)
(Cost $114,568,058) - 110.3%		$144,192,588
Other assets and liabilities, net - (10.3%)		(13,430,044)

TOTAL NET ASSETS - 100.0%		$130,762,544

Mid Cap Value Index Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.5%
Consumer Discretionary - 12.7%
Auto Components - 1.2%
Autoliv, Inc.	2,306	$133,310
Delphi Automotive PLC (I)	900	26,127
Lear Corp.	2,619	104,367
TRW Automotive Holdings Corp. (I)	2,766	106,685

		370,489
Distributors - 0.9%
Genuine Parts Company (L)	4,092	257,796
Diversified Consumer Services - 0.5%
DeVry, Inc.	1,600	43,728
H&R Block, Inc.	7,747	118,297

		162,025
Hotels, Restaurants & Leisure - 1.8%
Darden Restaurants, Inc. (L)	3,353	173,451
Hyatt Hotels Corp., Class A (I)	763	28,223
International Game Technology	5,123	73,259
Royal Caribbean Cruises, Ltd.	3,758	88,501
Wyndham Worldwide Corp.	3,845	191,481

		554,915
Household Durables - 2.8%
D.R. Horton, Inc. (L)	7,510	124,666
Garmin, Ltd. (L)	1,972	84,717
Harman International Industries, Inc.	1,810	70,988
Leggett & Platt, Inc. (L)	3,815	79,314
Mohawk Industries, Inc. (I)	1,498	102,014
Newell Rubbermaid, Inc.	7,582	139,509

116

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables (continued)
NVR, Inc. (I) (L)	64	$51,507
Toll Brothers, Inc. (I)	2,006	54,724
Whirlpool Corp.	2,065	127,782

		835,221
Internet & Catalog Retail - 0.9%
Expedia, Inc.	2,500	114,725
Liberty Interactive Corp., Series A (I)	9,372	157,075

		271,800
Leisure Equipment & Products - 1.3%
Hasbro, Inc. (L)	3,012	106,685
Mattel, Inc.	8,901	277,088

		383,773
Media - 0.9%
Gannett Company, Inc. (L)	6,316	82,487
Lamar Advertising Company, Class A (I)	596	14,668
The Interpublic Group of Companies, Inc.	5,839	60,667
The Washington Post Company, Class B (L)	127	44,300
Virgin Media, Inc. (L)	2,485	54,745

		256,867
Multiline Retail - 1.1%
J.C. Penney Company, Inc.	4,320	113,314
Nordstrom, Inc.	4,386	207,765

		321,079
Specialty Retail - 1.3%
American Eagle Outfitters, Inc.	4,574	88,324
Foot Locker, Inc.	4,000	126,960
GameStop Corp., Class A (L)	3,562	68,319
Guess?, Inc.	1,745	46,487
Williams-Sonoma, Inc. (L)	1,651	57,636

		387,726

		3,801,691
Consumer Staples - 6.6%
Beverages - 2.2%
Beam, Inc.	1,823	110,401
Coca-Cola Enterprises, Inc.	7,996	218,771
Constellation Brands, Inc., Class A (I)	4,654	89,776
Dr. Pepper Snapple Group, Inc.	5,622	231,964

		650,912
Food & Staples Retailing - 0.4%
Safeway, Inc. (L)	7,057	134,224
Food Products - 3.7%
Bunge, Ltd. (L)	3,842	228,599
Corn Products International, Inc. (I)	1,300	66,417
Hormel Foods Corp. (L)	2,576	77,048
McCormick & Company, Inc., Non-
Voting Shares (L)	3,171	178,718
Ralcorp Holdings, Inc. (I)	1,409	89,542
Smithfield Foods, Inc. (I)	3,898	76,674
The J.M. Smucker Company	2,981	228,225
Tyson Foods, Inc., Class A	7,920	153,410

		1,098,633
Household Products - 0.3%
Church & Dwight Company, Inc.	1,908	101,582

		1,985,351
Energy - 4.2%
Energy Equipment & Services - 1.3%
McDermott International, Inc. (I)	6,236	63,295

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Nabors Industries, Ltd. (I)	7,646	$103,603
Patterson-UTI Energy, Inc.	4,142	62,627
Rowan Companies Plc (I)	3,290	98,700
Superior Energy Services, Inc. (I)	2,700	58,428

		386,653
Oil, Gas & Consumable Fuels - 2.9%
Alpha Natural Resources, Inc. (I)	5,782	60,595
Arch Coal, Inc. (L)	5,609	35,561
Cabot Oil & Gas Corp.	1,900	61,826
Cimarex Energy Company	2,232	118,899
Energen Corp.	1,910	84,327
HollyFrontier Corp.	3,400	100,232
Kinder Morgan Management LLC (I)	1,198	85,094
Newfield Exploration Company (I)	3,568	106,897
Plains Exploration & Production Company (I)	1,231	44,057
Sunoco, Inc.	1,800	83,610
Tesoro Corp. (I)	3,685	81,512

		862,610

		1,249,263
Financials - 29.6%
Capital Markets - 1.1%
Ares Capital Corp.	5,901	89,046
Jefferies Group, Inc. (L)	3,450	46,092
Legg Mason, Inc.	3,360	85,512
Raymond James Financial, Inc.	3,038	103,839

		324,489
Commercial Banks - 4.2%
BOK Financial Corp.	705	39,304
CIT Group, Inc. (I)	5,057	172,899
Comerica, Inc.	5,223	158,884
Commerce Bancshares, Inc.	2,045	79,223
Cullen/Frost Bankers, Inc.	1,468	83,515
First Republic Bank (I)	2,370	74,418
Huntington Bancshares, Inc.	22,759	148,844
KeyCorp	25,083	188,123
Regions Financial Corp.	37,197	233,969
Zions Bancorporation	4,887	93,000

		1,272,179
Consumer Finance - 0.6%
SLM Corp.	13,409	187,324
Diversified Financial Services - 1.6%
Leucadia National Corp.	5,471	111,171
Moody’s Corp.	3,455	126,418
NYSE Euronext	6,770	164,579
The NASDAQ OMX Group, Inc.	3,378	73,911

		476,079
Insurance - 9.4%
Alleghany Corp. (I)	340	111,860
American Financial Group, Inc.	1,912	74,358
Arthur J. Gallagher & Company	3,100	107,694
Assurant, Inc.	2,300	76,774
Assured Guaranty, Ltd.	4,318	51,557
Axis Capital Holdings, Ltd.	3,064	100,806
Cincinnati Financial Corp. (L)	4,100	147,928
Erie Indemnity Company	386	27,742
Everest Re Group, Ltd.	1,420	145,010
Fidelity National Financial, Inc., Class A	5,278	99,438
Genworth Financial, Inc., Class A (I)	12,919	67,696
HCC Insurance Holdings, Inc.	2,691	84,121
Lincoln National Corp.	7,719	159,552

117

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Markel Corp. (I)	242	$106,115
Old Republic International Corp.	6,478	63,938
PartnerRe, Ltd.	1,719	121,826
Principal Financial Group, Inc.	7,900	194,024
Reinsurance Group of America, Inc.	1,948	97,731
RenaissanceRe Holdings, Ltd.	1,382	106,511
Torchmark Corp.	2,679	125,002
Unum Group	7,672	153,056
Validus Holdings, Ltd.	1,753	55,009
W.R. Berkley Corp.	3,084	118,179
White Mountains Insurance Group, Ltd.	149	76,738
Willis Group Holdings PLC	4,593	161,995
XL Group PLC	8,333	170,160

		2,804,820
Real Estate Investment Trusts - 11.6%
Alexandria Real Estate Equities, Inc.	1,665	113,986
American Capital Agency Corp.	7,836	256,002
AvalonBay Communities, Inc.	2,516	351,611
Camden Property Trust	2,112	137,512
Chimera Investment Corp.	27,223	76,224
DDR Corp.	5,888	81,784
Digital Realty Trust, Inc. (L)	1,853	131,137
Duke Realty Corp.	6,723	93,046
Essex Property Trust, Inc.	460	69,212
Federal Realty Investment Trust	1,094	107,518
Health Care REIT, Inc.	5,554	308,080
Hospitality Properties Trust	3,260	76,643
Host Hotels & Resorts, Inc. (L)	6,492	99,068
Kimco Realty Corp.	10,758	193,106
Liberty Property Trust	3,147	109,106
Piedmont Office Realty Trust, Inc., Class A	4,563	75,335
Plum Creek Timber Company, Inc. (L)	4,268	155,782
Rayonier, Inc. (L)	3,213	138,063
Realty Income Corp.	3,525	135,113
Regency Centers Corp.	2,339	102,472
Senior Housing Properties Trust	4,300	88,795
SL Green Realty Corp.	2,283	171,248
The Macerich Company	3,449	196,765
UDR, Inc.	7,064	182,958
Weingarten Realty Investors	1,555	39,777

		3,490,343
Real Estate Management & Development - 0.1%
Jones Lang LaSalle, Inc.	424	30,740
Thrifts & Mortgage Finance - 1.0%
Hudson City Bancorp, Inc. (L)	8,105	50,251
New York Community Bancorp, Inc. (L)	11,508	142,124
People’s United Financial, Inc.	9,603	111,683

		304,058

		8,890,032
Health Care - 4.9%
Biotechnology - 0.2%
Amylin Pharmaceuticals, Inc. (I)	2,000	53,020
Health Care Equipment & Supplies - 0.9%
CareFusion Corp. (I)	5,962	144,519
Hologic, Inc. (I)	6,984	117,052

		261,571
Health Care Providers & Services - 1.6%
Coventry Health Care, Inc.	3,722	113,149
Omnicare, Inc.	3,030	95,506
Quest Diagnostics, Inc.	4,200	238,980

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Universal Health Services, Inc., Class B	869	$33,674

		481,309
Life Sciences Tools & Services - 0.8%
Bio-Rad Laboratories, Inc., Class A (I)	200	19,922
Covance, Inc. (I)	500	23,200
Life Technologies Corp. (I)	4,700	192,277

		235,399
Pharmaceuticals - 1.4%
Endo Pharmaceuticals Holdings, Inc. (I)	2,006	65,235
Hospira, Inc. (I)	4,295	134,262
Watson Pharmaceuticals, Inc. (I)	3,372	240,390

		439,887

		1,471,186
Industrials - 11.8%
Aerospace & Defense - 0.8%
L-3 Communications Holdings, Inc.	2,585	176,271
Spirit Aerosystems Holdings, Inc., Class A (I)	3,136	72,348

		248,619
Airlines - 2.3%
Delta Air Lines, Inc. (I)	22,236	269,056
Southwest Airlines Company	20,401	184,221
United Continental Holdings, Inc. (I) (L)	8,750	220,238

		673,515
Building Products - 0.3%
Masco Corp.	3,321	42,077
Owens Corning, Inc. (I)	1,036	31,971

		74,048
Commercial Services & Supplies - 1.4%
Avery Dennison Corp.	2,785	81,071
Cintas Corp.	3,108	114,685
Iron Mountain, Inc.	3,400	96,390
Pitney Bowes, Inc. (L)	5,476	74,693
R.R. Donnelley & Sons Company (L)	4,679	50,346

		417,185
Construction & Engineering - 1.7%
AECOM Technology Corp. (I)	2,748	44,765
Foster Wheeler AG (I)	1,800	32,202
Jacobs Engineering Group, Inc. (I)	3,400	120,768
KBR, Inc.	3,937	100,275
Quanta Services, Inc. (I)	5,590	126,222
URS Corp.	2,167	78,380

		502,612
Electrical Equipment - 1.3%
Cooper Industries PLC	4,144	292,152
Hubbell, Inc., Class B	1,404	110,804

		402,956
Machinery - 2.5%
AGCO Corp. (I)	2,600	104,546
IDEX Corp.	1,100	43,703
Pall Corp. (L)	1,547	86,106
Pentair, Inc.	2,592	105,650
Snap-On, Inc.	1,500	90,765
SPX Corp.	1,384	99,413
Timken Company	2,151	102,603
Xylem, Inc.	4,900	124,117

		756,903

118

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Professional Services - 1.2%
Equifax, Inc.	3,180	$143,641
Manpower, Inc.	2,176	78,227
Robert Half International, Inc.	1,850	52,577
Towers Watson & Company, Class A	1,533	92,379

		366,824
Road & Rail - 0.3%
Hertz Global Holdings, Inc. (I)	7,350	100,034

		3,542,696
Information Technology - 9.7%
Communications Equipment - 0.5%
Harris Corp. (L)	2,988	118,863
Polycom, Inc. (I)	1,600	18,304

		137,167
Computers & Peripherals - 1.8%
Lexmark International, Inc., Class A	1,820	45,518
SanDisk Corp. (I)	4,174	136,490
Seagate Technology PLC	10,600	248,358
Western Digital Corp. (I)	3,051	95,771

		526,137
Electronic Equipment, Instruments & Components - 1.8%
Arrow Electronics, Inc. (I)	3,031	102,781
Avnet, Inc. (I)	3,845	117,234
Flextronics International, Ltd. (I)	11,789	75,685
Ingram Micro, Inc., Class A (I)	3,968	70,749
Jabil Circuit, Inc.	5,010	95,841
Molex, Inc.	1,721	39,703
Molex, Inc., Class A	1,879	37,091

		539,084
IT Services - 1.6%
Computer Sciences Corp.	4,044	107,732
Fidelity National Information Services, Inc.	6,100	199,958
SAIC, Inc. (L)	7,244	80,481
Total Systems Services, Inc.	4,243	98,735

		486,906
Semiconductors & Semiconductor Equipment - 3.4%
KLA-Tencor Corp.	4,384	200,919
Lam Research Corp. (I) (L)	2,069	77,174
Maxim Integrated Products, Inc.	7,660	192,726
Microchip Technology, Inc. (L)	5,056	156,837
NVIDIA Corp. (I)	8,023	99,726
ON Semiconductor Corp. (I)	12,212	82,309
Xilinx, Inc.	6,900	220,593

		1,030,284
Software - 0.6%
Electronic Arts, Inc. (I)	5,700	77,634
Synopsys, Inc. (I)	3,886	114,831

		192,465

		2,912,043
Materials - 8.0%
Chemicals - 3.1%
Airgas, Inc.	1,716	148,966
Ashland, Inc.	2,070	132,335
CF Industries Holdings, Inc.	1,142	195,236
Eastman Chemical Company	3,563	165,893
Huntsman Corp.	5,171	66,189
International Flavors & Fragrances, Inc. (L)	2,097	118,229
Valspar Corp.	2,308	111,269

		938,117

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction Materials - 0.5%
Martin Marietta Materials, Inc.	1,228	$82,853
Vulcan Materials Company	2,223	77,027

		159,880
Containers & Packaging - 1.9%
AptarGroup, Inc.	1,100	55,737
Bemis Company, Inc.	2,732	82,944
Crown Holdings, Inc. (I)	1,400	47,726
Greif, Inc., Class A	642	28,081
Owens-Illinois, Inc. (I)	4,141	80,915
Rock-Tenn Company, Class A	1,883	97,144
Sealed Air Corp.	4,765	74,572
Sonoco Products Company	2,715	83,541

		550,660
Metals & Mining - 1.8%
Allegheny Technologies, Inc.	2,742	88,073
Cliffs Natural Resources, Inc.	3,701	176,834
Reliance Steel & Aluminum Company	1,999	94,373
Steel Dynamics, Inc.	5,504	58,012
Titanium Metals Corp.	2,266	26,014
United States Steel Corp. (L)	3,909	79,353
Walter Energy, Inc.	563	27,276

		549,935
Paper & Forest Products - 0.7%
Domtar Corp.	971	76,816
MeadWestvaco Corp.	4,471	122,953

		199,769

		2,398,361
Telecommunication Services - 1.2%
Diversified Telecommunication Services - 0.9%
Frontier Communications Corp. (L)	27,010	101,017
Level 3 Communications, Inc. (I)	1,468	31,166
Windstream Corp. (L)	15,753	147,448

		279,631
Wireless Telecommunication Services - 0.3%
MetroPCS Communications, Inc. (I)	4,100	26,240
Telephone & Data Systems, Inc.	2,619	51,987
United States Cellular Corp. (I)	364	13,610

		91,837

		371,468
Utilities - 10.8%
Electric Utilities - 1.7%
NV Energy, Inc.	6,269	108,454
OGE Energy Corp.	2,578	137,252
Pepco Holdings, Inc. (L)	5,954	113,483
Pinnacle West Capital Corp.	2,877	142,066

		501,255
Gas Utilities - 1.7%
AGL Resources, Inc.	3,065	114,876
National Fuel Gas Company	1,912	82,656
ONEOK, Inc.	2,609	216,521
UGI Corp.	2,958	84,835

		498,888
Independent Power Producers & Energy Traders - 0.5%
Calpine Corp. (I)	2,908	48,854
NRG Energy, Inc. (I)	6,164	94,432

		143,286

119

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multi-Utilities - 6.1%
Alliant Energy Corp.	2,908	$127,050
Ameren Corp.	6,345	205,006
CenterPoint Energy, Inc.	10,698	216,421
CMS Energy Corp.	6,903	160,840
DTE Energy Company	4,454	253,120
Integrys Energy Group, Inc.	2,123	114,854
MDU Resources Group, Inc.	4,719	106,035
NiSource, Inc.	7,476	187,572
SCANA Corp. (L)	3,256	152,868
TECO Energy, Inc.	5,562	96,778
Wisconsin Energy Corp. (L)	6,033	228,288

		1,848,832
Water Utilities - 0.8%
American Water Works Company, Inc.	4,676	159,965
Aqua America, Inc.	3,688	85,193

		245,158

		3,237,419

TOTAL COMMON STOCKS (Cost $28,107,042)		$29,859,510

SECURITIES LENDING COLLATERAL - 13.7%
John Hancock Collateral
Investment Trust, 0.3309% (W) (Y)	412,417	4,127,137

TOTAL SECURITIES LENDING
COLLATERAL (Cost $4,125,955)		$4,127,137

SHORT-TERM INVESTMENTS - 1.2%
Money Market Funds - 1.0%
AIM Short-Term Investment Trust, STIC
Prime Portfolio, Institutional
Class, 0.080% (Y)	305,375	305,375
U.S. Government - 0.2%
U.S. Treasury Bill
0.046%, 06/14/2012 *	$30,000	$29,999
0.085%, 08/09/2012 *	20,000	19,997

		49,996

TOTAL SHORT-TERM INVESTMENTS (Cost $355,371)		$355,371

Total Investments (Mid Cap Value Index Fund)
(Cost $32,588,368) - 114.4%		$34,342,018
Other assets and liabilities, net - (14.4%)		(4,328,304)

TOTAL NET ASSETS - 100.0%		$30,013,714

Mid Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 91.2%
Consumer Discretionary - 12.2%
Auto Components - 0.6%
Visteon Corp. (I)	76,900	$3,076,000
Diversified Consumer Services - 1.3%
Career Education Corp. (I)	74,900	489,846
H&R Block, Inc. (L)	112,000	1,710,240
Strayer Education, Inc. (L)	28,300	2,542,755
Weight Watchers International, Inc. (L)	24,532	1,391,946

		6,134,787

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 1.3%
International Game Technology	282,900	$4,045,470
WMS Industries, Inc. (I)	104,500	2,145,385

		6,190,855
Leisure Equipment & Products - 1.7%
Hasbro, Inc. (L)	40,400	1,430,968
Mattel, Inc.	156,300	4,865,619
Sankyo Company, Ltd.	33,900	1,631,238

		7,927,825
Media - 4.9%
Cablevision Systems Corp., Class A (L)	191,400	2,189,616
Charter Communications, Inc., Class A (I)	80,535	5,049,545
DISH Network Corp.	121,300	3,401,252
DreamWorks Animation SKG, Inc. (I) (L)	240,700	4,282,053
Meredith Corp. (L)	84,000	2,485,560
Scholastic Corp. (L)	48,800	1,315,160
The Washington Post Company, Class B (L)	12,000	4,185,840

		22,909,026
Multiline Retail - 0.5%
J.C. Penney Company, Inc. (L)	82,500	2,163,975
Specialty Retail - 1.9%
CarMax, Inc. (I) (L)	64,900	1,830,829
The Gap, Inc. (L)	264,300	7,003,950

		8,834,779

		57,237,247
Consumer Staples - 9.3%
Beverages - 1.5%
Beam, Inc.	82,700	5,008,312
Brown Forman Corp., Class B	25,600	2,231,808

		7,240,120
Food & Staples Retailing - 2.5%
Sysco Corp. (L)	182,100	5,082,411
The Kroger Company	312,800	6,884,728

		11,967,139
Food Products - 3.7%
Campbell Soup Company (L)	101,400	3,214,380
Flowers Foods, Inc. (L)	203,600	4,483,272
Kellogg Company	91,200	4,448,736
McCormick & Company, Inc., Non
Voting Shares (L)	55,900	3,150,524
Tootsie Roll Industries, Inc. (L)	85,087	1,901,694

		17,198,606
Household Products - 0.7%
Clorox Company	49,500	3,405,600
Personal Products - 0.9%
Avon Products, Inc.	245,500	4,063,025

		43,874,490
Energy - 7.5%
Energy Equipment & Services - 0.9%
Exterran Holdings, Inc. (I)	344,400	3,974,376
Oil, Gas & Consumable Fuels - 6.6%
CONSOL Energy, Inc. (L)	80,100	2,249,208
EQT Corp.	3,900	180,882
Hess Corp.	134,300	5,868,910
Murphy Oil Corp.	114,000	5,314,680
Nexen, Inc.	566,600	8,855,958
QEP Resources, Inc.	201,800	5,311,376

120

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp.	158,200	$3,338,020

		31,119,034

		35,093,410
Financials - 26.2%
Capital Markets - 6.3%
E*TRADE Financial Corp. (I)	752,710	6,390,508
Federated Investors, Inc., Class B (L)	27,300	548,457
Greenhill & Company, Inc. (L)	54,000	1,882,980
Janus Capital Group, Inc. (L)	509,700	3,720,810
Lazard, Ltd., Class A	146,400	3,375,984
Legg Mason, Inc.	145,800	3,710,610
Northern Trust Corp.	233,700	10,091,166

		29,720,515
Commercial Banks - 4.8%
CIT Group, Inc. (I)	242,000	8,273,980
Commerce Bancshares, Inc. (L)	49,063	1,900,701
First Horizon National Corp.	334,558	2,837,052
M&T Bank Corp. (L)	30,400	2,472,128
SunTrust Banks, Inc.	132,200	3,030,024
Westamerica Bancorp. (L)	87,200	3,898,712

		22,412,597
Consumer Finance - 0.3%
Discover Financial Services	36,900	1,221,759
Insurance - 9.2%
Axis Capital Holdings, Ltd.	63,300	2,082,570
CNA Financial Corp.	49,200	1,399,740
Fidelity National Financial, Inc., Class A	325,700	6,136,188
First American Financial Corp.	380,300	5,993,528
Kemper Corp.	112,000	3,280,480
Loews Corp.	119,900	4,662,911
Marsh & McLennan Companies, Inc. (L)	217,400	6,952,452
OneBeacon Insurance Group, Ltd. (L)	39,500	516,265
The Progressive Corp.	220,000	4,780,600
White Mountains Insurance Group, Ltd.	14,200	7,313,284

		43,118,018
Real Estate Investment Trusts - 3.7%
Cousins Properties, Inc.	220,748	1,598,216
General Growth Properties, Inc.	191,847	3,213,437
Prologis, Inc.	88,281	2,823,226
Weingarten Realty Investors (L)	91,900	2,350,802
Weyerhaeuser Company	362,097	7,209,351

		17,195,032
Real Estate Management & Development - 0.8%
Forest City Enterprises, Inc., Class A (I) (L)	114,000	1,526,460
The St. Joe Company (I) (L)	156,200	2,494,514

		4,020,974
Thrifts & Mortgage Finance - 1.1%
BankUnited, Inc.	94,300	2,224,537
Capitol Federal Financial, Inc.	266,812	3,108,360

		5,332,897

		123,021,792
Health Care - 6.1%
Biotechnology - 0.1%
Dendreon Corp. (I) (L)	64,000	448,000
Health Care Equipment & Supplies - 0.8%
Wright Medical Group, Inc. (I) (L)	115,400	2,283,766
Zimmer Holdings, Inc.	24,700	1,498,055

		3,781,821

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services - 3.3%
HealthSouth Corp. (I) (L)	282,300	$5,403,222
Kindred Healthcare, Inc. (I) (L)	154,700	1,279,369
Quest Diagnostics, Inc.	71,800	4,085,420
Select Medical Holdings Corp. (I)	240,600	2,223,144
Tenet Healthcare Corp. (I) (L)	528,200	2,487,822

		15,478,977
Pharmaceuticals - 1.9%
Forest Laboratories, Inc. (I)	79,300	2,775,500
Hospira, Inc. (I) (L)	189,800	5,933,148

		8,708,648

		28,417,446
Industrials - 9.4%
Aerospace & Defense - 3.0%
Raytheon Company	98,000	4,931,360
Textron, Inc.	389,700	9,208,611

		14,139,971
Airlines - 2.5%
Delta Air Lines, Inc. (I)	303,100	3,667,510
Southwest Airlines Company	910,000	8,217,300

		11,884,810
Building Products - 0.2%
Fortune Brands Home & Security, Inc. (I)	43,700	988,494
Commercial Services & Supplies - 1.0%
ACCO Brands Corp. (I)	32,062	292,405
Cintas Corp. (L)	122,000	4,501,800

		4,794,205
Electrical Equipment - 0.5%
The Babcock & Wilcox Company (I)	99,800	2,460,070
Machinery - 1.1%
Ingersoll-Rand PLC	123,400	5,097,654
Professional Services - 1.1%
Manpower, Inc.	139,200	5,004,240

		44,369,444
Information Technology - 5.8%
Communications Equipment - 0.5%
Nokia OYJ, ADR (L)	538,200	1,436,994
Tellabs, Inc.	280,400	1,026,264

		2,463,258
Electronic Equipment, Instruments & Components - 1.4%
AVX Corp.	167,300	1,820,224
Molex, Inc., Class A	240,700	4,751,418

		6,571,642
IT Services - 2.6%
Automatic Data Processing, Inc.	3,900	203,385
CoreLogic, Inc. (I)	291,200	4,947,488
Lender Processing Services, Inc.	201,700	4,655,236
Paychex, Inc. (L)	58,200	1,744,254
SAIC, Inc. (L)	74,800	831,028

		12,381,391
Semiconductors & Semiconductor Equipment - 1.1%
ASML Holding NV (L)	51,100	2,340,891
Marvell Technology Group, Ltd. (I)	125,100	1,567,503
NVIDIA Corp. (I)	85,900	1,067,737

		4,976,131

121

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software - 0.2%
Electronic Arts, Inc. (I)	66,200	$901,644

		27,294,066
Materials - 6.3%
Chemicals - 1.4%
Ecolab, Inc.	41,806	2,642,557
International Flavors & Fragrances, Inc. (L)	69,600	3,924,048

		6,566,605
Construction Materials - 1.1%
Vulcan Materials Company	149,100	5,166,315
Containers & Packaging - 0.9%
Packaging Corp. of America	163,500	4,386,706
Metals & Mining - 2.1%
Agnico Eagle Mines, Ltd. (L)	69,200	2,583,928
AngloGold Ashanti, Ltd., ADR (L)	149,600	5,394,576
Franco-Nevada Corp.	45,900	1,930,035

		9,908,539
Paper & Forest Products - 0.8%
MeadWestvaco Corp.	131,600	3,619,000

		29,647,165
Telecommunication Services - 1.0%
Diversified Telecommunication Services - 0.0%
Hellenic Telecommunications
Organization SA, ADR (L)	122,500	96,775
Wireless Telecommunication Services - 1.0%
Telephone & Data Systems, Inc.	232,242	4,610,004

		4,706,779
Utilities - 7.4%
Electric Utilities - 4.2%
American Electric Power Company, Inc.	93,400	3,596,834
Duke Energy Corp. (L)	70,200	1,542,996
FirstEnergy Corp.	129,454	6,057,153
Pepco Holdings, Inc. (L)	87,700	1,671,562
Pinnacle West Capital Corp.	13,100	646,878
PPL Corp.	231,500	6,336,155

		19,851,578
Independent Power Producers & Energy Traders - 2.4%
Calpine Corp. (I)	294,400	4,945,920
GenOn Energy, Inc. (I)	2,046,284	3,519,608
NRG Energy, Inc. (I)	131,300	2,011,516
The AES Corp. (I)	74,600	901,914

		11,378,958
Multi-Utilities - 0.8%
NiSource, Inc.	141,400	3,547,726

		34,778,262

TOTAL COMMON STOCKS (Cost $414,869,244)		$428,440,101

PREFERRED SECURITIES - 0.2%
Financials - 0.1%
Insurance - 0.1%
Assured Guaranty, Ltd., 8.500%	10,250	474,216
Utilities - 0.1%
Electric Utilities - 0.1%
PPL Corp., 9.500%	8,300	442,888

TOTAL PREFERRED SECURITIES (Cost $773,359)		$917,104

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

CONVERTIBLE BONDS - 0.2%
Financials - 0.1%
Janus Capital Group, Inc. 3.250%, 07/15/2014	$392,000	$404,250
Materials - 0.1%
Alcoa, Inc. 5.250%, 03/15/2014	274,000	404,493

TOTAL CONVERTIBLE BONDS (Cost $851,861)		$808,743

SECURITIES LENDING COLLATERAL - 14.7%
John Hancock Collateral
Investment Trust, 0.3309% (W) (Y)	6,904,445	69,094,161

TOTAL SECURITIES LENDING
COLLATERAL (Cost $69,081,762)		$69,094,161

SHORT-TERM INVESTMENTS - 8.0%
Money Market Funds - 8.0%
State Street Institutional U.S. Government
Money Market Fund, 0.0317% (Y)	1,506,922	1,506,922
T. Rowe Price Reserve Investment
Fund, 0.1100% (Y)	35,966,610	35,966,610

		37,473,532

TOTAL SHORT-TERM INVESTMENTS (Cost $37,473,532)		$37,473,532

Total Investments (Mid Value Fund)
(Cost $523,049,758) - 114.3%		$536,733,641
Other assets and liabilities, net - (14.3%)		(67,027,627)

TOTAL NET ASSETS - 100.0%		$469,706,014

Mutual Shares Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 87.5%
Consumer Discretionary - 8.7%
Automobiles - 0.8%
General Motors Company (I)	157,690	$3,500,718
Leisure Equipment & Products - 0.7%
Mattel, Inc.	88,683	2,760,702
Media - 6.5%
British Sky Broadcasting Group PLC	335,844	3,569,650
CBS Corp., Class B	113,120	3,610,790
Comcast Corp., Special Class A	29,177	837,963
News Corp., Class A	50,619	971,885
News Corp., Class B	248,918	4,829,009
Reed Elsevier PLC	562,708	4,150,267
Time Warner Cable, Inc.	91,279	6,882,437
Viacom, Inc., Class B	51,694	2,467,355

		27,319,356
Multiline Retail - 0.7%
Kohl’s Corp.	58,180	2,665,808

		36,246,584
Consumer Staples - 20.7%
Beverages - 4.0%
Coca-Cola Enterprises, Inc.	97,805	2,675,945
Dr. Pepper Snapple Group, Inc.	104,188	4,298,797
PepsiCo, Inc.	51,163	3,471,410
Pernod-Ricard SA	64,070	6,282,561

		16,728,713

122

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Mutual Shares Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Staples Retailing - 4.7%
CVS Caremark Corp.	251,587	$11,306,320
The Kroger Company	231,309	5,091,111
Wal-Mart Stores, Inc. (L)	52,669	3,466,674

		19,864,105
Food Products - 3.4%
General Mills, Inc. (L)	106,725	4,085,433
Kraft Foods, Inc., Class A	260,663	9,975,573

		14,061,006
Personal Products - 0.2%
Avon Products, Inc.	49,829	824,670
Tobacco - 8.4%
Altria Group, Inc.	207,463	6,678,234
British American Tobacco PLC	254,601	11,986,436
Imperial Tobacco Group PLC	198,182	7,156,744
Lorillard, Inc.	29,768	3,679,325
Philip Morris International, Inc.	37,241	3,147,237
Reynolds American, Inc. (L)	56,586	2,367,558

		35,015,534

		86,494,028
Energy - 10.4%
Energy Equipment & Services - 2.5%
Baker Hughes, Inc.	122,510	5,112,342
Ensco PLC	37,618	1,689,424
Transocean, Ltd.	89,998	3,674,618

		10,476,384
Oil, Gas & Consumable Fuels - 7.9%
Apache Corp.	68,640	5,585,923
BP PLC	370,780	2,253,750
CONSOL Energy, Inc.	155,190	4,357,735
Marathon Oil Corp.	277,628	6,915,713
Marathon Petroleum Corp.	78,612	2,835,535
Murphy Oil Corp.	55,130	2,570,161
Royal Dutch Shell PLC	220,992	6,859,252
The Williams Companies, Inc.	34,883	1,064,978
WPX Energy, Inc. (I)	34,882	511,719

		32,954,766

		43,431,150
Financials - 12.8%
Capital Markets - 1.3%
Morgan Stanley	229,136	3,061,257
UBS AG Swiss Exchange (I)	192,531	2,187,547

		5,248,804
Commercial Banks - 2.8%
CIT Group, Inc. (I)	31,784	1,086,695
KB Financial Group, Inc.	32,397	1,015,231
PNC Financial Services Group, Inc.	120,362	7,392,634
Wells Fargo & Company	73,371	2,351,541

		11,846,101
Diversified Financial Services - 2.5%
Citigroup, Inc.	82,709	2,192,616
Deutsche Boerse AG	40,259	1,924,053
ING Groep NV, ADR (I)	335,014	1,958,529
JPMorgan Chase & Company	74,920	2,483,598
NYSE Euronext	75,898	1,845,080

		10,403,876
Insurance - 6.1%
ACE, Ltd.	81,999	5,930,988
Alleghany Corp. (I)	13,240	4,355,960

Mutual Shares Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
American International Group, Inc. (I)	191,444	$5,586,336
MetLife, Inc.	81,660	2,385,289
White Mountains Insurance Group, Ltd.	9,814	5,054,406
Zurich Financial Services AG (I)	11,538	2,371,552

		25,684,531
Real Estate Management & Development - 0.1%
Forestar Group, Inc. (I)	37,350	503,852

		53,687,164
Health Care - 13.3%
Biotechnology - 0.9%
Amgen, Inc.	51,676	3,592,516
Health Care Equipment & Supplies - 2.1%
Boston Scientific Corp. (I)	485,478	2,786,644
Medtronic, Inc.	161,620	5,954,081

		8,740,725
Health Care Providers & Services - 3.5%
CIGNA Corp.	112,916	4,958,142
Community Health Systems, Inc. (I)	99,543	2,190,941
Coventry Health Care, Inc.	112,185	3,410,424
Tenet Healthcare Corp. (I)	522,783	2,462,308
UnitedHealth Group, Inc.	32,613	1,818,827

		14,840,642
Pharmaceuticals - 6.8%
Eli Lilly & Company	84,649	3,466,377
Hospira, Inc. (I)	58,314	1,822,896
Merck & Company, Inc.	313,000	11,762,540
Pfizer, Inc.	404,981	8,856,934
Teva Pharmaceutical Industries, Ltd., ADR	63,750	2,498,363

		28,407,110

		55,580,993
Industrials - 5.1%
Aerospace & Defense - 2.2%
Goodrich Corp.	19,060	2,397,176
Huntington Ingalls Industries, Inc. (I)	67,286	2,474,779
Raytheon Company	85,432	4,298,938

		9,170,893
Building Products - 0.8%
Owens Corning, Inc. (I)	115,920	3,577,291
Commercial Services & Supplies - 0.0%
ACCO Brands Corp. (I)	9,709	88,546
Machinery - 1.1%
Oshkosh Corp. (I)	89,900	1,840,253
Stanley Black & Decker, Inc.	40,371	2,674,579

		4,514,832
Marine - 1.0%
AP Moller - Maersk A/S, Series A	663	4,136,475

		21,488,037
Information Technology - 7.8%
Communications Equipment - 1.3%
Cisco Systems, Inc.	284,280	4,642,292
Research In Motion, Ltd. (I)(L)	92,560	956,145

		5,598,437
Electronic Equipment, Instruments & Components - 0.9%
TE Connectivity, Ltd.	115,663	3,634,131
Internet Software & Services - 0.8%
Google, Inc., Class A (I)	5,497	3,192,987

123

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Mutual Shares Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Office Electronics - 1.4%
Xerox Corp.	837,573	$6,047,277
Software - 3.4%
Microsoft Corp.	347,331	10,138,592
Nintendo Company, Ltd.	10,800	1,251,530
Symantec Corp. (I)	203,973	3,026,959

		14,417,081

		32,889,913
Materials - 3.8%
Chemicals - 0.6%
Linde AG	16,449	2,527,840
Metals & Mining - 0.5%
ThyssenKrupp AG	132,100	2,181,665
Paper & Forest Products - 2.7%
Domtar Corp. (L)	19,746	1,562,106
International Paper Company	198,114	5,784,929
MeadWestvaco Corp.	135,816	3,734,940

		11,081,975

		15,791,480
Telecommunication Services - 1.9%
Wireless Telecommunication Services - 1.9%
Vodafone Group PLC	2,921,504	7,825,670
Utilities - 3.0%
Electric Utilities - 2.1%
E.ON AG	172,541	3,159,963
Entergy Corp.	28,564	1,843,235
Exelon Corp.	100,539	3,717,932

		8,721,130
Independent Power Producers & Energy Traders - 0.5%
NRG Energy, Inc. (I)	139,938	2,143,850
Multi-Utilities - 0.4%
GDF Suez	88,686	1,762,362

		12,627,342

TOTAL COMMON STOCKS (Cost $363,852,302)		$366,062,361

CORPORATE BONDS - 1.6%
Consumer Discretionary - 0.6%
Clear Channel Communications, Inc.
9.000%, 03/01/2021	$258,000	$221,880
Clear Channel Communications, Inc., PIK
11.000%, 08/01/2016	3,762,000	2,407,680

		2,629,560
Financials - 0.1%
Capmark Financial Group, Inc.
9.000%, 09/30/2015	309,402	310,562
Utilities - 0.9%
NRG Energy, Inc. 7.375%, 01/15/2017	1,220,000	1,259,650
Texas Competitive Electric Holdings
Company LLC 11.500%, 10/01/2020 (S)	3,500,000	2,345,000

		3,604,650

TOTAL CORPORATE BONDS (Cost $7,286,150)		$6,544,772

CONVERTIBLE BONDS - 0.3%
Financials - 0.3%
iStar Financial, Inc. 0.9682%, 10/01/2012 (P)	$1,382,000	$1,373,431

TOTAL CONVERTIBLE BONDS (Cost $1,337,179)		$1,373,431

Mutual Shares Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) - 3.0%
Consumer Discretionary - 1.1%
Clear Channel Communications, Inc.
3.889%, 01/28/2016	$2,561,110	$1,987,820
3.889%, 01/29/2016	355,320	271,820
Tribune Company
- 06/04/2014 (H)	3,325,000	2,150,670
- 06/04/2014 (H)	275,000	175,427
Financials - 0.9%
iStar Financial, Inc.
5.000%, 06/28/2013	155,822	155,092
5.250%, 03/18/2016	69,297	68,604
7.000%, 06/30/2014	161,000	160,530
7.000%, 03/17/2017	237,000	237,395
Realogy Corp.
13.500%, 10/15/2017	3,275,000	3,330,266

		3,951,887
Utilities - 1.0%
Texas Competitive Electric Holdings
Company LLC
4.739%, 10/10/2017	7,000,000	4,069,625

TOTAL TERM LOANS (Cost $12,832,169)		$12,607,249

SECURITIES LENDING COLLATERAL - 2.2%
John Hancock Collateral
Investment Trust, 0.3309% (W)(Y)	911,871	$9,125,271

TOTAL SECURITIES LENDING
COLLATERAL (Cost $9,125,510)		$9,125,271

SHORT-TERM INVESTMENTS - 4.7%
U.S. Government* - 4.2%
U.S. Treasury Bill
0.040%, 06/07/2012	$3,000,000	$2,999,991
0.050%, 07/12/2012	2,000,000	1,999,892
0.075%, 08/09/2012	3,000,000	2,999,640
0.095%, 09/20/2012	3,000,000	2,999,214
0.106%, 07/05/2012	2,000,000	1,999,944
0.130%, 11/23/2012	500,000	499,703
0.135%, 10/11/2012	4,000,000	3,998,424

		17,496,808
U.S. Government Agency* - 0.5%
Federal Home Loan Bank Discount Notes,
0.015%, 06/01/2012	2,400,000	2,400,000

TOTAL SHORT-TERM INVESTMENTS (Cost $19,896,060)		$19,896,808

Total Investments (Mutual Shares Fund)
(Cost $414,329,370) - 99.3%		$415,609,892
Other assets and liabilities, net - 0.7%		2,821,326

TOTAL NET ASSETS - 100.0%		$418,431,218

Real Estate Equity Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.2%
Consumer Discretionary - 3.5%
Hotels, Restaurants & Leisure - 3.5%
Marriott International, Inc., Class A (L)	97,473	$3,773,180

124

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Real Estate Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Starwood Hotels & Resorts Worldwide, Inc.	52,100	$2,753,485

		6,526,665

		6,526,665
Financials - 90.7%
Real Estate Investment Trusts - 90.3%
Diversified REITs - 5.6%
PS Business Parks, Inc.	25,300	1,667,017
Vornado Realty Trust	87,174	7,141,294
Washington Real Estate Investment Trust (L)	54,800	1,542,072

		10,350,383
Industrial REITs - 7.3%
DCT Industrial Trust, Inc. (L)	366,300	2,131,866
EastGroup Properties, Inc.	43,800	2,171,166
Prologis, Inc.	267,144	8,543,265
Terreno Realty Corp.	44,700	635,634

		13,481,931
Office REITs - 16.0%
Alexandria Real Estate Equities, Inc.	26,800	1,834,728
BioMed Realty Trust, Inc.	140,400	2,534,220
Boston Properties, Inc.	62,050	6,386,807
Douglas Emmett, Inc. (L)	208,600	4,464,040
Highwoods Properties, Inc. (L)	100,200	3,232,452
Kilroy Realty Corp. (L)	120,700	5,541,337
SL Green Realty Corp. (L)	76,200	5,715,762

		29,709,346
Residential REITs - 18.1%
AvalonBay Communities, Inc.	59,016	8,247,486
BRE Properties, Inc.	98,040	4,826,509
Camden Property Trust	76,900	5,006,959
Equity Residential	142,750	8,722,025
Essex Property Trust, Inc. (L)	34,500	5,190,870
Post Properties, Inc.	30,400	1,471,664

		33,465,513
Retail REITs - 32.4%
Acadia Realty Trust	40,500	905,985
CBL & Associates Properties, Inc. (L)	168,414	2,940,508
Equity One, Inc.	74,100	1,471,626
Federal Realty Investment Trust	70,480	6,926,774
General Growth Properties, Inc.	294,294	4,929,425
Kimco Realty Corp.	257,500	4,622,125
Regency Centers Corp.	109,550	4,799,386
Simon Property Group, Inc.	131,800	19,443,136
Taubman Centers, Inc. (L)	44,500	3,248,500
The Macerich Company (L)	136,212	7,770,895
Weingarten Realty Investors (L)	118,200	3,023,556

		60,081,916
Specialized REITs - 10.9%
Healthcare Realty Trust, Inc.	152,400	3,334,512
Host Hotels & Resorts, Inc. (L)	378,562	5,776,856
Plum Creek Timber Company, Inc. (L)	67,300	2,456,450
Public Storage	65,200	8,702,244

		20,270,062

		167,359,151
Real Estate Management & Development - 0.4%
Forest City Enterprises, Inc., Class A (I)(L)	52,141	698,167

		168,057,318

TOTAL COMMON STOCKS (Cost $79,453,582)		$174,583,983

Real Estate Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

CONVERTIBLE BONDS - 1.1%
Financials - 1.1%
Forest City Enterprises, Inc.
4.250%, 08/15/2018 (S)	$2,173,000	$2,077,931

TOTAL CONVERTIBLE BONDS (Cost $2,117,907)		$2,077,931

SECURITIES LENDING COLLATERAL - 18.3%
John Hancock Collateral
Investment Trust, 0.3309% (W)(Y)	3,395,500	33,979,451

TOTAL SECURITIES LENDING
COLLATERAL (Cost $33,970,147)		$33,979,451

SHORT-TERM INVESTMENTS - 5.3%
Money Market Funds - 5.3%
State Street Institutional US Government
Money Market Fund, 0.0164% (Y)	525,114	525,114
T. Rowe Price Reserve Investment
Fund, 0.1100% (Y)	9,217,576	9,217,576

		9,742,690

TOTAL SHORT-TERM INVESTMENTS (Cost $9,742,690)		$9,742,690

Total Investments (Real Estate Equity Fund)
(Cost $125,284,326) - 118.9%		$220,384,055
Other assets and liabilities, net - (18.9%)		(35,086,195)

TOTAL NET ASSETS - 100.0%		$185,297,860

Real Estate Securities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.9%
Financials - 98.9%
Real Estate Investment Trusts - 98.9%
Diversified REITs - 5.9%
Duke Realty Corp.	832,300	$11,519,032
PS Business Parks, Inc.	68,000	4,480,520
Vornado Realty Trust (L)	70,900	5,808,128
Washington Real Estate Investment Trust	263,750	7,421,925

		29,229,605
Industrial REITs - 2.2%
First Potomac Realty Trust	49,650	595,800
Prologis, Inc.	328,367	10,501,177

		11,096,977
Office REITs - 14.8%
Boston Properties, Inc.	301,514	31,034,836
Douglas Emmett, Inc.	687,950	14,722,130
DuPont Fabros Technology, Inc. (L)	270,200	6,887,398
Kilroy Realty Corp. (L)	150,650	6,916,342
SL Green Realty Corp. (L)	185,800	13,936,858

		73,497,564
Residential REITs - 20.4%
Apartment Investment & Management
Company, Class A	393,150	10,642,571
AvalonBay Communities, Inc. (L)	47,074	6,578,592
BRE Properties, Inc.	308,220	15,173,671
Camden Property Trust	288,550	18,787,491
Colonial Properties Trust	241,250	5,116,913
Equity Lifestyle Properties, Inc.	105,122	6,923,335
Equity Residential	304,300	18,592,730

125

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Real Estate Securities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Residential REITs (continued)
Home Properties, Inc.	148,950	$8,928,063
UDR, Inc.	412,200	10,675,980

		101,419,346
Retail REITs - 28.6%
Alexander’s, Inc.	10,980	4,294,717
DDR Corp.	854,650	11,871,089
Federal Realty Investment Trust	176,500	17,346,420
General Growth Properties, Inc.	280,250	4,694,188
Glimcher Realty Trust	1,109,700	10,209,240
Kimco Realty Corp.	745,650	13,384,418
Pennsylvania Real Estate Investment Trust	43,200	547,776
Retail Properties Of America, Inc.	430,050	3,934,958
Simon Property Group, Inc.	447,647	66,036,885
Taubman Centers, Inc. (L)	132,300	9,657,900

		141,977,591
Specialized REITs - 27.0%
Chesapeake Lodging Trust	137,350	2,479,168
CubeSmart	462,650	5,232,571
Entertainment Properties Trust (L)	125,911	5,196,346
Extra Space Storage, Inc.	169,450	4,805,601
Health Care REIT, Inc.	613,687	34,041,217
Healthcare Realty Trust, Inc.	462,850	10,127,157
Host Hotels & Resorts, Inc. (L)	258,126	3,939,003
LaSalle Hotel Properties	262,700	7,245,266
LTC Properties, Inc.	150,650	4,861,476
Pebblebrook Hotel Trust	275,850	6,054,907
Public Storage	122,576	16,360,218
Senior Housing Properties Trust	402,273	8,306,937
Strategic Hotels & Resorts, Inc. (I)	1,082,650	6,744,910
Sunstone Hotel Investors, Inc. (I)	434,250	4,346,842
Ventas, Inc.	238,950	14,055,039

		133,796,658

TOTAL COMMON STOCKS (Cost $400,171,010)		$491,017,741

SECURITIES LENDING COLLATERAL - 3.9%
John Hancock Collateral
Investment Trust, 0.3309% (W)(Y)	1,960,060	19,614,708

TOTAL SECURITIES LENDING
COLLATERAL (Cost $19,608,940)		$19,614,708

SHORT-TERM INVESTMENTS - 1.7%
Repurchase Agreement - 1.7%
Repurchase Agreement with State Street Corp.
dated 05/31/2012 at 0.010% to be
repurchased at $8,277,002 on 06/01/2012,
collateralized by $8,435,000 Federal Home
Loan Bank, 0.280% due 08/02/2013 (valued
at $8,442,912, including interest)	$8,277,000	$8,277,000

TOTAL SHORT-TERM INVESTMENTS (Cost $8,277,000)		$8,277,000

Total Investments (Real Estate Securities Fund)
(Cost $428,056,950) - 104.5%		$518,909,449
Other assets and liabilities, net - (4.5%)		(22,331,401)

TOTAL NET ASSETS - 100.0%		$496,578,048

Real Return Bond Fund
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 89.0%
U.S. Government - 89.0%
Treasury Inflation Protected Securities
0.125%, 04/15/2016 to 01/15/2022		$77,211,756	$81,709,034
0.500%, 04/15/2015		7,301,925	7,622,523
0.625%, 07/15/2021 (F)		44,571,216	50,048,617
0.750%, 02/15/2042		2,435,856	2,607,698
1.125%, 01/15/2021		17,507,946	20,342,045
1.250%, 07/15/2020 (D)		19,033,779	22,339,413
1.375%, 07/15/2018 to 01/15/2020		31,556,149	36,634,687
1.625%, 01/15/2015 to 01/15/2018		18,655,056	20,852,421
1.750%, 01/15/2028		22,003,470	27,982,231
1.875%, 07/15/2013 (D)		45,201,854	46,663,863
1.875%, 07/15/2019		10,955,616	13,260,579
2.000%, 01/15/2014 (D)		32,894,525	34,423,594
2.000%, 07/15/2014 to 01/15/2026		42,298,768	50,757,620
2.125%, 02/15/2040 to 02/15/2041		4,529,234	6,576,605
2.375%, 01/15/2017 to 01/15/2027 (F)		22,460,095	29,146,211
2.375%, 01/15/2025		13,018,262	17,378,364
2.500%, 01/15/2029		18,372,524	25,890,910
2.625%, 07/15/2017		10,733,341	12,851,501
3.375%, 04/15/2032		10,077,912	16,524,631
3.625%, 04/15/2028		20,985,364	32,863,416
3.875%, 04/15/2029		51,951,130	85,130,862

			641,606,825
U.S. Government Agency - 0.0%
Federal National Mortgage Association
1.358%, 10/01/2044 (P)		50,223	50,249

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $609,406,332)			$641,657,074

FOREIGN GOVERNMENT
OBLIGATIONS - 3.5%
Australia - 2.3%
Commonwealth of Australia
3.000%, 09/20/2025	AUD	4,600,000	6,338,264
New South Wales Treasury Corp.
2.750%, 11/20/2025		8,100,000	10,125,582

			16,463,846
Canada - 0.7%
Government of Canada
2.750%, 09/01/2016	CAD	3,000,000	3,083,536
3.000%, 12/01/2036		413,522	664,545
4.250%, 12/01/2021		878,826	1,224,622

			4,972,703
United Kingdom - 0.5%
Government of United Kingdom
0.375%, 03/22/2062	GBP	336,956	615,547
1.875%, 11/22/2022		1,521,949	3,048,847

			3,664,394

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $22,793,716)			$25,100,943

CORPORATE BONDS - 8.8%
Consumer Discretionary - 0.6%
Ford Motor Credit Company LLC
7.800%, 06/01/2012		$450,000	450,000
Hyundai Capital Services, Inc.
4.375%, 07/27/2016 (S)		1,000,000	1,056,297
Pearson Dollar Finance PLC
5.700%, 06/01/2014 (S)		2,500,000	2,702,360

			4,208,657

126

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy - 0.3%
AK Transneft OJSC
7.700%, 08/07/2013 (S)		$1,300,000	$1,378,062
Gazprom OAO
5.092%, 11/29/2015 (S)		200,000	207,760
7.343%, 04/11/2013 (S)		300,000	311,436
8.146%, 04/11/2018 (S)		400,000	469,104

			2,366,362
Financials - 6.6%
American Express Bank FSB
0.389%, 06/12/2012 (P)		700,000	700,020
American Express Centurion Bank
0.389%, 06/12/2012 (P)		5,100,000	5,100,005
Bank of America Corp.
1.141%, 06/11/2012 (P)	GBP	3,600,000	5,548,337
BBVA Bancomer SA
6.500%, 03/10/2021 (S)		$1,300,000	1,277,250
Countrywide Financial Corp.
5.800%, 06/07/2012		3,400,000	3,401,054
HBOS PLC
6.750%, 05/21/2018 (S)		1,000,000	916,636
ICICI Bank, Ltd.
2.217%, 02/24/2014 (P)(S)		1,000,000	967,955
ING Bank NV
1.786%, 10/18/2013 (P)(S)		400,000	399,695
Lehman Brothers Holdings, Inc.
5.316%, 04/05/2011 (H)	EUR	36,000	11,129
7.000%, 09/27/2027 (H)		$300,000	68,625
Merrill Lynch & Company, Inc.
1.558%, 09/27/2012 (P)	EUR	1,500,000	1,852,328
Morgan Stanley
0.916%, 10/18/2016 (P)		$400,000	335,203
1.001%, 03/01/2013 (P)	EUR	8,100,000	9,835,102
Pricoa Global Funding I
0.604%, 06/26/2012 (P)(S)		$7,600,000	7,599,096
SLM Corp.
4.801%, 02/01/2014 (P)		13,000	12,857
5.050%, 11/14/2014		1,000,000	1,010,988
The Royal Bank of Scotland PLC
2.887%, 08/23/2013 (P)		8,200,000	8,201,345

			47,237,625
Health Care - 0.8%
Cardinal Health, Inc.
6.000%, 06/15/2017		95,000	109,733
HCA, Inc.
7.250%, 09/15/2020		5,200,000	5,668,000

			5,777,733
Industrials - 0.1%
GATX Financial Corp.
5.800%, 03/01/2016		1,000,000	1,074,010
Information Technology - 0.2%
NXP BV
3.507%, 10/15/2013 (P)	EUR	1,156,445	1,415,645
Materials - 0.2%
RPM International, Inc.
6.500%, 02/15/2018		$1,000,000	1,161,336

TOTAL CORPORATE BONDS (Cost $61,407,165)			$63,241,368

MUNICIPAL BONDS - 0.2%
Tobacco Settlement Finance Authority
(West Virginia) 7.467%, 06/01/2047		940,000	702,396

Real Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

MUNICIPAL BONDS (continued)
Tobacco Settlement Financing Corp. of
New Jersey 5.000%, 06/01/2041		$900,000	$697,887

TOTAL MUNICIPAL BONDS (Cost $1,672,855)			$1,400,283

TERM LOANS (M) - 0.3%
Utilities - 0.3%
NRG Energy, Inc. 4.000%, 07/02/2018		1,985,000	1,962,669

TOTAL TERM LOANS (Cost $1,980,499)			$1,962,669

COLLATERALIZED MORTGAGE
OBLIGATIONS - 3.4%
Commercial & Residential - 2.6%
Banc of America
Commercial Mortgage, Inc.
Series 2007-3 A2FL,
0.409%, 06/10/2049 (P)(S)		64,948	64,735
Series 2007-3 A2,
5.805%, 06/10/2049 (P)		64,948	64,995
Banc of America Large Loan, Inc.,
Series 2010-HLTN, Class HLTN
1.989%, 11/15/2015 (P)(S)		2,910,822	2,721,764
Banc of America Mortgage
Securities, Inc., Series 2005-A,
Class 2A2 3.001%, 02/25/2035 (P)		622,134	564,132
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2005-5, Class A1,
2.220%, 08/25/2035 (P)		258,899	249,616
Series 2005-5, Class A2,
2.250%, 08/25/2035 (P)		461,939	424,832
Series 2003-3, Class 3A2,
2.507%, 05/25/2033 (P)		108,456	108,110
Series 2005-2, Class A1,
2.570%, 03/25/2035 (P)		822,711	796,400
Series 2005-2, Class A2,
3.078%, 03/25/2035 (P)		245,179	239,323
Citicorp Mortgage Securities, Inc.,
Series 2007-3, Class 3A1
5.500%, 04/25/2037		705,256	686,202
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A3,
2.100%, 09/25/2035 (P)		72,941	70,124
Series 2005-6, Class A1,
2.230%, 09/25/2035 (P)		338,872	312,847
Series 2005-6, Class A2,
2.450%, 09/25/2035 (P)		356,598	310,354
Series 2005-11, Class 1A1,
2.600%, 05/25/2035 (P)		64,150	58,497
Harborview Mortgage Loan Trust,
Series 2004-1, Class 2A
2.795%, 04/19/2034 (P)		8,186,969	7,497,994
JPMorgan Mortgage Trust,
Series 2007-A1, Class 4A2
2.778%, 07/25/2035 (P)		632,962	608,612
MASTR Alternative Loans Trust,
Series 2006-2, Class 2A1
0.639%, 03/25/2036 (P)		691,276	136,281
New York Mortgage Trust, Inc.,
Series 2006-1, Class 2A3
2.947%, 05/25/2036 (P)		1,566,917	1,261,793
Residential Accredit Loans, Inc.,
Series 2006-QO6, Class A1
0.419%, 06/25/2046 (P)		1,150,742	383,297
Swan, Series 2010-1, Class A
4.970%, 04/25/2041 (P)	AUD	1,591,576	1,531,052

127

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
WaMu Mortgage Pass-Through
Certificates, Series 2007-HY3,
Class 4A1 2.732%, 03/25/2037 (P)		$952,030	$729,705
Washington Mutual Alternative Mortgage
Pass-Through Certificates,
Series 2006-5, Class 3A6
6.268%, 07/25/2036 (P)		770,933	361,324
U.S. Government Agency - 0.8%
Federal Home Loan Mortgage Corp.,
Series 2979, Class MB
5.500%, 11/15/2018		160,757	162,054
Federal National Mortgage Association
Series 2007-63, Class FC,
0.589%, 07/25/2037 (P)		5,329,295	5,329,208
Series 2003-34, Class A1,
6.000%, 04/25/2043		15,118	16,896
Series 2004-T3, Class 1A1,
6.000%, 02/25/2044		21,995	24,597
Series 2004-W12, Class 1A1,
6.000%, 07/25/2044		122,787	136,761

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $25,765,723)			$24,851,505

ASSET BACKED SECURITIES - 3.6%
AMMC CDO, Series 2005-5A, Class A1A
0.709%, 08/08/2017 (P)(S)		2,032,718	1,993,070
ARES CLO Funds, Series 2006-6RA,
Class A1B
0.701%, 03/12/2018 (P)(S)		1,228,770	1,216,477
Argent Securities, Inc., Series 2005-W2,
Class A2B1
0.439%, 10/25/2035 (P)		187,189	170,159
Babson CLO Ltd., Series 2004-2A,
Class A2A
0.787%, 11/15/2016 (P)(S)		292,205	289,303
Citibank Omni Master Trust,
Series 2009-A14A, Class A14
2.989%, 08/15/2018 (P)(S)		4,800,000	5,049,585
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-OPX1, Class A5A
5.764%, 01/25/2037 (P)		748,143	485,362
Duane Street CLO, Series 2005-1A,
Class A2
0.716%, 11/08/2017 (P)(S)		344,222	336,402
Harvest CLO SA, Series IX, Class A1
1.587%, 03/29/2017 (P)	EUR	147,438	178,751
Katonah, Ltd., Series 6A, Class A1A
0.794%, 09/20/2016 (P)(S)		$1,032,574	1,023,841
Magi Funding PLC, Series I-A, Class A,
Series 2010-1A, Class A
1.314%, 04/11/2021 (P)(S)	EUR	650,639	749,924
Magnolia Funding, Ltd., Series 2010-1A,
Class A1
3.000%, 04/20/2017 (S)		353,177	435,219
SLM Student Loan Trust, Series 2008-9,
Class A
1.966%, 04/25/2023 (P)		$13,379,902	13,819,250
Wood Street CLO BV, Series II-A,
Class A1
1.347%, 03/29/2021 (P)(S)	EUR	302,190	357,434

TOTAL ASSET BACKED SECURITIES (Cost $25,926,020)			$26,104,777

Real Return Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

OPTIONS PURCHASED - 0.0%
Put Options - 0.0%
Over the Counter USD Options on 30 Year
Interest Rate Swap. Receive a floating
rate based on 3-month LIBOR and pay a
fixed rate of 3.875% (Expiration Date:
04/14/2014; Strike Price: $3.87,
Counterparty: Deutsche Bank AG) (I) EUR	4,000,000	$105,355

TOTAL OPTIONS PURCHASED (Cost $203,400)		$105,355

SHORT-TERM INVESTMENTS - 0.3%

U.S. GOVERNMENT - 0.1%
U.S. Treasury Bill
0.080%, 08/02/2012 (D)*	659,000	658,909

REPURCHASE AGREEMENT - 0.2%
Credit Suisse Repurchase Agreement dated
05/31/2012 at 0.200% to be repurchased
at $1,300,007 on 06/01/2012,
collateralized by $1,323,000
U.S. Treasury Notes, 1.125% due
05/31/2019 (valued at $1,342,432,
including interest)	1,300,000	1,300,000

TOTAL SHORT-TERM INVESTMENTS (Cost $1,958,909)		$1,958,909

Total Investments (Real Return Bond Fund)
(Cost $751,114,619) - 109.1%		$786,382,883
Other assets and liabilities, net - (9.1%)		(65,490,521)

TOTAL NET ASSETS - 100.0%		$720,892,362

Redwood Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 81.1%
Consumer Discretionary - 16.8%
Automobiles - 2.6%
Ford Motor Company (D)	997,100	$10,529,376
Hotels, Restaurants & Leisure - 4.9%
Carnival Corp. (D)	221,500	7,107,935
Las Vegas Sands Corp. (D)	276,800	12,782,624

		19,890,559
Media - 2.6%
CBS Corp., Class B (D)	326,300	10,415,496
Specialty Retail - 3.2%
Abercrombie & Fitch Company, Class A (D)	121,200	4,065,048
Guess?, Inc. (D)	151,400	4,033,296
Tiffany & Company (D)	92,200	5,106,958

		13,205,302
Textiles, Apparel & Luxury Goods - 3.5%
Coach, Inc. (D)	139,200	9,389,040
Deckers Outdoor Corp. (D)(I)	88,100	4,904,527

		14,293,567

		68,334,300
Consumer Staples - 4.1%
Food & Staples Retailing - 1.3%
Whole Foods Market, Inc. (D)	60,300	5,343,183
Personal Products - 2.8%
Avon Products, Inc. (D)	214,700	3,553,285

128

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Redwood Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Personal Products (continued)
The Estee Lauder
Companies, Inc., Class A (D)	145,500	$7,878,825

		11,432,110

		16,775,293
Energy - 13.5%
Energy Equipment & Services - 8.2%
Cameron International Corp. (D)(I)	157,400	7,191,606
National Oilwell Varco, Inc. (D)	119,800	7,996,650
Schlumberger, Ltd. (D)	179,700	11,366,025
Transocean, Ltd. (D)	170,000	6,941,100

		33,495,381
Oil, Gas & Consumable Fuels - 5.3%
CONSOL Energy, Inc. (D)	152,400	4,279,392
EOG Resources, Inc. (D)	54,400	5,401,920
Southwestern Energy Company (D)(I)	202,400	5,673,272
Suncor Energy, Inc. (D)	229,700	6,199,603

		21,554,187

		55,049,568
Financials - 2.4%
Diversified Financial Services - 2.4%
Citigroup, Inc. (D)	226,700	6,009,817
JPMorgan Chase & Company (D)	118,400	3,924,960

		9,934,777

		9,934,777
Health Care - 8.7%
Health Care Equipment & Supplies - 1.7%
Baxter International, Inc. (D)	136,000	6,884,320
Health Care Providers & Services - 7.0%
Aetna, Inc. (D)	264,700	10,823,583
Express Scripts Holding Company (D)(I)	147,100	7,677,149
HCA Holdings, Inc. (D)	390,900	10,159,491

		28,660,223

		35,544,543
Industrials - 8.3%
Aerospace & Defense - 1.3%
The Boeing Company (D)	74,200	5,165,062
Airlines - 1.7%
United Continental Holdings, Inc. (D)(I)	274,200	6,901,614
Industrial Conglomerates - 2.2%
Danaher Corp. (D)	173,300	9,006,401
Machinery - 1.3%
Eaton Corp. (D)	128,200	5,469,012
Road & Rail - 1.8%
Hertz Global Holdings, Inc. (D)(I)	538,700	7,331,707

		33,873,796
Information Technology - 17.8%
Communications Equipment - 0.6%
Juniper Networks, Inc. (D)(I)	152,100	2,616,120
Computers & Peripherals - 8.6%
Apple, Inc. (D)(I)	36,400	21,029,372
NetApp, Inc. (D)(I)	153,800	4,577,088
SanDisk Corp. (D)(I)	117,500	3,842,250
Western Digital Corp. (D)(I)	179,300	5,628,227

		35,076,937

Redwood Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 4.1%
Broadcom Corp., Class A (D)(I)	174,100	$5,632,135
Intel Corp. (D)	193,500	5,000,040
Marvell Technology Group, Ltd. (D)(I)	495,100	6,203,603

		16,835,778
Software - 4.5%
Citrix Systems, Inc. (D)(I)	85,600	6,255,648
Microsoft Corp. (D)	1,500	43,785
Oracle Corp. (D)	450,700	11,930,029

		18,229,462

		72,758,297
Materials - 6.8%
Chemicals - 1.7%
Potash Corp. of Saskatchewan, Inc. (D)	172,000	6,799,160
Metals & Mining - 3.0%
Freeport-McMoRan Copper & Gold, Inc. (D)	167,200	5,357,088
United States Steel Corp. (D)	339,700	6,895,910

		12,252,998
Paper & Forest Products - 2.1%
International Paper Company (D)	295,100	8,616,920

		27,669,078
Telecommunication Services - 2.7%
Diversified Telecommunication Services - 2.7%
Verizon Communications, Inc. (D)	262,600	10,934,664

TOTAL COMMON STOCKS (Cost $338,521,148)		$330,874,316

OPTIONS PURCHASED - 0.2%
Put Options - 0.2%
Exchange Traded Option on SPDR S&P 500
ETF Trust (Expiration Date: 8/18/2012;
Strike Price: $129.00) (I)	$161,700	$732,501

TOTAL OPTIONS PURCHASED (Cost $793,987)		$732,501

Total Investments (Redwood Fund)
(Cost $339,315,135) - 81.3%		$331,606,817
Other assets and liabilities, net - 18.7%		76,332,908

TOTAL NET ASSETS - 100.0%		$407,939,725

Retirement Choices at 2010 Portfolio (formerly
Retirement 2010 Portfolio)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 99.9%
Affiliated Investment Companies - 7.4%
EQUITY - 5.4%
John Hancock Funds II (G) - 5.4%
Strategic Equity Allocation, Class NAV
(John Hancock) (A)(I)(1)	880,217	$8,335,658
FIXED INCOME - 2.0%
John Hancock Funds II (G) - 2.0%
Short Term Government Income, Class NAV
(John Hancock) (A)(1)	303,534	3,056,589

129

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Retirement Choices at 2010 Portfolio (formerly
Retirement 2010 Portfolio) (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
Unaffiliated Investment Companies - 92.5%
EQUITY - 2.4%
Vanguard Dividend Appreciation ETF	47,817	$2,668,189
Vanguard Energy ETF	4,015	371,508
Vanguard MSCI Emerging Markets ETF	9,970	379,059
Vanguard REIT ETF	6,101	381,435
FIXED INCOME - 90.1%
iShares Barclays TIPS Bond Fund	6,395	775,779
iShares iBoxx Investment Grade Corporate
Bond Fund	33,384	3,904,926
SPDR Barclays Capital High Yield Bond ETF	30,187	1,150,427
SPDR Barclays Capital Short Term Corporate
Bond ETF	127,294	3,878,648
Vanguard Intermediate-term Corporate
Bond ETF	42,909	3,639,970
Vanguard Short-Term Bond ETF	320,434	26,016,036
Vanguard Short-Term Corporate Bond ETF	144,120	11,378,274
Vanguard Total Bond Market ETF	1,044,695	88,287,174
Total investments (Retirement Choices at 2010 Portfolio
(formerly Retirement 2010 Portfolio))
(Cost $154,335,383) - 99.9%		$154,223,672
Other assets and liabilities, net - 0.1%		102,018

TOTAL NET ASSETS - 100.0%		$154,325,690

Retirement Choices at 2015 Portfolio (formerly
Retirement 2015 Portfolio)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.4%
Affiliated Investment Companies - 15.3%
EQUITY - 13.3%
John Hancock Funds II (G) - 13.3%
Strategic Equity Allocation, Class NAV
(John Hancock) (A)(I)(1)	3,067,231	$29,046,677
FIXED INCOME - 2.0%
John Hancock Funds II (G) - 2.0%
Short Term Government Income, Class NAV
(John Hancock) (A)(1)	426,286	4,292,704
Unaffiliated Investment Companies - 85.1%
EQUITY - 4.5%
Vanguard Dividend Appreciation ETF	96,755	5,398,929
Vanguard Energy ETF	5,717	528,994
Vanguard Materials ETF	7,371	548,918
Vanguard MSCI Emerging Markets ETF	56,458	2,146,533
Vanguard REIT ETF	17,430	1,089,724
FIXED INCOME - 80.6%
iShares Barclays TIPS Bond Fund	9,994	1,212,372
iShares iBoxx Investment Grade Corporate
Bond Fund	69,627	8,144,270
SPDR Barclays Capital High Yield Bond ETF	61,353	2,338,163
SPDR Barclays Capital Short Term Corporate
Bond ETF	226,491	6,901,181
Vanguard Intermediate-Term Bond ETF	64,039	5,698,043
Vanguard Intermediate-Term Corporate
Bond ETF	121,621	10,317,109

Retirement Choices at 2015 Portfolio (formerly
Retirement 2015 Portfolio) (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
FIXED INCOME (continued)
Vanguard Short-Term Corporate Bond ETF	119,090	$9,402,156
Vanguard Total Bond Market ETF	1,240,485	104,833,387

SHORT-TERM INVESTMENTS - 0.9%
Federal Home Loan Bank Discount Notes,
0.010%, 06/01/2012 *	$2,000,000	$2,000,000
Total investments (Retirement Choices at 2015 Portfolio
(formerly Retirement 2015 Portfolio))
(Cost $222,379,158) - 101.3%		$220,910,505
Other assets and liabilities, net - (1.3%)		(2,822,387)

TOTAL NET ASSETS - 100.0%		$218,088,118

Retirement Choices at 2020 Portfolio (formerly
Retirement 2020 Portfolio)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.0%
Affiliated Investment Companies - 33.7%
EQUITY - 32.3%
John Hancock Funds II (G) - 32.3%
Strategic Equity Allocation, Class NAV
(John Hancock) (A)(I)(1)	10,869,641	$102,935,504
FIXED INCOME - 1.4%
John Hancock Funds II (G) - 1.4%
Short Term Government Income, Class NAV
(John Hancock) (A)(1)	455,792	4,589,823
Unaffiliated Investment Companies - 66.3%
EQUITY - 7.3%
Vanguard Dividend Appreciation ETF	181,856	10,147,565
Vanguard Energy ETF	16,637	1,539,422
Vanguard Materials ETF	21,109	1,571,987
Vanguard MSCI Emerging Markets ETF	184,342	7,008,683
Vanguard REIT ETF	49,456	3,091,989
FIXED INCOME - 59.0%
iShares Barclays TIPS Bond Fund	12,678	1,537,968
iShares iBoxx Investment Grade Corporate
Bond Fund	105,882	12,385,017
SPDR Barclays Capital High Yield Bond ETF	119,269	4,545,342
SPDR Barclays Capital Short Term Corporate
Bond ETF	187,338	5,708,189
Vanguard Intermediate-Term Bond ETF	135,045	12,015,993
Vanguard Intermediate-Term Corporate
Bond ETF	149,573	12,688,278
Vanguard Short-Term Bond ETF	233,970	18,996,024
Vanguard Short-Term Corporate Bond ETF	92,113	7,272,321
Vanguard Total Bond Market ETF	1,337,658	113,045,478

SHORT-TERM INVESTMENTS - 0.3%
Federal Home Loan Bank Discount Notes,
0.010%, 06/01/2012 *	$1,000,000	$1,000,000
Total investments (Retirement Choices at 2020 Portfolio
(formerly Retirement 2020 Portfolio))
(Cost $326,418,676) - 100.3%		$320,079,583
Other assets and liabilities, net - (0.3%)		(913,510)

TOTAL NET ASSETS - 100.0%		$319,166,073

130

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Retirement Choices at 2025 Portfolio (formerly
Retirement 2025 Portfolio)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.0%
Affiliated Investment Companies - 48.8%
EQUITY - 47.3%
John Hancock Funds II (G) - 47.3%
Strategic Equity Allocation, Class NAV
(John Hancock) (A)(I)(1)	18,400,565	$174,253,349
FIXED INCOME - 1.5%
John Hancock Funds II (G) - 1.5%
Short Term Government Income, Class NAV
(John Hancock) (A)(1)	533,455	5,371,892
Unaffiliated Investment Companies - 51.2%
EQUITY - 10.5%
Vanguard Dividend Appreciation ETF	257,083	14,345,232
Vanguard Energy ETF	37,987	3,514,937
Vanguard Materials ETF	36,730	2,735,283
Vanguard MSCI Emerging Markets ETF	328,192	12,477,860
Vanguard REIT ETF	86,847	5,429,674
Fixed Income - 40.7%
iShares iBoxx Investment Grade Corporate
Bond Fund	117,457	13,738,945
SPDR Barclays Capital High Yield Bond ETF	162,865	6,206,785
SPDR Barclays Capital Short Term Corporate
Bond ETF	119,506	3,641,348
Vanguard Intermediate-Term Bond ETF	152,451	13,564,739
Vanguard Intermediate-Term Corporate
Bond ETF	153,502	13,021,575
Vanguard Short-Term Bond ETF	132,064	10,722,276
Vanguard Short-Term Corporate Bond ETF	46,075	3,637,621
Vanguard Total Bond Market ETF	1,011,157	85,452,878

SHORT-TERM INVESTMENTS - 0.5%
Federal Home Loan Bank Discount Notes,
0.010%, 06/01/2012 *	$2,000,000	$2,000,000
Total investments (Retirement Choices at 2025 Portfolio
(formerly Retirement 2025 Portfolio))
(Cost $381,597,592) - 100.5%		$370,114,394
Other assets and liabilities, net - (0.5%)		(1,879,392)

TOTAL NET ASSETS - 100.0%		$368,235,002

Retirement Choices at 2030 Portfolio (formerly
Retirement 2030 Portfolio)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 99.7%
Affiliated Investment Companies - 58.5%
EQUITY - 57.8%
John Hancock Funds II (G) - 57.8%
Strategic Equity Allocation, Class NAV
(John Hancock) (A)(I)(1)	18,268,415	$173,001,895

FIXED INCOME - 0.7%
John Hancock Funds II (G) - 0.7%
Short Term Government Income, Class NAV
(John Hancock) (A)(1)	218,830	2,203,619

Retirement Choices at 2030 Portfolio (formerly
Retirement 2030 Portfolio) (continued)
	Shares or
	Principal
	Amount	Value

FIXED INCOME (continued)
Unaffiliated Investment Companies - 41.2%

EQUITY - 12.0%
Vanguard Dividend Appreciation ETF	211,955	$11,827,089
Vanguard Energy ETF	39,244	3,631,247
Vanguard Materials ETF	40,190	2,992,949
Vanguard MSCI Emerging Markets ETF	346,291	13,165,984
Vanguard REIT ETF	71,273	4,455,988

FIXED INCOME - 29.2%
iShares iBoxx Investment Grade Corporate
Bond Fund	100,355	11,738,524
SPDR Barclays Capital High Yield Bond ETF	165,018	6,288,836
Vanguard Intermediate-Term Bond ETF	99,167	8,823,652
Vanguard Intermediate-Term Corporate
Bond ETF	95,857	8,131,549
Vanguard Short-Term Corporate Bond ETF	21,067	1,663,240
Vanguard Total Bond Market ETF	601,260	50,812,483
Total investments (Retirement Choices at 2030 Portfolio
(formerly Retirement 2030 Portfolio))
(Cost $310,691,012) - 99.7%		$298,737,055
Other assets and liabilities, net - 0.3%		875,926

TOTAL NET ASSETS - 100.0%		$299,612,981

Retirement Choices at 2035 Portfolio (formerly
Retirement 2035 Portfolio)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 99.6%
Affiliated Investment Companies - 63.6%
EQUITY - 62.9%
John Hancock Funds II (G) - 62.9%
Strategic Equity Allocation, Class NAV
(John Hancock) (A)(I)(1)	15,629,048	$148,007,088
FIXED INCOME - 0.7%
John Hancock Funds II (G) - 0.7%
Short Term Government Income, Class NAV
(John Hancock) (A)(1)	170,683	1,718,774
Unaffiliated Investment Companies - 36.0%

EQUITY - 12.9%
Vanguard Dividend Appreciation ETF	165,552	9,237,802
Vanguard Energy ETF	30,564	2,828,087
Vanguard Materials ETF	38,659	2,878,936
Vanguard MSCI Emerging Markets ETF	298,847	11,362,163
Vanguard REIT ETF	64,299	4,019,974

FIXED INCOME - 23.1%
iShares iBoxx Investment Grade Corporate
Bond Fund	59,284	6,934,450
SPDR Barclays Capital High Yield Bond ETF	149,011	5,678,809
Vanguard Intermediate-Term Bond ETF	38,812	3,453,403
Vanguard Intermediate-Term Corporate
Bond ETF	36,034	3,056,764
Vanguard Long-term Bond ETF	12,717	1,216,635
Vanguard Long-term Corporate Bond ETF	23,364	2,069,583
Vanguard Total Bond Market ETF	379,536	32,074,587

131

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Retirement Choices at 2035 Portfolio (formerly
Retirement 2035 Portfolio) (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 0.4%
Federal Home Loan Bank Discount Notes,
0.010%, 06/01/2012 *	$1,000,000	$1,000,000
Total investments (Retirement Choices at 2035 Portfolio
(formerly Retirement 2035 Portfolio))
(Cost $245,849,033) - 100.0%		$235,537,055
Other assets and liabilities, net - 0.0%		(38,097)

TOTAL NET ASSETS - 100.0%		$235,498,958

Retirement Choices at 2040 Portfolio (formerly
Retirement 2040 Portfolio)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 99.6%
Affiliated Investment Companies - 65.9%
EQUITY - 65.7%
John Hancock Funds II (G) - 65.7%
Strategic Equity Allocation, Class NAV
(John Hancock) (A)(I)(1)	11,029,511	$104,449,468
FIXED INCOME - 0.2%
John Hancock Funds II (G) - 0.2%
Short Term Government Income, Class NAV
(John Hancock) (A)(1)	32,844	330,739
Unaffiliated Investment Companies - 33.7%
EQUITY - 13.6%
Vanguard Dividend Appreciation ETF	118,654	6,620,893
Vanguard Energy ETF	20,693	1,914,724
Vanguard Materials ETF	25,992	1,935,624
Vanguard MSCI Emerging Markets ETF	211,315	8,034,196
Vanguard REIT ETF	48,819	3,052,164
FIXED INCOME - 20.1%
iShares iBoxx Investment Grade Corporate
Bond Fund	32,618	3,815,327
SPDR Barclays Capital High Yield Bond ETF	113,099	4,310,203
Vanguard Intermediate-Term Bond ETF	11,391	1,013,545
Vanguard Intermediate-Term Corporate
Bond ETF	5,960	505,587
Vanguard Long-Term Bond ETF	33,250	3,181,028
Vanguard Long-Term Corporate Bond ETF	20,005	1,772,043
Vanguard Total Bond Market ETF	205,140	17,336,381

SHORT-TERM INVESTMENTS - 0.6%
Federal Home Loan Bank Discount Notes,
0.010%, 06/01/2012 *	$1,000,000	$1,000,000
Total investments (Retirement Choices at 2040 Portfolio
(formerly Retirement 2040 Portfolio))
(Cost $166,535,866) - 100.2%		$159,271,922
Other assets and liabilities, net - (0.2%)		(294,584)

TOTAL NET ASSETS - 100.0%		$158,977,338

Retirement Choices at 2045 Portfolio (formerly
Retirement 2045 Portfolio)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 66.5%
Affiliated Investment Companies - 66.5%
EQUITY - 66.3%
John Hancock Funds II (G) - 66.3%
Strategic Equity Allocation, Class NAV
(John Hancock) (A)(I)(1)	8,469,818	$80,209,178
FIXED INCOME - 0.2%
John Hancock Funds II (G) - 0.2%
Short Term Government Income, Class NAV
(John Hancock) (A)(1)	28,216	284,131

UNAFFILIATED INVESTMENT COMPANIES - 33.1%
EQUITY - 14.0%
Vanguard Dividend Appreciation ETF	90,875	5,070,825
Vanguard Energy ETF	15,758	1,458,088
Vanguard Materials ETF	20,213	1,505,262
Vanguard MSCI Emerging Markets ETF	170,717	6,490,660
Vanguard REIT ETF	38,234	2,390,390
FIXED INCOME - 19.1%
iShares iBoxx Investment Grade Corporate
Bond Fund	12,646	1,479,203
SPDR Barclays Capital High Yield Bond ETF	97,809	3,727,501
Vanguard Intermediate-Term Bond ETF	3,739	332,688
Vanguard Long-Term Bond ETF	31,891	3,051,012
Vanguard Long-term Corporate Bond ETF	16,761	1,484,689
Vanguard Total Bond Market ETF	153,634	12,983,609
Total investments (Retirement Choices at 2045 Portfolio
(formerly Retirement 2045 Portfolio))
(Cost $126,063,244) - 99.6%		$120,467,236
Other assets and liabilities, net - 0.4%		494,542

TOTAL NET ASSETS - 100.0%		$120,961,778

Retirement Choices at 2050 Portfolio (formerly
Retirement 2050 Portfolio)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 99.4%
Affiliated Investment Companies - 66.5%
EQUITY - 66.2%
John Hancock Funds II (G) - 66.2%
Strategic Equity Allocation, Class NAV
(John Hancock) (A)(I)(1)	4,108,359	$38,906,155
Fixed Income - 0.3%
John Hancock Funds II (G) - 0.3%
Short Term Government Income, Class NAV
(John Hancock) (A)(1)	14,218	143,175
Unaffiliated Investment Companies - 32.9%
EQUITY - 13.9%
Vanguard Dividend Appreciation ETF	43,944	2,452,074
Vanguard Energy ETF	7,611	704,246
Vanguard Materials ETF	9,759	726,753
Vanguard MSCI Emerging Markets ETF	82,254	3,127,297
Vanguard REIT ETF	18,465	1,154,431
FIXED INCOME - 19.0%
iShares iBoxx Investment Grade Corporate
Bond Fund	3,739	437,351

132

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Retirement Choices at 2050 Portfolio (formerly
Retirement 2050 Portfolio) (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
FIXED INCOME (continued)
SPDR Barclays Capital High Yield Bond ETF	47,924	$1,826,384
Vanguard Long-Term Bond ETF	22,142	2,118,325
Vanguard Long-Term Corporate Bond ETF	11,463	1,015,393
Vanguard Total Bond Market ETF	68,656	5,802,119
Total investments (Retirement Choices at 2050 Portfolio
(formerly Retirement 2050 Portfolio))
(Cost $61,118,881) - 99.4%		$58,413,703
Other assets and liabilities, net - 0.6%		335,240

TOTAL NET ASSETS - 100.0%		$58,748,943

Short Term Government Income Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 93.2%
U.S. Government - 13.9%
U.S. Treasury Notes
0.750%, 08/15/2013	$805,000	810,031
0.875%, 12/31/2016	1,860,000	1,882,523
1.000%, 08/31/2016	1,960,000	1,996,138
1.250%, 09/30/2015	2,695,000	2,768,272
1.500%, 12/31/2013	6,050,000	6,167,691
1.750%, 03/31/2014	1,080,000	1,109,109
2.000%, 04/30/2016	1,760,000	1,860,788
2.125%, 05/31/2015	5,635,000	5,927,755
2.500%, 04/30/2015	3,835,000	4,071,090

		26,593,397
U.S. Government Agency - 79.3%
Federal Agricultural Mortgage Corp.
2.000%, 07/27/2016	3,341,000	3,492,521
2.125%, 09/15/2015	4,260,000	4,419,350
2.375%, 07/22/2015	4,990,000	5,237,709
3.250%, 08/11/2014	805,000	848,117
5.125%, 04/19/2017 (S)	6,890,000	8,168,129
Federal Farm Credit Bank
0.940%, 04/18/2016	1,650,000	1,652,251
1.150%, 09/14/2015	2,045,000	2,048,857
1.370%, 10/11/2016	2,000,000	2,007,632
1.900%, 12/21/2017	2,075,000	2,089,845
2.180%, 11/09/2018	5,185,000	5,216,971
Federal Home Loan Bank
0.600%, 03/05/2015	1,000,000	1,000,714
0.875%, 05/23/2016	3,500,000	3,502,457
0.960%, 02/08/2016	3,610,000	3,610,274
1.240%, 03/13/2017 to 03/14/2017	8,895,000	8,908,308
1.250%, 02/28/2017	2,300,000	2,301,688
2.125%, 06/10/2016	1,245,000	1,315,089
2.750%, 03/13/2015	1,720,000	1,828,439
Federal Home Loan Mortgage Corp.
0.875%, 10/24/2014	1,500,000	1,501,973
1.250%, 12/29/2014	3,176,000	3,177,988
1.375%, 09/14/2017	2,135,000	2,145,675
1.500%, 05/23/2017	3,130,000	3,141,565
1.550%, 01/25/2018	4,210,000	4,229,046
4.271%, 09/01/2039 (P)	674,784	712,544
5.000%, 09/01/2015	1,095,195	1,173,502
6.000%, 12/01/2037	972,201	1,068,340
6.500%, 09/01/2039	775,845	868,770

Short Term Government Income Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association
0.650%, 04/30/2015	$4,985,000	$4,984,541
0.700%, 03/26/2015	2,235,000	2,242,966
1.000%, 06/06/2016	3,500,000	3,508,643
1.300%, 01/30/2017	3,000,000	3,015,516
2.321%, 09/01/2041 (P)	2,586,484	2,686,897
2.429%, 04/01/2042 (P)	1,994,709	2,078,074
2.496%, 02/01/2042 (P)	2,923,195	3,049,521
2.605%, 02/01/2042 (P)	2,077,592	2,171,326
3.279%, 05/01/2041 (P)	853,905	898,260
3.500%, 12/01/2026	1,867,432	1,971,527
3.530%, 07/01/2039 (P)	149,686	156,196
4.272%, 05/01/2034 (P)	190,380	199,883
4.952%, 04/01/2048 (P)	20,725	22,420
5.500%, 05/01/2034 to 08/01/2040	3,294,918	3,607,840
6.000%, 02/01/2037 to 09/01/2037	4,035,574	4,451,221
6.500%, 11/01/2038 to 01/01/2039	5,443,914	6,123,180
Government National Mortgage Association
2.500%, 01/20/2042 (P)	7,389,765	7,735,763
3.000%, 07/20/2041 (P)	3,487,049	3,672,602
3.500%, 07/20/2041 (P)	4,522,862	4,781,354
Tennessee Valley Authority
4.375%, 06/15/2015	6,765,000	7,526,211
4.500%, 04/01/2018	3,470,000	4,098,754
4.875%, 12/15/2016	2,840,000	3,343,629
5.500%, 07/18/2017	3,151,000	3,849,481

		151,843,559

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $176,056,191)		$178,436,956

COLLATERALIZED MORTGAGE
OBLIGATIONS - 6.2%
U.S. Government Agency - 6.2%
Federal Home Loan Mortgage Corp.
Series K017, Class X1 IO,
1.460%, 12/25/2021 (P)	1,263,222	130,188
Series K708, Class X1 IO,
1.513%, 01/25/2019 (P)	3,960,000	323,948
Series K707, Class X1 IO,
1.560%, 12/25/2018 (P)	1,494,531	127,497
Series K706, Class X1 IO,
1.595%, 10/25/2018 (P)	4,281,197	366,346
Series 3956, Class DJ,
3.250%, 10/15/2036	1,366,787	1,408,726
Series 3499, Class PA,
4.500%, 08/15/2036	935,229	992,888
Series 3947, Class PA,
4.500%, 01/15/2041	327,727	358,683
Federal National Mortgage Association
Series 20011-146, Class MA,
3.500%, 08/25/2041	2,016,471	2,099,619
Series 2011-132, Class PA,
4.500%, 08/25/2039	4,042,415	4,343,273
Government National Mortgage Association,
Series 2010-88, Class BA
4.500%, 01/20/2036	1,558,900	1,645,412

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $11,863,216)		$11,796,580

133

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Short Term Government Income Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 2.4%
Repurchase Agreement - 2.4%
Repurchase Agreement with State Street Corp.
dated 05/31/2012 at 0.010% to be
repurchased at $4,500,001 on 06/01/2012,
collateralized by $4,590,000 Federal Home
Loan Bank, 0.280% due 08/02/2013 (valued
at $4,594,305, including interest).	$4,500,000	$4,500,000

TOTAL SHORT-TERM INVESTMENTS (Cost $4,500,000)		$4,500,000

Total Investments (Short Term Government Income Fund)
(Cost $192,419,407) - 101.8%		$194,733,536
Other assets and liabilities, net - (1.8%)		(3,350,783)

TOTAL NET ASSETS - 100.0%		$191,382,753

Small Cap Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 91.9%
Consumer Discretionary - 22.4%
Auto Components - 1.4%
Dana Holding Corp.	73,240	$975,557
Tenneco, Inc. (I)(L)	38,224	1,037,782

		2,013,339
Diversified Consumer Services - 0.1%
American Public Education, Inc. (I)(L)	6,570	186,785
Hotels, Restaurants & Leisure - 3.6%
AFC Enterprises, Inc. (I)	70,736	1,510,921
Buffalo Wild Wings, Inc. (I)(L)	14,260	1,213,669
Ignite Restaurant Group, Inc. (I)	10,800	193,104
Red Robin Gourmet Burgers, Inc. (I)(L)	16,640	532,480
The Cheesecake Factory, Inc. (I)(L)	56,607	1,836,331

		5,286,505
Household Durables - 1.6%
Meritage Homes Corp. (I)(L)	26,070	782,361
PulteGroup, Inc. (I)(L)	173,538	1,624,316

		2,406,677
Internet & Catalog Retail - 2.6%
HomeAway, Inc. (I)	22,400	526,400
Shutterfly, Inc. (I)(L)	57,909	1,596,551
TripAdvisor, Inc. (I)	38,420	1,647,450

		3,770,401
Leisure Equipment & Products - 0.8%
Brunswick Corp. (L)	20,772	454,907
Leapfrog Enterprises, Inc. (I)(L)	68,380	712,520

		1,167,427
Specialty Retail - 9.5%
DSW, Inc., Class A	29,232	1,744,566
Express, Inc. (I)	85,920	1,589,520
GNC Holdings, Inc., Class A	68,530	2,640,461
Hibbett Sports, Inc. (I)(L)	29,960	1,678,659
Lumber Liquidators Holdings, Inc. (I)(L)	21,500	625,435
Mattress Firm Holding Corp. (I)(L)	19,520	668,170
Rent-A-Center, Inc.	39,740	1,338,046
Rue21, Inc. (I)(L)	50,450	1,335,916
The Children’s Place Retail Stores, Inc. (I)	23,800	1,094,086
Urban Outfitters, Inc. (I)	40,550	1,134,184

		13,849,043

Small Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 2.8%
Deckers Outdoor Corp. (I)(L)	15,300	$851,751
Hanesbrands, Inc. (I)(L)	73,718	2,053,783
Steven Madden, Ltd. (I)	28,900	1,171,606

		4,077,140

		32,757,317
Consumer Staples - 1.0%
Personal Products - 1.0%
Elizabeth Arden, Inc. (I)	44,220	1,523,821
Energy - 4.7%
Energy Equipment & Services - 2.7%
Atwood Oceanics, Inc. (I)	41,005	1,566,801
Gulfmark Offshore, Inc., Class A (I)	35,368	1,262,284
Tidewater, Inc.	26,410	1,190,563

		4,019,648
Oil, Gas & Consumable Fuels - 2.0%
Bonanza Creek Energy, Inc. (I)	8,447	144,106
Rex Energy Corp. (I)	127,910	1,286,775
Rosetta Resources, Inc. (I)	37,300	1,443,137

		2,874,018

		6,893,666
Financials - 4.1%
Capital Markets - 1.1%
Knight Capital Group, Inc., Class A (I)	97,460	1,225,072
Manning & Napier, Inc.	22,700	315,303

		1,540,375
Commercial Banks - 0.8%
PrivateBancorp, Inc.	29,370	432,620
Western Alliance Bancorp (I)	88,220	769,278

		1,201,898
Consumer Finance - 0.1%
Netspend Holdings, Inc. (I)(L)	25,658	190,126
Real Estate Investment Trusts - 2.1%
Coresite Realty Corp.	59,600	1,421,460
LaSalle Hotel Properties	4,500	124,110
Pebblebrook Hotel Trust	56,948	1,250,009
Strategic Hotels & Resorts, Inc. (I)	19,650	122,420
Sunstone Hotel Investors, Inc. (I)	11,500	115,115

		3,033,114

		5,965,513
Health Care - 16.7%
Biotechnology - 5.3%
Amylin Pharmaceuticals, Inc. (I)	39,880	1,057,219
Arena Pharmaceuticals, Inc. (I)(L)	80,070	535,668
Immunogen, Inc. (I)(L)	62,320	873,103
Incyte Corp. (I)(L)	61,130	1,302,680
Ironwood Pharmaceuticals, Inc. (I)(L)	72,770	867,418
NPS Pharmaceuticals, Inc. (I)(L)	93,900	740,871
Onyx Pharmaceuticals, Inc. (I)	22,710	1,039,664
Seattle Genetics, Inc. (I)(L)	65,680	1,279,446

		7,696,069
Health Care Equipment & Supplies - 5.1%
ABIOMED, Inc. (I)	29,500	599,735
Gen-Probe, Inc. (I)	31,840	2,576,174
HeartWare International, Inc. (I)(L)	21,750	1,769,798
Insulet Corp. (I)(L)	70,100	1,291,242
Volcano Corp. (I)(L)	41,720	1,192,775

		7,429,724

134

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services - 1.0%
Health Net, Inc. (I)	23,380	$598,996
WellCare Health Plans, Inc. (I)	16,450	928,932

		1,527,928
Health Care Technology - 1.9%
Catamaran Corp. (I)(L)	30,289	2,717,226
Life Sciences Tools & Services - 1.3%
PAREXEL International Corp. (I)	73,638	1,970,553
Pharmaceuticals - 2.1%
Optimer Pharmaceuticals, Inc. (I)(L)	45,120	674,093
Salix Pharmaceuticals, Ltd. (I)	36,750	1,904,018
The Medicines Company (I)	24,100	529,718

		3,107,829

		24,449,329
Industrials - 15.4%
Aerospace & Defense - 3.6%
DigitalGlobe, Inc. (I)	99,270	1,604,203
Esterline Technologies Corp. (I)	13,960	901,676
Moog, Inc., Class A (I)	39,940	1,518,519
Teledyne Technologies, Inc. (I)	21,619	1,288,060

		5,312,458
Airlines - 1.5%
Spirit Airlines, Inc. (I)	107,160	2,208,568
Building Products - 0.9%
Trex Company, Inc. (I)(L)	43,475	1,265,123
Commercial Services & Supplies - 0.8%
Sykes Enterprises, Inc. (I)	74,604	1,122,790
Electrical Equipment - 1.4%
Acuity Brands, Inc.	10,170	554,265
Polypore International, Inc. (I)(L)	40,950	1,514,741

		2,069,006
Machinery - 1.8%
Colfax Corp. (I)	41,370	1,172,012
Middleby Corp. (I)	4,580	468,397
Sauer-Danfoss, Inc.	15,300	552,789
Westport Innovations, Inc. (I)(L)	19,980	487,712

		2,680,910
Professional Services - 1.4%
The Advisory Board Company (I)(L)	21,400	2,073,018
Road & Rail - 3.0%
Landstar System, Inc.	48,640	2,563,328
Old Dominion Freight Line, Inc. (I)	40,760	1,775,506

		4,338,834
Trading Companies & Distributors - 1.0%
DXP Enterprises, Inc. (I)	15,000	705,000
United Rentals, Inc. (I)(L)	20,232	699,016

		1,404,016

		22,474,723
Information Technology - 26.1%
Communications Equipment - 1.8%
Finisar Corp. (I)(L)	100,950	1,448,633
Ixia (I)(L)	105,910	1,120,528
Ubiquiti Networks, Inc. (I)(L)	6,970	129,991

		2,699,152
Electronic Equipment, Instruments & Components - 3.3%
Coherent, Inc. (I)(L)	27,700	1,222,678
Fabrinet (I)	93,810	1,093,825

Small Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Jabil Circuit, Inc. (L)	88,010	$1,683,631
Universal Display Corp. (I)(L)	29,090	818,884

		4,819,018
Internet Software & Services - 4.2%
CoStar Group, Inc. (I)	3,800	280,782
DealerTrack Holdings, Inc. (I)(L)	44,950	1,227,135
IAC/InterActiveCorp	39,960	1,795,003
LivePerson, Inc. (I)	101,283	1,748,145
Web.com Group, Inc. (I)	64,240	1,022,701

		6,073,766
IT Services - 3.7%
Sapient Corp. (L)	156,590	1,722,490
Syntel, Inc.	23,700	1,324,830
VeriFone Systems, Inc. (I)(L)	19,480	703,423
Wright Express Corp. (I)	28,410	1,592,665

		5,343,408
Semiconductors & Semiconductor Equipment - 3.8%
Cypress Semiconductor Corp. (I)	104,070	1,372,683
Lattice Semiconductor Corp. (I)	229,980	1,051,009
Skyworks Solutions, Inc. (I)	75,530	2,028,736
Ultratech, Inc. (I)	36,510	1,106,983

		5,559,411
Software - 9.3%
Bottomline Technologies, Inc. (I)	36,080	645,110
BroadSoft, Inc. (I)(L)	26,310	718,526
Cadence Design Systems, Inc. (I)(L)	221,800	2,262,360
Concur Technologies, Inc. (I)(L)	27,690	1,712,627
Guidewire Software, Inc. (I)	13,990	362,481
Imperva, Inc. (I)	31,280	804,209
Jive Software, Inc. (I)(L)	50,930	853,078
MicroStrategy, Inc., Class A (I)	10,560	1,288,109
Parametric Technology Corp. (I)	37,090	749,218
Pegasystems, Inc.	36,750	1,138,883
Solera Holdings, Inc.	43,210	1,918,524
Splunk, Inc. (I)(L)	11,400	371,184
Tangoe, Inc. (I)	42,690	824,344

		13,648,653

		38,143,408
Materials - 1.5%
Chemicals - 1.5%
Flotek Industries, Inc. (I)(L)	59,680	635,592
Methanex Corp.	56,520	1,580,852

		2,216,444

		2,216,444

TOTAL COMMON STOCKS (Cost $120,376,293)		$134,424,221

INVESTMENT COMPANIES - 3.2%
iShares Russell 2000 Growth Index Fund	54,300	4,727,901

TOTAL INVESTMENT COMPANIES (Cost $5,019,454)		$4,727,901

SECURITIES LENDING COLLATERAL - 25.5%
John Hancock Collateral
Investment Trust, 0.3309% (W)(Y)	3,736,089	37,387,790

TOTAL SECURITIES LENDING
COLLATERAL (Cost $37,382,206)		$37,387,790

135

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 5.9%
Repurchase Agreement - 5.9%
Deutsche Bank Tri-Party Repurchase
Agreement dated 05/31/2012 at 0.220% to
be repurchased at $8,600,053 on
06/01/2012, collateralized by $7,893,072
Government National Mortgage Association,
5.000% due 01/15/2039 (valued at
$8,772,000, including interest)	$8,600,000	$8,600,000

TOTAL SHORT-TERM INVESTMENTS (Cost $8,600,000)		$8,600,000

Total Investments (Small Cap Growth Fund)
(Cost $171,377,953) - 126.5%		$185,139,912
Other assets and liabilities, net - (26.5%)		(38,804,531)

TOTAL NET ASSETS - 100.0%		$146,335,381

Small Cap Opportunities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.0%
Consumer Discretionary - 17.2%
Auto Components - 1.2%
Dana Holding Corp.	44,144	$587,998
Drew Industries, Inc. (I)	2,700	71,685
Exide Technologies (I)	10,280	23,850
Federal-Mogul Corp. (I)	3,604	40,257
Modine Manufacturing Company (I)	52,357	339,273
Motorcar Parts of America, Inc. (I)	2,590	11,189
Shiloh Industries, Inc.	1,546	15,182
Spartan Motors, Inc.	4,866	21,897
Standard Motor Products, Inc.	3,300	44,583
Stoneridge, Inc. (I)	55	388
Superior Industries International, Inc.	5,170	86,804
TRW Automotive Holdings Corp. (I)	14,512	559,728

		1,802,834
Distributors - 0.1%
Core-Mark Holding Company, Inc.	2,190	95,243
VOXX International Corp. (I)	2,806	27,667

		122,910
Diversified Consumer Services - 0.3%
Ascent Capital Group, Inc., Class A (I)	2,709	141,897
Cambium Learning Group, Inc. (I)	3,781	4,651
Career Education Corp. (I)	5	33
Carriage Services, Inc.	1,315	9,626
Corinthian Colleges, Inc. (I)	2,160	5,918
Education Management Corp. (I)	762	5,959
Mac-Gray Corp.	768	9,516
Matthews International Corp., Class A	253	7,620
Regis Corp. (L)	7,952	145,601
School Specialty, Inc. (I)(L)	2,471	7,438
Steiner Leisure, Ltd. (I)	148	6,783
Stewart Enterprises, Inc., Class A (L)	1,666	10,279

		355,321
Hotels, Restaurants & Leisure - 2.7%
Bally Technologies, Inc. (I)	12,859	598,586
Benihana, Inc.	1,639	26,404
Biglari Holdings, Inc. (I)	222	86,909
Bluegreen Corp. (I)	7,080	35,754
Bob Evans Farms, Inc.	2,266	91,864
Boyd Gaming Corp. (I)(L)	13,073	99,616

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Canterbury Park Holding Corp. (I)	100	$1,290
Churchill Downs, Inc.	1,871	112,260
DineEquity, Inc. (I)	14,815	711,120
Dover Downs Gaming & Entertainment, Inc.	2,392	6,985
Full House Resorts, Inc. (I)	632	1,845
Gaming Partners International Corp.	400	2,584
Gaylord Entertainment Company (I)	5,300	201,135
International Speedway Corp., Class A	5,732	137,797
Isle of Capri Casinos, Inc. (I)(L)	7,312	39,119
Life Time Fitness, Inc. (I)	2,800	120,008
Luby’s, Inc. (I)	6,723	34,355
Marcus Corp.	4,131	55,066
Monarch Casino & Resort, Inc. (I)	2,300	21,321
MTR Gaming Group, Inc. (I)	4,201	20,921
Multimedia Games
Holding Company, Inc. (I)(L)	1,794	22,622
Orient Express Hotels, Ltd., Class A (I)	11,800	99,592
Papa John’s International, Inc. (I)	14,650	681,518
Pinnacle Entertainment, Inc. (I)	8,929	87,326
Red Lion Hotels Corp. (I)	314	2,660
Red Robin Gourmet Burgers, Inc. (I)	1,400	44,800
Rick’s Cabaret International, Inc. (I)	2,292	17,901
Ruby Tuesday, Inc. (I)	8,325	59,774
Ruth’s Hospitality Group, Inc. (I)(L)	2,796	18,342
Speedway Motorsports, Inc.	6,816	112,260
The Wendy’s Company	47,925	219,976
Vail Resorts, Inc. (L)	4,149	180,357

		3,952,067
Household Durables - 2.8%
Acme United Corp.	300	3,159
Bassett Furniture Industries, Inc.	1,320	12,382
Beazer Homes USA, Inc. (I)	14,270	37,245
Blyth, Inc.	547	40,872
Cavco Industries, Inc. (I)	648	27,313
CSS Industries, Inc.	926	17,631
D.R. Horton, Inc.	2,270	37,682
Emerson Radio Corp. (I)	6,514	13,354
Furniture Brands International, Inc. (I)	11,407	13,232
Helen of Troy, Ltd. (I)	4,435	139,614
Hooker Furniture Corp.	2,845	31,238
Jarden Corp.	2,206	89,674
KB Home (L)	7,492	54,317
Kid Brands, Inc. (I)	2,309	5,288
La-Z-Boy, Inc. (I)	64,052	903,774
Lennar Corp., Class A (L)	8,134	221,977
Lennar Corp., Class B	1,165	25,129
Lifetime Brands, Inc.	795	8,920
M/I Homes, Inc. (I)	4,500	67,590
MDC Holdings, Inc.	1,223	35,125
Meritage Homes Corp. (I)(L)	33,178	995,672
Mohawk Industries, Inc. (I)	8,400	572,040
PulteGroup, Inc. (I)	28,129	263,287
Ryland Group, Inc.	4,400	98,384
Skyline Corp.	705	3,201
Standard Pacific Corp. (I)(L)	12,794	66,017
Stanley Furniture Company, Inc. (I)	2,115	8,249
Universal Electronics, Inc. (I)	103	1,349
Whirlpool Corp.	4,144	256,431

		4,050,146
Internet & Catalog Retail - 0.0%
1-800-Flowers.com, Inc., Class A (I)	5,490	16,250
dELiA*s, Inc. (I)	3,000	4,560
Gaiam, Inc., Class A (I)	3,280	13,087

136

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet & Catalog Retail (continued)
ValueVision Media, Inc. (I)	633	$1,101

		34,998
Leisure Equipment & Products - 0.7%
Arctic Cat, Inc. (I)	2,170	78,467
Brunswick Corp.	31,566	691,295
Callaway Golf Company (L)	10,513	58,032
Jakks Pacific, Inc. (L)	3,677	67,988
Leapfrog Enterprises, Inc. (I)	7,584	79,025
Smith & Wesson Holding Corp. (I)	5,368	36,180
Steinway Musical Instruments, Inc. (I)	2,960	66,452
The Nautilus Group, Inc. (I)	1,456	4,368

		1,081,807
Media - 1.5%
AH Belo Corp.	4,621	18,484
Beasley Broadcasting Group, Inc. (I)	447	2,686
Belo Corp., Class A	7,770	44,911
Central European Media Enterprises, Ltd. (I)	2,003	11,918
Clear Channel Outdoor Holdings, Inc., Class A	1,967	12,392
DreamWorks Animation SKG, Inc. (I)(L)	1,364	24,266
EW Scripps Company (I)	10,582	95,132
Fisher Communications, Inc. (I)	2,124	60,831
Gannett Company, Inc. (L)	17,417	227,466
Gray Television, Inc. (I)	8,117	11,283
Harte-Hanks, Inc.	9,457	79,817
Journal Communications, Inc., Class A (I)	8,168	34,632
Lee Enterprises, Inc. (I)(L)	3,600	4,176
Live Nation Entertainment, Inc. (I)	16,669	155,855
Martha Stewart Living
Omnimedia, Inc., Class A	4,500	13,455
Media General, Inc., Class A (I)(L)	5,000	17,650
Meredith Corp. (L)	1,195	35,360
New Frontier Media, Inc. (I)	1,891	3,271
Outdoor Channel Holdings, Inc.	1,659	10,916
Radio One, Inc., Class D (I)	4,508	4,553
Salem Communications Corp., Class A	1,200	5,772
The Interpublic Group of Companies, Inc. (L)	73,251	761,078
The Madison Square Garden, Inc., Class A (I)	4,734	177,478
The McClatchy Company, Class A (I)(L)	13,372	29,285
The New York Times Company, Class A (I)	700	4,655
The Washington Post Company, Class B (L)	1,176	410,212

		2,257,534
Multiline Retail - 0.6%
Dillard’s, Inc., Class A (L)	8,952	601,932
Fred’s, Inc., Class A (L)	7,054	96,993
Saks, Inc. (I)(L)	12,322	121,495
Tuesday Morning Corp. (I)	4,400	18,392

		838,812
Specialty Retail - 6.4%
Americas Car-Mart, Inc. (I)	1,101	47,508
Asbury Automotive Group, Inc. (I)	1,599	42,741
Barnes & Noble, Inc. (I)(L)	9,129	149,989
Bebe Stores, Inc.	97,838	624,206
Big 5 Sporting Goods Corp.	235	1,530
Books-A-Million, Inc. (I)(L)	2,241	7,126
Brown Shoe Company, Inc. (L)	6,262	74,455
Build-A-Bear Workshop, Inc. (I)	3,247	14,741
Cabela’s, Inc. (I)	6,938	245,189
Cache, Inc. (I)	2,290	11,267
Casual Male Retail Group, Inc. (I)	6,459	19,700
Charming Shoppes, Inc. (I)	17,375	127,533
Christopher & Banks Corp.	7,727	9,272
Citi Trends, Inc. (I)	20	276

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Collective Brands, Inc. (I)	8,484	$180,455
Conn’s, Inc. (I)(L)	7,677	134,271
Express, Inc. (I)	33,756	624,486
Foot Locker, Inc.	8,200	260,268
GameStop Corp., Class A (L)	16,216	311,023
Genesco, Inc. (I)	13,182	876,603
GNC Holdings, Inc., Class A	24,864	958,010
Golfsmith International Holdings, Inc. (I)	700	4,235
Group 1 Automotive, Inc.	3,300	172,788
Haverty Furniture Companies, Inc.	3,731	45,294
hhgregg, Inc. (I)(L)	1,994	21,436
HOT Topic, Inc.	6,589	65,297
Lithia Motors, Inc., Class A (L)	5,348	130,598
MarineMax, Inc. (I)(L)	4,389	42,310
New York & Company, Inc. (I)	2,900	10,237
Pacific Sunwear of California, Inc. (I)(L)	15,200	21,736
Penske Automotive Group, Inc. (L)	32,783	805,806
PEP Boys - Manny, Moe & Jack	9,800	90,944
Perfumania Holdings, Inc. (I)	1,016	7,925
Pier 1 Imports, Inc.	48,953	797,934
RadioShack Corp. (L)	2,661	12,347
Rent-A-Center, Inc.	12,800	430,976
Shoe Carnival, Inc. (I)	2,916	61,761
Sonic Automotive, Inc. (L)	2,665	39,682
Stage Stores, Inc.	5,947	102,229
Stein Mart, Inc. (I)	5,406	39,139
Systemax, Inc. (I)(L)	4,305	52,349
The Buckle, Inc. (L)	16,290	637,591
The Finish Line, Inc., Class A (L)	35,587	733,804
The Men’s Wearhouse, Inc.	7,700	277,123
The Wet Seal, Inc., Class A (I)(L)	14,505	41,194
West Marine, Inc. (I)	4,685	48,818
Zale Corp. (I)	6,957	16,279

		9,430,481
Textiles, Apparel & Luxury Goods - 0.9%
Charles & Colvard, Ltd. (I)	775	2,984
Culp, Inc. (I)	600	5,808
Delta Apparel, Inc. (I)	522	7,397
G-III Apparel Group, Ltd. (I)(L)	381	9,415
Heelys, Inc. (I)	1,265	2,669
Iconix Brand Group, Inc. (I)(L)	14,828	222,123
K-Swiss, Inc., Class A (I)	2,217	6,629
Kenneth Cole Productions, Inc., Class A (I)	1,900	28,690
Lacrosse Footwear, Inc.	1,274	13,887
Lakeland Industries, Inc. (I)	700	5,621
Movado Group, Inc.	3,584	99,277
Perry Ellis International, Inc. (I)	2,224	41,833
PVH Corp.	8,460	685,260
Quiksilver, Inc. (I)(L)	18,231	50,135
RG Barry Corp.	1,273	16,371
Rocky Brands, Inc. (I)	1,126	14,897
Skechers U.S.A., Inc., Class A (I)	1,865	31,686
Tandy Brands Accessories, Inc. (I)	100	146
The Jones Group, Inc.	7,763	74,835
Unifi, Inc. (I)	4,120	45,444

		1,365,107

		25,292,017
Consumer Staples - 3.6%
Beverages - 0.1%
Central European Distribution Corp. (I)(L)	5,941	23,289
Coca-Cola Bottling Company Consolidated	570	34,924
Constellation Brands, Inc., Class A (I)	4,111	79,301
Craft Brewers Alliance, Inc. (I)	2,766	21,990

137

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Beverages (continued)
MGP Ingredients, Inc.	2,626	$8,640

		168,144
Food & Staples Retailing - 1.0%
Ingles Markets, Inc.	2,701	42,163
Nash Finch Company	2,322	47,856
Safeway, Inc.	11	209
Spartan Stores, Inc.	4,932	82,611
SUPERVALU, Inc. (L)	23,700	107,124
Susser Holdings Corp. (I)	3,944	115,362
The Andersons, Inc.	2,066	89,974
The Pantry, Inc. (I)	4,883	63,040
United Natural Foods, Inc. (I)	15,352	778,346
Weis Markets, Inc.	2,061	89,942

		1,416,627
Food Products - 2.1%
Alico, Inc.	490	11,966
Cal-Maine Foods, Inc.	700	24,878
Chiquita Brands International, Inc. (I)	5,723	31,019
Corn Products International, Inc. (I)	13,858	708,005
Darling International, Inc. (I)	532	7,453
Dole Food Company, Inc. (I)(L)	9,842	87,397
Farmer Brothers Company (I)	145	992
Fresh Del Monte Produce, Inc.	9,985	234,348
Imperial Sugar Company (L)	2,770	17,479
Omega Protein Corp. (I)	4,810	32,083
Ralcorp Holdings, Inc. (I)	2,200	139,810
Seneca Foods Corp., Class A (I)	2,016	43,929
Smart Balance, Inc. (I)	6,928	41,083
Smithfield Foods, Inc. (I)	19,056	374,832
Snyders-Lance, Inc.	1,625	41,909
The Hain Celestial Group, Inc. (I)(L)	9,339	518,221
Tootsie Roll Industries, Inc. (L)	292	6,526
TreeHouse Foods, Inc. (I)(L)	12,819	730,811

		3,052,741
Household Products - 0.2%
Central Garden & Pet Company (I)	2,591	23,371
Central Garden & Pet Company, Class A (I)	6,610	60,944
Oil-Dri Corp of America	855	16,442
Orchids Paper Products Company	100	1,627
Spectrum Brands Holdings, Inc. (I)	5,367	185,269

		287,653
Personal Products - 0.1%
CCA Industries, Inc.	400	1,712
Inter Parfums, Inc.	1,402	22,011
Mannatech Inc (I)	83	415
Nutraceutical International Corp. (I)	2,391	35,769
Physicians Formula Holdings, Inc. (I)	200	624
Prestige Brands Holdings, Inc. (I)	9,609	131,932

		192,463
Tobacco - 0.1%
Alliance One International, Inc. (I)(L)	16,283	46,732
Universal Corp. (L)	3,700	167,129

		213,861

		5,331,489
Energy - 6.7%
Energy Equipment & Services - 4.1%
Basic Energy Services, Inc. (I)	5,693	64,559
Bolt Technology Corp.	1,048	12,964
Bristow Group, Inc.	7,057	282,633
Cal Dive International, Inc. (I)	8,437	21,683

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Dawson Geophysical Company (I)	1,649	$37,432
Dresser-Rand Group, Inc. (I)(L)	13,430	589,308
ENGlobal Corp. (I)	267	481
Exterran Holdings, Inc. (I)(L)	9,219	106,387
Gulf Islands Fabrication, Inc.	3,360	84,000
Gulfmark Offshore, Inc., Class A (I)	5,420	193,440
Helix Energy Solutions Group, Inc. (I)	22,253	381,194
Hercules Offshore, Inc. (I)	20,463	67,733
Hornbeck Offshore Services, Inc. (I)	5,800	193,662
Lufkin Industries, Inc. (L)	8,162	469,070
Matrix Service Company (I)	5,600	58,184
Mitcham Industries, Inc. (I)	2,445	46,211
Nabors Industries, Ltd. (I)	10,197	138,169
Natural Gas Services Group, Inc. (I)	2,736	37,702
Newpark Resources, Inc. (I)(L)	14,056	81,384
Oceaneering International, Inc.	14,894	688,401
Oil States International, Inc. (I)	9,936	661,440
Parker Drilling Company (I)	16,600	81,174
Patterson-UTI Energy, Inc.	10,900	164,808
PHI, Inc. (I)	2,700	64,287
Pioneer Drilling Company (I)	13,710	102,002
Rowan Companies Plc (I)	13,921	417,630
SEACOR Holdings, Inc. (I)	2,519	217,163
Tesco Corp. (I)	139	1,671
Tetra Technologies, Inc. (I)	7,049	45,043
Tidewater, Inc.	5,452	245,776
Union Drilling, Inc. (I)	5,316	24,613
Unit Corp. (I)	10,500	417,795
Willbros Group, Inc. (I)	11,697	66,907

		6,064,906
Oil, Gas & Consumable Fuels - 2.6%
Alon USA Energy, Inc.	8,155	69,073
Approach Resources, Inc. (I)	1,893	53,061
Bill Barrett Corp. (I)	4,159	80,310
BioFuel Energy Corp. (I)	4,818	1,421
BPZ Resources, Inc. (I)(L)	7,727	23,876
Clayton Williams Energy, Inc. (I)	372	21,256
Comstock Resources, Inc. (I)	5,496	82,165
Contango Oil & Gas Company (I)	306	16,077
Crimson Exploration, Inc. (I)	6,418	25,479
Crosstex Energy, Inc.	4,489	60,646
CVR Energy, Inc. (I)	4,991	0
Delek US Holdings, Inc.	5,562	89,604
DHT Holdings, Inc. (L)(L)	15,789	10,721
Double Eagle Petroleum &
Mining Company (I)	1,718	7,216
Endeavour International Corp. (I)(L)	3,910	39,061
Energen Corp.	14,802	653,508
Energy Partners, Ltd. (I)	7,993	126,209
GeoResources, Inc. (I)	1,959	69,936
GMX Resources, Inc. (I)(L)	500	484
Green Plains Renewable Energy, Inc. (I)(L)	7,707	54,643
Harvest Natural Resources, Inc. (I)(L)	6,322	34,708
HKN, Inc. (I)	349	827
Magnum Hunter Resources Corp. (I)	4,508	18,167
Nordic American Tanker Shipping, Ltd.	396	4,966
Overseas Shipholding Group, Inc. (L)	4,418	48,245
Penn Virginia Corp. (L)	5,500	30,910
Petroleum Development Corp. (I)	3,810	94,640
Petroquest Energy, Inc. (I)	2,200	10,890
Plains Exploration & Production Company (I)	1,986	71,079
Rex Energy Corp. (I)	3,679	37,011
Rosetta Resources, Inc. (I)	15,479	598,883
SemGroup Corp., Class A (I)	2,466	74,350

138

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Ship Finance International, Ltd. (L)	2,539	$39,329
Stone Energy Corp. (I)	2,107	49,641
Swift Energy Company (I)	6,796	135,308
Teekay Corp.	4,049	109,080
Tesoro Corp. (I)	21,000	464,520
Triangle Petroleum Corp. (I)(L)	4,500	22,950
USEC, Inc. (I)(L)	23,391	16,893
Vaalco Energy, Inc. (I)	1,986	16,941
Warren Resources, Inc. (I)	7,110	15,287
Western Refining, Inc.	21,251	410,994

		3,790,365

		9,855,271
Financials - 20.9%
Capital Markets - 1.6%
Affiliated Managers Group, Inc. (I)	5,823	600,177
American Capital, Ltd. (I)	42,022	389,124
Calamos Asset Management, Inc.	810	8,813
Capital Southwest Corp.	697	60,967
Cowen Group, Inc., Class A (I)	25,390	64,491
E*TRADE Financial Corp. (I)	2,857	24,256
Edelman Financial Group, Inc.	4,208	36,147
Evercore Partners, Inc., Class A	21,327	526,990
FirstCity Financial Corp. (I)	400	3,592
GFI Group, Inc. (L)	7,774	21,145
Gleacher & Company, Inc. (I)	4,718	4,010
Harris & Harris Group, Inc. (I)	4,423	15,613
ICG Group, Inc. (I)	1,662	14,459
INTL FCStone, Inc. (I)	199	3,638
Investment Technology Group, Inc. (I)	6,101	57,837
Janus Capital Group, Inc.	460	3,358
Jefferies Group, Inc.	325	4,342
JMP Group, Inc.	3,000	17,430
KBW, Inc.	409	6,630
Knight Capital Group, Inc., Class A (I)	2,121	26,661
Legg Mason, Inc.	13,701	348,690
MCG Capital Corp.	14,794	65,242
Medallion Financial Corp.	3,535	36,481
Oppenheimer Holdings, Inc., Class A	1,506	21,114
Penson Worldwide, Inc. (I)(L)	4,893	1,468
Piper Jaffray Companies (I)	300	6,573
Safeguard Scientifics, Inc. (I)	1,932	29,270
SWS Group, Inc. (I)	4,200	24,150

		2,422,668
Commercial Banks - 8.1%
1st Source Corp.	3,680	78,421
1st United Bancorp, Inc. (I)	1,670	9,619
American National Bankshares, Inc.	48	1,046
Ameris Bancorp (I)	2,259	25,685
Arrow Financial Corp.	150	3,579
Associated Banc-Corp.	20,118	254,694
BancFirst Corp.	601	22,796
Bancorp, Inc. (I)	5,997	54,513
BancTrust Financial Group, Inc. (I)	2,912	8,561
Bank of Florida Corp. (I)	2,087	0
Banner Corp.	2,395	45,984
BBCN Bancorp, Inc. (I)	8,740	94,305
Boston Private Financial Holdings, Inc. (L)	12,512	112,858
Bryn Mawr Bank Corp.	358	7,328
Camden National Corp.	211	6,803
Capital City Bank Group, Inc.	2,956	19,864
Cardinal Financial Corp.	4,374	49,864
Cathay General Bancorp	7,662	127,036
Center Bancorp, Inc.	785	8,093

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Centerstate Banks, Inc.	2,800	$20,272
Central Pacific Financial Corp. (I)	27	346
Chemical Financial Corp.	2,894	58,835
City Holding Company	650	20,917
CoBiz Financial, Inc.	5,644	34,316
Columbia Banking System, Inc.	2,661	48,217
Commerce Bancshares, Inc. (L)	14,410	558,243
Community Bank Systems, Inc.	2,500	66,525
Community Trust Bancorp, Inc.	1,331	43,963
CVB Financial Corp. (L)	72,677	791,453
East West Bancorp, Inc.	29,989	671,454
Encore Bancshares, Inc. (I)	1,486	30,626
Enterprise Financial Services Corp.	3,205	34,646
Fidelity Southern Corp.	780	6,669
Financial Institutions, Inc.	1,228	20,066
First BanCorp Puerto Rico (I)	807	2,946
First Bancorp Troy NC	3,981	36,983
First Busey Corp.	6,309	29,274
First California Financial Group, Inc. (I)	2,606	17,669
First Commonwealth Financial Corp. (L)	18,527	116,164
First Community Bancshares, Inc.	2,119	26,254
First Financial Bancorp	2,000	30,720
First Financial Corp./Indiana	1,254	35,175
First Horizon National Corp.	1,198	10,159
First Interstate Bancsystem, Inc.	1,557	21,720
First Merchants Corp.	5,559	65,207
First Midwest Bancorp, Inc.	7,964	80,357
First Niagara Financial Group, Inc.	17,695	142,799
First South Bancorp, Inc. (I)	777	3,636
FirstMerit Corp.	10,793	171,609
FNB Corp. (L)	68,568	728,192
German American Bancorp, Inc.	156	2,856
Glacier Bancorp, Inc.	2,400	34,440
Great Southern Bancorp, Inc.	1,203	28,162
Greene County Bancshares, Inc. (I)	3,216	5,242
Hanmi Financial Corp. (I)	1,176	11,043
Heartland Financial USA, Inc.	1,587	30,153
Heritage Commerce Corp. (I)	2,067	12,733
Heritage Financial Corp.	100	1,385
Hudson Valley Holding Corp.	598	9,987
IBERIABANK Corp. (L)	1,700	82,433
Independent Bank Corp. - MA (L)	2,687	72,630
Independent Bank Corp. - Michigan (I)	2,100	7,245
International Bancshares Corp.	12,100	223,487
Intervest Bancshares Corp. (I)	437	1,656
Lakeland Bancorp, Inc.	3,353	30,143
Lakeland Financial Corp.	1,305	33,525
Macatawa Bank Corp. (I)(L)	800	2,672
MainSource Financial Group, Inc.	4,787	52,944
MB Financial, Inc.	7,939	161,241
MBT Financial Corp. (I)	1,037	2,769
Mercantile Bank Corp. (I)	1,058	15,415
Metro Bancorp, Inc. (I)	1,942	21,983
Midsouth Bancorp, Inc.	91	1,199
MidWestOne Financial Group, Inc.	305	5,874
National Penn Bancshares, Inc. (L)	11,091	98,821
NBT Bancorp, Inc.	1,263	25,096
NewBridge Bancorp. (I)	2,100	8,967
North Valley Bancorp (I)	43	555
Northrim BanCorp, Inc.	492	10,696
Old National Bancorp	4,401	51,008
Old Second Bancorp, Inc. (I)(L)	1,554	2,051
OmniAmerican Bancorp, Inc. (I)	1,661	32,855
Oriental Financial Group, Inc.	4,139	43,335

139

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Pacific Continental Corp.	2,139	$19,251
Pacific Mercantile Bancorp (I)	1,399	8,814
PacWest Bancorp	1,100	25,091
Park National Corp. (L)	500	32,265
Peoples Bancorp, Inc.	2,601	48,821
Pinnacle Financial Partners, Inc. (I)	6,390	109,013
Popular, Inc. (I)	6,410	97,884
Porter Bancorp, Inc.	735	1,176
Preferred Bank/Los Angeles CA (I)	173	2,123
PrivateBancorp, Inc.	200	2,946
Renasant Corp.	5,254	80,334
Republic Bancorp, Inc., Class A	667	14,074
Republic First Bancorp, Inc. (I)	1,501	2,987
S&T Bancorp, Inc.	2,700	46,359
Sandy Spring Bancorp, Inc.	2,665	47,410
SCBT Financial Corp.	1,058	35,856
Seacoast Banking Corp. of Florida (I)	3,000	4,530
Shore Bancshares, Inc.	600	3,510
Sierra Bancorp	1,564	14,060
Simmons First National Corp., Class A	1,519	36,122
Southern Community Financial Corp. (I)	1,600	4,448
Southside Bancshares, Inc.	1,462	30,673
Southwest Bancorp, Inc. (I)	3,030	28,967
StellarOne Corp.	5,610	67,769
Sterling Bancorp	2,700	24,570
Sun Bancorp, Inc. (I)	1,364	3,192
Susquehanna Bancshares, Inc.	106,763	1,028,128
Synovus Financial Corp. (L)	105,279	201,083
Taylor Capital Group, Inc. (I)	1,839	27,364
Texas Capital Bancshares, Inc. (I)(L)	30,398	1,178,834
TIB Financial Corp. (I)	275	3,506
Tompkins Financial Corp.	443	16,218
TowneBank (L)	2,666	33,107
TriCo Bancshares	1,200	18,420
Trustmark Corp.	2,300	56,166
UMB Financial Corp.	1,309	63,840
Umpqua Holdings Corp.	16,004	205,331
Union First Market Bankshares Corp.	2,929	40,889
United Community Banks, Inc. (I)	2,642	21,744
Univest Corp. of Pennsylvania	1,917	30,710
Virginia Commerce Bancorp, Inc. (I)	5,671	46,786
Washington Banking Company	1,315	17,845
Washington Trust Bancorp, Inc.	2,092	49,288
Webster Financial Corp.	5,724	116,025
WesBanco, Inc.	5,098	103,642
West Bancorp, Inc.	1,494	13,864
West Coast Bancorp (I)	1,371	25,775
Western Alliance Bancorp (I)	10,973	95,685
Wilshire Bancorp, Inc. (I)	2,734	13,697
Wintrust Financial Corp. (L)	25,097	853,549
Yadkin Valley Financial Corp. (I)	1,614	4,568
Zions Bancorporation	45,524	866,322

		11,951,471
Consumer Finance - 0.1%
Cash America International, Inc. (L)	1,700	75,616
CompuCredit Holdings Corp. (I)(L)	1,528	6,188
Nelnet, Inc., Class A	4,940	115,300
The First Marblehead Corp. (I)(L)	4,620	5,267

		202,371
Diversified Financial Services - 0.5%
Interactive Brokers Group, Inc., Class A	2,900	41,354
Marlin Business Services Corp.	2,737	39,440
MicroFinancial, Inc.	400	3,200

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Financial Services (continued)
NewStar Financial, Inc. (I)	7,164	$80,094
PHH Corp. (I)(L)	6,924	114,731
PICO Holdings, Inc. (I)	1,400	31,024
Resource America, Inc.	3,296	20,073
The NASDAQ OMX Group, Inc.	18,489	404,539

		734,455
Insurance - 6.9%
21st Century Holding Company (I)	1,233	5,018
Affirmative Insurance Holdings, Inc. (I)	1,153	186
Allied World Assurance
Company Holdings, Ltd.	5,100	392,190
Alterra Capital Holdings, Ltd.	8,508	188,963
American Equity Investment Life
Holding Company (L)	11,036	116,761
American Financial Group, Inc.	32,883	1,278,820
American National Insurance Company	431	29,446
American Safety Insurance Holdings, Ltd. (I)	2,162	38,830
AMERISAFE, Inc. (I)	2,500	68,475
Argo Group International Holdings, Ltd.	4,561	127,617
Arthur J. Gallagher & Company (L)	23,110	802,841
Aspen Insurance Holdings, Ltd.	7,772	219,637
Assurant, Inc.	9,808	327,391
Assured Guaranty, Ltd.	22,149	264,459
Axis Capital Holdings, Ltd.	10,224	336,370
Baldwin & Lyons, Inc., Class B	49	1,041
Citizens, Inc., Class A (I)(L)	3,000	24,210
CNO Financial Group, Inc.	43,615	299,199
Donegal Group, Inc.	2,470	36,729
Eastern Insurance Holdings, Inc.	2,200	33,792
EMC Insurance Group, Inc.	570	11,309
Employers Holdings, Inc.	1,300	21,970
Endurance Specialty Holdings, Ltd.	5,786	226,001
Enstar Group, Ltd. (I)	371	33,806
FBL Financial Group, Inc., Class A	5,765	147,180
First Acceptance Corp. (I)	4,470	6,392
First American Financial Corp.	6,737	106,175
Flagstone Reinsurance Holdings SA	13,753	101,635
Genworth Financial, Inc., Class A (I)	31,119	163,064
Global Indemnity PLC (I)	2,416	50,446
Greenlight Capital Re, Ltd., Class A (I)	2,000	49,520
Hallmark Financial Services, Inc. (I)	3,571	25,426
Hilltop Holdings, Inc. (I)	10,029	104,302
Homeowners Choice, Inc.	1,195	16,312
Horace Mann Educators Corp.	6,503	111,266
Independence Holding Company	2,816	25,485
Kemper Corp.	10,242	299,988
Maiden Holdings, Ltd.	10,361	84,339
MBIA, Inc. (I)(L)	17,804	159,702
Meadowbrook Insurance Group, Inc.	6,598	58,656
Montpelier Re Holdings, Ltd.	9,927	207,276
National Financial Partners Corp. (I)(L)	3,819	50,793
National Interstate Corp.	809	20,176
Old Republic International Corp.	26,902	265,523
OneBeacon Insurance Group, Ltd.	2,629	34,361
PartnerRe, Ltd.	4,126	292,410
Platinum Underwriters Holdings, Ltd.	3,612	131,116
Presidential Life Corp.	5,383	47,424
Primerica, Inc.	677	16,295
Protective Life Corp.	10,342	272,615
Reinsurance Group of America, Inc.	8,136	408,183
RLI Corp.	700	46,648
Safety Insurance Group, Inc.	1,282	51,421
SeaBright Holdings, Inc.	3,390	28,747
Selective Insurance Group, Inc.	3,257	55,043

140

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
StanCorp Financial Group, Inc.	4,763	$165,800
State Auto Financial Corp.	4,956	67,649
Stewart Information Services Corp.	3,868	53,494
Symetra Financial Corp.	2,237	25,278
The Hanover Insurance Group, Inc.	3,000	117,030
The Navigators Group, Inc. (I)	1,843	89,293
The Phoenix Companies, Inc. (I)	26,230	42,493
Tower Group, Inc.	8,083	158,669
United Fire Group, Inc.	1,493	31,726
Universal Insurance Holdings, Inc.	2,559	8,957
Validus Holdings, Ltd.	8,353	262,117
W.R. Berkley Corp.	20,620	790,158

		10,135,644
Real Estate Investment Trusts - 2.1%
DCT Industrial Trust, Inc.	140,100	815,382
Douglas Emmett, Inc.	33,200	710,480
Education Realty Trust, Inc. (L)	67,800	747,156
LaSalle Hotel Properties	27,020	745,212

		3,018,230
Real Estate Management & Development - 0.5%
AV Homes, Inc. (I)	2,810	31,613
Consolidated-Tomoka Land Company	200	5,550
Forestar Group, Inc. (I)	663	8,944
Jones Lang LaSalle, Inc.	8,175	592,688
Thomas Properties Group, Inc.	4,372	20,723
ZipRealty, Inc. (I)	1,200	1,788

		661,306
Thrifts & Mortgage Finance - 1.1%
Astoria Financial Corp. (L)	8,163	73,385
Atlantic Coast Financial Corp. (I)	176	361
Bank Mutual Corp.	7,055	24,269
Bankatlantic Bancorp, Inc. (I)	1,405	6,899
BankFinancial Corp.	4,921	33,364
Beneficial Mutual Bancorp, Inc. (I)	2,325	20,111
Berkshire Hill Bancorp, Inc.	2,695	58,805
BofI Holding, Inc. (I)	1,730	32,489
Brookline Bancorp, Inc.	6,544	57,522
Cape Bancorp, Inc. (I)	443	3,633
Clifton Savings Bancorp, Inc.	202	2,060
Dime Community Bancshares	2,740	35,784
Doral Financial Corp. (I)	7,640	11,002
ESSA Bancorp, Inc.	2,103	21,661
Federal Agricultural Mortgage Corp., Class C	1,732	41,776
First Defiance Financial Corp.	1,313	20,995
First Financial Holdings, Inc.	3,514	33,734
First Financial Northwest, Inc. (I)	2,932	22,342
First PacTrust Bancorp, Inc.	935	10,519
Flushing Financial Corp.	4,011	51,742
Fox Chase Bancorp, Inc.	84	1,077
Hampden Bancorp, Inc.	942	12,340
Home Bancorp, Inc. (I)	1,531	25,644
Home Federal Bancorp, Inc.	3,822	34,207
Hudson City Bancorp, Inc.	6,004	37,225
Kaiser Federal Financial Group, Inc.	627	8,772
Kearny Financial Corp.	378	3,500
Louisiana Bancorp, Inc. (I)	100	1,569
Meridian Interstate Bancorp, Inc. (I)	1,777	23,368
MGIC Investment Corp. (I)(L)	10,189	25,880
New England Bancshares, Inc.	100	1,270
Northfield Bancorp, Inc.	60	829
Northwest Bancshares, Inc.	6,907	79,223
OceanFirst Financial Corp.	1,640	23,124
Oritani Financial Corp.	2,000	27,380

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
People’s United Financial, Inc.	20,196	$234,879
Provident Financial Holdings, Inc.	505	5,454
Provident Financial Services, Inc.	9,062	126,415
Provident New York Bancorp	2,310	17,833
Radian Group, Inc. (L)	23,661	58,679
Rockville Financial, Inc.	1,019	11,464
Roma Financial Corp.	100	804
Territorial Bancorp, Inc.	952	20,401
TierOne Corp. (I)	1,301	1
Tree.com, Inc. (I)	2,817	25,438
TrustCo Bank Corp.	2,454	12,712
United Financial Bancorp, Inc.	2,341	32,259
ViewPoint Financial Group	1,220	18,605
Walker & Dunlop, Inc. (I)	64	751
Washington Federal, Inc.	9,600	157,536
Waterstone Financial, Inc. (I)	718	2,836
Westfield Financial, Inc.	5,678	40,200
WSFS Financial Corp.	53	1,971

		1,636,099

		30,762,244
Health Care - 8.7%
Biotechnology - 0.6%
Astex Pharmaceuticals (I)	6,119	10,769
Celldex Therapeutics, Inc. (I)	4,514	18,823
Cubist Pharmaceuticals, Inc. (I)	19,657	788,639
Emergent Biosolutions, Inc. (I)	200	2,884
Enzon Pharmaceuticals, Inc. (I)(L)	4,700	30,221
Infinity Pharmaceuticals, Inc. (I)	595	7,741
Maxygen, Inc. (I)	5,514	31,926
MediciNova, Inc. (I)	906	1,586
Myriad Pharmaceuticals, Inc. (I)	1,157	2,788
Repligen Corp. (I)	1,800	7,362
Synageva BioPharma Corp. (I)	835	32,573

		935,312
Health Care Equipment & Supplies - 1.9%
Accuray, Inc. (I)	1,020	6,395
Alere, Inc. (I)	7,515	138,051
Alphatec Holdings, Inc. (I)(L)	11,650	19,223
Analogic Corp.	900	59,346
AngioDynamics, Inc. (I)	4,853	58,430
Anika Therapeutics, Inc. (I)	2,936	39,930
Cantel Medical Corp.	900	19,674
CONMED Corp.	2,832	75,869
CryoLife, Inc. (I)	2,939	13,578
Cutera, Inc. (I)(L)	2,718	18,781
Cynosure, Inc. (I)	2,183	43,049
Digirad Corp. (I)	3,687	8,369
Exactech, Inc. (I)	1,030	16,748
Greatbatch, Inc. (I)	4,338	90,057
Hologic, Inc. (I)	11,145	186,790
Invacare Corp.	5,104	75,999
IRIS International, Inc. (I)	300	3,198
LeMaitre Vascular, Inc.	300	1,671
Medical Action Industries, Inc. (I)	1,100	4,741
Merit Medical Systems, Inc. (I)	1,762	22,906
Natus Medical, Inc. (I)	2,800	31,360
NuVasive, Inc. (I)	1,300	25,688
Palomar Medical Technologies, Inc. (I)	1,400	11,648
Rochester Medical Corp. (I)	200	1,998
RTI Biologics, Inc. (I)	10,804	38,786
Solta Medical, Inc. (I)	3,297	8,605
STERIS Corp.	300	8,958
SurModics, Inc. (I)	2,083	29,016

141

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Symmetry Medical, Inc. (I)	5,526	$42,771
Teleflex, Inc.	15,698	932,461
The Cooper Companies, Inc.	6,115	520,876
TranS1, Inc. (I)	1,749	5,125
West Pharmaceutical Services, Inc.	1,200	57,360
Wright Medical Group, Inc. (I)(L)	5,155	102,017
Young Innovations, Inc.	689	23,915

		2,743,389
Health Care Providers & Services - 3.8%
Addus Homecare Corp. (I)	1,215	4,848
Almost Family, Inc. (I)	70	1,556
Amedisys, Inc. (I)	4,462	48,948
AMERIGROUP Corp. (I)(L)	12,220	762,528
AMN Healthcare Services, Inc. (I)	2,215	13,290
Amsurg Corp. (I)(L)	35,305	964,533
Assisted Living Concepts, Inc.	4,541	62,847
BioScrip, Inc. (I)	5,848	39,532
Capital Senior Living Corp. (I)	5,362	52,977
CardioNet, Inc. (I)	4,900	11,221
Centene Corp. (I)	2,721	98,337
Community Health Systems, Inc. (I)	8,200	180,482
Coventry Health Care, Inc.	16,171	491,598
Cross Country Healthcare, Inc. (I)	4,185	19,000
Dynacq Healthcare, Inc. (I)	941	508
ExamWorks Group, Inc. (I)	170	1,916
Five Star Quality Care, Inc. (I)	5,481	16,991
Gentiva Health Services, Inc. (I)(L)	22,767	127,723
Hanger Orthopedic Group, Inc. (I)	2,169	46,785
Healthways, Inc. (I)	5,459	35,756
Integramed America, Inc. (I)	1,300	14,443
IPC The Hospitalist Company, Inc. (I)	16,954	593,220
Kindred Healthcare, Inc. (I)	777	6,426
LHC Group, Inc. (I)	400	6,700
LifePoint Hospitals, Inc. (I)	4,532	166,868
Magellan Health Services, Inc. (I)	2,450	103,317
MedCath Corp.	4,104	32,257
Molina Healthcare, Inc. (I)	5,724	146,019
National Healthcare Corp.	1,717	73,505
Omnicare, Inc.	14,366	452,816
Owens & Minor, Inc.	364	10,363
PharMerica Corp. (I)	3,519	34,944
Select Medical Holdings Corp. (I)(L)	1,512	13,971
Skilled Healthcare Group, Inc. (I)	1,385	7,631
Sun Healthcare Group, Inc. (I)	2,289	11,102
The Ensign Group, Inc.	3	76
The Providence Service Corp. (I)	913	12,143
Triple-S Management Corp., Class B (I)	4,238	73,572
Universal American Corp. (I)	16,337	160,593
Universal Health Services, Inc., Class B (L)	17,930	694,788
WellCare Health Plans, Inc. (I)	35	1,976

		5,598,106
Health Care Technology - 0.1%
MedAssets, Inc. (I)	3,035	34,356
Omnicell, Inc. (I)	3,400	44,506

		78,862
Life Sciences Tools & Services - 1.1%
Affymetrix, Inc. (I)	9,175	43,490
Albany Molecular Research, Inc. (I)	1,696	4,393
Bio-Rad Laboratories, Inc., Class A (I)	6,478	645,274
BioClinica, Inc. (I)	1,800	9,270
Cambrex Corp. (I)	6,793	48,842
Charles River
Laboratories International, Inc. (I)	18,168	606,448

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services (continued)
Enzo Biochem, Inc. (I)	2,322	$4,226
eResearch Technology, Inc. (I)	2,841	22,444
Harvard Bioscience, Inc. (I)	6,820	24,416
PerkinElmer, Inc.	4,860	129,276

		1,538,079
Pharmaceuticals - 1.2%
Cumberland Pharmaceuticals, Inc. (I)	357	2,192
Endo Pharmaceuticals Holdings, Inc. (I)	20,007	650,628
Lannett Company, Inc. (I)	3,230	13,082
Pozen, Inc. (I)	2,103	14,574
Questcor Pharmaceuticals, Inc. (I)(L)	19,811	820,175
SciClone Pharmaceuticals, Inc. (I)	430	2,709
Sucampo Pharmaceuticals, Inc. (I)	819	6,003
ViroPharma, Inc. (I)(L)	14,738	296,823

		1,806,186

		12,699,934
Industrials - 17.2%
Aerospace & Defense - 1.8%
AAR Corp. (L)	21,082	254,038
Aerovironment, Inc. (I)(L)	23,808	530,442
Ascent Solar Technologies, Inc. (I)	6,979	4,048
Ceradyne, Inc. (L)	5,778	145,548
CPI Aerostructures, Inc. (I)	1,142	16,628
Cubic Corp.	400	17,360
Curtiss-Wright Corp.	6,943	210,998
Ducommun, Inc. (I)	1,656	14,954
Esterline Technologies Corp. (I)	4,702	303,702
Exelis, Inc.	257	2,570
GeoEye, Inc. (I)(L)	600	11,496
Huntington Ingalls Industries, Inc. (I)	1,582	58,186
Innovative Solutions & Support, Inc. (I)	975	3,442
Kratos Defense &
Security Solutions, Inc. (I)(L)	3,577	19,352
LMI Aerospace, Inc. (I)	2,716	42,641
Moog, Inc., Class A (I)	328	12,471
Orbital Sciences Corp., Class A (I)	1,500	16,785
SIFCO Industries, Inc.	400	7,596
Sparton Corp. (I)	2,225	19,803
Sypris Solutions, Inc.	500	2,950
Triumph Group, Inc. (L)	15,090	902,986

		2,597,996
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (I)	9,088	46,076
Atlas Air Worldwide Holdings, Inc. (I)	4,477	203,345
Pacer International, Inc. (I)	5,413	30,529
UTi Worldwide, Inc.	35,949	562,242
XPO Logistics, Inc. (I)	60	1,072

		843,264
Airlines - 0.2%
Hawaiian Holdings, Inc. (I)	6,000	34,680
JetBlue Airways Corp. (I)(L)	29,514	154,358
Pinnacle Airlines Corp. (I)	4,650	377
Republic Airways Holdings, Inc. (I)(L)	6,149	33,328
SkyWest, Inc.	6,640	46,812

		269,555
Building Products - 0.7%
Ameresco, Inc., Class A (I)	383	4,117
American Woodmark Corp. (I)	1,000	16,910
Apogee Enterprises, Inc.	5,813	85,916
Builders FirstSource, Inc. (I)(L)	7,703	30,504
Gibraltar Industries, Inc. (I)	4,938	50,466

142

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Building Products (continued)
Griffon Corp. (L)	12,674	$101,519
Insteel Industries, Inc.	3,280	29,946
Owens Corning, Inc. (I)	12,149	374,918
PGT, Inc. (I)	6,113	15,833
Quanex Building Products Corp.	3,300	54,483
Simpson Manufacturing Company, Inc.	3,200	88,928
Universal Forest Products, Inc.	3,700	139,305
US Home Systems, Inc.	400	3,428

		996,273
Commercial Services & Supplies - 2.7%
ABM Industries, Inc. (L)	31,873	684,313
Acorn Energy, Inc.	767	6,773
American Reprographics Company (I)	6,377	32,969
AMREP Corp. (I)	100	660
Asset Acceptance Capital Corp. (I)	2,909	16,901
Asta Funding, Inc.	2,466	21,602
Casella Waste Systems, Inc., Class A (I)	1,931	9,771
CECO Environmental Corp.	848	6,004
Consolidated Graphics, Inc. (I)	1,103	32,175
Courier Corp.	1,247	13,630
Covanta Holding Corp.	3,850	60,214
Encore Capital Group, Inc. (I)	10	242
EnergySolutions, Inc. (I)	11,105	39,090
Ennis, Inc.	5,046	71,754
Fuel Tech, Inc. (I)	2,200	8,822
G&K Services, Inc., Class A	2,091	61,015
Interface, Inc. (L)	61,200	776,628
Intersections, Inc.	1,826	20,871
Kimball International, Inc., Class B	4,815	33,127
McGrath RentCorp	2,214	55,904
Metalico, Inc. (I)	6,103	15,441
Mobile Mini, Inc. (I)(L)	8,178	112,366
Multi-Color Corp.	1,848	34,243
NL Industries, Inc.	3,600	43,992
R.R. Donnelley & Sons Company (L)	1,615	17,377
Schawk, Inc., Class A	3,135	34,955
Steelcase, Inc., Class A	5,996	52,585
Sykes Enterprises, Inc. (I)	1,362	20,498
Team, Inc. (I)(L)	25,251	673,697
Tetra Tech, Inc. (I)	1,191	29,763
The Geo Group, Inc. (I)	4,007	87,192
Unifirst Corp.	1,824	104,369
United Stationers, Inc.	3,084	77,871
Versar, Inc. (I)	2,653	8,145
Viad Corp.	4,281	75,817
Virco Manufacturing Corp. (I)	700	1,281
Waste Connections, Inc. (L)	20,312	628,656

		3,970,713
Construction & Engineering - 0.9%
AECOM Technology Corp. (I)	4,165	67,848
Aegion Corp. (I)	1,037	16,353
Argan, Inc.	207	2,749
Comfort Systems USA, Inc.	2,367	21,492
Dycom Industries, Inc. (I)	4,276	83,724
EMCOR Group, Inc.	500	13,675
Granite Construction, Inc.	4,085	93,628
Great Lakes Dredge & Dock Corp.	13,165	85,573
Integrated Electrical Services, Inc. (I)	427	1,418
Layne Christensen Company (I)	3,684	69,075
MasTec, Inc. (I)	775	12,671
Michael Baker Corp. (I)	600	13,830
MYR Group, Inc. (I)	1,600	24,336
Northwest Pipe Company (I)	1,838	37,440

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Engineering (continued)
Pike Electric Corp. (I)	6,752	$48,749
Quanta Services, Inc. (I)	19,175	432,972
Sterling Construction Company, Inc. (I)	1,987	17,883
Tutor Perini Corp. (I)	6,945	78,062
URS Corp.	7,479	270,515

		1,391,993
Electrical Equipment - 1.2%
Allied Motion Technologies, Inc.	124	715
AZZ, Inc.	438	23,490
Belden, Inc.	21,334	666,688
Brady Corp., Class A	3,912	107,345
Encore Wire Corp.	4,977	124,475
EnerSys, Inc. (I)	5,755	189,800
General Cable Corp. (I)(L)	4,449	126,619
Global Power Equipment Group, Inc.	468	8,625
GrafTech International, Ltd. (I)	38,502	410,816
Hoku Corp. (I)	435	71
LSI Industries, Inc.	3,751	22,956
Ocean Power Technologies, Inc. (I)	1,713	3,563
Orion Energy Systems, Inc. (I)	2,343	5,037
Powell Industries, Inc. (I)	869	31,962
PowerSecure International, Inc. (I)(L)	2,424	10,060
SL Industries, Inc. (I)	300	4,002
Ultralife Corp. (I)	4,215	17,829

		1,754,053
Industrial Conglomerates - 0.1%
Standex International Corp.	2,850	115,967
Machinery - 4.9%
Accuride Corp. (I)	114	675
Actuant Corp., Class A	1,800	47,106
AGCO Corp. (I)	1,429	57,460
Alamo Group, Inc.	2,281	70,643
Albany International Corp., Class A	4,013	73,197
Altra Holdings, Inc.	457	7,664
American Railcar Industries, Inc. (I)	3,956	83,669
Ampco-Pittsburgh Corp.	1,873	29,088
Astec Industries, Inc. (I)	500	13,725
Barnes Group, Inc.	8,981	208,988
Briggs & Stratton Corp. (L)	5,637	95,265
Cascade Corp.	851	42,516
CIRCOR International, Inc.	432	13,906
Columbus McKinnon Corp. (I)	2,631	40,623
Douglas Dynamics, Inc.	1,091	13,943
Dynamic Materials Corp.	1,001	16,897
Energy Recovery, Inc. (I)	3,436	7,697
EnPro Industries, Inc. (I)(L)	1,300	50,076
ESCO Technologies, Inc.	2,184	76,222
Federal Signal Corp. (I)	11,880	59,162
Flow International Corp. (I)	2,434	7,180
FreightCar America, Inc.	2,000	39,660
Gardner Denver, Inc. (L)	8,568	463,357
Gencor Industries, Inc. (I)	604	4,252
Greenbrier Companies, Inc. (I)	4,947	68,466
Hardinge, Inc.	3,300	30,855
Harsco Corp.	525	10,553
Hurco Companies, Inc. (I)	1,523	33,597
IDEX Corp.	16,617	660,193
Kaydon Corp. (L)	3,324	74,158
Key Technology, Inc. (I)	105	998
LB Foster Company	153	4,229
Lydall, Inc. (I)	2,591	32,258
Met-Pro Corp.	2,224	21,084
MFRI, Inc. (I)	780	5,827

143

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Miller Industries, Inc.	2,259	$32,801
Mueller Industries, Inc. (L)	5,081	215,841
Mueller Water Products, Inc.	23,325	81,404
NACCO Industries, Inc., Class A	500	52,465
NN, Inc. (I)	3,719	28,711
Oshkosh Corp. (I)	5,038	103,128
Robbins & Myers, Inc.	2,151	98,064
Tecumseh Products Company, Class A (I)	100	470
Terex Corp. (I)	8,287	137,813
The Eastern Company	100	1,731
Titan International, Inc. (L)	34,738	778,131
TriMas Corp. (I)	36,384	728,044
Trinity Industries, Inc.	36,935	912,295
Valmont Industries, Inc.	7,513	860,239
Watts Water Technologies, Inc., Class A	23,657	781,864

		7,278,190
Marine - 0.3%
Alexander & Baldwin, Inc. (I)	7,217	368,211
Eagle Bulk Shipping, Inc. (I)(L)	2,566	7,724
Excel Maritime Carriers, Ltd. (I)(L)	16,644	12,500
Genco Shipping & Trading, Ltd. (I)(L)	3,690	11,513
International Shipholding Corp.	569	10,236

		410,184
Professional Services - 0.6%
Barrett Business Services, Inc.	1,853	36,597
CBIZ, Inc. (I)	4,546	25,639
CDI Corp.	3,498	58,696
CRA International, Inc. (I)	1,820	34,234
Franklin Covey Company (I)	3,206	29,591
FTI Consulting, Inc. (I)	1,296	40,915
GP Strategies Corp. (I)	2,590	40,818
Heidrick & Struggles International, Inc.	2,646	43,447
Hill International, Inc. (I)	4,471	13,637
Hudson Global, Inc. (I)(L)	3,400	13,430
Huron Consulting Group, Inc. (I)	878	27,446
ICF International, Inc. (I)	3,295	74,138
Kelly Services, Inc., Class A (L)	6,524	76,266
Korn/Ferry International (I)	3,249	44,186
Manpower, Inc.	412	14,811
National Technical Systems, Inc. (I)	1,900	11,153
Navigant Consulting Company (I)	2,014	24,108
On Assignment, Inc. (I)	5,819	96,945
RCM Technologies, Inc. (I)	100	568
Resources Connection, Inc.	2,329	27,948
The Dolan Company (I)	6,694	47,996
Volt Information Sciences, Inc. (I)	4,968	35,024

		817,593
Road & Rail - 1.7%
Amerco, Inc.	2,567	215,936
Arkansas Best Corp.	3,269	41,353
Avis Budget Group, Inc. (I)	14,755	219,112
Celadon Group, Inc.	1,942	31,286
Covenant Transport, Inc. (I)	1,017	3,834
Frozen Food Express Industries (I)	1,999	2,359
Landstar System, Inc.	12,276	646,945
Marten Transport, Ltd.	4,022	82,330
Old Dominion Freight Line, Inc. (I)	17,251	751,454
P.A.M. Transportation Services, Inc.	2,022	23,010
RailAmerica, Inc. (I)	4,467	106,404
Roadrunner Transportation Systems, Inc. (I)	809	13,591
Ryder Systems, Inc.	7,200	311,112
Saia, Inc. (I)	3,170	68,567
Universal Truckload Services, Inc.	805	10,578

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Road & Rail (continued)
USA Truck, Inc. (I)	1,624	$9,419
Werner Enterprises, Inc.	926	22,539

		2,559,829
Trading Companies & Distributors - 1.5%
Aceto Corp.	4,311	36,773
Aircastle, Ltd.	11,800	131,098
Applied Industrial Technologies, Inc.	1,700	64,107
Beacon Roofing Supply, Inc. (I)(L)	40,285	1,001,082
CAI International, Inc. (I)	4,100	76,014
GATX Corp.	9,384	359,313
H&E Equipment Services, Inc. (I)	7,028	111,534
Interline Brands, Inc. (I)	6,430	161,200
Lawson Products, Inc.	1,776	17,423
Rush Enterprises, Inc., Class A (I)	1,690	28,003
Rush Enterprises, Inc., Class B (I)	7,405	100,708
Seacube Container Leasing, Ltd.	514	9,365
TAL International Group, Inc. (L)	3,102	101,466
Titan Machinery, Inc. (I)	1,357	41,863
Willis Lease Finance Corp. (I)	281	3,580

		2,243,529

		25,249,139
Information Technology - 15.5%
Communications Equipment - 1.7%
ADTRAN, Inc. (L)	22,198	648,848
Anaren, Inc. (I)	1,912	36,940
Arris Group, Inc. (I)	17,236	212,520
Aviat Networks, Inc. (I)	8,458	21,906
Aware, Inc.	3,300	18,777
Bel Fuse, Inc., Class B	2,040	33,211
Black Box Corp.	2,323	51,989
Brocade Communications Systems, Inc. (I)	22,156	103,025
Communications Systems, Inc.	1,201	12,779
Comtech Telecommunications Corp. (L)	2,593	74,886
Digi International, Inc. (I)	4,966	44,893
EchoStar Corp., Class A (I)	4,289	119,963
Emcore Corp. (I)	521	2,136
Emulex Corp. (I)	12,377	83,173
Extreme Networks, Inc. (I)	5,234	19,523
Globecomm Systems, Inc. (I)	5,280	55,968
Harmonic, Inc. (I)	11,465	50,331
Infinera Corp. (I)(L)	3,700	23,717
JDS Uniphase Corp. (I)(L)	57,919	587,878
KVH Industries, Inc. (I)	2,148	20,664
Network Engines, Inc. (I)	185	137
Oclaro, Inc. (I)(L)	1,500	3,825
Oplink Communications, Inc. (I)	1,681	21,550
OpNext, Inc. (I)	7,650	7,880
Optical Cable Corp.	100	280
Performance Technologies, Inc. (I)	1,302	2,656
Relm Wireless Corp. (I)	877	1,421
Sonus Networks, Inc. (I)(L)	4,900	11,907
Sycamore Networks, Inc. (I)	6,141	81,430
Symmetricom, Inc. (I)	4,898	26,694
Tellabs, Inc.	2,464	9,018
Telular Corp.	1,498	11,235
Tessco Technologies, Inc.	1,768	33,875
UTStarcom Holdings Corp. (I)(L)	14,121	17,510
Westell Technologies, Inc., Class A (I)	7,150	15,444

		2,467,989
Computers & Peripherals - 0.3%
Avid Technology, Inc. (I)	5,478	39,113
Concurrent Computer Corp. (I)	526	2,141

144

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Peripherals (continued)
Cray, Inc. (I)	1,989	$21,243
Dot Hill Systems Corp. (I)	1,000	1,230
Electronics for Imaging, Inc. (I)	5,909	87,099
Hutchinson Technology, Inc. (I)(L)	3,000	6,090
Imation Corp. (I)	7,779	44,185
Intermec, Inc. (I)	1,028	6,075
Interphase Corp. (I)	286	1,401
Intevac, Inc. (I)	3,303	24,938
Novatel Wireless, Inc. (I)	6,924	14,333
Rimage Corp.	1,900	14,592
STEC, Inc. (I)	666	4,702
Synaptics, Inc. (I)(L)	4,990	133,832
Xyratex, Ltd.	1,639	18,750

		419,724
Electronic Equipment, Instruments & Components - 3.6%
ADDvantage Technologies Group, Inc. (I)	471	1,055
Aeroflex Holding Corp. (I)	574	3,714
Agilysys, Inc. (I)	1,591	11,582
Arrow Electronics, Inc. (I)	15,667	531,268
Avnet, Inc. (I)	13,392	408,322
AVX Corp.	11,811	128,504
Benchmark Electronics, Inc. (I)	4,167	56,421
Checkpoint Systems, Inc. (I)	4,538	35,442
Coherent, Inc. (I)	246	10,858
CTS Corp.	1,505	14,117
Daktronics, Inc.	3,000	19,650
DDi Corp.	1,013	13,159
Electro Rent Corp.	4,395	60,827
Electro Scientific Industries, Inc. (L)	47,908	528,425
Fabrinet (I)	266	3,102
FARO Technologies, Inc. (I)	374	17,253
GSI Group, Inc. (I)	1,206	14,002
ID Systems, Inc. (I)	1,161	4,876
Identive Group, Inc. (I)	1,058	1,344
Ingram Micro, Inc., Class A (I)	17,511	312,221
Insight Enterprises, Inc. (I)	4,720	70,281
IntriCon Corp. (I)	80	500
Itron, Inc. (I)	741	26,550
KEMET Corp. (I)	671	3,858
KEY Tronic Corp. (I)	1,300	12,597
Measurement Specialties, Inc. (I)	971	31,723
Mercury Computer Systems, Inc. (I)	2,241	26,556
Methode Electronics, Inc.	4,459	33,487
Multi-Fineline Electronix, Inc. (I)	3,338	82,682
Napco Security Technologies, Inc. (I)	100	297
Newport Corp. (I)	5,333	63,409
OSI Systems, Inc. (I)	16,785	1,071,219
PAR Technology Corp. (I)	1,700	8,704
Park Electrochemical Corp.	1,480	34,721
PC Connection, Inc.	4,089	36,719
PC Mall, Inc. (I)	2,932	15,745
Perceptron, Inc. (I)	1,146	6,017
Planar Systems, Inc. (I)	1,700	3,145
Plexus Corp. (I)	747	20,916
RadiSys Corp. (I)	3,146	18,373
Richardson Electronics, Ltd.	1,362	15,731
Rofin-Sinar Technologies, Inc. (I)	1,000	19,850
Rogers Corp. (I)	1,608	64,818
Sanmina-SCI Corp. (I)	82,223	584,606
Scansource, Inc. (I)	1,144	34,286
SYNNEX Corp. (I)(L)	5,765	192,263
Tech Data Corp. (I)	4,799	228,480
TTM Technologies, Inc. (I)	10,402	96,114
Viasystems Group, Inc. (I)	286	5,494

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Vicon Industries, Inc. (I)	102	$343
Vishay Intertechnology, Inc. (I)	23,932	254,158
Vishay Precision Group, Inc. (I)	1,509	20,990
Zygo Corp. (I)	1,490	24,704

		5,285,478
Internet Software & Services - 1.2%
AOL, Inc. (I)	3,333	91,424
DealerTrack Holdings, Inc. (I)	862	23,533
Digital River, Inc. (I)	1,946	28,412
EarthLink, Inc.	12,905	104,143
IAC/InterActiveCorp	5,640	253,349
InfoSpace, Inc. (I)	7,765	99,081
Internap Network Services Corp. (I)	6,777	48,320
Keynote Systems, Inc.	1,100	15,895
KIT Digital, Inc. (I)	7,253	23,645
Limelight Networks, Inc. (I)	1,035	2,815
Marchex, Inc., Class B	3,061	10,958
Market Leader, Inc. (I)	500	2,250
Monster Worldwide, Inc. (I)	4,473	38,468
Perficient, Inc. (I)	1,626	18,423
RealNetworks, Inc.	4,503	39,852
Soundbite Communications, Inc. (I)	200	480
Support.com, Inc. (I)	5,153	13,243
TechTarget, Inc. (I)	5,473	28,624
TheStreet.com, Inc.	6,959	11,343
United Online, Inc.	16,613	65,621
ValueClick, Inc. (I)(L)	48,129	844,183
XO Group, Inc. (I)	3,097	27,347

		1,791,409
IT Services - 2.3%
Acxiom Corp. (I)	7,534	106,003
CACI International, Inc., Class A (I)	4,865	208,222
CIBER, Inc. (I)	13,930	49,869
Computer Sciences Corp.	88	2,344
Convergys Corp.	15,251	212,751
CoreLogic, Inc. (I)	8,157	138,587
CSG Systems International, Inc. (I)	1,093	18,035
Dynamics Research Corp. (I)	2,094	13,088
Euronet Worldwide, Inc. (I)	1,677	30,169
Global Cash Access Holdings, Inc. (I)	2,751	19,395
Heartland Payment Systems, Inc.	30,940	902,829
Jack Henry & Associates, Inc. (L)	22,365	738,269
ManTech International Corp., Class A (L)	3,611	78,720
MAXIMUS, Inc.	16,776	763,476
ModusLink Global Solutions, Inc. (I)	9,124	40,967
NCI, Inc. (I)	63	269
Official Payments Holdings Inc (I)	1,809	7,887
Online Resources Corp. (I)	6,713	14,903
StarTek, Inc. (I)	2,139	6,781
The Hackett Group, Inc. (I)	9,407	48,540
Virtusa Corp. (I)	376	5,501

		3,406,605
Semiconductors & Semiconductor Equipment - 3.8%
Advanced Energy Industries, Inc. (I)	2,888	39,421
Alpha & Omega Semiconductor, Ltd. (I)	246	2,207
Amkor Technology, Inc. (I)(L)	581	2,748
Amtech Systems, Inc. (I)(L)	1,027	4,642
Anadigics, Inc. (I)	8,400	16,716
Applied Micro Circuits Corp. (I)	3,084	16,469
ATMI, Inc. (I)	6,478	129,625
Axcelis Technologies, Inc. (I)	3,500	3,885
AXT, Inc. (I)	3,200	12,320

145

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Brooks Automation, Inc. (L)	4,528	$42,427
BTU International, Inc. (I)	682	2,073
Cabot Microelectronics Corp. (L)	2,100	65,814
Cascade Microtech, Inc. (I)	1,613	7,259
Cohu, Inc.	4,766	44,514
Cymer, Inc. (I)(L)	15,624	846,352
Diodes, Inc. (I)(L)	33,252	650,742
DSP Group, Inc. (I)	4,420	27,713
Entropic Communications, Inc. (I)	67	269
Exar Corp. (I)	7,653	60,076
Fairchild Semiconductor International, Inc. (I)	3,783	49,973
FormFactor, Inc. (I)	6,217	37,240
FSI International, Inc. (I)	4,570	15,904
GSI Technology, Inc. (I)	3,600	14,760
Ikanos Communications, Inc. (I)	1,900	1,663
Integrated Device Technology, Inc. (I)	24,164	132,660
Integrated Silicon Solution, Inc. (I)	4,650	43,524
International Rectifier Corp. (I)	10,474	197,330
Intersil Corp., Class A	10,439	110,131
IXYS Corp. (I)	3,730	38,643
Kopin Corp. (I)	5,900	18,113
Kulicke & Soffa Industries, Inc. (I)	2,600	27,352
Lattice Semiconductor Corp. (I)	124,725	569,993
LTX-Credence Corp. (I)	2,231	15,840
Mattson Technology, Inc. (I)	2,300	4,071
MEMC Electronic Materials, Inc. (I)	9,085	15,172
MEMSIC, Inc. (I)	1,771	3,985
Microsemi Corp. (I)	1,067	18,843
MKS Instruments, Inc.	4,914	128,501
Monolithic Power Systems, Inc. (I)	979	18,395
Nanometrics, Inc. (I)(L)	879	13,651
Novellus Systems, Inc. (I)	17,567	734,828
Omnivision Technologies, Inc. (I)	2,639	42,699
Pericom Semiconductor Corp. (I)	5,042	39,630
Photronics, Inc. (I)(L)	13,324	79,944
PLX Technology, Inc. (I)	1,000	6,330
PMC-Sierra, Inc. (I)	7,530	48,041
Rudolph Technologies, Inc. (I)	4,000	34,480
Semtech Corp. (I)(L)	30,744	740,623
Sigma Designs, Inc. (I)	4,474	26,755
Spansion, Inc., Class A (I)	1,000	10,800
Standard Microsystems Corp. (I)	3,499	128,203
SunPower Corp. (I)	2,461	12,330
Supertex, Inc. (I)	1,800	33,462
Tessera Technologies, Inc.	3,721	50,568
TriQuint Semiconductor, Inc. (I)	6,256	32,594
Ultra Clean Holdings, Inc. (I)	227	1,353
Veeco Instruments, Inc. (I)	1,384	47,997

		5,521,653
Software - 2.6%
Accelrys, Inc. (I)	5,432	42,370
Actuate Corp. (I)	54,943	367,019
Ariba, Inc. (I)	23,007	1,033,705
AsiaInfo Holdings, Inc. (I)	1,321	14,003
Compuware Corp. (I)	2	18
EPIQ Systems, Inc.	4,064	44,826
ePlus, Inc. (I)	1,612	50,665
GSE Systems, Inc. (I)	2,016	4,516
JDA Software Group, Inc. (I)	955	26,434
Mentor Graphics Corp. (I)	3,726	52,537
MicroStrategy, Inc., Class A (I)	5,818	709,680
Parametric Technology Corp. (I)	28,873	583,235
Progress Software Corp. (I)	645	12,397
Quest Software, Inc. (I)	3,095	77,375

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Rosetta Stone, Inc. (I)	496	$6,845
Seachange International, Inc. (I)	4,794	38,783
Smith Micro Software, Inc. (I)	3,270	5,265
SS&C Technologies Holdings, Inc. (I)	561	13,228
TeleCommunication Systems, Inc. (I)	7,193	10,646
THQ, Inc. (I)(L)	11,400	7,524
TIBCO Software, Inc. (I)	27,646	739,531

		3,840,602

		22,733,460
Materials - 8.0%
Chemicals - 2.8%
A. Schulman, Inc.	3,906	83,471
American Pacific Corp. (I)	1,717	14,869
American Vanguard Corp.	5,123	138,065
Arabian American Development Company (I)	2,312	22,889
Ashland, Inc.	8,073	516,107
Chase Corp.	1,432	16,454
Chemtura Corp. (I)	4,537	68,554
Cytec Industries, Inc.	5,176	312,941
Ferro Corp. (I)	3,432	15,238
FMC Corp. (L)	14,584	743,346
Georgia Gulf Corp. (I)	7,700	229,152
H.B. Fuller Company	1,317	40,037
Innophos Holdings, Inc.	15,524	783,652
Innospec, Inc. (I)	103	2,722
KMG Chemicals, Inc.	652	11,136
Kraton Performance Polymers, Inc. (I)	71	1,357
Landec Corp. (I)	4,944	36,141
Minerals Technologies, Inc.	1,300	82,251
Olin Corp.	1,814	34,774
OM Group, Inc. (I)	5,098	92,835
Omnova Solutions, Inc. (I)	2,908	20,938
Penford Corp. (I)	2,346	18,721
PolyOne Corp.	53,533	708,242
Quaker Chemical Corp.	635	26,537
Sensient Technologies Corp.	295	10,773
Spartech Corp. (I)	5,050	18,988
Zoltek Companies, Inc. (I)	6,505	54,317

		4,104,507
Construction Materials - 0.8%
Eagle Materials, Inc.	30,831	989,675
Headwaters, Inc. (I)	7,064	32,565
Texas Industries, Inc. (L)	1,790	57,280
Vulcan Materials Company	939	32,536

		1,112,056
Containers & Packaging - 0.9%
Boise, Inc.	13,800	95,220
Graphic Packaging Holding Company (I)	175,750	869,963
Myers Industries, Inc.	5,702	95,908
Rock-Tenn Company, Class A	4,745	244,795
Sealed Air Corp.	4,057	63,492

		1,369,378
Metals & Mining - 2.2%
A. M. Castle & Company (I)(L)	3,851	42,245
AK Steel Holding Corp. (L)	4,708	28,389
Allied Nevada Gold Corp. (I)(L)	5,577	144,667
Century Aluminum Company (I)	11,480	81,278
Coeur d’Alene Mines Corp. (I)	10,706	180,931
Commercial Metals Company	18,700	218,416
Compass Minerals International, Inc. (L)	7,464	531,138
Detour Gold Corp. (I)	6,880	141,150

146

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Friedman Industries, Inc.	1,405	$14,345
Haynes International, Inc.	12,850	655,350
Horsehead Holding Corp. (I)	9,941	88,077
Kaiser Aluminum Corp.	3,676	176,411
Materion Corp.	1,532	33,842
Metals USA Holdings Corp. (I)	1,748	25,381
Noranda Aluminum Holding Corp.	750	5,768
Olympic Steel, Inc.	2,178	36,111
Reliance Steel & Aluminum Company	7,700	363,517
RTI International Metals, Inc. (I)(L)	5,200	109,148
Schnitzer Steel Industries, Inc.	475	12,388
Steel Dynamics, Inc.	17,651	186,042
Synalloy Corp.	380	4,446
United States Steel Corp. (L)	3,458	70,197
Universal Stainless & Alloy Products, Inc. (I)	1,778	71,547
Worthington Industries, Inc.	3,800	61,750

		3,282,534
Paper & Forest Products - 1.3%
Buckeye Technologies, Inc.	2,600	72,046
Clearwater Paper Corp. (I)	1,598	50,081
Domtar Corp.	5,000	395,550
KapStone Paper and Packaging Corp. (I)	2,950	45,548
Louisiana-Pacific Corp. (I)(L)	21,381	201,409
MeadWestvaco Corp.	1,852	50,930
Mercer International, Inc. (I)	6,255	40,470
Neenah Paper, Inc.	2,269	59,130
P.H. Glatfelter Company (L)	8,118	122,988
Schweitzer-Mauduit International, Inc. (L)	10,853	726,066
Wausau Paper Corp.	6,834	62,941

		1,827,159

		11,695,634
Telecommunication Services - 0.5%
Diversified Telecommunication Services - 0.2%
Atlantic Tele-Network, Inc.	381	12,535
General Communication, Inc., Class A (I)	4,737	30,033
Hawaiian Telcom Holdco, Inc. (I)	53	996
Iridium Communications, Inc. (I)	10,611	90,087
Neutral Tandem, Inc. (I)	881	11,955
ORBCOMM, Inc. (I)	8,038	26,204
Premiere Global Services, Inc. (I)	9,046	75,625
Primus Telecommunications Group, Inc. (I)	57	902
SureWest Communications	2,784	59,353

		307,690
Wireless Telecommunication Services - 0.3%
FiberTower Corp. (I)(L)	8,541	1,025
Leap Wireless International, Inc. (I)	3,505	20,220
MetroPCS Communications, Inc. (I)	1,700	10,878
Shenandoah Telecommunications Company	300	3,198
Telephone & Data Systems, Inc.	11,252	223,350
United States Cellular Corp. (I)	4,446	166,236
USA Mobility, Inc.	3,600	44,714

		469,621

		777,311
Utilities - 0.7%
Gas Utilities - 0.5%
UGI Corp.	26,618	763,402
Independent Power Producers & Energy Traders - 0.2%
Dynegy, Inc. (I)(L)	10,569	5,073
Genie Energy, Ltd.	155	1,035
GenOn Energy, Inc. (I)	79,138	136,113

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Independent Power Producers & Energy Traders (continued)
NRG Energy, Inc. (I)	3,909	$59,884
Ormat Technologies, Inc. (L)	1,252	25,428

		227,533
Water Utilities - 0.0%
Consolidated Water Company, Ltd.	1,250	9,600
SJW Corp.	1,774	41,015

		50,615

		1,041,550

TOTAL COMMON STOCKS (Cost $123,006,707)		$145,438,049

PREFERRED SECURITIES - 0.0%
Energy - 0.0%
DHT Holdings, Inc. (I)(L)	35	4,753

TOTAL PREFERRED SECURITIES (Cost $4,900)		$4,753

SECURITIES LENDING COLLATERAL - 19.1%
John Hancock Collateral
Investment Trust, 0.3309% (W)(Y)	2,794,072	27,960,840

TOTAL SECURITIES LENDING
COLLATERAL (Cost $27,955,934)		$27,960,840

SHORT-TERM INVESTMENTS - 1.0%
Money Market Funds - 1.0%
State Street Institutional Liquid Reserves
Fund, 0.1963% (Y)	1,502,692	1,502,692

TOTAL SHORT-TERM INVESTMENTS (Cost $1,502,692)		$1,502,692

Total Investments (Small Cap Opportunities Fund)
(Cost $152,470,233) - 119.1%		$174,906,334
Other assets and liabilities, net - (19.1%)		(28,040,168)

TOTAL NET ASSETS - 100.0%		$146,866,166

Small Cap Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.6%
Consumer Discretionary - 15.2%
Diversified Consumer Services - 1.3%
Matthews International Corp., Class A	63,200	$1,903,584
Hotels, Restaurants & Leisure - 2.7%
CEC Entertainment, Inc.	48,200	1,685,072
Choice Hotels International, Inc.	44,800	1,630,272
Sonic Corp. (I)	89,500	763,435

		4,078,779
Household Durables - 1.8%
Helen of Troy, Ltd. (I)	84,500	2,660,060
Media - 1.9%
Arbitron, Inc.	85,600	2,862,464
Multiline Retail - 1.4%
Fred’s, Inc., Class A (L)	147,100	2,022,625
Specialty Retail - 6.1%
Ascena Retail Group, Inc. (I)	110,500	2,091,765
Stage Stores, Inc.	198,600	3,413,934

147

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
The Cato Corp., Class A	121,500	$3,487,050

		8,992,749

		22,520,261
Consumer Staples - 2.1%
Food & Staples Retailing - 1.6%
Casey’s General Stores, Inc.	42,200	2,389,786
Food Products - 0.5%
Post Holdings, Inc. (I)	26,000	781,820

		3,171,606
Energy - 4.1%
Energy Equipment & Services - 2.0%
Bristow Group, Inc.	32,500	1,301,625
SEACOR Holdings, Inc. (I)	19,600	1,689,716

		2,991,341
Oil, Gas & Consumable Fuels - 2.1%
GeoResources, Inc. (I)	46,300	1,652,910
Penn Virginia Corp.	84,400	474,328
Scorpio Tankers, Inc. (I)	164,300	918,437

		3,045,675

		6,037,016
Financials - 20.1%
Capital Markets - 1.6%
Ares Capital Corp.	157,600	2,378,184
Commercial Banks - 8.7%
First Busey Corp.	240,602	1,116,393
First Midwest Bancorp, Inc.	187,600	1,892,884
First Niagara Financial Group, Inc.	135,980	1,097,359
Hancock Holding Company	43,500	1,326,315
International Bancshares Corp. (L)	138,600	2,559,942
MB Financial, Inc.	77,700	1,578,087
Webster Financial Corp.	124,900	2,531,723
Westamerica Bancorp.	19,200	858,432

		12,961,135
Insurance - 4.7%
AMERISAFE, Inc. (I)	67,100	1,837,869
Assured Guaranty, Ltd.	80,500	961,170
Platinum Underwriters Holdings, Ltd.	53,500	1,942,050
Primerica, Inc.	89,900	2,163,893

		6,904,982
Real Estate Investment Trusts - 2.8%
Campus Crest Communities, Inc.	125,000	1,347,500
DiamondRock Hospitality Company	155,212	1,542,807
Mack-Cali Realty Corp.	44,500	1,212,180

		4,102,487
Thrifts & Mortgage Finance - 2.3%
Flushing Financial Corp.	88,900	1,146,810
Northwest Bancshares, Inc.	199,200	2,284,824

		3,431,634

		29,778,422
Health Care - 10.8%
Health Care Equipment & Supplies - 3.4%
Haemonetics Corp. (I)	15,415	1,074,580
ICU Medical, Inc. (I)(L)	46,600	2,397,570
STERIS Corp.	50,300	1,501,958

		4,974,108

Small Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services - 2.8%
Amsurg Corp. (I)	91,200	$2,491,584
Corvel Corp. (I)	36,500	1,621,695

		4,113,279
Life Sciences Tools & Services - 4.6%
Charles River
Laboratories International, Inc. (I)	99,100	3,307,958
ICON PLC, ADR (I)	166,000	3,564,020

		6,871,978

		15,959,365
Industrials - 24.5%
Air Freight & Logistics - 0.6%
Atlas Air Worldwide Holdings, Inc. (I)	20,800	944,736
Commercial Services & Supplies - 6.3%
ACCO Brands Corp. (I)	281,150	2,564,088
G&K Services, Inc., Class A	68,650	2,003,207
Standard Parking Corp. (I)	69,998	1,330,662
Unifirst Corp.	15,100	864,022
United Stationers, Inc.	105,100	2,653,775

		9,415,754
Construction & Engineering - 0.3%
Sterling Construction Company, Inc. (I)	42,300	380,700
Electrical Equipment - 3.3%
Acuity Brands, Inc.	23,300	1,269,850
Belden, Inc.	114,800	3,587,500

		4,857,350
Industrial Conglomerates - 3.8%
Carlisle Companies, Inc.	107,700	5,598,246
Machinery - 5.3%
Albany International Corp., Class A	118,000	2,152,320
ESCO Technologies, Inc.	71,900	2,509,310
Mueller Industries, Inc.	76,700	3,258,216

		7,919,846
Marine - 1.6%
Alexander & Baldwin, Inc. (I)	11,568	590,199
Kirby Corp. (I)	33,300	1,757,574

		2,347,773
Road & Rail - 1.6%
Genesee & Wyoming, Inc., Class A (I)	48,400	2,425,324
Trading Companies & Distributors - 1.7%
GATX Corp.	65,900	2,523,311

		36,413,040
Information Technology - 8.1%
Computers & Peripherals - 1.7%
Diebold, Inc.	66,400	2,457,464
Electronic Equipment, Instruments & Components - 1.9%
Coherent, Inc. (I)	25,600	1,129,984
MTS Systems Corp.	44,800	1,731,968

		2,861,952
IT Services - 2.3%
MAXIMUS, Inc.	76,600	3,486,066
Office Electronics - 1.1%
Zebra Technologies Corp., Class A (I)	47,100	1,576,437
Software - 1.1%
Websense, Inc. (I)	87,900	1,633,182

		12,015,101

148

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Materials - 6.9%
Chemicals - 3.6%
Innospec, Inc. (I)	54,900	$1,451,007
Koppers Holdings, Inc.	37,200	1,306,092
Sensient Technologies Corp.	16,432	600,097
Zep, Inc.	142,200	1,993,644

		5,350,840
Containers & Packaging - 2.0%
AptarGroup, Inc.	43,900	2,224,413
Greif, Inc., Class A	18,500	809,190

		3,033,603
Paper & Forest Products - 1.3%
Deltic Timber Corp.	33,700	1,874,057

		10,258,500
Utilities - 4.8%
Electric Utilities - 2.3%
UNS Energy Corp.	48,200	1,807,018
Westar Energy, Inc.	56,700	1,622,754

		3,429,772
Gas Utilities - 2.5%
Atmos Energy Corp.	51,800	1,716,652
New Jersey Resources Corp.	17,900	751,442
WGL Holdings, Inc.	31,200	1,215,240

		3,683,334

		7,113,106

TOTAL COMMON STOCKS (Cost $109,158,166)		$143,266,417

SECURITIES LENDING COLLATERAL - 3.9%
John Hancock Collateral
Investment Trust, 0.3309% (W)(Y)	575,761	5,761,751

TOTAL SECURITIES LENDING
COLLATERAL (Cost $5,760,952)		$5,761,751

SHORT-TERM INVESTMENTS - 3.3%
Repurchase Agreement - 3.3%
Deutsche Tri-Party Repurchase Agreement
dated 05/31/2012 at 0.220% to be
repurchased at $4,900,030 on 06/01/2012,
collateralized by $4,497,216 Government
National Mortgage Association, 5.000% due
01/15/2039 (valued at $4,998,000
including interest)	$4,900,000	$4,900,000

TOTAL SHORT-TERM INVESTMENTS (Cost $4,900,000)		$4,900,000

Total Investments (Small Cap Value Fund)
(Cost $119,819,118) - 103.8%		$153,928,168
Other assets and liabilities, net - (3.8%)		(5,682,130)

TOTAL NET ASSETS - 100.0%		$148,246,038

Small Company Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.9%
Consumer Discretionary - 18.8%
Auto Components - 1.9%
Tenneco, Inc. (I)(L)	19,314	$524,375

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Auto Components (continued)
TRW Automotive Holdings Corp. (I)	15,760	$607,863
WABCO Holdings, Inc. (I)	17,965	929,868

		2,062,106
Distributors - 0.9%
Pool Corp. (L)	24,855	918,889
Hotels, Restaurants & Leisure - 4.7%
Choice Hotels International, Inc. (L)	17,373	632,203
Darden Restaurants, Inc. (L)	14,284	738,911
Domino’s Pizza, Inc.	23,140	710,629
Jack in the Box, Inc. (I)(L)	30,377	785,245
Life Time Fitness, Inc. (I)(L)	20,724	888,231
Penn National Gaming, Inc. (I)	25,940	1,191,943

		4,947,162
Household Durables - 1.1%
Ethan Allen Interiors, Inc.	6,504	146,405
Ryland Group, Inc.	45,398	1,015,099

		1,161,504
Leisure Equipment & Products - 0.7%
Brunswick Corp. (L)	33,702	738,074
Specialty Retail - 6.7%
Dick’s Sporting Goods, Inc. (L)	20,411	949,112
DSW, Inc., Class A	16,069	958,998
Foot Locker, Inc.	32,044	1,017,077
Group 1 Automotive, Inc.	15,434	808,124
Monro Muffler Brake, Inc. (L)	20,171	681,578
Tractor Supply Company	10,406	950,588
Urban Outfitters, Inc. (I)(L)	27,588	771,636
Vitamin Shoppe, Inc. (I)	20,596	1,019,914

		7,157,027
Textiles, Apparel & Luxury Goods - 2.8%
Maidenform Brands, Inc. (I)	30,355	585,852
Steven Madden, Ltd. (I)	28,219	1,143,998
Under Armour, Inc., Class A (I)	12,044	1,213,192

		2,943,042

		19,927,804
Consumer Staples - 3.7%
Food & Staples Retailing - 0.6%
Harris Teeter Supermarkets, Inc.	17,722	665,107
Food Products - 2.2%
B&G Foods, Inc. (L)	45,880	1,104,790
Diamond Foods, Inc.	13,221	278,963
Lancaster Colony Corp.	14,180	954,598

		2,338,351
Personal Products - 0.9%
Nu Skin Enterprises, Inc., Class A (L)	22,888	981,437

		3,984,895
Energy - 5.7%
Energy Equipment & Services - 3.1%
Atwood Oceanics, Inc. (I)	17,777	679,259
Dresser-Rand Group, Inc. (I)	16,957	744,073
Dril-Quip, Inc. (I)	12,859	779,127
Lufkin Industries, Inc. (L)	10,547	606,136
Patterson-UTI Energy, Inc.	29,501	446,055

		3,254,650
Oil, Gas & Consumable Fuels - 2.6%
Berry Petroleum Company, Class A (L)	18,840	733,064
Energen Corp.	16,890	745,694

149

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
James River Coal Company (I)(L)	46,847	$117,586
Oasis Petroleum, Inc. (I)(L)	25,751	661,543
Resolute Energy Corp. (I)	57,337	501,699

		2,759,586

		6,014,236
Financials - 5.1%
Capital Markets - 1.8%
Affiliated Managers Group, Inc. (I)	8,659	892,483
Greenhill & Company, Inc. (L)	8,819	307,519
Stifel Financial Corp. (I)(L)	23,880	759,145

		1,959,147
Commercial Banks - 1.6%
Huntington Bancshares, Inc.	101,845	666,066
SVB Financial Group (I)(L)	17,307	1,032,536

		1,698,602
Insurance - 0.9%
Brown & Brown, Inc.	36,764	941,158
Real Estate Investment Trusts - 0.8%
Colonial Properties Trust	40,900	867,489

		5,466,396
Health Care - 15.7%
Biotechnology - 4.7%
Acorda Therapeutics, Inc. (I)	19,755	434,412
Amarin Corp. PLC, ADR (I)(L)	60,280	714,318
BioMarin Pharmaceutical, Inc. (I)(L)	30,498	1,086,949
Incyte Corp. (I)(L)	54,848	1,168,811
Myriad Genetics, Inc. (I)	36,457	879,707
United Therapeutics Corp. (I)	16,572	733,145

		5,017,342
Health Care Equipment & Supplies - 2.9%
Insulet Corp. (I)(L)	27,859	513,163
Masimo Corp. (I)(L)	30,922	581,643
Meridian Bioscience, Inc. (L)	25,818	488,993
Sirona Dental Systems, Inc. (I)	17,296	739,923
STERIS Corp. (L)	25,465	760,385

		3,084,107
Health Care Providers & Services - 4.4%
Centene Corp. (I)	27,669	999,958
Chemed Corp. (L)	14,975	831,861
Health Management
Associates, Inc., Class A (I)	74,912	480,186
HMS Holdings Corp. (I)(L)	23,303	624,287
Mednax, Inc. (I)	10,756	656,224
PSS World Medical, Inc. (I)(L)	27,174	549,730
VCA Antech, Inc. (I)	23,911	515,043

		4,657,289
Health Care Technology - 0.4%
Quality Systems, Inc. (L)	15,789	451,723
Life Sciences Tools & Services - 2.2%
PAREXEL International Corp. (I)	36,332	972,244
PerkinElmer, Inc.	27,377	728,228
Techne Corp.	9,149	620,851

		2,321,323
Pharmaceuticals - 1.1%
Salix Pharmaceuticals, Ltd. (I)	21,749	1,126,816

		16,658,600

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrials - 14.1%
Aerospace & Defense - 2.6%
Hexcel Corp. (I)	36,739	$895,697
TransDigm Group, Inc. (I)	15,056	1,851,888

		2,747,585
Air Freight & Logistics - 1.6%
Forward Air Corp.	25,476	808,353
HUB Group, Inc., Class A (I)	26,700	933,432

		1,741,785
Building Products - 0.8%
AO Smith Corp.	18,571	857,237
Commercial Services & Supplies - 1.9%
Corrections Corp. of America	39,559	1,031,303
Tetra Tech, Inc. (I)	37,200	929,628

		1,960,931
Electrical Equipment - 1.5%
Acuity Brands, Inc.	14,099	768,396
Regal-Beloit Corp.	13,983	843,035

		1,611,431
Machinery - 4.0%
Crane Company	17,469	661,900
Kennametal, Inc.	18,930	658,007
Lincoln Electric Holdings, Inc.	21,884	1,041,241
Lindsay Corp.	12,886	717,106
Wabtec Corp.	16,338	1,186,302

		4,264,556
Trading Companies & Distributors - 1.7%
Watsco, Inc. (L)	12,574	925,572
WESCO International, Inc. (I)(L)	14,586	867,721

		1,793,293

		14,976,818
Information Technology - 27.5%
Communications Equipment - 1.5%
Ciena Corp. (I)(L)	31,197	422,719
Finisar Corp. (I)(L)	34,301	492,219
NETGEAR, Inc. (I)(L)	22,595	709,257

		1,624,195
Electronic Equipment, Instruments & Components - 3.0%
Cognex Corp. (L)	20,291	709,982
Littelfuse, Inc.	15,551	894,805
National Instruments Corp.	31,161	811,432
SYNNEX Corp. (I)(L)	22,370	746,040

		3,162,259
Internet Software & Services - 3.4%
Ancestry.com, Inc. (I)(L)	18,228	392,631
CoStar Group, Inc. (I)(L)	17,248	1,274,455
DealerTrack Holdings, Inc. (I)(L)	28,472	777,286
ValueClick, Inc. (I)	57,161	1,002,604
WebMD Health Corp. (I)	8,700	200,361

		3,647,337
IT Services - 1.1%
Alliance Data Systems Corp. (I)	9,044	1,139,544
Semiconductors & Semiconductor Equipment - 6.6%
Cymer, Inc. (I)(L)	16,012	867,370
Hittite Microwave Corp. (I)(L)	15,320	754,970
Microsemi Corp. (I)	40,317	711,998
MKS Instruments, Inc.	27,133	709,528
PMC-Sierra, Inc. (I)	113,494	724,092

150

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Power Integrations, Inc. (L)	23,790	$970,870
Semtech Corp. (I)	30,709	739,780
Teradyne, Inc. (I)(L)	52,087	752,657
Volterra Semiconductor Corp. (I)	29,133	809,315

		7,040,580
Software - 11.9%
ANSYS, Inc. (I)	14,301	884,874
Aspen Technology, Inc. (I)	56,939	1,258,352
BroadSoft, Inc. (I)(L)	25,497	696,323
CommVault Systems, Inc. (I)	23,827	1,116,771
Fair Isaac Corp.	24,109	980,272
Informatica Corp. (I)	26,541	1,099,594
Interactive Intelligence Group (I)	20,721	534,602
Manhattan Associates, Inc. (I)	23,848	1,132,780
MICROS Systems, Inc. (I)	21,779	1,149,060
MicroStrategy, Inc., Class A (I)	6,544	798,237
Parametric Technology Corp. (I)	30,491	615,918
Quest Software, Inc. (I)	4,222	105,550
SolarWinds, Inc. (I)	35,559	1,630,736
Websense, Inc. (I)	32,550	604,779

		12,607,848

		29,221,763
Materials - 3.5%
Chemicals - 1.8%
Intrepid Potash, Inc. (I)	21,606	424,126
Olin Corp.	40,047	767,701
Rockwood Holdings, Inc. (I)	15,027	727,307

		1,919,134
Containers & Packaging - 0.6%
Greif, Inc., Class A	13,380	585,241
Metals & Mining - 1.1%
Allied Nevada Gold Corp. (I)(L)	8,331	216,106
Carpenter Technology Corp.	16,734	754,034
Detour Gold Corp. (I)	9,850	202,083

		1,172,223

		3,676,598
Telecommunication Services - 1.0%
Wireless Telecommunication Services - 1.0%
SBA Communications Corp., Class A (I)(L)	20,494	1,064,667
Utilities - 0.8%
Electric Utilities - 0.8%
ITC Holdings Corp.	11,714	807,680

TOTAL COMMON STOCKS (Cost $80,289,098)		$101,799,457

SECURITIES LENDING COLLATERAL - 25.2%
John Hancock Collateral
Investment Trust, 0.3309% (W)(Y)	2,669,527	26,714,493

TOTAL SECURITIES LENDING
COLLATERAL (Cost $26,705,154)		$26,714,493

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 3.2%
Money Market Funds - 3.2%
State Street Institutional Liquid Reserves
Fund, 0.1963% (Y)	3,461,060	3,461,060

TOTAL SHORT-TERM INVESTMENTS (Cost $3,461,060)		$3,461,060

Total Investments (Small Company Growth Fund)
(Cost $110,455,312) - 124.3%		$131,975,010
Other assets and liabilities, net - (24.3%)		(25,839,690)

TOTAL NET ASSETS - 100.0%		$106,135,320

Small Company Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.5%
Consumer Discretionary - 12.2%
Auto Components - 0.9%
Drew Industries, Inc. (I)(L)	108,800	$2,888,640
Automobiles - 0.4%
Winnebago Industries, Inc. (I)(L)	139,700	1,251,712
Distributors - 1.0%
Pool Corp. (L)	89,100	3,294,027
Diversified Consumer Services - 1.5%
Ascent Capital Group, Inc., Class A (I)	38,100	1,995,678
Matthews International Corp., Class A (L)	88,900	2,677,668

		4,673,346
Hotels, Restaurants & Leisure - 0.6%
Orient Express Hotels, Ltd., Class A (I)(L)	216,400	1,826,416
Household Durables - 2.0%
CSS Industries, Inc.	72,700	1,384,208
Ethan Allen Interiors, Inc. (L)	41,200	927,412
M/I Homes, Inc. (I)(L)	60,500	908,710
Meritage Homes Corp. (I)(L)	97,000	2,910,970
Stanley Furniture Company, Inc. (I)	86,600	337,740

		6,469,040
Leisure Equipment & Products - 0.3%
Brunswick Corp. (L)	47,500	1,040,250
Media - 0.4%
Saga Communications, Inc., Class A (I)	39,000	1,361,100
Multiline Retail - 0.4%
Fred’s, Inc., Class A (L)	104,100	1,431,375
Specialty Retail - 4.5%
Aaron’s, Inc.	269,700	7,160,535
Haverty Furniture Companies, Inc. (L)	126,600	1,536,924
MarineMax, Inc. (I)(L)	119,600	1,152,944
Stein Mart, Inc. (I)	191,200	1,384,288
The Men’s Wearhouse, Inc. (L)	86,800	3,123,932

		14,358,623
Textiles, Apparel & Luxury Goods - 0.2%
Culp, Inc. (I)	76,500	740,520

		39,335,049
Consumer Staples - 0.6%
Food & Staples Retailing - 0.4%
Nash Finch Company	63,800	1,314,918

151

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Tobacco - 0.2%
Alliance One International, Inc. (I)(L)	251,000	$720,370

		2,035,288
Energy - 4.5%
Energy Equipment & Services - 1.6%
Atwood Oceanics, Inc. (I)	38,100	1,455,801
CARBO Ceramics, Inc. (L)	23,900	1,944,504
Hercules Offshore, Inc. (I)	131,200	434,272
Tetra Technologies, Inc. (I)(L)	175,000	1,118,250
Union Drilling, Inc. (I)	55,000	254,650

		5,207,477
Oil, Gas & Consumable Fuels - 2.9%
Cloud Peak Energy, Inc. (I)	85,000	1,315,800
Lone Pine Resources, Inc. (I)	70,200	221,832
Northern Oil and Gas, Inc. (I)(L)	125,500	2,250,215
Oasis Petroleum, Inc. (I)(L)	121,000	3,108,490
Overseas Shipholding Group, Inc. (L)	58,000	633,360
Swift Energy Company (I)(L)	59,200	1,178,672
Teekay Tankers, Ltd., Class A (L)	145,400	591,778

		9,300,147

		14,507,624
Financials - 22.4%
Capital Markets - 3.4%
Ares Capital Corp.	248,400	3,748,356
Hercules Technology Growth Capital, Inc.	176,000	1,858,560
JMP Group, Inc.	81,300	472,353
Kohlberg Capital Corp.	144,000	819,360
Piper Jaffray Companies (I)(L)	31,500	690,165
Safeguard Scientifics, Inc. (I)	68,000	1,030,200
Stifel Financial Corp. (I)(L)	70,900	2,253,911

		10,872,905
Commercial Banks - 6.1%
Columbia Banking System, Inc. (L)	60,600	1,098,072
East West Bancorp, Inc.	128,000	2,865,920
Glacier Bancorp, Inc. (L)	164,100	2,354,835
Home Bancshares, Inc. (L)	104,900	2,950,837
Signature Bank (I)(L)	42,600	2,616,066
SVB Financial Group (I)(L)	83,100	4,957,746
Wintrust Financial Corp. (L)	85,600	2,911,256

		19,754,732
Diversified Financial Services - 0.5%
Compass Diversified Holdings	117,500	1,541,600
Insurance - 5.0%
Alterra Capital Holdings, Ltd.	99,300	2,205,453
Employers Holdings, Inc.	54,100	914,290
Markel Corp. (I)	5,000	2,192,450
Meadowbrook Insurance Group, Inc.	64,600	574,294
National Interstate Corp.	102,000	2,543,880
ProAssurance Corp.	89,200	7,862,088

		16,292,455
Real Estate Investment Trusts - 7.3%
Acadia Realty Trust	61,800	1,382,466
CBL & Associates Properties, Inc. (L)	238,000	4,155,480
Cedar Shopping Centers, Inc.	192,900	925,920
First Potomac Realty Trust	139,200	1,670,400
Hatteras Financial Corp. (L)	60,900	1,738,695
Kilroy Realty Corp. (L)	93,600	4,297,176
LaSalle Hotel Properties	113,700	3,135,846
Potlatch Corp. (L)	67,300	1,928,818
Redwood Trust, Inc.	113,400	1,373,274

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Saul Centers, Inc.	28,900	$1,160,624
Washington Real Estate Investment Trust	60,500	1,702,470

		23,471,169
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc. (L)	133,600	331,328

		72,264,189
Health Care - 5.3%
Biotechnology - 0.3%
Momenta Pharmaceuticals, Inc. (I)	64,800	893,592
Health Care Equipment & Supplies - 2.0%
Analogic Corp.	28,300	1,866,102
Quidel Corp. (I)(L)	85,000	1,336,200
West Pharmaceutical Services, Inc. (L)	67,200	3,212,160

		6,414,462
Health Care Providers & Services - 3.0%
Landauer, Inc.	27,100	1,366,653
National Healthcare Corp.	50,400	2,157,624
Owens & Minor, Inc. (L)	166,600	4,743,102
Triple-S Management Corp., Class B (I)(L)	77,800	1,350,608

		9,617,987

		16,926,041
Industrials - 25.6%
Aerospace & Defense - 0.3%
Kratos Defense &
Security Solutions, Inc. (I)(L)	169,500	916,995
Air Freight & Logistics - 0.7%
UTi Worldwide, Inc. (L)	135,500	2,119,220
Airlines - 1.3%
Alaska Air Group, Inc. (I)(L)	119,400	4,095,420
Building Products - 1.6%
Gibraltar Industries, Inc. (I)	142,900	1,460,438
Quanex Building Products Corp.	79,600	1,314,196
Universal Forest Products, Inc. (L)	58,700	2,210,055

		4,984,689
Commercial Services & Supplies - 3.4%
G&K Services, Inc., Class A	73,900	2,156,402
McGrath RentCorp (L)	138,500	3,497,125
Mine Safety Appliances Company	52,600	2,160,808
Waste Connections, Inc. (L)	105,500	3,265,225

		11,079,560
Construction & Engineering - 0.9%
Aegion Corp. (I)(L)	124,500	1,963,365
Comfort Systems USA, Inc. (L)	110,000	998,800

		2,962,165
Electrical Equipment - 1.1%
Belden, Inc.	81,000	2,531,250
Franklin Electric Company, Inc.	21,700	1,061,564

		3,592,814
Machinery - 6.7%
Astec Industries, Inc. (I)	37,400	1,026,630
Cascade Corp.	35,300	1,763,588
CIRCOR International, Inc. (L)	49,200	1,583,748
IDEX Corp.	82,000	3,257,860
Nordson Corp.	110,900	5,945,349
Proto Labs, Inc. (I)	20,000	737,800
Robbins & Myers, Inc.	83,600	3,811,324

152

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Woodward, Inc.	92,100	$3,473,091

		21,599,390
Marine - 1.6%
Kirby Corp. (I)(L)	99,100	5,230,498
Professional Services - 1.7%
FTI Consulting, Inc. (I)(L)	31,600	997,612
Navigant Consulting Company (I)(L)	142,400	1,704,528
On Assignment, Inc. (I)	120,300	2,004,198
The Dolan Company (I)	125,200	897,684

		5,604,022
Road & Rail - 4.0%
Genesee & Wyoming, Inc., Class A (I)(L)	100,500	5,036,055
Landstar System, Inc.	147,900	7,794,330

		12,830,385
Trading Companies & Distributors - 2.3%
Beacon Roofing Supply, Inc. (I)(L)	228,900	5,688,165
Kaman Corp., Class A (L)	58,000	1,696,500

		7,384,665

		82,399,823
Information Technology - 9.8%
Communications Equipment - 0.9%
Ixia (I)(L)	172,400	1,823,992
Sonus Networks, Inc. (I)(L)	415,200	1,008,936

		2,832,928
Computers & Peripherals - 0.3%
Xyratex, Ltd.	80,800	924,352
Electronic Equipment, Instruments & Components - 3.6%
Cognex Corp. (L)	30,900	1,081,191
Electro Rent Corp.	165,000	2,283,600
Electro Scientific Industries, Inc. (L)	85,000	937,550
Littelfuse, Inc. (L)	57,000	3,279,780
Methode Electronics, Inc.	60,000	450,600
Newport Corp. (I)(L)	98,900	1,175,921
SYNNEX Corp. (I)(L)	76,800	2,561,280

		11,769,922
IT Services - 0.3%
TNS, Inc. (I)	52,700	942,276
Semiconductors & Semiconductor Equipment - 3.1%
Advanced Energy Industries, Inc. (I)	125,200	1,708,980
ATMI, Inc. (I)	57,400	1,148,574
Brooks Automation, Inc. (L)	116,900	1,095,353
Cabot Microelectronics Corp. (L)	29,900	937,066
Cymer, Inc. (I)(L)	53,300	2,887,261
Teradyne, Inc. (I)(L)	154,300	2,229,635

		10,006,869
Software - 1.6%
Accelrys, Inc. (I)(L)	91,300	712,140
Progress Software Corp. (I)(L)	137,200	2,636,984
Websense, Inc. (I)	95,600	1,776,248

		5,125,372

		31,601,719
Materials - 11.0%
Chemicals - 2.5%
American Vanguard Corp. (L)	105,700	2,848,615
Innospec, Inc. (I)	131,000	3,462,330
Minerals Technologies, Inc.	27,600	1,746,252

		8,057,197

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction Materials - 0.2%
Texas Industries, Inc. (L)	20,100	$643,200
Containers & Packaging - 2.3%
AptarGroup, Inc. (L)	95,700	4,849,119
Myers Industries, Inc. (L)	158,500	2,665,970

		7,515,089
Metals & Mining - 4.0%
AMCOL International Corp. (L)	65,100	1,828,008
Carpenter Technology Corp.	66,600	3,000,996
Franco-Nevada Corp.	65,000	2,733,166
North American Palladium, Ltd. (I)(L)	600,000	1,362,000
Royal Gold, Inc.	43,500	2,942,340
Schnitzer Steel Industries, Inc. (L)	43,800	1,142,304

		13,008,814
Paper & Forest Products - 2.0%
Clearwater Paper Corp. (I)	71,000	2,225,140
Deltic Timber Corp. (L)	47,900	2,663,719
Wausau Paper Corp. (L)	156,500	1,441,365

		6,330,224

		35,554,524
Telecommunication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Premiere Global Services, Inc. (I)	187,400	1,566,664
Utilities - 4.6%
Electric Utilities - 2.4%
Cleco Corp. (L)	94,200	3,847,128
El Paso Electric Company	89,500	2,746,754
PNM Resources, Inc.	57,000	1,063,050

		7,656,932
Gas Utilities - 0.8%
Southwest Gas Corp.	64,400	2,703,512
Multi-Utilities - 1.4%
Black Hills Corp. (L)	42,400	1,364,432
NorthWestern Corp.	55,300	1,963,701
Vectren Corp.	43,900	1,287,148

		4,615,281

		14,975,725

TOTAL COMMON STOCKS (Cost $225,544,421)		$311,166,646

PREFERRED SECURITIES - 1.2%
Financials - 1.2%
Commercial Banks - 0.8%
East West Bancorp., Inc., Series A, 8.000%	1,814	2,806,657
Insurance - 0.4%
Assured Guaranty, Ltd.	26,000	1,202,890

		4,009,547

TOTAL PREFERRED SECURITIES (Cost $3,086,750)		$4,009,547

INVESTMENT COMPANIES - 0.8%
iShares Russell 2000 Value Index Fund	35,600	2,402,644

TOTAL INVESTMENT COMPANIES (Cost $2,580,743)		$2,402,644

SECURITIES LENDING COLLATERAL - 28.7%
John Hancock Collateral
Investment Trust, 0.3309% (W)(Y)	9,240,961	92,476,142

TOTAL SECURITIES LENDING
COLLATERAL (Cost $92,442,873)		$92,476,142

153

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 1.5%
Money Market Funds - 1.5%
State Street Institutional U.S. Government
Money Market Fund, 0.0164% (Y)	210,316	210,316
T. Rowe Price Reserve Investment
Fund, 0.1100% (Y)	4,602,692	4,602,692

		4,813,008

TOTAL SHORT-TERM INVESTMENTS (Cost $4,813,008)		$4,813,008

Total Investments (Small Company Value Fund)
(Cost $328,467,795) - 128.7%		$414,867,987
Other assets and liabilities, net - (28.7%)		(92,505,237)

TOTAL NET ASSETS - 100.0%		$322,362,750

Smaller Company Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.8%
Consumer Discretionary - 14.7%
Auto Components - 0.4%
American Axle &
Manufacturing Holdings, Inc. (I)	1,409	$13,033
Amerigon, Inc. (I)	11,477	137,494
Dana Holding Corp.	15,738	209,630
Dorman Products, Inc. (I)	439	21,133
Drew Industries, Inc. (I)(L)	212	5,629
Fuel Systems Solutions, Inc. (I)(L)	457	6,855
Stoneridge, Inc. (I)(L)	457	3,222
Tenneco, Inc. (I)	1,765	47,920
Tower International, Inc. (I)	68	861
WABCO Holdings, Inc. (I)	673	34,834

		480,611
Automobiles - 1.3%
Harley-Davidson, Inc.	27,030	1,302,305
Tesla Motors, Inc. (I)(L)	1,527	45,047
Thor Industries, Inc.	1,285	39,514
Winnebago Industries, Inc. (I)	856	7,670

		1,394,536
Distributors - 1.4%
LKQ Corp. (I)	40,390	1,471,812
Pool Corp.	1,449	53,570

		1,525,382
Diversified Consumer Services - 1.9%
American Public Education, Inc. (I)(L)	10,763	305,992
Ascent Capital Group, Inc., Class A (I)	369	19,328
Bridgepoint Education, Inc. (I)(L)	547	10,716
Capella Education Company (I)	395	12,130
Coinstar, Inc. (I)(L)	942	57,867
Grand Canyon Education, Inc. (I)	22,341	404,819
ITT Educational Services, Inc. (I)	565	32,149
K12, Inc. (I)(L)	34,631	759,112
Matthews International Corp., Class A (L)	863	25,994
Sotheby’s (L)	12,755	389,028
Steiner Leisure, Ltd. (I)	417	19,111
Strayer Education, Inc. (L)	229	20,576
Universal Technical Institute, Inc.	318	3,876

		2,060,698
Hotels, Restaurants & Leisure - 1.4%
AFC Enterprises, Inc. (I)	741	15,828

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Ameristar Casinos, Inc.	500	$9,350
Bally Technologies, Inc. (I)	1,326	61,725
Biglari Holdings, Inc. (I)	14	5,481
BJ’s Restaurants, Inc. (I)(L)	764	33,456
Boyd Gaming Corp. (I)(L)	854	6,507
Bravo Brio Restaurant Group, Inc. (I)	563	9,244
Buffalo Wild Wings, Inc. (I)(L)	559	47,576
Caribou Coffee Company, Inc. (I)(L)	9,584	114,050
CEC Entertainment, Inc.	552	19,298
Choice Hotels International, Inc.	310	11,281
Denny’s Corp. (I)	2,932	12,637
DineEquity, Inc. (I)	467	22,416
Domino’s Pizza, Inc.	1,670	51,286
Gaylord Entertainment Company (I)(L)	1,034	39,240
Interval Leisure Group, Inc.	1,193	19,863
Isle of Capri Casinos, Inc. (I)	314	1,680
Krispy Kreme Doughnuts, Inc. (I)	1,657	10,423
Life Time Fitness, Inc. (I)(L)	1,229	52,675
Marriott Vacations Worldwide Corp. (I)	790	22,357
P.F. Chang’s China Bistro, Inc. (L)	644	33,018
Papa John’s International, Inc. (I)	590	27,447
Peet’s Coffee & Tea, Inc. (I)(L)	400	23,832
Penn National Gaming, Inc. (I)	1,973	90,659
Pinnacle Entertainment, Inc. (I)	1,891	18,494
Red Robin Gourmet Burgers, Inc. (I)	211	6,752
Scientific Games Corp., Class A (I)	1,682	14,364
Shuffle Master, Inc. (I)	1,662	26,359
Six Flags Entertainment Corp.	625	28,519
Sonic Corp. (I)(L)	1,726	14,723
Texas Roadhouse, Inc., Class A (L)	1,820	33,088
The Cheesecake Factory, Inc. (I)(L)	9,960	323,102
Vail Resorts, Inc. (L)	1,095	47,600
WMS Industries, Inc. (I)(L)	17,512	359,521

		1,613,851
Household Durables - 0.6%
Beazer Homes USA, Inc. (I)	1,161	3,030
Blyth, Inc.	150	11,208
Ethan Allen Interiors, Inc.	13,889	312,641
Furniture Brands International, Inc. (I)	530	615
Hovnanian Enterprises, Inc., Class A (I)	3,047	5,698
iRobot Corp. (I)	790	16,732
La-Z-Boy, Inc. (I)	15,780	222,656
Libbey, Inc. (I)	566	8,190
M/I Homes, Inc. (I)	286	4,296
Meritage Homes Corp. (I)	448	13,444
Sealy Corp. (I)(L)	964	1,620
Skullcandy, Inc. (I)	457	5,996
Standard Pacific Corp. (I)(L)	16,308	84,149
Universal Electronics, Inc. (I)(L)	434	5,685
Zagg, Inc. (I)(L)	608	6,451

		702,411
Internet & Catalog Retail - 0.5%
Blue Nile, Inc. (I)(L)	423	13,659
HomeAway, Inc. (I)	997	23,430
HSN, Inc.	1,233	47,964
Orbitz Worldwide, Inc. (I)	661	2,413
Overstock.com, Inc. (I)(L)	504	3,352
Shutterfly, Inc. (I)(L)	15,910	438,639
Vitacost.com, Inc. (I)	489	3,760

		533,217
Leisure Equipment & Products - 0.3%
Arctic Cat, Inc. (I)	385	13,922
Brunswick Corp. (L)	10,564	231,352

154

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Leisure Equipment & Products (continued)
Leapfrog Enterprises, Inc. (I)(L)	1,600	$16,672
Smith & Wesson Holding Corp. (I)	1,798	12,119
Steinway Musical Instruments, Inc. (I)	86	1,931
Sturm Ruger & Company, Inc. (L)	582	22,681

		298,677
Media - 0.3%
AMC Networks, Inc. (I)	1,597	61,628
Arbitron, Inc. (L)	831	27,789
Clear Channel Outdoor
Holdings, Inc., Class A (I)	1,187	7,478
Cumulus Media, Inc., Class A (I)	1,587	4,444
Knology, Inc. (I)	976	19,042
Lions Gate Entertainment Corp. (I)(L)	2,182	29,064
Live Nation Entertainment, Inc. (I)(L)	2,162	20,215
Martha Stewart Living
Omnimedia, Inc., Class A	434	1,298
Morningstar, Inc.	763	42,682
Pandora Media Incpandora Media Inc (I)	1,756	18,859
ReachLocal, Inc. (I)	275	2,775
The Madison Square Garden, Inc., Class A (I)	1,798	67,407
Valassis Communications, Inc. (I)(L)	1,310	26,082

		328,763
Multiline Retail - 0.3%
Big Lots, Inc. (I)	1,996	73,353
Dillard’s, Inc., Class A	914	61,457
Fred’s, Inc., Class A (L)	11,890	163,488
Gordmans Stores, Inc. (I)	182	3,241
Saks, Inc. (I)(L)	1,191	11,743

		313,282
Specialty Retail - 5.5%
Aaron’s, Inc.	2,198	58,357
Aeropostale, Inc. (I)	2,457	45,455
Americas Car-Mart, Inc. (I)	262	11,305
ANN, Inc. (I)	1,593	42,836
Asbury Automotive Group, Inc. (I)	563	15,049
Ascena Retail Group, Inc. (I)	3,962	75,001
Barnes & Noble, Inc. (I)	595	9,776
Bebe Stores, Inc.	40,092	255,787
Body Central Corp. (I)	9,116	133,549
Casual Male Retail Group, Inc. (I)	72,449	220,969
Charming Shoppes, Inc. (I)(L)	2,304	16,911
Chico’s FAS, Inc.	95,752	1,398,937
Citi Trends, Inc. (I)	454	6,274
Coldwater Creek, Inc. (I)	1,198	994
Collective Brands, Inc. (I)	645	13,719
Conn’s, Inc. (I)	681	11,911
Cost Plus, Inc. (I)	613	13,547
DSW, Inc., Class A	926	55,264
Express, Inc. (I)	18,428	340,918
Francesca’s Holdings Corp. (I)	1,062	24,915
Genesco, Inc. (I)	5,406	359,499
GNC Holdings, Inc., Class A	2,111	81,337
Haverty Furniture Companies, Inc.	568	6,896
Hibbett Sports, Inc. (I)(L)	805	45,104
HOT Topic, Inc.	793	7,859
Jos A. Bank Clothiers, Inc. (I)(L)	847	37,573
Kirkland’s, Inc. (I)	503	5,453
Lithia Motors, Inc., Class A	338	8,254
Lumber Liquidators Holdings, Inc. (I)(L)	724	21,061
Mattress Firm Holding Corp. (I)	205	7,017
Monro Muffler Brake, Inc.	5,292	178,817
New York & Company, Inc. (I)	752	2,655
Office Depot, Inc. (I)	8,544	18,370

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Penske Automotive Group, Inc. (L)	481	$11,823
PEP Boys - Manny, Moe & Jack	802	7,443
Pier 1 Imports, Inc.	16,352	266,538
Rent-A-Center, Inc.	5,837	196,532
Rue21, Inc. (I)(L)	27,684	733,072
Select Comfort Corp. (I)	13,761	376,501
Talbots, Inc. (I)(L)	1,326	3,235
The Buckle, Inc. (L)	7,706	301,613
The Children’s Place Retail Stores, Inc. (I)(L)	378	17,377
The Finish Line, Inc., Class A (L)	14,370	296,309
The Wet Seal, Inc., Class A (I)(L)	2,659	7,552
Vitamin Shoppe, Inc. (I)	6,492	321,484
Zumiez, Inc. (I)	637	23,435

		6,094,283
Textiles, Apparel & Luxury Goods - 0.8%
Carter’s, Inc. (I)(L)	1,523	82,135
Crocs, Inc. (I)	2,733	46,215
Fifth & Pacific Companies, Inc. (I)	3,072	36,772
G-III Apparel Group, Ltd. (I)(L)	332	8,204
Hanesbrands, Inc. (I)(L)	1,929	53,742
K-Swiss, Inc., Class A (I)	276	825
Kenneth Cole Productions, Inc., Class A (I)	102	1,540
Maidenform Brands, Inc. (I)(L)	12,305	237,487
Oxford Industries, Inc.	213	9,809
Steven Madden, Ltd. (I)	9,102	368,995
The Warnaco Group, Inc. (I)	1,185	52,744
True Religion Apparel, Inc.	711	20,854
Vera Bradley, Inc. (I)	534	11,679

		931,001

		16,276,712
Consumer Staples - 2.3%
Beverages - 0.0%
Boston Beer Company, Inc. (I)	267	27,995
Coca-Cola Bottling Company Consolidated	99	6,066
National Beverage Corp. (I)	352	5,090

		39,151
Food & Staples Retailing - 0.7%
Casey’s General Stores, Inc.	1,158	65,578
Harris Teeter Supermarkets, Inc.	10,920	409,828
Pricesmart, Inc.	591	39,940
Rite Aid Corp. (I)	20,501	26,651
Susser Holdings Corp. (I)	4,107	120,130
The Chefs’ Warehouse, Inc. (I)	350	6,668
The Fresh Market, Inc. (I)	843	48,995
United Natural Foods, Inc. (I)	1,356	68,749

		786,539
Food Products - 0.9%
Calavo Growers, Inc.	360	9,860
Darling International, Inc. (I)	23,179	324,738
Dean Foods Company (I)	5,613	87,787
J&J Snack Foods Corp.	457	25,167
Sanderson Farms, Inc. (L)	576	31,645
Smart Balance, Inc. (I)	1,793	10,632
The Hain Celestial Group, Inc. (I)(L)	1,147	63,647
Tootsie Roll Industries, Inc. (L)	276	6,169
TreeHouse Foods, Inc. (I)	7,781	443,595

		1,003,240
Household Products - 0.3%
Spectrum Brands Holdings, Inc. (I)	8,475	292,557

155

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Personal Products - 0.4%
Elizabeth Arden, Inc. (I)	802	$27,637
Inter Parfums, Inc. (L)	14,743	231,465
Medifast, Inc. (I)	396	7,152
Nature’s Sunshine Products, Inc.	379	5,533
Nu Skin Enterprises, Inc., Class A (L)	1,730	74,182
Prestige Brands Holdings, Inc. (I)	767	10,531
Revlon, Inc. (I)	373	5,554
Schiff Nutrition International, Inc. (I)	251	4,217
USANA Health Sciences, Inc. (I)	219	8,848

		375,119
Tobacco - 0.0%
Star Scientific, Inc. (I)(L)	3,287	12,754

		2,509,360
Energy - 9.4%
Energy Equipment & Services - 2.7%
Atwood Oceanics, Inc. (I)	1,785	68,205
Basic Energy Services, Inc. (I)	15,431	174,988
C&J Energy Services, Inc. (I)	632	11,300
CARBO Ceramics, Inc. (L)	633	51,501
Dawson Geophysical Company (I)	6,000	136,200
Dril-Quip, Inc. (I)	1,041	63,074
Gulfmark Offshore, Inc., Class A (I)	6,459	230,522
Heckmann Corp. (I)(L)	4,189	14,159
Helix Energy Solutions Group, Inc. (I)	12,051	206,434
Hornbeck Offshore Services, Inc. (I)(L)	1,012	33,791
ION Geophysical Corp. (I)	1,893	11,472
Key Energy Services, Inc. (I)	13,286	131,664
Lufkin Industries, Inc. (L)	1,010	58,045
Matrix Service Company (I)	782	8,125
McDermott International, Inc. (I)	127,080	1,289,862
North American Energy Partners, Inc. (I)	21,063	63,821
Oil States International, Inc. (I)	1,571	104,581
OYO Geospace Corp. (I)	3,715	344,715
RigNet, Inc. (I)	211	3,294
RPC, Inc. (L)	1,302	13,515
Tesco Corp. (I)	952	11,443

		3,030,711
Oil, Gas & Consumable Fuels - 6.7%
Abraxas Petroleum Corp. (I)(L)	2,487	6,864
Amyris, Inc. (I)	940	2,547
Apco Oil and Gas International, Inc.	278	6,330
Approach Resources, Inc. (I)	790	22,144
ATP Oil & Gas Corp. (I)(L)	1,413	7,461
Berry Petroleum Company, Class A (L)	1,428	55,563
Bill Barrett Corp. (I)(L)	728	14,058
BPZ Resources, Inc. (I)(L)	2,821	8,717
Carrizo Oil & Gas, Inc. (I)(L)	48,259	1,067,006
Cheniere Energy, Inc. (I)(L)	4,583	64,345
Clayton Williams Energy, Inc. (I)	185	10,571
Clean Energy Fuels Corp. (I)(L)	2,081	28,322
Cloud Peak Energy, Inc. (I)	648	10,031
Contango Oil & Gas Company (I)	397	20,858
Crosstex Energy, Inc.	809	10,930
CVR Energy, Inc. (I)	1,717	43,680
Enbridge Energy Management LLC (I)	504	15,720
Energy XXI Bermuda, Ltd.	10,163	315,561
FX Energy, Inc. (I)(L)	1,548	7,539
Gastar Exploration, Ltd. (I)	1,150	2,070
GeoResources, Inc. (I)	623	22,241
Gevo, Inc. (I)	226	1,372
Goodrich Petroleum Corp. (I)	830	12,259
Gran Tierra Energy, Inc. (I)	8,480	42,824

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Gulfport Energy Corp. (I)	10,425	$192,654
Halcon Resources Corp. (I)	1,969	18,528
Hyperdynamics Corp. (I)(L)	3,296	2,505
InterOil Corp. (I)(L)	28,520	1,894,013
James River Coal Company (I)	975	2,447
KiOR, Inc., Class A (I)	519	4,697
Kodiak Oil & Gas Corp. (I)	160,534	1,301,931
Magnum Hunter Resources Corp. (I)(L)	4,808	19,376
McMoRan Exploration Company (I)(L)	2,074	20,180
Northern Oil and Gas, Inc. (I)(L)	1,835	32,902
Oasis Petroleum, Inc. (I)(L)	2,258	58,008
Patriot Coal Corp. (I)(L)	2,826	6,698
Petroleum Development Corp.	918	22,803
Rentech, Inc. (I)	6,852	12,882
Resolute Energy Corp. (I)	1,487	13,011
Rex Energy Corp. (I)(L)	125,422	1,261,745
Rosetta Resources, Inc. (I)	8,842	342,097
Sanchez Energy Corp. (I)	368	8,887
SemGroup Corp., Class A (I)	1,145	34,522
Solazyme, Inc. (I)	875	9,590
Swift Energy Company (I)(L)	11,649	231,932
Transatlantic Petroleum, Ltd. (I)(L)	5,361	4,825
Triangle Petroleum Corp. (I)(L)	1,269	6,472
Uranium Energy Corp. (I)(L)	2,100	4,830
Venoco, Inc. (I)	903	8,425
Western Refining, Inc.	1,037	20,056
World Fuel Services Corp. (L)	1,083	40,613

		7,375,642

		10,406,353
Financials - 8.0%
Capital Markets - 1.5%
Duff & Phelps Corp.	1,005	14,321
Epoch Holding Corp.	495	11,375
Evercore Partners, Inc., Class A	395	9,760
Financial Engines, Inc. (I)	1,190	24,966
GAMCO Investors, Inc., Class A	65	2,698
HFF, Inc. (I)	1,009	13,198
ICG Group, Inc. (I)	1,138	9,901
INTL FCStone, Inc. (I)	433	7,915
KBW, Inc.	12,736	206,451
Ladenburg Thalmann
Financial Services, Inc. (I)	3,384	4,941
Raymond James Financial, Inc.	24,300	830,574
Safeguard Scientifics, Inc. (I)	630	9,545
Virtus Investment Partners, Inc. (I)	172	12,191
Walter Investment Management Corp.	16,414	310,717
WisdomTree Investments, Inc. (I)	29,329	195,918

		1,664,471
Commercial Banks - 1.3%
Boston Private Financial Holdings, Inc. (L)	24,070	217,111
CapitalSource, Inc.	4,622	29,257
Cardinal Financial Corp.	548	6,247
First Citizens BancShares, Inc.	1,011	170,354
First Connecticut Bancorp, Inc.	353	4,600
First Horizon National Corp. (L)	10,050	85,224
Investors Bancorp, Inc. (I)	1,357	20,274
Pinnacle Financial Partners, Inc. (I)	6,250	106,625
Signature Bank (I)(L)	1,405	86,281
SVB Financial Group (I)(L)	4,695	280,104
Texas Capital Bancshares, Inc. (I)(L)	5,527	214,337
Umpqua Holdings Corp. (L)	13,657	175,219

156

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Webster Financial Corp.	1,089	$22,074

		1,417,707
Consumer Finance - 0.9%
Cash America International, Inc. (L)	5,870	261,098
Credit Acceptance Corp. (I)	312	26,439
DFC Global Corp. (I)	14,846	244,662
EZCORP, Inc., Class A (I)(L)	891	21,028
First Cash Financial Services, Inc. (I)	9,454	354,147
Green Dot Corp., Class A (I)(L)	689	14,634
Netspend Holdings, Inc. (I)(L)	1,043	7,729
Regional Management Corp. (I)	7,114	104,932
The First Marblehead Corp. (I)	2,005	2,286
World Acceptance Corp. (I)(L)	150	10,266

		1,047,221
Diversified Financial Services - 1.4%
MarketAxess Holdings, Inc.	1,096	35,390
Moody’s Corp. (L)	41,080	1,503,117
NewStar Financial, Inc. (I)	263	2,940

		1,541,447
Insurance - 2.1%
Citizens, Inc., Class A (I)	1,191	9,611
eHealth, Inc. (I)	579	9,281
Endurance Specialty Holdings, Ltd.	8,050	314,433
Greenlight Capital Re, Ltd., Class A (I)	598	14,806
HCC Insurance Holdings, Inc.	32,800	1,025,328
Hilltop Holdings, Inc. (I)	456	4,742
Infinity Property & Casualty Corp.	2,670	143,272
Maiden Holdings, Ltd.	22,800	185,592
Platinum Underwriters Holdings, Ltd. (L)	7,080	257,004
ProAssurance Corp.	4,500	396,630
Tower Group, Inc. (L)	389	7,636

		2,368,335
Real Estate Investment Trusts - 0.6%
Alexander’s, Inc.	62	24,251
American Assets Trust, Inc.	1,016	22,951
Apartment Investment & Management
Company, Class A	1,390	37,627
Coresite Realty Corp.	631	15,049
Cousins Properties, Inc.	997	7,218
DuPont Fabros Technology, Inc. (L)	1,917	48,864
Education Realty Trust, Inc. (L)	1,396	15,384
Equity Lifestyle Properties, Inc.	776	51,107
Extra Space Storage, Inc.	2,950	83,662
FelCor Lodging Trust, Inc. (I)	2,340	9,711
First Industrial Realty Trust, Inc. (I)	876	10,451
Hudson Pacific Properties, Inc.	674	10,797
iStar Financial, Inc. (I)	741	4,201
Pebblebrook Hotel Trust	1,550	34,023
Post Properties, Inc.	810	39,212
PS Business Parks, Inc.	587	38,677
Strategic Hotels & Resorts, Inc. (I)	1,719	10,709
Tanger Factory Outlet Centers, Inc.	1,795	55,663
Taubman Centers, Inc.	1,695	123,735

		643,292
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (I)	498	28,814
Forest City Enterprises, Inc., Class A (I)(L)	3,655	48,940
Tejon Ranch Company (I)(L)	439	11,695
The St. Joe Company (I)(L)	1,368	21,847

		111,296

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance - 0.1%
Beneficial Mutual Bancorp, Inc. (I)	1,101	$9,524
Doral Financial Corp. (I)	1,365	1,966
MGIC Investment Corp. (I)	2,910	7,391
Ocwen Financial Corp. (I)	3,162	50,687
Radian Group, Inc.	3	7

		69,575

		8,863,344
Health Care - 16.1%
Biotechnology - 3.5%
Achillion Pharmaceuticals, Inc. (I)	1,379	9,901
Acorda Therapeutics, Inc. (I)	1,208	26,564
Aegerion Pharmaceuticals, Inc. (I)	359	5,460
Affymax, Inc. (I)	1,033	14,607
Alkermes PLC (I)	2,445	38,191
Allos Therapeutics, Inc. (I)	2,415	4,299
Alnylam Pharmaceuticals, Inc. (I)(L)	902	9,236
AMAG Pharmaceuticals, Inc. (I)	451	6,328
Ardea Biosciences, Inc. (I)	808	25,816
Arena Pharmaceuticals, Inc. (I)(L)	5,948	39,792
Ariad Pharmaceuticals, Inc. (I)(L)	4,836	80,133
Arqule, Inc. (I)	1,766	10,490
Astex Pharmaceuticals (I)	93,736	164,975
AVEO Pharmaceuticals, Inc. (I)	987	12,565
BioMarin Pharmaceutical, Inc. (I)(L)	3,501	124,776
BioMimetic Therapeutics, Inc. (I)	306	771
Biotime, Inc. (I)(L)	840	3,377
Cell Therapeutics, Inc. (I)(L)	6,200	5,578
Cepheid, Inc. (I)(L)	1,983	75,017
Codexis, Inc. (I)	680	2,122
Cubist Pharmaceuticals, Inc. (I)	7,085	284,250
Curis, Inc. (I)	2,345	10,975
Dendreon Corp. (I)(L)	3,042	21,294
Dyax Corp. (I)	3,003	5,586
Dynavax Technologies Corp. (I)	5,032	18,971
Emergent Biosolutions, Inc. (I)	766	11,046
Exact Sciences Corp. (I)	1,705	16,845
Exelixis, Inc. (I)	4,515	20,904
Genomic Health, Inc. (I)(L)	494	16,692
Geron Corp. (I)(L)	2,069	2,710
Halozyme Therapeutics, Inc. (I)(L)	2,857	21,827
Idenix Pharmaceuticals, Inc. (I)	1,357	12,267
Immunogen, Inc. (I)	1,518	21,267
Immunomedics, Inc. (I)(L)	2,182	7,244
Incyte Corp. (I)(L)	3,487	74,308
InterMune, Inc. (I)	1,292	13,476
Ironwood Pharmaceuticals, Inc. (I)(L)	2,287	27,261
Isis Pharmaceuticals, Inc. (I)	1,874	18,534
Lexicon Pharmaceuticals, Inc. (I)	4,271	6,791
Ligand Pharmaceuticals, Inc., Class B (I)	539	6,754
Mannkind Corp. (I)(L)	3,466	6,308
Medivation, Inc. (I)	1,041	87,683
Metabolix, Inc. (I)	608	1,216
Momenta Pharmaceuticals, Inc. (I)	1,328	18,313
Myriad Genetics, Inc. (I)	18,065	435,908
Neurocrine Biosciences, Inc. (I)	2,015	13,480
Novavax, Inc. (I)(L)	3,145	3,994
NPS Pharmaceuticals, Inc. (I)	2,620	20,672
Onyx Pharmaceuticals, Inc. (I)	8,730	399,659
Opko Health, Inc. (I)(L)	4,415	20,309
Orexigen Therapeutics, Inc. (I)	1,073	3,584
Osiris Therapeutics, Inc. (I)(L)	482	3,051
Pharmacyclics, Inc. (I)	1,675	52,629
Progenics Pharmaceuticals, Inc. (I)	976	8,452

157

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
PROLOR Biotech, Inc. (I)	1,398	$7,116
Protalix BioTherapeutics, Inc. (I)(L)	1,934	12,494
Raptor Pharmaceutical Corp. (I)(L)	1,453	7,803
Rigel Pharmaceuticals, Inc. (I)	2,167	16,101
Sangamo Biosciences, Inc. (I)	1,518	6,740
Savient Pharmaceuticals, Inc. (I)(L)	1,332	965
Seattle Genetics, Inc. (I)(L)	15,938	310,472
SIGA Technologies, Inc. (I)	1,172	2,707
Spectrum Pharmaceuticals, Inc. (I)(L)	1,681	19,483
Synageva BioPharma Corp. (I)	252	9,831
Targacept, Inc. (I)	857	3,557
Theravance, Inc. (I)(L)	2,368	48,994
Trius Therapeutics, Inc. (I)	638	3,273
United Therapeutics Corp. (I)	25,142	1,112,282
ZIOPHARM Oncology, Inc. (I)(L)	1,946	10,002

		3,926,078
Health Care Equipment & Supplies - 4.3%
Abaxis, Inc. (I)	660	21,608
ABIOMED, Inc. (I)(L)	1,068	21,712
Accuray, Inc. (I)(L)	2,053	12,872
Align Technology, Inc. (I)	1,932	60,336
Antares Pharma, Inc. (I)(L)	2,833	7,706
Arthrocare Corp. (I)	839	21,965
Atrion Corp.	49	9,843
Cantel Medical Corp.	696	15,215
Conceptus, Inc. (I)	903	15,207
CONMED Corp.	32,520	871,211
Cyberonics, Inc. (I)	838	32,305
DexCom, Inc. (I)(L)	2,057	22,113
Endologix, Inc. (I)(L)	1,502	20,412
Greatbatch, Inc. (I)	356	7,391
Haemonetics Corp. (I)	6,214	433,178
HeartWare International, Inc. (I)(L)	344	27,991
Hill-Rom Holdings, Inc.	659	19,381
ICU Medical, Inc. (I)(L)	380	19,551
Insulet Corp. (I)(L)	1,447	26,654
Integra LifeSciences Holdings Corp. (I)(L)	613	21,768
Kensey Nash Corp.	88	3,384
MAKO Surgical Corp. (I)	20,251	459,900
Masimo Corp. (I)(L)	13,594	255,703
Meridian Bioscience, Inc. (L)	423	8,012
Merit Medical Systems, Inc. (I)	1,214	15,782
Natus Medical, Inc. (I)	320	3,584
Navidea Biopharmaceuticals, Inc. (I)	2,602	7,025
Neogen Corp. (I)(L)	680	26,479
NuVasive, Inc. (I)	1,298	25,648
NxStage Medical, Inc. (I)	1,511	22,952
OraSure Technologies, Inc. (I)	1,436	14,863
Orthofix International NV (I)	560	21,224
Palomar Medical Technologies, Inc. (I)	208	1,731
Quidel Corp. (I)	910	14,305
RTI Biologics, Inc. (I)	1,606	5,766
Sirona Dental Systems, Inc. (I)	1,695	72,512
STAAR Surgical Company (I)(L)	1,057	8,974
SurModics, Inc. (I)	171	2,382
The Cooper Companies, Inc.	20,281	1,727,536
Thoratec Corp. (I)	10,652	323,182
Tornier BV (I)(L)	402	7,940
Unilife Corp. (I)(L)	2,021	8,428
Volcano Corp. (I)	1,541	44,057
West Pharmaceutical Services, Inc.	987	47,179

		4,816,967

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services - 2.4%
Acadia Healthcare Company, Inc. (I)	677	$12,118
Accretive Health, Inc. (I)(L)	1,195	14,053
Air Methods Corp. (I)(L)	345	31,447
AMERIGROUP Corp. (I)(L)	1,464	91,354
AMN Healthcare Services, Inc. (I)	409	2,454
Bio-Reference Labs, Inc. (I)	765	14,711
BioScrip, Inc. (I)	1,314	8,883
Brookdale Senior Living, Inc. (I)	2,948	48,613
Catalyst Health Solutions, Inc. (I)	12,100	1,051,127
Centene Corp. (I)	10,999	397,504
Chemed Corp. (L)	582	32,330
Corvel Corp. (I)	207	9,197
Emeritus Corp. (I)(L)	810	12,320
ExamWorks Group, Inc. (I)	933	10,515
Gentiva Health Services, Inc. (I)	294	1,649
HealthSouth Corp. (I)(L)	2,880	55,123
HMS Holdings Corp. (I)(L)	10,874	291,314
IPC The Hospitalist Company, Inc. (I)	503	17,600
Landauer, Inc.	100	5,043
LHC Group, Inc. (I)	249	4,171
Mednax, Inc. (I)	1,494	91,149
Metropolitan Health Networks, Inc. (I)	25,764	224,147
Molina Healthcare, Inc. (I)(L)	317	8,087
MWI Veterinary Supply, Inc. (I)(L)	368	34,206
PSS World Medical, Inc. (I)(L)	1,560	31,559
Sunrise Senior Living, Inc. (I)(L)	1,520	9,150
Team Health Holdings, Inc. (I)	863	19,625
Tenet Healthcare Corp. (I)	12,717	59,897
Universal American Corp. (I)	355	3,490
VCA Antech, Inc. (I)	2,412	51,954

		2,644,790
Health Care Technology - 1.0%
athenahealth, Inc. (I)(L)	1,079	78,433
Computer Programs & Systems, Inc. (L)	4,607	250,621
ePocrates, Inc. (I)	550	4,169
HealthStream, Inc. (I)(L)	10,572	223,281
MedAssets, Inc. (I)	22,334	252,821
Medidata Solutions, Inc. (I)	716	20,234
Merge Healthcare, Inc. (I)	1,799	4,228
Omnicell, Inc. (I)	20,397	266,997
Quality Systems, Inc. (L)	1,256	35,934

		1,136,718
Life Sciences Tools & Services - 1.8%
Affymetrix, Inc. (I)	964	4,569
Bruker Corp. (I)	23,092	342,454
Charles River
Laboratories International, Inc. (I)	967	32,278
Complete Genomics, Inc. (I)(L)	480	1,118
eResearch Technology, Inc. (I)	1,498	11,834
Fluidigm Corp. (I)	492	6,849
ICON PLC, ADR (I)	18,069	387,941
Illumina, Inc. (I)(L)	23,200	998,992
Luminex Corp. (I)(L)	1,144	25,340
Pacific Biosciences of California, Inc. (I)	1,249	2,948
PAREXEL International Corp. (I)	1,810	48,436
Sequenom, Inc. (I)(L)	3,293	12,612
Techne Corp.	1,029	69,828

		1,945,199
Pharmaceuticals - 3.1%
Akorn, Inc. (I)(L)	17,846	243,598
Alimera Sciences, Inc. (I)	333	912
Ampio Pharmaceuticals, Inc. (I)	614	1,983
Auxilium Pharmaceuticals, Inc. (I)	1,470	28,077

158

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
AVANIR Pharmaceuticals, Class A (I)	2,361	$7,012
Cadence Pharmaceuticals, Inc. (I)	1,784	4,906
Clovis Oncology, Inc. (I)	358	6,376
Corcept Therapeutics, Inc. (I)	1,000	4,090
Depomed, Inc. (I)(L)	35,463	182,280
Endocyte, Inc. (I)	815	5,240
Forest Laboratories, Inc.	446	424
Hi-Tech Pharmacal Company, Inc. (I)	316	9,129
Impax Laboratories, Inc. (I)	16,071	333,152
ISTA Pharmaceuticals, Inc. (I)	1,270	11,544
Jazz Pharmaceuticals PLC (I)	10,597	457,790
MAP Pharmaceuticals, Inc. (I)	696	8,192
Nektar Therapeutics (I)	2,263	15,162
Obagi Medical Products, Inc. (I)	565	7,000
Optimer Pharmaceuticals, Inc. (I)(L)	1,348	20,139
Pain Therapeutics, Inc. (I)	552	2,070
Pozen, Inc. (I)(L)	819	5,676
Questcor Pharmaceuticals, Inc. (I)(L)	8,325	344,655
Sagent Pharmaceuticals, Inc. (I)	301	4,801
Salix Pharmaceuticals, Ltd. (I)	4,588	237,704
SciClone Pharmaceuticals, Inc. (I)	1,419	8,940
The Medicines Company (I)	1,653	36,333
ViroPharma, Inc. (I)(L)	1,342	27,028
Vivus, Inc. (I)	1,864	46,209
Watson Pharmaceuticals, Inc. (I)	18,580	1,324,568
XenoPort, Inc. (I)(L)	462	2,717

		3,387,707

		17,857,459
Industrials - 16.6%
Aerospace & Defense - 2.7%
Aerovironment, Inc. (I)(L)	538	11,987
American Science & Engineering, Inc.	271	13,130
Astronics Corp. (I)	256	6,533
BE Aerospace, Inc. (I)	33,720	1,460,750
Cubic Corp. (L)	488	21,179
Curtiss-Wright Corp.	808	24,555
DigitalGlobe, Inc. (I)	27,747	448,392
Exelis, Inc.	5,133	51,330
GenCorp, Inc. (I)	1,430	8,752
HEICO Corp.	454	18,914
HEICO Corp., Class A	904	30,284
Hexcel Corp. (I)(L)	17,383	423,798
Moog, Inc., Class A (I)	1,191	45,282
National Presto Industries, Inc.	146	9,791
Orbital Sciences Corp., Class A (I)	1,793	20,064
Taser International, Inc. (I)	1,631	8,775
Teledyne Technologies, Inc. (I)	668	39,799
The KEYW Holding Corp. (I)	477	4,398
Triumph Group, Inc.	5,713	341,866

		2,989,579
Air Freight & Logistics - 2.3%
Echo Global Logistics, Inc. (I)	404	6,872
Forward Air Corp.	873	27,700
HUB Group, Inc., Class A (I)(L)	44,510	1,556,070
Pacer International, Inc. (I)	372	2,098
UTi Worldwide, Inc.	61,459	961,219

		2,553,959
Airlines - 0.3%
Alaska Air Group, Inc. (I)	5,240	179,732
Allegiant Travel Company (I)(L)	3,034	196,755
Spirit Airlines, Inc. (I)	1,339	27,597

		404,084

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Building Products - 0.7%
AAON, Inc. (L)	365	$6,840
American Woodmark Corp. (I)	107	1,809
AO Smith Corp.	7,757	358,063
Armstrong World Industries, Inc. (L)	5,461	254,428
Fortune Brands Home & Security, Inc. (I)	4,323	97,786
Simpson Manufacturing Company, Inc.	395	10,977
Trex Company, Inc. (I)(L)	388	11,291
USG Corp. (I)(L)	1,080	16,654

		757,848
Commercial Services & Supplies - 1.2%
ACCO Brands Corp. (I)	2,213	20,183
American Reprographics Company (I)	418	2,161
Clean Harbors, Inc. (I)	1,453	90,188
Consolidated Graphics, Inc. (I)	6,930	202,148
Corrections Corp. of America	14,669	382,421
Encore Capital Group, Inc. (I)	235	5,696
EnergySolutions, Inc. (I)	851	2,996
EnerNOC, Inc. (I)	664	4,196
Healthcare Services Group, Inc. (L)	1,933	37,790
Herman Miller, Inc.	1,773	32,765
InnerWorkings, Inc. (I)	15,922	187,720
Interface, Inc. (L)	953	12,094
KAR Auction Services, Inc. (I)	1,244	18,536
Knoll, Inc.	1,459	19,361
Mobile Mini, Inc. (I)(L)	1,180	16,213
Portfolio Recovery Associates, Inc. (I)	522	36,075
Rollins, Inc.	6,141	130,435
Standard Parking Corp. (I)	458	8,707
Swisher Hygiene, Inc. (I)(L)	1,203	2,394
Sykes Enterprises, Inc. (I)	1,175	17,684
Team, Inc. (I)	543	14,487
Tetra Tech, Inc. (I)	1,830	45,732
Unifirst Corp.	439	25,120
United Stationers, Inc. (L)	1,187	29,972

		1,345,074
Construction & Engineering - 2.2%
Aegion Corp. (I)	778	12,269
Dycom Industries, Inc. (I)	358	7,010
Furmanite Corp. (I)	1,129	5,193
MasTec, Inc. (I)	73,452	1,200,940
MYR Group, Inc. (I)	12,361	188,011
Orion Marine Group, Inc. (I)	412	2,752
Quanta Services, Inc. (I)(L)	41,600	939,328
The Shaw Group, Inc. (I)	1,982	50,343

		2,405,846
Electrical Equipment - 1.6%
Acuity Brands, Inc. (L)	641	34,935
American Superconductor Corp. (I)(L)	1,252	4,933
AZZ, Inc.	134	7,186
Belden, Inc.	45,360	1,417,500
Capstone Turbine Corp. (I)(L)	8,392	8,644
Ener1, Inc. (I)	23	0
Franklin Electric Company, Inc.	604	29,548
Global Power Equipment Group, Inc.	498	9,178
II-VI, Inc. (I)(L)	12,860	243,054
Polypore International, Inc. (I)(L)	1,415	52,341
Powell Industries, Inc. (I)	286	10,519
Preformed Line Products Company	47	2,617
Thermon Group Holdings, Inc. (I)	347	7,048
Vicor Corp.	613	3,690

		1,831,193

159

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	523	$34,842
Seaboard Corp. (I)	11	21,850
Standex International Corp.	370	15,055

		71,747
Machinery - 1.9%
Accuride Corp. (I)	794	4,700
Actuant Corp., Class A	6,196	162,149
American Railcar Industries, Inc. (I)	144	3,046
Astec Industries, Inc. (I)	7,407	203,322
Barnes Group, Inc.	1,409	32,787
Blount International, Inc. (I)	1,409	19,191
Chart Industries, Inc. (I)(L)	2,506	156,525
CLARCOR, Inc.	994	48,507
Colfax Corp. (I)	1,693	47,963
Commercial Vehicle Group, Inc. (I)	728	6,355
Dynamic Materials Corp.	406	6,853
EnPro Industries, Inc. (I)(L)	626	24,114
Federal Signal Corp. (I)	1,892	9,422
Graco, Inc.	1,821	87,718
Kennametal, Inc.	1,213	42,164
Lincoln Electric Holdings, Inc.	2,421	115,191
Lindsay Corp.	386	21,481
Meritor, Inc. (I)	2,735	14,796
Middleby Corp. (I)	569	58,192
NACCO Industries, Inc., Class A	54	5,666
Nordson Corp.	1,673	89,690
PMFG, Inc. (I)	506	3,866
RBC Bearings, Inc. (I)	672	31,181
Robbins & Myers, Inc.	623	28,403
Sauer-Danfoss, Inc.	368	13,296
Sun Hydraulics, Inc.	624	14,558
Tennant Company	4,092	172,682
The Gorman-Rupp Company (L)	447	12,520
The Manitowoc Company, Inc.	3,812	39,645
The Toro Company	898	66,910
Titan International, Inc. (L)	1,174	26,298
TriMas Corp. (I)	14,367	287,484
Twin Disc, Inc. (L)	251	4,784
Valmont Industries, Inc.	329	37,671
Wabash National Corp. (I)	703	4,893
Wabtec Corp.	1,404	101,944
Woodward, Inc. (L)	1,715	64,673

		2,070,640
Marine - 0.1%
Eagle Bulk Shipping, Inc. (I)	0	1
Genco Shipping & Trading, Ltd. (I)	349	1,089
Kirby Corp. (I)	1,529	80,701

		81,791
Professional Services - 1.2%
Acacia Research Corp. (I)	1,306	45,410
Exponent, Inc. (I)	405	19,124
FTI Consulting, Inc. (I)(L)	6,733	212,561
Hill International, Inc. (I)	532	1,623
Huron Consulting Group, Inc. (I)	8,543	267,054
Insperity, Inc.	666	16,723
Kforce, Inc. (I)	922	12,290
Korn/Ferry International (I)	727	9,887
Mistras Group, Inc. (I)	9,574	215,798
On Assignment, Inc. (I)	1,122	18,693
Pendrell Corp. (I)	3,138	3,640
Resources Connection, Inc.	1,313	15,756
RPX Corp. (I)	522	6,958
The Advisory Board Company (I)	507	49,113

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Professional Services (continued)
The Corporate Executive Board Company	7,094	$257,796
The Dolan Company (I)	309	2,216
TrueBlue, Inc. (I)	11,167	166,947

		1,321,589
Road & Rail - 0.9%
Amerco, Inc.	80	6,730
Avis Budget Group, Inc. (I)	3,196	47,461
Celadon Group, Inc.	658	10,600
Con-way, Inc.	1,697	59,989
Dollar Thrifty Automotive Group, Inc. (I)	856	69,832
Genesee & Wyoming, Inc., Class A (I)(L)	1,226	61,435
Heartland Express, Inc.	1,578	22,471
Knight Transportation, Inc. (L)	1,815	30,419
Landstar System, Inc.	3,851	202,948
Marten Transport, Ltd.	6,315	129,268
Old Dominion Freight Line, Inc. (I)	6,873	299,388
Patriot Transportation Holding, Inc. (I)	67	1,376
RailAmerica, Inc. (I)	903	21,509
Roadrunner Transportation Systems, Inc. (I)	420	7,056
Swift Transportation Company (I)	2,325	24,668
Zipcar, Inc. (I)(L)	338	3,634

		998,784
Trading Companies & Distributors - 1.4%
Air Lease Corp. (I)	2,257	47,239
Applied Industrial Technologies, Inc.	1,150	43,367
Beacon Roofing Supply, Inc. (I)	12,681	315,123
CAI International, Inc. (I)	123	2,280
DXP Enterprises, Inc. (I)	300	14,100
H&E Equipment Services, Inc. (I)(L)	590	9,363
Kaman Corp., Class A (L)	252	7,371
Rush Enterprises, Inc., Class A (I)	10,118	167,655
Titan Machinery, Inc. (I)	486	14,993
United Rentals, Inc. (I)(L)	2,299	79,430
Watsco, Inc. (L)	485	35,701
WESCO International, Inc. (I)(L)	13,200	785,268

		1,521,890

		18,354,024
Information Technology - 23.9%
Communications Equipment - 1.2%
ADTRAN, Inc. (L)	8,945	261,462
Anaren, Inc. (I)	135	2,608
Aruba Networks, Inc. (I)	3,323	43,664
Calix, Inc. (I)	946	7,596
Ciena Corp. (I)(L)	3,001	40,664
Comverse Technology, Inc. (I)	6,662	40,705
Digi International, Inc. (I)	781	7,060
EchoStar Corp., Class A (I)	1,123	31,410
Emulex Corp. (I)	16,293	109,489
Extreme Networks, Inc. (I)	2,395	8,933
Finisar Corp. (I)(L)	2,764	39,663
Globecomm Systems, Inc. (I)	628	6,657
Infinera Corp. (I)(L)	1,627	10,429
InterDigital, Inc.	480	11,851
Ixia (I)	1,124	11,892
JDS Uniphase Corp. (I)(L)	7,115	72,217
Loral Space & Communications, Inc.	289	17,427
NETGEAR, Inc. (I)	1,150	36,099
Oclaro, Inc. (I)(L)	1,575	4,016
Oplink Communications, Inc. (I)	526	6,743
Plantronics, Inc.	1,308	39,358
Procera Networks, Inc. (I)	586	12,247
RADWARE, Ltd., ADR (I)	6,730	258,028

160

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
ShoreTel, Inc. (I)	1,171	$4,906
Sonus Networks, Inc. (I)	93,011	226,017
Sycamore Networks, Inc. (I)	215	2,851
ViaSat, Inc. (I)(L)	1,175	49,374

		1,363,366
Computers & Peripherals - 1.5%
3D Systems Corp. (I)(L)	1,316	40,006
Cray, Inc. (I)	6,342	67,733
Diebold, Inc.	6,940	256,849
Fusion-io, Inc. (I)(L)	1,508	31,487
Imation Corp. (I)	326	1,852
Intevac, Inc. (I)	247	1,865
NCR Corp. (I)	1,686	36,114
NetApp, Inc. (I)	34,700	1,032,672
OCZ Technology Group, Inc. (I)(L)	1,235	5,533
QLogic Corp. (I)	3,003	40,871
Quantum Corp. (I)	7,128	13,900
Silicon Graphics International Corp. (I)	962	5,666
STEC, Inc. (I)	1,147	8,098
Stratasys, Inc. (I)(L)	590	28,037
Super Micro Computer, Inc. (I)(L)	928	14,792
Synaptics, Inc. (I)	943	25,291

		1,610,766
Electronic Equipment, Instruments & Components - 1.7%
Agilysys, Inc. (I)	302	2,199
Anixter International, Inc. (L)	855	49,171
Badger Meter, Inc.	218	7,872
Cognex Corp. (L)	608	21,274
Coherent, Inc. (I)	717	31,648
DTS, Inc. (I)(L)	503	13,898
Echelon Corp. (I)	1,034	3,650
Fabrinet (I)	681	7,940
FARO Technologies, Inc. (I)	510	23,526
FEI Company (I)(L)	1,095	50,118
Insight Enterprises, Inc. (I)	62,310	927,796
InvenSense, Inc. (I)	608	6,044
IPG Photonics Corp. (I)(L)	998	42,714
Maxwell Technologies, Inc. (I)	10,648	73,791
Measurement Specialties, Inc. (I)(L)	436	14,244
Mercury Computer Systems, Inc. (I)	939	11,127
Methode Electronics, Inc.	394	2,959
Multi-Fineline Electronix, Inc. (I)	291	7,208
National Instruments Corp.	2,937	76,479
OSI Systems, Inc. (I)	6,209	396,258
Power-One, Inc. (I)	1,576	6,540
RealD, Inc. (I)(L)	1,243	14,879
Rofin-Sinar Technologies, Inc. (I)	868	17,230
Rogers Corp. (I)	173	6,974
Scansource, Inc. (I)	834	24,995
Universal Display Corp. (I)(L)	1,264	35,582
Viasystems Group, Inc. (I)	96	1,844

		1,877,960
Internet Software & Services - 5.2%
Active Network, Inc. (I)	601	8,438
Ancestry.com, Inc. (I)(L)	850	18,309
Angie’s List, Inc. (I)	790	10,088
Bankrate, Inc. (I)	1,217	21,151
Carbonite, Inc. (I)	230	1,773
comScore, Inc. (I)	928	16,843
Constant Contact, Inc. (I)(L)	33,850	685,463
Cornerstone Ondemand, Inc. (I)	737	14,777
CoStar Group, Inc. (I)(L)	3,354	247,827
DealerTrack Holdings, Inc. (I)(L)	10,117	276,194

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
Demand Media, Inc. (I)	887	$8,125
Dice Holdings, Inc. (I)	39,928	392,492
Envestnet, Inc. (I)	532	6,310
Equinix, Inc. (I)(L)	10,050	1,639,256
InfoSpace, Inc. (I)	1,139	14,534
Internap Network Services Corp. (I)	1,429	10,189
Keynote Systems, Inc.	476	6,878
KIT Digital, Inc. (I)(L)	649	2,116
Limelight Networks, Inc. (I)(L)	2,059	5,600
Liquidity Services, Inc. (I)	699	44,659
LivePerson, Inc. (I)	22,636	390,697
LogMeIn, Inc. (I)	635	20,352
MercadoLibre, Inc.	1,007	70,732
Move, Inc. (I)	1,019	8,427
NIC, Inc.	17,958	195,203
OpenTable, Inc. (I)(L)	6,809	270,453
Perficient, Inc. (I)	884	10,016
QuinStreet, Inc. (I)	961	7,794
RealNetworks, Inc.	441	3,903
Responsys, Inc. (I)	504	5,176
SciQuest, Inc. (I)	420	6,611
SPS Commerce, Inc. (I)	6,213	171,727
Stamps.com, Inc. (I)	10,209	250,733
Travelzoo, Inc. (I)	164	3,824
ValueClick, Inc. (I)	17,191	301,530
VistaPrint NV (I)(L)	9,455	320,335
Vocus, Inc. (I)	558	9,001
WebMD Health Corp. (I)	1,496	34,453
XO Group, Inc. (I)	715	6,313
Zix Corp. (I)	80,896	199,004

		5,717,306
IT Services - 3.7%
Acxiom Corp. (I)	1,546	21,752
Alliance Data Systems Corp. (I)	10,750	1,354,500
Cardtronics, Inc. (I)	14,923	418,142
DST Systems, Inc.	504	25,754
Euronet Worldwide, Inc. (I)	15,658	281,687
ExlService Holdings, Inc. (I)	711	15,407
FleetCor Technologies, Inc. (I)	1,132	42,903
Forrester Research, Inc.	483	15,591
Heartland Payment Systems, Inc.	1,184	34,549
Higher One Holdings, Inc. (I)(L)	864	10,981
iGate Corp. (I)	947	15,521
Jack Henry & Associates, Inc. (L)	2,508	82,789
MAXIMUS, Inc.	1,027	46,739
MoneyGram International, Inc. (I)	523	7,285
NeuStar, Inc., Class A (I)	2,051	66,001
Sapient Corp.	3,414	37,554
ServiceSource International, Inc. (I)	1,144	13,728
Syntel, Inc.	490	27,391
TeleTech Holdings, Inc. (I)	823	12,263
TNS, Inc. (I)	12,578	224,895
Unisys Corp. (I)	1,142	17,941
VeriFone Systems, Inc. (I)(L)	28,490	1,028,774
Virtusa Corp. (I)	490	7,169
Wright Express Corp. (I)	4,124	231,191

		4,040,507
Office Electronics - 0.0%
Zebra Technologies Corp., Class A (I)	1,521	50,908
Semiconductors & Semiconductor Equipment - 5.0%
Anadigics, Inc. (I)	1,040	2,070
Applied Micro Circuits Corp. (I)	1,861	9,938
Cabot Microelectronics Corp. (L)	698	21,875

161

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Cavium, Inc. (I)	9,433	$228,373
Ceva, Inc. (I)(L)	716	12,444
Cirrus Logic, Inc. (I)(L)	1,950	56,004
CSR PLC, ADR	100	1,276
Cymer, Inc. (I)(L)	891	48,265
Cypress Semiconductor Corp. (I)	1,567	20,669
Diodes, Inc. (I)(L)	13,085	256,073
Entropic Communications, Inc. (I)	2,521	10,134
Exar Corp. (I)	1,161	9,114
Fairchild
Semiconductor International, Inc. (I)(L)	63,070	833,155
FormFactor, Inc. (I)	520	3,115
GT Advanced Technologies Inc. (I)	3,644	15,305
Hittite Microwave Corp. (I)(L)	861	42,430
Inphi Corp. (I)	543	4,512
Integrated Device Technology, Inc. (I)	1,507	8,273
Intermolecular, Inc. (I)	320	2,074
IXYS Corp. (I)	761	7,884
Kopin Corp. (I)	1,965	6,033
Kulicke & Soffa Industries, Inc. (I)	14,930	157,064
Lattice Semiconductor Corp. (I)	3,572	16,324
LTX-Credence Corp. (I)	26,635	189,109
MaxLinear, Inc., Class A (I)	556	2,491
Mellanox Technologies, Ltd. (I)	4,472	270,332
Micrel, Inc.	1,590	15,566
Microsemi Corp. (I)	2,662	47,011
MIPS Technologies, Inc. (I)(L)	50,767	324,401
MKS Instruments, Inc.	799	20,894
Monolithic Power Systems, Inc. (I)	82,555	1,551,208
Nanometrics, Inc. (I)(L)	670	10,405
Nova Measuring Instruments, Ltd. (I)	30,300	217,251
NVE Corp. (I)(L)	3,786	196,834
Omnivision Technologies, Inc. (I)(L)	557	9,012
Pericom Semiconductor Corp. (I)	243	1,910
Power Integrations, Inc. (L)	861	35,137
Rambus, Inc. (I)	3,020	14,526
RF Micro Devices, Inc. (I)(L)	8,405	31,687
Rubicon Technology, Inc. (I)	549	4,842
Semtech Corp. (I)	1,981	47,722
Sigma Designs, Inc. (I)	490	2,930
Silicon Image, Inc. (I)	52,168	230,583
Silicon Laboratories, Inc. (I)	1,221	42,161
Silicon Motion Technology Corp. (I)(L)	7,930	107,372
Standard Microsystems Corp. (I)	677	24,805
STR Holdings, Inc. (I)	446	1,704
SunPower Corp. (I)	397	1,989
Teradyne, Inc. (I)(L)	5,388	77,857
Tessera Technologies, Inc.	1,509	20,507
TriQuint Semiconductor, Inc. (I)(L)	4,867	25,357
Ultratech, Inc. (I)	753	22,831
Veeco Instruments, Inc. (I)	737	25,559
Volterra Semiconductor Corp. (I)	5,280	146,678

		5,493,075
Software - 5.6%
Accelrys, Inc. (I)(L)	1,687	13,159
ACI Worldwide, Inc. (I)	9,838	375,713
Actuate Corp. (I)	1,407	9,399
Advent Software, Inc. (I)	1,009	26,325
Allot Communications, Ltd. (I)	7,613	198,090
Ariba, Inc. (I)	3,028	136,048
Aspen Technology, Inc. (I)	2,851	63,007
Blackbaud, Inc.	1,367	35,337
Bottomline Technologies, Inc. (I)	1,102	19,704
BroadSoft, Inc. (I)(L)	8,688	237,269

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Cadence Design Systems, Inc. (I)(L)	8,336	$85,027
Clicksoftware Technologies, Ltd.	26,521	227,550
CommVault Systems, Inc. (I)	4,691	219,867
Compuware Corp. (I)	2,328	20,952
Concur Technologies, Inc. (I)(L)	1,410	87,209
Deltek, Inc. (I)	375	3,934
Ebix, Inc. (L)	1,126	19,592
Ellie Mae, Inc. (I)	493	8,011
Fair Isaac Corp.	1,096	44,563
Imperva, Inc. (I)	175	4,499
Interactive Intelligence Group (I)	9,803	252,917
JDA Software Group, Inc. (I)	1,295	35,846
Jive Software, Inc. (I)	570	9,548
Kenexa Corp. (I)	701	20,448
Manhattan Associates, Inc. (I)	5,614	266,665
Mentor Graphics Corp. (I)	21,220	299,202
MicroStrategy, Inc., Class A (I)	256	31,227
Monotype Imaging Holdings, Inc. (I)	1,055	14,454
Netscout Systems, Inc. (I)	17,515	351,176
NetSuite, Inc. (I)	740	34,721
NICE Systems, Ltd., ADR (I)(L)	7,777	288,371
Opnet Technologies, Inc. (L)	9,651	240,985
Parametric Technology Corp. (I)	16,511	333,522
Pegasystems, Inc.	516	15,991
Progress Software Corp. (I)(L)	1,226	23,564
PROS Holdings, Inc. (I)	618	9,289
QLIK Technologies, Inc. (I)	2,313	52,574
Quest Software, Inc. (I)	1,777	44,425
RealPage, Inc. (I)	1,106	19,742
Rosetta Stone, Inc. (I)	388	5,354
Rovi Corp. (I)	46,800	1,143,324
Seachange International, Inc. (I)	886	7,168
SolarWinds, Inc. (I)	5,698	261,310
Sourcefire, Inc. (I)(L)	877	48,375
SS&C Technologies Holdings, Inc. (I)	1,002	23,627
Synchronoss Technologies, Inc. (I)	879	15,743
Take-Two Interactive Software, Inc. (I)	2,157	24,849
TeleNav, Inc. (I)	246	1,478
TiVo, Inc. (I)(L)	3,538	30,215
Tyler Technologies, Inc. (I)	2,166	80,792
Ultimate Software Group, Inc. (I)	2,683	215,525
VASCO Data Security International, Inc. (I)	892	6,235
Verint Systems, Inc. (I)	568	16,313
VirnetX Holding Corp. (I)(L)	1,035	34,507
Websense, Inc. (I)	7,590	141,022

		6,235,759

		26,389,647
Materials - 4.5%
Chemicals - 2.4%
American Vanguard Corp.	674	18,164
Arabian American Development Company (I)	540	5,346
Balchem Corp. (L)	13,965	405,544
Calgon Carbon Corp. (I)(L)	864	11,552
Chemtura Corp. (I)	2,930	44,272
Flotek Industries, Inc. (I)(L)	1,429	15,219
FMC Corp. (L)	23,420	1,193,717
Georgia Gulf Corp. (I)	365	10,862
Hawkins, Inc. (L)	285	9,408
Innospec, Inc. (I)	636	16,809
Intrepid Potash, Inc. (I)(L)	1,716	33,685
Koppers Holdings, Inc. (L)	627	22,014
Kraton Performance Polymers, Inc. (I)	10,022	191,520
Kronos Worldwide, Inc. (L)	14,770	249,318

162

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
LSB Industries, Inc. (I)	577	$16,052
NewMarket Corp. (L)	549	114,637
Omnova Solutions, Inc. (I)	1,323	9,526
PolyOne Corp.	2,571	34,014
Rockwood Holdings, Inc. (I)	2,123	102,753
Solutia, Inc.	3,575	98,170
Stepan Company	93	8,405
Tredegar Industries, Inc.	226	3,062
Zep, Inc.	548	7,683
Zoltek Companies, Inc. (I)	857	7,156

		2,628,888
Construction Materials - 0.0%
Eagle Materials, Inc.	650	20,865
Headwaters, Inc. (I)	928	4,278
Texas Industries, Inc. (L)	186	5,952
United States Lime & Minerals, Inc. (I)	62	2,770

		33,865
Containers & Packaging - 0.3%
Graphic Packaging Holding Company (I)	4,148	20,533
Silgan Holdings, Inc.	6,177	258,199

		278,732
Metals & Mining - 1.2%
Allegheny Technologies, Inc.	14,900	478,588
Allied Nevada Gold Corp. (I)(L)	2,591	67,211
Carpenter Technology Corp.	473	21,313
Century Aluminum Company (I)	567	4,014
Coeur d’Alene Mines Corp. (I)	13,608	229,975
General Moly, Inc. (I)	1,812	4,494
Globe Specialty Metals, Inc.	1,940	22,737
Gold Resource Corp.	966	25,599
Haynes International, Inc.	187	9,537
Materion Corp.	586	12,945
McEwen Mining, Inc. (I)	6,097	14,389
Midway Gold Corp. (I)	2,415	2,874
Noranda Aluminum Holding Corp.	1,024	7,875
Paramount Gold and Silver Corp. (I)(L)	3,538	7,677
Royal Gold, Inc.	1,789	121,008
Stillwater Mining Company (I)	26,510	225,070
Suncoke Energy, Inc. (I)	2,050	28,782

		1,284,088
Paper & Forest Products - 0.6%
Buckeye Technologies, Inc.	10,751	297,910
Clearwater Paper Corp. (I)	695	21,781
Deltic Timber Corp. (L)	345	19,185
KapStone Paper and Packaging Corp. (I)	20,420	315,285
Louisiana-Pacific Corp. (I)	2,086	19,650
Schweitzer-Mauduit International, Inc.	473	31,644
Wausau Paper Corp.	1,370	12,618

		718,073

		4,943,646
Telecommunication Services - 3.3%
Diversified Telecommunication Services - 1.8%
AboveNet, Inc. (I)	679	56,574
Atlantic Tele-Network, Inc.	98	3,224
Cbeyond, Inc. (I)	23,882	141,381
Cincinnati Bell, Inc. (I)(L)	5,682	20,114
Cogent Communications Group, Inc. (I)	79,953	1,418,366
Elephant Talk Communications, Inc. (I)	1,555	3,499
General Communication, Inc., Class A (I)	939	5,953
inContact, Inc. (I)	38,893	203,410
Neutral Tandem, Inc. (I)	909	12,335

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Telecommunication Services (continued)
TW Telecom, Inc. (I)	4,154	$96,331
Vonage Holdings Corp. (I)	4,296	7,862

		1,969,049
Wireless Telecommunication Services - 1.5%
Boingo Wireless, Inc. (I)	334	3,200
Clearwire Corp. (I)(L)	11,006	13,317
Leap Wireless International, Inc. (I)	548	3,162
SBA Communications Corp., Class A (I)(L)	31,420	1,632,269

		1,651,948

		3,620,997
Utilities - 0.0%
Electric Utilities - 0.0%
Central Vermont Public Service Corp.	184	6,460
Independent Power Producers & Energy Traders - 0.0%
GenOn Energy, Inc. (I)	8,218	14,135

		20,595

TOTAL COMMON STOCKS (Cost $101,350,002)		$109,242,137

WARRANTS - 0.0%
Magnum Hunter Resources (Expiration Date:
10/14/2013; Strike Price: $10.50) (I)(L)	3,922	258

TOTAL WARRANTS (Cost $0)		$258

SECURITIES LENDING COLLATERAL - 24.5%
John Hancock Collateral
Investment Trust, 0.3309% (W)(Y)	2,709,776	27,117,273

TOTAL SECURITIES LENDING
COLLATERAL (Cost $27,119,399)		$27,117,273

SHORT-TERM INVESTMENTS - 1.3%
Money Market Funds - 0.1%
State Street Institutional Liquid Reserves
Fund, 0.1963% (Y)	51,323	51,323
Repurchase Agreement - 1.2%
Repurchase Agreement with State Street Corp.
dated 05/31/2012 at 0.010% to be
repurchased at $573,000 on 6/01/2012,
collateralized by $550,000 U.S. Treasury
Bills, 2.125% due 02/29/2016 (valued at
$585,750, including interest)	$573,000	$573,000
Repurchase Agreement with State Street Corp.
dated 05/31/2012 at 0.010% to be
repurchased at $797,000 on 6/01/2012,
collateralized by $595,000 U.S. Treasury
Bills, 4.500% due 5/15/2038 (valued at
$813,802, including interest)	797,000	797,000

		1,370,000

TOTAL SHORT-TERM INVESTMENTS (Cost $1,421,323)		$1,421,323

Total Investments (Smaller Company Growth Fund)
(Cost $129,890,724) - 124.6%		$137,780,991
Other assets and liabilities, net - (24.6%)		(27,233,334)

TOTAL NET ASSETS - 100.0%		$110,547,657

163

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 23.6%
U.S. Government - 5.4%
Treasury Inflation Protected Securities
0.125%, 01/15/2022	$405,304	431,891
0.500%, 04/15/2015	529,125	552,357
1.750%, 01/15/2028	229,887	292,352
1.875%, 07/15/2013	2,210,146	2,281,631
2.500%, 01/15/2029	101,476	143,002
3.000%, 07/15/2012	1,614,413	1,622,989
U.S. Treasury Bonds
3.500%, 02/15/2039	1,115,000	1,317,791
3.875%, 08/15/2040	5,545,000	6,971,972
4.375%, 02/15/2038 to 05/15/2041	4,340,000	5,918,065
4.500%, 08/15/2039	755,000	1,045,793
4.625%, 02/15/2040	5,705,000	8,059,202
6.000%, 02/15/2026	775,000	1,151,480
6.125%, 08/15/2029 (F)	1,230,000	1,933,214
7.125%, 02/15/2023	90,000	138,938
7.250%, 08/15/2022	45,000	69,370
7.625%, 02/15/2025	150,000	248,578
U.S. Treasury Notes
0.875%, 01/31/2017 to 02/28/2017	10,230,000	10,351,481
1.000%, 07/15/2013 to 08/31/2016	2,160,000	2,188,991
1.250%, 03/15/2014	1,165,000	1,185,388
2.250%, 05/31/2014	3,915,000	4,067,928
2.625%, 04/30/2016 to 08/15/2020	7,240,000	7,832,958
2.750%, 02/15/2019	300,000	335,531
U.S. Treasury Strips, PO
1.511%, 05/15/2021	540,000	470,975

		58,611,877
U.S. Government Agency - 18.2%
Federal Home Loan Bank
1.625%, 11/21/2012	865,000	870,991
Federal Home Loan Mortgage Corp.
0.500%, 04/17/2015	415,000	414,758
0.875%, 10/28/2013	1,030,000	1,038,354
2.475%, 07/01/2035 (P)	24,811	26,273
2.480%, 07/01/2035 (P)	47,848	51,273
2.535%, 09/01/2032 (P)	3,042	3,258
2.705%, 01/01/2037 (P)	11,586	12,415
2.741%, 02/01/2037 (P)	69,219	74,049
2.746%, 04/01/2037 (P)	170,409	181,591
2.788%, 02/01/2037 (P)	26,278	28,159
3.081%, 02/01/2037 (P)	41,822	44,796
3.398%, 05/01/2037 (P)	49,846	52,116
3.500%, 02/01/2042	1,008,362	1,057,410
4.000%, 01/01/2025 to 10/01/2041	2,462,860	2,611,414
4.500%, 01/01/2019 to 05/01/2040	3,712,801	3,979,584
4.572%, 06/01/2038 (P)	72,024	76,898
4.683%, 07/01/2038 (P)	115,443	121,809
4.996%, 11/01/2035 (P)	8,813	9,405
5.000%, 10/01/2018 to 04/01/2040	1,464,251	1,580,667
5.054%, 03/01/2036 (P)	27,266	29,017
5.095%, 09/01/2035 (P)	49,234	51,870
5.354%, 02/01/2038 (P)	158,492	169,834
5.371%, 01/01/2036 (P)	4,606	4,919
5.500%, 03/01/2018 to 12/01/2039	3,357,423	3,642,294
5.927%, 12/01/2036 (P)	134,797	145,080
5.967%, 10/01/2036 (P)	193,191	209,576
6.000%, 03/01/2014 to 12/01/2033	175,788	190,125
6.036%, 11/01/2036 (P)	93,712	100,936
6.084%, 10/01/2036 (P)	198,412	216,052
6.243%, 08/01/2036 (P)	106,583	115,002
6.500%, 05/01/2017 to 11/01/2033	80,807	90,434
7.000%, 02/01/2024 to 06/01/2032	14,049	15,829

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
7.500%, 05/01/2024 to 06/01/2024	$2,295	$2,632
10.500%, 05/01/2019	115	132
Federal National Mortgage Association
0.500%, 07/02/2015	250,000	249,398
0.750%, 12/19/2014	1,900,000	1,912,586
1.000%, 09/23/2013	325,000	327,968
1.625%, 10/26/2015	225,000	232,381
2.110%, 10/01/2033 (P)	57,970	60,411
2.343%, 07/01/2035 (P)	41,280	44,011
2.427%, 11/01/2035 (P)	89,877	95,931
2.489%, 08/01/2036 (P)	126,667	135,599
2.567%, 07/01/2027 (P)	779	800
2.766%, 01/01/2037 (P)	71,632	76,758
2.899%, 12/01/2036 (P)	105,400	112,943
3.000%, 02/01/2027	1,265,181	1,325,827
3.500%, 01/01/2026 to 05/01/2042	7,202,318	7,585,747
4.000%, 03/01/2025 to 02/01/2042	13,374,647	14,251,876
4.500%, 05/01/2019 to 12/01/2041	16,481,816	17,678,441
4.670%, 09/01/2035 (P)	200,504	211,243
4.792%, 05/01/2038 (P)	46,178	49,483
5.000%, 03/01/2018 to 10/01/2040	12,397,407	13,454,965
5.249%, 12/01/2035 (P)	9,749	10,425
5.283%, 12/01/2035 (P)	12,352	13,183
5.298%, 12/01/2035 (P)	21,241	22,505
5.308%, 08/01/2037 (P)	63,361	67,092
5.432%, 06/01/2037 (P)	60,023	64,133
5.446%, 12/01/2035 (P)	16,190	17,168
5.489%, 09/01/2037 (P)	33,052	34,895
5.500%, 07/01/2013 to 05/01/2040	12,703,922	13,889,464
5.548%, 01/01/2019 (P)	494	534
6.000%, 03/01/2021 to 10/01/2039	12,925,245	14,279,454
6.001%, 09/01/2036 (P)	76,614	83,425
6.500%, 06/01/2013 to 10/01/2038	1,639,610	1,850,485
7.000%, 12/01/2029 to 04/01/2037	11,844	13,423
7.125%, 01/15/2030	365,000	578,547
Government National
Mortgage Association
3.500%, 01/15/2041 to 03/20/2042	12,822,042	13,706,474
4.000%, 10/20/2040 to 10/15/2041	8,769,143	9,590,799
4.500%, 05/20/2039 to 01/20/2042	29,875,152	32,930,693
5.000%, 02/15/2018 to 09/15/2040	17,160,201	18,991,765
5.500%, 02/15/2029 to 10/20/2040	7,965,525	8,856,896
6.000%, 05/15/2013 to 12/15/2038	4,793,742	5,367,763
6.500%, 12/15/2014 to 12/20/2033	2,536,802	2,912,175
7.000%, 04/15/2017 to 10/20/2036	1,042,813	1,202,191
9.250%, 10/15/2016 to 12/15/2019	2,312	2,588
9.750%, 07/15/2017 to 02/15/2021	2,202	2,463
10.250%, 11/15/2020	1,882	2,129
11.750%, 08/15/2013	373	388
12.250%, 03/15/2014 to 06/20/2015	238	257
12.750%, 12/20/2013 to 11/20/2014	355	384

		199,517,018

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $248,317,021)		$258,128,895

FOREIGN GOVERNMENT
OBLIGATIONS - 12.9%
Argentina - 0.1%
City of Buenos Aires
12.500%, 04/06/2015 (S)	250,000	215,000
Republic of Argentina
2.500%, 12/31/2038	1,400,000	395,500

164

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Argentina (continued)
Republic of Argentina (continued)
8.280%, 12/31/2033		$906,991	$535,125

			1,145,625
Australia - 0.0%
New South Wales Treasury Corp.
6.000%, 03/01/2022	AUD	180,000	202,954
Austria - 0.1%
Republic of Austria
3.500%, 09/15/2021 (S)	EUR	90,000	124,840
6.250%, 07/15/2027		300,000	541,365

			666,205
Belgium - 0.0%
Kingdom of Belgium
4.250%, 09/28/2021		219,000	299,487
5.000%, 09/28/2012		73,000	91,563

			391,050
Bermuda - 0.0%
Government of Bermuda
5.603%, 07/20/2020 (S)		$200,000	229,000
Brazil - 1.1%
Federative Republic of Brazil
5.625%, 01/07/2041		2,010,000	2,346,675
6.000%, 05/15/2015 to 08/15/2020	BRL	3,794,000	4,398,579
7.125%, 01/20/2037		$1,110,000	1,531,800
10.000%, 01/01/2013 to 01/01/2023	BRL	7,629,000	3,956,385

			12,233,439
Canada - 0.5%
Canada Housing Trust
4.000%, 06/15/2012	CAD	190,000	184,110
Government of Canada
3.500%, 06/01/2013		987,000	978,830
4.000%, 06/01/2017		324,000	354,290
4.500%, 06/01/2015		1,080,000	1,148,187
5.000%, 06/01/2037		350,000	509,444
Province of British Columbia
3.700%, 12/18/2020		835,000	883,288
Province Of Manitoba Canada
1.300%, 04/03/2017		$380,000	386,165
Province of Ontario
1.600%, 09/21/2016		475,000	483,708
Province of Quebec
5.000%, 12/01/2038	CAD	334,000	403,523

			5,331,545
Chile - 0.0%
Republic of Chile
3.875%, 08/05/2020		$130,000	143,325
Colombia - 0.1%
Republic of Colombia
6.125%, 01/18/2041		400,000	495,000
Congo - 0.0%
Republic of Congo (Brazzaville)
3.000%, 06/30/2029		109,250	80,954
Czech Republic - 0.1%
Czech Republic International
3.625%, 04/14/2021	EUR	465,000	598,202
Denmark - 0.1%
Kingdom of Denmark
5.000%, 11/15/2013	DKK	3,277,000	585,169

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Denmark (continued)
Kingdom of Denmark (continued)
7.000%, 11/10/2024	DKK	364,000	$100,320

			685,489
Dominican Republic - 0.0%
Government of Dominican Republic
7.500%, 05/06/2021 (S)		$100,000	105,400
7.500%, 05/06/2021		200,000	210,800
9.040%, 01/23/2018		38,254	42,539

			358,739
Egypt - 0.0%
Arab Republic of Egypt
5.750%, 04/29/2020		200,000	187,500
Fiji - 0.0%
Republic of Fiji
9.000%, 03/15/2016		200,000	200,227
Finland - 0.0%
Government of Finland
3.375%, 04/15/2020	EUR	204,000	289,778
France - 0.2%
Government of France
3.750%, 04/25/2021		327,000	454,958
4.000%, 10/25/2038		44,000	63,329
5.500%, 04/25/2029		386,000	633,124
5.750%, 10/25/2032		80,000	139,210
Societe Financement de l’Economie
Francaise
3.250%, 01/16/2014		278,000	357,560

			1,648,181
Gabon - 0.0%
Republic of Gabon
8.200%, 12/12/2017		$285,000	332,025
Georgia - 0.0%
Republic of Georgia
6.875%, 04/12/2021		200,000	212,000
Germany - 1.4%
Federal Republic of Germany
2.500%, 01/04/2021	EUR	429,000	596,975
3.500%, 01/04/2016		1,414,000	1,959,410
3.750%, 01/04/2015		1,842,000	2,495,633
4.000%, 01/04/2037		1,792,000	3,170,461
4.500%, 01/04/2013		5,392,000	6,840,012

			15,062,491
Grenada - 0.0%
Government of Grenada
4.500%, 09/15/2025 (P)		$430,000	223,600
Hungary - 0.1%
Republic of Hungary
4.750%, 02/03/2015		1,195,000	1,119,416
6.500%, 06/24/2019	HUF	41,460,000	150,290
6.750%, 02/24/2017		22,240,000	84,292

			1,353,998
Iceland - 0.1%
Republic of Iceland
4.875%, 06/16/2016 (S)		$375,000	379,262
5.875%, 05/11/2022 (S)		513,000	502,015

			881,277

165

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Indonesia - 0.4%
Republic of Indonesia
3.750%, 04/25/2022 (S)		$600,000 $	579,000
4.875%, 05/05/2021		1,400,000	1,471,750
5.875%, 03/13/2020		179,000	200,033
6.625%, 02/17/2037		320,000	370,400
6.875%, 01/17/2018		300,000	347,625
7.000%, 05/15/2022	IDR	536,000,000	58,850
7.750%, 01/17/2038		$450,000	589,875
8.250%, 07/15/2021	IDR	3,614,000,000	428,638
8.500%, 10/12/2035		$200,000	278,000
11.625%, 03/04/2019 (S)		300,000	430,500

			4,754,671
Iraq - 0.1%
Republic of Iraq
5.800%, 01/15/2028		1,507,000	1,182,995
Israel - 0.0%
Government of Israel
5.500%, 02/28/2017	ILS	765,000	218,227
Italy - 0.2%
Republic of Italy
3.750%, 03/01/2021	EUR	530,000	570,738
4.250%, 03/01/2020		247,000	277,810
5.000%, 09/01/2040		1,125,000	1,178,703

			2,027,251
Ivory Coast - 0.0%
Republic of Ivory Coast
2.450%, 12/31/2032 (H)		$485,000	331,013
Jamaica - 0.1%
Government of Jamaica
8.000%, 06/24/2019		450,000	453,375
10.625%, 06/20/2017		350,000	399,000

			852,375
Japan - 2.4%
Government of Japan
1.000%, 12/20/2021	JPY	62,600,000	813,356
1.100%, 06/20/2021		214,650,000	2,822,538
1.300%, 06/20/2020		51,600,000	694,893
1.400%, 03/20/2018		234,350,000	3,174,841
1.500%, 03/20/2019		71,050,000	970,794
1.700%, 09/20/2016 to 03/20/2017		327,000,000	4,460,817
1.900%, 03/20/2025		81,700,000	1,135,570
2.000%, 12/20/2033		23,850,000	321,911
2.200%, 06/22/2020		266,050,000	3,822,503
2.300%, 06/20/2028 to 03/20/2040		558,250,000	7,997,718

			26,214,941
Lithuania - 0.1%
Republic of Lithuania
5.125%, 09/14/2017 (S)		$200,000	206,500
6.750%, 01/15/2015		120,000	128,400
7.375%, 02/11/2020		615,000	698,486

			1,033,386
Malaysia - 0.2%
Government of Malaysia
3.700%, 05/15/2013	MYR	866,000	274,747
3.702%, 02/25/2013		805,000	255,036
4.160%, 07/15/2021		1,487,000	491,420
4.378%, 11/29/2019		2,203,000	734,969
4.498%, 04/15/2030		350,000	117,620

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Malaysia (continued)
Government of Malaysia (continued)
4.646%, 07/06/2021		$250,000	$276,980

			2,150,772
Mexico - 0.9%
Government of Mexico
2.500%, 12/10/2020	MXN	18,095,321	1,312,121
3.625%, 03/15/2022		$100,000	103,000
5.125%, 01/15/2020		300,000	342,600
5.625%, 01/15/2017		90,000	103,050
5.750%, 10/12/2110		100,000	106,500
5.950%, 03/19/2019		1,574,000	1,880,930
6.050%, 01/11/2040		50,000	60,875
6.500%, 06/10/2021	MXN	14,490,000	1,043,762
7.500%, 06/03/2027		13,480,000	1,006,994
8.000%, 12/07/2023		1,000,000	79,705
8.500%, 12/13/2018 to 11/18/2038		29,684,000	2,339,626
10.000%, 11/20/2036		14,400,000	1,289,453

			9,668,616
Namibia - 0.0%
Namibia International Bonds
5.500%, 11/03/2021		$300,000	307,500
Netherlands - 0.2%
Kingdom of Netherlands
3.500%, 07/15/2020	EUR	832,000	1,195,295
5.500%, 01/15/2028		277,000	505,169
MDC-GMTN B.V.
5.750%, 05/06/2014 (S)		$250,000	269,707

			1,970,171
Nigeria - 0.0%
Federal Republic of Nigeria
6.750%, 01/28/2021		200,000	214,000
6.750%, 01/28/2021 (S)		200,000	214,000

			428,000
Peru - 0.1%
Republic of Peru
5.625%, 11/18/2050		710,000	816,500
6.550%, 03/14/2037		245,000	318,500
7.125%, 03/30/2019		225,000	285,750
7.840%, 08/12/2020 (S)	PEN	304,000	130,942

			1,551,692
Philippines - 0.2%
Republic of Philippines
5.000%, 01/13/2037		$600,000	630,000
6.375%, 10/23/2034		1,650,000	2,029,500

			2,659,500
Poland - 0.3%
Republic of Poland
3.875%, 07/16/2015		435,000	450,834
5.000%, 10/24/2013	PLN	1,441,000	407,337
5.000%, 03/23/2022		$200,000	209,200
5.500%, 04/25/2015 to 10/25/2019	PLN	3,544,000	1,015,171
5.750%, 10/25/2021 to 09/23/2022		2,344,000	675,352

			2,757,894
Qatar - 0.0%
Government of Qatar
5.750%, 01/20/2042 (S)		$200,000	223,000

166

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Russia - 0.9%
Government of Russia
4.500%, 04/04/2022		$200,000	$203,800
5.000%, 04/29/2020		200,000	212,000
5.625%, 04/04/2042 (S)		200,000	206,810
5.625%, 04/04/2042		200,000	206,810
7.500%, 03/31/2030		7,461,545	8,776,642
7.850%, 03/10/2018	RUB	10,000,000	307,116
7.850%, 03/10/2018 (S)		5,000,000	153,558

			10,066,736
Serbia - 0.1%
Republic of Serbia
6.750%, 11/01/2024		$650,000	620,750
7.250%, 09/28/2021 (S)		200,000	200,000

			820,750
South Africa - 0.3%
Republic of South Africa
5.500%, 03/09/2020		245,000	272,563
6.250%, 03/08/2041		100,000	117,625
6.500%, 06/02/2014		135,000	148,838
6.750%, 03/31/2021	ZAR	8,366,000	923,895
8.000%, 12/21/2018		8,607,000	1,050,163
13.500%, 09/15/2015		2,467,000	350,606

			2,863,690
South Korea - 0.2%
Republic of Korea
4.250%, 06/10/2021	KRW	184,830,000	163,282
4.500%, 03/10/2015		1,116,900,000	974,779
5.000%, 06/10/2020		627,330,000	581,088

			1,719,149
Spain - 0.1%
Kingdom of Spain
4.100%, 07/30/2018	EUR	673,000	741,233
5.750%, 07/30/2032		316,000	347,081
5.850%, 01/31/2022		218,000	256,411

			1,344,725
Sweden - 0.2%
Kingdom of Sweden
3.750%, 08/12/2017	SEK	3,590,000	562,381
Svensk Exportkredit AB
3.625%, 05/27/2014	EUR	404,000	523,343
5.125%, 03/01/2017		$425,000	489,111

			1,574,835
Turkey - 0.9%
Export Credit Bank of Turkey
5.875%, 04/24/2019 (S)		275,000	273,763
Republic of Turkey
5.125%, 03/25/2022		500,000	497,500
5.625%, 03/30/2021		1,000,000	1,045,000
6.000%, 01/14/2041		315,000	307,157
6.250%, 09/26/2022		400,000	428,000
6.750%, 05/30/2040		550,000	598,125
6.875%, 03/17/2036		360,000	396,000
7.000%, 03/11/2019 to 06/05/2020		2,518,000	2,853,425
7.250%, 03/15/2015		75,000	81,938
7.375%, 02/05/2025		200,000	233,700
7.500%, 11/07/2019		500,000	583,125
8.000%, 02/14/2034		437,000	544,065
10.000%, 06/17/2015	TRY	1,285,000	705,983

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Turkey (continued)
Republic of Turkey (continued)
10.500%, 01/15/2020	TRY	1,382,000	$799,111

			9,346,892
Ukraine - 0.1%
Republic of Ukraine
6.250%, 06/17/2016 (S)		$400,000	348,000
6.580%, 11/21/2016		225,000	195,750
6.875%, 09/23/2015		100,000	90,500
7.750%, 09/23/2020		210,000	181,585
7.750%, 09/23/2020 (S)		300,000	259,407

			1,075,242
United Kingdom - 0.5%
Government of United Kingdom
3.750%, 09/07/2021	GBP	590,000	1,086,714
4.250%, 06/07/2032 to 09/07/2039		2,341,000	4,512,137
4.500%, 03/07/2013		94,000	149,539

			5,748,390
Venezuela - 0.5%
Republic of Venezuela
6.000%, 12/09/2020		$145,000	95,338
7.000%, 03/31/2038		530,000	333,900
7.650%, 04/21/2025		1,600,000	1,048,000
9.250%, 05/07/2028		635,100	465,211
11.950%, 08/05/2031		2,590,300	2,214,707
12.750%, 08/23/2022		800,000	750,000

			4,907,156
Vietnam - 0.0%
Socialist Republic of Vietnam
6.750%, 01/29/2020		420,000	439,950

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $139,928,724)			$141,192,123

CORPORATE BONDS - 39.9%
Consumer Discretionary - 5.6%
99 Cents Only Stores
11.000%, 12/15/2019 (S)		300,000	319,500
Academy, Ltd.
9.250%, 08/01/2019 (S)		700,000	738,500
ACE Hardware Corp.
9.125%, 06/01/2016 (S)		475,000	496,674
Advance Auto Parts, Inc.
5.750%, 05/01/2020		285,000	324,719
Allison Transmission, Inc.
7.125%, 05/15/2019 (S)		350,000	365,750
AMC Entertainment, Inc.
8.750%, 06/01/2019		325,000	347,750
American Honda Finance Corp.
1.450%, 02/27/2015 (S)		400,000	402,373
6.250%, 07/16/2013	EUR	50,000	65,380
Ameristar Casinos, Inc.
7.500%, 04/15/2021 (S)		$75,000	77,813
7.500%, 04/15/2021		400,000	415,000
Arcos Dorados Holdings, Inc.
10.250%, 07/13/2016 (S)	BRL	400,000	209,733
Banque PSA Finance
4.375%, 04/04/2016 (S)		$475,000	471,598
BMW UK Capital PLC
5.000%, 10/02/2017	GBP	10,000	17,344
Boyd Gaming Corp.
9.000%, 07/01/2020 (S)		$350,000	350,000
9.125%, 12/01/2018		200,000	205,000

167

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Bresnan Broadband Holdings LLC
8.000%, 12/15/2018 (S)		$300,000	$305,250
British Sky Broadcasting Group PLC
6.100%, 02/15/2018 (S)		60,000	69,032
9.500%, 11/15/2018 (S)		180,000	244,781
BSKYB Finance UK PLC
5.750%, 10/20/2017	GBP	65,000	114,397
Cablevision Systems Corp.
8.000%, 04/15/2020		$225,000	234,563
8.625%, 09/15/2017		50,000	54,625
Caesars Entertainment Operating
Company, Inc.
11.250%, 06/01/2017		425,000	451,563
CCM Merger, Inc.
9.125%, 05/01/2019 (S)		300,000	300,000
CCO Holdings LLC
6.625%, 01/31/2022		1,075,000	1,100,531
7.000%, 01/15/2019		300,000	315,750
7.250%, 10/30/2017		500,000	536,250
7.375%, 06/01/2020		175,000	187,250
7.875%, 04/30/2018		500,000	536,250
Cedar Fair LP
9.125%, 08/01/2018		300,000	332,250
Cequel Communications Holdings I LLC
8.625%, 11/15/2017 (S)		750,000	790,313
Chrysler Group LLC
8.000%, 06/15/2019		400,000	401,000
8.250%, 06/15/2021		850,000	852,125
Cinemark USA, Inc.
7.375%, 06/15/2021		100,000	107,000
8.625%, 06/15/2019		50,000	54,375
Cirsa Funding Luxembourg SA
8.750%, 05/15/2018	EUR	90,000	89,584
8.750%, 05/15/2018 (S)		250,000	248,846
CKE Restaurants, Inc.
11.375%, 07/15/2018		$362,000	410,870
Claire’s Stores, Inc.
8.875%, 03/15/2019		150,000	126,750
Claire’s Stores, Inc., PIK
9.625%, 06/01/2015		155,187	129,969
Clear Channel Communications, Inc.
7.250%, 10/15/2027		125,000	54,375
Clear Channel Communications, Inc., PIK
11.000%, 08/01/2016		200,000	128,000
Codere Finance Luxembourg SA
8.250%, 06/15/2015	EUR	80,000	85,566
9.250%, 02/15/2019 (S)		$550,000	440,000
Comcast Corp.
6.400%, 03/01/2040		30,000	38,039
6.950%, 08/15/2037		495,000	638,567
Corp. GEO SAB de CV
8.875%, 03/27/2022 (S)		200,000	192,500
COX Communications, Inc.
5.450%, 12/15/2014		215,000	236,743
8.375%, 03/01/2039 (S)		345,000	501,099
Cyfrowy Polsat Finance AB
7.125%, 05/20/2018	EUR	100,000	124,145
7.125%, 05/20/2018 (S)		100,000	124,145
Daimler Finance North America LLC
1.083%, 03/28/2014 (P) (S)		$380,000	378,330
1.875%, 09/15/2014 (S)		150,000	150,898
Daimler International Finance BV
3.500%, 06/06/2019	GBP	10,000	15,851
DineEquity, Inc.
9.500%, 10/30/2018		$550,000	597,438

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
DIRECTV Holdings LLC
2.400%, 03/15/2017		$585,000	$586,777
3.550%, 03/15/2015		75,000	79,045
4.750%, 10/01/2014		375,000	403,992
5.875%, 10/01/2019		430,000	496,339
DISH DBS Corp.
6.750%, 06/01/2021		300,000	309,750
7.875%, 09/01/2019		325,000	361,563
Downstream Development Authority of
the Quapaw Tribe of Oklahoma
10.500%, 07/01/2019 (S)		200,000	206,000
Easton-Bell Sports, Inc.
9.750%, 12/01/2016		100,000	109,250
EchoStar DBS Corp.
7.125%, 02/01/2016		275,000	294,250
Fiesta Restaurant Group
8.875%, 08/15/2016 (S)		300,000	319,500
Ford Motor Credit Company LLC
2.750%, 05/15/2015		270,000	274,535
3.875%, 01/15/2015		430,000	447,949
5.000%, 05/15/2018		2,125,000	2,322,504
5.750%, 02/01/2021		1,425,000	1,623,215
12.000%, 05/15/2015		550,000	694,375
Gaylord Entertainment Company
6.750%, 11/15/2014		325,000	325,000
General Motors Financial Company, Inc.
6.750%, 06/01/2018		225,000	241,649
Hanesbrands, Inc.
6.375%, 12/15/2020		275,000	280,844
8.000%, 12/15/2016		150,000	164,438
Harrah’s Operating Company, Inc.
5.625%, 06/01/2015		300,000	247,500
Historic TW, Inc.
6.875%, 06/15/2018		220,000	270,887
Hyatt Hotels Corp.
3.875%, 08/15/2016		300,000	316,233
5.750%, 08/15/2015 (S)		440,000	484,364
Hyundai Capital Services, Inc.
3.500%, 09/13/2017 (S)		200,000	202,766
4.375%, 07/27/2016 (S)		255,000	269,356
Intercontinental Hotels Group PLC
6.000%, 12/09/2016	GBP	50,000	85,086
Interpublic Group of Companies, Inc.
4.000%, 03/15/2022		$490,000	489,968
ITT Corp.
7.375%, 11/15/2015		125,000	143,482
Jaguar Holding Company II
9.500%, 12/01/2019 (S)		375,000	399,375
JC Penney Corp., Inc.
7.125%, 11/15/2023		50,000	47,500
Johnson Controls, Inc.
0.876%, 02/04/2014 (P)		335,000	336,032
Kingfisher PLC
5.625%, 12/15/2014	GBP	20,000	32,916
Kohl’s Corp.
4.000%, 11/01/2021		$165,000	170,892
Lamar Media Corp.
5.875%, 02/01/2022 (S)		225,000	226,406
Levi Strauss & Company
6.875%, 05/01/2022 (S)		275,000	272,938
7.750%, 05/15/2018	EUR	225,000	278,213
Lottomatica SpA
5.375%, 12/05/2016		100,000	125,259
LS Finance 2017 Ltd.
5.250%, 01/26/2017		$600,000	615,830

168

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Marks & Spencer PLC
5.625%, 03/24/2014	GBP	30,000	$48,732
Marriott International, Inc.
3.000%, 03/01/2019		$280,000	285,302
MCE Finance, Ltd.
10.250%, 05/15/2018		315,000	356,738
MDC Holdings, Inc.
5.375%, 12/15/2014		60,000	63,495
5.625%, 02/01/2020		70,000	70,188
Meritage Homes Corp.
7.000%, 04/01/2022 (S)		175,000	177,625
MGM Resorts International
9.000%, 03/15/2020		225,000	246,375
10.375%, 05/15/2014		150,000	168,750
MU Finance PLC
8.375%, 02/01/2017 (S)		300,000	315,000
8.750%, 02/01/2017 (S)	GBP	50,000	81,298
National CineMedia LLC
6.000%, 04/15/2022 (S)		$250,000	249,375
NBCUniversal Media LLC
2.100%, 04/01/2014		270,000	275,269
5.150%, 04/30/2020		845,000	980,336
NCL Corp., Ltd.
9.500%, 11/15/2018		175,000	190,750
11.750%, 11/15/2016		450,000	517,500
Needle Merger Sub Corp.
8.125%, 03/15/2019 (S)		125,000	122,188
NET Servicos de Comunicacao SA
7.500%, 01/27/2020		300,000	340,500
NetFlix, Inc.
8.500%, 11/15/2017		225,000	241,875
News America Holdings, Inc.
8.250%, 08/10/2018		210,000	264,167
News America, Inc.
4.500%, 02/15/2021		600,000	649,763
6.150%, 03/01/2037		80,000	90,418
7.850%, 03/01/2039		85,000	107,596
Nexstar Broadcasting, Inc.
7.000%, 01/15/2014		11,000	10,725
Nexstar Broadcasting, Inc., PIK
7.000%, 01/15/2014		319,999	311,999
Nielsen Finance LLC
7.750%, 10/15/2018		125,000	134,375
11.500%, 05/01/2016		65,000	73,450
O’Reilly Automotive, Inc.
4.875%, 01/14/2021		435,000	479,680
Odeon & UCI Finco PLC
9.000%, 08/01/2018 (S)	GBP	100,000	147,185
Omnicom Group, Inc.
3.625%, 05/01/2022		$65,000	66,164
4.450%, 08/15/2020		85,000	92,474
6.250%, 07/15/2019		635,000	763,997
Palace Entertainment Holdings LLC
8.875%, 04/15/2017 (S)		400,000	408,500
Pinnacle Entertainment, Inc.
7.750%, 04/01/2022		200,000	211,000
Pittsburgh Glass Works LLC
8.500%, 04/15/2016 (S)		150,000	141,000
Polish Television Holding BV
11.250%, 05/15/2017 (S)	EUR	275,000	329,837
PPR
8.625%, 04/03/2014		100,000	139,490
QVC, Inc.
7.125%, 04/15/2017 (S)		$350,000	371,000
7.500%, 10/01/2019 (S)		325,000	353,438

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
RadioShack Corp.
6.750%, 05/15/2019		$225,000	$166,219
Regal Cinemas Corp.
8.625%, 07/15/2019		300,000	326,250
Regal Entertainment Group
9.125%, 08/15/2018		500,000	543,750
Reynolds Group Issuer, Inc.
8.000%, 12/15/2016 (S)	EUR	525,000	571,263
Sealy Mattress Company
8.250%, 06/15/2014		$125,000	120,938
10.875%, 04/15/2016 (S)		172,000	186,622
Seminole Indian Tribe of Florida
7.750%, 10/01/2017 (S)		475,000	510,625
Seneca Gaming Corp.
8.250%, 12/01/2018 (S)		575,000	582,906
Shea Homes LP
8.625%, 05/15/2019		550,000	573,375
Sinclair Television Group, Inc.
9.250%, 11/01/2017 (S)		525,000	577,500
Sirius XM Radio, Inc.
8.750%, 04/01/2015 (S)		1,050,000	1,183,875
9.750%, 09/01/2015 (S)		125,000	132,500
Speedway Motorsports, Inc.
8.750%, 06/01/2016		275,000	295,625
Standard Pacific Corp.
8.375%, 05/15/2018		100,000	107,375
10.750%, 09/15/2016		250,000	291,875
Staples, Inc.
9.750%, 01/15/2014		240,000	270,296
Starwood Hotels &
Resorts Worldwide, Inc.
6.250%, 02/15/2013		190,000	196,252
7.150%, 12/01/2019		345,000	417,211
Station Casinos LLC
3.650%, 06/18/2018 (S)		675,000	506,250
TAM Capital 2, Inc.
9.500%, 01/29/2020		100,000	105,000
TCM Sub LLC
3.550%, 01/15/2015 (S)		730,000	771,099
The Goodyear Tire & Rubber Company
7.000%, 05/15/2022		375,000	367,500
8.250%, 08/15/2020		400,000	416,500
8.750%, 08/15/2020		125,000	133,438
The Interpublic Group of Companies, Inc.
6.250%, 11/15/2014		440,000	474,100
10.000%, 07/15/2017		255,000	287,513
The ServiceMaster Company
8.000%, 02/15/2020		200,000	209,750
Thomson Reuters Corp.
5.200%, 12/01/2014	CAD	40,000	41,812
5.950%, 07/15/2013		$145,000	152,633
Ticketmaster Entertainment, Inc.
10.750%, 08/01/2016		250,000	265,000
Time Warner Cable, Inc.
5.400%, 07/02/2012		225,000	225,740
5.500%, 09/01/2041		590,000	635,313
7.500%, 04/01/2014		50,000	55,692
8.250%, 02/14/2014		75,000	83,805
Time Warner, Inc.
6.500%, 11/15/2036		125,000	148,758
7.700%, 05/01/2032		10,000	13,276
Toyota Motor Credit Corp.
2.000%, 09/15/2016		375,000	382,080
4.000%, 12/07/2017	GBP	10,000	16,895

169

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Unitymedia GmbH
9.500%, 03/15/2021 (S)	EUR	425,000	$549,161
9.625%, 12/01/2019 (S)		307,000	400,484
9.625%, 12/01/2019		50,000	65,225
Unitymedia Hessen GmbH &
Company KG
7.500%, 03/15/2019 (S)		100,000	125,814
8.125%, 12/01/2017 (S)		$325,000	342,875
Univision Communications, Inc.
6.875%, 05/15/2019 (S)		275,000	268,125
7.875%, 11/01/2020 (S)		1,375,000	1,405,938
8.500%, 05/15/2021 (S)		1,325,000	1,278,625
Urbi Desarrollos Urbanos SAB de CV
8.500%, 04/19/2016		125,000	125,380
9.500%, 01/21/2020 (S)		100,000	99,000
Videotron Ltee
6.375%, 12/15/2015		50,000	50,875
6.875%, 07/15/2021 (S)	CAD	475,000	492,085
9.125%, 04/15/2018		$100,000	109,250
Virgin Media Finance PLC
5.250%, 02/15/2022		225,000	219,375
Volkswagen International Finance NV
1.625%, 03/22/2015 (S)		395,000	396,582
Volkswagen Leasing Gmbh
3.250%, 05/10/2018	EUR	100,000	132,508
Whirlpool Corp.
4.700%, 06/01/2022		$250,000	251,240
WPP Finance 2010
4.750%, 11/21/2021 (S)		290,000	305,352
WPP Finance UK
8.000%, 09/15/2014		65,000	73,801
Wyndham Worldwide Corp.
7.375%, 03/01/2020		115,000	139,920
XM Satellite Radio, Inc.
7.625%, 11/01/2018 (S)		150,000	160,500
13.000%, 08/01/2013 (S)		1,000,000	1,122,500
Ziggo Bond Company BV
8.000%, 05/15/2018	EUR	50,000	66,153
8.000%, 05/15/2018 (S)		50,000	66,153

			61,533,218
Consumer Staples - 1.9%
Altria Group, Inc.
4.125%, 09/11/2015		$80,000	87,075
4.750%, 05/05/2021		600,000	669,661
8.500%, 11/10/2013		280,000	309,385
9.250%, 08/06/2019		175,000	240,577
Anheuser-Busch InBev NV
6.500%, 06/23/2017	GBP	30,000	55,390
Anheuser-Busch InBev Worldwide, Inc.
1.500%, 07/14/2014		$145,000	146,764
ARAMARK Holdings Corp., PIK
8.625%, 05/01/2016 (S)		375,000	383,441
Avangardco Investments Public, Ltd.
10.000%, 10/29/2015		300,000	233,550
Bacardi, Ltd.
7.750%, 04/09/2014	EUR	100,000	137,487
BAT International Finance PLC
6.375%, 12/12/2019	GBP	30,000	56,946
8.125%, 11/15/2013 (S)		$405,000	444,488
BFF International, Ltd.
7.250%, 01/28/2020 (S)		100,000	112,500
7.250%, 01/28/2020		100,000	112,500

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
British American Tobacco Holdings The
Netherlands BV
4.875%, 02/24/2021	EUR	80,000	$117,017
Bumble Bee Acquisition Corp.
9.000%, 12/15/2017 (S)		$214,000	212,395
Bunge NA Finance LP
5.900%, 04/01/2017		295,000	332,677
Bunge, Ltd. Finance Corp.
4.100%, 03/15/2016		195,000	206,232
Carrefour SA
5.375%, 06/12/2015	EUR	50,000	67,281
Casino Guichard Perrachon SA
4.875%, 04/10/2014		50,000	65,079
6.375%, 04/04/2013		50,000	64,230
CEDC Finance Corp. International, Inc.
8.875%, 12/01/2016		80,000	68,057
Central Garden and Pet Company
8.250%, 03/01/2018		$225,000	225,000
Coca-Cola Amatil, Ltd.
3.250%, 11/02/2014 (S)		360,000	375,575
Coca-Cola Femsa SAB de CV
4.625%, 02/15/2020		135,000	150,754
Constellation Brands, Inc.
6.000%, 05/01/2022		400,000	425,000
Controladora Mabe SA CV
7.875%, 10/28/2019 (S)		250,000	261,875
Corp. Lindley SA
6.750%, 11/23/2021 (S)		110,000	116,600
Cosan Finance, Ltd.
7.000%, 02/01/2017		100,000	107,000
Cott Beverages, Inc.
8.125%, 09/01/2018		475,000	511,813
8.375%, 11/15/2017		125,000	134,688
Darling International, Inc.
8.500%, 12/15/2018		100,000	111,625
Del Monte Corp.
7.625%, 02/15/2019		700,000	679,000
Delhaize Group SA
6.500%, 06/15/2017		435,000	487,401
DP World, Ltd.
6.850%, 07/02/2037 (S)		310,000	292,175
Dr Pepper Snapple Group, Inc.
3.200%, 11/15/2021		100,000	103,388
Energizer Holdings, Inc.
4.700%, 05/19/2021 to 05/24/2022		495,000	517,784
Heineken NV
7.125%, 04/07/2014	EUR	75,000	102,417
7.250%, 03/10/2015	GBP	40,000	69,883
Imperial Tobacco Finance PLC
4.500%, 07/05/2018	EUR	100,000	137,090
6.875%, 06/13/2012	GBP	49,000	75,578
Kellogg Company
1.125%, 05/15/2015		$80,000	80,085
Kraft Foods Group, Inc.
1.625%, 06/04/2015 (S)		195,000	194,588
3.500%, 06/06/2022 (S)		645,000	642,986
5.000%, 06/04/2042 (S)		160,000	160,164
Kraft Foods, Inc.
2.625%, 05/08/2013		250,000	253,856
6.250%, 03/20/2015	EUR	50,000	70,008
7.250%, 07/18/2018	GBP	50,000	95,511
Loblaw Companies, Ltd.
5.220%, 06/18/2020	CAD	25,000	27,334
MHP SA
10.250%, 04/29/2015		$735,000	695,494

170

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Michael Foods, Inc.
9.750%, 07/15/2018		$525,000	$568,313
Minerva Luxembourg SA
12.250%, 02/10/2022 (S)		400,000	392,000
Minerva Overseas II, Ltd.
10.875%, 11/15/2019 (S)		275,000	264,000
Molson Coors Brewing Company
2.000%, 05/01/2017		160,000	161,180
Molson Coors International LP
3.950%, 10/06/2017	CAD	40,000	40,582
Mriya Agro Holding PLC
10.950%, 03/30/2016 (S)		$200,000	171,000
10.950%, 03/30/2016		200,000	171,000
Pernod-Ricard SA
2.950%, 01/15/2017 (S)		215,000	217,666
4.450%, 01/15/2022 (S)		150,000	156,677
5.000%, 03/15/2017	EUR	100,000	136,275
5.750%, 04/07/2021 (S)		$150,000	169,493
Philip Morris International, Inc.
1.625%, 03/20/2017		435,000	440,895
4.375%, 11/15/2041		145,000	155,746
5.875%, 09/04/2015	EUR	50,000	70,942
Pinnacle Foods Finance LLC
8.250%, 09/01/2017		$450,000	470,250
9.250%, 04/01/2015		375,000	382,500
R&R Ice Cream, PLC
8.375%, 11/15/2017 (S)	EUR	200,000	242,354
Ralcorp Holdings Corp.
4.950%, 08/15/2020		$160,000	168,578
Reynolds American, Inc.
7.625%, 06/01/2016		445,000	537,428
Reynolds Group Issuer, Inc.
7.125%, 04/15/2019 (S)		325,000	333,938
7.750%, 10/15/2016 (S)		200,000	211,000
9.000%, 04/15/2019 (S)		500,000	480,000
Rite Aid Corp.
7.700%, 02/15/2027		250,000	203,750
9.250%, 03/15/2020 (S)		575,000	552,000
9.500%, 06/15/2017		600,000	576,000
SABMiller Holdings Inc.
1.850%, 01/15/2015 (S)		200,000	202,979
Safeway, Inc.
3.400%, 12/01/2016		265,000	270,180
Susser Holdings LLC
8.500%, 05/15/2016		300,000	322,125
Tesco PLC
5.875%, 09/12/2016	EUR	50,000	72,677
6.125%, 02/24/2022	GBP	50,000	90,567
The Kroger Company
5.000%, 04/15/2042		$280,000	284,450
5.400%, 07/15/2040		205,000	218,360
US Foodservice
8.500%, 06/30/2019 (S)		325,000	327,438
Viterra, Inc.
5.950%, 08/01/2020 (S)		150,000	165,562
Wesfarmers, Ltd.
2.983%, 05/18/2016 (S)		310,000	320,186
3.875%, 07/10/2015	EUR	50,000	66,420
Yasar Holdings SA
9.625%, 10/07/2015		$200,000	196,000

			21,037,915
Energy - 6.0%
Adaro Indonesia PT
7.625%, 10/22/2019		100,000	105,750

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Adaro Indonesia PT (continued)
7.625%, 10/22/2019 (S)		$200,000	$211,500
Afren PLC
10.250%, 04/08/2019 (S)		200,000	202,000
11.500%, 02/01/2016		200,000	208,500
11.500%, 02/01/2016 (S)		200,000	208,500
Alta Mesa Holdings LP
9.625%, 10/15/2018		150,000	147,750
Anadarko Petroleum Corp.
6.375%, 09/15/2017		260,000	304,156
Antero Resources Finance Corp.
7.250%, 08/01/2019		375,000	381,563
9.375%, 12/01/2017		900,000	972,000
Apache Corp.
1.750%, 04/15/2017		115,000	116,819
3.250%, 04/15/2022		185,000	192,924
5.100%, 09/01/2040		60,000	68,477
Arch Coal, Inc.
7.250%, 06/15/2021 (S)		425,000	362,313
Atwood Oceanics, Inc.
6.500%, 02/01/2020		200,000	207,000
Berry Petroleum Company
6.375%, 09/15/2022		450,000	459,000
6.750%, 11/01/2020		225,000	232,875
10.250%, 06/01/2014		150,000	168,750
BG Energy Capital PLC
2.875%, 10/15/2016 (S)		305,000	320,498
5.125%, 12/07/2017	GBP	50,000	88,211
Bill Barrett Corp.
7.000%, 10/15/2022		$750,000	712,500
7.625%, 10/01/2019		750,000	748,125
9.875%, 07/15/2016		175,000	192,500
Boardwalk Pipelines LP
5.500%, 02/01/2017		155,000	171,274
5.750%, 09/15/2019		205,000	231,586
BP Capital Markets PLC
3.830%, 10/06/2017	EUR	100,000	135,926
Buckeye Partners LP
4.875%, 02/01/2021		$65,000	66,400
5.500%, 08/15/2019		405,000	443,159
6.050%, 01/15/2018		140,000	159,630
Canadian Natural Resources, Ltd.
1.450%, 11/14/2014		135,000	136,279
4.950%, 06/01/2015	CAD	35,000	36,718
5.150%, 02/01/2013		$180,000	185,176
5.700%, 05/15/2017		220,000	258,115
6.250%, 03/15/2038		305,000	377,990
6.450%, 06/30/2033		75,000	96,009
CenterPoint Energy Resources Corp.
5.850%, 01/15/2041		70,000	86,463
7.875%, 04/01/2013		150,000	158,411
Chesapeake Oilfield Operating LLC
6.625%, 11/15/2019 (S)		225,000	194,625
Clayton Williams Energy Inc.
7.750%, 04/01/2019		550,000	544,500
CNOOC Finance 2012, Ltd.
3.875%, 05/02/2022 (S)		200,000	203,375
Colorado Interstate Gas Company
5.950%, 03/15/2015		150,000	160,262
Concho Resources, Inc.
7.000%, 01/15/2021		425,000	455,813
8.625%, 10/01/2017		675,000	735,750
Connacher Oil and Gas, Ltd.
8.500%, 08/01/2019 (S)		525,000	488,250

171

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
CONSOL Energy, Inc.
8.000%, 04/01/2017		$775,000	$776,938
8.250%, 04/01/2020		350,000	350,000
DCP Midstream Operating LP
3.250%, 10/01/2015		325,000	328,590
Denbury Resources, Inc.
8.250%, 02/15/2020		374,000	403,920
Devon Energy Corp.
1.875%, 05/15/2017		110,000	109,757
Diamond Offshore Drilling, Inc.
4.875%, 07/01/2015		240,000	263,636
5.700%, 10/15/2039		75,000	90,460
5.875%, 05/01/2019		80,000	94,734
DTEK Finance BV
9.500%, 04/28/2015		100,000	94,000
9.500%, 04/28/2015 (S)		150,000	141,000
El Paso Corp.
6.500%, 09/15/2020		75,000	82,703
7.750%, 01/15/2032		500,000	571,886
7.800%, 08/01/2031		125,000	142,686
8.250%, 02/15/2016		225,000	247,279
El Paso Natural Gas Company
5.950%, 04/15/2017		27,000	30,431
Enbridge Energy Partners LP
5.200%, 03/15/2020		70,000	79,879
5.500%, 09/15/2040		220,000	240,175
Enbridge, Inc.
4.260%, 02/01/2021	CAD	55,000	57,951
Encana Corp.
5.800%, 01/18/2018 (S)		30,000	32,722
Energy Transfer Equity LP
7.500%, 10/15/2020		$175,000	189,000
Energy Transfer Partners LP
5.200%, 02/01/2022		550,000	581,840
Eni Finance International SA
5.000%, 01/27/2019	GBP	12,000	19,883
Ensco PLC
3.250%, 03/15/2016		$650,000	681,539
Enterprise Products Operating LLC
3.200%, 02/01/2016		320,000	338,433
5.900%, 04/15/2013		250,000	259,732
5.950%, 02/01/2041		445,000	512,948
7.550%, 04/15/2038		210,000	279,466
EQT Corp.
4.875%, 11/15/2021		645,000	665,933
Everest Acquisition LLC
9.375%, 05/01/2020 (S)		550,000	563,750
EXCO Resources, Inc.
7.500%, 09/15/2018		675,000	570,375
Exterran Holdings Inc
7.250%, 12/01/2018		950,000	902,500
Frac Tech Services LLC
8.125%, 11/15/2018 (S)		600,000	594,000
Gazprom OAO
4.950%, 05/23/2016 (S)		425,000	436,849
5.999%, 01/23/2021 (S)		250,000	261,125
6.605%, 02/13/2018	EUR	100,000	139,984
7.288%, 08/16/2037		$590,000	655,785
8.625%, 04/28/2034		175,000	219,784
Hercules Offshore, Inc.
7.125%, 04/01/2017 (S)		500,000	482,500
10.500%, 10/15/2017 (S)		175,000	175,000
Hess Corp.
6.000%, 01/15/2040		280,000	317,228
7.875%, 10/01/2029		238,000	315,092

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Hess Corp. (continued)
8.125%, 02/15/2019	$55,000	$71,511
Hilcorp Energy I LP
8.000%, 02/15/2020 (S)	325,000	346,125
KazMunayGas National Company
7.000%, 05/05/2020	100,000	109,000
9.125%, 07/02/2018	1,700,000	2,035,750
Kinder Morgan Energy Partners LP
3.500%, 03/01/2016	55,000	58,136
3.950%, 09/01/2022	575,000	581,158
4.150%, 03/01/2022	120,000	122,895
5.125%, 11/15/2014	90,000	97,493
Kinder Morgan Finance Company LLC
5.700%, 01/05/2016	410,000	429,475
6.000%, 01/15/2018 (S)	200,000	210,000
Kinder Morgan Kansas, Inc.
6.500%, 09/01/2012	139,000	140,218
Laredo Petroleum, Inc.
7.375%, 05/01/2022 (S)	200,000	204,500
Lukoil International Finance BV
7.250%, 11/05/2019	200,000	220,750
Magellan Midstream Partners LP
4.250%, 02/01/2021	60,000	64,775
6.450%, 06/01/2014	145,000	158,365
6.550%, 07/15/2019	145,000	176,394
Marathon Oil Corp.
5.900%, 03/15/2018	205,000	241,162
Motiva Enterprises LLC
6.850%, 01/15/2040 (S)	155,000	198,588
Murphy Oil Corp.
4.000%, 06/01/2022	280,000	284,068
Nabors Industries, Inc.
4.625%, 09/15/2021	355,000	370,078
5.375%, 08/15/2012	130,000	130,912
9.250%, 01/15/2019	440,000	580,509
National Gas Company of Trinidad &
Tobago, Ltd.
6.050%, 01/15/2036 (S)	105,000	103,824
National JSC Naftogaz of Ukraine
9.500%, 09/30/2014	300,000	284,625
Newfield Exploration Company
5.750%, 01/30/2022	325,000	342,063
6.875%, 02/01/2020	580,000	614,800
Noble Corp.
5.875%, 06/01/2013	45,000	46,946
Noble Energy, Inc.
6.000%, 03/01/2041	365,000	417,434
Noble Holding International, Ltd.
2.500%, 03/15/2017	35,000	35,374
3.450%, 08/01/2015	85,000	89,234
5.250%, 03/15/2042	560,000	569,512
7.375%, 03/15/2014	35,000	38,387
Novatek Finance, Ltd.
5.326%, 02/03/2016 (S)	200,000	204,808
NuStar Logistics LP
4.800%, 09/01/2020	205,000	210,175
7.650%, 04/15/2018	180,000	210,711
Oasis Petroleum, Inc.
6.500%, 11/01/2021	300,000	300,000
7.250%, 02/01/2019	150,000	154,500
Pacific Rubiales Energy Corp.
7.250%, 12/12/2021 (S)	100,000	107,000
7.250%, 12/12/2021	100,000	107,000
Parker Drilling Company
9.125%, 04/01/2018 (S)	125,000	132,500

172

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Peabody Energy Corp.
6.000%, 11/15/2018 (S)		$425,000	$423,938
6.250%, 11/15/2021 (S)		100,000	99,750
7.375%, 11/01/2016		375,000	415,313
Pemex Project Funding Master Trust
5.750%, 03/01/2018		500,000	558,750
6.250%, 08/05/2013	EUR	120,000	156,185
6.625%, 06/15/2035		$85,000	96,688
7.500%, 12/18/2013	GBP	35,000	57,772
Penn Virginia Corp.
7.250%, 04/15/2019		$125,000	107,500
10.375%, 06/15/2016		325,000	308,750
Penn Virginia Resource Partners LP
8.250%, 04/15/2018		575,000	577,875
8.375%, 06/01/2020 (S)		250,000	250,000
Pertamina Persero PT
6.000%, 05/03/2042 (S)		257,000	240,938
Petrobras International Finance Company
5.375%, 01/27/2021		440,000	469,893
5.750%, 01/20/2020		360,000	392,390
5.875%, 03/01/2018		260,000	287,397
6.875%, 01/20/2040		200,000	234,135
7.875%, 03/15/2019		115,000	139,165
Petrohawk Energy Corp.
7.250%, 08/15/2018		255,000	290,732
Petroleos de Venezuela SA
4.900%, 10/28/2014		913,324	787,742
5.000%, 10/28/2015		2,589,822	2,007,112
5.125%, 10/28/2016		118,734	84,301
5.250%, 04/12/2017		862,300	586,364
5.375%, 04/12/2027		215,000	116,100
8.500%, 11/02/2017		288,200	227,678
8.500%, 11/02/2017 (S)		375,000	296,250
12.750%, 02/17/2022		300,000	270,750
Petroleos Mexicanos
4.875%, 01/24/2022 (S)		890,000	934,500
5.500%, 01/21/2021		420,000	462,000
6.500%, 06/02/2041		1,200,000	1,347,000
6.500%, 06/02/2041 (S)		200,000	224,500
8.000%, 05/03/2019		150,000	186,750
Petroleum Company of Trinidad &
Tobago, Ltd.
9.750%, 08/14/2019 (S)		200,000	244,500
Petroleum Geo-Services ASA
7.375%, 12/15/2018 (S)		450,000	465,750
Phillips 66
1.950%, 03/05/2015 (S)		185,000	186,744
4.300%, 04/01/2022 (S)		470,000	489,864
5.875%, 05/01/2042 (S)		200,000	214,065
Plains All American Pipeline LP
4.250%, 09/01/2012		345,000	347,432
5.750%, 01/15/2020		385,000	450,839
6.500%, 05/01/2018		200,000	241,321
Plains Exploration & Production Company
6.750%, 02/01/2022		325,000	321,750
Power Sector Assets & Liabilities
Management Corp.
7.390%, 12/02/2024		100,000	125,375
Precision Drilling Corp.
6.500%, 12/15/2021		75,000	75,563
6.625%, 11/15/2020		425,000	431,375
Range Resources Corp.
5.000%, 08/15/2022		250,000	240,000
6.750%, 08/01/2020		500,000	540,000

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
RDS Ultra-Deepwater, Ltd.
11.875%, 03/15/2017 (S)		$300,000	$324,000
Regency Energy Partners LP
6.875%, 12/01/2018		350,000	365,750
9.375%, 06/01/2016		65,000	71,175
Reliance Holdings USA, Inc.
4.500%, 10/19/2020 (S)		500,000	466,782
5.400%, 02/14/2022 (S)		250,000	249,047
Repsol International Finance BV
4.625%, 10/08/2014	EUR	37,000	46,498
4.750%, 02/16/2017		55,000	66,955
Rowan Companies, Inc.
5.000%, 09/01/2017		$315,000	340,365
7.875%, 08/01/2019		230,000	279,534
Sabine Pass LNG LP
7.500%, 11/30/2016		450,000	475,875
SeaRiver Maritime, Inc.
Zero Coupon 09/01/2012 (Z)		315,000	313,748
SESI LLC
6.375%, 05/01/2019		525,000	551,250
7.125%, 12/15/2021 (S)		615,000	670,350
SM Energy Company
6.500%, 11/15/2021		225,000	230,063
6.625%, 02/15/2019		650,000	669,500
Southeast Supply Header LLC
4.850%, 08/15/2014 (S)		100,000	105,564
Southern Natural Gas Company
5.900%, 04/01/2017 (S)		99,000	114,140
Suncor Energy Inc.
5.390%, 03/26/2037 (S)	CAD	30,000	33,693
Swift Energy Company
7.875%, 03/01/2022		$700,000	707,000
8.875%, 01/15/2020		500,000	532,500
Talisman Energy, Inc.
3.750%, 02/01/2021		865,000	866,874
5.125%, 05/15/2015		175,000	189,733
TMK OAO
7.750%, 01/27/2018		200,000	184,500
TNK-BP Finance SA
6.625%, 03/20/2017		150,000	161,445
7.250%, 02/02/2020 (S)		100,000	111,106
Total Capital SA
3.875%, 12/14/2018	GBP	10,000	16,987
TransCanada PipeLines, Ltd.
0.875%, 03/02/2015		$80,000	79,928
4.650%, 10/03/2016	CAD	40,000	42,562
Transocean, Inc.
5.050%, 12/15/2016		$530,000	578,914
5.250%, 03/15/2013		335,000	344,382
Unit Corp.
6.625%, 05/15/2021		525,000	522,375
Valero Energy Corp.
6.125%, 06/15/2017		255,000	296,427
Weatherford International, Inc.
5.950%, 06/15/2012		205,000	205,227
Weatherford International, Ltd.
6.750%, 09/15/2040		270,000	305,535
9.625%, 03/01/2019		200,000	263,774
Williams Partners LP
3.800%, 02/15/2015		145,000	153,385
4.125%, 11/15/2020		135,000	142,434
6.300%, 04/15/2040		400,000	477,902
WPX Energy, Inc.
6.000%, 01/15/2022 (S)		850,000	818,125

173

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Yancoal International Resources
Development Company Ltd.
5.730%, 05/16/2022 (S)		$240,000	$232,082

			65,659,952
Financials - 10.1%
Abbey National Treasury Services PLC
3.375%, 10/20/2015	EUR	50,000	61,224
ACE INA Holdings, Inc.
5.875%, 06/15/2014		$250,000	273,894
Aflac, Inc.
2.650%, 02/15/2017		45,000	46,015
Ahold Finance USA, Inc.
6.500%, 03/14/2017	GBP	30,000	53,149
Akbank TAS
5.125%, 07/22/2015 (S)		$300,000	300,750
6.500%, 03/09/2018 (S)		200,000	204,760
Alfa Bank OJSC
7.875%, 09/25/2017		350,000	345,275
7.875%, 09/25/2017 (S)		220,000	217,030
Allianz Finance II BV (6.500% to
01/13/2015, then 3 month
EURIBOR + 2.770%)
01/13/2025	EUR	95,000	120,405
Ally Financial, Inc.
5.500%, 02/15/2017		$350,000	350,430
6.250%, 12/01/2017		550,000	564,530
7.500%, 09/15/2020		475,000	521,313
8.000%, 03/15/2020		425,000	479,188
American Express Centurion Bank
5.550%, 10/17/2012		100,000	101,786
American Express Credit Corp.
5.125%, 08/25/2014		335,000	361,160
American International Group, Inc.
3.000%, 03/20/2015		125,000	126,241
3.800%, 03/22/2017		420,000	426,395
4.250%, 09/15/2014		580,000	600,544
5.450%, 05/18/2017		110,000	118,317
5.850%, 01/16/2018		105,000	115,162
6.400%, 12/15/2020		100,000	112,278
Ameriprise Financial, Inc.
7.300%, 06/28/2019		365,000	455,532
AmSouth Bank NA
5.200%, 04/01/2015		450,000	456,750
ANZ National International, Ltd.
2.375%, 12/21/2012 (S)		165,000	166,580
AON Financial Services Luxembourg SA
6.250%, 07/01/2014	EUR	50,000	66,391
Assured Guaranty Municipal
Holdings, Inc. (6.400% to 12/15/2036,
then 1 month LIBOR + 2.215%)
12/15/2066 (S)		$675,000	455,625
Aviv Healthcare Properties LP
7.750%, 02/15/2019		150,000	156,000
Aviva PLC (6.875% to 05/22/2018, then
3 month EURIBOR + 3.350%)
05/22/2038	EUR	50,000	53,000
AXA SA (5.250% to 04/16/2020, then
3 month EURIBOR + 3.050%)
04/16/2040		100,000	92,233
Banco Bilbao Vizcaya Argentaria SA
3.000%, 10/09/2014		250,000	296,729
Banco Bradesco SA
4.125%, 05/16/2016 (S)		$200,000	203,000

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Banco de Credito del Peru
4.750%, 03/16/2016 (S)		$200,000	$204,500
5.375%, 09/16/2020 (S)		300,000	301,500
Banco de Galicia y Buenos Aires
8.750%, 05/04/2018 (S)		200,000	156,000
Banco del Estado de Chile
3.875%, 02/08/2022 (S)		330,000	337,102
Banco do Estado do Rio Grande do Sul
7.375%, 02/02/2022 (S)		400,000	408,528
Banco Santander SA
4.625%, 01/20/2016	EUR	500,000	608,817
BanColombia SA
4.250%, 01/12/2016		$100,000	103,000
5.950%, 06/03/2021		200,000	207,000
Bank Nederlandse Gemeenten
2.500%, 01/18/2016	EUR	727,000	938,754
4.125%, 06/28/2016		570,000	782,757
Bank of America Corp.
1.886%, 01/30/2014 (P)		$350,000	344,486
3.875%, 03/22/2017		475,000	473,600
4.750%, 04/03/2017	EUR	150,000	187,247
5.500%, 12/04/2019	GBP	40,000	62,702
5.650%, 05/01/2018		$1,030,000	1,073,326
5.750%, 08/15/2016		210,000	217,788
6.500%, 08/01/2016		325,000	352,024
Bank of Montreal
6.170%, 03/28/2023 (P)	CAD	30,000	33,831
Bank of Nova Scotia
2.550%, 01/12/2017		$320,000	332,972
2.740%, 12/01/2016	CAD	30,000	29,423
3.340%, 03/25/2015		70,000	70,218
Banque du Liban
10.000%, 04/25/2015		$100,000	117,000
Barclays Bank PLC
4.000%, 10/07/2019	EUR	400,000	555,304
5.200%, 07/10/2014		$880,000	926,088
5.250%, 05/27/2014	EUR	50,000	66,015
5.750%, 08/17/2021	GBP	50,000	83,889
6.000%, 01/14/2021	EUR	125,000	140,682
6.750%, 05/22/2019		$280,000	322,719
BB&T Corp.
5.700%, 04/30/2014		285,000	310,261
BBVA Senior Finance SAU
4.875%, 01/23/2014	EUR	100,000	123,992
Berkshire Hathaway Finance Corp.
4.250%, 01/15/2021		$435,000	479,106
Berkshire Hathaway, Inc.
2.200%, 08/15/2016		385,000	399,705
BPCE SA
2.375%, 10/04/2013 (S)		975,000	955,788
BR Properties SA
9.000%, (Q) (S)		200,000	206,000
Canadian Imperial Bank of Commerce
2.650%, 11/08/2016	CAD	30,000	29,272
Capital One Financial Corp.
2.125%, 07/15/2014		$510,000	513,880
2.150%, 03/23/2015		420,000	421,839
7.375%, 05/23/2014		225,000	247,582
CB Richard Ellis Services, Inc.
6.625%, 10/15/2020		275,000	292,875
CBRE Services, Inc.
11.625%, 06/15/2017		200,000	226,000
Central China Real Estate, Ltd.
12.250%, 10/20/2015		500,000	508,750

174

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
CIT Group, Inc.
4.750%, 02/15/2015 (S)		$1,125,000	$1,119,375
5.250%, 03/15/2018		225,000	221,625
5.375%, 05/15/2020		400,000	384,000
5.500%, 02/15/2019 (S)		1,475,000	1,434,438
6.625%, 04/01/2018 (S)		1,025,000	1,063,438
Citigroup Finance Canada, Inc.
6.750%, 09/22/2014	CAD	45,000	46,890
Citigroup, Inc.
1.126%, 05/31/2017 (P)	EUR	50,000	49,529
1.398%, 04/01/2014 (P)		$610,000	598,011
3.500%, 08/05/2015	EUR	110,000	138,701
4.587%, 12/15/2015		$290,000	301,860
5.375%, 08/09/2020		350,000	376,438
6.125%, 05/15/2018		830,000	903,608
6.250%, 09/02/2019	GBP	70,000	117,013
7.375%, 06/16/2014	EUR	50,000	67,541
Citigroup, Inc. (4.750% to 02/10/2014,
then 3 month EURIBOR + 1.400%)
02/10/2019		40,000	40,806
Cloverie PLC (7.500% until 07/24/2019,
then 3 month EURIBOR + 5.850%)
07/24/2039		100,000	132,308
CNA Financial Corp.
5.875%, 08/15/2020		$330,000	361,496
6.500%, 08/15/2016		140,000	158,214
CNH Capital, Inc.
6.250%, 11/01/2016 (S)		700,000	729,750
Commonwealth Bank of Australia
1.950%, 03/16/2015		270,000	271,764
2.750%, 10/15/2012 (S)		110,000	110,692
3.625%, 10/14/2014	CAD	50,000	49,075
5.500%, 08/06/2019	EUR	75,000	99,022
Country Garden Holdings Company, Ltd.
11.125%, 02/23/2018 (S)		$450,000	433,125
11.250%, 04/22/2017 (S)		100,000	97,750
Credit Suisse AG London
6.125%, 08/05/2013	EUR	50,000	65,177
Credit Suisse Group Finance
Guernsey, Ltd.
6.375%, 06/07/2013		44,000	56,517
Credit Suisse/London
5.125%, 09/18/2017		125,000	176,401
Danske Bank A/S
4.750%, 06/04/2014		75,000	97,621
Deutsche Bank AG
4.875%, 09/24/2012		50,000	62,545
5.125%, 01/31/2013		35,000	44,074
5.375%, 10/12/2012		$380,000	385,475
Discover Financial Services
10.250%, 07/15/2019		245,000	333,479
DNB Bank ASA
3.200%, 04/03/2017 (S)		970,000	980,222
DnB NOR Bank ASA
3.875%, 06/29/2020	EUR	75,000	100,357
E*Trade Financial Corp.
6.750%, 06/01/2016		$300,000	304,500
7.875%, 12/01/2015		450,000	456,750
E*Trade Financial Corp., PIK
12.500%, 11/30/2017		1,741,000	1,997,798
Emaar Sukuk Ltd.
8.500%, 08/03/2016		250,000	270,950
Eurohypo AG
4.500%, 01/21/2013 (S)	EUR	342,000	433,043

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
European Investment Bank
8.750%, 08/25/2017	GBP	360,000	$728,938
FCE Bank PLC
4.750%, 01/19/2015	EUR	100,000	130,451
Federal Realty Investment Trust
5.900%, 04/01/2020		$55,000	62,709
6.000%, 07/15/2012		95,000	95,449
Fifth Third Bancorp
3.500%, 03/15/2022		180,000	182,961
3.625%, 01/25/2016		385,000	405,846
6.250%, 05/01/2013		380,000	397,846
8.250%, 03/01/2038		270,000	382,273
GE Capital Canada Funding Company
5.730%, 10/22/2037	CAD	35,000	39,132
GE Capital European Funding
4.625%, 02/22/2027	EUR	100,000	138,678
5.250%, 05/18/2015		145,000	196,868
GE Capital Trust IV (4.625% to
09/15/2016, then month EURIBOR
+1.600%)
09/15/2066		135,000	139,381
GE Capital UK Funding Company
5.625%, 12/12/2014 to 04/25/2019	GBP	80,000	135,850
General Electric Capital Corp.
1.099%, 04/07/2014 (P)		$610,000	609,906
2.100%, 01/07/2014		820,000	831,239
4.625%, 01/07/2021		755,000	825,133
5.300%, 02/11/2021		860,000	957,969
5.875%, 01/14/2038		450,000	513,092
6.875%, 01/10/2039		415,000	532,621
General Shopping Finance, Ltd.
10.000%, 11/09/2015 (Q)		20,000	19,406
10.000%, 11/09/2015 (Q) (S)		200,000	194,932
GMAC International Finance BV
7.500%, 04/21/2015	EUR	100,000	127,669
GTB Finance B.V.
7.500%, 05/19/2016 (S)		$200,000	207,000
Handelsbanken AB
4.875%, 03/25/2014	EUR	75,000	98,949
Health Care REIT, Inc.
4.700%, 09/15/2017		$160,000	169,472
Healthcare Realty Trust, Inc.
5.750%, 01/15/2021		150,000	160,273
Hospitality Properties Trust
5.625%, 03/15/2017		225,000	240,925
7.875%, 08/15/2014		145,000	157,977
Host Hotels & Resorts LP
5.875%, 06/15/2019		475,000	508,250
6.000%, 10/01/2021 (S)		250,000	266,875
6.750%, 06/01/2016		300,000	307,500
HSBC Bank Canada
3.558%, 10/04/2017	CAD	35,000	35,214
HSBC Bank PLC
3.875%, 10/24/2018	EUR	100,000	135,132
HSBC Bank USA NA
4.625%, 04/01/2014		$100,000	104,130
HSBC Covered Bonds France
3.375%, 01/20/2017	EUR	250,000	330,731
HSBC Holdings PLC
5.100%, 04/05/2021		$665,000	736,158
6.250%, 03/19/2018	EUR	50,000	67,634
6.500%, 05/02/2036		$50,000	55,344

175

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
HSBC Holdings PLC (9.875% to
04/08/2013, then 3 month UK
Gilt + 2.500%)
04/08/2018	GBP	60,000	$97,763
HSBC USA, Inc.
2.375%, 02/13/2015		$380,000	381,246
HUB International Holdings, Inc.
9.000%, 12/15/2014 (S)		550,000	555,500
10.250%, 06/15/2015 (S)		1,200,000	1,213,500
Hypothekenbank in Essen AG
3.875%, 11/21/2013	EUR	421,000	543,784
Inter-American Development Bank
4.400%, 01/26/2026	CAD	410,000	452,241
International Bank For Reconstruction &
Development
3.875%, 05/20/2019	EUR	547,000	789,972
International Lease Finance Corp.
4.875%, 04/01/2015		$300,000	295,646
5.750%, 05/15/2016		600,000	600,628
6.500%, 09/01/2014 (S)		200,000	209,500
6.625%, 11/15/2013		490,000	501,025
8.250%, 12/15/2020		450,000	501,750
8.625%, 01/15/2022		350,000	399,268
8.875%, 09/01/2017		625,000	698,438
Intesa Sanpaolo SpA
4.000%, 11/08/2018	EUR	200,000	221,902
iPayment, Inc.
10.250%, 05/15/2018		$625,000	559,375
IPIC GMTN Ltd.
5.875%, 03/14/2021	EUR	100,000	133,295
IRSA Inversiones y Representaciones SA
11.500%, 07/20/2020 (S)		$347,000	309,213
Itau Unibanco Holding SA
5.650%, 03/19/2022 (S)		400,000	392,000
Jefferies Group, Inc.
3.875%, 11/09/2015		420,000	405,678
5.125%, 04/13/2018		40,000	38,000
8.500%, 07/15/2019		155,000	164,300
JPMorgan Chase & Company
1.224%, 05/02/2014 (P)		670,000	666,561
3.400%, 06/24/2015		260,000	268,398
3.700%, 01/20/2015		90,000	93,358
4.500%, 01/24/2022		1,625,000	1,734,936
5.250%, 01/14/2015	EUR	100,000	134,441
6.300%, 04/23/2019		$95,000	110,448
JPMorgan Chase & Company (4.375% to
11/12/2014, then 3 month
EURIBOR + 1.500%)
11/12/2019	EUR	100,000	112,527
Kazakhstan Temir Zholy Finance BV
7.000%, 05/11/2016		$250,000	273,125
Kazkommertsbank JSC
8.500%, 05/11/2018 (S)		400,000	344,000
KBC Internationale
Financieringsmaatschappij NV
3.875%, 03/31/2015	EUR	70,000	87,043
KeyCorp
3.750%, 08/13/2015		$450,000	474,230
5.100%, 03/24/2021		165,000	186,579
Kilroy Realty LP
4.800%, 07/15/2018		315,000	335,380
5.000%, 11/03/2015		260,000	277,623
6.625%, 06/01/2020		295,000	342,690
Kreditanstalt fuer Wiederaufbau
4.375%, 07/04/2018	EUR	575,000	841,165

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Kreditanstalt fuer Wiederaufbau (continued)
4.700%, 06/02/2037	CAD	245,000	$270,417
5.500%, 12/07/2015	GBP	525,000	930,435
6.000%, 08/20/2020	AUD	1,327,000	1,430,615
KWG Property Holding, Ltd.
12.500%, 08/18/2017		$100,000	91,000
12.750%, 03/30/2016		400,000	380,551
Legal & General Group PLC (4.000% to
06/08/2015 then 3 month EURIBOR
+1.700%)
06/08/2025	EUR	60,000	64,174
Lincoln National Corp.
4.850%, 06/24/2021		$290,000	303,622
Lloyds TSB Bank PLC
6.375%, 06/17/2016	EUR	160,000	217,288
6.500%, 03/24/2020		150,000	154,081
MassMutual Global Funding II
3.625%, 07/16/2012 (S)		$354,000	355,119
Merrill Lynch & Company, Inc.
4.450%, 01/31/2014	EUR	60,000	75,318
7.750%, 05/14/2038		$265,000	301,975
MetLife Institutional Funding II
1.368%, 04/04/2014 (P) (S)		365,000	366,205
MetLife, Inc.
1.716%, 08/06/2013 (P)		225,000	227,148
4.750%, 02/08/2021		150,000	165,452
Metropolitan Life Global Funding I
4.625%, 05/16/2017	EUR	100,000	136,035
Morgan Stanley
2.066%, 01/24/2014 (P)		$650,000	625,598
3.450%, 11/02/2015		245,000	232,873
4.000%, 07/24/2015		190,000	183,747
4.100%, 01/26/2015		405,000	395,496
4.200%, 11/20/2014		75,000	73,769
4.900%, 02/23/2017	CAD	45,000	42,662
5.000%, 05/02/2019	EUR	150,000	177,403
5.125%, 11/30/2015	GBP	100,000	154,617
5.375%, 08/10/2020	EUR	100,000	115,251
6.000%, 04/28/2015		$615,000	625,592
6.625%, 04/01/2018		100,000	101,542
MPT Operating Partnership LP
6.375%, 02/15/2022		200,000	199,000
6.875%, 05/01/2021		350,000	360,500
National Australia Bank, Ltd.
2.350%, 11/16/2012 (S)		215,000	216,406
5.375%, 12/08/2014	GBP	50,000	83,158
National Rural Utilities Cooperative
Finance Corp.
1.000%, 02/02/2015		$50,000	50,357
Nationwide Building Society
3.750%, 01/20/2015	EUR	50,000	64,028
4.375%, 02/28/2022		250,000	357,539
5.625%, 09/09/2019	GBP	50,000	83,704
6.750%, 07/22/2020	EUR	75,000	85,648
Neuberger Berman Group LLC
5.625%, 03/15/2020 (S)		$350,000	357,000
5.875%, 03/15/2022 (S)		635,000	644,525
New York Life Funding
5.125%, 02/03/2015	GBP	50,000	83,460
New York Life Global Funding
2.450%, 07/14/2016 (S)		$340,000	352,517
4.375%, 01/19/2017	EUR	100,000	135,790
Nordea Bank AB
1.750%, 10/04/2013 (S)		$195,000	194,957
2.125%, 01/14/2014 (S)		200,000	200,695

176

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Nordea Bank AB (continued)
2.500%, 11/13/2012 (S)		$165,000	$166,247
3.125%, 03/20/2017 (S)		540,000	543,816
3.750%, 02/24/2017	EUR	100,000	133,431
4.875%, 05/13/2021 (S)		$650,000	634,121
Nordea Hypotek AB
3.500%, 01/18/2017	EUR	294,000	398,232
Nuveen Investments, Inc.
5.500%, 09/15/2015		$825,000	742,500
10.500%, 11/15/2015		1,860,000	1,878,600
Ohio National Financial Services, Inc.
6.350%, 04/01/2013 (S)		15,000	15,402
Omega Healthcare Investors, Inc.
6.750%, 10/15/2022		475,000	501,125
Pacific Life Funding LLC
5.125%, 01/20/2015	GBP	50,000	81,320
PNC Funding Corp.
3.300%, 03/08/2022		$425,000	434,912
5.625%, 02/01/2017		115,000	128,753
Principal Financial Global
Funding II LLC
4.500%, 01/26/2017	EUR	50,000	64,548
Principal Financial Group, Inc.
6.050%, 10/15/2036		$180,000	207,917
7.875%, 05/15/2014		385,000	429,362
8.875%, 05/15/2019		135,000	176,758
ProLogis LP
4.500%, 08/15/2017		330,000	346,944
6.625%, 12/01/2019		185,000	215,508
Promsvyazbank OJSC
6.200%, 04/25/2014 (S)		400,000	390,507
6.200%, 04/25/2014		200,000	195,250
Provident Companies, Inc.
7.000%, 07/15/2018		380,000	442,093
Provident Funding Associates LP
10.125%, 02/15/2019 (S)		125,000	111,875
10.250%, 04/15/2017 (S)		350,000	362,250
Prudential Financial, Inc.
2.750%, 01/14/2013		95,000	96,028
3.625%, 09/17/2012		425,000	428,318
4.750%, 09/17/2015		220,000	238,047
5.375%, 06/21/2020		250,000	282,240
Rabobank Nederland NV
4.125%, 01/14/2020	EUR	75,000	101,371
4.250%, 01/16/2017		50,000	67,700
Raymond James Financial, Inc.
4.250%, 04/15/2016		$120,000	124,928
RCI Banque SA
2.339%, 04/11/2014 (P) (S)		195,000	189,253
4.375%, 01/27/2015	EUR	148,000	187,860
4.600%, 04/12/2016 (S)		$435,000	435,098
Reckson Operating Partnership LP
6.000%, 03/31/2016		245,000	260,766
Regency Centers LP
5.875%, 06/15/2017		120,000	135,142
6.000%, 06/15/2020		165,000	188,807
Regions Bank
7.500%, 05/15/2018		600,000	672,000
Regions Financial Corp.
5.750%, 06/15/2015		310,000	325,500
Reinsurance Group of America, Inc.
5.000%, 06/01/2021		240,000	252,049
5.625%, 03/15/2017		150,000	164,859
6.450%, 11/15/2019		445,000	507,210

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Reliance Intermediate Holdings LP
9.500%, 12/15/2019 (S)		$425,000	$467,500
Rouse Company LP
6.750%, 05/01/2013 (S)		100,000	102,250
6.750%, 11/09/2015		625,000	653,125
Royal Bank of Canada
0.766%, 04/17/2014 (P)		410,000	410,760
4.625%, 01/22/2018	EUR	390,000	562,286
Royal Bank of Canada (4.350% to
06/15/2015, then 3 month
CDOR + 1.410%)
06/15/2020	CAD	50,000	50,711
Russian Agricultural Bank
6.299%, 05/15/2017		$200,000	210,026
Simon Property Group LP
4.200%, 02/01/2015		250,000	266,576
Skandinaviska Enskilda Banken AB
3.750%, 05/19/2016	EUR	100,000	132,283
6.625%, 07/09/2014	GBP	50,000	83,602
SLM Corp.
4.750%, 03/17/2014	EUR	100,000	121,971
5.050%, 11/14/2014		$75,000	75,824
5.125%, 08/27/2012		515,000	518,057
5.375%, 05/15/2014		500,000	511,241
6.000%, 01/25/2017		865,000	850,474
6.250%, 01/25/2016		960,000	972,000
8.450%, 06/15/2018		915,000	965,325
Societe Generale SA
2.500%, 01/15/2014 (S)		205,000	199,826
5.250%, 03/28/2013	EUR	100,000	127,409
5.400%, 01/30/2018	GBP	25,000	32,656
Springleaf Finance Corp.
6.900%, 12/15/2017		$425,000	333,625
Standard Bank PLC
8.125%, 12/02/2019		700,000	763,700
Standard Chartered Bank
5.875%, 09/26/2017	EUR	150,000	196,132
Standard Chartered PLC
3.850%, 04/27/2015 (S)		$355,000	370,479
State Street Corp.
0.825%, 03/07/2014 (P)		270,000	271,270
Sumitomo Mitsui Banking Corp.
1.900%, 01/12/2015 (S)		420,000	424,278
Sun Life Financial Global Funding LP
0.719%, 10/06/2013 (P) (S)		250,000	247,623
SunTrust Banks, Inc.
3.600%, 04/15/2016		305,000	316,904
Svenska Handelsbanken AB
5.500%, 05/26/2016	GBP	50,000	85,392
Synovus Financial Corp.
5.125%, 06/15/2017		$500,000	458,750
7.875%, 02/15/2019		150,000	157,125
Taylor Morrison Communities, Inc.
7.750%, 04/15/2020 (S)		600,000	618,000
The Goldman Sachs Group, Inc.
1.466%, 02/07/2014 (P)		580,000	565,824
3.625%, 02/07/2016		485,000	477,817
3.700%, 08/01/2015		160,000	158,734
4.500%, 01/30/2017	EUR	150,000	186,773
5.250%, 12/15/2015	GBP	10,000	16,015
5.750%, 01/24/2022		$325,000	333,680
6.125%, 02/14/2017	GBP	20,000	32,226
6.250%, 02/01/2041		$255,000	257,460
6.375%, 05/02/2018	EUR	35,000	47,053
6.750%, 10/01/2037		$190,000	187,324

177

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
The Goldman Sachs Group, Inc. (continued)
7.500%, 02/15/2019		$140,000	$159,094
The Royal Bank of Scotland Group PLC
5.250%, 05/15/2013	EUR	60,000	76,224
The Royal Bank of Scotland PLC
3.400%, 08/23/2013		$570,000	575,097
5.375%, 09/30/2019	EUR	150,000	190,227
5.750%, 05/21/2014		50,000	65,434
The Toronto-Dominion Bank
0.646%, 07/26/2013 (P)		$135,000	135,281
0.767%, 07/14/2014 (P)		135,000	135,506
The Toronto-Dominion Bank (5.69% to
06/03/2013 then 3 month
CDOR + 1.000%)
06/03/2018	CAD	65,000	65,252
TransCapitalInvest, Ltd.
8.700%, 08/07/2018		$290,000	353,800
Turkiye Garanti Bankasi AS
6.250%, 04/20/2021 (S)		400,000	397,000
U.S. Bancorp
2.200%, 11/15/2016		435,000	445,724
3.442%, 02/01/2016		655,000	677,294
UBS AG
1.466%, 01/28/2014 (P)		250,000	248,252
UBS AG/London
6.000%, 04/18/2018	EUR	50,000	73,602
6.375%, 07/20/2016	GBP	25,000	42,420
UniCredit SpA
4.250%, 07/29/2016	EUR	232,000	292,934
Unum Group
5.625%, 09/15/2020		$115,000	125,762
UnumProvident Finance Company PLC
6.850%, 11/15/2015 (S)		105,000	117,775
USI Holdings Corp.
9.750%, 05/15/2015 (S)		225,000	223,313
VEB Finance, Ltd.
6.902%, 07/09/2020 (S)		105,000	111,640
Ventas Realty LP
3.125%, 11/30/2015		255,000	261,181
4.000%, 04/30/2019		295,000	302,432
Verisure Holding AB
8.750%, 09/01/2018 (S)	EUR	100,000	115,922
Wells Fargo & Company
1.250%, 02/13/2015		$335,000	333,519
2.100%, 05/08/2017		265,000	262,397
3.500%, 03/08/2022		835,000	848,109
Westpac Banking Corp.
2.100%, 08/02/2013		200,000	202,721
4.875%, 09/28/2012	EUR	75,000	93,950
5.000%, 10/21/2019	GBP	50,000	83,961
Weyerhaeuser Company
8.500%, 01/15/2025		$475,000	577,064
Woodside Finance, Ltd.
4.500%, 11/10/2014 (S)		245,000	260,202
WT Finance Australia Pty, Ltd.
3.625%, 06/27/2012	EUR	50,000	61,886

			110,762,804
Health Care - 1.9%
Accellent, Inc.
8.375%, 02/01/2017		$75,000	74,250
10.000%, 11/01/2017		425,000	342,125
Agilent Technologies, Inc.
6.500%, 11/01/2017		150,000	181,321

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
AMERIGROUP Corp.
7.500%, 11/15/2019		$450,000	$481,500
AmerisourceBergen Corp.
3.500%, 11/15/2021		95,000	100,201
5.625%, 09/15/2012		385,000	390,340
Aristotle Holding, Inc.
2.750%, 11/21/2014 (S)		245,000	250,780
3.900%, 02/15/2022 (S)		255,000	264,803
Bausch & Lomb, Inc.
9.875%, 11/01/2015		75,000	78,563
Biomet, Inc.
11.625%, 10/15/2017		1,480,000	1,568,800
Boston Scientific Corp.
4.500%, 01/15/2015		675,000	723,096
Capella Healthcare, Inc.
9.250%, 07/01/2017		625,000	625,000
Capsugel Financeco SCA
9.875%, 08/01/2019 (S)	EUR	600,000	778,995
Cardinal Health, Inc.
1.900%, 06/15/2017		$65,000	64,993
4.625%, 12/15/2020		220,000	247,427
5.500%, 06/15/2013		280,000	292,774
Community Health Systems, Inc.
8.000%, 11/15/2019		1,495,000	1,526,769
8.875%, 07/15/2015		163,000	167,177
Crown Newco 3 PLC
7.000%, 02/15/2018 (S)	GBP	200,000	293,599
DaVita, Inc.
6.375%, 11/01/2018		$300,000	303,750
Express Scripts, Inc.
3.125%, 05/15/2016		535,000	557,467
5.250%, 06/15/2012		400,000	400,469
6.250%, 06/15/2014		245,000	268,177
Fresenius Medical
Care US Finance II, Inc.
5.625%, 07/31/2019 (S)		525,000	521,063
5.875%, 01/31/2022 (S)		300,000	298,500
Gilead Sciences, Inc.
2.400%, 12/01/2014		150,000	154,528
Grifols, Inc.
8.250%, 02/01/2018		200,000	212,750
HCA, Inc.
7.500%, 02/15/2022		1,525,000	1,598,391
8.500%, 04/15/2019		100,000	110,375
Health Management Associates, Inc.
7.375%, 01/15/2020 (S)		300,000	307,500
IASIS Healthcare LLC
8.375%, 05/15/2019		575,000	540,500
InVentiv Health, Inc.
10.000%, 08/15/2018 (S)		625,000	526,500
Kaiser Foundation Hospitals
3.500%, 04/01/2022		200,000	208,449
Kindred Healthcare, Inc.
8.250%, 06/01/2019		350,000	304,500
Life Technologies Corp.
3.375%, 03/01/2013		315,000	319,375
3.500%, 01/15/2016		180,000	188,256
4.400%, 03/01/2015		460,000	490,437
LifePoint Hospitals, Inc.
6.625%, 10/01/2020		150,000	157,125
MedAssets, Inc.
8.000%, 11/15/2018		300,000	309,750
Medco Health Solutions, Inc.
2.750%, 09/15/2015		135,000	139,289

178

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Medtronic, Inc.
3.125%, 03/15/2022		$60,000	$61,773
Merck Financial Services GmbH
3.375%, 03/24/2015	EUR	100,000	130,422
MultiPlan, Inc.
9.875%, 09/01/2018 (S)		$500,000	530,000
Mylan, Inc.
7.625%, 07/15/2017 (S)		200,000	218,250
Ontex IV SA
7.500%, 04/15/2018 (S)	EUR	525,000	619,950
Radiation Therapy Services, Inc.
9.875%, 04/15/2017		$300,000	231,000
Tenet Healthcare Corp.
6.250%, 11/01/2018 (S)		625,000	631,250
8.875%, 07/01/2019		25,000	27,813
Truven Health Analytics, Inc.
10.625%, 06/01/2020 (S)		175,000	175,875
UnitedHealth Group, Inc.
1.875%, 11/15/2016		100,000	102,292
3.875%, 10/15/2020		40,000	43,715
4.625%, 11/15/2041		290,000	313,231
4.700%, 02/15/2021		200,000	230,137
Universal Health Services, Inc.
7.000%, 10/01/2018		100,000	107,000
Universal Hospital Services, Inc., PIK
8.500%, 06/01/2015		100,000	101,875
Vanguard Health
Holding Company II LLC
7.750%, 02/01/2019		325,000	318,500
8.000%, 02/01/2018		200,000	196,000
Vanguard Health Systems, Inc.
Zero Coupon 02/01/2016 (Z)		17,000	11,773
Watson Pharmaceuticals, Inc.
5.000%, 08/15/2014		260,000	277,143
WellPoint, Inc.
4.350%, 08/15/2020		270,000	299,402
6.000%, 02/15/2014		185,000	199,892
6.800%, 08/01/2012		150,000	151,415

			21,348,372
Industrials - 3.2%
Adecco International Financial
Services BV
4.750%, 04/13/2018	EUR	100,000	133,286
AerCap Aviation Solutions BV
6.375%, 05/30/2017 (S)		$350,000	346,500
Aeropuertos Argentina 2000 SA
10.750%, 12/01/2020 (S)		47,500	43,700
Aguila 3 SA
7.875%, 01/31/2018 (S)		450,000	459,000
Air Jamaica, Ltd.
9.375%, 07/08/2015		57,500	59,656
Air Lease Corp.
5.625%, 04/01/2017 (S)		575,000	562,063
Aircastle, Ltd.
6.750%, 04/15/2017 (S)		650,000	643,500
9.750%, 08/01/2018 (S)		200,000	216,500
9.750%, 08/01/2018		225,000	244,688
Amsted Industries, Inc.
8.125%, 03/15/2018 (S)		200,000	212,000
Associated Materials LLC
9.125%, 11/01/2017		575,000	502,406
Autoroutes du Sud de la France
7.375%, 03/20/2019	EUR	100,000	156,813

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Avis Budget Car Rental LLC
9.625%, 03/15/2018		$75,000	$81,469
BAA Funding, Ltd.
4.600%, 02/15/2018	EUR	100,000	132,851
4.875%, 07/15/2021 (S)		$585,000	622,820
5.225%, 02/15/2023	GBP	50,000	83,562
BE Aerospace, Inc.
8.500%, 07/01/2018		$450,000	490,500
Burlington Northern Santa Fe LLC
5.050%, 03/01/2041		100,000	111,114
5.400%, 06/01/2041		345,000	398,273
Canadian National Railway Company
2.850%, 12/15/2021		70,000	72,972
Canadian Pacific Railway Company
7.250%, 05/15/2019		260,000	323,815
Case New Holland, Inc.
7.875%, 12/01/2017		450,000	513,000
Caterpillar Financial Services Corp.
0.758%, 04/01/2014 (P)		400,000	401,476
CEVA Group PLC
8.375%, 12/01/2017 (S)		325,000	316,063
Cie de St-Gobain
4.000%, 10/08/2018	EUR	100,000	130,913
Clondalkin Acquisition BV
2.474%, 12/15/2013 (P) (S)		$75,000	67,500
Coleman Cable, Inc.
9.000%, 02/15/2018		325,000	337,188
Columbus McKinnon Corp.
7.875%, 02/01/2019		150,000	158,250
Continental Airlines 2009-1 Pass
Through Trust
9.000%, 07/08/2016		168,103	192,477
Continental Airlines 2009-2 Class A Pass
Through Trust
7.250%, 11/10/2019		225,436	253,616
Continental Airlines 2009-2 Class B Pass
Through Trust
9.250%, 05/10/2017		78,198	85,725
Continental Airlines 2010-1 Class A Pass
Through Trust
4.750%, 01/12/2021		132,400	138,689
Continental Airlines 2012-1 Class A Pass
Through Trust
4.150%, 04/11/2024		155,000	153,063
Continental Airlines, Inc.
6.750%, 09/15/2015 (S)		775,000	780,813
CSX Corp.
5.750%, 03/15/2013		175,000	181,678
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 08/10/2022		102,611	111,333
Delta Air Lines 2009-1 Class A Pass
Through Trust
7.750%, 12/17/2019		65,793	75,169
Delta Air Lines 2010-2 Class A Pass
Through Trust
4.950%, 05/23/2019		109,946	115,993
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019		79,128	83,875
Delta Air Lines, Inc.
9.500%, 09/15/2014 (S)		317,000	333,643
12.250%, 03/15/2015 (S)		1,025,000	1,107,000
DP World Sukuk, Ltd.
6.250%, 07/02/2017		270,000	284,175

179

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
DP World Sukuk, Ltd. (continued)
6.250%, 07/02/2017 (S)		$770,000	$810,425
Ducommun, Inc.
9.750%, 07/15/2018		300,000	317,250
Dycom Investments, Inc.
7.125%, 01/15/2021		375,000	388,125
ERAC USA Finance LLC
2.250%, 01/10/2014 (S)		110,000	110,747
2.750%, 07/01/2013 to 03/15/2017 (S)		175,000	177,615
4.500%, 08/16/2021 (S)		60,000	64,193
5.250%, 10/01/2020 (S)		350,000	391,995
5.800%, 10/15/2012 (S)		507,000	515,028
Euramax International, Inc.
9.500%, 04/01/2016		400,000	358,000
Experian Finance PLC
4.750%, 02/04/2020	EUR	100,000	145,150
Fiat Industrial Finance Europe SA
6.250%, 03/09/2018		425,000	518,944
Florida East Coast Holdings Corp., PIK
10.500%, 08/01/2017		$4,645	3,762
Florida East Coast Railway Corp.
8.125%, 02/01/2017		225,000	230,625
FTI Consulting, Inc.
7.750%, 10/01/2016		425,000	440,938
G4S PLC
7.750%, 05/13/2019	GBP	50,000	96,114
Garda World Security Corp.
9.750%, 03/15/2017 (S)		$250,000	265,625
Gategroup Finance Luxembourg SA
6.750%, 03/01/2019 (S)	EUR	200,000	241,736
GATX Corp.
3.500%, 07/15/2016		$440,000	452,529
4.850%, 06/01/2021		410,000	437,691
General Electric Capital Corp.
2.375%, 06/30/2015		235,000	239,879
Georgian Railway LLC
9.875%, 07/22/2015		200,000	217,000
Greater Toronto Airports Authority
6.470%, 02/02/2034 (S)	CAD	25,000	32,730
HD Supply, Inc.
8.125%, 04/15/2019 (S)		$550,000	573,375
Icahn Enterprises LP
8.000%, 01/15/2018		975,000	1,032,281
Kansas City Southern de
Mexico SA de CV
6.125%, 06/15/2021		275,000	297,688
6.625%, 12/15/2020		150,000	163,875
8.000%, 02/01/2018		350,000	388,500
Kratos Defense & Security Solutions, Inc.
10.000%, 06/01/2017		525,000	556,500
L-3 Communications Corp.
4.750%, 07/15/2020		580,000	623,579
6.375%, 10/15/2015		100,000	102,250
Legrand SA
4.250%, 02/24/2017	EUR	50,000	67,397
MAN SE
7.250%, 05/20/2016		25,000	37,731
Manpower, Inc.
4.750%, 06/14/2013		50,000	62,701
Masco Corp.
5.850%, 03/15/2017		$325,000	337,814
6.125%, 10/03/2016		225,000	240,474
Maxim Crane Works LP
12.250%, 04/15/2015 (S)		200,000	194,000

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
McJunkin Red Man Corp.
9.500%, 12/15/2016		$150,000	$160,500
Mead Products LLC / Acco Brands Corp.
6.750%, 04/30/2020 (S)		275,000	282,563
MPL 2 Acquisition Canco, Inc.
9.875%, 08/15/2018 (S)		225,000	193,500
National Express Group PLC
6.250%, 01/13/2017	GBP	50,000	83,093
Nord Anglia Education UK Holdings PLC
10.250%, 04/01/2017 (S)		$400,000	408,000
Nortek, Inc.
8.500%, 04/15/2021		850,000	824,500
10.000%, 12/01/2018		375,000	395,625
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.350%, 06/30/2021 (S)		98,000	101,185
Odebrecht Finance, Ltd.
6.000%, 04/05/2023 (S)		200,000	206,500
Oshkosh Corp.
8.250%, 03/01/2017		275,000	302,156
Owens Corning
9.000%, 06/15/2019		450,000	551,961
PACCAR Financial Corp.
1.600%, 03/15/2017		315,000	316,270
Plastipak Holdings, Inc.
10.625%, 08/15/2019 (S)		175,000	199,063
RBS Global, Inc.
8.500%, 05/01/2018		175,000	185,938
Rentokil Initial PLC
5.750%, 03/31/2016	GBP	50,000	81,662
Republic Services, Inc.
3.550%, 06/01/2022		$300,000	304,287
5.700%, 05/15/2041		600,000	687,380
Rolls-Royce PLC
7.375%, 06/14/2016	GBP	25,000	47,158
Roper Industries, Inc.
6.250%, 09/01/2019		$355,000	425,718
6.625%, 08/15/2013		150,000	158,462
Schaeffler Finance BV
7.750%, 02/15/2017 (S)		200,000	206,750
8.500%, 02/15/2019 (S)		400,000	420,500
8.750%, 02/15/2019 (S)	EUR	100,000	126,741
Securitas AB
6.500%, 04/02/2013		50,000	64,331
Sequa Corp.
11.750%, 12/01/2015 (S)		$325,000	344,906
13.500%, 12/01/2015 (S)		125,000	132,656
Sigma Alimentos SA de CV
5.625%, 04/14/2018 (S)		300,000	314,250
Southwest Airlines Company
5.125%, 03/01/2017		385,000	424,235
5.250%, 10/01/2014		190,000	203,642
Spirit Aerosystems, Inc.
7.500%, 10/01/2017		125,000	133,750
SPX Corp.
6.875%, 09/01/2017		250,000	272,500
Terex Corp.
6.500%, 04/01/2020		175,000	174,563
8.000%, 11/15/2017		575,000	585,063
10.875%, 06/01/2016		25,000	28,000
The Manitowoc Company, Inc.
8.500%, 11/01/2020		175,000	187,688
TransDigm, Inc.
7.750%, 12/15/2018		475,000	504,688

180

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
U.S. Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023		$98,222	$102,887
Union Pacific Corp.
4.750%, 09/15/2041		405,000	435,109
United Air Lines, Inc.
12.000%, 11/01/2013 (S)		100,000	105,125
United Technologies Corp.
1.200%, 06/01/2015		235,000	237,369
4.500%, 06/01/2042		150,000	161,566
UR Financing Escrow Corp.
5.750%, 07/15/2018 (S)		250,000	254,375
USG Corp.
8.375%, 10/15/2018 (S)		50,000	52,000
Valmont Industries, Inc.
6.625%, 04/20/2020		320,000	381,492
Verisk Analytics, Inc.
5.800%, 05/01/2021		260,000	292,275
Waste Management, Inc.
2.600%, 09/01/2016		110,000	114,342
Weatherford International, Ltd.
4.500%, 04/15/2022		180,000	186,536
WM Finance Corp.
9.500%, 06/15/2016 (S)		100,000	106,750
Xefin Lux SCA
8.000%, 06/01/2018 (S)	EUR	100,000	113,140

			35,436,143
Information Technology - 1.8%
Advanced Micro Devices, Inc.
7.750%, 08/01/2020		$275,000	294,938
8.125%, 12/15/2017		100,000	107,250
Affiliated Computer Services, Inc.
5.200%, 06/01/2015		130,000	140,329
Agilent Technologies, Inc.
2.500%, 07/15/2013		130,000	131,908
5.000%, 07/15/2020		145,000	166,525
Alliance Data Systems Corp.
6.375%, 04/01/2020 (S)		425,000	422,875
Altera Corp.
1.750%, 05/15/2017		145,000	146,084
Anixter, Inc.
10.000%, 03/15/2014		300,000	326,250
Avaya, Inc., PIK
10.125%, 11/01/2015		375,000	309,375
Broadcom Corp.
1.500%, 11/01/2013		75,000	75,926
2.375%, 11/01/2015		140,000	145,482
CDW LLC
8.500%, 04/01/2019		525,000	539,438
12.535%, 10/12/2017		1,425,000	1,524,750
Cisco Systems, Inc.
5.500%, 02/22/2016		395,000	458,822
CommScope, Inc.
8.250%, 01/15/2019 (S)		925,000	951,594
Earthlink, Inc.
8.875%, 05/15/2019		200,000	195,000
Epicor Software Corp.
8.625%, 05/01/2019		500,000	501,250
Equinix, Inc.
7.000%, 07/15/2021		800,000	854,000
8.125%, 03/01/2018		325,000	355,063
Fidelity National
Information Services, Inc.
7.625%, 07/15/2017 (S)		100,000	108,375

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Information Technology (continued)
Fidelity National Information
Services, Inc. (continued)
7.625%, 07/15/2017		$220,000	$239,525
7.875%, 07/15/2020		200,000	221,500
First Data Corp.
7.375%, 06/15/2019 (S)		975,000	975,000
8.875%, 08/15/2020 (S)		75,000	80,063
12.625%, 01/15/2021		2,350,000	2,214,875
Fiserv, Inc.
3.125%, 06/15/2016		440,000	455,397
Freescale Semiconductor, Inc.
8.050%, 02/01/2020		75,000	71,250
Hewlett-Packard Company
2.350%, 03/15/2015		220,000	221,960
2.600%, 09/15/2017		195,000	192,509
2.625%, 12/09/2014		150,000	153,077
3.000%, 09/15/2016		465,000	475,659
4.050%, 09/15/2022		395,000	391,049
4.650%, 12/09/2021		150,000	155,605
Hughes Satellite Systems Corp.
6.500%, 06/15/2019		475,000	482,125
7.625%, 06/15/2021		475,000	491,625
iGATE Corp.
9.000%, 05/01/2016		975,000	1,033,500
Jabil Circuit, Inc.
5.625%, 12/15/2020		145,000	151,888
Lawson Software, Inc.
9.375%, 04/01/2019 (S)		450,000	463,500
Lender Processing Services, Inc.
8.125%, 07/01/2016		450,000	468,000
MEMC Electronic Materials, Inc.
7.750%, 04/01/2019		575,000	363,688
NXP BV
9.750%, 08/01/2018 (S)		400,000	451,000
Sensata Technologies BV
6.500%, 05/15/2019 (S)		450,000	451,125
SunGard Data Systems, Inc.
10.250%, 08/15/2015		75,000	77,063
Telefonaktiebolaget LM Ericsson
5.000%, 06/24/2013	EUR	50,000	64,277
Tencent Holdings, Ltd.
4.625%, 12/12/2016 (S)		$300,000	305,048
Viasat, Inc.
8.875%, 09/15/2016		150,000	161,063
Xerox Corp.
1.286%, 05/16/2014 (P)		105,000	104,313
2.950%, 03/15/2017		125,000	126,042
5.650%, 05/15/2013		170,000	176,809
6.350%, 05/15/2018		350,000	411,064

			19,384,833
Materials - 3.0%
AEP Industries, Inc.
8.250%, 04/15/2019		250,000	256,250
AK Steel Corp.
7.625%, 05/15/2020		475,000	439,375
Allegheny Technologies, Inc.
5.950%, 01/15/2021		435,000	490,515
9.375%, 06/01/2019		165,000	211,634
ALROSA Finance SA
7.750%, 11/03/2020 (S)		325,000	336,375
Anglo American Capital PLC
2.150%, 09/27/2013 (S)		210,000	211,093
ArcelorMittal
3.750%, 02/25/2015 to 08/05/2015		590,000	591,657

181

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
ArcelorMittal (continued)
4.500%, 02/25/2017		$390,000	$381,030
5.375%, 06/01/2013		705,000	725,702
9.375%, 06/03/2016	EUR	50,000	71,250
Ball Corp.
7.375%, 09/01/2019		$250,000	273,750
Barrick Gold Finance Company LLC
6.125%, 09/15/2013		300,000	319,483
Barrick North America Finance LLC
5.700%, 05/30/2041		665,000	750,571
BHP Billiton Finance USA Ltd.
1.000%, 02/24/2015		475,000	476,043
Boise Paper Holdings LLC
8.000%, 04/01/2020		150,000	164,250
9.000%, 11/01/2017		200,000	220,500
Building Materials Corp. of America
6.750%, 05/01/2021 (S)		325,000	332,313
BWAY Holding Company
10.000%, 06/15/2018		250,000	275,000
Carpenter Technology Corp.
5.200%, 07/15/2021		295,000	311,056
Cascades, Inc.
7.750%, 12/15/2017		350,000	348,250
7.875%, 01/15/2020		700,000	686,000
Celulosa Arauco y Constitucion SA
4.750%, 01/11/2022 (S)		200,000	203,075
5.000%, 01/21/2021		190,000	197,134
Cemex Espana Luxembourg
9.875%, 04/30/2019 (S)		692,000	577,820
9.875%, 04/30/2019		150,000	125,250
Cemex Finance LLC
9.500%, 12/14/2016		100,000	91,750
9.500%, 12/14/2016 (S)		330,000	302,775
Cemex SAB de CV
5.470%, 09/30/2015 (P) (S)		230,000	190,900
9.000%, 01/11/2018 (S)		100,000	83,000
China Shanshui Cement Group, Ltd.
8.500%, 05/25/2016		400,000	385,000
8.500%, 05/25/2016 (S)		250,000	240,625
10.500%, 04/27/2017 (S)		200,000	199,000
Clarendon Alumina Production, Ltd.
8.500%, 11/16/2021		90,476	89,798
Clearwater Paper Corp.
7.125%, 11/01/2018		150,000	157,875
Corp. Nacional del Cobre de Chile
3.750%, 11/04/2020 (S)		315,000	328,394
7.500%, 01/15/2019 (S)		130,000	166,005
CRH America, Inc.
5.300%, 10/15/2013		140,000	146,235
CRH Finance, Ltd.
7.375%, 05/28/2014	EUR	50,000	68,290
Crown European Holdings SA
7.125%, 08/15/2018 (S)		150,000	197,995
Domtar Corp.
9.500%, 08/01/2016		$50,000	60,021
Eastman Chemical Company
2.400%, 06/01/2017		140,000	140,820
Ecolab, Inc.
2.375%, 12/08/2014		170,000	175,024
3.000%, 12/08/2016		240,000	253,357
Exopack Holding Corp.
10.000%, 06/01/2018		200,000	203,000
Ferrexpo Finance PLC
7.875%, 04/07/2016		200,000	178,000

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
FMG Resources August 2006 Pty, Ltd.
6.000%, 04/01/2017 (S)		$275,000	$263,313
7.000%, 11/01/2015 (S)		475,000	475,000
8.250%, 11/01/2019 (S)		750,000	774,375
Graphic Packaging International, Inc.
7.875%, 10/01/2018		300,000	330,750
9.500%, 06/15/2017		150,000	165,750
Hexion US Finance Corp.
6.625%, 04/15/2020 (S)		375,000	379,688
8.875%, 02/01/2018		375,000	373,125
9.000%, 11/15/2020		150,000	130,875
Holcim US Finance Sarl & Cie SCS
6.000%, 12/30/2019 (S)		555,000	587,089
Huntsman International LLC
8.625%, 03/15/2020 to 03/15/2021		800,000	895,500
Ineos Finance PLC
8.375%, 02/15/2019 (S)		350,000	359,625
9.000%, 05/15/2015 (S)		200,000	209,500
International Paper Company
4.750%, 02/15/2022		680,000	726,953
JMC Steel Group
8.250%, 03/15/2018 (S)		475,000	479,750
Kerling PLC
10.625%, 02/01/2017	EUR	50,000	55,797
10.625%, 02/01/2017 (S)		225,000	251,087
Koppers, Inc.
7.875%, 12/01/2019		$200,000	213,500
Linde Finance BV
6.500%, 01/29/2016	GBP	22,000	39,825
LyondellBasell Industries NV
5.000%, 04/15/2019 (S)		$350,000	356,125
6.000%, 11/15/2021 (S)		400,000	428,000
Mercer International, Inc.
9.500%, 12/01/2017		475,000	492,813
Metalloinvest Finance, Ltd.
6.500%, 07/21/2016 (S)		300,000	293,625
Momentive Performance Materials, Inc.
9.000%, 01/15/2021		175,000	132,125
11.500%, 12/01/2016		725,000	543,750
Mongolian Mining Corp.
8.875%, 03/29/2017 (S)		200,000	194,000
New World Resources NV
7.875%, 05/01/2018 (S)	EUR	275,000	313,685
7.875%, 05/01/2018		50,000	57,034
Newcrest Finance Pty, Ltd.
4.450%, 11/15/2021 (S)		$565,000	597,579
Novelis, Inc.
8.750%, 12/15/2020		475,000	502,313
PolyOne Corp.
7.375%, 09/15/2020		200,000	211,000
Rexam PLC (6.750% to 06/29/2017, then
3 month EURIBOR + 2.900%)
06/29/2067	EUR	150,000	177,592
Rhodia SA
7.000%, 05/15/2018		50,000	68,935
Rio Tinto Finance USA, Ltd.
8.950%, 05/01/2014		$240,000	274,903
Rock-Tenn Company
4.450%, 03/01/2019 (S)		100,000	102,332
4.900%, 03/01/2022 (S)		220,000	228,267
Ryerson Holding Corp.
Zero Coupon 02/01/2015 (Z)		2,300,000	1,236,250
Ryerson, Inc.
12.000%, 11/01/2015		600,000	612,000

182

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Severstal Columbus LLC
10.250%, 02/15/2018		$450,000	$468,000
Severstal OAO
6.250%, 07/26/2016		200,000	194,880
6.700%, 10/25/2017 (S)		175,000	171,376
Solutia, Inc.
7.875%, 03/15/2020		325,000	380,250
8.750%, 11/01/2017		325,000	365,625
Southern Copper Corp.
7.500%, 07/27/2035		200,000	226,431
Steel Dynamics, Inc.
7.750%, 04/15/2016		50,000	51,500
Summit Materials LLC
10.500%, 01/31/2020 (S)		375,000	390,000
Teck Resources, Ltd.
10.250%, 05/15/2016		80,000	90,352
Tekni-Plex, Inc.
9.750%, 06/01/2019 (S)		225,000	223,313
Texas Industries, Inc.
9.250%, 08/15/2020		300,000	294,750
The Dow Chemical Company
2.500%, 02/15/2016		585,000	602,489
8.550%, 05/15/2019		440,000	582,306
Thompson Creek Metals Company, Inc.
7.375%, 06/01/2018		225,000	185,625
United States Steel Corp.
7.500%, 03/15/2022		325,000	315,250
Votorantim Cimentos SA
5.250%, 04/28/2017 (S)	EUR	50,000	65,071
7.250%, 04/05/2041 (S)		$840,000	816,900
Vulcan Materials Company
7.500%, 06/15/2021		425,000	459,000
West China Cement, Ltd.
7.500%, 01/25/2016		200,000	171,500
7.500%, 01/25/2016 (S)		200,000	171,500

			32,393,188
Telecommunication Services - 3.7%
America Movil SAB de CV
2.375%, 09/08/2016		600,000	605,651
3.625%, 03/30/2015		150,000	158,987
4.125%, 10/25/2019	EUR	100,000	135,916
5.625%, 11/15/2017		$430,000	498,898
8.460%, 12/18/2036	MXN	1,000,000	67,654
American Tower Corp.
4.625%, 04/01/2015		$380,000	403,483
4.700%, 03/15/2022		595,000	618,133
7.250%, 05/15/2019		355,000	419,622
Ameritech Capital Funding, Inc.
6.550%, 01/15/2028		130,000	152,006
AT&T, Inc.
0.875%, 02/13/2015		175,000	174,430
5.550%, 08/15/2041		995,000	1,169,740
5.875%, 04/28/2017	GBP	50,000	89,338
6.700%, 11/15/2013		$250,000	272,272
Bell Canada
5.000%, 02/15/2017 (S)	CAD	30,000	31,901
British Telecommunications PLC
5.150%, 01/15/2013		$250,000	256,420
6.500%, 07/07/2015	EUR	50,000	71,015
8.625%, 03/26/2020	GBP	40,000	81,758
CC Holdings GS V LLC
7.750%, 05/01/2017 (S)		$525,000	564,375
CenturyLink, Inc.
7.875%, 08/15/2012		115,000	116,416

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Cincinnati Bell, Inc.
7.000%, 02/15/2015		$450,000	$456,750
Clear Channel Worldwide Holdings, Inc.
7.625%, 03/15/2020 (S)		1,150,000	1,098,250
Cricket Communications, Inc.
7.750%, 05/15/2016 to 10/15/2020		1,400,000	1,309,000
10.000%, 07/15/2015		150,000	153,375
Crown Castle Towers LLC
4.523%, 01/15/2015 (S)		333,000	350,028
6.113%, 01/15/2020 (S)		240,000	280,623
Deutsche Telekom
International Finance BV
6.000%, 01/20/2017	EUR	30,000	44,001
7.125%, 09/26/2012	GBP	30,000	47,014
Digicel Group, Ltd.
10.500%, 04/15/2018 (S)		$900,000	918,000
Digicel, Ltd.
8.250%, 09/01/2017		200,000	201,000
8.250%, 09/01/2017 (S)		375,000	376,875
Discovery Communications LLC
3.700%, 06/01/2015		445,000	472,999
Eileme 2 AB
11.625%, 01/31/2020 (S)		850,000	833,000
Eutelsat SA
4.125%, 03/27/2017	EUR	100,000	132,523
France Telecom SA
8.000%, 12/20/2017	GBP	15,000	28,914
GCI, Inc.
6.750%, 06/01/2021		$275,000	270,875
Goodman Networks, Inc.
12.125%, 07/01/2018 (S)		300,000	303,000
GTP Acquisition Partners I LLC
4.347%, 06/15/2016 (S)		275,000	288,078
7.628%, 06/15/2016 (S)		375,000	390,821
Intelsat Jackson Holdings SA
7.250%, 04/01/2019 to 10/15/2020		550,000	547,906
7.250%, 10/15/2020 (S)		75,000	74,438
8.500%, 11/01/2019		280,000	305,900
Intelsat Luxembourg SA
11.250%, 02/04/2017		1,650,000	1,621,125
Intelsat Luxembourg SA, PIK
11.500%, 02/04/2017 (S)		750,000	729,375
11.500%, 02/04/2017		150,000	147,375
ITC Deltacom, Inc.
10.500%, 04/01/2016		75,000	78,938
Koninklijke KPN NV
4.750%, 01/17/2017	EUR	80,000	109,712
Level 3 Communications, Inc.
11.875%, 02/01/2019		$350,000	375,375
Level 3 Financing, Inc.
8.625%, 07/15/2020 (S)		550,000	561,000
8.750%, 02/15/2017		200,000	206,500
9.375%, 04/01/2019		475,000	504,688
MetroPCS Wireless, Inc.
6.625%, 11/15/2020		450,000	435,375
7.875%, 09/01/2018		850,000	858,500
Nextel Communications, Inc.
7.375%, 08/01/2015		425,000	415,438
Nielsen Finance LLC
11.625%, 02/01/2014		163,000	185,209
NII Capital Corp.
7.625%, 04/01/2021		525,000	441,000
8.875%, 12/15/2019		307,000	283,975
10.000%, 08/15/2016		65,000	67,600

183

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Oi SA
9.750%, 09/15/2016 (S)	BRL	300,000	$157,672
PAETEC Holding Corp.
8.875%, 06/30/2017		$325,000	349,375
9.875%, 12/01/2018		175,000	192,063
Qwest Corp.
7.500%, 10/01/2014		175,000	196,022
Rogers Communications, Inc.
5.380%, 11/04/2019	CAD	25,000	27,251
Sable International Finance, Ltd.
7.750%, 02/15/2017 (S)		$250,000	253,750
8.750%, 02/01/2020 (S)		200,000	207,000
Satmex Escrow SA de CV
9.500%, 05/15/2017		575,000	598,000
SBA Telecommunications, Inc.
8.000%, 08/15/2016		16,000	17,080
8.250%, 08/15/2019		98,000	106,330
SBA Tower Trust
4.254%, 04/15/2015 (S)		280,000	293,153
Sprint Nextel Corp.
7.000%, 03/01/2020 (S)		525,000	528,938
9.000%, 11/15/2018 (S)		1,370,000	1,483,025
9.125%, 03/01/2017 (S)		600,000	595,500
11.500%, 11/15/2021 (S)		325,000	342,875
Sunrise Communications International SA
7.000%, 12/31/2017 (S)	EUR	100,000	129,833
Syniverse Holdings, Inc.
9.125%, 01/15/2019		$625,000	670,313
TDC A/S
3.500%, 02/23/2015	EUR	100,000	130,623
Telecom Italia Capital SA
5.250%, 11/15/2013		$1,035,000	1,029,825
6.175%, 06/18/2014		375,000	373,125
Telecom Italia SpA
5.250%, 02/10/2022	EUR	50,000	56,880
8.250%, 03/21/2016		50,000	68,919
Telefonica Emisiones SAU
2.582%, 04/26/2013		$200,000	197,266
3.661%, 09/18/2017	EUR	150,000	169,162
3.992%, 02/16/2016		$415,000	383,014
4.693%, 11/11/2019	EUR	50,000	57,016
5.375%, 02/02/2018	GBP	50,000	71,154
5.855%, 02/04/2013		$170,000	170,751
5.877%, 07/15/2019		70,000	65,389
6.221%, 07/03/2017		200,000	192,912
Telekom Finanzmanagement GmbH
6.375%, 01/29/2016	EUR	46,000	65,021
Telemar Norte Leste SA
5.125%, 12/15/2017		100,000	127,978
Telesat Canada
11.000%, 11/01/2015		$500,000	528,700
12.500%, 11/01/2017		600,000	670,500
Telstra Corp. Ltd.
6.125%, 08/06/2014	GBP	10,000	16,773
TELUS Corp.
4.950%, 03/15/2017	CAD	25,000	26,606
TPSA Eurofinance France SA
6.000%, 05/22/2014	EUR	100,000	133,715
Trilogy International Partners LLC
10.250%, 08/15/2016 (S)		$25,000	20,625
TVN Finance Corp II AB
10.750%, 11/15/2017	EUR	100,000	126,123
UPCB Finance V, Ltd.
7.250%, 11/15/2021 (S)		$450,000	454,500

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
UPCB Finance VI, Ltd.
6.875%, 01/15/2022 (S)		$325,000	$319,313
UPCB Finance, Ltd.
7.625%, 01/15/2020 (S)	EUR	275,000	349,389
Verizon Virginia, Inc.
4.625%, 03/15/2013		$505,000	520,315
Vimpel Communications
7.748%, 02/02/2021		800,000	747,424
VimpelCom Holdings BV
7.504%, 03/01/2022 (S)		600,000	544,116
VIP Finance Ireland, Ltd.
7.748%, 02/02/2021 (S)		475,000	443,783
Vivendi SA
2.400%, 04/10/2015 (S)		195,000	193,309
3.450%, 01/12/2018 (S)		595,000	573,450
4.875%, 12/02/2019	EUR	100,000	133,003
Vodafone Group PLC
8.125%, 11/26/2018	GBP	50,000	100,969
West Corp.
7.875%, 01/15/2019		$300,000	300,750
8.625%, 10/01/2018		650,000	677,625
Wind Acquisition Finance SA
7.250%, 02/15/2018 (S)		600,000	513,000
11.750%, 07/15/2017 (S)		525,000	446,250
11.750%, 07/15/2017	EUR	100,000	102,320
Wind Acquisition Holdings Finance SA
12.250%, 07/15/2017 (S)		50,000	46,369
12.250%, 07/15/2017		$250,000	185,000
Wind Acquisition Holdings Finance SA,
PIK
12.250%, 07/15/2017 (S)		213,407	157,921
Windstream Corp.
7.875%, 11/01/2017		1,075,000	1,144,875

			40,576,508
Utilities - 2.7%
Abu Dhabi National Energy Company
5.620%, 10/25/2012 (S)		380,000	385,700
AES Andres Dominicana Ltd.
9.500%, 11/12/2020		200,000	207,000
AGL Capital Corp.
5.250%, 08/15/2019		300,000	349,280
Allegheny Energy Supply Company LLC
6.750%, 10/15/2039 (S)		330,000	356,162
AmeriGas Finance LLC
6.750%, 05/20/2020		225,000	221,625
7.000%, 05/20/2022		875,000	857,500
Appalachian Power Company
6.375%, 04/01/2036		115,000	145,382
Black Hills Corp.
6.500%, 05/15/2013		145,000	151,090
9.000%, 05/15/2014		115,000	127,664
Calpine Corp.
7.500%, 02/15/2021 (S)		675,000	705,375
7.875%, 07/31/2020 (S)		475,000	503,500
Centrais Eletricas Brasileiras SA
5.750%, 10/27/2021 (S)		960,000	1,020,000
Centrais Eletricas do Para SA
10.500%, 06/03/2016 (H) (S)		200,000	60,023
Centrica PLC
5.125%, 12/10/2014	GBP	50,000	83,788
7.125%, 12/09/2013	EUR	50,000	67,340
CEZ AS
5.000%, 10/19/2021		50,000	72,353
5.750%, 05/26/2015		50,000	69,302

184

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
China Resources Gas Group Ltd.
4.500%, 04/05/2022 (S)		$200,000	$197,264
Cia de Saneamento Basico do Estado de
Sao Paulo
6.250%, 12/16/2020 (S)		200,000	210,500
CMS Energy Corp.
5.050%, 03/15/2022		200,000	207,829
6.250%, 02/01/2020		105,000	115,923
8.750%, 06/15/2019		100,000	123,527
Comision Federal De Electricidad
5.750%, 02/14/2042 (S)		700,000	710,500
Commonwealth Edison Company
1.625%, 01/15/2014		250,000	253,674
1.950%, 09/01/2016		80,000	82,097
Constellation Energy Group, Inc.
5.150%, 12/01/2020		510,000	562,669
Dominion Resources, Inc.
1.950%, 08/15/2016		130,000	132,305
DPL, Inc.
6.500%, 10/15/2016 (S)		250,000	266,250
7.250%, 10/15/2021 (S)		950,000	1,033,125
DTE Energy Company
1.167%, 06/03/2013 (P)		185,000	185,244
Dubai Electricity & Water Authority
7.375%, 10/21/2020 (S)		100,000	105,200
Duke Energy Corp.
2.150%, 11/15/2016		290,000	298,554
E.CL SA
5.625%, 01/15/2021 (S)		100,000	108,175
E.ON International Finance BV
5.500%, 01/19/2016	EUR	80,000	113,455
6.000%, 10/30/2019	GBP	50,000	93,877
Eastern Power Networks PLC
5.750%, 03/08/2024		20,000	36,066
EDF SA
4.600%, 01/27/2020 (S)		$300,000	322,580
6.250%, 01/25/2021	EUR	50,000	77,473
6.875%, 12/12/2022	GBP	50,000	96,026
EDP Finance BV
5.375%, 11/02/2012 (S)		$305,000	305,763
Empresa de Energia de Bogota SA
6.125%, 11/10/2021 (S)		400,000	413,000
Enel Finance International NV
3.875%, 10/07/2014 (S)		250,000	247,900
5.125%, 10/07/2019 (S)		380,000	359,274
Enel SpA
5.250%, 01/14/2015	EUR	55,000	70,329
ENN Energy Holdings, Ltd.
6.000%, 05/13/2021 (S)		$200,000	201,365
Enogex LLC
6.250%, 03/15/2020 (S)		175,000	198,954
EQT Corp.
8.125%, 06/01/2019		475,000	568,770
Eskom Holdings, Ltd.
5.750%, 01/26/2021		200,000	209,000
5.750%, 01/26/2021 (S)		768,000	802,560
Exelon Generation Company LLC
6.250%, 10/01/2039		335,000	399,991
Ferrellgas LP
6.500%, 05/01/2021		1,050,000	939,750
9.125%, 10/01/2017		100,000	103,500
FirstEnergy Corp.
7.375%, 11/15/2031		55,000	70,181
FirstEnergy Solutions Corp.
4.800%, 02/15/2015		320,000	342,527

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Florida Gas Transmission Company LLC
4.000%, 07/15/2015 (S)		$75,000	$79,157
Foresight Energy LLC
9.625%, 08/15/2017 (S)		625,000	628,125
Gas Natural Capital Markets SA
4.125%, 01/26/2018	EUR	50,000	56,943
5.250%, 07/09/2014		100,000	126,086
GDF Suez
5.625%, 01/18/2016		75,000	106,045
GenOn Energy, Inc.
7.875%, 06/15/2017		$75,000	66,375
9.500%, 10/15/2018		925,000	860,250
Georgia Power Company
1.300%, 09/15/2013		200,000	201,738
Great Plains Energy, Inc.
2.750%, 08/15/2013		160,000	162,613
Hydro One Inc.
5.360%, 05/20/2036	CAD	25,000	29,808
Iberdrola Finance Ireland, Ltd.
3.800%, 09/11/2014 (S)		$555,000	547,444
Ipalco Enterprises, Inc.
5.000%, 05/01/2018		85,000	83,725
Israel Electric Corp., Ltd.
9.375%, 01/28/2020		250,000	283,946
Korea Hydro & Nuclear Power
Company, Ltd.
3.125%, 09/16/2015 (S)		495,000	503,641
LG&E and KU Energy LLC
2.125%, 11/15/2015		160,000	160,142
Majapahit Holding BV
7.750%, 01/20/2020		550,000	627,000
8.000%, 08/07/2019 (S)		100,000	115,250
Massachusetts Electric Company
5.900%, 11/15/2039 (S)		290,000	382,632
Mississippi Power Company
2.350%, 10/15/2016		80,000	83,681
Monongahela Power Company
5.700%, 03/15/2017 (S)		45,000	51,857
National Grid Gas PLC
6.000%, 06/07/2017	GBP	20,000	36,417
National Grid PLC
5.000%, 07/02/2018	EUR	62,000	89,867
6.500%, 04/22/2014		50,000	67,938
National Power Corp.
6.875%, 11/02/2016		$100,000	114,000
9.625%, 05/15/2028		135,000	189,000
Nevada Power Company
6.650%, 04/01/2036		210,000	287,091
6.750%, 07/01/2037		245,000	339,038
NiSource Finance Corp.
5.400%, 07/15/2014		205,000	222,193
5.950%, 06/15/2041		215,000	249,598
6.150%, 03/01/2013		43,000	44,550
6.250%, 12/15/2040		185,000	216,889
10.750%, 03/15/2016		185,000	238,269
Northeast Utilities
5.650%, 06/01/2013		370,000	387,391
Northumbrian Water Finance PLC
6.000%, 10/11/2017	GBP	10,000	18,070
NRG Energy, Inc.
7.625%, 01/15/2018		$225,000	224,438
NV Energy, Inc.
6.250%, 11/15/2020		30,000	32,946
Ohio Power Company
5.750%, 09/01/2013		95,000	100,521

185

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Oncor Electric Delivery Company LLC
4.550%, 12/01/2041 (S)		$275,000	$258,153
ONEOK, Inc.
4.250%, 02/01/2022		225,000	236,454
Pennsylvania Electric Company
6.150%, 10/01/2038		240,000	290,282
Piedmont Natural Gas Company, Inc.
6.000%, 12/19/2033		15,000	18,493
PNM Resources, Inc.
9.250%, 05/15/2015		187,000	216,453
PPL WEM Holdings PLC
3.900%, 05/01/2016 (S)		425,000	447,927
PSEG Power LLC
2.750%, 09/15/2016		85,000	87,911
Public Service Company of Oklahoma
5.150%, 12/01/2019		205,000	238,848
RusHydro Finance, Ltd.
7.875%, 10/28/2015	RUB	7,300,000	209,978
RWE Finance BV
6.375%, 06/03/2013	GBP	30,000	48,373
6.625%, 01/31/2019	EUR	50,000	78,714
Scottish Power UK PLC
8.375%, 02/20/2017	GBP	20,000	37,926
Sempra Energy
1.234%, 03/15/2014 (P)		$285,000	285,029
Severn Trent Utilities Finance PLC
5.250%, 03/11/2016	EUR	65,000	91,277
6.125%, 02/26/2024	GBP	14,000	26,591
Sierra Pacific Power Company
5.450%, 09/01/2013		$190,000	200,100
Southern Company
1.950%, 09/01/2016		115,000	117,632
Southwest Gas Corp.
3.875%, 04/01/2022		190,000	201,789
Talent Yield Investments Ltd.
4.500%, 04/25/2022 (S)		700,000	701,634
Tampa Electric Company
6.150%, 05/15/2037		100,000	134,758
TECO Finance, Inc.
5.150%, 03/15/2020		325,000	373,867
6.572%, 11/01/2017		37,000	44,032
The AES Corp.
7.375%, 07/01/2021 (S)		500,000	540,000
Veolia Environnement SA
5.125%, 05/24/2022	EUR	40,000	55,717
5.250%, 06/03/2013		$155,000	160,220
5.375%, 05/28/2018	EUR	35,000	49,748
Westar Energy, Inc.
5.100%, 07/15/2020		$65,000	77,494

			29,192,335

TOTAL CORPORATE BONDS (Cost $426,351,149)			$437,325,268

CAPITAL PREFERRED SECURITIES - 0.2%
Consumer Staples - 0.1%
Land O’Lakes Capital Trust I
7.450%, 03/15/2028 (S)		450,000	426,375
Financials - 0.1%
JPMorgan Chase Capital XXVII
7.000%, 11/01/2039		450,000	450,395
JPMorgan Chase Capital XVIII
6.950%, 08/17/2036		115,000	115,863
JPMorgan Chase Capital XXII
6.450%, 02/02/2037		145,000	143,190

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CAPITAL PREFERRED SECURITIES (continued)
Financials (continued)
PNC Financial Services Group, Inc.
(6.750% to 08/01/2021, then 3 month
LIBOR + 3.678%)
08/01/2021 (Q)	$510,000	$527,876
USB Capital XIII Trust
6.625%, 12/15/2039	75,000	77,071

		1,314,395

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $1,691,704)		$1,740,770

MUNICIPAL BONDS - 0.8%
Bay Area Toll Authority (California)
6.263%, 04/01/2049	200,000	278,840
Chicago Metropolitan Water Reclamation
District (Illinois)
5.720%, 12/01/2038	165,000	213,358
Chicago Transit Authority, Series A
(Illinois)
6.899%, 12/01/2040	245,000	298,062
City of Chicago (Illinois)
6.395%, 01/01/2040	150,000	197,240
City of Houston (Texas)
5.000%, 03/01/2023	165,000	203,333
5.000%, 03/01/2024	170,000	207,273
City of New York (New York)
6.271%, 12/01/2037	115,000	157,651
5.846%, 06/01/2040	205,000	243,097
5.000%, 04/01/2024	295,000	355,024
Commonwealth of Massachusetts
5.250%, 09/01/2024	200,000	259,858
4.500%, 08/01/2031	190,000	221,006
Commonwealth of Pennsylvania
5.000%, 01/01/2018	240,000	246,698
5.000%, 06/01/2024	410,000	507,687
District of Columbia
5.250%, 12/01/2034	200,000	240,536
5.591%, 12/01/2034	40,000	53,326
East Bay Municipal Utility District
(California)
5.874%, 06/01/2040	135,000	183,288
Florida Hurricane Catastrophe Fund
Finance Corp.
1.019%, 10/15/2012 (P)	440,000	440,136
Guam Power Authority
7.500%, 10/01/2015	110,000	113,850
Kansas Development Finance Authority
5.501%, 05/01/2034	120,000	144,967
Los Angeles Department of Airports
(California)
7.053%, 05/15/2040	185,000	254,878
Maryland State Transportation Authority
5.888%, 07/01/2043	125,000	172,939
Metropolitan Transportation Authority
(New York)
7.336%, 11/15/2039	55,000	82,587
New York City Housing
Development Corp. (New York)
6.420%, 11/01/2027	50,000	51,181
New York City Municipal Water Finance
Authority (New York)
5.952%, 06/15/2042	95,000	126,234

186

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
New York City Transitional Finance
Authority Future Tax Secured Revenue
(New York)
5.000%, 11/01/2024	$110,000	$134,058
5.000%, 02/01/2025	105,000	125,572
Regional Transportation District
(Colorado)
5.000%, 11/01/2038	195,000	218,726
Salt River Project Agricultural
Improvement & Power District
(Arizona)
4.839%, 01/01/2041	155,000	192,299
San Diego County Water Authority
(California)
6.138%, 05/01/2049	100,000	135,412
South Carolina State Public Service
Authority
4.322%, 12/01/2027	260,000	277,046
State of Hawaii
5.000%, 12/01/2023	380,000	465,546
State of Oregon
5.892%, 06/01/2027	60,000	76,958
State of Washington
5.000%, 07/01/2024	185,000	227,104
Texas Transportation Commission
5.178%, 04/01/2030	240,000	298,534
Tobacco Settlement Finance Authority
(West Virginia)
7.467%, 06/01/2047	67,500	50,438
Tompkins County Industrial Development
Agency (New York)
5.000%, 07/01/2037	195,000	220,414
Utah Transit Authority
5.937%, 06/15/2039	135,000	186,041
Virginia Commonwealth Transportation
Board
5.350%, 05/15/2035	35,000	44,385
Virginia Public Building Authority
5.900%, 08/01/2030	205,000	274,358
Virginia Public School Authority
5.000%, 08/01/2023	260,000	325,801

TOTAL MUNICIPAL BONDS (Cost $7,674,120)		$8,505,741

TERM LOANS (M) - 1.4%
Consumer Discretionary - 0.4%
Academy, Ltd.
6.000%, 08/03/2018	199,500	199,249
Alpha D2, Ltd.
5.750%, 04/28/2017	1,000,000	994,821
Caesars Entertainment Operating
Company, Inc.
9.500%, 10/31/2016	844,412	854,029
Charter Communications Operating LLC
3.720%, 09/06/2016	114,854	113,131
Claire’s Stores, Inc.
3.057%, 05/29/2014	498,467	463,915
Jo-Ann Stores, Inc.
4.750%, 03/16/2018	350,000	347,958
KAR Auction Services, Inc.
5.000%, 05/19/2017	277,900	277,292
The ServiceMaster Company
2.740%, 07/24/2014	22,086	21,502
2.795%, 07/24/2014	221,789	215,921
TWCC Holding Corp.
4.250%, 02/13/2017	234,779	233,018

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Consumer Discretionary (continued)
Univision Communications, Inc.
4.489%, 03/31/2017	$297,363	$272,570

		3,993,406
Consumer Staples - 0.0%
Del Monte Corp.
4.500%, 03/08/2018	213,388	208,853
Dunkin’ Brands, Inc.
4.000%, 11/23/2017	210,708	208,261

		417,114
Financials - 0.3%
Asurion Corp.
9.000%, 05/24/2019	750,000	752,143
9.000%, 05/24/2019	450,000	451,286
Capital Automotive LP
5.250%, 03/10/2017	473,214	465,327
Lone Star Intermediate Super
Holdings LLC
- 09/02/2019 (T)	300,000	307,500
Nuveen Investments, Inc.
5.968%, 05/12/2017	321,454	317,633
5.968%, 05/13/2017	328,945	323,805
8.250%, 02/28/2019	700,000	704,813

		3,322,507
Health Care - 0.1%
Biomet, Inc.
3.375%, 03/25/2015	197,416	192,727
HCA, Inc.
3.489%, 05/01/2018	579,981	561,767
Kinetic Concepts, Inc.
7.000%, 05/04/2018	523,688	527,148
Universal Health Services, Inc.
3.750%, 11/15/2016	147,041	146,085
Warner Chilcott Company LLC
4.250%, 03/15/2018	113,143	112,238
4.250%, 03/15/2018	56,571	56,119
4.250%, 03/15/2018	77,786	77,163

		1,673,247
Industrials - 0.2%
AWAS Aviation Capital, Ltd.
5.250%, 06/10/2016	491,489	489,646
Delta Air Lines, Inc.
5.500%, 04/20/2017	375,000	373,711
Fram Group Holdings, Inc.
6.500%, 07/28/2017	149,000	144,158
10.500%, 01/29/2018	325,000	295,750
Generac Acquisition Corp.
- 06/09/2018 (T)	350,000	346,500
HD Supply, Inc.
7.250%, 10/12/2017	1,175,000	1,180,875

		2,830,640
Information Technology - 0.1%
First Data Corp.
5.239%, 03/24/2017	941,095	890,118
Materials - 0.1%
Anchor Glass Container Corp.
6.000%, 03/02/2016	195,871	194,647
Global Brass and Copper, Inc.
10.500%, 08/18/2015	296,078	303,479
Ineos US Finance LLC
- 04/27/2018 (T)	475,000	465,144

187

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Materials (continued)
Sealed Air Corp.
4.750%, 10/03/2018	$147,375	$147,713

		1,110,983
Telecommunication Services - 0.1%
Atlantic Broadband Finance LLC
- 04/04/2019 (T)	350,000	348,338
Intelsat Jackson Holdings SA
5.250%, 04/02/2018	247,500	245,025

		593,363
Utilities - 0.1%
GenOn Energy, Inc.
6.000%, 12/01/2017	475,000	467,638
NRG Energy, Inc.
4.000%, 07/02/2018	148,875	147,200

		614,838

TOTAL TERM LOANS (Cost $15,417,142)		$15,446,216

COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.6%
Commercial & Residential - 2.3%
Adjustable Rate Mortgage Trust,
Series 2005-8, Class 7A-31
0.479%, 11/25/2035 (P)	12,473	11,837
American Tower Trust, Series 2007-1A,
Class D 5.957%, 04/15/2037 (S)	350,000	366,718
Banc of America Funding Corp.
Series 2005-A 5A1,
0.540%, 02/20/2035 (P)	8,928	7,123
Series BAFC 2005-B 2A1,
3.117%, 04/20/2035 (P)	235,965	182,352
Banc of America Merrill Lynch
Commercial Mortgage, Inc.
Series 2005-3, Class A2,
4.501%, 07/10/2043	122,786	122,724
Series 2005-3, Class A4,
4.668%, 07/10/2043	85,000	92,376
Series 2007-1, Class AAB,
5.422%, 01/15/2049	277,394	294,084
Series 2007-5, Class A4,
5.492%, 02/10/2051	960,000	1,082,760
Series 2007-4, Class A4,
5.726%, 02/10/2051 (P)	145,000	164,670
Series 2008-1, Class A4,
6.205%, 02/10/2051 (P)	730,000	847,622
Banc of America Mortgage Securities
Series 2004-I, Class 3A2,
2.756%, 10/25/2034 (P)	21,864	21,855
Series 2004-H, Class 2A2,
2.760%, 09/25/2034 (P)	94,113	84,958
Series 2005-J, Class 2A1,
2.792%, 11/25/2035 (P)	234,871	182,161
Series 2004-A, Class 2A2,
2.966%, 02/25/2034 (P)	69,182	63,334
Series 2004-D, Class 2A2,
3.117%, 05/25/2034 (P)	39,420	36,013
Series 2005-J, Class 3A1,
5.225%, 11/25/2035 (P)	173,524	151,910
Bear Stearns Commercial
Mortgage Securities
Series 2005-PWR8, Class A4,
4.674%, 06/11/2041	310,000	335,643
Series 2005-PWR9, Class AAB,
4.804%, 09/11/2042	232,100	241,296

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Bear Stearns Commercial Mortgage
Securities (continued)
Series 2002-TOP8, Class A2,
4.830%, 08/15/2038	$183,879	$184,689
Series 2005-PWR9, Class A4A,
4.871%, 09/11/2042	1,170,000	1,283,153
Series 2005-PWR7, Class A3,
5.116%, 02/11/2041 (P)	363,000	393,987
Series 2004-T14, Class A4,
5.200%, 01/12/2041 (P)	65,000	68,718
Series 2007-PW15, Class AAB,
5.315%, 02/11/2044	483,990	504,219
Series 2006-PW3, Class A4,
5.540%, 09/11/2041	628,000	709,967
Citicorp Mortgage Securities, Inc.,
Series 2003-11, Class 2A10
5.500%, 12/25/2033	46,681	47,124
Citigroup Commercial Mortgage Trust,
Series 2004-C1, Class A4
5.361%, 04/15/2040 (P)	115,000	122,724
Citigroup/Deutsche Bank
Commercial Mortgage Trust
Series 2007-CD4, Class ASB,
5.278%, 12/11/2049	43,626	45,673
Series 2006-CD3, Class AAB,
5.608%, 10/15/2048	228,172	235,148
Commercial Mortgage Loan Trust,
Series 2008-LS1, Class A3
6.004%, 12/10/2049 (P)	1,225,000	1,224,670
Commercial Mortgage Pass
Through Certificates
Series 2012-LC4, Class A1,
1.156%, 12/10/2044	58,022	58,098
Series 2005-C6, Class A5B,
5.167%, 06/10/2044 (P)	45,000	47,458
Series 2004-LB3A, Class A5,
5.358%, 07/10/2037 (P)	490,000	524,216
Series 2007-C9, Class A4,
5.812%, 12/10/2049 (P)	1,320,000	1,518,562
Credit Suisse Mortgage
Capital Certificates
Series 2006-C5, Class A3,
5.311%, 12/15/2039	660,000	727,333
Series 2008-C1, Class A3,
6.204%, 02/15/2041 (P)	210,000	231,321
DB-UBS Mortgage Trust,
Series 2011-LC3A, Class A2
3.642%, 08/10/2044	360,000	386,242
Fosse Master Issuer PLC
Series 2012-1A, Class 3A1,
1.827%, 10/18/2054 (P) (S)	210,000	210,000
Series 2011-1A, Class A2,
1.866%, 10/18/2054 (P) (S)	720,000	724,902
Series 2011-1A, Class A5,
1.966%, 10/18/2054 (P) (S)	200,000	201,324
GMAC Commercial Mortgage
Securities, Inc., Series 2003-C1,
Class A2 4.079%, 05/10/2036	175,432	177,467
Greenwich Capital
Commercial Funding Corp.
Series 2005-GG3, Class A2,
4.305%, 08/10/2042	41,496	41,474
Series 2005-GG3, Class A3,
4.569%, 08/10/2042	250,000	253,774

188

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Greenwich Capital Commercial
Funding Corp. (continued)
Series 2005-GG3, Class AAB,
4.619%, 08/10/2042	$76,803	$78,415
Series 2007-GG9, Class A4,
5.444%, 03/10/2039	485,000	529,057
GS Mortgage Securities Corp. II,
Series 2006-GG6, Class A4
5.553%, 04/10/2038 (P)	185,000	204,434
Holmes Master Issuer PLC
Series 2012-1A, Class A2,
2.117%, 10/15/2054 (P) (S)	795,000	803,647
Series 2012-3A, Class B1,
2.466%, 10/15/2054 (P)	250,000	250,000
JP Morgan Chase Commercial
Mortgage Securities Corp.
Series 2012-C6, Class A1,
1.031%, 05/15/2045	39,501	39,471
Series 2004-PNC1, Class A4,
5.355%, 06/12/2041 (P)	115,000	122,361
Series 2007-CB19, Class A4,
5.735%, 02/12/2049 (P)	560,000	628,988
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2011-C4, Class A1,
1.525%, 07/15/2046 (S)	81,230	81,725
Series 2011-C3A, Class A1,
1.875%, 02/15/2046 (S)	98,724	99,430
Series 2004-C1, Class A3,
4.719%, 01/15/2038	125,000	129,693
Series 2005-LDP4, Class ASB,
4.824%, 10/15/2042 (P)	321,628	333,683
Series 2004-CBX, Class A6,
4.899%, 01/12/2037	120,000	128,359
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	1,345,000	1,460,162
Series 2007-C1, Class A4,
5.716%, 02/15/2051	920,000	1,029,578
LB-UBS Commercial Mortgage Trust
Series 2003-C7, Class A3,
4.559%, 09/15/2027 (P)	467,977	469,672
Series 2003-C8, Class A3,
4.830%, 11/15/2027	204,065	206,464
Series 2005-C5, Class A4,
4.954%, 09/15/2030	50,000	54,791
Series 2006-C7, Class A3,
5.347%, 11/15/2038	311,000	348,093
Series 2007-C1, Class A4,
5.424%, 02/15/2040	195,000	219,188
Series 2007-C2, Class A3,
5.430%, 02/15/2040	175,000	191,578
Series 2008-C1, Class AM,
6.159%, 04/15/2041 (P)	65,000	66,796
Merrill Lynch Mortgage Trust
Series 2006-C2, Class AM,
5.782%, 08/12/2043 (P)	45,000	45,989
Series 2007-C1, Class A4,
5.847%, 06/12/2050 (P)	815,000	900,868
Morgan Stanley Capital I
Series 2012-C4, Class A2,
2.111%, 03/15/2045	155,000	156,861
Series 2003-IQ4, Class A2,
4.070%, 05/15/2040	376,603	382,988

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Morgan Stanley Capital I (continued)
Series 2005-T17, Class A5,
4.780%, 12/13/2041	$70,000	$74,741
Series 2007-HQ11, Class A4,
5.447%, 02/12/2044 (P)	245,000	273,793
Series 2006-HQ9, Class A4,
5.731%, 07/12/2044 (P)	245,000	277,986
Sequoia Mortgage Trust, Series 2010-H1,
Class A1 3.750%, 02/25/2040 (P)	27,031	27,456
Silverstone Master Issuer PLC,
Series 2011-1A, Class 1A
2.016%, 01/21/2055 (P) (S)	750,000	755,828
Vendee Mortgage Trust, Series 1996-3,
Class 4 9.601%, 03/15/2025 (P)	5,447	6,200
Wachovia Bank Commercial
Mortgage Trust, Series 2007-C34,
Class A3 5.678%, 05/15/2046	190,000	216,116
WaMu Mortgage Pass
Through Certificates
Series 2005-AR13, Class A1A1,
0.529%, 10/25/2045 (P)	38,489	30,530
Series 2005-AR13, Class A1A3,
1.019%, 10/25/2045 (P)	69,761	57,846
Series 2006-AR4, Class 1A1,
1.092%, 05/25/2046 (P)	99,577	76,924
Series 2005-AR12, Class 2A1,
4.837%, 09/25/2035 (P)	48,153	44,827
Wells Fargo Mortgage
Backed Securities Trust
Series 2005-AR2, Class 3A1,
2.608%, 03/25/2035 (P)	88,666	84,243
Series 2005-AR2, Class 2A2,
2.614%, 03/25/2035 (P)	178,657	164,020
Series 2003-O, Class 5A1,
4.876%, 01/25/2034 (P)	96,592	93,158

		25,357,638
U.S. Government Agency - 0.3%
Federal Home Loan Mortgage Corp.
Series 199, Class PO,
Zero Coupon 08/01/2028 (Z)	3,727	3,606
Series 3153, Class UG,
0.689%, 05/15/2036 (P)	53,785	53,882
Series 3913, Class FA,
0.739%, 08/15/2041 (P)	378,294	378,746
Series 2003-2627, Class IE IO,
4.500%, 04/15/2018	6,974	237
Series 2003-41, Class YV,
5.500%, 04/25/2014	82,501	83,956
Series 2005-R003, Class VA,
5.500%, 08/15/2016	264,057	271,772
Series R005, Class AB,
5.500%, 12/15/2018	35,771	36,139
Series R006, Class AK,
5.750%, 12/15/2018	38,997	39,439
Series 2006-R007, Class VA,
6.000%, 09/15/2016	60,420	60,750
Series R013, Class AB,
6.000%, 12/15/2021	6,857	6,890
Federal National Mortgage Association
Series 2005-46, Class CN,
5.000%, 01/25/2020	14,629	14,670
Series 2002-84, Class VA,
5.500%, 11/25/2013	48,488	49,269

189

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
Series 319, Class 2 IO,
6.500%, 02/01/2032	$13,043	$2,375
Government National
Mortgage Association
Series 1998-6, Class EA PO,
Zero Coupon 03/16/2028 (Z)	17,206	15,150
Series 2011-2, Class HI,
4.000%, 12/20/2035	359,434	33,157
Series 2010-165, Class IP IO,
4.000%, 04/20/2038	2,612,613	338,881
Series 2010-127, Class JI IO,
4.000%, 02/20/2039	1,143,447	145,111
Series 2012-16, Class HJ IO,
4.000%, 09/20/2040	507,000	570,194
Series 2009-75, Class G,
4.500%, 07/20/2030	55,964	58,582
Series 2009-28, Class EC,
4.500%, 12/16/2035	123,662	131,068
Series 2010-84, Class NI IO,
4.500%, 12/20/2036	1,712,269	171,984
Series 2010-42, Class PI IO,
4.500%, 09/20/2037	4,171,390	506,525
Series 2010-92, Class PI IO,
4.500%, 11/20/2037	564,194	66,224
Series 2010-87, Class HI, IO,
4.500%, 11/20/2038	2,759,207	359,198
Series 2010-158, Class AI, IO,
4.500%, 10/16/2039	617,549	64,903
Series 2011-88, Class EI, IO,
4.500%, 11/20/2039	127,994	19,470
Series 2011-41 Class AI, IO,
4.500%, 12/20/2039	731,264	109,989
Series 2004-43, Class D,
4.994%, 03/16/2030 (P)	56,000	60,128

		3,652,295

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $28,441,062)		$29,009,933

ASSET BACKED SECURITIES - 1.7%
Ally Auto Receivables Trust,
Series 2011-2, Class A4
1.980%, 04/15/2016	215,000	219,707
Ally Master Owner Trust
Series 2011-3, Class A2,
1.810%, 05/15/2016	355,000	359,620
Series 2011-1, Class A2,
2.150%, 01/15/2016	330,000	335,860
American Express Credit
Account Master Trust
Series 2011-1, Class A,
0.409%, 04/17/2017 (P)	215,000	215,398
Series 2010-1, Class B,
0.839%, 11/16/2015 (P)	390,000	390,861
AmeriCredit
Automobile Receivables Trust
Series 2011-4, Class A3,
1.170%, 05/09/2016	215,000	215,869
Series 2012-1, Class A3,
1.230%, 09/08/2016	90,000	90,439
Series 2011-5, Class A3,
1.550%, 07/08/2016	430,000	434,572

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
AmeriCredit Automobile
Receivables Trust (continued)
Series 2012-1, Class B,
1.730%, 02/08/2017	$80,000	$80,153
Series 2011-2, Class B,
2.330%, 03/08/2016	440,000	446,464
Series 2012-1, Class C,
2.670%, 01/08/2018	30,000	30,158
Series 2011-1, Class C,
2.850%, 08/08/2016	75,000	76,981
Series 2010-1, Class C,
5.190%, 08/17/2015	135,000	141,259
Bank of America Credit Card Trust,
Series 2007-A8, Class A8
5.590%, 11/17/2014	290,000	290,578
BankBoston Home Equity Loan Trust,
Series 1998-2, Class A6
6.640%, 12/25/2028 (P)	23,397	22,110
BMW Vehicle Owner Trust,
Series 2011-A, Class A3
0.760%, 08/25/2015	195,000	195,037
Capital Auto Receivables Asset Trust
Series 2008-A, Class C,
8.250%, 01/15/2015 (S)	235,000	251,150
Series 2008-A, Class D,
8.250%, 01/15/2015 (S)	230,000	245,971
CarMax Auto Owner Trust
Series 2012-1, Class A3,
0.890%, 09/15/2016	65,000	64,943
Series 2011-2, Class A3,
0.910%, 12/15/2015	255,000	255,460
Series 2012-1, Class A4,
1.250%, 06/15/2017	150,000	150,557
Series 2011-1, Class A3,
1.290%, 09/15/2015	280,000	281,552
Series 2010-3, Class A4,
1.410%, 02/16/2016	205,000	207,309
CenterPoint Energy Transition Bond
Company LLC, Series 2005-A,
Class A2 4.970%, 08/01/2014	7,848	7,906
Chase Funding Mortgage Loan Asset-
Backed Certificates
Series 2002-4, Class 2A1,
0.979%, 10/25/2032 (P)	6,115	5,139
Series 2003-3, Class 1A6,
3.717%, 10/25/2014	64,850	64,460
Series 2002-2, Class 1M1,
5.599%, 09/25/2031	19,877	13,886
CIT Equipment Collateral,
Series 2012-VT1, Class A3
1.100%, 08/22/2016 (S)	370,000	369,615
CitiFinancial Auto Issuance Trust,
Series 2009-1, Class A4
3.150%, 08/15/2016 (S)	260,000	263,645
CNH Equipment Trust
Series 2012-A, Class A3,
0.940%, 05/15/2017	385,000	385,635
Series 2010-B, Class A3,
1.030%, 11/17/2014	24,832	24,876
Series 2010-A, Class A4,
2.490%, 01/15/2016	125,000	127,097
Series 2009-C, Class A4,
3.000%, 08/17/2015	475,325	481,429
Series 2009-B, Class A4,
5.170%, 10/15/2014	54,754	55,354

190

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Countrywide Asset-Backed Certificates,
Series 2004-BC1, Class M2
1.844%, 01/25/2034 (P)	$156,562	$101,165
Discover Card Master Trust,
Series 2011-A1, Class A1
0.589%, 08/15/2016 (P)	345,000	346,620
Dominos Pizza Master Issuer LLC,
Series 2012-1A, Class A2
5.216%, 01/25/2042 (S)	921,531	960,053
Ford Credit Auto Lease Trust
Series 2012-A, Class A3,
0.850%, 01/15/2015	230,000	229,816
Series 2011-A, Class A4,
1.340%, 09/15/2014	130,000	130,942
Ford Credit Auto Owner Trust
Series 2011-A, Class A3,
0.970%, 01/15/2015	205,000	205,536
Series 2009-E, Class A3,
1.510%, 01/15/2014	27,660	27,721
Series 2010-A, Class D,
4.050%, 10/15/2016	100,000	105,160
Ford Credit Floorplan Master Owner Trust
Series 2010-5, Class A1,
1.500%, 09/15/2015	190,000	191,371
Series 2012-2, Class A,
1.920%, 01/15/2019	550,000	558,173
Series 2010-3, Class A1,
4.200%, 02/15/2017 (S)	205,000	221,392
Series 2010-3, Class C,
4.990%, 02/15/2017 (S)	630,000	675,122
GE Capital Credit Card Master Note Trust
Series 2011-2, Class A,
0.719%, 05/15/2019 (P)	190,000	190,829
Series 2012-A, Class A,
1.030%, 01/15/2018	195,000	196,058
Series 2012-2, Class A,
2.220%, 01/15/2022	480,000	489,631
GE Equipment Midticket LLC,
Series 2010-1, Class A3
0.940%, 07/14/2014 (S)	109,247	109,275
GE Equipment Transportation LLC,
Series 2012-1, Class A3
0.990%, 11/23/2015	85,000	85,077
Honda Auto Receivables Owner Trust,
Series 2009-2, Class A4
4.430%, 07/15/2015	134,422	135,581
Huntington Auto Trust
Series 2012-1, Class A3,
0.810%, 09/15/2016	380,000	380,263
Series 2011-1A, Class A3,
1.010%, 01/15/2016 (S)	155,000	155,542
Series 2011-1A C,
2.530%, 03/15/2017 (S)	175,000	178,086
Hyundai Auto Receivables Trust
Series 2012-A, Class A3,
0.720%, 03/15/2016	220,000	219,847
0.950%, 12/15/2016	325,000	325,665
John Deere Owner Trust, Series 2010-A,
Class A3 1.320%, 05/15/2014	32,941	33,016
Marriott Vacation Club Owner Trust
Series 2006-2A, Class A,
5.362%, 10/20/2028 (S)	49,619	50,407
Series 2006-1A, Class A,
5.737%, 04/20/2028 (S)	158,366	160,817
Series 2006-1A, Class B,
5.827%, 04/20/2028 (S)	7,545	7,656

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Mercedes-Benz Auto Lease Trust
Series 2012-A, Class A3,
0.880%, 11/17/2014	$190,000	$191,127
Series 2012-A, Class A4,
1.070%, 11/15/2017	160,000	160,082
Series 2011-B, Class A4,
1.240%, 07/17/2017 (S)	180,000	181,022
Mercedes-Benz Auto Receivables Trust,
Series 2011-1, Class A4
1.220%, 12/15/2017	435,000	437,862
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-WMC1, Class M1
0.989%, 09/25/2035 (P)	97,182	93,013
MMAF Equipment Finance LLC,
Series 2009-AA, Class A3
2.370%, 11/15/2013 (S)	35,931	36,034
Nissan Auto Lease Trust
Series 2011-B, Class A3,
0.920%, 02/16/2015	240,000	239,696
Series 2012-A, Class A3,
0.980%, 05/15/2015	120,000	120,375
Series 2011-A, Class A3,
1.040%, 08/15/2014	435,000	436,636
Series 2012-A, Class A4,
1.130%, 05/15/2017	180,000	180,263
Nordstrom Private Label Credit Card
Master Note Trust, Series 2011-1A,
Class A 2.280%, 11/15/2019 (S)	470,000	485,049
Porsche Financial Auto
Securitization Trust, Series 2011-1,
Class A4 1.190%, 12/17/2018 (S)	175,000	176,222
Porsche Innovative Lease Owner Trust,
Series 2011-1, Class A4
1.260%, 11/20/2017 (S)	175,000	176,173
PSE&G Transition Funding LLC,
Series 2001-1, Class A6
6.610%, 06/15/2015	158,666	163,794
Residential Asset Mortgage Products, Inc.,
Series 2003-RZ2 3.600%, 04/25/2033	14,682	14,120
SLM Student Loan Trust, Series 2008-4,
Class A2 1.516%, 07/25/2016 (P)	233,089	235,198
Smart Trust
Series 2012-1USA, Class A2A,
1.040%, 09/14/2014 (S)	100,000	99,924
Series 2011-2USA, Class A3A,
1.540%, 03/14/2015 (S)	260,000	261,235
Series 2011-1USA, Class A3A,
1.770%, 10/14/2014 (S)	385,000	386,294
Toyota Auto Receivables Owner Trust,
Series 2012-A, Class A3
0.750%, 02/16/2016	75,000	74,953
Wheels SPV LLC, Series 2012-1,
Class A2 1.190%, 03/20/2021 (S)	200,000	199,777
World Financial Network Credit
Card Master Trust
Series 2009-B, Class A,
3.790%, 05/15/2016	85,000	85,343
Series 2009-D, Class A,
4.660%, 05/15/2017	430,000	447,576

TOTAL ASSET BACKED SECURITIES (Cost $18,046,328)		$18,153,639

COMMON STOCKS - 13.2%
Consumer Discretionary - 1.7%
Ameristar Casinos, Inc.	9,625	$179,988
Cablevision Systems Corp., Class A (L)	40,900	467,896

191

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer Discretionary (continued)
Carnival Corp. (L)	23,400	$750,906
Comcast Corp., Class A	37,900	1,095,689
General Motors Company (I)	16,200	359,640
Genuine Parts Company (L)	13,400	844,200
Harley-Davidson, Inc.	10,900	525,162
Hasbro, Inc. (L)	15,700	556,094
Kohl’s Corp.	24,000	1,099,680
Lakes Gaming, Inc. (I)	22,900	65,723
Macy’s, Inc.	25,000	951,250
Marriott International, Inc., Class A (L)	18,399	712,225
Mattel, Inc.	45,900	1,428,867
Staples, Inc.	70,200	922,428
The Madison Square
Garden, Inc., Class A (I)	14,425	540,793
The McGraw-Hill Companies, Inc.	29,300	1,271,034
The New York Times
Company, Class A (I)	47,000	312,550
The Walt Disney Company	43,900	2,006,669
Tiffany & Company	1,700	94,163
Time Warner, Inc.	58,233	2,007,292
Whirlpool Corp.	23,200	1,435,616
WPP PLC	36,751	439,035

		18,066,900
Consumer Staples - 1.0%
Archer-Daniels-Midland Company	40,500	1,291,140
Avon Products, Inc.	58,800	973,140
Beam, Inc.	3,900	236,184
Campbell Soup Company (L)	40,600	1,287,020
Clorox Company	22,200	1,527,360
ConAgra Foods, Inc.	38,300	963,245
Kellogg Company	3,400	165,852
Kimberly-Clark Corp.	24,100	1,912,335
McCormick & Company, Inc., Non-
Voting Shares (L)	13,500	760,860
Molson Coors Brewing Company, Class B	13,600	522,920
PepsiCo, Inc.	20,400	1,384,140
The Hershey Company	1,700	113,662

		11,137,858
Energy - 1.7%
Anadarko Petroleum Corp.	21,800	1,329,800
BP PLC, ADR	22,400	816,704
Chevron Corp.	40,200	3,952,062
ConocoPhillips	11,400	594,624
CONSOL Energy, Inc.	36,000	1,010,880
Diamond Offshore Drilling, Inc. (L)	18,800	1,093,784
Exxon Mobil Corp.	41,500	3,263,145
Hess Corp.	8,400	367,080
Murphy Oil Corp.	31,000	1,445,220
Petroleo Brasileiro SA, ADR	18,100	354,036
Royal Dutch Shell PLC, ADR	39,900	2,480,982
Schlumberger, Ltd.	22,400	1,416,800
Spectra Energy Corp.	21,500	617,265
Valero Energy Corp.	6,700	141,370

		18,883,752
Financials - 2.7%
American Express Company	52,100	2,908,743
Bank of America Corp.	182,885	1,344,205
Capital One Financial Corp.	19,400	996,578
Chubb Corp.	9,800	706,286
JPMorgan Chase & Company	98,500	3,265,275
Legg Mason, Inc.	39,800	1,012,910
Lincoln National Corp.	31,700	655,239
Loews Corp.	13,400	521,126

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financials (continued)
Marsh & McLennan Companies, Inc.	52,200	$1,669,356
Morgan Stanley	26,300	351,368
Northern Trust Corp.	30,800	1,329,944
NYSE Euronext	26,200	636,922
PNC Financial Services Group, Inc.	22,400	1,375,808
Regions Financial Corp.	72,600	456,654
SLM Corp.	70,700	987,679
Sun Life Financial, Inc. (L)	25,500	525,300
SunTrust Banks, Inc.	50,800	1,164,336
The Allstate Corp.	53,300	1,809,002
The Bank of New York Mellon Corp.	39,200	798,112
TLF Fund Term Asset Backed
Management Fees Company	153,095	278,633
U.S. Bancorp	83,900	2,610,129
Wells Fargo & Company	91,200	2,922,960
Weyerhaeuser Company	41,289	822,064
XL Group PLC	20,100	410,442

		29,559,071
Health Care - 0.9%
Amgen, Inc.	17,200	1,195,744
Bristol-Myers Squibb Company	40,200	1,340,268
Johnson & Johnson	31,700	1,979,031
Merck & Company, Inc.	45,400	1,706,132
Pfizer, Inc.	83,706	1,830,650
Quest Diagnostics, Inc.	15,000	853,500
Thermo Fisher Scientific, Inc.	29,100	1,468,968

		10,374,293
Industrials - 1.9%
3M Company	25,100	2,118,691
ACCO Brands Corp. (I)	5,303	48,363
Avery Dennison Corp.	18,000	523,980
Cooper Industries PLC	24,100	1,699,050
Emerson Electric Company (L)	29,400	1,375,038
Fortune Brands Home & Security, Inc. (I)	2,300	52,026
General Electric Company	214,300	4,090,987
Honeywell International, Inc.	30,200	1,680,932
Illinois Tool Works, Inc. (L)	34,200	1,920,330
Ingersoll-Rand PLC	21,400	884,034
ITT Corp. (L)	12,800	262,784
Lockheed Martin Corp.	8,500	703,800
Masco Corp.	50,100	634,767
The Boeing Company	18,200	1,266,902
United Continental Holdings, Inc. (I) (L)	33,400	840,678
United Parcel Service, Inc., Class B	20,700	1,551,258
USG Corp. (I) (L)	21,100	325,362
Xylem, Inc.	18,000	455,940

		20,434,922
Information Technology - 1.0%
Analog Devices, Inc.	28,900	1,051,093
Applied Materials, Inc.	79,600	822,268
Cisco Systems, Inc.	67,600	1,103,908
Computer Sciences Corp.	41,500	1,105,560
Corning, Inc.	54,500	707,955
First Solar, Inc. (I) (L)	10,000	125,600
Harris Corp. (L)	36,200	1,440,036
Hewlett-Packard Company	50,500	1,145,340
Microsoft Corp.	74,600	2,177,574
Nokia OYJ, ADR (L)	97,100	259,257
Texas Instruments, Inc.	19,100	543,968

		10,482,559
Materials - 0.7%
E.I. du Pont de Nemours & Company	17,100	825,246

192

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Materials (continued)
International Flavors
& Fragrances, Inc. (L)	11,200	$631,456
International Paper Company	60,200	1,757,840
MeadWestvaco Corp.	27,900	767,250
Monsanto Company	20,300	1,567,160
Nucor Corp. (L)	38,400	1,373,184
Vulcan Materials Company	29,400	1,018,710

		7,940,846
Telecommunication Services - 0.6%
American Tower Corp.	1,975	128,138
AT&T, Inc.	89,535	3,059,411
CenturyLink, Inc.	23,775	932,456
Crown Castle International Corp. (I)	2,500	136,500
Telefonica SA	34,742	386,052
Verizon Communications, Inc.	34,300	1,428,252
Vodafone Group PLC	213,769	572,611
Ziggo NV (I)	12,000	342,580

		6,986,000
Utilities - 1.0%
Duke Energy Corp. (L)	45,700	1,004,486
Entergy Corp.	25,700	1,658,421
Exelon Corp.	39,800	1,471,804
FirstEnergy Corp.	15,100	706,529
NiSource, Inc.	68,600	1,721,174
Pinnacle West Capital Corp.	16,700	824,646
PPL Corp.	18,000	492,660
Progress Energy, Inc.	21,600	1,184,112
TECO Energy, Inc. (L)	16,100	280,140
The AES Corp. (I)	29,850	360,887
Xcel Energy, Inc.	41,300	1,157,226

		10,862,085

TOTAL COMMON STOCKS (Cost $133,660,243)		$144,728,286

PREFERRED SECURITIES - 0.4%
Consumer Discretionary - 0.1%
General Motors Company,
Series B, 4.750%	39,150	1,437,588
Spanish Broadcasting System, Series B,
PIK, 10.750%	308	169,400

		1,606,988
Financials - 0.1%
Ally Financial, Inc. (S)	750	643,078
GMAC Capital Trust I (8.125% to
02/15/2016, then
3 month LIBOR + 5.785%)	26,875	615,975

		1,259,053
Telecommunication Services - 0.2%
Lucent Technologies
Capital Trust I, 7.750%	2,675	1,851,100
Utilities - 0.0%
PPL Corp., 8.750%	1,500	78,600

TOTAL PREFERRED SECURITIES (Cost $5,215,978)		$4,795,741

RIGHTS - 0.0%
Telefonica SA (Strike Price: EUR 0.235
Expiration Date: 06/12/2012) (I) (L)	34,732	$10,092

TOTAL RIGHTS (Cost $12,575)		$10,092

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

SECURITIES LENDING COLLATERAL - 1.2%
John Hancock Collateral
Investment Trust, 0.3309% (W) (Y)	$1,271,648	12,725,635

TOTAL SECURITIES LENDING
COLLATERAL (Cost $12,726,495)		$12,725,635

SHORT-TERM INVESTMENTS - 2.5%
Certificate of Deposit - 0.0%
Svenska Handelsbanken AB, 0.9237%,
03/18/2013 *	$370,000	$370,000
Money Market Funds - 2.4%
T. Rowe Price Investment Reserve
Fund, 0.1100% (Y)	25,791,809	25,791,809
Repurchase Agreement - 0.1%
Repurchase Agreement with State
Street Corp. dated 05/31/12 at 0.010%
to be repurchased at $5,202 on
06/01/12, collateralized by $4,300
U.S. Treasury Notes, 3.750% due
08/15/2041 (valued at $5,274,
including interest)	5,202	5,202
Repurchase Agreement with State
Street Corp. dated 05/31/12 at 0.010%
to be repurchased at $1,000,000 on
06/01/12, collateralized by $980,000
U.S. Treasury Notes, 2.125% due
11/30/14 (valued at $1,022,875,
including interest)	1,000,000	1,000,000

		1,005,202

TOTAL SHORT-TERM INVESTMENTS (Cost $27,167,011)		$27,167,011

Total Investments (Spectrum Income Fund)
(Cost $1,064,649,552) - 100.4%		$1,098,929,350
Other assets and liabilities, net - (0.4%)		(4,002,112)

TOTAL NET ASSETS - 100.0%		$1,094,927,238

Strategic Equity Allocation Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 93.9%
Consumer Discretionary - 10.5%
Auto Components - 0.4%
Aisin Seiki Company, Ltd.	7,700	$239,599
American Axle &
Manufacturing Holdings, Inc. (I)	8,311	76,960
Amerigon, Inc. (I)	3,718	44,542
BorgWarner, Inc. (I) (L)	14,741	1,057,667
Bridgestone Corp.	26,500	563,869
Cheng Shin Rubber Industry Company, Ltd.	52,000	125,344
Cie Generale des Etablissements Michelin (L)	5,613	330,551
Continental AG	2,530	210,948
Cooper Tire & Rubber Company	7,709	119,335
Dana Holding Corp.	18,200	242,424
Denso Corp.	19,600	588,533
Dorman Products, Inc. (I)	1,370	65,952
Drew Industries, Inc. (I)	2,422	64,304
Exide Technologies (I)	9,730	22,574
Fuel Systems Solutions, Inc. (I)	2,090	31,350
Gentex Corp.	23,048	513,970
GKN PLC	86,491	244,723
Hankook Tire Company, Ltd.	2,340	94,090

193

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Auto Components (continued)
Hyundai Mobis	1,759	$412,230
Hyundai Wia Corp.	297	43,843
Johnson Controls, Inc.	91,935	2,770,859
Koito Manufacturing Company, Ltd.	4,000	52,153
Magna International, Inc. (L)	6,848	276,811
Mando Corp.	325	44,278
Modine Manufacturing Company (I)	5,823	37,733
Motorcar Parts of America, Inc. (I)	1,606	6,938
Nan Kang Rubber Tire Company, Ltd.	14,000	19,308
NGK Spark Plug Company, Ltd.	6,000	76,640
NHK Spring Company, Ltd.	6,100	64,602
NOK Corp.	4,100	85,665
Nokian Renkaat OYJ	3,410	128,787
Pirelli & C. SpA (L)	7,641	76,317
Spartan Motors, Inc.	4,483	20,174
Standard Motor Products, Inc.	2,481	33,518
Stanley Electric Company, Ltd.	5,600	77,474
Stoneridge, Inc. (I)	3,402	23,984
Sumitomo Rubber Industries, Inc.	6,900	83,069
Superior Industries International, Inc.	2,953	49,581
Tenneco, Inc. (I) (L)	7,531	204,467
The Goodyear Tire & Rubber Company (I)	33,028	345,143
Tower International, Inc. (I)	906	11,470
Toyoda Gosei Company, Ltd.	2,400	46,369
Toyota Boshoku Corp.	2,400	25,553
Toyota Industries Corp.	6,900	181,710

		9,835,411
Automobiles - 0.8%
Astra International Tbk PT	44,500	303,845
BMW AG (L)	10,479	793,864
Brilliance China Automotive Holdings, Ltd. (I)	96,000	94,502
BYD Company, Ltd., H Shares (I)	21,494	43,582
China Motor Company, Ltd.	16,000	14,245
Daihatsu Motor Company, Ltd.	8,000	136,946
Daimler AG	28,636	1,328,926
Dongfeng Motor Group Company, Ltd.,
H Shares (I)	114,780	193,495
Fiat SpA (I)	24,491	115,973
Ford Motor Company	513,290	5,420,342
Fuji Heavy Industries, Ltd.	24,000	183,498
Geely Automobile Holdings Company, Ltd.	160,000	57,948
Great Wall Motor Company, Ltd., H Shares	44,250	90,439
Guangzhou Automobile Group Company, Ltd.,
H Shares (I)	93,219	78,558
Harley-Davidson, Inc.	30,867	1,487,172
Honda Motor Company, Ltd.	66,500	2,114,449
Hyundai Motor Company, Ltd.	3,997	825,050
Isuzu Motors, Ltd.	48,000	255,303
Kia Motors Corp.	6,204	420,989
Mahindra & Mahindra, Ltd.	24,785	282,019
Mazda Motor Corp. (I)	103,000	130,429
Mitsubishi Motors Corp. (I)	154,000	150,928
Nissan Motor Company, Ltd.	101,200	971,891
Peugeot SA (I)	7,014	69,341
Renault SA (L)	5,997	251,793
Suzuki Motor Corp.	13,500	279,350
Tata Motors, Ltd., ADR (L)	16,200	336,798
Thor Industries, Inc.	7,018	215,804
Toyota Motor Corp.	112,800	4,329,938
Volkswagen AG	906	136,501
Winnebago Industries, Inc. (I)	3,667	32,856
Yamaha Motor Company, Ltd.	11,200	110,742
Yulon Motor Company, Ltd.	27,000	46,723

		21,304,239

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Distributors - 0.1%
Core-Mark Holding Company, Inc.	1,485	$64,583
Dah Chong Hong Holdings, Ltd.	36,000	34,273
Genuine Parts Company	21,036	1,325,268
Imperial Holdings, Ltd.	10,412	203,482
Jardine Cycle and Carriage, Ltd.	4,254	138,640
Li & Fung, Ltd.	245,200	448,169
LKQ Corp. (I)	23,558	858,454
Pool Corp. (L)	6,029	222,892
VOXX International Corp. (I)	2,335	23,023
Weyco Group, Inc.	482	11,260

		3,330,044
Diversified Consumer Services - 0.2%
American Public Education, Inc. (I) (L)	2,243	63,768
Anhanguera Educacional Participacoes SA	5,500	65,176
Apollo Group, Inc., Class A (I)	15,190	483,346
Ascent Capital Group, Inc., Class A (I)	1,848	96,798
Benesse Holdings, Inc.	2,800	125,995
Bridgepoint Education, Inc. (I) (L)	2,217	43,431
Capella Education Company (I)	1,734	53,251
Coinstar, Inc. (I) (L)	3,902	239,700
Corinthian Colleges, Inc. (I) (L)	9,725	26,647
DeVry, Inc.	8,068	220,498
Grand Canyon Education, Inc. (I)	3,625	65,685
H&R Block, Inc.	39,558	604,051
Hillenbrand, Inc.	7,817	146,725
ITT Educational Services, Inc. (I) (L)	3,140	178,666
K12, Inc. (I) (L)	3,235	70,911
Lincoln Educational Services Corp.	3,021	17,522
Mac-Gray Corp.	1,633	20,233
Matthews International Corp., Class A (L)	8,287	249,604
National American University Holdings, Inc.	1,352	5,273
Regis Corp.	16,255	297,629
School Specialty, Inc. (I) (L)	2,047	6,161
Service Corp. International	35,437	405,754
Sotheby’s	19,197	585,509
Steiner Leisure, Ltd. (I)	1,896	86,894
Stewart Enterprises, Inc., Class A (L)	9,354	57,714
Strayer Education, Inc. (L)	3,352	301,177
Universal Technical Institute, Inc.	2,897	35,314

		4,553,432
Hotels, Restaurants & Leisure - 1.7%
Accor SA	4,567	136,722
AFC Enterprises, Inc. (I)	3,155	67,391
Ambassadors Group, Inc.	2,392	11,984
Ameristar Casinos, Inc.	4,050	75,735
Autogrill SpA	3,968	34,267
Bally Technologies, Inc. (I)	6,864	319,519
Benihana, Inc.	1,901	30,625
Biglari Holdings, Inc. (I)	153	59,896
BJ’s Restaurants, Inc. (I) (L)	3,000	131,370
Bob Evans Farms, Inc.	8,459	342,928
Boyd Gaming Corp. (I) (L)	6,745	51,397
Bravo Brio Restaurant Group, Inc. (I)	2,441	40,081
Brinker International, Inc.	12,563	405,911
Buffalo Wild Wings, Inc. (I)	2,277	193,795
Caesars Entertainment Corp. (I)	4,566	55,431
Caribou Coffee Company, Inc. (I)	1,648	19,611
Carnival Corp. (L)	61,169	1,962,913
Carnival PLC	10,265	330,668
Carrols Restaurant Group, Inc. (I)	1,633	9,961
CEC Entertainment, Inc.	2,262	79,080
Chipotle Mexican Grill, Inc. (I)	4,223	1,744,395
Churchill Downs, Inc.	1,587	95,220

194

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Compass Group PLC	107,983	$1,059,041
Cracker Barrel Old Country Store, Inc.	2,861	175,293
Crown, Ltd.	21,768	179,676
Darden Restaurants, Inc.	17,346	897,309
Denny’s Corp. (I)	12,611	54,353
DineEquity, Inc. (I)	1,921	92,208
Domino’s Pizza, Inc.	7,236	222,218
Echo Entertainment Group, Ltd.	37,024	158,339
Einstein Noah Restaurant Group, Inc.	847	14,518
Fiesta Restaurant Group, Inc. (I)	1,633	19,923
Formosa International Hotels Corp.	1,000	11,564
Galaxy Entertainment Group, Ltd. (I)	55,000	135,197
Gaylord Entertainment Company (I)	4,407	167,246
Genting Singapore PLC	264,400	306,941
Intercontinental Hotels Group PLC	16,465	387,678
International Game Technology	40,177	574,531
International Speedway Corp., Class A	8,173	196,479
Interval Leisure Group, Inc.	5,041	83,933
Isle of Capri Casinos, Inc. (I)	2,631	14,076
Jack in the Box, Inc. (I) (L)	5,489	141,891
Jamba, Inc. (I)	8,464	16,082
Jollibee Foods Corp.	9,000	21,799
Kangwon Land, Inc.	2,450	52,296
Krispy Kreme Doughnuts, Inc. (I)	7,244	45,565
Life Time Fitness, Inc. (I) (L)	12,071	517,363
Luby’s, Inc. (I)	2,600	13,286
Marcus Corp.	2,722	36,284
Marriott International, Inc., Class A (L)	36,071	1,396,308
McDonald’s Corp.	137,555	12,289,164
McDonald’s Holdings Company, Ltd.	2,700	78,782
Monarch Casino & Resort, Inc. (I)	1,351	12,524
Morgans Hotel Group Company (I)	2,836	12,734
Multimedia Games
Holding Company, Inc. (I) (L)	3,416	43,076
OPAP SA	7,856	41,899
Orient Express Hotels, Ltd., Class A (I)	11,789	99,499
Oriental Land Company, Ltd.	2,100	229,032
P.F. Chang’s China Bistro, Inc. (L)	2,616	134,122
Panera Bread Company, Class A (I)	4,754	698,600
Papa John’s International, Inc. (I)	2,361	109,834
Peet’s Coffee & Tea, Inc. (I) (L)	1,615	96,222
Pinnacle Entertainment, Inc. (I)	7,681	75,120
Red Lion Hotels Corp. (I)	2,227	18,863
Red Robin Gourmet Burgers, Inc. (I)	1,623	51,936
Ruby Tuesday, Inc. (I)	8,064	57,900
Ruth’s Hospitality Group, Inc. (I)	4,485	29,422
Sands China, Ltd.	105,252	358,479
Scientific Games Corp., Class A (I)	16,585	141,636
Shangri-La Asia, Ltd.	62,500	121,587
Shuffle Master, Inc. (I)	6,763	107,261
Six Flags Entertainment Corp.	5,207	237,595
SJM Holdings, Ltd.	72,384	128,926
Sodexo	3,003	218,543
Sonic Corp. (I)	7,723	65,877
Speedway Motorsports, Inc.	1,511	24,886
Starbucks Corp.	101,747	5,584,893
Starwood Hotels & Resorts Worldwide, Inc.	26,483	1,399,627
TABCORP Holdings, Ltd.	37,765	106,615
Tatts Group, Ltd.	72,146	183,764
Texas Roadhouse, Inc., Class A	7,822	142,204
The Cheesecake Factory, Inc. (I) (L)	15,511	503,177
The Wendy’s Company (L)	47,409	217,607
Tim Hortons, Inc.	5,169	275,503
Town Sports International Holdings, Inc. (I)	2,647	30,996
TUI Travel PLC	28,393	72,315

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Vail Resorts, Inc. (L)	4,465	$194,094
Whitbread PLC	10,094	291,030
WMS Industries, Inc. (I)	8,849	181,670
Wyndham Worldwide Corp.	19,710	981,558
Wynn Macau, Ltd.	67,950	164,879
Wynn Resorts, Ltd.	10,724	1,105,001
Yum! Brands, Inc.	62,179	4,374,914

		44,483,663
Household Durables - 0.4%
American Greetings Corp., Class A (L)	4,796	67,288
Beazer Homes USA, Inc. (I)	9,430	24,612
Blyth, Inc.	654	48,867
Brookfield Incorporacoes SA	10,700	18,834
Casio Computer Company, Ltd. (L)	10,300	59,740
Cavco Industries, Inc. (I)	889	37,471
CSS Industries, Inc.	1,153	21,953
D.R. Horton, Inc. (L)	37,659	625,139
Electrolux AB	7,789	148,781
Ethan Allen Interiors, Inc.	3,004	67,620
Furniture Brands International, Inc. (I)	5,199	6,031
Haier Electronics Group Company, Ltd. (I)	37,000	43,347
Harman International Industries, Inc.	9,480	371,806
Helen of Troy, Ltd. (I)	3,860	121,513
Hovnanian Enterprises, Inc., Class A (I) (L)	8,149	15,239
Husqvarna AB, B Shares	14,346	66,936
iRobot Corp. (I)	2,974	62,989
KB Home (L)	21,049	152,605
La-Z-Boy, Inc. (I)	6,477	91,390
Leggett & Platt, Inc.	18,911	393,160
Lennar Corp., Class A (L)	21,920	598,197
LG Electronics, Inc.	2,666	149,036
Libbey, Inc. (I)	2,567	37,144
Lifetime Brands, Inc.	1,301	14,597
M/I Homes, Inc. (I)	2,360	35,447
MDC Holdings, Inc.	10,703	307,390
Meritage Homes Corp. (I)	3,457	103,745
Mohawk Industries, Inc. (I)	9,137	622,230
MRV Engenharia e Participacoes SA	13,100	56,249
Newell Rubbermaid, Inc.	38,948	716,643
NVR, Inc. (I) (L)	809	651,083
Panasonic Corp.	90,700	598,268
PDG Realty SA Empreendimentos
e Participacoes	50,200	83,631
PulteGroup, Inc. (I)	45,473	425,627
Rinnai Corp.	1,400	90,271
Rossi Residencial SA (I)	8,200	21,467
Ryland Group, Inc.	5,502	123,025
Sealy Corp. (I) (L)	6,366	10,695
Sekisui Chemical Company, Ltd.	18,000	153,126
Sekisui House, Ltd.	24,000	201,982
Sharp Corp.	41,000	214,189
Skullcandy, Inc. (I) (L)	1,234	16,190
Skyline Corp.	901	4,091
Skyworth Digital Holdings, Ltd.	84,031	37,671
Sony Corp.	41,100	543,362
Standard Pacific Corp. (I) (L)	13,055	67,364
Steinhoff International Holdings, Ltd. (I)	67,080	205,599
Tatung Company, Ltd. (I)	68,000	14,909
Tempur-Pedic International, Inc. (I)	10,090	466,259
Toll Brothers, Inc. (I)	23,457	639,907
Tupperware Brands Corp.	8,979	485,315
Universal Electronics, Inc. (I) (L)	1,996	26,148
Whirlpool Corp.	10,345	640,149
Woongjin Coway Company, Ltd.	1,450	43,358

195

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables (continued)
Zagg, Inc. (I) (L)	2,796	$29,666

		10,879,351
Internet & Catalog Retail - 0.7%
1-800-Flowers.com, Inc., Class A (I)	3,509	10,387
Amazon.com, Inc. (I)	49,166	10,467,933
Blue Nile, Inc. (I) (L)	1,481	47,821
Expedia, Inc. (L)	12,816	588,126
Geeknet, Inc. (I)	618	11,155
HSN, Inc.	11,279	438,753
Netflix, Inc. (I) (L)	7,485	474,848
NutriSystem, Inc.	3,364	34,481
Orbitz Worldwide, Inc. (I)	2,665	9,727
Overstock.com, Inc. (I) (L)	1,494	9,935
PetMed Express, Inc.	2,647	30,202
priceline.com, Inc. (I)	6,726	4,207,046
Rakuten, Inc.	298	317,971
Shutterfly, Inc. (I) (L)	3,704	102,119
TripAdvisor, Inc. (I) (L)	12,798	548,778
US Auto Parts Network, Inc. (I)	1,964	8,033
ValueVision Media, Inc. (I) (L)	5,091	8,858

		17,316,173
Leisure Equipment & Products - 0.2%
Arctic Cat, Inc. (I)	1,525	55,144
Black Diamond, Inc. (I)	2,551	22,959
Brunswick Corp.	11,065	242,324
Callaway Golf Company (L)	8,091	44,662
Giant Manufacturing Company, Ltd.	10,000	46,919
Hasbro, Inc.	15,637	553,863
Jakks Pacific, Inc. (L)	3,476	64,271
Johnson Outdoors, Inc. (I)	334	6,075
Leapfrog Enterprises, Inc. (I)	5,170	53,871
Marine Products Corp.	1,446	7,548
Mattel, Inc.	45,782	1,425,194
Namco Bandai Holdings, Inc.	8,300	100,869
Nikon Corp.	14,100	390,238
Polaris Industries, Inc.	10,951	831,947
Sankyo Company, Ltd.	2,300	110,674
Sega Sammy Holdings, Inc.	8,900	157,661
Shimano, Inc.	3,100	187,877
Smith & Wesson Holding Corp. (I)	7,554	50,914
Steinway Musical Instruments, Inc. (I)	906	20,340
Sturm Ruger & Company, Inc. (L)	2,360	91,969
Summer Infant, Inc. (I)	1,856	5,642
Yamaha Corp.	6,700	57,045

		4,528,006
Media - 2.5%
AH Belo Corp.	2,507	10,028
AMC Networks, Inc. (I)	9,196	354,874
Arbitron, Inc.	3,393	113,462
Axel Springer AG	1,314	52,998
BEC World PCL	44,400	75,361
Belo Corp., Class A	11,697	67,609
British Sky Broadcasting Group PLC	64,905	689,868
Cablevision Systems Corp., Class A	29,268	334,826
CBS Corp., Class B	87,658	2,798,043
Central European
Media Enterprises, Ltd. (I) (L)	4,605	27,400
Cinemark Holdings, Inc.	27,849	642,198
Comcast Corp., Class A	364,158	10,527,808
Crown Media Holdings, Inc. (I)	4,650	6,836
Cumulus Media, Inc., Class A (I) (L)	4,988	13,966
Dentsu, Inc.	7,400	206,726
Dial Global, Inc. (I)	833	2,324

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
Digital Domain Media Group, Inc. (I) (L)	600	$4,404
Digital Generation, Inc. (I) (L)	3,471	33,009
DIRECTV, Class A (I)	91,329	4,059,574
Discovery Communications, Inc., Series A (I)	34,912	1,749,091
DreamWorks Animation SKG, Inc. (I) (L)	11,426	203,269
Entercom
Communications Corp., Class A (I) (L)	3,231	15,929
Entravision Communications Corp., Class A	6,858	9,190
Eutelsat Communications	4,229	110,856
EW Scripps Company (I)	4,092	36,787
Fairfax Media, Ltd. (L)	119,037	77,093
Fisher Communications, Inc. (I)	587	16,812
Gannett Company, Inc. (L)	31,999	417,907
Global Sources, Ltd. (I)	1,567	8,227
Gray Television, Inc. (I)	6,932	9,635
Hakuhodo DY Holdings, Inc.	990	61,836
Harte-Hanks, Inc.	5,590	47,180
ITV PLC	210,066	237,372
JCDecaux SA	2,074	43,479
John Wiley & Sons, Inc.	7,532	342,706
Journal Communications, Inc., Class A (I)	5,680	24,083
Jupiter Telecommunications Company, Ltd.	71	72,704
Kabel Deutschland Holding AG (I)	2,962	168,160
Knology, Inc. (I)	3,815	74,431
Lagardere SCA	3,647	86,586
Lamar Advertising Company, Class A (I) (L)	9,378	230,793
LIN TV Corp., Class A (I)	4,044	11,647
Lions Gate Entertainment Corp. (I)	5,581	74,339
Live Nation Entertainment, Inc. (I)	17,562	164,205
Martha Stewart Living
Omnimedia, Inc., Class A	3,571	10,677
MDC Partners, Inc., Class A	3,168	30,761
Mediaset SpA	22,454	34,916
Meredith Corp. (L)	10,492	310,458
Modern Times Group AB, B Shares	1,520	61,568
Naspers, Ltd., ADR	22,571	1,197,260
National CineMedia, Inc.	6,917	93,310
News Corp., Class A	290,687	5,581,190
Nexstar Broadcasting Group, Inc. (I)	738	4,893
Omnicom Group, Inc.	36,844	1,756,722
Outdoor Channel Holdings, Inc.	966	6,356
Pearson PLC	46,323	812,194
Publicis Groupe SA	4,594	214,785
ReachLocal, Inc. (I)	1,298	13,097
Reed Elsevier NV	21,829	227,115
Reed Elsevier PLC	68,953	508,565
Rentrak Corp. (I)	1,273	20,623
Saga Communications, Inc., Class A (I)	241	8,411
Sanoma OYJ	2,309	19,337
Scholastic Corp. (L)	7,368	198,568
Scripps Networks Interactive, Inc., Class A	12,892	706,095
SES SA	9,563	214,051
Shaw Communications, Inc., Class B (L)	12,314	235,466
Sinclair Broadcast Group, Inc., Class A	6,441	52,430
Singapore Press Holdings, Ltd.	68,000	199,257
Societe Television Francaise 1	3,385	25,046
The Interpublic Group of Companies, Inc.	60,248	625,977
The McClatchy Company, Class A (I) (L)	7,447	16,309
The McGraw-Hill Companies, Inc.	37,543	1,628,615
The New York Times Company, Class A (I)	36,470	242,526
The Walt Disney Company	242,056	11,064,380
The Washington Post Company, Class B (L)	648	226,035
Thomson Reuters Corp.	12,017	330,312
Time Warner Cable, Inc.	42,418	3,198,317
Time Warner, Inc.	130,952	4,513,915

196

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
Toho Company, Ltd.	4,700	$74,706
Valassis Communications, Inc. (I) (L)	12,417	247,222
Value Line, Inc.	475	5,819
Viacom, Inc., Class B	72,947	3,481,760
Wolters Kluwer NV	9,623	140,325
World Wrestling Entertainment, Inc., Class A	3,635	28,644
WPP PLC	71,728	856,877

		63,540,521
Multiline Retail - 0.7%
Big Lots, Inc. (I)	8,860	325,605
Canadian Tire Corp., Ltd.	2,541	165,374
Dollar Tree, Inc. (I)	16,075	1,658,619
Family Dollar Stores, Inc.	15,905	1,077,564
Far Eastern Department Stores Company, Ltd.	31,000	28,846
Fred’s, Inc., Class A (L)	4,664	64,130
Golden Eagle Retail Group, Ltd.	29,000	63,247
Gordmans Stores, Inc. (I)	678	12,075
Harvey Norman Holding, Ltd. (L)	28,141	53,939
Hyundai Department Store Company, Ltd.	394	48,364
Intime Department Store Group Company, Ltd.	43,000	44,870
Isetan Mitsukoshi Holdings, Ltd.	15,240	152,776
J Front Retailing Company, Ltd.	19,000	88,961
J.C. Penney Company, Inc. (L)	19,535	512,403
Kohl’s Corp.	34,225	1,568,190
Lifestyle International Holdings, Ltd.	26,000	56,500
Lojas Renner SA	5,500	158,576
Lotte Shopping Company, Ltd.	264	70,323
Macy’s, Inc.	55,938	2,128,441
Marks & Spencer Group PLC	90,151	462,120
Marui Group Company, Ltd.	9,000	63,312
Next PLC	9,841	460,676
Nordstrom, Inc.	21,588	1,022,624
Parkson Retail Group, Ltd.	60,500	59,463
PPR	2,398	342,972
Saks, Inc. (I) (L)	39,214	386,650
Sears Holdings Corp. (I) (L)	5,169	255,349
Shinsegae Company, Ltd.	187	36,395
Takashimaya Company, Ltd.	11,000	77,345
Target Corp.	90,698	5,252,321
The Bon-Ton Stores, Inc. (L)	1,546	8,132
Tuesday Morning Corp. (I)	5,551	23,203
Woolworths Holdings, Ltd.	43,968	253,012

		16,982,377
Specialty Retail - 2.0%
Aaron’s, Inc.	12,163	322,928
ABC-MART, Inc.	1,100	41,481
Abercrombie & Fitch Company, Class A	11,566	387,924
Advance Auto Parts, Inc.	11,666	850,918
Aeropostale, Inc. (I)	22,957	424,705
American Eagle Outfitters, Inc.	30,993	598,475
Americas Car-Mart, Inc. (I)	1,101	47,508
ANN, Inc. (I)	13,748	369,684
Asbury Automotive Group, Inc. (I)	3,638	97,244
Ascena Retail Group, Inc. (I)	37,262	705,370
AutoNation, Inc. (I) (L)	5,721	206,070
AutoZone, Inc. (I)	3,683	1,400,498
Barnes & Noble, Inc. (I) (L)	10,121	166,288
Bebe Stores, Inc.	4,868	31,058
Bed Bath & Beyond, Inc. (I)	31,973	2,310,049
Belle International Holdings, Ltd.	197,888	315,523
Best Buy Company, Inc. (L)	38,320	717,350
Big 5 Sporting Goods Corp.	2,851	18,560
Body Central Corp. (I)	1,506	22,063

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Brown Shoe Company, Inc.	5,202	$61,852
Build-A-Bear Workshop, Inc. (I)	1,969	8,939
Cabela’s, Inc. (I)	5,391	190,518
CarMax, Inc. (I)	30,600	863,226
Casual Male Retail Group, Inc. (I)	5,529	16,863
Charming Shoppes, Inc. (I)	14,486	106,327
Chico’s FAS, Inc.	26,824	391,899
China ZhengTong Auto
Services Holdings, Ltd. (I)	39,000	24,572
Christopher & Banks Corp.	4,498	5,398
Cia Hering	5,500	114,262
Citi Trends, Inc. (I)	1,958	27,060
Coldwater Creek, Inc. (I)	9,223	7,655
Collective Brands, Inc. (I)	17,328	368,567
Conn’s, Inc. (I) (L)	1,832	32,042
Cost Plus, Inc. (I)	2,378	52,554
Destination Maternity Corp.	1,404	27,378
Dick’s Sporting Goods, Inc.	15,449	718,379
Express, Inc. (I)	6,875	127,188
Fast Retailing Company, Ltd.	2,200	488,652
Foot Locker, Inc.	24,192	767,854
Francesca’s Holdings Corp. (I)	1,242	29,137
GameStop Corp., Class A (L)	18,425	353,392
Genesco, Inc. (I)	2,954	196,441
GNC Holdings, Inc., Class A	2,822	108,732
GOME Electrical
Appliances Holdings, Ltd. (L)	431,695	67,426
Group 1 Automotive, Inc.	2,825	147,917
Guess?, Inc. (L)	10,686	284,675
Haverty Furniture Companies, Inc.	2,458	29,840
Hengdeli Holdings, Ltd.	96,000	28,019
Hennes & Mauritz AB, B Shares (L)	33,075	987,078
hhgregg, Inc. (I) (L)	2,108	22,661
Hibbett Sports, Inc. (I) (L)	3,421	191,679
HOT Topic, Inc.	5,351	53,028
Hotai Motor Company, Ltd.	8,000	52,187
Inditex SA	6,918	573,488
Jos A. Bank Clothiers, Inc. (I)	3,451	153,086
Kingfisher PLC	134,254	585,692
Kirkland’s, Inc. (I)	1,997	21,647
Limited Brands, Inc.	33,218	1,473,550
Lithia Motors, Inc., Class A (L)	2,755	67,277
Lowe’s Companies, Inc.	167,595	4,478,138
Lumber Liquidators Holdings, Inc. (I) (L)	2,867	83,401
MarineMax, Inc. (I)	2,988	28,804
Mattress Firm Holding Corp. (I)	704	24,098
Monro Muffler Brake, Inc. (L)	3,821	129,112
New York & Company, Inc. (I)	3,420	12,073
Nitori Holdings Company, Ltd.	1,550	139,860
O’Reilly Automotive, Inc. (I)	17,194	1,647,013
Office Depot, Inc. (I)	79,303	170,501
OfficeMax, Inc. (I)	10,605	51,646
Pacific Sunwear of California, Inc. (I) (L)	5,951	8,510
Penske Automotive Group, Inc.	5,545	136,296
PEP Boys - Manny, Moe & Jack	6,521	60,515
PetSmart, Inc.	17,856	1,150,641
Pier 1 Imports, Inc.	12,211	199,039
RadioShack Corp. (L)	15,889	73,725
Rent-A-Center, Inc.	16,809	565,959
Ross Stores, Inc.	30,878	1,952,416
Rue21, Inc. (I) (L)	1,867	49,438
Sanrio Company, Ltd.	1,900	61,342
Select Comfort Corp. (I)	6,943	189,960
Shimamura Company, Ltd.	900	101,949
Shoe Carnival, Inc. (I)	1,761	37,298

197

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Signet Jewelers, Ltd.	13,901	$606,918
Sonic Automotive, Inc. (L)	4,984	74,212
Stage Stores, Inc.	3,887	66,818
Staples, Inc. (L)	93,739	1,231,730
Stein Mart, Inc. (I)	3,544	25,659
Systemax, Inc. (I)	1,371	16,671
Talbots, Inc. (I) (L)	8,738	21,321
Teavana Holdings, Inc. (I)	890	11,819
The Buckle, Inc. (L)	3,356	131,354
The Cato Corp., Class A	3,467	99,503
The Children’s Place Retail Stores, Inc. (I)	3,054	140,392
The Finish Line, Inc., Class A	6,474	133,494
The Foschini Group, Ltd.	12,016	168,533
The Gap, Inc.	44,843	1,188,340
The Home Depot, Inc.	208,188	10,271,996
The Men’s Wearhouse, Inc.	6,409	230,660
The Wet Seal, Inc., Class A (I) (L)	11,474	32,586
Tiffany & Company	17,147	949,772
TJX Companies, Inc.	101,866	4,325,230
Tractor Supply Company	11,408	1,042,121
Truworths International, Ltd.	25,412	246,757
Urban Outfitters, Inc. (I)	14,996	419,438
USS Company, Ltd.	910	91,934
Vitamin Shoppe, Inc. (I)	3,093	153,165
West Marine, Inc. (I)	1,935	20,163
Williams-Sonoma, Inc. (L)	16,456	574,479
Winmark Corp.	321	16,426
Yamada Denki Company, Ltd.	3,350	167,657
Zale Corp. (I)	3,987	9,330
Zhongsheng Group Holdings, Ltd.	25,000	40,213
Zumiez, Inc. (I) (L)	2,648	97,420

		52,819,678
Textiles, Apparel & Luxury Goods - 0.8%
Adidas AG	6,720	500,959
Anta Sports Products, Ltd.	38,000	31,134
Asics Corp.	6,300	66,880
Bosideng International Holdings, Ltd.	110,000	24,907
Burberry Group PLC	25,051	528,441
Carter’s, Inc. (I)	14,322	772,385
Cherokee, Inc.	1,231	14,883
China Dongxiang Group Company	129,500	16,491
Christian Dior SA	1,742	228,616
Cie Financiere Richemont SA	18,566	1,062,684
Coach, Inc.	38,862	2,621,242
Columbia Sportswear Company (L)	1,517	72,953
Crocs, Inc. (I)	11,250	190,238
Daphne International Holdings, Ltd.	40,000	43,195
Deckers Outdoor Corp. (I) (L)	6,190	344,597
Delta Apparel, Inc. (I)	1,015	14,383
Fifth & Pacific Companies, Inc. (I)	11,783	141,043
Formosa Taffeta Company, Ltd.	27,000	24,401
Fossil, Inc. (I)	7,010	512,852
G-III Apparel Group, Ltd. (I) (L)	2,064	51,001
Gildan Activewear, Inc.	3,795	89,322
Hanesbrands, Inc. (I)	15,605	434,755
Iconix Brand Group, Inc. (I)	9,105	136,393
K-Swiss, Inc., Class A (I) (L)	3,371	10,079
Kenneth Cole Productions, Inc., Class A (I)	1,068	16,127
Luxottica Group SpA	3,956	128,299
LVMH Moet Hennessy Louis Vuitton SA	8,057	1,194,995
Maidenform Brands, Inc. (I)	2,950	56,935
Movado Group, Inc.	2,180	60,386
NIKE, Inc., Class B	49,581	5,363,673
Oxford Industries, Inc.	1,605	73,910

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Perry Ellis International, Inc. (I)	1,556	$29,268
Pou Chen Corp.	76,000	65,773
PVH Corp.	10,815	876,015
Quiksilver, Inc. (I) (L)	16,128	44,352
Ralph Lauren Corp.	8,729	1,298,875
RG Barry Corp.	1,245	16,011
Ruentex Industries, Ltd.	16,000	25,489
Skechers U.S.A., Inc., Class A (I)	4,628	78,630
Steven Madden, Ltd. (I)	4,730	191,754
The Jones Group, Inc.	10,048	96,863
The Swatch Group AG	1,442	95,747
The Swatch Group AG, BR Shares	1,114	430,240
The Warnaco Group, Inc. (I)	11,499	511,820
True Religion Apparel, Inc.	3,232	94,795
Under Armour, Inc., Class A (I) (L)	5,879	592,192
Unifi, Inc. (I)	1,823	20,108
Vera Bradley, Inc. (I) (L)	2,456	53,713
VF Corp.	11,801	1,664,413
Wolverine World Wide, Inc.	6,180	262,712
Yue Yuen Industrial Holdings, Ltd.	33,500	104,490

		21,381,419

		270,954,314
Consumer Staples - 9.7%
Beverages - 2.2%
Anheuser-Busch InBev NV	25,506	1,726,401
Asahi Group Holdings, Ltd.	16,100	343,266
Beam, Inc.	21,165	1,281,752
Boston Beer Company, Inc. (I)	1,037	108,729
Brown Forman Corp., Class B	13,416	1,169,607
Central European Distribution Corp. (I) (L)	9,085	35,613
Coca Cola Hellenic Bottling Company SA (I)	6,252	107,982
Coca-Cola Amatil, Ltd.	31,620	395,633
Coca-Cola Bottling Company Consolidated	620	37,987
Coca-Cola Enterprises, Inc.	40,560	1,109,722
Coca-Cola West Japan Company, Ltd.	2,800	46,940
Companhia de Bebidas das Americas	33,400	1,276,813
Constellation Brands, Inc., Class A (I)	23,191	447,354
Craft Brewers Alliance, Inc. (I)	1,597	12,696
Diageo PLC	142,464	3,396,196
Dr. Pepper Snapple Group, Inc.	28,641	1,181,728
Heineken Holding NV	3,842	155,702
Heineken NV	8,358	400,209
Kirin Holdings Company, Ltd.	34,000	389,511
Molson Coors Brewing Company, Class B	21,209	815,486
Monster Beverage Corp. (I)	24,259	1,761,203
National Beverage Corp. (I)	1,533	22,167
PepsiCo, Inc.	212,116	14,392,071
Pernod-Ricard SA	6,339	621,588
Primo Water Corp. (I) (L)	1,787	2,216
SABMiller PLC	54,337	2,012,176
San Miguel Corp.	16,170	43,420
The Coca-Cola Company	305,642	22,840,627
Tsingtao Brewery Company, Ltd., H Shares (I)	14,000	87,817

		56,222,612
Food & Staples Retailing - 2.1%
AEON Company, Ltd.	24,800	300,128
Alimentation Couche Tard, Inc.	3,870	153,061
Alliance Global Group, Inc.	172,800	49,369
Arden Group, Inc.	81	6,685
Carrefour SA	18,055	311,531
Casey’s General Stores, Inc.	4,762	269,672
Casino Guichard Perrachon SA (L)	1,753	147,006
China Resources Enterprises, Ltd.	50,855	161,411

198

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Staples Retailing (continued)
Colruyt SA	2,355	$94,689
Costco Wholesale Corp.	58,736	5,074,203
CP ALL PCL	158,600	170,739
CVS Caremark Corp.	175,884	7,904,227
Delhaize Group SA (L)	3,207	116,934
Distribuidora Internacional
de Alimentacion SA (I)	18,594	81,468
E-Mart Company, Ltd.	542	121,132
Empire Company, Ltd.	916	48,884
FamilyMart Company, Ltd.	2,600	117,978
George Weston, Ltd.	1,667	94,418
Harris Teeter Supermarkets, Inc.	14,031	526,583
Ingles Markets, Inc.	1,807	28,207
J Sainsbury PLC	69,306	308,943
Jeronimo Martins SGPS SA	7,131	126,854
Kesko OYJ, B Shares	2,000	50,173
Koninklijke Ahold NV	36,937	434,887
Lawson, Inc.	2,500	174,993
Loblaw Companies, Ltd. (L)	3,645	111,660
Magnit OJSC (I)	13,118	324,174
Massmart Holdings, Ltd.	6,285	121,427
Metcash, Ltd.	42,141	156,716
Metro AG	4,113	118,390
Metro, Inc.	3,279	161,942
Nash Finch Company	1,586	32,687
Olam International, Ltd.	64,789	83,380
Pick’n Pay Stores, Ltd.	12,896	68,653
President Chain Store Corp.	19,000	100,193
Pricesmart, Inc.	2,219	149,960
Raia Drogasil SA	8,100	74,901
Rite Aid Corp. (I)	72,954	94,840
Roundy’s, Inc. (L)	2,592	27,968
Safeway, Inc. (L)	36,193	688,391
Seven & I Holdings Company, Ltd.	30,800	924,437
Shoppers Drug Mart Corp. (L)	6,975	278,298
Shoprite Holdings, Ltd.	25,012	407,148
Spartan Stores, Inc.	2,994	50,150
Sun Art Retail Group, Ltd.	82,500	101,660
SUPERVALU, Inc. (L)	35,344	159,755
Susser Holdings Corp. (I)	1,259	36,826
Sysco Corp.	78,948	2,203,439
Tesco PLC	455,638	2,125,776
The Andersons, Inc.	2,331	101,515
The Chefs’ Warehouse, Inc. (I)	1,261	24,022
The Fresh Market, Inc. (I)	3,529	205,105
The Kroger Company	77,621	1,708,438
The Pantry, Inc. (I)	3,001	38,743
The Spar Group, Ltd.	10,117	130,977
United Natural Foods, Inc. (I)	6,057	307,090
Village Super Market, Inc.	417	10,425
Wal-Mart Stores, Inc.	235,879	15,525,556
Walgreen Company	117,966	3,600,322
Weis Markets, Inc.	1,422	62,056
Wesfarmers, Ltd.	54,690	1,554,200
Whole Foods Market, Inc.	21,919	1,942,243
WM Morrison Supermarket PLC	123,533	526,146
Woolworths, Ltd.	66,671	1,716,549
Wumart Stores, Inc., H Shares (I)	23,000	50,747

		52,981,080
Food Products - 2.1%
Ajinomoto Company, Inc.	27,000	364,311
Alico, Inc.	520	12,698
Archer-Daniels-Midland Company	89,353	2,848,574
Aryzta AG (I)	3,174	143,564

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products (continued)
Associated British Foods PLC	20,564	$377,215
Astra Agro Lestari Tbk PT	17,000	36,912
B&G Foods, Inc.	6,005	144,600
Barry Callebaut AG (I)	71	63,128
Cal-Maine Foods, Inc. (L)	1,825	64,861
Calavo Growers, Inc.	1,556	42,619
Campbell Soup Company (L)	24,105	764,129
Charoen Pokphand Foods PCL	118,200	141,179
Charoen Pokphand Indonesia Tbk PT	293,000	81,697
China Agri-Industries Holdings, Ltd.	71,784	51,757
China Mengniu Dairy Company, Ltd.	53,498	147,668
China Yurun Food Group, Ltd.	59,400	61,010
Chiquita Brands International, Inc. (I)	5,688	30,829
CJ CheilJedang Corp.	209	59,483
ConAgra Foods, Inc.	55,720	1,401,358
Corn Products International, Inc. (I)	12,190	622,787
Cosan SA Industria e Comercio	5,500	81,702
Danone SA (L)	18,568	1,191,955
Darling International, Inc. (I)	14,607	204,644
Dean Foods Company (I)	24,883	389,170
Diamond Foods, Inc. (L)	2,745	57,920
Dole Food Company, Inc. (I)	4,488	39,853
Farmer Brothers Company (I)	980	6,703
Flowers Foods, Inc.	18,058	397,637
Fresh Del Monte Produce, Inc.	4,564	107,117
General Mills, Inc.	87,060	3,332,657
Golden Agri-Resources, Ltd.	296,240	148,990
Green Mountain Coffee Roasters, Inc. (I) (L)	20,808	491,069
H.J. Heinz Company	43,202	2,293,162
Hormel Foods Corp.	18,542	554,591
Imperial Sugar Company (L)	1,550	9,781
Indofood Sukses Makmur Tbk PT	150,500	75,543
J&J Snack Foods Corp.	1,840	101,329
JBS SA (I)	33,900	91,606
Kellogg Company	33,281	1,623,447
Kerry Group PLC	2,264	97,706
Kerry Group PLC (London Exchange)	2,564	109,648
Kikkoman Corp.	7,000	82,730
Kraft Foods, Inc., Class A	238,798	9,138,799
Lancaster Colony Corp.	5,546	373,357
Lifeway Foods, Inc.	977	9,643
Limoneira Company	531	8,172
Lindt & Spruengli AG (I)	32	93,047
Lindt & Spruengli AG - REG (I)	4	138,840
Lotte Confectionery Company, Ltd.	20	26,326
McCormick & Company, Inc., Non-
Voting Shares	17,968	1,012,676
Mead Johnson Nutrition Company	27,506	2,220,834
MEIJI Holdings Company, Ltd.	3,000	124,700
Nestle SA	117,283	6,661,724
Nippon Meat Packers, Inc.	7,000	83,334
Nisshin Seifun Group, Inc.	8,000	88,957
Nissin Food Products Company, Ltd.	2,500	91,190
Omega Protein Corp. (I)	2,558	17,062
Perdigao SA	29,100	452,909
Pilgrim’s Pride Corp. (I)	7,540	61,903
Post Holdings, Inc. (I)	4,415	132,759
Ralcorp Holdings, Inc. (I)	8,833	561,337
Sanderson Farms, Inc. (L)	2,772	152,294
Saputo, Inc. (L)	4,629	191,820
Sara Lee Corp.	79,896	1,669,826
Seneca Foods Corp., Class A (I)	615	13,401
Smart Balance, Inc. (I)	7,589	45,003
Smithfield Foods, Inc. (I)	25,749	506,483
Snyders-Lance, Inc.	5,926	152,832

199

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products (continued)
Standard Foods Corp.	8,000	$24,284
Suedzucker AG	2,300	70,007
Tate & Lyle PLC	27,145	281,463
The Hain Celestial Group, Inc. (I) (L)	4,486	248,928
The Hershey Company	20,711	1,384,737
The J.M. Smucker Company	15,311	1,172,210
Tiger Brands, Ltd.	9,592	273,390
Tingyi (Cayman Islands) Holding Corp.	84,000	199,044
Tootsie Roll Industries, Inc. (L)	7,180	160,473
Toyo Suisan Kaisha, Ltd.	4,000	102,153
TreeHouse Foods, Inc. (I)	4,442	253,238
Tyson Foods, Inc., Class A	39,364	762,481
Uni-President Enterprises Corp.	129,000	193,928
Unilever NV (L)	51,850	1,635,350
Unilever PLC	73,173	2,312,908
Viterra, Inc.	12,137	188,016
Want Want China Holdings, Ltd.	256,000	292,414
Wilmar International, Ltd.	83,000	234,732
Yakult Honsha Company, Ltd. (L)	4,100	142,826
Yamazaki Baking Company, Ltd.	6,000	83,056

		52,994,205
Household Products - 1.5%
Central Garden & Pet Company, Class A (I)	5,304	48,903
Church & Dwight Company, Inc.	22,779	1,212,754
Clorox Company	17,531	1,206,133
Colgate-Palmolive Company	64,765	6,366,400
Energizer Holdings, Inc. (I) (L)	10,550	769,201
Harbinger Group, Inc. (I)	1,150	5,474
Henkel AG & Company, KGaA	4,129	226,456
Kimberly-Clark Corp.	53,166	4,218,722
LG Household & Health Care, Ltd.	248	122,629
Oil-Dri Corp of America	462	8,884
Reckitt Benckiser Group PLC	35,320	1,876,512
Spectrum Brands Holdings, Inc. (I)	2,071	71,491
The Procter & Gamble Company	371,983	23,170,821
Unicharm Corp.	4,800	259,346
Unilever Indonesia Tbk PT	37,000	80,820
WD-40 Company	2,030	94,963

		39,739,509
Personal Products - 0.2%
Amorepacific Corp.	85	78,067
Avon Products, Inc.	58,200	963,210
Beiersdorf AG	3,325	209,831
Elizabeth Arden, Inc. (I)	3,067	105,689
Hengan International Group Company, Ltd.	32,000	305,095
Hypermarcas SA (I)	12,700	69,455
Inter Parfums, Inc.	2,065	32,421
Kao Corp.	21,800	562,401
L’Oreal SA	7,648	863,301
Medifast, Inc. (I)	1,759	31,768
Natura Cosmeticos SA	7,700	165,312
Nature’s Sunshine Products, Inc.	1,538	22,455
Nu Skin Enterprises, Inc., Class A (L)	6,832	292,956
Nutraceutical International Corp. (I)	1,298	19,418
Prestige Brands Holdings, Inc. (I)	6,269	86,073
Revlon, Inc. (I)	1,366	20,340
Schiff Nutrition International, Inc. (I)	1,676	28,157
Shiseido Company, Ltd.	15,100	236,992
Synutra International, Inc. (I)	1,145	5,656
The Estee Lauder Companies, Inc., Class A	30,368	1,644,427
The Female Health Company (L)	1,292	7,261
USANA Health Sciences, Inc. (I) (L)	820	33,128

		5,783,413

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Tobacco - 1.6%
Alliance One International, Inc. (I) (L)	11,010	$31,599
Altria Group, Inc.	276,264	8,892,938
British American Tobacco PLC	112,214	5,282,956
Gudang Garam Tbk PT	19,500	111,632
Imperial Tobacco Group PLC	57,536	2,077,739
Japan Tobacco, Inc.	185	1,030,941
KT&G Corp.	2,877	191,623
Lorillard, Inc.	17,825	2,203,170
Philip Morris International, Inc.	232,541	19,652,040
Reynolds American, Inc.	45,129	1,888,197
Souza Cruz SA	17,100	228,921
Star Scientific, Inc. (I) (L)	13,280	51,526
Swedish Match AB	7,111	269,954
Universal Corp.	6,598	298,032
Vector Group, Ltd. (L)	5,955	98,853

		42,310,121

		250,030,940
Energy - 9.6%
Energy Equipment & Services - 1.5%
AMEC PLC	18,953	284,464
Atwood Oceanics, Inc. (I)	9,071	346,603
Baker Hughes, Inc.	59,094	2,465,993
Basic Energy Services, Inc. (I)	2,982	33,816
Bristow Group, Inc.	4,546	182,067
C&J Energy Services, Inc. (I) (L)	1,478	26,427
Cal Dive International, Inc. (I) (L)	11,865	30,493
Cameron International Corp. (I)	33,245	1,518,964
CARBO Ceramics, Inc.	3,175	258,318
China Oilfield Services, Ltd., H Shares	66,000	90,901
Cie Generale de Geophysique-Veritas (I)	4,594	100,318
Dawson Geophysical Company (I)	1,033	23,449
Diamond Offshore Drilling, Inc. (L)	9,388	546,194
Dresser-Rand Group, Inc. (I)	12,088	530,421
Dril-Quip, Inc. (I)	9,820	594,994
Exterran Holdings, Inc. (I) (L)	7,935	91,570
FMC Technologies, Inc. (I)	32,287	1,299,229
Fugro NV	2,219	128,286
Geokinetics, Inc. (I) (L)	1,371	556
Global Geophysical Services, Inc. (I)	2,284	16,194
Gulf Islands Fabrication, Inc.	1,848	46,200
Gulfmark Offshore, Inc., Class A (I)	2,975	106,178
Halliburton Company	124,648	3,746,919
Heckmann Corp. (I) (L)	12,427	42,003
Helix Energy Solutions Group, Inc. (I)	30,105	515,699
Helmerich & Payne, Inc.	14,502	656,941
Hercules Offshore, Inc. (I)	16,356	54,138
Hornbeck Offshore Services, Inc. (I)	3,848	128,485
ION Geophysical Corp. (I)	16,343	99,039
Key Energy Services, Inc. (I)	15,536	153,962
Lufkin Industries, Inc. (L)	4,192	240,914
Matrix Service Company (I)	3,384	35,160
Mitcham Industries, Inc. (I)	1,548	29,257
Nabors Industries, Ltd. (I)	38,987	528,274
National Oilwell Varco, Inc.	57,291	3,824,174
Natural Gas Services Group, Inc. (I)	1,736	23,922
Newpark Resources, Inc. (I) (L)	11,296	65,404
Noble Corp. (I)	34,055	1,064,900
Oceaneering International, Inc.	17,282	798,774
Oil States International, Inc. (I)	8,214	546,806
OYO Geospace Corp. (I)	548	50,849
Parker Drilling Company (I)	14,539	71,096
Patterson-UTI Energy, Inc.	24,731	373,933
Petrofac, Ltd.	14,794	353,149

200

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
PHI, Inc. (I)	875	$20,834
Pioneer Drilling Company (I)	7,675	57,102
Precision Drilling Corp. (I)	7,522	58,699
RigNet, Inc. (I)	899	14,033
Rowan Companies Plc (I)	16,690	500,700
Saipem SpA	8,489	332,059
SBM Offshore NV (I)	5,522	72,607
Schlumberger, Ltd.	180,128	11,393,096
Superior Energy Services, Inc. (I)	25,211	545,566
Technip SA	3,143	288,331
Tenaris SA	15,022	234,745
Tesco Corp. (I)	3,801	45,688
Tetra Technologies, Inc. (I)	9,580	61,216
Tidewater, Inc.	8,203	369,791
Transocean, Ltd.	12,277	497,063
Union Drilling, Inc. (I)	2,049	9,487
Unit Corp. (I)	6,637	264,086
Vantage Drilling Company (I)	21,700	32,550
Willbros Group, Inc. (I)	4,971	28,434
WorleyParsons, Ltd.	10,555	263,168

		37,214,688
Oil, Gas & Consumable Fuels - 8.1%
Abraxas Petroleum Corp. (I) (L)	10,377	28,641
Adaro Energy Tbk PT	268,000	41,828
Alon USA Energy, Inc.	1,368	11,587
Alpha Natural Resources, Inc. (I)	29,713	311,392
Amyris, Inc. (I) (L)	2,187	5,927
Anadarko Petroleum Corp.	67,313	4,106,093
Apache Corp.	51,902	4,223,785
Apco Oil and Gas International, Inc.	1,176	26,778
Approach Resources, Inc. (I)	3,263	91,462
ARC Resources, Ltd. (L)	9,308	186,457
Arch Coal, Inc. (L)	34,120	216,321
Athabasca Oil Corp. (I)	9,714	100,540
ATP Oil & Gas Corp. (I) (L)	5,524	29,167
Banpu PCL	4,600	65,064
Baytex Energy Corp.	3,826	167,768
Berry Petroleum Company, Class A (L)	6,432	250,269
BG Group PLC	192,905	3,713,174
Bill Barrett Corp. (I)	13,394	258,638
Bonanza Creek Energy, Inc. (I)	1,247	21,274
Bonavista Energy Corp.	4,586	78,635
BP PLC	1,077,808	6,551,351
BPZ Resources, Inc. (I) (L)	12,696	39,231
Bumi Resources Tbk PT	306,000	46,101
Cabot Oil & Gas Corp.	28,338	922,119
Callon Petroleum Company (I)	5,012	21,602
Caltex Australia, Ltd.	7,260	96,291
Camac Energy, Inc. (I)	7,806	5,716
Cameco Corp.	12,777	245,681
Canadian Natural Resources, Ltd.	35,619	1,022,859
Canadian Oil Sands, Ltd.	15,724	305,848
Carrizo Oil & Gas, Inc. (I) (L)	4,854	107,322
Cenovus Energy, Inc.	24,511	772,458
Ceres, Inc. (I)	722	7,617
Cheniere Energy, Inc. (I) (L)	19,190	269,428
Chesapeake Energy Corp. (L)	89,470	1,512,043
Chevron Corp.	266,987	26,247,492
China Coal Energy Company, Ltd., H Shares	175,295	162,106
China Petroleum & Chemical Corp., H Shares	714,030	636,974
China Shenhua Energy Company, Ltd.,
H Shares	144,500	506,054
Cimarex Energy Company	13,709	730,278
Clayton Williams Energy, Inc. (I)	743	42,455

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Clean Energy Fuels Corp. (I) (L)	6,154	$83,756
Cloud Peak Energy, Inc. (I)	7,591	117,509
CNOOC, Ltd.	759,716	1,366,717
Comstock Resources, Inc. (I) (L)	5,924	88,564
ConocoPhillips	172,821	9,014,343
CONSOL Energy, Inc.	30,669	861,186
Contango Oil & Gas Company (I)	1,560	81,962
Cosmo Oil Company, Ltd.	25,000	62,857
Crescent Point Energy Corp. (L)	9,311	358,160
Crimson Exploration, Inc. (I)	2,982	11,839
Crosstex Energy, Inc.	5,079	68,617
CVR Energy, Inc. (I)	2,047	52,076
Delek US Holdings, Inc.	1,784	28,740
Denbury Resources, Inc. (I)	52,707	796,930
Devon Energy Corp.	54,574	3,248,244
DHT Holdings, Inc.	8,040	5,459
Enbridge, Inc. (L)	24,180	955,401
Encana Corp. (L)	23,802	475,648
Endeavour International Corp. (I) (L)	4,639	46,344
Energen Corp.	11,535	509,270
Energy Partners, Ltd. (I)	3,630	57,318
Energy XXI Bermuda, Ltd.	9,403	291,963
Enerplus Corp. (L)	6,342	87,990
ENI SpA	76,262	1,478,891
EOG Resources, Inc.	36,339	3,608,463
EQT Corp.	20,189	936,366
Essar Energy PLC (I) (L)	18,419	38,887
Evolution Petroleum Corp. (I)	2,270	18,205
Exxon Mobil Corp.	636,522	50,049,725
Forest Oil Corp. (I)	17,925	149,674
Formosa Petrochemical Corp.	37,000	100,777
Frontline, Ltd. (L)	6,349	29,904
FX Energy, Inc. (I)	6,648	32,376
Galp Energia SGPS SA	7,418	88,429
Gastar Exploration, Ltd. (I)	7,634	13,741
Gazprom OAO, ADR (L)	265,200	2,328,456
GeoResources, Inc. (I)	2,523	90,071
Gevo, Inc. (I) (L)	726	4,407
GMX Resources, Inc. (I) (L)	8,492	8,219
Golar LNG, Ltd. (L)	4,981	174,484
Goodrich Petroleum Corp. (I)	3,215	47,486
Green Plains Renewable Energy, Inc. (I)	2,198	15,584
GS Holdings Corp.	1,319	61,784
Gulfport Energy Corp. (I)	5,697	105,281
Hallador Energy Company	1,008	7,106
Harvest Natural Resources, Inc. (I)	4,263	23,404
Hess Corp.	40,863	1,785,713
HollyFrontier Corp.	33,312	982,038
Houston American Energy Corp. (I)	2,152	3,336
HRT Participacoes em Petroleo SA (I)	10,000	33,468
Husky Energy, Inc. (L)	10,714	241,800
Hyperdynamics Corp. (I) (L)	20,764	15,781
Idemitsu Kosan Company, Ltd.	900	81,264
Imperial Oil, Ltd.	9,547	383,692
Indo Tambangraya Megah Tbk PT	14,000	50,237
Inpex Corp.	90	517,390
IRPC PCL	342,054	39,350
Isramco, Inc. (I)	72	5,676
James River Coal Company (I) (L)	4,429	11,117
Japan Petroleum Exploration Company, Ltd.	1,200	46,211
JX Holdings, Inc.	91,500	462,847
Kinder Morgan, Inc.	43,701	1,494,151
KiOR, Inc., Class A (I) (L)	1,351	12,227
Knightsbridge Tankers, Ltd. (L)	2,884	26,764
Kodiak Oil & Gas Corp. (I)	32,142	260,672

201

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Kunlun Energy Company, Ltd.	98,000	$167,612
L&L Energy, Inc. (I)	2,934	4,372
LUKOIL OAO, ADR	25,100	1,314,738
Lundin Petroleum AB (I)	7,226	128,180
Magnum Hunter Resources Corp. (I) (L)	13,825	55,715
Marathon Oil Corp.	95,064	2,368,044
Marathon Petroleum Corp.	46,946	1,693,342
Matador Resources Company (I) (L)	1,756	17,648
McMoRan Exploration Company (I) (L)	12,202	118,725
MEG Energy Corp. (I)	4,114	137,220
Miller Energy Resources, Inc. (I) (L)	4,015	16,180
Murphy Oil Corp.	26,184	1,220,698
Neste Oil OYJ	3,974	36,763
Newfield Exploration Company (I)	17,892	536,044
Nexen, Inc.	17,196	269,715
Niko Resources, Ltd.	1,510	44,736
Noble Energy, Inc.	23,896	2,018,256
Nordic American Tanker Shipping, Ltd. (L)	6,517	81,723
Northern Oil and Gas, Inc. (I) (L)	18,026	323,206
NovaTek OAO, ADR	4,464	427,162
NovaTek OAO, GDR	903	78,251
Oasis Petroleum, Inc. (I)	7,416	190,517
Occidental Petroleum Corp.	109,534	8,682,760
OGX Petroleo e Gas Participacoes SA (I)	56,800	290,076
OMV AG	5,240	142,877
Origin Energy, Ltd.	58,970	739,094
Overseas Shipholding Group, Inc. (L)	3,300	36,036
Pacific Rubiales Energy Corp.	8,450	221,630
Panhandle Oil and Gas, Inc.	475	12,070
Patriot Coal Corp. (I) (L)	26,177	62,039
Peabody Energy Corp.	36,770	858,947
Pembina Pipeline Corp.	9,327	251,315
Pengrowth Energy Trust (L)	11,378	81,079
Penn Virginia Corp. (L)	5,692	31,989
Penn West Petroleum, Ltd.	15,402	205,489
PetroChina Company, Ltd., H Shares	897,739	1,126,071
Petroleo Brasileiro SA	130,500	1,281,156
Petroleum Development Corp. (I)	2,937	72,955
Petroquest Energy, Inc. (I)	7,025	34,774
Phillips 66 (I)	86,410	2,594,892
Pioneer Natural Resources Company	16,646	1,609,668
Plains Exploration & Production Company (I)	20,509	734,017
Progress Energy Resources Corp. (L)	5,981	64,799
PTT Exploration & Production PCL	39,606	195,447
PTT PCL, Foreign Shares	28,582	281,193
QEP Resources, Inc.	23,971	630,917
Quicksilver Resources, Inc. (I) (L)	18,928	84,608
Range Resources Corp.	21,318	1,224,506
Reliance Industries, Ltd., GDR (S)	14,431	349,519
Reliance Industries, Ltd., GDR (London
Stock Exchange) (S)	30,865	748,435
Renewable Energy Group, Inc. (I)	1,025	7,114
Rentech, Inc. (I)	27,749	52,168
Repsol YPF SA	25,101	377,001
Resolute Energy Corp. (I) (L)	5,793	50,689
REX American Resources Corp. (I)	819	15,086
Rex Energy Corp. (I)	5,214	52,453
Rosetta Resources, Inc. (I)	6,628	256,437
Rosneft Oil Company, GDR	83,849	519,361
Royal Dutch Shell PLC, B Shares	151,735	4,894,495
Royal Dutch Shell PLC, Class A (London
Stock Exchange)	206,480	6,423,594
S-Oil Corp.	1,175	92,090
Sanchez Energy Corp. (I)	1,256	30,332
Santos, Ltd.	51,462	600,234

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Sasol, Ltd.	31,877	$1,361,942
Scorpio Tankers, Inc. (I)	3,829	21,404
SemGroup Corp., Class A (I)	5,163	155,664
Ship Finance International, Ltd. (L)	5,583	86,481
Showa Shell Sekiyu KK	7,600	44,943
SK Innovation Company, Ltd.	1,558	184,417
SM Energy Company	10,256	554,747
Solazyme, Inc. (I) (L)	1,346	14,752
Southwestern Energy Company (I)	47,140	1,321,334
Spectra Energy Corp.	87,940	2,524,757
Stone Energy Corp. (I)	6,107	143,881
Suncor Energy, Inc.	51,130	1,387,592
Sunoco, Inc.	14,426	670,088
Surgutneftegas OJSC, ADR
(London Exchange)	45,300	346,092
Surgutneftegas OJSC, ADR, Class B	6,200	30,876
Swift Energy Company (I)	5,282	105,165
Syntroleum Corp. (I)	11,332	7,254
Talisman Energy, Inc.	33,658	355,204
Tambang Batubara Bukit Asam Tbk PT	29,500	46,881
Targa Resources Corp.	2,056	91,163
Tatneft, ADR, Turquoise Exchange	12,772	393,569
Tatneft, ADR, U.S. Exchange	5,036	153,447
Teekay Tankers, Ltd., Class A (L)	6,494	26,431
Tesoro Corp. (I)	18,771	415,215
Thai Oil PCL	32,800	58,249
The Williams Companies, Inc.	79,977	2,441,698
TonenGeneral Sekiyu KK (L)	11,000	100,016
Total SA	67,079	2,902,391
Tourmaline Oil Corp. (I)	4,053	93,197
Trans-Canada Corp. (L)	22,932	939,838
Triangle Petroleum Corp. (I)	5,390	27,489
Tullow Oil PLC	51,477	1,141,830
Ultrapar Participacoes SA	14,500	298,289
Ur-Energy, Inc. (I) (L)	13,077	11,639
Uranerz Energy Corp. (I) (L)	8,224	11,102
Uranium Energy Corp. (I) (L)	9,475	21,793
Uranium Resources, Inc. (I) (L)	11,752	8,216
US Energy Corp. (I)	3,284	7,389
USEC, Inc. (I) (L)	14,443	10,431
Vaalco Energy, Inc. (I)	6,418	54,746
Valero Energy Corp.	74,963	1,581,719
Venoco, Inc. (I)	3,696	34,484
Vermilion Energy, Inc. (L)	3,022	127,217
Voyager Oil & Gas, Inc. (I) (L)	6,088	11,385
W&T Offshore, Inc.	4,350	66,860
Warren Resources, Inc. (I)	9,207	19,795
Western Refining, Inc.	6,537	126,426
Westmoreland Coal Company (I)	1,400	10,472
Whitehaven Coal, Ltd.	24,422	94,295
Woodside Petroleum, Ltd.	35,082	1,095,627
World Fuel Services Corp.	20,204	757,650
WPX Energy, Inc. (I)	26,825	393,523
Yanzhou Coal Mining Company, Ltd.,
H Shares (I)	83,210	139,533
Zion Oil & Gas, Inc. (I) (L)	4,092	8,716

		209,029,746

		246,244,434
Financials - 16.1%
Capital Markets - 1.6%
3i Group PLC	56,287	152,301
Affiliated Managers Group, Inc. (I)	8,567	883,001
Ameriprise Financial, Inc.	29,967	1,436,019

202

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
Apollo Investment Corp.	55,893	$415,844
Arlington Asset Investment Corp.	1,067	24,093
Artio Global Investors, Inc. (L)	3,970	12,109
BGC Partners, Inc., Class A	9,368	55,833
BlackRock Kelso Capital Corp.	9,187	86,358
BlackRock, Inc.	13,556	2,315,365
Calamos Asset Management, Inc.	2,462	26,787
Capital Securities Corp.	62,000	20,398
Capital Southwest Corp.	194	16,969
CETIP SA - Mercados Organizados	8,700	125,527
China Everbright, Ltd.	37,784	49,160
CI Financial Corp.	5,251	111,238
CIFC Corp. (I)	1,628	11,966
Cohen & Steers, Inc. (L)	2,223	71,914
Cowen Group, Inc., Class A (I)	8,677	22,040
Credit Suisse Group AG (I)	40,554	774,965
Daewoo Securities Company, Ltd.	4,613	39,768
Daiwa Securities Group, Inc.	69,000	216,640
Deutsche Bank AG (L)	29,536	1,066,090
Diamond Hill Investment Group, Inc.	173	11,569
Duff & Phelps Corp.	3,810	54,293
E*TRADE Financial Corp. (I)	34,292	291,139
Eaton Vance Corp. (L)	18,496	450,193
Edelman Financial Group, Inc.	2,813	24,164
Epoch Holding Corp.	1,877	43,133
Evercore Partners, Inc., Class A	2,608	64,444
FBR Capital Markets Corp. (I)	6,128	16,300
Federated Investors, Inc., Class B (L)	12,471	250,542
Fidus Investment Corp.	820	11,275
Fifth Street Finance Corp.	10,208	97,078
Financial Engines, Inc. (I)	4,791	100,515
Franklin Resources, Inc.	19,247	2,055,387
FXCM, Inc.	2,247	23,099
GAM Holding, Ltd. (I)	7,012	73,833
GAMCO Investors, Inc., Class A	898	37,276
GFI Group, Inc. (L)	8,959	24,368
Gladstone Capital Corp. (L)	2,879	21,305
Gladstone Investment Corp.	3,188	23,432
Gleacher & Company, Inc. (I)	9,954	8,461
Golub Capital BDC, Inc.	1,695	24,696
Greenhill & Company, Inc. (L)	4,625	161,274
Harris & Harris Group, Inc. (I)	4,300	15,179
Hercules Technology Growth Capital, Inc.	6,184	65,303
HFF, Inc. (I)	3,635	47,546
Hyundai Securities Company, Ltd.	3,218	22,181
ICAP PLC	31,501	165,445
ICG Group, Inc. (I)	4,692	40,820
IGM Financial, Inc. (L)	3,864	148,709
INTL FCStone, Inc. (I)	1,709	31,241
Invesco, Ltd.	60,253	1,310,503
Investec PLC	31,292	161,186
Investec, Ltd.	14,892	77,453
Investment Technology Group, Inc. (I)	4,853	46,006
Janus Capital Group, Inc.	30,138	220,007
Jefferies Group, Inc. (L)	24,052	321,335
JMP Group, Inc.	2,173	12,625
Julius Baer Group, Ltd. (I)	7,365	232,862
KBW, Inc. (L)	4,111	66,639
KGI Securities Company, Ltd.	97,000	44,144
Knight Capital Group, Inc., Class A (I)	12,534	157,552
Kohlberg Capital Corp.	2,779	15,813
Korea Investment Holdings Company, Ltd.	1,060	35,969
Ladenburg Thalmann
Financial Services, Inc. (I)	13,666	19,952
Legg Mason, Inc.	16,794	427,407

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
Macquarie Group, Ltd.	19,058	$502,203
Main Street Capital Corp.	2,916	67,680
Man Group PLC	105,268	118,451
Manning & Napier, Inc.	1,665	23,127
MCG Capital Corp.	9,682	42,698
Medallion Financial Corp.	2,061	21,270
Mediobanca SpA	16,980	59,616
Medley Capital Corp.	1,676	18,537
Mirae Asset Securities Company, Ltd.	634	16,877
Morgan Stanley	205,757	2,748,914
MVC Capital, Inc.	3,180	39,877
New Mountain Finance Corp.	1,091	15,492
NGP Capital Resources Company	3,013	20,609
Nomura Holdings, Inc.	148,900	487,630
Northern Trust Corp.	32,563	1,406,070
Oppenheimer Holdings, Inc., Class A	1,361	19,081
Partners Group Holding AG	505	83,839
PennantPark Investment Corp.	6,864	66,924
Piper Jaffray Companies (I)	1,965	43,053
Prospect Capital Corp.	15,132	162,972
Pzena Investment Management, Inc., Class A	1,189	4,899
Ratos AB	6,034	53,493
Raymond James Financial, Inc.	17,837	609,669
Safeguard Scientifics, Inc. (I)	2,643	40,041
Samsung Securities Company, Ltd.	1,494	63,668
SBI Holdings, Inc.	883	57,143
Schroders PLC	6,447	119,213
SEI Investments Company	23,164	414,867
Solar Capital, Ltd.	4,603	100,207
Solar Senior Capital, Ltd.	1,190	19,802
State Street Corp.	65,885	2,715,121
Stifel Financial Corp. (I)	6,691	212,707
SWS Group, Inc. (I)	3,878	22,299
T. Rowe Price Group, Inc.	34,235	1,971,594
Teton Advisors, Inc., Class A	20	251
The Bank of New York Mellon Corp.	162,705	3,312,674
The Charles Schwab Corp.	145,941	1,818,425
The Goldman Sachs Group, Inc.	66,838	6,396,397
THL Credit, Inc.	1,460	18,513
TICC Capital Corp.	4,954	46,914
Triangle Capital Corp.	3,427	69,705
UBS AG (I)	129,502	1,471,408
Virtus Investment Partners, Inc. (I)	843	59,752
Waddell & Reed Financial, Inc., Class A	13,691	393,069
Walter Investment Management Corp.	3,233	61,201
Westwood Holdings Group, Inc.	416	14,810
Woori Investment & Securities Company, Ltd.	3,380	30,279
Yuanta Financial Holdings Company, Ltd. (I)	268,000	117,965

		41,669,044
Commercial Banks - 5.2%
1st Source Corp.	2,222	47,351
1st United Bancorp, Inc. (I)	4,378	25,217
ABSA Group, Ltd.	16,679	295,851
Agricultural Bank of China, Ltd., H Shares	783,000	316,944
Alliance Financial Corp.	342	10,735
Ameris Bancorp (I)	3,329	37,851
Ames National Corp.	564	11,455
Aozora Bank, Ltd.	24,000	50,531
Arrow Financial Corp. (L)	1,660	39,608
Associated Banc-Corp.	27,832	352,353
Australia & New Zealand Banking Group, Ltd.	143,198	2,919,815
Axis Bank Ltd.	19,188	334,607
Banca Carige SpA	21,122	17,217
Banca Intesa SpA	29,257	31,009

203

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Banca Monte dei Paschi di Siena SpA (I) (L)	153,335	$38,606
BancFirst Corp.	1,059	40,168
Banco Bilbao Vizcaya Argentaria SA	146,504	839,668
Banco de Sabadell SA (L)	63,947	104,947
Banco do Brasil SA	25,100	248,903
Banco Espirito Santo SA (I)	60,982	34,767
Banco Latinoamericano de
Comercio Exterior SA	3,775	73,613
Banco Popolare Societa Cooperativa (I)	55,736	61,983
Banco Popular Espanol SA (L)	30,715	62,336
Banco Santander Brasil SA	33,200	268,319
Banco Santander SA	270,659	1,439,461
Bancorp, Inc. (I)	3,977	36,151
BancorpSouth, Inc.	25,177	339,638
Bangkok Bank PCL	18,800	106,188
Bangkok Bank PCL, Foreign Shares	30,500	179,463
Bank Central Asia Tbk PT	262,500	195,205
Bank Danamon Indonesia Tbk PT	117,698	66,382
Bank Mandiri Tbk PT	247,588	181,440
Bank Negara Indonesia Persero Tbk PT	246,698	96,932
Bank of Ayudhya PCL	62,300	55,457
Bank of China, Ltd., H Shares	2,841,321	1,084,885
Bank of Communications Company, Ltd.,
H Shares	308,076	199,127
Bank of East Asia, Ltd.	67,693	228,480
Bank of Hawaii Corp.	7,343	340,275
Bank of Kyoto, Ltd.	12,000	87,266
Bank of Marin Bancorp	373	13,275
Bank of Montreal (L)	20,625	1,102,889
Bank of Nova Scotia	35,254	1,808,011
Bank of the Ozarks, Inc. (L)	3,760	109,190
Bank of the Philippine Islands	51,988	80,015
Bank Pan Indonesia Tbk PT (I)	25,750	2,411
Bank Rakyat Indonesia Tbk PT	298,000	178,814
Bankia SA (I) (L)	27,136	35,234
Bankinter SA	6,337	19,475
Banner Corp.	2,350	45,120
Barclays PLC	657,727	1,808,275
BB&T Corp.	94,160	2,845,515
BBCN Bancorp, Inc. (I)	9,514	102,656
BDO Unibank, Inc.	37,130	60,140
Bendigo and Adelaide Bank, Ltd.	19,188	136,164
BNP Paribas SA (L)	30,443	971,058
BOC Hong Kong Holdings, Ltd.	160,000	440,917
Boston Private Financial Holdings, Inc. (L)	9,978	90,002
Bridge Bancorp, Inc.	481	9,428
Bridge Capital Holdings (I)	648	9,940
Bryn Mawr Bank Corp.	777	15,905
BS Financial Group, Inc.	4,715	46,265
CaixaBank (L)	22,632	56,522
Camden National Corp.	522	16,829
Canadian Imperial Bank of Commerce	12,926	901,948
Capital Bank Corp. (I)	1,018	2,128
Capital City Bank Group, Inc.	1,957	13,151
Cardinal Financial Corp.	4,180	47,652
Cathay General Bancorp	22,677	375,985
Centerstate Banks, Inc.	2,013	14,574
Central Pacific Financial Corp. (I)	2,129	27,315
Chang Hwa Commercial Bank, Ltd.	128,000	66,406
Chemical Financial Corp.	1,818	36,960
Chiba Bank, Ltd.	30,000	168,532
China Citic Bank Corp., Ltd., H Shares	315,200	162,819
China Construction Bank Corp., H Shares	2,550,196	1,773,634
China Development Financial Holdings Corp.	287,000	72,041

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
China Merchants Bank Company, Ltd.,
H Shares	165,855	$320,415
China Minsheng Banking Corp., Ltd.,
H Shares	222,000	211,033
Chinatrust Financial Holding Company, Ltd.	328,000	182,801
Chongqing Rural Commercial Bank, H Shares	95,000	40,408
Chugoku Bank, Ltd.	6,000	70,810
Chuo Mitsui Trust Holdings, Inc.	125,000	313,708
Citizens & Northern Corp.	827	14,431
City Holding Company	2,189	70,442
City National Corp.	7,491	372,153
CNB Financial Corp.	856	12,780
CoBiz Financial, Inc.	5,079	30,880
Columbia Banking System, Inc.	5,112	92,629
Comerica, Inc.	26,690	811,910
Commerce Bancshares, Inc.	12,666	490,681
Commerzbank AG (I)	113,651	187,590
Commonwealth Bank of Australia	85,722	4,121,201
Community Bank Systems, Inc.	5,218	138,851
Community Trust Bancorp, Inc.	2,065	68,207
Credit Agricole SA (I)	31,053	111,318
Cullen/Frost Bankers, Inc.	9,803	557,693
CVB Financial Corp.	11,696	127,369
DBS Group Holdings, Ltd.	75,272	769,988
DGB Financial Group, Inc.	3,450	42,777
E.Sun Financial Holding Company, Ltd.	125,000	62,765
Eagle Bancorp, Inc. (I)	1,125	18,045
East West Bancorp, Inc.	23,784	532,524
Encore Bancshares, Inc. (I)	1,223	25,206
Enterprise Financial Services Corp.	2,409	26,041
Erste Group Bank AG (I)	6,007	104,911
Fifth Third Bancorp	124,228	1,658,444
Financial Institutions, Inc.	927	15,147
First Bancorp Troy NC	2,411	22,398
First Bancorp, Inc. Maine	624	8,861
First Busey Corp.	5,127	23,789
First Commonwealth Financial Corp.	13,637	85,504
First Community Bancshares, Inc.	2,425	30,046
First Connecticut Bancorp, Inc.	1,202	15,662
First Financial Bancorp	7,617	116,997
First Financial Bankshares, Inc. (L)	4,259	136,544
First Financial Corp./Indiana	1,653	46,367
First Financial Holding Company, Ltd.	183,000	106,893
First Horizon National Corp.	34,626	293,628
First Interstate Bancsystem, Inc.	2,521	35,168
First Merchants Corp.	3,667	43,014
First Midwest Bancorp, Inc.	9,643	97,298
First Niagara Financial Group, Inc.	56,285	454,220
First of Long Island Corp.	535	14,424
FirstMerit Corp. (L)	31,507	500,961
FNB Corp.	17,361	184,374
Fukuoka Financial Group, Inc.	31,000	113,791
Fulton Financial Corp.	32,043	324,596
German American Bancorp, Inc.	866	15,856
Glacier Bancorp, Inc.	9,321	133,756
Great Southern Bancorp, Inc.	684	16,012
Gunma Bank	15,000	66,195
Hampton Roads Bankshares, Inc. (I)	1,650	2,148
Hampton Roads Bankshares, Inc. (I)	1,650	2,310
Hampton Roads Bankshares, Inc.	1,650	2,387
Hana Financial Group, Inc.	5,660	178,154
Hancock Holding Company	23,295	710,265
Hang Seng Bank, Ltd.	33,000	425,902
Hanmi Financial Corp. (I)	4,249	39,898
HDFC Bank, Ltd., ADR (I) (L)	25,000	699,000

204

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Heartland Financial USA, Inc.	906	$17,214
Heritage Commerce Corp. (I)	3,329	20,507
Heritage Financial Corp. (L)	1,049	14,529
Hokuhoku Financial Group, Inc.	48,000	69,911
Home Bancshares, Inc.	3,154	88,722
HSBC Holdings PLC	1,014,678	8,014,107
Hua Nan Financial Holdings Company, Ltd.	156,000	85,651
Hudson Valley Holding Corp.	2,271	37,926
Huntington Bancshares, Inc.	116,733	763,434
IBERIABANK Corp. (L)	3,817	185,086
ICICI Bank, Ltd., ADR	15,500	436,325
Independent Bank Corp. - MA (L)	3,006	81,252
Industrial & Commercial Bank of China,
H Shares	2,578,270	1,574,509
Industrial Bank of Korea	4,130	42,106
International Bancshares Corp.	15,361	283,718
Intesa Sanpaolo SpA	318,268	398,950
Investors Bancorp, Inc. (I)	6,198	92,598
Irish Bank Resolution Corp., Ltd. (I)	29,183	0
Israel Discount Bank, Ltd. (I)	1	1
Iyo Bank, Ltd.	9,000	67,552
Joyo Bank, Ltd.	25,000	103,008
Kasikornbank PCL	20,900	101,575
Kasikornbank PCL, Foreign Shares	42,200	207,790
KB Financial Group, Inc.	9,479	297,045
KBC Groep NV	4,983	76,601
KeyCorp	128,700	965,250
Korea Exchange Bank (I)	6,480	44,955
Krung Thai Bank PCL	129,200	60,915
Lakeland Bancorp, Inc.	1,534	13,788
Lakeland Financial Corp.	2,437	62,607
Lloyds Banking Group PLC (I)	2,340,427	923,539
M&T Bank Corp.	17,071	1,388,214
MainSource Financial Group, Inc.	2,908	32,162
MB Financial, Inc.	7,038	142,942
Mega Financial Holding Company, Ltd.	255,000	177,079
Meggitt PLC (I)	44,291	257,887
Merchants Bancshares, Inc.	356	9,420
Metro Bancorp, Inc. (I)	939	10,629
Metropolitan Bank & Trust Company	14,139	29,141
Mitsubishi UFJ Financial Group	520,200	2,239,901
Mizuho Financial Group, Inc. (L)	929,400	1,355,665
National Australia Bank, Ltd. (L)	119,790	2,627,130
National Bank of Canada (L)	5,142	366,713
National Bank of Greece SA (I)	32,205	40,505
National Bankshares, Inc. (L)	489	14,181
National Penn Bancshares, Inc. (L)	15,990	142,471
Natixis (L)	28,184	66,586
NBT Bancorp, Inc.	4,794	95,257
Nedbank Group, Ltd.	11,610	226,803
Nishi-Nippon City Bank, Ltd.	28,000	63,538
Nordea Bank AB	83,878	625,020
Old National Bancorp (L)	12,170	141,050
OmniAmerican Bancorp, Inc. (I)	774	15,310
Oriental Financial Group, Inc.	5,389	56,423
Orrstown Financial Services, Inc. (I)	1,239	9,392
Oversea-Chinese Banking Corp., Ltd.	109,964	711,639
Pacific Capital Bancorp (I)	551	25,098
Pacific Continental Corp.	2,982	26,838
PacWest Bancorp	3,943	89,940
Park National Corp. (L)	1,739	112,218
Park Sterling Corp. (I)	5,298	23,576
Penns Woods Bancorp, Inc.	281	10,656
Peoples Bancorp, Inc.	724	13,589
Pinnacle Financial Partners, Inc. (I)	4,478	76,395

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
PNC Financial Services Group, Inc.	71,249	$4,376,114
PrivateBancorp, Inc.	7,628	112,360
Prosperity Bancshares, Inc.	13,615	581,633
Raiffeisen Bank International AG (L)	1,490	41,337
Regions Financial Corp.	190,828	1,200,308
Renasant Corp.	1,671	25,550
Republic Bancorp, Inc., Class A	1,528	32,241
Resona Holdings, Inc.	76,200	285,466
Royal Bank of Canada (L)	46,577	2,324,679
Royal Bank of Scotland Group PLC (I)	986,744	306,683
S&T Bancorp, Inc.	3,879	66,602
Sandy Spring Bancorp, Inc.	1,600	28,464
Sberbank of Russia, ADR	105,800	1,048,478
SCBT Financial Corp.	2,001	67,814
Seacoast Banking Corp. of Florida (I)	11,538	17,422
Seven Bank, Ltd.	24,100	53,637
Shinhan Financial Group Company, Ltd.	11,043	354,566
Shinsei Bank, Ltd.	55,000	57,913
Shizuoka Bank, Ltd.	23,000	223,829
Siam Commercial Bank PCL	51,128	225,789
Sierra Bancorp	822	7,390
Signature Bank (I)	13,279	815,463
Simmons First National Corp., Class A	1,162	27,632
SinoPac Holdings Company, Ltd.	185,000	68,725
Skandinaviska Enskilda Banken AB, Series A	44,408	247,534
Societe Generale SA (I)	20,755	418,088
Southside Bancshares, Inc.	2,589	54,317
Southwest Bancorp, Inc. (I)	2,741	26,204
Standard Bank Group, Ltd.	68,966	929,255
Standard Chartered PLC	135,115	2,740,165
State Bank Financial Corp. (I)	4,337	73,078
State Bank of India, GDR	5,505	402,490
StellarOne Corp.	1,540	18,603
Sterling Bancorp	4,507	41,014
Sterling Financial Corp. (I)	3,476	62,290
Suffolk Bancorp (I)	1,573	18,609
Sumitomo Mitsui Financial Group	54,700	1,588,292
Sun Bancorp, Inc. (I)	5,838	13,661
SunTrust Banks, Inc.	71,894	1,647,810
Suruga Bank, Ltd.	7,000	64,082
Susquehanna Bancshares, Inc.	23,288	224,263
SVB Financial Group (I) (L)	12,406	740,142
Svenska Handelsbanken AB, Series A	15,658	439,895
Swedbank AB, Class A	26,376	377,680
SY Bancorp, Inc.	2,007	45,238
Synovus Financial Corp.	126,737	242,068
Taishin Financial Holdings Company, Ltd.	163,000	61,103
Taiwan Business Bank (I)	90,000	25,008
Taiwan Cooperative Financial Holding (I)	127,000	74,834
Taylor Capital Group, Inc. (I)	2,101	31,263
TCF Financial Corp.	25,282	298,075
Texas Capital Bancshares, Inc. (I) (L)	4,851	188,122
The Bank of Yokohama, Ltd.	48,000	214,639
The Hachijuni Bank, Ltd.	16,000	76,259
The Hiroshima Bank, Ltd.	19,000	63,770
The Toronto-Dominion Bank (L)	29,228	2,237,554
Tompkins Financial Corp.	1,238	45,323
TowneBank (L)	3,667	45,542
TriCo Bancshares	947	14,536
Trustmark Corp.	18,584	453,821
U.S. Bancorp	258,073	8,028,651
UMB Financial Corp.	4,206	205,127
Umpqua Holdings Corp.	14,586	187,138
UniCredit SpA (I)	127,811	396,163
Union First Market Bankshares Corp.	1,356	18,930

205

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Unione di Banche Italiane SCPA (L)	26,081	$72,389
United Bankshares, Inc. (L)	6,473	165,838
United Community Banks, Inc. (I)	5,438	44,755
United Overseas Bank, Ltd.	53,214	728,528
Univest Corp. of Pennsylvania	1,137	18,215
Valley National Bancorp (L)	31,509	352,586
Virginia Commerce Bancorp, Inc. (I)	3,677	30,335
VTB Bank OJSC, GDR	76,445	242,557
Washington Banking Company	1,070	14,520
Washington Trust Bancorp, Inc.	2,160	50,890
Webster Financial Corp.	20,900	423,643
Wells Fargo & Company	712,154	22,824,536
WesBanco, Inc.	3,308	67,252
West Bancorp, Inc.	1,082	10,041
West Coast Bancorp (I)	2,623	49,312
Westamerica Bancorp.	8,318	371,898
Western Alliance Bancorp (I)	8,951	78,053
Westpac Banking Corp.	164,744	3,261,898
Wilshire Bancorp, Inc. (I)	8,200	41,082
Wing Hang Bank, Ltd.	7,670	70,499
Wintrust Financial Corp.	4,527	153,963
Woori Finance Holdings Company, Ltd.	9,210	85,329
Yamaguchi Financial Group, Inc.	9,000	71,898
Zions Bancorporation	24,869	473,257

		132,605,519
Consumer Finance - 0.6%
AEON Credit Service Company, Ltd. (L)	3,500	56,488
American Express Company	137,051	7,651,557
Capital One Financial Corp.	74,740	3,839,394
Cash America International, Inc. (L)	3,670	163,242
Credit Acceptance Corp. (I)	839	71,097
Credit Saison Company, Ltd.	6,200	117,962
DFC Global Corp. (I)	5,449	89,800
Discover Financial Services	71,577	2,369,914
EZCORP, Inc., Class A (I) (L)	5,873	138,603
First Cash Financial Services, Inc. (I)	3,691	138,265
Imperial Holdings, Inc. (I)	2,298	9,376
Nelnet, Inc., Class A	3,261	76,112
Netspend Holdings, Inc. (I) (L)	3,292	24,394
Nicholas Financial, Inc.	1,410	17,921
Samsung Card Company, Ltd.	1,167	32,808
SLM Corp.	68,786	960,940
The First Marblehead Corp. (I)	7,322	8,347
World Acceptance Corp. (I) (L)	1,891	129,420

		15,895,640
Diversified Financial Services - 2.0%
African Bank Investments, Ltd.	44,215	189,664
ASX, Ltd.	9,679	278,041
Ayala Corp.	10,036	101,676
Bank of America Corp.	1,449,401	10,653,097
BGP Holdings PLC (I)	181,302	0
BM&F Bovespa SA	86,200	408,166
CBOE Holdings, Inc.	14,201	358,575
Citigroup, Inc.	395,513	10,485,050
CME Group, Inc.	8,975	2,311,691
Compass Diversified Holdings	5,036	66,072
Deutsche Boerse AG	6,252	298,795
Eurazeo	1,061	40,823
Exor SpA	2,247	48,192
Far East Horizon, Ltd.	74,000	49,868
First Pacific Company, Ltd.	98,000	101,010
FirstRand, Ltd.	166,712	507,566
Fubon Financial Holding Company, Ltd. (I)	166,000	164,749

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Financial Services (continued)
FX Alliance, Inc. (I)	770 $	12,674
Gain Capital Holdings, Inc.	1,250	6,150
Groupe Bruxelles Lambert SA	2,574	161,638
Hong Kong Exchanges & Clearing, Ltd.	44,715	629,496
Industrivarden AB, C Shares (I)	3,911	47,856
ING Groep NV, ADR (I)	121,468	710,115
IntercontinentalExchange, Inc. (I)	9,802	1,200,255
Investor AB, B Shares	15,318	268,594
JPMorgan Chase & Company	515,532	17,089,886
Kinnevik Investment AB	6,835	120,277
Leucadia National Corp.	26,754	543,641
London Stock Exchange Group PLC	8,635	133,922
MarketAxess Holdings, Inc.	3,609	116,535
Marlin Business Services Corp.	1,226	17,667
Mitsubishi UFJ Lease &
Finance Company, Ltd.	2,520	93,999
Moody’s Corp.	26,491	969,306
MSCI, Inc. (I)	19,429	656,894
NewStar Financial, Inc. (I)	3,454	38,616
NYSE Euronext	34,884	848,030
Onex Corp.	3,151	116,296
ORIX Corp.	4,340	373,231
Pargesa Holding SA, ADR	880	48,227
PHH Corp. (I) (L)	6,991	115,841
PICO Holdings, Inc. (I)	2,896	64,175
Pohjola Bank OYJ	4,570	48,212
Remgro, Ltd.	25,697	400,515
RMB Holdings, Ltd.	41,923	165,811
Singapore Exchange, Ltd.	38,000	182,040
The NASDAQ OMX Group, Inc.	16,859	368,875
TMX Group, Inc.	2,551	113,737

		51,725,546
Insurance - 3.5%
ACE, Ltd.	45,533	3,293,402
Admiral Group PLC	11,514	184,866
Aegon NV (L)	54,117	230,313
Aflac, Inc.	63,081	2,528,286
Ageas	69,295	109,741
AIA Group, Ltd.	366,109	1,191,377
Alleghany Corp. (I)	2,323	764,267
Allianz SE	14,392	1,304,208
Alterra Capital Holdings, Ltd.	11,482	255,015
American Equity Investment Life
Holding Company (L)	7,939	83,995
American Financial Group, Inc.	12,215	475,041
American International Group, Inc. (I)	72,659	2,120,190
American Safety Insurance Holdings, Ltd. (I)	1,532	27,515
AMERISAFE, Inc. (I)	2,430	66,558
AMP, Ltd.	154,935	584,886
Amtrust Financial Services, Inc. (L)	3,104	89,240
AON PLC	43,915	2,042,048
Argo Group International Holdings, Ltd.	3,532	98,825
Arthur J. Gallagher & Company	18,403	639,320
Aspen Insurance Holdings, Ltd.	11,321	319,931
Assicurazioni Generali SpA	37,398	381,994
Assurant, Inc.	11,818	394,485
Aviva PLC (I)	164,764	664,892
AXA SA (L)	54,766	621,411
Baldwin & Lyons, Inc., Class B	577	12,261
Baloise Holding AG	1,666	103,094
Berkshire Hathaway, Inc., Class B (I)	237,443	18,843,476
Brown & Brown, Inc.	18,575	475,520
Cathay Financial Holdings Company, Ltd.	219,000	214,414
China Life Insurance Company, Ltd.	54,000	49,597

206

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
China Life Insurance Company, Ltd., H Shares	316,376	$746,459
China Pacific Insurance Group Company, Ltd.,
H Shares	74,200	219,698
China Taiping Insurance
Holdings Company, Ltd. (I)	33,200	55,230
Chubb Corp.	36,616	2,638,915
Cincinnati Financial Corp.	21,917	790,765
Citizens, Inc., Class A (I) (L)	2,542	20,514
CNO Financial Group, Inc.	28,126	192,944
CNP Assurances	4,410	47,918
Crawford & Company, Class B	1,722	6,199
Delta Lloyd NV	3,115	38,796
Discovery Holdings, Ltd.	18,233	107,255
Donegal Group, Inc.	695	10,335
Dongbu Insurance Company, Ltd.	1,110	44,398
eHealth, Inc. (I)	2,625	42,079
EMC Insurance Group, Inc.	325	6,448
Employers Holdings, Inc.	4,146	70,067
Enstar Group, Ltd. (I)	453	41,277
Everest Re Group, Ltd.	8,596	877,824
Fairfax Financial Holdings, Ltd.
(Toronto Exchange)	643	253,378
FBL Financial Group, Inc., Class A	1,870	47,741
Fidelity National Financial, Inc., Class A	35,445	667,784
First American Financial Corp.	30,047	473,541
Flagstone Reinsurance Holdings SA	6,666	49,262
Fortegra Financial Corp. (I)	891	7,119
Genworth Financial, Inc., Class A (I)	66,361	347,732
Global Indemnity PLC (I)	862	17,999
Great-West Lifeco, Inc. (L)	9,060	183,595
Greenlight Capital Re, Ltd., Class A (I)	3,593	88,963
Hallmark Financial Services, Inc. (I)	1,894	13,485
Hannover Rueckversicherung AG	1,997	106,813
Hartford Financial Services Group, Inc.	59,453	999,999
HCC Insurance Holdings, Inc.	16,653	520,573
Hilltop Holdings, Inc. (I)	5,182	53,893
Horace Mann Educators Corp.	5,172	88,493
Hyundai Marine & Fire
Insurance Company, Ltd.	1,680	41,810
Independence Holding Company	910	8,236
Industrial Alliance Insurance and
Financial Services, Inc. (L)	2,909	71,116
Infinity Property & Casualty Corp.	1,634	87,680
Insurance Australia Group, Ltd.	113,747	368,674
Intact Financial Corp.	4,250	259,399
Kansas City Life Insurance Company	312	9,728
Kemper Corp.	8,015	234,759
Korea Life Insurance Company, Ltd.	4,380	22,602
Legal & General Group PLC	333,168	569,968
Liberty Holdings, Ltd.	6,425	65,925
Lincoln National Corp.	39,344	813,240
Loews Corp.	41,259	1,604,563
Maiden Holdings, Ltd.	6,573	53,504
Mapfre SA	23,999	46,510
Marsh & McLennan Companies, Inc.	73,388	2,346,948
Meadowbrook Insurance Group, Inc.	6,881	61,172
Mercury General Corp.	5,794	252,618
MetLife, Inc.	143,197	4,182,784
MMI Holdings, Ltd.	57,995	114,345
Montpelier Re Holdings, Ltd.	7,844	163,783
MS&AD Insurance Group Holdings	23,500	358,699
Muenchener Rueckversicherungs AG	5,734	711,774
National Financial Partners Corp. (I)	5,186	68,974
National Interstate Corp.	461	11,497

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
National Western Life Insurance
Company, Class A	152	$19,216
NKSJ Holdings, Inc.	14,800	270,486
Old Mutual PLC	276,021	606,404
Old Republic International Corp.	41,485	409,457
OneBeacon Insurance Group, Ltd.	3,057	39,955
PICC Property & Casualty Company, Ltd.,
H Shares	114,780	127,100
Ping An Insurance Group Company, H Shares	73,355	538,489
Platinum Underwriters Holdings, Ltd.	4,450	161,535
Porto Seguro SA	4,900	43,464
Power Corp. of Canada	11,292	250,581
Power Financial Corp.	7,957	194,909
Presidential Life Corp.	1,480	13,039
Primerica, Inc.	4,357	104,873
Principal Financial Group, Inc.	40,712	999,887
ProAssurance Corp.	3,867	340,837
Protective Life Corp.	13,066	344,420
Prudential Financial, Inc.	63,474	2,948,367
Prudential PLC	144,760	1,522,248
QBE Insurance Group, Ltd.	60,580	729,903
Reinsurance Group of America, Inc.	11,738	588,895
Resolution, Ltd.	77,593	231,749
RLI Corp.	2,345	156,271
RMI Holdings	44,163	86,132
RSA Insurance Group PLC	199,866	305,783
Safety Insurance Group, Inc.	1,691	67,826
Sampo OYJ	13,084	303,355
Samsung Fire & Marine
Insurance Company, Ltd.	922	164,359
Samsung Life Insurance Company, Ltd.	1,273	105,207
Sanlam, Ltd.	103,960	411,374
SCOR SE	5,516	120,071
SeaBright Holdings, Inc.	2,971	25,194
Selective Insurance Group, Inc.	6,876	116,204
Shin Kong Financial
Holding Company, Ltd. (I)	192,000	53,214
Sony Financial Holdings, Inc.	7,000	99,807
StanCorp Financial Group, Inc.	7,096	247,012
Standard Life PLC	133,048	422,232
State Auto Financial Corp.	970	13,241
Stewart Information Services Corp.	2,382	32,943
Sul America SA	4,900	34,086
Sun Life Financial, Inc. (Toronto
Stock Exchange) (L)	18,935	390,855
Suncorp Group, Ltd.	70,423	531,705
Swiss Life Holding (I)	1,046	84,285
Swiss Re, Ltd. (I)	12,299	709,596
Symetra Financial Corp.	8,925	100,853
T&D Holdings, Inc.	23,500	222,785
The Allstate Corp.	67,294	2,283,958
The Dai-ichi Life Insurance Company, Ltd.	368	365,645
The Hanover Insurance Group, Inc.	7,200	280,872
The Navigators Group, Inc. (I)	1,464	70,931
The Phoenix Companies, Inc. (I)	15,243	24,694
The Progressive Corp.	82,584	1,794,550
The Travelers Companies, Inc.	53,084	3,317,219
Tokio Marine Holdings, Inc.	29,600	645,783
Torchmark Corp.	13,530	631,310
Tower Group, Inc.	4,703	92,320
United Fire Group, Inc.	2,874	61,073
Universal Insurance Holdings, Inc.	3,060	10,710
Unum Group	39,248	782,998
Vienna Insurance Group AG Wiener
Versicherung Gruppe	1,214	42,711

207

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
W.R. Berkley Corp.	17,866	$684,625
XL Group PLC	42,632	870,545
Zurich Financial Services AG (I)	5,217	1,072,317

		88,900,432
Real Estate Investment Trusts - 2.6%
Acadia Realty Trust	5,382	120,395
AG Mortgage Investment Trust, Inc.	1,327	26,553
Agree Realty Corp.	1,608	33,639
Alexander’s, Inc.	260	101,696
Alexandria Real Estate Equities, Inc.	9,923	679,329
American Assets Trust, Inc.	4,023	90,880
American Campus Communities, Inc.	21,163	929,056
American Capital Mortgage Investment Corp.	2,236	53,194
Anworth Mortgage Asset Corp. (L)	16,738	112,647
Apartment Investment & Management
Company, Class A	16,364	442,973
Apollo Commercial Real Estate Finance, Inc.	2,819	44,766
Apollo Residential Mortgage, Inc.	1,343	25,181
ARMOUR Residential REIT, Inc. (L)	22,131	154,474
Ascendas Real Estate Investment Trust	81,000	128,555
Ashford Hospitality Trust, Inc.	6,490	55,490
Associated Estates Realty Corp.	5,181	81,912
AvalonBay Communities, Inc.	12,857	1,796,766
BioMed Realty Trust, Inc.	43,766	789,976
Boston Properties, Inc.	20,024	2,061,070
BRE Properties, Inc.	12,116	596,471
British Land Company PLC	48,129	358,411
Camden Property Trust	12,606	820,777
Campus Crest Communities, Inc.	3,901	42,053
Capital Shopping Centres Group PLC	32,069	153,356
CapitaMall Trust	98,200	138,019
CapLease, Inc.	8,960	35,213
Capstead Mortgage Corp.	11,265	155,119
CBL & Associates Properties, Inc. (L)	18,462	322,347
Cedar Shopping Centers, Inc.	7,037	33,778
CFS Retail Property Trust	101,765	186,123
Chatham Lodging Trust	2,050	26,609
Chesapeake Lodging Trust	4,036	72,850
Colonial Properties Trust (L)	10,923	231,677
Colony Financial, Inc.	4,200	70,560
Coresite Realty Corp.	2,518	60,054
Corio NV	1,987	82,755
Corporate Office Properties Trust	11,521	253,577
Cousins Properties, Inc.	11,285	81,703
CreXus Investment Corp.	7,063	69,217
CubeSmart	15,242	172,387
CYS Investments, Inc.	13,796	188,729
DCT Industrial Trust, Inc. (L)	30,218	175,869
Dexus Property Group	264,654	242,188
DiamondRock Hospitality Company	20,781	206,563
Duke Realty Corp.	41,439	573,516
DuPont Fabros Technology, Inc. (L)	7,308	186,281
Dynex Capital, Inc.	6,905	64,147
EastGroup Properties, Inc.	3,388	167,943
Education Realty Trust, Inc.	11,540	127,171
Entertainment Properties Trust (L)	5,806	239,614
Equity Lifestyle Properties, Inc.	4,045	266,404
Equity One, Inc.	16,190	321,533
Equity Residential	40,546	2,477,361
Essex Property Trust, Inc.	5,568	837,761
Excel Trust, Inc.	3,938	46,035
Extra Space Storage, Inc.	11,704	331,925
Federal Realty Investment Trust	10,186	1,001,080
FelCor Lodging Trust, Inc. (I)	15,445	64,097

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
First Industrial Realty Trust, Inc. (I)	10,770	$128,486
First Potomac Realty Trust	6,241	74,892
Fonciere Des Regions	897	58,059
Franklin Street Properties Corp.	8,799	85,878
Gecina SA	683	58,339
Getty Realty Corp.	3,256	52,422
Gladstone Commercial Corp.	1,733	27,451
Glimcher Realty Trust	17,290	159,068
Goodman Group	76,488	251,547
Government Properties Income Trust	4,416	94,458
GPT Group	95,056	299,801
H&R Real Estate Investment Trust	2,939	68,293
Hammerson PLC	40,713	262,715
Hatteras Financial Corp. (L)	9,221	263,260
HCP, Inc.	55,305	2,258,656
Health Care REIT, Inc.	28,398	1,575,237
Healthcare Realty Trust, Inc.	9,638	210,879
Hersha Hospitality Trust	17,526	93,414
Highwoods Properties, Inc.	20,535	662,459
Home Properties, Inc.	13,697	820,998
Hospitality Properties Trust	19,760	464,558
Host Hotels & Resorts, Inc. (L)	95,555	1,458,169
Hudson Pacific Properties, Inc.	2,823	45,224
ICADE	747	58,089
Inland Real Estate Corp. (L)	9,631	79,167
Invesco Mortgage Capital, Inc.	14,326	259,874
Investors Real Estate Trust (L)	10,757	76,482
iStar Financial, Inc. (I)	10,152	57,562
Japan Prime Realty Investment Corp.	29	82,867
Japan Real Estate Investment Corp.	22	194,119
Japan Retail Fund Investment Corp.	80	125,674
Kilroy Realty Corp. (L)	8,471	388,904
Kimco Realty Corp.	54,963	986,586
Kite Realty Group Trust	7,321	34,702
Klepierre SA	3,311	102,712
Land Securities Group PLC	44,324	486,602
LaSalle Hotel Properties	10,576	291,686
Lexington Realty Trust	14,814	123,104
Liberty Property Trust	18,646	646,457
LTC Properties, Inc.	3,874	125,014
Mack-Cali Realty Corp.	14,046	382,613
Medical Properties Trust, Inc.	16,618	149,562
MFA Financial, Inc.	44,015	335,394
Mid-America Apartment Communities, Inc.	5,088	342,880
Mirvac Group	186,833	223,287
Mission West Properties, Inc.	2,771	23,304
Monmouth Real Estate Investment Corp.	5,180	52,577
MPG Office Trust, Inc. (I)	6,358	11,317
National Health Investments, Inc.	3,102	149,734
National Retail Properties, Inc. (L)	29,862	791,044
Newcastle Investment Corp.	13,038	86,572
Nippon Building Fund, Inc.	25	227,440
Nomura Real Estate Office Fund, Inc.	12	66,758
NorthStar Realty Finance Corp. (L)	14,082	72,945
Omega Healthcare Investors, Inc. (L)	29,231	617,066
One Liberty Properties, Inc.	1,575	27,925
Parkway Properties, Inc.	2,875	30,303
Pebblebrook Hotel Trust	6,323	138,790
Pennsylvania Real Estate Investment Trust	6,908	87,593
Pennymac Mortgage Investment Trust	3,781	69,835
Plum Creek Timber Company, Inc.	21,799	795,664
Post Properties, Inc.	6,582	318,635
Potlatch Corp.	11,470	328,730
Prologis, Inc.	61,984	1,982,248
PS Business Parks, Inc.	2,337	153,985

208

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Public Storage	19,200	$2,562,624
Rait Financial Trust	6,203	25,246
Ramco-Gershenson Properties Trust	4,827	57,490
Rayonier, Inc. (L)	19,586	841,610
Realty Income Corp. (L)	21,338	817,886
Redwood Trust, Inc.	9,755	118,133
Regency Centers Corp.	14,385	630,207
Resource Capital Corp.	10,448	55,792
Retail Opportunity Investments Corp. (L)	6,288	75,582
RioCan Real Estate Investment Trust	4,578	118,345
RLJ Lodging Trust	3,401	59,960
Sabra Healthcare REIT, Inc.	4,632	66,608
Saul Centers, Inc.	972	39,036
Segro PLC	42,618	141,082
Senior Housing Properties Trust	26,019	537,292
Simon Property Group, Inc.	41,360	6,101,427
SL Green Realty Corp.	13,816	1,036,338
Sovran Self Storage, Inc.	3,480	171,738
Stag Industrial, Inc.	2,149	29,549
Starwood Property Trust, Inc.	11,574	231,943
Stockland	126,525	392,297
Strategic Hotels & Resorts, Inc. (I)	21,708	135,241
Summit Hotel Properties, Inc.	3,495	27,855
Sun Communities, Inc.	3,308	136,323
Sunstone Hotel Investors, Inc. (I)	14,667	146,817
Tanger Factory Outlet Centers, Inc.	10,660	330,567
Taubman Centers, Inc.	9,287	677,951
Terreno Realty Corp.	1,863	26,492
The Link REIT	99,925	386,851
The Macerich Company	21,115	1,204,611
Two Harbors Investment Corp.	25,939	268,209
UDR, Inc.	35,728	925,355
UMH Properties, Inc.	1,969	19,946
Unibail-Rodamco SE	2,924	485,301
Universal Health Realty Income Trust	1,575	60,874
Urstadt Biddle Properties, Inc., Class A	3,039	54,094
Ventas, Inc.	39,019	2,295,098
Vornado Realty Trust	24,995	2,047,590
Washington Real Estate Investment Trust	8,184	230,298
Weingarten Realty Investors	19,332	494,513
Westfield Group	119,876	1,060,500
Westfield Retail Trust	158,294	418,808
Weyerhaeuser Company	72,455	1,442,579
Whitestone REIT, Class B	1,279	16,371
Winthrop Realty Trust	3,761	38,701

		67,311,020
Real Estate Management & Development - 0.4%
Aeon Mall Company, Ltd.	3,100	60,606
Agile Property Holdings, Ltd.	59,211	68,087
AV Homes, Inc. (I)	1,178	13,253
Ayala Land, Inc.	118,600	53,504
BR Malls Participacoes SA	18,200	200,332
Brookfield Asset Management, Inc.	18,426	589,432
Brookfield Office Properties, Inc. (L)	8,362	139,819
Capitaland, Ltd.	112,500	220,785
CapitaMalls Asia, Ltd.	60,000	65,384
CBRE Group, Inc. (I)	44,290	728,571
Cheung Kong Holdings, Ltd.	60,000	688,241
China Overseas Land & Investment, Ltd.	174,397	364,484
China Resources Land, Ltd.	89,211	167,580
City Developments, Ltd.	22,000	169,209
Consolidated-Tomoka Land Company	290	8,048
Country Garden Holdings Company (I)	199,467	74,315
Cyrela Brazil Realty SA	13,400	100,458

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Management & Development (continued)
Daito Trust Construction Company, Ltd.	3,000	$263,477
Daiwa House Industry Company, Ltd.	20,000	254,058
Evergrande Real Estate Group, Ltd. (L)	225,000	123,287
Farglory Land Development Company, Ltd.	9,000	14,536
Forestar Group, Inc. (I)	4,441	59,909
Franshion Properties China, Ltd.	166,000	48,036
Global Logistic Properties, Ltd.	83,000	133,563
Growthpoint Properties, Ltd.	96,835	236,407
Guangzhou R&F Properties Company, Ltd.,
H Shares	42,800	56,804
Hang Lung Group, Ltd.	39,000	227,860
Hang Lung Properties, Ltd.	108,000	342,723
Henderson Land Development Company, Ltd.	41,751	208,531
Highwealth Construction Corp.	14,000	22,496
Hopewell Holdings, Ltd.	25,000	62,220
Hysan Development Company, Ltd.	28,557	113,446
Immoeast AG (I)	14,582	0
IMMOFINANZ AG (I)	32,201	92,160
Jones Lang LaSalle, Inc.	6,978	505,905
Kennedy-Wilson Holdings, Inc.	3,385	44,140
Keppel Land, Ltd.	32,970	72,854
Kerry Properties, Ltd.	31,768	127,696
Lend Lease Corp.	29,621	211,513
Longfor Properties Company, Ltd.	56,500	87,451
Mitsubishi Estate Company, Ltd.	51,000	787,499
Mitsui Fudosan Company, Ltd.	34,000	562,726
Multiplan Empreendimentos Imobiliarios SA	3,100	73,625
New World Development Company, Ltd.	158,257	169,285
Nomura Real Estate Holdings, Inc.	4,000	62,109
NTT Urban Development Corp.	49	35,204
Poly Hong Kong Investment, Ltd. (I)	88,000	42,834
Redefine Income Fund, Ltd.	156,443	151,067
Renhe Commercial
Holdings Company, Ltd. (I) (L)	474,000	23,238
Ruentex Development Company, Ltd.	19,000	27,747
Shimao Property Holdings, Ltd., GDR	68,500	91,168
Shui On Land, Ltd.	122,959	47,894
Sino Land Company, Ltd.	129,075	179,126
Sino-Ocean Land Holdings, Ltd.	152,358	61,844
SM Prime Holdings, Ltd.	287,426	84,139
Soho China, Ltd.	94,000	63,858
Sumitomo Realty &
Development Company, Ltd.	15,000	312,840
Sun Hung Kai Properties, Ltd.	61,500	696,149
Swire Pacific, Ltd.	32,000	344,796
Tejon Ranch Company (I) (L)	1,790	47,686
Tokyu Land Corp.	18,000	79,122
UOL Group, Ltd.	22,000	74,886
Wharf Holdings, Ltd.	66,625	347,768
Wheelock and Company, Ltd.	40,000	119,159
Yuexiu Property Company, Ltd.	252,000	60,558

		11,567,507
Thrifts & Mortgage Finance - 0.2%
Astoria Financial Corp.	24,497	220,228
Bank Mutual Corp.	6,680	22,979
BankFinancial Corp.	3,185	21,594
Beneficial Mutual Bancorp, Inc. (I)	2,287	19,783
Berkshire Hill Bancorp, Inc.	2,948	64,325
BofI Holding, Inc. (I)	1,757	32,996
Brookline Bancorp, Inc.	9,350	82,187
Clifton Savings Bancorp, Inc.	1,912	19,502
Dime Community Bancshares	4,414	57,647
Doral Financial Corp. (I)	16,886	24,316
ESB Financial Corp.	887	11,043

209

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
ESSA Bancorp, Inc.	2,184	$22,495
Federal Agricultural
Mortgage Corp., Class C (L)	1,295	31,235
First Defiance Financial Corp.	702	11,225
First Financial Holdings, Inc.	2,368	22,733
First PacTrust Bancorp, Inc.	1,528	17,190
Flagstar Bancorp, Inc. (I)	24,860	18,918
Flushing Financial Corp.	4,589	59,198
Fox Chase Bancorp, Inc.	2,354	30,178
Franklin Financial Corp. (I)	2,213	33,925
Home Federal Bancorp, Inc.	2,596	23,234
Home Loan Servicing Solutions, Ltd.	895	11,975
HomeStreet, Inc. (I)	608	20,064
Hudson City Bancorp, Inc.	71,247	441,731
MGIC Investment Corp. (I) (L)	23,292	59,162
New York Community Bancorp, Inc. (L)	70,174	866,649
Northfield Bancorp, Inc. (L)	1,162	16,059
Northwest Bancshares, Inc.	12,957	148,617
OceanFirst Financial Corp.	2,653	37,407
Ocwen Financial Corp. (I)	11,965	191,799
Oritani Financial Corp.	6,194	84,796
People’s United Financial, Inc.	48,507	564,136
Provident Financial Services, Inc.	7,887	110,024
Provident New York Bancorp	2,539	19,601
Radian Group, Inc. (L)	16,497	40,913
Rockville Financial, Inc.	4,480	50,400
Territorial Bancorp, Inc.	815	17,465
TrustCo Bank Corp.	12,977	67,221
United Financial Bancorp, Inc.	1,134	15,627
ViewPoint Financial Group	4,841	73,825
Walker & Dunlop, Inc. (I)	1,517	17,794
Washington Federal, Inc.	17,194	282,154
Westfield Financial, Inc.	1,907	13,502
WSFS Financial Corp.	968	35,990

		4,033,842

		413,708,550
Health Care - 10.1%
Biotechnology - 1.3%
Achillion Pharmaceuticals, Inc. (I)	5,896	42,333
Acorda Therapeutics, Inc. (I)	4,923	108,257
Actelion, Ltd. (I)	4,006	152,231
Aegerion Pharmaceuticals, Inc. (I)	1,156	17,583
Affymax, Inc. (I)	4,390	62,075
Alexion Pharmaceuticals, Inc. (I)	24,571	2,225,395
Alkermes PLC (I)	11,866	185,347
Allos Therapeutics, Inc. (I)	9,955	17,720
Alnylam Pharmaceuticals, Inc. (I)	5,601	57,354
AMAG Pharmaceuticals, Inc. (I)	2,655	37,250
Amgen, Inc.	106,883	7,430,506
Amicus Therapeutics, Inc. (I)	2,657	12,568
Anacor Pharmaceuticals, Inc. (I)	1,622	8,110
Anthera Pharmaceuticals, Inc. (I) (L)	2,565	5,053
Ardea Biosciences, Inc. (I)	2,860	91,377
Arena Pharmaceuticals, Inc. (I) (L)	20,875	139,654
Ariad Pharmaceuticals, Inc. (I)	19,642	325,468
Arqule, Inc. (I)	6,703	39,816
Array BioPharma, Inc. (I)	10,618	34,509
Astex Pharmaceuticals (I)	7,252	12,764
AVEO Pharmaceuticals, Inc. (I)	3,903	49,685
AVI BioPharma, Inc. (I) (L)	16,992	11,041
BioCryst Pharmaceuticals, Inc. (I) (L)	3,673	11,386
Biogen Idec, Inc. (I)	32,240	4,215,380
BioMimetic Therapeutics, Inc. (I)	2,397	6,040

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Biosante Pharmaceuticals, Inc. (I) (L)	13,256	$6,033
BioSpecifics Technologies Corp. (I)	337	5,729
Biotime, Inc. (I)	3,198	12,856
Celgene Corp. (I)	59,262	4,044,632
Cell Therapeutics, Inc. (I) (L)	28,281	25,444
Celldex Therapeutics, Inc. (I)	7,123	29,703
Cepheid, Inc. (I) (L)	8,139	307,898
Chelsea Therapeutics International, Inc. (I)	7,231	9,690
Chemocentryx, Inc. (I)	666	9,337
Cleveland Biolabs, Inc. (I) (L)	3,555	4,622
Clovis Oncology, Inc. (I) (L)	1,325	23,598
Codexis, Inc. (I)	3,151	9,831
CSL, Ltd.	28,735	1,052,831
Cubist Pharmaceuticals, Inc. (I)	7,858	315,263
Curis, Inc. (I) (L)	9,647	45,148
Cytori Therapeutics, Inc. (I) (L)	6,423	14,259
Dusa Pharmaceuticals, Inc. (I)	3,202	16,522
Dyax Corp. (I)	12,794	23,797
Dynavax Technologies Corp. (I)	19,087	71,958
Emergent Biosolutions, Inc. (I)	3,064	44,183
Enzon Pharmaceuticals, Inc. (I) (L)	4,806	30,903
Exact Sciences Corp. (I)	7,061	69,763
Exelixis, Inc. (I)	18,433	85,345
Genomic Health, Inc. (I)	2,129	71,939
Geron Corp. (I) (L)	16,140	21,143
Gilead Sciences, Inc. (I)	102,276	5,108,686
Grifols SA (I)	4,712	107,180
GTx, Inc. (I)	2,795	8,161
Halozyme Therapeutics, Inc. (I)	11,095	84,766
Horizon Pharma, Inc. (I) (L)	765	3,060
Idenix Pharmaceuticals, Inc. (I)	7,513	67,918
Immunogen, Inc. (I)	9,380	131,414
Immunomedics, Inc. (I) (L)	8,439	28,017
Incyte Corp. (I) (L)	11,020	234,836
Infinity Pharmaceuticals, Inc. (I)	2,404	31,276
Insmed, Inc. (I)	3,171	8,942
InterMune, Inc. (I)	6,692	69,798
Ironwood Pharmaceuticals, Inc. (I) (L)	6,696	79,816
Isis Pharmaceuticals, Inc. (I)	12,415	122,784
Keryx Biopharmaceuticals Inc. (I)	8,377	14,744
Lexicon Pharmaceuticals, Inc. (I) (L)	22,634	35,988
Ligand Pharmaceuticals, Inc., Class B (I)	2,526	31,651
Mannkind Corp. (I) (L)	12,238	22,273
Maxygen, Inc. (I)	3,843	22,251
Medivation, Inc. (I)	3,915	329,760
Metabolix, Inc. (I)	4,307	8,614
Momenta Pharmaceuticals, Inc. (I)	5,749	79,279
Nabi Biopharmaceuticals (I)	5,710	8,793
NeoStem, Inc. (I)	6,297	2,672
Neurocrine Biosciences, Inc. (I)	7,223	48,322
NewLink Genetics Corp. (I)	933	11,905
Novavax, Inc. (I) (L)	13,166	16,721
NPS Pharmaceuticals, Inc. (I)	10,731	84,668
Nymox Pharmaceutical Corp. (I) (L)	2,579	18,827
OncoGenex Pharmaceuticals, Inc. (I)	1,838	23,085
Oncothyreon, Inc. (I) (L)	5,202	18,883
Onyx Pharmaceuticals, Inc. (I)	7,902	361,754
Opko Health, Inc. (I) (L)	13,513	62,160
Orexigen Therapeutics, Inc. (I) (L)	5,614	18,751
Osiris Therapeutics, Inc. (I) (L)	2,309	14,616
PDL BioPharma, Inc.	17,503	113,594
Peregrine Pharmaceuticals, Inc. (I) (L)	11,935	6,645
Pharmacyclics, Inc. (I)	5,736	180,225
PharmAthene, Inc. (I) (L)	4,419	5,391
Progenics Pharmaceuticals, Inc. (I)	3,731	32,310

210

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Raptor Pharmaceutical Corp. (I) (L)	5,956	$31,984
Regeneron Pharmaceuticals, Inc. (I)	12,181	1,652,353
Rigel Pharmaceuticals, Inc. (I)	8,539	63,445
Sangamo Biosciences, Inc. (I)	6,568	29,162
Savient Pharmaceuticals, Inc. (I) (L)	8,929	6,467
Seattle Genetics, Inc. (I) (L)	12,022	234,189
SIGA Technologies, Inc. (I) (L)	4,334	10,012
Spectrum Pharmaceuticals, Inc. (I) (L)	7,142	82,776
Sunesis Pharmaceuticals Inc (I) (L)	3,638	10,587
Synta Pharmaceuticals Corp. (I)	3,394	16,325
Targacept, Inc. (I)	3,436	14,259
Theravance, Inc. (I) (L)	8,590	177,727
Trius Therapeutics, Inc. (I)	1,438	7,377
United Therapeutics Corp. (I)	8,579	379,535
Vanda Pharmaceuticals, Inc. (I)	3,699	15,721
Verastem, Inc. (I)	869	8,725
Vertex Pharmaceuticals, Inc. (I)	33,647	2,020,166
Vical, Inc. (I) (L)	10,729	31,329
Zalicus, Inc. (I)	9,784	9,295
ZIOPHARM Oncology, Inc. (I) (L)	8,362	42,981

		34,156,280
Health Care Equipment & Supplies - 1.6%
Abaxis, Inc. (I) (L)	2,842	93,047
ABIOMED, Inc. (I) (L)	3,954	80,385
Accuray, Inc. (I)	8,516	53,395
Align Technology, Inc. (I)	7,654	239,034
Alphatec Holdings, Inc. (I)	7,065	11,657
Analogic Corp.	1,575	103,856
AngioDynamics, Inc. (I)	3,246	39,082
Antares Pharma, Inc. (I) (L)	11,081	30,140
Arthrocare Corp. (I)	3,421	89,562
Atricure, Inc. (I)	1,920	17,261
Atrion Corp.	208	41,781
Bacterin International Holdings Inc (I) (L)	3,050	4,453
Baxter International, Inc.	75,674	3,830,618
Becton, Dickinson and Company	28,374	2,074,991
Biolase Technology, Inc. (I)	4,003	9,527
Boston Scientific Corp. (I)	196,003	1,125,057
C.R. Bard, Inc.	11,352	1,103,301
Cantel Medical Corp.	2,489	54,410
Cardiovascular Systems, Inc. (I)	1,897	17,149
CareFusion Corp. (I)	30,354	735,781
Cerus Corp. (I)	6,971	23,562
Cie Generale d’Optique
Essilor International SA	6,467	553,917
Cochlear, Ltd.	3,124	190,726
Conceptus, Inc. (I)	3,941	66,366
CONMED Corp.	3,567	95,560
Covidien PLC	65,273	3,379,836
CryoLife, Inc. (I)	3,815	17,625
Cyberonics, Inc. (I)	3,555	137,045
Cynosure, Inc. (I)	1,278	25,202
Delcath Systems, Inc. (I) (L)	6,023	8,974
DENTSPLY International, Inc.	19,181	709,697
DexCom, Inc. (I) (L)	8,372	89,999
Dynavox, Inc., Class A (I)	1,414	1,810
Edwards Lifesciences Corp. (I)	15,528	1,325,625
Endologix, Inc. (I)	6,130	83,307
Exactech, Inc. (I)	577	9,382
Gen-Probe, Inc. (I)	7,235	585,384
Getinge AB, Series B	6,684	166,701
Greatbatch, Inc. (I)	2,947	61,180
Haemonetics Corp. (I)	3,216	224,187
Hansen Medical, Inc. (I) (L)	6,672	15,746

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
HeartWare International, Inc. (I) (L)	1,507	$122,625
Hill-Rom Holdings, Inc.	9,906	291,335
Hologic, Inc. (I)	42,196	707,205
ICU Medical, Inc. (I)	1,548	79,645
IDEXX Laboratories, Inc. (I)	8,807	747,186
Insulet Corp. (I) (L)	5,744	105,804
Integra LifeSciences Holdings Corp. (I)	2,447	86,893
Intuitive Surgical, Inc. (I)	5,308	2,776,615
Invacare Corp.	3,599	53,589
IRIS International, Inc. (I)	2,363	25,190
Kensey Nash Corp.	1,111	42,718
MAKO Surgical Corp. (I) (L)	3,988	90,567
Masimo Corp. (I) (L)	15,869	298,496
Medical Action Industries, Inc. (I)	2,349	10,124
Medtronic, Inc.	140,531	5,177,162
Meridian Bioscience, Inc. (L)	5,147	97,484
Merit Medical Systems, Inc. (I)	5,298	68,874
Miraca Holdings, Inc.	2,400	91,366
Natus Medical, Inc. (I)	3,680	41,216
Navidea Biopharmaceuticals, Inc. (I)	11,967	32,311
Neogen Corp. (I) (L)	2,910	113,315
NuVasive, Inc. (I)	5,250	103,740
NxStage Medical, Inc. (I)	5,575	84,684
Olympus Corp. (I)	9,000	143,816
OraSure Technologies, Inc. (I)	5,868	60,734
Orthofix International NV (I)	2,283	86,526
Palomar Medical Technologies, Inc. (I)	2,475	20,592
Quidel Corp. (I) (L)	3,579	56,262
ResMed, Inc. (I) (L)	23,065	714,554
Rockwell Medical Technologies, Inc. (I)	2,088	17,769
RTI Biologics, Inc. (I)	7,204	25,862
Shandong Weigao Group Medical Polymer
Company, Ltd., H Shares	72,000	72,822
Smith & Nephew PLC	51,186	480,228
Solta Medical, Inc. (I)	7,709	20,120
Sonova Holding AG (I)	1,768	165,852
Spectranetics Corp. (I)	4,249	41,938
St. Jude Medical, Inc.	43,279	1,662,779
STAAR Surgical Company (I) (L)	4,520	38,375
Stereotaxis, Inc. (I) (L)	4,947	1,236
STERIS Corp. (L)	16,603	495,766
Straumann Holding AG	284	43,822
Stryker Corp.	43,739	2,250,372
SurModics, Inc. (I)	1,983	27,623
Symmetry Medical, Inc. (I)	4,694	36,332
Synergetics USA, Inc. (I)	3,024	10,826
Synthes, Inc. (S)	2,362	385,917
Sysmex Corp.	3,100	126,855
Teleflex, Inc.	6,519	387,229
Terumo Corp.	7,100	254,273
The Cooper Companies, Inc.	7,627	649,668
Thoratec Corp. (I)	9,347	283,588
Tornier BV (I)	1,322	26,110
Unilife Corp. (I) (L)	8,086	33,719
Uroplasty, Inc. (I)	2,694	12,500
Varian Medical Systems, Inc. (I)	15,259	895,093
Vascular Solutions, Inc. (I)	2,481	28,234
Volcano Corp. (I)	6,512	186,178
West Pharmaceutical Services, Inc. (L)	4,195	200,521
Wright Medical Group, Inc. (I)	4,884	96,654
Young Innovations, Inc.	383	13,294
Zeltiq Aesthetics, Inc. (I)	971	4,350
Zimmer Holdings, Inc.	24,056	1,458,996

		40,291,847

211

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services - 1.7%
Accretive Health, Inc. (I) (L)	4,978	$58,541
Aetna, Inc.	47,323	1,935,037
Air Methods Corp. (I) (L)	1,421	129,524
Alfresa Holdings Corp.	1,700	82,376
Alliance HealthCare Services, Inc. (I)	3,100	3,224
Almost Family, Inc. (I)	1,045	23,230
Amedisys, Inc. (I) (L)	3,656	40,106
AMERIGROUP Corp. (I)	7,697	480,293
AmerisourceBergen Corp.	34,820	1,287,992
Amil Participacoes SA	5,900	55,582
AMN Healthcare Services, Inc. (I)	5,042	30,252
Amsurg Corp. (I)	3,905	106,685
Assisted Living Concepts, Inc.	2,490	34,462
Bio-Reference Labs, Inc. (I)	3,065	58,940
BioScrip, Inc. (I)	5,126	34,652
Capital Senior Living Corp. (I)	3,509	34,669
Cardinal Health, Inc.	46,684	1,931,784
CardioNet, Inc. (I)	3,209	7,349
Catalyst Health Solutions, Inc. (I)	8,038	698,261
Celesio AG	2,911	40,121
Centene Corp. (I)	6,219	224,755
Chemed Corp. (L)	2,477	137,597
Chindex International, Inc. (I)	1,531	14,422
CIGNA Corp.	38,693	1,699,010
Community Health Systems, Inc. (I)	14,135	311,111
Corvel Corp. (I)	800	35,544
Coventry Health Care, Inc.	19,068	579,667
Cross Country Healthcare, Inc. (I)	3,707	16,830
DaVita, Inc. (I)	12,653	1,028,056
Diagnosticos da America SA	10,700	75,070
Emeritus Corp. (I)	3,794	57,707
ExamWorks Group, Inc. (I)	3,350	37,755
Express Scripts Holding Company (I)	107,926	5,632,658
Five Star Quality Care, Inc. (I)	5,348	16,579
Fresenius Medical Care AG &
Company KGaA	6,812	452,588
Fresenius SE & Company KGaA	3,723	352,004
Gentiva Health Services, Inc. (I)	3,820	21,430
Hanger Orthopedic Group, Inc. (I)	4,177	90,098
Health Management
Associates, Inc., Class A (I)	40,702	260,900
Health Net, Inc. (I)	13,251	339,491
HealthSouth Corp. (I) (L)	11,790	225,661
Healthways, Inc. (I)	4,256	27,877
Henry Schein, Inc. (I) (L)	14,361	1,067,166
HMS Holdings Corp. (I)	24,360	652,604
Humana, Inc.	22,154	1,692,344
IPC The Hospitalist Company, Inc. (I)	2,037	71,275
Kindred Healthcare, Inc. (I) (L)	6,436	53,226
Laboratory Corp. of America Holdings (I)	13,127	1,093,217
Landauer, Inc.	1,221	61,575
LHC Group, Inc. (I)	1,975	33,081
Life Healthcare Group Holdings, Ltd.	45,163	155,433
LifePoint Hospitals, Inc. (I)	7,735	284,803
Lincare Holdings, Inc. (L)	13,919	319,163
Magellan Health Services, Inc. (I)	3,559	150,083
McKesson Corp.	33,237	2,900,925
Mediceo Holdings Company, Ltd.	6,500	82,141
Mednax, Inc. (I)	7,854	479,173
Metropolitan Health Networks, Inc. (I)	5,332	46,388
MModal, Inc. (I)	4,217	53,008
Molina Healthcare, Inc. (I)	3,469	88,494
MWI Veterinary Supply, Inc. (I) (L)	1,575	146,396
National Healthcare Corp.	1,284	54,968
National Research Corp.	298	12,805

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Netcare, Ltd.	56,281	$100,881
Odontoprev SA	12,300	65,865
Omnicare, Inc.	18,173	572,813
Owens & Minor, Inc. (L)	18,104	515,421
Patterson Companies, Inc.	11,824	393,030
PharMerica Corp. (I)	3,680	36,542
PSS World Medical, Inc. (I) (L)	6,414	129,755
Quest Diagnostics, Inc.	21,384	1,216,750
RadNet, Inc. (I)	3,992	9,581
Ramsay Health Care, Ltd.	7,409	155,578
Select Medical Holdings Corp. (I) (L)	5,137	47,466
Shanghai Pharmaceuticals Holding
Company, Ltd., H Shares	22,000	26,490
Sinopharm Group Company, Ltd., H Shares	34,800	79,260
Skilled Healthcare Group, Inc. (I)	2,457	13,538
Sonic Healthcare, Ltd.	20,541	243,944
Sun Healthcare Group, Inc. (I)	3,124	15,151
Sunrise Senior Living, Inc. (I) (L)	7,098	42,730
Suzuken Company, Ltd.	3,000	93,081
Team Health Holdings, Inc. (I)	3,354	76,270
Tenet Healthcare Corp. (I)	55,372	260,802
The Ensign Group, Inc.	2,056	52,222
The Providence Service Corp. (I)	1,730	23,009
Triple-S Management Corp., Class B (I)	2,539	44,077
UnitedHealth Group, Inc.	141,123	7,870,430
Universal American Corp. (I)	4,071	40,018
Universal Health Services, Inc., Class B	15,474	599,618
US Physical Therapy, Inc.	1,543	37,495
Vanguard Health Systems, Inc. (I)	3,796	29,229
VCA Antech, Inc. (I)	13,969	300,892
WellCare Health Plans, Inc. (I)	12,158	686,562
WellPoint, Inc.	45,208	3,046,567

		45,033,225
Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc. (I)	30,476	329,750
athenahealth, Inc. (I) (L)	4,358	316,783
Cerner Corp. (I)	19,708	1,536,436
Computer Programs & Systems, Inc.	1,388	75,507
ePocrates, Inc. (I)	845	6,405
Greenway Medical Technologies (I)	997	16,381
HealthStream, Inc. (I)	2,288	48,323
MedAssets, Inc. (I)	5,962	67,490
Medidata Solutions, Inc. (I)	2,621	74,069
Merge Healthcare, Inc. (I)	6,987	16,419
Omnicell, Inc. (I)	4,164	54,507
Quality Systems, Inc.	4,831	138,215

		2,680,285
Life Sciences Tools & Services - 0.4%
Affymetrix, Inc. (I)	8,841	41,906
Agilent Technologies, Inc.	46,946	1,908,824
Albany Molecular Research, Inc. (I)	2,919	7,560
BG Medicine, Inc. (I)	1,010	5,404
Bio-Rad Laboratories, Inc., Class A (I)	3,158	314,568
Cambrex Corp. (I)	3,859	27,746
Charles River
Laboratories International, Inc. (I)	7,820	261,032
Complete Genomics, Inc. (I) (L)	1,217	2,836
Covance, Inc. (I)	9,360	434,304
Enzo Biochem, Inc. (I)	5,088	9,260
eResearch Technology, Inc. (I)	6,241	49,304
Fluidigm Corp. (I)	903	12,570
Furiex Pharmaceuticals, Inc. (I)	1,267	25,391
Harvard Bioscience, Inc. (I)	3,335	11,939

212

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services (continued)
Life Technologies Corp. (I)	24,075	$984,908
Lonza Group AG (I)	1,765	62,957
Luminex Corp. (I)	4,749	105,190
Medtox Scientific, Inc. (I)	1,062	21,463
Mettler-Toledo International, Inc. (I)	5,037	786,376
Pacific Biosciences of California, Inc. (I)	4,217	9,952
PAREXEL International Corp. (I)	7,359	196,927
PerkinElmer, Inc.	15,323	407,592
QIAGEN NV (I)	7,409	119,008
Sequenom, Inc. (I) (L)	14,166	54,256
Techne Corp.	5,897	400,170
Thermo Fisher Scientific, Inc.	49,409	2,494,166
Waters Corp. (I)	12,028	959,594

		9,715,203
Pharmaceuticals - 5.0%
Abbott Laboratories	212,345	13,120,798
Acura Pharmaceuticals, Inc. (I)	1,640	4,625
Akorn, Inc. (I) (L)	6,995	95,482
Alimera Sciences, Inc. (I) (L)	1,428	3,913
Allergan, Inc.	41,115	3,710,629
Ampio Pharmaceuticals, Inc. (I)	2,784	8,992
Aspen Pharmacare Holdings, Ltd. (I)	16,507	229,094
Astellas Pharma, Inc.	18,100	708,909
AstraZeneca PLC	73,919	2,984,271
Auxilium Pharmaceuticals, Inc. (I)	5,967	113,970
AVANIR Pharmaceuticals, Class A (I)	16,446	48,845
Bayer AG	26,151	1,655,999
Bristol-Myers Squibb Company	227,977	7,600,753
Cadence Pharmaceuticals, Inc. (I)	6,120	16,830
Celltrion, Inc. (I)	2,718	77,136
Cempra Inc (I)	630	4,883
Chugai Pharmaceutical Company, Ltd.	9,000	162,129
Columbia Laboratories, Inc. (I)	9,539	6,578
Corcept Therapeutics, Inc. (I)	5,180	21,186
Cornerstone Therapeutics, Inc. (I)	1,287	6,950
Daiichi Sankyo Company, Ltd.	27,300	437,971
Dainippon Sumitomo Pharma Company, Ltd.	6,300	60,094
Depomed, Inc. (I)	6,715	34,515
Dr. Reddy’s Laboratories, Ltd., ADR	10,000	294,300
Durect Corp. (I)	10,170	8,222
Eisai Company, Ltd.	10,300	419,227
Elan Corp. PLC (I)	8,311	116,910
Elan Corp. PLC (European
Composite Exchange) (I)	9,995	143,115
Eli Lilly & Company	137,905	5,647,210
Endo Pharmaceuticals Holdings, Inc. (I)	18,670	607,148
Endocyte, Inc. (I)	2,155	13,857
Forest Laboratories, Inc. (I)	35,860	1,255,100
Forest Laboratories, Inc.	891	846
GlaxoSmithKline PLC	286,915	6,368,324
Hi-Tech Pharmacal Company, Inc. (I)	1,311	37,875
Hisamitsu Pharmaceutical Company, Inc.	2,400	105,538
Hospira, Inc. (I)	22,249	695,504
Impax Laboratories, Inc. (I)	8,148	168,908
ISTA Pharmaceuticals, Inc. (I)	4,009	36,442
Jazz Pharmaceuticals PLC (I)	2,751	118,843
Johnson & Johnson	370,719	23,143,987
Kalbe Farma Tbk PT	176,500	72,640
KV Pharmaceutical Company, Class A (I) (L)	3,416	3,826
Kyowa Hakko Kogyo Company, Ltd.	9,737	95,629
MAP Pharmaceuticals, Inc. (I)	2,721	32,026
Medicis Pharmaceutical Corp., Class A	17,099	617,274
Merck & Company, Inc.	411,094	15,448,913
Merck KGaA	2,057	190,391

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Mitsubishi Tanabe Pharma Corp.	8,900	$116,911
Mylan, Inc. (I)	57,657	1,249,427
Nektar Therapeutics (I) (L)	14,164	94,899
Novartis AG	82,736	4,309,808
Obagi Medical Products, Inc. (I)	2,428	30,083
Ono Pharmaceutical Company, Ltd.	3,300	185,926
Optimer Pharmaceuticals, Inc. (I) (L)	5,770	86,204
Orion OYJ, Series B	2,762	48,297
Otsuka Holdings Company, Ltd.	10,200	320,434
Pacira Pharmaceuticals, Inc. (I)	952	10,110
Pain Therapeutics, Inc. (I)	4,782	17,933
Par Pharmaceutical Companies, Inc. (I)	4,511	161,674
Pernix Therapeutics Holdings (I)	578	3,740
Perrigo Company	12,600	1,309,014
Pfizer, Inc.	1,018,080	22,265,410
Pharmstandard - Reg S GDR (I)	1,827	24,299
Pozen, Inc. (I)	3,402	23,576
Questcor Pharmaceuticals, Inc. (I) (L)	6,633	274,606
Ranbaxy Laboratories, Ltd. (I)	19,000	179,490
Ranbaxy Laboratories, Ltd., ADR (I)	5,039	46,762
Roche Holdings AG	24,935	3,910,002
Sagent Pharmaceuticals, Inc. (I)	826	13,175
Salix Pharmaceuticals, Ltd. (I)	7,286	377,488
Sanofi	35,949	2,453,205
Santarus, Inc. (I)	6,736	44,862
Santen Pharmaceutical Company, Ltd.	3,000	108,585
SciClone Pharmaceuticals, Inc. (I)	4,402	27,733
Shionogi & Company, Ltd.	12,100	152,072
Shire PLC	31,918	898,718
Sihuan Pharmaceutical Holdings Group, Ltd.	78,000	26,788
Sucampo Pharmaceuticals, Inc. (I)	1,717	12,586
Taisho Pharmaceutical
Holdings Company, Ltd.	1,500	111,642
Takeda Pharmaceutical Company, Ltd.	32,100	1,338,614
The Medicines Company (I)	6,737	148,079
Transcept Pharmaceuticals, Inc. (I)	674	4,772
Tsumura & Company, Ltd.	2,400	52,727
UCB SA	3,142	147,598
Valeant Pharmaceuticals International, Inc. (I)	9,209	449,996
ViroPharma, Inc. (I) (L)	8,829	177,816
Vivus, Inc. (I) (L)	12,217	302,859
Watson Pharmaceuticals, Inc. (I)	17,174	1,224,334
XenoPort, Inc. (I)	4,495	26,431
Yuhan Corp.	205	20,040
Zogenix, Inc. (I)	2,586	4,655

		129,549,987

		261,426,827
Industrials - 10.5%
Aerospace & Defense - 1.9%
AAR Corp.	5,043	60,768
Aerovironment, Inc. (I)	2,165	48,236
Alliant Techsystems, Inc.	5,281	258,505
American Science & Engineering, Inc.	1,158	56,105
Astronics Corp. (I)	1,405	35,856
AviChina Industry & Technology
Company, Ltd., H Shares	88,000	34,057
BAE Systems PLC	183,685	775,635
BE Aerospace, Inc. (I)	16,625	720,195
Bombardier, Inc.	46,555	170,381
CAE, Inc.	8,209	79,877
Ceradyne, Inc.	3,157	79,525
Cobham PLC	61,011	210,333
Cubic Corp.	2,001	86,843

213

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
Curtiss-Wright Corp.	5,895	$179,149
DigitalGlobe, Inc. (I)	4,446	71,847
Ducommun, Inc. (I)	1,451	13,103
Empresa Brasileira de Aeronautica SA	24,400	173,607
Esterline Technologies Corp. (I)	8,733	564,064
European Aeronautic Defence &
Space Company NV	13,041	439,041
Exelis, Inc.	29,557	295,570
Finmeccanica SpA (I) (L)	12,689	42,439
GenCorp, Inc. (I) (L)	7,532	46,096
General Dynamics Corp.	48,188	3,084,514
GeoEye, Inc. (I) (L)	2,798	53,610
Goodrich Corp.	16,990	2,136,832
HEICO Corp.	6,582	274,206
Hexcel Corp. (I)	12,325	300,484
Honeywell International, Inc.	104,711	5,828,214
Huntington Ingalls Industries, Inc. (I)	7,808	287,178
Korea Aerospace Industries, Ltd.	1,150	24,199
Kratos Defense &
Security Solutions, Inc. (I) (L)	4,113	22,251
L-3 Communications Holdings, Inc.	13,369	911,632
LMI Aerospace, Inc. (I)	1,326	20,818
Lockheed Martin Corp.	36,002	2,980,966
Moog, Inc., Class A (I)	2,991	113,718
National Presto Industries, Inc. (L)	625	41,913
Northrop Grumman Corp.	34,118	2,004,433
Orbital Sciences Corp., Class A (I)	7,493	83,847
Precision Castparts Corp.	19,604	3,258,381
Raytheon Company	45,901	2,309,738
Rockwell Collins, Inc.	20,072	1,011,027
Rolls-Royce Holdings PLC (I)	106,424	1,353,878
Safran SA (L)	5,269	181,682
Singapore Technologies Engineering, Ltd.	67,000	153,571
Taser International, Inc. (I)	7,358	39,586
Teledyne Technologies, Inc. (I)	4,644	276,690
Textron, Inc.	37,765	892,387
Thales SA (L)	3,073	91,244
The Boeing Company	100,708	7,010,284
The KEYW Holding Corp. (I) (L)	2,561	23,612
Triumph Group, Inc.	11,639	696,478
United Technologies Corp.	122,919	9,109,527

		49,018,132
Air Freight & Logistics - 0.7%
Air Transport Services Group, Inc. (I)	6,857	34,765
Atlas Air Worldwide Holdings, Inc. (I)	3,281	149,023
C.H. Robinson Worldwide, Inc.	22,060	1,285,216
Deutsche Post AG	26,835	442,649
Echo Global Logistics, Inc. (I)	1,491	25,362
Expeditors International of Washington, Inc.	28,641	1,095,518
FedEx Corp.	42,470	3,785,776
Forward Air Corp.	3,721	118,067
HUB Group, Inc., Class A (I)	4,634	162,005
Hyundai Glovis Company, Ltd.	340	59,971
Pacer International, Inc. (I)	4,611	26,006
Park-Ohio Holdings Corp. (I)	1,097	20,240
TNT Express NV	11,136	123,966
Toll Holdings, Ltd.	36,682	164,267
United Parcel Service, Inc., Class B	129,476	9,702,931
UTi Worldwide, Inc.	16,444	257,184
Yamato Transport Company, Ltd.	16,100	249,653

		17,702,599
Airlines - 0.1%
Air China, Ltd., H Shares	89,466	55,076

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Airlines (continued)
Alaska Air Group, Inc. (I)	20,252	$694,644
All Nippon Airways Company, Ltd.	36,000	98,179
Allegiant Travel Company (I) (L)	1,856	120,362
Cathay Pacific Airways, Ltd.	53,000	81,522
China Airlines, Ltd.	86,000	34,559
China Southern Airlines Company, Ltd.,
H Shares	82,000	35,205
Deutsche Lufthansa AG	7,497	78,738
EVA Airways Corp.	54,000	32,120
Hawaiian Holdings, Inc. (I)	6,518	37,674
International Consolidated
Airlines Group SA (I)	29,487	64,980
JetBlue Airways Corp. (I) (L)	63,438	331,781
Korean Air Lines Company, Ltd. (I)	957	36,614
Qantas Airways, Ltd. (I)	61,150	88,469
Republic Airways Holdings, Inc. (I)	6,126	33,203
Ryanair Holdings PLC, ADR (I) (L)	1,330	40,831
Singapore Airlines, Ltd.	23,140	186,648
SkyWest, Inc.	6,658	46,939
Southwest Airlines Company	104,378	942,533
Spirit Airlines, Inc. (I)	1,926	39,695
US Airways Group, Inc. (I) (L)	20,139	266,238

		3,346,010
Building Products - 0.2%
AAON, Inc.	2,408	45,126
Ameresco, Inc., Class A (I)	2,299	24,714
American Woodmark Corp. (I)	1,223	20,681
AO Smith Corp.	4,731	218,383
Apogee Enterprises, Inc.	3,582	52,942
Asahi Glass Company, Ltd.	41,000	274,811
Assa Abloy AB, Series B	10,062	261,687
Builders FirstSource, Inc. (I)	5,683	22,505
Cie de Saint-Gobain	12,618	449,015
Daikin Industries, Ltd.	9,600	246,302
Fortune Brands Home & Security, Inc. (I)	25,253	571,223
Geberit AG (I)	1,350	261,895
Gibraltar Industries, Inc. (I)	3,838	39,224
Griffon Corp. (L)	5,987	47,956
Insteel Industries, Inc.	2,351	21,465
JS Group Corp.	10,900	199,535
KCC Corp.	107	26,808
Lennox International, Inc.	8,136	348,953
Masco Corp.	48,254	611,378
NCI Building Systems, Inc. (I)	2,519	24,485
Nippon Sheet Glass Company, Ltd. (L)	36,000	35,322
Quanex Building Products Corp.	4,714	77,828
Simpson Manufacturing Company, Inc.	5,193	144,313
Taiwan Glass Industrial Corp.	29,000	27,135
TOTO, Ltd.	12,000	81,222
Trex Company, Inc. (I) (L)	1,938	56,396
Universal Forest Products, Inc.	2,441	91,904
USG Corp. (I) (L)	8,852	136,498

		4,419,706
Commercial Services & Supplies - 0.6%
A.T. Cross Company, Class A (I)	1,355	13,726
ABM Industries, Inc. (L)	6,612	141,960
ACCO Brands Corp. (I)	14,481	132,067
Aggreko PLC	15,094	511,634
American Reprographics Company (I)	4,765	24,635
Avery Dennison Corp.	14,372	418,369
Babcock International Group PLC	20,444	268,001
Brambles, Ltd.	80,163	519,438
Casella Waste Systems, Inc., Class A (I)	3,433	17,371

214

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
Cenveo, Inc. (I) (L)	6,863	$14,275
Cintas Corp.	14,894	549,589
Clean Harbors, Inc. (I)	13,423	833,166
Compx International Inc	280	3,640
Consolidated Graphics, Inc. (I)	1,084	31,620
Copart, Inc. (I)	17,078	462,985
Corrections Corp. of America	15,923	415,113
Courier Corp.	1,498	16,373
Dai Nippon Printing Company, Ltd.	22,000	165,695
Deluxe Corp. (L)	14,590	337,321
Edenred (L)	4,965	131,393
Encore Capital Group, Inc. (I)	2,049	49,668
EnergySolutions, Inc. (I)	9,891	34,816
EnerNOC, Inc. (I)	3,159	19,965
Ennis, Inc.	3,332	47,381
Fuel Tech, Inc. (I)	2,511	10,069
G&K Services, Inc., Class A	2,361	68,894
G4S PLC	79,884	340,060
Healthcare Services Group, Inc.	8,299	162,245
Heritage-Crystal Clean, Inc. (I)	674	13,183
Herman Miller, Inc.	16,432	303,663
HNI Corp.	12,756	294,791
InnerWorkings, Inc. (I)	3,332	39,284
Interface, Inc.	6,580	83,500
Intersections, Inc.	1,343	15,350
Iron Mountain, Inc.	23,105	655,027
Kimball International, Inc., Class B	2,093	14,400
Knoll, Inc.	5,998	79,593
McGrath RentCorp	3,064	77,366
Metalico, Inc. (I)	5,151	13,032
Mine Safety Appliances Company	8,324	341,950
Mobile Mini, Inc. (I) (L)	4,610	63,341
Multi-Color Corp.	1,542	28,573
NL Industries, Inc.	891	10,888
Pitney Bowes, Inc. (L)	26,985	368,075
Portfolio Recovery Associates, Inc. (I) (L)	2,146	148,310
Quad/Graphics, Inc. (L)	3,144	39,740
R.R. Donnelley & Sons Company (L)	24,107	259,391
Republic Services, Inc.	42,482	1,119,826
Ritchie Brothers Auctioneers, Inc. (L)	2,970	58,575
Rollins, Inc.	18,272	388,097
S1 Corp.	418	20,004
Schawk, Inc., Class A	790	8,809
Secom Company, Ltd.	8,400	369,887
Securitas AB, Series B	9,571	70,078
Serco Group PLC	28,007	227,377
Societe BIC SA	868	85,060
Standard Parking Corp. (I)	2,092	39,769
Steelcase, Inc., Class A	9,916	86,963
Stericycle, Inc. (I)	11,447	998,865
Swisher Hygiene, Inc. (I) (L)	10,434	20,764
Sykes Enterprises, Inc. (I)	4,999	75,235
Team, Inc. (I)	2,458	65,579
Tetra Tech, Inc. (I)	7,797	194,847
The Brinks Company	13,314	303,160
The Geo Group, Inc. (I)	7,628	165,985
TMS International Corp. (I)	1,714	19,025
Toppan Printing Company, Ltd.	23,000	140,096
TRC Companies, Inc. (I)	1,188	7,164
Unifirst Corp.	1,785	102,138
United Stationers, Inc.	5,321	134,355
US Ecology, Inc.	2,381	40,977
Viad Corp.	2,582	45,727
Waste Connections, Inc.	19,714	610,148

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
Waste Management, Inc.	62,311	$2,021,369

		16,010,805
Construction & Engineering - 0.3%
ACS Actividades de Construccion
y Servicios SA	4,320	71,730
AECOM Technology Corp. (I)	18,736	305,209
Aegion Corp. (I)	4,950	78,062
Argan, Inc.	1,158	15,378
Aveng, Ltd.	21,146	96,106
Balfour Beatty PLC	38,838	163,046
Bouygues SA	5,901	143,115
China Communications Construction
Company, Ltd., H Shares	188,965	177,181
China Railway Construction Corp., H Shares	84,300	65,433
China Railway Group, Ltd., H Shares	170,000	65,273
China State Construction
International Holdings, Ltd.	62,000	57,558
Chiyoda Corp.	6,000	70,696
Comfort Systems USA, Inc.	4,809	43,666
Daelim Industrial Company, Ltd.	719	60,598
Daewoo Engineering &
Construction Company, Ltd. (I)	2,569	18,544
Doosan Heavy Industries and
Construction Company, Ltd.	1,112	50,808
Dycom Industries, Inc. (I)	4,394	86,035
Eiffage SA	1,250	38,118
EMCOR Group, Inc.	8,332	227,880
Ferrovial SA	11,564	109,689
Fluor Corp.	22,823	1,069,942
Fomento de Construcciones y Contratas SA	1,526	19,248
Furmanite Corp. (I)	4,814	22,144
Granite Construction, Inc.	10,318	236,489
Great Lakes Dredge & Dock Corp.	7,439	48,354
GS Engineering & Construction Corp.	915	62,295
Hochtief AG (I)	1,333	60,462
Hyundai Development Company	1,450	28,882
Hyundai Engineering &
Construction Company, Ltd.	1,729	97,243
Jacobs Engineering Group, Inc. (I)	17,352	616,343
JGC Corp.	8,000	219,195
Kajima Corp.	35,000	91,250
KBR, Inc.	23,680	603,130
Kinden Corp.	5,000	32,092
Koninklijke Boskalis Westinster NV	2,228	66,814
Larsen & Toubro, Ltd.	16,569	338,628
Larsen & Toubro, Ltd., GDR	16,157	327,018
Layne Christensen Company (I)	2,496	46,800
Leighton Holdings, Ltd.	8,096	139,137
MasTec, Inc. (I)	7,052	115,300
Metallurgical Corp. of China, Ltd.,
H Shares (I)	125,000	27,452
Michael Baker Corp. (I)	1,136	26,185
MYR Group, Inc. (I)	2,573	39,135
Northwest Pipe Company (I)	1,237	25,198
Obayashi Corp.	27,000	104,535
Orion Marine Group, Inc. (I)	3,534	23,607
Pike Electric Corp. (I)	2,206	15,927
Primoris Services Corp.	3,379	40,514
Quanta Services, Inc. (I)	28,541	644,456
Samsung Engineering Company, Ltd.	775	123,257
Shimizu Corp.	24,000	79,447
Skanska AB, Series B	12,482	166,214
SNC-Lavalin Group, Inc.	4,860	179,465
Sterling Construction Company, Inc. (I)	2,244	20,196

215

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Engineering (continued)
Taisei Corp.	42,000	$102,027
The Shaw Group, Inc. (I)	10,423	264,744
Tutor Perini Corp. (I)	3,890	43,724
Unitek Global Services Inc (I)	1,482	4,076
URS Corp.	12,735	460,625
Vinci SA	14,219	572,192

		9,147,867
Electrical Equipment - 0.7%
A123 Systems, Inc. (I) (L)	11,004	11,224
ABB, Ltd. (I)	77,499	1,221,339
Active Power, Inc. (I)	9,999	7,900
Acuity Brands, Inc.	12,132	661,194
Alstom SA	6,514	189,481
American Superconductor Corp. (I) (L)	5,502	21,678
AMETEK, Inc.	25,674	1,301,929
AZZ, Inc.	1,584	84,950
Bekaert SA	1,201	31,381
Belden, Inc.	5,878	183,688
Brady Corp., Class A	5,941	163,021
Broadwind Energy, Inc. (I)	17,062	5,119
Capstone Turbine Corp. (I)	33,329	34,329
Coleman Cable, Inc.	1,156	9,942
Cooper Industries PLC	21,406	1,509,123
Dongfang Electric Corp. Ltd., H Shares	14,600	34,210
Emerson Electric Company	99,186	4,638,929
Encore Wire Corp.	2,351	58,799
EnerSys, Inc. (I)	5,948	196,165
Franklin Electric Company, Inc.	2,902	141,966
Fuelcell Energy, Inc. (I) (L)	20,103	27,139
Fuji Electric Company, Ltd.	22,000	51,016
Furukawa Electric Company, Ltd.	26,000	55,387
Generac Holdings, Inc. (I)	3,099	76,700
General Cable Corp. (I)	7,961	226,570
Global Power Equipment Group, Inc.	1,992	36,713
GS Yuasa Corp. (L)	14,000	59,558
Hubbell, Inc., Class B	9,536	752,581
II-VI, Inc. (I)	6,495	122,756
Legrand SA, ADR (L)	7,008	211,460
LS Cable, Ltd.	464	31,932
LS Industrial Systems Company, Ltd.	402	18,947
LSI Industries, Inc.	2,721	16,653
Mitsubishi Electric Corp.	79,000	618,739
Powell Industries, Inc. (I)	1,133	41,672
PowerSecure International, Inc. (I) (L)	2,480	10,292
Preformed Line Products Company	317	17,651
Prysmian SpA	6,630	94,212
Regal-Beloit Corp.	6,659	401,471
Rockwell Automation, Inc.	19,230	1,394,367
Roper Industries, Inc.	13,086	1,324,565
Satcon Technology Corp. (I)	12,035	4,117
Schneider Electric SA (L)	15,426	827,111
Shanghai Electric Group Company, Ltd.,
H Shares	121,136	54,970
Sumitomo Electric Industries, Ltd.	30,700	354,130
Suzlon Energy, Ltd. (I)	60,600	121,200
Teco Electric & Machinery Company, Ltd.	55,000	37,383
Thermon Group Holdings, Inc. (I)	1,232	25,022
Ushio, Inc.	4,100	45,495
Valence Technology, Inc. (I) (L)	10,080	7,459
Vicor Corp.	2,587	15,574
Walsin Lihwa Corp.	100,000	26,370
Zhuzhou CSR Times Electric Company, Ltd.,
H Shares	20,000	57,951

		17,673,530

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components - 0.0%
Mabuchi Motor Company, Ltd.	900	$34,571
Industrial Conglomerates - 1.9%
3M Company	93,797	7,917,405
Aboitiz Equity Ventures, Inc.	74,300	88,575
Barloworld, Ltd.	12,353	123,132
Beijing Enterprises Holdings, Ltd.	22,214	127,205
Bidvest Group, Ltd.	18,139	383,672
Carlisle Companies, Inc.	9,885	513,822
Citic Pacific, Ltd.	56,033	86,520
CJ Corp.	399	27,349
Danaher Corp.	77,262	4,015,306
Doosan Corp.	266	28,134
Far Eastern New Century Corp.	96,000	97,083
Fraser and Neave, Ltd.	40,000	198,175
General Electric Company	1,428,992	27,279,457
Hutchison Whampoa, Ltd.	93,000	761,948
Keppel Corp., Ltd.	61,931	478,073
Koninklijke Philips Electronics NV	31,719	561,395
LG Corp.	2,436	113,333
NWS Holdings, Ltd.	59,230	86,186
Orion Corp.	95	77,401
Raven Industries, Inc.	2,280	151,894
Reunert, Ltd.	10,416	83,556
Samsung Techwin Company, Ltd.	959	60,454
Seaboard Corp. (I)	40	79,453
SembCorp Industries, Ltd.	43,000	160,644
Shanghai Industrial Holdings, Ltd.	24,070	67,174
Siemens AG	26,046	2,146,204
SK Holdings Company, Ltd.	672	69,597
SM Investments Corp.	6,504	105,021
Smiths Group PLC	22,228	342,776
Standex International Corp.	1,588	64,616
Tyco International, Ltd.	62,254	3,309,423
Wendel SA	1,029	67,737

		49,672,720
Machinery - 2.2%
Accuride Corp. (I)	4,995	29,570
Actuant Corp., Class A	8,534	223,335
AGCO Corp. (I)	15,548	625,185
Alamo Group, Inc.	896	27,749
Albany International Corp., Class A	3,465	63,202
Alfa Laval AB	10,663	176,626
Altra Holdings, Inc.	3,391	56,867
Amada Company, Ltd.	14,000	80,477
American Railcar Industries, Inc. (I)	1,240	26,226
Ampco-Pittsburgh Corp.	1,199	18,620
Astec Industries, Inc. (I)	2,512	68,954
Atlas Copco AB, Series A	21,919	444,283
Atlas Copco AB, Series B	12,264	221,353
Barnes Group, Inc.	6,855	159,516
Blount International, Inc. (I)	6,117	83,314
Briggs & Stratton Corp. (L)	6,281	106,149
Cascade Corp.	1,157	57,804
Caterpillar, Inc.	87,449	7,662,281
Changsha Zoomlion Heavy Industry Science
and Technology Development Company,
H Shares (L)	55,000	80,344
Chart Industries, Inc. (I)	3,667	229,041
China Rongsheng Heavy Industry
Group Company, Ltd.	73,000	19,696
CIRCOR International, Inc. (L)	2,163	69,627
CLARCOR, Inc.	14,337	699,646
Colfax Corp. (I)	6,423	181,964
Columbus McKinnon Corp. (I)	2,481	38,307

216

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Commercial Vehicle Group, Inc. (I)	3,617	$31,576
Cosco Corp. Singapore, Ltd.	42,000	32,932
Crane Company	7,763	294,140
CSR Corp., Ltd., H Shares	82,000	62,910
Cummins, Inc.	25,920	2,512,944
Daewoo Shipbuilding & Marine
Engineering Company, Ltd.	2,450	56,562
Deere & Company	54,266	4,008,629
Donaldson Company, Inc. (L)	23,823	852,149
Doosan Infracore Company, Ltd. (I)	2,630	43,240
Douglas Dynamics, Inc.	2,464	31,490
Dover Corp.	24,804	1,402,914
Dynamic Materials Corp.	1,751	29,557
Eaton Corp.	45,201	1,928,275
Energy Recovery, Inc. (I) (L)	5,976	13,386
EnPro Industries, Inc. (I) (L)	2,583	99,497
ESCO Technologies, Inc.	3,344	116,706
FANUC Corp.	7,800	1,341,583
Federal Signal Corp. (I)	7,816	38,924
Fiat Industrial SpA	24,392	246,811
Flow International Corp. (I)	6,306	18,603
Flowserve Corp.	7,360	756,461
FreightCar America, Inc.	1,521	30,161
Gardner Denver, Inc.	8,104	438,264
GEA Group AG	5,588	142,203
Graco, Inc.	9,574	461,180
Graham Corp.	1,301	25,057
Greenbrier Companies, Inc. (I)	2,451	33,922
Harsco Corp.	12,883	258,948
Hino Motors, Ltd.	10,000	66,102
Hitachi Construction
Machinery Company, Ltd. (L)	4,400	84,178
Hiwin Technologies Corp.	5,000	50,015
Hurco Companies, Inc. (I)	879	19,391
Hyundai Heavy Industries Company, Ltd.	1,078	243,397
Hyundai Mipo Dockyard Company, Ltd.	267	26,638
IDEX Corp.	13,407	532,660
IHI Corp.	54,000	110,423
Illinois Tool Works, Inc. (L)	65,332	3,668,392
Ingersoll-Rand PLC	40,159	1,658,968
Invensys PLC	45,426	153,668
ITT Corp. (L)	15,181	311,666
John Bean Technologies Corp.	3,649	50,831
Joy Global, Inc.	14,291	798,295
JTEKT Corp.	8,900	86,166
Kadant, Inc. (I)	1,524	34,595
Kawasaki Heavy Industries, Ltd.	58,000	152,798
Kaydon Corp. (L)	4,079	91,002
Kennametal, Inc.	12,758	443,468
Komatsu, Ltd.	38,800	926,302
Kone OYJ	4,838	271,038
Kubota Corp.	47,000	400,463
Kurita Water Industries, Ltd.	4,500	98,396
LB Foster Company	1,197	33,085
Lincoln Electric Holdings, Inc.	13,398	637,477
Lindsay Corp.	1,559	86,758
Lonking Holdings, Ltd.	84,000	26,000
Lydall, Inc. (I)	2,316	28,834
Makita Corp.	4,500	152,055
MAN SE	2,019	193,418
Meritor, Inc. (I)	11,721	63,411
Met-Pro Corp.	2,114	20,041
Metso OYJ	3,930	129,217
Middleby Corp. (I)	2,346	239,925
Miller Industries, Inc.	1,612	23,406

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Mitsubishi Heavy Industries, Ltd.	125,000	$503,362
Mueller Industries, Inc. (L)	4,737	201,228
Mueller Water Products, Inc.	19,265	67,235
Nabtesco Corp.	3,800	84,705
NACCO Industries, Inc., Class A	730	76,599
NGK Insulators, Ltd.	10,000	103,518
NN, Inc. (I)	2,189	16,899
Nordson Corp.	9,108	488,280
NSK, Ltd.	18,000	110,159
NTN Corp.	19,000	61,425
Omega Flex, Inc. (I)	199	2,195
Oshkosh Corp. (I)	14,644	299,763
PACCAR, Inc.	48,197	1,810,761
Pall Corp.	15,586	867,517
Parker Hannifin Corp.	20,380	1,665,861
Pentair, Inc.	15,777	643,071
PMFG, Inc. (I)	2,643	20,193
Proto Labs, Inc. (I)	323	11,915
RBC Bearings, Inc. (I)	2,782	129,085
Robbins & Myers, Inc.	4,911	223,892
Samsung Heavy Industries Company, Ltd.	4,161	128,564
Sandvik AB	32,320	405,664
Sany Heavy Equipment International
Holdings Company, Ltd.	41,000	24,770
Sauer-Danfoss, Inc.	1,437	51,919
Scania AB, Series B	10,129	161,599
Schindler Holding AG	1,772	196,582
Schindler Holding AG - REG	669	74,609
SembCorp Marine, Ltd.	35,600	123,068
SKF AB, B Shares	12,520	248,673
SMC Corp.	2,200	359,754
Snap-On, Inc.	7,886	477,182
SPX Corp.	8,197	588,791
Stanley Black & Decker, Inc.	22,896	1,516,860
Sulzer AG	831	99,462
Sumitomo Heavy Industries, Ltd.	22,000	97,109
Sun Hydraulics, Inc.	2,514	58,652
Tecumseh Products Company, Class A (I)	2,390	11,233
Tennant Company	2,399	101,238
Terex Corp. (I)	17,565	292,106
The Gorman-Rupp Company (L)	1,926	53,947
The Japan Steel Works, Ltd.	13,000	68,000
The Weir Group PLC (L)	12,011	287,515
THK Company, Ltd.	4,800	90,429
Timken Company	13,447	641,422
Titan International, Inc. (L)	5,221	116,950
TriMas Corp. (I)	3,206	64,152
Trinity Industries, Inc.	12,830	316,901
Twin Disc, Inc. (L)	1,087	20,718
United Tractors Tbk PT	43,333	106,372
Vallourec SA (L)	3,538	133,287
Valmont Industries, Inc.	3,601	412,315
Volvo AB, Series B	44,883	508,168
Wabash National Corp. (I)	8,487	59,070
Wabtec Corp.	7,683	557,863
Wartsila OYJ	5,221	172,247
Watts Water Technologies, Inc., Class A	3,757	124,169
Weichai Power Company, Ltd., H Shares (I)	17,600	77,554
Woodward, Inc.	17,285	651,817
Xerium Technologies, Inc. (I)	1,429	5,144
Xylem, Inc.	24,947	631,908
Yangzijiang Shipbuilding Holdings, Ltd.	83,000	66,331
Zardoya Otis SA	4,426	48,992

		56,292,408

217

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Marine - 0.1%
Alexander & Baldwin, Inc. (I)	6,698	$341,732
Baltic Trading, Ltd.	2,127	7,870
China COSCO Holdings Company, Ltd.,
H Shares (I)	107,879	51,270
China Shipping Container Lines
Company, Ltd., H Shares (I)	148,076	37,069
China Shipping Development Company, Ltd.,
H Shares	55,568	30,206
Eagle Bulk Shipping, Inc. (I) (L)	1,993	5,998
Evergreen Marine Corp.	42,000	20,597
Excel Maritime Carriers, Ltd. (I) (L)	5,807	4,361
Genco Shipping & Trading, Ltd. (I) (L)	4,536	14,152
Hyundai Merchant Marine Company, Ltd. (I)	1,080	22,910
International Shipholding Corp.	849	15,274
Kawasaki Kisen Kaisha, Ltd.	28,000	51,372
Kirby Corp. (I)	8,934	471,537
Kuehne & Nagel International AG	1,854	197,796
Mitsui O.S.K. Lines, Ltd.	46,000	161,269
Neptune Orient Lines, Ltd. (I)	35,750	29,400
Nippon Yusen Kabushiki Kaisha	61,000	162,368
Orient Overseas International, Ltd.	9,500	51,265
STX Pan Ocean Company, Ltd.	2,497	9,227
U-Ming Marine Transport Corp.	11,000	16,758
Ultrapetrol Bahamas, Ltd. (I) (L)	2,742	3,921
Wan Hai Lines, Ltd. (I)	29,000	13,784
Yang Ming Marine Transport Corp.	45,000	18,601

		1,738,737
Professional Services - 0.3%
Acacia Research Corp. (I)	5,349	185,985
Adecco SA (I)	4,532	176,971
Barrett Business Services, Inc.	1,057	20,876
Bureau Veritas SA	1,707	147,339
Campbell Brothers, Ltd.	3,644	205,280
Capita PLC	37,054	353,088
CBIZ, Inc. (I)	5,291	29,841
CDI Corp.	1,640	27,519
CRA International, Inc. (I)	1,441	27,105
Dun & Bradstreet Corp.	6,446	435,556
Equifax, Inc.	16,185	731,076
Experian PLC	56,846	793,317
Exponent, Inc. (I)	1,697	80,132
Franklin Covey Company (I)	907	8,372
FTI Consulting, Inc. (I)	11,904	375,809
GP Strategies Corp. (I)	1,948	30,700
Heidrick & Struggles International, Inc.	2,247	36,896
Hill International, Inc. (I)	3,334	10,169
Hudson Global, Inc. (I)	4,250	16,788
Huron Consulting Group, Inc. (I)	2,798	87,465
ICF International, Inc. (I)	2,512	56,520
Insperity, Inc.	2,866	71,965
Intertek Group PLC	9,080	371,603
Kelly Services, Inc., Class A (L)	3,322	38,834
Kforce, Inc. (I)	3,723	49,628
Korn/Ferry International (I)	13,501	183,614
Manpower, Inc.	12,820	460,879
Mistras Group, Inc. (I)	1,862	41,969
Navigant Consulting Company (I)	6,512	77,949
Odyssey Marine Exploration, Inc. (I) (L)	9,583	30,953
On Assignment, Inc. (I)	4,622	77,003
Pendrell Corp. (I)	18,744	21,743
Randstad Holdings NV	3,677	100,361
Resources Connection, Inc.	5,423	65,076
Robert Half International, Inc.	19,197	545,579
RPX Corp. (I)	1,274	16,982

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Professional Services (continued)
SGS SA	190	$344,651
The Advisory Board Company (I)	2,096	203,040
The Corporate Executive Board Company	9,646	350,536
The Dolan Company (I)	3,956	28,365
Towers Watson & Company, Class A	8,097	487,925
TrueBlue, Inc. (I)	5,009	74,885
VSE Corp.	284	6,972

		7,487,316
Road & Rail - 0.9%
All America Latina Logistica SA	19,700	81,853
Amerco, Inc.	1,090	91,691
Arkansas Best Corp.	3,210	40,607
Asciano, Ltd.	53,226	235,101
Avis Budget Group, Inc. (I)	13,080	194,238
Canadian National Railway Company	14,433	1,180,240
Canadian Pacific Railway, Ltd.	5,507	405,647
Celadon Group, Inc.	2,617	42,160
Central Japan Railway Company, Ltd.	62	503,595
ComfortDelGro Corp., Ltd.	82,000	93,374
Con-way, Inc.	8,924	315,463
Covenant Transport, Inc. (I)	1,277	4,814
CSX Corp.	142,107	2,968,615
Dollar Thrifty Automotive Group, Inc. (I)	3,608	294,341
East Japan Railway Company	14,000	831,291
Genesee & Wyoming, Inc., Class A (I)	4,942	247,644
Heartland Express, Inc.	6,376	90,794
J.B. Hunt Transport Services, Inc. (L)	14,417	823,643
Kansas City Southern	17,586	1,160,324
Keikyu Corp.	19,000	165,784
Keio Corp.	24,000	164,625
Keisei Electric Railway Company, Ltd.	12,000	93,183
Kintetsu Corp. (L)	67,000	233,028
Knight Transportation, Inc. (L)	7,634	127,946
Landstar System, Inc.	7,474	393,880
Localiza Rent a Car SA	5,000	79,332
Marten Transport, Ltd.	2,074	42,455
MTR Corp., Ltd.	63,028	203,417
Nippon Express Company, Ltd.	35,000	136,689
Norfolk Southern Corp.	44,587	2,921,340
Odakyu Electric Railway Company, Ltd.	26,000	235,768
Old Dominion Freight Line, Inc. (I)	5,950	259,182
QR National, Ltd.	93,562	310,401
Quality Distribution, Inc. (I)	2,223	23,608
RailAmerica, Inc. (I)	2,685	63,957
Roadrunner Transportation Systems, Inc. (I)	1,222	20,530
Ryder Systems, Inc.	6,911	298,624
Saia, Inc. (I)	2,098	45,380
Swift Transportation Company (I)	9,841	104,413
Tobu Railway Company, Ltd.	42,000	205,282
Tokyu Corp.	47,000	208,263
Union Pacific Corp.	64,833	7,222,396
Universal Truckload Services, Inc.	859	11,287
Werner Enterprises, Inc. (L)	12,665	308,266
West Japan Railway Company	7,100	278,114
Zipcar, Inc. (I) (L)	1,263	13,577

		23,776,162
Trading Companies & Distributors - 0.5%
Aceto Corp.	3,557	30,341
Aircastle, Ltd.	6,819	75,759
Applied Industrial Technologies, Inc.	5,294	199,637
Beacon Roofing Supply, Inc. (I)	5,763	143,211
Brenntag AG	1,505	169,750
Bunzl PLC	18,898	298,101

218

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors (continued)
CAI International, Inc. (I)	1,567	$29,052
Daewoo International Corp.	955	23,449
DXP Enterprises, Inc. (I)	1,096	51,512
Essex Rental Corp. (I)	2,223	7,180
Fastenal Company (L)	39,876	1,763,715
Finning International, Inc. (L)	5,578	130,802
GATX Corp.	7,471	286,065
H&E Equipment Services, Inc. (I)	3,565	56,577
Houston Wire & Cable Company	2,306	26,288
Interline Brands, Inc. (I)	3,946	98,926
ITOCHU Corp.	61,900	675,246
Kaman Corp., Class A	3,331	97,432
Lawson Products, Inc.	610	5,984
Marubeni Corp.	68,000	432,629
Mitsubishi Corp.	57,400	1,117,203
Mitsui & Company, Ltd.	71,100	995,881
MSC Industrial Direct Company, Inc., Class A	7,369	528,431
Noble Group, Ltd.	165,773	142,754
Rush Enterprises, Inc., Class A (I)	4,066	67,374
Samsung C&T Corp.	3,219	185,187
Seacube Container Leasing, Ltd.	1,515	27,603
SK Networks Company, Ltd.	2,800	19,998
Sojitz Corp.	52,700	83,240
Sumitomo Corp.	46,300	618,977
TAL International Group, Inc. (L)	2,731	89,331
Textainer Group Holdings, Ltd. (L)	1,411	46,380
Titan Machinery, Inc. (I)	1,943	59,942
Toyota Tsusho Corp.	8,700	159,848
United Rentals, Inc. (I) (L)	23,316	805,568
W.W. Grainger, Inc.	8,236	1,594,901
Watsco, Inc. (L)	8,042	591,972
Wolseley PLC	16,147	552,056

		12,288,302
Transportation Infrastructure - 0.1%
Abertis Infraestructuras SA	12,295	157,222
Aeroports de Paris	1,062	77,223
Atlantia SpA (L)	10,130	125,628
Beijing Capital International Airport
Company, Ltd., H Shares	85,211	53,504
CCR SA	39,100	304,371
China Merchants Holdings
International Company, Ltd.	48,031	145,411
COSCO Pacific, Ltd.	69,508	85,840
Ecorodovias Infraestrutura e Logistica SA	7,500	60,019
Fraport AG	1,189	60,200
Groupe Eurotunnel SA (L)	16,552	127,917
Hutchison Port Holdings Trust	224,100	159,821
Jiangsu Expressway, Ltd., H Shares	52,855	49,576
Kamigumi Company, Ltd.	10,000	77,634
Koninklijke Vopak NV	2,232	132,008
Mitsubishi Logistics Corp.	4,000	39,271
Sydney Airport	21,046	59,422
Transurban Group, Ltd.	71,607	394,392
Wesco Aircraft Holdings, Inc. (I)	2,608	36,173
Zhejiang Expressway Company, Ltd., H Shares	62,282	42,787

		2,188,419

		270,797,284
Information Technology - 15.5%
Communications Equipment - 1.4%
ADTRAN, Inc.	18,280	534,324
Alcatel-Lucent (I)	73,707	115,625
Anaren, Inc. (I)	2,083	40,244
Arris Group, Inc. (I)	14,456	178,242

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
Aruba Networks, Inc. (I) (L)	11,157	$146,603
Aviat Networks, Inc. (I)	7,914	20,497
Bel Fuse, Inc., Class B	1,426	23,215
Black Box Corp.	2,262	50,624
Calix, Inc. (I)	4,952	39,765
Ciena Corp. (I) (L)	15,781	213,833
Cisco Systems, Inc.	727,364	11,877,854
Communications Systems, Inc.	1,034	11,002
Comtech Telecommunications Corp.	2,452	70,814
Dialogic, Inc. (I)	1,570	1,479
Digi International, Inc. (I)	3,292	29,760
Emcore Corp. (I) (L)	2,809	11,517
Emulex Corp. (I)	10,882	73,127
Extreme Networks, Inc. (I)	11,683	43,578
F5 Networks, Inc. (I)	10,695	1,106,719
Finisar Corp. (I) (L)	11,155	160,074
Globecomm Systems, Inc. (I)	3,000	31,800
Harmonic, Inc. (I)	14,404	63,234
Harris Corp.	15,378	611,737
HTC Corp.	24,000	344,791
Infinera Corp. (I) (L)	13,089	83,900
InterDigital, Inc. (L)	5,660	139,745
Ixia (I)	4,851	51,324
JDS Uniphase Corp. (I)	31,041	315,066
Juniper Networks, Inc. (I)	71,086	1,222,679
KVH Industries, Inc. (I)	2,014	19,375
Loral Space & Communications, Inc.	1,376	82,973
Meru Networks, Inc. (I) (L)	1,393	2,159
Motorola Solutions, Inc.	39,736	1,910,507
NETGEAR, Inc. (I)	4,562	143,201
Nokia OYJ	118,391	313,769
Numerex Corp., Class A (I)	1,375	12,540
Oclaro, Inc. (I) (L)	6,331	16,144
Oplink Communications, Inc. (I)	2,568	32,922
OpNext, Inc. (I)	5,607	5,775
Plantronics, Inc.	12,327	370,919
Polycom, Inc. (I)	28,389	324,770
Powerwave Technologies, Inc. (I) (L)	3,914	3,433
Procera Networks, Inc. (I)	1,817	37,975
QUALCOMM, Inc.	228,427	13,091,151
Research In Motion, Ltd. (I)	15,300	158,503
Riverbed Technology, Inc. (I)	25,198	413,247
ShoreTel, Inc. (I)	6,044	25,324
Sonus Networks, Inc. (I)	26,370	64,079
Sycamore Networks, Inc. (I)	2,612	34,635
Symmetricom, Inc. (I)	2,872	15,652
Telefonaktiebolaget LM Ericsson, B Shares (L)	97,954	830,686
Tellabs, Inc.	58,408	213,773
Ubiquiti Networks, Inc. (I) (L)	1,077	20,086
ViaSat, Inc. (I) (L)	4,550	191,191
Westell Technologies, Inc., Class A (I)	7,207	15,567
ZTE Corp., H Shares	26,896	53,512

		36,017,040
Computers & Peripherals - 3.7%
3D Systems Corp. (I) (L)	5,232	159,053
Acer, Inc. (I)	84,000	85,881
Advantech Company, Ltd.	9,000	30,732
Apple, Inc. (I)	125,917	72,746,028
Asustek Computer, Inc.	22,000	220,134
Avid Technology, Inc. (I)	3,686	26,318
Catcher Technology Company, Ltd.	19,000	120,418
Chicony Electronics Company, Ltd.	15,000	28,467
Clevo Company	15,000	21,492
Compal Electronics, Inc.	136,000	140,208

219

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Peripherals (continued)
Cray, Inc. (I)	4,646	$49,619
Dell, Inc. (I)	206,224	2,542,742
Diebold, Inc.	10,000	370,100
Dot Hill Systems Corp. (I)	7,245	8,911
Electronics for Imaging, Inc. (I)	5,868	86,494
EMC Corp. (I)	277,266	6,612,794
Foxconn Technology Company, Ltd.	23,000	82,712
Fujitsu, Ltd.	76,000	330,832
Hewlett-Packard Company	266,901	6,053,315
Imation Corp. (I)	3,817	21,681
Immersion Corp. (I)	3,672	20,600
Intermec, Inc. (I)	7,414	43,817
Intevac, Inc. (I)	3,018	22,786
Inventec Company, Ltd.	72,000	23,930
Lenovo Group, Ltd.	264,564	225,252
Lexmark International, Inc., Class A (L)	9,567	239,271
Lite-On Technology Corp.	68,000	86,958
NCR Corp. (I)	25,323	542,419
NEC Corp.	106,000	152,207
NetApp, Inc. (I)	49,022	1,458,895
Novatel Wireless, Inc. (I)	4,199	8,692
OCZ Technology Group, Inc. (I) (L)	8,139	36,463
Pegatron Corp.	56,000	77,694
QLogic Corp. (I)	15,784	214,820
Quanta Computer, Inc.	82,000	214,089
Quantum Corp. (I)	27,999	54,598
Rimage Corp.	1,352	10,383
SanDisk Corp. (I)	32,734	1,070,402
Seiko Epson Corp.	5,400	54,574
Silicon Graphics International Corp. (I) (L)	3,843	22,635
Simplo Technology Company, Ltd. (I)	7,000	50,125
STEC, Inc. (I)	4,560	32,194
Stratasys, Inc. (I) (L)	2,635	125,215
Super Micro Computer, Inc. (I) (L)	3,550	56,587
Synaptics, Inc. (I)	4,011	107,575
Toshiba Corp.	165,000	617,571
Western Digital Corp. (I)	31,595	991,767
Wistron Corp.	65,000	82,206
Xyratex, Ltd.	3,560	40,726
Ya Hsin Industrial Company, Ltd. (I)	18,000	0

		96,422,382
Electrical Equipment - 0.0%
Nidec Corp.	4,400	358,042
Electronic Equipment, Instruments & Components - 0.8%
Aeroflex Holding Corp. (I)	2,462	15,929
Agilysys, Inc. (I)	2,350	17,108
Amphenol Corp., Class A	22,059	1,173,318
Anixter International, Inc. (L)	3,627	208,589
Arrow Electronics, Inc. (I)	17,900	606,989
AU Optronics Corp.	245,000	100,013
Avnet, Inc. (I)	23,204	707,490
Badger Meter, Inc.	1,907	68,862
Benchmark Electronics, Inc. (I)	7,649	103,567
Brightpoint, Inc. (I)	8,493	41,361
Checkpoint Systems, Inc. (I)	5,012	39,144
Cheng UEI Precision Industry Company, Ltd.	13,000	27,155
Chimei Innolux Corp. (I)	166,000	69,711
Citizen Watch Company, Ltd.	10,800	61,925
Cognex Corp. (L)	5,213	182,403
Coherent, Inc. (I)	2,981	131,581
Corning, Inc.	205,526	2,669,783
CTS Corp.	4,456	41,797
Daktronics, Inc.	4,458	29,200
DDi Corp.	2,043	26,539

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Delta Electronics, Inc.	59,000	$164,324
DTS, Inc. (I)	2,209	61,035
E Ink Holdings, Inc.	26,000	27,483
Echelon Corp. (I)	4,485	15,832
Electro Rent Corp.	2,443	33,811
Electro Scientific Industries, Inc.	2,860	31,546
Emagin Corp. (I)	2,520	7,837
Everlight Electronics Company, Ltd.	11,000	19,215
Fabrinet (I)	2,605	30,374
FARO Technologies, Inc. (I)	2,060	95,028
FEI Company (L)	4,853	222,122
FLIR Systems, Inc.	20,802	443,707
Foxconn International Holdings, Ltd. (I)	95,000	39,615
FUJIFILM Holdings Corp.	18,900	352,478
GSI Group, Inc. (I)	3,332	38,685
Hamamatsu Photonics KK	2,700	94,032
Hexagon AB	8,139	145,178
Hirose Electric Company, Ltd.	1,300	118,578
Hitachi High-Technologies Corp.	2,500	55,316
Hitachi, Ltd.	185,000	1,054,782
Hon Hai Precision Industry Company, Ltd.	298,000	869,660
Hoya Corp.	17,700	378,919
Ibiden Company, Ltd.	4,800	84,170
Identive Group, Inc. (I)	5,134	6,520
Ingram Micro, Inc., Class A (I)	24,011	428,116
Insight Enterprises, Inc. (I)	5,483	81,642
InvenSense, Inc. (I)	1,224	12,167
Itron, Inc. (I)	6,371	228,273
Jabil Circuit, Inc.	24,902	476,375
KEMET Corp. (I)	5,514	31,706
Keyence Corp.	1,900	428,138
Kingboard Chemical Holdings, Ltd.	25,500	54,756
Kyocera Corp.	6,200	510,080
Largan Precision Company, Ltd.	3,000	56,618
Lecroy Corp. (I)	2,206	31,303
LG Display Company, Ltd. (I)	5,976	105,276
LG Innotek Company, Ltd. (I)	237	15,893
Littelfuse, Inc.	2,709	155,876
Maxwell Technologies, Inc. (I)	3,553	24,622
Measurement Specialties, Inc. (I)	1,915	62,563
Mercury Computer Systems, Inc. (I)	3,778	44,769
Methode Electronics, Inc.	4,746	35,642
Microvision Inc (I) (L)	1,843	4,884
Molex, Inc.	18,546	427,856
MTS Systems Corp.	1,976	76,392
Multi-Fineline Electronix, Inc. (I)	1,184	29,328
Murata Manufacturing Company, Ltd.	8,300	428,871
Nan Ya Printed Circuit Board Corp.	6,000	9,791
National Instruments Corp.	14,865	387,085
NeoPhotonics Corp. (I)	1,227	5,043
Newport Corp. (I)	4,711	56,014
Nippon Electric Glass Company, Ltd.	16,000	99,440
Omron Corp.	8,200	161,624
OSI Systems, Inc. (I)	2,393	152,721
Park Electrochemical Corp.	1,364	31,999
PC Connection, Inc.	1,317	11,827
Plexus Corp. (I)	4,468	125,104
Power-One, Inc. (I)	8,451	35,072
Pulse Electronics Corp.	5,363	10,511
RadiSys Corp. (I)	2,537	14,816
RealD, Inc. (I) (L)	5,097	61,011
Richardson Electronics, Ltd.	1,952	22,546
Rofin-Sinar Technologies, Inc. (I)	3,571	70,884
Rogers Corp. (I)	2,014	81,184

220

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Samsung Electro-Mechanics Company, Ltd.	1,549	$133,638
Samsung SDI Company, Ltd.	888	114,977
Sanmina-SCI Corp. (I)	10,095	71,775
Scansource, Inc. (I)	3,395	101,748
Shimadzu Corp.	10,000	83,247
SYNNEX Corp. (I) (L)	3,158	105,319
Synnex Technology International Corp.	44,000	98,265
TDK Corp.	5,000	214,895
TE Connectivity, Ltd.	57,555	1,808,378
Tech Data Corp. (I)	6,602	314,321
TPK Holding Company, Ltd.	3,000	44,648
Trimble Navigation, Ltd. (I)	19,901	938,631
Tripod Technology Corp.	14,000	38,985
TTM Technologies, Inc. (I)	6,537	60,402
Unimicron Technology Corp.	42,000	45,340
Universal Display Corp. (I) (L)	4,795	134,979
Viasystems Group, Inc. (I)	421	8,087
Vishay Intertechnology, Inc. (I)	25,149	267,082
Vishay Precision Group, Inc. (I)	1,721	23,939
Wintek Corp. (I)	49,000	29,267
WPG Holdings Company, Ltd.	44,000	52,436
Yaskawa Electric Corp.	9,000	67,335
Yokogawa Electric Corp.	8,700	73,193
Zygo Corp. (I)	2,073	34,370

		20,665,786
Internet Software & Services - 1.5%
Active Network, Inc. (I)	1,655	23,236
Akamai Technologies, Inc. (I)	24,012	704,512
Alibaba.com, Ltd. (I)	52,500	90,739
Ancestry.com, Inc. (I) (L)	3,945	84,975
Angie’s List, Inc. (I) (L)	1,251	15,975
AOL, Inc. (I)	15,162	415,894
Bankrate, Inc. (I)	2,849	49,516
Bazaarvoice, Inc. (I) (L)	717	12,397
Brightcove, Inc. (I)	711	9,015
Carbonite, Inc. (I) (L)	930	7,170
comScore, Inc. (I) (L)	3,978	72,201
Constant Contact, Inc. (I) (L)	3,669	74,297
Cornerstone Ondemand, Inc. (I)	1,432	28,712
CoStar Group, Inc. (I) (L)	3,249	240,069
DealerTrack Holdings, Inc. (I) (L)	5,134	140,158
Demand Media, Inc. (I) (L)	943	8,638
Dena Company, Ltd.	3,900	81,189
Dice Holdings, Inc. (I)	6,041	59,383
Digital River, Inc. (I)	4,655	67,963
EarthLink, Inc.	13,823	111,552
eBay, Inc. (I)	154,679	6,061,870
Envestnet, Inc. (I)	2,441	28,950
Equinix, Inc. (I)	7,464	1,217,453
FriendFinder Networks, Inc. (I)	1,199	1,343
Google, Inc., Class A (I)	34,250	19,894,455
Gree, Inc. (L)	3,800	60,719
InfoSpace, Inc. (I)	4,974	63,468
Internap Network Services Corp. (I)	6,651	47,422
IntraLinks Holdings, Inc. (I)	3,987	15,948
j2 Global, Inc. (L)	5,767	139,504
Keynote Systems, Inc.	1,920	27,744
KIT Digital, Inc. (I) (L)	4,775	15,567
Limelight Networks, Inc. (I)	7,877	21,425
Liquidity Services, Inc. (I)	2,348	150,014
LivePerson, Inc. (I)	6,583	113,623
LogMeIn, Inc. (I)	2,545	81,567
Marchex, Inc., Class B	2,883	10,321

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
Monster Worldwide, Inc. (I) (L)	19,691	$169,343
Move, Inc. (I)	5,020	41,515
NHN Corp.	1,057	217,075
NIC, Inc.	8,115	88,210
Open Text Corp. (I)	1,827	88,356
OpenTable, Inc. (I) (L)	2,929	116,340
Perficient, Inc. (I)	3,098	35,100
Quepasa Corpquepasa Corp. (I) (L)	915	2,681
QuinStreet, Inc. (I)	3,456	28,028
Rackspace Hosting, Inc. (I)	16,677	825,011
RealNetworks, Inc.	2,685	23,762
Responsys, Inc. (I)	1,182	12,139
Saba Software, Inc. (I)	3,768	31,463
SciQuest, Inc. (I)	1,669	26,270
SPS Commerce, Inc. (I)	1,118	30,902
Stamps.com, Inc. (I)	1,523	37,405
Support.com, Inc. (I)	6,246	16,052
TechTarget, Inc. (I)	1,963	10,266
Tencent Holdings, Ltd.	43,000	1,179,342
Travelzoo, Inc. (I)	692	16,137
United Internet AG	3,427	58,543
United Online, Inc.	11,199	44,236
Unwired Planet, Inc. (I)	10,907	25,741
ValueClick, Inc. (I)	22,684	397,877
VeriSign, Inc. (I)	21,542	823,551
Vocus, Inc. (I)	2,210	35,647
Web.com Group, Inc. (I)	3,630	57,790
XO Group, Inc. (I)	3,511	31,002
Yahoo! Japan Corp.	581	168,955
Yahoo!, Inc. (I)	163,917	2,498,095
Zillow, Inc. (I) (L)	505	19,786
Zix Corp. (I)	8,244	20,280

		37,425,884
IT Services - 2.9%
Accenture PLC, Class A	87,405	4,990,826
Acxiom Corp. (I)	22,675	319,037
Alliance Data Systems Corp. (I) (L)	8,005	1,008,630
Amadeus IT Holding SA, A Shares	10,026	184,340
AtoS	1,593	87,368
Automatic Data Processing, Inc.	66,249	3,454,885
Broadridge Financial Solutions, Inc.	19,841	401,383
CACI International, Inc., Class A (I) (L)	3,297	141,112
Cap Gemini SA (L)	4,676	157,709
Cardtronics, Inc. (I)	5,404	151,420
Cass Information Systems, Inc.	614	22,614
CGI Group, Inc. (I)	7,449	172,729
CIBER, Inc. (I)	8,064	28,869
Cielo SA	13,100	353,993
Cognizant Technology
Solutions Corp., Class A (I)	40,971	2,386,561
Computer Sciences Corp.	20,944	557,948
Computer Task Group, Inc. (I)	2,088	25,411
Computershare, Ltd.	24,300	184,199
Convergys Corp.	31,666	441,741
CoreLogic, Inc. (I)	17,044	289,578
CSG Systems International, Inc. (I)	4,404	72,666
DST Systems, Inc.	5,371	274,458
Dynamics Research Corp. (I)	1,305	8,156
EPAM Systems, Inc. (I)	450	7,875
Euronet Worldwide, Inc. (I)	6,424	115,568
ExlService Holdings, Inc. (I)	2,166	46,937
Fidelity National Information Services, Inc.	31,672	1,038,208
Fiserv, Inc. (I)	18,717	1,262,087
Forrester Research, Inc.	1,880	60,686

221

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
Gartner, Inc. (I)	14,936	$607,596
Global Cash Access Holdings, Inc. (I)	8,074	56,922
Global Payments, Inc.	12,535	532,487
Heartland Payment Systems, Inc.	4,829	140,910
Higher One Holdings, Inc. (I) (L)	3,822	48,578
iGate Corp. (I)	3,891	63,773
Indra Sistemas SA	3,178	28,672
Infosys, Ltd., ADR (L)	17,900	753,590
International Business Machines Corp.	156,476	30,184,220
Itochu Techno-Science Corp.	1,200	55,568
Jack Henry & Associates, Inc.	24,698	815,281
Lender Processing Services, Inc.	13,504	311,672
Lionbridge Technologies, Inc. (I)	8,238	24,796
ManTech International Corp., Class A	6,655	145,079
MasterCard, Inc., Class A	14,353	5,834,638
MAXIMUS, Inc.	4,354	198,151
ModusLink Global Solutions, Inc. (I)	5,709	25,633
MoneyGram International, Inc. (I)	1,279	17,816
NCI, Inc. (I)	989	4,223
NeuStar, Inc., Class A (I)	10,782	346,965
Nomura Research Institute, Ltd.	4,200	90,387
NTT Data Corp.	52	148,824
Otsuka Corp.	700	55,442
Paychex, Inc.	43,562	1,305,553
PRGX Global, Inc. (I)	2,632	17,713
Redecard SA	15,000	230,558
SAIC, Inc.	37,325	414,681
Sapient Corp.	13,633	149,963
ServiceSource International, Inc. (I)	1,325	15,900
SK C&C Company, Ltd.	388	30,805
Syntel, Inc.	1,931	107,943
TeleTech Holdings, Inc. (I)	3,214	47,889
Teradata Corp. (I)	22,607	1,502,913
The Hackett Group, Inc. (I)	4,039	20,841
The Western Union Company	83,778	1,373,959
TNS, Inc. (I)	3,207	57,341
Total Systems Services, Inc.	21,682	504,540
Unisys Corp. (I)	5,344	83,954
VeriFone Systems, Inc. (I)	16,950	612,065
Virtusa Corp. (I)	1,959	28,660
Visa, Inc., Class A	67,181	7,739,251
Wipro, Ltd., ADR (L)	38,500	331,100
Wright Express Corp. (I)	11,015	617,501

		73,931,347
Office Electronics - 0.2%
Brother Industries, Ltd.	9,600	104,571
Canon, Inc.	46,400	1,849,243
Konica Minolta Holdings, Inc.	19,500	138,957
Neopost SA	1,039	54,170
Ricoh Company, Ltd.	27,000	195,061
Xerox Corp.	179,871	1,298,669
Zebra Technologies Corp., Class A (I)	8,317	278,370

		3,919,041
Semiconductors & Semiconductor Equipment - 2.1%
Advanced Energy Industries, Inc. (I)	4,995	68,182
Advanced Micro Devices, Inc. (I)	79,238	481,767
Advanced Semiconductor Engineering, Inc.	156,000	147,508
Advantest Corp.	6,100	82,182
Alpha & Omega Semiconductor, Ltd. (I)	1,895	16,998
Altera Corp.	43,537	1,454,571
Amkor Technology, Inc. (I) (L)	11,158	52,777
Amtech Systems, Inc. (I)	1,224	5,532
Anadigics, Inc. (I)	8,467	16,849

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Analog Devices, Inc.	40,223	$1,462,911
Applied Materials, Inc.	174,363	1,801,170
Applied Micro Circuits Corp. (I)	7,908	42,229
ARM Holdings PLC	76,829	600,591
ASM Pacific Technology, Ltd.	8,700	106,820
ASML Holding NV	13,685	629,462
Atmel Corp. (I) (L)	72,137	504,959
ATMI, Inc. (I)	3,951	79,060
Axcelis Technologies, Inc. (I)	13,597	15,093
AXT, Inc. (I)	4,126	15,885
Broadcom Corp., Class A (I)	66,242	2,142,929
Brooks Automation, Inc.	8,209	76,918
Cabot Microelectronics Corp. (L)	2,945	92,296
Cavium, Inc. (I) (L)	6,006	145,405
Ceva, Inc. (I) (L)	2,913	50,628
Cirrus Logic, Inc. (I) (L)	8,218	236,021
Cohu, Inc.	3,123	29,169
Cree, Inc. (I) (L)	18,487	463,469
CSR PLC, ADR	568	7,248
Cymer, Inc. (I) (L)	3,797	205,683
Cypress Semiconductor Corp. (I)	24,771	326,729
Diodes, Inc. (I)	4,387	85,854
DSP Group, Inc. (I)	3,135	19,656
Entegris, Inc. (I)	16,724	128,942
Entropic Communications, Inc. (I) (L)	10,628	42,725
Epistar Corp. (I)	25,000	55,289
Exar Corp. (I)	4,710	36,974
Fairchild Semiconductor International, Inc. (I)	20,149	266,168
First Solar, Inc. (I) (L)	7,942	99,752
FormFactor, Inc. (I)	6,313	37,815
FSI International, Inc. (I)	4,953	17,236
GSI Technology, Inc. (I)	2,721	11,156
GT Advanced Technologies Inc. (I) (L)	14,664	61,589
Hittite Microwave Corp. (I)	3,904	192,389
Hynix Semiconductor, Inc. (I)	13,470	263,124
Infineon Technologies AG	34,393	272,113
Inotera Memories, Inc. (I)	58,000	14,806
Inphi Corp. (I)	2,641	21,947
Integrated Device Technology, Inc. (I)	40,981	224,986
Integrated Silicon Solution, Inc. (I)	3,500	32,760
Intel Corp.	674,704	17,434,351
Intermolecular, Inc. (I)	1,208	7,828
International Rectifier Corp. (I)	11,049	208,163
Intersil Corp., Class A	20,253	213,669
IXYS Corp. (I)	3,062	31,722
Kinsus Interconnect Technology Corp.	9,000	26,056
KLA-Tencor Corp.	22,518	1,032,000
Kopin Corp. (I)	8,667	26,608
Kulicke & Soffa Industries, Inc. (I)	8,928	93,923
Lam Research Corp. (I) (L)	19,178	715,339
Lattice Semiconductor Corp. (I)	14,615	66,791
Linear Technology Corp.	30,926	897,473
LSI Corp. (I)	76,543	509,011
LTX-Credence Corp. (I)	6,276	44,560
Macronix International Company, Ltd.	110,000	31,704
MaxLinear, Inc., Class A (I)	2,138	9,578
MediaTek, Inc.	34,000	300,456
MEMC Electronic Materials, Inc. (I) (L)	36,918	61,653
Micrel, Inc.	6,281	61,491
Microchip Technology, Inc. (L)	25,937	804,566
Micron Technology, Inc. (I)	133,404	779,079
Microsemi Corp. (I)	10,750	189,845
Mindspeed Technologies, Inc. (I)	4,290	13,299
MIPS Technologies, Inc. (I)	6,563	41,938
MKS Instruments, Inc.	6,560	171,544

222

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Monolithic Power Systems, Inc. (I)	3,739	$70,256
MoSys, Inc. (I)	4,203	12,651
Motech Industries, Inc. (I)	10,000	15,006
MStar Semiconductor, Inc.	12,000	72,687
Nanometrics, Inc. (I) (L)	2,575	39,990
Novatek Microelectronics Corp., Ltd.	17,000	50,406
Novellus Systems, Inc. (I)	9,539	399,016
NVE Corp. (I) (L)	640	33,274
NVIDIA Corp. (I)	82,468	1,025,077
Omnivision Technologies, Inc. (I)	6,495	105,089
PDF Solutions, Inc. (I)	3,053	27,019
Pericom Semiconductor Corp. (I)	3,381	26,575
Phison Electronics Corp.	4,000	29,454
Photronics, Inc. (I) (L)	7,331	43,986
PLX Technology, Inc. (I)	5,967	37,771
Power Integrations, Inc. (L)	3,596	146,753
Powertech Technology, Inc.	23,000	44,509
Radiant Opto-Electronics Corp. (I)	14,000	62,983
Rambus, Inc. (I)	12,129	58,340
Realtek Semiconductor Corp.	14,000	27,788
RF Micro Devices, Inc. (I) (L)	78,459	295,790
Richtek Technology Corp.	5,000	29,945
Rohm Company, Ltd.	3,900	141,175
Rubicon Technology, Inc. (I)	2,169	19,131
Rudolph Technologies, Inc. (I)	4,071	35,092
Samsung Electronics Company, Ltd.	2,864	2,934,081
Semiconductor
Manufacturing International Corp. (I)	831,000	27,861
Semtech Corp. (I)	18,537	446,556
Sigma Designs, Inc. (I)	3,985	23,830
Silicon Image, Inc. (I)	9,846	43,519
Silicon Laboratories, Inc. (I)	6,757	233,319
Siliconware Precision Industries Company	96,000	104,427
Sino-American Silicon Products, Inc.	12,000	21,523
Skyworks Solutions, Inc. (I)	30,141	809,587
Spansion, Inc., Class A (I)	6,235	67,338
Standard Microsystems Corp. (I)	2,878	105,450
STMicroelectronics NV	19,830	103,213
STR Holdings, Inc. (I) (L)	3,791	14,482
Sumco Corp. (I)	4,500	37,669
Supertex, Inc. (I)	1,430	26,584
Taiwan Semiconductor
Manufacturing Company, Ltd.	809,000	2,304,760
Teradyne, Inc. (I)	25,182	363,880
Tessera Technologies, Inc.	6,355	86,364
Texas Instruments, Inc.	154,630	4,403,862
Tokyo Electron, Ltd.	7,000	314,218
Transcend Information, Inc.	6,000	16,989
TriQuint Semiconductor, Inc. (I)	20,308	105,805
Ultra Clean Holdings, Inc. (I)	2,908	17,332
Ultratech, Inc. (I)	3,162	95,872
United Microelectronics Corp.	404,000	177,127
Veeco Instruments, Inc. (I) (L)	5,044	174,926
Volterra Semiconductor Corp. (I)	3,058	84,951
Xilinx, Inc.	35,361	1,130,491

		54,144,748
Software - 2.9%
Accelrys, Inc. (I)	7,025	54,795
ACI Worldwide, Inc. (I)	11,151	425,857
Actuate Corp. (I)	5,006	33,440
Adobe Systems, Inc. (I)	66,686	2,070,600
Advent Software, Inc. (I)	9,247	241,254
American Software, Inc., Class A	3,081	24,525
ANSYS, Inc. (I)	14,842	918,349

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Aspen Technology, Inc. (I)	10,550	$233,155
Autodesk, Inc. (I)	30,507	976,834
AVG Technologies NV (I)	988	13,447
Blackbaud, Inc.	5,571	144,010
BMC Software, Inc. (I)	22,179	938,615
Bottomline Technologies, Inc. (I)	4,496	80,388
BroadSoft, Inc. (I) (L)	2,811	76,768
CA, Inc.	49,189	1,223,330
Cadence Design Systems, Inc. (I)	43,828	447,046
Callidus Software, Inc. (I)	3,852	19,221
Citrix Systems, Inc. (I)	25,061	1,831,458
CommVault Systems, Inc. (I)	5,497	257,644
Compuware Corp. (I)	34,965	314,685
Concur Technologies, Inc. (I) (L)	13,069	808,318
Dassault Systemes SA	1,887	172,242
Deltek, Inc. (I)	2,792	29,288
Digimarc Corp.	859	21,114
Ebix, Inc. (L)	3,605	62,727
Electronic Arts, Inc. (I)	44,753	609,536
Ellie Mae, Inc. (I)	1,113	18,086
EPIQ Systems, Inc.	4,015	44,285
ePlus, Inc. (I)	545	17,129
FactSet Research Systems, Inc.	7,217	760,888
Fair Isaac Corp.	10,226	415,789
FalconStor Software, Inc. (I)	3,993	10,701
Glu Mobile Inc. (I) (L)	5,867	27,106
Guidance Software, Inc. (I)	1,689	13,850
Guidewire Software, Inc. (I)	1,092	28,294
Imperva, Inc. (I)	682	17,534
Informatica Corp. (I)	17,176	711,602
Interactive Intelligence Group (I)	1,789	46,156
Intuit, Inc.	39,826	2,239,416
JDA Software Group, Inc. (I)	5,284	146,261
Jive Software, Inc. (I) (L)	1,917	32,110
Kenexa Corp. (I)	3,295	96,115
Konami Corp.	3,900	81,844
Manhattan Associates, Inc. (I)	2,576	122,360
Mentor Graphics Corp. (I)	26,883	379,050
MICROS Systems, Inc. (I)	12,786	674,589
Microsoft Corp.	1,008,528	29,438,932
MicroStrategy, Inc., Class A (I)	993	121,126
Monotype Imaging Holdings, Inc. (I)	4,507	61,746
Motricity, Inc. (I) (L)	4,444	2,844
NCSoft Corp.	400	81,153
Netscout Systems, Inc. (I)	4,663	93,493
NetSuite, Inc. (I)	3,563	167,176
Nintendo Company, Ltd.	4,000	463,529
Opnet Technologies, Inc. (L)	1,812	45,246
Oracle Corp.	529,419	14,013,721
Oracle Corp. Japan	1,600	58,197
Parametric Technology Corp. (I)	33,812	683,002
Pegasystems, Inc. (L)	2,073	64,242
Progress Software Corp. (I)	7,725	148,475
PROS Holdings, Inc. (I)	2,716	40,821
QLIK Technologies, Inc. (I)	8,768	199,297
Quest Software, Inc. (I)	16,137	403,425
RealPage, Inc. (I) (L)	3,754	67,009
Red Hat, Inc. (I)	26,084	1,340,196
Rosetta Stone, Inc. (I)	1,415	19,527
Rovi Corp. (I)	17,162	419,268
Salesforce.com, Inc. (I) (L)	18,367	2,546,034
SAP AG	29,229	1,677,247
Seachange International, Inc. (I)	3,487	28,210
Smith Micro Software, Inc. (I)	4,440	7,148
SolarWinds, Inc. (I)	7,095	325,377

223

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Solera Holdings, Inc.	11,207	$497,591
Sourcefire, Inc. (I) (L)	3,548	195,708
Square Enix Company, Ltd.	2,600	40,997
SRS Labs, Inc. (I)	1,707	15,448
SS&C Technologies Holdings, Inc. (I)	3,145	74,159
Symantec Corp. (I)	98,512	1,461,918
Synchronoss Technologies, Inc. (I)	3,290	58,924
Synopsys, Inc. (I)	23,323	689,195
Take-Two Interactive Software, Inc. (I)	9,134	105,224
Tangoe, Inc. (I)	1,269	24,504
TeleCommunication Systems, Inc. (I)	6,135	9,080
TeleNav, Inc. (I)	2,168	13,030
The Sage Group PLC	75,184	297,266
THQ, Inc. (I) (L)	8,106	5,350
TIBCO Software, Inc. (I)	26,656	713,048
TiVo, Inc. (I)	14,941	127,596
Totvs SA	5,000	90,488
Trend Micro, Inc.	4,300	117,369
Tyler Technologies, Inc. (I)	3,732	139,204
Ultimate Software Group, Inc. (I)	3,227	259,225
VASCO Data Security International, Inc. (I)	3,376	23,598
Verint Systems, Inc. (I)	2,640	75,821
VirnetX Holding Corp. (I) (L)	5,073	169,134
Wave Systems Corp. Class A (I) (L)	10,769	10,769
Websense, Inc. (I)	4,714	87,586

		75,730,484

		398,614,754
Materials - 5.0%
Chemicals - 2.4%
A. Schulman, Inc.	3,886	83,044
Agrium, Inc.	5,152	403,441
Air Liquide SA	9,891	1,073,253
Air Products & Chemicals, Inc.	28,442	2,248,056
Air Water, Inc.	6,000	69,118
Airgas, Inc.	9,282	805,770
Akzo Nobel NV	7,466	343,227
Albemarle Corp.	14,228	863,640
American Vanguard Corp.	2,826	76,161
Arkema SA (L)	1,744	114,545
Asahi Kasei Corp.	52,000	280,100
Ashland, Inc.	12,527	800,851
Balchem Corp.	3,624	105,241
BASF SE	29,107	2,033,089
Cabot Corp.	10,087	381,289
Calgon Carbon Corp. (I)	7,085	94,726
CF Industries Holdings, Inc.	8,843	1,511,799
Cheil Industries, Inc.	1,227	101,028
Chemtura Corp. (I)	11,988	181,139
China BlueChemical, Ltd., H Shares	78,000	54,381
China Petrochemical Development Corp.	59,000	49,471
Cytec Industries, Inc.	7,329	443,111
Daicel Corp.	12,000	67,984
Denki Kagaku Kogyo Kabushiki Kaisha	20,000	66,727
Dongyue Group	43,000	28,011
E.I. du Pont de Nemours & Company	125,899	6,075,886
Eastman Chemical Company	18,498	861,267
Ecolab, Inc.	39,335	2,486,365
Eternal Chemical Company, Ltd.	23,000	17,073
Ferro Corp. (I)	10,764	47,792
Flotek Industries, Inc. (I) (L)	6,222	66,264
FMC Corp.	18,864	961,498
Formosa Chemicals & Fibre Corp.	93,000	245,977
Formosa Plastics Corp.	131,000	342,570

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Futurefuel Corp.	1,238	$12,182
Georgia Gulf Corp.	4,222	125,647
Givaudan AG (I)	295	274,507
GSE Holding, Inc. (I)	1,113	12,132
H.B. Fuller Company (L)	6,185	188,024
Hanwha Chemical Corp.	2,194	38,310
Hanwha Corp.	1,180	28,092
Hawkins, Inc. (L)	1,141	37,664
Hitachi Chemical, Ltd.	4,200	66,137
Honam Petrochemical Corp.	373	78,829
Huabao International Holdings, Ltd.	82,000	34,686
Hyosung Corp.	612	27,189
Incitec Pivot, Ltd.	88,402	244,218
Innophos Holdings, Inc.	2,732	137,911
Innospec, Inc. (I)	2,991	79,052
International Flavors & Fragrances, Inc.	10,928	616,121
Intrepid Potash, Inc. (I)	8,421	165,304
Johnson Matthey PLC	12,217	410,921
JSR Corp.	7,300	125,508
K&S AG	5,482	219,100
Kaneka Corp.	12,000	65,883
Kansai Paint Company, Ltd.	9,000	85,943
KMG Chemicals, Inc.	1,012	17,285
Koninklijke DSM NV	4,930	235,543
Koppers Holdings, Inc.	2,574	90,373
Korea Kumho Petrochemical Company, Ltd.	327	32,483
KP Chemical Corp.	1,260	15,446
Kraton Performance Polymers, Inc. (I)	3,972	75,905
Kuraray Company, Ltd.	14,200	180,063
Landec Corp. (I)	3,737	27,317
Lanxess AG	2,663	176,849
LCY Chemical Corp.	14,000	21,933
LG Chem, Ltd.	1,202	295,764
Linde AG	5,452	837,849
LSB Industries, Inc. (I)	2,301	64,014
Minerals Technologies, Inc.	5,134	324,828
Mitsubishi Chemical Holdings Corp.	55,500	243,983
Mitsubishi Gas & Chemicals Company, Inc.	16,000	92,569
Mitsui Chemicals, Inc.	34,000	86,231
Monsanto Company	72,306	5,582,023
Nan Ya Plastics Corp.	154,000	270,134
NewMarket Corp. (L)	2,822	589,262
Nitto Denko Corp.	6,700	270,512
OCI Company, Ltd.	398	68,489
Olin Corp.	22,764	436,386
OM Group, Inc. (I)	3,865	70,382
Omnova Solutions, Inc. (I)	5,716	41,155
Orica, Ltd.	19,848	478,200
PolyOne Corp.	11,673	154,434
Potash Corp. of Saskatchewan, Inc.	27,853	1,103,225
PPG Industries, Inc.	20,529	2,123,520
Praxair, Inc.	40,300	4,281,472
PTT Global Chemical PCL	63,990	109,114
Quaker Chemical Corp.	1,618	67,616
RPM International, Inc.	20,997	553,481
Senomyx, Inc. (I)	5,079	11,834
Sensient Technologies Corp.	14,321	523,003
Shin-Etsu Chemical Company, Ltd.	16,800	859,817
Showa Denko KK	62,000	122,865
Sigma-Aldrich Corp.	16,304	1,131,008
Sika AG	73	131,976
Sinofert Holdings, Ltd.	92,000	15,845
Sinopec Shanghai Petrochemical
Company, Ltd., H Shares	102,066	29,662
Solvay SA	1,874	197,541

224

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Spartech Corp. (I)	4,006	$15,063
Stepan Company	1,027	92,820
Sumitomo Chemical Company, Ltd.	65,000	203,559
Syngenta AG	3,359	1,082,460
Taiwan Fertilizer Company, Ltd.	24,000	55,755
Taiyo Nippon Sanso Corp.	11,000	66,236
Teijin, Ltd.	38,000	112,400
The Dow Chemical Company	160,084	4,972,209
The Mosaic Company	40,215	1,917,451
The Scotts Miracle-Gro Company, Class A	6,909	298,262
The Sherwin-Williams Company	11,678	1,513,936
Toray Industries, Inc.	60,000	399,580
Tosoh Corp.	21,000	53,035
TPC Group, Inc. (I)	1,666	52,629
Tredegar Industries, Inc.	3,007	40,745
TSRC Corp.	17,000	41,437
Ube Industries, Ltd.	42,000	96,064
Umicore SA	3,643	173,029
Uralkali OSJC, GDR	6,412	221,855
Uralkali, ADR	13,819	481,605
Valspar Corp.	14,931	719,824
Wacker Chemie AG (L)	483	33,019
Yingde Gases Group Company	41,500	38,551
Zep, Inc.	2,852	39,985
Zoltek Companies, Inc. (I) (L)	3,473	29,000

		61,249,154
Construction Materials - 0.2%
Anhui Conch Cement Company, Ltd.,
H Shares	52,710	161,446
Asia Cement Corp.	62,000	74,012
BBMG Corp., H Shares	47,500	37,637
Boral, Ltd.	40,107	137,756
China National Building Material
Company, Ltd., H Shares	124,000	149,899
China Resources Cement Holdings, Ltd.	84,000	60,993
China Shanshui Cement Group, Ltd.	73,000	57,726
Cimpor-Cimentos de Portugal SA (I)	6,430	43,937
CRH PLC	22,995	389,448
Eagle Materials, Inc.	5,523	177,288
Headwaters, Inc. (I)	7,598	35,027
HeidelbergCement AG	4,458	193,793
Holcim, Ltd. (I)	8,576	457,685
Imerys SA	969	46,850
Indocement Tunggal Prakarsa Tbk PT	50,500	95,516
James Hardie Industries, Ltd.	23,500	168,383
Lafarge SA	6,234	230,922
Martin Marietta Materials, Inc.	7,299	492,464
Pretoria Portland Cement Company, Ltd.	31,125	102,558
Semen Gresik Persero Tbk PT	72,500	84,327
Siam Cement PCL (Foreign Shares)	10,200	127,096
Taiwan Cement Corp.	109,000	123,171
Texas Industries, Inc. (L)	2,831	90,592
Ultratech Cement, Ltd., GDR (L)	3,420	86,713
United States Lime & Minerals, Inc. (I)	174	7,774
Vulcan Materials Company	17,455	604,816

		4,237,829
Containers & Packaging - 0.2%
AEP Industries, Inc. (I)	613	21,167
Amcor, Ltd.	66,460	483,235
AptarGroup, Inc.	10,581	536,139
Ball Corp.	21,085	842,767
Bemis Company, Inc.	13,922	422,672
Boise, Inc.	10,671	73,630

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Containers & Packaging (continued)
Graphic Packaging Holding Company (I)	19,820	$98,109
Greif, Inc., Class A	4,912	214,851
Myers Industries, Inc.	3,798	63,882
Owens-Illinois, Inc. (I)	22,205	433,886
Packaging Corp. of America	15,438	414,202
Rexam PLC	49,764	309,319
Rock-Tenn Company, Class A	11,293	582,606
Sealed Air Corp.	25,938	405,930
Silgan Holdings, Inc.	7,937	331,767
Sonoco Products Company	16,084	494,905
Toyo Seikan Kaisha, Ltd.	5,800	65,555

		5,794,622
Metals & Mining - 2.0%
A. M. Castle & Company (I) (L)	2,122	23,278
Acerinox SA	4,247	42,388
African Rainbow Minerals, Ltd.	6,121	121,764
Agnico-Eagle Mines, Ltd.	5,547	207,626
Alcoa, Inc.	143,977	1,231,003
Allegheny Technologies, Inc.	14,409	462,817
Alumina, Ltd.	131,248	125,352
Aluminum Corp. of China, Ltd., H Shares (L)	166,780	71,482
AMCOL International Corp. (L)	3,063	86,009
Aneka Tambang Tbk PT	157,500	19,192
Angang Steel Company, Ltd., H Shares (I)	53,012	30,173
Anglo American PLC	75,032	2,298,527
Anglo Platinum, Ltd. (L)	3,807	214,595
AngloGold Ashanti, Ltd.	22,464	811,284
Antofagasta PLC	22,065	343,823
ArcelorMittal	27,618	385,310
Barrick Gold Corp. (L)	32,570	1,279,969
BHP Billiton PLC	119,777	3,140,221
BHP Billiton, Ltd.	174,580	5,372,192
Boliden AB (L)	8,448	108,838
Carpenter Technology Corp.	7,032	316,862
Centerra Gold, Inc.	5,364	56,037
Century Aluminum Company (I) (L)	6,358	45,015
China Molybdenum Company, Ltd.,
H Shares (I)	51,000	19,331
China Steel Corp.	390,000	365,749
China Zhongwang Holdings, Ltd. (I)	69,200	27,057
Cliffs Natural Resources, Inc.	19,178	916,325
Coeur d’Alene Mines Corp. (I)	11,136	188,198
Commercial Metals Company	18,491	215,975
Companhia Siderurgica Nacional SA	33,200	213,832
Compass Minerals International, Inc.	5,283	375,938
Daido Steel Company, Ltd.	13,000	77,881
Dongkuk Steel Mill Company, Ltd.	1,250	17,290
Eldorado Gold Corp.	21,992	244,013
Eurasian Natural Resources Corp.	13,803	90,565
Feng Hsin Iron & Steel Company, Ltd.	21,000	36,432
First Quantum Minerals, Ltd.	15,361	269,042
Fortescue Metals Group, Ltd.	69,656	312,668
Fosun International, Ltd.	82,500	44,380
Franco-Nevada Corp.	4,317	181,524
Freeport-McMoRan Copper & Gold, Inc.	128,011	4,101,472
Fresnillo PLC	10,190	211,994
General Moly, Inc. (I) (L)	8,459	20,978
Glencore International PLC (L)	78,316	411,492
Globe Specialty Metals, Inc.	7,845	91,943
Gold Fields, Ltd.	42,542	566,725
Gold Resource Corp. (L)	3,561	94,367
Goldcorp, Inc.	26,390	963,260
Golden Minerals Company (I)	3,538	12,312
Golden Star Resources, Ltd. (I) (L)	32,202	34,134

225

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Handy & Harman, Ltd. (I)	929	$12,319
Harmony Gold Mining Company, Ltd.	22,746	225,074
Haynes International, Inc.	1,531	78,081
Hecla Mining Company (L)	34,650	147,263
Hitachi Metals, Ltd.	8,000	92,685
Horsehead Holding Corp. (I)	5,460	48,376
Hyundai Hysco Company, Ltd.	950	29,738
Hyundai Steel Company	1,500	107,437
IAMGOLD Corp.	12,195	130,705
Iluka Resources, Ltd.	22,927	297,141
Impala Platinum Holdings, Ltd.	29,420	466,490
Inmet Mining Corp.	1,614	67,820
International Nickel Indonesia Tbk PT	91,500	24,239
Ivanhoe Mines, Ltd. (I)	9,419	88,914
Jaguar Mining, Inc. (I) (L)	10,480	12,576
JFE Holdings, Inc.	19,300	310,635
Jiangxi Copper Company Ltd.	58,925	123,835
Kaiser Aluminum Corp. (L)	2,061	98,907
Kazakhmys PLC	11,631	120,349
Kinross Gold Corp.	36,891	296,100
Kobe Steel, Ltd.	109,000	129,908
Korea Zinc Company, Ltd.	218	65,459
Kumba Iron Ore, Ltd.	4,938	307,191
Kumba Resources, Ltd.	7,237	162,031
Lonmin PLC, ADR (L)	9,228	100,882
Lynas Corp., Ltd. (I) (L)	91,581	92,044
Maruichi Steel Tube, Ltd.	2,600	53,988
Materion Corp.	2,545	56,219
McEwen Mining, Inc. (I) (L)	12,977	30,626
Mechel, ADR (L)	6,398	33,973
Metals USA Holdings Corp. (I)	1,483	21,533
Midway Gold Corp. (I) (L)	11,450	13,626
Minmetals Resources, Ltd. (I)	68,000	29,280
Mitsubishi Materials Corp.	46,000	124,894
Mittal Steel South Africa, Ltd. (I)	11,718	72,555
MMC Norilsk Nickel OJSC, ADR	18,883	279,846
MMC Norilsk Nickel, ADR (London
Stock Exchange)	25,462	379,718
MMX Mineracao e Metalicos SA (I)	12,000	37,722
New Gold, Inc (I)	13,957	123,375
Newcrest Mining, Ltd.	41,739	1,011,441
Newmont Mining Corp.	66,858	3,153,023
Nippon Steel Corp.	214,000	477,250
Nisshin Steel Company	34,000	41,854
Noranda Aluminum Holding Corp.	2,833	21,786
Northam Platinum, Ltd.	14,790	45,429
Novolipetsk Steel OJSC, ADR	2,850	44,973
Nucor Corp.	42,796	1,530,385
Olympic Steel, Inc.	1,197	19,846
Osisko Mining Corp. (I)	11,436	85,367
OZ Minerals, Ltd.	16,347	138,625
Pan American Silver Corp.	5,042	84,696
Paramount Gold and Silver Corp. (I) (L)	14,740	31,986
POSCO	1,719	524,791
Randgold Resources, Ltd.	5,236	416,402
Reliance Steel & Aluminum Company	12,005	566,756
Revett Minerals, Inc. (I)	3,323	11,099
Rio Tinto PLC	77,846	3,357,030
Rio Tinto, Ltd.	23,629	1,305,806
RTI International Metals, Inc. (I) (L)	3,748	78,671
Salzgitter AG (L)	1,466	62,704
Severstal OAO, GDR	4,900	53,557
Shougang Fushan Resources Group, Ltd.	126,000	41,137
Silver Wheaton Corp.	11,607	298,140
Sims Metal Management, Ltd.	9,658	102,080

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
SSAB AB, Series A	5,632	$43,559
Steel Dynamics, Inc.	35,039	369,311
Sterlite Industries India, Ltd., ADR	38,700	258,129
Stillwater Mining Company (I)	14,323	121,602
Sumitomo Metal Industries, Ltd.	143,000	230,129
Sumitomo Metal Mining Company, Ltd.	21,000	235,807
Suncoke Energy, Inc. (I)	8,788	123,384
Teck Resources, Ltd.	18,762	562,033
Thompson Creek Metals Company, Inc. (I) (L)	18,931	64,933
ThyssenKrupp AG	12,694	209,645
Titanium Metals Corp.	11,120	127,658
Tung Ho Steel Enterprise Corp.	35,000	33,347
U.S. Silica Holdings Inc. (I) (L)	1,456	17,720
United States Steel Corp. (L)	19,447	394,774
Universal Stainless & Alloy Products, Inc. (I)	911	36,659
Usinas Siderurgicas de Minas Gerais SA	7,900	35,919
Vale Fertilizantes SA	57,000	1,062,365
Vedanta Resources PLC	6,690	96,697
Vista Gold Corp. (I) (L)	9,277	26,811
Voestalpine AG	3,757	94,360
Worthington Industries, Inc.	15,065	244,806
Xstrata PLC	117,637	1,688,199
Yamana Gold, Inc.	24,416	358,374
Yamato Kogyo Company, Ltd.	2,100	56,639
Zhaojin Mining Industry Company, Ltd.,
H Shares	39,000	45,912
Zijin Mining Group Company, Ltd., H Shares	261,529	82,001

		51,917,795
Paper & Forest Products - 0.2%
Buckeye Technologies, Inc.	4,964	137,552
Clearwater Paper Corp. (I)	2,884	90,385
Deltic Timber Corp. (L)	1,356	75,407
Domtar Corp.	5,879	465,088
Duratex SA	10,600	50,770
Fibria Celulose SA (I)	10,600	69,481
Holmen AB, Series B	1,571	40,305
International Paper Company	59,029	1,723,647
KapStone Paper and Packaging Corp. (I)	4,887	75,455
Lee & Man Paper Manufacturing, Ltd.	69,000	29,957
Louisiana-Pacific Corp. (I)	38,290	360,692
MeadWestvaco Corp.	23,087	634,893
Neenah Paper, Inc.	1,962	51,130
Nine Dragons Paper Holdings, Ltd.	70,000	44,066
Nippon Paper Group, Inc.	4,000	61,437
OJI Paper Company, Ltd.	35,000	131,822
P.H. Glatfelter Company	5,486	83,113
Sappi, Ltd. (I)	31,934	103,960
Schweitzer-Mauduit International, Inc.	2,013	134,670
Sino-Forest Corp. (I) (L)	6,600	0
Stora Enso OYJ, Series R (L)	17,684	96,745
Svenska Cellulosa AB (B Shares)	18,381	262,522
UPM-Kymmene OYJ	16,285	167,988
Verso Paper Corp. (I)	1,886	2,169
Wausau Paper Corp.	6,265	57,701

		4,950,955

		128,150,355
Telecommunication Services - 3.3%
Diversified Telecommunication Services - 2.5%
8x8, Inc. (I)	7,897	31,904
AboveNet, Inc. (I)	2,890	240,795
Alaska Communications
Systems Group, Inc. (L)	5,832	11,547
American Tower Corp.	53,172	3,449,799

226

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Telecommunication Services (continued)
AT&T, Inc.	800,680	$27,359,236
Atlantic Tele-Network, Inc.	1,189	39,118
BCE, Inc. (L)	8,414	335,794
Belgacom SA	4,774	125,904
Bell Aliant, Inc.	2,462	62,763
BT Group PLC	442,148	1,406,844
Cbeyond, Inc. (I)	3,648	21,596
CenturyLink, Inc.	83,677	3,281,812
China Communications Services Corp., Ltd.,
H Shares	104,400	52,111
China Telecom Corp., Ltd., H Shares	592,396	272,837
China Unicom Hong Kong, Ltd.	252,416	343,730
Chunghwa Telecom Company, Ltd.	125,000	376,735
Cincinnati Bell, Inc. (I) (L)	24,763	87,661
Cogent Communications Group, Inc. (I)	5,746	101,934
Consolidated
Communications Holdings, Inc. (L)	3,374	49,767
Deutsche Telekom AG	89,250	880,729
Elisa OYJ, Class A	4,386	85,997
Fairpoint Communications, Inc. (I) (L)	2,905	15,803
France Telecom SA	58,171	733,534
Frontier Communications Corp. (L)	134,381	502,585
General Communication, Inc., Class A (I)	4,765	30,210
Globalstar, Inc. (I) (L)	13,654	4,951
Hellenic
Telecommunications Organization SA (I)	9,502	15,389
HickoryTech Corp.	931	8,910
IDT Corp., Class B	1,808	14,970
Iliad SA	604	78,122
inContact, Inc. (I)	4,180	21,861
Inmarsat PLC	25,356	168,248
Iridium Communications, Inc. (I)	5,422	46,033
Koninklijke (Royal) KPN NV (L)	46,929	444,865
KT Corp.	922	21,750
LG Uplus Corp.	6,047	27,797
Lumos Networks Corp.	2,005	20,551
Neutral Tandem, Inc. (I)	3,964	53,791
Nippon Telegraph & Telephone Corp.	17,900	770,394
Oi SA	10,302	48,523
ORBCOMM, Inc. (I)	4,744	15,465
PCCW, Ltd.	179,000	65,546
Portugal Telecom SGPS SA	21,376	81,001
Premiere Global Services, Inc. (I)	6,651	55,602
Rostelecom OJSC	11,240	217,835
Singapore Telecommunications, Ltd.	166,000	396,801
Singapore Telecommunications, Ltd.	175,950	422,758
SureWest Communications	1,815	38,696
Swisscom AG	822	299,460
Tele2 AB, Series B	9,791	145,935
Telecom Italia SpA (BrsaItaliana
Stock Exchange)	298,110	246,261
Telecom Italia SpA, RSP (L)	192,960	131,100
Telefonica O2 Czech Republic AS	4,840	88,441
Telefonica SA	129,900	1,443,446
Telekom Austria AG (L)	10,822	99,919
Telekomunikasi Indonesia Tbk PT	225,000	186,348
Teliasonera AB	69,406	425,276
Telkom SA, Ltd. (I)	14,199	38,413
Telstra Corp., Ltd.	237,174	819,651
TELUS Corp.	2,032	118,278
TELUS Corp., Non-Voting Shares	4,756	270,114
Towerstream Corp. (I) (L)	5,323	19,322
TW Telecom, Inc. (I)	23,996	556,467
Verizon Communications, Inc.	382,939	15,945,580
Vivendi SA (L)	40,567	655,822

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Telecommunication Services (continued)
Vonage Holdings Corp. (I)	17,088	$31,271
Windstream Corp. (L)	79,210	741,406
Xl Axiata Tbk PT	78,000	48,954

		65,252,068
Wireless Telecommunication Services - 0.8%
Advanced Info Service PCL	31,609	177,841
Boingo Wireless, Inc. (I)	736	7,051
China Mobile, Ltd.	255,970	2,592,002
Crown Castle International Corp. (I)	33,810	1,846,026
Far EasTone
Telecommunications Company, Ltd. (I)	53,000	117,855
Globe Telecommunications, Inc.	690	17,892
Indosat Tbk PT	65,000	26,932
KDDI Corp.	119	733,615
Leap Wireless International, Inc. (I)	7,514	43,356
MetroPCS Communications, Inc. (I)	39,653	253,779
Millicom International Cellular SA, ADR	2,457	210,914
Mobile TeleSystems, ADR	25,659	426,966
Mobistar SA	930	27,541
MTN Group, Ltd.	98,862	1,571,239
NTELOS Holdings Corp.	1,917	36,691
NTT DoCoMo, Inc.	623	993,261
Philippine Long Distance Telephone Company	1,100	59,076
Reliance Communication, Ltd., GDR (S)	40,149	46,147
Rogers Communications, Inc., Class B (L)	13,095	447,805
Shenandoah Telecommunications Company	3,115	33,206
Sistema JSFC - Reg S GDR	2,210	38,075
Sistema JSFC, GDR	2,540	43,383
SK Telecom Company, Ltd.	525	53,267
Softbank Corp.	36,300	1,130,338
Sprint Nextel Corp. (I)	404,798	1,040,331
StarHub, Ltd.	28,000	70,309
Taiwan Mobile Company, Ltd.	55,000	173,869
Telephone & Data Systems, Inc.	15,442	306,524
Tim Participacoes SA	37,300	180,318
USA Mobility, Inc.	2,891	35,906
Vodacom Group, Ltd.	21,632	259,597
Vodafone Group PLC	2,857,827	7,655,102

		20,656,214

		85,908,282
Utilities - 3.6%
Electric Utilities - 1.9%
Acciona SA (L)	796	41,844
ALLETE, Inc.	4,221	164,830
American Electric Power Company, Inc.	65,285	2,514,125
Centrais Eletricas Brasileiras SA	11,400	75,007
Central Vermont Public Service Corp. (L)	1,788	62,777
Cheung Kong Infrastructure Holdings, Ltd.	21,000	115,865
Chubu Electric Power Company, Inc.	27,800	424,133
Chugoku Electric Power Company, Inc.	12,200	192,031
Cleco Corp.	17,322	707,430
CLP Holdings, Ltd.	84,000	685,159
CPFL Energia SA	8,600	105,237
Duke Energy Corp.	180,400	3,965,192
E.ON AG	56,961	1,043,199
EDF SA (L)	7,454	143,586
Edison International	44,000	1,978,240
EDP - Energias de Portugal SA	61,204	127,559
EDP - Energias do Brasil SA	10,800	69,078
El Paso Electric Company	5,285	162,197
Enel SpA	208,819	596,180
Entergy Corp.	23,853	1,539,234
Exelon Corp.	114,941	4,250,518

227

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electric Utilities (continued)
Federal Grid Company Unified Energy System
JSC, GDR (I) (S)	22,040	$55,100
Federal Hydrogenerating Company JSC, ADR	70,709	166,810
FirstEnergy Corp.	56,479	2,642,652
Fortis, Inc.	6,152	195,963
Fortum OYJ	13,892	252,970
Great Plains Energy, Inc.	21,781	433,878
Hawaiian Electric Industries, Inc.	15,381	424,669
Hokkaido Electric Power Company, Inc.	7,600	95,198
Hokuriku Electric Power Company	7,000	108,516
Iberdrola SA	120,384	460,075
IDACORP, Inc.	14,185	557,329
Kansai Electric Power Company, Ltd.	30,800	444,731
Korea Electric Power Corp. (I)	6,663	126,717
Kyushu Electric Power Company, Inc.	16,600	201,508
Light SA	3,200	37,603
Manila Electric Company	9,142	47,176
MGE Energy, Inc.	2,999	135,345
NextEra Energy, Inc.	56,209	3,672,696
Northeast Utilities	34,673	1,248,575
NV Energy, Inc.	37,753	653,127
OGE Energy Corp.	15,689	835,282
Otter Tail Corp.	4,538	95,888
Pepco Holdings, Inc.	30,740	585,904
Pinnacle West Capital Corp.	14,756	728,651
PNM Resources, Inc.	22,629	422,031
Portland General Electric Company	9,343	234,976
Power Assets Holdings, Ltd.	60,500	421,824
PPL Corp.	78,225	2,141,018
Progress Energy, Inc.	39,869	2,185,619
Red Electrica De Espana	3,464	128,267
Reliance Infrastructure, Ltd., GDR (S)	2,106	50,504
Scottish & Southern Energy PLC	53,521	1,091,764
Shikoku Electric Power Company, Inc.	7,500	175,716
Southern Company	117,031	5,372,893
SP Ausnet	79,007	77,692
Terna Rete Elettrica Nazionale SpA	39,529	132,246
The Empire District Electric Company	5,321	106,686
The Tokyo Electric Power Company, Inc. (I)	59,100	118,861
Tohoku Electric Power Company, Inc.	18,500	169,489
UIL Holdings Corp. (L)	6,283	212,428
Unitil Corp.	1,617	43,028
UNS Energy Corp.	4,559	170,917
Verbund AG, Class A	2,158	50,147
Westar Energy, Inc.	20,162	577,036
Xcel Energy, Inc.	65,745	1,842,175

		48,895,101
Gas Utilities - 0.3%
AGL Resources, Inc.	15,814	592,709
APA Group, Ltd. (L)	30,056	146,655
Atmos Energy Corp.	14,432	478,276
Chesapeake Utilities Corp.	1,343	56,755
China Gas Holdings, Ltd.	134,000	65,622
China Resources Gas Group, Ltd.	32,000	60,966
Enagas SA	5,769	90,386
ENN Energy Holdings, Ltd.	32,000	122,681
GAIL India, Ltd., GDR	8,204	289,154
Gas Natural SDG SA	10,957	119,404
Hong Kong & China Gas Company, Ltd.	207,182	487,711
Korea Gas Corp.	640	22,400
National Fuel Gas Company	13,289	574,483
New Jersey Resources Corp.	5,199	218,254
Northwest Natural Gas Company	3,406	157,868
ONEOK, Inc.	14,032	1,164,516

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Gas Utilities (continued)
Osaka Gas Company, Ltd.	77,000	$301,125
Perusahaan Gas Negara Tbk PT	216,500	85,186
Piedmont Natural Gas Company, Inc.	8,995	272,728
Questar Corp.	28,464	571,272
Snam SpA	52,231	211,013
South Jersey Industries, Inc.	3,782	183,087
Southwest Gas Corp.	5,761	241,847
The Laclede Group, Inc.	2,906	110,748
Toho Gas Company, Ltd.	17,000	96,163
Tokyo Gas Company, Ltd.	101,000	478,457
UGI Corp.	17,937	514,433
WGL Holdings, Inc.	14,642	570,306

		8,284,205
Independent Power Producers & Energy Traders - 0.1%
Aboitiz Power Corp.	75,100	60,911
Atlantic Power Corp. (L)	14,036	187,240
Beijing Datang Power Generation
Company, Ltd., H Shares	137,136	47,583
China Longyuan Power Group Corp., H Shares	89,000	54,120
China Resource Power Holdings, Ltd.	72,532	131,804
Dynegy, Inc. (I) (L)	12,010	5,765
EDP Renovaveis SA (I)	7,199	25,254
Electric Power Development Company, Ltd.	4,900	126,603
Enel Green Power SpA	56,485	75,163
Energy Development Corp. (I)	166,001	22,888
GCL-Poly Energy Holdings, Ltd. (L)	297,000	71,325
Genie Energy, Ltd.	1,933	12,932
Glow Energy PCL	32,900	68,251
Huaneng Power International, Inc., H Shares	144,564	90,226
International Power PLC	87,012	555,224
NRG Energy, Inc. (I) (L)	30,748	471,059
Ormat Technologies, Inc. (L)	2,226	45,210
The AES Corp. (I)	86,884	1,050,428
Tractebel Energia SA	5,800	96,195
TransAlta Corp. (L)	6,991	114,052

		3,312,233
Multi-Utilities - 1.2%
A2A SpA (L)	35,571	22,145
AGL Energy, Ltd.	25,189	372,567
Alliant Energy Corp.	17,760	775,934
Ameren Corp.	32,768	1,058,734
Avista Corp.	7,210	183,206
Black Hills Corp. (L)	12,511	402,604
Canadian Utilities, Ltd.	2,866	185,942
CenterPoint Energy, Inc.	57,543	1,164,095
Centrica PLC	293,965	1,408,629
CH Energy Group, Inc.	1,977	129,751
CMS Energy Corp.	34,747	809,605
Consolidated Edison, Inc.	39,553	2,387,419
Dominion Resources, Inc.	76,995	4,008,360
DTE Energy Company	22,878	1,300,157
GDF Suez	39,051	776,019
Integrys Energy Group, Inc. (L)	10,572	571,945
MDU Resources Group, Inc.	30,205	678,706
National Grid PLC (L)	202,811	2,032,659
NiSource, Inc.	38,110	956,180
NorthWestern Corp.	4,574	162,423
PG&E Corp.	55,655	2,432,124
Public Service Enterprise Group, Inc.	68,343	2,131,618
RWE AG	15,571	569,872
SCANA Corp. (L)	15,661	735,284
Sempra Energy	32,493	2,112,370
Suez Environnement Company (L)	8,815	96,276

228

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multi-Utilities (continued)
TECO Energy, Inc.	29,147	$507,158
United Utilities Group PLC	39,170	398,469
Vectren Corp.	13,107	384,297
Veolia Environnement SA	11,367	129,920
Wisconsin Energy Corp.	31,125	1,177,770

		30,062,238
Water Utilities - 0.1%
American States Water Company (L)	2,405	88,480
Aqua America, Inc.	22,216	513,190
Cadiz, Inc. (I) (L)	1,700	12,852
California Water Service Group	5,354	93,213
Cia de Saneamento Basico do Estado de
Sao Paulo	5,100	179,563
Connecticut Water Service, Inc. (L)	1,266	35,182
Consolidated Water Company, Ltd.	2,126	16,328
Guangdong Investment, Ltd.	108,780	71,391
Middlesex Water Company	1,080	19,678
Severn Trent PLC	13,627	362,938
SJW Corp.	943	21,802
York Water Company	2,189	37,257

		1,451,874

		92,005,651

TOTAL COMMON STOCKS (Cost $2,555,534,803)		$2,417,841,391

PREFERRED SECURITIES - 0.4%
Consumer Discretionary - 0.1%
Bayerische Motoren Werke (BMW) AG (L)	1,664	85,371
Hyundai Motor Company, Ltd.	573	34,274
Hyundai Motor Company, Ltd. -2nd Preferred	965	62,143
Lojas Americanas SA	18,100	109,039
Porsche Automobil Holding SE (L)	4,824	247,522
ProSiebenSat.1 Media AG	2,482	52,050
Volkswagen AG	4,591	734,441

		1,324,840
Consumer Staples - 0.0%
Cia Brasileira de Distribuicao Grupo Pao
de Acucar	4,700	178,040
Henkel AG & Company KGaA	5,753	375,110

		553,150
Energy - 0.1%
Petroleo Brasileiro SA	186,800	1,771,814
Financials - 0.1%
Banco Bradesco SA	84,400	1,238,684
Banco do Estado do Rio Grande do Sul SA	7,800	61,879
Investimentos Itau SA	113,300	494,917
Itau Unibanco Holding SA	100,700	1,462,930

		3,258,410
Industrials - 0.0%
Gol Linhas Aereas Inteligentes SA (I)	4,500	17,939
Rolls-Royce Holdings PLC - C Shares	4,399,848	6,781
TAM SA (I)	3,400	73,501

		98,221
Information Technology - 0.0%
Samsung Electronics Company, Ltd.	533	320,594
Materials - 0.1%
Bradespar SA	10,500	164,306
Braskem SA, A Shares	7,000	39,046
Gerdau SA	38,800	305,113
Klabin SA	19,900	83,868
LG Chem, Ltd.	194	15,002

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES (continued)
Materials (continued)
Metalurgica Gerdau SA	12,800	$126,613
Suzano Papel e Celulose SA	7,200	17,921
Usinas Siderurgicas de Minas Gerais SA	20,700	87,240
Vale SA	89,800	1,634,954

		2,474,063
Telecommunication Services - 0.0%
OI SA	37,101	147,163
Telefonica Brasil SA	13,100	311,773

		458,936
Utilities - 0.0%
AES Tiete SA	4,500	60,689
Centrais Eletricas Brasileiras SA	10,400	96,428
Cia Paranaense de Energia	4,600	93,558
Companhia de Transmissao de Energia
Eletrica Paulista	1,400	41,371
Companhia Energetica de Minas Gerais	21,300	371,537
Companhia Energetica de Sao Paulo	7,100	122,473
Eletropaulo Metropolitana Eletricidade de
Sao Paulo SA	4,300	51,169
RWE AG	1,127	37,587

		874,812

TOTAL PREFERRED SECURITIES (Cost $11,948,019)		$11,134,840

INVESTMENT COMPANIES - 0.3%
Financials - 0.3%
iShares MSCI Indonesia Investable Market
Index Fund (L)	50,345	1,350,756
iShares MSCI Malaysia Index Fund (L)	362,150	5,026,642
iShares MSCI Philippines Investable Market
Index Fund (L)	7,740	217,804
iShares MSCI Thailand Index Fund (L)	3,660	242,841

		6,838,043

TOTAL INVESTMENT COMPANIES (Cost $7,254,867)		$6,838,043

ESCROW SHARES - 0.0%
Health Care - 0.0%
Indevus Pharmaceuticals, Inc. (I)	156	0

TOTAL ESCROW SHARES (Cost $0)		$0

RIGHTS - 0.0%
Consumer Discretionary - 0.0%
Fiat Spa (Expiration Date: 06/20/2012; Strike
Price: )
Zero Coupon (I)	24,491	0
Zero Coupon (I)	24,491	0

		0
Financials - 0.0%
Ayala Land, Inc. (Expiration Date: 06/22/2012;
Strike Price: PHP 0.1) (I)	118,600	0
CaixaBank (Expiration Date:
06/15/2012 ) (I) (L) (N)	22,632	1,483
CETIP SA - Mercados Organizados
(Expiration Date: 06/18/2012, Strike Price:
BRL 26.71) (I)		$6

		1,489
Industrials - 0.0%
Fiat Industrial Spa (Expiration Date:
06/20/2012; Strike Price: EUR 5.94) (I)	24,392	0

229

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

RIGHTS (continued)
Industrials (continued)
Fiat Industrial Spa (Expiration Date:
06/20/2012; Strike Price: EUR 5.98) (I)	24,392	$1

		1
Telecommunication Services - 0.0%
Telefonica SA (Strike Price: EUR 0.235
Expiration Date: 06/12/2012) (I) (L)	46,180	13,419
Utilities - 0.0%
AGL Energy, Ltd. (Expiration Date:
06/19/2012; Strike Price: AUD 11.6) (I)	4,198	14,354
Gas Natural SDG SA (Expiration
Date: 6/28/2012) (I) (N)	10,957	6,314
SP AusNet (Expiration Date: 06/12/2012;
Strike Price: AUD 1.00) (I)	11,851	115

		20,783

TOTAL RIGHTS (Cost $24,516)		$35,692

WARRANTS - 0.0%
Energy - 0.0%
Kinder Morgan, Inc. (Expiration Date:
05/25/2017; Strike Price: $40.00 ) (I)	66,799	152,303
Magnum Hunter Resources (Expiration Date:
10/14/2013; Strike Price: $10.50) (I) (L)	854	56

		152,359
Materials - 0.0%
Kinross Gold Corp. (Expiration Date:
09/17/2014, Strike Price: $21.30) (I)	638	297

TOTAL WARRANTS (Cost $131,936)		$152,656

SECURITIES LENDING COLLATERAL - 3.0%
John Hancock Collateral
Investment Trust, 0.3309% (W) (Y)	7,758,518	77,641,042

TOTAL SECURITIES LENDING
COLLATERAL (Cost $77,646,268)		$77,641,042

SHORT-TERM INVESTMENTS - 4.2%
Repurchase Agreement - 4.2%
Repurchase Agreement with State Street Corp.
dated 05/31/2012 at 0.010% to be
repurchased at $108,347,030 on 06/01/2012,
collateralized by $80,815,000 U.S. Treasury
Notes, 4.500% due 05/15/2038 (valued at
$110,533,419, including interest)	$108,347,000	$108,347,000

TOTAL SHORT-TERM INVESTMENTS (Cost $108,347,000)		$108,347,000

Total Investments (Strategic Equity Allocation Fund)
(Cost $2,760,887,409) - 101.8%		$2,621,990,664
Other assets and liabilities, net - (1.8%)		(47,194,542)

TOTAL NET ASSETS - 100.0%		$2,574,796,122

Total Return Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 97.6%
U.S. Government - 37.4%
Treasury Inflation Protected Securities
0.125%, 04/15/2016 to 01/15/2022	4,684,153	$4,975,333

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
Treasury Inflation Protected
Securities (continued)
0.625%, 07/15/2021	$1,526,310	$1,713,880
1.125%, 01/15/2021	3,669,330	4,263,303
1.250%, 07/15/2020	3,996,042	4,690,043
1.750%, 01/15/2028	11,275,410	14,339,153
2.000%, 01/15/2026	11,554,800	14,958,047
2.375%, 01/15/2025 to 01/15/2027	7,643,632	10,258,185
2.500%, 01/15/2029	12,390,772	17,461,311
3.625%, 04/15/2028	1,134,344	1,776,401
3.875%, 04/15/2029 (F)	2,929,605	4,800,662
U.S. Treasury Bonds 3.000%, 05/15/2042	2,700,000	2,894,063
U.S. Treasury Notes
0.010%, 10/25/2012 (D)	282,000	281,836
0.102%, 11/15/2012 (D)	30,000	29,980
0.172%, 05/30/2013	290,000	289,497
0.375%, 03/15/2015	6,100,000	6,105,240
0.625%, 05/31/2017	115,500,000	115,283,438
0.875%, 01/31/2017 to 02/28/2017	111,500,000	112,824,063
0.875%, 04/30/2017 (D)	84,900,000	85,835,258
1.000%, 03/31/2017	176,000,000	179,025,088
1.125%, 05/31/2019	69,800,000	70,290,781
1.250%, 04/30/2019	18,900,000	19,214,515
1.375%, 11/30/2018 (D)	83,100,000	85,476,161
1.375%, 02/28/2019	1,700,000	1,746,220
1.500%, 08/31/2018 (D)(F)	147,600,000	153,042,750
2.125%, 08/15/2021	6,400,000	6,769,997
2.625%, 08/15/2020	5,000,000	5,538,670
2.750%, 02/15/2019	700,000	782,907
3.125%, 05/15/2019	600,000	686,906
3.375%, 11/15/2019	7,600,000	8,856,371
3.625%, 08/15/2019	1,000,000	1,181,719

		935,391,778
U.S. Government Agency - 60.2%
Federal Home Loan Mortgage Corp.
1.000%, 03/08/2017 to 06/29/2017	37,500,000	37,540,395
1.750%, 05/30/2019	9,800,000	10,048,205
2.000%, 08/25/2016	700,000	734,399
2.375%, 01/13/2022	2,100,000	2,162,983
3.750%, 03/27/2019	1,000,000	1,153,831
4.000%, TBA	39,000,000	41,401,168
4.500%, TBA	1,000,000	1,068,105
4.500%, 11/01/2039 to 03/01/2041	21,037,610	22,447,881
4.738%, 11/01/2035 (P)	288,916	310,235
5.000%, 02/16/2017	1,600,000	1,904,050
5.500%, 07/18/2016 to 01/01/2040	8,887,804	9,994,163
6.000%, to 05/01/2040	70,441,079	77,475,580
Federal National Mortgage Association
0.375%, 03/16/2015	1,100,000	1,095,695
0.500%, 05/27/2015 to 07/02/2015	49,900,000	49,801,928
1.250%, 01/30/2017	40,600,000	41,259,344
1.375%, 11/15/2016	5,000,000	5,104,420
1.625%, 10/26/2015	19,800,000	20,449,499
2.053%, 11/01/2035 (P)	191,694	195,646
2.194%, 11/01/2034 (P)	253,170	266,130
2.300%, 03/01/2035 (P)	118,563	124,761
2.375%, 07/28/2015	5,500,000	5,805,932
2.500%, TBA	3,000,000	3,088,019
2.504%, 01/01/2035 (P)	178,904	190,530
2.534%, 07/01/2034 (P)	176,487	189,000
2.565%, 05/01/2035 (P)	425,258	450,110
2.599%, 06/01/2035 (P)	644,181	688,306
3.000%, TBA	60,000,000	62,831,586

230

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
3.330%, 11/01/2021		$99,177	$107,311
3.500%, TBA		181,000,000	189,872,434
3.500%, 03/01/2020 to 02/01/2041		19,676,784	20,766,147
4.000%, TBA		150,500,000	159,992,040
4.000%, 09/01/2013 to 06/13/2042		48,264,446	51,335,030
4.000%, 09/01/2040		806,176	858,456
4.375%, 10/15/2015		$5,500,000	6,185,757
4.500%, TBA		352,500,000	378,179,602
4.500%, 01/01/2018 to 07/01/2041		81,932,384	87,923,800
4.816%, 09/01/2035 (P)		246,630	261,159
5.000%, TBA		13,000,000	14,070,469
5.000%, 02/13/2017 to 04/01/2037		7,947,354	9,068,501
5.375%, 07/15/2016 to 06/12/2017		6,700,000	8,076,747
5.500%, TBA		114,000,000	124,294,451
5.500%, 06/01/2018 to 04/01/2040		23,264,223	25,413,051
6.000%, 10/01/2026 to 06/01/2040		26,353,675	29,100,835
Government National Mortgage
Association
3.500%, 11/15/2040 to 01/20/2041		1,850,392	1,979,895

			1,505,267,586

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $2,410,304,588)			$2,440,659,364

FOREIGN GOVERNMENT
OBLIGATIONS - 5.8%
Brazil - 0.3%
Federative Republic of Brazil
10.250%, 01/10/2028	BRL	6,400,000	3,863,450
12.500%, 01/05/2022		3,600,000	2,400,773

			6,264,223
Canada - 2.5%
Canada Housing Trust
2.650%, 03/15/2022 (S)	CAD	1,400,000	1,398,292
3.350%, 12/15/2020 (S)		4,500,000	4,761,020
3.750%, 03/15/2020 (S)		1,600,000	1,736,508
3.800%, 06/15/2021 (S)		2,800,000	3,066,106
Province of British Columbia
3.250%, 12/18/2021		300,000	307,006
4.300%, 06/18/2042		400,000	463,301
Province of Ontario
1.600%, 09/21/2016		$1,100,000	1,120,166
3.000%, 07/16/2018		1,100,000	1,188,789
3.150%, 06/02/2022	CAD	6,400,000	6,377,011
4.000%, 06/02/2021		7,300,000	7,807,470
4.200%, 03/08/2018 to 06/02/2020		2,000,000	2,165,778
4.300%, 03/08/2017		2,400,000	2,579,201
4.400%, 06/02/2019		2,700,000	2,953,936
4.400%, 04/14/2020		$200,000	232,985
4.600%, 06/02/2039	CAD	1,100,000	1,287,687
4.700%, 06/02/2037		11,100,000	13,043,803
5.500%, 06/02/2018		700,000	802,176
Province of Quebec
2.750%, 08/25/2021		$1,400,000	1,462,735
3.500%, 07/29/2020		700,000	782,918
3.500%, 12/01/2022	CAD	3,300,000	3,351,600
4.250%, 12/01/2021		2,900,000	3,136,919
4.500%, 12/01/2016 to 12/01/2020		2,800,000	3,061,184

			63,086,591

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
France - 0.3%
Societe Financement de
l’Economie Francaise
0.667%, 07/16/2012 (P)(S)		$2,000,000	$2,000,540
3.375%, 05/05/2014 (S)		5,100,000	5,297,523

			7,298,063
Italy - 0.1%
Republic of Italy
2.100%, 09/15/2021	EUR	1,806,182	1,754,337
Mexico - 2.1%
Government of Mexico
6.000%, 06/18/2015	MXN	163,900,000	11,796,729
6.500%, 06/10/2021		30,000,000	2,160,998
8.000%, 06/11/2020		44,900,000	3,569,153
10.000%, 12/05/2024		269,800,000	24,816,065
Mexico Cetes
10.000%, 07/05/2012		1,635,000,000	11,346,172

			53,689,117
Russia - 0.4%
Government of Russia
7.500%, 03/31/2030		$8,291,500	9,752,877
South Korea - 0.1%
Export-Import Bank of Korea
4.000%, 01/29/2021		600,000	610,082
5.125%, 06/29/2020		1,100,000	1,210,849
Korea Housing Finance Corp.
4.125%, 12/15/2015 (S)		700,000	734,165

			2,555,096
Turkey - 0.0%
Export Credit Bank of Turkey
5.875%, 04/24/2019 (S)		1,000,000	995,500

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $149,562,861)			$145,395,804

CORPORATE BONDS - 23.2%
Consumer Discretionary - 0.8%
Banque PSA Finance SA
2.368%, 04/04/2014 (P)(S)		3,500,000	3,399,311
Daimler Finance North America LLC
1.674%, 09/13/2013 (P)(S)		1,700,000	1,711,094
Ford Motor Credit Company LLC
5.875%, 08/02/2021		1,600,000	1,818,802
7.000%, 04/15/2015		5,200,000	5,837,000
7.500%, 08/01/2012		3,400,000	3,428,370
8.000%, 06/01/2014 to 12/15/2016		1,100,000	1,320,194
8.700%, 10/01/2014		1,000,000	1,142,598

			18,657,369
Consumer Staples - 0.3%
CVS Pass
Through Trust 6.943%, 01/10/2030		270,815	323,464
Kraft Foods, Inc.
2.625%, 05/08/2013		3,000,000	3,046,269
6.125%, 02/01/2018		2,500,000	2,980,615

			6,350,348
Energy - 1.4%
AK Transneft OJSC
8.700%, 08/07/2018 (S)		1,000,000	1,220,000
Cameron International Corp.
1.397%, 06/02/2014 (P)		2,400,000	2,397,178

231

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Gazprom OAO
5.092%, 11/29/2015 (S)		$400,000	$415,520
6.212%, 11/22/2016 (S)		500,000	539,410
7.201%, 02/01/2020		116,357	126,829
9.625%, 03/01/2013		300,000	314,913
10.500%, 03/08/2014		1,000,000	1,122,500
Indian Oil Corp. Ltd. 4.750%, 01/22/2015		4,600,000	4,711,601
Novatek Finance, Ltd.
5.326%, 02/03/2016 (S)		700,000	716,828
Petrobras International Finance Company
3.875%, 01/27/2016		5,900,000	6,105,285
Petroleos Mexicanos
6.500%, 06/02/2041		8,600,000	9,653,500
8.000%, 05/03/2019		6,500,000	8,092,500

			35,416,064
Financials - 16.6%
Allstate Life Global Funding Trusts
5.375%, 04/30/2013		2,500,000	2,607,755
Ally Financial, Inc.
3.667%, 02/11/2014 (P)		1,000,000	982,560
5.500%, 02/15/2017		5,500,000	5,506,754
6.750%, 12/01/2014		400,000	416,000
6.875%, 08/28/2012		5,810,000	5,860,838
7.500%, 09/15/2020		1,500,000	1,646,250
8.300%, 02/12/2015		6,500,000	6,955,000
American Express Bank FSB
5.500%, 04/16/2013		3,500,000	3,636,196
American Express Company
7.000%, 03/19/2018		2,200,000	2,708,757
American Express Credit Corp.
5.375%, 10/01/2014	GBP	8,100,000	13,272,892
5.875%, 05/02/2013		$2,300,000	2,401,343
American International Group, Inc.
5.850%, 01/16/2018		5,400,000	5,922,639
6.250%, 03/15/2037		1,100,000	962,500
ANZ National International, Ltd.
6.200%, 07/19/2013 (S)		3,100,000	3,237,634
Australia & New Zealand Banking
Group, Ltd. 2.125%, 01/10/2014 (S)		3,000,000	3,040,392
Banco Nacional de Desenvolvimento
Economico e Social
4.125%, 09/15/2017 (S)	EUR	600,000	771,205
Banco Santander Brasil SA
4.250%, 01/14/2016 (S)		$2,500,000	2,431,250
4.500%, 04/06/2015 (S)		400,000	393,200
Bank of America Corp.
0.797%, 08/15/2016 (P)		1,100,000	950,172
5.650%, 05/01/2018		6,200,000	6,460,797
6.500%, 08/01/2016		7,900,000	8,556,893
Bank of China Hong Kong, Ltd.
5.550%, 02/11/2020 (S)		700,000	753,134
Bank of Montreal
1.950%, 01/30/2017 (S)		400,000	412,462
2.850%, 06/09/2015 (S)		1,400,000	1,481,455
Bank of Nova Scotia
1.650%, 10/29/2015 (S)		1,400,000	1,431,854
1.950%, 01/30/2017 (S)		1,100,000	1,134,268
Barclays Bank PLC
2.375%, 01/13/2014		900,000	900,475
5.450%, 09/12/2012		23,000,000	23,284,947
6.050%, 12/04/2017 (S)		2,900,000	2,910,460
BBVA Bancomer SA
4.500%, 03/10/2016 (S)		900,000	886,500
6.500%, 03/10/2021 (S)		1,900,000	1,866,750

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
BNP Paribas SA 1.369%, 01/10/2014 (P)		$6,100,000	$5,930,505
BNP Paribas SA (5.186% to 06/29/2015,
then 3 month LIBOR + 1.680%)
, 06/29/2015 (Q)(S)		7,600,000	5,852,000
BPCE SA 2.375%, 10/04/2013 (S)		600,000	588,177
CIT Group, Inc. 5.250%, 04/01/2014 (S)		600,000	610,500
Citigroup, Inc.
1.317%, 02/15/2013 (P)		2,100,000	2,097,335
2.467%, 08/13/2013 (P)		400,000	402,753
5.300%, 10/17/2012		800,000	811,943
5.500%, 08/27/2012 to 10/15/2014		20,800,000	21,620,744
5.625%, 08/27/2012		1,700,000	1,715,688
5.850%, 07/02/2013		600,000	622,438
6.125%, 08/25/2036		3,500,000	3,463,877
8.500%, 05/22/2019		2,200,000	2,695,964
Citigroup, Inc. (4.750% to 02/10/2014,
then 3 month EURIBOR + 1.400%)
4.750%, 02/10/2019	EUR	1,500,000	1,530,223
Countrywide Financial Corp.
5.800%, 06/07/2012		$3,300,000	3,301,023
Credit Suisse New York
2.200%, 01/14/2014		1,300,000	1,311,788
Dexia Credit Local
0.946%, 04/29/2014 (P)(S)		7,100,000	6,655,022
DNB Bank ASA 3.200%, 04/03/2017 (S)		2,100,000	2,122,130
General Electric Capital Corp. (5.500% to
09/15/2017, then 3 month
EURIBOR + 2.000%) , 09/15/2067 (S)	EUR	9,900,000	10,468,329
General Electric Capital Corp. (6.375% to
11/15/2017, then 3 month
LIBOR + 2.289%) , 11/15/2067		$4,100,000	4,217,875
HSBC Bank PLC 2.000%, 01/19/2014 (S)		1,400,000	1,409,909
HSBC Holdings PLC 6.500%, 09/15/2037		1,200,000	1,345,507
ICICI Bank, Ltd. 4.750%, 11/25/2016 (S)		10,400,000	10,149,693
International Lease Finance Corp.
5.750%, 05/15/2016		600,000	600,628
6.500%, 09/01/2014 (S)		3,000,000	3,142,500
6.750%, 09/01/2016 (S)		1,300,000	1,394,250
Intesa Sanpaolo SpA
2.867%, 02/24/2014 (P)(S)		3,300,000	3,089,074
IPIC, Ltd. 5.000%, 11/15/2020 (S)		800,000	841,000
JPMorgan Chase & Company
1.067%, 09/26/2013 (P)	EUR	1,700,000	2,086,489
LBG Capital No.1 PLC
7.875%, 11/01/2020 (S)		$1,900,000	1,658,801
Lehman Brothers Holdings, Inc.
2.911%, 08/21/2009 (H)		2,300,000	526,125
3.011%, 12/23/2010 (H)		10,000,000	2,287,500
5.374%, 11/24/2008 (H)		1,200,000	274,500
5.460%, 04/03/2009 to 11/16/2009 (H)		4,300,000	983,625
Lloyds TSB Bank PLC
2.816%, 01/24/2014 (P)		5,300,000	5,260,287
4.875%, 01/21/2016		1,700,000	1,740,919
Merrill Lynch & Company, Inc.
5.450%, 02/05/2013		1,400,000	1,427,972
6.050%, 08/15/2012		900,000	904,493
6.400%, 08/28/2017		3,100,000	3,295,536
6.875%, 04/25/2018		7,600,000	8,354,391
MetLife, Inc. 6.400%, 12/15/2036		2,600,000	2,476,193
Monumental Global Funding, Ltd.
5.500%, 04/22/2013 (S)		1,900,000	1,967,786
Morgan Stanley
2.967%, 05/14/2013 (P)		4,100,000	4,081,497
6.250%, 08/28/2017		800,000	804,076
7.300%, 05/13/2019		21,375,000	22,171,946

232

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
National Australia Bank, Ltd.
5.350%, 06/12/2013 (S)		$2,600,000	$2,715,864
National Bank of Canada
2.200%, 10/19/2016 (S)		300,000	312,811
Nationwide Building Society
6.250%, 02/25/2020 (S)		3,000,000	3,229,401
Nordea Bank AB 2.125%, 01/14/2014 (S)		600,000	602,084
Northern Rock Asset Management PLC
5.625%, 06/22/2017 (S)		15,300,000	16,576,494
Pacific LifeCorp. 6.000%, 02/10/2020 (S)		700,000	780,967
Pricoa Global Funding I
0.673%, 09/27/2013 (P)(S)		2,700,000	2,689,154
Principal Life Income Funding Trusts
5.300%, 04/24/2013		2,200,000	2,288,684
5.550%, 04/27/2015		3,500,000	3,887,555
Qatari Diar Finance QSC
5.000%, 07/21/2020 (S)		1,200,000	1,326,000
Regions Bank 7.500%, 05/15/2018		12,900,000	14,448,000
Royal Bank of Scotland Group PLC
(6.990% to 10/05/2017, then 3 month
LIBOR + 2.670%) , 10/05/2017 (Q)(S)		6,800,000	5,168,000
Royal Bank of Scotland Group PLC
(7.648% to 09/30/2031, then 3 month
LIBOR + 2.500%) , 09/30/2031 (Q)		5,000,000	3,812,500
Royal Bank of Scotland PLC
1.247%, 10/14/2016 (P)		1,000,000	780,477
RZD Capital, Ltd. 5.739%, 04/03/2017		1,100,000	1,160,500
Santander US Debt SAU
2.991%, 10/07/2013 (S)		5,700,000	5,377,654
Sberbank of Russia
6.125%, 02/07/2022 (S)		5,000,000	5,121,950
SLM Corp.
1.206%, 06/17/2013 (P)	EUR	2,100,000	2,512,037
5.375%, 05/15/2014		$500,000	511,241
6.250%, 01/25/2016		600,000	607,500
Springleaf Finance Corp.
3.250%, 01/16/2013	EUR	2,193,000	2,564,946
4.875%, 07/15/2012		$600,000	597,000
6.900%, 12/15/2017		2,700,000	2,119,500
State Bank of India/London
4.500%, 07/27/2015 (S)		1,700,000	1,722,712
Sumitomo Mitsui Banking Corp.
1.950%, 01/14/2014 (S)		1,300,000	1,313,213
Temasek Financial I, Ltd.
4.300%, 10/25/2019 (S)		1,600,000	1,796,611
The Bear Stearns Companies LLC
7.250%, 02/01/2018		26,400,000	31,138,404
The Goldman Sachs Group, Inc.
1.032%, 05/23/2016 (P)	EUR	1,300,000	1,408,043
6.150%, 04/01/2018		$7,500,000	7,833,428
6.250%, 09/01/2017		5,400,000	5,745,060
The Royal Bank of Scotland PLC
3.950%, 09/21/2015		1,600,000	1,595,808
Turkiye Garanti Bankasi AS
2.966%, 04/20/2016 (P)(S)		900,000	830,250
UBS AG
1.466%, 01/28/2014 (P)		1,600,000	1,588,811
5.750%, 04/25/2018		1,900,000	2,082,012
5.875%, 12/20/2017		2,100,000	2,309,040
Vnesheconombank
5.375%, 02/13/2017 (S)		600,000	619,008
5.450%, 11/22/2017 (S)		700,000	721,868
Westpac Banking Corp.
0.947%, 07/16/2014 (P)(S)		1,000,000	1,009,073

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Westpac Banking Corp. (continued)
3.585%, 08/14/2014 (S)	$1,600,000	$1,692,435

		414,672,438
Health Care - 0.4%
Amgen, Inc. 6.150%, 06/01/2018	9,100,000	10,863,070
Industrials - 1.0%
Caterpillar, Inc. 0.637%, 05/21/2013 (P)	8,500,000	8,528,620
Noble Group, Ltd.
4.875%, 08/05/2015 (S)	1,000,000	997,500
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.350%, 06/30/2021 (S)	12,544,000	12,951,680
6.350%, 06/30/2021	1,960,000	2,023,700
Sydney Airport Finance
Company Pty, Ltd.
5.125%, 02/22/2021 (S)	400,000	431,893

		24,933,393
Information Technology - 0.4%
Hewlett-Packard Company
0.747%, 05/24/2013 (P)	9,900,000	9,855,222
Materials - 1.2%
AngloGold Ashanti Holdings PLC
5.375%, 04/15/2020	300,000	308,397
Braskem Finance, Ltd.
5.750%, 04/15/2021 (S)	800,000	802,000
CSN Resources SA
6.500%, 07/21/2020 (S)	8,000,000	8,520,000
6.500%, 07/21/2020	2,600,000	2,769,000
Gerdau Trade, Inc.
5.750%, 01/30/2021 (S)	600,000	597,000
GTL Trade Finance, Inc.
7.250%, 10/20/2017 (S)	10,400,000	11,336,000
7.250%, 10/20/2017	2,900,000	3,161,000
Rohm & Haas Company
6.000%, 09/15/2017	1,500,000	1,752,995
The Dow Chemical Company
6.000%, 10/01/2012	800,000	812,672
Vale Overseas, Ltd. 4.625%, 09/15/2020	900,000	928,365

		30,987,429
Telecommunication Services - 0.3%
Qtel International Finance, Ltd.
4.750%, 02/16/2021 (S)	3,000,000	3,130,500
Windstream Corp. 8.125%, 08/01/2013	5,000,000	5,262,500

		8,393,000
Utilities - 0.8%
Calpine Construction Finance
Company LP 8.000%, 06/01/2016 (S)	5,000,000	5,362,500
Comision Federal de Electricidad
4.875%, 05/26/2021 (S)	11,900,000	12,465,250
ENN Energy Holdings, Ltd.
6.000%, 05/13/2021 (S)	400,000	402,730
SteelRiver Transmission Company LLC
4.710%, 06/30/2017 (S)	2,301,467	2,391,017

		20,621,497

TOTAL CORPORATE BONDS (Cost $566,749,132)		$580,749,830

TERM LOANS (M) - 0.2%
Energy - 0.0%
Petroleum Export, Ltd.
3.474%, 12/20/2012	927,960	858,363

233

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Financials - 0.2%
Springleaf Finance Funding Company
5.500%, 05/10/2017	$5,200,000	$4,773,168

TOTAL TERM LOANS (Cost $6,105,759)		$5,631,531

MUNICIPAL BONDS - 4.2%
American Municipal Power, Inc. (Ohio)
8.084%, 02/15/2050	1,600,000	2,334,032
Badger Tobacco Asset
Securitization Corp. (Wisconsin)
6.125%, 06/01/2027	1,120,000	1,120,000
California Infrastructure & Economic
Development Bank 6.486%, 05/15/2049	1,000,000	1,264,450
California State University
6.434%, 11/01/2030	1,200,000	1,445,028
California Statewide Communities
Development Authority
6.400%, 06/01/2039	12,900,000	16,006,707
Chicago Transit Authority (Illinois)
6.200%, 12/01/2040	1,000,000	1,147,780
Chicago Transit Authority,
Series A (Illinois)
6.300%, 12/01/2021	100,000	108,493
6.899%, 12/01/2040	2,700,000	3,284,766
Chicago Transit Authority,
Series B (Illinois)
6.300%, 12/01/2021	300,000	325,479
6.899%, 12/01/2040	2,600,000	3,163,108
City of Los Angeles (California)
5.713%, 06/01/2039	1,000,000	1,246,720
City of San Antonio, TX
6.308%, 02/01/2037	2,600,000	3,062,176
County of Clark (Nevada)
6.820%, 07/01/2045	1,400,000	2,029,370
Illinois Municipal Electric Agency
6.832%, 02/01/2035	200,000	255,302
Iowa Tobacco Settlement Authority,
Series A 6.500%, 06/01/2023	850,000	802,851
Los Angeles Unified School
District (California)
4.500%, 07/01/2023	5,000,000	5,575,200
6.758%, 07/01/2034	2,700,000	3,575,610
New Jersey State Turnpike Authority
7.414%, 01/01/2040	7,400,000	10,880,072
North Carolina Turnpike Authority
6.700%, 01/01/2039	300,000	352,341
San Diego Tobacco Settlement Revenue
Funding Corp. (California)
7.125%, 06/01/2032	1,400,000	1,079,526
State of California
7.950%, 03/01/2036	17,300,000	20,671,597
7.600%, 11/01/2040	1,600,000	2,099,792
7.500%, 04/01/2034	2,600,000	3,302,780
5.650%, 04/01/2039 (P)	800,000	832,496
7.550%, 04/01/2039	900,000	1,167,831
State of Louisiana 3.250%, 05/01/2043 (P)	2,600,000	2,638,532
State of Washington - Series C
5.000%, 06/01/2041	5,200,000	5,827,588
Tobacco Securitization Authority of
Southern California 5.125%, 06/01/2046	1,500,000	1,130,790
Tobacco Settlement Finance Authority
(West Virginia) 7.467%, 06/01/2047	3,090,000	2,308,941
Truckee Meadows Water Authority
(Nevada), Series A 5.000%, 07/01/2036	200,000	215,220

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

MUNICIPAL BONDS (continued)
University of California
6.270%, 05/15/2031		$5,300,000	$6,096,961

TOTAL MUNICIPAL BONDS (Cost $89,316,491)			$105,351,539

CAPITAL PREFERRED SECURITIES - 1.1%
Financials - 1.1%
Citigroup Capital XXI (8.300% to
12/21/2037, then 3 month
LIBOR + 4.170%) , 12/21/2057		20,525,000	20,750,775
JPMorgan Chase Capital XX
6.550%, 09/29/2036		400,000	397,934
MUFG Capital Finance 5, Ltd. (6.299% to
01/25/2017, then 6 month GBP
LIBOR + 2.060%) , 01/25/2017 (Q)	GBP	1,500,000	2,277,123
State Street Capital Trust III
5.464%, 03/15/2012 (P)(Q)		$2,900,000	2,910,846
State Street Capital Trust IV
1.474%, 06/15/2037 (P)		400,000	291,699
USB Capital IX
3.500%, 08/13/2012 (P)(Q)		300,000	224,502
ZFS Finance USA Trust IV
2.281%, 05/09/2032 (P)(S)		321,000	320,520

			27,173,399

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $18,646,300)			$27,173,399

COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.6%
Commercial & Residential - 5.0%
American Home Mortgage
Investment Trust, Series 2004-4,
Class 4A 2.728%, 02/25/2045 (P)		143,970	123,120
Arran Residential
Mortgages Funding PLC
Series 2010-1A, Class A1B,
1.889%, 05/16/2047 (P)(S)	EUR	284,123	351,971
Series 2010-1A, Class A2B,
2.089%, 05/16/2047 (P)(S)		3,100,000	3,848,963
Banc of America Large Loan, Inc.,
Series 2010-HLTN, Class HLTN
1.989%, 11/15/2015 (P)(S)		$1,032,872	965,787
BCAP LLC Trust
Series 2011-RR4, Class 8A1,
5.250%, 02/26/2036 (S)		2,360,764	2,363,105
Series 2011-RR5, Class 5A1,
5.250%, 08/26/2037 (S)		6,000,000	5,887,500
Series 2011-RR5, Class 12A1,
5.577%, 03/26/2037 (P)(S)		400,000	312,000
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2004-8, Class 2A1,
2.854%, 11/25/2034 (P)		2,157,978	1,825,906
Series 2004-9, Class 22A1,
3.207%, 11/25/2034 (P)		568,665	561,273
Bear Stearns Alt-A Trust, Series 2005-7,
Class 22A1 2.833%, 09/25/2035 (P)		819,207	553,686
Bear Stearns Commercial Mortgage
Securities, Series 2007-T26, Class A4
5.471%, 01/12/2045 (P)		1,000,000	1,140,284
Bear Stearns Commercial
Mortgage Securities, Inc.
Series 2007-PW15, Class A4,
5.331%, 02/11/2044		400,000	429,499

234

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Bear Stearns Commercial Mortgage
Securities, Inc. (continued)
Series 2007-PW18, Class A4,
5.700%, 06/11/2050		$4,300,000	$4,918,000
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class A2A,
2.580%, 10/25/2035 (P)		288,811	255,555
Series 2005-11, Class 1A1,
2.600%, 05/25/2035 (P)		673,578	614,221
Commercial Mortgage Pass Through
Certificates, Series 2006-C8, Class A4
5.306%, 12/10/2046		2,900,000	3,237,601
Countrywide Alternative Loan Trust
Series 2005-81, Class A1,
0.519%, 02/25/2037 (P)		5,581,021	2,829,036
Series 2005-62, Class 2A1,
1.152%, 12/25/2035 (P)		6,865,188	3,722,092
Countrywide Home Loan Mortgage
Pass Through Trust
Series 2005-HYB9, Class 3A2A,
2.595%, 02/20/2036 (P)		373,548	274,926
Series 2004-22, Class A3,
2.620%, 11/25/2034 (P)		1,468,168	1,209,502
Series 2004-HYB9, Class 1A1,
2.687%, 02/20/2035 (P)		2,492,079	2,040,121
Credit Suisse Mortgage Capital
Certificates, Series 2006-C2, Class A3
5.662%, 03/15/2039 (P)		300,000	328,042
European Loan Conduit, Series 25X,
Class A 0.840%, 05/15/2019 (P)	EUR	204,338	213,502
Granite Master Issuer PLC, Series 2005-1,
Class A5 0.575%, 12/20/2054 (P)		2,639,787	3,125,374
Greenpoint Mortgage Funding Trust
Series 2006-AR6, Class A1A,
0.319%, 10/25/2046 (P)		$48,785	47,797
Series 2006-AR8, Class 1A1A,
0.319%, 01/25/2047 (P)		36,890	36,027
Greenwich Capital
Commercial Funding Corp.
Series 2005-GG3, Class A4,
4.799%, 08/10/2042 (P)		100,000	107,593
Series 2007-GG9, Class A4,
5.444%, 03/10/2039		1,400,000	1,527,176
GS Mortgage Securities Corp. II,
Series 2007-EOP, Class A1
1.103%, 03/06/2020 (P)(S)		2,438,794	2,420,211
GSR Mortgage Loan Trust,
Series 2005-AR7, Class 6A1
5.164%, 11/25/2035 (P)		1,399,394	1,332,900
Holmes Master Issuer PLC,
Series 2011-1A, Class A3
2.107%, 10/15/2054 (P)(S)	EUR	1,700,000	2,115,021
Homebanc Mortgage Trust, Series 2005-4,
Class A1 0.509%, 10/25/2035 (P)		$5,112,538	3,637,330
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2010-C2, Class A3,
4.070%, 11/15/2043 (S)		3,000,000	3,277,431
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047		3,000,000	3,256,866
Series 2007-LDPX, Class A3,
5.420%, 01/15/2049		400,000	439,628
Series 2007-LD12, Class A4,
5.882%, 02/15/2051 (P)		1,000,000	1,127,091

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
JPMorgan Mortgage Trust
Series 2005-A1, Class 6T1,
4.998%, 02/25/2035 (P)		$490,647	$487,520
Series 2005-S3, Class 1A2,
5.750%, 01/25/2036		231,470	213,728
Mellon Residential Funding Corp.,
Series 2000-TBC3, Class A1
0.679%, 12/15/2030 (P)		2,365,088	2,220,134
Merrill Lynch Commercial Trust,
Series 2008-LAQA, Class A1
0.777%, 07/09/2021 (P)(S)		4,998,969	4,883,093
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A10, Class A,
0.449%, 02/25/2036 (P)		900,862	649,322
Series 2005-3, Class 4A,
0.489%, 11/25/2035 (P)		186,688	153,672
Series 2005-2, Class 3A,
1.239%, 10/25/2035 (P)		421,736	362,289
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-6,
Class A4 5.485%, 03/12/2051 (P)		2,000,000	2,150,198
Morgan Stanley Capital I
Series 2007-IQ14, Class A2FX,
5.610%, 04/15/2049		2,602,662	2,677,935
Series 2007-IQ16, Class A4,
5.809%, 12/12/2049		200,000	229,097
Morgan Stanley Reremic Trust,
Series 2009-GG10, Class A4A
5.786%, 08/12/2045 (P)(S)		1,000,000	1,114,678
PHH Alternative Mortgage Trust,
Series 2007-1, Class 1A1
0.399%, 02/25/2037 (P)		13,554,567	8,339,230
RBSSP Resecuritization Trust,
Series 2011-3, Class 2A1
0.489%, 02/26/2037 (P)(S)		3,108,063	2,530,287
Structured Asset
Mortgage Investments, Inc.
Series 2007-AR2, Class 2A1,
0.369%, 03/25/2037 (P)		2,393,316	1,289,547
Series 2005-AR5, Class A3,
0.490%, 07/19/2035 (P)		1,804,209	1,599,733
Series 2005-AR8, Class A1A,
0.519%, 02/25/2036 (P)		472,709	256,257
Structured Asset Securities Corp.,
Series 2006-11, Class A1
2.804%, 10/25/2035 (P)(S)		647,302	511,887
Titan Europe PLC, Series, 2007-3X,
Class A1 1.294%, 10/23/2016 (P)	GBP	6,236,910	8,367,530
Wachovia Bank
Commercial Mortgage Trust
Series 2007-WHL8, Class A1,
0.319%, 06/15/2020 (P)(S)		$5,982,771	5,569,906
Series 2006-WL7A, Class A1,
0.329%, 09/15/2021 (P)(S)		10,651,203	10,325,809
WaMu Mortgage Pass Through
Certificates, Series 2005-AR19,
Class A1A1 0.509%, 12/25/2045 (P)		2,249,782	1,758,279
WaMu Mortgage Pass-
Through Certificates
Series 2002-AR17, Class 1A,
1.352%, 11/25/2042 (P)		143,393	122,085
Series 2001-7, Class A,
1.354%, 05/25/2041 (P)		89,329	81,445

235

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Wells Fargo Mortgage
Backed Securities Trust
Series 2004-CC, Class A1,
2.610%, 01/25/2035 (P)	$1,225,439	$1,152,410
Series 2006-AR2, Class 2A1,
2.626%, 03/25/2036 (P)	1,448,329	1,269,187
Series 2006-AR2, Class 2A5,
2.626%, 03/25/2036 (P)	4,515,380	3,734,558
Series 2005-14, Class 1A9,
5.500%, 12/25/2035	2,687,681	2,707,941

		125,213,894
U.S. Government Agency - 0.6%
Federal Home Loan Mortgage Corp.
Series 2007-3335, Class BF,
0.389%, 07/15/2019 (P)	973,650	972,499
Series 3335, Class FT,
0.389%, 08/15/2019 (P)	2,488,658	2,485,620
Series 3149, Class LF,
0.539%, 05/15/2036 (P)	1,042,403	1,041,342
Series 2637, Class F,
0.639%, 06/15/2018 (P)	113,283	113,418
Series T-63, Class 1A1,
1.358%, 02/25/2045 (P)	136,231	132,175
Federal National Mortgage Association
Series 2007-73, Class A1,
0.299%, 07/25/2037 (P)	1,235,673	1,182,737
Series 2005-120, Class NF,
0.339%, 01/25/2021 (P)	2,850,316	2,847,192
Series 2007-30, Class AF,
0.549%, 04/25/2037 (P)	1,355,188	1,353,925
Series 2003-W6, Class F,
0.589%, 09/25/2042 (P)	1,087,063	1,077,148
Series 2005-75, Class FL,
0.689%, 09/25/2035 (P)	2,589,809	2,590,633
Series 2006-5, Class 3A2,
2.554%, 05/25/2035 (P)	174,553	181,538

		13,978,227

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $146,727,333)		$139,192,121

ASSET BACKED SECURITIES - 0.9%
Access Group, Series 2008-1, Class A
1.766%, 10/27/2025 (P)	7,857,931	7,863,882
Bear Stearns Asset
Backed Securities Trust
Series 2007-HE1, Class 21A1,
0.299%, 01/25/2037 (P)	583,751	555,395
Series 2007-HE5, Class 1A1,
0.329%, 06/25/2047 (P)	242,466	235,283
BNC Mortgage Loan Trust, Series 2007-2,
Class A2 0.339%, 05/25/2037 (P)	896,634	808,845
Carrington Mortgage Loan Trust,
Series 2005-NC5, Class A2
0.559%, 10/25/2035 (P)	478,535	445,275
Countrywide Asset-Backed Certificates,
Series 2007-1, Class 2A1
0.289%, 07/25/2037 (P)	641,829	633,654
GSAMP Trust, Series 2007-FM1,
Class A2A 0.309%, 12/25/2036 (P)	314,741	206,146
HFC Home Equity Loan Asset Backed
Certificates, Series 2005-1, Class A
0.530%, 01/20/2034 (P)	1,759,455	1,614,364

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

ASSET BACKED SECURITIES (continued)
Hillmark Funding, Series 2006-1A,
Class A1 0.717%, 05/21/2021 (P)(S)		$7,100,000	$6,694,313
HSBC Asset Loan Obligation,
Series 2007-WF1, Class A1
0.299%, 12/25/2036 (P)		482,654	183,913
JPMorgan Mortgage Acquisition Corp.,
Series 2007-HE1, Class AV1
0.299%, 03/25/2047 (P)		685,867	577,133
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
0.799%, 10/25/2034 (P)		58,753	48,212
Master Asset Backed Securities Trust,
Series 2007-HE1, Class A1
0.319%, 05/25/2037 (P)		226,236	213,421
Penta CLO SA, Series 2007-1X, Class A1
1.166%, 06/04/2024 (P)	EUR	968,307	1,106,147
Securitized Asset Backed
Receivables LLC Trust,
Series 2007-HE1, Class A2A
0.299%, 12/25/2036 (P)		$515,012	114,000
Small Business Administration
Participation Certificates,
Series 2007-2OL, Class 1
5.290%, 12/01/2027		1,393,399	1,572,617
Specialty Underwriting & Residential
Finance, Series 2007-BC1, Class A2A
0.299%, 01/25/2038 (P)		613,548	558,570
Wind River CLO, Ltd., Series 2004-1A,
Class A1 0.804%, 12/19/2016 (P)(S)		183,620	180,600

TOTAL ASSET BACKED SECURITIES (Cost $24,683,286)			$23,611,770

PREFERRED SECURITIES - 1.0%
Financials - 1.0%
Wells Fargo & Company,
Series L, 7.500%		22,170	24,586,308

TOTAL PREFERRED SECURITIES (Cost $19,353,225)			$24,586,308

ESCROW CERTIFICATES - 0.0%
Automobile Manufacturers - 0.0%
General Motors Company (I)		20,000	2,500

TOTAL ESCROW CERTIFICATES (Cost $0)			$2,500

SHORT-TERM INVESTMENTS - 1.9%
Certificate of Deposit - 0.5%
Intesa Sanpaolo SpA 2.375%,
12/21/2012 *		$12,700,000	$12,329,655
Commercial Paper - 0.3%
Bank of Nova Scotia
0.716%, 08/09/2012*		3,700,000	3,699,860
British Telecommunications PLC
0.900%, 10/29/2012*		1,900,000	1,892,875
Itau Unibanco SA
1.622%, 11/05/2012*		2,100,000	2,085,463

			7,678,198
Foreign Government - 1.0%
Japan Treasury Discount Bill
0.010%, 07/30/2012	JPY	670,000,000	8,548,955
0.010%, 08/20/2012		1,120,000,000	14,289,992
Mexico Treasury Bill
- 06/28/2012 *	MXN	578,000,000	4,014,446

			26,853,393

236

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement - 0.1%
Credit Suisse Repurchase Agreement
dated 05/31/2012 at 0.180% to be
repurchased at $1,800,010 on
06/01/2012, collateralized by
$1,831,000 U.S. Treasury Notes,
1.125% due 05/31/2019 (valued at
$1,857,893, including interest)	$1,800,000	$1,800,000

TOTAL SHORT-TERM INVESTMENTS (Cost $49,067,041)		$48,661,246

Total Investments (Total Return Fund)
(Cost $3,480,516,016) - 141.5%		$3,541,015,412
Other assets and liabilities, net - (41.5%)		(1,039,386,568)

TOTAL NET ASSETS - 100.0%		$2,501,628,844

SALE COMMITMENTS OUTSTANDING - (0.2)%
Federal National Mortgage Association - (0.2)%
Federal National Mortgage Association
4.000%, TBA	(2,000,000)	(2,128,906)
6.000%, TBA	(3,000,000)	(3,300,178)

		(5,429,084)
Government National Mortgage Association - 0.0%
Government National Mortgage
Association 3.500%, TBA	(500,000)	(534,028)

TOTAL SALE COMMITMENTS
OUTSTANDING (Cost $(5,961,328))		$(5,963,112)

U.S. High Yield Bond Fund
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 82.6%
Consumer Discretionary - 25.1%
99 Cents Only Stores
11.000%, 12/15/2019 (S)	$375,000	399,375
Allbritton Communications Company
8.000%, 05/15/2018	2,325,000	2,406,375
Allison Transmission, Inc.
7.125%, 05/15/2019 (S)	2,525,000	2,638,625
American Greetings Corp.
7.375%, 12/01/2021	575,000	598,000
American Tire Distributors, Inc.
9.750%, 06/01/2017	1,350,000	1,431,000
Ameristar Casinos, Inc.
7.500%, 04/15/2021	4,525,000	4,694,688
CCH II LLC
13.500%, 11/30/2016	4,500,000	5,040,000
CCM Merger, Inc.
9.125%, 05/01/2019 (S)	3,500,000	3,500,000
CCO Holdings LLC
7.250%, 10/30/2017	2,500,000	2,681,250
7.375%, 06/01/2020	875,000	936,250
7.875%, 04/30/2018	1,025,000	1,099,313
Chukchansi Economic Development Authority
4.230%, 11/15/2012 (P)(S)	875,000	647,500
8.000%, 11/15/2013 (S)	1,317,000	974,580
Cinemark USA, Inc.
7.375%, 06/15/2021	1,975,000	2,113,250
8.625%, 06/15/2019	4,975,000	5,410,313
CityCenter Holdings LLC
7.625%, 01/15/2016	225,000	232,875

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
CityCenter Holdings LLC (continued)
7.625%, 01/15/2016 (S)	$1,725,000	$1,781,063
CityCenter Holdings LLC, PIK
10.750%, 01/15/2017	2,158,139	2,309,209
Cooper Tire & Rubber Company
7.625%, 03/15/2027	3,225,000	3,192,750
CSC Holdings LLC
7.875%, 02/15/2018	2,400,000	2,604,000
8.500%, 04/15/2014	2,175,000	2,395,219
DineEquity, Inc.
9.500%, 10/30/2018	5,556,000	6,035,205
DISH DBS Corp.
6.625%, 10/01/2014	2,300,000	2,432,250
7.750%, 05/31/2015	2,750,000	2,990,625
EchoStar DBS Corp.
7.125%, 02/01/2016	1,325,000	1,417,750
Ford Motor Credit Company LLC
7.000%, 10/01/2013	820,000	875,395
8.000%, 12/15/2016	5,350,000	6,467,679
General Motors Financial Company, Inc.
6.750%, 06/01/2018	1,975,000	2,121,142
Gray Television, Inc.
10.500%, 06/29/2015	4,665,000	4,804,950
Greektown Superholdings, Inc.
13.000%, 07/01/2015	6,400,000	6,976,000
Interactive Data Corp.
10.250%, 08/01/2018	2,350,000	2,602,625
KAR Auction Services, Inc.
4.466%, 05/01/2014 (P)	850,000	845,750
Lamar Media Corp.
5.875%, 02/01/2022 (S)	400,000	402,500
7.875%, 04/15/2018	925,000	994,375
9.750%, 04/01/2014	3,370,000	3,782,825
Limited Brands, Inc.
5.625%, 02/15/2022	1,400,000	1,410,500
6.625%, 04/01/2021	625,000	670,313
Lin Television Corp.
8.375%, 04/15/2018	2,425,000	2,485,625
Local TV Finance LLC, PIK
9.250%, 06/15/2015 (S)	3,660,115	3,728,742
NAI Entertainment Holdings LLC
8.250%, 12/15/2017 (S)	4,550,000	4,959,500
National CineMedia LLC
6.000%, 04/15/2022 (S)	1,325,000	1,321,688
7.875%, 07/15/2021	750,000	783,750
Nexstar Broadcasting, Inc.
8.875%, 04/15/2017	700,000	731,500
Nielsen Finance LLC
7.750%, 10/15/2018	9,535,000	10,250,125
11.500%, 05/01/2016	509,000	575,170
Penn National Gaming, Inc.
8.750%, 08/15/2019	1,175,000	1,295,438
RadioShack Corp.
6.750%, 05/15/2019	2,875,000	2,123,906
Regal Cinemas Corp.
8.625%, 07/15/2019	6,515,000	7,085,063
Rent-A-Center, Inc.
6.625%, 11/15/2020	1,020,000	1,071,000
Ruby Tuesday, Inc.
7.625%, 05/15/2020 (S)	2,700,000	2,497,500
Salem Communications Corp.
9.625%, 12/15/2016	4,518,000	4,947,210
Service Corp. International
6.750%, 04/01/2015 to 04/01/2016	2,916,000	3,154,228
7.000%, 06/15/2017 to 05/15/2019	4,325,000	4,718,125

237

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Service Corp. International (continued)
7.500%, 04/01/2027	$1,273,000	$1,279,365
7.625%, 10/01/2018	780,000	873,600
8.000%, 11/15/2021	1,000,000	1,120,000
Speedway Motorsports, Inc.
6.750%, 02/01/2019	1,122,000	1,152,855
The Gap, Inc.
5.950%, 04/12/2021	800,000	826,597
The Goodyear Tire & Rubber Company
7.000%, 05/15/2022	475,000	465,500
8.750%, 08/15/2020	1,377,000	1,469,948
Toys R Us Property Company II LLC
8.500%, 12/01/2017	2,100,000	2,160,375
Toys R Us Property Company LLC
10.750%, 07/15/2017	2,600,000	2,827,500
Videotron Ltee
5.000%, 07/15/2022 (S)	1,125,000	1,096,875
6.375%, 12/15/2015	1,195,000	1,215,913
9.125%, 04/15/2018	1,985,000	2,168,613

		160,301,230
Consumer Staples - 1.2%
B&G Foods, Inc.
7.625%, 01/15/2018	2,922,000	3,126,540
Carriage Services, Inc.
7.875%, 01/15/2015	2,915,000	2,936,863
Susser Holdings LLC
8.500%, 05/15/2016	1,800,000	1,932,750

		7,996,153
Energy - 13.2%
Bristow Group, Inc.
7.500%, 09/15/2017	2,235,000	2,313,225
Coffeyville Resources LLC
9.000%, 04/01/2015 (S)	7,447,000	7,931,055
Crestwood Midstream Partners LP
7.750%, 04/01/2019	825,000	831,188
Denbury Resources, Inc.
6.375%, 08/15/2021	475,000	492,813
8.250%, 02/15/2020	4,014,000	4,335,120
Dresser-Rand Group, Inc.
6.500%, 05/01/2021	1,375,000	1,402,500
El Paso Corp.
6.500%, 09/15/2020	440,000	485,190
6.950%, 06/01/2028	1,325,000	1,370,768
7.000%, 06/15/2017	5,022,000	5,638,315
7.250%, 06/01/2018	2,600,000	2,948,085
7.800%, 08/01/2031	1,425,000	1,626,625
8.050%, 10/15/2030	700,000	811,369
8.250%, 02/15/2016	400,000	439,608
El Paso Pipeline Partners Operating
Company LLC
6.500%, 04/01/2020	175,000	202,598
Encore Acquisition Company
9.500%, 05/01/2016	1,525,000	1,662,250
Energy Transfer Equity LP
7.500%, 10/15/2020	5,640,000	6,091,200
Forest Oil Corp.
8.500%, 02/15/2014	250,000	262,500
Gulfmark Offshore, Inc.
6.375%, 03/15/2022 (S)	2,650,000	2,663,250
Hornbeck Offshore Services, Inc.
5.875%, 04/01/2020 (S)	500,000	490,000
8.000%, 09/01/2017	1,550,000	1,623,625

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Hornbeck Offshore Services, Inc. (1.625%
Steps down to 1.375% on 11/15/2013)
11/15/2026	$3,800,000	$3,826,220
Inergy LP
6.875%, 08/01/2021	769,000	769,000
7.000%, 10/01/2018	1,400,000	1,428,000
NGPL PipeCo LLC
7.119%, 12/15/2017 (S)	375,000	358,125
7.768%, 12/15/2037 (S)	3,500,000	3,027,500
9.625%, 06/01/2019 (S)	2,200,000	2,260,500
Oil States International, Inc.
6.500%, 06/01/2019	3,100,000	3,200,750
Overseas Shipholding Group, Inc.
7.500%, 02/15/2024	5,545,000	3,327,000
PHI, Inc.
8.625%, 10/15/2018	5,075,000	5,201,875
Regency Energy Partners LP
6.875%, 12/01/2018	350,000	365,750
Rockies Express Pipeline LLC
5.625%, 04/15/2020 (S)	475,000	420,375
6.875%, 04/15/2040 (S)	800,000	660,000
7.500%, 07/15/2038 (S)	900,000	787,500
Sabine Pass LNG LP
7.250%, 11/30/2013	1,000,000	1,042,500
7.500%, 11/30/2016	11,320,000	11,970,900
7.500%, 11/30/2016 (S)	1,563,000	1,590,353
Targa Resources Partners LP
6.375%, 08/01/2022 (S)	150,000	149,250
Teekay Corp.
8.500%, 01/15/2020	475,000	489,250

		84,496,132
Financials - 11.1%
Ally Financial, Inc.
5.500%, 02/15/2017	875,000	876,075
6.750%, 12/01/2014	725,000	754,000
8.000%, 03/15/2020 to 11/01/2031	3,750,000	4,219,750
8.300%, 02/12/2015	1,000,000	1,070,000
Aviv Healthcare Properties LP
7.750%, 02/15/2019	2,500,000	2,600,000
CIT Group, Inc.
4.750%, 02/15/2015 (S)	3,350,000	3,333,250
5.000%, 05/15/2017	300,000	294,750
5.250%, 04/01/2014 (S)	3,650,000	3,713,875
5.250%, 03/15/2018	600,000	591,000
5.500%, 02/15/2019 (S)	1,425,000	1,385,813
DuPont Fabros Technology LP
8.500%, 12/15/2017	6,150,000	6,703,500
Emigrant Bancorp, Inc.
6.250%, 06/15/2014 (S)	2,000,000	1,824,032
HUB International Holdings, Inc.
10.250%, 06/15/2015 (S)	4,425,000	4,474,781
International Lease Finance Corp.
6.500%, 09/01/2014 (S)	1,125,000	1,178,412
6.750%, 09/01/2016 (S)	1,125,000	1,206,563
7.125%, 09/01/2018 (S)	3,175,000	3,492,500
MPT Operating Partnership LP
6.375%, 02/15/2022	550,000	547,250
6.875%, 05/01/2021	2,325,000	2,394,750
Neuberger Berman Group LLC
5.625%, 03/15/2020 (S)	650,000	663,000
5.875%, 03/15/2022 (S)	825,000	837,375
Nuveen Investments, Inc.
5.500%, 09/15/2015	9,389,000	8,450,100
10.500%, 11/15/2015	3,170,000	3,201,700

238

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Omega Healthcare Investors, Inc.
5.875%, 03/15/2024 (S)	$225,000	$222,188
6.750%, 10/15/2022	2,950,000	3,112,250
Oppenheimer Holdings, Inc.
8.750%, 04/15/2018	1,500,000	1,515,000
Sabra Health Care LP
8.125%, 11/01/2018	2,665,000	2,811,575
Springleaf Finance Corp.
5.400%, 12/01/2015	500,000	407,500
5.750%, 09/15/2016	1,650,000	1,311,750
6.500%, 09/15/2017	1,200,000	939,000
6.900%, 12/15/2017	3,800,000	2,983,000
USI Holdings Corp.
4.342%, 11/15/2014 (P)(S)	750,000	684,375
9.750%, 05/15/2015 (S)	3,000,000	2,977,500

		70,776,614
Health Care - 3.7%
Centene Corp.
5.750%, 06/01/2017	1,325,000	1,334,938
Community Health Systems, Inc.
8.875%, 07/15/2015	2,023,000	2,074,839
Emergency Medical Services Corp.
8.125%, 06/01/2019	550,000	561,000
Fresenius Medical Care US Finance, Inc.
5.750%, 02/15/2021 (S)	425,000	420,750
6.875%, 07/15/2017	700,000	765,625
HCA, Inc.
5.875%, 03/15/2022	125,000	124,063
6.500%, 02/15/2020	3,175,000	3,353,594
7.500%, 11/15/2095	1,000,000	770,000
8.500%, 04/15/2019	3,425,000	3,780,344
Health Management Associates, Inc.
6.125%, 04/15/2016	3,275,000	3,430,563
Healthsouth Corp.
7.250%, 10/01/2018	600,000	625,500
7.750%, 09/15/2022	500,000	525,000
Mylan, Inc.
6.000%, 11/15/2018 (S)	1,275,000	1,316,438
7.625%, 07/15/2017 (S)	1,460,000	1,593,225
7.875%, 07/15/2020 (S)	825,000	907,500
PSS World Medical, Inc.
6.375%, 03/01/2022 (S)	300,000	303,000
Tenet Healthcare Corp.
10.000%, 05/01/2018	1,500,000	1,710,000

		23,596,379
Industrials - 2.9%
Columbus McKinnon Corp.
7.875%, 02/01/2019	1,075,000	1,134,125
Corrections Corp. of America
7.750%, 06/01/2017	1,900,000	2,047,250
Covanta Holding Corp.
6.375%, 10/01/2022	837,000	868,400
Crown Americas LLC
7.625%, 05/15/2017	700,000	756,000
Griffon Corp.
7.125%, 04/01/2018	500,000	502,500
Interface, Inc.
7.625%, 12/01/2018	225,000	241,313
Iron Mountain, Inc.
8.000%, 06/15/2020	3,150,000	3,307,500
8.375%, 08/15/2021	25,000	26,688
RailAmerica, Inc.
9.250%, 07/01/2017	437,000	451,640

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
The Geo Group, Inc.
6.625%, 02/15/2021	$1,200,000	$1,239,000
7.750%, 10/15/2017	1,835,000	1,958,863
Titan International, Inc.
7.875%, 10/01/2017	450,000	465,750
TransDigm, Inc.
7.750%, 12/15/2018	950,000	1,009,375
UR Financing Escrow Corp.
5.750%, 07/15/2018 (S)	4,325,000	4,400,688

		18,409,092
Information Technology - 5.4%
Aspect Software, Inc.
10.625%, 05/15/2017	400,000	420,000
Audatex North America, Inc.
6.750%, 06/15/2018 (S)	1,550,000	1,596,500
Avaya, Inc.
9.750%, 11/01/2015	675,000	556,875
CDW LLC
12.535%, 10/12/2017	1,150,000	1,230,500
Equinix, Inc.
7.000%, 07/15/2021	75,000	80,063
8.125%, 03/01/2018	1,900,000	2,075,750
Fidelity National Information Services, Inc.
5.000%, 03/15/2022 (S)	350,000	339,939
7.625%, 07/15/2017	1,075,000	1,170,406
7.625%, 07/15/2017 (S)	625,000	677,344
7.875%, 07/15/2020	2,825,000	3,128,688
First Data Corp.
7.375%, 06/15/2019 (S)	300,000	300,000
11.250%, 03/31/2016	5,610,000	4,880,700
Seagate HDD Cayman
6.875%, 05/01/2020	425,000	443,063
7.000%, 11/01/2021	500,000	525,000
7.750%, 12/15/2018	2,575,000	2,774,563
Seagate Technology HDD Holdings
6.800%, 10/01/2016	875,000	964,688
SunGard Data Systems, Inc.
4.875%, 01/15/2014	1,600,000	1,636,000
7.375%, 11/15/2018	1,150,000	1,170,125
7.625%, 11/15/2020	325,000	333,125
10.250%, 08/15/2015	9,626,000	9,890,715

		34,194,044
Materials - 2.3%
Ball Corp.
5.000%, 03/15/2022	425,000	429,250
6.750%, 09/15/2020	155,000	168,175
Celanese US Holdings LLC
6.625%, 10/15/2018	1,625,000	1,718,438
Crown Cork & Seal Company, Inc.
7.500%, 12/15/2096	1,250,000	1,068,750
Koppers, Inc.
7.875%, 12/01/2019	100,000	106,750
Novelis, Inc.
8.375%, 12/15/2017	700,000	738,500
8.750%, 12/15/2020	3,150,000	3,331,125
Owens-Brockway Glass Container, Inc.
7.375%, 05/15/2016	1,500,000	1,657,500
Owens-Illinois, Inc.
7.800%, 05/15/2018	1,550,000	1,743,750
Silgan Holdings, Inc.
5.000%, 04/01/2020 (S)	1,025,000	1,022,438
Solutia, Inc.
7.875%, 03/15/2020	1,050,000	1,228,500

239

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Solutia, Inc. (continued)
8.750%, 11/01/2017	$1,150,000	$1,293,750

		14,506,926
Telecommunication Services - 11.1%
CC Holdings GS V LLC
7.750%, 05/01/2017 (S)	5,175,000	5,563,125
Cricket Communications, Inc.
7.750%, 05/15/2016	6,450,000	6,804,750
Crown Castle International Corp.
7.125%, 11/01/2019	1,725,000	1,858,688
9.000%, 01/15/2015	625,000	679,688
GCI, Inc.
6.750%, 06/01/2021	850,000	837,250
8.625%, 11/15/2019	4,975,000	5,285,938
Intelsat Jackson Holdings SA
7.250%, 04/01/2019 to 10/15/2020	3,875,000	3,869,500
7.250%, 10/15/2020 (S)	1,075,000	1,066,938
7.500%, 04/01/2021	1,050,000	1,050,000
9.500%, 06/15/2016	1,550,000	1,602,700
11.250%, 06/15/2016	8,350,000	8,715,313
MetroPCS Wireless, Inc.
6.625%, 11/15/2020	2,125,000	2,055,938
7.875%, 09/01/2018	1,700,000	1,717,000
SBA Telecommunications, Inc.
8.000%, 08/15/2016	422,000	450,485
8.250%, 08/15/2019	683,000	741,055
Sprint Capital Corp.
6.875%, 11/15/2028	6,050,000	4,492,125
8.750%, 03/15/2032	14,640,000	12,334,200
Sprint Nextel Corp.
9.000%, 11/15/2018 (S)	450,000	487,125
11.500%, 11/15/2021 (S)	675,000	712,125
Syniverse Holdings, Inc.
9.125%, 01/15/2019	5,944,000	6,374,940
Telesat Canada
6.000%, 05/15/2017 (S)	925,000	908,813
TW Telecom Holdings, Inc.
8.000%, 03/01/2018	2,925,000	3,173,625

		70,781,321
Utilities - 6.6%
AmeriGas Finance LLC
6.750%, 05/20/2020	2,425,000	2,388,625
7.000%, 05/20/2022	650,000	637,000
Calpine Construction Finance Company LP
8.000%, 06/01/2016 (S)	600,000	643,500
Calpine Corp.
7.250%, 10/15/2017 (S)	6,901,000	7,280,555
DPL, Inc.
6.500%, 10/15/2016 (S)	1,175,000	1,251,375
7.250%, 10/15/2021 (S)	4,625,000	5,029,688
Ferrellgas LP
9.125%, 10/01/2017	4,100,000	4,243,500
Ferrellgas Partners LP
8.625%, 06/15/2020	1,274,000	1,146,600
Ipalco Enterprises, Inc.
5.000%, 05/01/2018	100,000	98,500
7.250%, 04/01/2016 (S)	4,420,000	4,795,700
NRG Energy, Inc.
7.375%, 01/15/2017	9,197,000	9,495,903
NSG Holdings, Inc.
7.750%, 12/15/2025 (S)	2,125,000	2,125,000

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Suburban Propane Partners LP
7.375%, 03/15/2020	$2,700,000	$2,835,000

		41,970,946

TOTAL CORPORATE BONDS (Cost $512,477,000)		$527,028,837

CAPITAL PREFERRED SECURITIES - 0.2%
Financials - 0.2%
Emigrant Capital Trust I
3.055%, 12/10/2033 (P)(S)	2,450,000	1,106,452

TOTAL CAPITAL PREFERRED SECURITIES (Cost $970,967) $		1,106,452

TERM LOANS (M) - 12.8%
Consumer Discretionary - 5.5%
Advantage Sales & Marketing LLC
9.250%, 06/18/2018	600,000	598,500
Allison Transmission, Inc.
2.740%, 08/07/2014	2,704,991	2,662,163
CCM Merger, Inc.
6.000%, 03/01/2017	3,874,714	3,835,967
CCO Holdings LLC
2.739%, 09/05/2014	4,900,000	4,811,923
Coinmach Service Corp.
3.240%, 11/20/2014	3,913,430	3,673,732
Federal-Mogul Corp.
2.178%, 12/29/2014	2,478,922	2,345,680
2.178%, 12/28/2015	2,534,629	2,398,393
Focus Brands, Inc.
10.250%, 08/21/2018	1,400,000	1,386,000
Gray Television, Inc.
3.740%, 12/31/2014	2,551,762	2,526,244
HHI Holdings LLC
7.002%, 03/21/2017	792,002	789,032
KAR Auction Services, Inc.
5.000%, 05/19/2017	1,790,977	1,787,061
Local TV Finance LLC
4.240%, 05/07/2015	3,358,525	3,334,680
Nexstar Broadcasting, Inc.
5.000%, 09/30/2016	719,215	713,821
Pep Boys-Manny Moe & Jack
2.470%, 10/28/2013	231,293	230,136
Regal Cinemas Corp.
3.367%, 08/23/2017	197,500	195,737
The Goodyear Tire & Rubber Company
4.750%, 04/30/2019	2,250,000	2,185,313
Web Service Company LLC
7.000%, 08/28/2014	1,685,085	1,668,235

		35,142,617
Consumer Staples - 0.1%
Dunkin’ Brands, Inc.
4.000%, 11/23/2017	721,608	713,227
Energy - 0.1%
Energy Transfer Equity LP
3.750%, 03/21/2017	775,000	752,331
Financials - 2.0%
Amwins Group, Inc.
5.405%, 06/08/2013	2,147,807	2,131,698
5.740%, 06/08/2014	1,950,000	1,911,000
Capital Automotive LP
5.250%, 03/10/2017	3,732,485	3,670,275
Springleaf Finance Funding Company
5.500%, 05/10/2017	3,400,000	3,120,918

240

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Financials (continued)
Swett & Crawford
2.489%, 04/03/2014	$382,538	$335,677
5.739%, 10/03/2014	2,650,000	1,590,000

		12,759,568
Health Care - 0.8%
Community Health Systems, Inc.
2.573%, 07/25/2014	1,781,560	1,746,207
HCA, Inc.
2.739%, 05/01/2016	2,007,911	1,958,968
United Surgical Partners International, Inc.
6.000%, 03/19/2019	1,550,000	1,526,750

		5,231,925
Information Technology - 1.0%
First Data Corp.
2.989%, 09/24/2014	6,378,285	6,039,722
SunGard Data Systems, Inc.
1.989%, 02/28/2014	251,338	249,453
TowerCo Finance LLC
4.500%, 02/02/2017	247,006	246,697

		6,535,872
Materials - 0.1%
Chemtura Corp.
5.500%, 08/27/2016	750,000	748,125
Telecommunication Services - 1.1%
Crown Castle Operating Company
4.000%, 01/31/2019	199,500	196,657
Fairpoint Communications, Inc.
6.500%, 01/22/2016	4,289,250	3,577,054
Level 3 Financing, Inc.
2.653%, 03/13/2014	2,450,000	2,388,750
Mission Broadcasting, Inc.
5.000%, 09/30/2016	459,810	456,361

		6,618,822
Utilities - 2.1%
Texas Competitive Electric
Holdings Company LLC
3.739%, 10/10/2014	21,304,267	13,040,874
4.739%, 10/10/2017	375,000	218,016

		13,258,890

TOTAL TERM LOANS (Cost $85,205,317)		$81,761,377

COMMON STOCKS - 0.0%
Consumer Discretionary - 0.0%
Tropicana Entertainment LLC (I)	7,500	$33,750

TOTAL COMMON STOCKS (Cost $750,000)		$33,750

PREFERRED SECURITIES - 0.1%
Consumer Discretionary - 0.0%
Tropicana Las Vegas Hotel &
Casino, Inc., Class A (I)	1,270	$22,860
Tropicana Las Vegas Resort & Casino LLC (I)	840	15,120

		37,980
Financials - 0.1%
GMAC Capital Trust I (8.125% to 02/15/2016,
then 3 month LIBOR + 5.785%)	36,000	825,120

TOTAL PREFERRED SECURITIES (Cost $1,111,000)		$863,100

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 3.2%
Money Market Funds - 3.2%
State Street Institutional Liquid Reserves
Fund, 0.1963% (Y)	20,288,387	20,288,387
Repurchase Agreement - 0.0%
Repurchase Agreement with State Street Bank
dated 05/31/2012 at 0.010% to be
repurchased at $130,268 on 06/01/2012,
collateralized by $107,200 U.S. Treasury
Bonds, 3.750% due 08/15/2041 (valued at
$131,487, including interest)	$130,268	$130,268

TOTAL SHORT-TERM INVESTMENTS (Cost $20,418,655)		$20,418,655

Total Investments (U.S. High Yield Bond Fund)
(Cost $620,932,939) - 98.9%		$631,212,171
Other assets and liabilities, net - 1.1%		6,812,127

TOTAL NET ASSETS - 100.0%		$638,024,298

Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 90.1%
Consumer Discretionary - 12.9%
Automobiles - 1.6%
Harley-Davidson, Inc.	54,999	$2,649,852
Hotels, Restaurants & Leisure - 2.3%
Darden Restaurants, Inc.	71,164	3,681,314
Household Durables - 6.6%
Mohawk Industries, Inc. (I)	70,439	4,796,896
Newell Rubbermaid, Inc.	318,468	5,859,811

		10,656,707
Specialty Retail - 2.4%
Staples, Inc.	291,497	3,830,271

		20,818,144
Consumer Staples - 6.2%
Food & Staples Retailing - 2.2%
Safeway, Inc.	87,915	1,672,143
Sysco Corp.	69,142	1,929,753

		3,601,896
Food Products - 2.9%
ConAgra Foods, Inc.	183,230	4,608,235
Personal Products - 1.1%
Avon Products, Inc.	108,330	1,792,862

		10,002,993
Energy - 6.7%
Oil, Gas & Consumable Fuels - 6.7%
Murphy Oil Corp.	57,787	2,694,030
Newfield Exploration Company (I)	28,619	857,425
Pioneer Natural Resources Company	26,345	2,547,562
The Williams Companies, Inc.	114,815	3,505,302
WPX Energy, Inc. (I)	86,595	1,270,349

		10,874,668

		10,874,668
Financials - 19.0%
Capital Markets - 2.7%
Northern Trust Corp.	83,536	3,607,084

241

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
The Charles Schwab Corp.	60,801	$757,580

		4,364,664
Commercial Banks - 6.8%
BB&T Corp.	129,899	3,925,548
Comerica, Inc.	106,611	3,243,107
Wintrust Financial Corp.	112,535	3,827,315

		10,995,970
Insurance - 7.7%
ACE, Ltd.	60,982	4,410,828
Marsh & McLennan Companies, Inc.	139,064	4,447,267
Willis Group Holdings PLC	98,514	3,474,589

		12,332,684
Real Estate Investment Trusts - 1.8%
Weingarten Realty Investors	115,100	2,944,258

		30,637,576
Health Care - 5.7%
Health Care Providers & Services - 4.6%
Brookdale Senior Living, Inc. (I)	215,741	3,557,569
HealthSouth Corp. (I)	201,860	3,863,600

		7,421,169
Life Sciences Tools & Services - 1.1%
PerkinElmer, Inc.	63,163	1,680,136

		9,101,305
Industrials - 8.1%
Electrical Equipment - 2.4%
The Babcock & Wilcox Company (I)	159,330	3,927,485
Machinery - 4.6%
Ingersoll-Rand PLC	43,042	1,778,065
Snap-On, Inc.	92,267	5,583,076

		7,361,141
Road & Rail - 1.1%
Swift Transportation Company (I)	164,253	1,742,724

		13,031,350
Information Technology - 13.6%
Communications Equipment - 1.4%
Juniper Networks, Inc. (I)	135,165	2,324,838
Computers & Peripherals - 2.2%
Diebold, Inc.	94,581	3,500,443
Electronic Equipment, Instruments & Components - 1.7%
Flextronics International, Ltd. (I)	420,173	2,697,511
IT Services - 3.4%
Fidelity National Information Services, Inc.	169,552	5,557,915
Office Electronics - 2.7%
Zebra Technologies Corp., Class A (I)	128,365	4,296,374
Software - 2.2%
BMC Software, Inc. (I)	85,340	3,611,589

		21,988,670
Materials - 7.1%
Chemicals - 2.8%
W.R. Grace & Company (I)	85,234	4,474,785
Containers & Packaging - 4.3%
Sealed Air Corp.	237,191	3,712,039

Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Containers & Packaging (continued)
Sonoco Products Company	107,420	$3,305,313

		7,017,352

		11,492,137
Telecommunication Services - 3.9%
Diversified Telecommunication Services - 3.9%
TW Telecom, Inc. (I)	272,894	6,328,412
Utilities - 6.9%
Electric Utilities - 3.9%
Edison International	141,460	6,360,042
Multi-Utilities - 3.0%
CenterPoint Energy, Inc.	153,807	3,111,516
Wisconsin Energy Corp.	45,661	1,727,812

		4,839,328

		11,199,370

TOTAL COMMON STOCKS (Cost $115,746,742)		$145,474,625

PREFERRED SECURITIES - 1.0%
Health Care - 1.0%
HealthSouth Corp., 6.500%	1,614	1,577,685

TOTAL PREFERRED SECURITIES (Cost $1,343,102)		$1,577,685

SHORT-TERM INVESTMENTS - 8.0%
Money Market Funds - 8.0%
State Street Institutional Liquid Reserves
Fund, 0.1963% (Y)	12,849,326	12,849,326

TOTAL SHORT-TERM INVESTMENTS (Cost $12,849,326)		$12,849,326

CONVERTIBLE BONDS - 1.0%
Health Care - 1.0%
Brookdale Senior Living, Inc.	$1,814,000	$1,637,135

TOTAL CONVERTIBLE BONDS (Cost $1,661,044)		$1,637,135

Total Investments (Value Fund) (Cost $131,600,214) - 100.1%		$161,538,771
Other assets and liabilities, net - (0.1%)		(107,381)

TOTAL NET ASSETS - 100.0%		$161,431,390

Footnotes
Percentages are based upon net assets.

Key to Currency Abbreviations

ARS	- Argentine Peso
AUD	- Australian Dollar
BRL	- Brazilian Real
CAD	- Canadian Dollar
CHF	- Swiss Franc
DKK	- Danish Krone
EUR	- Euro
GBP	- British Pound
HUF	- Hungarian Forint
IDR	- Indonesian Rupiah
ILS	- Israel, New Shekels
INR	- Indian Rupee
JPY	- Japanese Yen
KRW	- Korean Won
MXN	- Mexican Peso
MYR	- Malaysian Ringgit

242

John Hancock Funds II

Portfolio of Investments — May 31, 2012 (Unaudited) (showing percentage of total net assets)

NZD	- New Zealand Dollar	*	Yield represents either the annualized yield at the date of purchase,
PEN	- Peruvian Nuevo Sol		the stated coupon rate or, for floating rate securities, the rate at
PHP	- Philippine Peso		period end.
PLN	- Polish Zloty
RUB	- Russian Ruble
SGD	- Singapore Dollar
SEK	- Swedish Krona
TRY	- Turkish Lira
UYU	- Uruguayan Peso
ZAR	- South African Rand

Key to Security Abbreviations and Legend

ADR	- American Depositary Receipts
CDOR	- Canadian Dealer Offered Rate
EURIBOR	- Euro Interbank Offered Rate
GBPLIBOR	- Pound Sterling LIBOR
GDR	- Global Depositary Receipts
IO	- Interest Only Security (Interest Tranche of Stripped Mortgage
Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	- London Interbank Offered Rate
PIK	- Paid In Kind
PO	- Principal-Only Security (Principal Tranche of Stripped Security).
Rate shown is the annualized yield on date of purchase.
TBA	- To Be Announced
USGG	- U.S. Generic Government Yield Index
(A)	The subadviser is an affiliate of the adviser.
(C)	Security purchased on a when-issued or delayed delivery basis.
(D)	All or a portion of this security is segregated at the custodian as collateral pursuant to certain derivative instrument contracts.
(F)	All or portion of this security is held at a broker to meet the margin requirements for futures contracts.
(G)	The Portfolio’s sub-adviser is shown parenthetically.
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(L)	All or a portion of the security is on loan as of May 31, 2012.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(N)	Strike price and/or expiration date not available.
(P)	Variable rate obligation. Securities reset coupon rates periodically.
The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown is next call date.
(R)	Direct placement securities are restricted to resale and the Fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to Portfolio of Investments.
(S)	The securities are exempt from registration under Rule 144A of the
Securities Act of 1933. Such securities may be resold to qualified institutional buyers, in transactions exempt from registration.
(T)	All or a portion of this position represents unsettled loan
commitment at period end where the coupon rate will be
determined at time of settlement.
(V)	The Fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the Fund. For more information on this security refer to the Notes to Portfolio of Investments.
(W)	Investment is an affiliate of the Portfolio, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.
(Y)	The rate shown is the annualized seven-day yield as of
May 31, 2012.
(Z)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.
(1)	Manulife Asset Management (US) LLC is doing business as John
Hancock Asset Management.
(2)	Manulife Asset Management (North America) Limited is doing
business as John Hancock Asset Management.

243

Notes to Portfolios of Investments (Unaudited)
Nine Month Period Ended May 31, 2012

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the Funds use the following valuation techniques. Equity securities, including exchange-traded and closed-end funds, held by the Funds are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Funds in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Options are traded either over-the-counter or on an exchange. Options listed on an exchange are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered commodities exchange, or broker quotations. Foreign securities, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Funds’ Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the times when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Funds may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

The Funds use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Funds’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of Level 1 and Level 2.

As of May 31, 2012, all investments for All Cap Core Fund, Core Diversified Growth & Income Portfolio, Core Fundamental Holdings Portfolio, Core Global Diversification Portfolio, Redwood Fund, Retirement Choices 2010 Portfolio, Retirement Choices 2030 Portfolio, Retirement Choices 2045 Portfolio, Retirement Choices 2050 Portfolio and Small Company Growth Fund, are categorized as Level 1 under the hierarchy described above.

All investments for All Cap Value Fund, Mid Cap Growth Index Fund, Mid Cap Value Index Fund, Real Estate Securities Fund, Retirement Choices 2015 Portfolio, Retirement Choices 2020 Portfolio, Retirement Choices 2025 Portfolio, Retirement Choices 2035 Portfolio, Retirement Choices 2040 Portfolio, Small Cap Growth Fund and Small Cap Value Fund, are categorized as Level 1 under the hierarchy described above except for repurchase agreements and/or short term discount notes which are categorized as Level 2.

244

All investments for Small Cap Opportunities Fund and Small Company Value Fund are categorized as Level 1 under the hierarchy described above except for preferred securities which are categorized as Level 2.

All investments for Real Estate Equity Fund are categorized as Level 1 under the hierarchy described above except for convertible bonds which are categorized as Level 2.

All investments for Emerging Markets Debt Fund are categorized as Level 2 under the hierarchy described above.

All investments for Investment Quality Bond Fund and Short Term Government Income Fund are categorized as Level 2 under the hierarchy described above except for futures which are categorized as Level 1.

The following is a summary of the values by input classification of the Funds’ investments as of May 31, 2012, by major security category or type:

	Total Market Value at		Level 2 Significant	Level 3 Significant
	5-31-12	Level 1 Quoted Price	Observable Inputs	Unobservable Inputs

Active Bond Fund

U.S. Government & Agency Obligations	$575,477,843	-	$575,477,843	-
Foreign Government Obligations	1,201,809	-	1,201,809	-
Corporate Bonds	563,394,947	-	561,966,086	$1,428,861
Capital Preferred Securities	17,568,101	-	17,568,101	-
Convertible Bonds	945,526	-	945,526	-
Term Loans	2,657,200	-	2,657,200	-
Municipal Bonds	3,499,174	-	3,499,174	-
Collateralized Mortgage Obligations	239,462,758	-	239,317,197	145,561
Asset Backed Securities	38,995,371	-	35,617,701	3,377,670
Common Stocks	8,800	-	48	8,752
Preferred Securities	6,931,947	$5,031,091	1,660,430	240,426
Securities Lending Collateral	3,184,304	3,184,304	-	-
Short-Term Investments	250,384,004	228,384,004	22,000,000	-
Total Investments in Securities	$1,703,711,784	$236,599,399	$1,461,911,115	$5,201,270

Alpha Opportunities Fund

Common Stocks
Consumer Discretionary	$238,591,644	$227,698,721	$10,892,923	-
Consumer Staples	60,010,817	54,464,667	5,546,150	-
Energy	104,942,033	90,640,225	14,301,808	-
Financials	139,413,214	131,733,847	7,679,367	-
Health Care	163,707,999	160,440,352	3,267,647	-
Industrials	197,456,001	178,305,551	19,150,450	-
Information Technology	262,724,873	257,807,290	4,917,583	-

245

Materials	50,997,005	46,063,337	4,933,668	-
Telecommunication Services	11,844,357	11,844,357	-	-
Utilities	10,823,611	10,823,611	-	-
Preferred Securities
Financials	16,739	16,739	-	-
Industrials	58,307	-	58,307	-
Investment Companies	4,997,935	4,997,935	-	-
Securities Lending Collateral	159,440,547	159,440,547	-	-
Short-Term Investments	72,400,000	-	72,400,000	-
Total Investments in Securities	$1,477,425,082	$1,334,277,179	$143,147,903	-

Blue Chip Growth Fund

Common Stocks
Consumer Discretionary	$523,878,330	$523,878,330	-	-
Consumer Staples	26,711,348	26,711,348	-	-
Energy	106,748,318	106,748,318	-	-
Financials	139,247,244	139,247,244	-	-
Health Care	226,748,847	226,748,847	-	-
Industrials	291,674,240	291,674,240	-	-
Information Technology	687,368,704	652,194,988	$35,173,716	-
Materials	90,991,433	90,991,433	-	-
Telecommunication Services	45,342,167	45,342,167	-	-
Securities Lending Collateral	113,141,696	113,141,696	-	-
Short-Term Investments	17,862,646	17,862,646	-	-
Total Investments in Securities	$2,269,714,973	$2,234,541,257	$35,173,716	-

Capital Appreciation Fund

Common Stocks
Consumer Discretionary	$424,397,736	$371,460,890	$52,936,846	-
Consumer Staples	103,018,403	103,018,403	-	-
Energy	95,202,528	95,202,528	-	-
Financials	66,321,236	66,321,236	-	-
Health Care	268,430,169	268,430,169	-	-
Industrials	123,116,878	123,116,878	-	-
Information Technology	568,415,717	550,122,415	18,293,302	-
Materials	26,930,448	26,930,448	-	-
Telecommunication Services	36,206,062	36,206,062	-	-
Securities Lending Collateral	117,506,019	117,506,019	-	-

246

Short-Term Investments	29,175,806	29,175,806	-	-
Total Investments in Securities	$1,858,721,002	$1,787,490,854	$71,230,148	-

Capital Appreciation Value Fund

Common Stocks
Consumer Discretionary	$109,834,499	$109,834,499	-	-
Consumer Staples	120,637,451	120,637,451	-	-
Energy	50,704,138	50,704,138	-	-
Financials	105,471,394	105,471,394	-	-
Health Care	161,283,597	161,283,597	-	-
Industrials	142,934,944	142,934,944	-	-
Information Technology	138,631,538	138,631,538	-	-
Materials	31,448,430	31,448,430	-	-
Telecommunication Services	29,639,058	29,639,058	-	-
Utilities	31,400,827	31,400,827	-	-
Preferred Securities
Consumer Discretionary	9,748,242	9,748,242	-	-
Financials	9,863,025	7,917,525	$1,945,500	-
Utilities	7,997,140	6,542,140	1,455,000	-
Corporate Bonds
Consumer Discretionary	24,298,661	-	24,298,661	-
Consumer Staples	2,440,001	-	2,440,001	-
Energy	22,140,560	-	22,140,560	-
Financials	17,096,124	-	17,096,124	-
Health Care	968,563	-	968,563	-
Industrials	10,565,007	-	10,565,007	-
Information Technology	375,000	-	375,000	-
Materials	1,224,871	-	1,224,871	-
Telecommunication Services	17,267,102	-	17,267,102	-
Utilities	9,113,608	-	9,113,608	-
Convertible Bonds
Energy	6,293,026	-	6,293,026	-
Industrials	3,336,463	-	3,336,463	-
Information Technology	4,055,265	-	4,055,265	-
Telecommunication Services	270,244	-	270,244	-
Term Loans
Consumer Discretionary	65,329,590	-	65,329,590	-
Consumer Staples	27,591,114	-	27,591,114	-

247

Energy	549,656	-	549,656	-
Financials	10,242,750	-	10,242,750	-
Health Care	2,192,666	-	2,192,666	-
Industrials	10,773,052	-	10,773,052	-
Information Technology	17,826,034	-	17,826,034	-
Telecommunication Services	38,003,127	-	38,003,127	-
Securities Lending Collateral	19,638,530	19,638,530	-	-
Short-Term Investments	273,355,143	273,355,143	-	-
Total Investments in Securities	$1,534,540,440	$1,239,187,456	$295,352,984	-
Other Financial Instruments:
Written Options	($6,273,976)	($6,273,976)	-	-

Core Bond Fund

U.S. Government & Agency Obligations	$402,026,267	-	$401,896,688	$129,579
Foreign Government Obligations	9,330,105	-	9,330,105	-
Corporate Bonds	147,666,468	-	147,666,468	-
Municipal Bonds	7,299,299	-	7,299,299	-
Collateralized Mortgage Obligations	98,073,166	-	98,073,166	-
Asset Backed Securities	71,838,896	-	71,838,896	-
Short-Term Investments	43,381,455	$43,381,455	-	-
Total Investments in Securities	$779,615,656	$43,381,455	$736,104,622	$129,579
Sale Commitments Outstanding	($7,273,077)	-	($7,273,077)	-

Equity-Income Fund

Common Stocks
Consumer Discretionary	$171,096,508	$167,111,891	$3,984,617	-
Consumer Staples	104,214,826	104,214,826	-	-
Energy	180,883,196	180,883,196	-	-
Financials	281,865,427	281,865,427	-	-
Health Care	100,526,444	100,526,444	-	-
Industrials	197,180,117	197,180,117	-	-
Information Technology	100,160,348	100,160,348	-	-
Materials	75,384,196	75,384,196	-	-
Telecommunication Services	61,163,884	52,523,369	8,640,515	-
Utilities	100,681,267	100,681,267	-	-
Preferred Securities
Consumer Discretionary	8,581,464	8,581,464	-	-
Securities Lending Collateral	141,035,589	141,035,589	-	-

248

Short-Term Investments	60,784,797	60,784,797	-	-
Rights	90,047	90,047	-	-
Total Investments in Securities	$1,583,648,110	$1,571,022,978	$12,625,132	-

Fundamental Value Fund

Common Stocks
Consumer Discretionary	$117,369,151	$109,610,003	$7,759,148	-
Consumer Staples	216,542,625	205,829,822	10,712,803	-
Energy	125,751,672	120,989,889	4,761,783	-
Financials	432,101,648	396,654,204	35,447,444	-
Health Care	72,430,151	63,523,468	8,906,683	-
Industrials	67,391,314	36,689,764	30,701,550	-
Information Technology	104,646,860	104,646,860	-	-
Materials	74,422,589	60,818,938	13,603,651	-
Telecommunication Services	2,284,755	2,284,755	-	-
Convertible Bonds	574,403	-	574,403	-
Securities Lending Collateral	60,405,057	60,405,057	-	-
Short-Term Investments	79,475,134	-	79,475,134	-
Total Investments in Securities	$1,353,395,359	$1,161,452,760	$191,942,599	-

Global Bond Fund

Foreign Government Obligations	$268,753,768	-	$268,753,768	-
Corporate Bonds	346,158,889	-	346,158,889	-
U.S. Government & Agency Obligations	307,862,947	-	307,862,947	-
Municipal Bonds	26,938,648	-	26,938,648	-
Term Loans	5,285,884	-	5,285,884	-
Collateralized Mortgage Obligations	128,054,714	-	123,585,234	$4,469,480
Asset Backed Securities	21,212,256	-	20,056,143	1,156,113
Preferred Securities	134,850	$134,850	-	-
Options Purchased	32,391	-	32,391	-
Short-Term Investments	106,641,369	-	106,641,369	-
Total Investments in Securities	$1,211,075,716	$134,850	$1,205,315,273	$5,625,593
Sale Commitments Outstanding	($37,148,297)	-	($37,148,297)	-
Other Financial Instruments:
Futures	$783,166	$783,166	-	-
Forward Foreign Currency Contracts	$17,549,776	-	$17,549,776	-
Written Options	($2,521,299)	(21,000)	($2,491,714)	($8,585)
Interest Rate Swaps	$3,179,412	-	$3,179,412	-

249

Currency swaps	($191,049)	-	($191,049)	-
Credit Default Swaps	($1,240,613)	-	($1,240,613)	-

Global Real Estate Fund

Common Stocks
Australia	$39,741,754	-	$39,741,754	-
Austria	672,956	-	672,956	-
Canada	23,859,490	$23,859,490	-	-
China	5,037,643	-	5,037,643	-
France	16,971,489	-	16,971,489	-
Germany	4,129,462	-	4,129,462	-
Guernsey, C.I.	194,191	-	194,191	-
Hong Kong	45,356,266	-	45,356,266	-
Italy	6	-	-	$6
Japan	43,032,861	-	43,032,861	-
Jersey, C.I.	1,770,668	-	1,770,668	-
Netherlands	4,451,427	-	4,451,427	-
Norway	2,033,796	-	2,033,796	-
Singapore	21,573,375	-	21,573,375	-
Sweden	4,525,283	-	4,525,283	-
Switzerland	6,878,751	-	6,878,751	-
United Kingdom	25,490,589	-	25,490,589	-
United States	244,073,315	244,073,315	-	-
Securities Lending Collateral	17,668,752	17,668,752	-	-
Short-Term Investments	3,476,000	-	3,476,000	-
Total Investments in Securities	$510,938,074	$285,601,557	$225,336,511	$6

Health Sciences Fund

Common Stocks
Consumer Staples	$3,325,784	$2,567,043	$758,741	-
Health Care	348,250,285	324,275,801	23,974,484	-
Industrials	1,541,686	1,541,686	-	-
Information Technology	3,438,474	3,438,474	-	-
Materials	2,601,640	2,601,640	-	-
Preferred Securities	357,884	-	-	$357,884
Convertible Bonds	219,125	-	219,125	-
Options Purchased	75,032	75,032	-	-
Short-Term Investments	7,946,676	7,946,676	-	-

250

Total Investments in Securities	$367,756,586	$342,446,352	$24,952,350	$357,884
Other Financial Instruments:
Written Options	($4,796,847)	($4,796,847)	-	-

Heritage Fund

Common Stocks
Consumer Discretionary	$32,887,082	$32,887,082	-	-
Consumer Staples	14,916,631	14,916,631	-	-
Energy	11,845,227	11,845,227	-	-
Financials	8,869,190	8,869,190	-	-
Health Care	22,619,560	20,999,530	$1,620,030	-
Industrials	23,563,563	23,563,563	-	-
Information Technology	32,021,751	31,288,236	733,515	-
Materials	9,479,448	9,479,448	-	-
Telecommunication Services	2,191,772	2,191,772	-	-
Securities Lending Collateral	23,211,281	23,211,281	-	-
Short-Term Investments	4,522,295	4,522,295	-	-
Total Investments in Securities	$186,127,800	$183,774,255	$2,353,545	-
Other Financial Instruments:
Forward Foreign Currency Contracts	$23,119	-	$23,119	-

High Income Fund

Corporate Bonds	$184,208,019	-	$173,795,428	$10,412,591
Foreign Government Obligations	144,000	-	144,000	-
Convertible Bonds	54,973,184	-	54,973,184	-
Term Loans	19,635,725	-	19,635,725	-
Collateralized Mortgage Obligations	655,027	-	-	655,027
Asset Backed Securities	1,045,441	-	1,045,441	-
Common Stocks	19,871,975	$16,822,411	286,550	2,763,014
Preferred Securities	69,556,109	34,230,358	22,857,491	12,468,260
Escrow Certificates	224,626	-	224,626	-
Warrants	878,090	878,090	-	-
Short-Term Investments	15,387,968	-	15,387,968	-
Total Investments in Securities	$366,580,164	$51,930,859	$288,350,413	$26,298,892
Other Financial Instruments:
Forward Foreign Currency Contracts	$374,415	-	$374,415	-

High Yield Fund

251

Foreign Government Obligations	$29,740,512	-	$29,657,399	$83,113
Corporate Bonds	836,726,673	-	834,727,731	1,998,942
Capital Preferred Securities	9,964,283	-	9,140,108	824,175
Convertible Bonds	8,477,352	-	8,477,352	-
Term Loans	36,899,546	-	36,899,546	-
Common Stocks	21,656,770	$10,939,188	-	10,717,582
Preferred Securities	24,914,292	23,949,792	-	964,500
Escrow Certificates	198,688	-	-	198,688
Warrants	891,102	97,263	642,429	151,410
Options Purchased	1,699,719	-	1,699,719	-
Securities Lending Collateral	15,645,187	15,645,187	-	-
Short-Term Investments	30,500,000	-	30,500,000	-
Total Investments in Securities	$1,017,314,124	$50,631,430	$951,744,284	$14,938,410
Other Financial Instruments:
Forward Foreign Currency Contracts	$1,716,873	-	$1,716,873	-
Written Options	($1,009,251)	-	($1,009,251)	-
Credit Default Swaps	$1,697,147	-	$1,697,147	-

International Growth Stock Fund

Common Stocks
Australia	$18,681,178	-	$18,681,178	-
Belgium	6,834,331	-	6,834,331	-
Brazil	7,105,179	$7,105,179	-	-
Canada	26,359,359	26,359,359	-	-
China	3,943,800	-	3,943,800	-
Denmark	3,965,337	-	3,965,337	-
France	21,490,664	-	21,490,664	-
Germany	14,740,740	-	14,740,740	-
Hong Kong	9,500,123	-	9,500,123	-
Ireland	5,658,636	-	5,658,636	-
Israel	5,390,389	5,390,389	-	-
Japan	28,316,881	-	28,316,881	-
Mexico	12,303,549	12,303,549	-	-
Netherlands	11,209,549	745,277	10,464,272	-
Russia	1,837,476	-	1,837,476	-
Singapore	8,405,692	-	8,405,692	-
South Korea	8,131,186	-	8,131,186	-
Spain	3,222,811	-	3,222,811	-

252

Sweden	9,315,386	-	9,315,386	-
Switzerland	25,217,670	-	25,217,670	-
Taiwan	4,883,014	-	4,883,014	-
Turkey	2,550,220	-	2,550,220	-
United Kingdom	56,108,112	-	56,108,112	-
Preferred Securities	4,093,099	-	4,093,099
Short-Term Investments	28,604,520	28,604,520	-	-
Total Investments in Securities	$327,868,901	$80,508,273	$247,360,628	-

International Opportunities Fund

Common Stocks
Argentina	$3,198,870	$3,198,870	-	-
Belgium	4,695,519	-	$4,695,519	-
Brazil	3,143,675	3,143,675	-	-
Canada	9,372,862	9,372,862	-	-
China	7,115,795	5,063,874	2,051,921	-
Denmark	4,417,432	-	4,417,432	-
France	7,827,541	-	7,827,541	-
Germany	10,717,050	-	10,717,050	-
Hong Kong	14,360,861	-	14,360,861	-
Ireland	12,701,695	4,681,572	8,020,123	-
Israel	3,903,566	3,903,566	-	-
Japan	28,185,260	-	28,185,260	-
Luxembourg	5,225,467	-	5,225,467	-
Mexico	1,788,775	1,788,775	-	-
Netherlands	18,211,096	11,994,046	6,217,050	-
South Korea	5,611,020	-	5,611,020	-
Spain	3,463,061	-	3,463,061	-
Sweden	1,350,586	-	1,350,586	-
Switzerland	23,106,475	-	23,106,475	-
Taiwan	4,497,646	4,497,646	-	-
United Kingdom	30,299,640	-	30,299,640	-
United States	8,090,294	8,090,294	-	-
Preferred Securities
United Kingdom	31,608	-	31,608	-
Short-Term Investments	7,990,731	7,990,731	-	-
Total Investments in Securities	$219,306,525	$63,725,911	$155,580,614	-

253

International Small Cap Fund

Common Stocks
Australia	$10,078,771	-	$10,078,771	-
Austria	2,934,273	-	2,934,273	-
Bahamas	5,399,232	$5,399,232	-	-
Belgium	4,681,258	-	4,681,258	-
Canada	23,571,837	23,571,837	-	-
China	6,687,151	-	6,687,151	-
Finland	10,981,841	-	10,981,841	-
France	1,450,946	-	1,450,946	-
Germany	5,791,875	-	5,791,875	-
Greece	2,465,837	-	2,465,837	-
Hong Kong	17,475,606	-	17,475,606	-
Ireland	3,670,504	-	3,670,504	-
Italy	5,479,126	-	5,479,126	-
Japan	35,917,160	-	35,917,160	-
Liechtenstein	2,547,390	-	2,547,390	-
Luxembourg	1,844,310	-	1,844,310	-
Netherlands	24,932,005	-	24,932,005	-
Norway	5,286,727	-	5,286,727	-
Singapore	161,870	-	161,870	-
South Korea	27,116,173	-	27,116,173	-
Spain	10,780,760	-	10,780,760	-
Sweden	1,769,931	-	1,769,931	-
Switzerland	9,151,576	1,415,730	7,735,846	-
Taiwan	8,687,541	-	8,687,541	-
Thailand	7,884,899	-	7,884,899	-
Turkey	1,142,153	-	1,142,153	-
United Kingdom	35,547,994	-	35,547,994	-
Securities Lending Collateral	27,306,809	27,306,809	-	-
Short-Term Investments	16,000,000	-	16,000,000	-
Total Investments in Securities	$316,745,555	$57,693,608	$259,051,947	-

International Small Company Fund

Common Stocks
Australia	$13,785,100	$247,423	$13,461,289	$76,388
Austria	1,598,163	-	1,596,536	1,627
Bahamas	27,359	-	27,359	-

254

Belgium	2,283,164	-	2,283,164	-
Bermuda	1,164,789	-	1,164,789	-
Canada	21,328,276	21,309,182	19,094	-
Cayman Islands	21,178	21,178	-	-
China	116,526	-	116,526	-
Colombia	62,116	62,116	-	-
Cyprus	290,252	-	290,252	-
Denmark	2,211,495	-	2,211,495	-
Finland	4,191,038	-	4,191,038	-
France	6,707,709	-	6,707,709	-
Gabon	43,145	-	43,145	-
Germany	8,719,205	49,426	8,669,779	-
Gibraltar	165,991	-	165,991	-
Greece	1,019,844	-	1,019,752	92
Hong Kong	3,860,404	18,835	3,820,747	20,822
Ireland	2,492,824	-	2,491,807	1,017
Isle of Man	23,926	-	23,926	-
Israel	1,776,893	4,607	1,772,286	-
Italy	4,761,327	-	4,761,099	228
Japan	47,954,296	-	47,954,296	-
Jersey, C.I.	293,797	-	293,797	-
Liechtenstein	46,282	-	46,282	-
Luxembourg	387,512	-	387,412	100
Malta	122,164	-	122,164	-
Monaco	40,545	-	40,545	-
Netherlands	3,761,300	-	3,761,300	-
New Zealand	1,554,022	-	1,554,022	-
Norway	1,788,663	-	1,788,663	-
Peru	59,727	-	59,727	-
Portugal	623,914	-	623,914	-
Russia	14,845	-	14,845	-
Singapore	2,644,821	-	2,644,821	-
South Africa	24,976	24,976	-	-
Spain	3,045,235	-	3,045,027	208
Sweden	6,648,478	9,873	6,638,605	-
Switzerland	10,337,926	-	10,337,926	-
United Arab Emirates	46,949	-	46,949	-
United Kingdom	37,891,866	-	37,875,624	16,242

255

United States	616,286	368,424	247,862	-
Preferred Securities
Sweden	3,496	-	3,496	-
Warrants	12,713	12,713	-	-
Rights	3,247	1,153	808	1,286
Securities Lending Collateral	10,748,716	10,748,716	-	-
Short-Term Investments	1,754,219	1,754,219	-	-
Total Investments in Securities	$207,076,719	$34,632,841	$172,325,868	$118,010

International Value Fund

Common Stocks
Australia	$9,390,064	-	$9,390,064	-
Austria	8,032,762	-	8,032,762	-
Belgium	5,610,664	-	5,610,664	-
Brazil	13,673,513	$13,673,513	-	-
Canada	17,162,257	17,162,257	-	-
China	19,380,948	5,559,231	13,821,717	-
Denmark	10,817,943	-	10,817,943	-
France	147,298,359	-	147,298,359	-
Germany	69,240,227	-	69,240,227	-
Hong Kong	20,657,895	-	20,657,895	-
India	13,467,629	-	13,467,629	-
Ireland	9,188,221	-	9,188,221	-
Italy	12,878,718	-	12,878,718	-
Japan	63,292,454	-	63,292,454	-
Netherlands	123,898,291	-	123,898,291	-
Norway	49,142,509	-	49,142,509	-
Russia	12,867,968	12,867,968	-	-
Singapore	31,341,096	17,326,039	14,015,057	-
South Korea	77,771,528	26,610,906	51,160,622	-
Spain	12,409,304	-	12,409,304	-
Sweden	7,469,453	-	7,469,453	-
Switzerland	115,482,317	9,881,007	105,601,310	-
Taiwan	43,669,201	-	43,669,201	-
United Kingdom	202,645,894	-	202,645,894	-
Rights	324,501	324,501	-	-
Securities Lending Collateral	46,218,844	46,218,844	-	-
Short-Term Investments	42,000,000	-	42,000,000	-

256

Total Investments in Securities	$1,185,332,560	$149,624,266	$1,035,708,294	-

Mid Cap Stock Fund

Common Stocks
Consumer Discretionary	$200,452,697	$193,590,118	$6,862,579	-
Energy	61,843,059	61,431,703	411,356	-
Financials	36,838,673	30,777,116	6,061,557	-
Health Care	138,030,706	138,030,706	-	-
Industrials	132,437,418	122,631,612	9,805,806	-
Information Technology	234,886,844	234,886,844	-	-
Materials	25,208,105	25,208,105	-	-
Investment Companies	16,267,005	16,267,005	-	-
Securities Lending Collateral	223,605,986	223,605,986	-	-
Short-Term Investments	90,900,000	-	90,900,000	-
Total Investments in Securities	$1,160,470,493	$1,046,429,195	$114,041,298	-

Mid Cap Value Equity Fund

Common Stocks
Consumer Discretionary	$14,849,564	$14,849,564	-	-
Consumer Staples	9,050,847	9,050,847	-	-
Energy	10,495,569	10,495,569	-	-
Financials	25,885,635	25,885,635	-	-
Health Care	12,616,929	12,616,929	-	-
Industrials	22,207,486	22,207,486	-	-
Information Technology	8,938,923	8,938,923	-	-
Materials	9,287,062	9,287,062	-	-
Telecommunication Services	1,689,754	1,689,754	-	-
Utilities	11,876,714	11,876,714	-	-
Convertible Bonds
Materials	222,690	-	$222,690	-
Warrants	54,631	54,631	-	-
Securities Lending Collateral	12,416,784	12,416,784	-	-
Short-Term Investments	4,600,000	-	4,600,000	-
Total Investments in Securities	$144,192,588	$139,369,898	$4,822,690	-

Mid Value Fund

Common Stocks
Consumer Discretionary	$57,237,247	$55,606,009	$1,631,238	-

257

Consumer Staples	43,874,490	43,874,490	-	-
Energy	35,093,410	35,093,410	-	-
Financials	123,021,792	123,021,792	-	-
Health Care	28,417,446	28,417,446	-	-
Industrials	44,369,444	44,369,444	-	-
Information Technology	27,294,066	27,294,066	-	-
Materials	29,647,165	29,647,165	-	-
Telecommunication Services	4,706,779	4,706,779	-	-
Utilities	34,778,262	34,778,262	-	-
Preferred Securities
Financials	474,216	-	474,216	-
Utilities	442,888	442,888	-	-
Convertible Bonds
Financials	404,250	-	404,250	-
Materials	404,493	-	404,493	-
Securities Lending Collateral	69,094,161	69,094,161	-	-
Short-Term Investments	37,473,532	37,473,532	-	-
Total Investments in Securities	$536,733,641	$533,819,444	$2,914,197	-

Mutual Shares Fund

Common Stocks
Consumer Discretionary	$36,246,584	$28,526,667	$7,719,917	-
Consumer Staples	86,494,028	61,068,287	25,425,741	-
Energy	43,431,150	34,318,148	9,113,002	-
Financials	53,687,164	44,230,252	9,456,912	-
Health Care	55,580,993	55,580,993	-	-
Industrials	21,488,037	17,351,562	4,136,475	-
Information Technology	32,889,913	31,638,383	1,251,530	-
Materials	15,791,480	11,081,975	4,709,505	-
Telecommunication Services	7,825,670	-	7,825,670	-
Utilities	12,627,342	7,705,017	4,922,325	-
Corporate Bonds
Consumer Discretionary	2,629,560	-	2,629,560	-
Financials	310,562	-	310,562	-
Utilities	3,604,650	-	3,604,650	-
Convertible Bonds
Financials	1,373,431	-	1,373,431	-
Term Loans	12,607,249	-	12,607,249	-

258

Securities Lending Collateral	9,125,271	9,125,271	-	-
Short-Term Investments	19,896,808	-	19,896,808	-
Total Investments in Securities	$415,609,892	$300,626,555	$114,983,337	-
Other Financial Instruments:
Forward Foreign Currency Contracts	$2,255,333	-	$2,255,333	-

Real Return Bond Fund

U.S. Government & Agency Obligations	$641,657,074	-	$641,657,074	-
Foreign Government Obligations	25,100,943	-	25,100,943	-
Corporate Bonds	63,241,368	-	63,241,368	-
Municipal Bonds	1,400,283	-	1,400,283	-
Term Loans	1,962,669	-	1,962,669	-
Collateralized Mortgage Obligations	24,851,505	-	24,851,505	-
Asset Backed Securities	26,104,777	-	25,669,558	$435,219
Options Purchased	105,355	-	105,355	-
Short-Term Investments	1,958,909	-	1,958,909	-
Total Investments in Securities	$786,382,883	-	$785,947,664	$435,219
Other Financial Instruments:
Futures	$222,295	$222,295	-	-
Forward Foreign Currency Contracts	$1,780,682	-	$1,780,682	-
Written Options	($1,291,227)	-	($1,228,679)	($62,548)
Interest Rate Swaps	$2,085,846	-	$2,085,846	-
Credit Default Swaps	$315,329	-	$315,329	-

Smaller Company Growth Fund

Common Stocks
Consumer Discretionary	$16,276,712	$16,276,712	-	-
Consumer Staples	2,509,360	2,509,360	-	-
Energy	10,406,353	10,406,353	-	-
Financials	8,863,344	8,863,344	-	-
Health Care	17,857,459	17,857,035	-	$424
Industrials	18,354,024	18,354,024	-	-
Information Technology	26,389,647	26,389,647	-	-
Materials	4,943,646	4,943,646	-	-
Telecommunication Services	3,620,997	3,620,997	-	-
Utilities	20,595	20,595	-	-
Warrants	258	-	$258	-
Securities Lending Collateral	27,117,273	27,117,273	-	-

259

Short-Term Investments	1,421,323	51,323	1,370,000	-
Total Investments in Securities	$137,780,991	$136,410,309	$1,370,258	$424
Other Financial Instruments:
Futures	($16,965)	($16,965)	-	-

Spectrum Income Fund

U.S. Government & Agency Obligations	$258,128,895	-	$258,128,895	-
Foreign Government Obligations	141,192,123	-	140,968,523	$223,600
Corporate Bonds	437,325,268	-	437,325,268	-
Capital Preferred Securities	1,740,770	-	1,740,770	-
Municipal Bonds	8,505,741	-	8,505,741	-
Term Loans	15,446,216	-	15,446,216	-
Collateralized Mortgage Obligations	29,009,933	-	28,799,933	210,000
Asset Backed Securities	18,153,639	-	18,153,639	-
Common Stocks	144,728,286	$142,988,008	1,740,278	-
Preferred Securities	4,795,741	$3,983,263	812,478	-
Securities Lending Collateral	12,725,635	12,725,635	-	-
Rights	10,092	10,092	-	-
Short-Term Investments	27,167,011	25,791,809	1,375,202	-
Total Investments in Securities	$1,098,929,350	$185,498,807	$912,996,943	$433,600
Other Financial Instruments:
Futures	($127,707)	($127,707)	-	-
Forward Foreign Currency Contracts	$1,181,656	-	$1,181,656	-
Credit Default Swaps	($16,922)	-	($16,922)	-

Strategic Equity Allocation Fund

Common Stocks
Consumer Discretionary	$270,954,314	$226,039,699	$44,914,615	-
Consumer Staples	250,030,940	198,850,827	51,180,113	-
Energy	246,244,434	202,843,206	43,401,228	-
Financials	413,708,550	309,911,911	103,796,639	-
Health Care	261,426,827	227,183,348	34,242,633	$846
Industrials	270,797,284	221,921,878	48,875,406	-
Information Technology	398,614,754	370,165,926	28,448,828	-
Materials	128,150,355	80,183,124	47,967,231	-
Telecommunication Services	85,908,282	58,335,457	27,572,825	-
Utilities	92,005,651	74,113,624	17,892,027	-
Preferred Securities

260

Consumer Discretionary	1,324,840	109,039	1,215,801	-
Consumer Staples	553,150	178,040	375,110	-
Energy	1,771,814	1,771,814	-	-
Financials	3,258,410	3,258,410	-	-
Industrials	98,221	91,440	6,781	-
Information Technology	320,594	-	320,594	-
Materials	2,474,063	2,459,061	15,002	-
Telecommunication Services	458,936	458,936	-	-
Utilities	874,812	837,225	37,587	-
Investment Companies	6,838,043	6,838,043	-	-
Rights	35,692	35,576	116	-
Warrants	152,656	152,600	56	-
Securities Lending Collateral	77,641,042	77,641,042	-	-
Short-Term Investments	108,347,000	-	108,347,000	-
Total Investments in Securities	$2,621,990,664	$2,063,380,226	$558,609,592	$846
Other Financial Instruments:
Futures	($6,595,446)	($6,595,446)	-	-

Total Return Fund

U.S. Government & Agency Obligations	$2,440,659,364	-	$2,440,659,364	-
Foreign Government Obligations	145,395,804	-	145,395,804	-
Corporate Bonds	580,749,830	-	580,749,830	-
Term Loans	5,631,531	-	5,631,531	-
Municipal Bonds	105,351,539	-	105,351,539	-
Capital Preferred Securities	27,173,399	-	27,173,399	-
Collateralized Mortgage Obligations	139,192,121	-	139,192,121	-
Asset Backed Securities	23,611,770	-	23,611,770	-
Preferred Securities	24,586,308	$24,586,308	-	-
Escrow Certificates	2,500	-	-	$2,500
Short-Term Investments	48,661,246	-	48,661,246	-
Total Investments in Securities	$3,541,015,412	$24,586,308	$3,516,426,604	$2,500
Sale Commitments Outstanding	($5,963,112)	-	($5,963,112)	-
Other Financial Instruments:
Futures	$1,086,970	$1,086,970	-	-
Forward Foreign Currency Contracts	$12,029,205	-	$12,029,205	-
Written Options	($906,564)	-	($872,009)	($34,555)
Interest Rate Swaps	($4,888,900)	-	($4,888,900)	-
Credit Default Swaps	$2,751,516	-	$2,751,516	-

261

U.S. High Yield Bond Fund

Corporate Bonds	$527,028,837	-	$527,028,837	-
Capital Preferred Securities	1,106,452	-	1,106,452	-
Term Loans	81,761,377	-	81,761,377	-
Common Stocks	33,750	-	33,750	-
Preferred Securities	863,100	$825,120	-	$37,980
Short-Term Investments	20,418,655	20,288,387	130,268	-
Total Investments in Securities	$631,212,171	$21,113,507	$610,060,684	$37,980

Value Fund

Common Stock
Consumer Discretionary	$20,818,144	$20,818,144	-	-
Consumer Staples	10,002,993	10,002,993	-	-
Energy	10,874,668	10,874,668	-	-
Financials	30,637,576	30,637,576	-	-
Health Care	9,101,305	9,101,305	-	-
Industrials	13,031,350	13,031,350	-	-
Information Technology	21,988,670	21,988,670	-	-
Materials	11,492,137	11,492,137	-	-
Telecommunication Services	6,328,412	6,328,412	-	-
Utilities	11,199,370	11,199,370	-	-
Preferred Securities	1,577,685	-	$1,577,685	-
Short-Term Investments	12,849,326	12,849,326	-	-
Convertible Bonds	1,637,135	-	1,637,135	-
Total Investments in Securities	$161,538,771	$158,323,951	$3,214,820	-

262

The following tables show reconciliations of Level 3 assets for which significant unobservable inputs were used to determine fair value of the respective Funds. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2. Securities were transferred into Level 3 because a lack of observable market data which resulted from an absence of market activity for these securities. In addition, securities were transferred from Level 3 since observable market data became available due to the increased market activity of these securities.

High Income Fund

		Collateralized
	Corporate	Mortgage		Preferred
	Bonds	Obligations	Common Stocks	Securities	Totals

Balance as of 8-31-11	$12,544,663	$250,592	$6,020,920	$12,552,505	$31,368,680
Realized gain (loss)	(363,495)	-	-	-	(363,495)
Change in unrealized appreciation
(depreciation)	2,264,588	57,423	(3,257,906)	(84,245)	(1,020,140)
Purchases	61,488	2,442	-	-	63,930
Sales	(4,094,653)	(117,115)	-	-	(4,211,768)
Transfers into Level 3	-	461,685	-	-	461,685
Transfers out of Level 3	-	-	-	-	-
Balance as of 5-31-12	$10,412,591	$655,027	$2,763,014	$12,468,260	$26,298,892
Change in unrealized at period end*	$706,893	$57,423	($3,257,906)	($84,245)	($2,577,835)

High Yield Fund

	Foreign		Capital
	Government	Corporate	Preferred	Term	Common	Preferred	Escrow
	Obligations	Bonds	Securities	Loans	Stocks	Securities	Certificates	Warrants	Totals

Balance as of 8-31-11	$84,638	$5,454,000	-	$9,194	$9,239,080	$964,500	-	$118,965	$15,870,377
Realized gain (loss)	-	-	-	-	423,335	431,874	-	-	855,209
Change in unrealized appreciation
(depreciation)	(1,525)	(4,523)	($83,250)	2,812,544	645,351	16,826	$90,313	32,445	3,508,181
Purchases	-	2,003,244	907,425	-	833,151	-	-	-	3,743,820
Sales	-	-	-	(2,821,738)	(423,335)	(448,700)	-	-	(3,693,773)
Transfers into Level 3	-	221	-	-	-	-	108,375	-	108,596
Transfers out of Level 3	-	(5,454,000)	-	-	-	-	-	-	(5,454,000)
Balance as of 5-31-12	$83,113	$1,998,942	$824,175	-	$10,717,582	$964,500	$198,688	$151,410	$14,938,410
Change in unrealized at period end*	($1,525)	($4,523)	($83,250)	-	$970,431	-	$90,313	$32,445	$1,003,891

* Change in unrealized appreciation (depreciation) attributable to level 3 securities held at the period end.

263

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the High Income Fund’s Level 3 securities are outlined in the table below:

	Fair Value at	Valuation	Unobservable
High Income Fund	5-31-12	Technique	Inputs	Range

Corporate Bonds	$9,381,426	Market Approach	Offered quotes	$91.00-$96.82
				(weighted average: $93.67)
	1,031,165	Market Approach	Market comparable companies	$57.55

	10,412,591

Collateralized Mortgage Obligations	$655,027	Market Approach	Offered quotes	$0.63

Common Stocks	$416,172	Market Approach	EBITDA multiple	$52.72
			Discount for lack of marketability	10%
	1,996,734	Market Approach	Book value multiple	$7.15
			Discount for lack of marketability	10%
	350,108	Market Approach	Offered quotes	$2.00

	2,763,014

Preferred Securities	$12,468,260	Market Approach	EBITDA multiple	$74.00
			Discount for lack of marketability	10%

Increases/decreases in unobservable inputs from offered quotes, market comparable companies, EBITDA multiples, book value multiples or discounts for lack of marketability may result in increases/decreases in security valuation.

Repurchase agreements. The Funds may enter into repurchase agreements. When a Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the Funds.

When-issued/delayed delivery securities. The Funds may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (Sale Commitments Outstanding). At the time that a Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the Fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time that the Fund enters into this type of transaction, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments.

264

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Term loans (Floating rate loans). The Funds may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A Fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A Fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. A Fund may have limited rights to enforce the terms of an underlying loan.

At May 31, 2012, High Yield Fund had $564,066 in unfunded loan commitments outstanding.

Inflation indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted to a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. Excess amounts are recorded as an adjustment to cost.

Payment-in-kind bonds. The Funds may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. The Funds accrue income on these securities and this income is required to be distributed to shareholders. Because no cash is received at the time income accrues on these securities, the Funds may need to sell other investments to make distributions.

Real estate investment trusts. The Funds may invest in real estate investment trusts (REITs) and, as a result, will estimate the components of distributions from these securities. Such estimates are revised when actual components of distributions are known. Distributions from REITs received in excess of income may be recorded as a reduction of cost of investments and/or as a realized gain.

Stripped securities. Stripped mortgage-backed securities are financial instruments structured to separate principal and interest cash flows so that one class receives only principal payments from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage-backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Funds may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Funds may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Cost of investment securities for federal income tax purposes. The costs of investments owned on May 31, 2012, including short-term investments, for federal income tax purposes, were as follows:

265

				Net Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Aggregate Cost	Appreciation	Depreciation	(Depreciation)

Active Bond Fund	$1,659,834,027	$64,093,608	($20,215,851)	$43,877,757

All Cap Core Fund	616,888,305	48,416,723	(23,070,713)	25,346,010

All Cap Value Fund	799,269,862	53,714,241	(26,561,928)	27,152,313

Alpha Opportunities Fund	1,493,632,686	51,529,827	(67,737,431)	(16,207,604)

Blue Chip Growth Fund	1,531,221,403	749,403,554	(10,909,984)	738,493,570

Capital Appreciation Fund	1,393,766,982	490,430,951	(25,476,931)	464,954,020

Capital Appreciation Value Fund	1,465,717,593	86,157,142	(17,334,295)	68,822,847

Core Bond Fund	766,581,095	14,187,915	(1,153,354)	13,034,561

Core Diversified Growth & Income Portfolio	28,806,129	2,157,392	(471,944)	1,685,448

Core Fundamental Holdings Portfolio	13,184,103	1,068,475	(183,459)	885,016

Core Global Diversification Portfolio	32,744,387	578,248	(640,006)	(61,758)

Emerging Markets Debt Fund	13,502,459	278,564	(414,623)	(136,059)

Equity-Income Fund	1,510,980,156	151,453,883	(78,785,930)	72,667,953

Fundamental Value Fund	1,130,744,126	277,495,806	(54,844,573)	222,651,233

Global Bond Fund	1,244,134,495	21,630,119	(54,688,898)	(33,058,779)

Global Real Estate Fund	491,472,194	28,081,491	(8,615,611)	19,465,880

Health Sciences Fund	309,458,025	64,142,000	(5,843,439)	58,298,561

Heritage Fund	151,344,692	40,472,097	(5,688,989)	34,783,108

High Income Fund	377,033,877	28,790,006	(39,243,719)	(10,453,713)

High Yield Fund	1,052,036,430	27,111,632	(61,833,938)	(34,722,306)

International Growth Stock Fund	339,303,386	13,289,352	(24,723,837)	(11,434,485)

International Opportunities Fund	208,712,585	20,736,654	(10,142,714)	10,593,940

International Small Cap Fund	304,249,497	52,160,361	(39,664,303)	12,496,058

International Small Company Fund	248,854,912	22,676,490	(64,454,683)	(41,778,193)

International Value Fund	1,488,426,335	75,890,798	(378,984,573)	(303,093,775)

Investment Quality Bond Fund	543,510,226	23,823,039	(2,282,418)	21,540,621

Mid Cap Growth Index Fund	35,673,598	6,903,322	(2,135,065)	4,768,257

Mid Cap Stock Fund	1,092,994,826	118,761,508	(51,285,841)	67,475,667

Mid Cap Value Equity Fund	119,687,875	33,204,461	(8,699,748)	24,504,713

Mid Cap Value Index Fund	33,177,223	3,093,378	(1,928,583)	1,164,795

Mid Value Fund	527,540,805	47,796,061	(38,603,225)	9,192,836

Mutual Shares Fund	414,523,193	32,622,253	(31,535,554)	1,086,699

Real Estate Equity Fund	170,143,912	50,407,617	(167,474)	50,240,143

Real Estate Securities Fund	436,263,778	84,171,177	(1,525,506)	82,645,671

266

Real Return Bond Fund	755,448,745	36,693,244	(5,759,106)	30,934,138

Redwood Fund	339,315,135	18,942,440	(26,650,758)	(7,708,318)

Retirement Choices 2010 Portfolio (formerly Retirement 2010 Portfolio)	154,585,367	471,161	(832,856)	(361,695)

Retirement Choices 2015 Portfolio (formerly Retirement 2015 Portfolio)	222,515,255	597,901	(2,202,651)	(1,604,750)

Retirement Choices 2020 Portfolio (formerly Retirement 2020 Portfolio)	326,593,112	666,796	(7,180,325)	(6,513,529)

Retirement Choices 2025 Portfolio (formerly Retirement 2025 Portfolio)	381,668,920	548,370	(12,102,896)	(11,554,526)

Retirement Choices 2030 Portfolio (formerly Retirement 2030 Portfolio)	310,749,035	339,571	(12,351,551)	(12,011,980)

Retirement Choices 2035 Portfolio (formerly Retirement 2035 Portfolio)	245,909,100	222,064	(10,594,109)	(10,372,045)

Retirement Choices 2040 Portfolio (formerly Retirement 2040 Portfolio)	166,591,585	152,803	(7,472,466)	(7,319,663)

Retirement Choices 2045 Portfolio (formerly Retirement 2045 Portfolio)	126,104,100	121,094	(5,757,958)	(5,636,864)

Retirement Choices 2050 Portfolio (formerly Retirement 2050 Portfolio)	61,118,881	66,305	(2,771,483)	(2,705,178)

Short Term Government Income Fund	192,968,508	1,901,136	(136,108)	1,765,028

Small Cap Growth Fund	172,912,885	19,777,583	(7,550,556)	12,227,027

Small Cap Opportunities Fund	153,984,748	32,106,676	(11,185,090)	20,921,586

Small Cap Value Fund	119,943,393	36,904,733	(2,919,958)	33,984,775

Small Company Growth Fund	111,965,925	25,230,709	(5,221,624)	20,009,085

Small Company Value Fund	343,703,405	87,218,250	(16,053,668)	71,164,582

Smaller Company Growth Fund	131,116,029	13,856,103	(7,191,141)	6,664,962

Spectrum Income Fund	1,072,782,171	49,270,134	(23,122,955)	26,147,179

Strategic Equity Allocation Fund	2,760,887,409	29,446,411	(168,343,156)	(138,896,745)

Total Return Fund	3,485,663,818	92,407,243	(37,055,649)	55,351,594

U.S. High Yield Bond Fund	622,666,065	22,627,392	(14,081,286)	8,546,106

Value Fund	133,838,902	33,691,720	(5,991,851)	27,699,869

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates.

The following table summarizes the contracts held at May 31, 2012, and the range of futures contracts notional amounts held by the Funds during the period ended May 31, 2012. In addition the table details how the Funds used futures contracts during the period ended May 31, 2012.

Active Bond Fund

The Fund used futures contracts to manage duration. During the period ended May 31, 2012, the Fund held futures contracts with total values ranging up to approximately $14.9 million, as measured at each quarter end. At May 31, 2012 the Fund held no futures contracts.

All Cap Core Fund

267

The Fund used futures contracts to maintain diversity and liquidity of the Fund and as a substitute for securities purchased. During the period ended May 31, 2012, the Fund held futures contracts with total values ranging from approximately $6.0 million to $9.0 million, as measured at each quarter end.

						Unrealized
		Number of		Expiration		Appreciation
Fund	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

All Cap Core Fund	Russell 2000 Mini Index Futures	13	Long	Jun 2012	$989,430	($66,788)

	S&P 500 E-Mini Index Futures	122	Long	Jun 2012	7,986,120	(354,107)

						($420,895)

Emerging Markets Debt Fund

The Fund used futures contracts to manage against anticipated interest rate changes. During the period end May 31, 2012, the Fund held futures contracts with the total values up to approximately $0.7 million. At May 31, 2012, the Fund held no futures contracts.

Global Bond Fund

The Fund used futures contracts to manage duration, manage against anticipated interest rate changes, maintain diversity and liquidity of the Fund and as a substitute for securities purchased. During the period ended May 31, 2012, the Fund held futures contracts with total values ranging from approximately $170.5 million to $571.1 million, as measured at each quarter end.

						Unrealized
		Number of		Expiration		Appreciation
Fund	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

Global Bond Fund	10-Year Japan Government Bond Futures	42	Long	Jun 2012	$76,973,201	$261,295

	Eurodollar Futures	1,103	Long	Sep 2012	274,219,588	(125,301)

	Euro BTP Italian Government Bond Futures	27	Long	Jun 2012	3,323,194	(81,712)

	German Euro BOBL Futures	379	Long	Jun 2012	59,493,047	1,310,811

	German Euro BUND Futures	128	Long	Jun 2012	23,112,470	718,459

	German Euro BUND Futures	35	Long	Aug 2012	433	(37)

	U.S. Treasury 10-Year Note Futures	41	Long	Sep 2012	5,491,438	55,501

	U.S. Treasury 30-Year Bond Futures	342	Long	Sep 2012	51,203,813	242,417

	3-Year Australian Treasury Bond Futures	540	Short	Jun 2012	(58,470,860)	(1,461,694)

	10-Year Canada Government Bond Futures	83	Short	Sep 2012	(11,108,990)	(103,134)

	German Euro BUND Futures	20	Short	Jun 2012	(7,172)	17,290

	German Euro BUND Futures	76	Short	Jun 2012	(36,650)	80,120

	U.K. Long Gilt Bond Futures	41	Short	Sep 2012	(7,620,618)	(130,849)

						$783,166

High Yield Fund

268

The Fund used futures contracts to manage against anticipated interest rate changes. During the period ended May 31, 2012, the Fund held futures contracts with total values up to approximately $60.3 million, as measured at each quarter end. At May 31, 2012, the Fund held no futures contracts.

International Small Company Fund

The Fund used futures contracts as a substitute for securities purchased. During the period end May 31, 2012, the Fund held futures contracts with the total values up to approximately $14.6 million. At May 31, 2012, the Fund held no futures contracts.

Investment Quality Bond Fund

The Fund used futures contracts to manage duration, manage against anticipated interest rate changes and as a substitute for securities purchased. During the period ended May 31, 2012, the Fund held futures contracts with total values ranging from approximately $67.4 million to $167.1 million, as measured at each quarter end.

						Unrealized
		Number of		Expiration		Appreciation
Fund	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

Investment Quality Bond Fund	U.K. Long Gilt Bond Futures	29	Long	Sep 2012	$5,390,193	$97,840

	U.S. Treasury 2-Year Note Futures	124	Long	Sep 2012	27,330,375	15,356

	U.S. Treasury 5-Year Note Futures	83	Long	Sep 2012	10,307,563	35,558

	10-Year Australian Treasury Bond Futures	53	Short	Jun 2012	(6,561,403)	(109,008)

	German Euro Schatz Futures	102	Short	Jun 2012	(13,973,804)	(20,903)

	U.S. Treasury 10-Year Note Futures	29	Short	Sep 2012	(3,884,188)	(26,038)

						($7,195)

Mid Cap Growth Index Fund

The Fund used futures contracts as a substitute for securities purchased. During the period ended May 31, 2012, the Fund held futures contracts with total values ranging from approximately $0.6 million to $2.1 million, as measured at each quarter end.

						Unrealized
		Number of		Expiration		Appreciation
Fund	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

Mid Cap Growth Index Fund	S&P MidCap 400 E-Mini Index Futures	6	Long	Jun 2012	$554,880	($3,020)

						($3,020)

Mid Cap Value Index Fund

The Fund used futures contracts as a substitute for securities purchased. During the period ended May 31, 2012, the Fund held futures contracts with total values ranging from approximately $0.4 million to $1.2 million, as measured at each quarter end.

						Unrealized
		Number of		Expiration		Appreciation
Fund	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

Mid Cap Value Index Fund	S&P MidCap 400 E-Mini Index Futures	4	Long	Jun 2012	$369,920	($13,680)

						($13,680)

269

Real Return Bond Fund

The Fund used futures contracts to manage duration, manage against anticipated interest rate changes, maintain diversity and liquidity of the Fund and as a substitute for securities purchased. During the period ended May 31, 2012, the Fund held futures contracts with total values ranging from approximately $85.4 million to $270.3 million, as measured at each quarter end.

						Unrealized
		Number of		Expiration		Appreciation
Fund	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

Real Return Bond Fund	Eurodollar Futures	178	Long	Dec 2013	$44,197,400	$368,468

	Eurodollar Futures	96	Long	Mar 2015	23,760,000	123,262

	Eurodollar Futures	40	Long	Jun 2015	9,888,500	64,947

	German Euro BUND Futures	42	Short	Jun 2012	(7,583,779)	(334,382)

						$222,295

Short Term Government Income Fund

The Fund used futures contracts to manage duration. During the period ended May 31, 2012, the Fund held futures contracts with total values ranging up to approximately $14.9 million, as measured at each quarter end.

						Unrealized
		Number of		Expiration		Appreciation
Fund	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

Short Term Government Income
Fund	U.S. Treasury 5-Year Note Futures	120	Short	Sep 2012	($14,902,500)	($56,590)

						($56,590)

Smaller Company Growth Fund

The Fund used futures contracts as a substitute for securities purchased. During the period ended May 31, 2012, the Fund held futures contracts with total values ranging from approximately $0.5 million to $1.2 million, as measured at each quarter end.

						Unrealized
		Number of		Expiration		Appreciation
Fund	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

Smaller Company Growth Fund	Russell 2000 Mini Index Futures	6	Long	Jun 2012	$456,660	($16,965)

						($16,965)

Spectrum Income Fund

The Fund used futures contracts to manage duration, manage against anticipated interest rate changes and as a substitute for securities purchased. During the period ended May 31, 2012, the Fund held futures contracts with total values ranging from approximately $10.6 million to $27.0 million, as measured at each quarter end.

270

						Unrealized
		Number of		Expiration		Appreciation
Fund	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

Spectrum Income Fund	U.S. Treasury 10-Year Note Futures	13	Long	Sep 2012	$1,741,188	($2,074)

	U.S. Treasury 30-Year Note Futures	2	Long	Sep 2012	299,438	4,304

	Ultra Long U.S. Treasury Bond Futures	13	Long	Sep 2012	2,197,000	22,772

	10-Year Government of Canada Bond
	Futures	18	Short	Sep 2012	(2,409,178)	(23,663)

	U.S. Treasury 5-Year Note Futures	38	Short	Sep 2012	(4,719,125)	(15,457)

	U.S. Treasury 10-Year Note Futures	117	Short	Sep 2012	(15,670,688)	(113,589)

						($127,707)

Strategic Equity Allocation Fund

The Fund used futures contracts to manage against anticipated currency exchange rate changes, manage against anticipated changes in securities markets, maintain diversity and liquidity of the Fund and as a substitute for securities purchased. During the period ended May 31, 2012, the Fund held futures contracts as represented below.

						Unrealized
		Number of		Expiration		Appreciation
Fund	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

Strategic Equity Allocation Fund	CAD Currency Futures	23	Long	Jun 2012	$2,225,710	($69,608)

	MSCI EAFE Mini Index Futures	358	Long	Jun 2012	23,887,550	(1,734,050)

	MSCI Emerging Market E-Mini Futures	157	Long	Jun 2012	7,123,875	(459,576)

	Russell 2000 Mini Index Futures	127	Long	Jun 2012	9,665,970	(394,617)

	S&P 500 Index Futures	231	Long	Jun 2012	75,606,300	(3,437,601)

	S&P Midcap 400 E-Mini Index Futures	129	Long	Jun 2012	11,929,920	(459,451)

	S&P TSE 60 Index Futures	18	Long	Jun 2012	2,285,095	(40,543)

						($6,595,446)

Total Return Fund

The Fund used futures contracts to manage duration, manage against anticipated interest rate changes, maintain diversity and liquidity of the Fund and as a substitute for securities purchased. During the period ended May 31, 2012, the Fund held futures contracts with total values ranging from approximately $183.2 million to $3.5 billion, as measured at each quarter end.

						Unrealized
		Number of		Expiration		Appreciation
Fund	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

Total Return Fund	Eurodollar Futures	119	Long	Mar 2015	$29,452,500	$28,135

	Eurodollar Futures	214	Long	Jun 2015	52,903,475	(5,579)

271

Eurodollar Futures	63	Long	Sep 2015	15,554,700	21,173

U.S. Treasury 10-Year Note Futures	391	Long	Sep 2012	52,369,563	445,749

U.S. Treasury 30-Year Note Futures	220	Long	Sep 2012	32,938,125	597,492

					$1,086,970

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral and the risk that currency movements will not occur thereby reducing a Fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

The following table summarizes the contracts held at May 31, 2012, and the range of notional contract amounts held by the Funds during the period ended May 31, 2012. In addition, the table details how the Funds used forward foreign currency contracts during the period ended May 31, 2012.

Active Bond Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the period ended May 31, 2012, the Fund held forward foreign currency contracts with USD notional values ranging up to approximately $6.7 million, as measured at each quarter end. At May 31, 2012, the Fund held no forward foreign currency contracts.

Alpha Opportunities Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the period ended May 31, 2012, the Fund held forward foreign currency contracts with USD notional values ranging up to approximately $6.7 million, as measured at each quarter end. At May 31, 2012, the Fund held no forward foreign currency contracts.

Capital Appreciation Value Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the period ended May 31, 2012, the Fund held forward foreign currency contracts with USD notional values ranging up to approximately $15.2 million, as measured at each quarter end. At May 31, 2012, the Fund held no forward foreign currency contracts.

Emerging Markets Debt Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes, gain exposure to foreign currencies and to maintain diversity and liquidity of the Fund. During the period ended May 31, 2012, the Fund held forward foreign currency contracts with USD notional values ranging from approximately $0.1 million to $4.5 million, as measured at each quarter end.

			Principal Amount			Unrealized
		Principal Amount	Covered by Contract		Settlement	Appreciation
Fund	Currency	Covered by Contract	(USD)	Counterparty	Date	(Depreciation)

272

Emerging Markets
Debt Fund	Buys

	Canadian Dollar	295,320	$300,000	Toronto Dominion Bank	6/18/2012	($14,177)

	Mexican Peso	1,940,445	151,955	Royal Bank of Canada	6/18/2012	(16,943)

			$451,955			($31,120)

	Sells

	Canadian Dollar	295,449	$300,000	Toronto Dominion Bank	6/18/2012	$14,052

			$300,000			$14,052

Global Bond Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes, gain exposure to foreign currencies and to maintain diversity and liquidity of the Fund. During the period ended May 31, 2012, the Fund held forward foreign currency contracts with USD notional values ranging from approximately $945.0 million to $1.4 billion, as measured at each quarter end.

			Principal Amount			Unrealized
		Principal Amount	Covered by Contract		Settlement	Appreciation
Fund	Currency	Covered by Contract	(USD)	Counterparty	Date	(Depreciation)

Global Bond Fund	Buys

	Australian Dollar	1,029,000	$996,818	Barclays Bank	6/7/2012	$5,251

	Australian Dollar	6,181,000	6,014,840	HSBC Bank	6/7/2012	4,391

	Australian Dollar	114,000	115,041	Royal Bank of Canada	6/7/2012	(4,025)

	Australian Dollar	141,000	138,222	Royal Bank of Scotland PLC	6/7/2012	(912)

	Australian Dollar	9,449,000	9,705,118	UBS AG	6/7/2012	(503,417)

	Brazilian Real	311,957	161,218	Barclays Capital	6/4/2012	(6,543)

	Canadian Dollar	2,302,000	2,227,234	HSBC Bank	6/4/2012	1,407

	Canadian Dollar	17,278,000	17,277,682	Barclays Bank	6/21/2012	(556,397)

	Canadian Dollar	1,178,000	1,174,932	BNP Paribas SA	6/21/2012	(34,889)

	Canadian Dollar	4,385,312	4,339,942	Citibank N.A.	6/21/2012	(95,929)

	Canadian Dollar	8,428,000	8,273,917	Deutsche Bank AG	6/21/2012	(117,476)

	Canadian Dollar	911,000	892,844	HSBC Bank	6/21/2012	(11,197)

	Canadian Dollar	2,474,000	2,486,351	JPMorgan Chase Bank	6/21/2012	(92,065)

	Canadian Dollar	3,673,293	3,692,146	Royal Bank of Canada	6/21/2012	(137,210)

	Canadian Dollar	1,547,000	1,515,218	Royal Bank of Scotland PLC	6/21/2012	(18,064)

	Canadian Dollar	2,591,000	2,587,438	UBS AG	6/21/2012	(79,923)

	Chilean Peso	11,892,800	23,879	Barclays Capital	8/14/2012	(1,057)

	Chinese Yuan Renminbi	11,402,580	1,801,441	Barclays Capital	6/1/2012	(11,116)

	Chinese Yuan Renminbi	56,786,856	8,946,728	Citibank N.A.	6/1/2012	(30,595)

273

Chinese Yuan Renminbi	20,104,870	3,176,275	Credit Suisse	6/1/2012	(19,599)

Chinese Yuan Renminbi	13,955,760	2,204,806	Deutsche Bank AG	6/1/2012	(13,605)

Chinese Yuan Renminbi	25,724,160	4,064,041	Goldman Sachs	6/1/2012	(25,077)

Chinese Yuan Renminbi	6,413,910	1,013,304	HSBC Bank	6/1/2012	(6,253)

Chinese Yuan Renminbi	163,076,625	25,788,336	JPMorgan Chase Bank	6/1/2012	(183,590)

Chinese Yuan Renminbi	20,722,240	3,273,811	Morgan Stanley	6/1/2012	(20,201)

Chinese Yuan Renminbi	36,133,419	5,691,813	UBS AG	6/1/2012	(18,486)

Chinese Yuan Renminbi	17,000,000	2,713,921	Deutsche Bank AG	8/5/2013	(58,556)

Chinese Yuan Renminbi	42,000,000	6,738,328	Goldman Sachs	8/5/2013	(178,016)

Chinese Yuan Renminbi	53,163,414	8,418,593	UBS AG	8/5/2013	(114,579)

Chinese Yuan Renminbi	6,158,020	1,012,000	Barclays Capital	4/25/2014	(54,655)

Chinese Yuan Renminbi	12,947,975	2,126,000	Citibank N.A.	4/25/2014	(113,068)

Chinese Yuan Renminbi	4,762,380	782,000	Goldman Sachs	4/25/2014	(41,626)

Chinese Yuan Renminbi	4,101,290	674,000	HSBC Bank	4/25/2014	(36,401)

Chinese Yuan Renminbi	7,796,270	1,280,000	JPMorgan Chase Bank	4/25/2014	(67,968)

Chinese Yuan Renminbi	7,939,353	1,301,000	Royal Bank of Scotland PLC	4/25/2014	(66,724)

Chinese Yuan Renminbi	8,208,665	1,349,000	UBS AG	4/25/2014	(72,856)

Chinese Yuan Renminbi	3,868,200	630,000	Bank of America N.A.	9/8/2015	(31,280)

Chinese Yuan Renminbi	6,668,200	1,092,925	Barclays Capital	9/8/2015	(60,821)

Chinese Yuan Renminbi	30,936,600	5,114,018	Citibank N.A.	9/8/2015	(325,653)

Chinese Yuan Renminbi	3,950,000	653,595	JPMorgan Chase Bank	9/8/2015	(42,214)

Chinese Yuan Renminbi	3,753,050	610,000	Morgan Stanley	9/8/2015	(29,103)

Danish Krone	30,215,000	5,193,522	HSBC Bank	8/23/2012	(157,801)

Euro	21,543,000	28,547,469	Barclays Bank	6/1/2012	(1,909,539)

Euro	6,924,000	8,649,638	BNP Paribas SA	6/1/2012	(88,109)

Euro	6,871,000	8,613,974	Citibank N.A.	6/1/2012	(117,979)

Euro	7,929,000	10,183,411	Credit Suisse	6/1/2012	(379,199)

Euro	7,476,000	9,725,355	Deutsche Bank AG	6/1/2012	(481,277)

Euro	7,190,000	9,096,069	Goldman Sachs	6/1/2012	(205,630)

Euro	6,463,000	8,140,149	HSBC Bank	6/1/2012	(148,646)

Euro	6,337,000	7,970,334	JPMorgan Chase Bank	6/1/2012	(134,630)

Euro	3,409,000	4,503,732	Morgan Stanley	6/1/2012	(288,502)

Euro	4,365,000	5,683,195	Royal Bank of Canada	6/1/2012	(285,870)

Euro	1,609,000	2,047,482	Royal Bank of Scotland PLC	6/1/2012	(57,952)

Euro	383,000	502,770	Credit Suisse	6/14/2012	(29,170)

Euro	2,623,000	3,273,884	Royal Bank of Scotland PLC	7/3/2012	(30,151)

274

Euro	285,000	357,236	UBS AG	7/3/2012	(4,791)

Hong Kong Dollar	71,485,066	9,210,153	UBS AG	8/17/2012	2,014

Indian Rupee	58,189,765	1,139,189	JPMorgan Chase Bank	7/12/2012	(110,489)

Indonesian Rupiah	204,770,000	21,738	UBS AG	7/2/2012	(21)

Japanese Yen	2,825,087,000	35,481,682	BNP Paribas SA	6/7/2012	572,098

Japanese Yen	217,994,000	2,744,747	Barclays Bank	6/27/2012	37,867

Japanese Yen	10,423,056,000	130,740,848	BNP Paribas SA	6/27/2012	2,305,653

Japanese Yen	1,112,629,000	14,029,038	Deutsche Bank AG	6/27/2012	173,264

Japanese Yen	335,331,000	4,240,134	HSBC Bank	6/27/2012	40,244

Japanese Yen	863,863,000	10,764,514	Royal Bank of Canada	6/27/2012	262,382

Japanese Yen	10,886,157,000	136,028,729	UBS AG	6/27/2012	2,929,087

Malaysian Ringgit	113,917	36,937	JPMorgan Chase Bank	7/16/2012	(1,111)

Mexican Peso	11,291,588	870,698	Barclays Bank	6/15/2012	(84,796)

Mexican Peso	58,389,672	4,411,414	Deutsche Bank AG	6/15/2012	(347,459)

Mexican Peso	39,184,007	3,052,712	HSBC Bank	6/15/2012	(325,482)

Mexican Peso	123,791,655	9,377,792	JPMorgan Chase Bank	6/15/2012	(761,820)

Mexican Peso	8,421,994	649,982	UBS AG	6/15/2012	(63,806)

Mexican Peso	85,688,590	6,173,000	Barclays Bank	8/15/2012	(245,353)

Mexican Peso	18,185,105	1,318,000	HSBC Bank	8/15/2012	(60,016)

Mexican Peso	95,961,244	6,903,000	UBS AG	8/15/2012	(264,726)

Mexican Peso	143,616,705	10,771,522	HSBC Bank	9/20/2012	(864,784)

Norwegian Krone	7,967,000	1,333,766	UBS AG	6/28/2012	(32,058)

Philippine Peso	1,395,310	32,091	Citibank N.A.	6/8/2012	(28)

Pound Sterling	178,000	279,731	Bank of Nova Scotia	6/12/2012	(5,406)

Pound Sterling	7,130,000	11,327,623	Barclays Bank	6/12/2012	(339,194)

Pound Sterling	7,951,000	12,719,359	BNP Paribas SA	6/12/2012	(465,643)

Pound Sterling	1,403,000	2,226,410	Citibank N.A.	6/12/2012	(64,171)

Pound Sterling	2,818,000	4,562,427	Credit Suisse	6/12/2012	(219,454)

Pound Sterling	3,772,000	5,959,081	Deutsche Bank AG	6/12/2012	(145,848)

Pound Sterling	3,662,000	5,854,232	HSBC Bank	6/12/2012	(210,526)

Pound Sterling	9,471,000	15,252,514	JPMorgan Chase Bank	6/12/2012	(656,244)

Pound Sterling	4,265,000	6,804,253	Royal Bank of Canada	6/12/2012	(231,230)

Pound Sterling	403,000	635,477	Royal Bank of Scotland PLC	6/12/2012	(14,392)

Pound Sterling	13,000	20,376	HSBC Bank	7/3/2012	(343)

South Korean Won	1,195,867,500	1,025,000	BNP Paribas SA	7/12/2012	(12,502)

South Korean Won	639,735,200	548,000	Citibank N.A.	7/12/2012	(6,359)

275

South Korean Won	639,735,200	548,000	JPMorgan Chase Bank	7/12/2012	(6,359)

South Korean Won	32,413,119	28,750	UBS AG	7/12/2012	(1,307)

Swedish Krona	3,000,000	446,264	JPMorgan Chase Bank	6/1/2012	(33,297)

Swedish Krona	22,748,000	3,177,361	Deutsche Bank AG	8/23/2012	(55,137)

Swedish Krona	3,000,000	414,422	Royal Bank of Scotland PLC	8/23/2012	(2,664)

Taiwan Dollar	805,375	27,163	Barclays Capital	6/5/2012	(180)

		$725,755,124			($6,898,939)

Sells

Australian Dollar	1,386,000	$1,344,420	Barclays Bank	6/6/2012	($5,431)

Australian Dollar	1,825,000	1,811,988	Barclays Bank	6/7/2012	34,752

Australian Dollar	46,096,000	47,520,366	HSBC Bank	6/7/2012	2,630,791

Australian Dollar	580,000	585,289	JPMorgan Chase Bank	6/7/2012	20,469

Australian Dollar	1,757,000	1,749,747	Royal Bank of Canada	6/7/2012	38,731

Australian Dollar	2,279,000	2,258,112	UBS AG	6/7/2012	38,758

Brazilian Real	311,957	178,536	Morgan Stanley	6/4/2012	23,861

Brazilian Real	311,957	159,552	Barclays Capital	8/2/2012	6,588

Canadian Dollar	3,234,793	3,140,000	Citibank N.A.	6/6/2012	8,426

Canadian Dollar	352,000	352,888	Barclays Bank	6/21/2012	12,229

Canadian Dollar	97,000	97,542	BNP Paribas SA	6/21/2012	3,667

Canadian Dollar	39,000	39,185	Citibank N.A.	6/21/2012	1,442

Canadian Dollar	93,000	92,879	Deutsche Bank AG	6/21/2012	2,876

Canadian Dollar	2,302,000	2,226,377	HSBC Bank	6/21/2012	(1,451)

Canadian Dollar	140,000	140,730	JPMorgan Chase Bank	6/21/2012	5,241

Canadian Dollar	14,237,000	13,777,320	Royal Bank of Canada	6/21/2012	(950)

Chinese Yuan Renminbi	11,402,580	1,785,000	Barclays Capital	6/1/2012	(5,325)

Chinese Yuan Renminbi	56,786,856	8,902,000	Citibank N.A.	6/1/2012	(14,134)

Chinese Yuan Renminbi	20,104,870	3,149,000	Credit Suisse	6/1/2012	(7,676)

Chinese Yuan Renminbi	13,955,760	2,184,000	Deutsche Bank AG	6/1/2012	(7,201)

Chinese Yuan Renminbi	25,724,160	4,032,000	Goldman Sachs	6/1/2012	(6,964)

Chinese Yuan Renminbi	6,413,910	1,005,000	HSBC Bank	6/1/2012	(2,051)

Chinese Yuan Renminbi	163,076,625	25,763,721	JPMorgan Chase Bank	6/1/2012	158,975

Chinese Yuan Renminbi	20,722,240	3,248,000	Morgan Stanley	6/1/2012	(5,610)

Chinese Yuan Renminbi	36,133,419	5,658,000	UBS AG	6/1/2012	(15,327)

Chinese Yuan Renminbi	14,743,000	2,300,000	JPMorgan Chase Bank	10/15/2012	(10,357)

Chinese Yuan Renminbi	2,514,914	398,876	Barclays Capital	2/1/2013	5,180

276

Chinese Yuan Renminbi	54,634,542	8,522,000	Deutsche Bank AG	2/1/2013	(30,750)

Chinese Yuan Renminbi	136,667,730	21,449,852	JPMorgan Chase Bank	2/1/2013	55,237

Euro	7,764,000	9,796,455	Barclays Bank	6/1/2012	196,266

Euro	7,270,000	9,526,857	Deutsche Bank AG	6/1/2012	537,499

Euro	26,266,000	34,706,942	HSBC Bank	6/1/2012	2,229,019

Euro	12,764,000	16,840,019	JPMorgan Chase Bank	6/1/2012	1,057,327

Euro	3,117,000	3,966,439	Royal Bank of Scotland PLC	6/1/2012	112,267

Euro	25,239,000	33,082,696	UBS AG	6/1/2012	1,874,659

Euro	2,632,000	3,274,626	Citibank N.A.	6/6/2012	20,130

Euro	1,984,000	2,458,186	Royal Bank of Scotland PLC	6/11/2012	4,897

Euro	11,135,000	13,911,093	BNP Paribas SA	7/3/2012	140,993

Euro	6,854,000	8,592,531	Citibank N.A.	7/3/2012	116,530

Euro	4,184,000	5,257,447	Credit Suisse	7/3/2012	83,303

Euro	7,190,000	9,097,471	Goldman Sachs	7/3/2012	205,956

Euro	9,287,000	11,633,111	HSBC Bank	7/3/2012	148,341

Euro	5,616,000	7,029,294	JPMorgan Chase Bank	7/3/2012	84,267

Euro	4,638,000	5,793,730	UBS AG	7/3/2012	58,147

Euro	715,000	906,967	Citibank N.A.	11/20/2012	21,155

Euro	869,000	1,092,985	Credit Suisse	11/20/2012	16,383

Euro	2,656,000	3,386,121	Deutsche Bank AG	11/20/2012	95,610

Euro	1,072,000	1,351,047	UBS AG	11/20/2012	22,949

Euro	794,000	1,003,537	Bank of America N.A.	5/20/2013	15,735

Euro	2,655,000	3,404,241	Barclays Bank	5/23/2013	100,958

Euro	879,000	1,119,745	Credit Suisse	5/23/2013	26,115

Euro	982,000	1,242,858	UBS AG	5/23/2013	21,079

Hong Kong Dollar	71,534,592	9,216,000	HSBC Bank	8/17/2012	(2,549)

Indian Rupee	60,392,210	1,247,000	Deutsche Bank AG	7/12/2012	179,365

Japanese Yen	3,550,195,000	43,731,200	Deutsche Bank AG	6/7/2012	(1,576,414)

Japanese Yen	90,070,000	1,127,843	BNP Paribas SA	6/27/2012	(21,868)

Mexican Peso	241,078,917	18,644,207	HSBC Bank	6/15/2012	1,864,971

Mexican Peso	46,000,000	3,599,937	Barclays Bank	6/28/2012	402,910

Mexican Peso	20,000,000	1,444,774	HSBC Bank	7/12/2012	56,800

Mexican Peso	251,000,000	18,990,694	Morgan Stanley	7/26/2012	1,595,762

Mexican Peso	143,000,000	11,110,369	Morgan Stanley	8/9/2012	1,213,298

Mexican Peso	7,963,573	562,928	Barclays Bank	8/15/2012	12,035

Mexican Peso	121,507,358	9,149,995	JPMorgan Chase Bank	8/15/2012	744,527

277

Mexican Peso	12,387,328	860,500	Morgan Stanley	8/15/2012	3,587

Mexican Peso	180,685,584	12,963,744	UBS AG	8/15/2012	464,527

Mexican Peso	140,000,000	10,795,805	UBS AG	8/23/2012	1,117,359

Mexican Peso	195,000,000	15,156,226	HSBC Bank	9/20/2012	1,705,047

Mexican Peso	143,616,705	10,784,878	UBS AG	9/20/2012	878,139

Mexican Peso	20,000,000	1,542,615	UBS AG	10/4/2012	164,476

Mexican Peso	86,549,798	6,472,223	Barclays Bank	10/18/2012	514,690

Mexican Peso	305,058,177	22,901,900	HSBC Bank	10/18/2012	1,903,654

New Zealand Dollar	37,137,000	28,734,029	UBS AG	6/28/2012	791,170

Norwegian Krone	6,621,000	1,094,788	UBS AG	6/28/2012	13,000

Philippine Peso	1,395,310	32,366	Citibank N.A.	6/8/2012	303

Philippine Peso	1,395,310	31,893	Citibank N.A.	10/31/2012	117

Pound Sterling	836,000	1,301,247	Credit Suisse	6/6/2012	12,804

Pound Sterling	166,000	264,029	Barclays Bank	6/12/2012	8,197

Pound Sterling	2,142,000	3,367,698	BNP Paribas SA	6/12/2012	66,545

Pound Sterling	12,222,000	19,340,558	Citibank N.A.	6/12/2012	504,573

Pound Sterling	4,882,000	7,651,410	Deutsche Bank AG	6/12/2012	127,495

Pound Sterling	3,355,000	5,265,313	HSBC Bank	6/12/2012	94,740

Pound Sterling	26,945,000	42,529,720	JPMorgan Chase Bank	6/12/2012	1,003,322

Pound Sterling	1,680,000	2,676,055	Royal Bank of Canada	6/12/2012	86,916

Pound Sterling	391,000	610,889	Royal Bank of Scotland PLC	6/12/2012	8,297

Pound Sterling	13,897,000	21,809,730	UBS AG	6/12/2012	392,311

Singapore Dollar	26,672	21,592	UBS AG	8/3/2012	890

South African Rand	92,876	11,041	Deutsche Bank AG	7/26/2012	183

South Korean Won	1,161,583,500	979,000	Barclays Capital	7/12/2012	(4,471)

South Korean Won	1,168,008,000	984,000	Morgan Stanley	7/12/2012	(4,910)

Swedish Krona	3,000,000	415,697	Royal Bank of Scotland PLC	6/1/2012	2,730

Taiwan Dollar	805,375	27,370	UBS AG	6/5/2012	387

Taiwan Dollar	805,375	27,329	Barclays Capital	11/30/2012	219

		$689,825,370			$24,448,715

Heritage Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the period ended May 31, 2012, the Fund held foreign forward currency contracts with USD notional values ranging from approximately $1.1 million to $1.8 million, as measured at each quarter end.

			Principal Amount			Unrealized
		Principal Amount	Covered by Contract		Settlement	Appreciation
Fund	Currency	Covered by Contract	(USD)	Counterparty	Date	(Depreciation)

278

Heritage Fund	Sells

	Euro	1,001,559	$1,253,353	UBS AG	6/29/2012	$14,795

	Pound Sterling	352,929	552,197	Credit Suisse	6/29/2012	8,324

			$1,805,550			$23,119

High Income Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the period ended May 31, 2012, the Fund held forward foreign currency contracts with USD notional values ranging from approximately $9.7 million to $10.8 million, as measured at each quarter end.

			Principal Amount			Unrealized
		Principal Amount	Covered by Contract		Settlement	Appreciation
Fund	Currency	Covered by Contract	(USD)	Counterparty	Date	(Depreciation)

High Income Fund	Sells

	Canadian Dollar	8,992,604	$9,048,433	Bank of Nova Scotia	6/18/2012	$345,019

	Euro	514,388	665,474	State Street Bank & Trust Company	6/18/2012	29,396

			$9,713,907			$374,415

High Yield Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the period ended May 31, 2012, the Fund held forward foreign currency contracts with USD notional values ranging from approximately $28.5 million to $35.9 million, as measured at each quarter end.

			Principal Amount			Unrealized
		Principal Amount	Covered by Contract		Settlement	Appreciation
Fund	Currency	Covered by Contract	(USD)	Counterparty	Date	(Depreciation)

High Yield Fund	Buys

	Brazilian Real	2,478,040	$1,232,243	Citibank N.A.	6/15/2012	($6,421)

			$1,232,243			($6,421)

	Sells

	Brazilian Real	2,478,040	$1,258,719	Citibank N.A.	6/15/2012	$32,897

	Euro	2,228,910	2,901,238	JPMorgan Chase Bank	6/15/2012	145,064

	Euro	2,008,733	2,605,551	Citibank N.A.	8/16/2012	120,423

	Euro	350,850	451,844	JPMorgan Chase Bank	8/16/2012	17,786

	Euro	15,391,387	20,167,883	UBS AG	8/16/2012	1,126,241

	Pound Sterling	3,743,065	6,047,671	UBS AG	8/16/2012	280,883

			$33,432,906			$1,723,294

International Opportunities Fund

279

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the period ended May 31, 2012, the Fund held forward foreign currency contracts with USD notional values ranging up to approximately $119.6 million, as measured at each quarter end. At May 31, 2012, the Fund held no forward foreign currency contracts.

Investment Quality Bond Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes and to gain exposure to foreign currencies. During the period ended May 31, 2012, the Fund held forward foreign currency contracts with USD notional value from approximately $12.0 million to $70.2 million, as measured at each quarter end.

			Principal Amount			Unrealized
		Principal Amount	Covered by Contract		Settlement	Appreciation
Fund	Currency	Covered by Contract	(USD)	Counterparty	Date	(Depreciation)

Investment Quality
Bond Fund	Buys

	Brazilian Real	2,260,000	$1,117,539	Royal Bank of Canada	6/4/2012	$3,020

	Brazilian Real	2,260,000	1,133,059	UBS AG	6/4/2012	(12,500)

	Mexican Peso	5,795,000	439,341	Goldman Sachs	6/20/2012	(36,229)

	Mexican Peso	42,070,000	3,174,012	Royal Bank of Canada	6/20/2012	(247,535)

	Mexican Peso	5,950,000	440,731	UBS AG	6/20/2012	(26,836)

			$6,304,682			($320,080)

	Sells

	Brazilian Real	2,260,000	$1,188,192	Royal Bank of Canada	6/4/2012	$67,632

	Brazilian Real	2,260,000	1,117,539	UBS AG	6/4/2012	(3,020)

	Brazilian Real	2,260,000	1,127,070	UBS AG	7/3/2012	13,329

	Mexican Peso	4,347,000	334,432	Citibank N.A.	6/20/2012	32,046

	Mexican Peso	16,976,000	1,311,532	Morgan Stanley	6/20/2012	130,646

	Mexican Peso	4,346,000	332,235	Standard Chartered Bank	6/20/2012	29,918

	Mexican Peso	4,346,000	332,126	UBS AG	6/20/2012	29,809

			$5,743,126			$300,360

Mutual Shares Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes and maintain diversity and liquidity of the Fund. During the period ended May 31, 2012, the Fund held forward foreign currency contracts with USD notional values ranging from approximately $68.2 million to $108.6 million, as measured at each quarter end.

			Principal Amount			Unrealized
		Principal Amount	Covered by Contract		Settlement	Appreciation
Fund	Currency	Covered by Contract	(USD)	Counterparty	Date	(Depreciation)

280

Mutual Shares
Fund	Buys

	Euro	330,434	$434,780	Bank of America N.A.	7/17/2012	($26,102)

	Euro	568,827	749,817	Barclays Bank	7/17/2012	(46,297)

	Euro	2,327,233	3,031,747	Deutsche Bank AG	7/17/2012	(153,444)

	Euro	81,887	107,018	HSBC Bank	7/17/2012	(5,741)

	Euro	226,800	293,654	State Street Bank & Trust Company	7/17/2012	(13,149)

	Japanese Yen	7,344,000	91,819	Deutsche Bank AG	10/22/2012	2,084

	Japanese Yen	2,937,600	36,882	HSBC Bank	10/22/2012	679

	Norwegian Krone	485,336	83,037	Deutsche Bank AG	6/19/2012	(3,713)

	Norwegian Krone	1,118,334	188,701	State Street Bank & Trust Company	6/19/2012	(5,917)

	Swiss Franc	86,820	94,755	Bank of America N.A.	8/10/2012	(5,255)

	Swiss Franc	25,973	27,549	Barclays Bank	8/10/2012	(774)

	Swiss Franc	183,313	201,285	Deutsche Bank AG	8/10/2012	(12,313)

	Swiss Franc	14,320	15,451	HSBC Bank	8/10/2012	(689)

	Total		$5,356,495			($270,631)

	Sells

	Euro	2,254,540	$2,953,578	Barclays Bank	7/17/2012	$165,181

	Euro	1,098,360	1,439,234	Deutsche Bank AG	7/17/2012	80,793

	Euro	648,119	856,179	HSBC Bank	7/17/2012	54,591

	Euro	17,323,844	22,707,749	State Street Bank & Trust Company	7/17/2012	1,281,761

	Japanese Yen	51,362,100	633,357	HSBC Bank	10/22/2012	(23,382)

	Norwegian Krone	1,515,870	251,679	Deutsche Bank AG	6/19/2012	3,922

	Norwegian Krone	87,800	14,654	State Street Bank & Trust Company	6/19/2012	304

	Pound Sterling	20,062,997	31,739,661	State Street Bank & Trust Company	8/16/2012	829,421

	Swiss Franc	874,577	959,703	Bank of America N.A.	8/10/2012	58,131

	Swiss Franc	1,150,980	1,261,749	Deutsche Bank AG	8/10/2012	75,242

			$62,817,543			$2,525,964

Real Return Bond Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes, gain exposure to foreign currencies and to maintain diversity and liquidity of the Fund. During the period ended May 31, 2012, the Fund held forward foreign currency contracts with USD notional values ranging from approximately $157.2 million to $183.5 million, as measured at each quarter end.

			Principal Amount			Unrealized
		Principal Amount	Covered by Contract		Settlement	Appreciation
Fund	Currency	Covered by Contract	(USD)	Counterparty	Date	(Depreciation)

281

Real Return Bond
Fund	Buys

	Australian Dollar	1,432,000	$1,417,395	Barclays Bank	6/7/2012	($22,874)

	Australian Dollar	333,000	325,084	JPMorgan Chase Bank	6/7/2012	(800)

	Brazilian Real	2,668,735	1,379,191	Barclays Capital	6/4/2012	(55,972)

	Canadian Dollar	501,000	502,891	BNP Paribas SA	6/21/2012	(18,034)

	Canadian Dollar	533,000	532,308	Deutsche Bank AG	6/21/2012	(16,482)

	Canadian Dollar	493,000	500,586	HSBC Bank	6/21/2012	(23,471)

	Canadian Dollar	804,000	802,579	UBS AG	6/21/2012	(24,485)

	Chinese Yuan Renminbi	39,920,115	6,306,794	Barclays Capital	6/1/2012	(38,916)

	Chinese Yuan Renminbi	14,346,944	2,253,683	Citibank N.A.	6/1/2012	(1,062)

	Chinese Yuan Renminbi	4,430,262	699,917	Deutsche Bank AG	6/1/2012	(4,319)

	Chinese Yuan Renminbi	8,714,700	1,376,795	HSBC Bank	6/1/2012	(8,496)

	Chinese Yuan Renminbi	38,718,133	6,130,167	JPMorgan Chase Bank	6/1/2012	(51,012)

	Chinese Yuan Renminbi	39,032,780	6,192,239	UBS AG	2/1/2013	(81,863)

	Euro	4,933,000	6,449,034	Bank of America N.A.	7/16/2012	(347,994)

	Euro	1,163,000	1,461,106	Barclays Bank	7/16/2012	(22,730)

	Euro	1,858,000	2,360,478	BNP Paribas SA	7/16/2012	(62,539)

	Euro	3,084,000	3,902,809	Deutsche Bank AG	7/16/2012	(88,577)

	Indian Rupee	414,897,220	8,926,360	JPMorgan Chase Bank	7/12/2012	(1,591,656)

	Mexican Peso	226,666	17,644	HSBC Bank	6/15/2012	(1,868)

	Mexican Peso	226,666	17,340	JPMorgan Chase Bank	8/15/2012	(1,660)

	Singapore Dollar	1,301	1,054	UBS AG	8/3/2012	(43)

			$51,555,454			($2,464,853)

	Sells

	Australian Dollar	19,801,000	$20,414,831	Bank of America N.A.	6/7/2012	$1,132,063

	Australian Dollar	75,000	73,221	BNP Paribas SA	6/7/2012	184

	Brazilian Real	2,668,735	1,527,348	Morgan Stanley	6/4/2012	204,128

	Brazilian Real	2,668,735	1,364,942	Barclays Capital	8/2/2012	56,362

	Canadian Dollar	5,501,000	5,516,514	Barclays Bank	6/21/2012	192,762

	Canadian Dollar	75,000	72,826	BNP Paribas SA	6/21/2012	243

	Canadian Dollar	1,924,000	1,959,576	Goldman Sachs	6/21/2012	97,569

	Chinese Yuan Renminbi	39,920,115	6,320,000	Barclays Capital	6/1/2012	52,122

	Chinese Yuan Renminbi	14,346,944	2,266,607	Citibank N.A.	6/1/2012	13,986

	Chinese Yuan Renminbi	4,430,262	699,000	Deutsche Bank AG	6/1/2012	3,402

282

Chinese Yuan Renminbi	8,714,700	1,380,000	HSBC Bank	6/1/2012	11,700

Chinese Yuan Renminbi	38,718,133	6,116,898	JPMorgan Chase Bank	6/1/2012	37,744

Chinese Yuan Renminbi	38,718,133	6,076,769	JPMorgan Chase Bank	2/1/2013	15,649

Euro	28,101,000	36,443,007	Barclays Bank	7/16/2012	1,688,229

Indian Rupee	296,377,833	5,721,440	Barclays Capital	7/12/2012	481,966

Indian Rupee	18,217,251	328,950	Deutsche Bank AG	7/12/2012	6,899

Indian Rupee	10,875,150	195,000	Goldman Sachs	7/12/2012	2,745

Indian Rupee	22,149,960	402,000	HSBC Bank	7/12/2012	10,425

Indian Rupee	67,276,500	1,280,000	JPMorgan Chase Bank	7/12/2012	90,662

Japanese Yen	88,742,000	1,079,970	Barclays Bank	6/7/2012	(52,556)

Mexican Peso	226,666	17,434	JPMorgan Chase Bank	6/15/2012	1,658

Pound Sterling	83,000	129,917	BNP Paribas SA	6/12/2012	2,001

Pound Sterling	393,000	609,065	Deutsche Bank AG	6/12/2012	3,392

Pound Sterling	34,000	53,754	JPMorgan Chase Bank	6/12/2012	1,355

Pound Sterling	5,474,000	8,627,123	UBS AG	6/12/2012	190,845

		$108,676,192			$4,245,535

Spectrum Income Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes and gain exposure to foreign currencies. During the period ended May 31, 2012, the Fund held forward foreign currency contracts with USD notional values ranging from approximately $93.8 million to $103.8 million, as measured at each quarter end.

			Principal Amount			Unrealized
		Principal Amount	Covered by Contract		Settlement	Appreciation
Fund	Currency	Covered by Contract	(USD)	Counterparty	Date	(Depreciation)

Spectrum Income
Fund	Buys

	Australian Dollar	230,000	$227,723	Citibank N.A.	6/12/2012	($3,847)

	Australian Dollar	287,672	283,000	Barclays Bank	8/16/2012	(4,536)

	Brazilian Real	565,000	305,191	Barclays Bank	6/4/2012	(25,051)

	Brazilian Real	460,000	248,675	Citibank N.A.	6/4/2012	(20,597)

	Brazilian Real	3,265,000	1,602,061	Credit Suisse	6/4/2012	16,800

	Brazilian Real	377,000	181,748	Morgan Stanley	8/16/2012	2,664

	Canadian Dollar	1,145,000	1,141,439	State Street Bank London	6/8/2012	(33,022)

	Canadian Dollar	1,165,000	1,178,130	Royal Bank of Canada	7/18/2012	(51,319)

	Canadian Dollar	58,469	58,000	JPMorgan Chase Bank	8/16/2012	(1,482)

	Canadian Dollar	1,954,352	1,946,857	Royal Bank of Canada	8/16/2012	(57,721)

	Canadian Dollar	80,398	78,000	State Street Bank London	8/16/2012	(285)

283

Chilean Peso	114,011,000	230,000	Credit Suisse	8/16/2012	(11,271)

Chilean Peso	911,115,000	510,000	Credit Suisse	8/16/2012	(16,219)

Chilean Peso	17,506,600	34,000	JPMorgan Chase Bank	8/16/2012	(414)

Chinese Yuan Renminbi	5,205,000	814,172	Standard Chartered Bank	6/20/2012	2,889

Chinese Yuan Renminbi	6,575,000	1,030,241	Deutsche Bank AG	6/25/2012	1,806

Chinese Yuan Renminbi	8,212,435	1,285,000	Standard Chartered Bank	6/25/2012	4,068

Chinese Yuan Renminbi	3,715,000	585,870	Bank of America Merrill Lynch	8/15/2012	(3,247)

Chinese Yuan Renminbi	3,700,000	582,897	Royal Bank of Canada	8/15/2012	(2,627)

Chinese Yuan Renminbi	1,916,475	303,000	Barclays Bank	8/16/2012	(2,444)

Chinese Yuan Renminbi	7,458,334	1,178,020	Standard Chartered Bank	8/16/2012	(8,348)

Chinese Yuan Renminbi	5,275,000	829,142	Credit Suisse	9/28/2012	(2,338)

Czech Koruna	4,425,181	223,466	Citibank N.A.	8/16/2012	(10,736)

Danish Krone	260,897	45,000	State Street Bank London	8/16/2012	(1,525)

Euro	732,894	953,869	Bank of America Merrill Lynch	6/8/2012	(47,629)

Euro	94,000	119,751	Deutsche Bank AG	6/8/2012	(3,518)

Euro	126,252	166,098	Goldman Sachs	6/8/2012	(9,984)

Euro	256,917	333,505	State Street Bank London	6/8/2012	(15,821)

Euro	1,555,293	1,973,198	JPMorgan Chase Bank	8/16/2012	(49,048)

Euro	185,326	234,475	State Street Bank London	8/16/2012	(5,196)

Hong Kong Dollar	11,465,971	1,477,000	Standard Chartered Bank	8/16/2012	597

Hong Kong Dollar	15,400,000	1,983,659	Standard Chartered Bank	8/21/2012	937

Hungarian Forint	2,185,215	9,452	Deutsche Bank AG	8/16/2012	(554)

Hungarian Forint	6,815,000	28,823	State Street Bank London	8/16/2012	(1,074)

Indonesian Rupiah	1,842,670,000	199,251	Credit Suisse	7/20/2012	(4,158)

Japanese Yen	851,467,452	10,675,304	Citibank N.A.	8/16/2012	199,991

Japanese Yen	19,675,135	250,000	JPMorgan Chase Bank	8/16/2012	1,299

Japanese Yen	8,648,224	108,776	State Street Bank London	8/16/2012	1,683

Malaysian Ringgit	2,550,000	830,511	Morgan Stanley	6/18/2012	(27,247)

Malaysian Ringgit	880,000	283,277	Standard Chartered Bank	6/18/2012	(6,072)

Malaysian Ringgit	1,986,502	647,406	JPMorgan Chase Bank	6/22/2012	(21,806)

Malaysian Ringgit	166,104	54,000	State Street Bank London	6/22/2012	(1,690)

Mexican Peso	5,600,000	413,874	Royal Bank of Canada	7/31/2012	(25,972)

Mexican Peso	1,238,970	89,813	Morgan Stanley	8/16/2012	(4,112)

Mexican Peso	1,821,859	130,000	State Street Bank London	8/16/2012	(3,980)

Norwegian Krone	6,740,000	1,168,561	Goldman Sachs	8/7/2012	(68,996)

Norwegian Krone	8,636,073	1,451,789	Deutsche Bank AG	8/16/2012	(43,382)

284

Norwegian Krone	286,320	48,000	State Street Bank London	8/16/2012	(1,306)

Philippine Peso	21,760,680	510,000	Standard Chartered Bank	8/16/2012	(12,356)

Polish Zloty	3,367,000	993,086	Barclays Bank	8/16/2012	(51,583)

Pound Sterling	9,000	14,291	State Street Bank London	7/11/2012	(423)

Pound Sterling	480,348	755,256	JPMorgan Chase Bank	8/16/2012	(15,203)

Russian Ruble	12,480,914	408,942	JPMorgan Chase Bank	8/16/2012	(39,975)

Singapore Dollar	399,062	317,381	Standard Chartered Bank	8/16/2012	(7,629)

South African Rand	493,204	57,000	State Street Bank London	8/16/2012	483

South Korean Won	1,006,886,200	877,017	Citibank N.A.	7/17/2012	(24,681)

South Korean Won	334,515,200	292,000	Standard Chartered Bank	7/17/2012	(8,831)

South Korean Won	450,430,000	393,045	Bank of America Merrill Lynch	7/23/2012	(11,838)

South Korean Won	882,240,000	776,278	Barclays Bank	8/2/2012	(29,898)

Swedish Krona	4,241,562	601,504	Morgan Stanley	8/16/2012	(19,202)

Swedish Krona	226,666	32,000	State Street Bank London	8/16/2012	(882)

Swiss Franc	1,375,988	1,471,984	Royal Bank of Canada	8/16/2012	(53,300)

Swiss Franc	29,025	31,000	State Street Bank London	8/16/2012	(1,074)

Thailand Baht	1,771,784	56,000	JPMorgan Chase Bank	8/16/2012	(523)

Thailand Baht	23,833,455	756,210	Standard Chartered Bank	8/16/2012	(9,950)

Turkish Lira	1,240,897	670,864	Barclays Bank	8/16/2012	(17,063)

		$47,545,882			($669,768)

Sells

Australian Dollar	870,000	$903,139	Citibank N.A.	6/12/2012	$56,302

Australian Dollar	545,000	561,693	Citibank N.A.	7/19/2012	32,946

Australian Dollar	137,107	135,623	Barclays Bank	8/16/2012	2,904

Australian Dollar	52,642	52,000	JPMorgan Chase Bank	8/16/2012	1,043

Australian Dollar	115,162	111,000	State Street Bank London	8/16/2012	(476)

Brazilian Real	595,000	297,289	Morgan Stanley	6/4/2012	2,274

Brazilian Real	3,695,000	2,116,023	Royal Bank of Scotland PLC	6/4/2012	283,959

Brazilian Real	623,414	306,000	Barclays Bank	8/16/2012	1,053

Brazilian Real	6,531,757	3,290,558	Citibank N.A.	8/16/2012	95,507

Brazilian Real	6,565,118	3,175,640	Morgan Stanley	8/16/2012	(35,729)

Brazilian Real	660,000	316,107	Morgan Stanley	8/24/2012	(6,283)

Brazilian Real	3,240,000	1,566,050	Credit Suisse	9/5/2012	(13,362)

Canadian Dollar	1,165,000	1,143,991	UBS AG	7/18/2012	17,179

Canadian Dollar	145,678	142,066	State Street Bank London	8/16/2012	1,249

285

Chinese Yuan Renminbi	3,860,000	602,626	Credit Suisse	6/20/2012	(3,302)

Chinese Yuan Renminbi	1,095,000	171,121	Deutsche Bank AG	6/20/2012	(768)

Chinese Yuan Renminbi	250,000	39,277	State Street Bank London	6/20/2012	33

Chinese Yuan Renminbi	5,128,920	810,000	Morgan Stanley	6/25/2012	4,937

Chinese Yuan Renminbi	6,575,000	1,025,981	Standard Chartered Bank	6/25/2012	(6,067)

Chinese Yuan Renminbi	5,275,000	822,292	Standard Chartered Bank	9/28/2012	(4,512)

Danish Krone	158,948	27,471	Morgan Stanley	8/16/2012	984

Euro	5,563,000	7,298,998	Barclays Bank	6/8/2012	420,233

Euro	134,691	176,775	Citibank N.A.	6/8/2012	10,227

Euro	194,750	256,215	Deutsche Bank AG	6/8/2012	15,403

Euro	106,299	138,995	JPMorgan Chase Bank	6/8/2012	7,553

Euro	197,917	261,328	State Street Bank London	6/8/2012	16,599

Euro	319,000	421,046	UBS AG	6/8/2012	26,596

Euro	1,990,000	2,534,882	Citibank N.A.	8/13/2012	73,020

Euro	485,000	620,684	Deutsche Bank AG	8/13/2012	20,682

Euro	275,000	356,594	Royal Bank of Scotland PLC	8/13/2012	16,387

Euro	303,792	387,000	Barclays Bank	8/16/2012	11,160

Euro	662,865	852,000	Credit Suisse	8/16/2012	31,929

Euro	3,468,000	4,492,846	Deutsche Bank AG	8/16/2012	202,368

Euro	3,465,953	4,455,845	JPMorgan Chase Bank	8/16/2012	167,900

Euro	502,708	639,447	Morgan Stanley	8/16/2012	17,515

Euro	227,142	281,000	State Street Bank London	8/16/2012	(12)

Japanese Yen	30,225,000	370,973	Bank of America Merrill Lynch	6/15/2012	(14,791)

Japanese Yen	51,970,000	628,473	UBS AG	6/15/2012	(34,823)

Japanese Yen	83,535,000	1,034,515	Barclays Bank	8/1/2012	(32,224)

Japanese Yen	33,246,470	416,000	Barclays Bank	8/16/2012	(8,638)

Mexican Peso	2,505,000	173,940	State Street Bank London	7/31/2012	423

Mexican Peso	11,745,000	882,220	UBS AG	7/31/2012	68,665

Mexican Peso	12,090,543	876,635	Citibank N.A.	8/16/2012	40,319

Mexican Peso	4,538,220	322,395	State Street Bank London	8/16/2012	8,482

Mexican Peso	7,008,000	504,681	UBS AG	8/16/2012	19,931

Polish Zloty	4,269,323	1,257,653	Barclays Bank	8/16/2012	63,838

Polish Zloty	1,702,000	489,911	Credit Suisse	8/16/2012	13,987

Polish Zloty	1,665,000	487,526	Goldman Sachs	8/16/2012	21,948

Polish Zloty	133,219	39,000	State Street Bank London	8/16/2012	1,749

Pound Sterling	202,000	322,344	State Street Bank London	7/11/2012	11,075

286

Pound Sterling	385,000	612,901	Royal Bank of Scotland PLC	7/19/2012	19,666

Pound Sterling	1,588,764	2,534,298	Royal Bank of Scotland PLC	8/16/2012	86,555

Pound Sterling	73,794	115,000	State Street Bank London	8/16/2012	1,308

Pound Sterling	340,000	528,993	Barclays Bank	8/29/2012	5,200

Pound Sterling	360,000	563,998	Deutsche Bank AG	8/29/2012	9,394

Russian Ruble	8,567,000	270,936	Goldman Sachs	8/16/2012	17,674

Russian Ruble	12,635,000	413,991	JPMorgan Chase Bank	8/16/2012	40,468

Singapore Dollar	17,795	14,000	State Street Bank London	8/16/2012	187

South African Rand	1,437,585	173,039	Goldman Sachs	8/16/2012	5,488

South African Rand	5,478,875	649,864	Morgan Stanley	8/16/2012	11,298

South African Rand	5,355,000	639,006	UBS AG	8/22/2012	15,422

South Korean Won	675,826,500	578,000	Standard Chartered Bank	7/17/2012	5,908

South Korean Won	450,430,000	384,720	Bank of America Merrill Lynch	7/23/2012	3,512

South Korean Won	208,425,000	177,928	Bank of America Merrill Lynch	8/2/2012	1,599

Turkish Lira	45,128	24,150	State Street Bank London	8/16/2012	373

		$56,276,692			$1,851,424

Total Return Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes, gain exposure to foreign currencies and to maintain diversity and liquidity of the Fund. During the period ended May 31, 2012, the Fund held forward foreign currency contracts with USD notional values ranging from approximately $798.4 million to $1.2 billion, as measured at each quarter end.

			Principal Amount			Unrealized
		Principal Amount	Covered by Contract		Settlement	Appreciation
Fund	Currency	Covered by Contract	(USD)	Counterparty	Date	(Depreciation)

Total Return Fund	Buys

	Australian Dollar	2,000,000	$2,037,240	JPMorgan Chase Bank	6/7/2012	($89,584)

	Brazilian Real	14,143,767	7,348,458	Barclays Capital	6/4/2012	(335,658)

	Brazilian Real	5,989,446	3,165,000	Citibank N.A.	6/4/2012	(195,297)

	Brazilian Real	2,902,868	1,570,000	Morgan Stanley	6/4/2012	(130,692)

	Brazilian Real	1,482,080	800,000	UBS AG	6/4/2012	(65,151)

	Canadian Dollar	155,000	150,677	Deutsche Bank AG	6/21/2012	(671)

	Canadian Dollar	643,000	621,877	HSBC Bank	6/21/2012	405

	Chinese Yuan Renminbi	21,756,900	3,400,000	Barclays Capital	6/1/2012	16,062

	Chinese Yuan Renminbi	33,331,700	5,240,705	Citibank N.A.	6/1/2012	(7,277)

	Chinese Yuan Renminbi	22,689,500	3,584,609	Credit Suisse	6/1/2012	(22,119)

	Chinese Yuan Renminbi	3,147,750	497,298	Deutsche Bank AG	6/1/2012	(3,069)

	Chinese Yuan Renminbi	36,398,200	5,700,000	HSBC Bank	6/1/2012	14,900

287

Chinese Yuan Renminbi	45,313,650	7,100,000	JPMorgan Chase Bank	6/1/2012	14,720

Chinese Yuan Renminbi	5,095,600	800,000	Morgan Stanley	6/1/2012	63

Chinese Yuan Renminbi	3,205,500	500,000	Royal Bank of Scotland PLC	6/1/2012	3,297

Chinese Yuan Renminbi	32,112,350	5,073,282	UBS AG	6/1/2012	(31,305)

Chinese Yuan Renminbi	60,088,728	9,448,656	Citibank N.A.	10/15/2012	(32,225)

Chinese Yuan Renminbi	5,681,700	900,000	Citibank N.A.	2/1/2013	(10,560)

Chinese Yuan Renminbi	2,524,000	400,000	Goldman Sachs	2/1/2013	(4,881)

Euro	7,984,000	9,960,040	BNP Paribas SA	6/1/2012	(87,820)

Euro	7,984,000	10,007,944	Citibank N.A.	6/1/2012	(135,724)

Euro	4,201,000	5,278,136	Credit Suisse	6/1/2012	(83,598)

Euro	8,576,000	10,849,498	Goldman Sachs	6/1/2012	(245,269)

Euro	6,490,000	8,174,155	HSBC Bank	6/1/2012	(149,267)

Euro	5,640,000	7,058,460	JPMorgan Chase Bank	6/1/2012	(84,597)

Euro	5,874,000	7,697,137	Bank of Nova Scotia	6/14/2012	(433,630)

Euro	1,978,000	2,632,822	Barclays Bank	6/14/2012	(186,922)

Euro	1,200,000	1,601,526	Citibank N.A.	6/14/2012	(117,663)

Euro	8,297,000	10,957,050	Deutsche Bank AG	6/14/2012	(697,377)

Euro	3,423,000	4,519,056	JPMorgan Chase Bank	6/14/2012	(286,338)

Euro	3,400,000	4,502,008	Morgan Stanley	6/14/2012	(297,731)

Euro	1,600,000	2,133,640	Royal Bank of Canada	6/14/2012	(155,157)

Euro	8,776,000	11,570,246	UBS AG	6/14/2012	(718,265)

Euro	7,597,000	9,811,716	Barclays Bank	7/16/2012	(415,892)

Euro	7,684,000	10,024,510	BNP Paribas SA	7/16/2012	(521,086)

Euro	1,600,000	2,039,848	Citibank N.A.	7/16/2012	(60,999)

Euro	2,899,000	3,814,823	Credit Suisse	7/16/2012	(229,395)

Euro	4,316,000	5,543,923	Deutsche Bank AG	7/16/2012	(205,977)

Euro	4,401,000	5,727,828	HSBC Bank	7/16/2012	(284,755)

Euro	1,700,000	2,227,782	Morgan Stanley	7/16/2012	(125,255)

Euro	5,206,000	6,734,122	Royal Bank of Canada	7/16/2012	(295,442)

Euro	1,749,000	2,226,118	Royal Bank of Scotland PLC	7/16/2012	(62,989)

Euro	7,599,000	9,920,098	UBS AG	7/16/2012	(521,800)

Indian Rupee	380,092,000	8,216,429	UBS AG	7/12/2012	(1,497,025)

Indonesian Rupiah	59,016,459,500	6,531,982	HSBC Bank	7/2/2012	(272,881)

Mexican Peso	459,854,763	33,291,447	Barclays Bank	6/15/2012	(1,285,283)

Mexican Peso	2,014,801	152,141	Deutsche Bank AG	6/15/2012	(11,909)

Mexican Peso	43,422,400	3,168,373	HSBC Bank	6/15/2012	(146,148)

288

Mexican Peso	80,119	6,061	JPMorgan Chase Bank	6/15/2012	(485)

Mexican Peso	593,286	45,316	UBS AG	6/15/2012	(4,023)

Pound Sterling	421,000	679,772	Citibank N.A.	6/1/2012	(30,927)

Pound Sterling	7,932,000	12,519,869	Goldman Sachs	6/1/2012	(295,069)

Pound Sterling	7,932,000	12,508,764	HSBC Bank	6/1/2012	(283,964)

Pound Sterling	153,000	239,975	Barclays Bank	7/3/2012	(4,203)

Singapore Dollar	8,170	6,614	UBS AG	8/3/2012	(273)

		$290,717,031			($11,114,180)

Sells

Australian Dollar	2,561,000	$2,639,111	Credit Suisse	6/7/2012	$145,137

Brazilian Real	24,518,161	14,032,027	Morgan Stanley	6/4/2012	1,875,366

Brazilian Real	12,477,767	6,381,836	Barclays Capital	8/2/2012	263,522

Brazilian Real	1,036,500	500,000	HSBC Bank	8/2/2012	(8,235)

Canadian Dollar	155,000	150,745	Deutsche Bank AG	6/1/2012	675

Canadian Dollar	643,000	622,116	HSBC Bank	6/4/2012	(393)

Canadian Dollar	102,961	100,000	Deutsche Bank AG	6/6/2012	324

Canadian Dollar	468,000	456,119	Barclays Bank	6/21/2012	3,198

Canadian Dollar	26,499,000	26,618,918	Citibank N.A.	6/21/2012	973,742

Canadian Dollar	11,296,000	11,372,629	Credit Suisse	6/21/2012	440,597

Canadian Dollar	11,538,000	11,656,081	JPMorgan Chase Bank	6/21/2012	489,847

Canadian Dollar	10,975,000	11,047,249	UBS AG	6/21/2012	425,874

Chinese Yuan Renminbi	21,756,900	3,431,372	Barclays Capital	6/1/2012	15,310

Chinese Yuan Renminbi	33,331,700	5,300,000	Citibank N.A.	6/1/2012	66,572

Chinese Yuan Renminbi	22,689,500	3,600,000	Credit Suisse	6/1/2012	37,510

Chinese Yuan Renminbi	3,147,750	500,000	Deutsche Bank AG	6/1/2012	5,770

Chinese Yuan Renminbi	36,398,200	5,755,210	HSBC Bank	6/1/2012	40,309

Chinese Yuan Renminbi	45,313,650	7,154,270	JPMorgan Chase Bank	6/1/2012	39,550

Chinese Yuan Renminbi	5,095,600	806,627	Morgan Stanley	6/1/2012	6,565

Chinese Yuan Renminbi	3,205,500	506,422	Royal Bank of Scotland PLC	6/1/2012	3,125

Chinese Yuan Renminbi	32,112,350	5,100,000	UBS AG	6/1/2012	58,023

Chinese Yuan Renminbi	60,088,728	9,516,745	UBS AG	10/15/2012	100,314

Chinese Yuan Renminbi	1,894,500	300,190	Barclays Capital	2/1/2013	3,616

Chinese Yuan Renminbi	1,259,000	200,000	Credit Suisse	2/1/2013	2,910

Chinese Yuan Renminbi	5,052,200	800,000	UBS AG	2/1/2013	9,105

Euro	7,212,000	9,466,435	JPMorgan Chase Bank	6/1/2012	548,793

289

Euro	33,663,000	44,232,509	UBS AG	6/1/2012	2,608,192

Euro	1,000	1,316	Morgan Stanley	6/14/2012	79

Euro	7,984,000	9,961,333	BNP Paribas SA	7/3/2012	87,918

Euro	7,984,000	10,009,158	Citibank N.A.	7/3/2012	135,743

Euro	4,201,000	5,278,809	Credit Suisse	7/3/2012	83,641

Euro	8,576,000	10,851,170	Goldman Sachs	7/3/2012	245,658

Euro	6,490,000	8,175,122	HSBC Bank	7/3/2012	149,262

Euro	5,640,000	7,059,334	JPMorgan Chase Bank	7/3/2012	84,627

Euro	22,358,000	29,262,150	Barclays Bank	7/16/2012	1,610,206

Euro	22,357,000	29,290,353	Credit Suisse	7/16/2012	1,639,645

Euro	22,358,000	29,308,096	Deutsche Bank AG	7/16/2012	1,656,151

Indian Rupee	56,012,000	1,100,000	Deutsche Bank AG	7/12/2012	109,800

Indian Rupee	324,080,000	6,354,057	JPMorgan Chase Bank	7/12/2012	624,854

Indonesian Rupiah	3,732,000,000	400,214	Barclays Capital	7/2/2012	4,410

Indonesian Rupiah	343,919,500	36,961	Goldman Sachs	7/2/2012	486

Indonesian Rupiah	23,852,000,000	2,561,893	HSBC Bank	7/2/2012	32,225

Indonesian Rupiah	31,088,540,000	3,300,270	UBS AG	7/2/2012	3,116

Japanese Yen	260,000,000	3,206,709	Credit Suisse	7/30/2012	(113,399)

Japanese Yen	170,000,000	2,096,410	Deutsche Bank AG	7/30/2012	(74,430)

Japanese Yen	240,000,000	2,960,770	JPMorgan Chase Bank	7/30/2012	(103,945)

Japanese Yen	1,120,000,000	14,133,312	Barclays Bank	8/20/2012	(172,536)

Mexican Peso	505,965,369	39,039,935	Barclays Bank	6/15/2012	3,824,446

Mexican Peso	57,800,000	4,486,881	HSBC Bank	6/28/2012	469,747

Mexican Peso	163,500,000	12,725,391	HSBC Bank	7/5/2012	1,370,831

Mexican Peso	462,316,263	33,280,893	Barclays Bank	8/15/2012	1,299,418

Mexican Peso	43,265,000	3,137,987	HSBC Bank	8/15/2012	145,061

Mexican Peso	86,871,638	6,256,285	UBS AG	8/15/2012	246,798

Pound Sterling	16,285,000	26,148,743	Goldman Sachs	6/1/2012	1,050,300

Pound Sterling	7,932,000	12,517,688	Goldman Sachs	7/3/2012	294,530

Pound Sterling	7,932,000	12,506,583	HSBC Bank	7/3/2012	283,425

		$507,694,434			$23,143,385

Options. There are two types of options, a put option and a call option. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase a Fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease a Fund’s exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values.

290

When a Fund purchases an option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. When a Fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written.

During the period ended May 31, 2012, the Funds used purchased options for the following reasons: Global Bond Fund used purchased put and call options to manage against anticipated currency exchange rates, manage against anticipated interest rate changes and maintain diversity and liquidity of the Fund. Health Sciences Fund used purchased call options to manage against anticipated changes in securities markets and gain exposure to certain securities. High Yield Fund used purchased put and call option to manage against potential credit events. Real Return Bond Fund and Total Return Fund used purchased put and call options to manage against anticipated interest rate changes and maintain diversity and liquidity of the Funds. Redwood Fund used purchased put and call options to manage against anticipated changes in securities markets, gain exposure to certain securities markets and maintain diversity and liquidity of the Fund. The following table summarizes the approximate range of markets values of purchased options held by the Funds during the period ended May 31, 2012, as measured at each quarter end.

Fund	Market Value Range

Global Bond Fund	$16 to $244,000
Health Sciences Fund	$7,000 to $116,000
High Yield Fund	up to $2,200,000
Real Return Bond Fund	$2,000 to $159,000
Redwood Fund	up to $733,000
Total Return Fund	up to $281,000

The following tables summarize the Funds’ written options activities during the period ended May 31, 2012. In addition, the tables detail how the Funds used written option contracts during the period ended May 31, 2012.

	Number of Contracts	Premiums Received

Capital Appreciation Value Fund

Outstanding, beginning of period	-	-

Options written	42,588	$6,929,772

Options closed	(2,000)	(360,333)

Options exercised	-	-

Options expired	-	-

Outstanding, end of period	40,588	$6,569,439

Global Bond Fund

Outstanding, beginning of period	166,800,655	$1,840,499

Options written	311,065,443	3,960,884

Option closed	(175,900,470)	(1,802,005)

Options exercised	-	-

Options expired	(36,865,516)	(686,493)

Outstanding, end of period	265,100,112	$3,312,885

291

Health Sciences Fund

Outstanding, beginning of period	-	-

Options written	10,570	$5,843,257

Option closed	(868)	(345,132)

Options exercised	(27)	(22,504)

Options expired	(1,209)	(360,336)

Outstanding, end of period	8,466	$5,115,285

High Yield Fund

Outstanding, beginning of year	-	-

Options written	360,505,800	$5,299,081

Options closed	(163,294,800)	(3,279,583)

Options exercised	-	-

Options expired	(117,922,000)	(1,103,646)

Outstanding, end of year	79,289,000	$915,852

Mutual Shares Fund

Outstanding, beginning of period	-	-

Options written	178	$34,050

Option closed	(9)	(18,225)

Options exercised	(151)	(13,514)

Options expired	(18)	(2,311)

Outstanding, end of period	-	-

Real Return Bond Fund

Outstanding, beginning of period	251,900,074	$2,157,842

Options written	211,100,044	1,701,082

Option closed	(184,100,044)	(1,646,993)

Options exercised	-	-

Options expired	(78,300,074)	(707,321)

Outstanding, end of period	200,600,000	$1,504,610

Redwood Fund

Outstanding, beginning of period	-	-

Options written	360,312	$279,251,739

292

Option closed	(211,248)	(172,905,070)

Options exercised	(17,671)	(11,139,773)

Options expired	(4,149)	(836,183)

Outstanding, end of period	127,244	$94,370,713

Total Return Fund

Outstanding, beginning of period	1,224,200,787	$8,253,924

Options written	844,000,000	5,425,436

Option closed	(503,900,340)	(1,776,170)

Options exercised	-	-

Options expired	(387,400,447)	(2,129,172)

Outstanding, end of period	1,176,900,000	$9,774,018

Options on Securities

Capital Appreciation Value Fund

The Fund used written options to gain exposure to certain securities.

		Exercise	Expiration	Number of
Fund	Name of Issuer	Price	date	Contracts	Premium	Value

Capital Appreciation Value
Fund	Calls

	Accenture PLC, Class A	$65.00	Jan 2013	619	$240,031	($108,325)

	AT&T, Inc.	32.00	Jan 2013	2,805	726,843	(792,412)

	AT&T, Inc.	30.00	Jan 2013	2,335	973,673	(1,050,750)

	AT&T, Inc.	35.00	Jan 2013	1,767	160,510	(186,418)

	AT&T, Inc.	34.00	Jan 2013	1,767	231,171	(270,351)

	Cisco Systems, Inc.	22.00	Jan 2013	2,300	193,426	(37,950)

	Dell, Inc.	17.50	Jan 2013	2,277	293,727	(42,124)

	EOG Resources, Inc.	110.00	Jan 2013	57	52,838	(43,463)

	EOG Resources, Inc.	115.00	Jan 2013	57	41,723	(33,773)

	Express Scripts, Inc.	60.00	Jan 2013	17	5,083	(3,749)

	Ingersoll Rand PLC	40.00	Jan 2013	983	315,229	(535,735)

	JPMorgan Chase & Company	45.00	Sep 2012	593	108,030	(6,819)

	JPMorgan Chase & Company	46.00	Sep 2012	593	84,412	(5,633)

	JPMorgan Chase & Company	50.00	Jan 2013	2,336	447,779	(45,552)

	Microsoft Corp.	30.00	Jan 2013	1,273	189,673	(246,962)

293

PepsiCo, Inc.	70.00	Jan 2013	168	41,863	(40,068)

PepsiCo, Inc.	72.50	Jan 2013	166	27,399	(24,319)

Pfizer, Inc.	24.00	Jan 2013	4,675	318,052	(245,437)

Pfizer, Inc.	22.50	Jan 2013	10,909	1,270,779	(1,194,535)

Philip Morris International	90.00	Jan 2013	359	46,021	(95,315)

Philip Morris International	85.00	Jan 2013	358	88,136	(169,155)

Procter & Gamble Company	70.00	Jan 2013	402	72,427	(22,512)

Texas Instruments, Inc.	40.00	Jan 2013	646	54,928	(5,814)

The Walt Disney Company	47.00	Oct 2012	517	59,624	(124,856)

The Walt Disney Company	45.00	Oct 2012	517	104,592	(180,950)

The Walt Disney Company	46.00	Oct 2012	517	79,430	(151,998)

The Walt Disney Company	45.00	Jan 2013	525	132,108	(232,313)

The Walt Disney Company	46.00	Jan 2013	525	115,555	(202,125)

The Walt Disney Company	47.00	Jan 2013	525	94,377	(174,563)

			40,588	$6,569,439	($6,273,976)

Health Sciences Fund

The Fund used written options to manage against anticipated changes in securities and to gain exposure to certain securities.

		Exercise	Expiration	Number of
Fund	Name of Issuer	Price	Date	Contracts	Premium	Value

Health Sciences Fund	Calls

	Alexion Pharmaceuticals, Inc.	$85.00	Aug 2012	50	$24,100	($51,500)

	Alexion Pharmaceuticals, Inc.	100.00	Jan 2013	46	27,549	(37,720)

	Allergan, Inc.	100.00	Jul 2012	26	3,302	(390)

	Allergan, Inc.	105.00	Jan 2013	24	7,248	(3,180)

	AmerisourceBergen Corp.	40.00	Nov 2012	69	7,383	(7,590)

	Amgen, Inc.	75.00	Jul 2012	75	15,675	(2,587)

	Amgen, Inc.	75.00	Jan 2013	46	10,350	(13,800)

	Amgen, Inc.	80.00	Jan 2013	69	8,837	(10,557)

	Biogen Idec, Inc.	135.00	Jan 2013	52	41,963	(60,580)

	Celgene Corp.	72.50	Jul 2012	69	11,627	(8,832)

	Celgene Corp.	70.00	Jul 2012	46	12,467	(10,327)

	Celgene Corp.	75.00	Jul 2012	69	7,076	(4,658)

	Celgene Corp.	85.00	Jul 2012	115	20,164	(805)

	Celgene Corp.	90.00	Jan 2013	161	38,474	(11,592)

	Celgene Corp.	85.00	Jan 2013	115	28,711	(14,950)

294

Davita, Inc.	90.00	Jul 2012	53	13,114	(1,458)

Express Scripts Holding Company	70.00	Jan 2013	28	4,291	(1,162)

Express Scripts, Inc.	65.00	Jan 2013	70	16,794	(7,280)

Gilead Sciences, Inc.	55.00	Aug 2012	137	24,455	(15,755)

Henry Schein, Inc.	80.00	Jul 2012	25	5,118	(1,125)

Henry Schein, Inc.	80.00	Oct 2012	46	11,592	(9,660)

Illumina, Inc.	55.00	Jun 2012	10	4,270	(75)

Incyte Corp.	22.50	Sep 2012	94	11,270	(18,800)

Incyte Corp.	25.00	Dec 2012	94	12,408	(17,390)

Intuitive Surgical, Inc.	550.00	Jan 2013	12	35,963	(54,480)

McKesson Corp.	95.00	Aug 2012	23	3,841	(1,783)

McKesson Corp.	95.00	Jan 2013	75	15,775	(22,125)

McKesson Corp.	100.00	Jan 2013	23	6,773	(3,737)

Merck & Company, Inc.	40.00	Jan 2013	51	6,579	(5,687)

Monsanto Company	90.00	Jul 2012	51	10,094	(1,224)

Monsanto Company	90.00	Jan 2013	26	11,752	(7,514)

Regeneron Pharmaceuticals, Inc.	175.00	Aug 2012	11	4,367	(1,265)

Regeneron Pharmaceuticals, Inc.	170.00	Jan 2013	46	29,351	(36,340)

Regeneron Pharmaceuticals, Inc.	160.00	Jan 2013	46	39,147	(47,840)

Regeneron Pharmaceuticals, Inc.	135.00	Jan 2013	73	82,518	(146,730)

SXC Health Solutions Corp.	95.00	Oct 2012	23	2,921	(14,030)

SXC Health Solutions Corp.	110.00	Oct 2012	91	15,652	(20,702)

UnitedHealth Group, Inc.	65.00	Jan 2013	153	21,726	(28,458)

Valeant Pharmaceuticals
International, Inc.	65.00	Jan 2013	181	69,730	(35,295)

WellPoint, Inc.	80.00	Jun 2012	25	3,850	(162)

Zimmer Holdings, Inc.	65.00	Jan 2013	50	10,975	(14,875)

Zimmer Holdings, Inc.	70.00	Jan 2013	125	19,812	(18,437)

			2,674	$759,064	($772,457)

Puts

Abbott Laboratories	$62.50	Jan 2013	97	$57,423	($47,288)

Agilent Technologies, Inc.	45.00	Jan 2013	20	18,640	(14,850)

Alexion Pharmaceuticals, Inc.	90.00	Aug 2012	32	20,644	(20,480)

Alexion Pharmaceuticals, Inc.	85.00	Aug 2012	32	14,064	(13,920)

Alexion Pharmaceuticals, Inc.	80.00	Aug 2012	39	27,377	(11,018)

Alexion Pharmaceuticals, Inc.	95.00	Jan 2013	13	17,751	(18,330)

Allergan, Inc.	90.00	Jan 2013	14	7,518	(9,240)

295

AMERIGROUP Corp.	60.00	Jun 2012	13	13,286	(1,528)

AMERIGROUP Corp.	70.00	Jan 2013	31	34,327	(42,625)

Amylin Pharmaceuticals, Inc.	27.00	Jan 2013	23	11,776	(7,613)

Amylin Pharmaceuticals, Inc.	20.00	Jan 2013	21	17,787	(2,951)

AthenaHealth, Inc.	50.00	Jun 2012	30	22,142	(450)

Baxter International, Inc.	65.00	Jan 2013	39	62,282	(59,183)

Baxter International, Inc.	60.00	Jan 2013	39	38,492	(41,243)

Biogen Idec, Inc.	145.00	Jan 2013	40	77,063	(83,800)

Biogen Idec, Inc.	135.00	Jan 2013	93	162,467	(146,475)

Biogen Idec, Inc.	115.00	Jan 2013	73	119,539	(57,670)

Biogen Idec, Inc.	120.00	Jan 2013	25	45,492	(23,125)

Biogen Idec, Inc.	140.00	Jan 2013	96	163,408	(173,280)

Bristol Myers Squibb Company	35.00	Jan 2013	138	45,499	(50,025)

Catalyst Health Solutions, Inc.	50.00	Jun 2012	15	11,055	(1,275)

Celgene Corp.	70.00	Jan 2013	14	8,578	(10,290)

Celgene Corp.	72.50	Jan 2013	14	10,218	(12,215)

Cerner Corp.	80.00	Jan 2013	23	17,942	(20,010)

Cerner Corp.	85.00	Jan 2013	23	24,582	(26,680)

Covidien PLC	50.00	Jul 2012	20	11,740	(2,200)

CVS Caremark Corp.	50.00	Jan 2013	233	156,331	(153,780)

CVS Caremark Corp.	45.00	Jan 2013	199	107,615	(73,630)

Davita, Inc.	90.00	Jul 2012	5	4,835	(4,550)

Edwards Lifesciences Corp.	70.00	Jan 2013	30	26,118	(9,825)

Eli Lilly & Company	40.00	Jan 2013	272	82,439	(87,040)

Express Scripts, Inc.	50.00	Jun 2012	15	11,105	(863)

Express Scripts, Inc.	50.00	Jan 2013	28	18,256	(12,320)

Express Scripts, Inc.	57.50	Jan 2013	47	37,928	(38,658)

Express Scripts, Inc.	55.00	Jan 2013	47	41,208	(31,843)

Forest Laboratories, Inc.	40.00	Jan 2013	200	118,398	(118,000)

Forest Laboratories, Inc.	35.00	Jan 2013	48	22,656	(13,680)

Gilead Sciences, Inc.	45.00	Aug 2012	10	4,270	(1,365)

Gilead Sciences, Inc.	60.00	Jan 2013	39	37,964	(47,287)

Gilead Sciences, Inc.	55.00	Jan 2013	39	26,207	(31,590)

Gilead Sciences, Inc.	35.00	Jan 2013	15	7,380	(1,492)

Humana, Inc.	97.50	Jan 2013	67	100,797	(154,100)

Humana, Inc.	85.00	Jan 2013	51	61,791	(68,340)

296

Idenix Pharmaceuticals, Inc.	12.50	Jul 2012	29	10,063	(11,890)

Intermune, Inc.	20.00	Jan 2013	49	33,293	(50,102)

Intuitive Surgical, Inc.	400.00	Jan 2013	6	23,982	(9,570)

Johnson & Johnson	67.50	Jan 2013	69	45,332	(48,127)

Johnson & Johnson	70.00	Jan 2013	147	121,051	(130,830)

Medicis Pharmaceutical, Class A	35.00	Jul 2012	72	28,310	(9,180)

Medicus Pharmaceutical, Class A	45.00	Oct 2012	92	71,279	(90,160)

Medivation, Inc.	100.00	Jan 2013	8	19,176	(19,880)

Mednax, Inc.	70.00	Nov 2012	20	16,031	(22,200)

Medtronic, Inc.	40.00	Jan 2013	96	49,151	(50,400)

Merck & Company, Inc.	45.00	Jan 2013	102	85,117	(89,760)

Mettler Toledo International	180.00	Oct 2012	1	1,997	(2,730)

Monsanto Company	80.00	Jul 2012	10	5,520	(5,275)

Monsanto Company	75.00	Jan 2013	22	15,969	(16,005)

Monsanto Company	80.00	Jan 2013	15	24,930	(14,700)

Nuance Communications, Inc.	25.00	Jan 2013	28	10,427	(15,960)

Nuance Communications, Inc.	30.00	Jan 2013	73	45,048	(74,460)

Pfizer, Inc.	27.00	Jan 2013	464	252,144	(252,880)

Pfizer, Inc.	25.00	Jan 2013	411	181,658	(153,097)

Pfizer, Inc.	22.50	Jan 2013	306	82,315	(61,506)

Quest Diagnostics, Inc.	60.00	Aug 2012	41	21,606	(18,450)

Quest Diagnostics, Inc.	65.00	Aug 2012	82	71,503	(70,930)

Quest Diagnostics, Inc.	60.00	Nov 2012	27	14,802	(15,390)

Regeneron Pharmaceuticals, Inc.	105.00	Jan 2013	36	63,885	(30,600)

Salix Pharmaceuticals, Ltd.	45.00	Jul 2012	8	3,976	(920)

Sanofi ADR	41.00	Sep 2012	198	125,346	(127,710)

St. Jude Medical, Inc.	45.00	Jan 2013	35	31,744	(29,750)

Stryker Corp.	65.00	Jan 2013	10	15,570	(13,700)

Stryker Corp.	60.00	Jan 2013	25	28,987	(24,625)

SXC Health Solutions Corp.	65.00	Jul 2012	26	21,150	(650)

SXC Health Solutions Corp.	70.00	Oct 2012	48	44,015	(10,320)

Teva Pharmaceuticals, Ltd. ADR	45.00	Jan 2013	15	13,755	(10,912)

Teva Pharmaceuticals, Ltd. ADR	50.00	Jan 2013	76	68,741	(87,400)

Teva Pharmaceuticals, Ltd. ADR	52.50	Jan 2013	30	26,834	(40,950)

Teva Pharmaceuticals, Ltd. ADR	55.00	Jan 2013	20	21,739	(32,400)

Thermo Fisher Scientific, Inc.	50.00	Jun 2012	25	20,050	(2,562)

297

UnitedHealth Group, Inc.	55.00	Jan 2013	25	19,302	(13,375)

Valeant Pharmaceuticals
International, Inc.	50.00	Jan 2013	18	14,181	(14,400)

Valeant Pharmaceuticals
International, Inc.	60.00	Jan 2013	68	79,544	(97,580)

Valeant Pharmaceuticals
International, Inc.	47.00	Jan 2013	31	26,100	(20,305)

Valeant Pharmaceuticals
International, Inc.	45.00	Jan 2013	31	23,001	(17,825)

Vertex Pharmaceuticals, Inc.	65.00	Jan 2013	135	180,200	(179,550)

Vertex Pharmaceuticals, Inc.	45.00	Jan 2013	97	117,077	(38,315)

Warner Chilcott PLC, Class A	20.00	Jan 2013	25	12,425	(9,625)

Watson Pharmaceuticals, Inc.	60.00	Aug 2012	25	12,545	(1,875)

Watson Pharmaceuticals, Inc.	65.00	Nov 2012	5	2,985	(1,537)

Watson Pharmaceuticals, Inc.	80.00	Nov 2012	113	97,682	(124,300)

WellPoint, Inc.	70.00	Jan 2013	94	77,267	(78,490)

Zimmer Holdings, Inc.	70.00	Jan 2013	10	15,470	(11,700)

Zimmer Holdings, Inc.	65.00	Jan 2013	31	35,556	(23,405)

			5,792	$4,356,221	($4,024,390)

Mutual Shares Fund

The Fund used written options to manage against anticipated changes in securities and to maintain diversity and liquidity of the Fund. At May 31, 2012, the Fund held no options on securities.

Redwood Fund

The Fund used written options to manage against anticipated changes in securities, gain exposure to certain securities and maintain diversity and liquidity of the Fund.

		Exercise	Expiration	Number of
Fund	Name of Issuer	Price	date	Contracts	Premium	Value

Redwood Fund	Calls

	Abercrombie & Fitch Company, Class A	$38.00	Jan 2013	1,212	$1,805,212	($454,500)

	Aetna, Inc.	40.00	Jan 2013	2,647	2,255,136	(1,270,560)

	Apple, Inc.	450.00	Jan 2013	364	4,735,161	(5,343,520)

	Avon Products, Inc.	15.00	Oct 2012	2,147	871,614	(563,588)

	Baxter International, Inc.	50.00	Jan 2013	1,360	1,172,264	(506,600)

	Broadcom Corp., Class A	30.00	Jan 2013	1,741	1,678,249	(944,492)

	Cameron International Corp.	38.00	Jan 2013	1,574	2,228,706	(1,692,050)

	Carnival Corp.	30.00	Jan 2013	2,215	1,596,844	(974,600)

298

CBS Corp., Class B	20.00	Jan 2013	3,263	2,492,811	(3,964,545)

Citigroup, Inc.	30.00	Jan 2013	2,267	2,101,415	(566,750)

Citrix Systems, Inc.	55.00	Jan 2013	856	1,585,260	(1,874,640)

Coach, Inc.	50.00	Jan 2013	1,392	2,527,664	(2,728,320)

Consol Energy, Inc.	30.00	Jan 2013	1,524	1,915,594	(548,640)

Danaher Corp.	40.00	Jan 2013	1,733	1,919,963	(2,270,230)

Deckers Outdoor Corp.	65.00	Jan 2013	881	3,826,420	(462,525)

Eaton Corp.	37.50	Jan 2013	1,282	1,329,377	(942,270)

EOG Resources, Inc.	85.00	Jan 2013	544	1,377,368	(1,151,920)

Estee Lauder Company, Class A	48.75	Jan 2013	1,455	2,250,809	(1,244,025)

Express Scripts, Inc.	42.50	Jan 2013	1,471	1,907,817	(1,754,168)

Ford Motor Company	11.00	Sep 2012	2,650	431,877	(153,700)

Ford Motor Company	10.00	Jan 2013	7,321	2,247,324	(1,032,261)

Freeport McMoran Copper	23.00	Jan 2013	1,672	2,519,618	(1,680,360)

Guess?, Inc.	26.00	Jun 2012	1,514	752,406	(170,325)

HCA Holdings, Inc.	23.00	Jan 2013	3,909	1,864,455	(1,974,045)

Hertz Global Holdings, Inc.	11.00	Jun 2012	5,387	1,411,235	(1,441,023)

Intel Corp.	22.50	Jan 2013	1,935	739,108	(812,700)

International Paper Company	25.00	Jan 2013	2,951	2,586,333	(1,689,448)

JPMorgan Chase & Company	28.00	Jan 2013	1,184	919,918	(828,800)

Juniper Networks, Inc.	17.50	Jan 2013	1,521	847,143	(387,094)

Las Vegas Sands Corp.	38.00	Jan 2013	2,768	5,686,686	(3,086,320)

Marvell Technology Group, Ltd.	12.50	Jan 2013	4,951	1,506,141	(811,964)

Microsoft Corp.	23.00	Jul 2012	15	6,742	(9,412)

National Oilwell Varco, Inc.	60.00	Aug 2012	1,198	2,120,390	(1,135,105)

Netapp, Inc.	30.00	Jan 2013	1,538	533,636	(588,285)

Oracle Corp.	22.00	Jun 2012	3,050	3,040,723	(1,380,125)

Oracle Corp.	25.00	Jan 2013	1,457	716,794	(524,520)

Potash Corp. of Saskatchewan	40.00	Sep 2012	1,720	1,432,692	(506,540)

Sandisk Corp.	29.00	Jan 2013	1,175	989,299	(813,687)

Schlumberger, Ltd.	52.50	Jan 2013	1,797	3,594,067	(2,560,725)

Southwestern Energy Company	30.00	Jun 2012	2,024	1,086,817	(81,972)

Suncor Energy, Inc.	28.00	Jan 2013	2,297	722,334	(679,912)

The Boeing Company	55.00	Jan 2013	742	1,052,415	(1,213,170)

Tiffany & Company	50.00	Jan 2013	922	1,317,490	(845,935)

Transocean, Ltd.	35.00	Jan 2013	1,700	2,447,061	(1,602,250)

299

United Continental Holdings	15.00	Jan 2013	2,742	2,201,979	(3,064,185)

United States Steel Corp.	21.00	Jan 2013	3,397	1,294,145	(1,137,995)

Verizon Communications, Inc.	35.00	Jan 2013	2,626	1,213,129	(1,838,200)

Western Digital Corp.	30.00	Jan 2013	1,793	1,989,251	(1,026,492)

Whole Foods Market, Inc.	72.50	Jan 2013	603	1,014,213	(1,221,075)

			98,487	$87,863,105	($63,555,568)

Puts

Abbott Laboratories	$50.00	Aug 2012	1,980	$225,667	($60,390)

American Express Company	47.00	Jan 2013	3,079	584,924	(780,527)

Anadarko Petroleum Corp.	70.00	Aug 2012	1,697	520,927	(1,845,487)

Caterpillar, Inc.	75.00	Jan 2013	1,320	425,000	(778,800)

Google, Inc., Class A	500.00	Jan 2013	351	879,932	(972,270)

Groupon, Inc.	13.00	Jan 2013	5,570	1,382,585	(3,063,500)

Hasbro, Inc.	32.50	Jan 2013	1,920	440,103	(427,200)

Pfizer, Inc.	18.00	Jun 2012	3,144	361,482	(4,716)

Pfizer, Inc.	17.00	Jun 2012	3,144	267,164	(3,144)

QUALCOMM, Inc.	40.00	Jul 2012	2,072	331,467	(23,828)

SPDR S&P 500 ETF Trust	119.00	Aug 2012	1,617	383,181	(343,613)

St. Jude Medical, Inc.	35.00	Oct 2012	1,733	341,352	(329,270)

Tempur-Pedic International	55.00	Sep 2012	1,130	363,824	(1,265,600)

			28,757	$6,507,608	($9,898,345)

Options on Exchange-Traded Futures Contracts

Global Bond Fund

The Fund used written options to manage against anticipated interest rate changes and maintain diversity and liquidity of the Fund.

		Exercise	Expiration	Number of
Fund	Name of Issuer	Price	Date	Contracts	Premium	Value

Global Bond Fund	Puts

	U.S. Treasury 10-Year Note Futures	$132.00	Jun 2012	112	$65,147	($21,000)

				112	$65,147	($21,000)

Real Return Bond Fund

The Fund used written options to manage against anticipated interest rate changes and maintain diversity and liquidity of the Fund. At May 31, 2012, the Fund held no options on exchange-traded futures contracts.

300

Total Return Fund

The Fund used written options to manage against anticipated interest rate changes and maintain diversity and liquidity of the Fund. At May 31, 2012, the Fund held no options on exchange-traded futures contracts.

Interest Rate Swaptions (OTC)

An interest rate swaption is an option to enter into an interest rate swap.

Global Bond Fund

The Fund used interest rate swaptions to manage against anticipated interest rate changes and maintain diversity and liquidity of the Fund.

				Pay/Receive
			Floating Rate	Floating	Exercise	Expiration		Notional
Fund	Description	Counterparty	Index	Rate	Rate	Date		Amount	Premium	Value

Global Bond Fund	Calls

	1-Year Interest		3-Month USD
	Rate Swap	JPMorgan Chase	LIBOR	Receive	0.80%	Oct 2012	USD	2,600,000	-	($5,562)

		Morgan Stanley
	2-Year Interest	Capital Services,	3-Month USD
	Rate Swap	Inc.	LIBOR	Receive	0.92%	Nov 2012	USD	12,800,000	-	(72,146)

	5-Year Interest		3-Month USD
	Rate Swap	Bank of America	LIBOR	Receive	1.40%	Mar 2013	USD	4,000,000	$27,600	(59,090)

	5-Year Interest	Deutsche Bank	3-Month USD
	Rate Swap	AG	LIBOR	Receive	1.70%	Mar 2013	USD	62,200,000	738,315	(1,623,407)

	5-Year Interest	Deutsche Bank	3-Month USD
	Rate Swap	AG	LIBOR	Receive	1.40%	Mar 2013	USD	11,100,000	58,510	(163,976)

		Morgan Stanley
	5-Year Interest	Capital Services,	3-Month USD
	Rate Swap	Inc.	LIBOR	Receive	1.70%	Mar 2013	USD	5,200,000	73,320	(135,719)

								97,900,000	$897,745	($2,059,900)

	Puts

	1-Year Interest		3-Month USD
	Rate Swap	JPMorgan Chase	LIBOR	Receive	0.80%	Oct 2012	USD	2,600,000	-	($1,203)

		Morgan Stanley
	2-Year Interest	Capital Services,	3-Month USD
	Rate Swap	Inc.	LIBOR	Receive	0.92%	Nov 2012	USD	12,800,000	-	(11,694)

301

3-Year Interest		3-Month USD
Rate Swap	Bank of America	LIBOR	Receive	3.00%	Jun 2012	USD	10,800,000	$109,872	(1)

3-Year Interest	Barclays Bank	3-Month USD
Rate Swap	PLC	LIBOR	Receive	3.00%	Jun 2012	USD	5,000,000	44,795	-

3-Year Interest		3-Month USD
Rate Swap	Citibank N.A.	LIBOR	Receive	3.00%	Jun 2012	USD	8,100,000	87,856	(1)

3-Year Interest	Deutsche Bank	3-Month USD
Rate Swap	AG	LIBOR	Receive	3.00%	Jun 2012	USD	6,400,000	69,580	(1)

3-Year Interest	Deutsche Bank	3-Month USD
Rate Swap	AG	LIBOR	Receive	2.75%	Jun 2012	USD	6,900,000	71,626	(1)

3-Year Interest		3-Month USD
Rate Swap	JPMorgan Chase	LIBOR	Receive	3.00%	Jun 2012	USD	7,500,000	71,053	(1)

3-Year Interest	The Royal Bank	3-Month USD
Rate Swap	of Scotland PLC	LIBOR	Receive	3.00%	Jun 2012	USD	7,700,000	85,321	(1)

3-Year Interest	The Royal Bank	3-Month USD
Rate Swap	of Scotland PLC	LIBOR	Receive	2.75%	Jun 2012	USD	6,600,000	64,680	-

5-Year Interest		3-Month USD
Rate Swap	Bank of America	LIBOR	Receive	1.40%	Mar 2013	USD	4,000,000	95,200	(30,806)

5-Year Interest	Deutsche Bank	3-Month USD
Rate Swap	AG	LIBOR	Receive	1.70%	Mar 2013	USD	62,200,000	1,171,500	(279,272)

5-Year Interest	Deutsche Bank	3-Month USD
Rate Swap	AG	LIBOR	Receive	1.40%	Mar 2013	USD	11,100,000	311,060	(85,485)

	Morgan Stanley
5-Year Interest	Capital Services,	3-Month USD
Rate Swap	Inc.	LIBOR	Receive	1.70%	Mar 2013	USD	5,200,000	86,320	(23,347)

	Morgan Stanley
10-Year Interest	Capital Services,	3-Month USD
Rate Swap	Inc.	LIBOR	Receive	10.00%	Jul 2012	USD	6,600,000	39,600	(1)

							163,500,000	$2,308,463	($431,814)

Real Return Bond Fund

The Fund used interest rate swaptions to manage against anticipated interest rate changes and maintain diversity and liquidity of the Fund.

Pay/Receive
			Floating Rate	Floating	Exercise	Expiration	Notional
Fund	Description	Counterparty	Index	Rate	Rate	Date	Amount	Premium	Value

Real Return
Bond Fund	Calls

302

1-Year Interest	Goldman Sachs	3-Month USD
Rate Swap	International	LIBOR	Receive	0.80%	Oct 2012	USD	5,400,000	-	($11,551)

1-Year Interest		3-Month USD
Rate Swap	JPMorgan Chase	LIBOR	Receive	0.80%	Oct 2012	USD	5,500,000	-	(11,765)

	Morgan Stanley
2-Year Interest	Capital Services,	3-Month USD
Rate Swap	Inc.	LIBOR	Receive	1.06%	Oct 2012	USD	11,900,000	-	(96,983)

	Morgan Stanley
2-Year Interest	Capital Services,	3-Month USD
Rate Swap	Inc.	LIBOR	Receive	0.92%	Nov 2012	USD	13,600,000	-	(76,655)

5-Year Interest	Deutsche Bank	3-Month USD
Rate Swap	AG	LIBOR	Receive	1.50%	Sep 2012	USD	10,700,000	$91,460	(219,849)

5-Year Interest		3-Month USD
Rate Swap	Citibank N.A.	LIBOR	Receive	1.70%	Mar 2013	USD	5,500,000	64,900	($143,549)

5-Year Interest	Deutsche Bank	3-Month USD
Rate Swap	AG	LIBOR	Receive	1.70%	Mar 2013	USD	16,400,000	194,175	(428,037)

							69,000,000	$350,535	($988,389)

Puts

1-Year Interest	Goldman Sachs	3-Month USD
Rate Swap	International	LIBOR	Receive	0.80%	Oct 2012	USD	5,400,000	-	($2,499)

1-Year Interest		3-Month USD
Rate Swap	JPMorgan Chase	LIBOR	Receive	0.80%	Oct 2012	USD	5,500,000	-	(2,545)

	Morgan Stanley
2-Year Interest	Capital Services,	3-Month USD
Rate Swap	Inc.	LIBOR	Receive	1.06%	Oct 2012	USD	11,900,000	-	(5,186)

	Morgan Stanley
2-Year Interest	Capital Services,	3-Month USD
Rate Swap	Inc.	LIBOR	Receive	0.92%	Nov 2012	USD	13,600,000	-	(12,425)

5-Year Interest	Deutsche Bank	3-Month USD
Rate Swap	AG	LIBOR	Receive	1.50%	Sep 2012	USD	10,700,000	$145,100	(14,186)

5-Year Interest		3-Month USD
Rate Swap	Citibank N.A.	LIBOR	Receive	1.70%	Mar 2013	USD	5,500,000	103,400	(24,694)

5-Year Interest	Deutsche Bank	3-Month USD
Rate Swap	AG	LIBOR	Receive	1.70%	Mar 2013	USD	16,400,000	319,125	(73,634)

5-Year Interest	Deutsche Bank	3-Month USD
Rate Swap	AG	LIBOR	Receive	2.85%	Apr 2014	USD	16,900,000	202,800	(105,121)

	Morgan Stanley
10-Year Interest	Capital Services,	3-Month USD
Rate Swap	Inc.	LIBOR	Receive	10.00%	Jul 2012	USD	2,400,000	15,840	-

303

10-Year Interest	The Royal Bank	3-Month USD
Rate Swap	of Scotland PLC	LIBOR	Receive	10.00%	Jul 2012	USD	4,200,000	28,560	-

							92,500,000	$814,825	($240,290)

Total Return Fund

The Fund used interest rate swaptions to manage against anticipated interest rate changes and maintain diversity and liquidity of the Fund.

				Pay/Receive
			Floating Rate	Floating	Exercise	Expiration		Notional
Fund	Description	Counterparty	Index	Rate	Rate	Date		Amount	Premium	Value

Total Return
Fund	Calls

	5-Year Interest	Credit Suisse	3-Month USD
	Rate Swap	International	LIBOR	Receive	1.40%	Mar 2013	USD	5,100,000	$47,430	($75,340)

		Morgan Stanley
	5-Year Interest	Capital Services,	3-Month USD
	Rate Swap	Inc.	LIBOR	Receive	1.40%	Mar 2013	USD	7,700,000	71,995	(113,749)

	10-Year Interest	The Royal Bank	3-Month USD
	Rate Swap	of Scotland PLC	LIBOR	Receive	1.50%	May 2013	USD	7,200,000	54,360	(77,283)

								20,000,000	$173,785	($266,372)

	Puts

	1-Year Interest	The Royal Bank	3 Month USD-
	Rate Swap	of Scotland PLC	LIBOR	Receive	1.75%	Nov 2012	USD	37,900,000	$143,072	($2,706)

	1-Year Interest		3 Month USD-
	Rate Swap	Bank of America	LIBOR	Receive	2.25%	May 2013	USD	38,000,000	188,100	(7,672)

	2-Year Interest		3 Month USD-
	Rate Swap	Bank of America	LIBOR	Receive	2.25%	Sep 2012	USD	22,500,000	189,369	(131)

	2-Year Interest		3 Month USD-
	Rate Swap	Citibank N.A.	LIBOR	Receive	2.25%	Sep 2012	USD	2,700,000	18,394	(16)

		Morgan Stanley
	2-Year Interest	Capital Services,	3 Month USD-
	Rate Swap	Inc.	LIBOR	Receive	2.25%	Sep 2012	USD	32,000,000	195,800	(186)

	2-Year Interest	The Royal Bank	3 Month USD-
	Rate Swap	of Scotland PLC	LIBOR	Receive	2.25%	Sep 2012	USD	97,800,000	769,975	(567)

	2-Year Interest		3 Month USD-
	Rate Swap	Citibank N.A.	LIBOR	Receive	0.92%	Nov 2012	USD	11,900,000	53,550	(10,872)

304

	Morgan Stanley
2-Year Interest	Capital Services,	3 Month USD-
Rate Swap	Inc.	LIBOR	Receive	0.92%	Nov 2012	USD	82,700,000	229,539	(75,555)

2-Year Interest	Deutsche Bank	3 Month USD-
Rate Swap	AG	LIBOR	Receive	1.20%	Jul 2013	USD	24,300,000	171,503	(38,982)

3-Year Interest		3 Month USD-
Rate Swap	Bank of America	LIBOR	Receive	3.00%	Jun 2012	USD	29,700,000	307,948	(3)

3-Year Interest	Barclays Bank	3 Month USD-
Rate Swap	PLC	LIBOR	Receive	3.00%	Jun 2012	USD	13,000,000	116,262	(1)

3-Year Interest		3 Month USD-
Rate Swap	Citibank N.A.	LIBOR	Receive	3.00%	Jun 2012	USD	28,300,000	308,165	(3)

3-Year Interest	Deutsche Bank	3 Month USD-
Rate Swap	AG	LIBOR	Receive	3.00%	Jun 2012	USD	19,800,000	215,447	(2)

3-Year Interest	Deutsche Bank	3 Month USD-
Rate Swap	AG	LIBOR	Receive	2.75%	Jun 2012	USD	12,500,000	129,758	(1)

3-Year Interest		3 Month USD-
Rate Swap	JPMorgan Chase	LIBOR	Receive	3.00%	Jun 2012	USD	35,200,000	359,696	(4)

3-Year Interest	The Royal Bank	3 Month USD-
Rate Swap	of Scotland PLC	LIBOR	Receive	3.00%	Jun 2012	USD	52,400,000	448,986	(5)

3-Year Interest	The Royal Bank	3 Month USD-
Rate Swap	of Scotland PLC	LIBOR	Receive	2.75%	Jun 2012	USD	15,700,000	153,860	(2)

3-Year Interest	Deutsche Bank	3 Month USD-
Rate Swap	AG	LIBOR	Receive	1.00%	Aug 2012	USD	9,100,000	93,502	(3,957)

5-Year Interest		3 Month USD-
Rate Swap	Citibank N.A.	LIBOR	Receive	3.25%	Jul 2012	USD	17,900,000	442,548	(2)

5-Year Interest	The Royal Bank	3 Month USD-
Rate Swap	of Scotland PLC	LIBOR	Receive	3.25%	Jul 2012	USD	5,900,000	148,149	(1)

5-Year Interest		3 Month USD-
Rate Swap	Bank of America	LIBOR	Receive	1.70%	Aug 2012	USD	10,200,000	122,400	(1,844)

5-Year Interest		3 Month USD-
Rate Swap	Citibank N.A.	LIBOR	Receive	1.70%	Aug 2012	USD	84,900,000	1,083,915	(15,350)

5-Year Interest		3 Month USD-
Rate Swap	Citibank N.A.	LIBOR	Receive	1.55%	Aug 2012	USD	7,700,000	53,130	(3,075)

5-Year Interest	Credit Suisse	3 Month USD-
Rate Swap	International	LIBOR	Receive	1.55%	Aug 2012	USD	12,800,000	68,800	(5,112)

5-Year Interest	Credit Suisse	3 Month USD-
Rate Swap	International	LIBOR	Receive	1.35%	Aug 2012	USD	13,700,000	29,112	(15,048)

305

5-Year Interest	Deutsche Bank	3 Month USD-
Rate Swap	AG	LIBOR	Receive	1.55%	Aug 2012	USD	122,600,000	801,901	(48,967)

5-Year Interest	Deutsche Bank	3 Month USD-
Rate Swap	AG	LIBOR	Receive	1.70%	Aug 2012	USD	58,600,000	684,657	(10,595)

5-Year Interest		3 Month USD-
Rate Swap	JPMorgan Chase	LIBOR	Receive	1.70%	Aug 2012	USD	47,900,000	288,598	(8,660)

	Morgan Stanley
5-Year Interest	Capital Services,	3 Month USD-
Rate Swap	Inc.	LIBOR	Receive	1.55%	Aug 2012	USD	13,100,000	58,623	(5,232)

5-Year Interest	The Royal Bank	3 Month USD-
Rate Swap	of Scotland PLC	LIBOR	Receive	1.35%	Aug 2012	USD	21,700,000	88,699	(23,835)

5-Year Interest	The Royal Bank	3 Month USD-
Rate Swap	of Scotland PLC	LIBOR	Receive	1.70%	Aug 2012	USD	41,500,000	575,822	(7,503)

5-Year Interest	The Royal Bank	3 Month USD-
Rate Swap	of Scotland PLC	LIBOR	Receive	1.55%	Aug 2012	USD	47,700,000	222,911	(19,051)

5-Year Interest	Credit Suisse	3 Month USD-
Rate Swap	International	LIBOR	Receive	1.40%	Mar 2013	USD	5,100,000	98,430	(39,277)

5-Year Interest	Deutsche Bank	3 Month USD-
Rate Swap	AG	LIBOR	Receive	2.00%	Mar 2013	USD	12,700,000	119,310	(33,998)

	Morgan Stanley
5-Year Interest	Capital Services,	3 Month USD-
Rate Swap	Inc.	LIBOR	Receive	1.40%	Mar 2013	USD	7,700,000	149,380	(59,301)

5-Year Interest	The Royal Bank	3 Month USD-
Rate Swap	of Scotland PLC	LIBOR	Receive	1.75%	May 2013	USD	27,200,000	201,790	(168,120)

	Morgan Stanley
10-Year Interest	Capital Services,	3 Month USD-
Rate Swap	Inc.	LIBOR	Receive	10.00%	Jul 2012	USD	11,300,000	68,082	(1)

							1,135,700,000	$9,399,183	($605,637)

Credit Default Swaptions (OTC)

A credit default swaption is an option to enter into a credit default swap.

High Yield Fund

The Fund used credit default swaptions to manage against potential credit events.

				Buy/Sell	Exercise	Expiration
Fund	Description	Counterparty	Index	Protection	Rate	Date	Notional Amount	Premium	Value

High Yield Fund	Puts

306

5-Year Credit		MARKIT
Default Swap	BNP Paribas	CDX.NA.HY.18	Buy	0.94%	Jun 2012	USD	15,800,000	$211,720	($301,792)

5-Year Credit		MARKIT
Default Swap	BNP Paribas	CDX.NA.HY.18	Buy	0.88%	Jul 2012	USD	32,683,000	245,123	(208,324)

5-Year Credit		MARKIT
Default Swap	BNP Paribas	CDX.NA.HY.18	Buy	0.87%	Sep 2012	USD	30,806,000	459,009	(499,135)

							79,289,000	$915,852	($1,009,251)

Real Return Bond Fund and Total Return Fund used credit default swaptions to generate potential income. At May 31, 2012, the Funds held no credit default swaptions.

Inflation Floors (OTC)

Inflation floors are instruments where in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate (based on the Consumer Price Index or other measure), or “floor”.

Global Bond Fund

The Fund used inflation floors to manage against anticipated interest rate changes, manage duration and as a substitute for securities purchased.

			Strike		Expiration		Notional
Fund	Description	Counterparty	Index	Exercise Index	Date		Amount	Premium	Value

	Floor- OTC			Maximum of ((1+0.0%)[10] - (Index
Global Bond Fund	CPURNSA Index	Citibank N.A.	217.965	Final/Index Initial)) or $0	Sep 2020	USD	1,700,000	$21,930	($2,846)

	Floor- OTC			Maximum of ((1+0.0%)[10] - (Index
	CPURNSA Index	Deutsche Bank AG	218.011	Final/Index Initial)) or $0	Oct 2020	USD	2,000,000	19,600	(5,739)

							3,700,000	$41,530	($8,585)

Real Return Bond Fund

The Fund used inflation floors to manage against anticipated interest rate changes, manage duration and as a substitute for securities purchased.

			Strike		Expiration		Notional
Fund	Description	Counterparty	Index	Exercise Index	Date		Amount	Premium	Value

Real Return Bond	Floor- OTC			Maximum of ((1+0.0%)[10] - (Index
Fund	CPURNSA Index	Deutsche Bank AG	215.949	Final/Index Initial)) or $0	Mar 2020	USD	2,900,000	$21,750	($6,874)

	Floor- OTC			Maximum of ((1+0.0%)[10] - (Index
	CPURNSA Index	Citibank N.A.	215.949	Final/Index Initial)) or $0	Mar 2020	USD	12,300,000	103,980	(18,278)

	Floor- OTC			Maximum of ((1+0.0%)[10] - (Index
	CPURNSA Index	Citibank N.A.	216.687	Final/Index Initial)) or $0	Apr 2020	USD	23,900,000	213,520	(37,396)

							39,100,000	$339,250	($62,548)

307

Total Return Fund

The Fund used inflation floors to manage against anticipated interest rate changes, manage duration and as a substitute for securities purchased.

			Strike		Expiration		Notional
Fund	Description	Counterparty	Index	Exercise Index	Date		Amount	Premium	Value

	Floor- OTC			Maximum of ((1+0.0%)[10] - (Index
Total Return Fund	CPURNSA Index	Deutsche Bank AG	215.949	Final/Index Initial)) or $0	Mar 2020	USD	1,600,000	$12,000	($3,793)

	Floor- OTC			Maximum of ((1+0.0%)[10] - (Index
	CPURNSA Index	Citibank N.A.	215.949	Final/Index Initial)) or $0	Mar 2020	USD	4,500,000	38,060	(6,687)

	Floor- OTC			Maximum of ((1+0.0%)[10] - (Index
	CPURNSA Index	Citibank N.A.	216.687	Final/Index Initial)) or $0	Apr 2020	USD	11,000,000	98,100	(17,211)

	Floor- OTC			Maximum of ((1+0.0%)[10] - (Index
	CPURNSA Index	Citibank N.A.	217.965	Final/Index Initial)) or $0	Sep 2020	USD	4,100,000	52,890	(6,864)

							21,200,000	$201,050	($34,555)

Swaps. The Funds may enter into interest rate, credit default, and other forms of swap agreements. Swap agreements are agreements between a Fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the over-the-counter market (OTC swaps) or may be executed on a registered commodities exchange (exchange traded swaps). Swaps are marked-to-market daily, and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically implicate collateral posting obligations by the party that is considered out-of-the-money on the swap.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. The Funds may also suffer losses if they are unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between a Fund and counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

The following table summarizes the contracts held at May 31, 2012, and the range of notional contracts amounts held by the Funds during the period ended May 31, 2012. In addition, the table details how the Funds used interest rate swap contracts during the period ended May 31, 2012.

Global Bond Fund

308

The Fund used interest rate swaps to manage against anticipated interest rate changes, manage duration and as a substitute for securities purchased. During the period ended May 31, 2012, the Fund held interest rate swaps with total USD notional amounts ranging from approximately $195.6 million to $305.9 million, as measured at each quarter end.

								Unamortized
				USD		Payments		Upfront	Unrealized
		Notional		Notional	Payments Made	Received by	Maturity	Payment Paid	Appreciation
Fund	Counterparty	Amount	Currency	Amount	by Fund	Fund	Date	(Received)	(Depreciation)	Market Value

Global Bond Fund

					MXN-TIIE-
	Barclays Bank PLC	21,100,000	MXN	$1,799,735	Banxico	Fixed 6.750%	Jun 2016	$7,560	$72,467	$80,027

					MXN-TIIE-
	Barclays Bank PLC	65,100,000	MXN	4,719,609	Banxico	Fixed 5.500%	Sep 2017	(19,534)	(6,623)	(26,157)

					AUD-BBR-
	Citibank N.A.	200,000	AUD	211,630	BBSW	Fixed 5.000%	Jun 2022	(824)	19,150	18,326

	Credit Suisse International	1,610,000,000	JPY	20,063,555	6 Month LIBOR	Fixed 1.500%	Dec 2021	398,181	1,053,416	1,451,597

	Credit Suisse International	3,580,000,000	JPY	44,313,804	6 Month LIBOR	Fixed 1.000%	Sep 2022	(264,735)	763,495	498,760

	Credit Suisse International	320,000,000	JPY	4,083,716	6 Month LIBOR	Fixed 2.000%	Dec 2041	401,355	31,195	432,550

					AUD-BBR-
	Deutsche Bank AG	1,500,000	AUD	1,587,224	BBSW	Fixed 5.000%	Jun 2022	(5,555)	142,999	137,444

	Deutsche Bank AG	3,800,000	USD	3,800,000	Fixed 2.250%	3 Month LIBOR	Jun 2022	(17,387)	(155,537)	(172,924)

	Deutsche Bank AG	1,480,000,000	JPY	18,348,624	6 Month LIBOR	Fixed 1.000%	Sep 2022	(140,367)	346,558	206,191

	Goldman Sachs	12,900,000	USD	12,900,000	Fixed 2.250%	3 Month LIBOR	Jun 2022	(108,031)	(479,000)	(587,031)

					MXN-TIIE-
	HSBC Bank USA	40,600,000	MXN	3,493,059	Banxico	Fixed 6.590%	Dec 2015	10,393	120,767	131,160

					MXN-TIIE-
	HSBC Bank USA	18,800,000	MXN	1,617,587	Banxico	Fixed 6.750%	Jun 2016	8,639	62,665	71,304

					MXN-TIIE-
	HSBC Bank USA	24,400,000	MXN	1,988,136	Banxico	Fixed 5.800%	Jun 2016	842	31,474	32,316

					MXN-TIIE-
	HSBC Bank USA	23,300,000	MXN	1,684,914	Banxico	Fixed 5.500%	Sep 2017	(7,076)	(2,286)	(9,362)

					MXN-TIIE-
	HSBC Bank USA	16,100,000	MXN	1,331,136	Banxico	Fixed 6.960%	Jul 2020	(62,850)	120,751	57,901

	Morgan Stanley Capital Services,				MXN-TIIE-
	Inc.	62,900,000	MXN	5,208,538	Banxico	Fixed 6.590%	Dec 2015	(52,037)	255,238	203,201

	Morgan Stanley Capital Services,				MXN-TIIE-
	Inc.	221,700,000	MXN	18,933,391	Banxico	Fixed 6.750%	Jun 2016	138,266	702,583	840,849

	Morgan Stanley Capital Services,				MXN-TIIE-
	Inc.	21,200,000	MXN	1,533,859	Banxico	Fixed 5.500%	Sep 2017	(6,320)	(2,198)	(8,518)

	Morgan Stanley Capital Services,				MXN-TIIE-
	Inc.	18,000,000	MXN	1,548,753	Banxico	Fixed 7.500%	Jun 2021	10,308	96,137	106,445

	Morgan Stanley Capital Services,
	Inc.	520,000,000	JPY	6,428,483	6 Month LIBOR	Fixed 1.000%	Sep 2022	(16,071)	88,517	72,446

	The Royal Bank of Scotland PLC	1,340,000,000	JPY	16,698,860	6 Month LIBOR	Fixed 1.500%	Dec 2021	331,466	876,696	1,208,162

	UBS AG	19,100,000	USD	19,100,000	Fixed 2.250%	3 Month LIBOR	Jun 2022	(34,877)	(834,293)	(869,170)

	UBS AG	20,000,000	JPY	251,604	6 Month LIBOR	Fixed 1.000%	Sep 2022	1,396	1,390	2,786

	Exchange Traded Swaps

309

			6 Month GBP
24,200,000	GBP	37,439,799	LIBOR	Fixed 2.500%	Sep 2013	(552,857)	(146,034)	(698,891)

		$229,086,016				$19,885	$3,159,527	$3,179,412

Investment Quality Bond Fund

The Fund used interest rate swaps to manage against anticipated interest rate changes. During the period ended May 31, 2012, the Fund held interest rate swaps with total USD notional amounts ranging from approximately $3.4 million to $11.7 million, as measured at each quarter end.

								Unamortized
						Payments		Upfront	Unrealized
		Notional		USD Notional	Payments	Received by	Maturity	Payment Paid	Appreciation	Market
Fund	Counterparty	Amount	Currency	Amount	Made by Fund	Fund	Date	(Received)	(Depreciation)	Value

Investment Quality
Bond Fund

	Goldman Sachs International	2,750,000	USD	$2,750,000	USA-CPI-U	Fixed 2.190%	May 2017	($333)	$14,487	$14,154

	Goldman Sachs International	5,505,000	USD	5,505,000	USA-CPI-U	Fixed 2.190%	May 2017	-	27,848	27,848

	JPMorgan Chase Bank, N.A.	2,480,000	USD	2,480,000	Fixed 4.318%	3 Month LIBOR	Dec 2028	-	(794,949)	(794,949)

	JPMorgan Chase Bank, N.A.	925,000	USD	925,000	Fixed 3.425%	3 Month LIBOR	Jul 2039	-	(209,892)	(209,892)

				$11,660,000				($333)	($962,506)	($962,839)

Real Return Bond Fund

The Fund used interest rate swaps to manage against anticipated interest rate changes, manage duration and as a substitute for securities purchased. During the period ended May 31, 2012, the Fund held interest rate swaps with total USD notional amounts ranging from approximately $88.2 million to $140.1 million, as measured at each quarter end.

								Unamortized
								Upfront
					Payments	Payments		Payment	Unrealized
		Notional		USD Notional	Made by	Received by	Maturity	Paid	Appreciation	Market
Fund	Counterparty	Amount	Currency	Amount	Fund	Fund	Date	(Received)	(Depreciation)	Value

Real Return Bond Fund

	Barclays Bank PLC	1,847,429	BRL	$1,287,217	CDI	Fixed 9.970%	Jan 2014	-	$25,056	$25,056

							Nov
	BNP Paribas	1,600,000	USD	1,600,000	CPURNSA	Fixed 1.500%	2012	($832)	(492)	(1,324)

	Goldman Sachs	17,988,583	BRL	13,011,908	CDI	Fixed 9.980%	Jan 2014	33,603	216,845	250,448

	HSBC Bank USA	33,978,001	BRL	23,745,589	CDI	Fixed 10.530%	Jan 2014	169,079	454,621	623,700

	HSBC Bank USA	5,997,786	BRL	4,340,278	CDI	Fixed 10.180%	Jan 2014	34,467	62,319	96,786

	Morgan Stanley Capital Services,
	Inc.	6,661,630	BRL	4,736,016	CDI	Fixed 10.580%	Jan 2014	38,180	88,290	126,470

	Morgan Stanley Capital Services,
	Inc.	4,714,312	BRL	3,427,443	CDI	Fixed 10.220%	Jan 2014	29,368	49,949	79,317

	UBS AG	50,011,913	BRL	36,056,755	CDI	Fixed 10.380%	Jan 2014	301,514	583,879	885,393

				$88,205,206				$605,379	$1,480,467	$2,085,846

310

Total Return Fund

The Fund used interest rate swaps to manage against anticipated interest rate changes, manage duration and as a substitute for securities purchased. During the period ended May 31, 2012, the Fund held interest rate swaps with total USD notional amounts ranging approximately from $172.3 million to $603.3 million, as measured at each quarter end.

								Unamortized
						Payments		Upfront	Unrealized
		Notional		USD Notional	Payments Made by	Received by	Maturity	Payment Paid	Appreciation
Fund	Counterparty	Amount	Currency	Amount	Fund	Fund	Date	(Received)	(Depreciation)	Market Value

Total Return Fund

	Barclays Bank PLC	9,900,000	MXN	$739,797	MXN-TIIE-Banxico	Fixed 5.600%	Sep 2016	$4,345	$2,547	$6,892

	Barclays Bank PLC	700,000	AUD	693,910	AUD-BBR-BBSW	Fixed 4.250%	Jun 2017	(687)	25,642	24,955

	Barclays Bank PLC	54,400,000	MXN	3,956,516	MXN-TIIE-Banxico	Fixed 5.500%	Sep 2017	(9,877)	(11,981)	(21,858)

	Citibank N.A.	1,400,000	AUD	1,465,310	AUD-BBR-BBSW	Fixed 5.000%	Jun 2017	10,631	86,053	96,684

	Citibank N.A.	1,000,000	AUD	1,030,900	AUD-BBR-BBSW	Fixed 4.250%	Jun 2017	(4,859)	40,509	35,650

	Citibank N.A.	1,600,000	AUD	1,688,881	AUD-BBR-BBSW	Fixed 5.250%	Jun 2022	(11,434)	190,462	179,028

	Deutsche Bank AG	700,000	AUD	732,655	AUD-BBR-BBSW	Fixed 5.000%	Jun 2017	5,557	42,785	48,342

	Deutsche Bank AG	1,600,000	AUD	1,609,600	AUD-BBR-BBSW	Fixed 4.250%	Jun 2017	(3,384)	60,424	57,040

	Goldman Sachs	6,400,000	AUD	6,755,523	AUD-BBR-BBSW	Fixed 5.000%	Jun 2017	24,303	417,681	441,984

	HSBC Bank USA	106,000,000	MXN	8,179,352	MXN-TIIE-Banxico	Fixed 5.600%	Sep 2016	41,620	32,169	73,789

	HSBC Bank USA	60,600,000	MXN	4,416,169	MXN-TIIE-Banxico	Fixed 5.500%	Sep 2017	(11,331)	(13,018)	(24,349)

	Morgan Stanley Capital Services, Inc.	8,900,000	MXN	723,710	MXN-TIIE-Banxico	Fixed 5.600%	Sep 2016	1,520	4,676	6,196

	Morgan Stanley Capital Services, Inc.	15,000,000	MXN	1,085,278	MXN-TIIE-Banxico	Fixed 5.500%	Sep 2017	(3,506)	(2,521)	(6,027)

	Morgan Stanley Capital Services, Inc.	65,100,000	MXN	5,288,662	MXN-TIIE-Banxico	Fixed 6.350%	Jun 2021	82,758	(69,951)	12,807

	The Royal Bank of Scotland PLC	1,300,000	AUD	1,360,645	AUD-BBR-BBSW	Fixed 5.000%	Jun 2017	10,443	79,335	89,778

	Exchange Traded Swaps

		82,600,000	USD	82,600,000	3 Month LIBOR	Fixed 2.750%	Jun 2042	2,044,017	(8,127,813)	(6,083,796)

		50,000,000	USD	50,000,000	3 Month LIBOR	Fixed 1.500%	Mar 2016	(1,424)	175,409	173,985

				$172,326,908				$2,178,692	($7,067,592)	($4,888,900)

Currency swaps. A currency swap is an agreement between a Fund and counterparty to exchange cash flows based on the notional difference among two or more currencies.

Global Bond Fund

The Fund used currency swaps to manage against anticipated currency exchange rate changes and as a substitute for securities purchased. During the period ended May 31, 2012, the Fund held cross currency swaps with total USD notional amounts ranging up to $9.1 million, as measured at each quarter end.

					Notional Amount	Notional Amount	Unamortized	Unrealized
					of Currency	of Currency	Upfront Payment	Appreciation	Market
Fund	Counterparty	Receive	Pay	Maturity Date *	Received	Delivered	Paid (Received)	(Depreciation)	Value

311

Global Bond Fund

		Floating rate equal to 3	Floating rate equal to 3
		Month USD-LIBOR	Month JPY-LIBOR
		based on the notional	less 0.755% based on
		amount of currency	the notional amount of
	BNP Paribas	delivered	the currency received	May 2014	$9,100,000	JPY 728,000,000	-	($191,049)	($191,049)

							-	($191,049)	($191,049)

* At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to remedies that are specified within the credit default agreement. A Fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the Fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case would be reduced by any recovery value on the underlying credit.

The following table summarizes the contracts held by the Funds as buyers of protection at May 31, 2012, and the range of contracts notional amounts held by the Funds during the period ended May 31, 2012.

Global Bond Fund

The Fund used credit default swaps to manage against potential credit events. During the period ended May 31, 2012, the Fund held credit default swaps with total USD notional amounts ranging from approximately $22.1 million to $25.5 million, as measured at each quarter end.

								Unamortized
								Upfront
					USD			Payment	Unrealized
			Notional		Notional	(Pay)/Receive	Maturity	Paid	Appreciation	Market
Fund	Counterparty	Reference Obligation	Amount	Currency	Amount	Fixed Rate	Date	(Received)	(Depreciation)	Value

Global Bond Fund

	Bank of America N.A.	Xstrata Canada Corp.	3,000,000	USD	$3,000,000	(0.910)%	Jun 2012	-	($6,810)	($6,810)

	Bank of America N.A.	Lafarge	2,000,000	USD	2,000,000	(1.690)%	Sep 2016	-	175,415	175,415

	Bank of America N.A.	Intuit, Inc.	2,000,000	USD	2,000,000	(1.380)%	Mar 2017	-	(92,915)	(92,915)

	Bank of America N.A.	CBS Corp.	1,800,000	USD	1,800,000	(1.000)%	Jun 2019	$165,127	(142,739)	22,388

	BNP Paribas	Vivendi	800,000	USD	800,000	(1.743)%	Jun 2013	-	(7,503)	(7,503)

	BNP Paribas	Vivendi	800,000	USD	800,000	(1.780)%	Jun 2013	-	(7,885)	(7,885)

	BNP Paribas	Santander UK PLC	3,300,000	USD	3,300,000	(1.000)%	Jun 2016	225,928	47,329	273,257

	Citibank N.A.	Autozone, Inc.	500,000	USD	500,000	(0.680)%	Dec 2012	-	(2,248)	(2,248)

	Citibank N.A.	Pearson PLC	1,000,000	USD	1,000,000	(0.690)%	Jun 2018	-	(5,484)	(5,484)

	Credit Suisse International	Sealed Air Corp.	700,000	USD	700,000	(0.500)%	Sep 2013	-	3,848	3,848

	Credit Suisse International	Masco Corp.	700,000	USD	700,000	(0.907)%	Dec 2016	-	69,410	69,410

	Deutsche Bank AG	Jones Apparel Group	600,000	USD	600,000	(1.000)%	Dec 2014	9,697	24,585	34,282

	Deutsche Bank AG	Tate & Lyle Public Limited Company	300,000	USD	300,000	(0.510)%	Dec 2014	-	(617)	(617)

312

Deutsche Bank AG	Bank of America Corp.	1,200,000	USD	1,200,000	(1.000)%	Jun 2019	185,062	(39,778)	145,284

Deutsche Bank AG	The Ryland Group, Inc.	1,800,000	USD	1,800,000	(5.000)%	Jun 2020	-	(163,323)	(163,323)

JPMorgan Chase Bank,
N.A.	D.R. Horton, Inc.	1,800,000	USD	1,800,000	(1.000)%	Mar 2015	50,631	(22,636)	27,995

JPMorgan Chase Bank,
N.A.	Loews Corp.	200,000	USD	200,000	(0.330)%	Mar 2016	-	1,805	1,805

				$22,500,000			$636,445	($169,546)	$466,899

High Yield Fund

The Fund used credit default swaps to gain exposure to credit index. During the period ended May 31, 2012, the Fund held credit default swaps with total USD notional amounts ranging up to $31.1 million, as measured at each quarter end.

					USD			Unamortized	Unrealized
			Notional		Notional	(Pay)/Receive	Maturity	Upfront Payment	Appreciation	Market
Fund	Counterparty	Reference Obligation	Amount	Currency	Amount	Fixed Rate	Date	Paid (Received)	(Depreciation)	Value

High Yield Fund

	BNP Paribas	MARKIT CDX.NA.HY.18	15,800,000	USD	$15,800,000	(5.000)%	Jun 2017	$722,991	$242,206	$965,197

	Morgan Stanley & Company,
	Inc.	MARKIT CDX.NA.HY.17	5,820,000	USD	5,820,000	(5.000)%	Dec 2016	170,881	107,075	277,956

	Morgan Stanley & Company,
	Inc.	MARKIT CDX.NA.HY.17	9,506,000	USD	9,506,000	(5.000)%	Dec 2016	256,776	197,218	453,994

					$31,126,000			$1,150,648	$546,499	$1,697,147

Investment Quality Bond Fund

The Fund used credit default swaps to manage against potential credit events. During the period ended May 31, 2012, the Fund held credit default swaps with total USD notional amounts ranging approximately from $8.5 million to $33.8 million, as measured at each quarter end.

								Unamortized
					USD			Upfront	Unrealized
			Notional		Notional	(Pay)/Receive	Maturity	Payment Paid	Appreciation	Market
Fund	Counterparty	Reference Obligation	Amount	Currency	Amount	Fixed Rate	Date	(Received)	(Depreciation)	Value

Investment Quality Bond Fund

	Goldman Sachs International	Macy's, Inc.	1,385,000	USD	$1,385,000	(1.000)%	Mar 2017	$6,323	$7,486	$13,809

	Goldman Sachs International	CDX-NAIGS18V1-5Y	4,685,000	USD	4,685,000	(1.000)%	Jun 2017	7,603	33,737	41,340

	Goldman Sachs International	CDX-NAIGS18V1-5Y	770,000	USD	770,000	(1.000)%	Jun 2017	7,718	(923)	6,795

	Goldman Sachs International	CDX-NAIGS18V1-5Y	3,990,000	USD	3,990,000	(1.000)%	Jun 2017	39,223	(3,904)	35,319

	Goldman Sachs International	ABX.HE.PENAAA.06-2	448,375	USD	448,375	(0.110)%	May 2046	135,495	(10)	135,485

	Goldman Sachs International	CMBX.NA.AM.3	360,000	USD	360,000	(0.500)%	Dec 2049	84,616	(10,851)	73,765

	Goldman Sachs International	CMBX.NA.AM.4	540,000	USD	540,000	(0.500)%	Feb 2051	113,136	9,661	122,797

	JPMorgan Chase Bank, N.A.	CDX-NAHYS18V2-5Y	5,500,000	USD	5,500,000	(5.000)%	Jun 2017	364,375	(55,000)	309,375

	JPMorgan Chase Bank, N.A.	CMBX.NA.AM.3	360,000	USD	360,000	(0.500)%	Dec 2049	72,905	865	73,770

313

JPMorgan Chase Bank, N.A.	CMBX.NA.AM.3	485,000	USD	485,000	(0.500)%	Dec 2049	100,341	(47)	100,294

JPMorgan Chase Bank, N.A.	CMBX.NA.AM.4	1,630,000	USD	1,630,000	(0.500)%	Feb 2051	341,791	28,875	370,666

Morgan Stanley & Company	ABX.HE.AAA.06-1	1,893,667	USD	1,893,667	(0.180)%	Jul 2045	197,069	(66)	197,003

Morgan Stanley & Company	CMBX.NA.AM.4	1,090,000	USD	1,090,000	(0.500)%	Feb 2051	276,029	(28,160)	247,869

Morgan Stanley & Company	CMBX.NA.AA.1	1,450,000	USD	1,450,000	(0.250)%	Oct 2052	337,963	135,029	472,992

UBS AG	Everest Reinsurance Holdings, Inc.	600,000	USD	600,000	(1.800)%	Dec 2013	-	(13,165)	(13,165)

				$25,187,042			$2,084,587	$103,527	$2,188,114

Real Return Bond Fund

The Fund used credit default swaps to manage against potential credit events. During the period ended May 31, 2012, the Fund held credit default swaps with total USD notional amounts ranging from approximately $4.6 million to $5.6 million, as measured at each quarter end.

								Unamortized
								Upfront	Unrealized
			Notional		USD Notional	(Pay)/Receive	Maturity	Payment Paid	Appreciation	Market
Fund	Counterparty	Reference Obligation	Amount	Currency	Amount	Fixed Rate	Date	(Received)	(Depreciation)	Value

Real Return Bond Fund

	Barclays Bank PLC	Cardinal Health, Inc.	95,000	USD	$95,000	(1.000)%	Jun 2017	($1,495)	($1,073)	($2,568)

	Citibank N.A	GATX Corp.	1,000,000	USD	1,000,000	(1.070)%	Mar 2016	-	16,352	16,352

	Goldman Sachs	RPM International, Inc.	1,000,000	USD	1,000,000	(1.500)%	Mar 2018	-	(13,483)	(13,483)

	Morgan Stanley Capital
	Services, Inc.	Pearson PLC	2,500,000	USD	2,500,000	(0.750)%	Jun 2014	-	(33,001)	(33,001)

					$4,595,000			($1,495)	($31,205)	($32,700)

Spectrum Income Fund

The Fund used credit default swaps to gain exposure to a security or credit index. During the period ended May 31, 2012, the Fund held credit default swaps with total USD notional amounts as represented below.

								Unamortized	Unrealized
			Notional		USD Notional	(Pay)/Receive	Maturity	Upfront Payment	Appreciation	Market
Fund	Counterparty	Reference Obligation	Amount	Currency	Amount	Fixed Rate	Date	Paid (Received)	(Depreciation)	Value

Spectrum Income Fund

	JPMorgan Chase Bank,
	N.A.	United Utilities PLC	75,000	EUR	$99,161	(1.000)%	Jun 2017	($1,040)	$661	($379)

					$99,161			($1,040)	$661	($379)

Total Return Fund

The Fund used credit default swaps to manage against potential credit events. During the period ended May 31, 2012, the Fund held credit default swaps with total USD notional amounts ranging up to $80.3 million, as measured at each quarter end. The swaps presented in the following table are exchange traded swaps.

314

							Unamortized	Unrealized
		Notional		USD Notional	(Pay)/Receive	Maturity	Upfront Payment	Appreciation
Fund	Reference Obligation	Amount	Currency	Amount	Fixed Rate	Date	Paid (Received)	(Depreciation)	Market Value

Total Return Fund

	CDX HY17	31,719,000	USD	$31,719,000	(5.000)%	Dec 2016	$1,620,100	($105,241)	$1,514,859

	CDX.NA.HY.18	46,400,000	USD	46,400,000	(5.000)%	Jun 2017	1,688,380	1,146,761	2,835,141

				$78,119,000			$3,308,480	$1,041,520	$4,350,000

Implied credit spreads are utilized in determining the market value of CDS agreements in which a Fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s credit rating and an increased risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as the Seller could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement.

The following table summarizes the contracts held by the Funds as sellers of protection at May 31, 2012, and the range of notional contracts amounts held by the Funds during the period ended May 31, 2012.

Global Bond Fund

The Fund used credit default swaps to take a long position in the exposure of the benchmark credit. During the period ended May 31, 2012, the Fund held credit default swaps with total USD notional amounts ranging from approximately $121.9 million to $190.3 million, as measured at each quarter end.

									Unamortized
			Implied						Upfront
			Credit			USD			Payment	Unrealized
			Spread at 5-	Notional		Notional	(Pay)/Receive	Maturity	Paid	Appreciation	Market
Fund	Counterparty	Reference Obligation	31-2012	Amount	Currency	Amount	Fixed Rate	Date	(Received)	(Depreciation)	Value

Global Bond Fund

	Bank of America N.A.	Ally Financial, Inc.	2.14%	1,500,000	USD	$1,500,000	5.000%	Dec 2012	$7,025	$34,281	$41,306

	Bank of America N.A.	People's Republic of China	1.29%	2,200,000	USD	2,200,000	1.000%	Sep 2016	-	(12,279)	(12,279)

	Bank of America N.A.	French Republic	2.08%	4,400,000	USD	4,400,000	0.250%	Jun 2017	(367,077)	(19,536)	(386,613)

	BNP Paribas	Federal Republic of Germany	0.90%	3,800,000	USD	3,800,000	0.250%	Dec 2016	(157,786)	49,560	(108,226)

		United Kingdom of Great
	Citibank N.A.	Britain and Northern Ireland	0.34%	2,300,000	USD	2,300,000	1.000%	Jun 2015	9,140	41,962	51,102

		United Kingdom of Great
	Citibank N.A.	Britain and Northern Ireland	0.34%	700,000	USD	700,000	1.000%	Jun 2015	4,005	11,548	15,553

		United Kingdom of Great
	Citibank N.A.	Britain and Northern Ireland	0.34%	800,000	USD	800,000	1.000%	Jun 2015	3,648	14,127	17,775

	Citibank N.A.	French Republic	2.08%	900,000	USD	900,000	0.250%	Jun 2017	(75,468)	(3,612)	(79,080)

	Citibank N.A.	Kingdom of Spain	5.98%	5,300,000	USD	5,300,000	1.000%	Jun 2017	(822,560)	(212,182)	(1,034,742)

	Citibank N.A.	MCDX.NA.15	n/a	2,800,000	USD	2,800,000	1.000%	Dec 2015	(56,436)	2,705	(53,731)

315

Citibank N.A.	People's Republic of China	1.18%	3,000,000	USD	3,000,000	1.000%	Mar 2016	23,676	(27,386)	(3,710)

	United Kingdom of Great
Citibank N.A.	Britain and Northern Ireland	0.55%	6,800,000	USD	6,800,000	1.000%	Jun 2016	70,128	67,335	137,463

	United Kingdom of Great
Deutsche Bank AG	Britain and Northern Ireland	0.34%	1,600,000	USD	1,600,000	1.000%	Jun 2015	7,313	28,236	35,549

Deutsche Bank AG	MCDX.NA.15	n/a	1,400,000	USD	1,400,000	1.000%	Dec 2015	(24,710)	(2,156)	(26,866)

	United Kingdom of Great
Deutsche Bank AG	Britain and Northern Ireland	0.46%	5,200,000	USD	5,200,000	1.000%	Dec 2015	78,069	32,216	110,285

Deutsche Bank AG	United States of America	0.44%	6,700,000	EUR	9,332,763	0.250%	Dec 2015	(65,368)	15,106	(50,262)

Deutsche Bank AG	Commonwealth of Australia	0.70%	2,700,000	USD	2,700,000	1.000%	Mar 2016	42,515	(5,141)	37,374

Deutsche Bank AG	Commonwealth of Australia	0.77%	3,300,000	USD	3,300,000	1.000%	Sep 2016	42,236	(1,765)	40,471

Deutsche Bank AG	Commonwealth of Australia	0.81%	1,000,000	USD	1,000,000	1.000%	Dec 2016	2,168	8,920	11,088

Deutsche Bank AG	Republic of Italy	5.64%	100,000	USD	100,000	1.000%	Jun 2017	(15,008)	(3,262)	(18,270)

Goldman Sachs	MCDX.NA.15	n/a	6,000,000	USD	6,000,000	1.000%	Dec 2015	(160,097)	44,959	(115,138)

Goldman Sachs	People's Republic of China	1.12%	3,100,000	USD	3,100,000	1.000%	Dec 2015	46,892	(46,895)	(3)

Goldman Sachs	MCDX.NA.16	n/a	3,800,000	USD	3,800,000	1.000%	Jun 2016	(63,501)	(35,544)	(99,045)

Goldman Sachs	Commonwealth of Australia	0.81%	800,000	USD	800,000	1.000%	Dec 2016	(3,099)	11,970	8,871

Goldman Sachs	Federal Republic of Germany	0.90%	8,400,000	USD	8,400,000	0.250%	Dec 2016	(321,238)	81,999	(239,239)

Goldman Sachs	Kingdom of Spain	5.98%	100,000	USD	100,000	1.000%	Jun 2017	(16,209)	(3,314)	(19,523)

HSBC Bank USA	French Republic	2.08%	1,900,000	USD	1,900,000	0.250%	Jun 2017	(163,361)	(3,586)	(166,947)

HSBC Bank USA	Republic of Italy	5.64%	900,000	USD	900,000	1.000%	Jun 2017	(150,139)	(14,293)	(164,432)

	United Kingdom of Great
JPMorgan Chase Bank, N.A.	Britain and Northern Ireland	0.34%	6,400,000	USD	6,400,000	1.000%	Jun 2015	19,994	122,202	142,196

JPMorgan Chase Bank, N.A.	Commonwealth of Australia	0.73%	5,100,000	USD	5,100,000	1.000%	Jun 2016	90,157	(21,484)	68,673

Morgan Stanley Capital
Services, Inc.	MCDX.NA.15	n/a	2,800,000	USD	2,800,000	1.000%	Dec 2015	(53,825)	94	(53,731)

Morgan Stanley Capital
Services, Inc.	Government of Japan	0.85%	300,000	USD	300,000	1.000%	Mar 2016	(2,136)	5,012	2,876

Morgan Stanley Capital
Services, Inc.	State of California	2.01%	2,400,000	USD	2,400,000	1.350%	Jun 2016	-	(45,769)	(45,769)

Morgan Stanley Capital
Services, Inc.	Commonwealth of Australia	0.81%	600,000	USD	600,000	1.000%	Dec 2016	1,562	5,091	6,653

Morgan Stanley Capital
Services, Inc.	State of California	2.56%	4,300,000	USD	4,300,000	2.950%	Dec 2020	-	137,781	137,781

Morgan Stanley Capital
Services, Inc.	State of California	2.58%	1,400,000	USD	1,400,000	2.150%	Mar 2021	-	(24,275)	(24,275)

Morgan Stanley Capital
Services, Inc.	State of Connecticut	1.78%	2,300,000	USD	2,300,000	1.630%	Mar 2021	-	(4,993)	(4,993)

Morgan Stanley Capital
Services, Inc.	State of California	2.59%	1,600,000	USD	1,600,000	2.150%	Jun 2021	-	(29,727)	(29,727)

316

The Royal Bank of Scotland
PLC	Commonwealth of Australia	0.70%	1,200,000	USD	1,200,000	1.000%	Mar 2016	19,956	(3,346)	16,610

The Royal Bank of Scotland
PLC	Commonwealth of Australia	0.70%	2,600,000	USD	2,600,000	1.000%	Mar 2016	41,903	(5,914)	35,989

The Royal Bank of Scotland
PLC	Commonwealth of Australia	0.70%	2,000,000	USD	2,000,000	1.000%	Mar 2016	32,578	(4,894)	27,684

The Royal Bank of Scotland
PLC	Commonwealth of Australia	0.77%	1,300,000	USD	1,300,000	1.000%	Sep 2016	15,823	120	15,943

The Royal Bank of Scotland
PLC	Commonwealth of Australia	0.81%	2,300,000	USD	2,300,000	1.000%	Dec 2016	(8,910)	34,413	25,503

UBS AG	Government of Japan	0.85%	4,300,000	USD	4,300,000	1.000%	Mar 2016	(23,005)	64,234	41,229

UBS AG	United States of America	0.46%	4,500,000	EUR	6,530,172	0.250%	Jun 2016	(67,797)	25,668	(42,129)

UBS AG	Commonwealth of Australia	0.81%	3,500,000	USD	3,500,000	1.000%	Dec 2016	2,836	35,973	38,809

UBS AG	Commonwealth of Australia	0.81%	400,000	USD	400,000	1.000%	Dec 2016	(1,464)	5,899	4,435

					$135,462,935			($2,057,570)	$350,058	($1,707,512)

Investment Quality Bond Fund

The Fund used credit default swaps to take a long position in the exposure of the benchmark credit. During the period ended May 31, 2012, the Fund held credit default swaps with total USD notional amounts ranging from approximately $11.9 million to $41.5 million, as measured at each quarter end.

			Implied
			Credit						Unamortized
			Spread						Upfront	Unrealized
			at 5-31-	Notional		USD Notional	(Pay)/Receive	Maturity	Payment Paid	Appreciation
Fund	Counterparty	Reference Obligation	2012	Amount	Currency	Amount	Fixed Rate	Date	(Received)	(Depreciation)	Market Value

Investment Quality Bond Fund

	Goldman Sachs International	Kohl's Corp.	1.37%	1,385,000	USD	$1,385,000	1.000%	Mar 2017	($43,157)	$4,762	($38,395)

	Goldman Sachs International	ArcelorMittal	n/a	500,000	USD	500,000	1.000%	Jun 2017	(89,028)	(1,010)	(90,038)

	Goldman Sachs International	CDX-NAHYS18V2-5Y	n/a	5,315,000	USD	5,315,000	5.000%	Jun 2017	(250,458)	(73,900)	(324,358)

	Goldman Sachs International	ITRAXX-EUROPES17V1-5Y	n/a	4,700,000	EUR	5,922,237	1.000%	Jun 2017	(216,047)	15,134	(200,913)

	Goldman Sachs International	CMBX.NA.AJ.3	n/a	205,000	USD	205,000	1.470%	Dec 2049	(77,359)	(7,145)	(84,504)

	JPMorgan Chase Bank, N.A.	ITRAXX-XOVERS17V1-5Y	n/a	1,590,000	EUR	1,966,512	5.000%	Jun 2017	(161,680)	19,781	(141,899)

	JPMorgan Chase Bank, N.A.	ABX.HE.PENAAA.07-2	n/a	463,519	USD	463,519	0.760%	Jan 2038	(292,027)	69	(291,958)

	JPMorgan Chase Bank, N.A.	CMBX.NA.AJ.2	n/a	720,000	USD	720,000	1.090%	Mar 2049	(141,025)	(55,922)	(196,947)

	JPMorgan Chase Bank, N.A.	CMBX.NA.AJ.2	n/a	730,000	USD	730,000	1.090%	Mar 2049	(142,984)	(56,699)	(199,683)

	JPMorgan Chase Bank, N.A.	CMBX.NA.AJ.3	n/a	820,000	USD	820,000	1.470%	Dec 2049	(252,685)	(85,331)	(338,016)

	JPMorgan Chase Bank, N.A.	CMBX.NA.AJ.3	n/a	210,000	USD	210,000	1.470%	Dec 2049	(86,240)	763,303	677,063

	JPMorgan Chase Bank, N.A.	CMBX.NA.AA.4	n/a	410,000	USD	410,000	1.650%	Feb 2051	(250,734)	(21,272)	(272,006)

	JPMorgan Chase Bank, N.A.	CMBX.NA.AA.4	n/a	405,000	USD	405,000	1.650%	Feb 2051	(267,825)	130	(267,695)

	JPMorgan Chase Bank, N.A.	CMBX.NA.AAA.5	n/a	1,450,000	USD	1,450,000	0.350%	Feb 2051	(146,504)	16,103	(130,401)

317

Morgan Stanley & Company	PRIMEX.ARM.1	n/a	796,501	USD	796,501	4.420%	Jun 2036	26,784	685	27,469

Morgan Stanley & Company	PRIMEX.ARM.2	n/a	2,367,376	USD	2,367,376	4.580%	Dec 2037	(179,333)	2,108	(177,225)

Morgan Stanley & Company	CMBX.NA.AJ.2	n/a	1,450,000	USD	1,450,000	1.090%	Mar 2049	(280,249)	(116,381)	(396,630)

Morgan Stanley & Company	CMBX.NA.AAA.3	n/a	1,450,000	USD	1,450,000	0.080%	Dec 2049	(137,673)	(1,867)	(139,540)

Morgan Stanley & Company	CMBX.NA.AA.4	n/a	1,635,000	USD	1,635,000	1.650%	Feb 2051	(925,545)	(159,162)	(1,084,707)

Morgan Stanley & Company	Xerox Corp.	1.80%	1,950,000	USD	1,950,000	1.000%	Jun 2016	(23,408)	(51,738)	(75,146)

Morgan Stanley & Company	CMBX.NA.AAA.5	n/a	2,900,000	USD	2,900,000	0.350%	Feb 2051	(226,314)	(34,489)	(260,803)

					$33,051,145			($4,163,491)	$157,159	($4,006,332)

Real Return Bond Fund

The Fund used credit default swaps to take a long position in the exposure of the benchmark credit. During the period ended May 31, 2012, the Fund held credit default swaps with total USD notional amounts ranging from approximately $25.9 million to $41.8 million, as measured at each quarter end.

									Unamortized
			Implied						Upfront
			Credit			USD			Payment	Unrealized
			Spread at 5-	Notional		Notional	(Pay)/Receive	Maturity	Paid	Appreciation	Market
Fund	Counterparty	Reference Obligation	31-2012	Amount	Currency	Amount	Fixed Rate	Date	(Received)	(Depreciation)	Value

Real Return Bond Fund

	Bank of America N.A.	Government of Japan	0.81%	4,100,000	USD	$4,100,000	1.000%	Dec 2015	$64,132	($20,261)	$43,871

	Barclays Bank PLC	Federative Republic of Brazil	1.31%	1,300,000	USD	1,300,000	1.000%	Jun 2015	(6,617)	(3,365)	(9,982)

	Barclays Bank PLC	Federative Republic of Brazil	1.31%	1,000,000	USD	1,000,000	1.000%	Jun 2015	(11,370)	3,691	(7,679)

		United Kingdom of Great
	Citibank N.A.	Britain and Northern Ireland	0.34%	900,000	USD	900,000	1.000%	Jun 2015	4,350	15,646	19,996

	Citibank N.A.	CDX.EM.14	n/a	6,400,000	USD	6,400,000	5.000%	Dec 2015	608,176	(135,352)	472,824

		United Kingdom of Great
	Citibank N.A.	Britain and Northern Ireland	0.55%	1,600,000	USD	1,600,000	1.000%	Jun 2016	16,501	15,843	32,344

		United Kingdom of Great
	Deutsche Bank AG	Britain and Northern Ireland	0.34%	1,000,000	USD	1,000,000	1.000%	Jun 2015	2,839	19,379	22,218

		United Kingdom of Great
	Deutsche Bank AG	Britain and Northern Ireland	0.34%	3,100,000	USD	3,100,000	1.000%	Jun 2015	15,831	53,045	68,876

	Deutsche Bank AG	Federative Republic of Brazil	2.01%	4,100,000	USD	4,100,000	1.000%	Jun 2020	(107,647)	(175,076)	(282,723)

	HSBC Bank USA	Federative Republic of Brazil	1.31%	1,000,000	USD	1,000,000	1.000%	Jun 2015	(8,434)	755	(7,679)

	JP Morgan Chase Bank, N.A.	Federative Republic of Brazil	1.31%	400,000	USD	400,000	1.000%	Jun 2015	(2,710)	(361)	(3,071)

		Petroleo Brasileiro S/A
	JPMorgan Chase Bank, N.A.	Petrobras	1.71%	400,000	USD	400,000	1.000%	Sep 2015	(7,375)	(11)	(7,386)

	The Royal Bank of Scotland PLC	Government of Japan	0.81%	600,000	USD	600,000	1.000%	Dec 2015	9,272	(2,852)	6,420

						$25,900,000			$576,948	($228,919)	$348,029

318

Spectrum Income Fund

The Fund used credit default swaps as a substitute for securities purchased. During the period ended May 31, 2012, the Fund held credit default swaps with total USD notional amounts ranging up to approximately $0.1 million, as measured at each quarter end.

									Unamortized
									Upfront
			Implied Credit						Payment	Unrealized
			Spread at 5-31-	Notional		USD Notional	(Pay)/Receive	Maturity	Paid	Appreciation	Market
Fund	Counterparty	Reference Obligation	2012	Amount	Currency	Amount	Fixed Rate	Date	(Received)	(Depreciation)	Value

Spectrum Income Fund

	JPMorgan Chase
	Bank, N.A.	Arab Republic of Egypt	n/a	100,000	USD	$100,000	0.250%	Mar 2016	($9,439)	($7,104)	($16,543)

						$100,000			($9,439)	($7,104)	($16,543)

Total Return Fund

The Fund used credit default swaps to take a long position in the exposure of the benchmark credit. During the period ended May 31, 2012, the Fund held credit default swaps with total USD notional amounts ranging approximately from $283.2 million to $502.0 million, as measured at each quarter end.

			Implied						Unamortized
			Credit						Upfront
			Spread			USD			Payment	Unrealized
			at 5-31-	Notional		Notional	(Pay)/Receive	Maturity	Paid	Appreciation	Market
Fund	Counterparty	Reference Obligation	2012	Amount	Currency	Amount	Fixed Rate	Date	(Received)	(Depreciation)	Value

Total Return Fund

	Bank of America N.A.	Berkshire Hathaway, Inc.	1.20%	1,800,000	USD	$1,800,000	1.000%	Mar 2015	($17,457)	$16,373	($1,084)

	Bank of America N.A.	People's Republic of China	0.98%	500,000	USD	500,000	1.000%	Jun 2015	5,147	(3,887)	1,260

	Bank of America N.A.	People's Republic of China	0.98%	1,500,000	USD	1,500,000	1.000%	Jun 2015	14,716	(10,936)	3,780

	Bank of America N.A.	United Mexican States	1.23%	300,000	USD	300,000	1.000%	Sep 2015	(2,797)	1,191	(1,606)

	Bank of America N.A.	MetLife, Inc.	2.58%	1,700,000	USD	1,700,000	1.000%	Dec 2015	(43,801)	(28,970)	(72,771)

	Bank of America N.A.	Prudential Financial, Inc.	2.15%	2,400,000	USD	2,400,000	1.000%	Dec 2015	(49,639)	(21,774)	(71,413)

	Bank of America N.A.	French Republic	1.75%	1,200,000	USD	1,200,000	0.250%	Mar 2016	(35,599)	(31,315)	(66,914)

	Bank of America N.A.	Government of Japan	0.85%	200,000	USD	200,000	1.000%	Mar 2016	2,084	(166)	1,918

	Bank of America N.A.	Government of Japan	0.85%	200,000	USD	200,000	1.000%	Mar 2016	1,942	(24)	1,918

	Bank of America N.A.	Credit Agricole SA	6.71%	2,000,000	EUR	2,958,698	1.000%	Jun 2016	(171,329)	(309,226)	(480,555)

	Bank of America N.A.	French Republic	1.88%	12,000,000	USD	12,000,000	0.250%	Sep 2016	(684,383)	(131,679)	(816,062)

	Bank of America N.A.	Republic of Indonesia	2.29%	1,800,000	USD	1,800,000	1.000%	Sep 2016	(23,117)	(64,607)	(87,724)

	Bank of America N.A.	Republic of Korea	1.35%	900,000	USD	900,000	1.000%	Sep 2016	(549)	(8,290)	(8,839)

	Bank of America N.A.	Government of Japan	1.05%	8,500,000	USD	8,500,000	1.000%	Mar 2017	(61,478)	80,770	19,292

	Bank of America N.A.	Commonwealth of Australia	0.88%	4,900,000	USD	4,900,000	1.000%	Jun 2017	73,209	(30,215)	42,994

	Bank of America N.A.	Government of Japan	1.09%	1,100,000	USD	1,100,000	1.000%	Jun 2017	(2,633)	2,883	250

319

Barclays Bank PLC	CDX.NA.IG.9	n/a	14,949,732	USD	14,949,732	0.758%	Dec 2012	-	86,349	86,349

Barclays Bank PLC	Federative Republic of Brazil	0.53%	17,300,000	USD	17,300,000	1.000%	Dec 2012	13,599	59,993	73,592

Barclays Bank PLC	General Electric Capital Corp.	0.71%	3,900,000	USD	3,900,000	0.640%	Dec 2012	-	5,942	5,942

Barclays Bank PLC	United Mexican States	1.10%	1,200,000	USD	1,200,000	1.000%	Mar 2015	(14,795)	13,697	(1,098)

Barclays Bank PLC	CDX.EM.13	n/a	1,000,000	USD	1,000,000	5.000%	Jun 2015	72,474	(3,615)	68,859

Barclays Bank PLC	Federative Republic of Brazil	1.31%	500,000	USD	500,000	1.000%	Jun 2015	(4,214)	375	(3,839)

Barclays Bank PLC	French Republic	1.75%	800,000	USD	800,000	0.250%	Mar 2016	(21,521)	(23,088)	(44,609)

Barclays Bank PLC	People's Republic of China	1.18%	700,000	USD	700,000	1.000%	Mar 2016	6,205	(7,071)	(866)

Barclays Bank PLC	French Republic	1.88%	300,000	USD	300,000	0.250%	Sep 2016	(15,545)	(4,857)	(20,402)

Barclays Bank PLC	Government of Japan	1.05%	1,100,000	USD	1,100,000	1.000%	Mar 2017	(8,280)	10,776	2,496

Barclays Bank PLC	United Mexican States	1.68%	3,800,000	USD	3,800,000	1.000%	Jun 2017	(34,097)	(74,756)	(108,853)

BNP Paribas	People's Republic of China	1.18%	300,000	USD	300,000	1.000%	Mar 2016	2,692	(3,063)	(371)

BNP Paribas	United States of America	0.45%	5,100,000	EUR	7,150,709	0.250%	Mar 2016	(55,140)	12,149	(42,991)

BNP Paribas	United Mexican States	1.68%	2,200,000	USD	2,200,000	1.000%	Jun 2017	(15,835)	(47,185)	(63,020)

Citibank N.A	CDX.NA.HY.8	n/a	5,668,140	USD	5,668,140	0.355%	Jun 2012	-	5,251	5,251

Citibank N.A	CDX.NA.HY.8	n/a	4,723,450	USD	4,723,450	0.360%	Jun 2012	-	4,438	4,438

Citibank N.A	CDX.NA.HY.8	n/a	1,322,566	USD	1,322,566	0.401%	Jun 2012	-	1,384	1,384

Citibank N.A	Dell, Inc.	0.70%	4,800,000	USD	4,800,000	1.000%	Sep 2013	13,479	13,608	27,087

Citibank N.A	General Electric Capital Corp.	1.16%	600,000	USD	600,000	4.325%	Dec 2013	-	35,922	35,922

Citibank N.A	United Mexican States	1.10%	1,200,000	USD	1,200,000	1.000%	Mar 2015	(15,098)	14,000	(1,098)

Citibank N.A	People's Republic of China	0.98%	400,000	USD	400,000	1.000%	Jun 2015	3,886	(2,878)	1,008

Citibank N.A	Republic of Kazakhstan	2.78%	300,000	USD	300,000	1.000%	Mar 2016	(6,423)	(11,098)	(17,521)

Citibank N.A	People's Republic of China	1.23%	2,000,000	USD	2,000,000	1.000%	Jun 2016	16,223	(21,171)	(4,948)

	United Kingdom of Great Britain
Citibank N.A	and Northern Ireland	0.55%	6,300,000	USD	6,300,000	1.000%	Jun 2016	88,102	39,253	127,355

Citibank N.A	Commonwealth of Australia	0.88%	6,300,000	USD	6,300,000	1.000%	Jun 2017	94,901	(39,623)	55,278

Citibank N.A.	Federative Republic of Brazil	1.38%	1,000,000	USD	1,000,000	1.000%	Sep 2015	(10,269)	(474)	(10,743)

Citibank N.A.	United Mexican States	1.23%	700,000	USD	700,000	1.000%	Sep 2015	(6,956)	3,210	(3,746)

Citibank N.A.	CDX.EM.14	n/a	1,100,000	USD	1,100,000	5.000%	Dec 2015	100,105	(18,838)	81,267

Citibank N.A.	MetLife, Inc.	2.58%	2,500,000	USD	2,500,000	1.000%	Dec 2015	(64,413)	(42,603)	(107,016)

Credit Suisse International	CDX.EM.13	n/a	600,000	USD	600,000	5.000%	Jun 2015	47,107	(5,792)	41,315

Credit Suisse International	Federative Republic of Brazil	1.31%	4,300,000	USD	4,300,000	1.000%	Jun 2015	(35,082)	2,064	(33,018)

Credit Suisse International	Federative Republic of Brazil	1.38%	1,900,000	USD	1,900,000	1.000%	Sep 2015	(15,207)	(5,204)	(20,411)

Credit Suisse International	ArcelorMittal	5.11%	1,000,000	USD	1,000,000	1.000%	Jun 2016	(39,845)	(98,337)	(138,182)

Deutsche Bank AG	CDX.NA.IG.9	n/a	9,837,888	USD	9,837,888	0.708%	Dec 2012	-	53,050	53,050

Deutsche Bank AG	Berkshire Hathaway, Inc.	0.72%	1,600,000	USD	1,600,000	0.850%	Mar 2013	-	5,320	5,320

Deutsche Bank AG	CDX.NA.IG.10	n/a	1,928,998	USD	1,928,998	0.530%	Jun 2013	-	12,807	12,807

320

Deutsche Bank AG	United Mexican States	1.10%	700,000	USD	700,000	1.000%	Mar 2015	(8,807)	8,167	(640)

Deutsche Bank AG	CDX.EM.13	n/a	5,400,000	USD	5,400,000	5.000%	Jun 2015	402,867	(31,028)	371,839

Deutsche Bank AG	Federative Republic of Brazil	1.31%	1,700,000	USD	1,700,000	1.000%	Jun 2015	(10,986)	(2,068)	(13,054)

Deutsche Bank AG	Federative Republic of Brazil	1.31%	500,000	USD	500,000	1.000%	Jun 2015	(2,816)	(1,023)	(3,839)

Deutsche Bank AG	French Republic	1.75%	400,000	USD	400,000	0.250%	Mar 2016	(11,878)	(10,427)	(22,305)

Deutsche Bank AG	MetLife, Inc.	2.65%	1,500,000	USD	1,500,000	1.000%	Mar 2016	(22,942)	(48,671)	(71,613)

	United Kingdom of Great Britain
Deutsche Bank AG	and Northern Ireland	0.50%	700,000	USD	700,000	1.000%	Mar 2016	10,053	4,446	14,499

Deutsche Bank AG	People's Republic of China	1.23%	3,300,000	USD	3,300,000	1.000%	Jun 2016	28,698	(36,863)	(8,165)

Deutsche Bank AG	People's Republic of China	1.23%	900,000	USD	900,000	1.000%	Jun 2016	6,944	(9,171)	(2,227)

Deutsche Bank AG	People's Republic of China	1.29%	600,000	USD	600,000	1.000%	Sep 2016	2,728	(6,077)	(3,349)

Deutsche Bank AG	Republic of Korea	1.51%	1,800,000	USD	1,800,000	1.000%	Jun 2017	(20,538)	(11,382)	(31,920)

Deutsche Bank AG	United Mexican States	1.68%	1,900,000	USD	1,900,000	1.000%	Jun 2017	(12,315)	(42,112)	(54,427)

Deutsche Bank AG	MetLife, Inc.	3.05%	7,700,000	USD	7,700,000	1.000%	Mar 2018	(361,871)	(312,058)	(673,929)

Goldman Sachs	CDX.NA.IG.10	n/a	2,411,247	USD	2,411,247	0.463%	Jun 2013	-	13,934	13,934

Goldman Sachs	Berkshire Hathaway, Inc.	1.20%	1,000,000	USD	1,000,000	1.000%	Mar 2015	(9,698)	9,096	(602)

Goldman Sachs	Federative Republic of Brazil	1.31%	500,000	USD	500,000	1.000%	Jun 2015	(3,935)	96	(3,839)

	United Kingdom of Great Britain
Goldman Sachs	and Northern Ireland	0.46%	1,000,000	USD	1,000,000	1.000%	Dec 2015	15,951	5,257	21,208

Goldman Sachs	Government of Japan	0.85%	7,200,000	USD	7,200,000	1.000%	Mar 2016	(51,135)	120,170	69,035

Goldman Sachs	People's Republic of China	1.29%	200,000	USD	200,000	1.000%	Sep 2016	900	(2,016)	(1,116)

Goldman Sachs	United Mexican States	1.50%	1,100,000	USD	1,100,000	1.000%	Sep 2016	(4,396)	(15,135)	(19,531)

Goldman Sachs	Government of Japan	1.05%	200,000	USD	200,000	1.000%	Mar 2017	(1,369)	1,823	454

Goldman Sachs	Government of Japan	1.05%	100,000	USD	100,000	1.000%	Mar 2017	(685)	912	227

Goldman Sachs	Government of Japan	1.09%	3,700,000	USD	3,700,000	1.000%	Jun 2017	(10,604)	11,446	842

Goldman Sachs	Government of Japan	1.09%	300,000	USD	300,000	1.000%	Jun 2017	(861)	929	68

Goldman Sachs	CDX.NA.IG.9	n/a	868,049	USD	868,049	0.548%	Dec 2017	-	8,723	8,723

HSBC Bank USA	CDX.EM.13	n/a	8,400,000	USD	8,400,000	5.000%	Jun 2015	611,528	(33,112)	578,416

HSBC Bank USA	Federative Republic of Brazil	1.31%	1,300,000	USD	1,300,000	1.000%	Jun 2015	(21,159)	11,177	(9,982)

HSBC Bank USA	Federative Republic of Brazil	1.38%	700,000	USD	700,000	1.000%	Sep 2015	(4,602)	(2,918)	(7,520)

HSBC Bank USA	CDX.EM.14	n/a	1,000,000	USD	1,000,000	5.000%	Dec 2015	88,756	(14,877)	73,879

HSBC Bank USA	French Republic	1.88%	300,000	USD	300,000	0.250%	Sep 2016	(9,588)	(10,814)	(20,402)

HSBC Bank USA	French Republic	1.88%	400,000	USD	400,000	0.250%	Sep 2016	(20,574)	(6,628)	(27,202)

HSBC Bank USA	United Mexican States	1.68%	2,000,000	USD	2,000,000	1.000%	Jun 2017	(23,061)	(34,230)	(57,291)

HSBC Bank USA	United States of America	0.49%	3,300,000	EUR	4,395,599	0.250%	Jun 2017	(6,451)	(37,916)	(44,367)

	United Kingdom of Great Britain
JPMorgan Chase Bank, N.A.	and Northern Ireland	0.32%	400,000	USD	400,000	1.000%	Mar 2015	1,042	7,408	8,450

321

	United Kingdom of Great Britain
JPMorgan Chase Bank, N.A.	and Northern Ireland	0.32%	800,000	USD	800,000	1.000%	Mar 2015	1,875	15,025	16,900

JPMorgan Chase Bank, N.A.	CDX.EM.13	n/a	1,200,000	USD	1,200,000	5.000%	Jun 2015	89,723	(7,092)	82,631

JPMorgan Chase Bank, N.A.	Federative Republic of Brazil	1.38%	8,800,000	USD	8,800,000	1.000%	Sep 2015	(77,371)	(17,164)	(94,535)

JPMorgan Chase Bank, N.A.	CDX.EM.14	n/a	300,000	USD	300,000	5.000%	Dec 2015	27,018	(4,854)	22,164

JPMorgan Chase Bank, N.A.	Government of Japan	0.85%	800,000	USD	800,000	1.000%	Mar 2016	5,175	2,496	7,671

JPMorgan Chase Bank, N.A.	State of Qatar	1.23%	2,900,000	USD	2,900,000	1.000%	Mar 2016	(5,166)	(8,324)	(13,490)

JPMorgan Chase Bank, N.A.	People's Republic of China	1.23%	4,000,000	USD	4,000,000	1.000%	Jun 2016	33,226	(43,123)	(9,897)

JPMorgan Chase Bank, N.A.	Federative Republic of Brazil	1.61%	900,000	USD	900,000	1.000%	Sep 2016	(4,598)	(16,109)	(20,707)

JPMorgan Chase Bank, N.A.	People's Republic of China	1.29%	800,000	USD	800,000	1.000%	Sep 2016	3,508	(7,973)	(4,465)

JPMorgan Chase Bank, N.A.	Commonwealth of Australia	0.88%	7,500,000	USD	7,500,000	1.000%	Jun 2017	80,033	(14,226)	65,807

JPMorgan Chase Bank, N.A.	Federative Republic of Brazil	1.74%	10,700,000	USD	10,700,000	1.000%	Jun 2017	(130,844)	(218,629)	(349,473)

JPMorgan Chase Bank, N.A.	CDX.NA.IG.9	n/a	1,928,998	USD	1,928,998	0.553%	Dec 2017	-	19,912	19,912

Morgan Stanley Capital
Services, Inc.	CDX.NA.IG.9	n/a	3,900,000	USD	3,900,000	0.963%	Dec 2012	-	28,378	28,378

Morgan Stanley Capital
Services, Inc.	Federative Republic of Brazil	0.59%	900,000	USD	900,000	1.660%	Mar 2013	-	10,347	10,347

Morgan Stanley Capital
Services, Inc.	CDX.EM.13	n/a	7,000,000	USD	7,000,000	5.000%	Jun 2015	537,457	(55,443)	482,014

Morgan Stanley Capital
Services, Inc.	Federative Republic of Brazil	1.31%	500,000	USD	500,000	1.000%	Jun 2015	(2,851)	(988)	(3,839)

Morgan Stanley Capital
Services, Inc.	Federative Republic of Brazil	1.38%	9,900,000	USD	9,900,000	1.000%	Sep 2015	(88,290)	(18,062)	(106,352)

Morgan Stanley Capital
Services, Inc.	Abu Dhabi	1.26%	4,800,000	USD	4,800,000	1.000%	Mar 2016	(10,257)	(20,763)	(31,020)

Morgan Stanley Capital
Services, Inc.	French Republic	1.75%	500,000	USD	500,000	0.250%	Mar 2016	(12,631)	(15,250)	(27,881)

Morgan Stanley Capital
Services, Inc.	Government of Japan	0.85%	2,400,000	USD	2,400,000	1.000%	Mar 2016	(17,891)	40,903	23,012

Morgan Stanley Capital	United Kingdom of Great Britain
Services, Inc.	and Northern Ireland	0.55%	1,900,000	USD	1,900,000	1.000%	Jun 2016	26,570	11,839	38,409

Morgan Stanley Capital
Services, Inc.	People's Republic of China	1.29%	600,000	USD	600,000	1.000%	Sep 2016	2,527	(5,876)	(3,349)

Morgan Stanley Capital
Services, Inc.	Republic of Indonesia	2.29%	1,400,000	USD	1,400,000	1.000%	Sep 2016	(17,425)	(50,805)	(68,230)

Morgan Stanley Capital
Services, Inc.	United Mexican States	1.50%	2,400,000	USD	2,400,000	1.000%	Sep 2016	(8,653)	(33,959)	(42,612)

Morgan Stanley Capital
Services, Inc.	Government of Japan	1.09%	200,000	USD	200,000	1.000%	Jun 2017	(526)	571	45

322

Morgan Stanley Capital
Services, Inc.	United Mexican States	1.68%	3,100,000	USD	3,100,000	1.000%	Jun 2017	(23,339)	(65,462)	(88,801)

	United Kingdom of Great Britain
Societe Generale Paris	and Northern Ireland	0.32%	2,700,000	USD	2,700,000	1.000%	Mar 2015	2,806	54,231	57,037

	United Kingdom of Great Britain
Societe Generale Paris	and Northern Ireland	0.32%	4,600,000	USD	4,600,000	1.000%	Mar 2015	10,766	86,408	97,174

The Royal Bank of Scotland
PLC	People's Republic of China	0.98%	900,000	USD	900,000	1.000%	Jun 2015	9,004	(6,736)	2,268

The Royal Bank of Scotland
PLC	United Mexican States	1.23%	1,900,000	USD	1,900,000	1.000%	Sep 2015	(14,047)	3,879	(10,168)

The Royal Bank of Scotland
PLC	French Republic	1.70%	700,000	USD	700,000	0.250%	Dec 2015	(9,558)	(25,759)	(35,317)

The Royal Bank of Scotland
PLC	French Republic	1.75%	500,000	USD	500,000	0.250%	Mar 2016	(12,459)	(15,422)	(27,881)

The Royal Bank of Scotland
PLC	People's Republic of China	1.23%	3,100,000	USD	3,100,000	1.000%	Jun 2016	26,354	(34,024)	(7,670)

UBS AG	Berkshire Hathaway, Inc.	1.20%	1,000,000	USD	1,000,000	1.000%	Mar 2015	(9,950)	9,348	(602)

UBS AG	French Republic	1.75%	1,400,000	USD	1,400,000	0.250%	Mar 2016	(41,533)	(36,533)	(78,066)

UBS AG	People's Republic of China	1.23%	2,000,000	USD	2,000,000	1.000%	Jun 2016	17,393	(22,341)	(4,948)

	United Kingdom of Great Britain
UBS AG	and Northern Ireland	0.55%	1,500,000	USD	1,500,000	1.000%	Jun 2016	20,977	9,346	30,323

UBS AG	French Republic	1.88%	1,600,000	USD	1,600,000	0.250%	Sep 2016	(51,139)	(57,669)	(108,808)

UBS AG	People's Republic of China	1.29%	100,000	USD	100,000	1.000%	Sep 2016	427	(985)	(558)

UBS AG	Republic of Korea	1.35%	1,000,000	USD	1,000,000	1.000%	Sep 2016	-	(9,821)	(9,821)

UBS AG	Republic of Indonesia	2.29%	600,000	USD	600,000	1.000%	Sep 2016	(7,948)	(21,293)	(29,241)

UBS AG	United Mexican States	1.50%	1,100,000	USD	1,100,000	1.000%	Sep 2016	(4,049)	(15,482)	(19,531)

					$326,644,074			($6,121)	($1,592,363)	($1,598,484)

Fair value of derivative instruments by risk category. The table below summarizes the fair value of derivatives held by the Funds at May 31, 2012 by risk category:

Fund	Risk	Financial Instruments	Asset Derivatives Fair	Liability Derivatives Fair
		Location	Value	Value

All Cap Core Fund	Equity contracts	Futures	-	($420,895)

			-	($420,895)

Capital Appreciation Value Fund	Equity contracts	Written options	-	($6,273,976)

			-	($6,273,976)

323

		Forward foreign currency
Emerging Markets Debt Fund	Foreign currency contracts	contracts	$14,052	($31,120)

			$14,052	($31,120)

Global Bond Fund	Interest rate contracts	Futures	$2,685,893	($1,902,727)

	Interest rate contracts	Written options	-	(2,521,299)

	Interest rate contracts	Interest rate swaps	5,551,465	(2,372,053)

	Credit contracts	Credit default swaps	1,824,902	(3,065,515)

	Foreign currency contracts	Currency swaps	-	(191,049)

		Forward foreign currency
	Foreign currency contracts	contracts	32,505,812	(14,956,036)

	Foreign currency contracts	Purchased options	32,391	-

			$42,600,463	($25,008,679)

Health Sciences Fund	Equity contracts	Written options	-	($4,796,847)

	Equity contracts	Purchased options	$75,032	-

			$75,032	($4,796,847)

		Forward foreign currency
Heritage Fund	Foreign currency contracts	contracts	$23,119	-

			$23,119	-

		Forward foreign currency
High Income Fund	Foreign currency contracts	contracts	$374,415	-

			$374,415	-

High Yield Fund	Credit contracts	Credit default swaps	$1,697,147	-

	Credit contracts	Written options	-	($1,009,251)

	Credit contracts	Purchased options	1,699,719	-

		Forward foreign currency
	Foreign currency contracts	contracts	1,723,294	(6,421)

			$5,120,160	($1,015,672)

Investment Quality Bond Fund	Interest rate contracts	Futures	$148,754	($155,949)

	Interest rate contracts	Interest rate swaps	42,002	(1,004,841)

	Credit contracts	Credit default swaps	2,905,811	(4,724,029)

324

		Forward foreign currency
	Foreign currency contracts	contracts	306,400	(326,120)

			$3,402,967	($6,210,939)

Mid Cap Growth Index Fund	Equity contracts	Futures	-	($3,020)

			-	($3,020)

Mid Cap Value Index Fund	Equity contracts	Futures	-	($13,680)

			-	($13,680)

		Forward foreign currency
Mutual Shares Fund	Foreign currency contracts	contracts	$2,552,109	($296,776)

			$2,552,109	($296,776)

Real Return Bond Fund	Interest rate contracts	Futures	$556,677	($334,382)

	Interest rate contracts	Written options	-	(1,291,227)

	Interest rate contracts	Interest rate swaps	2,087,170	(1,324)

	Interest rate contracts	Purchased options	105,355	-

	Credit contracts	Credit default swaps	682,901	(367,572)

		Forward foreign currency
	Foreign currency contracts	contracts	4,298,091	(2,517,409)

			$7,730,194	($4,511,914)

Redwood Fund	Equity contracts	Written options	-	($73,453,913)

	Equity contracts	Purchased options	$732,501	-

			$732,501	($73,453,913)

Short Term Government Income Fund	Interest rate contracts	Futures	-	($56,590)

			-	($56,590)

Smaller Company Growth Fund	Equity contracts	Futures	-	($16,965)

			-	($16,965)

Spectrum Income Fund	Interest rate contracts	Futures	$27,076	($154,783)

	Credit contracts	Credit default swaps	-	(16,922)

		Forward foreign currency
	Foreign currency contracts	contracts	2,245,628	(1,063,972)

325

			$2,272,704	($1,235,677)

Strategic Equity Allocation Fund	Equity contracts	Futures	-	($6,525,838)

	Foreign currency contracts	Futures	-	(69,608)

			-	($6,595,446)

Total Return Fund	Interest rate contracts	Futures	$1,092,549	($5,579)

	Interest rate contracts	Written options	-	(906,564)

	Interest rate contracts	Interest rate swaps	1,247,130	(6,136,030)

	Credit contracts	Credit default swaps	7,255,798	(4,504,282)

		Forward foreign currency
	Foreign currency contracts	contracts	23,665,770	(11,636,565)

			$33,261,247	($23,189,020)

Direct placement securities. The Funds may hold direct placement securities which are restricted to resale and the Funds have limited rights to registration under the Securities Act of 1933. The following table summarizes the direct placement securities held at May 31, 2012.

						Value as a
		Original		Beginning	Ending	percentage of
		Acquisition	Acquisition	share	share	Fund's net	Value as of
Fund	Issuer, Description	date	cost	amount	amount	assets	5-31-12

Health Sciences Fund	Castlight Health, Inc.	4/26/2012	$357,884	-	59,286	0.10%	$357,884
	Bought : 59,286 shares
	Puma Biotechnology warrants	10/4/2011	-	1	1	0.00%	-

High Income Fund	Talmer Bancorp, Inc.	4/30/10	$1,675,002	279,167	279,167	0.54%	$1,996,734

Transactions in securities of affiliated issuers. Affiliated issuers, as defined by the 1940 Act, are those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Funds’ transactions in the securities of these issuers during the period ended May 31, 2012, is set forth below:

		Beginning	Ending share	Realized gain	Interest	Value as of
Fund	Affiliate	share amount	amount	(loss)	income	5-31-12

High Income Fund	Greektown Superholdings, Inc., common stock
	Bought: none Sold: none	7,894	7,894	-	-	$416,172
	Greektown Superholdings, Inc., Series A, preferred stock
	Bought: none Sold: none	168,490	168,490	-	-	$12,468,260

326

Greektown Superholdings, Inc., 13.0%, 07/01/2015
Bought: none Sold: 750,000	2,054,000	1,304,000	$61,976	$158,394	$1,421,360

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

327

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Funds II

/s/ Hugh McHaffie

Hugh McHaffie
President

Date: July 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Hugh McHaffie

Hugh McHaffie
President

Date: July 23, 2012

/s/ Charles A. Rizzo

Charles A. Rizzo
Chief Financial Officer

Date: July 23, 2012